UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1.          REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

(j)  Face Amount denominated in Japanese Yen.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

VA U.S. Targeted Value Portfolio vs. Russell 2000 Value Index
October 31, 1998-October 31, 2008

Growth of $10,000
VA U.S. Targeted Value Portfolio
Russell 2000 Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$22,439
$20,410

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.71%	0.42%	8.42%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VA U.S. Large Value Portfolio vs. Russell 1000 Value Index
October 31, 1998-October 31, 2008

Growth of $10,000
VA U.S. Large Value Portfolio
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$13,162
$12,615

Average Annual Total Return	One Year	Five Years	Ten Years
	-39.15%	1.15%	2.35%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VA International Value Portfolio vs. MSCI World ex USA Index (net dividends)

October 31, 1998-October 31, 2008

Growth of $10,000
VA International Value Portfolio
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,434
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-50.51%	5.27%	5.72%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

VA International Small Portfolio vs.
MSCI World ex USA Small Cap Index (net div.), MSCI World ex USA Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
VA International Small Portfolio
MSCI World ex USA Small Cap Index (net div.)
MSCI World ex USA Small Cap Index (price-only)
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$20,017
$15,960
$15,593
$13,373
$12,936
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	-50.30%	4.18%	7.19%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

VA Short-Term Fixed Portfolio vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
October 31, 1998-October 31, 2008

Growth of $10,000

VA Short-Term Fixed Portfolio
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$14,905
$14,550
$14,368
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	2.78%	2.98%	3.69%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VA Global Bond Portfolio vs.
Citigroup World Government Bond Index 1-5 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
VA Global Bond Portfolio
Citigroup World Government Bond Index 1-5 Years (hedged)
$20,000
$10,000
$0
$15,753
$15,503
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	2.56%	3.21%	4.48%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

3

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

4

VA U.S. Targeted Value Portfolio

The VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio) seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 1,170 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®, and –32.03% for the Portfolio.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index, which contributed to its 7 percentage point underperformance relative to the Index during this short period. The Portfolio also tends to hold smaller companies than the Index as well as those with a stronger value tilt as measured by a BtM ratio. During the 11-month fiscal year, value stocks in the highest BtM quartile, which accounted for approximately 62% of the Portfolio compared to 39% of the Index, underperformed stocks in the middle two BtM quartiles. This underweighting in low BtM stocks contributed approximately 4% to the Portfolio's underperformance.

VA U.S. Large Value Portfolio

The VA U.S. Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company value stocks, but does not attempt to track closely a specific equity index. The Portfolio held approximately 170 stocks as of October 31, 2008, and was essentially fully invested in equities throughout the year: average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.55% for the Russell 1000 Value Index®, and –35.56% for the Portfolio.

Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ("BtM") ratio, and weighting and composition differences of consumer discretionary and consumer staples stocks due to structural differences in eligible universe of the Portfolio compared to the Index. Less value-oriented stocks in the middle BtM quartiles, which represented approximately 11% of the Portfolio compared to approximately 47% of the Index, outperformed value stocks in the highest BtM quartile by more than 17 percentage points. Stocks held by the Portfolio in the consumer discretionary sector, which represented approximately 16% of the Portfolio compared to approximately 8% of the Index, underperformed similar stocks in the Index by about 8 percentage points. Stocks held by the Portfolio in the consumer staples sector, which represented approximately 5% of the Portfolio compared to 9% of the Index, underperformed similar stocks held by the Index by approximately 20 percentage points.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

5

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

6

International Equity Portfolios' Performance Overview

VA International Value Portfolio

The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held approximately 410 stocks in 22 developed country markets as of October 31, 2008, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex USA Index (net dividends), and –47.39% for the Portfolio. Relative to both Indexes, the underperformance of the Portfolio was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Indexes. Value stocks, which accounted for approximately 71% of the Portfolio compared to 28% of the Indexes, underperformed both Indexes by approximately 4 percentage points. Financials, which accounted for 46% of the Portfolio compared to 25% of the Indexes, underperformed both Indexes by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Portfolio compared to 6% of the Indexes and outperformed both Indexes by approximately 22 percentage points, also contributed to the underperformance.

VA International Small Portfolio

The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,180 stocks in 22 developed country markets, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –49.91% for the MSCI EAFE Small Cap Index (net dividends), –51.10% for the MSCI EAFE Small Cap Index (price-only), –50.30% for the MSCI World ex USA Small Cap Index (net dividends), –51.45% for the MSCI World ex USA Small Cap Index (price-only), and –46.30% for the Portfolio. The Indexes net of foreign withholding taxes on dividends do not have ten years of performance. The Portfolio intends to include the price-only Indexes for performance comparison purposes until the net-dividends Indexes have at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index (net dividends) and the MSCI World ex USA Small Cap Index (net dividends), the better performance of the Portfolio was primarily due to composition differences in value stocks between the Portfolio and the Indexes. Value stocks held by the Portfolio outperformed similar stocks in both Indexes by approximately 7 percentage points. Small and micro cap stocks held by the Portfolio outperformed similar stocks held by both Indexes, which also contributed to its better relative performance.

Fixed Income Market Review   11 Months Ended October 31, 2008

U.S. and international credit markets experienced extreme levels of volatility in the fiscal year ended October 31, 2008, as defaults in the subprime and related mortgage markets and the subsequent bankruptcy of leading underwriter Lehman Brothers caused credit spreads to widen sharply. Risk aversion caused a severe tightening of credit across all maturities and quality ranges both in the U.S. and international fixed income markets and a spike in interbank lending rates. To encourage lending, the U.S. Federal Reserve lowered the target rate for federal funds from 4.50% on November 30, 2007 to 1.00% by October 31, 2008 and pumped billions of dollars of liquidity into the financial system through various loan programs and capital injections into banks. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate ("LIBOR"), a widely used benchmark of short-term interest rates, spiked sharply higher late in the period but fell 210 basis points during the

7

11 months ended October 31, 2008, while the yield on ten-year U.S. Treasury notes rose just 1 basis point. The yield curve, V-shaped to start the year, ended the year with an upward slope as yields on short-term instruments fell below those with longer maturities.

	11/30/07	10/31/08	Change
Three-Month LIBOR (yield)	5.13%	3.03%	–41.02%
Ten-Year U.S. Treasury Notes (yield)	3.94%	3.95%	0.30%

Source: Bloomberg. "Change" values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of an extreme flight to higher-quality debt in the aftermath of the bank and mortgage crisis, total return for fixed income strategies was primarily a function of credit quality. For the 11 months ended October 31, 2008, total returns were 2.24% for three-month U.S. Treasury bills, 7.25% for five-year U.S. Treasury notes, and 5.02% for thirty-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

Fixed Income Portfolios' Performance Overview

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio seeks to maximize total return from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. The average maturity of the Portfolio increased in the fiscal year under review from 25 days on November 30, 2007 to 275 days on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.48% for the Portfolio, 3.34% for the Merrill Lynch Six-Month US Treasury Bill Index and 3.84% for the Merrill Lynch One-Year US Treasury Note Index. The Portfolio underperformed both Indexes primarily due to structural differences with the Indexes. The Portfolio had high exposure to corporate and agency debt, which underperformed Treasury debt during the period of significantly widening credit spreads.

VA Global Bond Portfolio

The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. Eligible countries for the Portfolio to invest in include Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 1.19 years on November 30, 2007 to 2.46 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.18% for the Portfolio and 4.73% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to the Index, underperformance of the Portfolio was primarily due to structural differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark.

Sources: Citigroup bond indexes copyright 2008 by Citigroup. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

VA U.S. Targeted Value Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$733.10	0.45%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.45%	$2.29

9

VA U.S. Large Value Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$661.90	0.34%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.43	0.34%	$1.73
VA International Value Portfolio
Actual Fund Return	$1,000.00	$562.00	0.50%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.62	0.50%	$2.54
VA International Small Portfolio
Actual Fund Return	$1,000.00	$572.70	0.64%	$2.53
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.64%	$3.25
VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,010.80	0.31%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.58	0.31%	$1.58
VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,012.00	0.32%	$1.62
Hypothetical 5% Annual Return	$1,000.00	$1,023.53	0.32%	$1.63

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
VA U.S. Targeted Value Portfolio	15.0%	3.9%	5.1%	32.3%	5.1%	17.0%	16.3%	5.0%	—	0.3%	—	100.0%
VA U.S. Large Value Portfolio	12.0%	5.9%	13.4%	32.1%	1.5%	18.2%	4.0%	3.6%	—	9.2%	0.1%	100.0%
VA International Value Portfolio	11.9%	4.7%	7.1%	41.9%	0.4%	9.7%	3.2%	9.3%	—	8.9%	2.9%	100.0%
VA International Small Portfolio	17.6%	7.9%	5.7%	14.2%	6.4%	26.0%	9.0%	10.4%	0.1%	0.7%	2.0%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
VA Short-Term Fixed Portfolio	30.9%	38.7%	30.4%	—	—	100.0%
VA Global Bond Portfolio	26.1%	34.0%	21.5%	14.9%	3.5%	100.0%

11

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (13.6%)
Bob Evans Farms, Inc.	13,400	$279,792	0.4%
*# Zale Corp.	17,200	293,432	0.4%
Other Securities		9,791,595	14.0%
Total Consumer Discretionary		10,364,819	14.8%
Consumer Staples — (4.0%)
* Hain Celestial Group, Inc.	13,200	306,768	0.4%
* TreeHouse Foods, Inc.	9,100	275,366	0.4%
Weis Markets, Inc.	8,600	278,984	0.4%
* Winn-Dixie Stores, Inc.	18,800	282,376	0.4%
Other Securities		1,893,258	2.8%
Total Consumer Staples		3,036,752	4.4%
Energy — (4.3%)
* Mariner Energy, Inc.	22,800	328,092	0.5%
* Swift Energy Corp.	10,800	346,464	0.5%
* Whiting Petroleum Corp.	9,800	509,502	0.7%
Other Securities		2,130,113	3.1%
Total Energy		3,314,171	4.8%
Financials — (29.0%)
# Cathay General Bancorp	17,600	430,848	0.6%
First Niagara Financial Group, Inc.	40,583	639,994	0.9%
Harleysville Group, Inc.	10,793	340,843	0.5%
* Knight Capital Group, Inc.	23,905	345,666	0.5%
MB Financial, Inc.	12,800	380,288	0.6%
# National Penn Bancshares, Inc.	18,842	319,183	0.5%
* Navigators Group, Inc.	6,000	303,060	0.4%
NewAlliance Bancshares, Inc.	42,279	583,450	0.8%
* ProAssurance Corp.	11,400	626,430	0.9%
Prosperity Bancshares, Inc.	15,000	498,150	0.7%
Provident Financial Services, Inc.	24,000	351,840	0.5%
Selective Insurance Group, Inc.	19,700	467,875	0.7%
State Auto Financial Corp.	14,000	368,760	0.5%
# Susquehanna Bancshares, Inc.	26,797	415,086	0.6%
Umpqua Holdings Corp.	18,900	321,678	0.5%
Webster Financial Corp.	18,800	348,552	0.5%
West Bancorporation	37,200	465,000	0.7%
Whitney Holding Corp.	14,900	283,100	0.4%
Zenith National Insurance Corp.	11,900	391,034	0.6%
Other Securities		14,191,145	20.2%
Total Financials		22,071,982	31.6%
Health Care — (4.7%)
* LifePoint Hospitals, Inc.	11,400	273,258	0.4%
Other Securities		3,285,179	4.7%
Total Health Care		3,558,437	5.1%
Industrials — (14.5%)
* Alaska Air Group, Inc.	13,600	335,920	0.5%
* Amerco, Inc.	6,865	310,710	0.5%
# Arkansas Best Corp.	9,500	277,305	0.4%
# Briggs & Stratton Corp.	18,800	296,288	0.4%
* Esterline Technologies Corp.	9,859	355,417	0.5%
GATX Corp.	15,076	430,420	0.6%
IKON Office Solutions, Inc.	45,300	780,519	1.1%

12

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Regal-Beloit Corp.	9,706	$316,027	0.5%
SkyWest, Inc.	23,200	357,512	0.5%
# Watts Water Technologies, Inc.	11,300	298,659	0.4%
Werner Enterprises, Inc.	26,500	519,930	0.8%
Other Securities		6,765,696	9.6%
Total Industrials		11,044,403	15.8%
Information Technology — (15.0%)
* 3Com Corp.	150,900	411,957	0.6%
* Benchmark Electronics, Inc.	27,623	331,200	0.5%
* Coherent, Inc.	10,797	273,164	0.4%
* MKS Instruments, Inc.	20,600	382,130	0.6%
* MPS Group, Inc.	36,900	287,451	0.4%
* Skyworks Solutions, Inc.	52,900	377,177	0.6%
* Sycamore Networks, Inc.	100,500	335,670	0.5%
* Tech Data Corp.	13,700	293,865	0.4%
Other Securities		8,753,317	12.4%
Total Information Technology		11,445,931	16.4%
Materials — (5.2%)
Minerals Technologies, Inc.	6,500	368,940	0.5%
Rock-Tenn Co. Class A	9,400	285,854	0.4%
Other Securities		3,280,206	4.7%
Total Materials		3,935,000	5.6%
Other — (0.0%)
Total Other		5,727	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		243,470	0.4%
Utilities — (0.0%)
Total Utilities		10,898	0.0%
TOTAL COMMON STOCKS		69,031,590	98.9%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		85	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $865,000 FHLMC 6.50%, 09/01/37, valued at $676,839) to be repurchased at $664,052	$664	664,000	0.9%
	Shares
SECURITIES LENDING COLLATERAL — (8.5%)
§@DFA Short Term Investment Fund LP	6,103,441	6,103,441	8.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $6,688,926 FNMA 6.000%, 11/01/28, valued at $413,650) to be repurchased at $401,610	$402	401,602	0.6%
TOTAL SECURITIES LENDING COLLATERAL		6,505,043	9.3%
TOTAL INVESTMENTS — (100.0%) (Cost $120,354,557)		$76,200,718	109.1%

See accompanying Notes to Financial Statements.
13

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (96.3%)
Consumer Discretionary — (12.0%)
CBS Corp. Class B	66,043	$641,278	0.7%
Comcast Corp. Class A	141,028	2,222,601	2.5%
Comcast Corp. Special Class A Non-Voting	40,735	628,134	0.7%
* Liberty Media Corp. - Entertainment Class A	49,792	801,651	0.9%
*# Sears Holdings Corp.	6,200	357,988	0.4%
Time Warner, Inc.	262,000	2,643,580	3.0%
Tyco Electronics, Ltd.	21,020	408,629	0.5%
Other Securities		3,327,725	3.7%
Total Consumer Discretionary		11,031,586	12.4%
Consumer Staples — (5.6%)
Coca-Cola Enterprises, Inc.	43,207	434,230	0.5%
Kraft Foods, Inc.	74,077	2,158,604	2.4%
Molson Coors Brewing Co.	11,200	418,432	0.5%
Other Securities		2,179,667	2.4%
Total Consumer Staples		5,190,933	5.8%
Energy — (12.9%)
Anadarko Petroleum Corp.	42,700	1,507,310	1.7%
Apache Corp.	24,254	1,996,832	2.2%
ConocoPhillips	61,398	3,193,924	3.6%
Devon Energy Corp.	31,615	2,556,389	2.9%
Marathon Oil Corp.	37,671	1,096,226	1.2%
Valero Energy Corp.	17,156	353,070	0.4%
Other Securities		1,205,656	1.4%
Total Energy		11,909,407	13.4%
Financials — (30.9%)
Allstate Corp.	34,900	921,011	1.0%
Bank of America Corp.	142,180	3,436,491	3.9%
Capital One Financial Corp.	25,153	983,985	1.1%
Chubb Corp.	28,200	1,461,324	1.6%
Cincinnati Financial Corp.	17,483	454,383	0.5%
# Citigroup, Inc.	26,543	362,312	0.4%
JPMorgan Chase & Co.	96,703	3,988,999	4.5%
Lincoln National Corp.	21,700	374,108	0.4%
Loews Corp.	46,900	1,557,549	1.8%
Merrill Lynch & Co., Inc.	22,300	414,557	0.5%
MetLife, Inc.	62,833	2,087,312	2.3%
Morgan Stanley	36,630	639,926	0.7%
New York Community Bancorp, Inc.	34,500	540,270	0.6%
Prudential Financial, Inc.	21,800	654,000	0.7%
SunTrust Banks, Inc.	12,700	509,778	0.6%
The Travelers Companies, Inc.	61,868	2,632,483	3.0%
Unum Group	31,512	496,314	0.6%
Other Securities		6,859,185	7.7%
Total Financials		28,373,987	31.9%
Health Care — (1.5%)
* WellPoint, Inc.	21,368	830,574	0.9%
Other Securities		542,398	0.6%
Total Health Care		1,372,972	1.5%

14

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (17.5%)
* Allied Waste Industries, Inc.	33,300	$346,986	0.4%
Burlington Northern Santa Fe Corp.	27,227	2,424,837	2.7%
CSX Corp.	50,900	2,327,148	2.6%
FedEx Corp.	6,177	403,790	0.5%
Norfolk Southern Corp.	46,400	2,781,216	3.1%
Northrop Grumman Corp.	40,423	1,895,434	2.1%
Southwest Airlines Co.	73,600	867,008	1.0%
Union Pacific Corp.	63,200	4,219,864	4.8%
Other Securities		860,449	0.9%
Total Industrials		16,126,732	18.1%
Information Technology — (3.4%)
* Computer Sciences Corp.	16,363	493,508	0.6%
* Symantec Corp.	27,677	348,177	0.4%
Xerox Corp.	50,781	407,264	0.5%
Other Securities		1,844,473	2.0%
Total Information Technology		3,093,422	3.5%
Materials — (3.5%)
Dow Chemical Co.	35,126	936,810	1.1%
International Paper Co.	34,863	600,341	0.7%
Weyerhaeuser Co.	19,532	746,513	0.8%
Other Securities		895,492	1.0%
Total Materials		3,179,156	3.6%
Telecommunication Services — (8.9%)
AT&T, Inc.	148,541	3,976,443	4.5%
Verizon Communications, Inc.	115,740	3,434,006	3.8%
Other Securities		757,584	0.9%
Total Telecommunication Services		8,168,033	9.2%
Utilities — (0.1%)
Total Utilities		58,275	0.1%
TOTAL COMMON STOCKS		88,504,503	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $785,000 FNMA 5.00%, 06/01/23, valued at $752,152) to be repurchased at $739,058	$739	739,000	0.8%
	Shares
SECURITIES LENDING COLLATERAL — (2.9%)
§@DFA Short Term Investment Fund LP	2,517,829	2,517,829	2.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,759,352 FNMA 6.000%, 11/01/28, valued at $170,641) to be repurchased at $165,674	$166	165,671	0.2%
TOTAL SECURITIES LENDING COLLATERAL		2,683,500	3.0%
TOTAL INVESTMENTS — (100.0%) (Cost $116,105,122)		$91,927,003	103.3%

See accompanying Notes to Financial Statements.
15

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
Australia & New Zealand Banking Group, Ltd.	40,316	$472,604	0.8%
Commonwealth Bank of Australia	24,188	661,198	1.1%
# National Australia Bank, Ltd.	35,036	568,498	0.9%
Other Securities		1,312,292	2.1%
TOTAL — AUSTRALIA		3,014,592	4.9%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		472,860	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		442,045	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — BELGIUM		442,049	0.7%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
Barrick Gold Corp.	18,600	425,302	0.7%
Goldcorp, Inc.	19,700	368,404	0.6%
Manulife Financial Corp.	17,350	347,201	0.6%
Petro-Canada	14,100	352,588	0.6%
Sun Life Financial, Inc.	17,008	400,047	0.7%
TransCanada Corp.	12,979	392,180	0.6%
Other Securities		1,708,423	2.8%
TOTAL — CANADA		3,994,145	6.6%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		640,450	1.1%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
UPM-Kymmene Oyj	26,988	381,619	0.6%
Other Securities		435,231	0.7%
TOTAL — FINLAND		816,850	1.3%
FRANCE — (8.1%)
COMMON STOCKS — (8.1%)
# AXA SA	36,997	706,793	1.2%
BNP Paribas SA	19,418	1,402,006	2.3%
Compagnie de Saint-Gobain	8,653	333,892	0.6%
# France Telecom SA	14,340	361,592	0.6%
Vivendi SA	30,477	796,642	1.3%
Other Securities		1,906,848	3.0%
TOTAL — FRANCE		5,507,773	9.0%

16

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
Allianz SE Sponsored ADR	72,836	$552,097	0.9%
Daimler AG	17,468	600,117	1.0%
Deutsche Bank AG	10,577	395,124	0.7%
Deutsche Telekom AG Sponsored ADR	86,100	1,278,585	2.1%
E.ON AG	9,303	356,034	0.6%
E.ON AG Sponsored ADR	27,800	1,056,400	1.7%
Munchener Rueckversicherungs-Gesellschaft AG	3,975	516,034	0.8%
Other Securities		1,275,153	2.1%
TOTAL — GERMANY		6,029,544	9.9%
GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		68,343	0.1%
HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
Cheung Kong Holdings, Ltd.	33,000	316,850	0.5%
Hutchison Whampoa, Ltd.	74,000	399,886	0.7%
Other Securities		958,675	1.6%
TOTAL — HONG KONG		1,675,411	2.8%
IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		75,011	0.1%
ITALY — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		1,110,695	1.8%
JAPAN — (15.1%)
COMMON STOCKS — (15.1%)
FUJIFILM Holdings Corp.	14,300	329,191	0.5%
Hitachi, Ltd.	76,000	356,824	0.6%
Mitsubishi UFJ Financial Group, Inc. ADR	60,500	379,335	0.6%
Nissan Motor Co., Ltd.	66,700	331,259	0.5%
Sony Corp. Sponsored ADR	27,600	641,424	1.1%
Tokio Marine Holdings, Inc.	13,200	407,166	0.7%
Other Securities		7,846,322	12.9%
TOTAL — JAPAN		10,291,521	16.9%
NETHERLANDS — (3.8%)
COMMON STOCKS — (3.8%)
# ArcelorMittal	28,380	736,789	1.2%
ING Groep NV	37,531	352,054	0.6%
Koninklijke Philips Electronics NV	46,544	860,125	1.4%
Other Securities		650,809	1.1%
TOTAL — NETHERLANDS		2,599,777	4.3%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		111,943	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		448,950	0.7%

17

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$103,899	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		983,110	1.6%
SPAIN — (5.1%)
COMMON STOCKS — (5.1%)
Banco Santander Central Hispano SA	108,190	1,170,093	1.9%
# Banco Santander SA Sponsored ADR	61,400	659,436	1.1%
Repsol YPF SA	21,824	415,003	0.7%
Other Securities		1,247,528	2.0%
TOTAL — SPAIN		3,492,060	5.7%
SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
# Nordea Bank AB	56,330	451,493	0.7%
Other Securities		903,593	1.5%
TOTAL — SWEDEN		1,355,086	2.2%
SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Credit Suisse Group AG	22,276	832,986	1.4%
Holcim, Ltd.	7,515	426,846	0.7%
Swiss Re	12,359	515,416	0.8%
Zurich Financial SVCS AG	3,371	683,901	1.1%
Other Securities		1,396,095	2.3%
TOTAL — SWITZERLAND		3,855,244	6.3%
UNITED KINGDOM — (19.2%)
COMMON STOCKS — (19.2%)
Aviva P.L.C.	75,472	450,191	0.7%
# Barclays P.L.C. Sponsored ADR	33,200	357,564	0.6%
HSBC Holdings P.L.C. Sponsored ADR	43,133	2,544,847	4.2%
Rexam P.L.C.	52,406	315,788	0.5%
Royal Bank of Scotland Group P.L.C.	281,320	309,878	0.5%
Royal Dutch Shell P.L.C. ADR	39,365	2,176,491	3.6%
Vodafone Group P.L.C.	873,842	1,681,022	2.7%
Vodafone Group P.L.C. Sponsored ADR	69,725	1,343,601	2.2%
William Morrison Supermarkets P.L.C.	97,778	416,332	0.7%
Other Securities		3,520,624	5.8%
TOTAL — UNITED KINGDOM		13,116,338	21.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $930,000 FHLMC 6.50%, 08/01/37, valued at $808,936) to be repurchased at $796,062	$796	796,000	1.3%

18

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (10.6%)
§@DFA Short Term Investment Fund LP	1,781,086	$1,781,086	3.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08, (Collateralized by $5,879,543 FHLMC 5.000%, 11/01/35 & 7.000%, 07/01/38, valued at $5,547,658) to be repurchased at $5,438,993	$5,439	5,438,880	8.9%
TOTAL SECURITIES LENDING COLLATERAL		7,219,966	11.9%
TOTAL INVESTMENTS — (100.0%) (Cost $99,274,525)		$68,221,617	111.9%

See accompanying Notes to Financial Statements.
19

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
#* Arrow Energy NL	47,912	$79,910	0.2%
# Bank of Queensland, Ltd.	10,788	96,564	0.2%
David Jones, Ltd.	41,185	84,826	0.2%
Other Securities		2,557,147	5.7%
TOTAL COMMON STOCKS		2,818,447	6.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		68	0.0%
TOTAL — AUSTRALIA		2,818,515	6.3%
AUSTRIA — (0.9%)
COMMON STOCKS — (0.9%)
# Uniqa Versicherungen AG	4,023	81,164	0.2%
Other Securities		392,323	0.9%
TOTAL — AUSTRIA		473,487	1.1%
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
Ackermans & van Haaren NV	1,511	86,708	0.2%
Other Securities		506,463	1.1%
TOTAL COMMON STOCKS		593,171	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3	0.0%
TOTAL — BELGIUM		593,174	1.3%
CANADA — (6.0%)
COMMON STOCKS — (6.0%)
* MDS, Inc.	8,500	88,787	0.2%
Russel Metals, Inc.	4,900	88,015	0.2%
Other Securities		3,073,163	6.9%
TOTAL COMMON STOCKS		3,249,965	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,395	0.0%
TOTAL — CANADA		3,251,360	7.3%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		363,351	0.8%
FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
# Elisa Oyj	7,037	105,854	0.2%
Orion Oyj Series B	5,451	80,103	0.2%
Pohjola Bank P.L.C.	7,700	103,600	0.2%
Other Securities		795,682	1.8%
TOTAL — FINLAND		1,085,239	2.4%

20

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (4.7%)
COMMON STOCKS — (4.7%)
Atos Origin SA	3,680	$85,455	0.2%
* Compagnie Generale de Geophysique-Veritas SA	7,010	113,348	0.3%
* Gemalto NV	3,444	96,492	0.2%
Nexans SA	1,600	91,264	0.2%
Societe BIC SA	2,253	119,006	0.3%
# Zodiac SA	2,571	100,530	0.2%
Other Securities		1,960,006	4.3%
TOTAL — FRANCE		2,566,101	5.7%
GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
Bilfinger Berger AG	2,000	90,480	0.2%
Hochtief AG	2,659	82,446	0.2%
#* QIAGEN NV	8,190	116,726	0.3%
Rhoen-Klinikum AG	4,271	91,856	0.2%
Stada Arzneimittel AG	3,324	101,404	0.2%
Other Securities		1,952,377	4.3%
TOTAL — GERMANY		2,435,289	5.4%
GREECE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		657,034	1.5%
HONG KONG — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		682,283	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		122	0.0%
TOTAL — HONG KONG		682,405	1.5%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
* Aryzta AG	3,052	108,801	0.2%
Other Securities		458,201	1.2%
TOTAL — IRELAND		567,002	1.2%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
# Societe Cattolica di Assicurazoni Scrl SpA	2,365	86,565	0.2%
Other Securities		1,510,916	3.4%
TOTAL — ITALY		1,597,481	3.6%
JAPAN — (22.9%)
COMMON STOCKS — (22.9%)
Other Securities		12,460,502	27.8%
NETHERLANDS — (1.7%)
COMMON STOCKS — (1.7%)
SBM Offshore NV	5,328	93,720	0.2%
Other Securities		828,077	1.9%
TOTAL — NETHERLANDS		921,797	2.1%
NEW ZEALAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		338,402	0.8%

21

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		$604,926	1.4%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		194,152	0.4%
SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		568,828	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		378	0.0%
TOTAL — SINGAPORE		569,206	1.3%
SPAIN — (2.0%)
COMMON STOCKS — (2.0%)
Iberia Lineas Aereas de Espana SA	34,690	81,840	0.2%
Other Securities		998,586	2.2%
TOTAL — SPAIN		1,080,426	2.4%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		733,013	1.6%
SWITZERLAND — (4.3%)
COMMON STOCKS — (4.3%)
Baloise-Holding AG	2,851	152,427	0.3%
Ciba Specialty Chemicals AG	2,141	89,125	0.2%
# Clariant AG	15,895	98,610	0.2%
# Galenica Holding AG	362	109,458	0.3%
Romande Energie Holding SA	50	86,388	0.2%
Valiant Holding AG	781	134,567	0.3%
Other Securities		1,681,886	3.8%
TOTAL COMMON STOCKS		2,352,461	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2	0.0%
TOTAL — SWITZERLAND		2,352,463	5.3%
UNITED KINGDOM — (13.6%)
COMMON STOCKS — (13.6%)
Aggreko P.L.C.	14,299	100,059	0.2%
Amlin P.L.C.	33,505	171,565	0.4%
ARM Holdings P.L.C.	81,209	126,615	0.3%
Arriva P.L.C.	13,563	131,214	0.3%
Benfield Group, Ltd. P.L.C.	14,835	81,443	0.2%
Carillion P.L.C.	26,436	88,671	0.2%
Catlin Group, Ltd.	20,635	115,311	0.3%
* Dana Petroleum P.L.C.	5,619	90,396	0.2%
De La Rue P.L.C.	7,044	101,615	0.2%
Hiscox, Ltd.	24,784	98,206	0.2%
IMI P.L.C.	18,222	80,983	0.2%
Intertek Group P.L.C.	8,663	102,597	0.2%
Meggitt P.L.C.	39,752	87,085	0.2%
Mondi P.L.C.	21,959	79,697	0.2%
Provident Financial P.L.C.	7,567	96,459	0.2%

22

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Qinetiq P.L.C.	31,363	$86,199	0.2%
* Soco International P.L.C.	3,613	83,235	0.2%
United Business Media P.L.C.	16,744	108,957	0.3%
VT Group P.L.C.	11,026	88,818	0.2%
Other Securities		5,478,975	12.1%
TOTAL — UNITED KINGDOM		7,398,100	16.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,920,000 FNMA 3.50%, 03/25/33, valued at $927,153) to be repurchased at $913,072	$913	913,000	2.1%
	Shares
SECURITIES LENDING COLLATERAL — (17.8%)
§@DFA Short Term Investment Fund LP	7,894,334	7,894,334	17.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08, (Collateralized by $1,758,811 GNMA 7.00%, 08/15/38, valued at $1,815,835) to be repurchased at $1,780,267	$1,780	1,780,230	4.0%
TOTAL SECURITIES LENDING COLLATERAL		9,674,564	21.6%
TOTAL INVESTMENTS — (100.0%) (Cost $81,021,315)		$54,330,989	121.4%

See accompanying Notes to Financial Statements.
23

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (38.0%)
Federal Farm Credit Bank 2.750%, 05/04/10	$1,200	$1,190,752
Federal Home Loan Bank 2.750%, 03/12/10	1,100	1,092,895
4.875%, 05/14/10	4,000	4,094,520
4.250%, 06/11/10	4,000	4,060,364
2.750%, 06/18/10	3,900	3,867,922
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,000	3,980,096
Federal National Mortgage Association 4.125%, 05/15/10	3,900	3,950,521
2.375%, 05/20/10	6,000	5,929,542
7.125%, 06/15/10	4,200	4,461,551
TOTAL AGENCY OBLIGATIONS		32,628,163
BONDS — (24.4%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	1,700	1,657,274
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	2,000	1,960,798
BP Capital Markets P.L.C. 4.875%, 03/15/10	2,000	1,993,502
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	1,900	1,844,503
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	1,000	999,145
Deutsche Bank AG Floating Rate Note (r) 2.909%, 06/18/10	2,200	2,198,286
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	1,900	1,893,247
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,100	2,096,485
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	2,000	1,943,018
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,200	2,268,165
Wells Fargo & Co. Floating Rate Note (r) 5.091%, 09/15/09	2,200	2,155,001
TOTAL BONDS		21,009,424
CERTIFICATES OF DEPOSIT INTEREST BEARING — (9.4%)
Abbey National North America 3.060%, 06/04/09	2,400	2,390,592
ABN-AMRO Bank NV 3.070%, 01/28/09	700	699,125
Barclays Bank P.L.C. 3.430%, 07/10/09	2,400	2,394,926
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	2,200	2,197,651
UBS AG 3.390%, 07/13/09	400	399,036
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		8,081,330

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (26.2%)
Australia & New Zealand Bank 2.884%, 03/11/09	$1,500	$1,481,605
Bank of America Corp. 2.660%, 11/03/08	2,400	2,399,702
Bank of Scotland P.L.C. 2.950%, 12/04/08	1,000	997,544
3.055%, 01/15/09	1,200	1,191,972
CME Group, Inc. 2.200%, 11/05/08	1,200	1,199,752
Danske Corp. 2.695%, 11/13/08	2,000	1,998,842
3.010%, 03/03/09	600	593,092
Nstar Electric Company 1.050%, 11/10/08	1,800	1,799,475
Paccar Financial Corp. 1.100%, 11/06/08	1,800	1,799,553
Societe Generale North America 2.910%, 01/26/09	2,500	2,480,280
Svenska Handelsbanken 2.700%, 11/13/08	1,300	1,299,247
UBS Finance Delaware LLC 3.020%, 12/15/08	1,000	996,613
Westpac Banking Corp. 3.020%, 09/04/09	2,400	2,334,909
Yale University 3.850%, 11/03/08	2,000	1,999,752
TOTAL COMMERCIAL PAPER		22,572,338
TEMPORARY CASH INVESTMENTS — (2.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $1,975,000 FNMA 5.50%, 08/01/37, valued at $1,755,895) to be repurchased at $1,726,135	1,726	1,726,000
TOTAL INVESTMENTS — (100.0%) (Cost $86,363,092)		$86,017,255

See accompanying Notes to Financial Statements.
24

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRIA — (2.2%)
BONDS — (2.2%)
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	200,000	$2,059,919
DENMARK — (1.6%)
BONDS — (1.6%)
Kommunekredit (f) 3.000%, 11/19/08	1,670	1,440,274
FRANCE — (1.7%)
BONDS — (1.7%)
Total Capital SA (u) 5.000%, 05/22/12	1,500	1,542,635
GERMANY — (7.0%)
BONDS — (7.0%)
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	400	51,359
(j) 1.750%, 03/23/10	20,000	206,037
(j) 1.850%, 09/20/10	150,000	1,554,197
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	2,000	1,724,889
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	280,000	2,845,870
TOTAL — GERMANY		6,382,352
JAPAN — (3.7%)
BONDS — (3.7%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	225,000	2,332,444
Japan Financial Corp. Small and Medium Enterprises 1.100%, 09/20/11	100,000	1,021,716
TOTAL — JAPAN		3,354,160
NETHERLANDS — (3.0%)
BONDS — (3.0%)
Rabobank Nederland (s) 2.250%, 05/08/09	2,000	254,128
(j) 0.800%, 02/03/11	250,000	2,524,606
TOTAL — NETHERLANDS		2,778,734
NORWAY — (3.2%)
BONDS — (3.2%)
Eksportfinans (j) 1.800%, 06/21/10	243,000	2,507,115
(u) 5.000%, 02/14/12	400	413,531
TOTAL — NORWAY		2,920,646

	Face Amount^	Value†
	(000)
SPAIN — (2.9%)
BONDS — (2.9%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	255,000	$2,647,074
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.4%)
BONDS — (3.4%)
African Development Bank (j) 1.950%, 03/23/10	230,000	2,369,705
European Investment Bank (j) 1.250%, 09/20/12	50,000	515,016
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	2,000	258,632
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		3,143,353
SWEDEN — (1.5%)
BONDS — (1.5%)
Kommuninvest 4.100%, 05/11/09	6,000	769,391
(f) 2.250%, 12/14/09	740	633,836
TOTAL — SWEDEN		1,403,227
UNITED KINGDOM — (6.1%)
BONDS — (6.1%)
Bank of Scotland P.L.C. (u) 5.500%, 06/15/12	2,682	2,333,616
Barclays Bank P.L.C. (u) 5.450%, 09/12/12	1,400	1,349,095
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	2,300	1,947,463
TOTAL — UNITED KINGDOM		5,630,174
	Face Amount
	(000)
UNITED STATES — (62.7%)
AGENCY OBLIGATIONS — (24.4%)
Federal Home Loan Bank 2.625%, 05/20/11	$3,000	2,945,079
3.625%, 09/16/11	3,000	3,013,959
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	3,000	3,209,991
4.750%, 03/05/12	4,000	4,129,792
Federal National Mortgage Association 6.000%, 05/15/11	2,000	2,123,214
5.375%, 11/15/11	700	737,810
5.000%, 02/16/12	2,000	2,077,742
6.125%, 03/15/12	2,000	2,162,312
4.875%, 05/18/12	2,000	2,049,490
TOTAL AGENCY OBLIGATIONS		22,449,389

25

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
BONDS — (29.1%)
3M Co. 4.375%, 08/15/13	$400	$394,163
Bank of America Corp. 4.900%, 05/01/13	1,000	925,005
Bank of America Floating Rate Note (r) 3.316%, 05/12/10	1,800	1,805,132
Bank of New York Co., Inc. Floating Rate Note (r) 2.711%, 06/29/10	1,000	988,676
General Electric Capital Corp. 4.800%, 05/01/13	2,500	2,246,715
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	2,000	1,992,892
Hewlett-Packard Co. Floating Rate Note (r) 5.051%, 06/15/10	2,200	2,141,830
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	2,200	2,063,477
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,300	2,296,150
Merck & Co., Inc. 4.375%, 02/15/13	747	721,801
Paccar Financial Corp. Floating Rate Note (r) 5.494%, 12/03/10	2,100	2,093,515
Pfizer, Inc. (j) 1.200%, 02/22/11	150,000	1,519,608
Toyota Motor Credit Corp. (j) 1.300%, 03/16/12	290,000	2,975,657
Wal-Mart Stores, Inc. 7.250%, 06/01/13	2,200	2,361,069
Wells Fargo Bank & Co. 5.250%, 10/23/12	2,300	2,200,870
TOTAL BONDS		26,726,560
U.S. TREASURY OBLIGATIONS — (9.2%)
U.S. Treasury Notes 4.125%, 08/31/12	3,700	3,979,235
4.250%, 09/30/12	4,100	4,434,084
TOTAL U.S. TREASURY OBLIGATIONS		8,413,319
TOTAL — UNITED STATES		57,589,268
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $1,035,000 FNMA 6.00%, 11/01/37, valued at $919,263) to be repurchased at $905,071	905	905,000
TOTAL INVESTMENTS — (100.0%) (Cost $88,211,696)		$91,796,816

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
ASSETS:
Investments at Value (including $6,294, $2,649, and $6,727 of securities on loan, respectively)	$69,032	$88,505	$60,206
Temporary Cash Investments at Value & Cost	664	739	796
Collateral Received from Securities on Loan at Value & Cost	6,505	2,683	7,220
Foreign Currencies at Value	—	—	551
Cash	1	1	16
Receivables:
Investment Securities Sold	74	166	—
Dividends, Interest, and Tax Reclaims	60	173	220
Securities Lending Income	22	12	12
Fund Shares Sold	16	90	85
Total Assets	76,374	92,369	69,106
LIABILITIES:
Payables:
Upon Return of Securities Loaned	6,505	2,683	7,220
Investment Securities Purchased	—	635	873
Due to Advisor	21	19	22
Accrued Expenses and Other Liabilities	19	23	18
Total Liabilities	6,545	3,360	8,133
NET ASSETS	$69,829	$89,009	$60,973
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,584,438	8,020,071	5,976,330
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.13	$11.10	$10.20
Investments at Cost	$113,186	$112,683	$91,259
Foreign Currencies at Cost	—	—	$558
NET ASSETS CONSIST OF:
Paid-In Capital	$113,576	$119,003	$81,842
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	937	2,024	2,955
Accumulated Net Realized Gain (Loss)	(530)	(7,840)	7,231
Net Unrealized Foreign Exchange Gain (Loss)	—	—	5
Net Unrealized Appreciation (Depreciation)	(44,154)	(24,178)	(31,060)
NET ASSETS	$69,829	$89,009	$60,973
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
ASSETS:
Investments at Value (including $8,632, $0, and $0 of securities on loan, respectively)	$43,743	$84,291	$90,892
Temporary Cash Investments at Value & Cost	913	1,726	905
Collateral Received from Securities on Loan at Value & Cost	9,675	—	—
Foreign Currencies at Value	515	—	2
Cash	15	—	15
Receivables:
Investment Securities Sold	100	—	—
Dividends, Interest, and Tax Reclaims	196	677	947
Securities Lending Income	20	—	—
Fund Shares Sold	85	147	—
Unrealized Gain on Forward Currency Contracts	—	—	187
Total Assets	55,262	86,841	92,948
LIABILITIES:
Payables:
Upon Return of Securities Loaned	9,675	—	—
Investment Securities Purchased	783	—	—
Fund Shares Redeemed	—	4	131
Due to Advisor	19	18	20
Unrealized Loss on Forward Currency Contracts	—	—	466
Accrued Expenses and Other Liabilities	15	14	18
Total Liabilities	10,492	36	635
NET ASSETS	$44,770	$86,805	$92,313
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,103,949	8,393,887	8,416,019
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.33	$10.34	$10.97
Investments at Cost	$70,434	$84,637	$87,307
Foreign Currencies at Cost	$516	—	$2
NET ASSETS CONSIST OF:
Paid-In Capital	$66,778	$85,398	$87,312
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,595	2,088	2,887
Accumulated Net Realized Gain (Loss)	3,083	(335)	(1,181)
Net Unrealized Foreign Exchange Gain (Loss)	6	—	(290)
Net Unrealized Appreciation (Depreciation)	(26,692)	(346)	3,585
NET ASSETS	$44,770	$86,805	$92,313
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio		VA International Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0, $361 and $298, respectively)	$1,212	$1,528	$2,433	$2,103	$3,541	$3,705
Interest	15	39	19	56	16	28
Income from Securities Lending	271	125	75	12	218	154
Total Investment Income	1,498	1,692	2,527	2,171	3,775	3,887
Expenses
Investment Advisory Services Fees	361	539	291	347	358	425
Accounting & Transfer Agent Fees	28	32	32	35	33	37
Custodian Fees	10	14	4	4	21	23
Filing Fees	1	1	—	1	1	1
Shareholders' Reports	17	7	23	2	10	6
Directors'/Trustees' Fees & Expenses	—	1	—	1	—	1
Professional Fees	10	2	8	1	7	2
Other	4	3	6	1	5	6
Total Expenses	431	599	364	392	435	501
Net Investment Income (Loss)	1,067	1,093	2,163	1,779	3,340	3,386
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(500)	8,865	(5,981)	(1,858)	7,651	9,732
Foreign Currency Transactions	—	—	—	—	(62)	25
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(33,703)	(23,357)	(45,136)	(2,084)	(65,211)	3,230
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(2)	3
Net Realized and Unrealized Gain (Loss)	(34,203)	(14,492)	(51,117)	(3,942)	(57,624)	12,990
Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,136)	$(13,399)	$(48,954)	$(2,163)	$(54,284)	$16,376

See accompanying Notes to Financial Statements.
29

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	VA International Small Portfolio		VA Short-Term Fixed Portfolio		VA Global Bond Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $146, $91, $0, $0, $0 and $0, respectively)	$1,965	$1,500	—	—	—	—
Interest	9	22	$2,651	$3,970	$2,447	$2,942
Income from Securities Lending	281	259	—	—	—	—
Total Investment Income	2,255	1,781	2,651	3,970	2,447	2,942
Expenses
Investment Advisory Services Fees	320	361	198	190	224	221
Accounting & Transfer Agent Fees	30	34	27	28	33	35
Custodian Fees	28	41	4	5	8	10
Filing Fees	1	—	—	1	—	—
Shareholders' Reports	7	4	9	4	10	5
Directors'/Trustees' Fees & Expenses	—	1	—	—	—	1
Professional Fees	5	1	5	2	6	2
Other	5	8	3	1	3	1
Total Expenses	396	450	246	231	284	275
Net Investment Income (Loss)	1,859	1,331	2,405	3,739	2,163	2,667
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	3,325	7,307	4	(1)	36	(413)
Foreign Currency Transactions	(64)	14	—	—	1,177	(2,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(42,484)	(594)	(288)	(27)	(880)	2,551
Translation of Foreign Currency Denominated Amounts	(2)	6	—	—	(373)	2,055
Net Realized and Unrealized Gain (Loss)	(39,225)	6,733	(284)	(28)	(40)	1,742
Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,366)	$8,064	$2,121	$3,711	$2,123	$4,409

See accompanying Notes to Financial Statements.
30

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA U.S. Targeted Value Portfolio			VA U.S. Large Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,067	$1,093	$819	$2,163	$1,779	$1,446
Net Realized Gain (Loss) on Investment Securities Sold	(500)	8,865	12,559	(5,981)	(1,858)	7,552
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(33,703)	(23,357)	2,410	(45,136)	(2,084)	7,743
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,136)	(13,399)	15,788	(48,954)	(2,163)	16,741
Distributions From:
Net Investment Income	(1,060)	(811)	(245)	(1,777)	(1,444)	(1,005)
Net Short-Term Gains	(484)	(2,135)	(1,566)	—	(169)	—
Net Long-Term Gains	(8,104)	(10,434)	(8,156)	—	(7,379)	(3,535)
Total Distributions	(9,648)	(13,380)	(9,967)	(1,777)	(8,992)	(4,540)
Capital Share Transactions (1):
Shares Issued	14,517	24,219	17,311	14,727	36,420	26,997
Shares Issued in Lieu of Cash Distributions	9,645	13,377	9,967	1,774	8,990	4,540
Shares Redeemed	(13,244)	(9,459)	(10,676)	(17,586)	(14,206)	(8,993)
Net Increase (Decrease) from Capital Share Transactions	10,918	28,137	16,602	(1,085)	31,204	22,544
Total Increase (Decrease) in Net Assets	(31,866)	1,358	22,423	(51,816)	20,049	34,745
Net Assets
Beginning of Period	101,695	100,337	77,914	140,825	120,776	86,031
End of Period	$69,829	$101,695	$100,337	$89,009	$140,825	$120,776
(1) Shares Issued and Redeemed:
Shares Issued	1,327	1,584	1,094	958	1,941	1,541
Shares Issued in Lieu of Cash Distributions	828	890	694	105	504	281
Shares Redeemed	(1,247)	(622)	(667)	(1,115)	(765)	(511)
	908	1,852	1,121	(52)	1,680	1,311
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$937	$1,010	$728	$2,024	$1,638	$1,305

See accompanying Notes to the Financial Statements.
31

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA International Value Portfolio			VA International Small Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,340	$3,386	$2,375	$1,859	$1,331	$1,010
Net Realized Gain (Loss) on:
Investment Securities Sold	7,651	9,732	5,304	3,325	7,307	4,026
Foreign Currency Transactions	(62)	25	6	(64)	14	7
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(65,211)	3,230	15,715	(42,484)	(594)	7,819
Translation of Foreign Currency Denominated Amounts	(2)	3	8	(2)	6	5
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,284)	16,376	23,408	(37,366)	8,064	12,867
Distributions From:
Net Investment Income	(3,423)	(2,505)	(1,458)	(1,408)	(1,154)	(745)
Net Short-Term Gains	(130)	(158)	(77)	(500)	(328)	(442)
Net Long-Term Gains	(9,234)	(5,140)	(2,981)	(6,601)	(3,696)	(4,001)
Total Distributions	(12,787)	(7,803)	(4,516)	(8,509)	(5,178)	(5,188)
Capital Share Transactions (1):
Shares Issued	14,205	20,205	15,809	12,278	23,462	10,812
Shares Issued in Lieu of Cash Distributions	12,777	7,797	4,516	8,506	5,176	5,188
Shares Redeemed	(13,217)	(13,899)	(9,227)	(9,859)	(11,910)	(7,235)
Net Increase (Decrease) from Capital Share Transactions	13,765	14,103	11,098	10,925	16,728	8,765
Total Increase (Decrease) in Net Assets	(53,306)	22,676	29,990	(34,950)	19,614	16,444
Net Assets
Beginning of Period	114,279	91,603	61,613	79,720	60,106	43,662
End of Period	$60,973	$114,279	$91,603	$44,770	$79,720	$60,106
(1) Shares Issued and Redeemed:
Shares Issued	882	947	884	1,087	1,500	802
Shares Issued in Lieu of Cash Distributions	694	407	289	664	375	430
Shares Redeemed	(799)	(651)	(509)	(819)	(777)	(534)
	777	703	664	932	1,098	698
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,955	$3,265	$1,986	$1,595	$1,243	$838

See accompanying Notes to the Financial Statements.
32

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA Short-Term Fixed Portfolio			VA Global Bond Portfolio
	Period Dec. 1, 2007 to Oct. 31 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,405	$3,739	$2,327	$2,163	$2,667	$1,826
Net Realized Gain (Loss) on:
Investment Securities Sold	4	(1)	(125)	36	(413)	(1,014)
Foreign Currency Transactions	—	—	—	1,177	(2,451)	381
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(288)	(27)	392	(880)	2,551	3,069
Translation of Foreign Currency Denominated Amounts	—	—	—	(373)	2,055	(1,500)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,121	3,711	2,594	2,123	4,409	2,762
Distributions From:
Net Investment Income	(3,782)	(2,431)	(1,375)	(1,901)	(278)	(2,857)
Total Distributions	(3,782)	(2,431)	(1,375)	(1,901)	(278)	(2,857)
Capital Share Transactions (1):
Shares Issued	12,498	22,198	16,696	9,290	23,635	19,189
Shares Issued in Lieu of Cash Distributions	3,782	2,431	1,375	1,901	278	2,857
Shares Redeemed	(11,550)	(8,110)	(5,717)	(15,246)	(9,316)	(6,361)
Net Increase (Decrease) from Capital Share Transactions	4,730	16,519	12,354	(4,055)	14,597	15,685
Total Increase (Decrease) in Net Assets	3,069	17,799	13,573	(3,833)	18,728	15,590
Net Assets
Beginning of Period	83,736	65,937	52,364	96,146	77,418	61,828
End of Period	$86,805	$83,736	$65,937	$92,313	$96,146	$77,418
(1) Shares Issued and Redeemed:
Shares Issued	1,216	2,153	1,636	854	2,218	1,883
Shares Issued in Lieu of Cash Distributions	374	241	137	176	26	283
Shares Redeemed	(1,125)	(782)	(561)	(1,397)	(866)	(622)
	465	1,612	1,212	(367)	1,378	1,544
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,088	$3,465	$2,157	$2,887	$1,594	$1,616

See accompanying Notes to the Financial Statements.
33

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$13.25	$17.23	$16.57	$16.95	$15.02	$10.83	$17.45	$18.89	$16.93	$15.01	$12.59	$10.69
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.15	(A)	0.15	(A)	0.05	0.05	0.02	0.27	(A)	0.24	(A)	0.25	(A)	0.19	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.98)	(1.85)	2.63	1.42	3.34	4.94	(6.40)	(0.30)	2.60	1.88	2.42	1.90
Total from Investment Operations	(3.86)	(1.70)	2.78	1.47	3.39	4.96	(6.13)	(0.06)	2.85	2.07	2.57	2.03
Less Distributions
Net Investment Income	(0.14)	(0.14)	(0.05)	(0.06)	(0.02)	(0.03)	(0.22)	(0.22)	(0.20)	(0.15)	(0.15)	(0.13)
Net Realized Gains	(1.12)	(2.14)	(2.07)	(1.79)	(1.44)	(0.74)	—	(1.16)	(0.69)	—	—	—
Total Distributions	(1.26)	(2.28)	(2.12)	(1.85)	(1.46)	(0.77)	(0.22)	(1.38)	(0.89)	(0.15)	(0.15)	(0.13)
Net Asset Value, End of Period	$8.13	$13.25	$17.23	$16.57	$16.95	$15.02	$11.10	$17.45	$18.89	$16.93	$15.01	$12.59
Total Return	(32.03	)%(C)	(11.45)%	19.33%	9.61%	24.62%	49.71%	(35.56	)%(C)	(0.47)%	17.74%	13.91%	20.55%	19.21%
Net Assets, End of Period (thousands)	$69,829	$101,695	$100,337	$77,914	$64,567	$48,051	$89,009	$140,825	$120,776	$86,031	$69,571	$48,115
Ratio of Expenses to Average Net Assets	0.50	%(B)	0.56%	0.57%	0.63%	0.63%	0.68%	0.31	%(B)	0.28%	0.32%	0.38%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.24	%(B)	1.01%	0.93%	0.33%	0.31%	0.14%	1.86	%(B)	1.28%	1.44%	1.27%	1.13%	1.27%
Portfolio Turnover Rate	23	%(C)	32%	38%	35%	30%	40%	21	%(C)	9%	14%	13%	8%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
34

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA International Value Portfolio	VA International Small Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.98	$20.37	$16.08	$14.25	$11.53	$8.70	$15.41	$14.76	$12.93	$11.22	$9.19	$6.26
Income from Investment Operations
Net Investment Income (Loss)	0.57	(A)	0.67	(A)	0.55	(A)	0.32	0.25	0.20	0.32	(A)	0.28	(A)	0.26	(A)	0.22	0.20	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.89)	2.68	4.91	1.96	3.04	2.81	(6.75)	1.63	3.10	1.92	2.42	2.89
Total from Investment Operations	(9.32)	3.35	5.46	2.28	3.29	3.01	(6.43)	1.91	3.36	2.14	2.62	3.04
Less Distributions
Net Investment Income	(0.66)	(0.56)	(0.38)	(0.27)	(0.18)	(0.18)	(0.27)	(0.28)	(0.22)	(0.21)	(0.17)	(0.11)
Net Realized Gains	(1.80)	(1.18)	(0.79)	(0.18)	(0.39)	—	(1.38)	(0.98)	(1.31)	(0.22)	(0.42)	—
Total Distributions	(2.46)	(1.74)	(1.17)	(0.45)	(0.57)	(0.18)	(1.65)	(1.26)	(1.53)	(0.43)	(0.59)	(0.11)
Net Asset Value, End of Period	$10.20	$21.98	$20.37	$16.08	$14.25	$11.53	$7.33	$15.41	$14.76	$12.93	$11.22	$9.19
Total Return	(47.39	)%(C)	17.66%	36.16%	16.42%	29.80%	35.49%	(46.30	)%(C)	13.94%	28.59%	19.72%	30.17%	49.54%
Net Assets, End of Period (thousands)	$60,973	$114,279	$91,603	$61,613	$48,946	$33,700	$44,770	$79,720	$60,106	$43,662	$33,819	$21,814
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.47%	0.49%	0.59%	0.61%	0.63%	0.62	%(B)	0.62%	0.64%	0.73%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets	3.73	%(B)	3.18%	3.09%	2.21%	1.98%	2.07%	2.90	%(B)	1.84%	1.91%	1.86%	1.70%	1.92%
Portfolio Turnover Rate	18	%(C)	19%	13%	12%	8%	21%	18	%(C)	20%	14%	21%	9%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
35

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.56	$10.44	$10.26	$10.20	$10.31	$10.50	$10.95	$10.46	$10.55	$10.55	$10.95	$10.91
Income from Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.51	(A)	0.41	(A)	0.26	0.14	0.13	0.24	(A)	0.32	(A)	0.27	(A)	0.33	(A)	0.22	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	(0.01)	0.04	(0.06)	(0.04)	0.03	0.00	0.21	0.12	(0.12)	0.09	0.14
Total from Investment Operations	0.25	0.50	0.45	0.20	0.10	0.16	0.24	0.53	0.39	0.21	0.31	0.45
Less Distributions
Net Investment Income	(0.47)	(0.38)	(0.27)	(0.14)	(0.12)	(0.22)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)	(0.29)
Net Realized Gains	—	—	—	—	(0.09)	(0.13)	—	—	—	—	(0.41)	(0.12)
Total Distributions	(0.47)	(0.38)	(0.27)	(0.14)	(0.21)	(0.35)	(0.22)	(0.04)	(0.48)	(0.21)	(0.71)	(0.41)
Net Asset Value, End of Period	$10.34	$10.56	$10.44	$10.26	$10.20	$10.31	$10.97	$10.95	$10.46	$10.55	$10.55	$10.95
Total Return	2.48	%(C)	4.99%	4.49%	1.98%	1.01%	1.60%	2.18	%(C)	5.06%	3.90%	1.98%	2.97%	4.29%
Net Assets, End of Period (thousands)	$86,805	$83,736	$65,937	$52,364	$41,576	$34,583	$92,313	$96,146	$77,418	$61,828	$44,555	$32,339
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.31%	0.32%	0.34%	0.35%	0.36%	0.32	%(B)	0.31%	0.33%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.03	%(B)	4.93%	3.98%	2.77%	1.38%	1.31%	2.42	%(B)	3.02%	2.59%	3.12%	3.01%	3.09%
Portfolio Turnover Rate	20	%(C)	22%	29%	31%	141%	160%	61	%(C)	85%	97%	75%	86%	107%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
36

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of fifty-six operational portfolios, six of which (the "Portfolios") are included in this report and the remaining fifty are presented in separate reports. The Portfolios are only available through a select group of insurance products.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market

37

quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
VA U.S. Targeted Value Portfolio	$69,024	$7,177	—	$76,201	—	—	—	—
VA U.S. Large Value Portfolio	88,504	3,423	—	91,927	—	—	—	—
VA International Value Portfolio	17,138	51,084	—	68,222	—	—	—	—
VA International Small Portfolio	3,473	50,858	—	54,331	—	—	—	—
VA Short-Term Fixed Portfolio	—	86,017	—	86,017	—	—	—	—
VA Global Bond Portfolio	—	91,797	—	91,797	—	$(279)	—	$(279)

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S.

38

dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distrbutions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the period December 1, 2007 to October 31, 2008, the VA Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.25%
VA Global Bond Portfolio	0.25%*

*  The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$1
VA U.S. Large Value Portfolio	2
VA International Value Portfolio	1
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	1
VA Global Bond Portfolio	1

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$23,234	$21,316
VA U.S. Large Value Portfolio	—	—	26,792	26,355
VA International Value Portfolio	—	—	21,527	17,418
VA International Small Portfolio	—	—	15,505	12,181
VA Short-Term Fixed Portfolio	$36,013	$3,282	14,643	2,798
VA Global Bond Portfolio	67,455	36,481	25,778	16,715

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F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA U.S. Targeted Value Portfolio	$70	$(54)	$(16)
VA International Value Portfolio	582	(227)	(355)
VA International Small Portfolio	262	(99)	(163)
VA Global Bond Portfolio	—	1,031	(1,031)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio
2006	$1,811	$8,156	$9,967
2007	2,946	10,434	13,380
2008	1,614	8,104	9,718
VA U.S. Large Value Portfolio
2006	1,005	3,535	4,540
2007	1,615	7,377	8,992
2008	1,777	—	1,777
VA International Value Portfolio
2006	1,535	2,981	4,516
2007	2,663	5,140	7,803
2008	3,735	9,634	13,369
VA International Small Portfolio
2006	1,187	4,001	5,188
2007	1,482	3,696	5,178
2008	2,029	6,742	8,771
VA Short-Term Fixed Portfolio
2006	1,375	—	1,375
2007	2,431	—	2,431
2008	3,782	—	3,782
VA Global Bond Portfolio
2006	2,857	—	2,857
2007	278	—	278
2008	1,901	—	1,901

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At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio	$70	—	$70
VA International Value Portfolio	183	$400	583
VA International Small Portfolio	121	141	262

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$1,232	—	—	$1,232
VA U.S. Large Value Portfolio	2,026	—	$(7,839)	(5,813)
VA International Value Portfolio	3,046	$7,231	—	10,277
VA International Small Portfolio	2,068	2,623	—	4,691
VA Short-Term Fixed Portfolio	2,089	—	(335)	1,754
VA Global Bond Portfolio	2,610	—	(1,181)	1,429

For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
VA U.S. Large Value Portfolio	—	—	—	$1,858	$5,981	$7,839
VA Short-Term Fixed Income Portfolio	$92	$117	$125	1	—	335
VA Global Bond Portfolio	17	558	535	71	—	1,181

During the period ended October 31, 2008, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA Short-Term Fixed Portfolio	$4
VA Global Bond Portfolio	181

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal income tax purposes. Additionally, for the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies as listed below have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. The amounts listed below are in thousands.

	Mark to Market	Realized Gains
VA International Value Portfolio	$90	$1
VA International Small Portfolio	—	63

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At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$121,178	$3,687	$(48,664)	$(44,977)
VA U.S. Large Value Portfolio	116,106	8,692	(32,870)	(24,178)
VA International Value Portfolio	99,364	2,473	(33,616)	(31,143)
VA International Small Portfolio	81,032	3,646	(30,347)	(26,701)
VA Short-Term Fixed Portfolio	86,363	44	(390)	(346)
VA Global Bond Portfolio	88,212	5,041	(1,456)	3,585

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Forward Currency Contracts: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At October 31, 2008, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/19/08	2,467,953	Japanese Yen	$24,603	$25,069	$(466)
11/19/08	6,798	Swiss Franc	5,995	5,864	131
11/19/08	10,556	Swedish Krona	1,415	1,359	56
			$32,013	$32,292	$(279)

Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

3.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and

43

economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA U.S. Targeted Value Portfolio	3.64%	$316	48	$2	$2,257
VA U.S. Large Value Portfolio	3.04%	1,090	27	2	2,879

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolios under this line of credit with the international custodian bank were as follows (amounts in thousands except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA International Value Portfolio	3.30%	$350	47	$2	$1,215
VA International Small Portfolio	3.12%	219	72	1	1,218

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result

44

of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At October 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	1	75%
VA U.S. Large Value Portfolio	1	80%
VA International Value Portfolio	1	80%
VA International Small Portfolio	1	77%
VA Short-Term Fixed Portfolio	1	79%
VA Global Bond Portfolio	1	81%

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio (formerly VA Small Value Portfolio), VA U.S. Large Value Portfolio (formerly VA Large Value Portfolio), VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

47

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

48

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

49

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

50

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

51

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

52

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

53

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

54

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short- Term Capital Gain Distributions	Long- Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short- Term Capital Gain(6)
VA U.S. Targeted Value Portfolio	12%	5%	83%	100%	100%	80%	—	—	2%	31%
VA U.S. Large Value Portfolio	100%	—	—	100%	91%	100%	—	—	2%	—
VA International Value Portfolio	27%	1%	72%	100%	1%	70%	—	7%	1%	4%
VA International Small Portfolio	17%	6%	77%	100%	1%	51%	—	6%	1%	25%
VA Short-Term Fixed Portfolio	100%	—	—	100%	—	—	8%	—	100%	—
VA Global Bond Portfolio	100%	—	—	100%	—	—	37%	—	47%	—

(1)  Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

55

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DFA103108-004A

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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ANNUAL REPORT

i

Continued

ii

Continued

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

P.L.C.  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

SPDR  Standard & Poor's Depository Receipts

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

(y)  The rate shown is the effective yield.

(t)  Face Amount denominated in Australian Dollars.

(g)  Face Amount denominated in British Pounds.

(c)  Face Amount denominated in Canadian Dollars.

(d)  Face Amount denominated in Denmark Krone.

(e)  Face Amount denominated in Euro.

(j)  Face Amount denominated in Japanese Yen.

(z)  Face Amount denominated in New Zealand Dollars.

(n)  Face Amount denominated in Norwegian Krone.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

❖  Security segregated as collateral for the Open Futures Contracts.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000
U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$10,404
$10,317

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.92%	0.23%	0.31%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

Enhanced U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000

Enhanced U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
$10,404
$10,060
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	-36.73%	-0.51%	0.06%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio Institutional Class vs. Russell 1000 Value Index
October 31, 1998-October 31, 2008

Growth of $10,000

U.S. Large Cap Value Portfolio Institutional Class
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,341
$13,162

Average Annual Total Return	One Year	Five Years	Ten Years
	-40.18%	1.13%	3.67%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Targeted Value Portfolio Class R2 vs. Russell 2000 Value Index
June 30, 2008-October 31, 2008

Growth of $10,000
U.S. Targeted Value Portfolio Class R2
Russell 2000 Value Index
$20,000
$10,000
$0
$8,399
$7,860
06/08
10/08

Total Return	From 6/30/2008
	-21.40%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Targeted Value Portfolio Class R1 vs. Russell 2000 Value Index
January 31, 2008-October 31, 2008

Growth of $10,000
U.S. Targeted Value Portfolio Class R1
Russell 2000 Value Index
$20,000
$10,000
$0
2008
10/08
$7,897
$7,504

Total Return	From 1/31/2008
	-24.96%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Targeted Value Portfolio Institutional Class vs. Russell 2000 Value Index
February 23, 2000-October 31, 2008

Growth of $10,000

U.S. Targeted Value Portfolio Institutional Class
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
02/00
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$21,746
$19,637

Average Annual Total Return	One Year	Five Years	From 2/23/2000
	-34.32%	3.26%	9.35%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Small Cap Value Portfolio Institutional Class vs. Russell 2000 Value Index

October 31, 1998-October 31, 2008

Growth of $10,000
U.S. Small Cap Value Portfolio Institutional Class
Russell 2000 Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$23,838
$20,410

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.75%	2.12%	9.08%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Core Equity 1 Portfolio Institutional Class vs. Russell 3000 Index

September 15, 2005-October 31, 2008

Growth of $10,000
U.S. Core Equity 1 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
09/05
2007
2008
10/08
$8,312
$8,214

Average Annual Total Return	One Year	From 9/15/2005
	-36.32%	-6.10%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index

September 15, 2005-October 31, 2008

Growth of $10,000
U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
09/05
2007
2008
10/08
$8,312
$8,124

Average Annual Total Return	One Year	From 9/15/2005
	-36.98%	-6.43%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Vector Equity Portfolio Institutional Class vs. Russell 2500 Index

December 30, 2005-October 31, 2008

Growth of $10,000
U.S. Vector Equity Portfolio Institutional Class
Russell 2500 Index
$20,000
$10,000
$0
12/05
2007
2008
10/08
$7,920
$7,847

Average Annual Total Return	One Year	From 12/30/2005
	-37.62%	-8.20%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

T.A. U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index

October 4, 2007-October 31, 2008

Growth of $10,000

T.A. U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
10/07
10/08
$6,387
$6,376

Average Annual Total Return	One Year	From 10/4/2007
	-35.81%	-34.13%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Small Cap Portfolio Institutional Class vs. Russell 2000 Index
October 31, 1998-October 31, 2008

Growth of $10,000
U.S. Small Cap Portfolio Institutional Class
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$19,337
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.83%	0.82%	6.82%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Micro Cap Portfolio Institutional Class vs. Russell 2000 Index

October 31, 1998-October 31, 2008

Growth of $10,000

U.S. Micro Cap Portfolio Institutional Class
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$22,349
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.11%	0.29%	8.37%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA Real Estate Securities Portfolio Institutional Class vs. Dow Jones Wilshire REIT Index, S&P 500 Index

October 31, 1998-October 31, 2008

Growth of $10,000
DFA Real Estate Securities Portfolio Institutional Class
Dow Jones Wilshire REIT Index
S&P 500 Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$23,492
$22,980
$10,404

Average Annual Total Return	One Year	Five Years	Ten Years
	-41.15%	4.24%	8.68%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

Large Cap International Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
October 31, 1998-October 31, 2008

Growth of $10,000

Large Cap International Portfolio Institutional Class
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$12,320
$12,239
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-45.17%	3.88%	2.04%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

International Core Equity Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
September 15, 2005-October 31, 2008

Growth of $10,000
International Core Equity Portfolio Institutional Class
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
09/05
2007
2008
10/08
$8,471
$8,158

Average Annual Total Return	One Year	From 9/15/2005
	-48.74%	-6.31%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

T.A. World ex U.S. Core Equity Portfolio vs. MSCI All Country World ex USA Index (net div.)

March 6, 2008-October 31, 2008

Growth of $10,000
T.A. World ex U.S. Core Equity Portfolio
MSCI All Country World ex USA Index (net div.)
$20,000
$10,000
$0
03/08
10/08
$5,985
$5,939

Total Return	From 3/6/2008
	-40.61%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

International Small Company Portfolio Institutional Class vs.
MSCI World ex USA Small Cap Index (net div.), MSCI World ex USA Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
International Small Company Portfolio Institutional Class
MSCI World ex USA Small Cap Index (net div.)
MSCI World ex USA Small Cap Index (price-only)
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$20,190
$16,041
$15,672
$13,373
$12,936

Average Annual Total Return	One Year	Five Years	Ten Years
	-50.99%	4.13%	7.28%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Japanese Small Company Portfolio Institutional Class vs. MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
Japanese Small Company Portfolio Institutional Class
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$16,075
$13,182
$12,262

Average Annual Total Return	One Year	Five Years	Ten Years
	-28.86%	2.28%	4.86%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Asia Pacific Small Company Portfolio Institutional Class vs. MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
Asia Pacific Small Company Portfolio Institutional Class
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$80,000
$64,000
$48,000
$32,000
$16,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$30,044
$22,198
$15,957

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.73%	3.32%	11.63%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

United Kingdom Small Company Portfolio Institutional Class vs. MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
United Kingdom Small Company Portfolio Institutional Class
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,039
$15,663
$11,779

Average Annual Total Return	One Year	Five Years	Ten Years
	-56.66%	0.97%	5.47%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Continental Small Company Portfolio Institutional Class vs. MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)

October 31, 1998-October 31, 2008

Growth of $10,000

Continental Small Company Portfolio Institutional Class
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$19,958
$15,982
$13,323

Average Annual Total Return	One Year	Five Years	Ten Years
	-53.60%	7.75%	7.16%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA International Real Estate Securities Portfolio Institutional Class vs. S&P/Citigroup Global ex US REIT Index (gross div.)

March 1, 2007-October 31, 2008

Growth of $10,000
DFA International Real Estate Securities Portfolio Institutional Class
S&P/Citigroup Global ex US REIT Index (gross div.)
$20,000
$10,000
$0
03/07
2008
10/08
$4,572
$4,461

Average Annual Total Return	One Year	From 3/1/2007
	-56.31%	-38.35%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA Global Real Estate Securities Portfolio vs. S&P Global REIT Index (gross div.)
June 4, 2008-October 31, 2008

Growth of $10,000
DFA Global Real Estate Securities Portfolio
S&P Global REIT Index (gross div.)
$10,000
$0
06/08
10/08
$6,040
$5,965

Total Return	From 6/4/2008
	-39.60%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio Institutional Class vs. MSCI World ex USA Small Cap Index (net div.), MSCI World ex USA Small Cap Index (price-only)

October 31, 1998-October 31, 2008

Growth of $10,000
DFA International Small Cap Value Portfolio Institutional Class
MSCI World ex USA Small Cap Index (net div.)
MSCI World ex USA Small Cap Index (price-only)
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$24,839
$15,754
$15,391
$13,373
$12,936

Average Annual Total Return	One Year	Five Years	Ten Years
	-49.62%	5.81%	9.53%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

International Vector Equity Portfolio vs. MSCI World ex USA Index (net dividends)

August 14, 2008-October 31, 2008

Growth of $10,000
International Vector Equity Portfolio
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
08/08
10/08
$6,812
$6,740

Total Return	From 8/14/2008
	-32.60%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Emerging Markets Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Emerging Markets Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$56,000
$42,000
$28,000
$14,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$28,492
$26,820
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.74%	10.95%	11.04%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Small Cap Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Emerging Markets Small Cap Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$90,000
$72,000
$54,000
$36,000
$18,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$32,009
$27,484
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.45%	7.91%	12.34%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Emerging Markets Core Equity Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends)

April 5, 2005-October 31, 2008

Growth of $10,000
Emerging Markets Core Equity Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
$30,000
$20,000
$10,000
$0
04/05
2006
2007
2008
10/08
$11,308
$10,661

Average Annual Total Return	One Year	From 4/5/2005
	-55.44%	1.81%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA One-Year Fixed Income Portfolio Institutional Class vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
October 31, 1998-October 31, 2008

Growth of $10,000
DFA One-Year Fixed Income Portfolio Institutional Class
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$14,905
$14,640
$14,550
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.01%	3.15%	3.89%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Two-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-3 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
DFA Two-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-3 Years (hedged)
$20,000
$10,000
$0
$15,394
$14,791
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.22%	3.04%	3.99%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

DFA Selectively Hedged Global Fixed Income Portfolio vs. Citigroup World Government Bond Index 1-3 Years (hedged), Citigroup World Government Bond Index 1-3 Years (unhedged) January 9, 2008-October 31, 2008

Growth of $10,000

DFA Selectively Hedged Global Fixed Income Portfolio
Citigroup World Government Bond Index 1-3 Years (hedged)
Citigroup World Government Bond Index 1-3 Years (unhedged)
$20,000
$10,000
$0
2008
10/08
$10,362
$10,035
$8,933

Total Return	From 1/9/2008
	-10.67%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

DFA Five-Year Government Portfolio Institutional Class vs. Merrill Lynch US Treasury/Agency Index 1-5 Years
October 31, 1998-October 31, 2008

Growth of $10,000
DFA Five-Year Government Portfolio Institutional Class
Merrill Lynch US Treasury/Agency Index 1-5 Years
$20,000
$10,000
$0
$16,101
$16,029
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.65%	3.30%	4.83%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Five-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-5 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
DFA Five-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-5 Years (hedged)
$20,000
$10,000
$0
$15,753
$15,493
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	1.68%	3.09%	4.48%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

DFA Intermediate Government Fixed Income Portfolio Institutional Class vs. Barclays Capital US Government Bond Index
October 31, 1998-October 31, 2008

Growth of $10,000

DFA Intermediate Government Fixed Income Portfolio Institutional Class
Barclays Capital US Government Bond Index
$20,000
$10,000
$0
$17,208
$16,828
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	5.95%	4.45%	5.58%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA Inflation-Protected Securities Portfolio Institutional Class vs. Barclays Capital US TIPS Index

September 18, 2006-October 31, 2008

Growth of $10,000

DFA Inflation-Protected Securities Portfolio Institutional Class
Barclays Capital US TIPS Index
$20,000
$10,000
$0
09/06
2008
10/08
$10,296
$10,285

Average Annual Total Return	One Year	From 9/18/2006
	-3.99%	1.34%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Short-Term Municipal Bond Portfolio Institutional Class vs. Barclays Capital Municipal Bond Index 3 Years
August 20, 2002-October 31, 2008

Growth of $10,000
DFA Short-Term Municipal Bond Portfolio Institutional Class
Barclays Capital Municipal Bond Index 3 Years
$20,000
$10,000
$0
$11,961
$11,430
08/02
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	From 8/20/2002
	1.90%	2.08%	2.18%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA California Short-Term Municipal Bond Portfolio Institutional Class vs. Merrill Lynch 1-3 Year California Municipal Bond Index
April 2, 2007-October 31, 2008

Growth of $10,000
DFA California Short-Term Municipal Bond Portfolio Institutional Class
Merrill Lynch 1-3 Year California Municipal Bond Index
$20,000
$10,000
$0
04/07
2008
10/08
$10,692
$10,371

Average Annual Total Return	One Year	From 4/2/2007
	1.78%	2.33%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.
For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios' Performance Overview

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500 Index® by purchasing shares of a Master Fund that invests in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Master Fund was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

For the 11 months ended October 31, 2008, total returns were –33.14% for the Portfolio and –33.31% for the S&P 500 Index®. The securities in the Master Fund closely tracked the investment results of the Index. The better relative performance of the Portfolio was primarily due to the flexible trading approach employed by the Portfolio to gain exposure to the performance of the Index during periods of index reconstitution.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return performance of the S&P 500 Index® by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the 11 months ended October 31, 2008, approximately 98% of the overlay instruments consisted of S&P 500 Index futures contracts. Swaps and ETFs completed the equity exposure for the last month of the fiscal year. The behavior of S&P 500 Index futures contracts and ETFs linked to the S&P 500 Index is determined principally by the performance of the S&P 500 Index. For the 11 months ended October 31, 2008, total return was –33.89% for the Portfolio and –33.31% for the S&P 500 Index. Relative to the S&P 500 Index, underperformance was mostly due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held approximately 200 stocks as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, large cap value stocks generally outperformed large cap growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.55% for the Russell 1000 Value Index®, and –36.63% for the Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to the Master Fund's lower-exposure to stocks with neutral value/growth characteristics as measured by book-to-market ("BtM") ratio, and weighting and composition differences of consumer discretionary and consumer staples stocks due to structural differences in the eligible universe of the Master Fund as compared to the Index. Less value-oriented stocks in the middle BtM quartiles, which represented approximately 11% of the Master Fund compared to approximately 47% of the Index, outperformed value stocks in the highest BtM quartile by more than 17 percentage points. Stocks held by the Master Fund in the consumer discretionary sector, which represented approximately 16% of the Master Fund compared to approximately 8% of the Index, underperformed similar stocks in the Index by about 8 percentage points. Stocks held by the Master Fund in the consumer staples sector, which represented approximately 5% of the Master

Fund compared to 9% of the Index, underperformed similar stocks held by the Index by approximately 20 percentage points.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 1,520 stocks, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®, –35.42% for the Russell Midcap Value Index®, and –29.27% for the Portfolio.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. A lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ratios also contributed to the Portfolio's underperformance. Mid cap stocks held by the Portfolio underperformed similar stocks held by the Index by approximately 14 percentage points, which also contributed to the underperformance.

U.S. Targeted Value Portfolio R1

The U.S. Targeted Value Portfolio R1 seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employed by the U.S. Targeted Value Portfolio R1 is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,520 stocks, and was mostly invested in equities throughout the period from the Portfolio's inception on January 31, 2008: average cash levels for the period ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on January 31, 2008 through October 31, 2008, total returns were –23.83% for the Russell 2000 Index®, –21.03% for the Russell 2000 Value Index®, –31.58% for the Russell Midcap Value Index®, and –24.96% for the U.S. Targeted Value Portfolio R1.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the period since inception was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. A lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ratios also contributed to the Portfolio's underperformance. Mid cap stocks held by the Portfolio underperformed similar stocks held by the Index by approximately 16 percentage points, which also contributed to the underperformance.

U.S. Targeted Value Portfolio R2

The U.S. Targeted Value Portfolio R2 seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employed by the U.S. Targeted Value Portfolio R2 is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,520 stocks, and was mostly invested in equities throughout the period from the Portfolio's inception on June 30, 2008: average cash levels for the period ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on June 30, 2008 through October 31, 2008, total returns were –21.68% for the Russell 2000 Index®, –16.01% for the Russell 2000 Value Index®, –28.57% for the Russell Midcap Value Index®, and –21.40% for the U.S. Targeted Value Portfolio R2.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. Mid cap stocks held by the Portfolio underperformed similar stocks held by the Index by approximately 5 percentage points, which also contributed to the underperformance.

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held about 2,130 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®, and –31.80% for the Portfolio.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to the Master Fund's underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Master Fund did not hold the same composition of financials and energy stocks as the Index and thus underperformed by more than 3 percentage points during this period. Composition differences among the largest and smallest stocks held in the Master Fund as compared to the Index, and a greater exposure to stocks with the most pronounced value characteristics as measured by book-to-market ("BtM") ratio, also contributed to the Master Fund underperformance. Micro cap stocks held by the Master Fund, which accounted for approximately 34% of the Portfolio compared to 23% of the Index, underperformed similarly sized stocks held by the Index by approximately 6 percentage points. In addition, value stocks in the highest BtM quartile, which accounted for approximately 59% of the Master Fund compared to approximately 39% of the Index, underperformed the Index by approximately 10 percentage points.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ("BtM") ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 3,520 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index®, and –32.85% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to the Portfolio's higher allocation to value stocks. Value stocks owned by the Portfolio in the highest BtM quartile, which represented approximately 33% of the Portfolio compared to approximately 26% of the Index, outperformed those held in the Index by 3 percentage points.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ("BtM") ratio than the U.S. Core Equity 1 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 3,530 stocks and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index®, and –33.16% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to the Portfolio's higher allocation to value stocks. Value stocks owned by the Portfolio in the two highest BtM quartiles, which represented approximately 72% of the Portfolio compared to approximately 51% of the Russell 3000 Index®, outperformed those held in the Index. Financial stocks representing approximately 20% of the Portfolio outperformed financials representing approximately 15% of the Index by approximately 7 percentage points.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with stronger exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. Core Equity 2 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 3,380 stocks and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.17% for the Russell 2500 Index®, –29.10% for the Russell 2500 Value Index®, and –33.29% for the Portfolio. Relative to the Russell 2500 Index®, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio. Greater exposure to large cap stocks, which comprised approximately 23% of the Portfolio compared to less than 1% of the Index and lagged the performance of similar stocks in the Index by approximately 32 percentage points, also contributed to the Portfolio's underperformance.

T.A. U.S. Core Equity 2 Portfolio

The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ("BtM") ratio, while minimizing federal income tax implications of investment decisions. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 2,840 stocks and essentially was fully invested in equities throughout the year: the average cash level for the 11 months ended October 31, 2008 was in general approximately 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index® and –32.16% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to the Portfolio's higher allocation to value stocks. Value stocks owned by the Portfolio in the highest BtM quartile, which represented approximately 40% of the Portfolio compared to approximately 26% of the Index, outperformed similar stocks held in the Index by approximately 6 percentage points. Financial stocks held by the Portfolio outperformed financials held by the Russell 3000 Index® by approximately 12 percentage points.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 2,480 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –33.59% for the Russell Microcap Index, and –30.67% for the Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio for the fiscal year was primarily due to the Master Fund's higher allocation to micro cap stocks, which underperformed small cap stocks, and due to the better performance of mid cap stocks in the Index.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 2,440 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks.Within the broad universe of smaller capitalization stocks, mid caps outperformed micro caps. Total returns were –29.07% for the Russell 2000 Index®, –33.59% for the Russell Microcap Index, and –31.33% for the Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to the Master Fund's weighting differences among micro cap stocks held in the Master Fund compared to the Index. The smallest micro cap stocks, which accounted for approximately 58% of the Master Fund compared to approximately 20% of the Index, underperformed the Russell 2000 Index® by approximately 4 percentage points.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g., REITs), but does not attempt to track closely a specific index. As of October 31, 2008, the Portfolio held approximately 100 stocks, and was mostly invested in equities throughout the year: for the 11 months ended October 31, 2008 average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the REIT sector slightly underperformed broad U.S. equity market indices. Total returns were –33.31% for the S&P 500 Index®, –35.18% for the Dow Jones Wilshire REIT Index, and –34.46% for the Portfolio. Relative to the Dow Jones Wilshire REIT Index, the better relative performance of the Portfolio was attributable to a larger exposure to self storage REITs. On average, these securities represented 6% of the Portfolio compared to 5% of the Index and outperformed the Index by approximately 38 percentage points. Composition differences between the smallest stocks held by the Portfolio compared to the Index also contributed to the Portfolio's better performance.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

International Equity Portfolios' Performance Overview

Large Cap International Portfolio

The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held approximately 1,330 stocks in 22 developed country markets as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, international large cap stocks generally outperformed international small cap stocks. Total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex USA Index (net dividends), and –43.14% for the Portfolio. Relative to the MSCI EAFE Index (net dividends), the better performance of the Portfolio was primarily due to composition differences among financial stocks and stocks with lower market capitalizations held by the Portfolio compared to the Index. Financial stocks held by the Portfolio outperformed those held by the Index by approximately 2 percentage points. Stocks held by the Portfolio in the second largest quintile by market capitalizations also outperformed those held by the Index by approximately 2 percentage points.

International Core Equity Portfolio

The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 4,820 stocks in 22 developed country markets as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.37% for the MSCI World ex USA Index (net dividends) and –45.76% for the Portfolio. The underperformance of the Portfolio as compared to the Index was primarily due to a larger allocation of the Portfolio to micro cap stocks. Micro cap stocks, which represented approximately 16% of the Portfolio compared to less than 1% of the Index, underperformed the Index by approximately 2 percentage points. To a lesser extent, underperformance to the Index was attributable to a smaller allocation by the Portfolio to health care stocks, which outperformed the Index by more than 16 percentage points. Health care stocks comprised approximately 4% of the Portfolio, compared to 6% of the Index.

T.A. World ex U.S. Core Equity Portfolio

The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The Portfolio also seeks to lower tax exposure by minimizing the realization of short-term capital gains and non-qualified dividend income. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 3,310 stocks in 39 developed and emerging markets and was mostly invested in equities throughout the period: average cash levels from the Portfolio's inception on March 6, 2008 through October 31, 2008 were in general approximately 3% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on March 6, 2008 through October 31, 2008, total returns were –40.15% for the MSCI All Country World ex USA Index, and –40.61% for the Portfolio. Relative to the Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index and due to the Portfolio's greater exposure to micro cap stocks. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio. Micro cap stocks comprised approximately 15% of the Portfolio compared to 1% of the Index and underperformed the Index. A smaller allocation by the Portfolio to health care stocks, which outperformed the Index by a wide margin, also contributed to the Portfolio's underperformance. Health care stocks comprised about 4% of the Portfolio, compared to 6% of the Index.

International Small Company Portfolio

The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Europe (excluding the U.K.), Japan, and Asia Pacific. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Funds held approximately 4,070 stocks in 22 developed country markets and were mostly invested in equities throughout the year: the combined average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, international small company stocks underperformed international large company stocks. Total returns were –49.91% for the MSCI EAFE Small Cap Index (net dividends), –51.10% for the MSCI EAFE Small Cap Index (price-only), –50.30 for the MSCI World ex USA Small Cap Index (net dividends), –51.45% for the MSCI World ex USA Small Cap Index (price-only), and –47.13% for the Portfolio. The Indexes net of foreign withholding taxes on dividends do not have ten years of performance. The Portfolio intends to include the price-only Indexes for performance comparison purposes until the net-dividends Indexes have at least ten years of data to report.

Relative to both the MSCI EAFE Small Cap Index (net dividends) and the MSCI World ex USA Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to composition differences in value stocks between the Master Funds and the Indexes. Value stocks held by the Master Funds outperformed similar stocks in both Indexes by approximately 5 percentage points. Small and micro cap stocks held by the Master Funds outperformed similar stocks held by both Indexes, which also contributed to its better relative performance.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,240 stocks and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Japanese small company stocks outperformed Japanese large company stocks. Total returns were –36.36% for the MSCI Japan Large Cap Index (net dividends), –33.92% for the MSCI Japan Small Cap Index (net dividends), –35.17% for the MSCI Japan Small Cap Index (price-only) and –27.16% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), the better relative performance of the Portfolio was due to the Master Fund's larger allocation to value stocks, which outperformed the Index by approximately 10 percentage points. Value stocks held by the Master Fund, which accounted for approximately 21% of the Master Fund compared to 13% of the Index, outperformed similar stocks in the Index by approximately 5 percentage points. Small cap and micro cap stocks held by the Master Fund outperformed similar stocks in the MSCI Japan Small Cap Index (net dividends), which also contributed to its better performance.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 950 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, New Zealand, and Singapore (approximately 62%, 17%, 8%, and 12%, respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks. The allocations do not represent a forecast of future performance and are subject to change. Average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Asia Pacific small company stocks underperformed Asia Pacific large company stocks. Total returns were –50.78% for the MSCI Pacific ex Japan Large Cap Index (net dividends), –62.96% for the MSCI Pacific ex Japan Small Cap Index (net dividends), –64.17% for the MSCI Pacific ex Japan Small Cap Index (price-only), and –57.94% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), the better relative performance of the Portfolio was primarily due to the Master Fund's composition differences among stocks with larger market capitalizations. Small cap stocks with higher market capitalizations held by the Master Fund outperformed similar size stocks held by the Index by approximately 6 percentage points. The Master Fund's larger allocation to energy stocks, which comprised about 10% of the Portfolio compared to 8% of the Index and outperformed the overall Index, also contributed to the Portfolio's better performance.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 380 stocks, and average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, U.K. small company stocks underperformed U.K. large company stocks. Total returns were –43.64% for the MSCI U.K. Large Cap Index (net dividends), –53.13% for the MSCI U.K. Small Cap Index (net dividends), –54.52% for the MSCI U.K. Small Cap Index (price-only) and –50.97% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index (net dividends), the better relative performance of the Portfolio was primarily due to the lower allocation by the Master Fund to financials, 13% vs. 17%. Financial stocks held by the Master Fund outperformed similar stocks in the Index by approximately 5 percentage points.

Continental Small Company Portfolio

The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,150 stocks in 15 developed continental European countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks. Country allocations do not represent a forecast of future performance and are subject to change.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, continental European small company stocks underperformed continental European large company stocks. Total returns were –46.25% for the MSCI Europe ex U.K. Large Cap Index (net dividends), –54.30% for the MSCI Europe ex U.K Small Cap Index (net dividends), –55.24% for the MSCI Europe ex U.K. Small Cap Index (price-only), and –49.89% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Europe ex U.K. Small Cap Index (net dividends), the better performance of the Portfolio was primarily due to the Master Fund's composition differences for financial and industrial stocks. Financial stocks held by the Master Fund outperformed those held by the Index by approximately 13 percentage points, while industrial stocks held by the Master Fund outperformed similar stocks in the Index by approximately 4 percentage points.

DFA International Real Estate Securities Portfolio

DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets, but does not attempt to track closely a specific index. As of October 31, 2008, the Portfolio held approximately 170 stocks in 16 developed and emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –51.66% for the S&P Global ex US REIT Index (gross dividends) and –52.85% for the Portfolio. Relative to the Index, the underperformance of the Portfolio was mainly attributable to a lower exposure to large cap REIT securities, which outperformed the overall Index. Large cap REITs represented approximately 46% of the Portfolio, compared to 55% of the Index.

DFA Global Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track closely a specific index. As of October 31, 2008, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securiites Portfolio (the "Underlying Funds").

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in global real estate securities markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on June 4, 2008 through October 31, 2008, total returns were –40.35% for the S&P Global REIT Index (gross dividends) and –39.60% for the Portfolio. Relative to the Index, the better performance of the Portfolio was primarily due to the Underlying Funds' greater allocation to U.S. REITs, which outperformed the Index, and a lower allocation to Australian REITs, which underperformed the Index. U.S. REITs comprised approximately 60% of the Underlying Funds compared to 52% of the Index, while Australian REITs comprised 11% of the Underlying Funds compared to 16% of the Index.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,260 stocks in 22 developed countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –49.91% for the MSCI EAFE Small Cap Index (net dividends), –51.10% for the MSCI EAFE Small Cap Index (price-only), –50.30% for the MSCI World ex USA Small Cap Index (net dividends), –51.45% for the MSCI World ex USA Small Cap Index (price-only), and –45.17% for the Portfolio. The Indexes net of foreign withholding taxes on dividends do not have ten years of performance. The Portfolio intends to include the price-only Indexes for performance comparison purposes until the net-dividends Indexes have at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index and the MSCI World ex USA Small Cap Index (both net dividends), the outperformance of the Portfolio was primarily due to composition differences in Japanese stocks between the Portfolio and the Indexes. Japanese stocks in the Portfolio outperformed Japanese stocks in the benchmarks by about 15%.

International Vector Equity Portfolio

The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with stronger exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the International Core Equity Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. The Portfolio held approximately 2,280 stocks in 22 developed country markets as of October 31, 2008 and was mostly invested in equities throughout the year: average cash levels for the period from the Portfolio's inception on August 14, 2008 through October 31, 2008 were in general approximately 4.5% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on August 14, 2008 through October 31, 2008, total returns were –31.88% for the MSCI World ex USA Index and –32.60% for the Portfolio. Relative to the Index, the underperformance of the Portfolio was primarily due to its greater exposure to micro cap stocks. Micro caps, which accounted for approximately 25% of the Portfolio and less than 1% of the Index, underperformed the Index. A smaller allocation by the Portfolio to health care stocks, which comprised approximately 4% of the Portfolio compared to 8% of the Index, also contributed to the Portfolio's underperformance.

Emerging Markets Portfolio

The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 520 stocks in 17 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –48.37% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Portfolio was primarily due to the Master Fund's lower allocation to China and Russia, which underperformed the overall Index; and

a greater allocation to Mexico and Israel, which outperformed the Index. On average, Chinese stocks represented approximately 7% of the Master Fund for the period under review compared to 15% in the Index. The Master Fund does not purchase Russian stocks, which represented approximately 10% of the Index. Israeli stocks represented approximately 4% of the Master Fund, compared to 2% of the Index; while Mexican stocks represented approximately 9% of the Master Fund, compared to 5% of the Index.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,840 stocks in 16 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, emerging markets small company stocks generally underperformed emerging markets large company stocks. Total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –57.00% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to the Master Fund's greater allocation to stocks with lower market capitalizations, which underperformed larger stocks. On average, small cap stocks represented approximately 99% of the Master Fund for the period under review, compared to 22% in the Index. A greater exposure to Indian stocks, which represented approximately 12% of the Master Fund compared to 7% of the Index and underperformed the Index by more than 8 percentage points, also contributed to the Master Fund's underperformance.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio seeks to capture the returns of the broad universe of emerging market stocks with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,520 stocks in 17 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –51.93% for the Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Portfolio was primarily due to a lower allocation by the Portfolio to Chinese stocks and no allocation to Russian stocks, both of which underperformed the Index. On average, Chinese stocks represented approximately 10% of the Portfolio for the period under review compared to 15% in the Index. The Portfolio does not purchase Russian stocks, which represented approximately 10% of the MSCI Emerging Markets Index.

Fixed Income Market Review  11 Months Ended October 31, 2008

U.S. and international credit markets experienced extreme levels of volatility in the fiscal year ended October 31, 2008, as defaults in the subprime and related mortgage markets and the subsequent bankruptcy of leading underwriter Lehman Brothers caused credit spreads to widen sharply. Risk aversion caused a severe tightening of credit across all maturities and quality ranges both in the U.S. and international fixed income markets and a spike in interbank lending rates. To encourage lending, the U.S. Federal Reserve lowered the target rate for federal funds from 4.50% on November 30, 2007 to 1.00% by October 31, 2008 and pumped billions of dollars of liquidity into the financial system through various loan programs and capital injections into banks. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate ("LIBOR"), a widely used benchmark of short-term interest rates, spiked sharply higher late in the period but fell 210 basis points during the 11 months ended October 31, 2008, while the yield on ten-year U.S. Treasury notes rose just 1 basis point. The yield curve, V-shaped to start the year, ended the year with an upward slope as yields on short-term instruments fell below those with longer maturities.

	11/30/07	10/31/08	Change
Three-Month LIBOR (yield)	5.13%	3.03%	–41.02%
Ten-Year U.S. Treasury Notes (yield)	3.94%	3.95%	0.30%

Source: Bloomberg. "Change" values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of an extreme flight to higher-quality debt in the aftermath of the bank and mortgage crisis, total return for fixed income strategies was primarily a function of credit quality. For the 11 months ended October 31, 2008, total returns were 2.24% for three-month U.S. Treasury bills, 7.25% for five-year U.S. Treasury notes, and 5.02% for thirty-year U.S. Treasury bonds.

Some of Dimensional's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

Fixed Income Portfolio Performance Overview

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund increased during the 11 months under review, from approximately 30 days on November 30, 2007, to 265 days on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.68% for the Portfolio, 3.34% for the Merrill Lynch Six-Month US Treasury Bill Index, and 3.84% for the Merrill Lynch One-Year US Treasury Note Index. The Portfolio underperformed both Indexes primarily due to the Master Fund's structural differences with the Indexes. The Master Fund had high exposure to corporate and agency debt, which underperformed Treasury debt during the period of significantly widening credit spreads.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund increased from 0.46 years on November 30, 2007 to 0.74 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.93% for the Portfolio and 4.38% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to the Index, underperformance of the Portfolio was primarily due to the Master Fund's structural and maturity differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark. The Master Fund had a duration of 0.73 on October 31, 2008 compared to 1.84 years for the Index, which limited returns in the falling interest rate environment.

DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. It hedges foreign currency exposure on a selective basis to capture the higher interest rate returns that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, the EMU countries, Japan, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 0.15 years on January 31, 2007 (the first month end following its January 9, 2008 inception) to 0.47 years on October 31, 2008.

For the period from the Portfolio's inception on January 9, 2008 through October 31, 2008, total returns were –10.67% for the DFA Selectively Hedged Global Fixed Income Portfolio, 3.62% for the Citigroup World Government Bond Index 1-3 Years (hedged) and –0.95% for the Citigroup World Government Bond Index 1-3 Years (unhedged). Relative to the Citigroup World Government Bond Index 1-3 Years (hedged) , underperformance of the Portfolio was primarily due to currency movements. The Portfolio had a large allocation to unhedged securities during a period when the U.S. dollar rallied significantly, thus the Portfolio underperformed the fully hedged Index. Relative to the Citigroup World Government Bond Index 1-3 Years (unhedged), the Portfolio had no exposure to the Japanese Yen (a relatively strong currency) and overweight exposures to weaker currencies such as the Australian Dollar and New Zealand Dollar.

DFA Five-Year Government Portfolio

The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government and government agency securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 0.05 years on November 30, 2007 to 3.46 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 3.25% for the Portfolio, 4.73% for the Barclays Capital US Government Bond Index Intermediate, and 5.22% for the Merrill Lynch US Treasury/Agency Index 1-5 Years. Relative to both Indexes, underperformance of the Portfolio was due to maturity differences in the first two quarters of the year. At the beginning of the period, the Portfolio had a much shorter duration than each Index, as the yield curve remained inverted and was negatively affected by sharply declining interest rates. The Portfolio duration was significantly extended in February to take advantage of the rising expected term premium and steepening of the yield curve. However, interest rates rose sharply in April and May when the duration of the Portfolio was already longer than that of each

Index. This underperformance more than offset the outperformance of the Portfolio due to higher allocation to Treasury versus agency instruments during the second part of the period, when credit spreads widened significantly.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 1.13 years on November 30, 2007 to 2.46 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 1.40% for the Portfolio and 4.73% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to the Index, underperformance of the Portfolio was primarily due to structural differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio rose slightly, from 6.17 years on November 30, 2007 to 6.37 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.73% for the Portfolio and 3.96% for the Barclays Capital U.S. Government Bond Index. Relative to the Index, the Portfolio underperformance was primarily due to structural differences with the Index. The Portfolio had higher exposure to agency debt, which underperformed Treasury debt during the period of widening credit spreads.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the US government and its agencies and instrumentalities with maturities of between five and twenty years. The average maturity of the Portfolio fell slightly, from 8.78 years on November 30, 2007 to 8.60 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were –7.90% for the Portfolio and –7.77% for the Barclays Capital U.S. TIPS Index. Relative to the Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Barclays U.S.TIPS Index are not diminished by management and administrative expenses associated with running a live portfolio.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of higher-quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio increased from 0.31 years on November 30, 2007 to 1.53 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 1.63% for the Portfolio, 3.46% for the Barclays Capital Municipal Bond Index 3 Years, and 3.73% for the Barclays Capital Municipal Bond Index 1 Year. Relative to both Indexes, underperformance of the Portfolio was primarily due to its shorter duration compared to both Indexes for most of the fiscal year. The Portfolio maintained a short duration during the period of falling interest rates on municipal bonds of one to five years in maturity.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of higher-quality municipal securities providing current income exempt from federal personal income taxes and California state personal income taxes. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity increased from 0.55 years on November 30, 2007 to 2.12 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 1.45% for the Portfolio and 3.73% for the Merrill Lynch California Municipal Bond Index 1-3 Years. Relative to the Index, the Portfolio underperformance was primarily due to shorter duration than the Index. The Portfolio maintained a short duration during the period of falling interest rates on municipal bonds of one to five years in maturity.

Sources: Citigroup bond indexes copyright 2008 by Citigroup. Barclays Capital data, formerly Lehman Brothers, provided by Barclays Bank PLC. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$709.00	0.15%	$0.64
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.38	0.15%	$0.76

Enhanced U.S. Large Company Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$703.60	0.26%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.83	0.26%	$1.32
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$648.00	0.28%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.73	0.28%	$1.42
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$739.20	0.50%	$2.19
Class R2 Shares****	$1,000.00	$786.00	0.66%	$2.00
Institutional Class Shares	$1,000.00	$739.80	0.40%	$1.75
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.62	0.50%	$2.54
Class R2 Shares****	$1,000.00	$1,021.82	0.66%	$3.35
Institutional Class Shares	$1,000.00	$1,023.13	0.40%	$2.03
U.S. Small Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$721.50	0.52%	$2.25
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.52	0.52%	$2.64
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$708.40	0.21%	$0.90
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.08	0.21%	$1.07
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$706.10	0.23%	$0.99
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.98	0.23%	$1.17
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$704.20	0.34%	$1.46
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.43	0.34%	$1.73
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$714.70	0.29%	$1.25
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.68	0.29%	$1.48

U.S. Small Cap Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$745.00	0.37%	$1.62
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.28	0.37%	$1.88
U.S. Micro Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$750.20	0.52%	$2.29
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.52	0.52%	$2.64
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$642.60	0.33%	$1.36
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.48	0.33%	$1.68
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$600.90	0.30%	$1.21
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.63	0.30%	$1.53
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$574.80	0.41%	$1.62
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.08	0.41%	$2.08
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$557.80	0.60%	$2.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$564.60	0.55%	$2.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.37	0.55%	$2.80
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$785.30	0.59%	$2.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.59%	$3.00

Asia Pacific Small Company Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$454.10	0.62%	$2.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.02	0.62%	$3.15
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$540.90	0.59%	$2.29
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.59%	$3.00
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$519.60	0.59%	$2.25
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.59%	$3.00
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$515.20	0.45%	$1.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.87	0.45%	$2.29
DFA Global Real Estate Securities Portfolio***;****
Actual Fund Return
Institutional Class Shares	$1,000.00	$604.00	0.54%	$1.77
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.42	0.54%	$2.75
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$577.70	0.69%	$2.74
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.67	0.69%	$3.51
International Vector Equity Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$674.00	0.60%	$1.08
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$530.60	0.60%	$2.31
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05

Emerging Markets Small Cap Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$464.60	0.78%	$2.87
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.22	0.78%	$3.96
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$498.70	0.66%	$2.49
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.66%	$3.35
DFA One-Year Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.20	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.23	0.18%	$0.92
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,014.00	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.23	0.18%	$0.92
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$874.40	0.24%	$1.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.93	0.24%	$1.22
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.20	0.23%	$1.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.98	0.23%	$1.17
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,006.40	0.28%	$1.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.73	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$994.80	0.13%	$0.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.48	0.13%	$0.66

DFA Inflation-Protected Securites Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$891.00	0.15%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.38	0.15%	$0.76
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,005.70	0.23%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.98	0.23%	$1.17
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,003.30	0.27%	$1.36
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.78	0.27%	$1.37

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  U.S. Targeted Value Portfolio Class R2 Shares commenced operations on June 30, 2008, DFA Global Real Estate Securities Portfolio commenced operations on June 4, 2008 and International Vector Equity Portfolio commenced operations on August 14, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (U.S. Targeted Value Portfolio Class R2 Shares 124 days, DFA Global Real Estate Securities Portfolio 150 days and International Vector Equity Portfolio 79 days), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six-months ended October 31, 2008 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	14.4%	4.6%	6.5%	28.3%	7.1%	14.7%	16.7%
U.S. Core Equity 1 Portfolio	11.5%	9.4%	9.9%	16.9%	12.7%	12.8%	15.2%
U.S. Core Equity 2 Portfolio	12.5%	8.6%	10.4%	20.3%	10.6%	14.0%	12.2%
U.S. Vector Equity Portfolio	13.8%	6.4%	9.7%	25.6%	9.1%	14.3%	12.5%
T.A. U.S. Core Equity 2 Portfolio	13.2%	6.4%	11.7%	17.5%	10.8%	15.4%	13.0%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	9.5%	9.7%	10.2%	23.6%	9.3%	10.8%	5.1%
International Core Equity Portfolio	13.6%	8.0%	8.5%	27.2%	5.0%	15.5%	4.9%
T.A. World ex U.S. Core Equity Portfolio	12.1%	7.2%	8.8%	25.5%	4.8%	16.0%	5.7%
DFA International Real Estate Securities Portfolio	—	—	—	0.2%	—	—	—
DFA International Small Cap Value Portfolio	16.6%	8.8%	4.0%	23.2%	2.7%	23.4%	5.8%
International Vector Equity Portfolio	13.7%	6.6%	7.7%	26.6%	3.7%	18.3%	5.9%
Emerging Markets Core Equity Portfolio	8.9%	7.6%	10.4%	21.6%	3.3%	10.1%	9.6%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	5.7%	—	1.2%	0.1%	0.7%	100.0%
U.S. Core Equity 1 Portfolio	4.6%	—	2.9%	4.1%	—	100.0%
U.S. Core Equity 2 Portfolio	5.0%	—	3.6%	2.8%	—	100.0%
U.S. Vector Equity Portfolio	4.7%	—	2.5%	1.4%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	5.0%	—	4.2%	2.8%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	8.8%	—	6.1%	6.9%	—	100.0%
International Core Equity Portfolio	10.1%	—	3.7%	3.5%	—	100.0%
T.A. World ex U.S. Core Equity Portfolio	11.8%	—	4.1%	4.0%	—	100.0%
DFA International Real Estate Securities Portfolio	—	99.8%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	14.6%	0.2%	0.2%	0.4%	0.1%	100.0%
International Vector Equity Portfolio	12.7%	—	2.7%	2.1%	—	100.0%
Emerging Markets Core Equity Portfolio	14.7%	—	9.6%	4.1%	0.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Selectively Hedged Global Fixed Income Portfolio	13.9%	6.7%	50.7%	24.5%	—
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	29.6%	40.9%	14.6%	11.5%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	20.1%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	42.1%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	4.2%	100.0%
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	3.4%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	20.4%	24.3%	35.2%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	14.9%	17.0%	26.0%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,544,364,144
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,882,359,550)	$2,544,364,144

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	33,170,337	$200,348,835
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $260,777,271)		$200,348,835

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	393,166,650	$5,331,339,774
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,153,911,937)		$5,331,339,774

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.8%)
Consumer Discretionary — (11.3%)
Foot Locker, Inc.	200,981	$2,938,342	0.3%
# Leggett & Platt, Inc.	149,747	2,599,608	0.3%
*# Mohawk Industries, Inc.	88,140	4,264,213	0.5%
* Toll Brothers, Inc.	244,919	5,662,527	0.7%
Other Securities		106,586,904	12.0%
Total Consumer Discretionary		122,051,594	13.8%
Consumer Staples — (3.8%)
Casey's General Stores, Inc.	86,244	2,604,569	0.3%
* Constellation Brands, Inc. Class A	249,583	3,129,771	0.4%
Corn Products International, Inc.	109,727	2,668,561	0.3%
PepsiAmericas, Inc.	160,714	3,042,316	0.3%
Other Securities		29,134,688	3.3%
Total Consumer Staples		40,579,905	4.6%
Energy — (5.0%)
# Cimarex Energy Co.	115,417	4,669,772	0.5%
Rowan Companies, Inc.	140,833	2,554,711	0.3%
Tidewater, Inc.	79,728	3,476,938	0.4%
* Unit Corp.	74,546	2,798,457	0.3%
Other Securities		40,530,415	4.6%
Total Energy		54,030,293	6.1%
Financials — (22.4%)
# American Capital, Ltd.	188,801	2,652,654	0.3%
American Financial Group, Inc.	165,364	3,758,724	0.4%
# Associated Banc-Corp.	118,535	2,614,882	0.3%
Comerica, Inc.	139,100	3,837,769	0.4%
Fidelity National Financial, Inc.	266,110	2,397,651	0.3%
First American Corp.	122,304	2,496,225	0.3%
# First Niagara Financial Group, Inc.	172,435	2,719,300	0.3%
FirstMerit Corp.	105,428	2,458,581	0.3%
Hanover Insurance Group, Inc.	78,550	3,083,087	0.4%
HCC Insurance Holdings, Inc.	150,975	3,330,508	0.4%
# National Penn Bancshares, Inc.	172,975	2,930,196	0.3%
# NewAlliance Bancshares, Inc.	215,412	2,972,686	0.3%
Odyssey Re Holdings Corp.	88,247	3,480,462	0.4%
Old Republic International Corp.	303,792	2,797,924	0.3%
Prosperity Bancshares, Inc.	95,483	3,170,990	0.4%
*# Reinsurance Group of America, Inc. Class A	73,713	2,752,443	0.3%
# Synovus Financial Corp.	439,500	4,540,035	0.5%
Transatlantic Holdings, Inc.	79,194	3,393,463	0.4%
Trustmark Corp.	124,506	2,554,863	0.3%
W. R. Berkley Corp.	174,315	4,579,255	0.5%
# Zions Bancorporation	99,983	3,810,352	0.4%
Other Securities		175,934,780	19.9%
Total Financials		242,266,830	27.4%
Health Care — (5.9%)
* King Pharmaceuticals, Inc.	386,181	3,394,531	0.4%
Omnicare, Inc.	177,137	4,883,667	0.6%
Other Securities		54,891,124	6.2%
Total Health Care		63,169,322	7.2%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.3%)
IKON Office Solutions, Inc.	165,200	$2,846,396	0.3%
Ryder System, Inc.	88,461	3,504,825	0.4%
Other Securities		115,854,005	13.1%
Total Industrials		122,205,226	13.8%
Information Technology — (13.3%)
* Arrow Electronics, Inc.	173,349	3,024,940	0.4%
* Avnet, Inc.	216,911	3,631,090	0.4%
Fidelity National Information Services, Inc.	269,900	4,072,791	0.5%
* Ingram Micro, Inc.	252,180	3,361,559	0.4%
* Integrated Device Technology, Inc.	385,805	2,453,720	0.3%
Intersil Corp.	193,627	2,650,754	0.3%
Jabil Circuit, Inc.	311,612	2,620,657	0.3%
* Micron Technology, Inc.	533,700	2,513,727	0.3%
Other Securities		119,483,192	13.4%
Total Information Technology		143,812,430	16.3%
Materials — (4.8%)
Lubrizol Corp.	67,185	2,524,812	0.3%
MeadWestavco Corp.	264,464	3,710,430	0.4%
The Valspar Corp.	123,568	2,526,966	0.3%
Other Securities		43,042,736	4.9%
Total Materials		51,804,944	5.9%
Telecommunication Services — (1.0%)
CenturyTel, Inc.	156,983	3,941,843	0.5%
Other Securities		6,502,405	0.7%
Total Telecommunication Services		10,444,248	1.2%
Utilities — (0.0%)
Total Utilities		390,432	0.1%
TOTAL COMMON STOCKS		850,755,224	96.4%
EXCHANGE-TRADED FUND — (0.5%)
iShares Russell 2000 Value Index Fund	100,000	5,272,000	0.6%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,566	0.0%
TEMPORARY CASH INVESTMENTS — (1.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,542,691	10,542,691	1.2%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,680,000 FNMA 4.50%, 10/01/35, valued at $4,270,602) to be repurchased at $4,205,329	$4,205	4,205,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		14,747,691	1.7%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	191,509,364	$191,509,364	21.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $21,984,204 FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/21 to 04/01/38 & U.S. Treasury STRIP 4.620%(y), 02/15/17, valued at $17,684,779) to be repurchased at $17,215,719	$17,215	17,215,376	1.9%
TOTAL SECURITIES LENDING COLLATERAL		208,724,740	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,422,350,932)		$1,079,501,221	122.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
October 31, 2008

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	443,285,380	$5,505,604,420
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,888,262,917)		$5,505,604,420

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.5%)
Consumer Discretionary — (9.7%)
Comcast Corp. Class A	225,473	$3,553,454	0.3%
Disney (Walt) Co.	231,700	6,001,030	0.5%
McDonald's Corp.	93,280	5,403,710	0.4%
Time Warner, Inc.	441,219	4,451,900	0.4%
Other Securities		133,727,081	10.0%
Total Consumer Discretionary		153,137,175	11.6%
Consumer Staples — (7.7%)
Coca-Cola Co.	178,024	7,843,737	0.6%
CVS Caremark Corp.	178,250	5,463,362	0.4%
Kraft Foods, Inc.	202,630	5,904,638	0.5%
PepsiCo, Inc.	131,460	7,494,535	0.6%
Philip Morris International, Inc.	101,420	4,408,727	0.3%
Procter & Gamble Co.	240,632	15,530,389	1.2%
Wal-Mart Stores, Inc.	252,348	14,083,542	1.1%
Other Securities		61,451,738	4.6%
Total Consumer Staples		122,180,668	9.3%
Energy — (8.1%)
Apache Corp.	46,356	3,816,489	0.3%
Chevron Corp.	250,560	18,691,776	1.4%
ConocoPhillips	184,185	9,581,304	0.7%
Devon Energy Corp.	61,200	4,948,632	0.4%
Exxon Mobil Corp.	351,494	26,052,735	2.0%
Occidental Petroleum Corp.	64,024	3,555,893	0.3%
Other Securities		61,071,209	4.6%
Total Energy		127,718,038	9.7%
Financials — (14.0%)
Bank of America Corp.	485,245	11,728,372	0.9%
Bank of New York Mellon Corp.	137,358	4,477,871	0.4%
JPMorgan Chase & Co.	557,133	22,981,736	1.8%
The Goldman Sachs Group, Inc.	50,853	4,703,903	0.4%
U.S. Bancorp	167,665	4,998,094	0.4%
Wells Fargo & Co.	359,335	12,235,357	0.9%
Other Securities		161,364,819	12.0%
Total Financials		222,490,152	16.8%
Health Care — (10.5%)
Abbott Laboratories	108,855	6,003,353	0.5%
* Amgen, Inc.	101,485	6,077,937	0.5%
Bristol-Myers Squibb Co.	192,708	3,960,149	0.3%
Eli Lilly & Co.	109,044	3,687,868	0.3%
* Genentech, Inc.	67,348	5,585,843	0.4%
Johnson & Johnson	218,766	13,419,106	1.0%
Medtronic, Inc.	87,072	3,511,614	0.3%
Merck & Co., Inc.	209,268	6,476,845	0.5%
Pfizer, Inc.	783,318	13,872,562	1.1%
Other Securities		103,572,946	7.7%
Total Health Care		166,168,223	12.6%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.6%)
3M Co.	59,135	$3,802,381	0.3%
Boeing Co.	71,388	3,731,451	0.3%
Burlington Northern Santa Fe Corp.	45,345	4,038,426	0.3%
General Electric Co.	629,008	12,271,946	0.9%
Union Pacific Corp.	70,320	4,695,266	0.4%
United Parcel Service, Inc.	66,937	3,532,935	0.3%
United Technologies Corp.	76,735	4,217,356	0.3%
Other Securities		131,051,532	9.9%
Total Industrials		167,341,293	12.7%
Information Technology — (12.3%)
* Apple, Inc.	87,024	9,362,912	0.7%
* Cisco Sytems, Inc.	567,434	10,083,302	0.8%
* Google, Inc.	23,084	8,295,466	0.6%
Hewlett-Packard Co.	190,999	7,311,442	0.6%
Intel Corp.	489,356	7,829,696	0.6%
International Business Machines Corp.	104,430	9,708,857	0.8%
Microsoft Corp.	702,700	15,691,291	1.2%
* Oracle Corp.	421,735	7,713,533	0.6%
QUALCOMM, Inc.	122,323	4,680,078	0.4%
Other Securities		115,169,634	8.5%
Total Information Technology		195,846,211	14.8%
Materials — (3.8%)
Total Materials		60,697,020	4.6%
Other — (0.0%)
Total Other		351	0.0%
Telecommunication Services — (2.4%)
AT&T, Inc.	614,512	16,450,486	1.3%
Verizon Communications, Inc.	374,011	11,096,906	0.9%
Other Securities		11,180,287	0.7%
Total Telecommunication Services		38,727,679	2.9%
Utilities — (3.4%)
Total Utilities		54,493,355	4.1%
TOTAL COMMON STOCKS		1,308,800,165	99.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,008	0.0%
TEMPORARY CASH INVESTMENTS — (1.9%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	24,034,464	24,034,464	1.8%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,735,000 FNMA 6.50%, 08/01/36, valued at $6,514,899) to be repurchased at $6,415,503	$6,415	6,415,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		30,449,464	2.3%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.6%)
§@ DFA Short Term Investment Fund LP	226,901,386	$226,901,386	17.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $21,187,234 FNMA, 7.000%, maturities ranging from 02/01/38 to 09/01/38 & U.S. Treasury STRIP 0.539%(y), 05/15/09, valued at $21,027,361) to be repurchased at $20,469,370	$20,469	20,468,962	1.5%
TOTAL SECURITIES LENDING COLLATERAL		247,370,348	18.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,069,274,721)		$1,586,620,985	120.1%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
Consumer Discretionary — (10.5%)
Comcast Corp. Class A	561,542	$8,849,902	0.4%
Disney (Walt) Co.	627,312	16,247,381	0.7%
Home Depot, Inc.	252,200	5,949,398	0.3%
# Lowe's Companies, Inc.	409,000	8,875,300	0.4%
Time Warner, Inc.	1,103,320	11,132,499	0.5%
Other Securities		261,456,076	10.2%
Total Consumer Discretionary		312,510,556	12.5%
Consumer Staples — (7.1%)
Altria Group, Inc.	409,900	7,865,981	0.3%
Coca-Cola Co.	145,713	6,420,115	0.3%
CVS Caremark Corp.	476,985	14,619,590	0.6%
Kraft Foods, Inc.	456,138	13,291,861	0.5%
Philip Morris International, Inc.	130,500	5,672,835	0.2%
Procter & Gamble Co.	571,788	36,903,198	1.5%
Wal-Mart Stores, Inc.	404,300	22,563,983	0.9%
Other Securities		105,265,480	4.2%
Total Consumer Staples		212,603,043	8.5%
Energy — (8.4%)
Apache Corp.	79,063	6,509,257	0.3%
Chevron Corp.	594,814	44,373,124	1.8%
ConocoPhillips	467,578	24,323,408	1.0%
Devon Energy Corp.	137,600	11,126,336	0.5%
Exxon Mobil Corp.	403,184	29,883,998	1.2%
Marathon Oil Corp.	200,388	5,831,291	0.2%
Occidental Petroleum Corp.	157,660	8,756,436	0.4%
Other Securities		120,660,868	4.6%
Total Energy		251,464,718	10.0%
Financials — (16.9%)
Bank of America Corp.	1,303,336	31,501,631	1.3%
Bank of New York Mellon Corp.	328,970	10,724,422	0.4%
# BB&T Corp.	183,469	6,577,364	0.3%
Chubb Corp.	111,344	5,769,846	0.2%
# Citigroup, Inc.	795,672	10,860,923	0.4%
JPMorgan Chase & Co.	1,242,660	51,259,725	2.1%
MetLife, Inc.	184,484	6,128,558	0.3%
PNC Financial Services Group, Inc.	104,703	6,980,549	0.3%
The Goldman Sachs Group, Inc.	119,024	11,009,720	0.5%
The Travelers Companies, Inc.	177,178	7,538,924	0.3%
Wells Fargo & Co.	852,801	29,037,874	1.2%
Other Securities		324,558,109	12.8%
Total Financials		501,947,645	20.1%
Health Care — (8.8%)
Johnson & Johnson	142,350	8,731,749	0.4%
Pfizer, Inc.	1,930,512	34,189,368	1.4%
* WellPoint, Inc.	164,028	6,375,768	0.3%
Other Securities		212,260,096	8.3%
Total Health Care		261,556,981	10.4%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.5%)
Burlington Northern Santa Fe Corp.	115,466	$10,283,402	0.4%
CSX Corp.	136,600	6,245,352	0.3%
FedEx Corp.	98,823	6,460,060	0.3%
General Electric Co.	2,250,267	43,902,709	1.8%
Norfolk Southern Corp.	125,758	7,537,935	0.3%
Raytheon Co.	116,144	5,936,120	0.3%
Union Pacific Corp.	170,600	11,390,962	0.5%
United Technologies Corp.	110,124	6,052,415	0.3%
Other Securities		244,065,721	9.5%
Total Industrials		341,874,676	13.7%
Information Technology — (10.0%)
* Cisco Sytems, Inc.	332,162	5,902,519	0.3%
* EMC Corp.	489,850	5,770,433	0.2%
Hewlett-Packard Co.	213,714	8,180,972	0.3%
Intel Corp.	458,292	7,332,672	0.3%
International Business Machines Corp.	77,144	7,172,078	0.3%
Microsoft Corp.	526,939	11,766,548	0.5%
Other Securities		253,046,723	10.1%
Total Information Technology		299,171,945	12.0%
Materials — (4.2%)
Dow Chemical Co.	309,988	8,267,380	0.3%
Other Securities		115,890,083	4.7%
Total Materials		124,157,463	5.0%
Other — (0.0%)
Total Other		531	0.0%
Telecommunication Services — (2.9%)
AT&T, Inc.	1,399,392	37,461,724	1.5%
Verizon Communications, Inc.	927,164	27,508,956	1.1%
Other Securities		22,747,101	0.9%
Total Telecommunication Services		87,717,781	3.5%
Utilities — (2.4%)
Total Utilities		70,985,858	2.8%
TOTAL COMMON STOCKS		2,463,991,197	98.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,881	0.0%
TEMPORARY CASH INVESTMENTS — (1.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	39,057,782	39,057,782	1.6%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $18,325,000 FNMA 6.50%, 11/01/36, valued at $12,299,695) to be repurchased at $12,116,949	$12,116	12,116,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		51,173,782	2.1%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.6%)
§@ DFA Short Term Investment Fund LP	424,648,738	$424,648,738	17.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $89,440,377 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 09/01/38 & U.S. Treasury STRIP 3.255%(y), 11/15/14, valued at $39,378,458) to be repurchased at $38,333,129	$38,332	38,332,365	1.5%
TOTAL SECURITIES LENDING COLLATERAL		462,981,103	18.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,015,165,938)		$2,978,148,963	119.1%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.2%)
Consumer Discretionary — (11.3%)
Comcast Corp. Class A	191,618	$3,019,900	0.4%
Disney (Walt) Co.	86,800	2,248,120	0.3%
Fortune Brands, Inc.	65,022	2,479,939	0.3%
# Leggett & Platt, Inc.	124,300	2,157,848	0.3%
Macy's, Inc.	192,090	2,360,786	0.3%
# Pulte Homes, Inc.	215,650	2,402,341	0.3%
*# Sears Holdings Corp.	47,129	2,721,228	0.3%
Time Warner, Inc.	400,981	4,045,898	0.5%
* Toll Brothers, Inc.	100,300	2,318,936	0.3%
Other Securities		93,073,223	10.7%
Total Consumer Discretionary		116,828,219	13.7%
Consumer Staples — (5.2%)
CVS Caremark Corp.	87,809	2,691,346	0.3%
Kraft Foods, Inc.	111,928	3,261,582	0.4%
Molson Coors Brewing Co.	69,336	2,590,393	0.3%
Philip Morris International, Inc.	46,200	2,008,314	0.2%
Procter & Gamble Co.	74,000	4,775,960	0.6%
Wal-Mart Stores, Inc.	42,300	2,360,763	0.3%
Other Securities		36,529,357	4.3%
Total Consumer Staples		54,217,715	6.4%
Energy — (7.7%)
Chevron Corp.	95,200	7,101,920	0.8%
# Cimarex Energy Co.	51,000	2,063,460	0.3%
ConocoPhillips	153,600	7,990,272	1.0%
Devon Energy Corp.	37,100	2,999,906	0.4%
Exxon Mobil Corp.	66,600	4,936,392	0.6%
Other Securities		54,303,996	6.2%
Total Energy		79,395,946	9.3%
Financials — (20.8%)
American Financial Group, Inc.	93,949	2,135,461	0.3%
Bank of America Corp.	402,170	9,720,449	1.2%
Chubb Corp.	45,208	2,342,679	0.3%
Comerica, Inc.	70,829	1,954,172	0.2%
Discover Financial Services	218,650	2,678,462	0.3%
Hanover Insurance Group, Inc.	49,548	1,944,759	0.2%
HCC Insurance Holdings, Inc.	93,600	2,064,816	0.3%
JPMorgan Chase & Co.	335,981	13,859,216	1.6%
# M&T Bank Corp.	34,200	2,773,620	0.3%
# Marshall & Ilsley Corp.	120,880	2,179,466	0.3%
MetLife, Inc.	67,240	2,233,713	0.3%
*# Reinsurance Group of America, Inc. Class A	50,772	1,895,826	0.2%
The Travelers Companies, Inc.	73,100	3,110,405	0.4%
Unum Group	161,075	2,536,931	0.3%
W. R. Berkley Corp.	76,900	2,020,163	0.3%
Wells Fargo & Co.	144,829	4,931,427	0.6%
Other Securities		156,591,684	18.2%
Total Financials		214,973,249	25.3%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.4%)
* King Pharmaceuticals, Inc.	239,100	$2,101,689	0.3%
Omnicare, Inc.	75,400	2,078,778	0.3%
Pfizer, Inc.	309,722	5,485,177	0.7%
Other Securities		67,087,683	7.7%
Total Health Care		76,753,327	9.0%
Industrials — (11.5%)
*# Delta Air Lines, Inc.	197,928	2,173,249	0.3%
General Electric Co.	267,064	5,210,419	0.6%
Norfolk Southern Corp.	32,700	1,960,038	0.2%
Southwest Airlines Co.	334,016	3,934,708	0.5%
Union Pacific Corp.	51,400	3,431,978	0.4%
Other Securities		102,637,494	12.0%
Total Industrials		119,347,886	14.0%
Information Technology — (10.2%)
* Computer Sciences Corp.	75,645	2,281,453	0.3%
* Ingram Micro, Inc.	146,989	1,959,363	0.2%
Xerox Corp.	341,520	2,738,990	0.3%
Other Securities		98,123,501	11.6%
Total Information Technology		105,103,307	12.4%
Materials — (3.9%)
International Paper Co.	135,900	2,340,198	0.3%
Other Securities		38,305,203	4.5%
Total Materials		40,645,401	4.8%
Other — (0.0%)
Total Other		4,587	0.0%
Telecommunication Services — (2.0%)
AT&T, Inc.	270,720	7,247,174	0.9%
Verizon Communications, Inc.	150,079	4,452,844	0.5%
Other Securities		8,714,314	1.0%
Total Telecommunication Services		20,414,332	2.4%
Utilities — (1.2%)
Total Utilities		12,102,730	1.4%
TOTAL COMMON STOCKS		839,786,699	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		741	0.0%
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,273,369	7,273,369	0.9%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $6,075,000 FNMA 6.50%, 09/01/36, valued at $4,160,073) to be repurchased at $4,097,321	$4,097	4,097,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		11,370,369	1.4%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (17.7%)
§@ DFA Short Term Investment Fund LP	167,844,450	$167,844,450	19.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $15,821,273 FNMA 7.000%, maturities ranging from 10/01/37 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/11, valued at $15,553,185) to be repurchased at $15,140,683	$15,140	15,140,381	1.8%
TOTAL SECURITIES LENDING COLLATERAL		182,984,831	21.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,440,038,705)		$1,034,142,640	121.6%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.3%)
Consumer Discretionary — (11.6%)
# Carnival Corp.	62,000	$1,574,800	0.3%
Comcast Corp. Class A	136,640	2,153,446	0.4%
Disney (Walt) Co.	184,592	4,780,933	0.8%
*# Sears Holdings Corp.	25,050	1,446,387	0.3%
Time Warner, Inc.	272,900	2,753,561	0.5%
Other Securities		62,907,602	10.6%
Total Consumer Discretionary		75,616,729	12.9%
Consumer Staples — (5.6%)
CVS Caremark Corp.	51,200	1,569,280	0.3%
Kraft Foods, Inc.	145,760	4,247,446	0.7%
Philip Morris International, Inc.	33,900	1,473,633	0.3%
Procter & Gamble Co.	50,396	3,252,558	0.6%
Reynolds American, Inc.	28,800	1,410,048	0.3%
Other Securities		24,423,803	4.0%
Total Consumer Staples		36,376,768	6.2%
Energy — (10.0%)
Apache Corp.	22,600	1,860,658	0.3%
Chevron Corp.	148,511	11,078,921	1.9%
ConocoPhillips	146,430	7,617,289	1.3%
Devon Energy Corp.	35,400	2,862,444	0.5%
Exxon Mobil Corp.	141,724	10,504,583	1.8%
Hess Corp.	27,700	1,667,817	0.3%
Marathon Oil Corp.	68,000	1,978,800	0.3%
Other Securities		27,686,448	4.7%
Total Energy		65,256,960	11.1%
Financials — (15.4%)
Bank of America Corp.	238,944	5,775,276	1.0%
Bank of New York Mellon Corp.	70,350	2,293,410	0.4%
# BB&T Corp.	48,740	1,747,329	0.3%
Chubb Corp.	29,760	1,542,163	0.3%
Citigroup, Inc.	116,200	1,586,130	0.3%
JPMorgan Chase & Co.	137,236	5,660,985	1.0%
MetLife, Inc.	52,634	1,748,501	0.3%
PNC Financial Services Group, Inc.	33,700	2,246,779	0.4%
State Street Corp.	31,200	1,352,520	0.2%
The Goldman Sachs Group, Inc.	32,210	2,979,425	0.5%
The Travelers Companies, Inc.	41,600	1,770,080	0.3%
Wells Fargo & Co.	163,900	5,580,795	1.0%
Other Securities		65,547,195	11.1%
Total Financials		99,830,588	17.1%
Health Care — (9.3%)
* Amgen, Inc.	25,205	1,509,527	0.3%
Johnson & Johnson	43,375	2,660,623	0.5%
Pfizer, Inc.	361,965	6,410,400	1.1%
* WellPoint, Inc.	48,400	1,881,308	0.3%
Other Securities		48,245,641	8.2%
Total Health Care		60,707,499	10.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.4%)
Burlington Northern Santa Fe Corp.	34,200	$3,045,852	0.5%
CSX Corp.	40,100	1,833,372	0.3%
FedEx Corp.	24,600	1,608,102	0.3%
General Electric Co.	635,490	12,398,410	2.1%
Norfolk Southern Corp.	36,900	2,211,786	0.4%
Northrop Grumman Corp.	28,200	1,322,298	0.2%
Raytheon Co.	37,400	1,911,514	0.3%
Union Pacific Corp.	50,100	3,345,177	0.6%
Other Securities		59,400,897	10.2%
Total Industrials		87,077,408	14.9%
Information Technology — (11.3%)
* Google, Inc.	6,800	2,443,648	0.4%
Hewlett-Packard Co.	119,380	4,569,866	0.8%
International Business Machines Corp.	26,866	2,497,732	0.4%
Microsoft Corp.	85,150	1,901,400	0.3%
Xerox Corp.	171,643	1,376,577	0.3%
Other Securities		60,392,005	10.3%
Total Information Technology		73,181,228	12.5%
Materials — (4.5%)
Dow Chemical Co.	91,700	2,445,639	0.4%
International Paper Co.	87,800	1,511,916	0.3%
Other Securities		25,286,329	4.3%
Total Materials		29,243,884	5.0%
Telecommunication Services — (3.7%)
AT&T, Inc.	419,352	11,226,053	1.9%
Verizon Communications, Inc.	234,539	6,958,772	1.2%
Other Securities		5,647,926	1.0%
Total Telecommunication Services		23,832,751	4.1%
Utilities — (2.5%)
Total Utilities		16,034,284	2.7%
TOTAL COMMON STOCKS		567,158,099	96.9%
TEMPORARY CASH INVESTMENTS — (4.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,606,781	25,606,781	4.4%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,955,000 FHLMC 4.50%, 05/01/23, valued at $2,810,944) to be repurchased at $2,769,217	$2,769	2,769,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		28,375,781	4.9%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (8.3%)
§@ DFA Short Term Investment Fund LP	49,612,774	$49,612,774	8.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $16,519,401 FNMA, 4.056%(r), 09/01/44 & 5.062%(r), 04/01/35, valued at $4,438,280) to be repurchased at $4,309,096	$4,309	4,309,010	0.7%
TOTAL SECURITIES LENDING COLLATERAL		53,921,784	9.2%
TOTAL INVESTMENTS — (100.0%) (Cost $830,460,510)		$649,455,664	111.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	200,917,016	$2,067,436,095
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,660,195,176)		$2,067,436,095

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	440,564,264	$2,925,346,713
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,771,170,089)		$2,925,346,713

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (77.2%)
Real Estate Investment Trusts — (77.2%)
# Alexander's, Inc.	53,600	$18,760,000	1.1%
# Alexandria Real Estate Equities, Inc.	285,850	19,872,292	1.1%
# AMB Property Corp.	890,665	21,402,680	1.2%
# American Campus Communites, Inc.	524,073	13,615,417	0.8%
Apartment Investment & Management Co. Class A	845,777	12,373,718	0.7%
# AvalonBay Communities, Inc.	694,491	49,322,751	2.8%
# BioMed Realty Trust, Inc.	640,052	8,992,731	0.5%
# Boston Properties, Inc.	1,081,264	76,639,992	4.4%
# BRE Properties, Inc. Class A	455,615	15,859,958	0.9%
# Camden Property Trust	474,409	15,992,327	0.9%
# Commercial Net Lease Realty	694,904	12,390,138	0.7%
# Corporate Office Properties Trust	468,215	14,556,804	0.8%
# Developers Diversified Realty Corp.	1,109,894	14,617,304	0.8%
# Digital Realty Trust, Inc.	651,017	21,796,049	1.3%
# Douglas Emmett, Inc.	1,094,588	16,528,279	1.0%
# Duke Realty Corp.	1,360,836	19,201,396	1.1%
# Entertainment Properties Trust	293,279	10,983,299	0.6%
# Equity Lifestyle Properties, Inc.	219,957	9,235,994	0.5%
# Equity One, Inc.	688,376	12,025,929	0.7%
# Equity Residential	2,448,939	85,541,439	4.9%
# Essex Property Trust, Inc.	232,700	22,641,710	1.3%
# Federal Realty Investment Trust	525,752	32,212,825	1.8%
# General Growth Properties, Inc.	2,436,909	10,088,803	0.6%
# HCP, Inc.	1,984,351	59,391,625	3.4%
# Health Care REIT, Inc.	1,205,343	53,649,817	3.1%
# Healthcare Realty Trust, Inc.	599,336	15,313,035	0.9%
# Highwood Properties, Inc.	713,956	17,720,388	1.0%
# Home Properties, Inc.	284,870	11,534,386	0.7%
# Host Marriott Corp.	4,841,068	50,056,643	2.9%
# Kilroy Realty Corp.	291,393	9,368,285	0.5%
# Kimco Realty Corp.	2,403,470	54,270,353	3.1%
# Liberty Property Trust	842,753	20,099,659	1.2%
# Mack-Cali Realty Corp.	590,631	13,419,136	0.8%
# Nationwide Health Properties, Inc.	878,024	26,200,236	1.5%
# Omega Healthcare Investors, Inc.	799,148	12,043,160	0.7%
# ProLogis	2,407,390	33,703,460	1.9%
# Public Storage	1,530,366	124,724,829	7.1%
# Realty Income Corp.	942,948	21,800,958	1.3%
# Regency Centers Corp.	635,182	25,064,282	1.4%
Senior Housing Properties Trust	1,037,630	19,891,367	1.1%
# Simon Property Group, Inc.	2,039,432	136,703,127	7.8%
# SL Green Realty Corp.	528,009	22,197,498	1.3%
# Tanger Factory Outlet Centers, Inc.	282,200	10,207,174	0.6%
# Taubman Centers, Inc.	472,061	15,681,866	0.9%
# The Macerich Co.	672,166	19,775,124	1.1%
# UDR, Inc.	1,171,872	23,156,191	1.3%
# Ventas, Inc.	1,269,328	45,771,968	2.6%
# Vornado Realty Trust	1,397,280	98,578,104	5.6%
# Washington REIT	465,224	13,947,416	0.8%
# Weingarten Realty Investors	760,057	15,543,166	0.9%
Other Securities		200,320,334	11.6%
TOTAL COMMON STOCKS		1,704,785,422	97.6%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $59,350,000 FNMA 5.50%, 08/01/37, valued at $52,765,741) to be repurchased at $51,986,072	$51,982	$51,982,000	3.0%
	Shares
SECURITIES LENDING COLLATERAL — (20.5%)
§ @ DFA Short Term Investment Fund LP	415,012,034	415,012,034	23.7%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.2353%, 11/03/08 (Collateralized by $32,836,313 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/20 to 07/01/38 & U.S. Treasury STRIP 1.140%(y), 07/15/09, valued at $28,074,497) to be repurchased at $27,360,683	$27,360	27,360,147	1.6%
TOTAL SECURITIES LENDING COLLATERAL		452,372,181	25.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,682,434,016)		$2,209,139,603	126.5%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
# BHP Billiton, Ltd.	343,037	$6,590,158	0.6%
Commonwealth Bank of Australia	182,537	4,989,790	0.4%
Other Securities		54,324,268	4.5%
TOTAL — AUSTRALIA		65,904,216	5.5%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,329,607	0.3%
BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,970,724	0.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7	0.0%
TOTAL — BELGIUM		5,970,731	0.5%
CANADA — (7.3%)
COMMON STOCKS — (7.3%)
Bank of Nova Scotia	145,927	4,865,848	0.4%
EnCana Corp.	109,200	5,547,429	0.5%
# Manulife Financial Corp.	219,590	4,394,351	0.4%
Royal Bank of Canada	205,268	7,977,062	0.7%
# Toronto Dominion Bank	112,415	5,308,771	0.4%
Other Securities		70,028,025	5.7%
TOTAL — CANADA		98,121,486	8.1%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		11,000,404	0.9%
FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Nokia Oyj	303,533	4,649,581	0.4%
Other Securities		9,710,169	0.8%
TOTAL — FINLAND		14,359,750	1.2%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
BNP Paribas SA	117,049	8,451,097	0.7%
# France Telecom SA	214,253	5,402,517	0.5%
GDF Suez	139,979	6,230,981	0.5%
Sanofi - Aventis	106,578	6,752,479	0.6%
Total SA	222,818	12,257,994	1.0%
Total SA Sponsored ADR	77,100	4,274,424	0.4%
Vivendi SA	169,296	4,425,249	0.4%
Other Securities		62,501,324	5.0%
TOTAL — FRANCE		110,296,065	9.1%
GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
Deutsche Telekom AG	343,650	5,102,668	0.4%
E.ON AG	218,479	8,361,378	0.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# RWE AG Series A	62,262	$5,177,570	0.4%
Siemens AG	72,863	4,376,979	0.4%
# Volkswagen AG	11,739	7,105,324	0.6%
Other Securities		56,723,925	4.7%
TOTAL — GERMANY		86,847,844	7.2%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,453,742	0.4%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		22,673,002	1.9%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,486,874	0.4%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
Eni SpA	254,648	6,077,981	0.5%
Other Securities		31,628,934	2.6%
TOTAL COMMON STOCKS		37,706,915	3.1%
PREFERRED STOCKS — (0.0%)
Other Securities		13,402	0.0%
TOTAL — ITALY		37,720,317	3.1%
JAPAN — (20.6%)
COMMON STOCKS — (20.6%)
# Mitsubishi UFJ Financial Group, Inc.	679,972	4,273,061	0.4%
Mitsubishi UFJ Financial Group, Inc. ADR	937,000	5,874,990	0.5%
Nintendo Co., Ltd.	14,900	4,787,494	0.4%
Takeda Pharmaceutical Co., Ltd.	119,600	5,942,351	0.5%
Tokyo Electric Power Co., Ltd	177,800	5,035,387	0.4%
Toyota Motor Corp.	308,600	12,051,114	1.0%
Other Securities		239,619,308	19.8%
TOTAL — JAPAN		277,583,705	23.0%
NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
# Royal Dutch Shell P.L.C. Series A	292,228	8,099,675	0.7%
Unilever NV	201,479	4,855,542	0.4%
Other Securities		19,333,488	1.6%
TOTAL — NETHERLANDS		32,288,705	2.7%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		1,044,384	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,431,422	0.8%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,784,120	0.2%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		12,232,479	1.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	497,300	$5,768,680	0.5%
Banco Santander Central Hispano SA	544,921	5,893,412	0.5%
Telefonica SA	373,461	6,914,612	0.6%
Other Securities		25,680,324	2.1%
TOTAL — SPAIN		44,257,028	3.7%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		19,943,389	1.6%
SWITZERLAND — (6.8%)
COMMON STOCKS — (6.8%)
# Credit Suisse Group AG	125,914	4,708,412	0.4%
Nestle SA	541,678	21,064,228	1.7%
Novartis AG	226,191	11,481,006	1.0%
Novartis AG ADR	115,300	5,879,147	0.5%
Roche Holding AG Genusschein	99,745	15,253,688	1.3%
Other Securities		33,111,215	2.7%
TOTAL — SWITZERLAND		91,497,696	7.6%
UNITED KINGDOM — (16.9%)
COMMON STOCKS — (16.9%)
Anglo American P.L.C.	181,454	4,552,906	0.4%
AstraZeneca P.L.C.	162,199	6,873,742	0.6%
BG Group P.L.C.	411,075	6,044,420	0.5%
BP P.L.C.	2,022,519	16,486,512	1.4%
BP P.L.C. Sponsored ADR	102,600	5,099,220	0.4%
British American Tobacco P.L.C.	263,805	7,235,980	0.6%
GlaxoSmithKline P.L.C.	598,100	11,497,837	1.0%
HSBC Holdings P.L.C.	1,160,007	13,739,360	1.1%
# HSBC Holdings P.L.C. Sponsored ADR	117,000	6,903,000	0.6%
Rio Tinto P.L.C.	109,101	5,096,337	0.4%
Royal Dutch Shell P.L.C. Series B	290,465	7,875,011	0.7%
Tesco P.L.C.	1,166,959	6,393,892	0.5%
Vodafone Group P.L.C.	5,464,272	10,511,697	0.9%
Other Securities		119,302,568	9.8%
TOTAL — UNITED KINGDOM		227,612,482	18.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $28,375,000 FNMA 6.50%, 09/01/36, valued at $19,430,795) to be repurchased at $19,143,499	$19,142	19,142,000	1.6%
	Shares
SECURITIES LENDING COLLATERAL — (10.7%)
§ @ DFA Short Term Investment Fund LP	140,369,383	140,369,383	11.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08 (Collateralized by $6,457,299 FHLMC 5.000%, 06/01/36; FNMA, rates ranging from 4.056%(r) to 5.520%(r), maturities ranging from 05/01/17 to 09/01/44; & GNMA 7.000%, 09/15/37, valued at $3,669,481) to be repurchased at $3,597,605	$3,598	3,597,530	0.3%
TOTAL SECURITIES LENDING COLLATERAL		143,966,913	11.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,631,735,454)		$1,347,948,361	111.7%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Australia & New Zealand Banking Group, Ltd.	381,728	$4,474,804	0.2%
Commonwealth Bank of Australia	218,637	5,976,612	0.3%
# National Australia Bank, Ltd.	311,746	5,058,423	0.3%
Other Securities		81,982,376	4.1%
TOTAL COMMON STOCKS		97,492,215	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		13,012	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		426	0.0%
TOTAL — AUSTRALIA		97,505,653	4.9%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		11,663,866	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		17,547,577	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		808	0.0%
TOTAL — BELGIUM		17,548,385	0.9%
CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# Bank of Montreal	138,673	4,949,566	0.3%
Canadian Imperial Bank of Commerce	114,980	5,214,309	0.3%
# Manulife Financial Corp.	259,273	5,188,472	0.3%
Royal Bank of Canada	162,793	6,326,412	0.3%
# Toronto Dominion Bank	144,760	6,836,256	0.4%
Other Securities		121,113,506	6.0%
TOTAL COMMON STOCKS		149,628,521	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,772	0.0%
TOTAL — CANADA		149,635,293	7.6%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		16,762,156	0.8%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		32,702,512	1.6%
FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
# AXA SA Sponsored ADR	299,136	5,596,835	0.3%
# BNP Paribas SA	157,004	11,335,902	0.6%
France Telecom SA Sponsored ADR	212,700	5,385,564	0.3%
Sanofi - Aventis ADR	194,695	6,156,256	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Societe Generale Paris	92,394	$5,035,940	0.3%
Total SA Sponsored ADR	85,527	4,741,617	0.3%
Vivendi SA	198,776	5,195,831	0.3%
Other Securities		100,877,449	4.9%
TOTAL COMMON STOCKS		144,325,394	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145	0.0%
TOTAL — FRANCE		144,325,539	7.3%
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
DaimlerChrysler AG	169,947	5,838,570	0.3%
Deutsche Telekom AG	292,612	4,344,833	0.2%
E. ON AG	125,088	4,787,225	0.3%
# E. ON AG Sponsered ADR	218,470	8,301,860	0.4%
Munchener Rueckversicherungs-Gesellschaft AG	43,657	5,667,540	0.3%
Siemens AG Sponsored ADR	108,800	6,544,320	0.3%
# Volkswagen AG	20,427	12,363,954	0.6%
Other Securities		86,271,520	4.4%
TOTAL — GERMANY		134,119,822	6.8%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		21,194,024	1.1%
HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		36,041,691	1.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,160	0.0%
TOTAL — HONG KONG		36,042,851	1.8%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		13,301,072	0.7%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
Eni SpA Sponsored ADR	109,650	5,268,683	0.3%
Intesa Sanpaolo SpA	1,218,119	4,458,186	0.2%
UniCredito Italiano SpA	2,105,907	5,155,308	0.3%
Other Securities		52,467,523	2.6%
TOTAL COMMON STOCKS		67,349,700	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		848	0.0%
TOTAL — ITALY		67,350,548	3.4%
JAPAN — (18.8%)
COMMON STOCKS — (18.8%)
Honda Motor Co., Ltd. Sponsored ADR	196,469	4,866,537	0.3%
Mitsubishi UFJ Financial Group, Inc.	983,100	6,177,970	0.3%
Toyota Motor Corp. Sponsored ADR	160,569	12,217,695	0.6%
Other Securities		412,798,247	20.8%
TOTAL — JAPAN		436,060,449	22.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
Unilever NV	181,970	$4,385,385	0.2%
Other Securities		50,427,221	2.6%
TOTAL — NETHERLANDS		54,812,606	2.8%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		4,154,118	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,463,667	0.9%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		8,761,847	0.4%
SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		23,238,665	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		214	0.0%
TOTAL — SINGAPORE		23,238,879	1.2%
SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	675,217	7,832,517	0.4%
# Banco Santander SA Sponsored ADR	1,096,296	11,774,219	0.6%
Other Securities		49,825,762	2.5%
TOTAL — SPAIN		69,432,498	3.5%
SWEDEN — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		41,412,497	2.1%
SWITZERLAND — (6.3%)
COMMON STOCKS — (6.3%)
Credit Suisse Group Sponsered ADR	346,715	12,967,141	0.7%
Holcim, Ltd.	143,085	8,127,119	0.4%
Nestle SA	454,270	17,665,194	0.9%
Novartis AG ADR	277,502	14,149,827	0.7%
Roche Holding AG Genusschein	82,873	12,673,507	0.7%
Swiss Re	120,001	5,004,482	0.3%
Zurich Financial SVCS AG	49,623	10,067,397	0.5%
Other Securities		64,983,095	3.1%
TOTAL COMMON STOCKS		145,637,762	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13	0.0%
TOTAL — SWITZERLAND		145,637,775	7.3%
UNITED KINGDOM — (15.8%)
COMMON STOCKS — (15.8%)
Aviva P.L.C.	998,599	5,956,647	0.3%
BAE Systems P.L.C.	774,999	4,356,236	0.2%
BP P.L.C. Sponsored ADR	568,076	28,233,377	1.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Cadbury P.L.C. Sponsored ADR	122,368	$4,525,169	0.2%
HSBC Holdings P.L.C. Sponsered ADR	470,156	27,739,204	1.4%
# Lloyds TSB Group P.L.C. Sponsored ADR	373,194	4,717,172	0.3%
# Pearson P.L.C. Sponsored ADR	607,283	6,145,704	0.3%
Royal Dutch Shell P.L.C. ADR	531,903	29,408,917	1.5%
RSA Insurance Group P.L.C.	2,543,937	5,657,292	0.3%
Standard Chartered P.L.C.	283,281	4,681,789	0.3%
Tesco P.L.C.	1,092,470	5,985,759	0.3%
Vodafone Group P.L.C. Sponsored ADR	1,012,331	19,507,618	1.0%
Other Securities		219,058,591	11.0%
TOTAL — UNITED KINGDOM		365,973,475	18.5%
		Value†
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		21,366	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,025,000 FHLMC 6.50%, 09/01/37 & FNMA 5.00%, 06/01/22, valued at $64,525,760) to be repurchased at $63,573,980	$63,569	63,569,000	3.2%
	Shares
SECURITIES LENDING COLLATERAL — (15.1%)
§ @ DFA Short Term Investment Fund LP	347,448,412	347,448,412	17.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,664,954 FHLMC 5.000%, 04/01/35, valued at $1,781,614) to be repurchased at $1,746,716	$1,747	1,746,680	0.1%
TOTAL SECURITIES LENDING COLLATERAL		349,195,092	17.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,602,027,045)		$2,321,884,990	117.2%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
Commonwealth Bank of Australia	19,740	$539,608	0.3%
National Australia Bank, Ltd.	29,710	482,078	0.2%
Other Securities		8,708,638	3.8%
TOTAL — AUSTRALIA		9,730,324	4.3%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,086,447	0.5%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		1,819,624	0.8%
BRAZIL — (2.4%)
COMMON STOCKS — (1.2%)
Other Securities		3,053,810	1.3%
PREFERRED STOCKS — (1.2%)
Other Securities		3,178,674	1.4%
TOTAL — BRAZIL		6,232,484	2.7%
CANADA — (5.6%)
COMMON STOCKS — (5.6%)
# Bank of Montreal	13,373	477,314	0.2%
# Barrick Gold Corp.	19,700	450,454	0.2%
EnCana Corp.	9,815	498,608	0.2%
Petro-Canada	17,700	442,610	0.2%
Sun Life Financial, Inc.	20,884	491,215	0.2%
Toronto Dominion Bank	12,200	576,142	0.3%
Other Securities		11,527,653	5.0%
TOTAL — CANADA		14,463,996	6.3%
CHILE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		665,736	0.3%
CHINA — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		5,527,255	2.4%
CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		231,480	0.1%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		1,457,922	0.6%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
UPM-Kymmene Oyj	37,082	524,352	0.2%
Other Securities		2,716,595	1.2%
TOTAL — FINLAND		3,240,947	1.4%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (5.5%)
COMMON STOCKS — (5.5%)
AXA SA Sponsored ADR	31,600	$591,236	0.3%
# BNP Paribas SA	13,644	985,115	0.4%
Compagnie Generale des Establissements Michelin Series B	8,990	462,725	0.2%
France Telecom SA Sponsored ADR	23,020	582,866	0.3%
# Societe Generale Paris	10,539	574,429	0.3%
Total SA Sponsored ADR	11,800	654,192	0.3%
Vivendi SA	19,527	510,419	0.2%
Other Securities		9,742,299	4.2%
TOTAL — FRANCE		14,103,281	6.2%
GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
E.ON AG	28,282	1,082,376	0.5%
# Munchener Rueckversicherungs-Gesellschaft AG	4,151	538,882	0.2%
Siemens AG Sponsored ADR	15,500	932,325	0.4%
# Volkswagen AG	927	561,090	0.3%
Other Securities		9,677,722	4.2%
TOTAL — GERMANY		12,792,395	5.6%
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		2,534,171	1.1%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		3,722,936	1.6%
HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		322,637	0.1%
INDIA — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		3,219,409	1.4%
INDONESIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		607,351	0.3%
IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,179,681	0.5%
ISRAEL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		747,222	0.3%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Banco Popolare Scarl	40,766	508,554	0.2%
Intesa Sanpaolo SpA	129,677	474,604	0.2%
UniCredito Italiano SpA	228,020	558,198	0.3%
Other Securities		4,692,490	2.0%
TOTAL — ITALY		6,233,846	2.7%
JAPAN — (15.7%)
COMMON STOCKS — (15.7%)
Honda Motor Co., Ltd. Sponsored ADR	23,500	582,095	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Mitsubishi UFJ Financial Group, Inc.	76,440	$480,362	0.2%
Sony Corp. Sponsored ADR	19,300	448,532	0.2%
Toyota Motor Corp. Sponsored ADR	14,000	1,065,260	0.5%
Other Securities		37,842,139	16.5%
TOTAL — JAPAN		40,418,388	17.7%
MALAYSIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		1,346,632	0.6%
MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		2,016,825	0.9%
NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
Koninklijke Philips Electronics NV ADR	29,400	543,900	0.2%
Other Securities		4,233,713	1.9%
TOTAL — NETHERLANDS		4,777,613	2.1%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		466,791	0.2%
NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		1,413,922	0.6%
PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		233,520	0.1%
POLAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		827,727	0.4%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,040,815	0.5%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		2,049,974	0.9%
SOUTH AFRICA — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		3,280,854	1.4%
SOUTH KOREA — (2.4%)
COMMON STOCKS — (2.4%)
Samsung Electronics Co., Ltd.	1,174	494,963	0.2%
Other Securities		5,678,359	2.5%
TOTAL — SOUTH KOREA		6,173,322	2.7%
SPAIN — (2.6%)
COMMON STOCKS — (2.6%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	57,320	664,912	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Banco Santander SA Sponsored ADR	136,720	$1,468,373	0.7%
Other Securities		4,598,926	2.0%
TOTAL — SPAIN		6,732,211	3.0%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		3,486,442	1.5%
SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
Credit Suisse Group AG Sponsored ADR	25,100	938,740	0.4%
Holcim, Ltd.	13,487	766,051	0.4%
Nestle SA	18,357	713,849	0.3%
Novartis AG ADR	31,390	1,600,576	0.7%
Roche Holding AG Genusschein	9,111	1,393,317	0.6%
Swiss Re	20,457	853,132	0.4%
Syngenta AG ADR	24,400	912,072	0.4%
Zurich Financial SVCS AG	4,733	960,220	0.4%
Other Securities		5,767,474	2.5%
TOTAL — SWITZERLAND		13,905,431	6.1%
TAIWAN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		4,257,972	1.9%
THAILAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		437,983	0.2%
TURKEY — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		610,457	0.3%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Anglo American P.L.C.	19,719	494,774	0.2%
Aviva P.L.C.	86,584	516,474	0.2%
BP P.L.C. Sponsored ADR	69,320	3,445,204	1.5%
# HSBC Holdings P.L.C. Sponsored ADR	41,700	2,460,300	1.1%
Legal and General Group P.L.C.	419,828	482,840	0.2%
Pearson P.L.C. Sponsored ADR	59,132	598,416	0.3%
Royal Dutch Shell P.L.C. ADR	66,499	3,676,730	1.6%
SABmiller P.L.C.	27,479	436,470	0.2%
Standard Chartered P.L.C.	46,344	765,928	0.3%
Vodafone Group P.L.C. Sponsored ADR	115,900	2,233,393	1.0%
Xstrata P.L.C.	25,820	441,633	0.2%
Other Securities		20,977,885	9.2%
TOTAL — UNITED KINGDOM		36,530,047	16.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (4.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,505,000 FNMA 4.50%, 10/01/35, valued at $10,905,825) to be repurchased at $10,741,841	$10,741	10,741,000	4.7%
	Shares
SECURITIES LENDING COLLATERAL — (10.5%)
§ @ DFA Short Term Investment Fund LP	17,302,533	17,302,533	7.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $10,204,997 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/37 to 08/01/37 & FNMA rates ranging from 5.580%(r) to 6.080%(r), maturities ranging from 07/01/16 to 06/01/18, valued at $9,876,876) to be repurchased at $9,683,414	$9,683	$9,683,212	4.2%
TOTAL SECURITIES LENDING COLLATERAL		26,985,745	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $345,360,419)		$257,652,815	112.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,013,296,693
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		926,342,271
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		527,886,882
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		376,154,223
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		232,873,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,383,237,585)		3,076,553,142
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $15,175,000 FNMA 6.50%, 11/01/36, valued at $10,185,423) to be repurchased at $10,033,786 (Cost $10,033,000)	$10,033	10,033,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,393,270,585)		$3,086,586,142

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$133,439,370
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $257,466,439)	$133,439,370

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$64,067,407
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $108,804,262)	$64,067,407

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$25,891,380
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $38,132,428)	$25,891,380

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$94,026,779
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $133,728,859)	$94,026,779

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (16.7%)
COMMON STOCKS — (16.6%)
# CFS Retail Property Trust	7,364,831	$9,906,670	2.5%
# Commonwealth Property Office Fund	7,178,199	6,343,056	1.6%
Dexus Property Group	13,075,135	6,515,902	1.7%
# Goodman Group	7,261,426	4,581,400	1.2%
# GPT Group	11,153,642	5,581,733	1.4%
# ING Office Fund	5,625,492	4,124,894	1.1%
# Stockland Trust Group	5,647,688	15,187,074	3.9%
Westfield Group Stapled	1,920,573	21,212,203	5.4%
Other Securities		10,698,060	2.6%
TOTAL COMMON STOCKS		84,150,992	21.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		505,691	0.1%
Total — Australia		84,656,683	21.5%
BELGIUM — (1.5%)
COMMON STOCKS — (1.5%)
# Befimmo S.C.A.	32,146	2,413,524	0.6%
Cofinimmo SA	25,700	3,202,471	0.8%
Other Securities		1,976,198	0.5%
TOTAL — BELGIUM		7,592,193	1.9%
CANADA — (4.3%)
COMMON STOCKS — (4.3%)
Boardwalk REIT	87,766	1,885,953	0.5%
# Canadian REIT	103,500	2,228,346	0.6%
# RioCan REIT	381,018	5,313,957	1.3%
Other Securities		12,125,604	3.1%
TOTAL — CANADA		21,553,860	5.5%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# Fonciere des Regions	66,071	4,369,035	1.1%
* ICADE	87,009	5,200,857	1.3%
Klepierre SA	365,804	8,425,865	2.1%
# Mercialys	97,412	3,172,462	0.8%
Societe Immobiliere de Location pour l'Industrie et le Commerce	60,852	5,424,481	1.4%
# Unibail-Rodamco	129,358	19,401,738	4.9%
Other Securities		4,451,087	1.2%
TOTAL — FRANCE		50,445,525	12.8%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		511,634	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		227,087	0.1%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
The Link REIT	6,400,165	11,443,596	2.9%
Other Securities		2,268,162	0.6%
TOTAL — HONG KONG		13,711,758	3.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$497,941	0.1%
JAPAN — (14.7%)
COMMON STOCKS — (14.7%)
Frontier Real Estate Investment Corp.	484	2,648,561	0.7%
# Global One Real Estate Investment Co.	319	2,580,221	0.7%
# Japan Logistics Fund, Inc.	462	2,920,583	0.7%
# Japan Prime Realty Investment Corp.	1,875	3,331,005	0.8%
Japan Real Estate Investment Corp.	1,358	12,025,225	3.1%
Japan Retail Fund Investment	1,355	4,893,715	1.2%
# MORI TRUST Sogo REIT, Inc.	354	2,769,751	0.7%
Nippon Building Fund, Inc.	1,672	16,066,232	4.1%
Nomura Real Estate Office Fund, Inc.	894	5,082,586	1.3%
ORIX JREIT, Inc.	733	3,360,201	0.9%
TOKYU REIT, Inc.	467	2,690,753	0.7%
Other Securities		16,186,296	4.0%
TOTAL — JAPAN		74,555,129	18.9%
NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
# Corio NV	144,323	7,712,591	2.0%
# Eurocommercial Properties NV	70,694	2,341,013	0.6%
# Nieuwe Steen Investments NV	109,669	1,914,617	0.5%
VastNed Retail NV	49,511	2,532,978	0.6%
# Wereldhave NV	71,538	5,945,914	1.5%
Other Securities		688,381	0.2%
TOTAL — NETHERLANDS		21,135,494	5.4%
NEW ZEALAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,005,784	1.0%
SINGAPORE — (3.4%)
COMMON STOCKS — (3.4%)
Ascendas REIT	3,069,000	3,415,111	0.9%
# Capitacommercial Trust	2,992,000	2,055,438	0.5%
# CapitaMall Trust	3,666,000	4,861,512	1.2%
# Suntec REIT	3,996,000	1,912,816	0.5%
Other Securities		4,839,238	1.2%
TOTAL — SINGAPORE		17,084,115	4.3%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,188,948	1.1%
TAIWAN — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,780,200	0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (16.3%)
COMMON STOCKS — (16.3%)
# British Land Co. P.L.C.	1,625,177	$16,205,586	4.1%
# Brixton P.L.C.	1,259,022	3,386,515	0.9%
Derwent London P.L.C.	487,068	5,704,786	1.4%
# Great Portland Estates P.L.C.	607,438	2,704,977	0.7%
Hammerson P.L.C.	892,614	10,287,830	2.6%
Land Securities Group P.L.C.	952,578	16,908,947	4.3%
# Liberty International P.L.C.	931,695	10,366,618	2.6%
Segro P.L.C	1,435,663	6,481,362	1.6%
# Shaftesbury P.L.C.	798,081	4,292,786	1.1%
Workspace Group P.L.C.	1,167,408	1,879,159	0.5%
Other Securities		4,089,285	1.1%
TOTAL — UNITED KINGDOM		82,307,851	20.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (3.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $21,075,000 FHLMC 6.04%(r), 11/01/36, valued at $16,196,322) to be repurchased at $15,955,250	$15,954	15,954,000	4.0%
	Shares
SECURITIES LENDING COLLATERAL — (20.9%)
§@ DFA Short Term Investment Fund LP	105,065,461	105,065,461	26.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $836,357 GNMA 7.000%, 10/15/37, valued at $710,583) to be repurchased at $696,665	$697	696,650	0.2%
TOTAL SECURITIES LENDING COLLATERAL		105,762,111	26.8%
TOTAL INVESTMENTS — (100.0%) (Cost $895,393,423)		$505,970,313	128.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
October 31, 2008

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (98.1%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	3,310,442	$53,496,743
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	8,527,697	35,645,773
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $123,810,257)		89,142,516
TEMPORARY CASH INVESTMENTS — (1.9%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares	1,304,825	1,304,825
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $515,000 FNMA 5.058%(r), 01/01/36, valued at $424,023) to be repurchased at $416,033	$416	416,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,720,825)		1,720,825
TOTAL INVESTMENTS — (100.0%) (Cost $125,531,082)		$90,863,341

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (6.4%)
COMMON STOCKS — (6.4%)
# ABB Grain, Ltd.	3,459,149	$18,900,326	0.4%
Adelaide Brighton, Ltd.	10,413,560	15,840,859	0.3%
# Bendigo Bank, Ltd.	1,955,248	17,248,687	0.4%
# Centennial Coal Co., Ltd.	8,324,154	19,574,833	0.4%
# Futuris Corp., Ltd.	20,327,287	15,862,354	0.3%
#* Iluka Resources, Ltd.	7,300,377	17,652,841	0.4%
Other Securities		246,528,858	5.1%
TOTAL COMMON STOCKS		351,608,758	7.3%
PREFERRED STOCKS — (0.0%)
Other Securities		733,871	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,851	0.0%
TOTAL — AUSTRALIA		352,359,480	7.3%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		32,159,265	0.7%
BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
Tessenderlo Chemie NV	466,977	18,473,203	0.4%
Other Securities		57,841,952	1.2%
TOTAL COMMON STOCKS		76,315,155	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		119	0.0%
TOTAL — BELGIUM		76,315,274	1.6%
CANADA — (6.6%)
COMMON STOCKS — (6.6%)
#* Celestica, Inc.	3,826,647	18,509,377	0.4%
# Dorel Industries, Inc. Class B	842,000	18,512,404	0.4%
IAMGOLD Corp.	5,817,473	19,306,307	0.4%
# Laurentian Bank of Canada	699,800	23,735,024	0.5%
#* MDS, Inc.	2,377,727	24,836,624	0.5%
* Saskatchewan Wheat Pool, Inc.	2,453,600	15,572,920	0.3%
* Sino-Forest Corp.	2,670,606	24,993,309	0.5%
Other Securities		217,567,111	4.6%
TOTAL COMMON STOCKS		363,033,076	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		94,042	0.0%
TOTAL — CANADA		363,127,118	7.6%
DENMARK — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		29,405,124	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
Pohjola Bank P.L.C.	1,697,460	$22,838,591	0.5%
Rautaruukki Oyj Series K	1,108,900	18,097,353	0.4%
Other Securities		55,566,570	1.1%
TOTAL — FINLAND		96,502,514	2.0%
FRANCE — (5.0%)
COMMON STOCKS — (5.0%)
Arkema	886,609	20,292,990	0.4%
Atos Origin SA	770,786	17,898,781	0.4%
Havas SA	8,111,619	16,185,139	0.3%
Nexans SA	593,945	33,878,598	0.7%
# Valeo SA	1,231,192	21,446,258	0.5%
Other Securities		166,817,762	3.5%
TOTAL COMMON STOCKS		276,519,528	5.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,323	0.0%
TOTAL — FRANCE		276,529,851	5.8%
GERMANY — (4.2%)
COMMON STOCKS — (4.2%)
Bilfinger Berger AG	765,357	34,624,746	0.7%
# Norddeutsche Affinerie AG	1,148,031	36,759,501	0.8%
Other Securities		163,967,124	3.4%
TOTAL — GERMANY		235,351,371	4.9%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		37,945,742	0.8%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		93,544,387	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		125,641	0.0%
TOTAL — HONG KONG		93,670,028	1.9%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		35,843,627	0.7%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		111,372,860	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		53,628	0.0%
TOTAL — ITALY		111,426,488	2.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (28.5%)
COMMON STOCKS — (28.5%)
# Fukuyama Transporting Co., Ltd.	3,858,000	$16,390,383	0.4%
# Nishimatsu Construction Co., Ltd.	8,152,073	16,773,450	0.4%
The Akita Bank, Ltd.	3,688,000	15,332,981	0.3%
# The Bank of Iwate, Ltd.	306,100	19,024,720	0.4%
The Oita Bank, Ltd.	2,581,000	16,020,518	0.3%
Tochigi Bank, Ltd.	2,756,000	16,977,990	0.4%
Yamagata Bank, Ltd.	2,542,000	15,279,704	0.3%
Yodogawa Steel Works, Ltd.	3,670,000	15,299,877	0.3%
Other Securities		1,451,081,495	30.2%
TOTAL — JAPAN		1,582,181,118	33.0%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,861	0.0%
NETHERLANDS — (1.5%)
COMMON STOCKS — (1.5%)
# Nutreco Holding NV	796,046	25,380,852	0.5%
Other Securities		59,743,258	1.3%
TOTAL — NETHERLANDS		85,124,110	1.8%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		16,280,792	0.3%
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		51,234,535	1.1%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,866,555	0.2%
SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		56,959,045	1.2%
SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
Ebro Puleva SA	1,492,857	19,410,492	0.4%
Other Securities		51,246,716	1.1%
TOTAL — SPAIN		70,657,208	1.5%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		79,331,557	1.6%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Baloise-Holding AG	316,202	16,905,585	0.4%
# Clariant AG	3,311,053	20,541,277	0.4%
# PSP Swiss Property AG	588,827	25,475,734	0.5%
# Valiant Holding AG	91,408	15,749,650	0.3%
Other Securities		191,863,986	4.0%
TOTAL — SWITZERLAND		270,536,232	5.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (12.1%)
COMMON STOCKS — (12.1%)
Amlin P.L.C.	9,708,370	$49,712,470	1.0%
# Bellway P.L.C.	3,481,205	30,327,447	0.6%
Bodycote P.L.C.	10,063,146	20,143,033	0.4%
# Bovis Homes Group P.L.C.	4,184,856	22,875,171	0.5%
Brit Insurance Holdings P.L.C.	11,179,422	32,878,013	0.7%
Catlin Group, Ltd.	5,850,701	32,694,578	0.7%
Close Brothers Group P.L.C.	1,903,664	16,564,440	0.4%
Greene King P.L.C.	3,287,988	16,979,635	0.4%
Hiscox, Ltd.	10,621,831	42,088,960	0.9%
Millennium and Copthorne Hotels P.L.C.	4,451,429	15,172,030	0.3%
# Redrow P.L.C.	5,051,879	16,896,263	0.4%
Signet Group, Ltd.	1,714,191	16,791,841	0.4%
Tomkins P.L.C.	13,525,823	24,826,600	0.5%
Other Securities		334,245,161	6.8%
TOTAL — UNITED KINGDOM		672,195,642	14.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $65,225,000 FHLMC 6.50%, 08/01/37, valued at $56,734,250) to be repurchased at $55,897,378	$55,893	55,893,000	1.2%
	Shares
SECURITIES LENDING COLLATERAL — (15.5%)
§ @ DFA Short Term Investment Fund LP	856,409,702	856,409,702	17.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08, (Collateralized by $4,824,647 FNMA 5.000%, 03/01/38, valued at $4,464,254) to be repurchased at $4,376,811	$4,377	4,376,720	0.1%
TOTAL SECURITIES LENDING COLLATERAL		860,786,422	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $8,099,711,332)		$5,549,689,959	115.6%

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
Other Securities		$3,290,385	4.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		421,411	0.6%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		714,318	1.1%
CANADA — (7.3%)
COMMON STOCKS — (7.3%)
# Bank of Montreal	5,900	210,585	0.3%
Petro-Canada	6,000	150,037	0.2%
Sun Life Financial, Inc.	10,600	249,324	0.4%
Other Securities		4,673,880	7.0%
TOTAL — CANADA		5,283,826	7.9%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		516,387	0.8%
FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
Stora Enso Oyj Series R	22,412	208,419	0.3%
UPM-Kymmene Oyj	20,032	283,259	0.4%
Other Securities		985,280	1.5%
TOTAL — FINLAND		1,476,958	2.2%
FRANCE — (5.9%)
COMMON STOCKS — (5.9%)
# BNP Paribas SA	3,174	229,167	0.4%
Capgemini SA	5,104	164,450	0.3%
# Compagnie de Saint-Gobain	3,471	133,935	0.2%
Lafarge SA	2,289	151,320	0.2%
# Societe Generale Paris	2,527	137,734	0.2%
Total SA Sponsored ADR	3,100	171,864	0.3%
Vivendi SA	5,001	130,722	0.2%
Other Securities		3,183,827	4.7%
TOTAL — FRANCE		4,303,019	6.5%
GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
Bayerische Motoren Werke AG	6,217	157,654	0.2%
E.ON AG	7,938	303,794	0.5%
* Infineon Technologies AG ADR	61,232	191,656	0.3%
Siemens AG Sponsored ADR	2,800	168,420	0.3%
Other Securities		3,153,833	4.7%
TOTAL — GERMANY		3,975,357	6.0%
GREECE — (1.5%)
COMMON STOCKS — (1.5%)
Alpha Bank A.E.	12,756	186,237	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Piraeus Bank S.A.	10,797	$136,967	0.2%
Other Securities		764,207	1.1%
TOTAL — GREECE		1,087,411	1.6%
HONG KONG — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		912,216	1.4%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		421,582	0.6%
ITALY — (3.2%)
COMMON STOCKS — (3.2%)
Banco Popolare Scarl	21,525	268,523	0.4%
Telecom Italia SpA Sponsored ADR	17,560	200,184	0.3%
Unione di Banche Italiane ScpA	7,655	129,141	0.2%
Other Securities		1,690,907	2.5%
TOTAL — ITALY		2,288,755	3.4%
JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
Honda Motor Co., Ltd. Sponsored ADR	5,400	133,758	0.2%
Toyota Motor Corp. Sponsored ADR	2,500	190,225	0.3%
Other Securities		15,080,093	22.6%
TOTAL — JAPAN		15,404,076	23.1%
NETHERLANDS — (2.1%)
COMMON STOCKS — (2.1%)
Koninklijke DSM NV	4,860	135,343	0.2%
Other Securities		1,398,865	2.1%
TOTAL — NETHERLANDS		1,534,208	2.3%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		161,539	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		527,836	0.8%
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		358,261	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		656,478	1.0%
SPAIN — (2.9%)
COMMON STOCKS — (2.9%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	10,892	126,347	0.2%
# Banco Santander SA Sponsored ADR	29,720	319,193	0.5%
Other Securities		1,624,979	2.4%
TOTAL — SPAIN		2,070,519	3.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		$1,109,505	1.7%
SWITZERLAND — (6.5%)
COMMON STOCKS — (6.5%)
# Adecco SA	3,737	129,999	0.2%
* Compagnie Financiere Richemont SA Series A	6,448	135,554	0.2%
Credit Suisse Group AG Sponsored ADR	9,496	355,150	0.5%
Holcim, Ltd.	6,399	363,458	0.6%
Nestle SA	3,632	141,238	0.2%
Novartis AG ADR	4,500	229,455	0.4%
Roche Holding AG Genusschein	1,233	188,559	0.3%
Swatch Group AG	848	132,325	0.2%
Swiss Re	3,169	132,159	0.2%
Zurich Financial SVCS AG	2,043	414,479	0.6%
Other Securities		2,437,265	3.6%
TOTAL — SWITZERLAND		4,659,641	7.0%
UNITED KINGDOM — (15.5%)
COMMON STOCKS — (15.5%)
Aviva P.L.C.	31,530	188,077	0.3%
Barclays P.L.C.	45,647	130,851	0.2%
BP P.L.C. Sponsored ADR	11,884	590,635	0.9%
HSBC Holdings P.L.C. Sponsored ADR	9,436	556,724	0.8%
International Power P.L.C.	51,369	183,773	0.3%
Kingfisher P.L.C.	80,758	149,059	0.2%
Legal and General Group P.L.C.	197,426	227,058	0.3%
Royal Dutch Shell P.L.C. ADR	14,348	793,301	1.2%
RSA Insurance Group P.L.C.	79,072	175,843	0.3%
SABmiller P.L.C.	11,345	180,201	0.3%
Sainsbury (J.) P.L.C.	35,804	163,559	0.3%
Standard Chartered P.L.C.	21,476	354,934	0.5%
Vodafone Group P.L.C. Sponsored ADR	31,000	597,370	0.9%
Xstrata P.L.C.	10,486	179,356	0.3%
Other Securities		6,772,673	10.0%
TOTAL — UNITED KINGDOM		11,243,414	16.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (7.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,325,000 FHLMC 5.50%, 09/15/32, valued at $5,204,672) to be repurchased at $5,127,402	$5,127	5,127,000	7.7%
	Shares
SECURITIES LENDING COLLATERAL — (6.7%)
§ @ DFA Short Term Investment Fund LP	2,860,330	2,860,330	4.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.18%, 11/03/08 (Collateralized by $2,073,846 FNMA 5.125%, 04/15/11, valued at $2,113,951) to be repurchased at $2,032,089	$2,032	2,032,059	3.0%
TOTAL SECURITIES LENDING COLLATERAL		4,892,389	7.3%
TOTAL INVESTMENTS — (100.0%) (Cost $89,320,612)		$72,436,491	108.5%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,508,865,682
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,146,106,855)	$1,508,865,682

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$547,573,803
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $790,237,740)	$547,573,803

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.2%)
COMMON STOCKS — (4.5%)
Companhia Siderurgica Nacional SA Sponsored ADR	445,284	$6,055,862	0.5%
Companhia Vale do Rio Doce ADR	560,690	7,356,253	0.6%
Petroleo Brasileiro SA ADR (71654V101)	419,036	9,248,124	0.8%
Petroleo Brasileiro SA ADR (71654V408)	304,110	8,177,518	0.7%
Other Securities		30,670,565	2.7%
TOTAL COMMON STOCKS		61,508,322	5.3%
PREFERRED STOCKS — (6.7%)
Banco Bradesco SA Sponsored ADR	809,450	9,470,565	0.8%
Banco Itau Holding Financeira SA ADR	557,000	6,160,420	0.5%
Companhia Vale do Rio Doce Sponsored ADR	486,200	5,693,402	0.5%
Gerdau SA Sponsored ADR	678,100	4,346,621	0.4%
Investimentos Itau SA	1,852,047	6,154,968	0.5%
Unibanco-Uniao de Bancos Brasileiros SA ADR	163,766	10,330,359	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,268,821	0.4%
Other Securities		46,172,990	4.0%
TOTAL PREFERRED STOCKS		92,598,146	8.0%
TOTAL — BRAZIL		154,106,468	13.3%
CHILE — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		29,381,915	2.5%
CHINA — (11.8%)
COMMON STOCKS — (11.8%)
# Bank of China, Ltd.	13,954,000	4,074,412	0.4%
# China Construction Bank Corp.	16,423,000	8,147,109	0.7%
# China Life Insurance Co., Ltd. ADR	159,456	6,317,647	0.6%
China Mobile, Ltd. Sponsored ADR	318,041	13,958,819	1.2%
# China Petroleum and Chemical Corp. (Sinopec) ADR	88,600	5,761,658	0.5%
# China Telecom Corp., Ltd. ADR	178,921	6,306,965	0.6%
# China Unicom Hong Kong, Ltd. ADR	497,782	7,173,039	0.6%
CNOOC, Ltd. ADR	195,076	15,935,758	1.4%
# Industrial and Commercial Bank of China (Asia), Ltd.	21,941,000	10,323,691	0.9%
PetroChina Co., Ltd. ADR	255,073	19,023,344	1.7%
Other Securities		64,692,777	5.4%
TOTAL COMMON STOCKS		161,715,219	14.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18	0.0%
TOTAL — CHINA		161,715,237	14.0%
CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
CEZ A.S.	119,417	5,222,839	0.4%
Other Securities		8,416,690	0.8%
TOTAL — CZECH REPUBLIC		13,639,529	1.2%
HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
# MOL Hungarian Oil & Gas NYRT	67,986	3,678,169	0.3%
Other Securities		5,347,108	0.5%
TOTAL — HUNGARY		9,025,277	0.8%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (8.3%)
COMMON STOCKS — (8.3%)
ICICI Bank, Ltd. Sponsored ADR	265,553	$4,538,301	0.4%
Infosys Technologies, Ltd.	216,263	6,253,677	0.6%
Reliance Communications, Ltd.	858,243	3,927,113	0.4%
Reliance Industries, Ltd.	492,942	13,925,905	1.2%
Other Securities		85,205,141	7.3%
TOTAL COMMON STOCKS		113,850,137	9.9%
PREFERRED STOCKS — (0.0%)
Other Securities		4,864	0.0%
TOTAL — INDIA		113,855,001	9.9%
INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		24,765,120	2.1%
ISRAEL — (2.9%)
COMMON STOCKS — (2.9%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	365,580	15,676,070	1.4%
Other Securities		24,110,482	2.0%
TOTAL — ISRAEL		39,786,552	3.4%
MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		51,107,676	4.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,758	0.0%
TOTAL — MALAYSIA		51,121,434	4.4%
MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
America Movil S.A.B. de C.V. Series L ADR	345,275	10,682,809	0.9%
Cemex S.A.B. de C.V. Sponsored ADR	691,959	5,231,210	0.5%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	255,840	6,470,194	0.6%
# Grupo Elektra S.A. de C.V.	173,466	4,691,232	0.4%
Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,964,579	0.4%
*# Organizacion Soriana S.A.B. de C.V. Series B	1,753,000	3,524,392	0.3%
# Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	223,825	4,010,944	0.3%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	3,998,807	0.3%
Other Securities		32,655,405	2.9%
TOTAL — MEXICO		76,229,572	6.6%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,306,988	0.7%
POLAND — (2.2%)
COMMON STOCKS — (2.2%)
Bank Pekao SA	97,129	4,417,546	0.4%
Polski Koncern Naftowy Orlen SA	443,752	4,524,939	0.4%
Telekomunikacja Polska SA	474,790	3,587,594	0.3%
Other Securities		18,294,860	1.6%
TOTAL — POLAND		30,824,939	2.7%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		30,724	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (8.3%)
COMMON STOCKS — (8.3%)
# ABSA Group, Ltd.	340,644	$3,563,965	0.3%
MTN Group, Ltd.	607,384	6,820,384	0.6%
Naspers, Ltd. Series N	304,267	5,065,523	0.4%
Sanlam, Ltd.	2,765,031	4,537,679	0.4%
Sasol, Ltd. Sponsored ADR	346,200	10,015,566	0.9%
Standard Bank Group, Ltd.	887,882	7,050,040	0.6%
Other Securities		77,418,553	6.7%
TOTAL — SOUTH AFRICA		114,471,710	9.9%
SOUTH KOREA — (9.3%)
COMMON STOCKS — (9.3%)
# POSCO ADR	81,540	5,478,673	0.5%
Samsung Electronics Co., Ltd.	38,414	16,195,483	1.4%
Other Securities		105,217,713	9.1%
TOTAL — SOUTH KOREA		126,891,869	11.0%
TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
AU Optronics Corp. Sponsored ADR	647,118	4,465,113	0.4%
Formosa Chemicals & Fiber Co., Ltd.	2,276,830	3,680,731	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,033,477	7,323,992	0.7%
Other Securities		117,157,356	10.1%
TOTAL — TAIWAN		132,627,192	11.5%
THAILAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		21,709,671	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,299	0.0%
TOTAL — THAILAND		21,725,970	1.9%
TURKEY — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		22,693,417	2.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (3.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $49,865,000 FNMA 6.00%, 03/01/37, valued at $42,858,267) to be repurchased at $42,224,307	$42,221	42,221,000	3.7%
	Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§@ DFA Short Term Investment Fund LP	195,457,469	195,457,469	16.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,665,959 FHLMC 5.500%, 09/01/38, valued at $2,607,977) to be repurchased at $2,556,893	$2,557	2,556,840	0.2%
TOTAL SECURITIES LENDING COLLATERAL		198,014,309	17.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,903,771,272)		$1,371,434,223	118.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

October 31, 2008

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	320,437,336	$3,194,749,812
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,188,446,253)		$3,194,749,812

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	302,256,100	$3,125,328,074
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,038,123,715)		$3,125,328,074

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.2%)
BONDS — (6.2%)
Australia & New Zealand Banking Group, Ltd. 5.750%, 11/10/08	5,146	$3,419,403
National Australia Bank, Ltd. (c) 4.750%, 11/28/08	450	373,463
(g) 4.250%, 12/30/08	215	344,875
National Australia Bank, Ltd. Floating Rate Note (r)(e) 4.917%, 07/27/09	2,500	3,132,614
Toyota Finance Australia 5.260%, 12/19/08	4,800	3,186,655
Westpac Banking Corp. Floating Rate Note (r)(e) 5.011%, 12/22/09	1,750	2,191,052
TOTAL — AUSTRALIA		12,648,062
AUSTRIA — (0.9%)
BONDS — (0.9%)
Oesterreichischen Kontrollbank AG (g) 6.000%, 06/15/09	1,060	1,732,382
CANADA — (2.3%)
BONDS — (2.3%)
Canadian Government (e) 4.500%, 04/28/09	3,218	4,100,874
Export Development Canada (z) 6.500%, 02/23/09	1,000	581,227
TOTAL — CANADA		4,682,101
DENMARK — (2.3%)
BONDS — (2.3%)
Denmark, Kingdom of 6.000%, 11/15/09	2,600	450,711
Kommunekredit 5.500%, 08/13/09	24,700	4,225,278
TOTAL — DENMARK		4,675,989
FRANCE — (4.0%)
BONDS — (4.0%)
BNP Paribas Finance, Inc. Floating Rate Note (r) 5.463%, 04/14/10	3,850	4,878,963
Caisse D'Amortissement de la Dette Sociale (z) 7.000%, 01/30/09	5,692	3,313,923
TOTAL — FRANCE		8,192,886

	Face Amount^	Value†
	(000)
GERMANY — (7.0%)
BONDS — (7.0%)
Deutsche Bank AG (n) 4.500%, 05/15/09	20,600	$3,022,422
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	22,000	2,824,752
(t) 6.125%, 02/05/09	1,200	798,518
(z) 6.000%, 07/15/09	3,300	1,914,931
Landwirtschaftliche Rentenbank (z) 5.700%, 03/26/09	2,987	1,731,929
3.375%, 09/22/09	2,300	2,912,888
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank (c) 4.500%, 01/26/09	800	665,562
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	32,000	324,482
TOTAL — GERMANY		14,195,484
IRELAND — (2.7%)
BONDS — (2.7%)
General Electric Capital Corp. Floating Rate Note (g)(r) 6.228%, 02/01/10	3,600	5,537,280
JAPAN — (1.0%)
BONDS — (1.0%)
Toyota Motor Credit Corp. (g) 4.000%, 12/11/08	1,220	1,959,484
NETHERLANDS — (5.7%)
BONDS — (5.7%)
Bank Nederlandse Gemeenten (g) 4.625%, 12/07/08	255	410,577
(z) 5.250%, 06/17/09	4,272	2,465,525
Nederlandse Waterschapsbank N.V. (g) 4.625%, 12/30/08	1,962	3,160,671
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,410,410
3.750%, 09/15/09	3,310	4,179,293
TOTAL — NETHERLANDS		11,626,476
NORWAY — (3.1%)
BONDS — (3.1%)
Eksportfinans (z) 6.700%, 02/19/09	2,600	1,512,607
Kommunalbanken (z) 6.700%, 03/16/09	3,400	1,977,803
(t) 5.350%, 06/15/09	2,635	1,752,139
5.000%, 07/14/09	7,000	1,036,183
TOTAL — NORWAY		6,278,732

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (1.4%)
BONDS — (1.4%)
Santander International Debt SA Floating Rate Note (r) 5.008%, 10/21/09	2,200	$2,748,162
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.0%)
BONDS — (4.0%)
European Investment Bank (g) 6.250%, 12/07/08	800	1,290,005
(s) 4.000%, 04/15/09	6,000	769,760
Nordic Investment Bank (g) 5.750%, 11/06/08	710	1,142,689
World Bank (International Bank for Reconstruction & Development) (z) 5.500%, 11/03/08	425	247,520
(t) 4.850%, 01/29/09	2,633	1,746,064
(z) 6.375%, 07/15/09	5,200	3,024,827
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		8,220,865
SWEDEN — (7.2%)
BONDS — (7.2%)
City of Stockholm 3.375%, 03/08/10	10,000	1,268,167
Kommuninvest (t) 4.900%, 04/20/09	8,550	5,647,234
Svensk Exportkredit AB (z) 6.752%, 03/17/09	1,155	672,241
Sweden Government Bond 4.000%, 12/01/09	11,000	1,436,521
Swedish Export Credit Corp. (z) 6.000%, 12/19/08	880	511,624
(d) 5.375%, 10/15/09	30,000	5,124,455
TOTAL — SWEDEN		14,660,242
UNITED KINGDOM — (6.9%)
BONDS — (6.9%)
Bank of England (e) 3.000%, 01/27/09	1,320	1,675,173
Bank of Scotland 4.500%, 12/17/08	560	895,991
BP Capital Markets P.L.C. 5.125%, 12/07/08	1,625	2,616,651
5.375%, 01/09/09	2,080	3,352,838
Network Rail Finance P.L.C. 4.875%, 03/06/09	3,370	5,442,747
TOTAL — UNITED KINGDOM		13,983,400

	Face Amount	Value†
	(000)
UNITED STATES — (41.6%)
AGENCY OBLIGATIONS — (6.5%)
Federal Farm Credit Bank 2.750%, 05/04/10	$2,000	$1,984,586
Federal Home Loan Bank 4.250%, 06/11/10	1,300	1,319,618
2.750%, 06/18/10	6,300	6,248,182
3.500%, 07/16/10	2,300	2,308,547
3.375%, 08/13/10	1,300	1,302,307
TOTAL AGENCY OBLIGATIONS		13,163,240
BONDS — (13.7%)
Banco Santander SA Floating Rate Note (r) 4.731%, 03/16/09	500	632,029
Bank of America Corp. 4.500%, 08/01/10	1,472	1,432,160
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	600	588,239
Deutsche Bank AG Floating Rate Note (r) 4.579%, 09/08/09	2,000	2,520,552
General Electric Capital Corp. (g) 4.500%, 12/15/08	175	280,455
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	500	498,223
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	200	199,177
John Deere Capital Corp. Floating Rate Note (r) 2.999%, 10/16/09	2,100	2,106,342
(r) 3.530%, 02/26/10	500	468,972
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	600	598,996
(r) 2.748%, 05/07/10	1,500	1,443,875
(r) 2.810%, 05/07/10	3,600	3,457,890
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	300	299,410
Paccar Financial Europe Floating Rate Note (r) 4.858%, 09/29/09	400	503,237
Toyota Motor Credit Corp. (n) 4.625%, 01/22/10	4,200	599,877
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	500	485,755
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,050	2,113,517
4.000%, 01/15/10	2,500	2,512,945
Wells Fargo Bank & Co. 4.200%, 01/15/10	1,500	1,477,824
Wells Fargo Bank & Co. Floating Rate Note (r) 2.861%, 03/23/10	5,800	5,652,216
TOTAL BONDS		27,871,691

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.4%)
ABN-AMRO Bank NV 3.035%, 02/13/09	$7,500	$7,487,250
Barclays Bank P.L.C. 3.430%, 07/10/09	2,000	1,995,772
3.430%, 08/07/09	1,000	997,732
BNP Paribas Finance, Inc. 3.190%, 08/14/09	1,500	1,493,779
UBS AG 3.390%, 07/13/09	900	897,832
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		12,872,365
COMMERCIAL PAPER — (15.0%)
Abbey National North America 2.970%, 02/09/09	1,400	1,386,964
2.990%, 02/20/09	1,500	1,484,371
Bank of America Corp. 2.980%, 03/09/09	3,000	2,963,773
Bank of Scotland P.L.C. 3.003%, 01/08/09	1,900	1,888,682
3.045%, 01/12/09	4,000	3,974,507
Nordea North America, Inc. 3.030%, 05/05/09	6,000	5,901,730
3.000%, 05/11/09	1,500	1,474,640

	Face Amount	Value†
	(000)
Royal Bank of Scotland P.L.C. 3.000%, 02/04/09	$6,500	$6,442,696
Societe Generale North America 3.005%, 02/12/09	3,000	2,971,166
3.100%, 05/01/09	2,000	1,967,948
TOTAL COMMERCIAL PAPER		30,456,477
TOTAL — UNITED STATES		84,363,773
TEMPORARY CASH INVESTMENTS — (3.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $48,180,000 FNMA 3.50%, 03/25/33, valued at $7,545,649) to be repurchased at $7,434,582	$7,434	7,434,000
TOTAL INVESTMENTS — (100.0%) (Cost $231,706,349)		$202,939,318

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (50.3%)
Federal Home Loan Bank 2.625%, 05/20/11	$50,200	$49,280,989
3.375%, 06/24/11	6,300	6,268,809
5.375%, 08/19/11	50,000	52,356,100
3.750%, 09/09/11	40,000	40,321,960
3.625%, 09/16/11	50,000	50,232,650
4.875%, 11/18/11	50,000	51,893,650
5.750%, 05/15/12	150,000	157,443,600
4.625%, 10/10/12	100,000	101,599,200
Federal Home Loan Bank Discount Note (y) 2.516%, 04/16/09	35,000	34,638,065
Tennessee Valley Authority 5.625%, 01/18/11	10,930	11,416,942
TOTAL AGENCY OBLIGATIONS		555,451,965
U.S. TREASURY OBLIGATIONS — (49.7%)
U.S. Treasury Notes 4.375%, 08/15/12	51,200	55,516,006
4.125%, 08/31/12	246,400	264,995,562
4.250%, 09/30/12	211,000	228,193,124
TOTAL U.S. TREASURY OBLIGATIONS		548,704,692
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $500,000 FHLMC 6.275%(r), 09/01/36, valued at $374,310) to be repurchased at $366,029	366	366,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,099,202,383)		$1,104,522,657

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRIA — (3.8%)
BONDS — (3.8%)
Oesterreichischen Kontrollbank AG (j) 1.800%, 03/22/10	1,578,000	$16,251,269
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	10,546,000	108,619,518
TOTAL — AUSTRIA		124,870,787
CANADA — (0.9%)
BONDS — (0.9%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	29,944,819
DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	28,460,501
FRANCE — (1.0%)
BONDS — (1.0%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,438,217
Total Capital SA (f) 1.625%, 07/12/11	9,650	8,114,903
(u) 5.000%, 05/22/12	9,900	10,181,388
TOTAL — FRANCE		33,734,508
GERMANY — (5.4%)
BONDS — (5.4%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	6,907,738
(j) 1.000%, 09/20/10	2,950,000	30,053,735
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	15,560	1,997,870
(j) 1.750%, 03/23/10	3,090,000	31,832,646
(j) 1.850%, 09/20/10	3,580,000	37,093,503
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	6,700,000	68,097,600
TOTAL — GERMANY		175,983,092
JAPAN — (2.2%)
BONDS — (2.2%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	7,050,000	73,083,259
NETHERLANDS — (3.4%)
BONDS — (3.4%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,602,490
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	4,701,365
(j) 0.800%, 02/03/11	10,185,000	102,852,475
TOTAL — NETHERLANDS		110,156,330

	Face Amount^	Value†
	(000)
NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans (f) 2.000%, 03/17/09	17,000	$14,619,209
(j) 1.800%, 06/21/10	7,298,000	75,296,009
TOTAL — NORWAY		89,915,218
SPAIN — (0.9%)
BONDS — (0.9%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	30,934,433
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.3%)
BONDS — (3.3%)
African Development Bank (j) 1.950%, 03/23/10	1,000,000	10,303,065
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	97,595,578
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,163,844
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		109,062,487
SWEDEN — (1.1%)
BONDS — (1.1%)
Kommuninvest (t) 5.050%, 02/24/09	11,650	7,729,407
4.100%, 05/11/09	156,000	20,004,165
(f) 2.250%, 12/14/09	9,260	7,931,517
TOTAL — SWEDEN		35,665,089
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,508,906
UNITED STATES — (73.3%)
AGENCY OBLIGATIONS — (31.9%)
Federal Farm Credit Bank 4.250%, 07/08/13	50,000	49,804,050
Federal Home Loan Bank 2.625%, 05/20/11	50,000	49,084,650
5.375%, 08/19/11	50,000	52,356,100
3.625%, 09/16/11	50,000	50,232,650
4.875%, 11/18/11	119,500	124,025,823
5.750%, 05/15/12	50,000	52,481,200
3.625%, 05/29/13	37,500	36,447,412
Federal Home Loan Bank Discount Note (y) 2.387%, 03/30/09	53,000	52,541,179
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	50,000	53,499,850
3.875%, 06/29/11	100,000	101,783,000
4.750%, 03/05/12	100,000	103,244,800

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Federal National Mortgage Association 6.000%, 05/15/11	$50,000	$53,080,350
5.375%, 11/15/11	57,100	60,184,257
5.000%, 02/16/12	50,000	51,943,550
6.125%, 03/15/12	50,000	54,057,800
4.875%, 05/18/12	100,000	102,474,500
TOTAL AGENCY OBLIGATIONS		1,047,241,171
BONDS — (32.7%)
3M Co. 4.375%, 08/15/13	9,600	9,459,907
American Express Credit Floating Rate Note (r) 5.858%, 04/06/09	20,000	19,222,457
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	29,284,083
Bank of America Corp. 4.900%, 05/01/13	54,265	50,195,396
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	90,000	87,371,190
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	15,400	15,386,833
General Electric Capital Corp. (j) 1.450%, 11/10/11	8,000,000	71,064,054
4.800%, 05/01/13	34,800	31,274,273
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	9,400	9,366,592
Hewlett-Packard Co. Floating Rate Note (r) 5.051%, 06/15/10	80,000	77,884,720
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	87,900	82,445,278
JPMorgan Chase & Co. 4.750%, 05/01/13	15,000	13,901,085
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	90,000	89,849,340
Merck & Co., Inc. 4.375%, 02/15/13	30,506	29,476,911

	Face Amount	Value†
	(000)
Paccar Financial Corp. Floating Rate Note (r) 5.494%, 12/03/10	$47,900	$47,752,085
(r) 3.438%, 04/01/11	37,000	36,861,287
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	44,680,292
(j) 1.300%, 03/16/12	6,490,000	66,593,158
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	92,293,355
Wal-Mart Stores, Inc. 4.250%, 04/15/13	18,500	17,978,726
7.250%, 06/01/13	47,800	51,299,581
Wells Fargo Bank & Co. 5.250%, 10/23/12	87,700	83,920,130
4.375%, 01/31/13	17,000	15,695,318
TOTAL BONDS		1,073,256,051
U.S. TREASURY OBLIGATIONS — (8.7%)
U.S. Treasury Notes 4.375%, 08/15/12	57,700	62,563,937
4.125%, 08/31/12	58,000	62,377,202
4.250%, 09/30/12	148,300	160,384,077
TOTAL U.S. TREASURY OBLIGATIONS		285,325,216
TOTAL — UNITED STATES		2,405,822,438
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $35,875,000 FNMA 5.058%(r) 01/01/36, valued at $29,537,510) to be repurchased at $29,100,279	$29,098	29,098,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,187,150,477)		$3,282,239,867

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (65.0%)
Federal Farm Credit Bank 6.700%, 11/22/10	$2,000	$2,136,120
6.135%, 12/13/10	4,000	4,228,512
6.000%, 03/07/11	9,000	9,521,415
6.740%, 04/11/11	1,000	1,076,401
4.800%, 05/24/11	3,300	3,406,395
6.300%, 06/06/11	2,800	2,999,567
4.250%, 07/11/11	13,600	13,868,178
4.350%, 11/02/11	8,000	8,196,144
4.200%, 11/07/11	6,650	6,784,363
4.300%, 11/23/11	5,500	5,625,460
6.260%, 12/02/11	2,000	2,158,838
4.950%, 12/22/11	9,000	9,373,464
5.230%, 02/14/12	12,000	12,599,088
4.500%, 03/14/12	8,500	8,730,673
4.625%, 03/16/12	7,000	7,217,259
5.000%, 06/01/12	4,295	4,471,052
4.480%, 08/24/12	12,000	12,215,352
6.280%, 11/26/12	3,000	3,236,370
4.400%, 01/03/13	11,000	11,089,298
4.150%, 05/15/13	10,000	9,940,160
5.580%, 07/03/13	23,000	24,193,677
3.880%, 07/08/13	7,000	6,861,050
4.920%, 08/26/13	4,125	4,219,805
4.710%, 10/18/13	7,000	7,086,646
4.900%, 01/16/14	5,700	5,798,536
5.300%, 02/18/14	12,000	12,414,084
5.250%, 06/05/14	14,400	14,805,029
4.375%, 06/30/14	3,915	3,852,564
8.160%, 09/30/14	3,615	4,233,942
4.700%, 12/10/14	4,000	3,969,460
4.375%, 02/17/15	14,300	13,918,376
6.030%, 03/21/16	4,700	4,964,239
5.050%, 03/08/17	10,000	9,699,000
5.625%, 08/18/17	4,000	4,082,184
5.100%, 09/03/19	9,000	8,817,300
5.320%, 09/03/19	21,300	21,249,093
5.150%, 11/15/19	11,200	11,012,053
4.670%, 05/07/20	5,600	5,256,894
5.350%, 08/07/20	6,700	6,663,961
5.250%, 03/02/21	6,100	5,992,786
5.220%, 02/22/22	5,000	4,872,180
5.210%, 12/19/22	21,200	20,554,269
Federal Home Loan Bank 5.875%, 02/15/11	7,000	7,374,885
4.500%, 05/13/11	2,045	2,099,201
6.000%, 05/13/11	10,205	10,863,651
7.200%, 06/14/11	3,000	3,282,213
5.750%, 08/15/11	12,000	12,731,304
5.000%, 10/13/11	25,000	26,062,300
5.625%, 11/15/11	5,000	5,302,245
5.625%, 02/15/12	6,100	6,478,517
5.750%, 05/15/12	16,300	17,108,871
4.625%, 08/15/12	15,175	15,533,828
4.500%, 11/15/12	20,000	20,262,620
5.126%, 02/28/13	5,615	5,811,093

	Face Amount	Value†
	(000)
3.875%, 06/14/13	$12,600	$12,366,308
5.375%, 06/14/13	52,400	54,683,592
4.500%, 09/16/13	11,000	11,046,464
6.395%, 06/03/14	5,200	5,636,332
5.250%, 06/18/14	14,000	14,386,162
6.700%, 06/25/14	12,500	13,730,587
4.500%, 11/14/14	4,000	3,930,528
4.875%, 03/11/16	13,600	13,416,876
5.375%, 09/09/16	6,000	6,039,570
4.625%, 09/11/20	11,200	10,428,802
5.000%, 03/12/21	5,200	5,014,724
5.000%, 12/10/21	39,500	37,726,292
5.750%, 06/10/22	19,500	19,953,355
4.750%, 03/10/23	22,200	20,504,453
Tennessee Valley Authority 6.790%, 05/23/12	37,600	40,937,451
6.000%, 03/15/13	28,100	29,958,815
4.750%, 08/01/13	12,500	12,626,963
6.250%, 12/15/17	10,000	10,506,990
TOTAL AGENCY OBLIGATIONS		799,196,229
U.S. TREASURY OBLIGATIONS — (34.3%)
U.S. Treasury Bonds 11.250%, 02/15/15	15,500	22,019,687
10.625%, 08/15/15	11,000	15,434,375
9.875%, 11/15/15	11,600	15,928,250
9.250%, 02/15/16	9,000	12,017,808
7.250%, 05/15/16	6,000	7,172,814
7.500%, 11/15/16	10,800	13,095,000
9.000%, 11/15/18	12,200	16,612,972
8.125%, 08/15/19	3,800	4,901,704
8.750%, 08/15/20	3,200	4,337,251
8.125%, 05/15/21	29,100	38,030,062
7.250%, 08/15/22	16,200	20,007,000
7.625%, 11/15/22	12,500	15,962,888
U.S. Treasury Notes 5.750%, 08/15/10	600	646,125
4.875%, 02/15/12	62,800	68,741,445
4.375%, 08/15/12	54,700	59,311,046
4.000%, 11/15/12	9,700	10,381,270
3.875%, 02/15/13	27,600	29,161,111
3.625%, 05/15/13	7,700	8,030,861
4.250%, 08/15/13	30,100	32,223,465
4.000%, 02/15/14	18,500	19,581,103
4.875%, 08/15/16	8,200	8,738,765
TOTAL U.S. TREASURY OBLIGATIONS		422,335,002
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,365,000 FNMA 5.00%, 08/25/18, valued at $8,630,727) to be repurchased at $8,500,666	8,500	8,500,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,198,954,801)		$1,230,031,231

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
U.S. Treasury Inflation Notes 3.000%, 07/15/12	$2,100	$2,496,005
1.875%, 07/15/13	35,700	39,845,374
2.000%, 01/15/14	30,600	33,225,294
2.000%, 07/15/14	31,700	33,604,584
1.625%, 01/15/15	28,200	28,317,580
1.875%, 07/15/15	26,500	26,318,968
2.000%, 01/15/16	30,550	29,753,192
2.500%, 07/15/16	23,200	23,171,582
2.375%, 01/15/17	28,400	28,130,918
2.625%, 07/15/17	25,200	24,962,013
1.625%, 01/15/18	27,000	24,482,380
1.375%, 07/15/18	13,300	11,543,086
2.375%, 01/15/25	21,700	21,947,483
2.000%, 01/15/26	18,400	16,755,248
2.375%, 01/15/27	12,300	11,617,562
1.750%, 01/15/28	14,200	11,693,572
TOTAL U.S. TREASURY OBLIGATIONS		367,864,841
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,115,000 FHLMC 6.584%(r), 03/01/37, valued at $1,478,222) to be repurchased at $1,455,114	1,455	1,455,000
TOTAL INVESTMENTS — (100.0%) (Cost $416,950,888)		$369,319,841

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.4%)
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	$4,000	$4,037,920
ARIZONA — (0.4%)
Maricopa County Unified School District (GO) 7.400%, 07/01/10	3,485	3,749,442
ARKANSAS — (0.7%)
Arkansas State (GO) Series A 5.500%, 08/01/09	3,885	3,992,848
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,939,348
TOTAL ARKANSAS		6,932,196
CALIFORNIA — (3.1%)
California State (GO) 5.250%, 11/01/09	7,695	7,909,537
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,061,785
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,465,183
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	8,400	8,846,124
Los Angeles Wastewater (TECP) 4.500%, 11/03/08	2,500	2,500,000
TOTAL CALIFORNIA		30,782,629
COLORADO — (1.0%)
Arapahoe County School District (GO) (FSA) 5.000%, 12/15/10	9,000	9,419,850
CONNECTICUT — (2.7%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,048,140
Connecticut State (GO) 5.000%, 03/15/12	5,000	5,279,550
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,133,360
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,654,040
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,111,500
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA) 5.000%, 12/01/12	4,000	4,249,200
TOTAL CONNECTICUT		26,475,790

	Face Amount	Value†
	(000)
DELAWARE — (2.6%)
Delaware State (GO) 5.000%, 08/01/12	$11,370	$12,044,127
Delaware State (GO) Series B 5.000%, 02/01/11	7,470	7,818,924
5.000%, 02/01/12	5,000	5,274,550
TOTAL DELAWARE		25,137,601
FLORIDA — (6.8%)
Broward County Sales Tax Revenue (TECP) 1.800%, 12/05/08	2,624	2,624,656
Florida Municipal Power Agency (TECP) 1.450%, 11/04/08	25,818	25,818,000
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,051,200
Florida State Board of Education (GO) Series D 5.000%, 06/01/13	13,085	13,771,701
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA) 5.000%, 07/01/11	5,330	5,570,809
5.000%, 07/01/11	5,130	5,318,015
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA) 5.000%, 07/01/11	5,800	6,012,570
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,119,160
TOTAL FLORIDA		67,286,111
GEORGIA — (3.6%)
Georgia State (GO) Series B 6.250%, 04/01/09	2,000	2,037,820
Georgia State (GO) Series C 5.500%, 07/01/12	8,400	9,058,140
Georgia State (GO) Series D 5.800%, 11/01/09	2,010	2,091,485
5.000%, 08/01/12	7,100	7,538,922
Henry County School District (GO) Series A 5.000%, 04/01/13	14,000	14,879,480
TOTAL GEORGIA		35,605,847
HAWAII — (0.2%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,301,673
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	768,751
TOTAL HAWAII		2,070,424

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
ILLINOIS — (2.2%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	$2,000	$2,005,420
City of Chicago (GO) Series A (FSA) 5.000%, 01/01/13	8,150	8,602,488
Illinois Education Facilities Authority (TECP) 1.600%, 11/05/08	8,000	8,000,080
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,046,050
TOTAL ILLINOIS		21,654,038
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,748,190
KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA) 5.000%, 10/01/11	5,770	6,077,137
KENTUCKY — (1.5%)
Kentucky Asset Liability Commission (RB) First Series (MBIA) 5.000%, 09/01/11	14,300	14,945,359
MARYLAND — (6.8%)
Howard County Maryland (GO) (TECP) Series D 1.550%, 12/11/08	4,000	4,000,400
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins Hospital 3.500%, 11/03/08	16,500	16,500,000
4.000%, 11/17/08	8,500	8,505,865
1.500%, 12/03/08	2,600	2,600,312
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins University 1.600%, 11/07/08	4,625	4,625,139
1.550%, 12/05/08	5,600	5,600,448
Maryland State (GO) 5.250%, 02/15/12	5,000	5,330,750
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,043,400
5.000%, 02/15/13	14,000	14,907,060
TOTAL MARYLAND		67,113,374
MASSACHUSETTS — (5.8%)
Harvard University (TECP) Series EE 1.400%, 12/04/08	23,600	23,600,000
Massachusetts School Building Authority (TECP) 1.520%, 12/04/08	4,700	4,700,470
1.570%, 12/11/08	20,000	20,003,400
Massachusetts Water Resources (TECP) 1.500%, 11/06/08	4,000	4,000,080
1.520%, 12/08/08	5,000	5,000,550
TOTAL MASSACHUSETTS		57,304,500

	Face Amount	Value†
	(000)
MICHIGAN — (1.4%)
Kent County (GO) Series A 5.000%, 11/01/09	$7,235	$7,463,771
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,065,100
TOTAL MICHIGAN		13,528,871
MINNESOTA — (3.4%)
City of Minneapolis (GO) 5.000%, 12/01/10	6,840	7,156,282
Minnesota State (GO) 5.000%, 08/01/09	2,600	2,668,900
University of Minnesota Board of Regents (TECP) 1.950%, 11/04/08	23,800	23,800,476
TOTAL MINNESOTA		33,625,658
MISSISSIPPI — (0.8%)
Mississippi State (GO) Series A 5.375%, 12/01/12	3,350	3,595,589
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,113,280
TOTAL MISSISSIPPI		7,708,869
NEBRASKA — (0.8%)
Omaha Public Power District (TECP) 1.550%, 12/09/08	8,000	8,000,320
NEVADA — (8.2%)
Clark County (GO) (AMBAC) 5.000%, 11/01/11	5,010	5,272,374
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,587,153
Clark County School District (GO) Series A 5.000%, 06/15/09	7,000	7,137,550
Clark County School District (GO) Series A (AMBAC) 4.500%, 06/15/11	11,000	11,405,460
Clark County School District (GO) Series F (FSA) 5.000%, 06/15/09	5,245	5,344,812
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,886,600
Las Vegas Valley Water District (TECP) 1.400%, 11/03/08	21,000	21,000,000
Nevada State (GO) 5.000%, 06/01/13	12,990	13,705,229
Nevada State (GO) Series A 5.000%, 02/01/10	10,045	10,371,563
TOTAL NEVADA		80,710,741
NEW JERSEY — (3.0%)
Monmouth County (GO) 4.250%, 09/15/12	5,115	5,310,342
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,011,016

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC) 5.250%, 12/15/09	$6,130	$6,299,801
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.500%, 12/15/11	6,035	6,373,020
Princeton University (TECP) 1.550%, 11/05/08	2,830	2,830,028
TOTAL NEW JERSEY		29,824,207
NEW MEXICO — (2.3%)
New Mexico State (GO) 5.000%, 03/01/12	10,260	10,820,606
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,790,761
TOTAL NEW MEXICO		22,611,367
NEW YORK — (3.3%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,521,514
New York City (GO) Series G 5.000%, 08/01/10	5,040	5,200,675
New York City (GO) Series H 5.000%, 08/01/12	3,000	3,110,430
New York Power Authority (TECP) 1.550%, 11/12/08	4,400	4,399,340
1.470%, 11/13/08	8,000	7,998,480
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	3,500	3,550,715
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,137,300
TOTAL NEW YORK		32,918,454
NORTH CAROLINA — (4.9%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,047,910
Guilford County (GO) Series C 5.000%, 10/01/12	8,040	8,545,877
North Carolina State (GO) Series A 5.000%, 03/01/09	4,000	4,043,680
5.000%, 03/01/11	13,000	13,644,150
5.000%, 06/01/11	10,000	10,529,400
Wake County (GO) 4.500%, 03/01/13	7,800	8,167,458
TOTAL NORTH CAROLINA		47,978,475
OHIO — (2.2%)
Ohio State (GO) Series E 5.000%, 09/15/11	10,470	11,019,047
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,011,150
Ohio State Building Authority (RB) (FSA) 5.000%, 10/01/09	2,755	2,837,071
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,638,564
TOTAL OHIO		21,505,832

	Face Amount	Value†
	(000)
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	$6,055	$6,160,539
PENNSYLVANIA — (3.0%)
Commonwealth of Pennsylvania (GO) First Series 5.000%, 08/01/11	13,000	13,685,230
Commonwealth of Pennsylvania (GO) First Series (MBIA) 5.000%, 01/01/10	3,500	3,612,735
5.250%, 02/01/13	5,755	6,155,260
Commonwealth of Pennsylvania (GO) First Series A 5.000%, 11/01/10	3,000	3,135,120
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,034,901
TOTAL PENNSYLVANIA		29,623,246
SOUTH CAROLINA — (1.5%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	1,500	1,548,765
South Carolina Public Service Authority (TECP) 1.650%, 01/16/09	11,000	11,000,990
South Carolina State (GO) Series B 5.000%, 04/01/09	1,900	1,925,973
TOTAL SOUTH CAROLINA		14,475,728
TENNESSEE — (3.7%)
Hamilton County (GO) 5.000%, 03/01/11	5,700	5,969,325
5.000%, 03/01/12	5,095	5,376,703
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,001,740
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,249,241
Tennessee School Bond Authority (TECP) 1.650%, 11/06/08	3,400	3,400,068
3.350%, 11/10/08	15,000	15,003,150
TOTAL TENNESSEE		36,000,227
TEXAS — (14.6%)
Austin Texas Combined Utility Systems (TECP) 1.550%, 11/03/08	25,600	25,600,000
City of Dallas (GO) 4.750%, 02/15/10	11,675	12,025,250
El Paso Waterworks & Sewer System (TECP) Series A 3.500%, 11/03/08	5,000	5,000,000
Houston Texas (GO) (TECP) Series E-2 1.630%, 01/15/09	12,000	11,999,400

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Houston Texas Water & Sewer (TECP) 1.550%, 11/06/08	$5,000	$5,000,050
Katy Independent School District (GO) Series A 5.000%, 02/15/12	7,465	7,922,679
San Antonio Electric & Gas (TECP) 1.700%, 11/03/08	3,800	3,799,208
San Antonio Water System (TECP) 1.550%, 11/06/08	14,000	14,000,140
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,065,440
Texas Municipal Power Agency (TECP) 2.750%, 11/04/08	7,470	7,470,299
4.250%, 11/04/08	16,180	16,181,294
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,098,200
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,270,930
Texas Tech University Board of Regents (TECP) 1.700%, 11/03/08	8,300	8,300,000
University of Texas Board of Regents (TECP) 2.000%, 11/05/08	15,805	15,805,474
TOTAL TEXAS		143,538,364
UTAH — (1.8%)
Salt Lake County (GO) 5.000%, 06/15/12	10,060	10,672,553
Utah State (GO) Series A 5.000%, 07/01/12	6,440	6,822,922
TOTAL UTAH		17,495,475
VIRGINIA — (3.1%)
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,533,815
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,144,800
5.000%, 09/27/12	4,040	4,285,915

	Face Amount	Value†
	(000)
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	$4,000	$4,099,120
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,676
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,098,162
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,566,393
TOTAL VIRGINIA		30,753,881
WASHINGTON — (1.2%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,063,960
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,040,624
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,556,945
TOTAL WASHINGTON		11,661,529
WISCONSIN — (0.2%)
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,033,140
TOTAL MUNICIPAL BONDS		972,495,331
	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds MuniFund Portfolio	11,540,177	11,540,177
TOTAL INVESTMENTS — (100.0%) (Cost $988,646,468)		$984,035,508

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.6%)
CALIFORNIA — (96.6%)
Anaheim Union High School District (GO) Series A (FSA) 5.000%, 08/01/12	$1,275	$1,368,228
Berkeley California University School District (TRAN) 4.000%, 11/28/08	4,700	4,706,392
California Communities Note Program Series B 3.000%, 07/31/09	4,500	4,530,555
California Educational Facilities Authority (RB) Series A 5.000%, 04/01/13	2,250	2,425,680
California Infrastructure & Economic Development Bank (RB) (FSA) 5.250%, 07/01/13	2,000	2,181,380
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC) 5.000%, 10/01/10	2,000	2,077,260
California State (GO) 4.000%, 06/01/09	565	570,322
5.000%, 09/01/09	1,865	1,911,439
5.000%, 02/01/10	1,500	1,537,440
5.000%, 03/01/10	3,000	3,077,880
5.250%, 09/01/10	550	569,976
5.000%, 10/01/10	2,000	2,066,360
4.000%, 02/01/11	1,000	1,011,930
5.250%, 03/01/11	800	831,832
5.000%, 04/01/11	3,000	3,105,660
5.000%, 06/01/11	500	518,530
5.000%, 10/01/11	2,215	2,305,350
5.000%, 04/01/12	1,500	1,558,395
California State Department of Transportation (RB) Series A (MBIA) 5.000%, 02/01/11	1,125	1,173,071
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,119,778
5.500%, 05/01/10	700	730,086
California State Department of Water Resources (RB) Series A (FSA) 5.250%, 05/01/11	1,450	1,524,820
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	420	426,833
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,850	2,007,528
California State Department Water Resources Power Supply (RB) Series A (MBIA) 5.000%, 05/01/11	1,000	1,038,600

	Face Amount	Value†
	(000)
California State Economic Recovery (GO) Series A 3.000%, 07/01/09	$330	$332,673
4.000%, 07/01/09	940	953,705
5.000%, 07/01/09	2,535	2,588,412
5.000%, 01/01/10	1,585	1,635,324
5.000%, 01/01/11	2,500	2,600,325
3.500%, 07/01/11	1,075	1,084,213
5.000%, 07/01/11	1,000	1,046,470
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	2,475	2,606,447
5.250%, 07/01/13	3,810	4,065,270
Chabot-Las Positas Comminity College District (GO) (AMBAC) 5.000%, 08/01/11	1,010	1,063,772
Charter Oak Unified School District (GO) Series B (FSA) 5.000%, 07/01/13	2,805	3,029,232
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,200	1,218,312
City & County of San Francisco (GO) Series A (AMBAC) 5.000%, 06/15/12	1,600	1,697,984
City & County of San Francisco (GO) Series R-1 (FGIC) 5.000%, 06/15/12	3,855	4,081,635
City of Los Angeles (GO) (MBIA) 4.000%, 09/01/10	1,000	1,023,110
Coast Community College District (GO) Series A (MBIA) 4.500%, 08/01/09	1,000	1,020,600
Compton Community Redevelopment Agency (TAN) Series A (AMBAC) 5.000%, 08/01/09	1,700	1,733,626
Dublin San Ramon Service District & East Bay Municipal Utility District (TECP) Series A 1.450%, 11/13/08	5,000	4,999,250
East Bay Municipal Utility District, Water System (TECP) 1.450%, 11/13/08	400	399,940
1.480%, 12/01/08	500	500,065
El Camino Community College District (GO) Series A (MBIA) 5.000%, 08/01/13	2,915	3,151,873
5.000%, 08/01/13	3,060	3,308,656
El Monte Union High School District (GO) Series A (FSA) 5.000%, 06/01/13	2,185	2,366,486
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	280,974

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Foothill-De Anza Community College District (GO) Series B 5.250%, 08/01/13	$2,000	$2,184,380
5.250%, 08/01/13	3,675	4,013,798
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	516,900
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	317,478
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	713,636
Long Beach Bond Finance Authority (TAN) (AMBAC) 5.375%, 08/01/12	1,585	1,721,801
Long Beach Gas Utility (TECP) 1.370%, 11/05/08	1,900	1,900,057
4.550%, 11/12/08	1,600	1,601,008
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	528,746
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA) 5.000%, 07/01/11	2,500	2,676,250
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC) 6.000%, 07/01/11	580	622,995
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,335,958
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/09	3,600	3,675,600
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA) 5.000%, 07/01/11	460	483,299
Los Angeles Department of Water & Power (TECP) 3.500%, 12/10/08	400	400,848
Los Angeles Unified School District (GO) (AMBAC) 5.000%, 07/01/11	175	183,635
Los Angeles Unified School District (GO) (MBIA) 5.500%, 07/01/12	800	858,112
Los Angeles Unified School District (GO) Series A (FGIC) 6.000%, 07/01/11	1,000	1,074,660
Los Angeles Unified School District (GO) Series A (MBIA) 5.250%, 07/01/12	3,600	3,830,796
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/09	1,000	1,021,200
Los Angeles Wastewater (TECP) 4.500%, 11/03/08	5,500	5,500,000

	Face Amount	Value†
	(000)
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	$300	$308,040
Milpitas Unified School District (TRAN) 4.000%, 12/12/08	2,150	2,155,526
Mountain View-Whisman School District (GO) Series D (MBIA) 5.000%, 06/01/12	1,480	1,602,263
Municipal Improvement Corp. of Los Angeles (TECP) 4.250%, 11/17/08	5,800	5,804,988
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	306,057
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	685,430
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	313,122
Riverside County Transportation Commission (TECP) 1.420%, 11/14/08	1,000	999,820
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,551,457
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,431,990
San Diego County Water Authority (TECP) 1.450%, 02/05/09	2,650	2,649,285
San Francisco City & County Public Utilities Commission (RB) Series A (FSA) 5.000%, 11/01/12	4,810	5,111,395
San Joaquin County Transportation Authority (TECP) 1.400%, 11/06/08	800	800,032
San Jose Financing Authority (TECP) 1.480%, 11/05/08	3,700	3,700,111
San Jose Unified School District (GO) (FGIC) 5.000%, 08/01/11	1,300	1,367,470
5.000%, 08/01/12	5,000	5,291,000
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	649,003
San Mateo County Community College District (GO) Series A 4.500%, 09/01/13	2,000	2,086,140
Sonoma County (RB) Series A (FGIC) 4.000%, 09/01/12	1,950	2,002,806
University of California (RB) Series A (AMBAC) 5.000%, 05/15/11	1,140	1,198,505
University of California (RB) Series E (MBIA) 5.000%, 05/15/13	1,560	1,655,176

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
University of California (RB) Series J (MBIA) 5.000%, 05/15/12	$450	$476,046
University of California (TECP) Series A 1.450%, 11/12/08	900	899,874
1.420%, 12/10/08	2,900	2,900,058
TOTAL MUNICIPAL BONDS		172,270,430
TEMPORARY CASH INVESTMENTS — (3.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,290,000 FHLMC 6.275%(r), 09/01/36, valued at $6,206,064) to be repurchased at $6,114,479	6,114	6,114,000
TOTAL INVESTMENTS — (100.0%) (Cost $179,433,299)		$178,384,430

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,544,364		$200,349		$5,331,340		—
Investments at Value (including $0, $0, $0 and $202,129 of securities on loan, respectively)	—		—		—		$856,029
Temporary Cash Investments at Value & Cost	—		—		—		14,748
Collateral Received from Securities on Loan at Value & Cost	—		—		—		208,725
Cash	—		—		—		2,600
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		—		1,662
Dividends and Interest	—		—		—		474
Securities Lending Income	—		—		—		472
Fund Shares Sold	10,551		133		11,454		8,710
Fund Margin Variation	—		—		—		3
Prepaid Expenses and Other Assets	26		21		83		49
Total Assets	2,554,941		200,503		5,342,877		1,093,472
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		—		208,725
Investment Securities/Affiliated Investment Companies Purchased	5,691		65		2,282		—
Fund Shares Redeemed	4,860		68		9,172		1,648
Due to Advisor	210		26		667		252
Accrued Expenses and Other Liabilities	142		13		308		85
Total Liabilities	10,903		172		12,429		210,710
NET ASSETS	$2,544,038		$200,331		$5,330,448		$882,762
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0; and $25,599 and shares outstanding of 0; 0; 0; and 3,446,723, respectively	N/A		N/A		N/A		$7.43
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	25,000,000	*	25,000,000
Class R2 Shares — based on net assets of $0; $0; $0; and $1,715 and shares outstanding of 0; 0; 0; and 219,184, respectively	N/A		N/A		N/A		$7.83
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	25,000,000	*	25,000,000
Institutional Class Shares — based on net assets of $2,544,038; $200,331; $5,330,448; and $855,448 and shares outstanding of 89,053,472; 30,950,038; 365,508,917; and 78,947,361, respectively	$28.57		$6.47		$14.58		$10.84
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000		500,000,000		100,000,000
Investments in Affiliated Investment Companies at Cost	$2,882,360		$260,777		$7,153,912		$—
Investments at Cost	$—		$—		$—		$1,198,879
NET ASSETS CONSIST OF:
Paid-In Capital	$3,086,272		$351,325		$7,319,838		$1,225,817
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	10,863		15,378		25,004		2,098
Accumulated Net Realized Gain (Loss)	(215,101)		(165,525)		(191,822)		(2,306)
Net Unrealized Appreciation (Depreciation)	(337,996)		(847)		(1,822,572)		(342,847)
NET ASSETS	$2,544,038		$200,331		$5,330,448		$882,762

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$5,505,604	—	—	—
Investments at Value (including $0, $242,859, $452,044, and $178,676 of securities on loan, respectively)	—	$1,308,801	$2,463,994	$839,788
Temporary Cash Investments at Value & Cost	—	30,450	51,174	11,370
Collateral Received from Securities on Loan at Value & Cost	—	247,370	462,981	182,985
Receivables:
Investment Securities/Affiliated Investment Companies Sold	26	270	993	728
Dividends and Interest	—	1,483	2,944	750
Securities Lending Income	—	345	749	395
Fund Shares Sold	17,835	8,364	14,002	3,811
Fund Margin Variation	—	2	1	—
Prepaid Expenses and Other Assets	38	89	114	41
Total Assets	5,523,503	1,597,174	2,996,952	1,039,868
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	247,370	462,981	182,985
Investment Securities/Affiliated Investment Companies Purchased	13,987	14,944	27,057	3,160
Fund Shares Redeemed	3,874	14,019	5,306	2,816
Due to Advisor	1,397	179	396	211
Accrued Expenses and Other Liabilities	300	100	184	73
Total Liabilities	19,558	276,612	495,924	189,245
NET ASSETS	$5,503,945	$1,320,562	$2,501,028	$850,623
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,503,945; $1,320,562; $2,501,028; and $850,623 and shares outstanding of 337,185,867; 169,004,276; 323,552,903; and 113,754,843, respectively	$16.32	$7.81	$7.73	$7.48
NUMBER OF SHARES AUTHORIZED	650,000,000	200,000,000	400,000,000	200,000,000
Investments in Affiliated Investment Companies at Cost	$7,888,263	$—	$—	$—
Investments at Cost	$—	$1,791,454	$3,501,011	$1,245,684
NET ASSETS CONSIST OF:
Paid-In Capital	$7,245,757	$1,825,549	$3,599,193	$1,268,589
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,701	257	399	3,637
Accumulated Net Realized Gain (Loss)	(391,234)	(22,593)	(61,548)	(15,707)
Net Unrealized Appreciation (Depreciation)	(1,382,279)	(482,651)	(1,037,016)	(405,896)
NET ASSETS	$5,503,945	$1,320,562	$2,501,028	$850,623

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,067,436	$2,925,347	—
Investments at Value (including $52,439, $0, $0 and $461,107* of securities on loan, respectively)	$567,158	—	—	$1,704,785
Temporary Cash Investments at Value & Cost	28,376	—	—	51,982
Collateral Received from Securities on Loan at Value & Cost	53,922	—	—	452,372	*
Receivables:
Investment Securities/Affiliated Investment Companies Sold	188	5,766	1,558	—
Dividends and Interest	655	—	—	3,974
Securities Lending Income	102	—	—	426
Fund Shares Sold	13,833	7,554	3,188	5,588
Fund Margin Variation	1	—	—	10
Prepaid Expenses and Other Assets	53	70	40	34
Total Assets	664,288	2,080,826	2,930,133	2,219,171
LIABILITIES:
Payables:
Upon Return of Securities Loaned	53,922	—	—	452,372	*
Investment Securities/Affiliated Investment Companies Purchased	20,889	33	17	17,236
Fund Shares Redeemed	4,170	13,288	4,729	1,974
Due to Advisor	94	550	1,000	467
Accrued Expenses and Other Liabilities	48	106	162	161
Total Liabilities	79,123	13,977	5,908	472,210
NET ASSETS	$585,165	$2,066,849	$2,924,225	$1,746,961
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $585,165; $2,066,849; $2,924,225; and $1,746,961 and shares outstanding of 92,807,845; 154,770,228; 318,183,127; and 108,092,811, respectively	$6.31	$13.35	$9.19	$16.16
NUMBER OF SHARES AUTHORIZED	100,000,000	400,000,000	650,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$—	$2,660,195	$3,771,170	$—
Investments at Cost	$748,162	$—	$—	$2,178,080
NET ASSETS CONSIST OF:
Paid-In Capital	$771,729	$2,768,732	$3,723,054	$2,286,125
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,827	7,754	36,069	34,213
Accumulated Net Realized Gain (Loss)	(7,388)	(387,660)	(462,795)	(100,092)
Net Unrealized Appreciation (Depreciation)	(181,003)	(321,977)	(372,103)	(473,285)
NET ASSETS	$585,165	$2,066,849	$2,924,225	$1,746,961

*  Securities Lending Collateral is less than the market value of securities loaned due to market increases on October 31, 2008. Collateral was subsequently adjusted on November 3, 2008 and the Portfolio remained in compliance.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$3,076,553
Investments at Value (including $141,210, $311,374, $23,881, and $0 of securities on loan, respectively)	$1,184,839	$1,909,121	$219,926	—
Temporary Cash Investments at Value & Cost	19,142	63,569	10,741	10,033
Collateral Received from Securities on Loan at Value & Cost	143,967	349,195	26,986	—
Foreign Currencies at Value	5,773	12,789	9,873	—
Cash	15	16	102	15
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	1,111	14	—
Dividends, Interest, and Tax Reclaims	4,579	7,061	426	—
Securities Lending Income	217	601	31	—
Fund Shares Sold	4,752	16,571	5,479	6,271
Fund Margin Variation	—	15	1	—
Prepaid Expenses and Other Assets	52	126	17	76
Deferred Offering Costs	—	—	15	—
Total Assets	1,363,336	2,360,175	273,611	3,092,948
LIABILITIES:
Payables:
Upon Return of Securities Loaned	143,967	349,195	26,986	—
Investment Securities/Affiliated Investment Companies Purchased	9,909	25,674	17,554	—
Fund Shares Redeemed	2,182	3,304	662	7,234
Due to Advisor	270	569	33	1,099
Accrued Expenses and Other Liabilities	148	384	58	242
Total Liabilities	156,476	379,126	45,293	8,575
NET ASSETS	$1,206,860	$1,981,049	$228,318	$3,084,373
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,206,860; $1,981,049; $228,318; and $3,084,373 and shares outstanding of 81,473,186; 265,577,510; 39,055,733; and 306,355,912; respectively	$14.81	$7.46	$5.85	$10.07
NUMBER OF SHARES AUTHORIZED	200,000,000	250,000,000	100,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$4,383,238
Investments at Cost	$1,468,627	$3,189,263	$307,633	$—
Foreign Currencies at Cost	$5,762	$12,667	$9,909	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,510,715	$3,272,773	$317,280	$4,508,252
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	449	(485)	1,014	8,898
Accumulated Net Realized Gain (Loss)	(20,632)	(11,384)	(2,290)	(126,628)
Net Unrealized Foreign Exchange Gain (Loss)	105	150	56	536
Net Unrealized Appreciation (Depreciation)	(283,777)	(1,280,005)	(87,742)	(1,306,685)
NET ASSETS	$1,206,860	$1,981,049	$228,318	$3,084,373

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$133,439	$64,067	$25,891	$94,027
Receivables:
Affiliated Investment Companies Sold	138	—	24	—
Fund Shares Sold	84	290	65	203
Prepaid Expenses and Other Assets	6	12	7	11
Total Assets	133,667	64,369	25,987	94,241
LIABILITIES:
Payables:
Affiliated Companies Purchased	—	142	—	55
Fund Shares Redeemed	222	148	89	148
Due to Advisor	43	11	4	22
Accrued Expenses and Other Liabilities	29	24	11	28
Total Liabilities	294	325	104	253
NET ASSETS	$133,373	$64,044	$25,883	$93,988
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $133,373; $64,044; $25,883; and $93,988 and shares outstanding of 11,140,291; 5,487,486; 1,813,838; and 8,760,711, respectively	$11.97	$11.67	$14.27	$10.73
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$257,466	$108,804	$38,132	$133,729
NET ASSETS CONSIST OF:
Paid-In Capital	$327,247	$138,918	$39,094	$150,264
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	964	412	(41)	(43)
Accumulated Net Realized Gain (Loss)	(70,888)	(30,530)	(940)	(16,553)
Net Unrealized Foreign Exchange Gain (Loss)	77	(19)	11	22
Net Unrealized Appreciation (Depreciation)	(124,027)	(44,737)	(12,241)	(39,702)
NET ASSETS	$133,373	$64,044	$25,883	$93,988

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$89,142	—	—
Investments at Value (including $101,389, $0, $785,384, and $4,472 of securities on loan, respectively)	$384,254	—	$4,633,011	$62,417
Temporary Cash Investments at Value & Cost	15,954	1,721	55,893	5,127
Collateral Received from Securities on Loan at Value & Cost	105,762	—	860,786	4,892
Foreign Currencies at Value	12,166	—	60,130	4,553
Cash	15	—	15	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	6	—	56,314	—
Dividends, Interest, and Tax Reclaims	2,771	3	22,846	112
Securities Lending Income	156	—	1,441	5
Fund Shares Sold	4,116	1,433	5,964	3,890
Fund Margin Variation	—	—	28	1
Prepaid Expenses and Other Assets	19	4	78	—
Deferred Offering Costs	—	23	—	17
Total Assets	525,219	92,326	5,696,506	81,030
LIABILITIES:
Payables:
Upon Return of Securities Loaned	105,762	—	860,786	4,892
Investment Securities/Affiliated Investment Companies Purchased	23,794	1,536	24,814	9,131
Fund Shares Redeemed	998	105	7,882	210
Due to Advisor	123	3	2,743	3
Accrued Expenses and Other Liabilities	62	10	533	20
Total Liabilities	130,739	1,654	896,758	14,256
NET ASSETS	$394,480	$90,672	$4,799,748	$66,774
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $394,480; $90,672; $4,799,748; and $66,774 and shares outstanding of 94,352,429; 15,007,588; 443,580,863; and 9,906,755, respectively	$4.18	$6.04	$10.82	$6.74
NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	650,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$123,810	$—	$—
Investments at Cost	$773,677	$—	$7,183,033	$79,302
Foreign Currencies at Cost	$12,120	$—	$62,477	$4,570
NET ASSETS CONSIST OF:
Paid-In Capital	$793,503	$125,614	$7,326,261	$83,455

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,089	6	681	232
Accumulated Net Realized Gain (Loss)	(13,625)	(280)	24,680	(27)

Net Unrealized Foreign Exchange Gain (Loss)	(110)	—	467	15
Net Unrealized Appreciation (Depreciation)	(389,377)	(34,668)	(2,552,341)	(16,901)
NET ASSETS	$394,480	$90,672	$4,799,748	$66,774

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,508,866	$547,574	—	$3,194,750
Investments at Value (including $0, $0, $169,619 and $0 of securities on loan, respectively)	—	—	$1,131,199	—
Temporary Cash Investments at Value & Cost	—	—	42,221	—
Collateral Received from Securities on Loan at Value & Cost	—	—	198,014	—
Foreign Currencies at Value	—	—	4,474	—
Cash	—	—	2,210	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	61	23,549	12,121
Dividends, Interest, and Tax Reclaims	—	—	1,531	—
Securities Lending Income	—	—	399	—
Fund Shares Sold	2,849	902	6,524	2,621
Fund Margin Variation	—	—	4	—
Prepaid Expenses and Other Assets	49	38	51	80
Total Assets	1,511,764	548,575	1,410,176	3,209,572
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	198,014	—
Investment Securities/Affiliated Investment Companies Purchased	1,112	—	53,372	—
Fund Shares Redeemed	1,737	963	2,435	14,742
Due to Advisor	534	230	549	278
Deferred Thailand Capital Gains Tax	—	—	32	—
Accrued Expenses and Other Liabilities	121	53	248	132
Total Liabilities	3,504	1,246	254,650	15,152
NET ASSETS	$1,508,260	$547,329	$1,155,526	$3,194,420
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,508,260; $547,329; $1,155,526; and $3,194,420 and shares outstanding of 88,471,250; 58,668,179; 116,956,956; and 314,095,040, respectively	$17.05	$9.33	$9.88	$10.17
NUMBER OF SHARES AUTHORIZED	250,000,000	150,000,000	200,000,000	550,000,000
Investments in Affiliated Investment Companies at Cost	$1,146,107	$790,238	$—	$3,188,446
Investments at Cost	$—	$—	$1,663,536	$—
Foreign Currencies at Cost	$—	$—	$4,440	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,118,962	$808,770	$1,752,134	$3,226,008
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	5,826	3,451	(45)	9,703
Accumulated Net Realized Gain (Loss)	21,653	(22,350)	(64,275)	(29,929)
Deferred Thailand Capital Gains Tax	(808)	215	(32)	—
Net Unrealized Foreign Exchange Gain (Loss)	(132)	(93)	43	—
Net Unrealized Appreciation (Depreciation)	362,759	(242,664)	(532,299)	(11,362)
NET ASSETS	$1,508,260	$547,329	$1,155,526	$3,194,420

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,125,328	—	—	—
Investments at Value	—	$195,505	$1,104,157	$3,253,142
Temporary Cash Investments at Value & Cost	—	7,434	366	29,098
Foreign Currencies at Value	—	3,470	—	24
Cash	—	15	4,943	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	1,654	—	—	58,000
Interest	—	2,819	10,413	32,074
Forward Currency Contracts	—	—	—	1,203
Fund Shares Sold	7,452	4,526	844	7,298
Unrealized Gain on Forward Currency Contracts	—	—	—	9,689
Prepaid Expenses and Other Assets	49	35	39	102
Deferred Offering Costs	—	8	—	—
Total Assets	3,134,483	213,812	1,120,762	3,390,645
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	6,721	—	40,728
Fund Shares Redeemed	9,106	8,873	5,461	18,584
Due to Advisor	265	27	193	722
Unrealized Loss on Forward Currency Contracts	—	6	—	11,118
Accrued Expenses and Other Liabilities	127	20	71	236
Total Liabilities	9,498	15,647	5,725	71,388
NET ASSETS	$3,124,985	$198,165	$1,115,037	$3,319,257
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,124,985; $198,165; $1,115,037; and $3,319,257 and shares outstanding of 301,660,122; 22,252,618; 106,754,230; and 310,647,953, respectively	$10.36	$8.91	$10.44	$10.68
NUMBER OF SHARES AUTHORIZED	550,000,000	100,000,000	250,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$3,038,124	$—	$—	$—
Investments at Cost	$—	$224,272	$1,098,837	$3,158,053
Foreign Currencies at Cost	$—	$3,543	$—	$24
NET ASSETS CONSIST OF:
Paid-In Capital	$3,025,272	$227,473	$1,124,194	$3,262,247
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	78,106	4	5,139	1,377
Accumulated Net Realized Gain (Loss)	(22,911)	—	(19,616)	(37,996)
Net Unrealized Foreign Exchange Gain (Loss)	—	(472)	—	(1,460)
Net Unrealized Appreciation (Depreciation)	44,518	(28,840)	5,320	95,089
NET ASSETS	$3,124,985	$198,165	$1,115,037	$3,319,257

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,221,531	$367,865	$972,495	$172,270
Temporary Cash Investments at Value & Cost	8,500	1,455	11,540	6,114
Cash	—	—	—	1
Receivables:
Interest	18,704	2,485	9,330	2,195
Fund Shares Sold	764	796	2,035	546
Prepaid Expenses and Other Assets	81	44	36	4
Total Assets	1,249,580	372,645	995,436	181,130
LIABILITIES:
Payables:
Fund Shares Redeemed	863	834	3,291	172
Due to Advisor	112	33	170	30
Accrued Expenses and Other Liabilities	91	31	57	13
Total Liabilities	1,066	898	3,518	215
NET ASSETS	$1,248,514	$371,747	$991,918	$180,915
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,248,514; $371,747; $991,918; and $180,915 and shares outstanding of 107,096,886; 39,507,737; 99,027,721; and 18,091,754, respectively	$11.66	$9.41	$10.02	$10.00
NUMBER OF SHARES AUTHORIZED	250,000,000	100,000,000	200,000,000	100,000,000
Investments at Cost	$1,190,455	$415,496	$977,106	$173,319
NET ASSETS CONSIST OF:
Paid-In Capital	$1,200,760	$415,010	$994,376	$181,548
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	10,384	3,952	2,170	439
Accumulated Net Realized Gain (Loss)	6,294	416	(17)	(23)
Net Unrealized Appreciation (Depreciation)	31,076	(47,631)	(4,611)	(1,049)
NET ASSETS	$1,248,514	$371,747	$991,918	$180,915

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	U.S. Large Company Portfolio*		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$12,465	$10,384	$129,590	$107,865	—	$1,151
Dividends	$63,263	$61,012	—	—	—	—	$10,639	3,501
Interest	1,479	2,667	—	—	—	—	394	307
Income from Securities Lending	1,337	611	—	—	—	—	2,353	252
Expenses Allocated from Affiliated Investment Company	(1,269)	(1,362)	—	—	—	—	—	—
Total Investment Income	64,810	62,928	12,465	10,384	129,590	107,865	13,386	5,211
Expenses
Investment Advisory Services Fees	—	—	—	—	—	—	750	269
Administrative Services Fees	2,852	3,049	380	548	9,628	11,232	1,875	865
Accounting & Transfer Agent Fees	55	56	16	18	105	113	104	49
Shareholder Servicing Fees —
Class R1 Shares	—	—	—	—	—	—	26	—
Class R2 Shares	—	—	—	—	—	—	2	—
Custodian Fees	—	—	—	—	—	—	34	14
Filing Fees	142	106	35	30	285	214	103	32
Shareholders' Reports	115	74	10	10	242	127	67	51
Directors'/Trustees' Fees & Expenses	—	23	—	1	—	68	—	3
Professional Fees	24	43	4	6	49	97	16	23
Other	22	12	2	4	40	24	20	19
Total Expenses	3,210	3,363	447	617	10,349	11,875	2,997	1,325
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	31	89	—	—	—	—	—	—
Net Expenses	3,241	3,452	447	617	10,349	11,875	2,997	1,325
Net Investment Income (Loss)	61,569	59,476	12,018	9,767	119,241	95,990	10,389	3,886
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	8,681	26,075	—	346,023	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(104,970)	3,775	(11,592)	3,051	(63,378)	(16,877)	(2,137)	(2,825)
Futures	(17,555)	714	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(1,194,131)	164,399	(116,750)	(13,649)	(2,981,497)	(537,538)	(319,766)	(75,837)
Futures	521	(288)	—	—	—	—	3	—
Net Realized and Unrealized Gain (Loss)	(1,316,135)	168,600	(119,661)	15,477	(3,044,875)	(208,392)	(321,900)	(51,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,254,566)	$228,076	$(107,643)	$25,244	$(2,925,634)	$(112,402)	$(311,511)	$(48,108)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$82,415	$120,998	—	—	—	—	—	—
Dividends	—	—	$22,861	$15,988	$48,563	$36,771	$15,666	$10,726
Interest	—	—	377	399	567	1,317	273	570
Income from Securities Lending	—	—	2,192	499	5,011	1,608	2,677	736
Total Investment Income	82,415	120,998	25,430	16,886	54,141	39,696	18,616	12,032
Expenses
Investment Advisory Services Fees	—	—	2,182	1,662	5,405	4,471	2,790	2,203
Administrative Services Fees	21,131	28,167	—	—	—	—	—	—
Accounting & Transfer Agent Fees	117	141	162	127	321	261	123	100
Custodian Fees	—	—	38	43	51	73	31	51
Filing Fees	156	151	113	62	221	222	90	68
Shareholders' Reports	296	233	33	8	88	25	44	14
Directors'/Trustees' Fees & Expenses	—	44	—	3	—	8	—	2
Professional Fees	51	126	30	21	63	44	23	14
Organizational & Offering Costs	—	—	—	—	—	—	—	3
Other	14	39	32	4	62	12	33	5
Total Expenses	21,765	28,901	2,590	1,930	6,211	5,116	3,134	2,460
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	28	—	48	—	69
Net Expenses	21,765	28,901	2,590	1,958	6,211	5,164	3,134	2,529
Net Investment Income (Loss)	60,650	92,097	22,840	14,928	47,930	34,532	15,482	9,503
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(209,110)	(37,370)	(19,218)	(3,304)	(45,734)	(15,734)	(13,893)	(1,810)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	(3,538,529)	(1,754,043)	(553,125)	15,592	(1,104,305)	(32,306)	(400,041)	(41,111)
Futures	—	—	2	—	1	—	—	—
Net Realized and Unrealized Gain (Loss)	(2,701,215)	(915,967)	(572,341)	12,288	(1,150,038)	(48,040)	(413,934)	(42,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,640,565)	$(823,870)	$(549,501)	$27,216	$(1,102,108)	$(13,508)	$(398,452)	$(33,418)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$29,572	$44,797	$48,586	$66,185	—	—
Dividends	$6,442	$127	—	—	—	—	$73,675	$65,263
Interest	271	62	—	—	—	—	288	842
Income from Securities Lending	612	2	—	—	—	—	2,306	771
Total Investment Income	7,325	191	29,572	44,797	48,586	66,185	76,269	66,876
Expenses
Investment Advisory Services Fees	789	18	—	—	—	—	6,845	8,671
Administrative Services Fees	—	—	7,938	11,208	14,755	20,325	—	—
Accounting & Transfer Agent Fees	58	4	48	60	67	83	276	339
Custodian Fees	29	11	—	—	—	—	28	36
Filing Fees	92	3	106	61	128	127	123	121
Shareholders' Reports	9	—	96	78	159	141	139	106
Directors'/Trustees' Fees & Expenses	—	3	—	15	—	17	—	22
Professional Fees	8	—	16	63	28	71	49	68
Organizational & Offering Costs	31	9	—	—	—	—	—	—
Other	14	—	8	21	15	21	63	28
Total Expenses	1,030	48	8,212	11,506	15,152	20,785	7,523	9,391
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	24	(24)	—	—	—	—	—	—
Net Expenses	1,054	24	8,212	11,506	15,152	20,785	7,523	9,391
Net Investment Income (Loss)	6,271	167	21,360	33,291	33,434	45,400	68,746	57,485
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	—	243,531	216,208	379,091	436,439	—	—
Investment Securities	—	—	—	—	—	—	42,861	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,078)	(310)	(116,947)	2,061	(130,372)	(3,367)	(142,397)	181,105
Futures	—	—	—	—	—	—	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(179,572)	(1,432)	(1,073,797)	(321,609)	(1,674,701)	(655,320)	(893,193)	(762,357)
Futures	1	—	—	—	—	—	10	—
Net Realized and Unrealized Gain (Loss)	(186,649)	(1,742)	(947,213)	(103,340)	(1,425,982)	(222,248)	(994,191)	(539,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(180,378)	$(1,575)	$(925,853)	$(70,049)	$(1,392,548)	$(176,848)	$(925,445)	$(482,209)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio**
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period March 6, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	—	—	—	—	$740	—	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0, $0, $10,118, and $6,923, respectively)	—	—	—	—	—	$134,751	$116,289
Interest	—	—	—	—	—	724	886
Income from Securities Lending	—	—	—	—	—	21,115	20,303
Expenses Allocated from Affiliated Investment Company	—	—	—	—	—	(6,281)	(7,403)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	—	—	740	150,309	130,075
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,538, $4,510, $7,639, $3,297, $118, $0, and $0, respectively)	$58,020	$54,192	$78,613	$41,557	1,658	—	—
Interest	260	350	460	797	55	295	391
Income from Securities Lending	3,484	2,853	6,958	3,111	78	—	—
Total Fund Investment Income	61,764	57,395	86,031	45,465	1,791	295	391
Fund Expenses
Investment Advisory Services Fees	4,438	4,910	7,918	5,482	264	—	—
Administrative Services Fees	—	—	—	—	—	18,152	21,375
Accounting & Transfer Agent Fees	224	241	276	194	24	78	85
Custodian Fees	267	281	590	515	181	—	—
Filing Fees	66	63	194	146	16	137	96
Shareholders' Reports	105	71	94	32	2	192	113
Directors'/Trustees' Fees & Expenses	—	16	—	12	—	—	49
Professional Fees	44	44	56	31	2	50	72
Organizational & Offering Costs	—	—	—	—	34	—	—
Other	43	37	65	18	4	35	19
Total Expenses	5,187	5,663	9,193	6,430	527	18,644	21,809
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	—	(167)	—	—
Net Expenses	5,187	5,663	9,193	6,430	360	18,644	21,809
Net Investment Income (Loss)	56,577	51,732	76,838	39,035	2,171	131,960	108,657
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,013)	37,442	(11,335)	24,982	(2,290)	(120,455)	331,045
Futures	—	—	—	—	—	(569)	—
Foreign Currency Transactions	(1,346)	174	(911)	105	6	(3,640)	1,035
In-Kind Redemptions	14,987 *	—	7,590 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,012,012)	231,080	(1,484,029)	105,889	(87,743)	(2,759,513)	162,772
Futures	—	—	15	—	1	(1)	—
Translation of Foreign Currency Denominated Amounts	65	(44)	73	59	56	188	160
Net Realized and Unrealized Gain (Loss)	(1,017,319)	268,652	(1,488,597)	131,035	(89,970)	(2,883,990)	495,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$(960,742)	$320,384	$(1,411,759)	$170,070	$(87,799)	$(2,752,030)	$603,669

*  See Note N in the Notes to Financial Statements.

**  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Japanese Small Company Portfolio*		Asia Pacific Small Company Portfolio*		United Kingdom Small Company Portfolio*		Continental Small Company Portfolio*
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $247, $207, $92, $53, $3, $0, $636, and $378, respectively)	$3,300	$2,749	$4,282	$3,613	$1,366	$1,127	$4,361	$2,959
Interest	8	34	22	34	4	3	26	16
Income from Securities Lending	1,179	1,431	685	614	18	3	673	491
Expenses Allocated from Affiliated Investment Companies	(214)	(272)	(164)	(174)	(43)	(49)	(193)	(209)
Total Net Investment Income Received from Affiliated Investment Companies	4,273	3,942	4,825	4,087	1,345	1,084	4,867	3,257
Expenses
Administrative Services Fees	650	814	446	454	139	158	556	599
Accounting & Transfer Agent Fees	15	16	14	14	12	14	14	15
Filing Fees	17	20	20	21	15	15	22	21
Shareholders' Reports	6	5	6	4	2	1	6	4
Directors'/Trustees' Fees & Expenses	—	1	—	2	—	—	—	2
Professional Fees	34	5	26	3	10	2	30	3
Other	3	4	9	2	4	4	5	3
Total Expenses	725	865	521	500	182	194	633	647
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	5	4	34	(19)	(9)	—	56
Net Expenses	725	870	525	534	163	185	633	703
Net Investment Income (Loss)	3,548	3,072	4,300	3,553	1,182	899	4,234	2,554
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(22,824)	(7,840)	(21,574)	4,912	(771)	1,545	(16,519)	7,620
Futures	(10)	—	(34)	—	—	—	(16)	—
Foreign Currency Transactions	(46)	(35)	(193)	93	(77)	13	(16)	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(35,124)	365	(69,553)	32,175	(24,744)	(2,123)	(81,292)	4,064
Futures	—	—	—	—	—	—	1	—
Translation of Foreign Currency Denominated Amounts	60	19	(15)	(2)	11	—	(30)	10
Net Realized and Unrealized Gain (Loss)	(57,944)	(7,491)	(91,369)	37,178	(25,581)	(565)	(97,872)	11,733
Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,396)	$(4,419)	$(87,069)	$40,731	$(24,399)	$334	$(93,638)	$14,287

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio		DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007	Period June 4, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period August 14, 2008(a) to Oct. 31, 2008
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$24	—	—	—
Dividends (Net of Foreign Taxes Withheld of $3,569, $521, $0, $18,096, $12,474 and $9, respectively)	$23,281	$4,873	—	$247,081	$197,369	$271
Interest	144	210	8	1,361	1,792	16
Income from Securities Lending	1,002	119	—	22,024	18,729	8
Total Investment Income	24,427	5,202	32	270,466	217,890	295
Expenses
Investment Advisory Services Fees	1,513	456	—	44,953	52,077	37
Administrative Services Fees	—	—	98	—	—	—
Accounting & Transfer Agent Fees	71	33	5	803	903	6
Custodian Fees	123	64	—	1,206	1,557	41
Filing Fees	113	29	5	190	142	3
Shareholders' Reports	47	4	—	277	173	—
Directors'/Trustees' Fees & Expenses	—	3	—	—	73	—
Professional Fees	12	2	3	164	182	1
Organizational & Offering Costs	16	30	17	—	—	5
Other	21	3	3	172	144	1
Total Expenses	1,916	624	131	47,765	55,251	94
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(89)	—	—	(45)
Net Expenses	1,916	624	42	47,765	55,251	49
Net Investment Income (Loss)	22,511	4,578	(10)	222,701	162,639	246
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(13,579)	(3)	(280)	28,945	682,920	(27)
Futures	—	—	—	(1,804)	—	—
Foreign Currency Transactions	(521)	9	—	(3,478)	3,452	(19)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(363,676)	(25,701)	(34,668)	(4,209,886)	(197,398)	(16,902)
Futures	—	—	—	28	—	1
Translation of Foreign Currency Denominated Amounts	(124)	14	—	112	46	15
Net Realized and Unrealized Gain (Loss)	(377,900)	(25,681)	(34,948)	(4,186,083)	489,020	(16,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(355,389)	$(21,103)	$(34,958)	$(3,963,382)	$651,659	$(16,686)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Emerging Markets Portfolio**		Emerging Markets Small Cap Portfolio**		Emerging Markets Core Equity Portfolio		DFA One-Year Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	—	—	—	—	—	—	$106,184	$152,964
Dividends (Net of Foreign Taxes Withheld of $8,215, $7,381, $5,238, $2,250, $2,921, $3,240 and $0, $0, respectively)	$76,217	$74,859	$31,689	$23,439	$48,922	$31,103	—	—
Interest	200	492	107	222	152	384	—	—
Income from Securities Lending	3,743	3,023	3,587	2,665	3,582	1,784	—	—
Expenses Allocated from Affiliated Investment Companies	(4,600)	(5,391)	(3,191)	(3,633)	—	—	—	—
Total Investment Income	75,560	72,983	32,192	22,693	52,656	33,271	106,184	152,964
Expenses
Investment Advisory Services Fees	—	—	—	—	8,838	7,247	—	—
Administrative Services Fees	10,054	11,536	4,706	5,248	—	—	3,110	3,019
Accounting & Transfer Agent Fees	50	52	27	29	204	168	57	54
Custodian Fees	—	—	—	—	1,127	1,061	—	—
Filing Fees	91	48	62	65	85	47	155	136
Shareholders' Reports	125	101	51	43	100	16	119	70
Directors'/Trustees' Fees & Expenses	—	23	—	16	—	10	—	15
Professional Fees	33	40	17	15	65	34	26	38
Other	21	19	12	9	51	33	22	9
Total Expenses	10,374	11,819	4,875	5,425	10,470	8,616	3,489	3,341
Net Investment Income (Loss)	65,186	61,164	27,317	17,268	42,186	24,655	102,695	149,623
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	25,666	138,572	(21,877)	98,170	(64,050)	7,602	(1,880)	(1,012)
Futures	(348)	—	(404)	—	—	—	—	—
Foreign Currency Transactions	(820)	(116)	(1,270)	(319)	(1,282)	(348)	—	—
In-Kind Redemptions	—	—	—	—	1,902 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,562,393)	809,069	(754,950)	268,054	(1,113,650)	426,503	(12,482)	3,935
Futures	30	—	9	—	4	—	—	—
Translation of Foreign Currency Denominated Amounts	(130)	(26)	(175)	74	30	(1)	—	—
Change in Deferred Thailand Capital Gains Tax	2,600	(825)	1,394	(451)	1,150	(772)	—	—
Net Realized and Unrealized Gain (Loss)	(1,535,395)	946,674	(777,273)	365,528	(1,175,896)	432,984	(14,362)	2,923
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,470,209)	$1,007,838	$(749,956)	$382,796	$(1,133,710)	$457,639	$88,333	$152,546

*  See Note N in the Notes to Financial Statements.

**  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Jan. 9, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$123,831	$74,674	—	—	—	—	—
Interest	—	—	$5,608	$33,093	$54,069	$92,242	$95,585
Total Investment Income	123,831	74,674	5,608	33,093	54,069	92,242	95,585
Expenses
Investment Advisory Services Fees	—	—	184	2,205	2,146	8,193	7,265
Administrative Services Fees	2,920	2,761	—	—	—	—	—
Accounting & Transfer Agent Fees	54	49	34	143	138	391	344
Custodian Fees	—	—	12	12	13	211	285
Filing Fees	112	100	28	59	61	127	131
Shareholders' Reports	123	78	3	52	35	138	67
Directors'/Trustees' Fees & Expenses	—	13	—	—	6	—	24
Professional Fees	25	35	2	25	24	71	58
Organizational & Offering Costs	—	—	32	—	—	—	—
Other	27	10	3	17	9	50	21
Total Expenses	3,261	3,046	298	2,513	2,432	9,181	8,195
Net Investment Income (Loss)	120,570	71,628	5,310	30,580	51,637	83,061	87,390
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(784)	(792)	84	2,704	—	(7,737)	(13,531)
Foreign Currency Transactions	—	—	(7,531)	—	—	(17,965)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(28,565)	65,338	(28,840)	4,964	645	8,004	31,164
Translation of Foreign Currency Denominated Amounts	—	—	(472)	—	—	(14,921)	67,297
Net Realized and Unrealized Gain (Loss)	(29,349)	64,546	(36,759)	7,668	645	(32,619)	55,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$91,221	$136,174	$(31,449)	$38,248	$52,282	$50,442	$143,056

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Investment Income
Interest	$57,408	$52,592	$22,691	$4,412	$20,534	$27,485	$4,041	$1,633
Total Investment Income	57,408	52,592	22,691	4,412	20,534	27,485	4,041	1,633
Expenses
Investment Advisory Services Fees	1,254	1,086	316	92	1,813	1,666	318	93
Accounting & Transfer Agent Fees	160	139	54	30	120	112	36	18
Custodian Fees	14	12	4	2	12	12	3	2
Filing Fees	70	74	41	16	50	47	38	11
Shareholders' Reports	49	23	20	6	28	15	4	1
Directors'/Trustees' Fees & Expenses	—	12	—	2	—	3	—	1
Professional Fees	27	23	7	3	19	16	3	6
Organizational & Offering Costs	—	—	—	43	—	—	11	23
Other	20	6	9	1	15	5	6	1
Total Expenses	1,594	1,375	451	195	2,057	1,876	419	156
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	31	(11)	—	—	16	(16)
Net Expenses	1,594	1,375	482	184	2,057	1,876	435	140
Net Investment Income (Loss)	55,814	51,217	22,209	4,228	18,477	25,609	3,606	1,493
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	6,370	99	416	—	—	—	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(24,474)	43,651	(60,021)	11,920	(3,435)	2,926	(1,259)	210
Net Realized and Unrealized Gain (Loss)	(18,104)	43,750	(59,605)	11,920	(3,435)	2,926	(1,278)	206
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,710	$94,967	$(37,396)	$16,148	$15,042	$28,535	$2,328	$1,699

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio			Enhanced U.S. Large Company Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,569	$59,476	$45,195	$12,018	$9,767	$3,907
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	8,681	26,075	4,136
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(104,970)	3,775	(8,405)	(11,592)	3,051	277
Futures	(17,555)	714	2,338	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(1,194,131)	164,399	297,153	(116,750)	(13,649)	32,933
Futures	521	(288)	(1,669)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,254,566)	228,076	334,612	(107,643)	25,244	41,253
Distributions From:
Net Investment Income:
Institutional Class Shares	(67,060)	(55,847)	(41,748)	(10,906)	(11,397)	(5,651)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(4,842)	(11,623)	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(17,601)	(1,991)	—
Total Distributions	(67,060)	(55,847)	(41,748)	(33,349)	(25,011)	(5,651)
Capital Share Transactions (1):
Shares Issued	1,128,680	906,212	832,648	75,527	93,808	105,090
Shares Issued in Lieu of Cash Distributions	59,339	51,856	39,758	32,429	24,050	5,584
Shares Redeemed	(738,188)	(583,275)	(384,587)	(103,683)	(128,257)	(112,603)
Net Increase (Decrease) from Capital Share Transactions	449,831	374,793	487,819	4,273	(10,399)	(1,929)
Total Increase (Decrease) in Net Assets	(871,795)	547,022	780,683	(136,719)	(10,166)	33,673
Net Assets
Beginning of Period	3,415,833	2,868,811	2,088,128	337,050	347,216	313,543
End of Period	$2,544,038	$3,415,833	$2,868,811	$200,331	$337,050	$347,216
(1) Shares Issued and Redeemed:
Shares Issued	29,917	21,005	21,866	9,136	8,538	10,401
Shares Issued in Lieu of Cash Distributions	1,514	1,222	1,066	3,364	2,263	570
Shares Redeemed	(20,702)	(13,462)	(10,136)	(12,436)	(11,632)	(11,186)
	10,729	8,765	12,796	64	(831)	(215)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$10,863	$16,354	$12,725	$15,378	$4	$1,634

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Cap Value Portfolio			U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$119,241	$95,990	$82,268	$10,389	$3,886	$2,256
Capital Gain Distributions Received from Affiliated Investment Companies	—	346,023	138,196	—	26,668	16,223
Net Realized Gain (Loss) on
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(63,378)	(16,877)	1,724	(2,137)	(2,825)	250
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(2,981,497)	(537,538)	642,594	(319,766)	(75,837)	14,804
Futures	—	—	—	3	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,925,634)	(112,402)	864,782	(311,511)	(48,108)	33,533
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	(351)	—	—
Class R2 Shares	—	—	—	(10)	—	—
Institutional Class Shares	(113,742)	(88,197)	(71,162)	(7,766)	(3,642)	(2,666)
Net Short-Term Gains:
Institutional Class Shares	(304)	(10,685)	(9,775)	—	(5,313)	(4,163)
Net Long-Term Gains:
Institutional Class Shares	(315,650)	(127,166)	(1,645)	(14,019)	(11,902)	(10,180)
Total Distributions	(429,696)	(226,048)	(82,582)	(22,146)	(20,857)	(17,009)
Capital Share Transactions (1):
Shares Issued	2,629,415	2,547,717	2,237,439	975,465	500,717 *	49,909
Shares Issued in Lieu of Cash Distributions	398,086	203,411	72,993	21,294	18,152	13,833
Shares Redeemed	(1,877,275)	(1,287,212)	(728,629)	(335,145)	(110,437)	(37,523)
Net Increase (Decrease) from Capital Share Transactions	1,150,226	1,463,916	1,581,803	661,614	408,432	26,219
Total Increase (Decrease) in Net Assets	(2,205,104)	1,125,466	2,364,003	327,957	339,467	42,743
Net Assets
Beginning of Period	7,535,552	6,410,086	4,046,083	554,805	215,338	172,595
End of Period	$5,330,448	$7,535,552	$6,410,086	$882,762	$554,805	$215,338
(1) Shares Issued and Redeemed:
Shares Issued	131,947	97,946	96,122	71,448	28,579	2,870
Shares Issued in Lieu of Cash Distributions	17,729	8,025	3,257	1,447	1,060	876
Shares Redeemed	(92,441)	(50,063)	(31,524)	(25,199)	(6,247)	(2,182)
	57,235	55,908	67,855	47,696	23,392	1,564
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$25,004	$23,690	$21,790	$2,098	$794	$225

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio			U.S. Core Equity 1 Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,650	$92,097	$72,762	$22,840	$14,928	$5,932
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	658,949	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(209,110)	(37,370)	(4,180)	(19,218)	(3,304)	1,503
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	(3,538,529)	(1,754,043)	697,484	(553,125)	15,592	52,372
Futures	—	—	—	2	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,640,565)	(823,870)	1,425,015	(549,501)	27,216	59,807
Distributions From:
Net Investment Income:
Institutional Class Shares	(74,354)	(85,546)	(58,998)	(22,927)	(14,899)	(5,955)
Net Short-Term Gains:
Institutional Class Shares	—	(72,477)	(34,788)	—	(578)	(13)
Net Long-Term Gains:
Institutional Class Shares	(746,639)	(592,599)	(507,342)	—	(1,040)	—
Total Distributions	(820,993)	(750,622)	(601,128)	(22,927)	(16,517)	(5,968)
Capital Share Transactions (1):
Shares Issued	1,857,448	2,756,160	1,772,199	1,087,323	609,131	487,106
Shares Issued in Lieu of Cash Distributions	798,952	722,554	575,437	21,544	16,079	5,909
Shares Redeemed	(2,493,743)	(1,839,654)	(1,357,479)	(425,908)	(78,148)	(18,175)
Net Increase (Decrease) from Capital Share Transactions	162,657	1,639,060	990,157	682,959	547,062	474,840
Total Increase (Decrease) in Net Assets	(3,298,901)	64,568	1,814,044	110,531	557,761	528,679
Net Assets
Beginning of Period	8,802,846	8,738,278	6,924,234	1,210,031	652,270	123,591
End of Period	$5,503,945	$8,802,846	$8,738,278	$1,320,562	$1,210,031	$652,270
(1) Shares Issued and Redeemed:
Shares Issued	84,519	93,005	60,848	107,874	50,720	45,767
Shares Issued in Lieu of Cash Distributions	34,137	24,691	21,722	2,264	1,371	550
Shares Redeemed	(113,726)	(62,068)	(46,827)	(43,396)	(6,544)	(1,697)
	4,930	55,628	35,743	66,742	45,547	44,620
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$31,701	$8,847	$8,394	$257	$344	$366

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 2 Portfolio			U.S. Vector Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$47,930	$34,532	$9,455	$15,482	$9,503	2,530
Net Realized Gain (Loss) on Investment Securities Sold	(45,734)	(15,734)	2,921	(13,893)	(1,810)	6,315
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,104,305)	(32,306)	95,057	(400,041)	(41,111)	35,256
Futures	1	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,102,108)	(13,508)	107,433	(398,452)	(33,418)	44,101
Distributions From:
Net Investment Income:
Institutional Class Shares	(48,004)	(34,490)	(9,388)	(14,964)	(7,650)	(1,296)
Net Short-Term Gains:
Institutional Class Shares	—	(1,625)	(20)	—	(6,329)	—
Net Long-Term Gains:
Institutional Class Shares	—	(1,516)	—	—	—	—
Total Distributions	(48,004)	(37,631)	(9,408)	(14,964)	(13,979)	(1,296)
Capital Share Transactions (1):
Shares Issued	1,647,226	2,019,061	957,339	599,481	689,895	388,675
Shares Issued in Lieu of Cash Distributions	47,199	37,027	9,288	14,671	13,800	1,293
Shares Redeemed	(982,705)	(281,839)	(30,420)	(309,855)	(99,868)	(29,461)
Net Increase (Decrease) from Capital Share Transactions	711,720	1,774,249	936,207	304,297	603,827	360,507
Total Increase (Decrease) in Net Assets	(438,392)	1,723,110	1,034,232	(109,119)	556,430	403,312
Net Assets
Beginning of Period	2,939,420	1,216,310	182,078	959,742	403,312	—
End of Period	$2,501,028	$2,939,420	$1,216,310	$850,623	$959,742	$403,312
(1) Shares Issued and Redeemed:
Shares Issued	166,628	165,360	88,583	59,904	57,308	36,777
Shares Issued in Lieu of Cash Distributions	5,013	3,137	852	1,411	1,170	121
Shares Redeemed	(97,859)	(23,138)	(2,811)	(31,898)	(8,342)	(2,696)
	73,782	145,359	86,624	29,417	50,136	34,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$399	$473	$581	$3,637	$3,119	$1,276

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,271	$167	$21,360	$33,291	$24,118
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	243,531	216,208	170,953
Net Realized Gain (Loss) on
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,078)	(310)	(116,947)	2,061	(5,181)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(179,572)	(1,432)	(1,073,797)	(321,609)	233,973
Futures	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,378)	(1,575)	(925,853)	(70,049)	423,863
Distributions From:
Net Investment Income:
Institutional Class Shares	(4,648)	—	(26,222)	(32,047)	(18,099)
Net Short-Term Gains:
Institutional Class Shares	—	—	(8,922)	(34,803)	(31,411)
Net Long-Term Gains:
Institutional Class Shares	—	—	(173,725)	(134,723)	(117,599)
Total Distributions	(4,648)	—	(208,869)	(201,573)	(167,109)
Capital Share Transactions (1):
Shares Issued	995,838	120,639	937,947	727,472	724,661
Shares Issued in Lieu of Cash Distributions	4,587	—	204,052	197,467	164,466
Shares Redeemed	(336,741)	(12,557)	(1,225,521)	(665,423)	(490,352)
Net Increase (Decrease) from Capital Share Transactions	663,684	108,082	(83,522)	259,516	398,775
Total Increase (Decrease) in Net Assets	478,658	106,507	(1,218,244)	(12,106)	655,529
Net Assets
Beginning of Period	106,507	—	3,285,093	3,297,199	2,641,670
End of Period	$585,165	$106,507	$2,066,849	$3,285,093	$3,297,199
(1) Shares Issued and Redeemed:
Shares Issued	125,252	12,664	54,875	33,265	34,475
Shares Issued in Lieu of Cash Distributions	543	—	10,771	9,289	8,437
Shares Redeemed	(44,316)	(1,335)	(70,022)	(30,180)	(23,449)
	81,479	11,329	(4,376)	12,374	19,463
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,827	$173	$7,754	$3,498	$4,811

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Micro Cap Portfolio			DFA Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,434	$45,400	$28,402	$68,746	$57,485	$50,355
Capital Gain Distributions Received from:
Affiliated Investment Companies	379,091	436,439	409,412	—	—	—
Investment Securities	—	—	—	42,861	41,558	17,858
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(130,372)	(3,367)	(7,358)	(142,397)	181,105	75,136
Futures	—	—	—	(1,472)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(1,674,701)	(655,320)	160,973	(893,193)	(762,357)	610,102
Futures	—	—	—	10	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,392,548)	(176,848)	591,429	(925,445)	(482,209)	753,451
Distributions From:
Net Investment Income:
Institutional Class Shares	(42,596)	(40,532)	(20,854)	(31,389)	(62,692)	(79,145)
Net Short-Term Gains:
Institutional Class Shares	(40,254)	(62,657)	(72,770)	(3,305)	(2,939)	—
Net Long-Term Gains:
Institutional Class Shares	(350,779)	(324,224)	(208,506)	(200,903)	(70,533)	(28,912)
Total Distributions	(433,629)	(427,413)	(302,130)	(235,597)	(136,164)	(108,057)
Capital Share Transactions (1):
Shares Issued	799,061	1,088,866	1,028,184	946,371	1,093,839	711,130
Shares Issued in Lieu of Cash Distributions	425,522	415,408	289,242	232,037	133,705	105,884
Shares Redeemed	(1,174,552)	(1,023,645)	(732,233)	(941,862)	(774,740)	(462,032)
Net Increase (Decrease) from Capital Share Transactions	50,031	480,629	585,193	236,546	452,804	354,982
Total Increase (Decrease) in Net Assets	(1,776,146)	(123,632)	874,492	(924,496)	(165,569)	1,000,376
Net Assets
Beginning of Period	4,700,371	4,824,003	3,949,511	2,671,457	2,837,026	1,836,650
End of Period	$2,924,225	$4,700,371	$4,824,003	$1,746,961	$2,671,457	$2,837,026
(1) Shares Issued and Redeemed:
Shares Issued	65,963	68,282	65,144	41,914	34,996	24,946
Shares Issued in Lieu of Cash Distributions	32,229	26,806	19,632	9,889	4,257	3,849
Shares Redeemed	(97,545)	(64,141)	(46,421)	(41,934)	(24,958)	(16,184)
	647	30,947	38,355	9,869	14,295	12,611
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$36,069	$6,812	$4,469	$34,213	$161	$(209)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio			International Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,577	$51,732	$35,857	$76,838	$39,035	$10,384
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,013)	37,442	16,379	(11,335)	24,982	2,392
Foreign Currency Transactions	(1,346)	174	17	(911)	105	(150)
In-Kind Redemptions	14,987 *	—	—	7,590 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,012,012)	231,080	286,181	(1,484,029)	105,889	96,717
Futures	—	—	—	15	—	—
Translation of Foreign Currency Denominated Amounts	65	(44)	147	73	59	21
Net Increase (Decrease) in Net Assets Resulting from Operations	(960,742)	320,384	338,581	(1,411,759)	170,070	109,364
Distributions From:
Net Investment Income:
Institutional Class Shares	(53,392)	(51,063)	(40,654)	(76,637)	(38,518)	(9,763)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(7,592)	(2,252)	—
Net Long-Term Gains:
Institutional Class Shares	(28,968)	—	—	(17,164)	(205)	—
Total Distributions	(82,360)	(51,063)	(40,654)	(101,393)	(40,975)	(9,763)
Capital Share Transactions (1):
Shares Issued	534,434	529,554	389,496	1,729,052	1,460,555	641,548
Shares Issued in Lieu of Cash Distributions	78,686	47,880	37,524	97,113	39,306	9,439
Shares Redeemed	(587,338)*	(295,814)	(177,163)	(674,151)*	(137,846)	(20,760)
Net Increase (Decrease) from Capital Share Transactions	25,782	281,620	249,857	1,152,014	1,362,015	630,227
Total Increase (Decrease) in Net Assets	(1,017,320)	550,941	547,784	(361,138)	1,491,110	729,828
Net Assets
Beginning of Period	2,224,180	1,673,239	1,125,455	2,342,187	851,077	121,249
End of Period	$1,206,860	$2,224,180	$1,673,239	$1,981,049	$2,342,187	$851,077
(1) Shares Issued and Redeemed:
Shares Issued	24,768	20,502	18,097	156,232	103,681	55,322
Shares Issued in Lieu of Cash Distributions	3,394	1,862	1,796	8,456	2,819	820
Shares Redeemed	(28,525)	(11,428)	(8,223)	(62,282)	(9,741)	(1,765)
	(363)	10,936	11,670	102,406	96,759	54,377
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$449	$(1,254)	$(1,125)	$(485)	$1,609	$860

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio			Japanese Small Company Portfolio
	Period Mar. 6, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,171	$131,960	$108,657	$76,419	$3,548	$3,072	$2,264
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,290)	(120,455)	331,045	164,696	(22,824)	(7,840)	(2,237)
Futures	—	(569)	—	—	(10)	—	—
Foreign Currency Transactions	6	(3,640)	1,035	(124)	(46)	(35)	(10)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(87,743)	(2,759,513)	162,772	653,248	(35,124)	365	(6,622)
Futures	1	(1)	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	56	188	160	329	60	19	30
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,799)	(2,752,030)	603,669	894,568	(54,396)	(4,419)	(6,575)
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,192)	(132,809)	(114,210)	(72,041)	(3,574)	(2,759)	(2,258)
Net Short-Term Gains:
Institutional Class Shares	—	(36,135)	(28,033)	(13,690)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(278,291)	(129,328)	(118,813)	—	—	—
Total Distributions	(1,192)	(447,235)	(271,571)	(204,544)	(3,574)	(2,759)	(2,258)
Capital Share Transactions (1):
Shares Issued	408,243	1,327,412	1,085,538	1,415,453	32,726	102,980	58,289
Shares Issued in Lieu of Cash Distributions	1,155	430,141	258,985	194,947	3,367	2,746	2,247
Shares Redeemed	(92,089)	(1,071,124)	(625,483)	(479,584)	(43,830)	(68,425)	(52,741)
Net Increase (Decrease) from Capital Share Transactions	317,309	686,429	719,040	1,130,816	(7,737)	37,301	7,795
Total Increase (Decrease) in Net Assets	228,318	(2,512,836)	1,051,138	1,820,840	(65,707)	30,123	(1,038)
Net Assets
Beginning of Period	—	5,597,209	4,546,071	2,725,231	199,080	168,957	169,995
End of Period	$228,318	$3,084,373	$5,597,209	$4,546,071	$133,373	$199,080	$168,957
(1) Shares Issued and Redeemed:
Shares Issued	51,464	83,183	52,082	80,962	2,312	5,861	3,085
Shares Issued in Lieu of Cash Distributions	124	24,110	13,230	11,924	220	157	122
Shares Redeemed	(12,532)	(70,097)	(30,074)	(27,283)	(3,276)	(3,939)	(2,859)
	39,056	37,196	35,238	65,603	(744)	2,079	348
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,014	$8,898	$6,151	$11,888	$964	$894	$489

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio			United Kingdom Small Company Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,300	$3,553	$2,007	$1,182	$899	$552
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,574)	4,912	(863)	(771)	1,545	1,355
Futures	(34)	—	—	—	—	—
Foreign Currency Transactions	(193)	93	(40)	(77)	13	10
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(69,553)	32,175	16,555	(24,744)	(2,123)	7,425
Translation of Foreign Currency Denominated Amounts	(15)	(2)	1	11	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,069)	40,731	17,660	(24,399)	334	9,342
Distributions From:
Net Investment Income:
Institutional Class Shares	(4,433)	(3,089)	(1,662)	(1,104)	(1,097)	(594)
Return of Capital	—	—	—	(19)	—	—
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(123)	(217)	(167)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(1,311)	(1,092)	(851)
Total Distributions	(4,433)	(3,089)	(1,662)	(2,557)	(2,406)	(1,612)
Capital Share Transactions (1):
Shares Issued	51,749	58,296	23,659	25,474	11,009	4,976
Shares Issued in Lieu of Cash Distributions	4,090	3,008	1,630	2,517	2,404	1,611
Shares Redeemed	(46,600)	(24,176)	(8,677)	(12,291)	(6,010)	(3,087)
Net Increase (Decrease) from Capital Share Transactions	9,239	37,128	16,612	15,700	7,403	3,500
Total Increase (Decrease) in Net Assets	(82,263)	74,770	32,610	(11,256)	5,331	11,230
Net Assets
Beginning of Period	146,307	71,537	38,927	37,139	31,808	20,578
End of Period	$64,044	$146,307	$71,537	$25,883	$37,139	$31,808
(1) Shares Issued and Redeemed:
Shares Issued	2,384	2,409	1,385	1,087	327	178
Shares Issued in Lieu of Cash Distributions	168	131	103	96	74	65
Shares Redeemed	(2,157)	(979)	(505)	(556)	(179)	(113)
	395	1,561	983	627	222	130
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$412	$621	$163	$(41)	$(171)	—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Continental Small Company Portfolio			DFA International Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,234	$2,554	$1,251	$22,511	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	(16,519)	7,620	2,501	(13,579)	(3)
Futures	(16)	—	—	—	—
Foreign Currency Transactions	(16)	39	—	(521)	9
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(81,292)	4,064	22,126	(363,676)	(25,701)
Futures	1	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(30)	10	6	(124)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,638)	14,287	25,884	(355,389)	(21,103)
Distributions From:
Net Investment Income:
Institutional Class Shares	(3,979)	(2,638)	(1,315)	(19,783)	(2,361)
Return of Capital	(97)	—	—	—	—
Net Short-Term Gains:
Institutional Class Shares	(347)	(549)	(152)	—	—
Net Long-Term Gains:
Institutional Class Shares	(6,764)	(1,842)	(5,105)	—	—
Total Distributions	(11,187)	(5,029)	(6,572)	(19,783)	(2,361)
Capital Share Transactions (1):
Shares Issued	72,836	94,168	23,819	580,235	375,453
Shares Issued in Lieu of Cash Distributions	10,871	4,921	6,468	19,359	2,263
Shares Redeemed	(55,803)	(27,699)	(11,399)	(166,782)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	27,904	71,390	18,888	432,812	360,304
Total Increase (Decrease) in Net Assets	(76,921)	80,648	38,200	57,640	336,840
Net Assets
Beginning of Period	170,909	90,261	52,061	336,840	—
End of Period	$93,988	$170,909	$90,261	$394,480	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	3,830	4,007	1,338	81,466	37,594
Shares Issued in Lieu of Cash Distributions	539	227	429	2,444	239
Shares Redeemed	(3,056)	(1,195)	(657)	(25,570)	(1,821)
	1,313	3,039	1,110	58,340	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(43)	$(198)	$(32)	$4,089	$1,877

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio			International Vector Equity Portfolio	Emerging Markets Portfolio
	Period June 4, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period August 14, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(10)	$222,701	$162,639	$100,905	$246	$65,186	$61,164	$44,476
Net Realized Gain (Loss) on:
Investment Securities Sold	(280)	28,945	682,920	407,891	(27)	25,666	138,572	27,573
Futures	—	(1,804)	—	—	—	(348)	—	—
Foreign Currency Transactions	—	(3,478)	3,452	944	(19)	(820)	(116)	(570)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,668)	(4,209,886)	(197,398)	940,331	(16,902)	(1,562,393)	809,069	471,238
Futures	—	28	—	—	1	30	—	—
Translation of Foreign Currency Denominated Amounts	—	112	46	622	15	(130)	(26)	(23)
Change in Deferred Thailand Capital Gains Tax	—	—	—	—	—	2,600	(825)	883
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,958)	(3,963,382)	651,659	1,450,693	(16,686)	(1,470,209)	1,007,838	543,577
Distributions From:
Net Investment Income:
Institutional Class Shares	—	(245,481)	(179,161)	(99,195)	—	(63,916)	(50,360)	(53,784)
Net Short-Term Gains:
Institutional Class Shares	—	(65,513)	(22,039)	(25,926)	—	(855)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(533,622)	(365,355)	(160,786)	—	(126,608)	(14,375)	—
Total Distributions	—	(844,616)	(566,555)	(285,907)	—	(191,379)	(64,735)	(53,784)
Capital Share Transactions (1):
Shares Issued	144,246	2,492,365	2,243,987	1,837,883	88,814	564,637	654,824	660,484
Shares Issued in Lieu of Cash Distributions	—	812,456	539,597	270,084	—	160,500	52,208	43,208
Shares Redeemed	(18,616)	(1,877,934)	(1,420,896)	(668,114)	(5,354)	(943,731)	(606,683)	(653,681)
Net Increase (Decrease) from Capital Share Transactions	125,630	1,426,887	1,362,688	1,439,853	83,460	(218,594)	100,349	50,011
Total Increase (Decrease) in Net Assets	90,672	(3,381,111)	1,447,792	2,604,639	66,774	(1,880,182)	1,043,452	539,804
Net Assets
Beginning of Period	—	8,180,859	6,733,067	4,128,428	—	3,388,442	2,344,990	1,805,186
End of Period	$90,672	$4,799,748	$8,180,859	$6,733,067	$66,774	$1,508,260	$3,388,442	$2,344,990
(1) Shares Issued and Redeemed:
Shares Issued	17,468	143,771	98,177	94,173	10,648	20,801	21,863	29,503
Shares Issued in Lieu of Cash Distributions	—	43,511	25,571	15,209	—	5,181	1,846	2,071
Shares Redeemed	(2,460)	(114,727)	(62,812)	(34,273)	(741)	(33,697)	(19,853)	(30,000)
	15,008	72,555	60,936	75,109	9,907	(7,715)	3,856	1,574
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6	$681	$33,083	$14,322	$232	$5,826	$10,896	$3,623

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Small Cap Portfolio			Emerging Markets Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,317	$17,268	$12,622	$42,186	$24,655	$9,949
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,877)	98,170	56,591	(64,050)	7,602	3,174
Futures	(404)	—	—	—	—	—
Foreign Currency Transactions	(1,270)	(319)	(457)	(1,282)	(348)	(915)
In-Kind Redemptions	—	—	—	1,902 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(754,950)	268,054	149,128	(1,113,650)	426,503	134,318
Futures	9	—	—	4	—	—
Translation of Foreign Currency Denominated Amounts	(175)	74	5	30	(1)	18
Change in Deferred Thailand Capital Gains Tax	1,394	(451)	(387)	1,150	(772)	(380)
Net Increase (Decrease) in Net Assets Resulting from Operations	(749,956)	382,796	217,502	(1,133,710)	457,639	146,164
Distributions From:
Net Investment Income:
Institutional Class Shares	(24,950)	(13,632)	(11,250)	(40,942)	(23,343)	(8,470)
Return of Capital	—	—	—	(204)	—	—
Net Short-Term Gains:
Institutional Class Shares	(7,087)	(5,938)	(3,016)	(1,827)	(1,657)	(80)
Net Long-Term Gains:
Institutional Class Shares	(83,694)	(46,706)	(8,357)	(5,265)	(1,602)	—
Total Distributions	(115,731)	(66,276)	(22,623)	(48,238)	(26,602)	(8,550)
Capital Share Transactions (1):
Shares Issued	293,300	507,036	275,906	940,532	857,837	545,478
Shares Issued in Lieu of Cash Distributions	95,251	60,107	20,057	47,045	25,903	8,399
Shares Redeemed	(433,687)	(264,459)	(134,272)	(479,569)*	(307,447)	(87,918)
Net Increase (Decrease) from Capital Share Transactions	(45,136)	302,684	161,691	508,008	576,293	465,959
Total Increase (Decrease) in Net Assets	(910,823)	619,204	356,570	(673,940)	1,007,330	603,573
Net Assets
Beginning of Period	1,458,152	838,948	482,378	1,829,466	822,136	218,563
End of Period	$547,329	$1,458,152	$838,948	$1,155,526	$1,829,466	$822,136
(1) Shares Issued and Redeemed:
Shares Issued	17,412	23,711	18,155	59,236	46,855	41,437
Shares Issued in Lieu of Cash Distributions	4,649	3,382	1,441	3,094	1,454	655
Shares Redeemed	(24,805)	(12,406)	(8,956)	(31,680)	(16,331)	(6,704)
	(2,744)	14,687	10,640	30,650	31,978	35,388
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,451	$2,393	$935	$(45)	$(11)	$1,260

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio			DFA Two-Year Global Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$102,695	$149,623	$88,286	$120,570	$71,628	$15,882
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(1,880)	(1,012)	(5,010)	(784)	(792)	(1,259)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	(12,482)	3,935	19,409	(28,565)	65,338	81,636
Net Increase (Decrease) in Net Assets Resulting from Operations	88,333	152,546	102,685	91,221	136,174	96,259
Distributions From:
Net Investment Income:
Institutional Class Shares	(102,391)	(149,471)	(88,029)	(99,225)	(78,938)	(28,485)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(300)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(299)	—	—
Total Distributions	(102,391)	(149,471)	(88,029)	(99,824)	(78,938)	(28,485)
Capital Share Transactions (1):
Shares Issued	1,593,555	2,045,675	1,537,273	860,433	1,087,521	873,041
Shares Issued in Lieu of Cash Distributions	100,257	146,025	86,450	98,963	78,258	28,271
Shares Redeemed	(1,714,911)	(1,383,749)	(1,173,712)	(923,706)	(548,739)	(538,333)
Net Increase (Decrease) from Capital Share Transactions	(21,099)	807,951	450,011	35,690	617,040	362,979
Total Increase (Decrease) in Net Assets	(35,157)	811,026	464,667	27,087	674,276	430,753
Net Assets
Beginning of Period	3,229,577	2,418,551	1,953,884	3,097,898	2,423,622	1,992,869
End of Period	$3,194,420	$3,229,577	$2,418,551	$3,124,985	$3,097,898	$2,423,622
(1) Shares Issued and Redeemed:
Shares Issued	156,545	200,504	151,526	83,111	105,633	87,913
Shares Issued in Lieu of Cash Distributions	9,865	14,346	8,532	9,614	7,641	2,892
Shares Redeemed	(168,625)	(135,669)	(115,658)	(89,218)	(53,359)	(54,202)
	(2,215)	79,181	44,400	3,507	59,915	36,603
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,703	$545	$393	$78,106	$206	$7,516

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio			DFA Five-Year Global Fixed Income Portfolio
	Period Jan. 9, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,310	$30,580	$51,637	$38,415	$83,061	$87,390	$55,362
Net Realized Gain (Loss) on: Investment Securities Sold	84	2,704	—	(14,641)	(7,737)	(13,531)	(28,108)
Foreign Currency Transactions	(7,531)	—	—	—	(17,965)	(29,264)	8,867
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(28,840)	4,964	645	13,579	8,004	31,164	88,329
Translation of Foreign Currency Denominated Amounts	(472)	—	—	—	(14,921)	67,297	(42,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,449)	38,248	52,282	37,353	50,442	143,056	81,856
Distributions From:
Net Investment Income:
Institutional Class Shares	—	(38,626)	(49,378)	(34,242)	(96,473)	(60,967)	(54,715)
Return of Capital	(68)	—	—	—	(5,349)	—	(4,812)
Total Distributions	(68)	(38,626)	(49,378)	(34,242)	(101,822)	(60,967)	(59,527)
Capital Share Transactions (1):
Shares Issued	300,770	358,924	467,057	404,371	1,006,419	1,355,752	1,042,354
Shares Issued in Lieu of Cash Distributions	68	37,437	48,237	33,604	96,878	58,427	57,853
Shares Redeemed	(71,156)	(497,555)	(233,710)	(257,812)	(1,217,579)	(399,133)	(434,545)
Net Increase (Decrease) from Capital Share Transactions	229,682	(101,194)	281,584	180,163	(114,282)	1,015,046	665,662
Total Increase (Decrease) in Net Assets	198,165	(101,572)	284,488	183,274	(165,662)	1,097,135	687,991
Net Assets
Beginning of Period	—	1,216,609	932,121	748,847	3,484,919	2,387,784	1,699,793
End of Period	$198,165	$1,115,037	$1,216,609	$932,121	$3,319,257	$3,484,919	$2,387,784
(1) Shares Issued and Redeemed:
Shares Issued	29,751	34,739	44,986	39,056	93,497	126,584	100,867
Shares Issued in Lieu of Cash Distributions	7	3,640	4,674	3,260	9,019	5,452	5,639
Shares Redeemed	(7,505)	(48,135)	(22,517)	(24,883)	(113,277)	(37,300)	(42,022)
	22,253	(9,756)	27,143	17,433	(10,761)	94,736	64,484
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4	$5,139	$13,185	$10,926	$1,377	$35,427	$43,308

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio			DFA Inflation-Protected Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Sept. 18, 2006(a) to Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,814	$51,217	$30,134	$22,209	$4,228	$48
Net Realized Gain (Loss) on Investment Securities Sold	6,370	99	272	416	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(24,474)	43,651	9,248	(60,021)	11,920	470
Net Increase (Decrease) in Net Assets Resulting from Operations	37,710	94,967	39,654	(37,396)	16,148	518
Distributions From:
Net Investment Income:
Institutional Class Shares	(59,933)	(46,222)	(25,780)	(19,588)	(2,996)	—
Net Short-Term Gains:
Institutional Class Shares	—	—	(43)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	(112)	(310)	(2,647)	—	—	—
Total Distributions	(60,045)	(46,532)	(28,470)	(19,588)	(2,996)	—
Capital Share Transactions (1):
Shares Issued	443,281	484,902	462,820	273,593	197,991	35,082
Shares Issued in Lieu of Cash Distributions	56,181	42,284	25,656	19,520	2,996	—
Shares Redeemed	(543,466)	(132,160)	(91,806)	(104,785)	(8,035)	(1,301)
Net Increase (Decrease) from Capital Share Transactions	(44,004)	395,026	396,670	188,328	192,952	33,781
Total Increase (Decrease) in Net Assets	(66,339)	443,461	407,854	131,344	206,104	34,299
Net Assets
Beginning of Period	1,314,853	871,392	463,538	240,403	34,299	—
End of Period	$1,248,514	$1,314,853	$871,392	$371,747	$240,403	$34,299
(1) Shares Issued and Redeemed:
Shares Issued	37,222	42,833	41,320	25,237	19,382	3,495
Shares Issued in Lieu of Cash Distributions	4,761	3,751	2,296	1,803	298	—
Shares Redeemed	(45,743)	(11,629)	(8,199)	(9,793)	(786)	(128)
	(3,760)	34,955	35,417	17,247	18,894	3,367
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$10,384	$14,503	$9,508	$3,952	$1,299	$56

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,477	$25,609	$16,753	$3,606	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,435)	2,926	1,352	(1,259)	210
Net Increase (Decrease) in Net Assets Resulting from Operations	15,042	28,535	18,105	2,328	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(18,834)	(24,969)	(16,050)	(3,577)	(1,116)
Total Distributions	(18,834)	(24,969)	(16,050)	(3,577)	(1,116)
Capital Share Transactions (1):
Shares Issued	411,057	452,239	315,794	152,527	143,647
Shares Issued in Lieu of Cash Distributions	18,360	24,353	15,654	3,453	1,060
Shares Redeemed	(382,133)	(229,674)	(147,104)	(102,799)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	47,284	246,918	184,344	53,181	128,400
Total Increase (Decrease) in Net Assets	43,492	250,484	186,399	51,932	128,983
Net Assets
Beginning of Period	948,426	697,942	511,543	128,983	—
End of Period	$991,918	$948,426	$697,942	$180,915	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	40,917	45,158	31,649	15,158	14,330
Shares Issued in Lieu of Cash Distributions	1,829	2,434	1,571	344	106
Shares Redeemed	(38,066)	(22,928)	(14,747)	(10,222)	(1,624)
	4,680	24,664	18,473	5,280	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,170	$2,527	$1,887	$439	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$43.61	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.72	(A)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(14.96)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	(14.24)	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$28.57	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	(33.14	)%(C)	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$2,544,038	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.05	%(B)	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.91	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.39	(A)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.74)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	(3.35)	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.36)	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.73)	(0.43)	—	—	—	—
Total Distributions	(1.09)	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$6.47	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	(33.89	)%(C)	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$200,331	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	4.74	%(B)	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$24.44		$25.40		$21.93		$19.37		$16.14		$13.63
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.83)		(0.43)		3.50		2.49		3.28		2.50
Total From Investment Operations	(8.47)		(0.10)		3.88		2.79		3.44		2.70
Less Distributions
Net Investment Income	(0.35)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)
Net Realized Gains	(1.04)		(0.54)		(0.06)		—		—		—
Total Distributions	(1.39)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)
Net Asset Value, End of Period	$14.58		$24.44		$25.40		$21.93		$19.37		$16.14
Total Return	(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%
Net Assets, End of Period (thousands)	$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428
Ratio of Expenses to Average Net Assets	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	U.S. Targeted Value Portfolio- Class R1 Shares
	Period Jan. 31, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.56)
Total From Investment Operations	(2.47)
Less Distributions
Net Investment Income	(0.10)
Net Realized Gains	—
Total Distributions	(0.10)
Net Asset Value, End of Period	$7.43
Total Return	(24.96	)%(C)
Net Assets, End of Period (thousands)	$25,599
Ratio of Expenses to Average Net Assets	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.24	%(B)(E)
Portfolio Turnover Rate	20	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio- Class R2 Shares
	Period June 30, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.17)
Total From Investment Operations	(2.13)
Less Distributions
Net Investment Income	(0.04)
Net Realized Gains	—
Total Distributions	(0.04)
Net Asset Value, End of Period	$7.83
Total Return	(21.40	)%(C)
Net Assets, End of Period (thousands)	$1,715
Ratio of Expenses to Average Net Assets	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.35	%(B)(E)
Portfolio Turnover Rate	20	%(C)

	U.S. Targeted Value Portfolio- Institutional Class Shares
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.68)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(4.50)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.15)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.55)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$10.84		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	(29.27	)%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$855,448		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.39	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	20	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$26.49		$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.86)		(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(7.68)		(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.22)		(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.27)		(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.49)		(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$16.32		$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.86	%(B)	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.03)	0.35	1.28	0.19
Total From Investment Operations	(3.86)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.16)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$7.81	$11.83	$11.50	$10.22
Total Return	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	5	%(C)	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$11.77	$11.65	$10.24	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.04)	0.13	1.40	0.21
Total From Investment Operations	(3.87)	0.32	1.57	0.24
Less Distributions
Net Investment Income	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.17)	(0.20)	(0.16)	—
Net Asset Value, End of Period	$7.73	$11.77	$11.65	$10.24
Total Return	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	8	%(C)	7%	5%	0	%(C)

U.S. Vector Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.89)	(0.25)	1.73
Total From Investment Operations	(3.74)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	(0.18)	—
Total Distributions	(0.16)	(0.32)	(0.07)
Net Asset Value, End of Period	$7.48	$11.38	$11.79
Total Return	(33.29	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Period Oct. 4, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.12)		(0.62)
Total From Investment Operations	(2.99)		(0.60)
Less Distributions
Net Investment Income	(0.10)		—
Net Realized Gains	—		—
Tax Return of Capital	—		—
Total Distributions	(0.10)		—
Net Asset Value, End of Period	$6.31		$9.40
Total Return	(32.16	)%(C)	(6.00	)%(C)
Net Assets, End of Period (thousands)	$585,165		$106,507
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.75	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	9	%(C)	0	%(C)

	U.S. Small Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.08)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(5.94)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.17)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	(1.35)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$13.35		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.86	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.32)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(4.22)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.13)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.39)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$9.19		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.91	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.28)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(8.64)	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.01	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	13	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(12.06)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(11.38)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	(0.35)	—	—	—	—	—
Total Distributions	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.18	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	12	%(C)	5%	4%	4%	1%	1%

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Period March 6, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$14.35	$12.82	$10.07	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.15	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.76)	1.54	2.71	0.03	(4.15)
Total From Investment Operations	(6.39)	1.89	2.99	0.07	(4.00)
Less Distributions
Net Investment Income	(0.35)	(0.32)	(0.24)	—	(0.15)
Net Realized Gains	(0.15)	(0.04)	—	—	—
Total Distributions	(0.50)	(0.36)	(0.24)	—	(0.15)
Net Asset Value, End of Period	$7.46	$14.35	$12.82	$10.07	$5.85
Total Return	(45.76	)%(C)	14.83%	30.06%	0.70	%(C)	(40.61	)%(C)
Net Assets, End of Period (thousands)	$1,981,049	$2,342,187	$851,077	$121,249	$228,318
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.41%	0.46%	0.90	%(B)(E)	0.85	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.39	%(B)	2.49%	2.35%	1.89	%(B)(E)	3.27	%(B)(E)
Portfolio Turnover Rate	4	%(C)	4%	2%	0	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.78)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(4.49)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$133,373	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.18	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	(17.04)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	(16.21)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$64,044	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.61	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.85	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(15.84)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	(15.07)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Return of Capital	(0.01)	—	—	—	—	—
Total Distributions	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$25,883	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.65	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.52	(A)	0.40	(A)	0.31	(A)	0.21		0.17		0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.32)		3.00		6.28		2.28		3.64		3.83
Total From Investment Operations	(10.80)		3.40		6.59		2.49		3.81		4.32
Less Distributions
Net Investment Income	(0.45)		(0.38)		(0.34)		(0.30)		(0.50)		(0.22)
Net Realized Gains	(0.96)		(0.54)		(1.56)		(0.53)		(1.79)		(0.43)
Return of Capital	(0.01)		—		—		—		—		—
Total Distributions	(1.42)		(0.92)		(1.90)		(0.83)		(2.29)		(0.65)
Net Asset Value, End of Period	$10.73		$22.95		$20.47		$15.78		$14.12		$12.60
Total Return	(49.89	)%(C)	16.99%		46.33%		18.42%		35.91%		52.10%
Net Assets, End of Period (thousands)	$93,988		$170,909		$90,261		$52,061		$33,839		$24,376
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.04	%(B)	1.70%		1.78%		1.77%		1.56%		2.07%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA International Real Estate Securities Portfolio				DFA Global Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Period March 1, 2007(a) to Nov. 30, 2007		Period June 4, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$9.35		$10.00		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.23	(A)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.08)		(0.76)		(3.96)
Total From Investment Operations	(4.74)		(0.53)		(3.96)
Less Distributions
Net Investment Income	(0.43)		(0.12)		—
Net Realized Gains	—		—		—
Return of Capital	—		—		—
Total Distributions	(0.43)		(0.12)		—
Net Asset Value, End of Period	$4.18		$9.35		$6.04
Total Return	(52.85	)%(C)	(5.38	)%(C)	(39.60	)%(C)
Net Assets, End of Period (thousands)	$394,480		$336,840		$90,672
Ratio of Expenses to Average Net Assets	0.44	%(B)	0.48	%(B)(E)	0.54	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.44	%(B)	0.48	%(B)(E)	0.86	%(B)(D)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.20	%(B)	3.50	%(B)(E)	(0.04	)%(B)(E)
Portfolio Turnover Rate	1	%(C)	2	%(C)	N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period August 14, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42	$10.00
Income From Investment
Operations
Net Investment Income (Loss)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.60)	1.66	4.95	2.77	3.85	4.09	(3.32)
Total From Investment Operations	(9.08)	2.12	5.31	3.17	4.08	4.25	(3.26)
Less Distributions
Net Investment Income	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)	—
Net Realized Gains	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—	—
Total Distributions	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)	—
Net Asset Value, End of Period	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52	$6.74
Total Return	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%	(32.60	)%(C)
Net Assets, End of Period (thousands)	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697	$66,774
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%	1.15	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.22	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%	3.01	%(B)(E)
Portfolio Turnover Rate	16	%(C)	18%	14%	13%	10%	10%	0	%(C)

	Emerging Markets Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment
Operations
Net Investment Income (Loss)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(16.85)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	(16.15)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.69)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	(1.34)		(0.16)		—		—		—		—
Total Distributions	(2.03)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$17.05		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.59	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.74		$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(12.95)		6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	(12.51)		7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.41)		(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.49)		(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.90)		(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$9.33		$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$547,329		$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	2.61	%(B)	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.27)	6.10	3.54	1.51
Total From Investment Operations	(10.84)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.08)	(0.06)	—	—
Total Distributions	(0.48)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$9.88	$21.20	$15.13	$11.54
Total Return	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment
Operations
Net Investment Income (Loss)	0.31	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.27		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—	—	(0.12)
Total Distributions	(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.17		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	2.68	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,194,420		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.30	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment
Operations
Net Investment Income (Loss)	0.39	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.09)		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.30		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—	—	—
Total Distributions	(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.36		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	2.93	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,124,985		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.12	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio
	Period Jan. 9, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.39)
Total From Investment Operations	(1.06)
Less Distributions
Net Investment Income	—
Net Realized Gains	—
Return of Capital	(0.03)
Total Distributions	(0.03)
Net Asset Value, End of Period	$8.91
Total Return	(10.67	)%(C)
Net Assets, End of Period (thousands)	$198,165
Ratio of Expenses to Average Net Assets	0.24	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.32	%(B)(E)
Portfolio Turnover Rate	21	%(C)

DFA Five-Year Government Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.33	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	(0.38)	—
Return of Capital	—	—	—	—	—	—
Total Distributions	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	3.25	%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$1,115,037	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	79	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.15	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	(0.42)	(0.10)
Return of Capital	(0.01)	—	(0.02)	—	—	—
Total Distributions	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	1.40	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.53	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	55	%(C)	108%	92%	69%	90%	103%

DFA Intermediate Government Fixed Income Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.32	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Return of Capital	—	—	—	—	—	—
Total Distributions	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	2.73	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,248,514	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.44	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	14	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Period Sept. 18, 2006(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.48)		0.50		0.17
Total From Investment Operations	(0.78)		0.95		0.19
Less Distributions
Net Investment Income	(0.61)		(0.34)		—
Total Distributions	(0.61)		(0.34)		—
Net Asset Value, End of Period	$9.41		$10.80		$10.19
Total Return	(7.90	)%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$371,747		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.14	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	7.01	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	3	%(C)	0%		0	%(C)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.21	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.02	0.02	(0.11)	(0.04)	0.15	(0.06)	0.02
Total From Investment Operations	0.16	0.33	0.30	0.11	0.13	0.31	0.15	0.22
Less Distributions
Net Investment Income	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.22)	(0.15)
Total Distributions	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.22)	(0.15)
Net Asset Value, End of Period	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$10.00	$10.07
Total Return	1.63	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	1.45	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$991,918	$948,426	$697,942	$511,543	$381,709	$213,389	$180,915	$128,983
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.27	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.04	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.27	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0%	0%	2%	6%	0%	17	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-six operational portfolios, of which thirty-six (the "Portfolios") are included in this report and the remaining twenty are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the DFA Global Real Estate Securities Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 10/31/08
U.S. Large Company Portfolio	The U.S. Large Company Series	78%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	79%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	100%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	87%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	95%

	The Continental Small Company Series	91%

	The Canadian Small Company Series	100%

Japanese Small Company Portfolio	The Japanese Small Company Series	13%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	15%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	5%

Continental Small Company Portfolio	The Continental Small Company Series	8%

DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	3%

	DFA International Real Estate Securities Portfolio	9%

Emerging Markets Portfolio	The Emerging Markets Series	93%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	96%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, which invest in the Master Funds indicated. The International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its prorata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity

Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, had not commenced operations as of October 31, 2008. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007 and/or inception date if funds commenced operations prior to adoption date. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$2,544,364	—	—	$2,544,364	—	—	—	—
Enhanced U.S. Large Company Portfolio	200,349	—	—	200,349	—	—	—	—
U.S. Large Cap Value Portfolio	5,331,340	—	—	5,331,340	—	—	—	—
U.S. Targeted Value Portfolio	866,568	$212,933	—	1,079,501	$3	—	—	$3
U.S. Small Cap Value Portfolio	5,505,604	—	—	5,505,604	—	—	—	—
U.S. Core Equity 1 Portfolio	1,332,827	253,794	—	1,586,621	2	—	—	2
U.S. Core Equity 2 Portfolio	2,503,023	475,126	—	2,978,149	1	—	—	1
U.S. Vector Equity Portfolio	847,039	187,104	—	1,034,143	—	—	—	—

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
T.A. U.S. Core Equity 2 Portfolio	$592,765	$56,691	—	$649,456	$1	—	—	$1
U.S. Small Cap Portfolio	2,067,436	—	—	2,067,436	—	—	—	—
U.S. Micro Cap Portfolio	2,925,347	—	—	2,925,347	—	—	—	—
DFA Real Estate Securities Portfolio	1,704,710	504,430	—	2,209,140	10	—	—	10
Large Cap International Portfolio	222,000	1,125,948	—	1,347,948	—	—	—	—
International Core Equity Portfolio	525,783	1,796,102	—	2,321,885	15	—	—	15
T.A. World ex U.S. Core Equity Portfolio	63,189	194,464	—	257,653	1	—	—	1
International Small Company Portfolio	3,076,553	10,033	—	3,086,586	—	—	—	—
Japanese Small Company Portfolio	133,439	—	—	133,439	—	—	—	—
Asia Pacific Small Company Portfolio	64,067	—	—	64,067	—	—	—	—
United Kingdom Small Company Portfolio	25,891	—	—	25,891	—	—	—	—
Continental Small Company Portfolio	94,027	—	—	94,027	—	—	—	—
DFA International Real Estate Securities Portfolio	22,709	483,261	—	505,970	—	—	—	—
DFA Global Real Estate Securities Portfolio	90,447	416	—	90,863	—	—	—	—
DFA International Small Cap Value Portfolio	377,307	5,172,383	—	5,549,690	28	—	—	28
International Vector Equity Portfolio	12,665	59,771	—	72,436	1	—	—	1
Emerging Markets Portfolio	1,508,866	—	—	1,508,866	—	—	—	—
Emerging Markets Small Cap Portfolio	547,574	—	—	547,574	—	—	—	—
Emerging Markets Core Equity Portfolio	432,520	938,914	—	1,371,434	4	—	—	4
DFA One-Year Fixed Income Portfolio	3,194,750	—	—	3,194,750	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	3,125,328	—	—	3,125,328	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	202,939	—	202,939	—	$(6)	—	(6)
DFA Five-Year Government Portfolio	—	1,104,523	—	1,104,523	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,282,240	—	3,282,240	—	(1,429)	—	(1,429)
DFA Intermediate Government Fixed Income Portfolio	—	1,230,031	—	1,230,031	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	369,320	—	369,320	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	11,540	972,496	—	984,036	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	178,384	—	178,384	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Selectively

Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the period December 1, 2007 to October 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

International Vector Equity Portfolio	0.45%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the period December 1, 2007 to October 31, 2008, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

DFA Global Real Estate Securities Portfolio	0.35%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the period December 1, 2007 to October 31, 2008, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$31	$1,308
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	24	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	167
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	—
Asia Pacific Small Company Portfolio (4)	0.47%	4	46
United Kingdom Small Company Portfolio (4)	0.47%	—	49
Continental Small Company Portfolio (4)	0.47%	—	11
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (6)	0.55%	—	89
International Vector Equity Portfolio (5)	0.60%	—	45
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	—
DFA Inflation-Protected Securities Portfolio (5)	0.20%	31	—
DFA Short-Term Municipal Bond Portfolio (7)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	16	—
Class R1 Shares
U.S. Targeted Value Portfolio (8)	0.62%	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (9)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(7) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(8) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(9) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$48

Enhanced U.S. Large Company Portfolio	4

U.S. Large Cap Value Portfolio	102

U.S. Targeted Value Portfolio	12

U.S. Small Cap Value Portfolio	112

U.S. Core Equity 1 Portfolio	20

U.S. Core Equity 2 Portfolio	43

U.S. Vector Equity Portfolio	15

T.A. U.S. Core Equity 2 Portfolio	6

U.S. Small Cap Portfolio	39

U.S. Micro Cap Portfolio	59

DFA Real Estate Securities Portfolio	36

Large Cap International Portfolio	28

International Core Equity Portfolio	36

T.A. World ex U.S. Core Equity Portfolio	1

International Small Company Portfolio	72

Japanese Small Company Portfolio	3

Asia Pacific Small Company Portfolio	2

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	7

DFA Global Real Estate Securities Portfolio	1

DFA International Small Cap Value Portfolio	110

International Vector Equity Portfolio	1

Emerging Markets Portfolio	40

Emerging Markets Small Cap Portfolio	17

Emerging Markets Core Equity Portfolio	$26

DFA One-Year Fixed Income Portfolio	50

DFA Two-Year Global Fixed Income Portfolio	46

DFA Selectively Hedged Global Fixed Income Portfolio	2

DFA Five-Year Government Portfolio	18

DFA Five-Year Global Fixed Income Portfolio	52

DFA Intermediate Government Fixed Income Portfolio	20

DFA Inflation-Protected Securities Portfolio	5

DFA Short-Term Municipal Bond Portfolio	14

DFA California Short-Term Municipal Bond Portfolio	3

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio	—	—	$784,517	$158,943
U.S. Core Equity 1 Portfolio	—	—	772,070	72,872
U.S. Core Equity 2 Portfolio	—	—	919,025	227,552
U.S. Vector Equity Portfolio	—	—	435,193	108,303
T.A. U.S. Core Equity 2 Portfolio	—	—	677,938	33,387
DFA Real Estate Securities Portfolio	—	—	400,916	320,606
Large Cap International Portfolio	—	—	241,566	239,872
International Core Equity Portfolio	—	—	1,184,486	104,660
T.A. World ex U.S. Core Equity Portfolio	—	—	309,525	1,929
DFA International Real Estate Securities Portfolio	—	—	431,110	4,259
DFA International Small Cap Value Portfolio	—	—	1,875,427	1,208,690
International Vector Equity Portfolio	—	—	79,180	26
Emerging Markets Core Equity Portfolio	—	—	540,578	57,542
DFA Selectively Hedged Global Fixed Income Portfolio	$37,094	$24,036	244,577	300
DFA Five-Year Government Portfolio	1,739,252	665,887	—	—
DFA Five-Year Global Fixed Income Portfolio	2,485,545	1,190,998	691,937	497,073
DFA Intermediate Government Fixed Income Portfolio	186,175	233,806	—	—
DFA Inflation-Protected Securities Portfolio	186,535	11,081	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	479,417	4,018
DFA California Short-Term Municipal Bond Portfolio	—	—	143,843	17,733

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(14,673)	$14,691	$(18)
U.S. Large Cap Value Portfolio	4,199	(4,185)	(14)
U.S. Targeted Value Portfolio	940	(958)	18
U.S. Small Cap Value Portfolio	1,317,651	36,758	(1,354,409)
T.A. U.S. Core Equity 2 Portfolio	(31)	31	—
U.S. Small Cap Portfolio	553,289	9,195	(562,484)
U.S. Micro Cap Portfolio	700,277	38,521	(738,798)
DFA Real Estate Securities Portfolio	—	(3,305)	3,305
Large Cap International Portfolio	15,899	(1,482)	(14,417)
International Core Equity Portfolio	8,889	(2,295)	(6,594)
T.A. World ex U.S. Core Equity Portfolio	(29)	35	(6)
International Small Company Portfolio	—	3,596	(3,596)
Japanese Small Company Portfolio	(623)	96	527
Asia Pacific Small Company Portfolio	—	(76)	76
United Kingdom Small Company Portfolio	14	71	(85)
Continental Small Company Portfolio	4	(3)	(1)
DFA International Real Estate Securities Portfolio	(5)	(516)	521
DFA Global Real Estate Securities Portfolio	(16)	16	—
DFA International Small Cap Value Portfolio	7,876	(9,622)	1,746
International Vector Equity Portfolio	(5)	(14)	19
Emerging Markets Portfolio	7,132	(6,340)	(792)
Emerging Markets Small Cap Portfolio	45	(1,309)	1,264
Emerging Markets Core Equity Portfolio	1,698	(1,074)	(624)
DFA One-Year Fixed Income Portfolio	(8,854)	8,854	—
DFA Two-Year Global Fixed Income Portfolio	(63,279)	62,999	280
DFA Selectively Hedged Global Fixed Income Portfolio	(2,209)	(5,238)	7,447
DFA Five-Year Global Fixed Income Portfolio	(5,349)	(15,289)	20,638
DFA Inflation-Protected Securities Portfolio	(32)	32	—
DFA California Short-Term Municipal Bond Portfolio	(11)	11	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
2008	67,060	—	67,060
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
2008	15,756	17,593	33,349
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Targeted Value Portfolio
2006	$7,089	$10,659	$17,748
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
2008	22,927	—	22,927
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
2008	48,004	—	48,004
U.S. Vector Equity Portfolio
2006	1,296	—	1,296
2007	13,979	—	13,979
2008	14,964	—	14,964
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
U.S. Small Cap Portfolio
2006	49,510	117,599	167,109
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
2008	54,328	28,913	83,241
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
2008	85,639	17,053	102,692

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
T.A. World ex U.S. Core Equity Portfolio
2008	$1,192	—	$1,192
International Small Company Portfolio
2006	90,178	$123,568	213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
2008	3,574	—	3,574
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
2008	4,433	—	4,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
United Kingdom Small Company Portfolio
2006	$799	$888	—	$1,687
2007	1,360	1,153	—	2,513
2008	1,227	1,311	$19	2,557
Continental Small Company Portfolio
2006	1,559	5,185	—	6,744
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
DFA International Real Estate Securities Portfolio
2006	—	—	—	—
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
DFA International Small Cap Value Portfolio
2006	132,360	176,381	—	308,741
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
International Vector Equity Portfolio
2008	—	—	—	—
Emerging Markets Portfolio
2006	55,765	587	—	56,352
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Small Cap Portfolio
2006	$15,659	$11,803	—	$27,462
2007	21,595	53,499	—	75,094
2008	32,090	83,686	—	115,776
Emerging Markets Core Equity Portfolio
2006	9,153	83	—	9,236
2007	26,413	1,966	—	28,379
2008	42,769	5,265	$204	48,238
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
2008	102,391	—	—	102,391
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
2008	99,528	296	—	99,824
DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	68	68
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	4,812	59,527
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	2,647	—	28,470
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$4,198	—	$4,198
U.S. Targeted Value Portfolio	939	—	939
Large Cap International Portfolio	881	—	881
International Core Equity Portfolio	1,299	—	1,299
DFA International Real Estate Securities Portfolio	8	—	8
DFA International Small Cap Value Portfolio	7,029	$846	7,875
Emerging Markets Portfolio	5,434	1,698	7,132
Emerging Markets Small Cap Portfolio	45	—	45

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$10,911	—	$(129,796)	$(118,885)
Enhanced U.S. Large Company Portfolio	17,552	—	(116,138)*	(98,586)
U.S. Large Cap Value Portfolio	30,999	—	—	30,999
U.S. Targeted Value Portfolio	2,111	—	(998)	1,113
U.S. Small Cap Value Portfolio	32,013	—	(371,019)	(339,006)
U.S. Core Equity 1 Portfolio	280	—	(21,910)	(21,630)
U.S. Core Equity 2 Portfolio	443	—	(57,743)	(57,300)
U.S. Vector Equity Portfolio	3,652	—	(14,463)	(10,811)
T.A. U.S. Core Equity 2 Portfolio	1,833	—	(7,282)	(5,449)
U.S. Small Cap Portfolio	7,870	—	(380,119)	(372,249)
U.S. Micro Cap Portfolio	36,230	—	(453,532)	(417,302)
DFA Real Estate Securities Portfolio	34,249	—	(70,758)	(36,509)
Large Cap International Portfolio	2,829	—	(19,004)	(16,175)
International Core Equity Portfolio	563	—	(10,739)	(10,176)
T.A. World ex U.S. Core Equity Portfolio	1,016	—	(2,250)	(1,234)
International Small Company Portfolio	13,366	—	(125,946)	(112,580)
Japanese Small Company Portfolio	1,084	—	(68,241)	(67,157)
Asia Pacific Small Company Portfolio	1,077	—	(30,387)	(29,310)
United Kingdom Small Company Portfolio	—	—	(931)	(931)
Continental Small Company Portfolio	—	—	(16,513)	(16,513)
DFA International Real Estate Securities Portfolio	5,091	—	(13,492)	(8,401)
DFA Global Real Estate Securities Portfolio	13	—	—	13
DFA International Small Cap Value Portfolio	13,995	$25,188	—	39,183
International Vector Equity Portfolio	232	—	(27)	205
Emerging Markets Portfolio	5,867	20,944	—	26,811
Emerging Markets Small Cap Portfolio	3,552	—	(21,881)	(18,329)
Emerging Markets Core Equity Portfolio	—	—	(62,950)	(62,950)
DFA One-Year Fixed Income Portfolio	9,752	—	(13,882)	(4,130)
DFA Two-Year Global Fixed Income Portfolio	84,596	—	(22,911)	61,685
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—
DFA Five-Year Government Portfolio	5,156	—	(19,566)	(14,410)
DFA Five-Year Global Fixed Income Portfolio	—	—	(37,996)	(37,996)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
DFA Intermediate Government Fixed Income Portfolio	$10,404	$6,294	—	$16,698
DFA Inflation-Protected Securities Portfolio	4,009	364	—	4,373
DFA Short-Term Municipal Bond Portfolio	2,185	—	$(17)	2,168
DFA California Short-Term Municipal Bond Portfolio	442	—	(23)	419

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2009	2010	2011	2012	2013	2014	2015	2016		Total
U.S. Large Company Portfolio	—	—	$27,798	—	$5,485	$8,867	—	$87,646		$129,796
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	—	116,138	*	116,138	*
U.S. Targeted Value Portfolio	—	—	—	—	—	—	—	998		998
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	—	371,019		371,019
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	$3,266	18,644		21,910
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	15,562	42,181		57,743
U.S. Vector Equity Portfolio	—	—	—	—	—	—	1,759	12,704		14,463
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	310	6,972		7,282
U.S. Small Cap Portfolio	—	—	—	—	—	—	—	380,119		380,119
U.S. Micro Cap Portfolio	—	—	—	—	—	—	—	453,532		453,532
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	70,758		70,758
Large Cap International Portfolio	—	—	—	—	—	—	—	19,004		19,004
International Core Equity Portfolio	—	—	—	—	—	—	—	10,739		10,739
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	—	—	2,250		2,250
International Small Company Portfolio	—	—	—	—	—	—	—	125,946		125,946
Japanese Small Company Portfolio	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,004	23,057		68,241
Asia Pacific Small Company Portfolio	—	—	5,837	1,150	907	864	—	21,629		30,387
United Kingdom Small Company Portfolio	—	—	—	—	—	—	—	931		931
Continental Small Company Portfolio	—	—	—	—	—	—	—	16,513		16,513
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	46	13,446		13,492
International Vector Equity Portfolio	—	—	—	—	—	—	—	27		27
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	—	21,881		21,881
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	—	62,950		62,950
DFA One-Year Fixed Income Portfolio	—	—	—	1,119	4,660	—	6,830	1,273		13,882
DFA Two-Year Global Fixed Income Portfolio	—	—	—	3,018	10,707	8,622	—	564		22,911
DFA Five-Year Government Portfolio	—	—	—	—	4,975	14,591	—	—		19,566
DFA Five-Year Global Fixed Income Portfolio	—	—	—	4,667	12,384	15,882	—	5,063		37,996
DFA Short-Term Municipal Bond Portfolio	—	—	—	17	—	—	—	—		17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	4	19		23

*  As a result of The Enhanced U.S. Large Company Series "Check the Box" election on 11/1/2008, a $116,138,144 capital loss carryover was transferred to the Enhanced U.S. Large Company Portfolio. Per limitations within Internal Revenue Code Section 381(c)(3), the Portfolio will not be able to apply any of this until the tax year ended 10/31/2009 or the first taxable year ending after the date of the transfer. Any unused portion of the loss will expire in 2016.

During the period ended October 31, 2008, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Five-Year Government Portfolio	$2,704

For the period ended October 31, 2008, the Japanese Small Company Portfolio had capital loss carryforward expirations of $632 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation)

(mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$2,082	$15
International Core Equity Portfolio	74	30
T.A. World ex U.S. Core Equity Portfolio	—	—
International Small Company Portfolio	4,396	4,189
Japanese Small Company Portfolio	117	142
Asia Pacific Small Company Portfolio	664	—
United Kingdom Small Company Portfolio	41	147
Continental Small Company Portfolio	—	2
DFA International Real Estate Securities Portfolio	980	—
DFA International Small Cap Value Portfolio	13,204	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	85	—
Emerging Markets Core Equity Portfolio	—	4

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,968,522	$174,688	$(597,988)	$(423,300)
Enhanced U.S. Large Company Portfolio	199,118	—	(847)	(847)
U.S. Large Cap Value Portfolio	7,351,627	—	(2,020,287)	(2,020,287)
U.S. Targeted Value Portfolio	1,423,657	25,538	(369,693)	(344,155)
U.S. Small Cap Value Portfolio	6,914,394	491,296	(1,923,659)	(1,432,363)
U.S. Core Equity 1 Portfolio	2,069,956	31,426	(514,761)	(483,335)
U.S. Core Equity 2 Portfolio	4,018,970	72,791	(1,113,612)	(1,040,821)
U.S. Vector Equity Portfolio	1,441,282	28,840	(435,979)	(407,139)
T.A. U.S. Core Equity 2 Portfolio	830,565	9,148	(190,257)	(181,109)
U.S. Small Cap Portfolio	2,413,619	226,160	(564,608)	(338,448)
U.S. Micro Cap Portfolio	3,317,977	524,174	(918,987)	(394,813)
DFA Real Estate Securities Portfolio	2,711,758	131,561	(634,180)	(502,619)
Large Cap International Portfolio	1,635,446	115,579	(403,077)	(287,498)
International Core Equity Portfolio	3,602,731	27,637	(1,308,483)	(1,280,846)
T.A. World ex U.S. Core Equity Portfolio	345,399	1,546	(89,292)	(87,746)
International Small Company Portfolio	4,398,350	173,738	(1,484,960)	(1,311,222)
Japanese Small Company Portfolio	260,231	41,157	(167,908)	(126,751)
Asia Pacific Small Company Portfolio	109,611	35,693	(81,347)	(45,654)
United Kingdom Small Company Portfolio	38,182	16,871	(29,154)	(12,283)
Continental Small Company Portfolio	133,809	42,755	(82,538)	(39,783)
DFA International Real Estate Securities Portfolio	896,506	72	(390,608)	(390,536)
DFA Global Real Estate Securities Portfolio	125,816	—	(34,953)	(34,953)
DFA International Small Cap Value Portfolio	8,113,396	302,755	(2,866,461)	(2,563,706)
International Vector Equity Portfolio	89,321	692	(17,577)	(16,885)
Emerging Markets Portfolio	1,145,368	502,115	(139,543)	362,572
Emerging Markets Small Cap Portfolio	790,782	17,626	(260,871)	(243,245)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Core Equity Portfolio	$1,905,091	$50,619	$(584,276)	$(533,657)
DFA One-Year Fixed Income Portfolio	3,205,402	—	(11,362)	(11,362)
DFA Two-Year Global Fixed Income Portfolio	3,080,276	44,355	—	44,355
DFA Selectively Hedged Global Fixed Income Portfolio	231,706	—	(28,767)	(28,767)
DFA Five-Year Government Portfolio	1,099,253	11,516	(6,246)	5,270
DFA Five-Year Global Fixed Income Portfolio	3,187,150	170,078	(74,988)	95,090
DFA Intermediate Government Fixed Income Portfolio	1,198,955	40,231	(9,155)	31,076
DFA Inflation-Protected Securities Portfolio	416,951	—	(47,631)	(47,631)
DFA Short-Term Municipal Bond Portfolio	988,646	1,398	(6,009)	(4,611)
DFA California Short-Term Municipal Bond Portfolio	179,433	317	(1,366)	(1,049)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolios' inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

For the Portfolios that adopted the provisions of FIN 48 during the fiscal year ended November 30, 2007, management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for any of the Portfolios.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$41,494	4,172	N/A	N/A
Shares Issued in Lieu of Cash Distributions	351	36	N/A	N/A
Shares Redeemed	(7,142)	(761)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$34,703	3,447	N/A	N/A

	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R2 Shares**
Shares Issued	$3,032	306	N/A	N/A
Shares Issued in Lieu of Cash Distributions	10	1	N/A	N/A
Shares Redeemed	(799)	(88)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$2,243	219	N/A	N/A
Institutional Class Shares
Shares Issued	$930,939	66,970	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	20,933	1,410	18,152	1,060
Shares Redeemed	(327,204)	(24,350)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$624,668	44,030	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

**  Class R2 Shares commenced operations on June 30, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At October 31, 2008, the DFA Selectively Hedged Global Fixed Income Portfolio and the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/25/08	32,077	Japanese Yen	$320	$326	$(6)

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/10/08	32,839,797	Japanese Yen	$339,787	$333,484	$6,303
11/19/08	11,770	Australian Dollar	7,905	7,807	98
11/19/08	21,579,524	Japanese Yen	215,054	219,208	(4,154)
11/19/08	220,256	Swedish Krona	29,544	28,367	1,177
11/19/08	106,104	Swiss Franc	93,628	91,517	2,111
11/25/08	36,806,497	Japanese Yen	367,001	373,965	(6,964)
			$1,052,919	$1,054,348	$(1,429)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Futures Contracts:  During the period ended October 31, 2008, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At October 31, 2008, the following funds had outstanding futures contracts (dollar amounts in thousands):

Fund	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
U.S. Targeted Value Portfolio	S&P 500 Index®	12/19/2008	20	$4,837	$3	$495
U.S. Core Equity 1 Portfolio	S&P 500 Index®	12/19/2008	20	4,837	2	495
U.S. Core Equity 2 Portfolio	S&P 500 Index®	12/19/2008	6	1,451	1	149
T.A. U.S. Core Equity 2 Portfolio	S&P 500 Index®	12/19/2008	10	2,418	1	248
DFA Real Estate Securities Portfolio	S&P 500 Index®	12/19/2008	80	19,346	10	1,980
International Core Equity Portfolio	S&P 500 Index®	12/19/2008	125	30,228	15	3,094
T.A. World ex U.S. Core Equity Portfolio	S&P 500 Index®	12/19/2008	12	2,902	1	297
DFA International Small Cap Value Portfolio	S&P 500 Index®	12/19/2008	229	55,378	28	5,668
International Vector Equity Portfolio	S&P 500 Index®	12/19/2008	8	1,935	1	198
Emerging Markets Core Equity Portfolio	S&P 500 Index®	12/19/2008	33	7,980	4	817

5.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period ended October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	3.49%	$512	6	—	$753
U.S. Core Equity 1 Portfolio	3.27%	3,701	16	$5	9,542
U.S. Core Equity 2 Portfolio	3.75%	7,388	18	14	13,919
U.S. Vector Equity Portfolio	4.69%	10,157	12	16	37,588
T.A. U.S. Core Equity 2 Portfolio	3.32%	2,290	23	5	9,804
DFA Real Estate Securities Portfolio	3.39%	9,167	46	40	24,998
DFA Global Real Estate Securities Portfolio	3.05%	712,818	18	1	2,818

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period ended October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Core Equity 2 Portfolio	4.91%	$17,023	1	$2	$17,023
Large Cap International Portfolio	2.65%	2,917	19	4	5,357
International Core Equity Portfolio	3.07%	1,049	8	1	3,544
T.A. World ex U.S. Core Equity Portfolio	2.75%	757	5	—	2,094
International Small Company Portfolio	2.43%	5,070	20	7	22,542
DFA International Real Estate Securities Portfolio	1.91%	1,759	9	1	1,630
DFA International Small Cap Value Portfolio	2.49%	13,232	36	33	62,321
Emerging Markets Core Equity Portfolio	3.16%	1,216	31	3	3,744

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

J.  Securities Lending:

As of October 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

N.  In-Kind Redemptions:

In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Portfolios realized net gains of in-kind redemptions (amounts in thousands):

Large Cap International Portfolio	$14,987
International Core Equity Portfolio	7,590
Emerging Markets Core Equity Portfolio	1,902

O.  Other:

At October 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	3	71%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	77%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	73%
U.S. Targeted Value Portfolio — Class R1 Shares	1	100%
U.S. Targeted Value Portfolio — Class R2 Shares	1	94%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	44%
U.S. Small Cap Value Portfolio — Institutional Class Shares	1	41%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	2	56%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	4	77%
U.S. Vector Equity Portfolio — Institutional Class Shares	3	77%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	91%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	53%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	69%
Large Cap International Portfolio — Institutional Class Shares	2	77%
International Core Equity Portfolio — Institutional Class Shares	3	65%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	2	85%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	4	71%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	81%
United Kingdom Small Company Portfolio — Institutional Class Shares	1	66%
Continental Small Company Portfolio — Institutional Class Shares	3	70%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	2	68%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	3	95%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	47%
International Vector Equity Portfolio — Institutional Class Shares	3	97%
Emerging Markets Portfolio — Institutional Class Shares	1	41%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	54%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	3	75%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	81%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	3	88%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	74%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	73%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	78%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	2	81%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	76%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	93%

P.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For

Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio and T.A. World ex U.S. Core Equity Portfolio. International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

DIMENSIONAL INVESTMENT GROUP INC.
PERFORMANCE CHARTS

DFA International Value Portfolio Class R2 vs. MSCI World ex USA Index (net dividends)

April 30, 2008-October 31, 2008

Growth of $10,000
DFA International Value Portfolio Class R2
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
04/08
10/08
$5,882
$5,537

Total Return	From 4/30/2008
	-44.63%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA International Value Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)

October 31, 1998-October 31, 2008

Growth of $10,000
DFA International Value Portfolio Institutional Class
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$16,769
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.12%	5.09%	5.31%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

International Equity Portfolio Performance Overview

International Value Portfolio

The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 530 stocks in 22 developed countries, and essentially was fully invested in equities throughout the year average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, growth stocks generally outperformed value stocks in international markets. Total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex US Index (net dividends), and –47.96% for the Portfolio. Relative to the MSCI World ex US Index (net dividends), the underperformance of the Portfolio was primarily due to the Master Fund's greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Index. Value stocks, which accounted for approximately 69% of the Master Fund compared to 28% of the Index, underperformed the Index by approximately 4 percentage points. Financials, which accounted for 44% of the Master Fund compared to 25% of the Index, underperformed the Index by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Master Fund compared to 6% of the Index and outperformed the Index by approximately 22 percentage points, also contributed to the underperformance.

International Value Portfolio Class R2

The International Value Portfolio Class R2 seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 530 stocks in 22 developed countries, and essentially was fully invested in equities throughout the year: average cash levels for the period from the Portfolio's inception on April 30, 2008 through October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on April 30, 2008 through the period ended October 31, 2008, total returns were –41.21% for the MSCI EAFE Index (net dividends), –41.18% for the MSCI World ex USA Index (net dividends), and –44.63% for the International Value Portfolio R2. Relative to the MSCI World ex USA Index (net dividends), the underperformance of the Portfolio was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Index. Value stocks, which accounted for approximately 69% of the Portfolio compared to 28% of the Index, underperformed the Index by approximately 4 percentage points. Financials, which accounted for 44% of the Portfolio compared to 25% of the Index, underperformed the Index by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Portfolio compared to 6% of the Index and outperformed the Index by approximately 26 percentage points, also contributed to the underperformance.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$553.70	0.73%	$2.85
Institutional Class Shares	$1,000.00	$554.90	0.44%	$1.72
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.47	0.73%	$3.71
Institutional Class Shares	$1,000.00	$1,022.92	0.44%	$2.24

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (293,975,874 Shares) at Value†	$3,354,265
Receivable for Fund Shares Sold	11,851
Prepaid Expenses and Other Assets	63
Total Assets	3,366,179
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	7,704
Fund Shares Redeemed	4,147
Due to Advisor	596
Accrued Expenses and Other Liabilities	287
Total Liabilities	12,734
NET ASSETS	$3,353,445
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,372 and shares outstanding of 652,972	$5.16
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,350,073 and shares outstanding of 267,206,005	$12.54
NUMBER OF SHARES AUTHORIZED	300,000,000
Investment in Affiliated Investment Company at Cost	$4,952,304
NET ASSETS CONSIST OF:
Paid-In Capital	$4,736,953
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,456
Accumulated Net Realized Gain (Loss)	(1,392,964)
Net Unrealized Appreciation (Depreciation)	—
NET ASSETS	$3,353,445

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$203,802	$172,644
Expenses
Administrative Services Fees	10,005	11,144
Accounting & Transfer Agent Fees	86	88
Shareholder Servicing Fees — Class R2 Shares	3	—
Filing Fees	138	131
Shareholders' Reports	162	101
Directors'/Trustees' Fees & Expenses	—	49
Professional Fees	145	128
Other	41	18
Total Expenses	10,580	11,659
Net Investment Income (Loss)	193,222	160,985
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(146,811)	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(3,538,228)	529,397
Net Realized and Unrealized Gain (Loss)	(3,270,317)	638,146
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,077,095)	$799,131

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$193,222	$160,985	$112,132
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165	73,938
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(146,811)	(11,416)	(4,741)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(3,538,228)	529,397	835,662
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,077,095)	799,131	1,016,991
Distributions From:
Net Investment Income:
Class R2 Shares	(218)	—	—
Institutional Class Shares	(203,735)	(140,110)	(110,180)
Net Short-Term Gains:
Institutional Class Shares	(14,929)	(9,341)	(6,639)
Net Long-Term Gains:
Institutional Class Shares	(106,397)	(65,358)	(43,737)
Total Distributions	(325,279)	(214,809)	(160,556)
Capital Share Transactions:
Shares Issued	1,701,392	2,157,333	1,498,950
Shares Issued in Lieu of Cash Distributions	301,997	192,509	141,308
Shares Redeemed	(1,509,639)	(1,128,154)	(559,091)
Net Increase (Decrease) from Capital Share Transactions	493,750	1,221,688	1,081,167
Total Increase (Decrease) in Net Assets	(2,908,624)	1,806,010	1,937,602
Net Assets
Beginning of Period	6,262,069	4,456,059	2,518,457
End of Period	$3,353,445	$6,262,069	$4,456,059

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,456	$20,513	$6,029

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

Class R2 Shares

	Period April 30, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.25	(A)
Net Gains (Losses) (Realized and Unrealized)	(4.46)
Total from Investment Operations	(4.21)
Less Distributions
Net Investment Income	(0.63)
Net Realized Gains	—
Total Distributions	(0.63)
Net Asset Value, End of Period	$5.16
Total Return	(44.63	)%(C)
Net Assets, End of Period (thousands)	$3,372
Ratio of Expenses to Average Net Assets (D)	0.73	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	7.47	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	(12.44)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	(11.70)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2008, the Portfolio owned 71% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of October 31, 2008, Class R1 shares has 25,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$3,354,265	—	—	$3,354,265

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $80 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the period December 1, 2007 to October 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until April 1, 2009 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $25 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(326)	$326

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759
2008	218,970	106,309	325,279

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$9,535	—	$(1,392,964)	$(1,383,429)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards in the amount of $1,392,964 to offset future realized capital gains expiring in 2016.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,352,915	—	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$5,585	703	N/A	N/A
Shares Issued in Lieu of Cash Distributions	218	25	N/A	N/A
Shares Redeemed	(624)	(75)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$5,179	653	N/A	N/A
Institutional Class Shares
Shares Issued	$1,695,807	84,544	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	301,779	13,697	192,509	7,988
Shares Redeemed	(1,509,015)	(76,488)	(1,128,154)	(45,424)
Net Increase (Decrease)—Institutional Class Shares	$488,571	21,753	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

J.  Other:

At October 31, 2008, two shareholders held approximately 87% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 48% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

K.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value Portfolio and
Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Large Company Series vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000
The U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$10,419
$10,404

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.86%	0.34%	0.41%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The Enhanced U.S. Large Company Series vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000
The Enhanced U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$10,404
$10,253

Average Annual Total Return	One Year	Five Years	Ten Years
	-36.59%	-0.33%	0.25%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The U.S. Large Cap Value Series vs. Russell 1000 Value Index
October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Large Cap Value Series
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,583
$13,162

Average Annual Total Return	One Year	Five Years	Ten Years
	-40.08%	1.29%	3.84%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Small Cap Value Series vs. Russell 2000 Value Index

October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Small Cap Value Series
Russell 2000 Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$24,586
$20,410

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.54%	2.43%	9.41%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Small Cap Series vs. Russell 2000 Index

October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Small Cap Series
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$19,986
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.59%	1.16%	7.17%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Micro Cap Series vs. Russell 2000 Index

October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Micro Cap Series
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$23,275
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-36.85%	0.70%	8.81%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The DFA International Value Series vs. MSCI World ex USA Index (net dividends)

October 31, 1998-October 31, 2008

Growth of $10,000

The DFA International Value Series
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,138
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.03%	5.31%	5.54%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Japanese Small Company Series vs.
MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The Japanese Small Company Series
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,032
$13,201
$12,262

Average Annual Total Return	One Year	Five Years	Ten Years
	-28.56%	2.87%	5.47%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Asia Pacific Small Company Series vs.
MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The Asia Pacific Small Company Series
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$80,000
$64,000
$48,000
$32,000
$16,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$31,490
$22,206
$15,957

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.54%	3.83%	12.15%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The United Kingdom Small Company Series vs.
MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The United Kingdom Small Company Series
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,851
$15,675
$11,779

Average Annual Total Return	One Year	Five Years	Ten Years
	-56.46%	1.44%	5.97%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Continental Small Company Series vs.
MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The Continental Small Company Series
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$20,913
$16,003
$13,323

Average Annual Total Return	One Year	Five Years	Ten Years
	-53.38%	8.27%	7.66%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.)

April 2, 2007-October 31, 2008

Growth of $10,000

The Canadian Small Company Series
MSCI Canada Small Cap Index (net div.)
$20,000
$10,000
$0
04/07
2008
10/08
$5,011
$4,800

Average Annual Total Return	One Year	From 4/2/2007
	-63.08%	-37.14%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Emerging Markets Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
The Emerging Markets Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$56,000
$42,000
$28,000
$14,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$29,599
$26,808
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.53%	11.42%	11.46%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Emerging Markets Small Cap Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
The Emerging Markets Small Cap Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$90,000
$72,000
$54,000
$36,000
$18,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$33,436
$27,536
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.29%	8.41%	12.83%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The DFA One-Year Fixed Income Series vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
October 31, 1998-October 31, 2008

Growth of $10,000
The DFA One-Year Fixed Income Series
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$14,905
$14,798
$14,550
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.14%	3.27%	4.00%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHART

The DFA Two-Year Global Fixed Income Series vs. Citigroup World Government Bond Index 1-3 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
The DFA Two-Year Global Fixed Income Series
Citigroup World Government Bond Index 1-3 Years (hedged)
$20,000
$10,000
$0
$15,394
$14,966
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.36%	3.16%	4.11%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

THE DFA INVESTMENT TRUST COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determines its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index was –33.59%, the Russell 2000 Index was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Company Series

The U.S. Large Company Series seeks to approximate the returns of the S&P 500 Index® by investing in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Series was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

For the 11 months ended October 31, 2008, total returns were –33.10% for the Series and –33.31% for the S&P 500 Index®. The securities in the Series closely tracked the investment results of the S&P 500 Index®.

The Enhanced U.S. Large Company Series

The Enhanced U.S. Large Company Series seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index® through an "enhanced cash" strategy. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the 11 months ended October 31, 2008, approximately 98% of the overlay instruments consisted of S&P 500 Index futures contracts. Swaps and ETFs completed the equity exposure for the last month of the fiscal year. The behavior of S&P 500 Index futures contracts and ETFs linked to the S&P 500 Index is determined principally by the performance of the S&P 500 Index. For the year ended October 31, 2008, total return was –33.77% for the Series and –33.31% for the S&P 500 Index. Relative to the S&P 500 Index, underperformance was mostly due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 210 stocks as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, large company stocks generally underperformed small company stocks and value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.55% for the Russell 1000 Value Index® and –36.53% for the Series.

Relative to the Russell 1000 Value Index®, underperformance of the Series was primarily due to lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ("BtM") ratio, and weighting and composition differences of consumer discretionary and consumer staples stocks due to structural differences in eligible universe of the Series compared to the Index. Less value-oriented stocks in the middle BtM quartiles, which represented approximately 11% of the Series compared to approximately 47% of the Index, outperformed value stocks in the highest BtM quartile by more than 17 percentage points. Stocks held by the Series in the consumer discretionary sector, which represented approximately 16% of the Series compared to approximately 8% of the Index, underperformed similar stocks in the Index by about 8 percentage points. Stocks held by the Series in the consumer staples sector, which represented approximately 5% of the Series compared to 9% of the Index, underperformed similar stocks held by the Index by approximately 20 percentage points.

The U.S. Small Cap Value Series

The U.S. Small Cap Value Series seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held about 2,130 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®,and –31.60% for the Series.

Relative to the Russell 2000 Value Index®, underperformance of the Series for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied while surging energy stocks removed from the Index slumped. The Series did not hold the same composition of financials and energy stocks as the Index and thus underperformed by more than 3 percentage points during this period. Composition differences among the largest and smallest stocks held in the Series compared to the Index and a greater exposure to stocks with the most pronounced value characteristics as measured by book-to-market ("BtM") ratio also contributed to the Series' underperformance. Micro cap stocks held by the Series, which accounted for approximately 34% of the Series compared to 23% of the Index, underperformed similar size stocks held by the Index by approximately 6 percentage points. In addition, value stocks in the highest BtM quartile, which accounted for approximately 59% of the Series compared to approximately 39% of the Index, underperformed the Index by approximately 10 percentage points.

The U.S. Small Cap Series

The U.S. Small Cap Series seeks to capture the returns of U.S. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 2,480 stocks, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –33.59% for the Russell Microcap Index, and –30.44% for the Series. Relative to the Index, the underperformance of the Portfolio for the fiscal year was primarily due to the Portfolio's higher allocation to micro cap stocks, which underperformed small cap stocks, and the better performance of mid cap stocks in the benchmark.

The U.S. Micro Cap Series

The U.S. Micro Cap Series seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 2,440 stocks, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong, micro cap and mid cap stocks underperformed large and small cap stocks and value stocks generally outperformed growth stocks.Within the broad universe of smaller capitalization stocks, mid caps outperformed micro caps. Total returns were –29.07% for the Index, –33.59% for the Russell Microcap Index, and –31.08% for the Series. Relative to the Russell 2000 Index®, the underperformance of the Series was primarily due to weighting differences among micro cap stocks held in the Series compared to the Index. Micro cap stocks, which accounted for approximately 58% of the Series compared to approximately 20% of the Index, underperformed the Index by approximately 4 percentage points.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

International Equity Portfolio Performance Overview

The DFA International Value Series

The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 530 stocks in 22 developed-country markets, as of October 31, 2008, and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, growth stocks generally outperformed value stocks in international markets. Total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex US Index (net dividends), and –47.87% for the Series. Relative to the MSCI World ex US Index (net dividends), the underperformance of the Series was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Index. Value stocks, which accounted for approximately 69% of the Series compared to 28% of the Index, underperformed the Index by approximately 4 percentage points. Financials, which accounted for 44% of the Series compared to 25% of the Index, underperformed the Index by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Series compared to 6% of the Index and outperformed the Index by approximately 22 percentage points, also contributed to the underperformance.

The Japanese Small Company Series

The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,240 stocks and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Japanese small company stocks outperformed Japanese large company stocks. Total returns were –36.36% for the MSCI Japan Large Cap Index (net dividends), –33.92% for the MSCI Japan Small Cap Index (net dividends), –35.17% for the MSCI Japan Small Cap Index (price-only) and –26.87% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), the better relative performance of the Series was due to a larger allocation to value stocks, which outperformed the Index by approximately 10 percentage points. Value stocks held by the Series, which accounted for approximately 21% of the Series compared to 13% of the Index, outperformed similar stocks in the Index by approximately 5 percentage points. Small cap and micro cap stocks held by the Series outperformed similar stocks in the MSCI Japan Small Cap Index (net dividends), which also contributed to the Series' better performance.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 950 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, New Zealand, and Singapore (approximately 62%, 17%, 8%, and 12%, respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks. The allocations do not represent a forecast of future performance and are subject to change. Average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Asia Pacific small company stocks underperformed Asia Pacific large company stocks. Total returns were –50.78% for the MSCI Pacific ex Japan Large Cap Index (net dividends), –62.96% for the MSCI Pacific ex Japan Small Cap Index (net dividends), –64.17% for the MSCI Pacific ex Japan Small Cap Index (price-only), and –57.75% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), the better relative performance of the Series was primarily due to composition differences among stocks with larger market capitalizations. Small cap stocks with higher market capitalizations held by the Series outperformed similar size stocks held by the Index by approximately 6 percentage points. The Series' larger allocation to energy stocks, which comprised about 10% of the Series compared to 8% of the Index and outperformed the overall Index, also contributed to its better performance.

The United Kingdom Small Company Series

The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 380 stocks and average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, U.K. small company stocks underperformed U.K. large company stocks. Total returns were –43.64% for the MSCI U.K. Large Cap Index (net dividends), –53.13% for the MSCI U.K. Small Cap Index (net dividends), –54.52% for the MSCI U.K. Small Cap Index (price-only) and –50.77% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index (net dividends), the better relative performance of the Series was primarily due to the lower allocation by the Portfolio to financials, 13% vs. 17%. Financial stocks held by the Portfolio outperformed similar stocks in the Index by approximately 5 percentage points.

The Continental Small Company Series

The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of The Continental Small Company Series, a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,150 stocks in 15 developed continental European countries and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks. Country allocations do not represent a forecast of future performance and are subject to change.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, continental European small company stocks underperformed continental European large company stocks. Total returns were –47.06% for the large cap MSCI Europe ex U.K. Index (net dividends), –54.30% for the MSCI Europe ex U.K Small Cap Index (net dividends), –55.24% for the MSCI Europe ex U.K Small Cap Index (price-only), and –49.66% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Europe ex U.K. Small Cap Index (net dividends), the better performance of the Series was primarily due to composition differences for financial and industrial stocks. Financial stocks held by the Series outperformed those held by the Index by approximately 13 percentage points, while industrial stocks held by the Series outperformed similar stocks in the Index by approximately 4 percentage points.

The Canadian Small Company Series

The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 330 stocks, and was mostly invested in equities throughout the year: the average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Canadian small company stocks underperformed Canadian large company stocks. Total returns were –38.53% for the MSCI Canada Large Cap Index (net dividends), –53.63% for the MSCI Canada Small Cap Index (net dividends), –54.48% for the MSCI Canada Small Cap Index (price-only) and –56.44% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Canada Small Cap Index (net dividends), underperformance of the Series was primarily due to a greater allocation to materials stocks than the Index and a lower allocation to energy stocks. Materials stocks, which accounted for approximately 35% of the Series compared to 27% of the Index, underperformed the Index by approximately 15 percentage points. Energy stocks, which accounted for 24% of the Series compared to 30% of the Index, outperformed the Index by approximately 10 percentage points.

The Emerging Markets Series

The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 520 stocks in 17 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –48.15% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Series was primarily due to a lower allocation to China and Russia, which underperformed the overall Index, and a greater allocation to Mexico and Israel, which outperformed the Index. On average, Chinese stocks represented approximately 7% of the Series for the period under review compared to 15% in the Index. The Series does not purchase Russian stocks, which represented approximately 10% of the Index. Israeli stocks represented approximately 4% of the Series, compared to 2% of the Index; while Mexican stocks represented approximately 9% of the Series, compared to 5% of the Index.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,840 stocks in 16 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, emerging markets small company stocks generally underperformed emerging markets large company stocks. Total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –56.84% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Series was primarily due to a greater allocation to stocks with lower market capitalizations, which underperformed the Index. On average, small cap stocks with lower market capitalizations represented approximately 64% of the Series for the period under review, compared to 3% in the Index.

Fixed Income Market Review  11 Months Ended October 31, 2008

U.S. and international credit markets experienced extreme levels of volatility in the fiscal year ended October 31, 2008, as defaults in the subprime and related mortgage markets and the subsequent bankruptcy of leading underwriter Lehman Brothers caused credit spreads to widen sharply. Risk aversion caused a severe tightening of credit across all maturities and quality ranges both in the U.S. and international fixed income markets and a spike in interbank lending rates. To encourage lending, the U.S. Federal Reserve lowered the target rate for federal funds from 4.50% on November 30, 2007 to 1.00% by October 31, 2008 and pumped billions of dollars of liquidity into the financial system through various loan programs and capital injections into banks. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate ("LIBOR"), a widely used benchmark of short-term interest rates, spiked sharply higher late in the period but fell 210 basis points during the 11 months ended October 31, 2008, while the yield on ten-year U.S. Treasury notes rose just 1 basis point. The yield curve, V-shaped to start the year, ended the year with an upward slope as yields on short-term instruments fell below those with longer maturities.

	11/30/07	10/31/08	Change
Three-Month LIBOR (yield)	5.13%	3.03%	–41.02%
Ten-Year U.S. Treasury Notes (yield)	3.94%	3.95%	0.30%

Source: Bloomberg. "Change" values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of an extreme flight to higher-quality debt in the aftermath of the bank and mortgage crisis, total return for fixed income strategies was primarily a function of credit quality. For the 11 months ended October 31, 2008, total returns were 2.24% for three-month U.S. Treasury bills, 7.25% for five-year U.S. Treasury notes, and 5.02% for thirty-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

Fixed Income Portfolio Performance Overview

The DFA One-Year Fixed Income Series

The DFA One-Year Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Series increased during the 11 months under review, from approximately 30 days on November 30, 2007, to 265 days on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.79% for the Series, 3.34% for the for the Merrill Lynch Six-Month US Treasury Bill Index, and 3.84% for the Merrill Lynch One-Year US Treasury Note Index. The Series underperformed both Indexes primarily due to structural differences with the Indexes. The Series had high exposure to corporate and agency debt, which underperformed Treasury debt during the period of significantly widening credit spreads.

The DFA Two-Year Global Fixed Income Series

The DFA Two-Year Global Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less. Eligible countries include but are not limited to the Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Series increased from 0.46 years on November 30, 2007 to 0.74 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 3.02% for the Series and 4.38% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to the Index, underperformance of the Series was primarily due to structural and maturity differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark. The Series had a duration of 0.73 on October 31, 2008 compared to 1.84 years for the Index, which limited returns in the falling interest rate environment.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$709.20	0.04%	$0.17
Hypothetical 5% Annual Return	$1,000.00	$1,024.94	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$704.50	0.08%	$0.34
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.08%	$0.41

The U.S. Large Cap Value Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$648.60	0.11%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.11%	$0.56
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$722.90	0.21%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$746.70	0.04%	$0.18
Hypothetical 5% Annual Return	$1,000.00	$1,024.94	0.04%	$0.20
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$751.90	0.11%	$0.48
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.11%	$0.56
The DFA International Value Series
Actual Fund Return	$1,000.00	$555.50	0.23%	$0.90
Hypothtical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$786.90	0.13%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$455.10	0.15%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$542.10	0.12%	$0.47
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$520.70	0.14%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$455.40	0.17%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87
The Emerging Markets Series
Actual Fund Return	$1,000.00	$531.80	0.18%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.18%	$0.92
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$465.70	0.31%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.58	0.31%	$1.58

The DFA One-Year Fixed Income Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,013.00	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.78	0.07%	$0.36
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,014.20	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.78	0.07%	$0.36

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.2%	12.9%	13.2%	13.9%	13.8%	11.0%	15.8%
The U.S. Large Cap Value Series	12.6%	5.5%	15.1%	30.8%	1.8%	17.4%	4.6%
The U.S. Small Cap Value Series	14.4%	3.4%	5.6%	27.5%	7.2%	19.0%	17.3%
The U.S. Small Cap Series	17.0%	4.1%	4.4%	18.3%	12.5%	18.2%	17.1%
The U.S. Micro Cap Series	14.7%	5.4%	3.9%	20.0%	12.4%	17.1%	19.1%
The DFA International Value Series	12.2%	5.1%	5.5%	41.4%	0.5%	10.0%	3.6%
The Japanese Small Company Series	20.8%	11.5%	1.4%	10.7%	4.7%	27.6%	10.8%
The Asia Pacific Small Company Series	20.7%	6.4%	9.4%	12.3%	8.7%	21.5%	4.5%
The United Kingdom Small Company Series	17.0%	4.4%	6.7%	16.8%	3.5%	34.0%	12.1%
The Continental Small Company Series	14.3%	8.3%	3.4%	18.7%	8.8%	25.2%	8.1%
The Canadian Small Company Series	13.7%	3.3%	22.5%	8.4%	7.0%	7.8%	8.8%
The Emerging Markets Series	6.8%	9.9%	11.1%	16.8%	4.8%	8.1%	11.8%
The Emerging Small Cap Series	18.0%	12.5%	1.1%	13.7%	4.2%	17.5%	9.6%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.1%	1.0%	3.3%	3.8%	—	100.0%
The U.S. Large Cap Value Series	3.4%	—	8.7%	0.1%	—	100.0%
The U.S. Small Cap Value Series	4.5%	—	0.4%	0.7%	—	100.0%
The U.S. Small Cap Series	4.4%	—	0.7%	3.2%	0.1%	100.0%
The U.S. Micro Cap Series	4.1%	—	1.0%	2.3%	—	100.0%
The DFA International Value Series	9.3%	—	9.0%	3.4%	—	100.0%
The Japanese Small Company Series	11.3%	—	—	1.0%	0.2%	100.0%
The Asia Pacific Small Company Series	10.4%	0.2%	1.6%	4.3%	—	100.0%
The United Kingdom Small Company Series	3.7%	0.4%	0.7%	0.7%	—	100.0%
The Continental Small Company Series	8.8%	—	0.9%	3.5%	—	100.0%
The Canadian Small Company Series	27.5%	—	—	1.0%	—	100.0%
The Emerging Markets Series	14.2%	—	11.4%	4.9%	0.2%	100.0%
The Emerging Small Cap Series	18.5%	—	0.7%	4.0%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
The Enhanced U.S. Large Company Series	38.3%	37.4%	14.8%	9.5%	—
The DFA One-Year Fixed Income Series	18.4%	37.4%	41.0%	3.2%	—
The DFA Two-Year Global Fixed Income Series	21.8%	29.9%	38.0%	8.7%	—

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
The Enhanced U.S. Large Company Series	—	—	—	—	100.0%
The DFA One-Year Fixed Income Series	—	—	—	—	100.0%
The DFA Two-Year Global Fixed Income Series	—	—	—	1.6%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.9%)
Consumer Discretionary — (6.8%)
Comcast Corp. Class A	1,109,388	$17,483,955	0.5%
Disney (Walt) Co.	713,351	18,475,791	0.6%
# Home Depot, Inc.	645,698	15,232,016	0.5%
# McDonald's Corp.	427,563	24,768,725	0.8%
Other Securities		194,135,666	5.9%
Total Consumer Discretionary		270,096,153	8.3%
Consumer Staples — (10.4%)
Altria Group, Inc.	783,038	15,026,499	0.5%
# Anheuser-Busch Companies, Inc.	273,354	16,956,149	0.5%
# Coca-Cola Co.	755,726	33,297,288	1.0%
# CVS Caremark Corp.	545,607	16,722,855	0.5%
Kraft Foods, Inc.	577,134	16,817,685	0.5%
PepsiCo, Inc.	595,156	33,929,844	1.0%
Philip Morris International, Inc.	783,600	34,063,092	1.0%
Procter & Gamble Co.	1,153,540	74,449,472	2.3%
# Wal-Mart Stores, Inc.	852,470	47,576,351	1.5%
Other Securities		125,064,458	3.8%
Total Consumer Staples		413,903,693	12.6%
Energy — (10.6%)
# Chevron Corp.	781,038	58,265,435	1.8%
ConocoPhillips	577,777	30,055,960	0.9%
Exxon Mobil Corp.	1,974,580	146,355,870	4.5%
Occidental Petroleum Corp.	310,624	17,252,057	0.5%
# Schlumberger, Ltd.	456,045	23,554,724	0.7%
Other Securities		148,426,806	4.5%
Total Energy		423,910,852	12.9%
Financials — (11.3%)
Bank of America Corp.	1,906,573	46,081,869	1.4%
# Citigroup, Inc.	2,070,150	28,257,547	0.9%
JPMorgan Chase & Co.	1,400,511	57,771,079	1.8%
The Goldman Sachs Group, Inc.	165,164	15,277,670	0.5%
# U.S. Bancorp	662,268	19,742,209	0.6%
# Wells Fargo & Co.	1,257,952	42,833,266	1.3%
Other Securities		241,149,085	7.3%
Total Financials		451,112,725	13.8%
Health Care — (11.2%)
Abbott Laboratories	586,042	32,320,216	1.0%
* Amgen, Inc.	402,228	24,089,435	0.7%
# Bristol-Myers Squibb Co.	752,581	15,465,540	0.5%
#* Gilead Sciences, Inc.	349,719	16,034,616	0.5%
# Johnson & Johnson	1,062,370	65,165,776	2.0%
# Medtronic, Inc.	428,938	17,299,070	0.5%
# Merck & Co., Inc.	814,494	25,208,589	0.8%
Pfizer, Inc.	2,562,692	45,385,275	1.4%
# Wyeth	506,924	16,312,814	0.5%
Other Securities		189,450,712	5.7%
Total Health Care		446,732,043	13.6%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.9%)
# 3M Co.	265,731	$17,086,503	0.5%
# Boeing Co.	281,415	14,709,562	0.4%
# General Electric Co.	3,990,157	77,847,963	2.4%
# United Parcel Service, Inc.	383,268	20,228,885	0.6%
United Technologies Corp.	366,615	20,149,160	0.6%
Other Securities		203,312,668	6.3%
Total Industrials		353,334,741	10.8%
Information Technology — (12.5%)
#* Apple, Inc.	336,779	36,234,053	1.1%
#* Cisco Sytems, Inc.	2,245,688	39,905,876	1.2%
#* Google, Inc.	90,851	32,182,844	1.0%
# Hewlett-Packard Co.	931,064	35,641,130	1.1%
# Intel Corp.	2,137,289	34,196,624	1.0%
# International Business Machines Corp.	515,063	47,885,407	1.5%
# Microsoft Corp.	2,985,078	66,656,792	2.0%
* Oracle Corp.	1,489,655	27,245,790	0.8%
QUALCOMM, Inc.	623,836	23,867,965	0.7%
Other Securities		155,843,856	4.9%
Total Information Technology		499,660,337	15.3%
Materials — (2.5%)
# Monsanto Co.	209,091	18,604,917	0.6%
Other Securities		82,742,804	2.5%
Total Materials		101,347,721	3.1%
Real Estate Investment Trusts — (0.9%)
Total Real Estate Investment Trusts		34,307,409	1.0%
Telecommunication Services — (2.7%)
AT&T, Inc.	2,240,314	59,973,206	1.8%
Verizon Communications, Inc.	1,082,609	32,121,009	1.0%
Other Securities		14,620,434	0.5%
Total Telecommunication Services		106,714,649	3.3%
Utilities — (3.1%)
Total Utilities		121,394,214	3.7%
TOTAL COMMON STOCKS		3,222,514,537	98.4%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%,11/03/08 (Collateralized by $36,525,000 FNMA 5.00%, 06/01/23, valued at $34,569,468) to be repurchased at $34,058,668	$34,056	34,056,000	1.0%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (18.2%)
§@ DFA Short Term Investment Fund LP	665,250,501	$665,250,501	20.3%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $66,764,882 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/18 to 12/01/37 & U.S. Treasury STRIP, rates ranging from 0.569%(y) to 1.359%(y), maturities ranging from 11/30/08 to 11/30/09, valued at $51,835,339) to be repurchased at $50,489,596	$50,489	50,488,600	1.6%
TOTAL SECURITIES LENDING COLLATERAL		725,739,101	22.2%
TOTAL INVESTMENTS — (100.0%) (Cost $4,182,606,777)		$3,982,309,638	121.6%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia 6.250%, 03/30/09	5,000	$3,267,770
CANADA — (3.6%)
BONDS — (3.6%)
Ontario, Province of (u) 3.125%, 09/08/10	7,000	7,109,382
GERMANY — (3.6%)
BONDS — (3.6%)
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	700,000	7,098,040
SWEDEN — (2.6%)
BONDS — (2.6%)
Kommuninvest (t) 5.000%, 11/25/08	2,300	1,527,700
Svensk Exportkredit AB (u) 4.000%, 06/15/10	3,700	3,705,428
TOTAL — SWEDEN		5,233,128
UNITED KINGDOM — (1.3%)
BONDS — (1.3%)
BP Capital Markets P.L.C. (u) 4.875%, 03/15/10	2,500	2,491,877
UNITED STATES — (86.8%)
AGENCY OBLIGATIONS — (35.4%)
Federal Farm Credit Bank 2.750%, 05/04/10	3,600	3,572,255
Federal Home Loan Bank 2.375%, 04/30/10	1,400	1,381,730
4.875%, 05/14/10	5,800	5,937,054
4.250%, 06/11/10	6,900	7,004,128
3.500%, 07/16/10	3,800	3,814,121
3.375%, 08/13/10	9,900	9,917,572
Federal Home Loan Bank Discount Note ❖(y) 2.695%, 01/07/09	17,000	16,967,462
❖ 1.950%, 01/26/09	2,000	1,995,053
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	8,000	7,913,200
Federal National Mortgage Association 4.125%, 05/15/10	6,100	6,179,019
2.375%, 05/20/10	3,500	3,458,899
Federal National Mortgage Association Discount Note ❖ 2.350%, 01/12/09	2,000	1,995,878
TOTAL AGENCY OBLIGATIONS		70,136,371

	Face Amount^	Value†
	(000)
BONDS — (26.8%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	$8,737,119
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	7,000	6,994,015
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	6,500	6,476,899
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	3,400	3,386,012
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	7,000	6,565,608
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	6,800	6,788,617
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	2,500	2,495,085
Wal-Mart Stores, Inc. 6.875%, 08/10/09	7,500	7,732,380
Wells Fargo Bank & Co. 4.625%, 08/09/10	4,000	3,983,428
TOTAL BONDS		53,159,163
CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.5%)
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	7,000	6,992,526
COMMERCIAL PAPER — (16.2%)
AT&T, Inc. 1.250%, 11/10/08	5,000	4,998,334
KFW 1.250%, 11/05/08	5,500	5,498,862
Novartis Finance Corp. 0.970%, 11/05/08	4,500	4,499,069
NSTAR Electric Company 1.050%, 11/10/08	5,500	5,498,396
Pitney Bowes, Inc. 1.000%, 11/13/08	5,000	4,997,052
Societe Generale North America 3.100%, 05/01/09	3,000	2,951,922
Westpac Banking Corp. 3.020%, 09/04/09	3,800	3,696,940
TOTAL COMMERCIAL PAPER		32,140,575

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
EXCHANGE-TRADED FUND — (2.2%)
SPDR Trust Series I	44,100	$4,275,054
TOTAL — UNITED STATES		166,703,689

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (3.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,372,454	$5,372,454
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $1,055,000 FNMA 5.00%, 06/01/23, valued at $1,010,854) to be repurchased at $995,078	$995	995,000
TOTAL TEMPORARY CASH INVESTMENTS		6,367,454
TOTAL INVESTMENTS — (100.0%) (Cost $199,118,479)		$198,271,340

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (11.6%)
CBS Corp. Class B	5,590,306	$54,281,871	0.8%
Comcast Corp. Class A	12,216,542	192,532,702	2.9%
# Comcast Corp. Special Class A Non-Voting	3,110,315	47,961,057	0.7%
* Liberty Media Corp. - Entertainment Class A	3,864,672	62,221,219	0.9%
# Time Warner, Inc.	18,369,180	185,345,026	2.7%
# Tyco Electronics, Ltd.	1,537,111	29,881,438	0.4%
Other Securities		292,496,695	4.4%
Total Consumer Discretionary		864,720,008	12.8%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	1,219,060	25,271,114	0.4%
# Coca-Cola Enterprises, Inc.	3,519,272	35,368,684	0.5%
Kraft Foods, Inc.	5,533,321	161,240,974	2.4%
Molson Coors Brewing Co.	755,890	28,240,050	0.4%
Other Securities		116,481,392	1.7%
Total Consumer Staples		366,602,214	5.4%
Energy — (13.4%)
# Anadarko Petroleum Corp.	3,422,156	120,802,107	1.8%
# Apache Corp.	2,051,191	168,874,555	2.5%
# Chesapeake Energy Corp.	2,496,221	54,841,975	0.8%
# ConocoPhillips	4,659,773	242,401,391	3.6%
# Devon Energy Corp.	1,962,942	158,723,490	2.4%
Marathon Oil Corp.	2,640,550	76,840,005	1.1%
Other Securities		177,364,431	2.6%
Total Energy		999,847,954	14.8%
Financials — (27.3%)
Allstate Corp.	2,540,615	67,046,830	1.0%
# Bank of America Corp.	7,236,574	174,907,994	2.6%
# Capital One Financial Corp.	1,668,884	65,286,742	1.0%
# Chubb Corp.	1,620,173	83,957,365	1.2%
# Cincinnati Financial Corp.	1,305,789	33,937,456	0.5%
CNA Financial Corp.	1,896,282	29,506,148	0.4%
JPMorgan Chase & Co.	7,213,911	297,573,829	4.4%
Loews Corp.	3,808,002	126,463,746	1.9%
# M&T Bank Corp.	440,052	35,688,217	0.5%
# Merrill Lynch & Co., Inc.	1,408,640	26,186,618	0.4%
# MetLife, Inc.	5,000,810	166,126,908	2.5%
# Morgan Stanley	2,999,997	52,409,948	0.8%
# New York Community Bancorp, Inc.	2,223,800	34,824,708	0.5%
# Prudential Financial, Inc.	1,829,600	54,888,000	0.8%
# SunTrust Banks, Inc.	945,360	37,946,750	0.6%
The Travelers Companies, Inc.	5,075,909	215,979,928	3.2%
Unum Group	2,404,389	37,869,127	0.6%
Other Securities		492,099,070	7.3%
Total Financials		2,032,699,384	30.2%
Health Care — (1.6%)
*# WellPoint, Inc.	1,694,537	65,866,653	1.0%
Other Securities		52,007,419	0.8%
Total Health Care		117,874,072	1.8%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (15.4%)
*# Allied Waste Industries, Inc.	2,682,276	$27,949,316	0.4%
# Burlington Northern Santa Fe Corp.	2,178,273	193,996,993	2.9%
# CSX Corp.	3,309,804	151,324,239	2.2%
FedEx Corp.	432,063	28,243,958	0.4%
# Norfolk Southern Corp.	3,154,102	189,056,874	2.8%
# Northrop Grumman Corp.	2,590,384	121,463,106	1.8%
# Southwest Airlines Co.	5,076,220	59,797,872	0.9%
Union Pacific Corp.	4,066,600	271,526,882	4.0%
Other Securities		105,722,697	1.7%
Total Industrials		1,149,081,937	17.1%
Information Technology — (3.7%)
*# Computer Sciences Corp.	1,361,543	41,064,137	0.6%
*# Symantec Corp.	2,636,076	33,161,836	0.5%
Xerox Corp.	3,605,491	28,916,038	0.4%
Other Securities		170,627,649	2.6%
Total Information Technology		273,769,660	4.1%
Materials — (3.0%)
# Dow Chemical Co.	2,427,760	64,748,359	1.0%
# International Paper Co.	1,643,445	28,300,123	0.4%
# Weyerhaeuser Co.	1,415,829	54,112,984	0.8%
Other Securities		78,273,714	1.1%
Total Materials		225,435,180	3.3%
Telecommunication Services — (7.7%)
# AT&T, Inc.	9,749,000	260,980,730	3.9%
# Verizon Communications, Inc.	8,542,208	253,447,311	3.7%
Other Securities		58,656,568	0.9%
Total Telecommunication Services		573,084,609	8.5%
Utilities — (0.1%)
Total Utilities		4,787,743	0.1%
TOTAL COMMON STOCKS		6,607,902,761	98.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $130,825,000 FNMA 5.50%, 05/01/37 & 6.00%, 05/01/38, valued at $146,641,902) to be repurchased at $144,481,317	$144,470	144,470,000	2.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (9.4%)
§@ DFA Short Term Investment Fund LP	641,002,721	$641,002,721	9.5%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $65,652,304 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 09/01/38 & U.S. Treasury STRIP 0.599%(y), 02/15/09, valued at $49,188,211) to be repurchased at $48,070,107	$48,069	48,069,158	0.7%
TOTAL SECURITIES LENDING COLLATERAL		699,071,879	10.4%
TOTAL INVESTMENTS — (100.0%) (Cost $9,331,596,076)		$7,451,444,640	110.6%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.4%)
Consumer Discretionary — (11.9%)
# American Greetings Corp. Class A	1,904,200	$22,241,056	0.4%
# Bob Evans Farms, Inc.	1,322,901	27,622,173	0.5%
*# Jarden Corp.	1,406,615	25,037,747	0.5%
# Scholastic Corp.	1,773,991	32,943,013	0.6%
*# Zale Corp.	1,488,264	25,389,784	0.5%
Other Securities		631,061,425	11.4%
Total Consumer Discretionary		764,295,198	13.9%
Consumer Staples — (3.2%)
*# Hain Celestial Group, Inc.	1,305,774	30,346,188	0.6%
Seaboard Corp.	18,484	24,768,560	0.5%
# Universal Corp.	754,474	29,869,626	0.6%
Other Securities		124,021,987	2.1%
Total Consumer Staples		209,006,361	3.8%
Energy — (4.5%)
*# Comstock Resources, Inc.	568,074	28,074,217	0.5%
* Encore Acquisition Co.	781,016	24,328,648	0.5%
* Stone Energy Corp.	974,813	29,575,826	0.6%
* Whiting Petroleum Corp.	500,221	26,006,490	0.5%
Other Securities		184,237,941	3.2%
Total Energy		292,223,122	5.3%
Financials — (22.7%)
* Argo Group International Holdings, Ltd.	674,606	21,519,931	0.4%
# Brookline Bancorp, Inc.	2,214,827	25,913,476	0.5%
# Chemical Financial Corp.	826,061	21,700,622	0.4%
Delphi Financial Group, Inc. Class A	1,497,269	23,581,987	0.4%
# First Niagara Financial Group, Inc.	3,669,543	57,868,693	1.1%
Harleysville Group, Inc.	1,092,091	34,488,234	0.6%
Infinity Property & Casualty Corp.	614,512	24,469,868	0.5%
MB Financial, Inc.	1,096,148	32,566,557	0.6%
# National Penn Bancshares, Inc.	1,947,592	32,992,208	0.6%
* Navigators Group, Inc.	570,373	28,809,540	0.5%
# NewAlliance Bancshares, Inc.	3,421,707	47,219,557	0.9%
# Prosperity Bancshares, Inc.	1,106,919	36,760,780	0.7%
# Provident Financial Services, Inc.	2,524,606	37,010,724	0.7%
Selective Insurance Group, Inc.	1,945,426	46,203,867	0.9%
# Susquehanna Bancshares, Inc.	2,051,230	31,773,553	0.6%
# Umpqua Holdings Corp.	1,592,927	27,111,618	0.5%
# United Fire & Casualty Co.	1,130,390	26,191,136	0.5%
Other Securities		904,996,792	16.1%
Total Financials		1,461,179,143	26.5%
Health Care — (6.6%)
Alpharma, Inc. Class A	1,472,500	46,103,975	0.9%
*# CONMED Corp.	861,645	22,575,099	0.4%
* Kindred Healthcare, Inc.	1,758,075	25,474,507	0.5%
Other Securities		334,466,347	6.0%
Total Health Care		428,619,928	7.8%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (14.8%)
*# Alaska Air Group, Inc.	998,489	$24,662,678	0.5%
# Applied Industrial Technologies, Inc.	1,450,550	29,286,605	0.5%
# Arkansas Best Corp.	860,090	25,106,027	0.5%
# Briggs & Stratton Corp.	2,077,065	32,734,544	0.6%
* Esterline Technologies Corp.	1,050,823	37,882,169	0.7%
IKON Office Solutions, Inc.	3,449,107	59,428,114	1.1%
# Regal-Beloit Corp.	979,413	31,889,687	0.6%
* Republic Airways Holdings, Inc.	1,682,318	25,150,654	0.5%
# Trinity Industries, Inc.	1,524,225	25,728,918	0.5%
# Watts Water Technologies, Inc.	909,616	24,041,151	0.4%
# Werner Enterprises, Inc.	2,808,495	55,102,672	1.0%
Other Securities		583,830,089	10.4%
Total Industrials		954,843,308	17.3%
Information Technology — (14.6%)
* Benchmark Electronics, Inc.	2,841,081	34,064,561	0.6%
* Coherent, Inc.	1,102,339	27,889,177	0.5%
* MKS Instruments, Inc.	2,124,394	39,407,509	0.7%
* MPS Group, Inc.	3,486,300	27,158,277	0.5%
*# Skyworks Solutions, Inc.	5,636,470	40,188,031	0.7%
* Sycamore Networks, Inc.	6,557,032	21,900,487	0.4%
Other Securities		748,429,732	13.7%
Total Information Technology		939,037,774	17.1%
Materials — (4.2%)
# Westlake Chemical Corp.	1,245,569	22,706,723	0.4%
Other Securities		246,046,065	4.5%
Total Materials		268,752,788	4.9%
Other — (0.0%)
Total Other		701,790	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		21,365,833	0.4%
Utilities — (0.6%)
Total Utilities		37,343,547	0.7%
TOTAL COMMON STOCKS		5,377,368,792	97.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		13,361	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $102,925,000 FNMA 5.00%, 08/25/18, valued at $106,194,565) to be repurchased at $104,630,195	$104,622	104,622,000	1.9%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.0%)
§@ DFA Short Term Investment Fund LP	883,621,350	$883,621,350	16.0%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $96,893,468 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 10/01/38 & U.S. Treasury STRIP 1.710%(y), 11/15/09 & 4.810%(y), 08/15/18, valued at $71,913,412) to be repurchased at 70,034,901	$70,034	70,033,515	1.3%
TOTAL SECURITIES LENDING COLLATERAL		963,654,865	17.5%
TOTAL INVESTMENTS — (100.0%) (Cost $7,857,832,882)		$6,445,659,018	117.1%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.7%)
Consumer Discretionary — (13.8%)
# American Axle & Manufacturing Holdings, Inc.	1,125,583	$4,040,843	0.2%
# Cooper Tire & Rubber Co.	1,248,791	9,528,275	0.5%
Finish Line, Inc. Class A	613,086	5,867,233	0.3%
# Furniture Brands International, Inc.	1,071,088	6,094,491	0.3%
# Group 1 Automotive, Inc.	440,812	4,430,161	0.2%
# La-Z-Boy, Inc.	1,020,700	5,899,646	0.3%
# Matthews International Corp. Class A	90,967	4,059,857	0.2%
# Media General, Inc. Class A	555,071	4,235,192	0.2%
Modine Manufacturing Co.	740,935	5,482,919	0.3%
*# Netflix, Inc.	195,382	4,837,658	0.2%
* RC2 Corp.	344,107	4,370,159	0.2%
Stage Stores, Inc.	891,446	6,873,049	0.3%
# Superior Industries International, Inc.	431,867	6,175,698	0.3%
Other Securities		278,947,043	13.5%
Total Consumer Discretionary		350,842,224	17.0%
Consumer Staples — (3.5%)
Casey's General Stores, Inc.	137,677	4,157,845	0.2%
*# Chattem, Inc.	54,784	4,145,505	0.2%
Other Securities		79,255,382	3.8%
Total Consumer Staples		87,558,732	4.2%
Energy — (3.4%)
# USEC, Inc.	1,349,307	5,572,638	0.3%
Other Securities		80,752,714	3.9%
Total Energy		86,325,352	4.2%
Financials — (14.2%)
American Equity Investment Life Holding Co.	1,022,703	4,622,618	0.2%
First Niagara Financial Group, Inc.	305,149	4,812,200	0.2%
Horace Mann Educators Corp.	928,504	7,390,892	0.4%
* LaBranche & Co., Inc.	719,750	4,484,042	0.2%
* ProAssurance Corp.	91,350	5,019,682	0.3%
* SVB Financial Group	88,886	4,573,185	0.2%
# Westamerica Bancorporation	81,557	4,669,138	0.2%
Other Securities		325,655,923	15.8%
Total Financials		361,227,680	17.5%
Health Care — (10.1%)
*# Amedisys, Inc.	77,134	4,351,129	0.2%
* Celera Corp.	486,795	5,505,651	0.3%
*# Haemonetics Corp.	74,847	4,420,464	0.2%
*# NuVasive, Inc.	97,252	4,579,597	0.2%
Owens & Minor, Inc.	119,100	5,153,457	0.3%
# Valeant Pharmaceuticals International	250,587	4,703,518	0.2%
Other Securities		226,442,860	10.9%
Total Health Care		255,156,676	12.3%
Industrials — (14.1%)
# CLAROC, Inc.	139,800	4,947,522	0.2%
Curtiss-Wright Corp.	116,200	4,287,780	0.2%
G & K Services, Inc. Class A	225,665	5,097,772	0.3%
# Granite Construction, Inc.	121,200	4,323,204	0.2%
# Heartland Express, Inc.	264,941	4,064,195	0.2%
IKON Office Solutions, Inc.	297,560	5,126,959	0.3%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# NCI Building Systems, Inc.	234,062	$4,355,894	0.2%
*# PHH Corp.	1,090,949	8,793,049	0.4%
# Rollins, Inc.	292,175	5,133,515	0.3%
*# School Specialty, Inc.	223,928	4,702,488	0.2%
* Teledyne Technologies, Inc.	95,800	4,365,606	0.2%
Other Securities		303,410,210	14.7%
Total Industrials		358,608,194	17.4%
Information Technology — (13.4%)
* Exar Corp.	850,992	5,684,627	0.3%
InfoSpace, Inc.	655,004	5,613,384	0.3%
*# Microsemi Corp.	193,402	4,204,559	0.2%
* Vignette Corp.	527,254	4,281,302	0.2%
* Zoran Corp.	809,353	6,588,133	0.3%
Other Securities		314,548,511	15.2%
Total Information Technology		340,920,516	16.5%
Materials — (3.9%)
# Gibraltar Industries, Inc.	302,619	4,009,702	0.2%
# Silgan Holdings, Inc.	92,969	4,326,777	0.2%
Spartech Corp.	637,365	4,053,641	0.2%
Other Securities		85,355,238	4.1%
Total Materials		97,745,358	4.7%
Other — (0.0%)
Total Other		60,929	0.0%
Telecommunication Services — (0.7%)
Total Telecommunication Services		16,937,504	0.8%
Utilities — (2.6%)
New Jersey Resources Corp.	111,150	4,139,226	0.2%
# WGL Holdings, Inc.	130,372	4,196,675	0.2%
Other Securities		58,286,657	2.8%
Total Utilities		66,622,558	3.2%
TOTAL COMMON STOCKS		2,022,005,723	97.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		5,269	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,815,000 FNMA 5.11%(r), 01/01/36, valued at $53,960,447) to be repurchased at $53,164,164	$53,160	53,160,000	2.6%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (18.2%)
§@ DFA Short Term Investment Fund LP	423,607,839	$423,607,839	20.5%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $36,131,387 FNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 08/01/36 to 11/01/37 & U.S. Treasury STRIP, rates ranging from 1.423%(y) to 4.623%(y), maturities ranging from 11/15/10 to 02/15/17, valued at $28,847,755) to be repurchased at $28,107,400	$28,107	28,106,849	1.3%
TOTAL SECURITIES LENDING COLLATERAL		461,714,688	22.3%
TOTAL INVESTMENTS - (100.0%) (Cost $2,867,896,535)		$2,536,885,680	122.7%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.5%)
Consumer Discretionary — (12.5%)
# ArvinMeritor, Inc.	3,137,462	$18,573,775	0.5%
# Brunswick Corp.	2,156,278	7,482,285	0.2%
# Cox Radio, Inc.	1,269,099	6,916,590	0.2%
# Penske Automotive Group, Inc.	1,152,883	9,442,112	0.3%
# Ryland Group, Inc.	502,072	9,433,933	0.3%
# Sonic Automotive, Inc.	1,282,597	6,579,723	0.2%
*# TiVo, Inc.	939,095	6,451,583	0.2%
Other Securities		373,665,567	10.6%
Total Consumer Discretionary		438,545,568	12.5%
Consumer Staples — (4.4%)
# Chiquita Brands International, Inc.	1,589,717	21,699,637	0.6%
*# Green Mountain Coffee, Inc.	229,200	6,644,508	0.2%
*# USANA Health Services, Inc.	174,170	6,608,010	0.2%
Other Securities		120,435,991	3.4%
Total Consumer Staples		155,388,146	4.4%
Energy — (3.0%)
* Harvest Natural Resources, Inc.	964,097	8,185,184	0.2%
*# Mariner Energy, Inc.	767,892	11,049,966	0.3%
* Petroleum Development Corp.	491,060	10,169,853	0.3%
Other Securities		75,241,165	2.2%
Total Energy		104,646,168	3.0%
Financials — (16.3%)
BancFirst Corp.	152,633	7,692,703	0.2%
# Central Pacific Financial Corp.	1,071,063	16,708,583	0.5%
# City Holding Co.	174,419	7,297,691	0.2%
# Community Bank System, Inc.	282,197	7,040,815	0.2%
Financial Federal Corp.	272,250	6,302,587	0.2%
Infinity Property & Casualty Corp.	159,371	6,346,153	0.2%
* Navigators Group, Inc.	150,925	7,623,222	0.2%
# NBT Bancorp, Inc.	305,924	8,529,161	0.3%
# PacWest Bancorp	1,007,063	25,166,504	0.7%
The Phoenix Companies, Inc.	2,668,100	17,262,607	0.5%
WesBanco, Inc.	244,944	6,657,578	0.2%
Other Securities		456,676,093	12.9%
Total Financials		573,303,697	16.3%
Health Care — (10.2%)
* Amsurg Corp.	297,081	7,409,200	0.2%
* CONMED Corp.	266,279	6,976,510	0.2%
Datascope Corp.	151,010	7,576,172	0.2%
* Gentiva Health Services, Inc.	273,736	7,431,932	0.2%
Other Securities		329,931,811	9.4%
Total Health Care		359,325,625	10.2%
Industrials — (13.3%)
* Alaska Air Group, Inc.	546,500	13,498,550	0.4%
*# Axsys Technologies, Inc.	101,363	6,692,999	0.2%
# Healthcare Services Group, Inc.	410,100	6,791,256	0.2%
Kelly Services, Inc. Class A	1,184,737	16,870,655	0.5%
# Raven Industries, Inc.	349,469	11,249,407	0.3%
SkyWest, Inc.	1,074,109	16,552,020	0.5%
Other Securities		393,445,841	11.2%
Total Industrials		465,100,728	13.3%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (15.5%)
* Applied Micro Circuits Corp.	2,438,511	$12,460,791	0.4%
Black Box Corp.	312,624	9,506,896	0.3%
* Cabot Microelectronics Corp.	234,301	6,731,468	0.2%
* Entegris, Inc.	5,110,889	13,748,291	0.4%
* Insight Enterprises, Inc.	1,369,813	13,328,280	0.4%
*# L-1 Identity Solutions, Inc.	2,755,074	22,591,607	0.7%
MAXIMUS, Inc.	212,800	6,796,832	0.2%
* RealNetworks, Inc.	1,853,418	7,932,629	0.2%
* Sykes Enterprises, Inc.	403,892	6,446,116	0.2%
* Vishay Intertechnology, Inc.	3,213,163	13,848,733	0.4%
Other Securities		428,747,115	12.1%
Total Information Technology		542,138,758	15.5%
Materials — (3.7%)
# AMCOL International Corp.	271,602	6,662,397	0.2%
Arch Chemicals, Inc.	231,263	6,560,931	0.2%
Louisiana-Pacific Corp.	2,892,020	13,881,696	0.4%
Other Securities		101,036,135	2.9%
Total Materials		128,141,159	3.7%
Other — (0.0%)
Total Other		180,680	0.0%
Telecommunication Services — (0.8%)
* Premiere Global Services, Inc.	690,525	6,870,724	0.2%
Other Securities		19,807,941	0.6%
Total Telecommunication Services		26,678,665	0.8%
Utilities — (1.8%)
# California Water Service Group	204,531	7,682,184	0.2%
MGE Energy, Inc.	205,779	7,331,906	0.2%
Other Securities		48,883,191	1.4%
Total Utilities		63,897,281	1.8%
TOTAL COMMON STOCKS		2,857,346,475	81.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		6,872	0.0%
TEMPORARY CASH INVESTMENTS — (1.9%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	51,833,986	51,833,986	1.5%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $19,025,000 FNMA 6.50%, 08/01/36, valued at $14,189,577) to be repurchased at $13,978,095	$13,977	13,977,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		65,810,986	1.9%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (16.6%)
§@ DFA Short Term Investment Fund LP	534,979,627	$534,979,627	15.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $67,424,373 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/32 to 08/01/38 & U.S. Treasury STRIP 0.566%(y), 11/15/08, valued at $49,299,172) to be repurchased at $47,982,801	$47,982	47,981,844	1.4%
TOTAL SECURITIES LENDING COLLATERAL		582,961,471	16.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,891,675,999)		$3,506,125,804	100.0%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,716,458	0.8%
Commonwealth Bank of Australia	2,119,091	57,926,994	1.2%
# National Australia Bank, Ltd.	3,087,538	50,098,709	1.1%
Other Securities		107,641,792	2.3%
TOTAL — AUSTRALIA		254,383,953	5.4%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		28,305,261	0.6%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		29,328,450	0.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256	0.0%
TOTAL — BELGIUM		29,328,706	0.6%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,226,832	28,052,344	0.6%
# EnCana Corp.	560,598	28,478,732	0.6%
Petro-Canada	1,205,300	30,140,000	0.6%
Sun Life Financial, Inc.	1,262,400	29,693,056	0.6%
Other Securities		200,692,451	4.4%
TOTAL — CANADA		317,056,583	6.8%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		46,987,354	1.0%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		52,418,538	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
# AXA SA	2,818,397	53,842,817	1.2%
# BNP Paribas SA	1,558,158	112,501,123	2.4%
# Compagnie de Saint-Gobain	580,915	22,415,677	0.5%
Vivendi SA	2,482,257	64,884,026	1.4%
Other Securities		208,936,536	4.3%
TOTAL — FRANCE		462,580,179	9.8%
GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
Allianz SE	442,712	33,313,833	0.7%
# Daimler AG	1,684,003	57,854,323	1.2%
# Deutsche Bank AG	774,190	28,921,349	0.6%
# Deutsche Telekom AG	2,621,866	38,930,629	0.8%
Deutsche Telekom AG Sponsored ADR	2,705,150	40,171,477	0.9%
E.ON AG	1,781,013	68,160,893	1.5%
# E.ON AG Sponsored ADR	1,091,708	41,484,904	0.9%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	388,934	$50,491,309	1.1%
Other Securities		114,673,630	2.4%
TOTAL — GERMANY		474,002,347	10.1%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		14,142,756	0.3%
HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
# Cheung Kong Holdings, Ltd.	3,224,000	30,955,317	0.7%
Hutchison Whampoa, Ltd.	5,472,000	29,569,976	0.6%
Sun Hung Kai Properties, Ltd.	2,528,000	22,148,070	0.5%
Other Securities		54,353,926	1.1%
TOTAL — HONG KONG		137,027,289	2.9%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		16,882,601	0.4%
ITALY — (1.9%)
COMMON STOCKS — (1.9%)
UniCredito Italiano SpA	10,088,794	24,697,595	0.5%
Other Securities		78,187,153	1.7%
TOTAL — ITALY		102,884,748	2.2%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	24,799,840	0.5%
Hitachi, Ltd.	6,574,000	30,865,283	0.7%
Tokio Marine Holdings, Inc.	1,457,311	44,952,061	1.0%
Other Securities		621,977,287	13.2%
TOTAL — JAPAN		722,594,471	15.4%
NETHERLANDS — (3.5%)
COMMON STOCKS — (3.5%)
# ArcelorMittal	1,877,993	48,755,658	1.0%
ING Groep NV	3,093,625	29,019,312	0.6%
Koninklijke Philips Electronics NV	3,192,970	59,005,541	1.3%
Other Securities		50,984,660	1.1%
TOTAL — NETHERLANDS		187,765,171	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,460,246	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		42,910,368	0.9%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,541,713	0.1%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		57,732,771	1.2%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,025,356	75,980,397	1.6%
# Banco Santander SA Sponsored ADR	3,044,700	32,700,078	0.7%
Repsol YPF SA	1,204,043	22,895,968	0.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA Sponsored ADR	1,285,700	$24,582,584	0.5%
Other Securities		68,834,633	1.5%
TOTAL — SPAIN		224,993,660	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	4,247,718	34,046,034	0.7%
Other Securities		94,071,267	2.0%
TOTAL — SWEDEN		128,117,301	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
* Compagnie Financiere Richemont SA Series A	1,125,900	23,669,433	0.5%
Credit Suisse Group AG	1,755,349	65,639,295	1.4%
# Credit Suisse Group AG Sponsored ADR	591,859	22,135,527	0.5%
Holcim, Ltd.	435,033	24,709,544	0.5%
Swiss Re	725,996	30,276,699	0.6%
Zurich Financial SVCS AG	300,246	60,913,201	1.3%
Other Securities		92,813,720	2.0%
TOTAL — SWITZERLAND		320,157,419	6.8%
UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
Anglo American P.L.C.	1,329,421	33,356,819	0.7%
Aviva P.L.C.	6,571,996	39,201,982	0.8%
# Barclays P.L.C. Sponsored ADR	2,197,790	23,670,198	0.5%
# HSBC Holdings P.L.C. Sponsored ADR	2,176,243	128,398,337	2.7%
Kingfisher P.L.C.	12,172,495	22,467,306	0.5%
Royal Dutch Shell P.L.C. ADR	1,294,780	71,588,386	1.5%
RSA Insurance Group P.L.C.	12,939,111	28,774,426	0.6%
Vodafone Group P.L.C.	56,881,367	109,423,488	2.3%
Vodafone Group P.L.C. Sponsored ADR	6,370,018	122,750,247	2.6%
William Morrison Supermarkets P.L.C.	6,906,878	29,409,035	0.6%
Other Securities		324,025,564	7.1%
TOTAL — UNITED KINGDOM		933,065,788	19.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $92,080,000 FHLMC 4.50%, 05/01/23, valued at $87,591,100) to be repurchased at $86,299,760	$86,293	86,293,000	1.8%
	Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§@ DFA Short Term Investment Fund LP	757,347,231	757,347,231	16.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,471,793 FHLMC 7.000%, 08/01/37, valued at $2,958,290) to be repurchased at $2,900,344	$2,900	2,900,284	0.1%
TOTAL SECURITIES LENDING COLLATERAL		760,247,515	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $7,723,320,604)		$5,413,879,738	115.2%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
# Chofu Seisakusho Co., Ltd.	124,300	$2,715,167	0.3%
# DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294	0.3%
Kanto Auto Works, Ltd.	237,000	2,879,846	0.3%
# Matsuya Co., Ltd.	179,700	3,806,351	0.4%
Nissan Shatai Co., Ltd.	510,300	3,332,970	0.3%
# PanaHome Corp.	519,200	3,079,083	0.3%
Sumitomo Forestry Co., Ltd.	440,766	2,892,042	0.3%
Other Securities		197,161,791	18.4%
Total Consumer Discretionary		218,595,544	20.6%
Consumer Staples — (8.6%)
# Fancl Corp.	238,100	2,985,237	0.3%
Fuji Oil Co., Ltd.	296,500	3,403,727	0.3%
Heiwado Co., Ltd.	198,600	2,955,905	0.3%
# Hokuto Corp.	110,300	2,921,277	0.3%
# Life Corp.	183,900	3,363,423	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	2,755,994	0.3%
Nippon Flour Mills Co., Ltd.	604,000	2,769,324	0.3%
# Ryoshoku, Ltd.	149,500	2,851,547	0.3%
# Snow Brand Milk Products Co., Ltd.	900,000	3,411,961	0.3%
The Nisshin Oillio Group, Ltd.	585,000	2,767,054	0.3%
# Unicharm Petcare Corp.	97,300	3,433,347	0.3%
Other Securities		86,240,387	8.0%
Total Consumer Staples		119,859,183	11.3%
Energy — (1.1%)
Total Energy		14,514,185	1.4%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	3,449,129	0.3%
Shikoku Bank, Ltd.	742,000	3,396,954	0.3%
The Akita Bank, Ltd.	666,400	2,770,580	0.3%
# The Bank of Ikeda, Ltd.	70,300	2,820,573	0.3%
# The Bank of Iwate, Ltd.	63,300	3,934,220	0.4%
# The Fukui Bank, Ltd.	841,000	2,862,494	0.3%
The Oita Bank, Ltd.	491,900	3,053,271	0.3%
Toho Bank, Ltd.	759,200	3,231,050	0.3%
# Yamagata Bank, Ltd.	584,500	3,513,370	0.3%
Other Securities		80,587,065	7.5%
Total Financials		109,618,706	10.3%
Health Care — (3.6%)
# Hogy Medical Co., Ltd.	54,500	3,010,223	0.3%
Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136	0.3%
# Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649	0.4%
# Nipro Corp.	201,100	3,083,037	0.3%
Other Securities		37,337,087	3.4%
Total Health Care		50,487,132	4.7%
Industrials — (20.9%)
# Aeon Delight Co., Ltd.	139,000	3,424,202	0.3%
Chudenko Corp.	209,200	3,139,609	0.3%
# Daiseki Co., Ltd.	147,263	3,354,018	0.3%
# Fukuyama Transporting Co., Ltd.	912,400	3,876,253	0.4%
Hitachi Transport System, Ltd.	313,000	4,185,718	0.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Kyowa Exeo Corp.	345,000	$3,382,599	0.3%
# Miura Co., Ltd.	141,400	2,904,502	0.3%
Moshi Moshi Hotline, Inc.	119,450	2,850,086	0.3%
# Okumura Corp.	750,400	2,941,288	0.3%
# Takara Standard Co., Ltd.	515,000	2,759,215	0.3%
# Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364	0.3%
Other Securities		254,297,826	23.8%
Total Industrials		289,850,680	27.3%
Information Technology — (8.0%)
* IT Holdings Corp.	292,801	3,160,478	0.3%
# Net One Systems Co., Ltd.	1,889	3,081,215	0.3%
Other Securities		104,504,448	9.8%
Total Information Technology		110,746,141	10.4%
Materials — (8.3%)
# Daio Paper Corp.	424,500	3,204,902	0.3%
Kureha Corp.	627,500	2,783,997	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,712,223	0.3%
# Nippon Paint Co., Ltd.	759,200	2,928,416	0.3%
Other Securities		104,085,095	9.7%
Total Materials		115,714,633	10.9%
Utilities — (0.7%)
# Okinawa Electric Power Co., Ltd.	59,571	3,492,510	0.3%
# Saibu Gas Co., Ltd.	1,296,000	3,199,312	0.3%
Other Securities		3,316,530	0.3%
Total Utilities		10,008,352	0.9%
TOTAL COMMON STOCKS		1,039,394,556	97.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000	0.8%
	Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§@ DFA Short Term Investment Fund LP	337,066,073	337,066,073	31.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030	0.3%
TOTAL SECURITIES LENDING COLLATERAL		339,879,103	32.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,830,699,372)		$1,388,557,659	130.6%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
ABB Grain, Ltd.	763,384	$4,171,028	1.0%
Adelaide Brighton, Ltd.	1,663,662	2,530,723	0.6%
Ansell, Ltd.	707,058	5,948,225	1.4%
# APA Group	1,864,187	3,632,942	0.8%
#* Arrow Energy NL	2,386,137	3,979,725	0.9%
* Austar United Communications, Ltd.	4,173,099	2,502,765	0.6%
# Australian Infrastructure Fund	2,080,653	2,254,652	0.5%
#* Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375	0.5%
* Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002	0.9%
# AWB, Ltd.	1,641,462	2,870,752	0.7%
# Bank of Queensland, Ltd.	503,041	4,502,753	1.0%
# Beach Petroleum, Ltd.	4,877,374	3,168,055	0.7%
# Cabcharge Australia, Ltd.	518,843	2,386,955	0.5%
Campbell Brothers, Ltd.	233,990	3,746,476	0.9%
# Centennial Coal Co., Ltd.	1,532,031	3,602,679	0.8%
# ConnectEast Group, Ltd.	6,869,141	3,329,685	0.8%
# Corporate Express Australia, Ltd.	598,416	2,007,382	0.5%
# David Jones, Ltd.	2,441,858	5,029,306	1.1%
Downer EDI, Ltd.	1,176,627	3,821,175	0.9%
DUET Group	2,275,133	3,630,540	0.8%
# Futuris Corp., Ltd.	3,162,221	2,467,632	0.6%
Goodman Fielder, Ltd.	1,734,935	1,925,362	0.4%
# Great Southern, Ltd.	9,302,784	2,234,762	0.5%
# Healthscope, Ltd.	1,045,042	3,019,036	0.7%
# Hills Industries, Ltd.	752,110	1,941,101	0.4%
* Iluka Resources, Ltd.	1,928,003	4,662,051	1.1%
# JB Hi-Fi, Ltd.	446,741	2,622,426	0.6%
# Monadelphous Group, Ltd.	367,505	1,967,933	0.5%
New Hope Corp., Ltd.	2,882,889	6,666,028	1.5%
* Paladin Energy, Ltd.	1,398,252	2,142,210	0.5%
# Paperlinx, Ltd.	3,074,208	2,862,987	0.7%
# Perpetual Trustees Australia, Ltd.	126,142	2,937,413	0.7%
* Portman, Ltd.	382,760	5,457,083	1.2%
Primary Health Care, Ltd.	970,723	2,971,817	0.7%
# Ramsay Health Care, Ltd.	373,766	2,524,745	0.6%
# Reece Australia, Ltd.	239,537	2,782,776	0.6%
# Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702	0.7%
#* Sino Gold Mining, Ltd.	970,623	2,235,635	0.5%
# Spark Infrastructure Group, Ltd.	3,056,075	2,986,371	0.7%
# Ten Network Holdings, Ltd.	2,173,092	1,976,324	0.5%
Tower Australia Group, Ltd.	1,383,603	1,936,280	0.4%
# United Group, Ltd.	338,003	2,144,813	0.5%
# West Australian Newspapers Holdings, Ltd.	593,823	2,449,666	0.6%
Other Securities		134,966,367	30.1%
TOTAL COMMON STOCKS		269,806,715	61.2%
PREFERRED STOCKS — (0.1%)
Other Securities		200,165	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,517	0.0%
TOTAL — AUSTRALIA		270,013,397	61.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
# Cafe de Coral Holdings, Ltd.	1,330,000	$2,089,725	0.5%
Other Securities		70,821,340	16.0%
TOTAL COMMON STOCKS		72,911,065	16.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		47,393	0.0%
TOTAL — HONG KONG		72,958,458	16.5%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,633	0.0%
NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
# Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699	1.0%
Infratil, Ltd.	1,740,707	1,953,504	0.4%
Port of Tauranga, Ltd.	566,944	2,183,706	0.5%
# Ryman Healthcare, Ltd.	2,353,608	2,136,229	0.5%
# Sky City Entertainment Group, Ltd.	1,929,556	3,724,524	0.8%
Other Securities		18,274,950	4.2%
TOTAL — NEW ZEALAND		32,635,612	7.4%
SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
# Singapore Post, Ltd.	6,289,900	3,016,431	0.7%
Other Securities		47,724,176	10.8%
TOTAL COMMON STOCKS		50,740,607	11.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,265	0.0%
TOTAL — SINGAPORE		50,750,872	11.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	10,988,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @ DFA Short Term Investment Fund LP	139,002,499	139,002,499	31.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020	0.6%
TOTAL SECURITIES LENDING COLLATERAL		141,408,519	32.1%
TOTAL INVESTMENTS — (100.0%) (Cost $841,787,919)		$578,758,491	131.2%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
Bellway P.L.C.	406,536	$3,541,647	0.6%
Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955	1.2%
The Berkeley Group Holdings P.L.C.	300,929	3,623,265	0.6%
United Business Media P.L.C.	818,599	5,326,802	0.9%
# WH Smith P.LC.	588,205	3,536,482	0.6%
William Hill P.L.C.	1,129,837	3,473,901	0.6%
Other Securities		69,737,880	12.3%
Total Consumer Discretionary		96,118,932	16.8%
Consumer Staples — (4.0%)
Total Consumer Staples		22,882,738	4.0%
Energy — (6.1%)
* Dana Petroleum P.L.C.	326,327	5,249,797	0.9%
#* Imperial Energy Corp. P.L.C.	289,203	3,957,481	0.7%
* Premier Oil P.L.C.	320,409	3,841,181	0.7%
* Soco International P.L.C.	281,540	6,486,038	1.1%
Other Securities		15,497,580	2.7%
Total Energy		35,032,077	6.1%
Financials — (16.0%)
# Aberdeen Asset Management P.L.C.	2,590,854	3,912,615	0.7%
Amlin P.L.C.	1,765,553	9,040,653	1.6%
Brit Insurance Holdings P.L.C.	1,289,236	3,791,566	0.7%
Catlin Group, Ltd.	977,375	5,461,715	1.0%
Close Brothers Group P.L.C.	481,680	4,191,265	0.7%
Hiscox, Ltd.	1,535,730	6,085,323	1.1%
IG Group Holdings P.L.C.	1,197,446	5,594,476	1.0%
Intermediate Capital Group P.L.C.	326,494	5,089,854	0.9%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035	1.0%
Provident Financial P.L.C.	465,600	5,935,143	1.0%
Other Securities		36,503,089	6.3%
Total Financials		91,179,734	16.0%
Health Care — (3.2%)
SSL International P.L.C.	745,205	5,033,003	0.9%
Other Securities		13,096,124	2.3%
Total Health Care		18,129,127	3.2%
Industrials — (31.6%)
Aggreko P.L.C.	513,764	3,595,118	0.6%
Arriva P.L.C.	556,301	5,381,893	0.9%
Atkins WS P.L.C.	425,663	3,656,381	0.6%
Babcock International Group P.L.C.	853,247	5,338,849	0.9%
Carillion P.L.C.	1,523,518	5,110,129	0.9%
* Charter International P.L.C.	626,781	4,085,268	0.7%
De La Rue P.L.C.	603,748	8,709,548	1.5%
Go-Ahead Group P.L.C.	175,345	3,840,315	0.7%
Hays P.L.C.	4,810,460	5,281,079	0.9%
Homeserve P.L.C.	228,007	4,681,612	0.8%
IMI P.L.C.	1,137,010	5,053,118	0.9%
Intertek Group P.L.C.	588,823	6,973,480	1.2%
Michael Page International P.L.C.	1,235,568	4,002,170	0.7%
Mitie Group P.L.C.	1,208,230	3,671,360	0.6%
National Express Group P.L.C.	454,582	4,187,578	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Qinetiq P.L.C.	1,922,010	$5,282,500	0.9%
Spirax-Sarco Engineering P.L.C.	304,500	3,951,612	0.7%
Tomkins P.L.C.	2,633,868	4,834,455	0.9%
Ultra Electronics Holdings P.L.C.	267,145	4,739,088	0.8%
VT Group P.L.C.	677,021	5,453,608	1.0%
Other Securities		82,196,386	14.7%
Total Industrials		180,025,547	31.6%
Information Technology — (10.9%)
ARM Holdings P.L.C.	4,708,219	7,340,704	1.3%
Aveva Group P.L.C.	275,408	3,510,900	0.6%
Electrocomponents P.L.C.	1,576,293	3,615,175	0.6%
Halma P.L.C.	1,486,473	3,930,626	0.7%
Misys P.L.C.	1,982,492	3,549,838	0.6%
Rotork P.L.C.	352,833	4,227,935	0.7%
Spectris P.L.C.	499,879	4,012,371	0.7%
Other Securities		31,853,442	5.7%
Total Information Technology		62,040,991	10.9%
Materials — (3.4%)
Croda International P.L.C.	484,717	4,002,048	0.7%
Other Securities		15,693,593	2.7%
Total Materials		19,695,641	3.4%
Telecommunication Services — (0.6%)
Total Telecommunication Services		3,644,901	0.6%
Utilities — (0.7%)
Northumbrian Water Group P.L.C.	701,411	3,524,870	0.6%
Other Securities		217,845	0.1%
Total Utilities		3,742,715	0.7%
TOTAL COMMON STOCKS		532,492,403	93.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		—	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000	1.9%
	Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @ DFA Short Term Investment Fund LP	23,622,602	23,622,602	4.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920	0.7%
TOTAL SECURITIES LENDING COLLATERAL		27,460,522	4.8%
TOTAL INVESTMENTS — (100.0%) (Cost $862,575,872)		$570,519,925	100.0%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		$30,741,228	2.8%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & van Haaren NV	81,854	4,697,164	0.4%
Bekaert SA	56,746	5,583,963	0.5%
Other Securities		35,670,679	3.2%
TOTAL COMMON STOCKS		45,951,806	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,843	0.0%
TOTAL — BELGIUM		45,959,649	4.1%
DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		24,826,614	2.2%
FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
Elisa Oyj	251,636	3,785,238	0.4%
KCI Konecranes Oyj	243,819	4,143,341	0.4%
M-Real Oyj Series B	4,696,142	7,217,917	0.7%
Nokian Renkaat Oyj	325,926	4,261,240	0.4%
Other Securities		53,944,844	4.7%
TOTAL — FINLAND		73,352,580	6.6%
FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
Arkema	199,362	4,563,061	0.4%
# Bourbon SA	147,476	4,158,267	0.4%
* Gemalto NV	144,058	4,036,115	0.4%
# Neopost SA	57,823	4,841,088	0.4%
# Nexans SA	92,377	5,269,180	0.5%
SCOR SE	268,815	4,404,167	0.4%
Societe BIC SA	84,787	4,478,545	0.4%
* UbiSoft Entertainment SA	98,014	5,180,944	0.5%
# Valeo SA	232,962	4,057,989	0.4%
# Zodiac SA	105,911	4,141,283	0.4%
Other Securities		105,350,371	9.3%
TOTAL COMMON STOCKS		150,481,010	13.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,078	0.0%
TOTAL — FRANCE		150,487,088	13.5%
GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
# Aareal Bank AG	965,964	7,669,414	0.7%
Bilfinger Berger AG	130,384	5,898,571	0.5%
# Douglas Holding AG	100,341	3,774,315	0.4%
DVB Bank SE	173,470	5,700,167	0.5%
MVV Energie AG	136,685	5,376,434	0.5%
Norddeutsche Affinerie AG	150,696	4,825,227	0.4%
*# QIAGEN NV	549,765	7,835,387	0.7%
Rhoen-Klinikum AG	284,706	6,123,128	0.6%
*# SGL Carbon AG	217,830	4,276,121	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	173,213	$5,284,135	0.5%
Wincor Nixdorf AG	112,151	4,871,414	0.5%
Other Securities		109,518,871	9.7%
TOTAL — GERMANY		171,153,184	15.4%
GREECE — (3.1%)
COMMON STOCKS — (3.1%)
Bank of Greece	73,229	4,716,234	0.4%
Other Securities		37,377,271	3.4%
TOTAL — GREECE		42,093,505	3.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
* Aryzta AG	175,745	6,265,167	0.6%
DCC P.L.C.	308,989	4,824,869	0.4%
* Dragon Oil P.L.C.	1,438,888	3,734,083	0.3%
Other Securities		21,415,664	2.0%
TOTAL — IRELAND		36,239,783	3.3%
ITALY — (7.1%)
COMMON STOCKS — (7.1%)
Credito Bergamasco SpA	133,144	3,943,643	0.4%
# Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375	0.5%
Other Securities		85,228,395	7.6%
TOTAL COMMON STOCKS		94,975,413	8.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,365	0.0%
TOTAL — ITALY		94,990,778	8.5%
NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
# Boskalis Westminster CVA	133,054	4,392,541	0.4%
Imtech NV	248,834	3,801,534	0.3%
Nutreco Holding NV	139,331	4,442,381	0.4%
Other Securities		58,352,687	5.3%
TOTAL — NETHERLANDS		70,989,143	6.4%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		34,313,876	3.1%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Jeronimo Martins SGPS SA	731,945	3,735,278	0.3%
Other Securities		13,665,456	1.3%
TOTAL — PORTUGAL		17,400,734	1.6%
SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
Ebro Puleva SA	304,797	3,963,045	0.4%
# SOS Cuetara SA	346,559	4,826,405	0.4%
Other Securities		63,227,800	5.7%
TOTAL — SPAIN		72,017,250	6.5%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
# Elekta AB Series B	302,500	3,825,462	0.3%
Other Securities		47,841,632	4.3%
TOTAL — SWEDEN		51,667,094	4.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
Bank Sarasin & Cie Series B	172,644	$5,080,646	0.5%
Banque Privee Edmond de Rothschild SA	157	4,058,816	0.4%
Berner Kantonalbank	24,383	4,770,531	0.4%
Clariant AG	756,817	4,695,179	0.4%
# Galenica Holding AG	15,281	4,620,503	0.4%
Kuoni Reisen Holding AG	13,201	3,867,768	0.4%
# Luzerner Kantonalbank AG	18,055	3,824,786	0.3%
PSP Swiss Property AG	141,111	6,105,200	0.6%
Romande Energie Holding SA	2,758	4,765,169	0.4%
Valiant Holding AG	57,514	9,909,695	0.9%
Other Securities		104,289,550	9.3%
TOTAL COMMON STOCKS		155,987,843	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		663,447	0.1%
TOTAL — SWITZERLAND		156,651,290	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000	2.8%
	Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @ DFA Short Term Investment Fund LP	235,721,235	235,721,235	21.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730	0.0%
TOTAL SECURITIES LENDING COLLATERAL		236,014,965	21.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,244,915)		$1,339,410,761	120.5%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
Astral Media, Inc. Class A	179,347	$4,147,018	1.8%
Cogeco Cable, Inc.	59,756	1,549,799	0.7%
Corus Entertainment, Inc. Class B	266,300	3,115,266	1.3%
Dorel Industries, Inc. Class B	102,100	2,244,794	1.0%
Quebecor, Inc. Class B	154,693	2,524,526	1.1%
Reitmans Canada, Ltd.	182,700	2,182,759	0.9%
* RONA, Inc.	417,385	4,068,924	1.7%
# Torstar Corp. Class B	163,800	1,569,642	0.7%
Other Securities		9,904,801	4.2%
Total Consumer Discretionary		31,307,529	13.4%
Consumer Staples — (2.3%)
Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987	1.2%
Maple Leaf Foods, Inc.	254,000	1,742,786	0.7%
Other Securities		2,362,630	1.0%
Total Consumer Staples		6,834,403	2.9%
Energy — (17.1%)
* Birchcliff Energy, Ltd.	326,600	1,609,561	0.7%
* Crew Energy, Inc.	240,536	1,353,052	0.6%
* Fairborne Energy, Ltd.	230,900	1,373,561	0.6%
*# First Calgary Petroleums, Ltd. Class A	884,300	2,553,193	1.1%
*# Galleon Energy, Inc. Class A	250,037	1,333,890	0.6%
*# Nuvista Energy, Ltd.	250,321	2,228,445	1.0%
# Pason Systems, Inc.	219,400	2,251,703	1.0%
*# ProEx Energy, Ltd.	192,800	1,981,907	0.9%
Savanna Energy Services Corp.	215,313	1,786,385	0.8%
ShawCor, Ltd.	207,300	3,138,824	1.4%
# Trican Well Service, Ltd.	288,471	2,704,490	1.2%
*# TriStar Oil and Gas, Ltd.	366,841	3,119,655	1.3%
*# Uranium One, Inc.	1,767,600	1,495,853	0.6%
Other Securities		23,814,669	10.0%
Total Energy		50,745,188	21.8%
Financials — (6.5%)
# AGF Management, Ltd. Class B	323,111	3,557,356	1.5%
# Canadian Western Bank	199,000	3,044,520	1.3%
Home Capital Group, Inc.	111,700	2,586,532	1.1%
Laurentian Bank of Canada	88,500	3,001,643	1.3%
# Northbridge Financial Corp.	73,600	1,827,024	0.8%
Other Securities		5,125,815	2.2%
Total Financials		19,142,890	8.2%
Health Care — (5.5%)
Biovail Corp.	484,920	4,168,067	1.8%
*# MDS, Inc.	437,208	4,566,870	2.0%
Other Securities		7,476,097	3.2%
Total Health Care		16,211,034	7.0%
Industrials — (6.1%)
Russel Metals, Inc.	195,900	3,518,821	1.5%
* Stantec, Inc.	154,600	2,481,963	1.1%
Toromont Industries, Ltd.	214,900	4,066,929	1.7%
Transcontinental, Inc. Class A	226,928	2,296,956	1.0%
Other Securities		5,573,885	2.4%
Total Industrials		17,938,554	7.7%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.7%)
* Celestica, Inc.	750,707	$3,631,147	1.6%
*# MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942	0.7%
*# Open Text Corp.	181,300	4,596,804	2.0%
Other Securities		10,016,633	4.3%
Total Information Technology		19,983,526	8.6%
Materials — (21.5%)
*# Alamos Gold, Inc.	327,500	1,350,431	0.6%
*# Canfor Corp.	310,074	1,767,368	0.8%
CCL Industries, Inc. Class B	93,600	2,329,710	1.0%
# Harry Winston Diamond Corp.	219,100	2,135,921	0.9%
* HudBay Minerals, Inc.	440,721	1,989,150	0.9%
IAMGOLD Corp.	1,117,000	3,706,961	1.6%
Methanex Corp.	213,400	2,423,833	1.0%
# Nova Chemicals Corp.	262,000	3,401,892	1.5%
* Pan Amer Silver Corp.	213,700	2,436,106	1.0%
*# Silver Standard Resources, Inc.	223,892	1,905,859	0.8%
* Thompson Creek Metals Company, Inc.	445,400	2,642,172	1.1%
West Fraser Timber Co., Ltd.	116,616	3,097,053	1.3%
Other Securities		34,515,479	14.9%
Total Materials		63,701,935	27.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		71,683	0.0%
Utilities — (0.8%)
*# Canadian Hydro Developers, Inc.	492,100	1,343,242	0.6%
Other Securities		977,641	0.4%
Total Utilities		2,320,883	1.0%
TOTAL COMMON STOCKS		228,257,625	98.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		79,661	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $3,775,000 FNMA 6.50%, 11/01/36, valued at $2,533,771) to be repurchased at $2,496,196	$2,496	2,496,000	1.1%
	Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§@ DFA Short Term Investment Fund LP	64,287,911	64,287,911	27.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r), 09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140	0.5%
TOTAL SECURITIES LENDING COLLATERAL		65,389,051	28.1%
TOTAL INVESTMENTS — (100.0%) (Cost $582,126,285)		$296,222,337	127.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$5,584,351	0.3%
BRAZIL — (16.0%)
COMMON STOCKS — (6.5%)
Perdigao SA ADR	457,126	13,370,936	0.8%
Petroleo Brasilerio SA ADR (71654V101)	1,934,642	42,697,549	2.7%
Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,906,530	2.0%
Other Securities		23,939,591	1.5%
TOTAL COMMON STOCKS		112,914,606	7.0%
PREFERRED STOCKS — (9.5%)
Banci Itau Holding Financeira SA	1,507,125	16,278,202	1.0%
Banco Bradesco SA	1,636,841	18,774,751	1.2%
Companhia Vale do Rio Doce Series A	2,173,591	25,212,251	1.6%
Gerdau SA Sponsored ADR	2,037,600	13,061,016	0.8%
# Sadia SA ADR	1,234,266	7,479,652	0.5%
# Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	11,916,290	0.7%
Other Securities		72,895,252	4.4%
TOTAL PREFERRED STOCKS		165,617,414	10.2%
TOTAL — BRAZIL		278,532,020	17.2%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
# Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,768,162	0.6%
Enersis SA Sponsored ADR	1,398,003	20,131,243	1.3%
# Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	7,996,566	0.5%
Other Securities		17,647,476	1.0%
TOTAL — CHILE		55,543,447	3.4%
CHINA — (4.8%)
COMMON STOCKS — (4.8%)
# Bank of China, Ltd.	60,844,000	17,765,768	1.1%
China Resources Enterprise, Ltd.	7,139,000	14,213,048	0.9%
Citic Pacific, Ltd.	17,336,000	14,098,717	0.9%
# Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	14,393,223	0.9%
Other Securities		22,976,599	1.3%
TOTAL — CHINA		83,447,355	5.1%
CZECH REPUBLIC — (1.9%)
COMMON STOCKS — (1.9%)
CEZ A.S.	323,973	14,169,330	0.9%
Telefonica 02 Czech Republic A.S.	704,007	15,044,164	0.9%
Other Securities		4,619,080	0.3%
TOTAL — CZECH REPUBLIC		33,832,574	2.1%
HUNGARY — (2.3%)
COMMON STOCKS — (2.3%)
*# OTP Bank NYRT	719,020	11,908,444	0.7%
# Richter Gedeon NYRT	115,808	16,000,427	1.0%
Other Securities		12,648,235	0.8%
TOTAL — HUNGARY		40,557,106	2.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (9.4%)
COMMON STOCKS — (9.4%)
HDFC Bank, Ltd.	386,733	$8,227,909	0.5%
Hindustan Unilever, Ltd.	1,921,894	8,736,163	0.5%
Infosys Technologies, Ltd.	657,429	19,010,875	1.2%
Infosys Technologies, Ltd. Sponsored ADR	250,600	7,347,592	0.5%
Reliance Industries, Ltd.	1,030,847	29,122,041	1.8%
Other Securities		89,772,216	5.5%
TOTAL COMMON STOCKS		162,216,796	10.0%
PREFERRED STOCKS — (0.0%)
Other Securities		347,069	0.0%
TOTAL — INDIA		162,563,865	10.0%
INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
PT Astra International Tbk	15,468,561	12,876,057	0.8%
PT Telekomunikasi Indonesia Tbk	15,037,640	7,523,134	0.5%
Other Securities		16,756,269	1.0%
TOTAL — INDONESIA		37,155,460	2.3%
ISRAEL — (5.3%)
COMMON STOCKS — (5.3%)
Bank Hapoalim B.M.	6,655,731	15,071,355	0.9%
Bank Leumi Le-Israel	5,633,015	14,777,977	0.9%
Israel Chemicals, Ltd.	837,943	8,451,396	0.5%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	37,269,881	2.3%
Other Securities		16,808,772	1.1%
TOTAL — ISRAEL		92,379,381	5.7%
MALAYSIA — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		69,964,680	4.3%
MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
Alfa S.A.B. de C.V. Series A	3,812,637	7,822,313	0.5%
# America Movil S.A.B. de C.V. Series L	19,036,559	29,485,030	1.8%
Grupo Mexico S.A.B. de C.V. Series B	21,157,195	16,590,332	1.0%
# Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,309,749	0.6%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	12,582,694	0.8%
Other Securities		73,148,266	4.5%
TOTAL — MEXICO		148,938,384	9.2%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		11,676,420	0.7%
POLAND — (1.4%)
COMMON STOCKS — (1.4%)
Bank Pekao SA	163,030	7,414,805	0.5%
Telekomunikacja Polska SA	1,112,400	8,405,484	0.5%
Other Securities		8,202,531	0.5%
TOTAL — POLAND		24,022,820	1.5%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		138,173	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (7.1%)
COMMON STOCKS — (7.1%)
MTN Group, Ltd.	1,745,306	$19,598,239	1.2%
Sasol, Ltd. Sponsored ADR	1,363,425	39,443,885	2.4%
Other Securities		63,499,905	3.9%
TOTAL — SOUTH AFRICA		122,542,029	7.5%
SOUTH KOREA — (10.2%)
COMMON STOCKS — (10.2%)
# POSCO	46,060	12,686,282	0.8%
Samsung Electronics Co., Ltd.	97,139	40,954,158	2.5%
Samsung Electronics Co., Ltd. ADR	52,988	10,979,734	0.7%
SK Telecom Co., Ltd.	56,085	8,901,750	0.5%
Other Securities		103,339,470	6.4%
TOTAL — SOUTH KOREA		176,861,394	10.9%
TAIWAN — (7.6%)
COMMON STOCKS — (7.6%)
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,452,770	0.5%
Formosa Plastics Corp.	4,721,167	7,967,558	0.5%
Hon Hai Precision Industry Co., Ltd.	3,761,458	9,079,012	0.6%
Nan Ya Plastic Corp.	6,878,218	9,532,403	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	32,412,010	2.0%
Other Securities		65,276,976	3.9%
TOTAL — TAIWAN		131,720,729	8.1%
THAILAND — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		18,868,229	1.2%
TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
* Koc Holding A.S. Series B	3,943,304	7,357,239	0.5%
Other Securities		33,128,805	2.0%
TOTAL — TURKEY		40,486,044	2.5%
		Value†
SECURITIES LENDING COLLATERAL — (11.7%)
§@ DFA Short Term Investment Fund LP	191,178,954	191,178,954	11.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $25,549,645 FHLMC, rates ranging from 5.296%(r) to 6.000%, maturities ranging from 12/01/26 to 03/01/33 & FNMA 5.520%(r), 05/01/17, valued at $12,757,896) to be repurchased at $12,508,001	$12,508	12,507,740	0.8%
TOTAL SECURITIES LENDING COLLATERAL		203,686,694	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,345,667,600)		$1,738,501,155	107.0%

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$1,164,071	0.2%
BRAZIL — (8.1%)
COMMON STOCKS — (2.2%)
# Perdigao SA ADR	71,200	2,082,600	0.4%
Other Securities		12,364,849	2.1%
TOTAL COMMON STOCKS		14,447,449	2.5%
PREFERRED STOCKS — (5.9%)
# Braskem SA Preferred A Sponsored ADR	301,000	2,597,630	0.5%
Companhia Paranaense de Energia-Copel Series B	213,400	2,346,267	0.4%
Duratex SA	245,400	2,050,192	0.4%
Eletropaulo Metropolita SA Preferred A	248,500	2,695,477	0.5%
Klabin SA	1,412,700	2,438,725	0.4%
* Net Servicos de Comunicacao SA	400,902	2,548,082	0.5%
# Sadia SA ADR	300,000	1,818,000	0.3%
Suzano Papel e Celullose SA	390,634	2,316,938	0.4%
Ultrapar Participacoes SA	263,040	4,856,497	0.9%
Votorantim Celulose e Papel SA Sponsored ADR	155,700	1,571,013	0.3%
Other Securities		12,622,333	2.1%
TOTAL PREFERRED STOCKS		37,861,154	6.7%
TOTAL — BRAZIL		52,308,603	9.2%
CHILE — (1.6%)
COMMON STOCKS — (1.6%)
Vina de Concha y Toro SA	1,108,893	1,537,488	0.3%
Other Securities		8,768,006	1.5%
TOTAL — CHILE		10,305,494	1.8%
CHINA — (12.1%)
COMMON STOCKS — (12.1%)
*# Brilliance China Automotive Holdings, Ltd.	56,178,000	2,350,029	0.4%
# China Travel International Investment Hong Kong, Ltd.	31,457,000	4,461,497	0.8%
# China Yurun Food Group, Ltd.	2,622,000	3,116,419	0.6%
# COSCO International Holdings, Ltd.	8,765,000	1,593,992	0.3%
Guangdong Investment, Ltd.	5,402,000	1,653,440	0.3%
# HKC (Holdings), Ltd.	44,456,657	2,449,056	0.4%
# Hopson Development Holdings, Ltd.	8,710,000	2,910,370	0.5%
# Hunan Non-Ferrous Metal Corp., Ltd.	38,500,000	3,456,212	0.6%
Minmetals Resources, Ltd.	18,446,000	1,823,354	0.3%
*# Semiconductor Manufacturing International Corp.	250,445,000	4,633,222	0.8%
# Shenzhen International Holdings, Ltd.	142,816,800	4,820,659	0.9%
Shenzhen Investment, Ltd.	37,424,000	3,877,399	0.7%
# Sinolink Worldwide Holdings, Ltd.	28,341,300	1,627,306	0.3%
TPV Technology, Ltd.	25,626,000	5,087,794	0.9%
Weiqiao Textile Co., Ltd.	7,951,500	1,629,863	0.3%
# Xinao Gas Holdings, Ltd.	2,178,000	1,898,232	0.3%
Other Securities		30,651,622	5.4%
TOTAL COMMON STOCKS		78,040,466	13.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		125	0.0%
TOTAL — CHINA		78,040,591	13.8%

EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$3,422,363	0.6%
INDIA — (9.9%)
COMMON STOCKS — (9.9%)
REI Agro, Ltd.	102,217	1,970,959	0.4%
Sterling Biotech, Ltd.	469,728	1,728,903	0.3%
Other Securities		60,136,546	10.6%
TOTAL COMMON STOCKS		63,836,408	11.3%
PREFERRED STOCKS — (0.0%)
Other Securities		31,078	0.0%
TOTAL — INDIA		63,867,486	11.3%
INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
PT Lippo Karawaci Tbk	35,036,250	1,936,510	0.4%
Other Securities		14,266,111	2.5%
TOTAL — INDONESIA		16,202,621	2.9%
ISRAEL — (3.1%)
COMMON STOCKS — (3.1%)
Clal Insurance Enterprise Holdings, Ltd.	318,868	2,800,707	0.5%
* Harel Insurance Investments & Finances, Ltd.	110,689	3,508,586	0.6%
Super-Sol, Ltd. Series B	449,336	1,913,512	0.3%
Other Securities		11,647,932	2.1%
TOTAL — ISRAEL		19,870,737	3.5%
MALAYSIA — (6.2%)
COMMON STOCKS — (6.2%)
Other Securities		39,825,576	7.0%
PREFERRED STOCKS — (0.0%)
Other Securities		11,462	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		42,061	0.0%
TOTAL — MALAYSIA		39,879,099	7.0%
MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
* Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,842,930	0.3%
Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	4,026,654	0.7%
*# Empresas ICA S.A.B. de C.V.	1,463,608	2,104,274	0.4%
* Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	3,946,400	0.7%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,015,000	0.4%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,190,364	0.4%
Grupo Continental S.A.B. de C.V.	3,339,259	5,190,222	0.9%
*# Industrias CH S.A.B. de C.V. Series B	3,429,248	6,982,421	1.2%
# TV Azteca S.A.B. de C.V. Series A	6,581,300	3,145,521	0.6%
Other Securities		10,422,594	1.8%
TOTAL — MEXICO		41,866,380	7.4%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		8,481,196	1.5%

EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (3.0%)
COMMON STOCKS — (3.0%)
Orbis SA	137,403	$1,878,478	0.3%
Other Securities		17,203,332	3.1%
TOTAL — POLAND		19,081,810	3.4%
SOUTH AFRICA — (4.6%)
COMMON STOCKS — (4.6%)
Dimension Data Holdings P.L.C.	3,458,471	1,839,958	0.3%
Grindrod, Ltd.	1,607,864	2,306,240	0.4%
JD Group, Ltd.	1,161,251	3,341,238	0.6%
Tongaat-Hulett, Ltd.	658,375	3,656,941	0.7%
Wilson Bayly Holme-Ovcon, Ltd.	166,336	1,946,463	0.4%
Other Securities		16,614,219	2.9%
TOTAL — SOUTH AFRICA		29,705,059	5.3%
SOUTH KOREA — (8.9%)
COMMON STOCKS — (8.9%)
Other Securities		57,307,326	10.1%
TAIWAN — (11.0%)
COMMON STOCKS — (11.0%)
Other Securities		70,758,628	12.5%
THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		13,825,645	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,273	0.0%
TOTAL — THAILAND		13,837,918	2.4%
TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
Eczacibasi Ilac Sanayi ve Ticaret A.S.	2,612,880	2,048,255	0.4%
Other Securities		11,123,078	1.9%
TOTAL — TURKEY		13,171,333	2.3%
		Value†
SECURITIES LENDING COLLATERAL — (16.3%)
§@ DFA Short Term Investment Fund LP	100,787,757	100,787,757	17.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $5,778,377 FHLMC 7.000%, 10/01/38 & FNMA 4.056%(r), 09/01/44, valued at $4,431,941) to be repurchased at $4,345,131	$4,345	4,345,040	0.8%
TOTAL SECURITIES LENDING COLLATERAL		105,132,797	18.6%
TOTAL INVESTMENTS — (100.0%) (Cost $886,201,062)		$644,403,512	113.8%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (36.3%)
Federal Farm Credit Bank 2.750%, 05/04/10	$118,300	$117,388,262
Federal Home Loan Bank 2.375%, 04/30/10	12,000	11,843,400
4.875%, 05/14/10	108,200	110,756,766
4.250%, 06/11/10	134,100	136,123,703
2.750%, 06/18/10	76,200	75,573,255
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	135,323,264
2.375%, 05/28/10	106,300	105,146,645
2.875%, 06/28/10	75,000	74,761,125
Federal National Mortgage Association 2.500%, 04/09/10	70,000	69,354,320
4.125%, 05/15/10	102,500	103,827,785
2.375%, 05/20/10	124,500	123,037,997
7.125%, 06/15/10	98,500	104,633,989
TOTAL AGENCY OBLIGATIONS		1,167,770,511
BONDS — (21.2%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	91,700	89,395,304
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	89,000	87,255,511
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	80,400	78,051,596
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	100,000	99,914,500
Deutsche Bank AG Floating Rate Note (r) 2.909%, 06/18/10	100,000	99,922,100
General Electric Capital Corp. Floating Rate Note (r) 5.390%, 01/05/09	10,385	10,353,450
(r) 2.776%, 05/10/10	10,200	9,884,137
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,845,992
Manitoba, Province of 4.450%, 04/12/10	5,450	5,618,198
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	90,350,337
Wal-Mart Stores, Inc. 4.125%, 07/01/10	19,343	19,418,515
TOTAL BONDS		682,009,640

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (10.9%)
Abbey National North America 3.060%, 06/04/09	$55,000	$54,784,389
ABN-AMRO Bank NV 3.070%, 01/28/09	43,000	42,946,259
3.035%, 02/13/09	60,000	59,898,000
Barclays Bank P.L.C. 3.430%, 07/10/09	80,000	79,830,872
3.430%, 08/07/09	22,000	21,950,108
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	45,000	44,951,953
UBS AG 3.390%, 07/13/09	45,000	44,891,591
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		349,253,172
COMMERCIAL PAPER — (28.8%)
ANZ National (International), Ltd. 3.070%, 09/04/09	30,000	29,186,367
Australia & New Zealand Bank 3.111%, 07/31/09	10,000	9,759,608
Bank of Nova Scotia 2.680%, 11/12/08	14,650	14,642,265
Bank of Scotland P.L.C. 2.950%, 12/04/08	100,000	99,754,440
3.055%, 01/15/09	6,000	5,959,859
Danske Corp. 2.695%, 11/13/08	78,000	77,954,846
Dexia Delaware LLC 2.815%, 11/10/08	80,000	79,964,976
2.815%, 11/12/08	23,000	22,987,626
KFW 1.270%, 11/04/08	45,000	44,992,548
1.250%, 11/05/08	50,000	49,989,655
Nordea North America, Inc. 3.000%, 05/11/09	43,000	42,273,012
2.900%, 05/22/09	15,000	14,731,870
3.000%, 06/01/09	45,000	44,155,989
Royal Bank of Canada 2.660%, 11/13/08	102,000	101,940,952
Royal Bank of Scotland P.L.C. 3.040%, 01/05/09	24,000	23,864,393
3.000%, 02/04/09	34,000	33,700,256
Societe Generale North America 3.100%, 05/01/09	19,000	18,695,504
3.145%, 05/01/09	44,000	43,294,851
Svenska Handelsbanken 2.700%, 11/13/08	51,025	50,995,462
UBS Finance Delaware LLC 3.225%, 05/22/09	17,000	16,696,120
Westpac Banking Corp. 3.020%, 09/04/09	103,000	100,206,527
TOTAL COMMERCIAL PAPER		925,747,126

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $96,885,000 FHLMC 4.50%, 05/01/23, valued at $92,161,856) to be repurchased at $90,806,113	$90,799	$90,799,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,227,053,074)		$3,215,579,449

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRIA — (1.5%)
BONDS — (1.5%)
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	54,575	$47,084,149
CANADA — (3.1%)
BONDS — (3.1%)
Ontario, Province of (u) 3.125%, 09/08/10	100,000	101,562,600
GERMANY — (6.1%)
BONDS — (6.1%)
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	58,984,365
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,312,223
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 4.250%, 09/15/10	25,000	25,710,450
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	10,718,000	108,681,129
TOTAL — GERMANY		197,688,167
NETHERLANDS — (0.5%)
BONDS — (0.5%)
Bank Nederlandse Gemeenten (f) 2.000%, 12/30/08	4,000	3,445,563
Rabobank Nederland (f) 3.500%, 12/29/08	15,500	13,380,709
TOTAL — NETHERLANDS		16,826,272
SPAIN — (1.8%)
BONDS — (1.8%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	5,638,000	57,237,290
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.6%)
BONDS — (1.6%)
Inter-American Development Bank (j) 1.900%, 07/08/09	5,000,000	51,102,122
SWEDEN — (0.2%)
BONDS — (0.2%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	6,575,752
UNITED STATES — (82.8%)
AGENCY OBLIGATIONS — (29.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	20,100	19,945,089

	Face Amount^	Value†
	(000)
Federal Home Loan Bank 4.875%, 05/14/10	89,200	$91,307,796
4.250%, 06/11/10	125,100	126,987,884
2.750%, 06/18/10	103,400	102,549,535
3.500%, 07/16/10	20,000	20,074,320
3.375%, 08/13/10	102,300	102,481,582
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	23,000	22,885,552
2.375%, 05/28/10	50,000	49,457,500
2.875%, 06/28/10	115,000	114,633,725
Federal National Mortgage Association 4.125%, 05/15/10	105,400	106,765,352
2.375%, 05/20/10	80,000	79,060,560
7.125%, 06/15/10	100,000	106,227,400
TOTAL AGENCY OBLIGATIONS		942,376,295
BONDS — (21.1%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	84,000	81,888,828
Bank of America Corp. 4.500%, 08/01/10	5,092	4,954,185
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	97,400	95,490,863
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	25,000	24,978,625
Deutche Bank AG Floating Rate Note (r) 3.565%, 02/16/10	90,000	90,013,410
General Electric Capital Corp. (j) 0.750%, 02/05/09	4,497,000	45,430,154
(f) 2.250%, 02/09/09	21,000	17,801,742
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	67,500	67,260,105
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	90,000	89,849,340
Wachovia Corp. Floating Rate Note (r) 5.500%, 02/23/09	45,000	44,507,250
(r) 5.465%, 11/24/09	50,000	48,575,450
Wells Fargo Bank & Co. 4.625%, 08/09/10	6,500	6,473,070
Wells Fargo Bank & Co. Floating Rate Note (r) 5.380%, 09/23/09	65,000	63,703,705
TOTAL BONDS		680,926,727

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (14.5%)
ABN-AMRO Bank NV 3.070%, 01/28/09	$77,000	$76,903,765
Barclays Bank P.L.C. 3.430%, 07/10/09	60,000	59,873,154
3.430%, 08/07/09	40,000	39,909,288
BNP Paribas Finance, Inc. 3.040%, 01/20/09	23,000	22,972,200
3.190%, 08/14/09	76,000	75,684,798
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	94,000	93,899,636
UBS AG 3.390%, 07/13/09	100,000	99,759,090
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		469,001,931
COMMERCIAL PAPER — (18.0%)
Abbey National North America 2.970%, 01/12/09	33,000	32,789,681
2.970%, 02/09/09	20,000	19,813,768
2.990%, 02/20/09	14,000	13,854,133
Australia & New Zealand Bank 3.111%, 07/31/09	60,000	58,557,648
Bank of Scotland P.L.C. 2.950%, 12/04/08	20,000	19,950,888
3.045%, 01/12/09	17,000	16,891,654
CME Group, Inc. 2.285%, 11/03/08	73,000	72,990,933
Danske Corp. 3.980%, 11/03/08	55,000	54,993,169
KFW 1.270%, 11/04/08	20,000	19,996,688
1.250%, 11/05/08	64,000	63,986,758

	Face Amount	Value†
	(000)
National Australia Funding 4.500%, 12/04/08	$5,000	$4,987,722
3.000%, 01/02/09	10,000	9,946,520
Nordea North America, Inc. 4.090%, 11/03/08	25,000	24,996,895
2.855%, 01/28/09	24,000	23,805,326
3.030%, 05/05/09	25,000	24,590,543
3.000%, 05/11/09	4,000	3,932,373
Paccar Financial Corp. 1.800%, 11/03/08	22,148	22,145,249
Societe Generale North America 3.005%, 02/12/09	35,000	34,663,605
3.100%, 05/01/09	34,000	33,455,113
3.100%, 05/08/09	12,000	11,800,290
3.030%, 05/18/09	13,000	12,772,200
TOTAL COMMERCIAL PAPER		580,921,156
TOTAL — UNITED STATES		2,673,226,109
TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $101,715,000 FHLMC, rates ranging from 4.50% to 6.584%(r), maturities ranging from 05/01/23 to 03/01/37 & FNMA 5.50%, 02/25/36, valued at $80,250,299) to be repurchased at $79,065,193	79,059	79,059,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,183,845,566)		$3,230,361,461

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $712,279, $0, $690,374, and $903,683 of securities on loan, respectively)	$3,222,515	$191,904	$6,607,903	$5,377,382
Temporary Cash Investments at Value & Cost	34,056	6,367	144,470	104,622
Collateral Received from Securities on Loan at Value & Cost	725,739	—	699,072	963,655
Foreign Currencies at Value	—	2	—	—
Cash	4,084	—	—	—
Receivables:
Investment Securities Sold	2,153	—	10,617	2,974
Dividends and Interest	4,961	1,440	12,718	4,173
Securities Lending Income	367	—	1,430	2,269
Fund Shares Sold	5,691	65	4,995	13,961
Fund Margin Variation	200	1,175	29	26
Prepaid Expenses and Other Assets	20	17	7	7
Total Assets	3,999,786	200,970	7,481,241	6,469,069
LIABILITIES:
Payables:
Upon Return of Securities Loaned	725,739	—	699,072	963,655
Investment Securities Purchased	—	—	41,685	—
Fund Shares Redeemed	70	—	136	—
Due to Advisor	69	9	570	931
Forward Currency Contracts	—	16	—	—
Unrealized Loss on Forward Currency Contracts	—	429	—	—
Accrued Expenses and Other Liabilities	256	17	415	348
Total Liabilities	726,134	471	741,878	964,934
NET ASSETS	$3,273,652	$200,499	$6,739,363	$5,504,135
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	33,170,337	497,037,187	443,285,380
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$6.04	$13.56	$12.42
Investments at Cost	$3,422,812	$192,751	$8,488,055	$6,789,556
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$200,499	$9,162,464	$5,504,135
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	—	(68)	—
Accumulated Net Realized Gain (Loss)	N/A	—	(542,910)	—
Net Unrealized Foreign Exchange Gain (Loss)	N/A	—	—	—
Net Unrealized Appreciation (Depreciation)	N/A	—	(1,880,123)	—
NET ASSETS	N/A	$200,499	$6,739,363	$5,504,135
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $448,727, $557,841, $717,470 and $320,166 of securities on loan, respectively)	$2,022,011	$2,857,354	$4,567,339	$1,039,395
Temporary Cash Investments at Value & Cost	53,160	65,811	86,293	9,284
Collateral Received from Securities on Loan at Value & Cost	461,715	582,961	760,248	339,879
Foreign Currencies at Value	—	—	14,156	3,755
Cash	1	—	15	15
Receivables:
Investment Securities Sold	3,053	5,196	38,170	22,536
Dividends, Interest, and Tax Reclaims	1,266	1,826	15,310	9,110
Securities Lending Income	1,567	2,293	1,186	760
Fund Shares Sold	32	17	10,712	—
Fund Margin Variation	—	—	19	—
Prepaid Expenses and Other Assets	3	29	7	1
Total Assets	2,542,808	3,515,487	5,493,455	1,424,735
LIABILITIES:
Payables:
Upon Return of Securities Loaned	461,715	582,961	760,248	339,879
Investment Securities Purchased	8,382	6,909	31,085	21,593
Fund Shares Redeemed	5,766	1,559	510	137
Due to Advisor	54	250	853	86
Accrued Expenses and Other Liabilities	134	184	422	76
Total Liabilities	476,051	591,863	793,118	361,771
NET ASSETS	2,066,757	2,923,624	4,700,337	1,062,964
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	200,917,016	440,564,264	412,114,828	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.29	$6.64	$11.41	N/A
Investments at Cost	$2,353,022	$3,242,904	$6,876,780	$1,481,536
Foreign Currencies at Cost	$—	$—	$14,875	$3,813
NET ASSETS CONSIST OF:
Paid-In Capital	$2,066,757	$2,923,624	$4,700,337	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	—	—	—	N/A
Accumulated Net Realized Gain (Loss)	—	—	—	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	—	N/A
Net Unrealized Appreciation (Depreciation)	—	—	—	N/A
NET ASSETS	$2,066,757	$2,923,624	$4,700,337	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $102,837, $24,696, $223,217 and $50,836 of securities on loan, respectively)	$426,362	$532,492	$1,072,884	$228,337
Temporary Cash Investments at Value & Cost	10,988	10,567	30,512	2,496
Collateral Received from Securities on Loan at Value & Cost	141,409	27,461	236,015	65,389
Foreign Currencies at Value	3,948	3,798	13,178	1,816
Cash	16	16	16	16
Receivables:
Investment Securities Sold	3,420	9,649	1,386	—
Dividends, Interest, and Tax Reclaims	1,356	3,003	2,673	138
Securities Lending Income	373	52	525	119
Fund Shares Sold	142	—	55	—
Fund Margin Variation	3	1	9	—
Prepaid Expenses and Other Assets	1	1	2	—
Total Assets	588,018	587,040	1,357,255	298,311
LIABILITIES:
Payables:
Upon Return of Securities Loaned	141,409	27,461	236,015	65,389
Investment Securities Purchased	5,272	4,060	9,436	—
Fund Shares Redeemed	—	24	—	—
Due to Advisor	43	54	104	22
Accrued Expenses and Other Liabilities	57	51	115	27
Total Liabilities	146,781	31,650	245,670	65,438
NET ASSETS	$441,237	$555,390	$1,111,585	$232,873
Investments at Cost	$689,392	$824,548	$1,373,718	$514,241
Foreign Currencies at Cost	$3,820	$3,835	$13,582	$1,774

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $180,629, $64,837, $0, and $0 of securities on loan, respectively)	$1,534,814	$539,271	$3,124,780	$3,151,302
Temporary Cash Investments at Value & Cost	—	—	90,799	79,059
Collateral Received from Securities on Loan at Value & Cost	203,687	105,133	—	—
Foreign Currencies at Value	13,010	1,277	—	27
Cash	643	1,353	—	16
Receivables:
Investment Securities Sold	165,128	36,416	—	23,187
Dividends, Interest, and Tax Reclaims	2,223	883	22,211	25,490
Securities Lending Income	383	273	—	—
Fund Shares Sold	1,445	—	—	31
Forward Currency Contracts	—	—	—	3,382
Fund Margin Variation	32	10	—	—
Unrealized Gain on Forward Currency Contracts	—	—	—	60
Prepaid Expenses and Other Assets	3	1	3	2
Total Assets	1,921,368	684,617	3,237,793	3,282,556
LIABILITIES:
Payables:
Upon Return of Securities Loaned	203,687	105,133	—	—
Investment Securities Purchased	90,830	7,661	—	—
Fund Shares Redeemed	—	61	12,121	10,397
Due to Advisor	144	106	141	139
Loan Payable	1,079	4,963	—	—
Distribution Payable	—	—	—	212
Unrealized Loss on Forward Currency Contracts	—	—	—	6,792
Deferred Thailand Capital Gains Tax	788	159	—	—
Accrued Expenses and Other Liabilities	316	155	159	168
Total Liabilities	296,844	118,238	12,421	17,708
NET ASSETS	$1,624,524	$566,379	$3,225,372	$3,264,848
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	323,580,687	315,819,698
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.97	$10.34
Investments at Cost	$1,141,981	$781,068	$3,136,254	$3,104,787
Foreign Currencies at Cost	$12,929	$1,270	$—	$33
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,225,372	$3,264,848
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	—	—
Accumulated Net Realized Gain (Loss)	N/A	N/A	—	—
Net Unrealized Foreign Exchange Gain (Loss)	N/A	N/A	—	—
Net Unrealized Appreciation (Depreciation)	N/A	N/A	—	—
NET ASSETS	N/A	N/A	$3,225,372	$3,264,848
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends	$82,686	$91,440	—	—	$166,659	$152,304	$90,145	$134,714
Interest	1,937	3,944	$7,246	$13,326	1,529	4,285	1,880	4,032
Income from Securities Lending	1,741	927	—	—	7,486	2,119	19,073	11,899
Total Investment Income	86,364	96,311	7,246	13,326	175,674	158,708	111,098	150,645
Expenses
Investment Advisory Services Fees	981	1,201	127	183	8,436	10,188	14,090	19,951
Accounting & Transfer Agent Fees	403	491	43	56	847	1,011	711	995
S&P 500® Fees	87	86	6	6	—	—	—	—
Custodian Fees	58	62	16	36	90	108	112	156
Shareholders' Reports	38	52	2	4	82	103	67	105
Directors'/Trustees' Fees & Expenses	—	7	—	1	—	94	—	44
Professional Fees	74	119	5	5	166	157	140	165
Other	18	31	1	2	37	56	14	60
Total Expenses	1,659	2,049	200	293	9,658	11,717	15,134	21,476
Net Investment Income (Loss)	84,705	94,262	7,046	13,033	166,016	146,991	95,964	129,169
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(126,174)	10,206	136	(538)	(422,637)	(118,412)	(1,368,521)	1,072,520
Futures	(22,232)	3,585	(59,413)	28,285	(1,861)	—	(5,590)	—
Foreign Currency Transactions	—	—	13,155	(882)	—	—	—	—
Swap Contracts	—	—	(6,832)	1,469	—	—	—	—
In-Kind Redemptions	24,362 *	529,199 *	—	—	52,271 *	—	40,823 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,591,847)	(217,829)	(13,359)	2,487	(3,601,292)	(150,559)	(1,383,083)	(1,994,517)
Futures	1,195	(216)	(49,959)	(21,293)	29	—	26	—
Swap Contracts	—	—	860	(1,162)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	1,286	4,461	—	—	—	—
Net Realized and Unrealized Gain (Loss)	(1,714,696)	324,945	(114,126)	12,827	(3,973,490)	(268,971)	(2,716,345)	(921,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,629,991)	$419,207	$(107,080)	$25,860	$(3,807,474)	$(121,980)	$(2,620,381)	$(792,828)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0, $28,938, $23,649, $1,868, and $1,557, respectively)	$27,505	$39,537	$40,416	$50,822	$300,627	$278,708	$24,935	$20,711
Interest	501	1,116	704	1,662	1,071	2,113	55	262
Income from Securities Lending	13,953	10,235	22,040	19,931	19,332	14,342	8,859	10,705
Total Investment Income	41,959	50,888	63,160	72,415	321,030	295,163	33,849	31,678
Expenses
Investment Advisory Services Fees	805	1,150	3,690	5,082	14,643	18,039	1,220	1,524
Accounting & Transfer Agent Fees	282	394	381	516	739	900	143	174
Custodian Fees	68	87	64	100	914	1,185	178	262
Shareholders' Reports	26	40	35	53	78	84	13	15
Directors'/Trustees' Fees & Expenses	—	17	—	21	—	97	—	9
Professional Fees	54	60	74	82	171	139	26	25
Other	72	38	12	32	98	106	23	29
Total Expenses	1,307	1,786	4,256	5,886	16,643	20,550	1,603	2,038
Net Investment Income (Loss)	40,652	49,102	58,904	66,529	304,387	274,613	32,246	29,640
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(592,739)	303,991	(735,401)	379,499	137,811	654,522	(68,518)	51,317
Futures	—	—	—	—	(1,153)	—	(16)	—
Foreign Currency Transactions	—	—	—	—	(4,593)	2,498	(321)	(227)
In-Kind Redemptions	55,442 *	—	—	—	103,024 *	—	1,625 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(493,743)	(417,060)	(702,735)	(602,264)	(5,026,911)	403,307	(374,750)	(103,081)
Futures	—	—	—	—	19	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(76)	(180)	495	144
Net Realized and Unrealized Gain (Loss)	(1,031,040)	(113,069)	(1,438,136)	(222,765)	(4,791,879)	1,060,147	(441,485)	(51,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(990,388)	$(63,967)	$(1,379,232)	$(156,236)	$(4,487,492)	$1,334,760	$(409,239)	$(22,207)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $724, $469, $61, $0, $8,313, $5,790, $467, and $69, respectively)	$33,506	$32,140	$34,689	$34,869	$56,505	$43,799	$2,679	$394
Interest	176	306	108	103	332	244	134	100
Income from Securities Lending	5,337	5,485	447	108	8,718	7,366	990	105
Total Investment Income	39,019	37,931	35,244	35,080	65,555	51,409	3,803	599
Expenses
Investment Advisory Services Fees	871	1,016	899	1,234	1,806	2,231	330	81
Accounting & Transfer Agent Fees	109	123	111	145	200	242	55	24
Custodian Fees	247	355	67	81	419	523	184	101
Shareholders' Reports	9	9	10	12	19	21	4	1
Directors'/Trustees' Fees & Expenses	—	12	—	13	—	24	—	3
Professional Fees	20	15	21	20	40	35	8	2
Organizational & Offering Costs	—	—	—	—	—	—	—	1
Other	23	21	9	19	26	37	10	3
Total Expenses	1,279	1,551	1,117	1,524	2,510	3,113	591	216
Net Investment Income (Loss)	37,740	36,380	34,127	33,556	63,045	48,296	3,212	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,746)	111,215	10,543	42,995	(48,434)	151,648	(20,515)	1,663
Futures	(283)	—	—	—	(358)	—	—	—
Foreign Currency Transactions	(1,429)	874	(1,788)	397	(76)	559	(433)	(413)
In-Kind Redemptions	4,018 *	—	6,873 *	—	16,564 *	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(649,251)	232,165	(643,213)	(51,516)	(1,158,591)	126,217	(279,292)	(6,570)
Futures	3	—	1	—	9	—	—	—
Translation of Foreign Currency Denominated Amounts	(121)	(25)	222	(10)	(386)	83	(6)	(2)
Nets Realized and Unrealized Gain (Loss)	(685,809)	344,229	(627,362)	(8,134)	(1,191,272)	278,507	(302,862)	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(648,069)	$380,609	$(593,235)	$25,422	$(1,128,227)	$326,803	$(299,650)	$(4,939)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,965, $7,660, $3,030, $2,372, $0, $0 $0, and $0, respectively)	$83,157	$78,304	$32,883	$24,713	—	—	—	—
Interest	218	517	112	235	$104,131	$159,010	$88,609	$105,338
Income from Securities Lending	4,081	3,188	3,727	2,805	—	—	—	—
Total Investment Income	87,456	82,009	36,722	27,753	104,131	159,010	88,609	105,338
Expenses
Investment Advisory Services Fees	2,744	3,029	2,174	2,461	1,563	1,510	1,546	1,468
Accounting & Transfer Agent Fees	292	318	130	144	324	313	326	310
Custodian Fees	1,784	2,142	915	1,113	35	37	182	284
Shareholders' Reports	30	28	12	11	33	28	32	28
Directors'/Trustees' Fees & Expenses	—	25	—	15	—	15	—	15
Professional Fees	94	55	51	46	58	45	59	44
Other	76	65	34	42	23	16	25	16
Total Expenses	5,020	5,662	3,316	3,832	2,036	1,964	2,170	2,165
Net Investment Income (Loss)	82,436	76,347	33,406	23,921	102,095	157,046	86,439	103,173
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(59,927)	143,019	(9,181)	107,316	(1,438)	(74)	62	(3,439)
Futures	(361)	—	(439)	—	—	—	—	—
Foreign Currency Transactions	(1,036)	(111)	(1,324)	(336)	—	—	77,256	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,612,126)	859,017	(796,299)	279,364	(8,430)	(2,138)	(51,296)	24,384
Futures	32	—	10	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(139)	(27)	(182)	76	—	—	(11,788)	56,392
Change in Deferred Thailand Capital Gains Tax	2,797	(884)	1,377	(450)	—	—	—	—
Net Realized and Unrealized Gain (Loss)	(1,670,760)	1,001,014	(806,038)	385,970	(9,868)	(2,212)	14,234	44,797
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,588,324)	$1,077,361	$(772,632)	$409,891	$92,227	$154,834	$100,673	$147,970

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series			The Enhanced U.S. Large Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,705	$94,262	$87,710	$7,046	$13,033	$11,543
Net Realized Gain (Loss) on:
Investment Securities Sold	(126,174)	10,206	(8,634)	136	(538)	(2,115)
Futures	(22,232)	3,585	6,769	(59,413)	28,285	8,831
Foreign Currency Transactions	—	—	—	13,155	(882)	(790)
Swap Contracts	—	—	—	(6,832)	1,469	1,860
In-Kind Redemptions	24,362 *	529,199 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,591,847)	(217,829)	523,721	(13,359)	2,487	11,808
Futures	1,195	(216)	(1,050)	(49,959)	(21,293)	16,928
Swap Contracts	—	—	—	860	(1,162)	(613)
Translation of Foreign Currency Denominated Amounts	—	—	—	1,286	4,461	(5,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,629,991)	419,207	608,516	(107,080)	25,860	41,817
Distributions From:
Net Investment Income	—	—	—	(12,465)	(10,384)	(4,468)
Net Short-Term Gains	—	—	—	(4,443)	(11,623)	—
Net Long-Term Gains	—	—	—	(4,238)	(14,452)	(4,136)
Total Distributions	—	—	—	(21,146)	(36,459)	(8,604)
Capital Share Transactions (1):
Shares Issued	—	—	—	49,523	57,240	55,264
Shares Issued in Lieu of Cash Distributions	—	—	—	20,505	35,498	8,537
Shares Redeemed	—	—	—	(78,419)	(92,306)	(63,339)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	(8,391)	432	462
Transactions in Interest:
Contributions	696,520	616,294	753,004	—	—	—
Withdrawals	(299,226)*	(1,482,132)*	(647,252)	—	—	—
Net Increase (Decrease) from Transactions in Interest	397,294	(865,838)	105,752	—	—	—
Total Increase (Decrease) in Net Assets	(1,232,697)	(446,631)	714,268	(136,617)	(10,167)	33,675
Net Assets
Beginning of Period	4,506,349	4,952,980	4,238,712	337,116	347,283	313,608
End of Period	$3,273,652	$4,506,349	$4,952,980	$200,499	$337,116	$347,283
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	6,462	5,792	5,851
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	2,355	3,725	916
Shares Redeemed	N/A	N/A	N/A	(10,078)	(9,298)	(6,751)
	N/A	N/A	N/A	(1,261)	219	16
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	$—	$7,339	$7,107

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series			The U.S. Small Cap Value Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$166,016	$146,991	$119,373	$95,964	$129,169	$103,401
Net Realized Gain (Loss) on:
Investment Securities Sold	(422,637)	(118,412)	477,934	(1,368,521)	1,072,520	945,679
Futures	(1,861)	—	—	(5,590)	—	—
In-Kind Redemptions	52,271 *	—	—	40,823 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(3,601,292)	(150,559)	631,814	(1,383,083)	(1,994,517)	517,884
Futures	29	—	—	26	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,807,474)	(121,980)	1,229,121	(2,620,381)	(792,828)	1,566,964
Distributions From:
Net Investment Income	(168,022)	(146,268)	(127,544)	(82,415)	(128,093)	(104,797)
Net Short-Term Gains	—	(14,058)	(14,160)	—	(77,426)	(37,843)
Net Long-Term Gains	—	(463,917)	(186,026)	(1,046,424)	(868,641)	(678,973)
Total Distributions	(168,022)	(624,243)	(327,730)	(1,128,839)	(1,074,160)	(821,613)
Capital Share Transactions (1):
Shares Issued	1,370,762	1,783,358	1,997,675	450,728	1,462,057	899,678
Shares Issued in Lieu of Cash Distributions	165,455	600,794	317,835	1,107,669	1,046,092	795,998
Shares Redeemed	(980,680)*	(344,913)	(182,182)	(1,110,537)*	(1,280,078)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	555,537	2,039,239	2,133,328	447,860	1,228,071	1,172,162
Total Increase (Decrease) in Net Assets	(3,419,959)	1,293,016	3,034,719	(3,301,360)	(638,917)	1,917,513
Net Assets
Beginning of Period	10,159,322	8,866,306	5,831,587	8,805,495	9,444,412	7,526,899
End of Period	$6,739,363	$10,159,322	$8,866,306	$5,504,135	$8,805,495	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	74,071	75,958	92,566	26,847	62,384	37,774
Shares Issued in Lieu of Cash Distributions	9,754	26,704	15,344	62,197	45,298	36,792
Shares Redeemed	(52,609)	(15,046)	(8,564)	(66,466)	(55,385)	(22,249)
	31,216	87,616	99,346	22,578	52,297	52,317
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(68)	$1,938	$1,485	$—	$2,904	$1,847

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series			The U.S. Micro Cap Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,652	$49,102	$36,669	$58,904	$66,529	$45,889
Net Realized Gain (Loss) on:
Investment Securities Sold	(592,739)	303,991	237,752	(735,401)	379,499	436,862
In-Kind Redemptions	55,442 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of
Investment Securities	(493,743)	(417,060)	201,127	(702,735)	(602,264)	125,507
Net Increase (Decrease) in Net Assets Resulting from Operations	(990,388)	(63,967)	475,548	(1,379,232)	(156,236)	608,258
Distributions From:
Net Investment Income	(32,004)	(49,031)	(37,137)	(48,587)	(66,185)	(46,539)
Net Short-Term Gains	(7,560)	(37,237)	(34,285)	(31,555)	(61,220)	(72,770)
Net Long-Term Gains	(258,983)	(200,073)	(153,072)	(347,536)	(375,219)	(336,642)
Total Distributions	(298,547)	(286,341)	(224,494)	(427,678)	(502,624)	(455,951)
Capital Share Transactions (1):
Shares Issued	419,139	368,763	463,046	162,504	424,272	516,783
Shares Issued in Lieu of Cash Distributions	293,730	282,015	221,851	419,924	490,524	443,063
Shares Redeemed	(947,890)*	(328,261)	(211,846)	(554,101)	(379,775)	(238,645)
Net Increase (Decrease) from Capital Share Transactions	(235,021)	322,517	473,051	28,327	535,021	721,201
Total Increase (Decrease) in Net Assets	(1,523,956)	(27,791)	724,105	(1,778,583)	(123,839)	873,508
Net Assets
Beginning of Period	3,590,713	3,618,504	2,894,399	4,702,207	4,826,046	3,952,538
End of Period	$2,066,757	$3,590,713	$3,618,504	$2,923,624	$4,702,207	$4,826,046
(1) Shares Issued and Redeemed:
Shares Issued	31,353	21,414	27,493	18,399	37,031	44,880
Shares Issued in Lieu of Cash Distributions	20,124	16,905	14,136	44,183	44,051	41,073
Shares Redeemed	(72,110)	(18,741)	(12,687)	(63,944)	(33,095)	(20,711)
	(20,633)	19,578	28,942	(1,362)	47,987	65,242
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$—	$890	$819	$—	$1,383	$1,039

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series			The Japanese Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$304,387	$274,613	$193,174	$32,246	$29,640	$23,044
Net Realized Gain (Loss) on:
Investment Securities Sold	137,811	654,522	201,700	(68,518)	51,317	62,821
Futures	(1,153)	—	—	(16)	—	—
Foreign Currency Transactions	(4,593)	2,498	378	(321)	(227)	(83)
In-Kind Redemptions	103,024 *	—	—	1,625 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,026,911)	403,307	1,351,708	(374,750)	(103,081)	(135,957)
Futures	19	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(76)	(180)	486	495	144	218
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,487,492)	1,334,760	1,747,446	(409,239)	(22,207)	(49,957)
Distributions From:
Net Investment Income	(293,386)	(278,093)	(202,210)	—	—	—
Net Short-Term Gains	(22,542)	(14,957)	(11,375)	—	—	—
Net Long-Term Gains	(614,160)	(185,943)	(115,307)	—	—	—
Total Distributions	(930,088)	(478,993)	(328,892)	—	—	—
Capital Share Transactions (1):
Shares Issued	927,878	1,731,698	1,589,921	—	—	—
Shares Issued in Lieu of Cash Distributions	916,898	465,562	307,948	—	—	—
Shares Redeemed	(1,365,580)*	(871,558)	(226,869)	—	—	—
Net Increase (Decrease) from Capital Share Transactions	479,196	1,325,702	1,671,000	—	—	—
Transactions in Interest:
Contributions	—	—	—	64,727	227,009	334,524
Withdrawals	—	—	—	(97,345)*	(85,703)	(50,274)
Net Increase (Decrease) from Transactions in Interest	—	—	—	(32,618)	141,306	284,250
Total Increase (Decrease) in Net Assets	(4,938,384)	2,181,469	3,089,554	(441,857)	119,099	234,293
Net Assets
Beginning of Period	9,638,721	7,457,252	4,367,698	1,504,821	1,385,722	1,151,429
End of Period	$4,700,337	$9,638,721	$7,457,252	$1,062,964	$1,504,821	$1,385,722
(1) Shares Issued and Redeemed:
Shares Issued	50,328	72,431	80,546	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	45,073	20,227	16,678	N/A	N/A	N/A
Shares Redeemed	(77,527)	(36,444)	(11,688)	N/A	N/A	N/A
	17,874	56,214	85,536	N/A	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$—	$9,727	$(7,523)	N/A	N/A	N/A

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series			The United Kingdom Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,740	$36,380	$23,806	$34,127	$33,556	$23,984
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,746)	111,215	37,029	10,543	42,995	30,432
Futures	(283)	—	—	—	—	—
Foreign Currency Transactions	(1,429)	874	(442)	(1,788)	397	359
In-Kind Redemptions	4,018 *	—	—	6,873 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(649,251)	232,165	130,890	(643,213)	(51,516)	275,001
Futures	3	—	—	1	—	—
Translation of Foreign Currency Denominated Amounts	(121)	(25)	15	222	(10)	23
Net Increase (Decrease) in Net Assets Resulting from Operations	(648,069)	380,609	191,298	(593,235)	25,422	329,799
Transactions in Interest:
Contributions	50,371	123,444	171,488	52,563	36,898	158,726
Withdrawals	(166,219)*	(48,526)	(9,082)	(62,518)*	(21,566)	(13,737)
Net Increase (Decrease) from Transactions in Interest	(115,848)	74,918	162,406	(9,955)	15,332	144,989
Total Increase (Decrease) in Net Assets	(763,917)	455,527	353,704	(603,190)	40,754	474,788
Net Assets
Beginning of Period	1,205,154	749,627	395,923	1,158,580	1,117,826	643,038
End of Period	$441,237	$1,205,154	$749,627	$555,390	$1,158,580	$1,117,826

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Continental Small Company Series			The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,045	$48,296	$32,787	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,434)	151,648	46,115	(20,515)	1,663
Futures	(358)	—	—	—	—
Foreign Currency Transactions	(76)	559	(3)	(433)	(413)
In-Kind Redemptions	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,158,591)	126,217	455,015	(279,292)	(6,570)
Futures	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(386)	83	130	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,128,227)	326,803	534,044	(299,650)	(4,939)
Transactions in Interest:
Contributions	131,960	103,548	375,913	341,843	222,468
Withdrawals	(148,270)*	(49,423)	(16,701)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	(16,310)	54,125	359,212	318,994	218,468
Total Increase (Decrease) in Net Assets	(1,144,537)	380,928	893,256	19,344	213,529
Net Assets
Beginning of Period	2,256,122	1,875,194	981,938	213,529	—
End of Period	$1,111,585	$2,256,122	$1,875,194	$232,873	$213,529

*  See Note K in the Notes to Financial Statements.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series			The Emerging Markets Small Cap Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,436	$76,347	$54,451	$33,406	$23,921	$17,070
Net Realized Gain (Loss) on:
Investment Securities Sold	(59,927)	143,019	28,277	(9,181)	107,316	65,664
Futures	(361)	—	—	(439)	—	—
Foreign Currency Transactions	(1,036)	(111)	(585)	(1,324)	(336)	(496)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,612,126)	859,017	484,776	(796,299)	279,364	160,217
Futures	32	—	—	10	—	—
Translation of Foreign Currency Denominated Amounts	(139)	(27)	(23)	(182)	76	6
Change in Deferred Thailand Capital Gains Tax	2,797	(884)	902	1,377	(450)	(475)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,588,324)	1,077,361	567,798	(772,632)	409,891	241,986
Transactions in Interest:
Contributions	197,789	481,891	455,977	137,703	360,040	181,431
Withdrawals	(692,731)	(266,433)	(461,369)	(324,263)	(147,889)	(65,159)
Net Increase (Decrease) from Transactions in Interest	(494,942)	215,458	(5,392)	(186,560)	212,151	116,272
Total Increase (Decrease) in Net Assets	(2,083,266)	1,292,819	562,406	(959,192)	622,042	358,258
Net Assets
Beginning of Period	3,707,790	2,414,971	1,852,565	1,525,571	903,529	545,271
End of Period	$1,624,524	$3,707,790	$2,414,971	$566,379	$1,525,571	$903,529

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA One-Year Fixed Income Series			The DFA Two-Year Global Fixed Income Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$102,095	$157,046	$94,187	$86,439	$103,173	$72,520
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,438)	(74)	(4,503)	62	(3,439)	(15,021)
Foreign Currency Transactions	—	—	—	77,256	(32,540)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(8,430)	(2,138)	16,421	(51,296)	24,384	91,272
Translation of Foreign Currency Denominated Amounts	—	—	—	(11,788)	56,392	(46,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,227	154,834	106,105	100,673	147,970	103,688
Distributions From:
Net Investment Income	(106,601)	(152,964)	(90,843)	(130,982)	(79,311)	(19,326)
Total Distributions	(106,601)	(152,964)	(90,843)	(130,982)	(79,311)	(19,326)
Capital Share Transactions (1):
Shares Issued	749,285	1,322,342	1,068,203	243,154	722,901	511,783
Shares Issued in Lieu of Cash Distributions	104,347	148,906	89,382	129,852	78,772	19,113
Shares Redeemed	(843,030)	(663,105)	(707,260)	(379,944)	(137,011)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	10,602	808,143	450,325	(6,938)	664,662	416,177
Total Increase (Decrease) in Net Assets	(3,772)	810,013	465,587	(37,247)	733,321	500,539
Net Assets
Beginning of Period	3,229,144	2,419,131	1,953,544	3,302,095	2,568,774	2,068,235
End of Period	$3,225,372	$3,229,144	$2,419,131	$3,264,848	$3,302,095	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	75,046	132,195	107,376	23,371	69,860	51,248
Shares Issued in Lieu of Cash Distributions	10,474	14,922	8,997	12,552	7,641	1,908
Shares Redeemed	(84,607)	(66,333)	(71,080)	(36,525)	(13,289)	(11,439)
	913	80,784	45,293	(602)	64,212	41,717
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$—	$13,397	$9,315	$—	$40,415	$52,411

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.16	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	6	%(C)	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$9.79	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.34)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	(3.13)	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.37)	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.25)	(0.77)	(0.12)	—	—	—
Total Distributions	(0.62)	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$6.04	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	(33.77	)%(C)	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$200,499	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	76	%(C)	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.25)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	(7.90)	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.35)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.35)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$13.56	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,739,363	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.93	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.03)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(5.82)	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.18)	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.51)	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.69)	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$12.42	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(31.60	)%(C)	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$5,504,135	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.36	%(B)	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	32	%(C)	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.21	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.73)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(4.54)	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.15)	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.23)	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.38)	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$10.29	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(30.44	)%(C)	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$2,066,757	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	27	%(C)	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.64	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.14)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(3.01)	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.11)	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(0.88)	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(0.99)	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$6.64	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(31.08	)%(C)	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$2,923,624	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.59	%(B)	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	22	%(C)	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.73	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.45)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	(10.72)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.71)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(2.32)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$11.41	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,700,337	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	16	%(C)	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	10	%(C)	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	25	%(C)	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	20	%(C)	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	18	%(C)	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007
Total Return	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	21	%(C)	6	%(C)

	The Emerging Markets Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	19	%(C)	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$566,379		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	3.07	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	19	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.01	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.27	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.31)	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.31)	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$9.97	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	2.79	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,225,372	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	31	%(C)	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.44	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.31	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.41)	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	—	(0.02)	—	—
Total Distributions	(0.41)	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.34	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	3.02	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,264,848	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.79	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	17	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and two are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE.

For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$3,222,515	$759,795	—	$3,982,310	$2,377	—	—	$2,377
The Enhanced U.S. Large Company Series	9,647	188,624	—	198,271	(51,127)	$(429)	—	(51,556)
The U.S. Large Cap Value Series	6,607,903	843,542	—	7,451,445	29	—	—	29
The U.S. Small Cap Value Series	5,376,431	1,069,228	—	6,445,659	26	—	—	26
The U.S. Small Cap Series	2,020,927	515,959	—	2,536,886	—	—	—	—
The U.S. Micro Cap Series	2,908,954	597,172	—	3,506,126	—	—	—	—
The DFA International Value Series	1,004,378	4,409,502	—	5,413,880	19	—	—	19
The Japanese Small Company Series	1,816	1,386,742	—	1,388,558	—	—	—	—
The Asia Pacific Small Company Series	3,430	575,328	—	578,758	3	—	—	3
The United Kingdom Small Company Series	7,156	563,364	—	570,520	1	—	—	1
The Continental Small Company Series	11,975	1,327,436	—	1,339,411	9	—	—	9
The Canadian Small Company Series	228,337	67,885	—	296,222	—	—	—	—
The Emerging Markets Series	610,934	1,127,567	—	1,738,501	32	—	—	32
The Emerging Markets Small Cap Series	122,194	522,210	—	644,404	10	—	—	10
The DFA One-Year Fixed Income Series	—	3,215,579	—	3,215,579	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,230,361	—	3,230,361	—	(6,732)	—	(6,732)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the period December 1, 2007 to October 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For period December 1, 2007 to October 31, 2008, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$62
The Enhanced U.S. Large Company Series	4
The U.S. Large Cap Value Series	134
The U.S. Small Cap Value Series	112
The U.S. Small Cap Series	43
The U.S. Micro Cap Series	59
The DFA International Value Series	117
The Japanese Small Company Series	19
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	14
The Continental Small Company Series	29
The Canadian Small Company Series	5
The Emerging Markets Series	44
The Emerging Markets Small Cap Series	17
The DFA One-Year Fixed Income Series	50
The DFA Two-Year Global Fixed Income Series	49

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$712,184	$245,176
The Enhanced U.S. Large Company Series	$103,147	$54,126	77,937	87,948
The U.S. Large Cap Value Series	—	—	2,227,129	1,690,939

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$2,404,320	$2,957,018
The U.S. Small Cap Series	—	—	785,077	1,246,407
The U.S. Micro Cap Series	—	—	876,260	1,252,839
The DFA International Value Series	—	—	1,266,540	1,523,257
The Japanese Small Company Series	—	—	130,404	143,170
The Asia Pacific Small Company Series	—	—	186,360	282,035
The United Kingdom Small Company Series	—	—	254,559	246,764
The Continental Small Company Series	—	—	359,725	350,354
The Canadian Small Company Series	—	—	385,418	73,101
The Emerging Markets Series	—	—	564,288	1,065,835
The Emerging Markets Small Cap Series	—	—	222,594	390,326
The DFA One-Year Fixed Income Series	$1,376,350	$206,075	368,562	159,474
The DFA Two-Year Global Fixed Income Series	943,936	—	526,783	390,100

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to in-kind transactions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The Enhanced U.S. Large Company Series	$14,673	$(1,589)	$(13,084)
The U.S. Large Cap Value Series	52,271	—	(52,271)
The U.S. Small Cap Value Series	416,268	(12,720)	(403,548)
The U.S. Small Cap Series	95,343	(8,349)	(86,994)
The U.S. Micro Cap Series	137,317	(9,684)	(127,633)
The DFA International Value Series	123,628	(20,126)	(103,502)
The DFA One-Year Fixed Income Series	8,941	(8,941)	—
The DFA Two-Year Global Fixed Income Series	66,118	11,108	(77,226)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007, and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
2008	31,658	4,162	35,820
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
2008	168,022	—	168,022
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
2008	113,153	1,391,671	1,504,824
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
2008	47,794	290,788	338,582
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
2008	116,845	448,150	564,995
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
2008	336,790	613,845	950,635
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
2008	106,601	—	106,601
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311
2008	130,982	—	130,982

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
The U.S. Large Cap Value Series	$66	—	$(542,039)	$(541,973)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$423,628	$542,039

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25
The Emerging Markets Series	108	—
The Emerging Markets Small Cap Series	199	—

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,340,356	$574,021	$(932,067)	$(358,046)
The U.S. Large Cap Value Series	9,332,438	582,282	(2,463,275)	(1,880,993)
The Japanese Small Company Series	1,832,932	50,880	(495,254)	(444,374)
The Asia Pacific Small Company Series	841,797	34,402	(297,440)	(263,038)
The United Kingdom Small Company Series	862,577	40,352	(332,409)	(292,057)
The Continental Small Company Series	1,640,246	150,203	(451,038)	(300,835)
The Canadian Small Company Series	582,126	554	(286,458)	(285,904)
The Emerging Markets Series	1,346,314	480,062	(87,875)	392,187
The Emerging Markets Small Cap Series	886,204	52,560	(294,360)	(241,800)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss, on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios, has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gain(Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At October 31, 2008, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/06/08	7,498	Australian Dollar	$4,669	$4,980	$(311)
11/14/08	701,504	Japanese Yen	7,007	7,125	(118)
			$11,676	$12,105	$(429)

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/06/08	10,114	Australian Dollar	$6,304	$6,717	$(413)
11/06/08	101,659	Swiss Franc	87,285	87,667	(382)
11/20/08	31,781,634	Japanese Yen	316,916	322,853	(5,937)
			$410,505	$417,237	$(6,732)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the period ended October 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At October 31, 2008, the following funds had the following outstanding futures contracts (dollar amounts in thousands):

Fund	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 Index®	12/19/2008	155	$37,483	$2,377	$3,836
The Enhanced U.S. Large Company Series*	S&P 500 Index®	12/19/2008	810	195,878	(51,127)	—
The U.S. Large Cap Value Series	S&P 500 Index®	12/19/2008	235	56,829	29	5,816
The U.S. Small Cap Value Series	S&P 500 Index®	12/19/2008	215	51,992	26	5,321
The DFA International Value Series	S&P 500 Index®	12/19/2008	156	37,725	19	3,861
The Asia Pacific Small Company Series	S&P 500 Index®	12/19/2008	22	5,320	3	545
The United Kingdom Small Company Series	S&P 500 Index®	12/19/2008	12	2,902	1	297
The Continental Small Company Series	S&P 500 Index®	12/19/2008	79	19,104	9	1,955
The Emerging Markets Series	S&P 500 Index®	12/19/2008	266	64,325	32	6,584
The Emerging Markets Small Cap Series	S&P 500 Index®	12/19/2008	79	19,104	10	1,955

*  Some of Enhanced's securties have been segregated as collateral for the open futures contracts. See Schedule of Investments.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	3.85%	$7,724	5	$4	$14,811
The U.S. Large Cap Value Series	4.03%	5,774	4	3	5,880
The U.S. Small Cap Value Series	4.54%	9,025	12	14	32,000
The U.S. Small Cap Series	4.74%	21,400	25	70	75,420
The U.S. Micro Cap Series	3.78%	4,070	20	9	12,307

There were no outstanding borrowings by the Series under this line of credit during the period December 1, 2007 to October 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	3.68%	$8,004	31	$25	$27,822
The Japanese Small Company Series	3.08%	1,444	29	4	5,273
The Asia Pacific Small Company Series	3.61%	2,912	15	4	6,179
The United Kingdom Small Company Series	3.50%	681	10	1	4,103
The Continental Small Company Series	4.09%	971	11	1	3,466
The Canadian Small Company Series	3.72%	2,074	1	—	2,074
The Emerging Markets Series	3.52%	6,846	56	37	18,238
The Emerging Markets Small Cap Series	3.21%	2,143	39	7	5,337

At October 31, 2008, The Emerging Markets Series and The Emerging Markets Small Cap Series had loans outstanding in the amounts of $1,079 and $4,963, respectively.

I.  Securities Lending:

As of October 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The U.S. Large Company Series	$24,362
The U.S. Large Cap Value Series	52,271
The U.S. Small Cap Value Series	40,823
The U.S. Small Cap Series	55,442
The DFA International Value Series	103,024
The Japanese Small Company Series	1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

M.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/
summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each Portfolio/Series is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions
U.S. Large Company Portfolio	100%	—	—	—	—	100%
Enhanced U.S. Large Company Portfolio	46%	1%	53%	—	—	100%
U.S. Large Cap Value Portfolio	27%	—	73%	—	—	100%
U.S. Targeted Value Portfolio	39%	—	61%	—	—	100%
U.S. Small Cap Value Portfolio	9%	—	91%	—	—	100%
U.S. Core Equity 1 Portfolio	100%	—	—	—	—	100%
U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%
U.S. Vector Equity Portfolio	100%	—	—	—	—	100%
T.A. U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%
U. S Small Cap Portfolio	16%	1%	83%	—	—	100%
U.S. Micro Cap Portfolio	17%	2%	81%	—	—	100%
DFA Real Estate Securities Portfolio	15%	—	86%	—	—	100%
Large Cap International Portfolio	65%	—	35%	—	—	100%
International Core Equity Portfolio	76%	7%	17%	—	—	100%
T.A. World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%
International Small Company Portfolio	29%	8%	63%	—	—	100%
Japanese Small Company Portfolio	100%	—	—	—	—	100%
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%
United Kingdom Small Company Portfolio	43%	5%	51%	1%	—	100%
Continental Small Company Portfolio	36%	3%	60%	1%	—	100%
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%
DFA Global Real Estate Securities Portfolio	—	—	—	—	—	100%
DFA International Small Cap Value Portfolio	30%	7%	63%	—	—	100%
International Vector Equity Portfolio	—	—	—	—	—	100%
Emerging Markets Portfolio	35%	—	65%	—	—	100%
Emerging Markets Small Cap Portfolio	22%	6%	72%	—	—	100%
Emerging Markets Core Equity Portfolio	85%	4%	11%	—	—	100%
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%
DFA Two-Year Global Fixed Income Portfolio	99%	—	1%	—	—	100%
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	100%	—	100%
DFA Five-Year Government Portfolio	100%	—	—	—	—	100%
DFA Five-Year Global Fixed Income Portfolio	95%	—	—	5%	—	100%
DFA Intermediate Government Fixed Income Portfolio	99%	—	1%	—	—	100%
DFA Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%
Dimensional Investment Group Inc.
DFA International Value Portfolio	67%	—	—	33%	—	100%
The DFA Investment Trust Company
The U.S. Large Cap Value Series	100%	—	—	—	—	100%
The Enhanced U.S. Large Company Series	76%	12%	12%	—	—	100%
The DFA International Value Series	33%	2%	65%	—	—	100%
The DFA One-Year Fixed Income Series	100%	—	—	—	—	100%
The DFA Two-Year Global Fixed Income Series	100%	—	—	—	—	100%

DFA Investment Dimensions Group Inc.	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short- Term Capital Gain(6)
U.S. Large Company Portfolio	100%	18%	—	—	4%	—
Enhanced U.S. Large Company Portfolio	—	—	7%	—	19%	3%
U.S. Large Cap Value Portfolio	87%	87%	—	—	1%	—
U.S. Targeted Value Portfolio	93%	94%	—	—	1%	—
U.S. Small Cap Value Portfolio	65%	72%	—	—	1%	—
U.S. Core Equity 1 Portfolio	81%	78%	—	—	2%	—
U.S. Core Equity 2 Portfolio	83%	81%	—	—	1%	—
U.S. Vector Equity Portfolio	83%	79%	—	—	2%	—
T.A. U.S. Core Equity 2 Portfolio	62%	61%	—	—	5%	—
U. S Small Cap Portfolio	60%	50%	—	—	1%	5%
U.S. Micro Cap Portfolio	40%	90%	—	—	1%	10%
DFA Real Estate Securities Portfolio	—	—	—	—	1%	—
Large Cap International Portfolio	1%	61%	—	8%	1%	—
International Core Equity Portfolio	4%	66%	—	6%	1%	9%
T.A. World ex U.S. Core Equity Portfolio	16%	46%	—	10%	2%	—
International Small Company Portfolio	—	19%	—	5%	1%	21%
Japanese Small Company Portfolio	—	66%	—	—	1%	—
Asia Pacific Small Company Portfolio	1%	13%	—	—	19%	—
United Kingdom Small Company Portfolio	—	100%	—	—	1%	10%
Continental Small Company Portfolio	—	47%	—	9%	1%	7%
DFA International Real Estate Securities Portfolio	2%	25%	—	14%	1%	—
DFA Global Real Estate Securities Portfolio	—	—	—	—	—	—
DFA International Small Cap Value Portfolio	1%	62%	—	4%	1%	21%
International Vector Equity Portfolio	—	—	—	—	6%	—
Emerging Markets Portfolio	—	60%	—	13%	1%	1%
Emerging Markets Small Cap Portfolio	12%	62%	—	12%	1%	22%
Emerging Markets Core Equity Portfolio	1%	58%	—	13%	1%	4%
DFA One-Year Fixed Income Portfolio	—	—	—	—	100%	—
DFA Two-Year Global Fixed Income Portfolio	—	—	3%	—	48%	1%
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—	—	—
DFA Five-Year Government Portfolio	—	—	100%	—	100%	—
DFA Five-Year Global Fixed Income Portfolio	—	—	22%	—	63%	—
DFA Intermediate Government Fixed Income Portfolio	—	—	100%	—	100%	—
DFA Inflation-Protected Securities Portfolio	—	—	30%	—	100%	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	—	61%	—	—	1%	—
The DFA Investment Trust Company
The U.S. Large Cap Value Series	85%	84%	—	—	1%	—
The Enhanced U.S. Large Company Series	—	—	6%	—	20%	26%
The DFA International Value Series	6%	58%	—	—	—	7%
The DFA One-Year Fixed Income Series	—	—	7%	—	100%	—
The DFA Two-Year Global Fixed Income Series	—	—	2%	—	48%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At Board meetings held on December 14, 2007 and March 20, 2008 (collectively, the "Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for DFA Global Real Estate Securities Portfolio (the "Real Estate Portfolio"). For the Real Estate Portfolio, Dimensional Fund Advisors Ltd. or DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Real Estate Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Real Estate Portfolio, including the resources of the Advisor to be dedicated to the Real Estate Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Real Estate Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Real Estate Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Real Estate Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Real Estate Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Real Estate Portfolio, and the resources of the Advisor dedicated to the Real Estate Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Real Estate Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Real Estate Portfolio. The Board noted that the services that were proposed to be provided to the Real Estate Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Real Estate Portfolio appeared to be consistent with the Real Estate Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Real Estate Portfolio, and compared the fees to be charged to the Real Estate Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Real Estate Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Real Estate Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Real Estate Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Real Estate Portfolio's peer group. The Board also concluded that, given that the Real Estate Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Real Estate Portfolio at the present time.

The Board also noted that, as the Real Estate Portfolio had not yet commenced investment operations, there was no investment performance for either the Real Estate Portfolio or the Advisor in managing the Real Estate Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Real Estate Portfolio because the Real Estate Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Real Estate Portfolio was in the best interests of the Real Estate Portfolio and its shareholders.

At the Board meeting held on June 26, 2008 (the "June Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for International Vector Equity Portfolio (the "International Portfolio"). For the International Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited

each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor").

At the June Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the International Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the International Portfolio, including the resources of the Advisor to be dedicated to the International Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the International Portfolio; (iv) the profitability realized by the Advisor from its relationship with the International Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the International Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the International Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the International Portfolio, and the resources of the Advisor dedicated to the International Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the International Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the International Portfolio. The Board noted that the services that were proposed to be provided to the International Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the International Portfolio appeared to be consistent with the International Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the International Portfolio, and compared the fees to be charged to the International Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the International Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the International Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the International Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the International Portfolio's peer group. The Board also concluded that, given that the International Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the International Portfolio at the present time.

The Board also noted that, as the International Portfolio had not yet commenced investment operations, there was no investment performance for either the International Portfolio or the Advisor in managing the International Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the International Portfolio because the International Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the International Portfolio was in the best interests of the International Portfolio and its shareholders.

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DFA103108-001A

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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ANNUAL REPORT

Letter to Shareholders	Page
Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Performance Charts	2

Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)	3

Disclosure of Fund Expenses	6

Disclosure of Portfolio Holdings	7

Statement of Assets and Liabilities	8

Statements of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	18

Dimensional Emerging Markets Value Fund Inc.

Performance Chart	19

Disclosure of Fund Expenses	20

Disclosure of Portfolio Holdings	21

Summary Schedule of Portfolio Holdings	22

Statement of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	29

Notes to Financial Statements	30

Report of Independent Registered Public Accounting Firm	37

Fund Management	38

Voting Proxies on Fund Portfolio Securities	45

Notice to Shareholders	46

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Value Portfolio Class R2 vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
January 29, 2008-October 31, 2008

Growth of $10,000
Emerging Markets Value Portfolio Class R2
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$20,000
$10,000
$0
2008
10/08
$5,293
$5,280
$4,949

Total Return	From 1/29/2008
	-50.51%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Emerging Markets Value Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Emerging Markets Value Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$100,000
$80,000
$60,000
$40,000
$20,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$40,556
$28,471
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-58.88%	13.04%	15.03%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

International Equity Market Review   11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were more negative than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes subtracted from returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends), and –44.37% for the MSCI World ex USA Index (net dividends).

3

Total Returns for 11 Months Ended October 31, 2008

Country	U. S Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,990 stocks in 17 countries and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets. The portfolio's target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –55.65% for the Emerging Markets Value Portfolio. The MSCI Emerging Markets Index (net dividends) does not have ten years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the underperformance of the Portfolio was due primarily to a lower allocation to mega cap stocks, which bettered the performance of the Index, and a greater allocation to small cap stocks, which lagged the Index. Mega cap stocks comprised approximately 5% of the Portfolio

4

compared to 23% of the Index, while small cap stocks comprised approximately 26% of the Portfolio compared to 3% of the Index.

Emerging Markets Value Portfolio Class R2

The Emerging Markets Value Portfolio Class R2 (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc. (the "Master Fund"), which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,990 stocks in 17 countries and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets. The portfolio's target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on January 29, 2008 until October 31, 2008, total returns were –47.07% for the MSCI Emerging Markets Index (gross dividends), –47.20% for the MSCI Emerging Markets Index (net dividends), and –50.51% for the Emerging Markets Value Portfolio Class R2.

Relative to the MSCI Emerging Markets Index (net dividends), the underperformance of the Portfolio was due primarily to a lower allocation to mega cap stocks, which bettered the performance of the Index, and a greater allocation to small cap stocks, which lagged the Index. Mega cap stocks comprised approximately 5% of the Portfolio compared to 23% of the Index, while small cap stocks comprised approximately 26% of the Portfolio compared to 3% of the Index.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,990 stocks in 17 countries and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Fund's assets. The Fund's target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –55.47% for the Dimensional Emerging Markets Value Fund Inc. The MSCI Emerging Markets Index (net dividends) does not have ten years of performance. The Fund intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the underperformance of the Fund was due primarily to a lower allocation to mega cap stocks, which bettered the performance of the Index, and a greater allocation to small cap stocks, which lagged the Index. Mega cap stocks comprised approximately 5% of the Fund compared to 23% of the Index, while small cap stocks comprised approximately 26% of the Fund compared to 3% of the Index.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$455.20	0.95%	$3.47
Institutional Class Shares	$1,000.00	$455.80	0.60%	$2.20
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.36	0.95%	$4.82
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (142,436,108 Shares) at Value†	$3,738,948
Receivables:
Fund Shares Sold	21,333
Prepaid Expenses and Other Assets	93
Total Assets	3,760,374
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	19,621
Fund Shares Redeemed	1,712
Due to Advisor	1,350
Accrued Expenses and Other Liabilities	312
Total Liabilities	22,995
NET ASSETS	$3,737,379
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,799 and shares outstanding of 394,335	$4.56
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,735,580 and shares outstanding of 192,909,281	$19.36
NUMBER OF SHARES AUTHORIZED	350,000,000
Investment at Cost	$5,243,594
NET ASSETS CONSIST OF:
Paid-In Capital	$4,894,192
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,472
Accumulated Net Realized Gain (Loss)	341,361
Net Unrealized Appreciation (Depreciation)	(1,504,646)
NET ASSETS	$3,737,379

See accompanying Notes to Financial Statements.
8

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$205,097	$144,074
Expenses
Administrative Services Fees	25,407	23,907
Accounting & Transfer Agent Fees	106	93
Filing Fees	167	90
Shareholder Servicing Fees — Class R2 Shares	3	—
Shareholders' Reports	226	129
Directors'/Trustees' Fees & Expenses	—	53
Professional Fees	77	67
Other	66	13
Total Expenses	26,052	24,352
Net Investment Income (Loss)	179,045	119,722
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	603,223	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(172,002)	(6,781)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(5,226,480)	2,124,572
Net Realized and Unrealized Gain (Loss)	(4,795,259)	2,288,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,616,214)	$2,407,744

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$179,045	$119,722	$65,857
Capital Gain Distributions Received from Affiliated Investment Company	603,223	170,231	50,497
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(172,002)	(6,781)	(13,463)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(5,226,480)	2,124,572	926,855
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,616,214)	2,407,744	1,029,746
Distributions From:
Net Investment Income:
Class R2 Shares	(115)	—	—
Institutional Class Shares	(181,885)	(96,479)	(64,380)
Net Short-Term Gains:
Institutional Class Shares	(13,134)	(8,058)	(4,774)
Net Long-Term Gains:
Institutional Class Shares	(155,738)	(44,751)	(18,035)
Total Distributions	(350,872)	(149,288)	(87,189)
Capital Share Transactions:
Shares Issued	2,280,870	1,777,388	1,640,064
Shares Issued in Lieu of Cash Distributions	306,474	124,212	68,287
Shares Redeemed	(1,368,681)	(957,950)	(444,692)
Net Increase (Decrease) from Capital Share Transactions	1,218,663	943,650	1,263,659
Total Increase (Decrease) in Net Assets	(3,748,423)	3,202,106	2,206,216
Net Assets
Beginning of Period	7,485,802	4,283,696	2,077,480
End of Period	$3,737,379	$7,485,802	$4,283,696
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,472	$22,447	$4,576

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Class R2 Shares
	Period Jan. 29, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.21	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.93)
Total from Investment Operations	(4.72)
Less Distributions
Net Investment Income	(0.72)
Net Realized Gains	—
Total Distributions	(0.72)
Net Asset Value, End of Period	$4.56
Total Return	(50.51	)%(C)
Net Assets, End of Period (thousands)	$1,799
Ratio of Expenses to Average Net Assets (D)	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.35	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$45.85	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	(25.48)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	(24.50)	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(0.99)	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (D)	0.60	%(B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.82	%(B)	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-six operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining fifty-five portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At October 31, 2008, the Portfolio owned 92% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On January 29, 2008, Class R2 shares commenced operations. As of October 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

13

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$3,738,948	—	—	$3,738,948

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $101 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets. Class R2 shares and Institutional Class shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses on the sale of affiliated investment company shares, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the period December 1, 2007 to October 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized

14

expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At October 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Group to the CCO were $159 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$53,750	$(13,020)	$(40,730)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051
2008	210,872	193,750	404,622

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$15,738	$38,012	$53,750

15

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$43,583	$518,428	$562,011

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, 2008, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,457,671	—	$(1,718,723)	$(1,718,723)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Period Dec. 1, 2007 to Oct. 31, 2008*		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$2,856	408	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	115	14	N/A	N/A	N/A	N/A
Shares Redeemed	(175)	(28)	N/A	N/A	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$2,796	394	N/A	N/A	N/A	N/A
Institutional Class Shares
Shares Issued	$2,278,014	60,725	$1,777,388	46,560	$1,640,064	60,346
Shares Issued in Lieu of Cash Distributions	306,359	7,710	124,212	3,560	68,287	2,776
Shares Redeemed	(1,368,506)	(38,791)	(957,950)	(23,900)	(444,692)	(16,972)
Net Increase (Decrease)— Institutional Class Shares	$1,215,867	29,644	$943,650	26,220	$1,263,659	46,150

*  Class R2 Shares commenced operations on January 29, 2008.

16

F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line credit during the period ended October 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

J.  Other:

At October 31, 2008, three shareholders held approximately 99% of the outstanding shares of Class R2 Shares and one shareholder held 16% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
PERFORMANCE CHART

Dimensional Emerging Markets Value Fund Inc. vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Dimensional Emerging Markets Value Fund Inc.
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$110,000
$88,000
$66,000
$44,000
$22,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$42,508
$28,666
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-58.70%	13.50%	15.57%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$456.90	0.19%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.19%	$0.97

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

20

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
9.6%	7.0%	9.2%	24.0%	1.2%	12.8%	5.8%	23.1%	4.9%	2.3%	0.1%	100.0%

21

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$9,812,922	0.2%
BRAZIL — (6.2%)
COMMON STOCKS — (1.3%)
Companhia Siderurgica Nacional SA	2,794,200	37,170,018	0.9%
Other Securities		24,376,446	0.6%
TOTAL COMMON STOCKS		61,546,464	1.5%
PREFERRED STOCKS — (4.9%)
Gerdau SA	2,445,084	15,551,931	0.4%
Investimentos Itau SA	6,589,068	21,897,664	0.5%
Metalurgica Gerdau SA	4,732,400	42,223,537	1.0%
Telemar Norte Leste SA	631,500	15,390,353	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	3,733,055	48,246,268	1.2%
Other Securities		88,277,664	2.2%
TOTAL PREFERRED STOCKS		231,587,417	5.7%
TOTAL — BRAZIL		293,133,881	7.2%
CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Enersis SA Sponsored ADR	3,078,264	44,327,002	1.1%
Other Securities		86,449,505	2.2%
TOTAL COMMON STOCKS		130,776,507	3.3%
PREFERRED STOCKS — (0.0%)
Other Securities		1,033,754	0.0%
TOTAL — CHILE		131,810,261	3.3%
CHINA — (9.3%)
COMMON STOCKS — (9.3%)
# Bank of China, Ltd.	94,354,000	27,550,314	0.7%
Beijing Enterprises Holdings, Ltd.	6,428,500	25,388,378	0.6%
# Chaoda Modern Agriculture	33,678,281	23,727,244	0.6%
# China Unicom Hong Kong, Ltd. ADR	4,978,673	71,742,678	1.8%
CNPC Hong Kong, Ltd.	46,740,000	14,330,793	0.4%
COSCO Pacific, Ltd.	21,424,000	15,601,349	0.4%
Denway Motors, Ltd.	64,858,000	16,174,643	0.4%
*# Shanghai Electric Group Co., Ltd.	46,276,000	14,002,845	0.4%
Other Securities		230,536,700	5.5%
TOTAL — CHINA		439,054,944	10.8%
CZECH REPUBLIC — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		24,221,730	0.6%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
# MOL Hungarian Oil & Gas NYRT	959,094	51,888,773	1.3%
Other Securities		13,357,678	0.3%
TOTAL — HUNGARY		65,246,451	1.6%

22

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (9.0%)
COMMON STOCKS — (9.0%)
ICICI Bank, Ltd. Sponsored ADR	2,268,705	$38,772,168	1.0%
Reliance Communications, Ltd.	4,291,822	19,638,343	0.5%
Reliance Industries, Ltd.	4,888,665	138,107,694	3.4%
Other Securities		227,511,036	5.6%
TOTAL COMMON STOCKS		424,029,241	10.5%
PREFERRED STOCKS — (0.0%)
Other Securities		1,188,802	0.0%
TOTAL — INDIA		425,218,043	10.5%
INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
PT Semen Gresik Tbk	58,688,910	15,854,415	0.4%
Other Securities		76,123,883	1.9%
TOTAL — INDONESIA		91,978,298	2.3%
ISRAEL — (2.2%)
COMMON STOCKS — (2.2%)
Bank Hapoalim B.M.	8,880,563	20,109,304	0.5%
Bank Leumi Le-Israel	9,383,131	24,616,247	0.6%
Other Securities		58,969,252	1.5%
TOTAL — ISRAEL		103,694,803	2.6%
MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
PPB Group Berhad	6,909,466	15,152,096	0.4%
Other Securities		159,845,785	3.9%
TOTAL COMMON STOCKS		174,997,881	4.3%
PREFERRED STOCKS — (0.0%)
Other Securities		98,844	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145,996	0.0%
TOTAL — MALAYSIA		175,242,721	4.3%
MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
Cemex S.A.B. de C.V. Sponsored ADR	9,622,518	72,746,236	1.8%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,502,958	38,009,808	0.9%
# Grupo Carso S.A.B. de C.V. Series A-1	12,472,951	33,917,121	0.8%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	9,815,633	26,035,170	0.7%
*# Organizacion Soriana S.A.B. de C.V. Series B	15,483,500	31,129,446	0.8%
Other Securities		119,754,346	2.9%
TOTAL — MEXICO		321,592,127	7.9%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		25,623,802	0.6%
POLAND — (2.9%)
COMMON STOCKS — (2.9%)
Polski Koncern Naftowy Orlen SA	5,310,008	54,146,149	1.3%
Other Securities		81,302,190	2.1%
TOTAL — POLAND		135,448,339	3.4%

23

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		$752,306	0.0%
SOUTH AFRICA — (11.3%)
COMMON STOCKS — (11.3%)
ABSA Group, Ltd.	2,427,135	25,393,736	0.6%
ArcelorMittal South Africa, Ltd.	1,961,914	18,544,286	0.5%
Aveng, Ltd.	3,196,851	15,805,346	0.4%
Gold Fields, Ltd. Sponsored ADR	5,881,835	39,114,203	1.0%
* Harmony Gold Mining Co., Ltd.	3,132,040	22,906,768	0.6%
Nedbank Group, Ltd.	2,751,893	26,712,970	0.7%
Sanlam, Ltd.	30,541,922	50,122,202	1.2%
Sasol, Ltd. Sponsored ADR	749,443	21,681,386	0.5%
Steinhoff International Holdings, Ltd.	9,664,887	14,088,364	0.4%
Other Securities		294,912,638	7.2%
TOTAL — SOUTH AFRICA		529,281,899	13.1%
SOUTH KOREA — (10.0%)
COMMON STOCKS — (10.0%)
# Hyundai Motor Co., Ltd.	764,050	35,305,877	0.9%
* KB Financial Group, Inc. ADR	1,281,564	31,539,290	0.8%
# POSCO ADR	1,116,011	74,984,779	1.9%
Samsung Corp.	569,540	18,249,589	0.5%
Other Securities		307,738,787	7.5%
TOTAL — SOUTH KOREA		467,818,322	11.6%
TAIWAN — (10.2%)
COMMON STOCKS — (10.2%)
Chang Hwa Commercial Bank	40,421,459	15,484,320	0.4%
China Development Financial Holding Corp.	84,459,032	16,599,892	0.4%
Fubon Financial Holding Co., Ltd.	30,440,000	18,462,860	0.5%
Mega Financial Holding Co., Ltd.	73,408,000	20,308,340	0.5%
Taiwan Cooperative Bank	30,765,902	14,784,445	0.4%
United Microelectronics Corp.	106,490,069	29,239,941	0.7%
Other Securities		366,589,066	9.0%
TOTAL — TAIWAN		481,468,864	11.9%
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		97,921,528	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,940	0.0%
TOTAL — THAILAND		97,946,468	2.4%
TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	5,681,633	17,513,991	0.5%
* Turkiye Garanti Bankasi A.S.	8,481,249	14,244,965	0.4%
Other Securities		77,826,807	1.8%
TOTAL — TURKEY		109,585,763	2.7%

24

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (4.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $227,985,000 FHLMC 6.50%, 08/01/37 & FNMA, rates ranging from 3.518%(r) to 5.00%, maturities ranging from 06/01/23 to 03/25/37, valued at $188,934,966) to be repurchased at $186,146,580	$186,132	$186,132,000	4.6%
	Shares
SECURITIES LENDING COLLATERAL — (12.5%)
§@ DFA Short Term Investment Fund LP	589,859,865	589,859,865	14.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $703,334 GNMA 7.00%, 09/15/36, valued at $295,474) to be repurchased at $289,686	$290	289,680	0.0%
TOTAL SECURITIES LENDING COLLATERAL		590,149,545	14.6%
TOTAL INVESTMENTS — (100.0%) (Cost $6,132,930,305)		$4,705,213,489	116.2%

See accompanying Notes to Financial Statements.
25

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $456,310 of securities on loan)	$3,928,932
Temporary Cash Investments at Value & Cost	186,132
Collateral Received from Securities on Loan at Value & Cost	590,150
Foreign Currencies at Value	14,697
Cash	51
Receivables:
Investment Securities Sold	19,844
Dividends and Interest	3,665
Fund Shares Sold	19,621
Securities Lending Income	1,453
Fund Margin Variation	30
Prepaid Expenses and Other Assets	7
Total Assets	4,764,582
LIABILITIES:
Payables:
Upon Return of Securities Loaned	590,150
Investment Securities Purchased	122,687
Due to Advisor	366
Deferred Thailand Capital Gains Tax	2,232
Accrued Expenses and Other Liabilities	743
Total Liabilities	716,178
NET ASSETS	$4,048,404
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	154,246,054
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.25
Investments at Cost	$5,356,649
Foreign Currencies at Cost	$15,492
NET ASSETS CONSIST OF:
Paid-In Capital	$5,645,343
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	870
Accumulated Net Realized Gain (Loss)	(166,843)
Deferred Thailand Capital Gains Tax	(2,232)
Net Unrealized Foreign Exchange Gain (Loss)	(252)
Net Unrealized Appreciation (Depreciation)	(1,428,482)
NET ASSETS	$4,048,404
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
26

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $19,552 and $16,545, respectively)	$216,579	$169,359
Interest	871	1,103
Income from Securities Lending	15,744	9,140
Total Investment Income	233,194	179,602
Expenses
Investment Advisory Services Fees	6,904	6,669
Accounting & Transfer Agent Fees	699	668
Custodian Fees	4,769	5,190
Shareholders' Reports	57	31
Directors'/Trustees' Fees & Expenses	—	92
Professional Fees	266	122
Other	206	127
Total Expenses	12,901	12,899
Net Investment Income (Loss)	220,293	166,703
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(165,343)	659,828
Foreign Currency Transactions	(3,212)	(2,063)
In-Kind Redemptions	18,537	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,059,018)	1,892,737
Futures	30	—
Translation of Foreign Currency Denominated Amounts	(330)	(230)
Deferred Thailand Capital Gains Tax	9,750	(3,211)
Net Realized and Unrealized Gain (Loss)	(5,199,586)	2,547,061
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,979,293)	$2,713,764

See accompanying Notes to Financial Statements.
27

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$220,293	$166,703	$87,319
Net Realized Gain (Loss) on:
Investment Securities Sold	(165,343)	659,828	191,697
Foreign Currency Transactions	(3,212)	(2,063)	(2,472)
In-Kind Redemptions	18,537	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,059,018)	1,892,737	926,842
Futures	30	—	—
Translation of Foreign Currency Denominated Amounts	(330)	(230)	281
Deferred Thailand Capital Gains Tax	9,750	(3,211)	(4,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,979,293)	2,713,764	1,199,015
Distributions From:
Net Investment Income	(222,572)	(160,170)	(89,423)
Net Short-Term Gains	(12,627)	(7,987)	(5,458)
Net Long-Term Gains	(644,382)	(183,896)	(53,393)
Total Distributions	(879,581)	(352,053)	(148,274)
Capital Share Transactions (1):
Shares Issued	1,427,915	1,088,699	1,397,138
Shares Issued in Lieu of Cash Distributions	835,164	338,352	129,459
Shares Redeemed	(544,511)	(437,964)	(156,490)
Net Increase (Decrease) from Capital Share Transactions	1,718,568	989,087	1,370,107
Total Increase (Decrease) in Net Assets	(4,140,306)	3,350,798	2,420,848
Net Assets
Beginning of Period	8,188,710	4,837,912	2,417,064
End of Period	$4,048,404	$8,188,710	$4,837,912
(1) Shares Issued and Redeemed:
Shares Issued	26,681	20,030	34,302
Shares Issued in Lieu of Cash Distributions	15,562	6,805	3,503
Shares Redeemed	(11,443)	(7,211)	(4,043)
	30,800	19,624	33,762
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$870	$6,305	$3,675

See accompanying Notes to Financial Statements.
28

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$66.33	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	1.52	(A)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(34.97)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	(33.45)	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(1.53)	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	(5.10)	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(6.63)	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$26.25	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$4,048,404	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	3.19	%(B)	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	14	%(C)	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
29

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.

30

When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$1,214,380	$3,490,833	—	$4,705,213	$30	—	—	$30

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or

31

DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the period December 1, 2007 to October 31, 2008, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,986,297
Sales	1,019,672

There were no purchases or sales of long-term U.S. government securities.

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E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and in-kind redemptions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$18,537	$(3,156)	$(15,381)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053
2008	235,208	644,373	879,581

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$2,674	—	$2,674

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Fund had $166,848 of capital loss carryforwards available to offset future realized capital gains expiring in 2016.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,694 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

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At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,134,589	$625,921	$(2,055,297)	$(1,429,376)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

3.  Futures Contracts:  During the period ended October 31, 2008, the Fund entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Fund deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements.

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At October 31, 2008, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 19, 2008	245	$59,247	$30

The Fund had approximately $6,064 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Fund under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.67%	$14,421	26	$49	$43,399

There were no outstanding borrowing by the Fund under this line of credit at October 31, 2008.

H.  Securities Lending:

As of October 31, 2008, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of

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the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Fund's prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period ended October 31, 2008, the Fund realized $18,537 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Dimensional Emerging Markets Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

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Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

41

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

42

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

43

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

44

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

45

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
Emerging Markets Value Portfolio	51%	1%	48%	100%	—	38%	—	6%	1%
Dimensional Emerging Markets Value Fund Inc.
Dimensional Emerging Markets Value Fund Inc.	24%	2%	74%	100%	2%	47%	9%	3%	5%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

46

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DFA103108-005A

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

STRIP   Separate Trading of Registered Interest and Principal Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Marketwide Value Portfolio vs. Russell 3000 Value Index

December 14, 1998-October 31, 2008

Growth of $10,000
Tax-Managed U.S. Marketwide Value Portfolio
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$13,359
$11,989

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	-41.19%	1.17%	1.85%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Equity Portfolio vs. Dow Jones Wilshire 5000 Index
September 25, 2001-October 31, 2008

Growth of $10,000

Tax-Managed U.S. Equity Portfolio
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
09/01
2003
2004
2005
2006
2007
2008
10/08
$11,828
$11,221

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	-35.29%	0.44%	1.64%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Targeted Value Portfolio vs. Russell 2000 Value Index
December 11, 1998-October 31, 2008

Growth of $10,000
Tax-Managed U.S. Targeted Value Portfolio
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$20,102
$19,725

Average Annual Total Return	One Year	Five Years	From 12/11/1998
	-38.08%	1.02%	7.11%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Small Cap Portfolio vs. Russell 2000 Index

December 15, 1998-October 31, 2008

Growth of $10,000
Tax-Managed U.S. Small Cap Portfolio
Russell 2000 Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,835
$15,643

Average Annual Total Return	One Year	Five Years	From 12/15/1998
	-37.78%	0.54%	6.03%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed DFA International Value Portfolio vs. MSCI World ex USA Index (net dividends)

April 16, 1999-October 31, 2008

Growth of $10,000

Tax-Managed DFA International Value Portfolio
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
04/99
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,846
$10,762
$10,333

Average Annual Total Return	One Year	Five Years	From 4/16/1999
	-48.76%	5.86%	4.23%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

4

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,410 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.31% for the S&P 500® Index, –32.90% for the Russell 3000 Value Index® and –37.53% for the Portfolio. Relative to the Russell 3000 Value Index®, underperformance of the Portfolio was primarily due to the Master Fund's lower exposure to stocks with neutral value/growth price characteristics as measured by book-to-market ("BtM") ratio. Less value-oriented stocks in the lowest three BtM quartiles, which accounted for approximately 20% of the Master Fund compared to 53% of the Index, outperformed the Russell 3000 Value Index® by more than 6 percentage points. Large cap stocks held by the Master Fund underperformed similarly sized stocks held by the Index by approximately 6 percentage points.

Tax-Managed U.S. Equity Portfolio

The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 2,970 stocks, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.41% for the Dow Jones Wilshire 5000 Index and –32.30% for the Portfolio. Relative to the Dow Jones Wilshire 5000 Index, the better relative performance of the Portfolio was primarily due to the Master Fund's composition differences between the largest stocks and most growth-oriented stocks held by the Master Fund compared to the Index. Growth stocks held by the Master Fund in the lowest book-to-market ratio quartile outperformed similar stocks held by the Index by approximately 1 percentage point. Large and mid cap stocks held by the Master Fund also outperformed similarly sized stocks held by the Index.

Tax-Managed U.S. Targeted Value Portfolio

The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1.0% of the Portfolio's assets.

5

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –24.91% for the Russell 2000 Value Index®, –29.10% for the Russell 2500 Value Index®, and –32.85% for the Portfolio. Relative to the Russell 2000 Value Index®, the underperformance of the Portfolio was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. A lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ratios ("BtM") for the full 11-month fiscal year also contributed to the Portfolio's underperformance. Stocks in the two lowest BtM quartiles, which accounted for approximately 16% of the Portfolio compared to 27% of the Index, outperformed the overall Russell 2000 Value Index®. Mid cap stocks held by the Portfolio for the full 11-month fiscal year underperformed similar stocks held by the Index by approximately 21 percentage points, which also contributed to the underperformance.

Tax-Managed U.S. Small Cap Portfolio

The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,470 stocks, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1.0% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong, micro cap and mid cap stocks underperformed large and small cap stocks, and value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index® and –32.53% for the Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to the Portfolio's higher allocation to micro cap stocks, which underperformed small cap stocks, and the better performance of mid cap stocks in the benchmark.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

6

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

7

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 440 stocks in 22 developed country markets as of October 31, 2008, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37 for the MSCI World ex USA Index (net dividends), and –45.58% for the Portfolio. Relative to both Indexes, the underperformance of the Portfolio was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Indexes. Value stocks, which accounted for approximately 69% of the Portfolio compared to 28% of the Indexes, underperformed both Indexes by approximately 4 percentage points. Financials, which accounted for 43% of the Portfolio compared to 25% of the Indexes, underperformed both Indexes by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Portfolio compared to 6% of the Indexes and outperformed both Indexes by approximately 22 percentage points, also contributed to the underperformance.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$653.80	0.37%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.28	0.37%	$1.88

9

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$714.70	0.22%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$703.90	0.45%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.45%	$2.29
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$725.20	0.53%	$2.30
Hypothetical 5% Annual Return	$1,000.00	$1,022.47	0.53%	$2.69
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$581.30	0.54%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,022.42	0.54%	$2.75

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
Tax-Managed U.S. Targeted Value Portfolio	14.5%	4.7%	8.5%	26.2%	6.9%	16.4%	14.7%	7.4%	0.7%	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	13.5%	4.4%	6.7%	18.8%	14.1%	16.6%	17.2%	4.8%	1.0%	2.9%	100.0%
Tax-Managed DFA International Value Portfolio	14.0%	5.2%	6.7%	38.6%	0.3%	10.4%	3.2%	9.2%	8.6%	3.8%	100.0%

11

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,576,991,803
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,923,262,076)	$1,576,991,803

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,268,507,344
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,383,489,952)	$1,268,507,344

See accompanying Notes to Financial Statements.
12

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.3%)
*# Big Lots, Inc.	417,700	$10,204,411	0.6%
Foot Locker, Inc.	432,273	6,319,831	0.4%
* Toll Brothers, Inc.	336,336	7,776,088	0.5%
Other Securities		210,064,892	12.6%
Total Consumer Discretionary		234,365,222	14.1%
Consumer Staples — (4.1%)
Nash-Finch Co.	157,694	6,217,874	0.4%
Other Securities		72,822,039	4.4%
Total Consumer Staples		79,039,913	4.8%
Energy — (7.0%)
Cimarex Energy Co.	276,334	11,180,474	0.7%
*# Forest Oil Corp.	286,943	8,381,605	0.5%
Helmerich & Payne, Inc.	224,400	7,699,164	0.5%
*# Mariner Energy, Inc.	533,200	7,672,748	0.5%
* Whiting Petroleum Corp.	181,168	9,418,924	0.6%
Other Securities		89,139,185	5.2%
Total Energy		133,492,100	8.0%
Financials — (22.2%)
American Financial Group, Inc.	227,271	5,165,870	0.3%
# Community Bank System, Inc.	300,570	7,499,221	0.5%
First Merchants Corp.	232,279	5,112,461	0.3%
First Niagara Financial Group, Inc.	606,949	9,571,586	0.6%
Harleysville Group, Inc.	245,883	7,764,985	0.5%
Infinity Property & Casualty Corp.	141,271	5,625,411	0.3%
MB Financial, Inc.	189,300	5,624,103	0.3%
# National Penn Bancshares, Inc.	332,584	5,633,973	0.3%
* Navigators Group, Inc.	104,945	5,300,772	0.3%
NewAlliance Bancshares, Inc.	592,808	8,180,750	0.5%
Odyssey Re Holdings Corp.	285,770	11,270,769	0.7%
* ProAssurance Corp.	116,848	6,420,798	0.4%
Prosperity Bancshares, Inc.	239,813	7,964,190	0.5%
RLI Corp.	153,060	8,784,113	0.5%
Selective Insurance Group, Inc.	335,982	7,979,572	0.5%
Synovus Financial Corp.	578,954	5,980,595	0.4%
Transatlantic Holdings, Inc.	180,280	7,724,998	0.5%
UMB Financial Corp.	162,376	7,360,504	0.5%
Wesbanco, Inc.	216,513	5,884,823	0.4%
Other Securities		288,462,386	17.2%
Total Financials		423,311,880	25.5%
Health Care — (6.3%)
Alpharma, Inc. Class A	241,146	7,550,281	0.5%
* CONMED Corp.	302,425	7,923,535	0.5%
* Gentiva Health Services, Inc.	216,739	5,884,464	0.4%
* King Pharmaceuticals, Inc.	700,571	6,158,019	0.4%
Omnicare, Inc.	341,925	9,426,872	0.6%
* Watson Pharmaceuticals, Inc.	196,132	5,132,774	0.3%
Other Securities		78,799,116	4.6%
Total Health Care		120,875,061	7.3%

13

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
* Allied Waste Industries, Inc.	1,402,645	$14,615,561	0.9%
Applied Industrial Technologies, Inc.	272,225	5,496,223	0.3%
*# Axsys Technologies, Inc.	104,354	6,890,495	0.4%
* Esterline Technologies Corp.	144,416	5,206,197	0.3%
IKON Office Solutions, Inc.	493,821	8,508,536	0.5%
# Regal-Beloit Corp.	232,378	7,566,228	0.5%
Ryder System, Inc.	192,110	7,611,398	0.5%
Werner Enterprises, Inc.	373,696	7,331,916	0.5%
Other Securities		186,573,177	11.1%
Total Industrials		249,799,731	15.0%
Information Technology — (12.7%)
* Arrow Electronics, Inc.	302,235	5,274,001	0.3%
* Ingram Micro, Inc.	439,461	5,858,015	0.4%
* Interwoven, Inc.	445,026	5,611,778	0.3%
*# MKS Instruments, Inc.	357,693	6,635,205	0.4%
Other Securities		218,010,286	13.1%
Total Information Technology		241,389,285	14.5%
Materials — (6.7%)
Ashland, Inc.	230,823	5,214,292	0.3%
Minerals Technologies, Inc.	134,619	7,640,974	0.5%
Sensient Technologies Corp.	299,254	7,550,178	0.5%
Other Securities		106,730,032	6.4%
Total Materials		127,135,476	7.7%
Other — (0.0%)
Total Other		188,820	0.0%
Telecommunication Services — (0.6%)
CenturyTel, Inc.	311,333	7,817,572	0.5%
Other Securities		4,246,768	0.2%
Total Telecommunication Services		12,064,340	0.7%
Utilities — (0.0%)
Total Utilities		495,500	0.0%
TOTAL COMMON STOCKS		1,622,157,328	97.6%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		129	0.0%
TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	27,456,627	27,456,627	1.6%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,530,000 FHLMC 4.50%, 05/01/23, valued at $8,114,163) to be repurchased at $7,993,626	$7,993	7,993,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		35,449,627	2.1%

14

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (13.2%)
§@ DFA Short Term Investment Fund LP	230,919,414	$230,919,414	13.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $44,019,340 FHLMC 5.000%, 04/01/36 & 5.000%, 11/01/35; FNMA 5.850%, 05/01/36 & 6.299%(r), 02/01/23; & GNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 09/15/36 to 08/15/38 valued at $20,983,659) to be repurchased at $20,372,890	$20,372	20,372,484	1.2%
TOTAL SECURITIES LENDING COLLATERAL		251,291,898	15.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,254,774,045)		$1,908,898,982	114.8%

See accompanying Notes to Financial Statements.
15

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.4%)
Consumer Discretionary — (10.8%)
* 99 Cents Only Stores	240,576	$2,935,027	0.3%
* Big Lots, Inc.	109,900	2,684,857	0.3%
*# Jarden Corp.	120,800	2,150,240	0.2%
Other Securities		134,997,245	12.5%
Total Consumer Discretionary		142,767,369	13.3%
Consumer Staples — (3.6%)
Del Monte Foods Co.	282,900	1,785,099	0.2%
# Flowers Foods, Inc.	82,837	2,456,117	0.2%
Other Securities		43,422,928	4.0%
Total Consumer Staples		47,664,144	4.4%
Energy — (5.0%)
*# Comstock Resources, Inc.	63,010	3,113,954	0.3%
*# Denbury Resources, Inc.	170,120	2,162,225	0.2%
* Encore Acquisition Co.	66,000	2,055,900	0.2%
* Whiting Petroleum Corp.	39,464	2,051,733	0.2%
Other Securities		56,870,101	5.3%
Total Energy		66,253,913	6.2%
Financials — (15.0%)
# BancFirst Corp.	39,225	1,976,940	0.2%
Bank Mutual Corp.	165,456	1,907,708	0.2%
First Financial Corp.	43,176	1,825,481	0.2%
First Niagara Financial Group, Inc.	157,229	2,479,501	0.2%
FirstMerit Corp.	95,640	2,230,325	0.2%
# National Penn Bancshares, Inc.	132,002	2,236,114	0.2%
NewAlliance Bancshares, Inc.	195,136	2,692,877	0.3%
Old National Bancorp	94,500	1,789,830	0.2%
* Pinnacle Financial Partners, Inc.	76,048	2,225,164	0.2%
Prosperity Bancshares, Inc.	83,723	2,780,441	0.3%
* SVB Financial Group	36,200	1,862,490	0.2%
UMB Financial Corp.	46,627	2,113,602	0.2%
# United Bankshares, Inc.	61,407	1,958,883	0.2%
Wesbanco, Inc.	79,092	2,149,721	0.2%
# Whitney Holding Corp.	93,790	1,782,010	0.2%
Zenith National Insurance Corp.	65,289	2,145,397	0.2%
Other Securities		165,365,614	15.1%
Total Financials		199,522,098	18.5%
Health Care — (11.3%)
Alpharma, Inc. Class A	62,400	1,953,744	0.2%
*# Amedisys, Inc.	33,734	1,902,935	0.2%
Datascope Corp.	39,986	2,006,098	0.2%
*# Illumina, Inc.	117,282	3,615,804	0.3%
* LHC Group, Inc.	53,417	1,884,552	0.2%
*# LifePoint Hospitals, Inc.	76,649	1,837,277	0.2%
*# Sequenom, Inc.	100,258	1,804,644	0.2%
Steris Corp.	57,563	1,959,445	0.2%
Other Securities		132,682,111	12.2%
Total Health Care		149,646,610	13.9%
Industrials — (13.1%)
*# Allegiant Travel Co.	46,248	1,842,058	0.2%
* Axsys Technologies, Inc.	32,169	2,124,119	0.2%

16

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Beacon Roofing Supply, Inc.	134,700	$1,842,696	0.2%
* Esterline Technologies Corp.	49,697	1,791,577	0.2%
# Flowserve Corp.	45,400	2,584,168	0.2%
*# FTI Consulting, Inc.	54,350	3,165,888	0.3%
IKON Office Solutions, Inc.	161,272	2,778,717	0.3%
Werner Enterprises, Inc.	99,042	1,943,204	0.2%
Other Securities		155,076,829	14.3%
Total Industrials		173,149,256	16.1%
Information Technology — (13.4%)
*# Comtech Telecommunications Corp.	37,058	1,794,348	0.2%
*# FLIR Systems, Inc.	83,800	2,689,980	0.3%
* Perot Systems Corp.	140,200	2,017,478	0.2%
*# Skyworks Solutions, Inc.	290,070	2,068,199	0.2%
*# Synaptics, Inc.	65,100	2,010,939	0.2%
Other Securities		167,693,125	15.4%
Total Information Technology		178,274,069	16.5%
Materials — (4.2%)
# NL Industries, Inc.	139,391	1,920,808	0.2%
Terra Industries, Inc.	111,790	2,458,262	0.2%
# Westlake Chemical Corp.	111,200	2,027,176	0.2%
Other Securities		48,618,729	4.5%
Total Materials		55,024,975	5.1%
Other — (0.0%)
Total Other		27,765	0.0%
Telecommunication Services — (0.7%)
Total Telecommunication Services		9,381,778	0.9%
Utilities — (2.3%)
# Laclede Group, Inc.	37,663	1,970,528	0.2%
Other Securities		28,723,090	2.6%
Total Utilities		30,693,618	2.8%
TOTAL COMMON STOCKS		1,052,405,595	97.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		29	0.0%
TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	12,607,368	12,607,368	1.1%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,565,000 FNMA 5.00%, 05/01/23, valued at $5,290,975) to be repurchased at $5,210,408	$5,210	5,210,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		17,817,368	1.6%

17

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	234,986,351	$234,986,351	21.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $28,585,273 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 08/01/21 to 08/01/38 & U.S. Treasury STRIP 4.623%(y), 02/15/17, valued at $21,739,609) to be repurchased at $21,162,186	$21,162	21,161,764	2.0%
TOTAL SECURITIES LENDING COLLATERAL		256,148,115	23.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,439,884,288)		$1,326,371,107	123.1%

See accompanying Notes to Financial Statements.
18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
Commonwealth Bank of Australia	627,593	$17,155,741	1.2%
National Australia Bank, Ltd.	733,580	11,903,144	0.9%
Other Securities		39,156,820	2.8%
TOTAL — AUSTRALIA		68,215,705	4.9%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		3,932,494	0.3%
BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		6,216,436	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		92	0.0%
TOTAL — BELGIUM		6,216,528	0.4%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
Bank of Montreal	186,933	6,672,080	0.5%
Barrick Gold Corp.	304,400	6,960,312	0.5%
Goldcorp, Inc.	355,694	6,651,740	0.5%
Petro-Canada	405,000	10,127,520	0.7%
Sun Life Financial, Inc.	488,350	11,486,537	0.8%
TransCanada Corp.	257,673	7,785,987	0.6%
Other Securities		38,282,982	2.7%
TOTAL — CANADA		87,967,158	6.3%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		11,868,042	0.8%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
UPM-Kymmene Oyj	522,500	7,388,321	0.5%
Other Securities		9,944,645	0.7%
TOTAL — FINLAND		17,332,966	1.2%
FRANCE — (8.4%)
COMMON STOCKS — (8.4%)
AXA SA	948,963	18,129,043	1.3%
BNP Paribas SA	522,726	37,741,527	2.7%
Compagnie de Saint-Gobain	216,412	8,350,656	0.6%
Vivendi SA	509,113	13,307,768	1.0%
Other Securities		49,046,181	3.5%
TOTAL — FRANCE		126,575,175	9.1%
GERMANY — (14.1%)
COMMON STOCKS — (14.1%)
Allianz SE	205,697	15,478,586	1.1%
Daimler Chrysler AG	585,691	20,121,553	1.4%
# Deutsche Bank AG	246,505	9,208,666	0.7%
Deutsche Telekom AG	1,440,584	21,390,430	1.5%
Deutsche Telekom AG Sponsored ADR	681,300	10,117,305	0.7%
E.ON AG	1,190,538	45,562,909	3.3%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	128,600	$16,694,818	1.2%
# Volkswagen AG	77,192	46,722,393	3.4%
Other Securities		26,415,937	1.9%
TOTAL — GERMANY		211,712,597	15.2%
GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,197,078	0.2%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	974,000	9,351,885	0.7%
Hutchison Whampoa, Ltd.	1,486,000	8,030,151	0.6%
Other Securities		21,210,777	1.5%
TOTAL — HONG KONG		38,592,813	2.8%
IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		1,168,088	0.1%
ITALY — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		25,565,689	1.8%
JAPAN — (12.9%)
COMMON STOCKS — (12.9%)
FUJIFILM Holdings Corp.	363,000	8,356,393	0.6%
Hitachi, Ltd.	2,287,000	10,737,588	0.8%
Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,853,383	0.6%
Tokio Marine Holdings, Inc.	212,029	6,540,224	0.5%
Other Securities		159,218,396	11.4%
TOTAL — JAPAN		193,705,984	13.9%
NETHERLANDS — (3.7%)
COMMON STOCKS — (3.7%)
# ArcelorMittal	556,681	14,452,316	1.0%
ING Groep NV	1,067,775	10,016,113	0.7%
Koninklijke Philips Electronics NV	1,048,711	19,380,000	1.4%
Other Securities		11,264,121	0.9%
TOTAL — NETHERLANDS		55,112,550	4.0%
NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		779,909	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,582,240	0.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		1,485,553	0.1%
SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
DBS Group Holdings, Ltd.	964,600	7,363,270	0.5%
Other Securities		12,383,649	0.9%
TOTAL — SINGAPORE		19,746,919	1.4%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
Banco Santander Central Hispano SA	3,419,617	36,983,728	2.7%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA	567,226	$10,786,316	0.8%
Other Securities		26,389,438	1.8%
TOTAL — SPAIN		74,159,482	5.3%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	1,387,996	11,124,975	0.8%
Other Securities		26,483,690	1.9%
TOTAL — SWEDEN		37,608,665	2.7%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
* Compagnie Financiere Richemont SA Series A	393,600	8,274,526	0.6%
Credit Suisse Group AG	616,112	23,038,813	1.7%
Holcim, Ltd.	179,587	10,200,405	0.7%
Swiss Re	230,487	9,612,154	0.7%
Zurich Financial SVCS AG	87,564	17,764,778	1.3%
Other Securities		20,707,725	1.4%
TOTAL — SWITZERLAND		89,598,401	6.4%
UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Aviva P.L.C.	1,621,273	9,670,900	0.7%
BP P.L.C. Sponsored ADR	149,300	7,420,210	0.5%
British American Tobacco P.L.C.	240,592	6,599,265	0.5%
HSBC Holdings P.L.C.	547,509	6,484,808	0.5%
# HSBC Holdings P.L.C. Sponsored ADR	547,726	32,315,834	2.3%
Royal Dutch Shell P.L.C. ADR	564,548	31,213,859	2.2%
RSA Insurance Group P.L.C.	3,030,972	6,740,377	0.5%
Sainsbury (J.) P.L.C.	2,160,157	9,867,958	0.7%
Vodafone Group P.L.C.	29,147,216	56,070,911	4.0%
Vodafone Group P.L.C. Sponsored ADR	889,400	17,138,738	1.2%
William Morrison Supermarkets P.L.C.	3,029,886	12,901,057	0.9%
Other Securities		86,293,043	6.3%
TOTAL — UNITED KINGDOM		282,716,960	20.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,940,000 FNMA 4.50%, 10/01/35, valued at $4,466,088) to be repurchased at $4,399,345	$4,399	4,399,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (8.6%)
§@ DFA Short Term Investment Fund LP	125,164,320	125,164,320	9.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,924,014 FNMA 7.000%, 08/01/37 & 7.000%, 12/01/37, valued at $3,599,733) to be repurchased at $3,529,224	$3,529	3,529,150	0.3%
TOTAL SECURITIES LENDING COLLATERAL		128,693,470	9.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,858,473,271)		$1,497,933,466	107.5%

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,576,992	$1,268,507	—
Investments at Value (including $0, $0, and $244,201 of securities on loan, respectively)	—	—	$1,622,157
Temporary Cash Investments at Value & Cost	—	—	35,450
Collateral Received from Securities on Loan at Value & Cost	—	—	251,292
Receivables:
Investment Securities Sold/Affiliated Investment Companies Purchased	—	12,360	8,000
Dividends and Interest	—	—	910
Securities Lending Income	—	—	713
Fund Shares Sold	21,668	3,367	4,856
Fund Margin Variation	—	—	13
Prepaid Expenses and Other Assets	65	53	66
Total Assets	1,598,725	1,284,287	1,923,457
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	251,292
Investment Securities Purchased	13,792	—	—
Fund Shares Redeemed	7,876	15,727	8,646
Due to Advisor	207	154	616
Accrued Expenses and Other Liabilities	93	76	129
Total Liabilities	21,968	15,957	260,683
NET ASSETS	$1,576,757	$1,268,330	$1,662,774
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	148,949,114	122,484,325	115,399,750
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.59	$10.36	$14.41
Investments in Affiliated Investment Companies at Cost	$1,923,262	$1,383,489	$—
Investments at Cost	$—	$—	$1,968,032
NET ASSETS CONSIST OF:
Paid-In Capital	$2,034,187	$1,586,297	$2,047,294
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,190	5,085	6,430
Accumulated Net Realized Gain (Loss)	(120,350)	(208,070)	(45,088)
Net Unrealized Appreciation (Depreciation)	(346,270)	(114,982)	(345,862)
NET ASSETS	$1,576,757	$1,268,330	$1,662,774
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $246,338 and $93,787 of securities on loan, respectively)	$1,052,406	$1,364,841
Temporary Cash Investments at Value & Cost	17,817	4,399
Collateral Received from Securities on Loan at Value & Cost	256,148	128,693
Foreign Currencies at Value	—	20,905
Cash	—	15
Receivables:
Investment Securities Sold	11,560	—
Dividends, Interest, and Tax Reclaims	594	6,657
Securities Lending Income	782	211
Fund Shares Sold	2,835	5,866
Fund Margin Variation	8	2
Prepaid Expenses and Other Assets	47	195
Total Assets	1,342,197	1,531,784
LIABILITIES:
Payables:
Upon Return of Securities Loaned	256,148	128,693
Fund Shares Redeemed	8,089	9,087
Due to Advisor	479	631
Accrued Expenses and Other Liabilities	86	144
Total Liabilities	264,802	138,555
NET ASSETS	$1,077,395	$1,393,229
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	68,046,051	132,080,504
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.83	$10.55
Investments at Cost	$1,165,919	$1,725,381
Foreign Currencies at Cost	$—	$20,994
NET ASSETS CONSIST OF:
Paid-In Capital	$1,234,996	$1,760,482
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,269	9,469
Accumulated Net Realized Gain (Loss)	(47,365)	(15,779)
Net Unrealized Foreign Exchange Gain (Loss)	—	(316)
Net Unrealized Appreciation (Depreciation)	(113,505)	(360,627)
NET ASSETS	$1,077,395	$1,393,229
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*		Tax-Managed U.S. Equity Portfolio*		Tax-Managed U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends	$46,448	$49,748	$29,548	$29,980	$28,661	$43,241
Interest	490	878	232	473	647	1,236
Income from Securities Lending	3,407	992	1,679	725	5,924	3,639
Expenses Allocated from Affiliated Investment Companies	(4,722)	(6,102)	(1,086)	(1,169)	—	—
Total Investment Income	45,623	45,516	30,373	30,009	35,232	48,116
Expenses
Investment Advisory Services Fees	—	—	—	—	9,702	14,794
Administrative Services Fees	3,274	4,247	2,379	2,580	—	—
Accounting & Transfer Agent Fees	44	51	34	35	280	386
Custodian Fees	—	—	—	—	67	66
Filing Fees	83	95	81	95	106	100
Shareholders' Reports	52	38	36	25	56	74
Directors'/Trustees' Fees & Expenses	—	23	—	16	—	13
Professional Fees	17	34	14	21	49	77
Other	11	9	13	5	173	73
Total Expenses	3,481	4,497	2,557	2,777	10,433	15,583
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(150)	(162)	—	—
Net Expenses	3,481	4,497	2,407	2,615	10,433	15,583
Net Investment Income (Loss)	42,142	41,019	27,966	27,394	24,799	32,533
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(117,785)	139,228	(142,472)	10,874	(42,385)	167,039
Futures	(1,959)	—	—	—	(2,493)	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(943,227)	(180,378)	(530,593)	73,457	(869,703)	(423,757)
Futures	11	—	—	—	13	—
Net Realized and Unrealized Gain (Loss)	(1,062,960)	(41,150)	(673,065)	84,331	(914,568)	(256,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,020,818)	$(131)	$(645,099)	$111,725	$(889,769)	$(224,185)

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
24

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,656, and $7,381, respectively)	$14,083	$16,373	$89,201	$87,818
Interest	365	836	378	453
Income from Securities Lending	7,111	4,373	2,381	1,885
Total Investment Income	21,559	21,582	91,960	90,156
Expenses
Investment Advisory Services Fees	7,145	9,165	10,673	13,650
Accounting & Transfer Agent Fees	180	222	264	324
Custodian Fees	78	79	304	385
Filing Fees	66	72	85	89
Shareholders' Reports	38	30	56	43
Directors'/Trustees' Fees & Expenses	—	12	—	23
Professional Fees	32	39	54	59
Other	32	16	63	49
Total Expenses	7,571	9,635	11,499	14,622
Net Investment Income (Loss)	13,988	11,947	80,461	75,534
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(44,705)	182,553	(12,092)	225,699
Futures	(1,909)	—	(2,244)	—
Foreign Currency Transactions	—	—	(391)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(533,613)	(217,967)	(1,307,758)	116,793
Futures	8	—	2	—
Translation of Foreign Currency Denominated Amounts	—	—	(455)	17
Net Realized and Unrealized Gain (Loss)	(580,219)	(35,414)	(1,322,938)	342,949
Net Increase (Decrease) in Net Assets Resulting from Operations	$(566,231)	$(23,467)	$(1,242,477)	$418,483

See accompanying Notes to Financial Statements.
25

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio			Tax-Managed U.S. Equity Portfolio			Tax-Managed U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,142	$41,019	$31,113	$27,966	$27,394	$19,300	$24,799	$32,533	$24,692
Net Realized Gain (Loss) on:
Investment Securities Sold	(117,785)	139,228	53,357	(142,472)	10,874	(27,194)	(42,385)	167,039	301,039
Futures	(1,959)	—	—	—	—	—	(2,493)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(943,227)	(180,378)	259,879	(530,593)	73,457	165,031	(869,703)	(423,757)	145,177
Futures	11	—	—	—	—	—	13	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,020,818)	(131)	344,349	(645,099)	111,725	157,137	(889,769)	(224,185)	470,908
Distributions From:
Net Investment Income	(44,833)	(39,785)	(28,092)	(30,460)	(25,931)	(16,748)	(21,993)	(30,833)	(21,344)
Net Long-Term Gains	(36,063)	—	—	—	—	—	(152,308)	(284,595)	(219,589)
Total Distributions	(80,896)	(39,785)	(28,092)	(30,460)	(25,931)	(16,748)	(174,301)	(315,428)	(240,933)
Capital Share Transactions (1):
Shares Issued	910,672	613,164	623,137	612,783	385,068	445,596	1,332,158	691,351	611,123
Shares Issued in Lieu of Cash Distributions	77,490	36,864	25,934	28,458	25,647	16,623	170,820	304,575	223,521
Shares Redeemed	(1,057,534)	(368,048)	(213,869)	(521,164)	(160,308)	(114,212)	(1,681,828)	(754,382)	(495,747)
Net Increase (Decrease) from Capital Share Transactions	(69,372)	281,980	435,202	120,077	250,407	348,007	(178,850)	241,544	338,897
Total Increase (Decrease) in Net Assets	(1,171,086)	242,064	751,459	(555,482)	336,201	488,396	(1,242,920)	(298,069)	568,872
Net Assets
Beginning of Period	2,747,843	2,505,779	1,754,320	1,823,812	1,487,611	999,215	2,905,694	3,203,763	2,634,891
End of Period	$1,576,757	$2,747,843	$2,505,779	$1,268,330	$1,823,812	$1,487,611	$1,662,774	$2,905,694	$3,203,763
(1) Shares Issued and Redeemed:
Shares Issued	63,309	33,160	38,364	45,772	24,964	32,641	69,006	27,123	24,152
Shares Issued in Lieu of Cash Distributions	4,802	2,019	1,652	2,012	1,685	1,238	8,130	12,193	9,548
Shares Redeemed	(76,114)	(20,036)	(13,195)	(42,430)	(10,356)	(8,382)	(87,563)	(30,452)	(19,677)
	(8,003)	15,143	26,821	5,354	16,293	25,497	(10,427)	8,864	14,023
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,190	$11,940	$10,706	$5,085	$7,579	$6,116	$6,430	$3,626	$4,703

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio			Tax-Managed DFA International Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,988	$11,947	$5,962	$80,461	$75,534	$60,412
Net Realized Gain (Loss) on:
Investment Securities Sold	(44,705)	182,553	28,780	(12,092)	225,699	119,405
Futures	(1,909)	—	—	(2,244)	—	—
Foreign Currency Transactions	—	—	—	(391)	440	152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(533,613)	(217,967)	166,028	(1,307,758)	116,793	402,856
Futures	8	—	—	2	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(455)	17	157
Net Increase (Decrease) in Net Assets Resulting from Operations	(566,231)	(23,467)	200,770	(1,242,477)	418,483	582,982
Distributions From:
Net Investment Income	(13,009)	(11,189)	(4,846)	(87,425)	(61,441)	(65,441)
Net Short-Term Gains	—	—	—	—	(119)	—
Net Long-Term Gains	(140,329)	—	—	(217,882)	(108,595)	(21,751)
Total Distributions	(153,338)	(11,189)	(4,846)	(305,307)	(170,155)	(87,192)
Capital Share Transactions (1):
Shares Issued	600,180	344,218	354,522	840,715	480,977	447,500
Shares Issued in Lieu of Cash Distributions	151,576	11,049	4,779	294,717	162,246	82,983
Shares Redeemed	(734,037)	(194,404)	(144,475)	(1,053,689)	(402,964)	(226,807)
Net Increase (Decrease) from Capital Share Transactions	17,719	160,863	214,826	81,743	240,259	303,676
Total Increase (Decrease) in Net Assets	(701,850)	126,207	410,750	(1,466,041)	488,587	799,466
Net Assets
Beginning of Period	1,779,245	1,653,038	1,242,288	2,859,270	2,370,683	1,571,217
End of Period	$1,077,395	$1,779,245	$1,653,038	$1,393,229	$2,859,270	$2,370,683
(1) Shares Issued and Redeemed:
Shares Issued	28,781	12,633	14,495	54,627	22,796	25,396
Shares Issued in Lieu of Cash Distributions	6,564	412	203	16,014	8,062	4,978
Shares Redeemed	(36,092)	(7,188)	(5,893)	(69,078)	(19,134)	(12,862)
	(747)	5,857	8,805	1,563	11,724	17,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,269	$2,350	$2,036	$9,469	$18,976	$1,767

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.51	$17.67	$15.26	$13.27	$11.12	$9.09	$15.57	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.23	(A)	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.66)	(0.16)	2.39	1.96	2.13	2.02	(5.19)	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	(6.39)	0.11	2.63	2.14	2.24	2.06	(4.96)	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Realized Gains	(0.24)	—	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	(37.53	)%(C)	0.54%	17.45%	16.27%	20.24%	22.79%	(32.30	)%(C)	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22	%(B)	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.23	%(B)	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.93	%(B)	1.45%	1.47%	1.35%	0.97%	0.43%	1.76	%(B)	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.09	$27.39	$25.60	$23.32	$19.22	$13.34	$25.86	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.19	(A)	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.29)	(1.87)	3.90	2.68	4.09	5.86	(7.87)	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(7.09)	(1.62)	4.12	2.77	4.18	5.90	(7.68)	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	(1.41)	(2.44)	(2.14)	(0.39)	—	—	(2.17)	—	—	—	—	—
Total Distributions	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$15.83	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(32.85	)%(C)	(6.58)%	17.70%	12.09%	21.84%	44.29%	(32.53	)%(C)	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.45	%(B)	0.47%	0.53%	0.55%	0.56%	0.56%	0.53	%(B)	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.07	%(B)	0.98%	0.85%	0.39%	0.45%	0.27%	0.98	%(B)	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	40	%(C)	28%	35%	21%	21%	13%	39	%(C)	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
29

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.91	$19.96	$15.51	$13.63	$10.84	$8.24
Income From Investment Operations
Net Investment Income (Loss)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.60)	2.76	4.71	1.90	2.93	2.59
Total From Investment Operations	(9.01)	3.35	5.25	2.23	3.15	2.76
Less Distributions
Net Investment Income	(0.64)	(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	(1.71)	(0.92)	(0.21)	—	—	—
Total Distributions	(2.35)	(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$10.55	$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	(45.58	)%(C)	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$1,393,229	$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.76	%(B)	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	24	%(C)	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
30

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-six operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At October 31, 2008, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 72% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT)

31

and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Portfolio	$1,576,992	—	—	$1,576,992	—	—	—	—
Tax-Managed U.S. Equity Portfolio	1,268,507	—	—	1,268,507	—	—	—	—
Tax-Managed U.S. Targeted Value Portfolio	1,649,386	$259,513	—	1,908,899	$13	—	—	$13
Tax-Managed U.S. Small Cap Portfolio	1,064,969	261,402	—	1,326,371	8	—	—	8
Tax-Managed DFA International Value Portfolio	224,226	1,273,707	—	1,497,933	2	—	—	2

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

32

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

33

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the period December 1, 2007 to October 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

For the period December 1, 2007 to October 31, 2008, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2008, Tax-Managed U.S. Equity Portfolio had approximately $524 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding October 31, 2011.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid to the CCO by the Fund were $159 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$35
Tax-Managed U.S. Equity Portfolio	25
Tax-Managed U.S. Targeted Value Portfolio	37
Tax-Managed U.S. Small Cap Portfolio	23
Tax-Managed DFA International Value Portfolio	34

34

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$1,009,200	$1,352,570
Tax-Managed U.S. Small Cap Portfolio	596,871	720,987
Tax-Managed DFA International Value Portfolio	550,248	703,172

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Marketwide Value Portfolio	—	$(59)	$59
Tax-Managed U.S. Targeted Value Portfolio	—	(2)	2
Tax-Managed U.S. Small Cap Portfolio	—	(60)	60
Tax-Managed DFA International Value Portfolio	$2,139	(2,543)	404

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2006	$28,092	—	$28,092
2007	39,785	—	39,785
2008	44,892	$36,004	80,896
Tax-Managed U.S. Equity Portfolio
2006	16,748	—	16,748
2007	25,931	—	25,931
2008	30,460	—	30,460

35

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Targeted Value Portfolio
2006	$22,689	$235,961	$258,650
2007	33,610	298,723	332,333
2008	21,996	152,305	174,301
Tax-Managed U.S. Small Cap Portfolio
2006	4,846	—	4,846
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed DFA International Value Portfolio	$2,140	—	$2,140

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$9,225	—	$(120,399)	$(111,174)
Tax-Managed U.S. Equity Portfolio	5,109	—	(207,345)	(202,236)
Tax-Managed U.S. Targeted Value Portfolio	6,466	—	(43,968)	(37,502)
Tax-Managed U.S. Small Cap Portfolio	3,291	—	(46,001)	(42,710)
Tax-Managed DFA International Value Portfolio	9,504	—	(12,590)	(3,086)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	$120,399	$120,399
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	142,157	207,345
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	43,968	43,968

36

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	$46,001	$46,001
Tax-Managed DFA International Value Portfolio	—	—	—	—	12,590	12,590

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,923,202	$178,281	$(524,491)	$(346,210)
Tax-Managed U.S. Equity Portfolio	1,384,215	142,434	(258,142)	(115,708)
Tax-Managed U.S. Targeted Value Portfolio	2,255,880	228,543	(575,524)	(346,981)
Tax-Managed U.S. Small Cap Portfolio	1,441,240	179,970	(294,839)	(114,869)
Tax-Managed DFA International Value Portfolio	1,861,661	108,340	(472,068)	(363,728)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the period December 1, 2007 to October 31, 2008, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the

37

broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio could lose more than the initial margin requirements.

At October 31, 2008, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain(Loss)	Approximate Cash Collateral
Tax-Managed U.S. Targeted Value Portfolio	S&P 500 Index®	December 19, 2008	110	$26,601	$13	$2,723
Tax-Managed U.S. Small Cap Portfolio	S&P 500 Index®	December 19, 2008	70	16,928	8	1,733
Tax-Managed DFA International Value Portfolio	S&P 500 Index®	December 19, 2008	18	4,353	2	446

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	4.20%	$29,509	45	$155	$227,617
Tax-Managed U.S. Small Cap Portfolio	3.70%	5,406	27	15	21,775

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

38

For the period December 1, 2007 to October 31, 2008, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	2.53%	$7,412	53	$28	$34,409

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

39

L.  Other:

At October 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	87%
Tax-Managed U.S. Equity Portfolio	2	74%
Tax-Managed U.S. Targeted Value Portfolio	2	84%
Tax-Managed U.S. Small Cap Portfolio	3	93%
Tax-Managed DFA International Value Portfolio	3	92%

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians, brokers and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

41

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Tax-Managed U.S. Marketwide Value Series vs. Russell 3000 Value Index

December 14, 1998-October 31, 2008

Growth of $10,000
The Tax-Managed U.S. Marketwide Value Series
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$13,359
$12,230

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	-41.12%	1.33%	2.06%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Tax-Managed U.S. Equity Series vs. Dow Jones Wilshire 5000 Index
September 25, 2001-October 31, 2008

Growth of $10,000

The Tax-Managed U.S. Equity Series
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
09/01
2003
2004
2005
2006
2007
2008
10/08
$11,828
$11,330

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	-35.26%	0.57%	1.77%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

42

THE DFA INVESTMENT TRUST COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

Tax-Managed Series

The Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,410 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.31% for the S&P 500 Index®, –32.90% for the Russell 3000 Value Index® and –37.44% for the Tax-Managed U.S. Marketwide Value Series. Relative to the Russell 3000 Value Index®, underperformance of the Series was primarily due to lower exposure to stocks with neutral value/growth price characteristics as measured by book-to-market ("BtM") ratio. Less value-oriented stocks in the lowest three BtM quartiles, which accounted for appoximately 20% of the Series compared to 53% of the Index, outperformed the Index by more than 6 percentage points. Large cap stocks held by the Series underperformed similar size stocks held by the Index by approximately 6 percentage points.

The Tax-Managed U.S. Equity Series

The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 2,970 stocks, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.41% for the Dow Jones Wilshire 5000 Index and –32.28% for the Tax-Managed U.S. Equity Series. Relative to the Dow Jones Wilshire 5000 Index, the better relative performance of the Series was primarily due to composition differences between the largest stocks and most growth-oriented stocks held by the Series compared to the Index. Growth stocks held by the Series in the lowest book-to-market ratio quartile outperformed similar stocks held by the Index by approximately 2 percentage points. Large and mid cap stocks held by the Series also outperformed similar size stocks held by the Index.

43

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$654.40	0.22%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$714.80	0.07%	$0.30
Hypothetical 5% Annual Return	$1,000.00	$1,024.78	0.07%	$0.36

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

44

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	13.4%	5.8%	16.0%	33.4%	2.6%	12.2%	6.1%	2.7%	7.7%	0.1%	100.0%
The Tax-Managed U.S. Equity Series	9.2%	13.0%	12.4%	12.4%	14.5%	11.6%	16.1%	4.0%	3.1%	3.7%	100.0%

45

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.9%)
Consumer Discretionary — (11.8%)
Comcast Corp. Class A	3,570,978	$56,278,613	2.6%
Comcast Corp. Special Class A Non-Voting	1,432,185	22,084,293	1.0%
*# Ford Motor Co.	3,834,761	8,398,127	0.4%
* Liberty Media Corp. - Entertainment Class A	668,364	10,760,660	0.5%
Time Warner, Inc.	5,159,956	52,063,956	2.4%
Tyco Electronics, Ltd.	600,698	11,677,569	0.5%
Other Securities		134,359,663	6.1%
Total Consumer Discretionary		295,622,881	13.5%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	457,265	9,479,103	0.4%
# CVS Caremark Corp.	726,214	22,258,459	1.0%
Kraft Foods, Inc.	1,178,778	34,349,591	1.6%
Molson Coors Brewing Co.	246,248	9,199,825	0.4%
Other Securities		50,348,462	2.3%
Total Consumer Staples		125,635,440	5.7%
Energy — (13.5%)
Anadarko Petroleum Corp.	845,068	29,830,900	1.4%
Apache Corp.	403,946	33,256,874	1.5%
Chesapeake Energy Corp.	618,000	13,577,460	0.6%
ConocoPhillips	1,671,850	86,969,637	4.0%
Devon Energy Corp.	498,108	40,277,013	1.8%
# Hess Corp.	198,137	11,929,829	0.6%
Marathon Oil Corp.	845,923	24,616,359	1.1%
Noble Energy, Inc.	177,500	9,198,050	0.4%
Valero Energy Corp.	738,360	15,195,449	0.7%
Other Securities		73,801,716	3.4%
Total Energy		338,653,287	15.5%
Financials — (28.3%)
Allstate Corp.	739,900	19,525,961	0.9%
Bank of America Corp.	2,475,676	59,837,089	2.7%
# Capital One Financial Corp.	617,854	24,170,448	1.1%
Chubb Corp.	390,477	20,234,518	0.9%
Discover Financial Services	719,953	8,819,424	0.4%
# Fifth Third Bancorp	1,011,926	10,979,397	0.5%
Hudson City Bancorp, Inc.	672,553	12,650,722	0.6%
JPMorgan Chase & Co.	2,667,818	110,047,492	5.0%
Loews Corp.	759,497	25,222,895	1.2%
# M&T Bank Corp.	103,167	8,366,844	0.4%
MetLife, Inc.	1,059,505	35,196,756	1.6%
Morgan Stanley	567,849	9,920,322	0.5%
Prudential Financial, Inc.	463,538	13,906,140	0.6%
# SunTrust Banks, Inc.	383,603	15,397,824	0.7%
The Travelers Companies, Inc.	932,958	39,697,363	1.8%
Unum Group	545,000	8,583,750	0.4%
Other Securities		286,175,383	13.1%
Total Financials		708,732,328	32.4%
Health Care — (2.3%)
* WellPoint, Inc.	424,020	16,481,657	0.8%
Other Securities		40,968,859	1.8%
Total Health Care		57,450,516	2.6%

46

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.2%)
Burlington Northern Santa Fe Corp.	398,500	$35,490,410	1.6%
CSX Corp.	607,620	27,780,386	1.3%
Norfolk Southern Corp.	661,000	39,620,340	1.8%
Northrop Grumman Corp.	435,224	20,407,653	0.9%
Southwest Airlines Co.	1,077,730	12,695,659	0.6%
Union Pacific Corp.	483,593	32,289,505	1.5%
Other Securities		85,606,824	3.9%
Total Industrials		253,890,777	11.6%
Information Technology — (4.8%)
# Hewlett-Packard Co.	237,000	9,072,360	0.4%
* Symantec Corp.	780,999	9,824,967	0.4%
Xerox Corp.	1,179,032	9,455,837	0.4%
Other Securities		91,040,431	4.2%
Total Information Technology		119,393,595	5.4%
Materials — (2.4%)
International Paper Co.	490,762	8,450,922	0.4%
Weyerhaeuser Co.	311,975	11,923,685	0.6%
Other Securities		38,831,263	1.7%
Total Materials		59,205,870	2.7%
Other — (0.0%)
Total Other		1,710	0.0%
Telecommunication Services — (6.5%)
AT&T, Inc.	3,496,990	93,614,422	4.3%
Sprint Nextel Corp.	3,528,077	11,042,881	0.5%
Verizon Communications, Inc.	1,643,676	48,767,867	2.2%
Other Securities		10,213,254	0.5%
Total Telecommunication Services		163,638,424	7.5%
Utilities — (0.1%)
Total Utilities		2,430,938	0.1%
TOTAL COMMON STOCKS		2,124,655,766	97.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		17	0.0%
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,403,563	38,403,563	1.8%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,345,000 FHLMC 6.275%(r), 09/01/36, valued at $10,738,962) to be repurchased at $10,577,829	$10,577	10,577,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		48,980,563	2.3%

47

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund LP	301,849,543	$301,849,543	13.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $30,992,549 FNMA, rates ranging from 5.000% to 7.000%, maturities from 11/01/33 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/12, valued at $28,175,867) to be repurchased at $27,427,287	$27,427	27,426,740	1.2%
TOTAL SECURITIES LENDING COLLATERAL		329,276,283	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,977,897,731)		$2,502,912,629	114.3%

See accompanying Notes to Financial Statements.
48

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (7.9%)
Disney (Walt) Co.	216,907	$5,617,891	0.5%
# Home Depot, Inc.	224,000	5,284,160	0.4%
McDonald's Corp.	148,159	8,582,851	0.7%
Time Warner, Inc.	475,309	4,795,868	0.4%
Other Securities		90,909,884	7.1%
Total Consumer Discretionary		115,190,654	9.1%
Consumer Staples — (11.0%)
Altria Group, Inc.	274,215	5,262,186	0.4%
# Anheuser-Busch Companies, Inc.	89,297	5,539,093	0.4%
Coca-Cola Co.	232,336	10,236,724	0.8%
CVS Caremark Corp.	159,881	4,900,353	0.4%
Kraft Foods, Inc.	199,324	5,808,301	0.5%
PepsiCo, Inc.	202,294	11,532,781	0.9%
Philip Morris International, Inc.	272,205	11,832,751	0.9%
Procter & Gamble Co.	402,270	25,962,506	2.1%
Wal-Mart Stores, Inc.	514,522	28,715,473	2.3%
Other Securities		50,500,909	3.9%
Total Consumer Staples		160,291,077	12.6%
Energy — (10.4%)
Chevron Corp.	222,550	16,602,230	1.3%
ConocoPhillips	200,788	10,444,992	0.8%
Exxon Mobil Corp.	693,180	51,378,502	4.1%
Occidental Petroleum Corp.	107,379	5,963,830	0.5%
# Schlumberger, Ltd.	155,400	8,026,410	0.6%
Other Securities		60,212,106	4.7%
Total Energy		152,628,070	12.0%
Financials — (10.5%)
Bank of New York Mellon Corp.	150,896	4,919,210	0.4%
Citigroup, Inc.	522,209	7,128,153	0.6%
JPMorgan Chase & Co.	394,542	16,274,857	1.3%
The Goldman Sachs Group, Inc.	50,490	4,670,325	0.4%
# U.S. Bancorp	232,680	6,936,191	0.6%
Wells Fargo & Co.	436,033	14,846,924	1.2%
Other Securities		98,425,419	7.6%
Total Financials		153,201,079	12.1%
Health Care — (12.3%)
Abbott Laboratories	203,035	11,197,380	0.9%
* Amgen, Inc.	139,670	8,364,836	0.7%
Baxter International, Inc.	81,721	4,943,303	0.4%
Bristol-Myers Squibb Co.	262,340	5,391,087	0.4%
* Genentech, Inc.	134,500	11,155,430	0.9%
* Gilead Sciences, Inc.	121,368	5,564,723	0.5%
Johnson & Johnson	370,621	22,733,892	1.8%
Medtronic, Inc.	146,630	5,913,588	0.5%
Merck & Co., Inc.	183,000	5,663,850	0.5%
Pfizer, Inc.	647,643	11,469,758	0.9%
Wyeth	178,504	5,744,259	0.5%
Other Securities		81,035,386	6.1%
Total Health Care		179,177,492	14.1%

49

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.7%)
3M Co.	92,711	$5,961,317	0.5%
General Electric Co.	1,169,089	22,808,926	1.8%
United Technologies Corp.	87,548	4,811,638	0.4%
Other Securities		109,015,671	8.5%
Total Industrials		142,597,552	11.2%
Information Technology — (13.5%)
* Apple, Inc.	85,858	9,237,463	0.7%
* Cisco Sytems, Inc.	773,370	13,742,785	1.1%
* Google, Inc.	31,340	11,262,342	0.9%
Hewlett-Packard Co.	293,800	11,246,664	0.9%
Intel Corp.	743,258	11,892,128	1.0%
International Business Machines Corp.	178,177	16,565,116	1.3%
Microsoft Corp.	1,186,511	26,494,791	2.1%
* Oracle Corp.	680,133	12,439,633	1.0%
QUALCOMM, Inc.	212,453	8,128,452	0.7%
Other Securities		76,662,019	5.9%
Total Information Technology		197,671,393	15.6%
Materials — (3.4%)
Monsanto Co.	60,541	5,386,938	0.4%
Other Securities		43,760,871	3.5%
Total Materials		49,147,809	3.9%
Other — (0.0%)
Total Other		825	0.0%
Telecommunication Services — (2.6%)
AT&T, Inc.	798,448	21,374,453	1.7%
Verizon Communications, Inc.	323,025	9,584,152	0.8%
Other Securities		7,799,890	0.6%
Total Telecommunication Services		38,758,495	3.1%
Utilities — (3.2%)
Total Utilities		46,284,612	3.7%
TOTAL COMMON STOCKS		1,234,949,058	97.4%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,071,642	1,071,642	0.1%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,840,000 FNMA 5.058%(r), 01/01/36, valued at $6,455,027) to be repurchased at $6,359,498	$6,359	6,359,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		7,430,642	0.6%

50

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.0%)
§@ DFA Short Term Investment Fund LP	200,609,826	$200,609,826	15.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $19,953,487 FNMA, rates ranging from 7.000% to 7.500%, maturities ranging from 08/01/37 to 09/01/38 U.S. Treasury STRIP 1.497%(y), 5/31/10 & 1.476%(y), 11/30/10, valued at $18,613,499) to be repurchased at $18,118,736	$18,118	18,118,375	1.4%
TOTAL SECURITIES LENDING COLLATERAL		218,728,201	17.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,576,090,558)		$1,461,107,901	115.2%

See accompanying Notes to Financial Statements.
51

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $321,044 and $215,514 of securities on loan, respectively)	$2,124,656	$1,234,949
Temporary Cash Investments at Value & Cost	48,981	7,431
Collateral Received from Securities on Loan at Value & Cost	329,276	218,728
Receivables:
Investment Securities Sold	1,435	36,626
Dividends and Interest	4,286	1,755
Securities Lending Income	803	243
Fund Shares Sold	13,792	—
Fund Margin Variation	16	—
Prepaid Expenses and Other Assets	3	1
Total Assets	2,523,248	1,499,733
LIABILITIES:
Payables:
Upon Return of Securities Loaned	329,276	218,728
Investment Securities Purchased	—	5
Fund Shares Redeemed	2,724	12,360
Due to Advisor	384	56
Accrued Expenses and Other Liabilities	140	76
Total Liabilities	332,524	231,225
NET ASSETS	$2,190,724	$1,268,508
Investments at Cost	$2,599,641	$1,349,932

See accompanying Notes to Financial Statements.
52

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends	$64,864	$69,825	$29,548	$29,980
Interest	683	1,231	232	473
Income from Securities Lending	4,753	1,392	1,679	725
Total Investment Income	70,300	72,448	31,459	31,178
Expenses
Investment Advisory Services Fees	6,098	7,949	793	860
Accounting & Transfer Agent Fees	318	407	174	187
Custodian Fees	62	69	54	60
Shareholders' Reports	21	19	11	8
Directors'/Trustees' Fees & Expenses	—	32	—	16
Professional Fees	61	61	31	26
Other	36	27	23	12
Total Expenses	6,596	8,564	1,086	1,169
Net Investment Income (Loss)	63,704	63,884	30,373	30,009
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(152,733)	197,904	(142,472)	10,874
Futures	(2,752)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,321,745)	(257,139)	(530,594)	73,456
Futures	16	—	—	—
Net Realized and Unrealized Gain (Loss)	(1,477,214)	(59,235)	(673,066)	84,330
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,413,510)	$4,649	$(642,693)	$114,339

See accompanying Notes to Financial Statements.
53

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series			The Tax-Managed U.S. Equity Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,704	$63,884	$48,576	$30,373	$30,009	$21,232
Net Realized Gain (Loss) on:
Investment Securities Sold	(152,733)	197,904	76,342	(142,472)	10,874	(27,193)
Futures	(2,752)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,321,745)	(257,139)	364,679	(530,594)	73,456	165,031
Futures	16	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,413,510)	4,649	489,597	(642,693)	114,339	159,070
Transactions in Interest:
Contributions	457,034	478,784	604,686	296,257	253,998	336,533
Withdrawals	(711,380)	(146,412)	(49,111)	(209,089)	(32,090)	(7,165)
Net Increase (Decrease) from Transactions in Interest	(254,346)	332,372	555,575	87,168	221,908	329,368
Total Increase (Decrease) in Net Assets	(1,667,856)	337,021	1,045,172	(555,525)	336,247	488,438
Net Assets
Beginning of Period	3,858,580	3,521,559	2,476,387	1,824,033	1,487,786	999,348
End of Period	$2,190,724	$3,858,580	$3,521,559	$1,268,508	$1,824,033	$1,487,786

See accompanying Notes to Financial Statements.
54

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233	$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.09	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%	1.91	%(B)	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	40	%(C)	21%	21%	12%	5%	6%	13	%(C)	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
55

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by The Tax-Managed U.S. Marketwide Value Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

56

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Series	$2,163,005	$339,908	—	$2,502,913	$16	—	—	$16
Tax-Managed U.S. Equity Series	1,236,018	225,090	—	1,461,108	—	—	—	—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the period December 1, 2007 to October 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the period December 1, 2007 to October 31, 2008, the total related amounts paid to the CCO by the Trust were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

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D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$49
The Tax-Managed U.S. Equity Series	25

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$1,315,564	$1,500,370
The Tax-Managed U.S. Equity Series	317,249	220,116

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,979,112	$243,751	$(719,950)	$(476,199)
The Tax-Managed U.S. Equity Series	1,576,819	142,423	(258,133)	(115,710)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

58

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Futures Contracts:  During the period December 1, 2007 to October 31, 2008, The Tax-Managed U.S. Marketwide Value Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, The Tax-Managed U.S. Marketwide Value Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by The Tax-Managed U.S. Marketwide Value Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, The Tax-Managed U.S. Marketwide Value Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that The Tax-Managed U.S. Marketwide Value Series could lose more than the initial margin requirements.

At October 31, 2008, The Tax-Managed U.S. Marketwide Value Series had the following outstanding future contracts (dollar amounts in thousands).

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 19, 2008	130	$31,437	$16

The Series had approximately $3,218 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	3.42%	$11,534	26	$29	$36,949
The Tax-Managed U.S. Equity Series	3.97%	3,486	34	13	27,125

There were no outstanding borrowings by the Series under this line of credit at October 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates

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agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the period December 1, 2007 to October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

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Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

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Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

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Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

67

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

68

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

69

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
Tax-Managed U.S. Marketwide Value Portfolio	55%	—	45%	100%	100%	97%	—	2%	—
Tax-Managed U.S. Equity Portfolio	100%	—	—	100%	100%	100%	—	1%	—
Tax-Managed U.S. Targeted Value Portfolio	12%	—	88%	100%	100%	96%	—	2%	—
Tax-Managed U.S. Small Cap Portfolio	8%	—	92%	100%	90%	86%	—	3%	—
Tax-Managed DFA International Value Portfolio	29%	—	71%	100%	4%	98%	6%	1%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

70

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DFA103108-002A

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.
PERFORMANCE CHARTS

LWAS/DFA U.S. High Book-to-Market Portfolio vs. Russell 1000 Value Index

October 31, 1998-October 31, 2008

Growth of $10,000
LWAS/DFA U.S. High Book-to-Market Portfolio
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,292
$13,162

Average Annual Total Return	One Year	Five Years	Ten Years
	-40.23%	1.09%	3.64%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LWAS/DFA Two-Year Fixed Income Portfolio vs. Merrill Lynch US Government/Corporate Index 1-3 Years
October 31, 1998-October 31, 2008

Growth of $10,000

LWAS/DFA Two-Year Fixed Income Portfolio
Merrill Lynch US Government/Corporate Index 1-3 Years
$20,000
$10,000
$0
$15,555
$14,656
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	2.77%	2.88%	3.90%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

LWAS/DFA Two-Year Government Portfolio vs. Merrill Lynch US Government Bond Index 1-3 Years
October 31, 1998-October 31, 2008

Growth of $10,000
LWAS/DFA Two-Year Government Portfolio
Merrill Lynch US Government Bond Index 1-3 Years
$20,000
$10,000
$0
$15,662
$14,721
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	2.44%	2.80%	3.94%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

3

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 210 stocks as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, large company stocks generally underperformed small company stocks, and value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.55% for the Russell 1000 Value Index® and –36.69% for the Master Fund's Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to the Master Fund's lower exposure to stocks with neutral or growth price characteristics as measured by book-to-market "BtM" ratio, and due to weighting and composition differences between consumer discretionary and consumer staples stocks held by the Master Fund and those held by the Index. More growth-oriented stocks in the middle BtM quartiles, which represented approximately 11% of the Master Fund compared to approximately 47% of the Index, outperformed value stocks in the highest BtM quartile by more than 15 percentage points. Stocks held by the Master Fund in the consumer discretionary sector, which represented approximately 16% of the Master Fund compared to approximately 8% of the Russell 1000 Value Index®, underperformed the Index by about 13 percentage points. Stocks held by the Master Fund in the consumer staples sector, which represented approximately 5% of the Master Fund compared to 9% of the Index, underperformed similar stocks held by the Index by approximately 20 percentage points.

Fixed Income Market Review  11 Months Ended October 31, 2008

U.S. and international credit markets experienced extreme levels of volatility in the fiscal year ended October 31, 2008, as defaults in the subprime and related mortgage markets and the subsequent bankruptcy of leading underwriter Lehman Brothers caused credit spreads to widen sharply. Risk aversion caused a severe tightening of credit across all maturities and quality ranges both in the U.S. and international fixed income markets and a spike in interbank lending rates. To encourage lending, the U.S. Federal Reserve lowered the target rate for federal funds from 4.50% on November 30, 2007 to 1.00% by October 31, 2008 and pumped billions of dollars of liquidity into the financial system through various loan programs and capital injections into banks. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate ("LIBOR"), a widely used benchmark of short-term interest rates, spiked sharply higher late in the period but fell 210 basis points during the 11 months ended October 31, 2008, while the yield on ten-year U.S. Treasury notes rose just 1 basis point. The yield curve, V-shaped to start the year, ended the year with an upward slope as yields on short-term instruments fell below those with longer maturities.

	11/30/07	10/31/08	Change
Three-Month LIBOR (yield)	5.13%	3.03%	–41.02%
Ten-Year U.S. Treasury Notes (yield)	3.94%	3.95%	0.30%

Source: Bloomberg. "Change" values are calculated prior to rounding.

4

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of an extreme flight to higher-quality debt in the aftermath of the bank and mortgage crisis, total return for fixed income strategies was primarily a function of credit quality. For the 11 months ended October 31, 2008, total returns were 2.24% for three-month U.S. Treasury bills, 7.25% for five-year U.S. Treasury notes, and 5.02% for thirty-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

LWAS/DFA Two-Year Fixed Income Portfolio

The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from 0.07 years on November 30, 2007, to 0.89 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.46% for the Portfolio and 2.48% for the Merrill Lynch U.S. Corporate and Government Index 1-3 Years. Relative to the Index, the underperformance of the Portfolio was primarily due to to differences in expenses between the Portfolio and the Index. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio.

LWAS/DFA Two-Year Government Portfolio

The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from 0.04 years on November 30, 2007, to 1.42 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.13% for the Portfolio and 4.67% for the Merrill Lynch U.S. Treasury/Agency Index 1-3 Years. Relative to the Index, Portfolio underperformance was primarily due to maturity differences in the first half of the fiscal year. At the beginning of the period, the Portfolio had a much shorter duration than the Index, as the yield curve remained inverted. The Portfolio duration was significantly extended in May, when interest rates rose sharply, which hurt performance.

5

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$647.50	0.33%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.48	0.33%	$1.68
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,010.20	0.31%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.58	0.31%	$1.58
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,008.50	0.30%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.63	0.30%	$1.53

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

6

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Total
LWAS/DFA Two-Year Fixed Income Portfolio	26.7%	43.7%	29.6%	—	100.0%
LWAS/DFA Two-Year Government Portfolio	—	100.0%	—	—	100.0%

7

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (43.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	$900	$893,064
Federal Home Loan Bank 2.375%, 04/30/10	1,400	1,381,730
4.875%, 05/14/10	2,500	2,559,075
2.750%, 06/18/10	4,400	4,363,810
3.500%, 07/16/10	2,500	2,509,290
3.375%, 08/13/10	4,900	4,908,697
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,800	4,776,115
2.375%, 05/28/10	4,000	3,956,600
2.875%, 06/28/10	3,000	2,990,445
Federal National Mortgage Association 4.125%, 05/15/10	2,300	2,329,794
2.375%, 05/20/10	2,500	2,470,643
7.125%, 06/15/10	2,800	2,974,367
TOTAL AGENCY OBLIGATIONS		36,113,630
BONDS — (24.7%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	2,100	2,047,221
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	2,400	2,352,958
BP Capital Markets P.L.C. 4.875%, 03/15/10	1,000	996,751
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	2,200	2,135,740
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	600	599,487
General Electric Capital Corp. 7.375%, 01/19/10	2,100	2,127,397
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,400	2,395,982
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	1,450	1,447,149
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	2,000	1,943,018
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,400	2,474,362
Wells Fargo & Co. Floating Rate Note (r) 5.091%, 09/15/09	2,200	2,155,001
TOTAL BONDS		20,675,066

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (11.6%)
ABN-AMRO Bank NV 3.035%, 02/13/09	$2,500	$2,495,750
Barclays Bank P.L.C. 3.430%, 07/10/09	2,400	2,394,926
BNP Paribas Finance, Inc. 3.130%, 08/06/09	1,400	1,393,690
3.190%, 08/14/09	1,100	1,095,438
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	2,300	2,297,544
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		9,677,348
COMMERCIAL PAPER — (19.3%)
Abbey National North America 2.990%, 02/20/09	2,200	2,177,078
AstraZeneca P.L.C. 2.670%, 11/12/08	1,200	1,199,532
Bank of America Corp. 2.980%, 03/09/09	2,400	2,371,018
Bank of Scotland P.L.C. 3.045%, 01/12/09	2,500	2,484,067
Danske Corp. 3.750%, 12/16/08	2,000	1,993,021
Nordea North America, Inc. 3.000%, 05/11/09	1,300	1,278,021
Societe Generale North America 3.100%, 05/01/09	2,200	2,164,742
UBS Finance Delaware LLC 3.100%, 02/11/09	2,500	2,476,217
TOTAL COMMERCIAL PAPER		16,143,696
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $1,105,000 FHLMC 4.50%, 05/01/23, valued at $1,051,131) to be repurchased at $1,031,081	1,031	1,031,000
TOTAL INVESTMENTS — (100.0%) (Cost $84,063,035)		$83,640,740

See accompanying Notes to Financial Statements.
8

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank 2.750%, 05/04/10	$29,300	$29,074,185
4.750%, 05/07/10	5,000	5,107,520
Federal Home Loan Bank 2.750%, 03/12/10	50,000	49,677,050
2.375%, 04/30/10	18,300	18,061,185
4.800%, 05/14/10	11,000	11,259,930
3.000%, 06/11/10	800	797,173
4.250%, 06/11/10	2,000	2,030,182
2.750%, 06/18/10	8,600	8,529,265
3.500%, 07/16/10	1,900	1,907,060
3.375%, 08/13/10	1,200	1,202,130
3.375%, 09/10/10	500	500,928
Federal Home Loan Bank Discount Note 3.212%, 01/05/09	4,100	4,092,395
TOTAL AGENCY OBLIGATIONS		132,239,003
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $1,020,000 FNMA 5.50%, 02/25/36, valued at $754,224) to be repurchased at $742,058	742	742,000
TOTAL INVESTMENTS — (100.0%) (Cost $133,507,918)		$132,981,003

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (5,050,480 Shares) at Value†	$68,485
Receivables:
Affiliated Investment Company Shares Sold	34
Fund Shares Sold	2
Prepaid Expenses and Other Assets	5
Total Assets	68,526
LIABILITIES:
Payables:
Fund Shares Redeemed	36
Due to Advisor	1
Accrued Expenses and Other Liabilities	27
Total Liabilities	64
NET ASSETS	$68,462
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,571,162
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.04
Investment in Affiliated Investment Company at Cost	$66,090
NET ASSETS CONSIST OF:
Paid-In Capital	$78,769
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	366
Accumulated Net Realized Gain (Loss)	(13,068)
Net Unrealized Appreciation (Depreciation)	2,395
NET ASSETS	$68,462
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$82,610	$132,239
Temporary Cash Investments at Value & Cost	1,031	742
Receivables:
Interest	667	1,119
Fund Shares Sold	—	24
Prepaid Expenses and Other Assets	5	5
Total Assets	84,313	134,129
LIABILITIES:
Payables:
Fund Shares Redeemed	217	298
Due to Advisor	11	17
Accrued Expenses and Other Liabilities	20	29
Total Liabilities	248	344
NET ASSETS	$84,065	$133,785
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,545,184	13,655,655
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.84	$9.80
Investments at Cost	$83,032	$132,766
NET ASSETS CONSIST OF:
Paid-In Capital	$85,212	$134,553
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	418	598
Accumulated Net Realized Gain (Loss)	(1,143)	(839)
Net Unrealized Appreciation (Depreciation)	(422)	(527)
NET ASSETS	$84,065	$133,785
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio		LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$1,834	$1,814	—	—	—	—
Interest	—	—	$2,826	$4,824	$3,428	$4,319
Total Investment Income	1,834	1,814	2,826	4,824	3,428	4,319
Expenses
Investment Advisory Services Fees	—	—	127	138	172	130
Administrative Services Fees	10	13	—	—	—	—
Accounting & Transfer Agent Fees	13	14	28	31	31	30
Shareholder Servicing Fees	142	194	68	73	92	70
Filing Fees	15	17	15	17	18	18
Shareholders' Reports	13	17	11	12	14	10
Custodian Fees	—	—	4	5	2	3
Professional Fees	6	5	3	2	5	2
Other	4	3	3	3	5	3
Total Expenses	203	263	259	281	339	266
Net Investment Income (Loss)	1,631	1,551	2,567	4,543	3,089	4,053
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	—	6,681	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(2,340)	136	(14)	(2)	(22)	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(40,590)	(8,837)	(360)	(24)	(560)	97
Net Realized and Unrealized Gain (Loss)	(42,930)	(2,020)	(374)	(26)	(582)	96
Net Increase (Decrease) in Net Assets Resulting from Operations	$(41,299)	$(469)	$2,193	$4,517	$2,507	$4,149

See accompanying Notes to Financial Statements.
12

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio			LWAS/DFA Two-Year Fixed Income Portfolio			LWAS/DFA Two-Year Government Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,631	$1,551	$1,779	$2,567	$4,543	$2,959	$3,089	$4,053	$2,534
Capital Gain Distributions Received from Affiliated Investment Company	—	6,681	3,546	—	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(2,340)	136	407	(14)	(2)	(203)	(22)	(1)	(59)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(40,590)	(8,837)	13,488	(360)	(24)	901	(560)	97	715
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,299)	(469)	19,220	2,193	4,517	3,657	2,507	4,149	3,190
Distributions From:
Net Investment Income	(1,652)	(1,533)	(1,658)	(3,304)	(4,369)	(2,600)	(3,616)	(3,767)	(2,246)
Net Short-Term Gains	(16)	(506)	(251)	—	—	—	—	—	—
Net Long-Term Gains	(6,421)	(3,294)	(81)	—	—	—	—	—	—
Total Distributions	(8,089)	(5,333)	(1,990)	(3,304)	(4,369)	(2,600)	(3,616)	(3,767)	(2,246)
Capital Share Transactions (1):
Shares Issued	12,180	11,690	17,138	9,071	18,206	13,580	51,236	50,978	16,187
Shares Issued in Lieu of Cash Distributions	6,808	4,529	1,683	2,785	3,631	2,178	2,696	3,311	2,051
Shares Redeemed	(20,971)	(15,567)	(14,379)	(23,122)	(11,625)	(10,932)	(29,376)	(17,281)	(14,942)
Net Increase (Decrease) from Capital Share Transactions	(1,983)	652	4,442	(11,266)	10,212	4,826	24,556	37,008	3,296
Total Increase (Decrease) in Net Assets	(51,371)	(5,150)	21,672	(12,377)	10,360	5,883	23,447	37,390	4,240
Net Assets
Beginning of Period	119,833	124,983	103,311	96,442	86,082	80,199	110,338	72,948	68,708
End of Period	$68,462	$119,833	$124,983	$84,065	$96,442	$86,082	$133,785	$110,338	$72,948
(1) Shares Issued and Redeemed:
Shares Issued	1,117	714	1,171	920	1,837	1,382	5,221	5,179	1,662
Shares Issued in Lieu of Cash Distributions	487	285	119	283	369	223	276	339	211
Shares Redeemed	(1,841)	(955)	(956)	(2,346)	(1,175)	(1,113)	(2,993)	(1,758)	(1,530)
	(237)	44	334	(1,143)	1,031	492	2,504	3,760	343
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$366	$395	$442	$418	$1,155	$981	$598	$1,125	$839

See accompanying Notes to Financial Statements.
13

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$15.35	$16.10	$13.91	$12.28	$10.23	$8.74
Income from Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.20	(A)	0.23	(A)	0.19	0.10	0.13
Net Gains (Losses) (Realized and Unrealized)	(5.48)	(0.26)	2.23	1.57	2.08	1.59
Total from Investment Operations	(5.27)	(0.06)	2.46	1.76	2.18	1.72
Less Distributions
Net Investment Income	(0.21)	(0.20)	(0.22)	(0.13)	(0.13)	(0.12)
Net Realized Gains	(0.83)	(0.49)	(0.05)	—	—	(0.11)
Total Distributions	(1.04)	(0.69)	(0.27)	(0.13)	(0.13)	(0.23)
Net Assets Value, End of Period	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23
Total Return	(36.69	)%(C)	(0.51)%	17.90%	14.44%	21.45%	20.18%
Net Assets, End of Period (thousands)	$68,462	$119,833	$124,983	$103,311	$92,494	$76,487
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.32%	0.32%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.72	%(B)	1.20%	1.54%	1.43%	0.87%	1.39%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
14

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$9.95	$9.94	$9.82	$9.90	$10.17	$10.40	$9.89	$9.87	$9.75	$9.83	$10.13	$10.46
Income from Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.49	(A)	0.35	(A)	0.27	0.16	0.23	0.24	(A)	0.46	(A)	0.34	(A)	0.26	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	—	0.08	(0.11)	(0.08)	(0.01)	(0.03)	0.01	0.08	(0.10)	(0.06)	0.06
Total from Investment Operations	0.24	0.49	0.43	0.16	0.08	0.22	0.21	0.47	0.42	0.16	0.11	0.22
Less Distributions
Net Investment Income	(0.35)	(0.48)	(0.31)	(0.24)	(0.14)	(0.22)	(0.30)	(0.45)	(0.30)	(0.24)	(0.15)	(0.20)
Net Realized Gains	—	—	—	—	(0.21)	(0.23)	—	—	—	—	(0.26)	(0.35)
Total Distributions	(0.35)	(0.48)	(0.31)	(0.24)	(0.35)	(0.45)	(0.30)	(0.45)	(0.30)	(0.24)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13
Total Return	2.46	%(C)	5.03%	4.47%	1.65%	0.85%	2.15%	2.13	%(C)	4.85%	4.42%	1.67%	1.10%	2.11%
Net Assets, End of Period (thousands)	$84,065	$96,442	$86,082	$80,199	$80,584	$73,101	$133,785	$110,338	$72,948	$68,708	$69,853	$85,140
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.31%	0.31%	0.36%	0.38%	0.37%	0.30	%(B)	0.31%	0.32%	0.37%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.04	%(B)	4.94%	3.57%	2.72%	1.65%	1.72%	2.69	%(B)	4.66%	3.45%	2.67%	1.63%	1.57%
Portfolio Turnover Rate	20	%(C)	22%	15%	48%	152%	171%	7	%(C)	0%	29%	44%	142%	216%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
15

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2008, the Portfolio owned 1% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA U.S. High Book to Market Portfolio	$68,485	—	—	$68,485
LWAS/DFA Two-Year Fixed Income Portfolio	—	$83,641	—	83,641
LWAS/DFA Two-Year Government Portfolio	—	132,981	—	132,981

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the period December 1, 2007 to October 31, 2008, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

17

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $25 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	1
LWAS/DFA Two-Year Government Portfolio	2

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$39,651	$3,465	$13,608	$3,596
LWAS/DFA Two-Year Government Portfolio	133,235	4,480	—	—

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the recharacterizations of distributions from realized gains (losses) to undistributed net investment income were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$(8)	$8

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio 2006	$2,002	$217	$2,219
2007	2,104	3,541	5,645
2008	1,668	6,420	8,088

18

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA Two-Year Fixed Income Portfolio 2006	$2,600	—	$2,600
2007	4,369	—	4,369
2008	3,304	—	3,304
LWAS/DFA Two-Year Government Portfolio 2006	2,246	—	2,246
2007	3,767	—	3,767
2008	3,616	—	3,616

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$368	—	$(1,337)	$(969)
LWAS/DFA Two-Year Fixed Income Portfolio	419	—	(1,143)	(724)
LWAS/DFA Two-Year Government Portfolio	600	—	(833)	(233)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
LWAS/DFA U.S. High Book to Market Portfolio	—	—	—	—	$1,337	$1,337
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$3	14	1,143
LWAS/DFA Two-Year Government Portfolio	393	364	53	1	22	833

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$77,820	$2,395	$(11,731)	$(9,336)
LWAS/DFA Two-Year Fixed Income Portfolio	84,063	51	(418)	(367)
LWAS/DFA Two-Year Government Portfolio	133,514	53	(586)	(533)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.
19

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolios under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolios under this line of credit during the period ended October 31, 2008.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

20

K.  Other:

At October 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	2	89%
LWAS/DFA Two-Year Government Portfolio	2	95%

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities of LWAS/DFA U.S. High Book to Market Portfolio, and the statements of assets and liabilities, including the schedules of investments, of LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio, (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian, and by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

22

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHART

LWAS/DFA International High Book-to-Market Portfolio vs. MSCI World ex USA Index (net dividends)

October 31, 1998-October 31, 2008

Growth of $10,000
LWAS/DFA International High Book-to-Market Portfolio
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$16,745
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.14%	5.07%	5.29%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

23

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

24

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

LWAS/DFA International High Book to Market Portfolio

The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 530 stocks in 22 developed-country markets, and essentially was fully invested in equities throughout the year: cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex USA Index (net dividends), and –47.99% for the Master Fund's Portfolio. Relative to both Indexes, the underperformance of the Portfolio was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Indexes. Value stocks, which accounted for approximately 69% of the Master Fund compared to 28% of the Indexes, underperformed both Indexes by approximately 4 percentage points. Financials, which accounted for 44% of the Master Fund compared to 25% of the Indexes, underperformed both Indexes by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Master Fund compared to 6% of the Indexes and outperformed both Indexes by approximately 22 percentage points, also contributed to the underperformance.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$554.90	0.46%	$1.80
Hypothetical 5% Annual Return	$1,000.00	$1,022.82	0.46%	$2.34

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (7,392,735 Shares) at Value†	$84,351
Receivables:
Affiliated Investment Company Shares Sold	366
Fund Shares Sold	2
Prepaid Expenses and Other Assets	5
Total Assets	84,724
LIABILITIES:
Payables:
Fund Shares Redeemed	368
Due to Advisor	1
Accrued Expenses and Other Liabilities	36
Total Liabilities	405
NET ASSETS	$84,319
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,397,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.40
Investment in Affiliated Investment Company at Cost	$64,551
NET ASSETS CONSIST OF:
Paid-In Capital	$57,641
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	244
Accumulated Net Realized Gain (Loss)	26,434
Net Unrealized Appreciation (Depreciation)	—
NET ASSETS	$84,319
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$5,374	$5,658
Expenses
Administrative Services Fees	13	19
Accounting & Transfer Agent Fees	13	15
Shareholder Servicing Fees	256	358
Filing Fees	13	18
Shareholders' Reports	18	25
Directors'/Trustees' Fees & Expenses	—	1
Professional Fees	5	4
Other	5	3
Total Expenses	323	443
Net Investment Income (Loss)	5,051	5,215
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	12,068	4,751
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(159)	7,417
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(98,856)	12,046
Net Realized and Unrealized Gain (Loss)	(86,947)	24,214
Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,896)	$29,429

See accompanying Notes to Financial Statements.
29

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,051	$5,215	$5,125
Capital Gain Distributions Received from Affiliated Investment Company	12,068	4,751	3,904
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(159)	7,417	1,269
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(98,856)	12,046	38,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,896)	29,429	48,978
Distributions From:
Net Investment Income	(5,330)	(4,570)	(5,176)
Net Short-Term Gains	(1,075)	(1,512)	(634)
Net Long-Term Gains	(10,361)	(3,475)	(5,714)
Total Distributions	(16,766)	(9,557)	(11,524)
Capital Share Transactions (1):
Shares Issued	13,918	12,669	22,569
Shares Issued in Lieu of Cash Distributions	14,298	8,135	9,828
Shares Redeemed	(30,474)	(35,421)	(28,649)
Net Increase (Decrease) from Capital Share Transactions	(2,258)	(14,617)	3,748
Total Increase (Decrease) in Net Assets	(100,920)	5,255	41,202
Net Assets
Beginning of Period	185,239	179,984	138,782
End of Period	$84,319	$185,239	$179,984
(1) Shares Issued and Redeemed:
Shares Issued	875	540	1,185
Shares Issued in Lieu of Cash Distributions	690	359	550
Shares Redeemed	(1,785)	(1,504)	(1,449)
	(220)	(605)	286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$244	$522	$139

See accompanying Notes to Financial Statements.
30

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$24.32	$21.89	$17.49	$15.93	$12.55	$9.61
Income from Investment Operations
Net Investment Income (Loss)	0.66	(A)	0.65	(A)	0.61	(A)	0.48	0.27	0.24
Net Gains (Losses) (Realized and Unrealized)	(11.36)	2.98	5.23	1.87	3.63	3.07
Total from Investment Operations	(10.70)	3.63	5.84	2.35	3.90	3.31
Less Distributions
Net Investment Income	(0.70)	(0.58)	(0.63)	(0.43)	(0.51)	(0.24)
Net Realized Gains	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)
Total Distributions	(2.22)	(1.20)	(1.44)	(0.79)	(0.52)	(0.37)
Net Asset Value, End of Period	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55
Total Return	(47.99	)%(C)	17.05%	35.40%	15.32%	31.89%	35.96%
Net Assets, End of Period (thousands)	$84,319	$185,239	$179,984	$138,782	$130,397	$109,942
Ratio of Expenses to Average Net Assets (D)	0.47	%(B)	0.46%	0.47%	0.50%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.74	%(B)	2.76%	3.14%	2.88%	1.88%	2.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
31

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-six operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2008, the Portfolio owned 2% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA International High Book to Market Portfolio	$84,351	—	—	$84,351

32

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the period December 1, 2007 to October 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of

33

accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$1	$(1)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2007	6,376	3,987	10,363
2008	6,405	10,361	16,766

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$247	$26,433	$26,680

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$84,317	—	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings

34

under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At October 31, 2008, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

I.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

35

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the Series has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

37

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs. Russell 1000 Value Index

October 31, 1998-October 31, 2008

Growth of $10,000
The U.S. Large Cap Value Series
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,583
$13,162

Average Annual Total Return	One Year	Five Years	Ten Years
	-40.08%	1.29%	3.84%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The DFA International Value Series vs. MSCI World ex USA Index (net dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
The DFA International Value Series
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,138
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.03%	5.31%	5.54%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

38

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$648.60	0.11%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.11%	$0.56
The DFA International Value Series
Actual Fund Return	$1,000.00	$555.50	0.23%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

39

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The U.S. Large Cap Value Series	12.6%	5.5%	15.1%	30.8%	1.8%	17.4%	4.6%	3.4%	8.7%	0.1%	100.0%
The DFA International Value Series	12.2%	5.1%	5.5%	41.4%	0.5%	10.0%	3.6%	9.3%	9.0%	3.4%	100.0%

40

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (11.6%)
CBS Corp. Class B	5,590,306	$54,281,871	0.8%
Comcast Corp. Class A	12,216,542	192,532,702	2.9%
# Comcast Corp. Special Class A Non-Voting	3,110,315	47,961,057	0.7%
* Liberty Media Corp. - Entertainment Class A	3,864,672	62,221,219	0.9%
# Time Warner, Inc.	18,369,180	185,345,026	2.7%
# Tyco Electronics, Ltd.	1,537,111	29,881,438	0.4%
Other Securities		292,496,695	4.4%
Total Consumer Discretionary		864,720,008	12.8%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	1,219,060	25,271,114	0.4%
# Coca-Cola Enterprises, Inc.	3,519,272	35,368,684	0.5%
Kraft Foods, Inc.	5,533,321	161,240,974	2.4%
Molson Coors Brewing Co.	755,890	28,240,050	0.4%
Other Securities		116,481,392	1.7%
Total Consumer Staples		366,602,214	5.4%
Energy — (13.4%)
# Anadarko Petroleum Corp.	3,422,156	120,802,107	1.8%
# Apache Corp.	2,051,191	168,874,555	2.5%
# Chesapeake Energy Corp.	2,496,221	54,841,975	0.8%
# ConocoPhillips	4,659,773	242,401,391	3.6%
# Devon Energy Corp.	1,962,942	158,723,490	2.4%
Marathon Oil Corp.	2,640,550	76,840,005	1.1%
Other Securities		177,364,431	2.6%
Total Energy		999,847,954	14.8%
Financials — (27.3%)
Allstate Corp.	2,540,615	67,046,830	1.0%
# Bank of America Corp.	7,236,574	174,907,994	2.6%
# Capital One Financial Corp.	1,668,884	65,286,742	1.0%
# Chubb Corp.	1,620,173	83,957,365	1.2%
# Cincinnati Financial Corp.	1,305,789	33,937,456	0.5%
CNA Financial Corp.	1,896,282	29,506,148	0.4%
JPMorgan Chase & Co.	7,213,911	297,573,829	4.4%
Loews Corp.	3,808,002	126,463,746	1.9%
# M&T Bank Corp.	440,052	35,688,217	0.5%
# Merrill Lynch & Co., Inc.	1,408,640	26,186,618	0.4%
# MetLife, Inc.	5,000,810	166,126,908	2.5%
# Morgan Stanley	2,999,997	52,409,948	0.8%
# New York Community Bancorp, Inc.	2,223,800	34,824,708	0.5%
# Prudential Financial, Inc.	1,829,600	54,888,000	0.8%
# SunTrust Banks, Inc.	945,360	37,946,750	0.6%
The Travelers Companies, Inc.	5,075,909	215,979,928	3.2%
Unum Group	2,404,389	37,869,127	0.6%
Other Securities		492,099,070	7.3%
Total Financials		2,032,699,384	30.2%
Health Care — (1.6%)
*# WellPoint, Inc.	1,694,537	65,866,653	1.0%
Other Securities		52,007,419	0.8%
Total Health Care		117,874,072	1.8%

41

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (15.4%)
*# Allied Waste Industries, Inc.	2,682,276	$27,949,316	0.4%
# Burlington Northern Santa Fe Corp.	2,178,273	193,996,993	2.9%
# CSX Corp.	3,309,804	151,324,239	2.2%
FedEx Corp.	432,063	28,243,958	0.4%
# Norfolk Southern Corp.	3,154,102	189,056,874	2.8%
# Northrop Grumman Corp.	2,590,384	121,463,106	1.8%
# Southwest Airlines Co.	5,076,220	59,797,872	0.9%
Union Pacific Corp.	4,066,600	271,526,882	4.0%
Other Securities		105,722,697	1.7%
Total Industrials		1,149,081,937	17.1%
Information Technology — (3.7%)
*# Computer Sciences Corp.	1,361,543	41,064,137	0.6%
*# Symantec Corp.	2,636,076	33,161,836	0.5%
Xerox Corp.	3,605,491	28,916,038	0.4%
Other Securities		170,627,649	2.6%
Total Information Technology		273,769,660	4.1%
Materials — (3.0%)
# Dow Chemical Co.	2,427,760	64,748,359	1.0%
# International Paper Co.	1,643,445	28,300,123	0.4%
# Weyerhaeuser Co.	1,415,829	54,112,984	0.8%
Other Securities		78,273,714	1.1%
Total Materials		225,435,180	3.3%
Telecommunication Services — (7.7%)
# AT&T, Inc.	9,749,000	260,980,730	3.9%
# Verizon Communications, Inc.	8,542,208	253,447,311	3.7%
Other Securities		58,656,568	0.9%
Total Telecommunication Services		573,084,609	8.5%
Utilities — (0.1%)
Total Utilities		4,787,743	0.1%
TOTAL COMMON STOCKS		6,607,902,761	98.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $130,825,000 FNMA 5.50%, 05/01/37 & 6.00%, 05/01/38, valued at $146,641,902) to be repurchased at $144,481,317	$144,470	144,470,000	2.1%

42

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (9.4%)
§@ DFA Short Term Investment Fund LP	641,002,721	$641,002,721	9.5%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $65,652,304 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 09/01/38 & U.S. Treasury STRIP 0.599%(y), 02/15/09, valued at $49,188,211) to be repurchased at $48,070,107	$48,069	48,069,158	0.7%
TOTAL SECURITIES LENDING COLLATERAL		699,071,879	10.4%
TOTAL INVESTMENTS — (100.0%) (Cost $9,331,596,076)		$7,451,444,640	110.6%

See accompanying Notes to Financial Statements.

43

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,716,458	0.8%
Commonwealth Bank of Australia	2,119,091	57,926,994	1.2%
# National Australia Bank, Ltd.	3,087,538	50,098,709	1.1%
Other Securities		107,641,792	2.3%
TOTAL — AUSTRALIA		254,383,953	5.4%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		28,305,261	0.6%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		29,328,450	0.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256	0.0%
TOTAL — BELGIUM		29,328,706	0.6%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,226,832	28,052,344	0.6%
# EnCana Corp.	560,598	28,478,732	0.6%
Petro-Canada	1,205,300	30,140,000	0.6%
Sun Life Financial, Inc.	1,262,400	29,693,056	0.6%
Other Securities		200,692,451	4.4%
TOTAL — CANADA		317,056,583	6.8%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		46,987,354	1.0%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		52,418,538	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
# AXA SA	2,818,397	53,842,817	1.2%
# BNP Paribas SA	1,558,158	112,501,123	2.4%
# Compagnie de Saint-Gobain	580,915	22,415,677	0.5%
Vivendi SA	2,482,257	64,884,026	1.4%
Other Securities		208,936,536	4.3%
TOTAL — FRANCE		462,580,179	9.8%
GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
Allianz SE	442,712	33,313,833	0.7%
# Daimler AG	1,684,003	57,854,323	1.2%
# Deutsche Bank AG	774,190	28,921,349	0.6%
# Deutsche Telekom AG	2,621,866	38,930,629	0.8%
Deutsche Telekom AG Sponsored ADR	2,705,150	40,171,477	0.9%
E.ON AG	1,781,013	68,160,893	1.5%
# E.ON AG Sponsored ADR	1,091,708	41,484,904	0.9%

44

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	388,934	$50,491,309	1.1%
Other Securities		114,673,630	2.4%
TOTAL — GERMANY		474,002,347	10.1%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		14,142,756	0.3%
HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
# Cheung Kong Holdings, Ltd.	3,224,000	30,955,317	0.7%
Hutchison Whampoa, Ltd.	5,472,000	29,569,976	0.6%
Sun Hung Kai Properties, Ltd.	2,528,000	22,148,070	0.5%
Other Securities		54,353,926	1.1%
TOTAL — HONG KONG		137,027,289	2.9%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		16,882,601	0.4%
ITALY — (1.9%)
COMMON STOCKS — (1.9%)
UniCredito Italiano SpA	10,088,794	24,697,595	0.5%
Other Securities		78,187,153	1.7%
TOTAL — ITALY		102,884,748	2.2%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	24,799,840	0.5%
Hitachi, Ltd.	6,574,000	30,865,283	0.7%
Tokio Marine Holdings, Inc.	1,457,311	44,952,061	1.0%
Other Securities		621,977,287	13.2%
TOTAL — JAPAN		722,594,471	15.4%
NETHERLANDS — (3.5%)
COMMON STOCKS — (3.5%)
# ArcelorMittal	1,877,993	48,755,658	1.0%
ING Groep NV	3,093,625	29,019,312	0.6%
Koninklijke Philips Electronics NV	3,192,970	59,005,541	1.3%
Other Securities		50,984,660	1.1%
TOTAL — NETHERLANDS		187,765,171	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,460,246	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		42,910,368	0.9%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,541,713	0.1%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		57,732,771	1.2%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,025,356	75,980,397	1.6%
# Banco Santander SA Sponsored ADR	3,044,700	32,700,078	0.7%
Repsol YPF SA	1,204,043	22,895,968	0.5%

45

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA Sponsored ADR	1,285,700	$24,582,584	0.5%
Other Securities		68,834,633	1.5%
TOTAL — SPAIN		224,993,660	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	4,247,718	34,046,034	0.7%
Other Securities		94,071,267	2.0%
TOTAL — SWEDEN		128,117,301	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
* Compagnie Financiere Richemont SA Series A	1,125,900	23,669,433	0.5%
Credit Suisse Group AG	1,755,349	65,639,295	1.4%
# Credit Suisse Group AG Sponsored ADR	591,859	22,135,527	0.5%
Holcim, Ltd.	435,033	24,709,544	0.5%
Swiss Re	725,996	30,276,699	0.6%
Zurich Financial SVCS AG	300,246	60,913,201	1.3%
Other Securities		92,813,720	2.0%
TOTAL — SWITZERLAND		320,157,419	6.8%
UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
Anglo American P.L.C.	1,329,421	33,356,819	0.7%
Aviva P.L.C.	6,571,996	39,201,982	0.8%
# Barclays P.L.C. Sponsored ADR	2,197,790	23,670,198	0.5%
# HSBC Holdings P.L.C. Sponsored ADR	2,176,243	128,398,337	2.7%
Kingfisher P.L.C.	12,172,495	22,467,306	0.5%
Royal Dutch Shell P.L.C. ADR	1,294,780	71,588,386	1.5%
RSA Insurance Group P.L.C.	12,939,111	28,774,426	0.6%
Vodafone Group P.L.C.	56,881,367	109,423,488	2.3%
Vodafone Group P.L.C. Sponsored ADR	6,370,018	122,750,247	2.6%
William Morrison Supermarkets P.L.C.	6,906,878	29,409,035	0.6%
Other Securities		324,025,564	7.1%
TOTAL — UNITED KINGDOM		933,065,788	19.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $92,080,000 FHLMC 4.50%, 05/01/23, valued at $87,591,100) to be repurchased at $86,299,760	$86,293	86,293,000	1.8%
	Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§@ DFA Short Term Investment Fund LP	757,347,231	757,347,231	16.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,471,793 FHLMC 7.000%, 08/01/37, valued at $2,958,290) to be repurchased at $2,900,344	$2,900	2,900,284	0.1%
TOTAL SECURITIES LENDING COLLATERAL		760,247,515	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $7,723,320,604)		$5,413,879,738	115.2%

See accompanying Notes to Financial Statements.
46

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $690,374 and $717,470 of securities on loan, respectively)	$6,607,903	$4,567,339
Temporary Cash Investments at Value & Cost	144,470	86,293
Collateral Received from Securities on Loan at Value & Cost	699,072	760,248
Foreign Currencies at Value	—	14,156
Cash	—	15
Receivables:
Investment Securities Sold	10,617	38,170
Dividends, Interest, and Tax Reclaims	12,718	15,310
Securities Lending Income	1,430	1,186
Fund Shares Sold	4,995	10,712
Fund Margin Variation	29	19
Prepaid Expenses and Other Assets	7	7
Total Assets	7,481,241	5,493,455
LIABILITIES:
Payables:
Upon Return of Securities Loaned	699,072	760,248
Investment Securities Purchased	41,685	31,085
Fund Shares Redeemed	136	510
Due to Advisor	570	853
Accrued Expenses and Other Liabilities	415	422
Total Liabilities	741,878	793,118
NET ASSETS	$6,739,363	$4,700,337
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	497,037,187	412,114,828
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.56	$11.41
Investments at Cost	$8,488,055	$6,876,780
Foreign Currencies at Cost	$—	$14,875
NET ASSETS CONSIST OF:
Paid-In Capital	$9,162,464	$4,700,337
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(68)	—
Accumulated Net Realized Gain (Loss)	(542,910)	—
Net Unrealized Foreign Exchange Gain (Loss)	—	—
Net Unrealized Appreciation (Depreciation)	(1,880,123)	—
NET ASSETS	$6,739,363	$4,700,337

See accompanying Notes to Financial Statements.
47

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $28,938 and $23,649, respectively)	$166,659	$152,304	$300,627	$278,708
Interest	1,529	4,285	1,071	2,113
Income from Securities Lending	7,486	2,119	19,332	14,342
Total Investment Income	175,674	158,708	321,030	295,163
Expenses
Investment Advisory Services Fees	8,436	10,188	14,643	18,039
Accounting & Transfer Agent Fees	847	1,011	739	900
Custodian Fees	90	108	914	1,185
Shareholders' Reports	82	103	78	84
Directors'/Trustees' Fees & Expenses	—	94	—	97
Professional Fees	166	157	171	139
Other	37	56	98	106
Total Expenses	9,658	11,717	16,643	20,550
Net Investment Income (Loss)	166,016	146,991	304,387	274,613
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(422,637)	(118,412)	137,811	654,522
Futures	(1,861)	—	(1,153)	—
Foreign Currency Transactions	—	—	(4,593)	2,498
In-Kind Redemptions	52,271 *	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,601,292)	(150,559)	(5,026,911)	403,307
Futures	29	—	19	—
Translation of Foreign Currency Denominated Amounts	—	—	(76)	(180)
Net Realized and Unrealized Gain (Loss)	(3,973,490)	(268,971)	(4,791,879)	1,060,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,807,474)	$(121,980)	$(4,487,492)	$1,334,760

* See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
48

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series			The DFA International Value Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$166,016	$146,991	$119,373	$304,387	$274,613	$193,174
Net Realized Gain (Loss) on:
Investment Securities Sold	(422,637)	(118,412)	477,934	137,811	654,522	201,700
Futures	(1,861)	—	—	(1,153)	—	—
Foreign Currency Transactions	—	—	—	(4,593)	2,498	378
In-Kind Redemptions	52,271 *	—	—	103,024 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,601,292)	(150,559)	631,814	(5,026,911)	403,307	1,351,708
Futures	29	—	—	19	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(76)	(180)	486
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,807,474)	(121,980)	1,229,121	(4,487,492)	1,334,760	1,747,446
Distributions From:
Net Investment Income	(168,022)	(146,268)	(127,544)	(293,386)	(278,093)	(202,210)
Net Short-Term Gains	—	(14,058)	(14,160)	(22,542)	(14,957)	(11,375)
Net Long-Term Gains	—	(463,917)	(186,026)	(614,160)	(185,943)	(115,307)
Total Distributions	(168,022)	(624,243)	(327,730)	(930,088)	(478,993)	(328,892)
Capital Share Transactions (1):
Shares Issued	1,370,762	1,783,358	1,997,675	927,878	1,731,698	1,589,921
Shares Issued in Lieu of Cash Distributions	165,455	600,794	317,835	916,898	465,562	307,948
Shares Redeemed	(980,680)*	(344,913)	(182,182)	(1,365,580)*	(871,558)	(226,869)
Net Increase (Decrease) from Capital Share Transactions	555,537	2,039,239	2,133,328	479,196	1,325,702	1,671,000
Total Increase (Decrease) in Net Assets	(3,419,959)	1,293,016	3,034,719	(4,938,384)	2,181,469	3,089,554
Net Assets
Beginning of Period	10,159,322	8,866,306	5,831,587	9,638,721	7,457,252	4,367,698
End of Period	$6,739,363	$10,159,322	$8,866,306	$4,700,337	$9,638,721	$7,457,252
(1) Shares Issued and Redeemed:
Shares Issued	74,071	75,958	92,566	50,328	72,431	80,546
Shares Issued in Lieu of Cash Distributions	9,754	26,704	15,344	45,073	20,227	16,678
Shares Redeemed	(52,609)	(15,046)	(8,564)	(77,527)	(36,444)	(11,688)
	31,216	87,616	99,346	17,874	56,214	85,536
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(68)	$1,938	$1,485	$—	$9,727	$(7,523)

* See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
49

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series	The DFA International Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21	0.73	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.25)	(0.38)	3.27	2.41	3.09	2.41	(11.45)	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(7.90)	(0.04)	3.63	2.70	3.32	2.62	(10.72)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.35)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)	(0.71)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(0.35)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)	(2.32)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$13.56	$21.81	$23.44	$20.91	$18.55	$15.41	$11.41	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$6,739,363	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$4,700,337	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	19	%(C)	9%	13%	9%	7%	7%	16	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
50

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which two (the "Series") are presented in this report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

51

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$6,607,903	$843,542	—	$7,451,445	$29	—	—	$29
The DFA International Value Series	1,004,378	4,409,502	—	5,413,880	19	—	—	19

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

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4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the period December 1, 2007 to October 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$134
The DFA International Value Series	117

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$2,227,129	$1,690,939
The DFA International Value Series	1,266,540	1,523,257

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Large Cap Value Series	$52,271	—	$(52,271)
The DFA International Value Series	123,628	$(20,126)	(103,502)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series 2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243
2008	168,022	—	168,022
The DFA International Value Series 2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
2008	336,790	613,845	950,635

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$66	—	$(542,039)	$541,973

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, The U.S. Large Cap Value Series had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date (amount in thousands).

Expires on October 31,
2015	2016	Total
$118,411	$423,628	$542,039

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$9,332,438	$582,282	$(2,463,275)	$(1,880,993)

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In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the period December 1, 2007 to October 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At October 31, 2008, the Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Cap Value Series	S&P 500 Index®	December 19, 2008	235	$56,829	$29	$5,816
The DFA International Value Series	S&P 500 Index®	December 19, 2008	156	37,725	19	3,861

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H.  Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	4.03%	$5,774	4	$3	$5,880

There were no outstanding borrowings by the Series under this line of credit at October 31, 2008.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	3.68%	$8,004	31	$25	$27,822

There were no outstanding borrowings by the Series under this line of credit at October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of

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the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, The U.S. Large Cap Value Series and The DFA International Value Series realized $52,271 and $103,024 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

M.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

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The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the Series has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

62

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

63

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

64

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

65

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

66

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

67

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gains(6)
LWAS/DFA U.S. High Book to Market Portfolio	21%	1%	79%	100%	—	94%	—	—	1%	1%
LWAS/DFA Two-Year Fixed Income Portfolio	100%	—	—	100%	—	—	5%	—	100%	—
LWAS/DFA Two-Year Government Portfolio	100%	—	—	100%	—	—	91%	—	100%	—
DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio	34%	4%	62%	100%	—	60%	—	—	1%	10%
The DFA Investment Trust Company
The U.S. Large Cap Value Series	100%	—	—	100%	85%	84%	—	—	1%	—
The DFA International Value Series	33%	2%	65%	100%	6%	58%	—	—	—	7%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

68

DFA103108-003A

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

Emerging Markets Social Core Equity Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Social Core Equity 2 Portfolio vs. Russell 3000 Index
October 1, 2007-October 31, 2008

Growth of $10,000
U.S. Social Core Equity 2 Portfolio
Russell 3000 Index
$20,000
$10,000
$0
10/07
10/08
$6,366
$6,207

Average Annual Total Return	One Year	From 10/1/2007
	-37.50%	-35.64%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Emerging Markets Social Core Equity Portfolio vs. MSCI Emerging Markets Index (net dividends)

August 31, 2006-October 31, 2008

Growth of $10,000
Emerging Markets Social Core Equity Portfolio
MSCI Emerging Markets Index (net dividends)
$20,000
$10,000
$0
$7,738
$7,723
08/06
2008
10/08

Average Annual Total Return	One Year	From 8/31/2006
	-56.68%	-11.24%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright© Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

3

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 1,560 stocks and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks and value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index® and –33.48% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to composition differences in value stocks, particularly financial stocks, held by the Portfolio and the Index. Value stocks owned by the Portfolio outperformed similar stocks held in the Index by approximately 4 percentage points. Financial stocks owned by the Portfolio outperformed financials held in the Index by approximately 7 percentage points.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

4

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio seeks to capture the returns of the broad universe of emerging markets stocks, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 1,280 stocks in 17 emerging countries, and the average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –53.24% for the Portfolio. Relative to

5

the MSCI Emerging Markets Index (net dividends), the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio. A greater allocation to micro cap stocks, which underperformed the Index, also contributed to the Portfolio's underperformance. On average, micro cap stocks represented approximately 24% of the Portfolio for the period under review compared to 3% in the Index.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

U.S. Social Core Equity 2 Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$693.40	0.49%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,022.67	0.49%	$2.49
Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$487.60	0.67%	$2.51
Hypothetical 5% Annual Return	$1,000.00	$1,021.77	0.67%	$3.40

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
U.S. Social Core Equity 2 Portfolio	12.8%	7.1%	13.6%	22.6%	3.5%	13.6%	15.1%	5.5%	3.0%	3.2%	100.0%
Emerging Markets Social Core Equity Portfolio	8.3%	7.2%	6.1%	24.2%	0.1%	10.4%	9.8%	18.9%	10.3%	4.7%	100.0%

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.2%)
Consumer Discretionary — (12.1%)
Comcast Corp. Class A	10,000	$157,600	0.5%
Disney (Walt) Co.	13,200	341,880	1.1%
Home Depot, Inc.	6,200	146,258	0.5%
* Liberty Media Corp. — Entertainment Class A	6,900	111,090	0.4%
Time Warner, Inc.	12,700	128,143	0.4%
Tyco Electronics, Ltd.	6,600	128,304	0.4%
Other Securities		2,963,721	9.8%
Total Consumer Discretionary		3,976,996	13.1%
Consumer Staples — (6.5%)
CVS Caremark Corp.	7,900	242,135	0.8%
Kraft Foods, Inc.	10,400	303,056	1.0%
PepsiCo, Inc.	2,400	136,824	0.5%
Procter & Gamble Co.	5,200	335,608	1.1%
Other Securities		1,116,918	3.6%
Total Consumer Staples		2,134,541	7.0%
Energy — (12.2%)
Apache Corp.	1,100	90,563	0.3%
Chevron Corp.	9,400	701,240	2.3%
ConocoPhillips	6,700	348,534	1.2%
Devon Energy Corp.	3,000	242,580	0.8%
Exxon Mobil Corp.	5,400	400,248	1.3%
Hess Corp.	2,200	132,462	0.4%
Marathon Oil Corp.	4,500	130,950	0.4%
Noble Energy, Inc.	1,700	88,094	0.3%
Occidental Petroleum Corp.	2,800	155,512	0.5%
XTO Energy, Inc.	2,625	94,369	0.3%
Other Securities		1,635,204	5.4%
Total Energy		4,019,756	13.2%
Financials — (20.6%)
Bank of America Corp.	15,000	362,550	1.2%
Chubb Corp.	2,400	124,368	0.4%
# Citigroup, Inc.	16,800	229,320	0.8%
JPMorgan Chase & Co.	11,608	478,830	1.6%
M&T Bank Corp.	1,300	105,430	0.4%
MetLife, Inc.	3,005	99,826	0.3%
Morgan Stanley	5,300	92,591	0.3%
The Goldman Sachs Group, Inc.	3,000	277,500	0.9%
The Travelers Companies, Inc.	3,000	127,650	0.4%
U.S. Bancorp	4,000	119,240	0.4%
Wells Fargo & Co.	15,300	520,965	1.7%
Other Securities		4,237,267	13.9%
Total Financials		6,775,537	22.3%
Health Care — (3.1%)
Total Health Care		1,031,032	3.4%
Industrials — (12.4%)
Burlington Northern Santa Fe Corp.	2,700	240,462	0.8%
CSX Corp.	2,800	128,016	0.4%
FedEx Corp.	2,200	143,814	0.5%
General Electric Co.	17,200	335,572	1.1%
Norfolk Southern Corp.	1,800	107,892	0.4%
Southwest Airlines Co.	10,200	120,156	0.4%
Union Pacific Corp.	3,400	227,018	0.8%
Other Securities		2,767,624	9.0%
Total Industrials		4,070,554	13.4%

9

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (13.4%)
*# Apple, Inc.	1,300	$139,867	0.5%
* Cisco Sytems, Inc.	7,800	138,606	0.5%
Hewlett-Packard Co.	4,900	187,572	0.6%
Intel Corp.	11,100	177,600	0.6%
International Business Machines Corp.	2,000	185,940	0.6%
Microsoft Corp.	8,700	194,271	0.7%
QUALCOMM, Inc.	2,500	95,650	0.3%
Other Securities		3,291,495	10.7%
Total Information Technology		4,411,001	14.5%
Materials — (5.1%)
Dow Chemical Co.	6,500	173,355	0.6%
International Paper Co.	6,000	103,320	0.3%
Weyerhaeuser Co.	3,000	114,660	0.4%
Other Securities		1,265,728	4.2%
Total Materials		1,657,063	5.5%
Telecommunication Services — (2.8%)
AT&T, Inc.	10,915	292,195	1.0%
Verizon Communications, Inc.	10,900	323,403	1.1%
Other Securities		290,152	0.9%
Total Telecommunication Services		905,750	3.0%
Utilities — (3.0%)
Total Utilities		985,621	3.3%
TOTAL COMMON STOCKS		29,967,851	98.7%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	78,890	78,890	0.3%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $205,000 FNMA 6.50%, 08/01/36, valued at $152,897) to be repurchased at $147,012	$147	147,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		225,890	0.8%
	Shares
SECURITIES LENDING COLLATERAL — (8.1%)
§@ DFA Short Term Investment Fund LP	2,511,533	2,511,533	8.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25% 11/03/08 (Collateralized by $405,173 GNMA 7.000%, 09/15/36, valued at $170,305) to be repurchased at $165,260	$165	165,257	0.5%
TOTAL SECURITIES LENDING COLLATERAL		2,676,790	8.8%
TOTAL INVESTMENTS — (100.0%) (Cost $48,702,333)		$32,870,531	108.3%

See accompanying Notes to Financial Statements.
10

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (10.6%)
COMMON STOCKS — (4.0%)
Companhia Siderurgica Nacional SA Sponsored ADR	78,600	$1,068,960	0.5%
Companhia Vale do Rio Doce ADR	176,600	2,316,992	1.1%
Petroleo Brasileiro SA ADR	32,742	880,432	0.4%
Other Securities		5,096,361	2.3%
TOTAL COMMON STOCKS		9,362,745	4.3%
PREFERRED STOCKS — (6.6%)
Banco Bradesco SA Sponsored ADR	138,000	1,614,600	0.8%
Banco Itau Holding Financeira SA ADR	198,625	2,196,793	1.0%
Companhia Vale do Rio Doce Sponsored ADR	223,600	2,618,356	1.2%
Gerdau SA Sponsored ADR	160,400	1,028,164	0.5%
Unibanco-Uniao de Bancos Brasileiros SA ADR	20,740	1,308,279	0.6%
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	1,478,191	0.7%
Other Securities		5,437,888	2.5%
TOTAL PREFERRED STOCKS		15,682,271	7.3%
TOTAL — BRAZIL		25,045,016	11.6%
CHILE — (2.7%)
COMMON STOCKS — (2.7%)
Empresa Nacional de Electricidad SA Sponsored ADR	24,755	920,886	0.4%
Empresas Copec SA	89,745	742,485	0.3%
Enersis SA Sponsored ADR	58,256	838,886	0.4%
Other Securities		3,991,904	1.9%
TOTAL — CHILE		6,494,161	3.0%
CHINA — (9.3%)
COMMON STOCKS — (9.3%)
# Bank of China, Ltd.	3,374,000	985,170	0.5%
# China Construction Bank Corp.	4,274,000	2,120,242	1.0%
# China Life Insurance Co., Ltd. ADR	36,543	1,447,834	0.7%
China Mobile, Ltd. Sponsored ADR	65,301	2,866,061	1.3%
China Unicom Hong Kong, Ltd. ADR	114,955	1,656,502	0.8%
CNOOC, Ltd. ADR	11,400	931,266	0.4%
# Industrial and Commercial Bank of China (Asia), Ltd.	4,186,000	1,969,599	0.9%
Other Securities		10,169,235	4.7%
TOTAL COMMON STOCKS		22,145,909	10.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6	0.0%
TOTAL — CHINA		22,145,915	10.3%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	31,512	1,378,214	0.6%
Telefonica 02 Czech Republic A.S.	42,731	913,133	0.4%
Other Securities		544,195	0.3%
TOTAL — CZECH REPUBLIC		2,835,542	1.3%

11

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.9%)
COMMON STOCKS — (0.9%)
*# OTP Bank NYRT	58,033	$961,145	0.5%
Other Securities		1,219,741	0.5%
TOTAL — HUNGARY		2,180,886	1.0%
INDIA — (7.4%)
COMMON STOCKS — (7.4%)
ICICI Bank, Ltd. Sponsored ADR	87,637	1,497,716	0.7%
Infosys Technologies, Ltd.	56,344	1,629,300	0.8%
Other Securities		14,297,008	6.6%
TOTAL — INDIA		17,424,024	8.1%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Bank Central Asia Tbk	3,056,000	740,634	0.4%
PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	746,811	0.4%
Other Securities		4,609,924	2.0%
TOTAL — INDONESIA		6,097,369	2.8%
ISRAEL — (2.1%)
COMMON STOCKS — (2.1%)
Israel Chemicals, Ltd.	75,686	763,360	0.4%
Other Securities		4,305,116	2.0%
TOTAL — ISRAEL		5,068,476	2.4%
MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
Other Securities		10,958,209	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,216	0.0%
TOTAL — MALAYSIA		10,960,425	5.1%
MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
America Movil S.A.B. de C.V. Series L ADR	94,300	2,917,642	1.4%
Cemex S.A.B. de C.V. Sponsored ADR	194,304	1,468,938	0.7%
Grupo Financiero Banorte S.A.B. de C.V.	512,273	931,586	0.4%
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,511,696	0.7%
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	922,880	0.4%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	1,174,434	0.6%
Other Securities		5,896,436	2.7%
TOTAL — MEXICO		14,823,612	6.9%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		1,623,591	0.8%
POLAND — (2.8%)
COMMON STOCKS — (2.8%)
Bank Pekao SA	22,039	1,002,361	0.5%
Polski Koncern Naftowy Orlen SA	134,711	1,373,648	0.6%
Telekomunikacja Polska SA	123,104	930,195	0.4%
Other Securities		3,241,839	1.6%
TOTAL — POLAND		6,548,043	3.1%

12

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (11.2%)
COMMON STOCKS — (11.2%)
ABSA Group, Ltd.	85,721	$896,850	0.4%
FirstRand, Ltd.	603,172	876,229	0.4%
* Harmony Gold Mining Co., Ltd.	125,451	917,510	0.4%
Impala Platinum Holdings, Ltd.	76,976	803,453	0.4%
Naspers, Ltd. Series N	61,126	1,017,643	0.5%
Nedbank Group, Ltd.	78,657	763,533	0.4%
Sanlam, Ltd.	879,354	1,443,104	0.7%
Sasol, Ltd. Sponsored ADR	98,800	2,858,284	1.3%
Standard Bank Group, Ltd.	206,314	1,638,193	0.8%
Other Securities		15,394,095	7.1%
TOTAL — SOUTH AFRICA		26,608,894	12.4%
SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
LG Chemical, Ltd.	12,361	750,410	0.4%
# POSCO ADR	23,868	1,603,691	0.8%
Samsung Electronics Co., Ltd.	5,950	2,508,542	1.2%
# Shinhan Financial Group Co., Ltd. ADR	14,800	736,152	0.4%
Other Securities		17,071,478	7.7%
TOTAL — SOUTH KOREA		22,670,273	10.5%
TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	246,470	2,035,842	1.0%
Other Securities		24,435,560	11.3%
TOTAL — TAIWAN		26,471,402	12.3%
THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		5,253,207	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,529	0.0%
TOTAL — THAILAND		5,255,736	2.4%
TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		4,817,815	2.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,795,000 FNMA 5.00%, 08/25/18, valued at $2,883,787) to be repurchased at $2,840,222	$2,840	2,840,000	1.3%

13

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (11.4%)
§@ DFA Short Term Investment Fund LP	20,032,652	$20,032,652	9.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $8,313,956 GNMA 6.00%, 05/15/38 & 7.00%, 08/15/37, valued at $7,078,474) to be repurchased at $6,939,825	$6,940	6,939,680	3.3%
TOTAL SECURITIES LENDING COLLATERAL		26,972,332	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $323,828,791)		$236,883,512	110.1%

14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
ASSETS:
Investments at Value (including $2,598 and $23,792 of securities on loan, respectively)	$29,968	$207,071
Temporary Cash Investments at Value & Cost	226	2,840
Collateral Received from Securities on Loan at Value & Cost	2,677	26,972
Foreign Currencies at Value	—	1,443
Cash	—	16
Receivables:
Investment Securities Sold	17	8,334
Dividends, Interest and Tax Reclaims	35	306
Securities Lending Income	5	64
Fund Shares Sold	181	729
Fund Margin Variation	—	2
Prepaid Expenses and Other Assets	8	9
Total Assets	33,117	247,786
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,677	26,972
Investment Securities Purchased	64	5,501
Fund Shares Redeemed	—	38
Due to Advisor	6	105
Deferred Thailand Capital Gains Tax	—	3
Accrued Expenses and Other Liabilities	7	66
Total Liabilities	2,754	32,685
NET ASSETS	$30,363	$215,101
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	4,963,942	31,061,715
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.12	$6.92
Investments at Cost	$45,800	$294,016
Foreign Currencies at Cost	$—	$1,458
NET ASSETS CONSIST OF:
Paid-In Capital	$47,205	$302,586
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	138	1,182
Accumulated Net Realized Gain (Loss)	(1,148)	(1,723)
Deferred Thailand Capital Gains Tax	—	(2)
Net Unrealized Foreign Exchange Gain (Loss)	—	16
Net Unrealized Appreciation (Depreciation)	(15,832)	(86,958)
NET ASSETS	$30,363	$215,101
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		Emerging Markets Social Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $1,255 and $1,279, respectively)	$632	$110	$10,551	$11,018
Interest	8	11	31	98
Income from Securities Lending	39	2	627	567
Total Investment Income	679	123	11,209	11,683
Expenses
Investment Advisory Services Fees	83	15	1,923	2,403
Accounting & Transfer Agent Fees	22	4	63	73
Custodian Fees	6	3	229	292
Filing Fees	11	1	25	19
Shareholders' Reports	4	—	35	29
Directors'/Trustees' Fees & Expenses	—	1	—	2
Professional Fees	2	—	31	15
Organizational & Offering Costs	33	7	—	20
Other	3	—	14	13
Total Expenses	164	31	2,320	2,866
Net Investment Income (Loss)	515	92	8,889	8,817
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,017)	(131)	(1,723)	28,049
Foreign Currency Transactions	—	—	(419)	43
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(13,338)	(2,494)	(245,803)	119,023
Futures	—	—	2	—
Translation of Foreign Currency Denominated Amounts	—	—	12	4
Change in deferred Thailand Capital Gains Tax	—	—	289	(158)
Net Realized and Unrealized Gain (Loss)	(14,355)	(2,625)	(247,642)	146,961
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,840)	$(2,533)	$(238,753)	$155,778

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		Emerging Markets Social Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Aug. 31, 2006(a) to Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$515	$92	$8,889	$8,817	$729
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,017)	(131)	(1,723)	28,049	116
Foreign Currency Transactions	—	—	(419)	43	(1,008)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(13,338)	(2,494)	(245,803)	119,023	39,820
Futures	—	—	2	—	—
Translation of Foreign Currency Denominated Amounts	—	—	12	4	—
Deferred Thailand Capital Gains Tax	—	—	289	(158)	(133)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,840)	(2,533)	(238,753)	155,778	39,524
Distributions From:
Net Investment Income	(509)	—	(9,331)	(6,694)	—
Net Short-Term Gains	—	—	(6,648)	—	—
Net Long-Term Gains	—	—	(21,532)	—	—
Total Distributions	(509)	—	(37,511)	(6,694)	—
Capital Share Transactions (1):
Shares Issued	11,673	38,022	28,825	31,155	319,400
Shares Issued in Lieu of Cash Distributions	78	—	37,282	6,670	—
Shares Redeemed	(2,528)	—	(57,413)	(63,162)	—
Net Increase (Decrease) from Capital Share Transactions	9,223	38,022	8,694	(25,337)	319,400
Total Increase (Decrease) in Net Assets	(5,126)	35,489	(267,570)	123,747	358,924
Net Assets
Beginning of Period	35,489	—	482,671	358,924	—
End of Period	$30,363	$35,489	$215,101	$482,671	$358,924
(1) Shares Issued and Redeemed:
Shares Issued	1,521	3,805	2,548	2,143	31,321
Shares Issued in Lieu of Cash Distributions	9	—	2,669	481	—
Shares Redeemed	(371)	—	(3,813)	(4,287)	—
	1,159	3,805	1,404	(1,663)	31,321
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	$138	$99	$1,182	$2,174	$1,006

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Aug. 31, 2006(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$9.33	$10.00	$16.27	$11.46	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.02	(A)	0.30	(A)	0.28	(A)	0.03	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.21)	(0.69)	(8.28)	4.74	1.43
Total from Investment Operations	(3.09)	(0.67)	(7.98)	5.02	1.46
Less Distributions
Net Investment Income	(0.12)	—	(0.32)	(0.21)	—
Net Realized Gains	—	—	(1.05)	—	—
Total Distributions	(0.12)	—	(1.37)	(0.21)	—
Net Asset Value, End of Period	$6.12	$9.33	$6.92	$16.27	$11.46
Total Return	(33.48	)%(C)	(6.70	)%(C)	(53.24	)%(C)	44.12%	14.60	%(C)
Net Assets, End of Period (thousands)	$30,363	$35,489	$215,101	$482,671	$358,924
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.53	%(B)(D)	0.66	%(B)	0.66%	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.56	%(B)	1.55	%(B)(D)	2.54	%(B)	2.02%	1.09	%(B)(D)
Portfolio Turnover Rate	7	%(C)	0	%(C)	13	%(C)	12%	0	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-six operational portfolios, two of which, the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-four portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Emerging Markets Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Emerging Markets Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Emerging Markets Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Emerging Markets Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Emerging Markets Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will

19

have a material impact on the net asset value of the Emerging Markets Social Core Equity Portfolio. When the Emerging Markets Social Core Equity Portfolio uses fair value pricing, the values assigned to the Emerging Markets Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Emerging Markets Social Core Equity Portfolio are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Social Core Equity 2 Portfolio	$30,047	$2,824	—	$32,871	—	—	—	—
Emerging Markets Social Core Equity Portfolio	75,852	161,032	—	236,884	$2	—	—	$2

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Emerging Markets Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Emerging Markets Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value

20

Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors/Trustees Fees and expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Emerging Markets Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Social Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Emerging Markets Social Core Equity Portfolio is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the period December 1, 2007 to October 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% and 0.55% of average daily net assets for the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio, respectively.

Pursuant to a Fee Waiver Agreement for the U.S. Social Core Equity 2 Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when the Portfolio Expenses exceed 0.60% of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses are less than 0.60% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.60% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such recovery.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Emerging Markets Social Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses to 0.85% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's

21

annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such recovery.

The Fee Waiver and Expense Assumption Agreements will remain in effect until April 1, 2009, and shall continue in effect from year to year thereafter, for one-year periods, unless terminated by the Fund or the Advisor. At October 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$1
Emerging Markets Social Core Equity Portfolio	6

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	$11,668	$2,564
Emerging Markets Social Core Equity Portfolio	49,337	77,090

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Social Core Equity 2 Portfolio	$(33)	$33	—
Emerging Markets Social Core Equity Portfolio	—	(550)	$550

22

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2008	$509	—	$509
Emerging Markets Social Core Equity Portfolio
2006	—	—	—
2007	6,694	—	6,694
2008	15,997	$21,514	37,511

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Loss)
U.S. Social Core Equity 2 Portfolio	$138	—	$(1,135)	$(997)
Emerging Markets Social Core Equity Portfolio	1,188	—	(1,681)	(493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

	Expires on October 31,
	2015	2016
U.S. Social Core Equity 2 Portfolio	$130	$1,005
Emerging Markets Social Core Equity Portfolio	—	1,681

Some of the investments held by Emerging Markets Social Core Equity Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the Emerging Markets Social Core Equity Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) of $0 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $4 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$48,715	$528	$(16,372)	$(15,844)
Emerging Markets Social Core Equity Portfolio	323,868	8,518	(95,502)	(86,984)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the

23

benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts: During the period ended October 31, 2008, the Emerging Markets Social Core Equity Portfolio entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Emerging Markets Social Core Equity Portfolio deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Emerging Markets Social Core Equity Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Emerging Markets Social Core Equity Portfolio record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At October 31, 2008, Emerging Markets Social Core Equity Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 19, 2008	18	$4,353	$2

Emerging Markets Social Core Equity Portfolio had approximately $446 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

24

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Social Core Equity 2 Portfolio	3.17%	$271	20	—	$1,015

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Emerging Markets Social Core Equity Portfolio	2.80%	$3,281	8	$2	$4,580

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

25

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At October 31, 2008, two shareholders held 92% of the outstanding shares of the U.S. Social Core Equity 2 Portfolio and two shareholders held 91% of the outstanding shares of the Emerging Markets Social Core Equity Portfolio. One or more of the shareholders of the U.S. Social Core Equity 2 Portfolio may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Equity the portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio and Emerging Markets Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008 and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

27

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

28

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

29

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

30

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

31

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

32

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

33

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

34

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

35

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
U.S. Social Core Equity 2 Portfolio	100%	—	—	100%	50%	37%	—	3%	—
Emerging Markets Social Core Equity Portfolio	25%	18%	57%	100%	1%	53%	18%	1%	41%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

36

DFA103108-018A

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

CSTG&E U.S. Social Core Equity 2 Portfolio vs. Russell 3000 Index
August 3, 2007-October 31, 2008

Growth of $10,000
CSTG&E U.S. Social Core Equity 2 Portfolio
Russell 3000 Index
$20,000
$10,000
$0
08/07
10/08
$6,899
$6,640

Average Annual Total Return	One Year	From 8/3/2007
	-37.72%	-28.05%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CSTG&E International Social Core Equity Portfolio vs. MSCI World ex USA Index (net dividends)

August 3, 2007-October 31, 2008

Growth of $10,000

CSTG&E International Social Core Equity Portfolio
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
08/07
10/08
$5,896
$5,737

Average Annual Total Return	One Year	From 8/3/2007
	-47.87%	-36.03%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyrigh MSCI 2008, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap® Index was –33.59%, the Russell 2000® Index was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000® Value Index, slightly outperformed large cap growth stocks, as measured by the Russell 1000® Growth Index. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

3

CSTG&E U.S. Social Core Equity 2 Portfolio

The CSTG&E U.S. Social Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 1,990 stocks and essentially was fully invested in equities throughout the year: average cash level for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks and value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index® and –33.87% for the CSTG&E U.S. Social Core Equity 2 Portfolio. Compared to the Russell 3000 Index®, the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio. The absence of health care stocks from the Portfolio, which outperformed the Index by approximately 9 percentage points, also contributed to its underperformance.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

4

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

CSTG&E International Social Core Equity Portfolio

The CSTG&E International Social Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The Portfolio excludes from purchase certain types of companies and industries that do not pass the social issue screens performed by a leading third-party provider. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 1,830 stocks in 22 developed country markets as of October 31, 2008, and was mostly invested in equities throughout the year: the average cash level for the 11 months ended October 31, 2008 was in general less than 1% of the Portfolio's assets.

5

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.37% for the MSCI World ex USA Index (net dividends) and –45.01% for the Portfolio. The underperformance of the Portfolio as compared to the Index was primarily due to a lack of health care stocks in Portfolio. Health care stocks, which accounted for 6% of the Index but were not represented in the Portfolio, outperformed the overall MSCI World ex USA Index by approximately 22 percentage points. A greater exposure to micro cap stocks, which represented approximately 13% of the Portfolio compared to less than 1% of the Index, also contributed to the underperformance.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

CSTG&E U.S. Social Core Equity 2 Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$689.30	0.41%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.08	0.41%	$2.08
CSTG&E International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$581.00	0.63%	$2.50
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.63%	$3.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	13.3%	7.7%	12.8%	22.3%	0.1%	16.1%	14.3%	5.8%	3.9%	3.7%	100.0%
CSTG&E International Social Core Equity Portfolio	13.9%	7.3%	9.5%	29.6%	—	15.7%	5.3%	10.3%	4.1%	4.3%	100.0%

8

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.8%)
Consumer Discretionary — (12.1%)
# Carnival Corp.	11,400	$289,560	0.4%
Disney (Walt) Co.	34,400	890,960	1.3%
Home Depot, Inc.	10,200	240,618	0.4%
Lowe's Companies, Inc.	13,000	282,100	0.4%
McDonald's Corp.	4,000	231,720	0.4%
Time Warner, Inc.	50,700	511,563	0.8%
Other Securities		6,679,364	9.6%
Total Consumer Discretionary		9,125,885	13.3%
Consumer Staples — (7.0%)
Coca-Cola Co.	4,400	193,864	0.3%
Kraft Foods, Inc.	14,100	410,874	0.6%
Procter & Gamble Co.	13,300	858,382	1.3%
Wal-Mart Stores, Inc.	17,400	971,094	1.4%
Other Securities		2,799,822	4.1%
Total Consumer Staples		5,234,036	7.7%
Energy — (11.5%)
Apache Corp.	2,900	238,757	0.4%
Chevron Corp.	19,500	1,454,700	2.1%
ConocoPhillips	14,500	754,290	1.1%
Devon Energy Corp.	4,900	396,214	0.6%
Exxon Mobil Corp.	13,700	1,015,444	1.5%
Marathon Oil Corp.	7,800	226,980	0.3%
Occidental Petroleum Corp.	7,300	405,442	0.6%
Other Securities		4,153,898	6.0%
Total Energy		8,645,725	12.6%
Financials — (20.3%)
Bank of America Corp.	39,800	961,966	1.4%
Chubb Corp.	3,500	181,370	0.3%
# Citigroup, Inc.	30,800	420,420	0.6%
Discover Financial Services	17,500	214,375	0.3%
JPMorgan Chase & Co.	36,609	1,510,121	2.2%
MetLife, Inc.	6,647	220,831	0.3%
Morgan Stanley	16,200	283,014	0.4%
New York Community Bancorp, Inc.	11,200	175,392	0.3%
The Goldman Sachs Group, Inc.	4,800	444,000	0.7%
The Travelers Companies, Inc.	5,900	251,045	0.4%
Wells Fargo & Co.	25,200	858,060	1.3%
Other Securities		9,756,290	14.1%
Total Financials		15,276,884	22.3%
Industrials — (14.5%)
Burlington Northern Santa Fe Corp.	3,200	284,992	0.4%
CSX Corp.	3,900	178,308	0.3%
FedEx Corp.	5,700	372,609	0.6%
General Dynamics Corp.	3,000	180,960	0.3%
General Electric Co.	51,400	1,002,814	1.5%
Norfolk Southern Corp.	3,500	209,790	0.3%
Raytheon Co.	4,000	204,440	0.3%
Southwest Airlines Co.	23,200	273,296	0.4%
Union Pacific Corp.	4,800	320,496	0.5%
United Technologies Corp.	3,300	181,368	0.3%
Other Securities		7,677,458	11.0%
Total Industrials		10,886,531	15.9%

9

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (13.1%)
* Apple, Inc.	1,600	$172,144	0.3%
* Cisco Sytems, Inc.	11,000	195,470	0.3%
Hewlett-Packard Co.	8,600	329,208	0.5%
Intel Corp.	13,300	212,800	0.3%
International Business Machines Corp.	4,800	446,256	0.7%
Microsoft Corp.	16,900	377,377	0.6%
* Oracle Corp.	12,100	221,309	0.3%
Other Securities		7,871,941	11.4%
Total Information Technology		9,826,505	14.4%
Materials — (5.3%)
Dow Chemical Co.	16,900	450,723	0.7%
# Rohm & Haas Co.	2,900	204,015	0.3%
Other Securities		3,329,766	4.8%
Total Materials		3,984,504	5.8%
Telecommunication Services — (3.6%)
AT&T, Inc.	33,087	885,739	1.3%
Verizon Communications, Inc.	34,440	1,021,835	1.5%
Other Securities		777,259	1.1%
Total Telecommunication Services		2,684,833	3.9%
Utilities — (3.4%)
Public Service Enterprise Group, Inc.	6,600	185,790	0.3%
Other Securities		2,370,756	3.4%
Total Utilities		2,556,546	3.7%
TOTAL COMMON STOCKS		68,221,449	99.6%
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	278	278	0.0%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $285,000 FNMA 6.50%, 08/01/36, valued at $212,564) to be repurchased at $207,016	$207	207,000	0.3%
TOTAL TEMPORARY CASH INVESTMENTS		207,278	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (8.9%)
§@ DFA Short Term Investment Fund LP	6,302,471	6,302,471	9.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, 0.25% 11/03/08 (Collateralized by $1,791,326 FNMA 4.056%(r), 09/01/44, valued at $427,139) to be repurchased at $414,707	$414	414,698	0.6%
TOTAL SECURITIES LENDING COLLATERAL		6,717,169	9.8%
TOTAL INVESTMENTS — (100.0%) (Cost $109,710,454)		$75,145,896	109.7%

See accompanying Notes to Financial Statements.
10

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
Commonwealth Bank of Australia	9,957	$272,182	0.5%
# National Australia Bank, Ltd.	14,552	236,122	0.4%
Origin Energy, Ltd.	14,029	147,126	0.3%
Other Securities		2,125,877	3.7%
TOTAL — AUSTRALIA		2,781,307	4.9%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		295,750	0.5%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		440,710	0.8%
CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# Bank of Montreal	4,535	161,865	0.3%
Bank of Nova Scotia	4,600	153,384	0.3%
# Canadian National Railway Co.	3,400	147,588	0.3%
EnCana Corp.	3,622	184,000	0.3%
Manulife Financial Corp.	10,200	204,118	0.4%
Toronto Dominion Bank	5,100	240,846	0.4%
Other Securities		3,096,620	5.4%
TOTAL COMMON STOCKS		4,188,421	7.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		270	0.0%
TOTAL — CANADA		4,188,691	7.4%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		413,921	0.7%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		921,207	1.6%
FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
BNP Paribas SA	4,610	332,848	0.6%
France Telecom SA Sponsored ADR	10,900	275,988	0.5%
Societe Generale Paris	3,741	203,903	0.4%
Total SA Sponsored ADR	4,900	271,656	0.5%
Vivendi SA	7,662	200,278	0.4%
Other Securities		2,818,278	4.9%
TOTAL — FRANCE		4,102,951	7.3%

11

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
Allianz SE	3,352	$252,236	0.5%
Daimler AG Sponsored ADR	7,200	248,400	0.4%
Deutsche Bank AG ADR	4,200	159,516	0.3%
Deutsche Telekom AG	21,052	312,589	0.6%
# E.ON AG Sponsored ADR	8,830	335,540	0.6%
Munchener Rueckversicherungs-Gesellschaft AG	1,571	203,947	0.4%
# Volkswagen AG	1,027	621,617	1.1%
Other Securities		2,069,667	3.5%
TOTAL — GERMANY		4,203,512	7.4%
GREECE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		729,085	1.3%
HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		1,009,133	1.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		20	0.0%
TOTAL — HONG KONG		1,009,153	1.8%
IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		258,866	0.5%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
Eni SpA Sponsored ADR	3,300	158,565	0.3%
Intesa Sanpaolo SpA	69,040	252,679	0.5%
UniCredito Italiano SpA	61,907	151,550	0.3%
Unione di Banche Italiane ScpA	9,985	168,448	0.3%
Other Securities		1,152,762	1.9%
TOTAL — ITALY		1,884,004	3.3%
JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
Honda Motor Co., Ltd. Sponsored ADR	7,100	175,867	0.3%
Mitsubishi UFJ Financial Group, Inc.	48,870	307,108	0.6%
Panasonic Corp.	9,000	144,934	0.3%
Tokio Marine Holdings, Inc.	5,200	160,399	0.3%
Toyota Motor Corp. Sponsored ADR	2,600	197,834	0.4%
Other Securities		12,895,926	22.7%
TOTAL — JAPAN		13,882,068	24.6%
NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
# ArcelorMittal	6,554	170,152	0.3%
Koninklijke Ahold NV	19,011	204,090	0.4%
Koninklijke Philips Electronics NV	10,051	185,741	0.3%
Other Securities		979,472	1.7%
TOTAL — NETHERLANDS		1,539,455	2.7%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		97,460	0.2%

12

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$435,537	0.8%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		251,433	0.4%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		619,341	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		45	0.0%
TOTAL — SINGAPORE		619,386	1.1%
SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,100	209,960	0.4%
# Banco Santander SA Sponsored ADR	40,500	434,970	0.8%
Other Securities		1,356,978	2.3%
TOTAL — SPAIN		2,001,908	3.5%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		1,391,673	2.5%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
* Compagnie Financiere Richemont SA Series A	6,895	144,951	0.3%
Credit Suisse Group AG Sponsored ADR	4,900	183,260	0.3%
Holcim, Ltd.	3,569	202,716	0.4%
Nestle SA	10,338	402,014	0.7%
Swiss Re	5,759	240,171	0.4%
Syngenta AG ADR	5,400	201,852	0.4%
Zurich Financial SVCS AG	2,043	414,479	0.7%
Other Securities		1,524,042	2.7%
TOTAL — SWITZERLAND		3,313,485	5.9%
UNITED KINGDOM — (16.5%)
COMMON STOCKS — (16.5%)
Aviva P.L.C.	34,218	204,110	0.4%
BP P.L.C. Sponsored ADR	18,900	939,330	1.7%
HSBC Holdings P.L.C. Sponsored ADR	15,600	920,400	1.6%
International Power P.L.C.	44,274	158,390	0.3%
Royal Dutch Shell P.L.C. ADR	19,700	1,089,213	1.9%
Standard Chartered P.L.C.	12,002	198,357	0.4%
Vodafone Group P.L.C. Sponsored ADR	35,800	689,866	1.2%
William Morrison Supermarkets P.L.C.	34,087	145,140	0.3%
Other Securities		6,416,338	11.3%
TOTAL — UNITED KINGDOM		10,761,144	19.1%

13

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $930,000 FHLMC 5.50%, 09/15/32, valued at $660,798) to be repurchased at $650,051	$650	$650,000	1.1%
	Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§@ DFA Short Term Investment Fund LP	6,411,977	6,411,977	11.4%
	Face Amount
	(000)
@ Repurchase Agreemeent, Decutsche Bank Securities 0.25% 11/03/08 (Collateralized by $5,251,550 FMLMC 5.920%(r), 02/01/37 & GNMA 7.000%, 09/15/36, valued at $2,776,542) to be repurchased at $2,722,157	$2,722	2,722,100	4.8%
TOTAL SECURITIES LENDING COLLATERAL		9,134,077	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $110,514,042)		$65,306,783	115.6%

See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
ASSETS:
Investments at Value (including $6,482 and $8,059 of securities on loan, respectively)	$68,221	$55,523
Temporary Cash Investments at Value & Cost	207	650
Collateral Received from Securities on Loan at Value & Cost	6,717	9,134
Foreign Currencies at Value	—	98
Cash	—	15
Receivables:
Investment Securities Sold	11	28
Dividends, Interest and Tax Reclaims	87	198
Securities Lending Income	12	14
Total Assets	75,255	65,660
LIABILITIES:
Payables:
Upon Return of Securities Loaned	6,717	9,134
Investment Securities Purchased	—	4
Due to Advisor	15	20
Accrued Expenses and Other Liabilities	20	23
Total Liabilities	6,752	9,181
NET ASSETS	$68,503	$56,479
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	10,484,633	10,134,615
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.53	$5.57
Investments at Cost	$102,786	$100,730
Foreign Currencies at Cost	$—	$99
NET ASSETS CONSIST OF:
Paid-In Capital	$105,089	$101,537
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	267	359
Accumulated Net Realized Gain (Loss)	(2,288)	(213)
Net Unrealized Foreign Exchange Gain (Loss)	—	4
Net Unrealized Appreciaition (Depreciation)	(34,565)	(45,208)
NET ASSETS	$68,503	$56,479
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $254, and $21, respectively)	$1,573	$447	$2,728	$531
Interest	10	39	5	47
Income from Securities Lending	102	6	201	14
Total Investment Income	1,685	492	2,934	592
Expenses
Investment Advisory Services Fees	220	69	321	93
Accounting & Transfer Agent Fees	27	9	31	10
Custodian Fees	8	9	33	23
Filing Fees	2	3	2	3
Shareholders' Reports	22	—	20	—
Directors'/Trustees' Fees & Expenses	—	1	—	1
Professional Fees	3	2	4	1
Organizational & Offering Costs	6	4	6	4
Other	26	21	40	37
Total Expenses	314	118	457	172
Net Investment Income (Loss)	1,371	374	2,477	420
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,921)	(367)	(210)	(3)
Foreign Currency Transactions	—	—	(31)	(24)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(33,263)	(1,302)	(45,351)	143
Translation of Foreign Currency Denominated Amount	—	—	4	—
Net Realized and Unrealized Gain (Loss)	(35,184)	(1,669)	(45,588)	116
Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,813)	$(1,295)	$(43,111)	$536

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,371	$374	$2,477	$420
Net Realized Gain (Loss) on: Investment Securities Sold	(1,921)	(367)	(210)	(3)
Foreign Currency Transactions	—	—	(31)	(24)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(33,263)	(1,302)	(45,351)	143
Translation of Foreign Currency Denominated Amount	—	—	4	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,813)	(1,295)	(43,111)	536
Distributions From:
Net Investment Income	(1,414)	(84)	(2,423)	(69)
Total Distributions	(1,414)	(84)	(2,423)	(69)
Capital Share Transactions (1):
Shares Issued	11,226	97,205	7,674	95,613
Shares Issued in Lieu of Cash Distributions	1,414	81	2,423	66
Shares Redeemed	(4,522)	(295)	(3,987)	(243)
Net Increase (Decrease) from Capital Share Transactions	8,118	96,991	6,110	95,436
Total Increase (Decrease) in Net Assets	(27,109)	95,612	(39,424)	95,903
Net Assets
Beginning of Period	95,612	—	95,903	—
End of Period	$68,503	$95,612	$56,479	$95,903
(1) Shares Issued and Redeemed:
Shares Issued	1,338	9,555	1,118	9,219
Shares Issued in Lieu of Cash Distributions	155	8	266	7
Shares Redeemed	(542)	(29)	(451)	(24)
	951	9,534	933	9,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$267	$300	$359	$336

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	CSTG&E U.S. Social Core Equity 2 Portfolio				CSTG&E International Social Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Period Aug. 3, 2007(a) to Nov. 30, 2007		Period Dec. 1, 2007 to Oct. 31, 2008		Period Aug. 3, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.03		$10.00		$10.42		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.05	(A)	0.26	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.50)		(0.01)		(4.85)		0.37
Total from Investment Operations	(3.36)		0.04		(4.59)		0.43
Less Distributions
Net Investment Income	(0.14)		(0.01)		(0.26)		(0.01)
Total Distributions	(0.14)		(0.01)		(0.26)		(0.01)
Net Asset Value, End of Period	$6.53		$10.03		$5.57		$10.42
Total Return	(33.87	)%(C)	0.42	%(C)	(45.01	)%(C)	4.33	%(C)
Net Assets, End of Period (thousands)	$68,503		$95,612		$56,479		$95,903
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.46	%(B)(D)	0.60	%(B)	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.68	%(B)	1.46	%(B)(D)	3.24	%(B)	1.90	%(B)(D)
Portfolio Turnover Rate	5	%(C)	1	%(C)	6	%(C)	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-six operational portfolios, two of which, the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-four portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is

19

determined that the use of such prices will have a material impact on the net asset value of the CSTG&E International Social Core Equity Portfolio. When the CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the CSTG&E International Social Core Equity Portfolio are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	$68,222	$6,924	—	$75,146
CSTG&E International Social Core Equity Portfolio	14,948	50,359	—	65,307

2.  Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation

20

(depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the period December 1, 2007 to October 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio	$1
CSTG&E International Social Core Equity Portfolio	1

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
CSTG&E U.S. Social Core Equity 2 Portfolio	$12,679	$4,300
CSTG&E International Social Core Equity Portfolio	9,995	4,688

There were no purchases or sales of long-term U.S. government securities.

21

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$(10)	$10	—
CSTG&E International Social Core Equity Portfolio	—	(31)	$31

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
CSTG&E U.S. Social Core Equity 2 Portfolio
2007	$84	—	$84
2008	1,414	—	1,414
CSTG&E International Social Core Equity Portfolio
2007	69	—	69
2008	2,423	—	2,423

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$267	$(2,256)	$(1,989)
CSTG&E International Social Core Equity Portfolio	360	(213)	147

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

	Expires on October 31,		Total
	2015	2016
CSTG&E U.S. Social Core Equity 2 Portfolio	$367	$1,889	$2,256
CSTG&E International Social Core Equity Portfolio	3	210	213

22

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CSTG&E U.S. Social Core Equity 2 Portfolio	$109,743	$1,385	$(35,982)	$(34,597)
CSTG&E International Social Core Equity Portfolio	110,514	855	(46,062)	(45,207)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts: During the period ended October 31, 2008, the CSTG&E International Social Core Equity Portfolio entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the CSTG&E International Social Core Equity Portfolio deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the CSTG&E International Social Core Equity Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the CSTG&E International Social Core Equity Portfolio record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

23

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the CSTG&E International Social Core Equity Portfolio could lose more than the initial margin requirements.

At October 31, 2008, CSTG&E International Social Core Equity Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 19, 2008	2	$484	—

CSTG&E International Social Core Equity Portfolio had approximately $50 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E U.S. Social Core Equity 2 Portfolio	3.07%	$233	26	$1	$444

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E International Social Core Equity Portfolio	2.80%	$282	26	$1	$825

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

24

I.  Securities Lending:

As of October 31, 2008, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At October 31, 2008, two shareholders held 96% of the outstanding shares of the CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 100% of the outstanding shares of the CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008 and the results of each of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodians, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

26

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

27

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

28

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

29

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

30

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

31

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

32

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

33

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

34

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
CSTG&E U.S. Social Core Equity 2 Portfolio	100%	—	—	100%	35%	33%	—	2%	—
CSTG&E International Social Core Equity Portfolio	100%	—	—	100%	6%	100%	8%	1%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

35

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DFA103108-019A

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Sustainability Core 1 Portfolio vs. Russell 3000 Index

March 12, 2008-October 31, 2008

Growth of $10,000

U.S. Sustainability Core 1 Portfolio
Russell 3000 Index
$20,000
$10,000
$0
03/08
10/08
$7,475
$7,438

Total Return	From 3/12/2008
	-25.62%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

International Sustainability Core 1 Portfolio vs. MSCI World ex USA Index (net dividends)

March 12, 2008-October 31, 2008

Growth of $10,000
International Sustainability Core 1 Portfolio
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
03/08
10/08
$6,217
$6,087

Total Return	**From 3/12/2008**
	-39.13%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright© Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

3

U.S. Sustainability Core 1 Portfolio

The U.S. Sustainability Core 1 Portfolio seeks to capture the returns of the total U.S. market universe, with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. market as a whole. The Portfolio weights all eligible companies based on environmental sustainability ratings calculated by a leading third-party provider. The Portfolio seeks to exclude or underweight securities of companies that, according to its environmental impact considerations, may have a relatively negative impact on the environment; and it seeks to overweight securities of companies that may have a relatively positive impact on the environment. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 2,200 stocks and essentially was fully invested in equities throughout the reporting period: average cash level for the period from the Portfolio's inception on March 12, 2008 through October 31, 2008 was in general approximately 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on March 12, 2008 through October 31, 2008, large company stocks generally outperformed small and mid cap company stocks, and growth stocks generally outperformed value stocks. Total returns were –25.25% for the Russell 3000 Index® and –25.62% for the Portfolio. Compared to the Russell 3000 Index®, the underperformance of the Portfolio was primarily due to a greater exposure to small cap stocks and value stocks. Value stocks, which accounted for approximately 35% of the Portfolio compared to approximately 29% of the Index, underperformed relative to the Index as a whole. Meanwhile growth stocks, which accounted for approximately 17% of the Portfolio compared to approximately 21% of the Index, outperformed the Index as a whole.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

4

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008	U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The Portfolio weights all eligible companies based on environmental sustainability ratings calculated by a leading third-party provider. The Portfolio seeks to exclude or underweight securities of companies that, according to its environmental impact considerations, may have a relatively negative impact on the environment; and it seeks to overweight securities of companies that may have a relatively positive impact on the environment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 1,560 stocks in 22 developed country markets as of October 31, 2008, and was mostly invested

5

in equities throughout the year: average cash levels for the period ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on March 12, 2008 through October 31, 2008, total returns were –37.83% for the MSCI World ex USA Index (net dividends) and –39.13% for the Portfolio. The underperformance of the Portfolio as compared to Index was primarily due to a smaller allocation to large cap stocks, and due to weighting and composition differences between value stocks held by the Portfolio and the Index. Large cap stocks, which accounted for approximately 28% of the Portfolio compared to approximately 42% of the Index, outperformed the Index. Value stocks held by the Portfolio, which accounted for approximately 38% of the Portfolio compared to approximately 28% of the Index, underperformed similar stocks in the Index as well as the overall Index.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

U.S. Sustainability Core 1 Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$698.40	0.37%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.28	0.37%	$1.88
International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$579.70	0.57%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.27	0.57%	$2.90

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31, and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
U.S. Sustainability Core 1 Portfolio	11.3%	9.7%	10.1%	15.7%	13.6%	12.6%	15.6%	4.6%	2.2%	4.6%	100.0%
International Sustainability Core 1 Portfolio	11.4%	7.9%	9.0%	23.7%	5.8%	15.6%	5.8%	10.7%	4.4%	5.7%	100.0%

8

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.6%)
Consumer Discretionary — (10.1%)
Comcast Corp. Class A	14,100	$222,216	0.5%
Disney (Walt) Co.	9,100	235,690	0.5%
McDonald's Corp.	3,700	214,341	0.4%
Time Warner, Inc.	24,400	246,196	0.5%
Other Securities		4,815,101	9.3%
Total Consumer Discretionary		5,733,544	11.2%
Consumer Staples — (8.6%)
# Anheuser-Busch Companies, Inc.	2,600	161,278	0.3%
Coca-Cola Co.	10,500	462,630	0.9%
Colgate-Palmolive Co.	3,000	188,280	0.4%
General Mills, Inc.	2,500	169,350	0.3%
Kraft Foods, Inc.	8,400	244,776	0.5%
PepsiCo, Inc.	5,700	324,957	0.7%
Philip Morris International, Inc.	7,500	326,025	0.7%
Procter & Gamble Co.	13,400	864,836	1.7%
Wal-Mart Stores, Inc.	8,000	446,480	0.9%
Other Securities		1,688,703	3.1%
Total Consumer Staples		4,877,315	9.5%
Energy — (8.8%)
Apache Corp.	2,000	164,660	0.3%
Chevron Corp.	14,500	1,081,700	2.1%
ConocoPhillips	4,900	254,898	0.5%
Devon Energy Corp.	2,900	234,494	0.5%
Marathon Oil Corp.	7,100	206,610	0.4%
Occidental Petroleum Corp.	3,100	172,174	0.4%
# Schlumberger, Ltd.	4,600	237,590	0.5%
Other Securities		2,607,129	5.0%
Total Energy		4,959,255	9.7%
Financials — (14.0%)
Bank of America Corp.	29,600	715,432	1.4%
Bank of New York Mellon Corp.	5,200	169,520	0.3%
# Citigroup, Inc.	41,000	559,650	1.1%
JPMorgan Chase & Co.	21,400	882,750	1.7%
The Travelers Companies, Inc.	3,500	148,925	0.3%
Wells Fargo & Co.	22,500	766,125	1.5%
Other Securities		4,667,718	9.1%
Total Financials		7,910,120	15.4%
Health Care — (12.0%)
Abbott Laboratories	6,500	358,475	0.7%
Baxter International, Inc.	3,600	217,764	0.4%
Bristol-Myers Squibb Co.	9,300	191,115	0.4%
* Genentech, Inc.	3,200	265,408	0.5%
* Gilead Sciences, Inc.	3,200	146,720	0.3%
Johnson & Johnson	19,275	1,182,329	2.3%
Merck & Co., Inc.	8,400	259,980	0.5%
Pfizer, Inc.	36,200	641,102	1.3%
Wyeth	7,100	228,478	0.5%
Other Securities		3,317,597	6.4%
Total Health Care		6,808,968	13.3%

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.1%)
General Electric Co.	45,200	$881,852	1.7%
Lockheed Martin Corp.	2,000	170,100	0.3%
United Parcel Service, Inc.	3,000	158,340	0.3%
United Technologies Corp.	6,500	357,240	0.7%
Other Securities		4,713,919	9.3%
Total Industrials		6,281,451	12.3%
Information Technology — (13.7%)
* Apple, Inc.	4,100	441,119	0.9%
* Cisco Sytems, Inc.	27,400	486,898	1.0%
* Dell, Inc.	11,700	142,155	0.3%
Hewlett-Packard Co.	14,800	566,544	1.1%
Intel Corp.	19,700	315,200	0.6%
International Business Machines Corp.	8,850	822,785	1.6%
Microsoft Corp.	45,400	1,013,782	2.0%
Other Securities		3,982,578	7.7%
Total Information Technology		7,771,061	15.2%
Materials — (4.1%)
Dow Chemical Co.	6,700	178,689	0.4%
du Pont (E.I.) de Nemours & Co.	5,200	166,400	0.3%
Other Securities		1,998,846	3.9%
Total Materials		2,343,935	4.6%
Telecommunication Services — (2.1%)
Verizon Communications, Inc.	19,050	565,214	1.1%
Other Securities		590,053	1.2%
Total Telecommunication Services		1,155,267	2.3%
Utilities — (4.1%)
# Southern Co.	4,400	151,096	0.3%
Other Securities		2,174,513	4.2%
Total Utilities		2,325,609	4.5%
TOTAL COMMON STOCKS		50,166,525	98.0%
TEMPORARY CASH INVESTMENTS — (1.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	608,744	608,744	1.2%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $340,000 FNMA 6.50%, 08/01/36, valued at $253,585) to be repurchased at $247,019	$247	247,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		855,744	1.7%
	Shares
SECURITIES LENDING COLLATERAL — (9.8%)
§@DFA Short Term Investment Fund LP	5,208,808	5,208,808	10.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.25%, 11/03/08 (Collateralized by $390,961 FNMA 5.500%, 03/01/37, valued at $353,019) to be repurchased at $342,743	$343	342,736	0.6%
TOTAL SECURITIES LENDING COLLATERAL		5,551,544	10.8%
TOTAL INVESTMENTS — (100.0%) (Cost $71,117,542)		$56,573,813	110.5%

See accompanying Notes to Financial Statements.
10

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
Australia & New Zealand Banking Group, Ltd.	9,008	$105,596	0.3%
BHP Billiton, Ltd. Sponsored ADR	4,500	174,960	0.5%
Other Securities		1,821,052	4.8%
TOTAL — AUSTRALIA		2,101,608	5.6%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		167,650	0.4%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		268,567	0.7%
CANADA — (5.4%)
COMMON STOCKS — (5.4%)
EnCana Corp.	2,215	112,523	0.3%
Royal Bank of Canada	4,027	156,496	0.4%
Talisman Energy, Inc.	11,200	110,671	0.3%
# Toronto Dominion Bank	2,300	108,617	0.3%
Other Securities		1,907,703	5.1%
TOTAL COMMON STOCKS		2,396,010	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		248	0.0%
TOTAL — CANADA		2,396,258	6.4%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		261,553	0.7%
FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
Nokia Oyj Sponsored ADR	10,100	153,318	0.4%
UPM-Kymmene Oyj	8,399	118,765	0.3%
Other Securities		509,488	1.4%
TOTAL — FINLAND		781,571	2.1%
FRANCE — (7.6%)
COMMON STOCKS — (7.6%)
AXA SA Sponsored ADR	5,800	108,518	0.3%
BNP Paribas SA	2,762	199,420	0.5%
France Telecom SA Sponsored ADR	4,900	124,068	0.3%
GDF Suez	2,973	132,339	0.4%
Sanofi - Aventis ADR	3,480	110,038	0.3%
Schneider Electric SA	1,747	104,711	0.3%
Total SA Sponsored ADR	4,825	267,498	0.7%
Vivendi SA	5,942	155,319	0.4%
Other Securities		2,179,996	5.8%
TOTAL — FRANCE		3,381,907	9.0%

11

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
Allianz SE	1,837	$138,233	0.4%
Deutsche Telekom AG	12,457	184,967	0.5%
E.ON AG	4,346	166,325	0.5%
Siemens AG Sponsored ADR	3,500	210,525	0.6%
# Volkswagen AG	328	198,530	0.5%
Other Securities		1,607,493	4.2%
TOTAL — GERMANY		2,506,073	6.7%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		306,902	0.8%
HONG KONG — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		465,767	1.2%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		256,995	0.7%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		894,199	2.4%
JAPAN — (18.9%)
COMMON STOCKS — (18.9%)
Honda Motor Co., Ltd. Sponsored ADR	5,600	138,712	0.4%
Mitsubishi UFJ Financial Group, Inc.	21,100	132,596	0.4%
Toyota Motor Corp. Sponsored ADR	3,800	289,142	0.8%
Other Securities		7,875,520	20.8%
TOTAL — JAPAN		8,435,970	22.4%
NETHERLANDS — (2.7%)
COMMON STOCKS — (2.7%)
Koninklijke Philips Electronics NV ADR	10,400	192,400	0.5%
Other Securities		1,027,913	2.7%
TOTAL — NETHERLANDS		1,220,313	3.2%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		30,008	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		340,389	0.9%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		175,790	0.5%
SINGAPORE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		162,661	0.4%

12

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (2.8%)
COMMON STOCKS — (2.8%)
* Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	11,700	$135,720	0.4%
# Banco Santander SA Sponsored ADR	18,900	202,986	0.5%
Telefonica SA Sponsored ADR	2,400	133,224	0.4%
Other Securities		801,885	2.1%
TOTAL — SPAIN		1,273,815	3.4%
SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
# Telefonaktiebolaget LM Erricson Sponsored ADR	19,400	137,158	0.4%
Other Securities		588,654	1.5%
TOTAL — SWEDEN		725,812	1.9%
SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Credit Suisse Group AG Sponsored ADR	9,000	336,600	0.9%
Holcim, Ltd.	2,919	165,797	0.5%
Nestle SA	5,157	200,540	0.5%
Novartis AG ADR	5,400	275,346	0.7%
Roche Holding AG Genusschein	1,766	270,069	0.7%
Swiss Re	3,509	146,338	0.4%
Syngenta AG ADR	2,800	104,664	0.3%
* UBS AG ADR	12,900	218,010	0.6%
Other Securities		1,039,943	2.7%
TOTAL — SWITZERLAND		2,757,307	7.3%
UNITED KINGDOM — (17.9%)
COMMON STOCKS — (17.9%)
AstraZeneca P.L.C. Sponsored ADR	5,400	229,284	0.6%
Aviva P.L.C.	29,918	178,461	0.5%
BG Group P.L.C.	9,759	143,496	0.4%
BP P.L.C. Sponsored ADR	14,482	719,755	1.9%
Diageo P.L.C. Sponsored ADR	2,200	136,818	0.4%
GlaxoSmithKline P.L.C. Sponsored ADR	6,150	238,005	0.6%
# HSBC Holdings P.L.C. Sponsored ADR	7,950	469,050	1.3%
# Pearson P.L.C. Sponsored ADR	15,024	152,043	0.4%
Royal Dutch Shell P.L.C. ADR	6,300	348,327	0.9%
Standard Chartered P.L.C.	10,901	180,161	0.5%
Tesco P.L.C.	23,050	126,293	0.4%
Vodafone Group P.L.C. Sponsored ADR	19,700	379,619	1.0%
Xstrata P.L.C.	6,683	114,308	0.3%
Other Securities		4,556,521	12.0%
TOTAL — UNITED KINGDOM		7,972,141	21.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (9.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $26,920,000 FNMA 3.50%, 03/25/33, valued at $4,216,041) to be repurchased at $4,153,325	$4,153	4,153,000	11.0%

13

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (8.0%)
§@DFA Short Term Investment Fund LP	2,627,921	$2,627,921	7.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25% 11/03/08 (Collateralized by $1,129,930 FHLMC 7.000%, 08/01/37, valued at $962,806) to be repurchased at $943,947	$944	943,927	2.5%
TOTAL SECURITIES LENDING COLLATERAL		3,571,848	9.5%
TOTAL INVESTMENTS — (100.0%) (Cost $61,624,762)		$44,608,104	118.5%

See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
ASSETS:
Investments at Value (including $5,423 and $3,158 of securities on loan, respectively)	$50,166	$36,883
Temporary Cash Investments at Value & Cost	856	4,153
Collateral Received from Securities on Loan at Value & Cost	5,552	3,572
Foreign Currencies at Value	—	3,064
Cash	76	15
Receivables:
Investment Securities Sold	7	—
Dividends, Interest, and Tax Reclaims	55	97
From Advisor	4	4
Securities Lending Income	8	4
Fund Shares Sold	420	511
Prepaid Expenses and Other Assets	15	14
Deferred Offering Costs	13	14
Total Assets	57,172	48,331
LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,552	3,572
Investment Securities Purchased	342	6,580
Fund Shares Redeemed	57	500
Accrued Expenses and Other Liabilities	27	24
Total Liabilities	5,978	10,676
NET ASSETS	$51,194	$37,655
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,927,525	6,272,882
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.39	$6.00
Investments at Cost	$64,710	$53,900
Foreign Currencies at Cost	$—	$3,093
NET ASSETS CONSIST OF:
Paid-In Capital	$66,733	$54,617
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	192	161
Accumulated Net Realized Gain (Loss)	(1,187)	(91)
Net Unrealized Foreign Exchange Gain (Loss)	—	14
Net Unrealized Appreciaition (Depreciation)	(14,544)	(17,046)
NET ASSETS	$51,194	$37,655
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
	Period March 12, 2008(a) to Oct. 31, 2008	Period March 12, 2008(a) to Oct. 31, 2008
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $60, respectively)	$555	$639
Interest	24	16
Income from Securities Lending	36	29
Total Investment Income	615	684
Expenses
Investment Advisory Services Fees	84	76
Accounting & Transfer Agent Fees	16	18
Custodian Fees	15	38
Filing Fees	10	8
Shareholders' Reports	23	14
Organizational & Offering Costs	26	26
Professional Fees	2	1
Other	3	2
Total Expenses	179	183
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(71)	(79)
Net Expenses	108	104
Net Investment Income (Loss)	507	580
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,187)	(91)
Foreign Currency Transactions	—	(30)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,544)	(17,046)
Translation of Foreign Currency Denominated Amounts	—	14
Net Realized and Unrealized Gain (Loss)	(15,731)	(17,153)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,224)	$(16,573)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
	Period March 12, 2008(a) to Oct. 31, 2008	Period March 12, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$507	$580
Net Realized Gain (Loss) on: Investment Securities Sold	(1,187)	(91)
Foreign Currency Transactions	—	(30)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(14,544)	(17,046)
Translation of Foreign Currency Denominated Amounts	—	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,224)	(16,573)
Distributions From:
Net Investment Income	(338)	(412)
Total Distributions	(338)	(412)
Capital Share Transactions (1):
Shares Issued	75,889	62,957
Shares Issued in Lieu of Cash Distributions	337	412
Shares Redeemed	(9,470)	(8,729)
Net Increase (Decrease) from Capital Share Transactions	66,756	54,640
Total Increase (Decrease) in Net Assets	51,194	37,655
Net Assets
Beginning of Period	—	—
End of Period	$51,194	$37,655
(1) Shares Issued and Redeemed:
Shares Issued	7,935	7,479
Shares Issued in Lieu of Cash Distributions	34	43
Shares Redeemed	(1,041)	(1,249)
	6,928	6,273
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$192	$161

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

	U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
	Period March 12, 2008(a) to Oct. 31, 2008		Period March 12, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.17	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.64)		(4.03)
Total from Investment Operations	(2.54)		(3.86)
Less Distributions
Net Investment Income	(0.07)		(0.14)
Total Distributions	(0.07)		(0.14)
Net Asset Value, End of Period	$7.39		$6.00
Total Return	(25.62	)%(C)	(39.13	)%(C)
Net Assets, End of Period (thousands)	$51,194		$37,655
Ratio of Expenses to Average Net Assets	0.37	%(B)(D)	0.57	%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.61	%(B)(D)	1.00	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.74	%(B)(D)	3.18	%(B)(D)
Portfolio Turnover Rate	12	%(C)	2	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-six operational portfolios, two of which, the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio (the "Portfolios") are included in this report. The remaining fifty-four portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Sustainability Core 1 Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Sustainability Core 1 Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Sustainability Core 1 Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Sustainability Core 1 Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Sustainability Core 1 Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair

19

value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Sustainability Core 1 Portfolio. When the International Sustainability Core 1 Portfolio uses fair value pricing, the values assigned to the International Sustainability Core 1 Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The funds adopted FAS 157 as of inception. The three levels of the fair value hierarchy under FAS 157 are described below:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Sustainability Core 1 Portfolio	$50,775	$5,799	—	$56,574
International Sustainability Core 1 Portfolio	10,765	33,843	—	44,608

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Sustainability Core 1 Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Sustainability Core 1 Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio;

20

and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors/Trustees and expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Sustainability Core 1 Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Sustainability Core 1 Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the period March 12, 2008 to October 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.29% and 0.42% of average daily net assets for the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio, respectively.

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio to 0.37% and 0.57%, respectively, of each Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue in effect from year to year for one-year periods thereafter unless terminated by the Fund or the Advisor. At October 31, 2008, approximately $71 and $79 (in thousands) of previously waived fees are subject to future recovery by the Advisor for U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio, respectively, over periods not exceeding October 31, 2011.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts

21

paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Sustainability Core 1 Portfolio	$1
International Sustainability Core 1 Portfolio	—

E.  Purchases and Sales of Securities:

For the period March 12, 2008 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	$71,475	$5,596
International Sustainability Core 1 Portfolio	54,688	717

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Sustainability Core 1 Portfolio	$(23)	$23	—
International Sustainability Core 1 Portfolio	(23)	(7)	30

The tax character of dividends and distributions declared and paid during the period March 12, 2008 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$338	—	$338
International Sustainability Core 1 Portfolio	412	—	412

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At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated) Losses)
U.S. Sustainability Core 1 Portfolio	$193	—	$(1,192)	$(999)
International Sustainability Core 1 Portfolio	162	—	(75)	87

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

Expires on October 31, 2016
U.S. Sustainability Core 1 Portfolio	1,192
International Sustainability Core 1 Portfolio	75

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$71,189	$902	$(15,441)	$(14,539)
International Sustainability Core 1 Portfolio	61,641	261	(17,294)	(17,033)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for the period ended October 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

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H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period March 12, 2008 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Sustainability Core 1 Portfolio	2.94%	$797	4	—	$2,148

There were no outstanding borrowings by the Portfolios under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period March 12, 2008 to October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
International Sustainability Core 1 Portfolio	1.97%	$208	7	—	$490

There were no outstanding borrowings by the Portfolios under this line of credit during the period ended October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities

24

of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

L.  Other:

At October 31, 2008, two shareholders held 82% of the outstanding shares of U.S. Sustainability Core 1 Portfolio and two shareholders held 85% of the outstanding shares of the International Sustainability Core 1 Portfolio.   One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008 and the results of each of their operations, the changes in their net assets and their financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

26

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

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Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

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Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

31

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

32

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

33

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

34

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
U.S. Sustainability Core 1 Portfolio	100%	—	—	100%	67%	63%	—	4%	—
International Sustainability Core 1 Portfolio	100%	—	—	100%	6%	100%	14%	2%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

35

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DFA103108-020A

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA International Value ex Tobacco Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP, INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHART

International Value ex Tobacco Portfolio vs. MSCI World ex USA Index (net dividends)

June 30, 2008-October 31, 2008

Growth of $10,000

International Value ex Tobacco Portfolio
MSCI World ex USA Index (net dividends
$10,000
$0
06/08
10/08
$6,353
$6,282

Total Return	From 6/30/2008
	-36.47%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

2

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

3

DFA International Value ex Tobacco Portfolio

The DFA International Value ex Tobacco Portfolio seeks to capture the returns of international large company value stocks. The Portfolio excludes from purchase the stocks of companies that derive more than 10% of their revenue from the manufacturing or sale of tobacco products. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 280 stocks in 22 developed countries, and essentially was fully invested in equities: average cash levels since inception were in general approximately 1% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on June 30, 2008 through October 31, 2008, total returns were –37.18% for the MSCI World ex USA Index (net dividends), and –36.47% for the DFA International Value ex Tobacco Portfolio. Relative to the Index, the better performance of the Portfolio was primarily due to a lower allocation to materials stocks, which underperformed the Index. Materials stocks, which accounted for approximately 7% of the Portfolio compared to 11% of the Index, lagged the MSCI World ex USA Index by approximately 16 percentage points.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

For the Period June 30, 2008 to October 31, 2008

EXPENSE TABLE

	Beginning Account Value 06/30/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return**	$1,000.00	$635.30	0.60%	$1.66
Hypothetical 5% Annual Return***	$1,000.00	$1,022.12	0.60%	$3.05

*  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (124), then divided by the number of days in the year (366) to reflect the expenses paid during the period.

**  Portfolio commenced operations June 30, 2008. The "Ending Account Value" is derived from the Fund's actual return since inception.

***  The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2008 to allow for comparability.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Total
10.2%	5.1%	9.3%	40.8%	0.5%	13.6%	4.5%	6.7%	9.3%	100.0%

6

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.0%)
COMMON STOCKS — (4.0%)
Australia & New Zealand Banking Group, Ltd.	26,396	$309,427	1.0%
National Australia Bank, Ltd.	20,300	329,390	1.0%
Other Securities		729,766	2.3%
TOTAL — AUSTRALIA		1,368,583	4.3%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
OMV AG	5,113	163,667	0.5%
Other Securities		102,061	0.3%
TOTAL — AUSTRIA		265,728	0.8%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Delhaize Group	3,089	173,721	0.5%
Other Securities		86,237	0.3%
TOTAL — BELGIUM		259,958	0.8%
CANADA — (5.8%)
COMMON STOCKS — (5.8%)
# Bank of Montreal	5,179	184,851	0.6%
Canadian Imperial Bank of Commerce	3,900	176,864	0.6%
Petro-Canada	10,100	252,563	0.8%
Toronto Dominion Bank	8,000	377,798	1.2%
Other Securities		981,499	3.0%
TOTAL — CANADA		1,973,575	6.2%
DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
A P Moller - Maersk A.S.	30	172,650	0.6%
Other Securities		231,349	0.7%
TOTAL — DENMARK		403,999	1.3%
FINLAND — (0.7%)
COMMON STOCKS — (0.7%)
UPM-Kymmene Oyj	13,578	191,997	0.6%
Other Securities		49,543	0.2%
TOTAL — FINLAND		241,540	0.8%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
AXA SA Sponsored ADR	23,300	435,943	1.4%
BNP Paribas SA	11,000	794,215	2.5%
Compagnie de Saint-Gobain	6,500	250,815	0.8%
# European Aeronautic Defence & Space Co.	9,143	152,073	0.5%
STMicroelectronics NV	18,300	150,431	0.5%
Other Securities		688,723	2.1%
TOTAL — FRANCE		2,472,200	7.8%

7

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.0%)
COMMON STOCKS — (10.0%)
Allianz SE	6,494	$488,670	1.5%
Bayerische Motoren Werke AG	8,690	220,366	0.7%
# Continental AG	3,838	274,426	0.9%
Daimler AG Sponsored ADR	5,500	189,750	0.6%
Deutsche Telekom AG	86,101	1,278,466	4.0%
Munchener Rueckversicherungs-Gesellschaft AG	2,860	371,284	1.2%
Other Securities		589,663	1.8%
TOTAL — GERMANY		3,412,625	10.7%
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		160,735	0.5%
HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
Cheung Kong Holdings, Ltd.	25,210	242,055	0.8%
Hutchison Whampoa, Ltd.	79,000	426,906	1.3%
Other Securities		422,182	1.3%
TOTAL — HONG KONG		1,091,143	3.4%
IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		77,625	0.2%
ITALY — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		414,439	1.3%
JAPAN — (15.5%)
COMMON STOCKS — (15.5%)
Ajinomoto Co., Inc.	17,000	146,785	0.5%
Dai Nippon Printing Co., Ltd.	15,000	177,227	0.6%
FUJIFILM Holdings Corp.	14,000	322,285	1.0%
Nissan Motor Co., Ltd.	64,300	319,339	1.0%
Other Securities		4,303,383	13.5%
TOTAL — JAPAN		5,269,019	16.6%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
ArcelorMittal ADR	6,200	162,750	0.5%
ING Groep NV	39,432	369,886	1.2%
Koninklijke Philips Electronics NV	42,264	781,032	2.5%
Other Securities		300,532	0.9%
TOTAL — NETHERLANDS		1,614,200	5.1%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		21,154	0.1%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Orkla ASA	23,200	154,447	0.5%
Other Securities		192,155	0.6%
TOTAL — NORWAY		346,602	1.1%

8

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$36,407	0.1%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
DBS Group Holdings, Ltd.	21,907	167,227	0.5%
Other Securities		221,339	0.7%
TOTAL — SINGAPORE		388,566	1.2%
SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
Banco Santander Central Hispano SA	70,000	757,062	2.4%
Repsol YPF SA Sponsored ADR	23,900	456,968	1.4%
Other Securities		270,127	0.9%
TOTAL — SPAIN		1,484,157	4.7%
SWEDEN — (3.6%)
COMMON STOCKS — (3.6%)
Nordea Bank AB	31,665	253,799	0.8%
Telefonaktiebolaget LM Ericsson Series B	80,000	544,592	1.7%
Other Securities		426,341	1.3%
TOTAL — SWEDEN		1,224,732	3.8%
SWITZERLAND — (3.3%)
COMMON STOCKS — (3.3%)
Swiss Re	6,209	258,938	0.8%
Zurich Financial SVCS AG	2,164	439,027	1.4%
Other Securities		417,041	1.3%
TOTAL — SWITZERLAND		1,115,006	3.5%
UNITED KINGDOM — (22.7%)
COMMON STOCKS — (22.7%)
Aviva P.L.C.	46,172	275,416	0.9%
Barclays P.L.C. Sponsored ADR	13,600	146,472	0.5%
# Carnival P.L.C. ADR	7,700	174,790	0.6%
# HSBC Holdings P.L.C. Sponsored ADR	17,100	1,008,900	3.2%
Lloyds TSB Group P.L.C. Sponsored ADR	26,900	340,016	1.1%
# Pearson P.L.C. Sponsored ADR	26,000	263,120	0.8%
* Rolls-Royce Group P.L.C.	59,893	316,888	1.0%
Royal Dutch Shell P.L.C. ADR	28,400	1,570,236	4.9%
Sainsbury (J.) P.L.C.	50,561	230,971	0.7%
Standard Life P.L.C.	44,462	172,114	0.5%
Vodafone Group P.L.C. Sponsored ADR	78,400	1,510,768	4.8%
William Morrison Supermarkets P.L.C.	77,669	330,710	1.0%
Other Securities		1,377,066	4.3%
TOTAL — UNITED KINGDOM		7,717,467	24.3%
	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $170,000 FHLMC 6.50%, 08/01/37, valued at $147,870) to be repurchased at $145,011	$145	145,000	0.5%

9

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (7.5%)
§@ DFA Short Term Investment Fund LP	2,300,293	$2,300,293	7.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.18%, 11/03/08 (Collateralized by $248,660 FNMA 5.125%, 04/15/11, valued at $253,469) to be repurchased at $243,654	$244	243,650	0.8%
TOTAL SECURITIES LENDING COLLATERAL		2,543,943	8.0%
TOTAL INVESTMENTS — (100.0%) (Cost $52,544,048)		$34,048,403	107.1%

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $2,440 of securities on loan)	$31,359
Temporary Cash Investments at Value & Cost	145
Collateral Received from Securities on Loan at Value & Cost	2,544
Foreign Currencies at Value	179
Cash	15
Receivables:
Dividends, Interest and Tax Reclaims	92
Securities Lending Income	7
Deferred Offering Costs	5
Total Assets	34,346
LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,544
Due to Advisor	3
Accrued Expenses and Other Liabilities	7
Total Liabilities	2,554
NET ASSETS	$31,792
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,023,751
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.33
Investments at Cost	$49,855
Foreign Currencies at Cost	$197
NET ASSETS CONSIST OF:
Paid-In Capital	$50,219
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	118
Accumulated Net Realized Gain (Loss)	(32)
Net Unrealized Foreign Exchange Gain (Loss)	1
Net Unrealized Appreciaition (Depreciation)	(18,514)
NET ASSETS	$31,792
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

FOR THE PERIOD JUNE 30, 2008(a) TO OCTOBER 31, 2008

STATEMENT OF OPERATIONS

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $25)	$362
Interest	12
Income from Securities Lending	20
Total Investment Income	394
Expenses
Investment Advisory Services Fees	63
Accounting & Transfer Agent Fees	10
Custodian Fees	6
Filing Fees	2
Professional Fees	1
Organizational & Offering Costs	3
Other	9
Total Expenses	94
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(9)
Net Expenses	85
Net Investment Income (Loss)	309
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(32)
Foreign Currency Transactions	(34)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(18,514)
Translation of Foreign Currency Denominated Amount	1
Net Realized and Unrealized Gain (Loss)	(18,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,270)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

Period June 30, 2008(a) to Oct. 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$309
Net Realized Gain (Loss) on:
Investment Securities Sold	(32)
Foreign Currency Transactions	(34)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(18,514)
Translation of Foreign Currency Denominated Amount	1
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,270)
Distributions From:
Net Investment Income	(160)
Total Distributions	(160)
Capital Share Transactions (1):
Shares Issued	50,062
Shares Issued in Lieu of Cash Distributions	160
Net Increase (Decrease) from Capital Share Transactions	50,222
Total Increase (Decrease) in Net Assets	31,792
Net Assets
Beginning of Period	—
End of Period	$31,792
(1) Shares Issued and Redeemed:
Shares Issued	5,006
Shares Issued in Lieu of Cash Distributions	18
5,024
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$118

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Period June 30, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.72)
Total from Investment Operations	(3.64)
Less Distributions
Net Investment Income	(0.03)
Total Distributions	(0.03)
Net Asset Value, End of Period	$6.33
Total Return	(36.47	)%(C)
Net Assets, End of Period (thousands)	$31,792
Ratio of Expenses to Average Net Assets	0.60	%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.66	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	2.18	%(B)(D)
Portfolio Turnover Rate	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.
  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-six operational portfolios, one of which, the DFA International Value ex Tobacco Portfolio (the "Portfolio") is included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolio (including over-the-counter securities) is valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other

15

information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund adopted FAS 157 as of inception. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value ex Tobacco Portfolio	$8,918	$25,130	—	$34,048

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses. At October 31, 2008, the total liability for deferred compensation to the Trustees is included in Accrued Expenses and Other Liabilities in the amount of $1 (in thousands).

16

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio is allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period June 30, 2008 to October 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.45%.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume expenses of the Portfolio to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through an investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.60% of the Portfolio's average net assets on an annualized basis ("Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Portfolio's Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery.

The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until April 1, 2009, and then shall continue in effect from year to year thereafter, for one-year period, unless terminated by the Fund or the Advisor. At October 31, 2008, approximately $9 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding October 31, 2011.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

17

D.  Purchases and Sales of Securities:

For the period June 30, 2008 to October 31, 2008, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$50,164
Sales	287

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)	Increase (Decrease) Paid-in-Capital
$(31)	$34	$(3)

The tax character of dividends and distributions declared and paid during the period ended October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2008	$160	—	$160

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
$118	$(32)	$86

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2016
$32

18

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$52,544	$46	$(18,542)	$(18,496)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax return for the period ended October 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

19

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

H.  Securities Lending:

As of October 31, 2008, the Portfolio has securities on loan to brokers/dealers, for which it held cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolio's investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

K.  Other:

At October 31, 2008, two shareholders held 83% of the outstanding shares of the Portfolio.

20

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value ex Tobacco Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value ex Tobacco Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

21

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

22

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

23

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

24

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

25

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

26

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

27

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period June 30, 2008 to October 31, 2008, the portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
DFA International Value ex Tobacco Portfolio	100%	—	—	100%	1%	100%	16%	8%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on March 20, 2008 (the "Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for DFA International Value ex Tobacco Portfolio (the "Portfolio"). For the Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Portfolio, and the resources of the Advisor dedicated to the Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Portfolio. The Board noted that the services that were proposed to be provided to the Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Portfolio, and compared the fees to be charged to the Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Portfolio was in the best interests of the Portfolio and its shareholders.

31

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DFA103108-021A

ITEM 2.                             CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”).  The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)                                  Audit Fees

Fiscal Year Ended October 31, 2008:  $813,834

Fiscal Year Ended November 30, 2007:  $643,000

(b)                                 Audit-Related Fees

Fees for Registrant                        Fiscal Year Ended October 31, 2008:  $69,941

Fiscal Year Ended November 30, 2007:  $59,541

For fiscal years ended October 31, 2008 and November 30, 2007 Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2008:  $165,000

Fiscal Year Ended November 30, 2007:  $130,000

For the fiscal years ended October 31, 2008 and November 30, 2007, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)                                  Tax Fees

Fees for Registrant                        Fiscal Year Ended October 31, 2008:  $233,289

Fiscal Year Ended November 30, 2007:  $134,199

Tax Fees included, for the fiscal years ended October 31, 2008 and November 30, 2007, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)                                 All Other Fees

Fees for Registrant                        Fiscal Year Ended October 31, 2008:  $0

Fiscal Year Ended November 30, 2007:  $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)                    Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.                                   General

1.                                       The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.                                       The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.                                     Pre-Approval of Audit Services to the Funds

1.                                       The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.                                       The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.                                       Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.                                     Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.                                       The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.                                       Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.                                       The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.                                       The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.                                       A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.                                    Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.                                       The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.                                       Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.                                       The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.                                       The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)                                  pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)                                 refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.                                       The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.                                      Amendment; Annual Review

1.                                       The Committee may amend these procedures from time to time.

2.                                       These procedures shall be reviewed annually by the Committee.

F.                                      Recordkeeping

1.                                       The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.                                       In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.                                       A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)                    The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2008 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)                                 Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2008:  $918,979

Fiscal Year Ended November 30, 2007:  $557,072

(h)                                 The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.                             INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

T.A. U.S. Core Equity 2 Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

T.A. World ex U.S. Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

The U.S. Large Company Series	Master fund for U.S. Large Company Portfolio

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The U.S. Small Cap Value Series	Master fund for U.S. Small Cap Value Portfolio

The U.S. Small Cap Series	Master fund for U.S. Small Cap Portfolio

The U.S. Micro Cap Series	Master fund for U.S. Micro Cap Portfolio

The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund Inc.	Master fund for Emerging Markets Value Portfolio

Emerging Markets Social Core Equity Portfolio	Series of Registrant

U.S. Social Core Equity 2 Portfolio	Series of Registrant

Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant

Tax-Managed U.S. Small Cap Portfolio	Series of Registrant

Tax-Managed DFA International Value Portfolio	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio

CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant

CSTG&E International Social Core Equity Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

DFA International Value ex Tobacco Portfolio	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Corporation
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
REIT	Real Estate Investment Trust
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of October 31, 2008.
(r)	The adjustable rate shown is effective as of October 31, 2008.
(y)	The rate shown is the effective yield.
§	Affiliated Fund.
–	Amounts designated as - are either zero or rounded to zero

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (78.8%)
Consumer Discretionary — (11.3%)
* #	1-800-FLOWERS.COM, Inc.	24,345	$130,246
*	4Kids Entertainment, Inc.	22,909	121,189
*	99 Cents Only Stores	170,700	2,082,540
*	A.C. Moore Arts & Crafts, Inc.	58,764	163,364
	Aaron Rents, Inc.	76,518	1,896,881
* #	AbitibiBowater, Inc.	19,120	37,284
*	Acme Communications, Inc.	656	328
	Acme United Corp.	291	2,997
	Aldila, Inc.	8,764	37,685
*	Alloy, Inc.	48,755	244,750
#	American Axle & Manufacturing Holdings, Inc.	89,841	322,529
	American Greetings Corp. Class A	38,000	443,840
* #	America’s Car-Mart, Inc.	19,896	324,902
*	AnnTaylor Stores Corp.	103,470	1,300,618
#	Arctic Cat, Inc.	34,523	261,684
#	ArvinMeritor, Inc.	122,312	724,087
	Asbury Automotive Group, Inc.	18,700	60,775
*	Ashworth, Inc.	10,579	19,360
*	ATC Technology Corp.	16,449	360,727
*	Audiovox Corp. Class A	9,742	57,380
* #	AutoNation, Inc.	173,310	1,190,640
*	Avatar Holdings, Inc.	15,235	517,228
*	Bakers Footwear Group, Inc.	5,001	6,151
*	Ballantyne of Omaha, Inc.	12,162	21,892
#	Barnes & Noble, Inc.	93,400	1,763,392
#	Bassett Furniture Industries, Inc.	38,731	170,804
	Beasley Broadcast Group, Inc.	9,053	13,489
	Beazer Homes USA, Inc.	103,200	327,144
#	Belo Corp.	22,070	73,052
#	Belo Corp. Class A	147,465	314,100
*	Big Lots, Inc.	800	19,544
#	Blockbuster, Inc. Class A	325,951	495,446
* #	Blockbuster, Inc. Class B	83,976	73,059
*	Bluegreen Corp.	29,048	140,883
	Blyth, Inc.	22,696	195,186
	Bob Evans Farms, Inc.	32,600	680,688
#	Bon-Ton Stores, Inc.	43,715	97,922
	Books-A-Million, Inc.	17,750	55,912
#	Borders Group, Inc.	192,525	652,660
#	Brookfield Homes Corp.	75,781	694,154
	Brown Shoe Company, Inc.	96,456	1,016,646
#	Brunswick Corp.	150,859	523,481
*	Build-A-Bear-Workshop, Inc.	69,809	363,007
* #	Cabela’s, Inc.	151,500	1,204,425

1

*	Cache, Inc.	4,027	14,457
* #	California Coastal Communities, Inc.	8,814	11,194
	Callaway Golf Co.	111,990	1,171,415
	Canterbury Park Holding Corp.	700	4,830
	Carmike Cinemas, Inc.	21,745	46,752
*	Carriage Services, Inc.	36,140	86,013
*	Casual Male Retail Group, Inc.	113,361	215,386
	Cato Corp. Class A	22,100	342,992
*	Cavalier Homes, Inc.	9,478	15,070
*	Cavco Industries, Inc.	18,565	631,767
* #	Champion Enterprises, Inc.	34,558	64,623
*	Charlotte Russe Holding, Inc.	50,778	429,074
* #	Charming Shoppes, Inc.	186,548	205,203
* #	Cheesecake Factory, Inc.	61,700	542,960
* #	Chico’s FAS, Inc.	199,466	678,184
#	Christopher & Banks Corp.	37,492	195,708
	Churchill Downs, Inc.	22,720	862,906
#	Cinemark Holdings, Inc.	122,934	1,019,123
#	Citadel Broadcasting Co.	61,700	18,510
	Coachmen Industries, Inc.	9,533	10,296
*	Coldwater Creek, Inc.	83,600	300,124
	Collectors Universe, Inc.	12,316	45,695
#	Columbia Sportswear Co.	51,500	1,898,805
*	Concord Camera Corp.	1,728	3,421
* #	Conn’s, Inc.	80,076	1,085,030
#	Cooper Tire & Rubber Co.	88,900	678,307
	Courier Corp.	11,649	202,809
* #	Cox Radio, Inc.	48,380	263,671
	CSS Industries, Inc.	7,200	159,840
*	Culp, Inc.	18,935	54,343
* #	Cumulus Media, Inc. Class A	28,900	30,345
*	Cybex International, Inc.	35,900	71,082
*	dELiA*s, Inc.	78,576	190,154
*	Design Within Reach, Inc.	13,833	27,804
*	DG FastChannel, Inc.	29,777	527,351
*	Diedrich Coffee, Inc.	1,706	1,791
#	Dillards, Inc. Class A	93,214	496,831
#	DineEquity, Inc.	15,600	281,268
*	Dixie Group, Inc.	2,833	11,615
	Dover Motorsports, Inc.	17,300	37,022
* #	DSW, Inc.	14,500	187,485
	E.W. Scripps Co.	53,833	250,323
* #	Eddie Bauer Holdings, Inc.	83,505	286,422
*	Emerson Radio Corp.	1,000	580
	Emmis Communications Corp. Class A	18,473	12,007
#	Entercom Communications Corp.	27,177	18,752
*	Entravision Communications Corp.	50,794	96,001
#	Ethan Allen Interiors, Inc.	7,900	141,331
	Finish Line, Inc. Class A	75,164	719,319
*	Finlay Enterprises, Inc.	3,300	429
	Fisher Communications, Inc.	21,903	808,221
	Foot Locker, Inc.	200,981	2,938,342
* #	Franklin Covey Co.	26,350	134,385
*	Franklin Electronic Publishers, Inc.	2,819	3,594
#	Fred’s, Inc.	97,335	1,192,354

2

*	Full House Resorts, Inc.	13,700	16,440
	Furniture Brands International, Inc.	77,700	442,113
*	GameTech International, Inc.	1,700	4,012
* #	Gander Mountain Co.	40,086	81,375
#	Gannett Co., Inc.	124,376	1,368,136
* #	Gaylord Entertainment Co.	93,050	1,992,200
* #	Genesco, Inc.	35,947	891,845
*	Gentek, Inc.	1,839	33,102
*	G-III Apparel Group, Ltd.	28,479	393,295
*	Gottschalks, Inc.	6,300	4,410
#	Gray Television, Inc.	25,500	12,750
*	Great Wolf Resorts, Inc.	28,774	54,383
#	Group 1 Automotive, Inc.	56,527	568,096
*	Hampshire Group, Ltd.	1,200	5,820
#	Handleman Co.	9,400	12,126
#	Harte-Hanks, Inc.	83,903	588,999
*	Hartmarx Corp.	7,200	4,248
	Haverty Furniture Co., Inc.	41,670	410,033
*	Hayes Lemmerz International, Inc.	122,600	163,058
	Hearst-Argyle Television, Inc.	60,547	906,994
*	Heelys, Inc.	52,822	185,405
*	Helen of Troy, Ltd.	68,856	1,238,719
*	Hollywood Media Corp.	18,543	35,603
*	Home Solutions of America, Inc.	8,920	2,676
	Hooker Furniture Corp.	10,089	91,911
*	Hot Topic, Inc.	115,246	746,794
*	Hovnanian Enterprises, Inc. Class A	99,380	426,340
* #	Iconix Brand Group, Inc.	74,900	815,661
*	Image Entertainment, Inc.	1,767	1,361
*	Infosonics Corp.	700	294
*	Interstate Hotels & Resorts, Inc.	53,918	52,840
* #	Isle of Capri Casinos, Inc.	74,555	379,485
	J. Alexander’s Corp.	1,990	9,651
*	JAKKS Pacific, Inc.	20,099	449,615
* #	Jarden Corp.	111,765	1,989,417
*	Jo-Ann Stores, Inc.	44,351	849,765
	Johnson Outdoors, Inc.	951	7,950
	Jones Apparel Group, Inc.	172,483	1,916,286
* #	Jos. A. Bank Clothiers, Inc.	11,600	295,452
	Journal Communications, Inc. Class A	60,137	150,342
#	Journal Register Co.	18,215	182
#	KB HOME	139,700	2,331,593
	Kenneth Cole Productions, Inc. Class A	27,354	363,261
	Kimball International, Inc. Class B	18,729	139,531
* #	Kona Grill, Inc.	581	1,476
	K-Swiss, Inc. Class A	36,955	559,129
*	Lakeland Industries, Inc.	13,824	137,272
*	Lakes Entertainment, Inc.	59,021	253,790
	Landry’s Restaurants, Inc.	10,400	130,520
*	Lazare Kaplan International, Inc.	2,217	15,962
#	La-Z-Boy, Inc.	89,661	518,241
*	LeapFrog Enterprises, Inc.	19,000	128,250
*	Lear Corp.	55,700	111,957
#	Lee Enterprises, Inc.	63,950	159,875
#	Leggett & Platt, Inc.	149,747	2,599,608

3

#	Lennar Corp. Class A	123,400	955,116
* #	Lenox Group, Inc.	7,200	360
	Libbey, Inc.	11,570	42,346
*	Liberty Media Holding Corp. Capital Class A	166,331	1,132,714
	Lifetime Brands, Inc.	17,636	86,416
*	LIN TV Corp.	15,000	25,650
*	Lincoln Educational Services	7,465	107,944
#	Lithia Motors, Inc. Class A	11,235	46,063
*	Live Nation, Inc.	126,200	1,419,750
	Liz Claiborne, Inc.	117,460	957,299
*	Lodgian, Inc.	10,400	53,040
*	Luby’s, Inc.	65,873	318,825
#	M/I Homes, Inc.	49,749	677,084
* #	MarineMax, Inc.	10,100	23,432
*	McCormick & Schmick’s Seafood Restaurants, Inc.	27,189	132,954
	MDC Holdings, Inc.	52,042	1,750,172
#	Media General, Inc. Class A	57,560	439,183
	Meredith Corp.	59,381	1,150,210
* #	Meritage Homes Corp.	69,900	959,727
	Modine Manufacturing Co.	48,924	362,038
* #	Mohawk Industries, Inc.	88,140	4,264,213
#	Monaco Coach Corp.	13,745	30,239
	Monro Muffler Brake, Inc.	17,713	381,361
*	Morton’s Restaurant Group, Inc.	43,762	151,417
*	Mothers Work, Inc.	11,123	97,660
	Movado Group, Inc.	35,223	535,742
*	MTR Gaming Group, Inc.	16,540	44,327
* #	Multimedia Games, Inc.	44,030	132,971
*	Nathan’s Famous, Inc.	789	12,403
	National Presto Industries, Inc.	6,146	407,172
#	Nautilus Group, Inc.	100,700	245,708
*	Navarre Corp.	7,100	6,532
	New Frontier Media, Inc.	57,229	109,880
*	New Motion, Inc.	8,472	15,080
*	New York & Co., Inc.	54,800	154,536
#	Noble International, Ltd.	36,947	59,115
	OfficeMax, Inc.	37,100	298,655
#	Orleans Homebuilders, Inc.	16,969	52,095
	O’Charleys, Inc.	11,200	84,000
*	Outdoor Channel Holdings, Inc.	47,715	381,720
	Oxford Industries, Inc.	56,711	763,897
*	Pacific Sunwear of California, Inc.	109,700	375,174
* #	Palm Harbor Homes, Inc.	23,110	198,746
*	PC Mall, Inc.	33,476	149,972
	Pennichuck Corp.	416	8,907
#	Penske Automotive Group, Inc.	188,700	1,545,453
*	Perry Ellis International, Inc.	37,335	365,510
#	Phillips-Van Heusen Corp.	16,935	415,077
*	Phoenix Footwear Group, Inc.	562	228
	Pier 1 Imports, Inc.	69,853	96,397
* #	Pinnacle Entertainment, Inc.	55,070	308,392
*	Playboy Enterprises, Inc. Class B	21,977	54,283
*	Proliance International, Inc.	9,561	5,737
*	Quiksilver, Inc.	69,649	180,391
*	Radio One, Inc. Class D	45,409	3,628

4

*	Rainmaker Systems, Inc.	4,897	6,121
*	RC2 Corp.	48,618	617,449
#	RCN Corp.	25,564	164,888
*	Red Lion Hotels Corp.	24,058	66,641
* #	Red Robin Gourmet Burgers, Inc.	13,500	205,065
	Regis Corp.	98,151	1,214,128
* #	Rent-A-Center, Inc.	51,600	753,360
*	Retail Ventures, Inc.	78,263	161,222
*	Rocky Brands, Inc.	8,078	33,524
	Royal Caribbean Cruises, Ltd.	83,132	1,127,270
*	Rubio’s Restaurants, Inc.	10,040	43,975
#	Ruby Tuesday, Inc.	150,450	362,584
	Russ Berrie & Co., Inc.	14,060	37,962
*	Ruth’s Hospitality Group, Inc.	26,756	61,271
#	Ryland Group, Inc.	91,700	1,723,043
*	Saga Communications, Inc. Class A	43,549	232,987
#	Saks, Inc.	68,500	411,000
	Salem Communications Corp.	6,363	6,681
	Sauer-Danfoss, Inc.	14,300	146,575
	Scholastic Corp.	21,300	395,541
	Service Corp. International	229,446	1,583,177
* #	Sharper Image Corp.	5,949	625
	Shiloh Industries, Inc.	22,466	112,555
*	Shoe Carnival, Inc.	33,209	465,258
*	Silverleaf Resorts, Inc.	4,600	4,370
	Sinclair Broadcast Group, Inc. Class A	92,078	297,412
*	Skechers U.S.A., Inc. Class A	75,930	1,031,129
	Skyline Corp.	19,716	426,260
* #	Smith & Wesson Holding Corp.	25,721	59,158
	Sonic Automotive, Inc.	63,339	324,929
* #	Source Interlink Companies, Inc.	20,700	7,659
*	Spanish Broadcasting System, Inc.	14,010	3,222
#	Spartan Motors, Inc.	36,398	167,067
	Speedway Motorsports, Inc.	80,312	1,280,976
*	Sport Chalet, Inc. Class A	8,207	12,885
	Sport Supply Group, Inc.	18,157	145,801
	Stage Stores, Inc.	56,007	431,814
	Standard Motor Products, Inc.	9,875	41,574
	Standard Pacific Corp.	255,450	728,032
	Stanley Furniture, Inc.	14,513	142,808
	Stein Mart, Inc.	16,615	35,722
*	Steinway Musical Instruments, Inc.	23,298	518,613
*	Steven Madden, Ltd.	11,911	259,422
#	Stewart Enterprises, Inc.	49,400	255,398
*	Stoneridge, Inc.	53,740	305,781
	Sturm Ruger & Co., Inc.	19,170	137,065
#	Superior Industries International, Inc.	31,600	451,880
	Superior Uniform Group, Inc.	5,139	51,339
*	Syms Corp.	5,305	55,702
#	Systemax, Inc.	36,850	521,796
#	Talbots, Inc.	40,500	397,305
	Tandy Brand Accessories, Inc.	4,881	11,763
*	Tandy Leather Factory, Inc.	422	971
*	Tenneco Automotive, Inc.	26,477	130,002
*	The Dress Barn, Inc.	55,061	526,383

5

	The Marcus Corp.	48,518	680,708
#	The McClatchey Co.	44,563	136,808
	The Men’s Wearhouse, Inc.	85,034	1,300,170
	The Pep Boys - Manny, Moe & Jack	28,400	136,888
* #	The Steak n Shake Co.	102,156	526,103
* #	Timberland Co. Class A	43,500	526,350
*	Toll Brothers, Inc.	244,919	5,662,527
*	Trans World Entertainment Corp.	15,200	36,480
* #	Trump Entertainment Resorts, Inc.	7,900	5,293
*	TRW Automotive Holdings Corp.	106,421	672,581
*	Tuesday Morning Corp.	72,758	162,978
* #	Unifi, Inc.	75,294	361,411
	Unifirst Corp.	24,390	795,846
*	Universal Electronics, Inc.	9,400	198,622
* #	Vail Resorts, Inc.	34,000	1,130,840
* #	Valassis Communications, Inc.	96,290	427,528
*	ValueVision Media, Inc. Class A	57,319	39,550
*	VCG Holding Corp.	30,771	74,466
	Virco Manufacturing Corp.	14,205	38,922
*	Voyager Learning Co.	2,600	3,900
*	Warnaco Group, Inc.	28,316	844,100
*	Wells-Gardner Electronics Corp.	2,693	1,750
*	West Marine, Inc.	10,808	68,415
*	WPT Enterprises, Inc.	28,270	10,743
	Wyndham Worldwide Corp.	205,685	1,684,560
	Xerium Technologies, Inc.	8,400	32,676
* #	Zale Corp.	72,700	1,240,262
Total Consumer Discretionary			122,051,594

Consumer Staples — (3.8%)
*	Alliance One International, Inc.	79,200	264,528
#	American Italian Pasta Co.	3,757	47,902
#	Andersons, Inc.	16,457	438,250
	B&G Foods, Inc.	8,516	31,765
* #	BJ’s Wholesale Club, Inc.	19,000	668,800
#	Cal-Maine Foods, Inc.	700	20,573
* #	Caribou Coffee Co.	22,288	39,673
	Casey’s General Stores, Inc.	86,244	2,604,569
	CCA Industries, Inc.	354	1,593
*	Central Garden & Pet Co.	75,104	253,852
*	Central Garden & Pet Co. Class A	135,648	431,361
#	Chiquita Brands International, Inc.	69,852	953,480
	Coffee Holding Co, Inc.	600	990
* #	Collective Brands, Inc.	97,732	1,249,992
*	Constellation Brands, Inc. Class A	249,583	3,129,771
	Corn Products International, Inc.	109,727	2,668,561
*	Craft Brewers Alliance, Inc.	5,134	14,324
	Del Monte Foods Co.	349,840	2,207,490
* #	Elizabeth Arden, Inc.	48,345	835,885
	Farmer Brothers Co.	26,805	643,320
*	Hain Celestial Group, Inc.	67,169	1,561,008
	Imperial Sugar Co.	30,571	361,961
	Ingles Market, Inc. Class A	27,710	517,069
	Inter Parfums, Inc.	24,510	285,787
	J & J Snack Foods Corp.	17,325	543,312

6

#	J.M. Smucker Co.	53,410	2,379,950
#	Lance, Inc.	36,419	753,509
#	Mannatech, Inc.	20,954	84,026
* #	Maui Land & Pineapple Co., Inc.	12,780	198,090
	MGP Ingredients, Inc.	6,909	10,502
*	Monterey Pasta Co.	1,400	2,212
	Nash-Finch Co.	17,000	670,310
*	Natural Alternatives International, Inc.	6,368	39,991
* #	Natural Health Trends Corp.	3,000	1,260
*	Omega Protein Corp.	15,861	117,054
*	Pantry, Inc.	37,541	826,653
*	Parlux Fragrances, Inc.	57,863	186,897
	PepsiAmericas, Inc.	160,714	3,042,316
#	Pilgrim’s Pride Corp.	68,900	75,790
*	Prestige Brands Holdings, Inc.	177,430	1,226,041
	PriceSmart, Inc.	4,712	70,209
	Reddy Ice Holdings, Inc.	810	2,155
* #	Rite Aid Corp.	174,400	87,200
#	Ruddick Corp.	46,458	1,330,557
	Sanderson Farms, Inc.	23,777	742,318
* #	Sanfilippo (John B.) & Son, Inc.	17,226	124,199
	Seaboard Corp.	540	723,600
* #	Smart Balance, Inc.	13,059	93,502
* #	Smithfield Foods, Inc.	167,724	1,764,456
	Spartan Stores, Inc.	897	24,210
* #	Spectrum Brands, Inc.	15,262	11,141
	Tasty Baking Co.	3,760	16,469
*	TreeHouse Foods, Inc.	65,340	1,977,188
#	Universal Corp.	29,400	1,163,946
#	Weis Markets, Inc.	44,689	1,449,711
*	Winn-Dixie Stores, Inc.	107,099	1,608,627
Total Consumer Staples			40,579,905

Energy — (5.0%)
*	Allis-Chalmers Energy, Inc.	112,217	758,587
*	American Oil & Gas, Inc.	19,800	35,640
*	Aventine Renewable Energy Holdings, Inc.	141,900	276,705
*	Basic Energy Services, Inc.	69,175	946,314
*	Boots & Coots International Well Control, Inc.	41,514	71,404
*	Brigham Exploration Co.	85,884	673,331
* #	Bristow Group, Inc.	40,633	1,006,479
*	Bronco Drilling Co., Inc.	34,944	269,768
* #	Cal Dive International, Inc.	158,544	1,349,209
*	Callon Petroleum Co.	58,196	600,583
#	Cimarex Energy Co.	115,417	4,669,772
*	Clayton Williams Energy, Inc.	11,032	534,280
*	Complete Production Services, Inc.	68,418	847,699
*	Comstock Resources, Inc.	33,470	1,654,087
*	CREDO Petroleum Corp.	197	1,724
* #	Edge Petroleum Corp.	26,042	15,365
*	Encore Acquisition Co.	33,250	1,035,737
*	Endeavour International Corp.	4,899	3,674
*	EXCO Resources, Inc.	122,500	1,125,775
* #	Exterran Holdings, Inc.	26,088	584,632
* #	Forest Oil Corp.	43,921	1,282,932

7

*	Geokinetics, Inc.	19,307	110,050
*	Geomet, Inc.	101,334	298,935
* #	Grey Wolf, Inc.	300,382	1,928,452
	Gulf Island Fabrication, Inc.	22,298	439,494
*	Gulfmark Offshore, Inc.	39,160	1,448,920
*	Gulfport Energy Corp.	12,900	90,945
* #	Harvest Natural Resources, Inc.	34,000	288,660
*	Hercules Offshore, Inc.	33,973	247,663
*	HKN, Inc.	16,741	87,388
*	Hornbeck Offshore Services, Inc.	44,091	1,049,366
*	Infinity, Inc.	8,200	3,362
* #	Mariner Energy, Inc.	110,707	1,593,074
*	Meridian Resource Corp.	156,278	185,971
*	Mitcham Industries, Inc.	5,515	30,112
*	Natural Gas Services Group	16,082	213,086
*	Newpark Resources, Inc.	133,311	766,538
*	OMNI Energy Services Corp.	40,508	91,143
	Overseas Shipholding Group, Inc.	44,753	1,681,818
*	Parker Drilling Co.	163,129	835,220
	Patterson-UTI Energy, Inc.	5,400	71,658
	Penn Virginia Corp.	27,300	1,014,741
*	Petroleum Development Corp.	25,245	522,824
*	PHI, Inc. Non-Voting	27,730	581,775
*	Pioneer Drilling Co.	86,790	671,755
	Rowan Companies, Inc.	140,833	2,554,711
* #	Royale Energy, Inc.	1,700	6,018
* #	SEACOR Holdings, Inc.	28,541	1,917,099
*	Stone Energy Corp.	78,580	2,384,117
*	Swift Energy Corp.	66,131	2,121,482
* #	Teton Energy Corp.	14,767	22,298
	Tidewater, Inc.	79,728	3,476,938
* #	Toreador Resources Corp.	22,072	163,333
* #	Trico Marine Services, Inc.	37,800	340,200
*	TXCO Resources, Inc.	1,161	6,084
*	Union Drilling, Inc.	64,725	354,693
*	Unit Corp.	74,546	2,798,457
#	USEC, Inc.	231,100	954,443
	W&T Offshore, Inc.	95,200	1,824,984
*	Whiting Petroleum Corp.	40,100	2,084,799
#	World Fuel Services Corp.	47,783	1,023,990
Total Energy			54,030,293

Financials — (22.4%)
	1st Source Corp.	47,885	1,027,612
	21st Century Holding Co.	15,840	85,853
	Abigail Adams National Bancorp, Inc.	500	2,000
	Abington Bancorp, Inc.	62,304	644,846
	Advanta Corp. Class A	30,332	71,887
	Advanta Corp. Class B	80,633	364,461
	Affirmative Insurance Holdings, Inc.	9,009	10,721
* #	Allegheny Corp.	8,392	2,366,544
* #	Alphatec Holdings, Inc.	11,238	44,165
	AMBAC Financial Group, Inc.	428,363	1,148,013
*	AmComp, Inc.	15,009	182,209
#	Amcore Financial, Inc.	38,406	178,588

8

	American Bancorp of New Jersey, Inc.	10,666	95,994
#	American Capital, Ltd.	188,801	2,652,654
	American Equity Investment Life Holding Co.	28,700	129,724
	American Financial Group, Inc.	165,364	3,758,724
	American National Insurance Co.	10,400	710,112
#	American West Bancorporation	24,764	29,964
* #	AmeriCredit Corp.	271,100	1,588,646
	Ameris Bancorp	25,057	276,629
*	Amerisafe, Inc.	30,716	529,544
*	AmeriServe Financial, Inc.	34,196	84,122
#	Anchor Bancorp Wisconsin, Inc.	2,834	16,154
*	Argo Group International Holdings, Ltd.	30,842	983,860
#	Arrow Financial Corp.	9,418	244,774
#	Asset Acceptance Capital Corp.	51,350	416,448
#	Associated Banc-Corp.	118,535	2,614,882
#	ASTA Funding, Inc.	4,644	15,790
	Atlantic Coast Federal Corp.	23,389	152,262
* #	B of I Holding, Inc.	9,141	42,049
	Baldwin & Lyons, Inc. Class B	4,725	85,948
#	BancFirst Corp.	21,746	1,095,998
	BancorpSouth, Inc.	66,900	1,623,663
	BancTrust Financial Group, Inc.	18,503	230,547
	Bank Mutual Corp.	69,265	798,625
*	Bank of Florida Corp.	11,442	69,796
	Bank of Granite Corp.	12,766	49,149
	Bank of the Ozarks, Inc.	33,488	1,018,035
#	BankAtlantic Bancorp, Inc.	6,960	42,943
	BankFinancial Corp.	57,995	706,959
#	BankUnited Financial Corp. Class A	17,900	8,323
	Banner Corp.	26,912	343,666
	Benjamin Franklin Bancorp, Inc.	300	3,897
#	Berkshire Hills Bancorp, Inc.	21,597	562,170
	Beverly Hills Bancorp, Inc.	23,819	17,388
	BGC Partners, Inc. Class A	16,903	69,133
#	Boston Private Financial Holdings, Inc.	133,500	1,180,140
*	Broadpoint Securities Group, Inc.	700	2,065
	Brookline Bancorp, Inc.	94,339	1,103,766
	Cadence Financial Corp.	24,171	181,282
	Capital City Bank Group, Inc.	16,160	452,480
	Capital Corp. of the West	2,549	5,863
#	Capital Southwest Corp.	9,495	968,490
	Capitol Bancorp, Ltd.	40,682	416,584
	Cardinal Financial Corp.	64,827	404,520
	Cascade Financial Corp.	1,919	13,337
	Cash America International, Inc.	21,801	771,101
#	Cathay General Bancorp	83,934	2,054,704
	Center Bancorp, Inc.	19,587	199,787
	Center Financial Corp.	48,085	495,275
*	Central Jersey Bancorp	1,384	9,467
#	Central Pacific Financial Corp.	102,700	1,602,120
	Chemical Financial Corp.	40,496	1,063,830
	Cincinnati Financial Corp.	53,627	1,393,766
#	CIT Group, Inc.	137,917	570,976
	Citizens Community Bancorp, Inc.	6,167	36,447
	Citizens First Bancorp, Inc.	5,300	15,635

9

#	Citizens Republic Bancorp, Inc.	108,914	321,296
* #	Citizens, Inc.	65,800	558,642
#	City Holding Co.	20,365	852,072
#	City National Corp.	44,100	2,360,673
#	Clifton Savings Bancorp, Inc.	4,525	49,322
*	CNA Surety Corp.	92,791	1,285,155
#	CoBiz Financial, Inc.	35,971	418,702
	Columbia Banking System, Inc.	30,554	486,420
	Comerica, Inc.	139,100	3,837,769
* #	Community Bancorp	4,358	14,033
#	Community Bank System, Inc.	50,318	1,255,434
	Community Trust Bancorp, Inc.	25,201	841,209
	Compass Diversified Holdings	85,863	1,047,529
* #	CompuCredit Corp.	116,791	301,321
*	Conseco, Inc.	171,900	319,734
*	Consumer Portfolio Services, Inc.	5,886	6,357
*	Core-Mark Holding Co., Inc.	32,642	645,332
#	Corus Bankshares, Inc.	88,674	195,083
*	Cowen Group, Inc.	38,082	269,240
*	Crescent Financial Corp.	10,577	56,587
	CVB Financial Corp.	78,074	988,417
*	Dearborn Bancorp, Inc.	11,256	34,106
	Delphi Financial Group, Inc. Class A	96,006	1,512,094
	Delta Financial Corp.	12,200	61
	Dime Community Bancshares	40,994	684,600
	Donegal Group, Inc. Class A	35,032	573,824
* #	E*TRADE Financial Corp.	312,505	568,759
#	East West Bancorp, Inc.	52,630	913,130
	Eastern Insurance Holdings, Inc.	15,602	146,503
*	Encore Bancshares, Inc.	1,500	25,035
*	Encore Capital Group, Inc.	59,155	553,691
	Enterprise Financial Services Corp.	16,370	303,663
	ESSA Bancorp, Inc.	48,894	677,671
#	F.N.B. Corp.	104,969	1,375,094
	FBL Financial Group, Inc. Class A	51,680	902,333
#	Federal Agriculture Mortgage Corp. Class C	6,700	38,860
	Fidelity National Financial, Inc.	266,110	2,397,651
	Fidelity Southern Corp.	519	1,793
	Financial Federal Corp.	39,442	913,082
*	First Acceptance Corp.	43,494	132,657
	First American Corp.	122,304	2,496,225
#	First Bancorp	23,903	418,302
	First Busey Corp.	60,392	1,125,707
	First Business Financial Services, Inc.	400	6,792
	First Citizens BancShares, Inc.	3,500	535,220
#	First Commonwealth Financial Corp.	124,397	1,375,831
#	First Community Bancshares, Inc.	8,375	262,137
	First Defiance Financial Corp.	7,197	72,330
	First Federal Bancshares of Arkansas, Inc.	900	7,848
	First Federal of Northern Michigan Bancorp, Inc.	600	1,650
#	First Financial Bancorp	74,465	1,001,554
	First Financial Corp.	21,454	907,075
	First Financial Holdings, Inc.	28,770	624,309
	First Financial Northwest, Inc.	5,005	40,891
#	First Marblehead Corp.	29,500	50,150

10

	First Merchants Corp.	8,750	192,587
*	First Mercury Financial Corp.	51,596	556,721
#	First Midwest Bancorp, Inc.	56,373	1,252,044
#	First Niagara Financial Group, Inc.	172,435	2,719,300
	First Place Financial Corp.	3,800	26,106
*	First Regional Bancorp	2,260	12,430
	First Security Group, Inc.	1,200	8,988
#	First South Bancorp, Inc.	1,788	25,121
	First State Bancorporation	31,800	117,660
*	FirstCity Financial Corp.	18,349	59,634
* #	FirstFed Financial Corp.	26,763	239,529
	FirstMerit Corp.	105,428	2,458,581
#	Flagstar Bancorp, Inc.	102,600	194,940
	Flushing Financial Corp.	36,157	562,241
	FNB United Corp.	6,237	40,104
*	Forestar Real Estate Group, Inc.	500	4,375
*	FPIC Insurance Group, Inc.	13,855	620,150
*	Franklin Credit Management Corp.	500	200
#	Frontier Financial Corp.	42,741	284,655
#	Fulton Financial Corp.	180,751	1,897,885
#	Gateway Financial Holdings, Inc.	20,653	112,352
	German American Bancorp, Inc.	6,133	69,916
#	Glacier Bancorp, Inc.	40,900	824,953
*	Golfsmith International Holdings, Inc.	100	95
#	Great Southern Bancorp, Inc.	14,272	151,997
#	Greene Bancshares, Inc.	37,438	739,400
*	Guaranty Bancorp	146,181	622,731
*	Hallmark Financial Services, Inc.	49,002	318,513
*	Hampden Bancorp, Inc.	1,438	14,164
#	Hanmi Financial Corp.	65,960	263,840
	Hanover Insurance Group, Inc.	78,550	3,083,087
	Harleysville Group, Inc.	51,342	1,621,380
#	Harleysville National Corp.	58,765	815,071
*	Harris & Harris Group, Inc.	70,615	353,075
	HCC Insurance Holdings, Inc.	150,975	3,330,508
	Heartland Financial USA, Inc.	14,838	352,402
	Hercules Technology Growth Capital, Inc.	14,478	125,669
	Heritage Commerce Corp.	22,579	292,172
*	Hilltop Holdings, Inc.	131,582	1,236,871
	Home Bancshares, Inc.	32,891	856,482
	Home Federal Bancorp, Inc.	52,606	609,704
	HopFed Bancorp, Inc.	326	3,527
	Horace Mann Educators Corp.	32,800	261,088
#	Horizon Financial Corp.	19,195	115,362
#	Huntington Bancshares, Inc.	121,707	1,150,131
	IBERIABANK Corp.	26,985	1,374,616
#	Imperial Capital Bancorp, Inc.	5,581	28,798
	Independence Holding Co.	24,986	163,159
	Independent Bank Corp. (MA)	27,886	802,280
#	Independent Bank Corp. (MI)	38,878	142,682
#	Infinity Property & Casualty Corp.	12,200	485,804
	Integra Bank Corp.	33,898	204,405
	International Bancshares Corp.	91,206	2,368,620
	Intervest Bancshares Corp.	683	4,084
*	Investors Bancorp, Inc.	100,377	1,441,414

11

#	Irwin Financial Corp.	65,600	144,320
	Janus Capital Group, Inc.	32,401	380,388
#	K-Fed Bancorp	11,684	98,262
*	Knight Capital Group, Inc.	41,900	605,874
*	LaBranche & Co., Inc.	28,200	175,686
#	Lakeland Bancorp, Inc.	60,482	666,512
	Lakeland Financial Corp.	19,726	442,849
	LandAmerica Financial Group, Inc.	8,400	82,740
	Legacy Bancorp, Inc.	17,904	233,468
	LNB Bancorp, Inc.	3,087	21,486
*	Louisiana Bancorp, Inc.	4,296	51,122
#	Macatawa Bank Corp.	43,407	217,469
#	MainSource Financial Group, Inc.	57,351	1,024,289
*	MarketAxess Holdings, Inc.	15,542	88,900
*	Marlin Business Services, Inc.	2,038	8,070
#	Marshall & Ilsley Corp.	67,100	1,209,813
	MB Financial, Inc.	57,857	1,718,931
#	MBT Financial Corp.	13,839	60,753
	MCG Capital Corp.	74,087	60,751
	Meadowbrook Insurance Group, Inc.	86,642	456,603
	Medallion Financial Corp.	14,851	120,145
	Mercantile Bank Corp.	4,515	43,750
	Mercer Insurance Group, Inc.	16,248	213,093
	Mercury General Corp.	41,365	2,124,920
* #	Meridian Interstate Bancorp, Inc.	1,000	9,700
	MicroFinancial, Inc.	600	1,800
#	Midwest Banc Holdings, Inc.	43,394	130,616
*	Move, Inc.	1,191	2,001
#	Nara Bancorp, Inc.	66,351	729,861
#	National City Corp.	89,062	240,467
#	National Financial Partners Corp.	16,549	110,216
#	National Penn Bancshares, Inc.	172,975	2,930,196
*	Navigators Group, Inc.	28,635	1,446,354
#	NBT Bancorp, Inc.	42,675	1,189,779
	Nelnet, Inc. Class A	69,827	1,021,569
*	New Century Bancorp, Inc.	700	4,025
	New England Bancshares, Inc.	4,879	46,131
	New Hampshire Thrift Bancshares, Inc.	500	4,600
	New Westfield Financial, Inc.	64,046	662,876
#	NewAlliance Bancshares, Inc.	215,412	2,972,686
	NewBridge Bancorp	3,548	13,376
*	NewStar Financial, Inc.	113,535	614,224
* #	NexCen Brands, Inc.	26,103	2,156
*	Nexity Financial Corp.	300	450
	Northeast Community Bancorp, Inc.	4,702	36,417
	Northwest Bancorp, Inc.	73,036	1,935,454
	OceanFirst Financial Corp.	20,498	340,062
*	Ocwen Financial Corp.	157,602	1,055,933
	Odyssey Re Holdings Corp.	88,247	3,480,462
	Old National Bancorp	98,628	1,868,014
	Old Republic International Corp.	303,792	2,797,924
#	Old Second Bancorp, Inc.	11,950	161,325
*	OneBeacon Insurance Group, Ltd.	5,800	80,040
#	Pacific Capital Bancorp	79,230	1,556,077
	Pacific Mercantile Bancorp	1,578	6,628

12

#	PacWest Bancorp	26,311	657,512
#	Park National Corp.	16,231	1,180,805
#	Patriot Capital Funding, Inc.	5,014	24,819
#	Peapack-Gladstone Financial Corp.	1,700	54,451
*	Penn Treaty American Corp.	39,401	5,516
* #	Penson Worldwide, Inc.	73,990	528,289
	Peoples Bancorp, Inc.	19,084	365,459
*	PICO Holdings, Inc.	34,902	873,946
*	Pinnacle Financial Partners, Inc.	41,822	1,223,712
*	Piper Jaffray Companies, Inc.	6,200	244,590
*	PMA Capital Corp. Class A	14,834	68,533
#	PMI Group, Inc.	13,400	33,366
	Preferred Bank	9,850	68,851
	Presidential Life Corp.	13,605	127,615
*	ProAssurance Corp.	29,800	1,637,510
	Prosperity Bancshares, Inc.	95,483	3,170,990
	Protective Life Corp.	87,959	734,458
#	Provident Bankshares Corp.	58,429	623,437
	Provident Financial Holdings, Inc.	1,200	6,900
#	Provident Financial Services, Inc.	90,200	1,322,332
	Provident New York Bancorp	67,590	813,784
	PSB Holdings, Inc.	599	3,247
	QC Holdings, Inc.	25,151	202,717
	Radian Group, Inc.	57,905	208,458
	Rainier Pacific Financial Group, Inc.	6,279	28,255
* #	Reinsurance Group of America, Inc. Class A	73,713	2,752,443
	Renasant Corp.	60,329	1,264,496
*	Republic First Bancorp, Inc.	4,250	34,000
	Resource America, Inc.	47,496	273,102
*	Rewards Network, Inc.	45,119	171,452
	Riverview Bancorp, Inc.	9,519	45,501
	RLI Corp.	37,171	2,133,244
#	Rockville Financial, Inc.	17,072	222,107
* #	Rodman & Renshaw Capital Group, Inc.	14,922	19,548
#	Roma Financial Corp.	9,790	142,444
	Rome Bancorp, Inc.	4,039	40,774
	S&T Bancorp, Inc.	32,011	1,091,575
	Safety Insurance Group, Inc.	30,249	1,149,160
	Sanders Morris Harris Group, Inc.	56,881	420,919
#	Sandy Spring Bancorp, Inc.	27,857	598,090
	SCBT Financial Corp.	9,099	308,365
*	Seabright Insurance Holdings	50,551	528,763
#	Seacoast Banking Corp. of Florida	49,153	436,479
#	Security Bank Corp.	10,500	20,790
	Selective Insurance Group, Inc.	79,738	1,893,777
	SI Financial Group, Inc.	3,329	23,137
#	Sierra Bancorp	8,968	179,001
* #	Signature Bank	27,050	881,289
	Simmons First National Corp. Class A	22,728	705,023
#	Smithtown Bancorp, Inc.	6,900	135,723
	Somerset Hills Bancorp	1,209	10,276
#	South Financial Group, Inc.	106,009	615,912
	Southern Community Financial Corp.	9,370	36,356
*	Southern Connecticut Bancorp, Inc.	500	2,500
*	Southern First Bancshares, Inc.	600	6,102

13

	Southside Bancshares, Inc.	14,463	348,414
	Southwest Bancorp, Inc.	38,385	555,815
*	Specialty Underwriters’ Alliance, Inc.	1,400	4,872
	StanCorp Financial Group, Inc.	27,600	940,608
	State Auto Financial Corp.	68,489	1,804,000
	State Bancorp, Inc.	10,321	131,490
#	StellarOne Corp.	41,825	711,025
	Sterling Bancorp	2,807	44,014
	Sterling Bancshares, Inc.	123,754	985,082
#	Sterling Financial Corp.	55,768	473,470
	Stewart Information Services Corp.	11,600	192,560
*	Stifel Financial Corp.	15,352	670,115
*	Sun American Bancorp	320	616
*	Sun Bancorp, Inc.	34,868	348,680
* #	Superior Bancorp	25	138
#	Susquehanna Bancshares, Inc.	129,961	2,013,096
* #	Susser Holdings Corp.	15,800	246,164
	SWS Group, Inc.	33,260	617,306
#	Synovus Financial Corp.	439,500	4,540,035
	Taylor Capital Group, Inc.	17,105	192,431
*	Texas Capital Bancshares, Inc.	64,987	1,160,018
*	The Bancorp, Inc.	3,248	12,148
#	The Colonial BancGroup, Inc.	117,600	480,984
	The Phoenix Companies, Inc.	48,500	313,795
* #	Thomas Weisel Partners Group, Inc.	67,264	378,024
#	TIB Financial Corp.	11,921	53,764
*	Tidelands Bancshares, Inc.	400	1,928
	TierOne Corp.	10,951	59,135
	Tompkins Financial Corp.	8,600	421,400
	Transatlantic Holdings, Inc.	79,194	3,393,463
* #	Trenwick Group, Ltd.	38,857	1,554
* #	Triad Guaranty, Inc.	5,198	5,666
	TriCo Bancshares	26,451	569,755
	Trustmark Corp.	124,506	2,554,863
#	UCBH Holdings, Inc.	202,218	1,067,711
	UMB Financial Corp.	51,733	2,345,057
	Umpqua Holdings Corp.	140,012	2,383,004
#	Union Bankshares Corp.	22,593	538,391
*	United America Indemnity, Ltd.	4,801	57,516
#	United Bankshares, Inc.	73,546	2,346,117
#	United Community Banks, Inc.	110,574	1,450,731
	United Community Financial Corp.	48,128	225,720
	United Financial Bancorp, Inc.	52,425	733,950
	United Fire & Casualty Co.	56,438	1,307,668
*	United PanAm Financial Corp.	8,250	14,437
	United Western Bancorp, Inc.	8,427	95,646
	Unitrin, Inc.	69,768	1,465,128
*	Universal American Corp.	150,555	1,332,412
	Univest Corp. of Pennsylvania	20,588	636,993
	ViewPoint Financial Group	21,699	368,883
*	Virginia Commerce Bancorp, Inc.	3,500	15,260
	W. R. Berkley Corp.	174,315	4,579,255
#	Washington Federal, Inc.	91,072	1,604,689
	Washington Trust Bancorp, Inc.	21,978	468,571
#	Webster Financial Corp.	122,445	2,270,130

14

	Wesbanco, Inc.	51,915	1,411,050
	Wesco Financial Corp.	2,775	915,722
#	West Bancorporation	28,595	357,437
	West Coast Bancorp	48,520	423,094
* #	Western Alliance Bancorp	74,646	1,105,507
#	Whitney Holding Corp.	108,153	2,054,907
	Willow Financial Bancorp, Inc.	15,732	136,082
#	Wilshire Bancorp, Inc.	21,796	240,410
#	Wintrust Financial Corp.	55,080	1,410,048
	Yadkin Valley Financial Corp.	10,210	152,027
	Zenith National Insurance Corp.	62,993	2,069,950
#	Zions Bancorporation	99,983	3,810,352
*	ZipRealty, Inc.	17,775	51,370
Total Financials			242,266,830

Health Care — (5.9%)
* #	Acadia Pharmaceuticals, Inc.	14,104	26,798
*	Accelrys, Inc.	45,792	219,344
* #	Achillion Pharmaceuticals, Inc.	14,700	23,520
*	Adolor Corp.	78,743	248,040
* #	Advanced Medical Optics, Inc.	21,539	132,896
*	Air Methods Corp.	5,600	93,968
*	Albany Molecular Research, Inc.	11,902	150,560
*	Allied Healthcare International, Inc.	63,248	91,710
*	Allion Healthcare, Inc.	63,914	276,748
	Allscripts-Misys Healthcare Solutions, Inc.	5,400	35,100
	Alpharma, Inc. Class A	75,028	2,349,127
* #	Altus Pharmaceuticals, Inc.	84	48
*	America Services Group, Inc.	2,123	18,619
*	American Dental Partners, Inc.	34,517	301,333
*	AMICAS, Inc.	66,450	122,932
*	AMN Healthcare Services, Inc.	56,815	510,767
*	Amsurg Corp.	52,953	1,320,648
*	Anadys Pharmaceuticals, Inc.	1,900	4,161
#	Analogic Corp.	15,547	686,556
*	AngioDynamics, Inc.	85,839	1,081,571
*	Arena Pharmaceuticals, Inc.	10,497	38,629
*	Arqule, Inc.	26,102	72,042
*	Assisted Living Concepts, Inc.	81,384	404,478
*	ATS Medical, Inc.	21,401	56,713
* #	Avalon Pharmaceuticals, Inc.	2,439	927
*	Avigen, Inc.	9,182	5,509
*	BioScrip, Inc.	65,174	195,522
#	Brookdale Senior Living, Inc.	100,100	862,862
* #	Caliper Life Sciences, Inc.	80,521	112,729
	Cambrex Corp.	62,747	282,361
*	Candela Corp.	8,301	5,562
*	Cantel Medical Corp.	39,227	376,579
*	Capital Senior Living Corp.	63,936	287,073
*	Cardiac Science Corp.	31,674	295,518
*	Celera Corp.	100,747	1,139,449
*	Cerus Corp.	6,587	12,054
*	CHAD Therapeutics, Inc.	2,600	16
*	CombinatoRx, Inc.	4,758	3,045
*	Community Health Systems, Inc.	113,400	2,324,700

15

*	CONMED Corp.	36,375	953,025
*	Continucare Corp.	27,050	63,838
#	Cooper Companies, Inc.	102,600	1,690,848
*	CPEX Pharmaceuticals, Inc.	2,010	23,416
*	Cross Country Healthcare, Inc.	21,202	240,007
*	Cutera, Inc.	35,953	305,960
*	Cyclacel Pharmaceuticals, Inc.	4,254	1,957
* #	Cypress Bioscience, Inc.	42,933	233,556
*	Cytokinetics, Inc.	26,659	75,978
	Datascope Corp.	20,888	1,047,951
*	Digirad Corp.	32,221	27,066
*	DUSA Pharmaceuticals, Inc.	534	582
*	Dynacq Healthcare, Inc.	1,090	3,760
*	Emergent Biosolutions, Inc.	15,215	274,022
* #	Emeritus Corp.	36,700	423,151
* #	ev3, Inc.	205,033	1,326,564
*	Evotec AG Sponsored ADR	8,064	20,805
*	Five Star Quality Care, Inc.	2,800	5,488
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	49,573	57,009
* #	Genitope Corp.	22,156	113
*	Gentiva Health Services, Inc.	48,303	1,311,426
*	Greatbatch, Inc.	55,696	1,211,388
*	Hanger Orthopedic Group, Inc.	17,067	284,336
*	Harvard Bioscience, Inc.	27,078	83,942
*	HealthSpring, Inc.	88,101	1,455,429
*	HealthStream, Inc.	13,052	29,367
*	HealthTronics, Inc.	105,258	204,201
#	Hill-Rom Holdings, Inc.	33,656	766,011
*	Hi-Tech Pharmacal Co., Inc.	19,131	139,465
*	Home Diagnostics, Inc.	12,790	111,401
*	I-Flow Corp.	20,200	113,928
*	IntegraMed America, Inc.	16,660	85,966
	Invacare Corp.	57,982	1,054,693
*	Inverness Medical Innovations, Inc.	500	9,575
*	Invitrogen Corp.	38,446	1,106,860
*	Iridex Corp.	960	2,189
*	Kindred Healthcare, Inc.	22,800	330,372
*	King Pharmaceuticals, Inc.	386,181	3,394,531
*	Langer, Inc.	742	549
* #	Lannet Co., Inc.	14,439	41,151
#	LCA-Vision, Inc.	15,200	51,984
*	Lexicon Pharmaceuticals, Inc.	165,656	260,080
* #	LifePoint Hospitals, Inc.	83,999	2,013,456
*	Magellan Health Services, Inc.	36,068	1,332,352
* #	Mannkind Corp.	9,135	34,348
#	Martek Biosciences Corp.	55,911	1,667,825
*	Matrixx Initiatives, Inc.	5,500	90,145
*	Maxygen, Inc.	62,533	262,013
*	MedCath Corp.	46,249	713,160
*	Medical Staffing Network Holdings, Inc.	13,798	5,933
*	MediciNova, Inc.	602	1,364
	Medicis Pharmaceutical Corp. Class A	9,508	135,679
*	MEDTOX Scientific, Inc.	1,600	15,760
	Merge Healthcare, Inc.	17,288	16,251
* #	Molina Healthcare, Inc.	43,538	969,591

16

*	Nabi Biopharmaceuticals	47,178	184,938
#	National Healthcare Corp.	14,705	603,052
* #	Neogen Corp.	1,266	37,309
*	Neurocrine Biosciences, Inc.	23,963	98,967
* #	Neurogen Corp.	9,284	1,578
*	Nighthawk Radiology Holdings, Inc.	48,719	223,620
*	Novacea, Inc.	20,616	27,419
* #	NovaMed, Inc.	41,145	145,653
*	Novavax, Inc.	36,900	83,025
*	Nutraceutical International Corp.	20,890	191,143
* #	NxStage Medical, Inc.	36,633	148,730
*	Odyssey Healthcare, Inc.	55,644	533,626
	Omnicare, Inc.	177,137	4,883,667
*	Orchid Cellmark, Inc.	18,000	21,240
*	Osteotech, Inc.	48,573	154,948
	Owens & Minor, Inc.	6,400	276,928
*	Par Pharmaceutical Cos, Inc.	123,330	1,233,300
*	PDI, Inc.	10,330	50,100
	PerkinElmer, Inc.	62,800	1,126,632
*	Pharmanet Development Group, Inc.	32,661	52,258
* #	PharMerica Corp.	7,496	153,893
*	Prospect Medical Holdings, Inc.	6,100	14,640
*	Providence Service Corp.	14,927	17,912
*	Regeneration Technologies, Inc.	157,038	478,966
*	RehabCare Group, Inc.	44,230	757,660
*	Res-Care, Inc.	49,553	763,612
*	Rochester Medical Corp.	4,206	52,575
*	Rotech Healthcare, Inc.	3,679	184
* #	Salix Pharmaceuticals, Ltd.	117,201	1,078,249
*	SciClone Pharmaceuticals, Inc.	4,311	3,923
* #	Sirona Dental Systems, Inc.	57,325	915,480
*	Sonic Innovations, Inc.	4,334	7,324
*	SRI/Surgical Express, Inc.	1,900	4,370
#	Steris Corp.	57,748	1,965,742
*	Strategic Diagnostics, Inc.	1,599	2,127
*	Sunrise Senior Living, Inc.	29,237	88,296
* #	Symmetry Medical, Inc.	52,721	681,155
*	Synovis Life Technologies, Inc.	2,977	52,068
*	Theragenics Corp.	28,260	55,107
*	Thoratec Corp.	38,294	942,798
#	Trimeris, Inc.	15,612	51,051
* #	Triple-S Management Corp.	18,800	191,948
*	Urologix, Inc.	6,800	7,004
* #	Vanda Pharmaceuticals, Inc.	420	344
*	Vical, Inc.	64,906	106,446
*	ViroPharma, Inc.	116,807	1,464,760
* #	Vital Images, Inc.	47,974	626,061
*	Watson Pharmaceuticals, Inc.	83,600	2,187,812
	Young Innovations, Inc.	7,900	134,300
* #	Zoll Medical Corp.	1,385	33,351
Total Health Care			63,169,322

Industrials — (11.3%)
#	A.O. Smith Corp.	39,610	1,249,695
*	AAR Corp.	65,810	1,052,302

17

	ABM Industries, Inc.	59,250	967,552
*	ACCO Brands Corp.	50,000	141,000
*	Accuride Corp.	30,600	9,792
*	AGCO Corp.	500	15,760
	Aircastle, Ltd.	1,200	8,340
* #	AirTran Holdings, Inc.	58,609	239,711
	Alamo Group, Inc.	8,855	111,396
* #	Alaska Air Group, Inc.	64,680	1,597,596
	Albany International Corp. Class A	45,052	655,957
	Alexander & Baldwin, Inc.	63,299	2,019,238
* #	Allied Defense Group, Inc.	15,034	108,996
*	Allied Waste Industries, Inc.	169,613	1,767,367
*	Altra Holdings, Inc.	17,328	154,912
*	Amerco, Inc.	34,090	1,542,913
#	American Railcar Industries, Inc.	35,457	394,282
#	American Woodmark Corp.	13,578	251,736
	Ameron International Corp.	15,328	720,416
	Ampco-Pittsburgh Corp.	10,700	252,948
*	AMREP Corp.	5,136	154,645
	Apogee Enterprises, Inc.	26,400	260,304
	Applied Industrial Technologies, Inc.	20,925	422,476
	Applied Signal Technologies, Inc.	20,392	365,425
*	Argon ST, Inc.	35,520	740,947
#	Arkansas Best Corp.	29,332	856,201
*	Arotech Corp.	12,475	7,984
*	Astec Industries, Inc.	19,937	506,799
*	Avis Budget Group, Inc.	60,900	99,876
*	Axsys Technologies, Inc.	1,183	78,113
*	Baldwin Technology Co., Inc. Class A	35,743	70,771
#	Barnes Group, Inc.	94,788	1,375,374
	Barrett Business Services, Inc.	19,963	219,593
* #	Beacon Roofing Supply, Inc.	41,617	569,321
#	Belden, Inc.	78,200	1,629,688
	BlueLinx Holdings, Inc.	74,618	200,722
	Bowne & Co., Inc.	50,022	389,671
#	Brady Co. Class A	63,400	1,965,400
#	Briggs & Stratton Corp.	90,309	1,423,270
*	BTU International, Inc.	15,023	74,514
* #	Builders FirstSource, Inc.	65,267	248,015
#	C&D Technologies, Inc.	39,187	137,154
* #	Cano Petroleum, Inc.	3,334	1,934
#	Cascade Corp.	8,240	272,002
*	Casella Waste Systems, Inc. Class A	40,827	205,768
* #	CBIZ, Inc.	55,608	450,425
	CDI Corp.	39,425	512,525
*	Celadon Group, Inc.	24,318	259,959
	CIRCOR International, Inc.	29,770	912,450
*	Columbus McKinnon Corp.	31,466	441,783
	Comfort Systems USA, Inc.	60,640	565,771
*	Commercial Vehicle Group, Inc.	63,873	84,951
*	Competitive Technologies, Inc.	1,700	2,465
*	COMSYS IT Partners, Inc.	1,600	9,728
*	Consolidated Graphics, Inc.	3,034	39,472
* #	Continental Airlines, Inc.	3,100	58,652
* #	Cornell Companies, Inc.	18,233	415,165

18

*	Covenant Transport Group Class A	4,900	10,241
*	CPI Aerostructures, Inc.	3,100	20,770
*	CRA International, Inc.	18,560	502,234
* #	Crocs, Inc.	74,500	186,995
	Cubic Corp.	31,679	704,858
	Curtiss-Wright Corp.	22,800	841,320
* #	Dollar Thrifty Automotive Group, Inc.	12,700	20,574
	Ducommun, Inc.	28,042	566,168
#	Eagle Bulk Shipping, Inc.	15,983	159,351
*	Eagle Test Systems, Inc.	37,550	568,507
	Electro Rent Corp.	68,498	821,291
*	EMCOR Group, Inc.	74,733	1,328,005
#	Encore Wire Corp.	66,507	1,274,939
* #	Energy Conversion Devices, Inc.	2,470	84,326
* #	EnerSys Inc.	90,043	1,190,368
	Ennis, Inc.	92,095	1,083,958
* #	EnPro Industries, Inc.	23,200	515,272
*	Esterline Technologies Corp.	53,621	1,933,037
*	Exponent, Inc.	5,300	155,979
* #	ExpressJet Holdings, Inc.	3,840	6,643
	Federal Signal Corp.	79,347	675,243
*	First Advantage Corp.	4,100	44,813
* #	Flanders Corp.	42,806	265,397
	Freightcar America, Inc.	8,470	221,152
* #	Frontier Airlines Holdings, Inc.	26,095	8,350
	G & K Services, Inc. Class A	26,556	599,900
*	Gardner Denver Machinery, Inc.	19,924	510,453
	GATX Corp.	76,850	2,194,067
*	Genesee & Wyoming, Inc.	35,800	1,193,930
*	GP Strategies Corp.	28,291	170,312
#	Granite Construction, Inc.	35,200	1,255,584
	Great Lakes Dredge & Dock Corp.	60,172	269,571
	Greenbrier Companies, Inc.	44,959	370,912
*	Griffon Corp.	129,723	1,094,862
	Hardinge, Inc.	36,596	255,074
#	HEICO Corp.	7,500	288,525
	HEICO Corp. Class A	8,500	238,595
#	Heidrick & Struggles International, Inc.	11,650	281,115
*	Henry Bros. Electronics, Inc.	2,367	14,320
*	Herley Industries, Inc.	6,985	92,901
* #	Hertz Global Holdings, Inc.	260,735	1,874,685
#	HNI Corp.	5,300	97,096
*	HQ Sustainable Maritime Industries, Inc.	5,820	23,862
*	Hudson Highland Group, Inc.	90,658	475,048
*	Huttig Building Products, Inc.	12,659	14,051
*	ICF International, Inc.	200	3,716
*	ICT Group, Inc.	39,876	210,147
	IKON Office Solutions, Inc.	165,200	2,846,396
	Innovative Solutions & Support, Inc.	6,880	42,312
*	Insituform Technologies, Inc. Class A	82,846	1,112,622
	Insteel Industries, Inc.	14,123	144,902
* #	Integrated Electrical Services, Inc.	1,673	20,461
* #	Interline Brands, Inc.	93,169	991,318
*	Intersections, Inc.	21,230	178,332
* #	JetBlue Airways Corp.	427,270	2,371,349

19

*	Kadant, Inc.	24,300	399,492
	Kaman Corp. Class A	29,667	757,399
*	Kansas City Southern	58,100	1,793,547
	Kelly Services, Inc. Class A	54,811	780,509
*	Kenexa Corp.	64,339	573,260
	Kennametal, Inc.	111,703	2,370,338
*	Key Technology, Inc.	1,000	16,190
*	Kforce, Inc.	107,575	846,615
	L.S. Starrett Co. Class A	2,000	28,400
* #	Layne Christensen Co.	27,150	713,502
*	LECG Corp.	91,366	438,557
*	Limco-Piedmont, Inc.	300	1,065
*	LMI Aerospace, Inc.	10,125	154,609
	LSI Industries, Inc.	43,833	344,089
*	Lydall, Inc.	19,946	132,641
*	M&F Worldwide Corp.	36,216	834,779
*	Mac-Gray Corp.	9,112	69,160
*	Marten Transport, Ltd.	45,796	841,730
	McGrath Rentcorp	18,494	420,554
*	Medialink Worldwide, Inc.	9,800	1,372
* #	Mesa Air Group, Inc.	15,600	5,772
#	Met-Pro Corp.	25,037	292,432
*	MFRI, Inc.	10,985	77,664
*	Miller Industries, Inc.	12,100	73,810
*	Misonix, Inc.	3,187	6,533
* #	Mobile Mini, Inc.	79,361	1,333,265
*	Moog, Inc. Class A	34,459	1,210,200
	Mueller Industries, Inc.	67,385	1,541,095
#	Mueller Water Products, Inc.	64,090	448,630
	Mueller Water Products, Inc. Class B	195,653	1,287,397
	NACCO Industries, Inc. Class A	12,123	746,898
	National Technical Systems, Inc.	8,021	34,210
*	Navigant Consulting, Inc.	41,094	664,490
* #	NCI Building Systems, Inc.	34,828	648,149
*	North America Galvanizing & Coatings, Inc.	2,929	10,749
* #	Old Dominion Freight Line, Inc.	33,975	1,030,802
*	On Assignment, Inc.	57,373	372,925
	Oshkosh Truck Corp. Class B	16,300	124,858
* #	Owens Corning, Inc.	119,800	1,884,454
*	P.A.M. Transportation Services, Inc.	16,380	142,178
*	Paragon Technologies, Inc.	836	3,298
*	Park-Ohio Holdings Corp.	28,983	219,981
#	Pentair, Inc.	47,100	1,301,844
*	PGT, Inc.	77,208	159,821
* #	PHH Corp.	91,639	738,610
*	Pinnacle Airlines Corp.	2,100	5,733
*	Plug Power, Inc.	114,918	112,620
	Portec Rail Products, Inc.	11,368	76,507
*	Powell Industries, Inc.	8,068	149,339
* #	Power-One, Inc.	24,650	27,362
	Quanex Building Products Corp.	33,489	306,759
	R. R. Donnelley & Sons Co.	26,300	435,791
*	RCM Technologies, Inc.	9,315	10,619
	Regal-Beloit Corp.	56,467	1,838,566
*	Republic Airways Holdings, Inc.	20,900	312,455

20

*	Rush Enterprises, Inc. Class A	32,267	302,342
*	Rush Enterprises, Inc. Class B	1,650	17,606
	Ryder System, Inc.	88,461	3,504,825
*	Saia, Inc.	5,410	57,400
	Schawk, Inc.	45,201	593,489
* #	School Specialty, Inc.	24,981	524,601
*	SIFCO Industries, Inc.	3,698	21,079
#	Simpson Manufacturing Co., Inc.	56,500	1,301,760
	SkyWest, Inc.	103,125	1,589,156
*	SL Industries, Inc.	5,500	58,300
*	Sparton Corp.	6,498	13,191
*	Spherion Corp.	28,700	91,266
#	Standard Register Co.	34,546	280,859
	Standex International Corp.	32,887	848,813
*	Sterling Construction Co., Inc.	12,369	163,394
	Sypris Solutions, Inc.	16,301	15,160
	TAL International Group, Inc.	56,795	940,525
	Technology Research Corp.	4,545	7,727
	Tecumseh Products Co. Class A	6,200	114,824
*	Tecumseh Products Co. Class B	2,200	36,520
#	Tennant Co.	1,209	30,334
*	Thomas & Betts Corp.	64,388	1,529,215
	Timken Co.	125,312	1,989,955
	Titan International, Inc.	25,900	299,404
*	TRC Companies, Inc.	17,900	32,399
	Tredegar Industries, Inc.	20,400	300,288
* #	Trex Co., Inc.	10,230	166,851
	Trinity Industries, Inc.	128,894	2,175,731
#	Triumph Group, Inc.	29,519	1,294,703
* #	TRM Corp.	5,405	568
*	TrueBlue, Inc.	40,360	336,199
	Twin Disc, Inc.	15,192	117,738
*	U.S. Home Systems, Inc.	4,714	9,994
*	United Rentals, Inc.	115,935	1,188,334
* #	United Stationers, Inc.	27,559	1,030,431
#	Universal Forest Products, Inc.	45,926	1,086,150
*	Universal Security Instruments, Inc.	100	315
*	URS Corp.	69,600	2,045,544
*	US Airways Group, Inc.	2,400	24,336
*	USA Truck, Inc.	29,353	433,544
#	Viad Corp.	36,505	797,634
*	Volt Information Sciences, Inc.	48,739	372,853
	Wabash National Corp.	74,010	449,981
#	Watts Water Technologies, Inc.	65,414	1,728,892
*	WCA Waste Corp.	26,251	85,316
	Werner Enterprises, Inc.	119,942	2,353,262
*	Westaff, Inc.	9,981	3,992
	Western Refining, Inc.	57,400	382,858
* #	YRC Worldwide, Inc.	127,623	584,513
Total Industrials			122,205,226

Information Technology — (13.3%)
*	3Com Corp.	553,847	1,512,002
*	Access Integrated Technologies, Inc.	2,143	2,550
*	Actel Corp.	55,901	675,843

21

*	ActivIdentity Corp.	58,323	116,646
*	Actuate Corp.	46,000	130,640
#	Acxiom Corp.	92,241	725,014
*	Adaptec, Inc.	159,620	512,380
* #	ADC Telecommunications, Inc.	56,663	359,243
*	Advanced Analogic Technologies, Inc.	19,579	58,933
*	Advanced Energy Industries, Inc.	73,148	780,489
* #	Advanced Micro Devices, Inc.	336,600	1,178,100
*	Advanced Photonix, Inc.	3,200	3,840
*	Aehr Test Systems	3,806	10,428
*	Aetrium, Inc.	10,867	23,799
	Agilysys, Inc.	24,993	100,472
*	Airspan Networks, Inc.	30,700	8,596
	Alliance Semiconductor Corp.	6,850	5,138
	American Software, Inc. Class A	38,542	175,366
*	Amtech Systems, Inc.	25,458	163,186
* #	Anadigics, Inc.	8,817	15,518
*	Anaren, Inc.	8,900	110,805
*	Anixter International, Inc.	13,251	445,366
*	Applied Micro Circuits Corp.	51,913	265,275
* #	Ariba, Inc.	69,260	741,082
*	Arris Group, Inc.	278,780	1,926,370
*	Arrow Electronics, Inc.	173,349	3,024,940
	Astro-Med, Inc.	500	3,530
*	Autobytel, Inc.	28,100	21,918
* #	Avid Technology, Inc.	77,500	1,149,325
*	Aviza Technology, Inc.	9,466	1,420
*	Avnet, Inc.	216,911	3,631,090
*	Avocent Corp.	82,800	1,243,656
#	AVX Corp.	224,781	2,027,525
*	Aware, Inc.	39,947	89,881
*	Axcelis Technologies, Inc.	107,332	47,226
*	AXT, Inc.	50,751	80,694
	Bel Fuse, Inc. Class B	16,849	365,623
*	Bell Microproducts, Inc.	8,573	7,716
*	Benchmark Electronics, Inc.	151,005	1,810,550
	Black Box Corp.	29,857	907,951
*	Bookham, Inc.	95,797	51,730
* #	Borland Software Corp.	37,500	56,250
*	Bottomline Technologies, Inc.	36,340	286,359
*	Brightpoint, Inc.	117,123	674,628
*	Brocade Communications Systems, Inc.	975	3,676
*	Brooks Automation, Inc.	65,300	447,305
* #	Cabot Microelectronics Corp.	26,829	770,797
* #	CACI International, Inc. Class A	34,741	1,430,634
*	CalAmp Corp.	33,748	26,323
*	California Micro Devices Corp.	66,893	158,536
*	CallWave, Inc.	34,573	37,685
*	Captaris, Inc.	39,843	189,653
*	Cascade Microtech, Inc.	11,648	37,274
*	Catapult Communications Corp.	22,221	94,884
*	CEVA, Inc.	33,915	288,278
*	Checkpoint Systems, Inc.	67,815	855,147
*	Ciber, Inc.	29,100	157,140
*	Cirrus Logic, Inc.	158,165	907,867

22

#	Cognex Corp.	48,476	776,586
*	Coherent, Inc.	25,322	640,647
	Cohu, Inc.	68,821	973,129
* #	CommScope, Inc.	7,595	111,722
	Communications Systems, Inc.	2,190	17,520
* #	Comverge, Inc.	7,100	32,234
*	Concurrent Computer Corp.	8,399	30,824
*	Conexant Systems, Inc.	1,019	1,579
*	Convergys Corp.	182,769	1,405,494
*	CPI International, Inc.	32,077	316,279
*	Cray, Inc.	67,160	210,882
	CTS Corp.	17,100	119,529
*	CyberOptics Corp.	13,297	102,919
*	CyberSource Corp.	52,485	637,693
* #	Cypress Semiconductor Corp.	342,920	1,718,029
	Dataram Corp.	5,044	6,456
*	DDi Corp.	18,505	82,902
*	DealerTrack Holdings, Inc.	8,167	87,632
*	Digi International, Inc.	74,209	759,900
*	Digimarc Corp.	10,698	106,980
*	Digital Angel Corp.	11,320	2,377
*	Ditech Networks, Inc.	17,050	14,152
*	DivX, Inc.	9,400	65,612
*	Dot Hill Systems Corp.	39,166	46,608
*	DSP Group, Inc.	40,667	256,202
*	Dycom Industries, Inc.	137,660	1,222,421
*	Dynamics Research Corp.	12,659	97,474
* #	EarthLink, Inc.	12,988	89,617
*	EDCI Holdings, Inc.	979	3,084
*	Edgewater Technology, Inc.	14,258	30,655
*	EFJohnson Technologies, Inc.	234	445
*	Electro Scientific Industries, Inc.	14,500	121,365
*	Electronics for Imaging, Inc.	119,162	1,263,117
* #	EMCORE Corp.	62,385	222,091
*	EMS Technologies, Inc.	12,183	254,625
*	Endwave Corp.	13,423	44,296
*	Entegris, Inc.	125,757	338,286
*	Entorian Technologies, Inc.	13,771	7,023
* #	EPIQ Systems, Inc.	102,139	1,388,069
*	ePlus, Inc.	400	3,384
*	Euronet Worldwide, Inc.	111,455	1,328,544
*	Exar Corp.	77,466	517,473
*	Extreme Networks, Inc.	198,560	365,350
	Fair Isaac Corp.	2,200	34,298
*	Fairchild Semiconductor Corp. Class A	173,927	987,905
	Fidelity National Information Services, Inc.	269,900	4,072,791
*	FormFactor, Inc.	90,369	1,574,228
*	FortuNet, Inc.	10,899	44,577
	Frequency Electronics, Inc.	11,786	50,798
*	FSI International, Inc.	2,100	1,029
*	Gerber Scientific, Inc.	72,762	347,802
	Gevity HR, Inc.	27,700	94,457
*	Globecomm Systems, Inc.	41,450	326,626
*	Glu Mobile, Inc.	2,299	2,046
*	GSI Technology, Inc.	22,239	77,837

23

*	GTSI Corp.	7,053	40,978
*	Hackett Group, Inc.	42,104	125,470
* #	Harris Stratex Networks, Inc. Class A	69,163	458,551
*	Hauppauge Digital, Inc.	48	54
*	hi/fn, inc.	18,057	47,851
*	Hutchinson Technology, Inc.	33,100	226,404
*	Hypercom Corp.	126,108	245,911
*	I.D. Systems, Inc.	18,196	98,804
*	iBasis, Inc.	45,644	100,873
*	Ikanos Communications, Inc.	48,139	72,690
#	Imation Corp.	85,508	1,053,459
*	Immersion Corp.	51,128	264,843
*	InFocus Corp.	18,993	16,904
	infoGROUP, Inc.	21,427	95,564
	InfoSpace, Inc.	75,729	648,998
*	Ingram Micro, Inc.	252,180	3,361,559
*	Insight Enterprises, Inc.	103,422	1,006,296
*	Integrated Device Technology, Inc.	385,805	2,453,720
*	Integrated Silicon Solution, Inc.	70,681	127,933
*	Intelli-Check, Inc.	200	460
*	Intelligent Systems Corp.	1,500	2,550
* #	Internap Network Services Corp.	60,531	173,119
*	International Rectifier Corp.	102,999	1,590,305
* #	Internet Brands, Inc.	2,500	16,225
*	Internet Capital Group, Inc.	25,149	143,852
*	Interphase Corp.	944	2,077
	Intersil Corp.	193,627	2,650,754
*	Interwoven, Inc.	76,911	969,848
*	Intest Corp.	500	390
*	Intevac, Inc.	57,571	447,902
*	IntriCon Corp.	600	3,150
*	iPass, Inc.	95,681	181,794
*	Ixia	114,375	761,738
	IXYS Corp.	50,722	402,733
	Jabil Circuit, Inc.	311,612	2,620,657
*	JDA Software Group, Inc.	87,622	1,251,242
*	JDS Uniphase Corp.	238,888	1,304,328
*	Jupitermedia Corp.	16,137	9,116
	Keithley Instruments, Inc.	38,527	163,740
* #	Kemet Corp.	40,200	23,718
*	Key Tronic Corp.	13,154	20,783
*	Keynote Systems, Inc.	15,371	150,636
*	Kopin Corp.	147,130	341,342
*	Kowabunga!, Inc.	2,414	338
*	Kratos Defense & Security Solutions, Inc.	78,964	116,867
*	KVH Industries, Inc.	26,522	155,419
* #	L-1 Identity Solutions, Inc.	176,572	1,447,890
*	Lattice Semiconductor Corp.	201,876	379,527
*	Lawson Software, Inc.	301,887	1,606,039
*	Leadis Technolgies, Inc.	11,900	7,973
*	LeCroy Corp.	15,528	77,174
*	Lionbridge Technologies, Inc.	77,746	135,278
*	Littlefuse, Inc.	25,900	483,294
*	LoJack Corp.	11,490	50,211
*	LookSmart, Ltd.	39,525	68,378

24

*	Loral Space & Communications, Inc.	18,007	207,081
*	LTX-Credence Corp.	202,438	125,512
*	Macrovision Solutions Corp.	62,473	692,201
*	Management Network Group, Inc.	39,902	33,917
*	Mastec, Inc.	42,980	374,786
*	Mattson Technology, Inc.	163,544	428,485
#	Maximus, Inc.	15,691	501,171
*	Measurement Specialties, Inc.	20,795	222,091
	MedQuist, Inc.	5,372	21,005
* #	Mentor Graphics Corp.	99,914	733,369
*	Mercury Computer Systems, Inc.	55,955	401,757
*	Merix Corp.	17,800	10,146
#	Methode Electronics, Inc.	124,859	947,680
*	Micron Technology, Inc.	533,700	2,513,727
*	Microtune, Inc.	29,053	72,633
*	MIPS Technologies, Inc.	120,336	335,737
*	MKS Instruments, Inc.	84,500	1,567,475
*	ModusLink Global Solutions, Inc.	110,677	615,364
	Molex, Inc. Class A	23,472	301,380
* #	MoSys, Inc.	23,559	89,524
*	MPS Group, Inc.	70,300	547,637
* #	MRV Communications, Inc.	25,238	18,674
*	MSC.Software Corp.	75,317	647,726
*	Multi-Fineline Electronix, Inc.	64,060	748,221
*	Nanometrics, Inc.	25,318	31,141
*	Napco Security Systems, Inc.	17,262	35,214
*	NETGEAR, Inc.	10,300	113,815
*	Network Engines, Inc.	13,600	5,576
* #	Network Equipment Technologies, Inc.	1,755	4,791
*	Newport Corp.	20,088	144,433
* #	Novatel Wireless, Inc.	22,000	114,620
*	Novell, Inc.	33,850	157,741
*	Novellus Systems, Inc.	30,937	488,805
*	Nu Horizons Electronics Corp.	16,800	31,584
*	OmniVision Technologies, Inc.	107,270	867,814
* #	ON Semiconductor Corp.	15,354	78,459
	Openwave Systems, Inc.	12,900	9,675
*	Oplink Communications, Inc.	62,600	508,312
*	OPNET Technologies, Inc.	15,866	200,388
*	Opnext, Inc.	172,522	690,088
*	Optelecom-NKF, Inc.	100	512
*	Optical Cable Corp.	4,643	21,311
* #	Orbcomm, Inc.	71,520	214,560
*	OSI Systems, Inc.	29,964	344,586
* #	Palm, Inc.	111,145	443,469
*	PAR Technology Corp.	21,530	106,574
	Park Electrochemical Corp.	14,550	314,571
*	PC Connection, Inc.	26,654	160,990
	PC-Tel, Inc.	34,660	203,454
*	PDF Solutions, Inc.	55,945	167,835
	Pegasystems, Inc.	37,329	488,263
*	Perceptron, Inc.	11,528	48,879
* #	Perficient, Inc.	65,203	357,964
*	Performance Technologies, Inc.	21,549	67,017
*	Pericom Semiconductor Corp.	41,396	322,889

25

*	Perot Systems Corp.	145,482	2,093,486
*	Pervasive Software, Inc.	22,726	94,313
*	Photronics, Inc.	19,300	13,317
*	Physicians Formula Holdings, Inc.	31,016	109,486
*	Planar Systems, Inc.	22,460	44,920
#	Plantronics, Inc.	56,700	818,748
*	PLATO Learning, Inc.	34,531	59,393
*	Plexus Corp.	44,670	833,542
*	PLX Technology, Inc.	75,659	260,267
*	Powerwave Technologies, Inc.	270,419	256,898
* #	Presstek, Inc.	32,658	136,510
* ●	Price Communications Liquidation Trust	21,600	2,950
*	Quantum Corp.	259,224	75,175
*	Quest Software, Inc.	55,100	730,075
*	QuickLogic Corp.	10,000	9,700
*	RadiSys Corp.	75,815	482,942
*	RealNetworks, Inc.	323,922	1,386,386
	REMEC, Inc.	3,255	2,018
* #	RF Micro Devices, Inc.	593,878	1,181,817
*	RF Monolithics, Inc.	13,050	6,917
	Richardson Electronics, Ltd.	40,047	201,036
*	Rofin-Sinar Technologies, Inc.	18,419	410,560
*	Rudolph Technologies, Inc.	46,989	157,413
*	S1 Corp.	94,279	591,129
*	Safeguard Scientifics, Inc.	66,500	52,535
* #	Sandisk Corp.	72,019	640,249
*	Sanmina-SCI Corp.	493,586	370,190
*	ScanSource, Inc.	27,200	539,648
*	SCM Microsystems, Inc.	6,666	13,265
*	SeaChange International, Inc.	75,124	573,947
*	Secure Computing Corp.	105,197	595,415
*	Semitool, Inc.	56,902	336,291
* #	Semtech Corp.	50,419	611,078
*	SI International, Inc.	27,449	790,531
* #	Sigma Designs, Inc.	7,747	85,914
*	Silicon Image, Inc.	68,179	311,578
*	Silicon Storage Technology, Inc.	100,468	316,474
*	Skyworks Solutions, Inc.	273,925	1,953,085
*	Smart Modular Technologies (WWH), Inc.	41,887	113,514
*	Smith Micro Software, Inc.	45,736	285,850
*	Soapstone Networks, Inc.	25,187	72,539
* #	Sonic Solutions, Inc.	3,494	7,128
*	SonicWALL, Inc.	110,220	493,786
*	Spansion, Inc.	226,079	140,169
*	Spectrum Control, Inc.	14,321	89,220
*	Standard Microsystems Corp.	46,314	834,115
	StarTek, Inc.	33,178	109,819
* #	STEC, Inc.	74,335	408,843
*	SumTotal Systems, Inc.	67,193	215,690
*	SupportSoft, Inc.	108,235	270,588
*	Sycamore Networks, Inc.	581,116	1,940,927
*	Sykes Enterprises, Inc.	69,856	1,114,902
*	Symmetricom, Inc.	77,803	346,223
*	SYNNEX Corp.	72,738	1,122,347
	Take-Two Interactive Software, Inc.	66,614	790,042

26

*	Tech Data Corp.	95,229	2,042,662
#	Technitrol, Inc.	29,207	168,524
*	TechTeam Global, Inc.	20,053	117,310
* #	Tekelec	107,960	1,370,012
*	Tellabs, Inc.	546,170	2,315,761
*	Telular Corp.	18,880	28,320
*	Teradyne, Inc.	121,900	621,690
*	Tessco Technologies, Inc.	5,859	64,273
* #	The Knot, Inc.	25,558	176,350
	TheStreet.com, Inc.	9,440	37,194
*	TIBCO Software, Inc.	321,665	1,656,575
*	Tollgrade Communications, Inc.	23,329	102,648
*	Track Data Corp.	4,385	7,126
*	Transact Technologies, Inc.	10,702	74,914
* #	Transwitch Corp.	8,193	3,441
*	Trident Microsystems, Inc.	97,598	176,652
*	Triquint Semiconductor, Inc.	239,370	1,072,378
*	TTM Technologies, Inc.	126,964	909,062
*	Ultra Clean Holdings, Inc.	35,427	106,990
*	Ultratech, Inc.	34,954	527,106
	United Online, Inc.	86,466	639,848
* #	UTStarcom, Inc.	367,822	875,416
* #	Veeco Instruments, Inc.	50,550	391,257
*	VeriFone Holdings, Inc.	22,400	254,464
*	Vicon Industries, Inc.	5,885	27,660
*	Video Display Corp.	3,412	28,251
*	Vignette Corp.	14,730	119,608
* #	Virage Logic Corp.	46,608	210,668
*	Vishay Intertechnology, Inc.	247,427	1,066,410
* #	Vitesse Semiconductor, Inc.	17,300	6,920
*	Web.com Group, Inc.	64,311	315,767
*	Westell Technologies, Inc.	29,200	9,253
*	Wireless Ronin Technologies, Inc.	27,600	43,056
*	Wireless Telecom Group, Inc.	13,295	7,844
*	WPCS International, Inc.	11,981	35,943
*	ZILOG, Inc.	8,724	24,776
*	Zones, Inc.	15,633	126,784
*	Zoran Corp.	85,059	692,380
*	Zygo Corp.	43,307	372,007
Total Information Technology			143,812,430

Materials — (4.8%)
	A. Schulman, Inc.	20,955	375,304
#	A.M. Castle & Co.	50,381	613,137
*	American Pacific Corp.	5,427	62,682
	Arch Chemicals, Inc.	28,469	807,666
	Ashland, Inc.	78,930	1,783,029
* #	Basin Water, Inc.	18,667	13,254
	Bemis Co., Inc.	79,698	1,979,698
*	Brush Engineered Materials, Inc.	54,600	669,942
*	Buckeye Technologies, Inc.	94,712	557,854
*	Bway Holding Co.	800	5,984
	Cabot Corp.	83,295	2,203,153
*	Caraustar Industries, Inc.	47,819	17,263
	Chemtura Corp.	264,138	456,959

27

	Chesapeake Corp.	9,200	423
* #	Coeur d’Alene Mines Corp.	171,024	123,137
*	Core Molding Technologies, Inc.	4,804	15,613
	Cytec Industries, Inc.	55,090	1,560,149
#	Empire Resources, Inc.	12,711	29,235
#	Ferro Corp.	50,208	777,220
	Friedman Industries, Inc.	5,447	28,052
#	Georgia Gulf Corp.	93,200	214,360
#	Gibraltar Industries, Inc.	68,516	907,837
*	Graphic Packaging Holding Co.	270,295	500,046
*	H&E Equipment Services, Inc.	54,747	312,058
	H.B. Fuller Co.	95,744	1,691,796
*	Headwaters, Inc.	113,600	1,204,160
* #	ICO, Inc.	22,920	102,452
#	Kaiser Aluminum Corp.	42,900	1,439,724
	Kronos Worldwide, Inc.	7,100	90,170
#	Louisiana-Pacific Corp.	185,338	889,622
	Lubrizol Corp.	67,185	2,524,812
*	Material Sciences Corp.	10,322	50,887
*	Maxxam, Inc.	2,600	35,100
	MeadWestavco Corp.	264,464	3,710,430
#	Minerals Technologies, Inc.	22,126	1,255,872
* #	Mines Management, Inc.	7,631	5,494
*	Mod-Pac Corp.	823	2,428
	Myers Industries, Inc.	99,540	1,052,138
	Neenah Paper, Inc.	24,182	218,363
#	NL Industries, Inc.	90,119	1,241,840
	NN, Inc.	2,900	20,909
*	Northern Technologies International Corp.	3,000	31,050
* #	Northwest Pipe Co.	19,398	557,305
	Olympic Steel, Inc.	24,601	562,379
*	OM Group, Inc.	30,100	642,334
	P.H. Glatfelter Co.	70,312	724,917
	Penford Corp.	40,240	517,889
*	PolyOne Corp.	131,861	626,340
	Quaker Chemical Corp.	7,900	151,127
	Reliance Steel & Aluminum Co.	84,800	2,123,392
	Rock-Tenn Co. Class A	64,211	1,952,657
*	Rockwood Holdings, Inc.	92,201	1,138,682
*	Rosetta Resources, Inc.	117,807	1,242,864
	Schweitzer-Maudoit International, Inc.	35,800	598,576
	Sensient Technologies Corp.	81,385	2,053,344
	Spartech Corp.	90,882	578,010
	Stepan Co.	12,235	438,380
* #	Stillwater Mining Co.	24,794	98,184
	Synalloy Corp.	1,000	7,500
#	Temple-Inland, Inc.	144,413	856,369
*	U.S. Concrete, Inc.	46,095	145,199
* #	U.S. Gold Corp.	60,063	42,044
* #	United States Lime & Minerals, Inc.	2,799	71,375
*	Universal Stainless & Alloy Products, Inc.	5,320	98,048
	Valspar Corp.	123,568	2,526,966
	Wausau Paper Corp.	63,333	586,464
#	Westlake Chemical Corp.	119,037	2,170,045
	Worthington Industries, Inc.	141,943	1,713,252
Total Materials			51,804,944

28

Telecommunication Services — (1.0%)
	Arbinet-thexchange, Inc.	45,042	130,622
	CenturyTel, Inc.	156,983	3,941,843
*	Cincinnati Bell, Inc.	872	2,084
#	Consolidated Communications Holdings, Inc.	27,117	279,305
	D&E Communications, Inc.	15,151	106,057
*	General Communications, Inc. Class A	50,489	387,756
* #	Globalstar, Inc.	5,624	3,093
	Hickory Tech Corp.	3,988	24,925
	IDT Corp.	8,600	7,654
	IDT Corp. Class B	39,000	40,170
*	LCC International, Inc. Class A	15,938	239
* #	NextWave Wireless, Inc.	92,453	25,887
*	Occam Networks, Inc.	30,700	86,267
*	PAETEC Holding Corp.	9,477	8,529
	Shenandoah Telecommunications Co.	2,100	50,337
	SureWest Communications	10,267	181,418
	Telephone & Data Systems, Inc.	81,674	2,192,947
	Telephone & Data Systems, Inc. Special Shares	20,844	571,126
*	United States Cellular Corp.	62,340	2,388,245
*	Xeta Corp.	9,261	15,744
Total Telecommunication Services			10,444,248

Utilities — (0.0%)
	Connecticut Water Services, Inc.	400	10,600
	Middlesex Water Co.	22,032	379,832
Total Utilities			390,432

TOTAL COMMON STOCKS			850,755,224

EXCHANGE – TRADED FUND — (0.5%)
	iShares Russell 2000 Value Index Fund	100,000	5,272,000

RIGHTS/WARRANTS — (0.0%)
* ●	Federal-Mogul Corp. Warrants 12/27/14	7,455	1,566

TEMPORARY CASH INVESTMENTS — (1.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,542,691	10,542,691

	Face
	Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,680,000 FNMA 4.50%, 10/01/35, valued at $4,270,602) to be repurchased at $4,205,329	$4,205	4,205,000
TOTAL TEMPORARY CASH INVESTMENTS		14,747,691

29

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	191,509,364	191,509,364

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $21,984,204 FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/21 to 04/01/38 & U.S. Treasury STRIP 4.620%(y), 02/15/17, valued at $17,684,779) to be repurchased at $17,215,719	$17,215	17,215,376

TOTAL SECURITIES LENDING COLLATERAL			208,724,740

TOTAL INVESTMENTS - (100.0%)
(Cost $1,422,350,932)			$1,079,501,221

See accompanying Notes to Financial Statements.

30

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (82.5%)
Consumer Discretionary — (9.7%)
* #	1-800-FLOWERS.COM, Inc.	9,100	$48,685
*	4Kids Entertainment, Inc.	2,300	12,167
*	99 Cents Only Stores	23,969	292,422
*	A.C. Moore Arts & Crafts, Inc.	5,200	14,456
	Aaron Rents, Inc.	16,530	409,779
	Aaron Rents, Inc. Class A	1,144	23,452
	Abercrombie & Fitch Co.	4,500	130,320
* #	AbitibiBowater, Inc.	2,236	4,360
*	Acme Communications, Inc.	2,301	1,150
	Acme United Corp.	1,000	10,300
#	Advance Auto Parts, Inc.	20,650	644,280
* #	Aeropostale, Inc.	11,541	279,408
*	AFC Enterprises, Inc.	6,000	29,160
	Aldila, Inc.	1,600	6,880
*	Alloy, Inc.	5,507	27,645
* #	Amazon.com, Inc.	41,580	2,380,039
	Ambassadors Group, Inc.	5,585	58,307
* #	AMDL, Inc.	2,300	2,254
* #	American Apparel, Inc.	1,276	7,503
	American Axle & Manufacturing Holdings, Inc.	17,600	63,184
*	American Biltrite, Inc.	327	1,357
#	American Eagle Outfitters, Inc.	44,611	496,074
	American Greetings Corp. Class A	9,000	105,120
*	America’s Car-Mart, Inc.	3,810	62,217
	Ameristar Casinos, Inc.	15,008	138,224
* #	AnnTaylor Stores Corp.	20,100	252,657
* #	Apollo Group, Inc. Class A	16,700	1,160,817
#	Arbitron, Inc.	4,206	137,031
#	Arctic Cat, Inc.	2,500	18,950
	Ark Restaurants Corp.	483	6,033
#	ArvinMeritor, Inc.	23,800	140,896
	Asbury Automotive Group, Inc.	7,700	25,025
*	Ascent Media Corp. (043632108)	2,688	67,980
* ●	Ascent Media Corp. (043632207)	60	7,122
*	Ashworth, Inc.	3,010	5,508
*	ATC Technology Corp.	7,400	162,282
*	Audiovox Corp. Class A	600	3,534
* #	AutoNation, Inc.	57,890	397,704
* #	Autozone, Inc.	4,553	579,551
*	Avatar Holdings, Inc.	2,634	89,424
*	Bakers Footwear Group, Inc.	600	738
*	Ballantyne of Omaha, Inc.	3,565	6,417
* #	Bally Technologies, Inc.	4,000	88,600
#	Barnes & Noble, Inc.	21,032	397,084

1

*	Barry (R.G.) Corp.	3,400	17,544
	Bassett Furniture Industries, Inc.	3,800	16,758
	Beasley Broadcast Group, Inc.	1,050	1,564
	Bebe Stores, Inc.	33,183	294,001
* #	Bed Bath and Beyond, Inc.	29,000	747,330
#	Belo Corp.	4,542	15,034
	Belo Corp. Class A	26,410	56,253
*	Benihana, Inc.	1,044	2,944
*	Benihana, Inc. Class A	1,488	4,434
#	Best Buy Co., Inc.	41,043	1,100,363
	Big 5 Sporting Goods Corp.	5,223	32,800
*	Big Lots, Inc.	25,920	633,226
* #	BJ’s Restaurants, Inc.	8,400	74,676
	Black & Decker Corp.	8,300	420,146
#	Blockbuster, Inc. Class A	41,400	62,928
* #	Blockbuster, Inc. Class B	19,013	16,541
* #	Blue Nile, Inc.	1,300	39,754
* #	Bluegreen Corp.	10,800	52,380
	Blyth, Inc.	11,500	98,900
	Bob Evans Farms, Inc.	7,810	163,073
#	Bon-Ton Stores, Inc.	3,000	6,720
	Books-A-Million, Inc.	4,080	12,852
	Borders Group, Inc.	724	2,454
	BorgWarner, Inc.	28,100	631,407
	Bowl America, Inc. Class A	400	4,260
#	Boyd Gaming Corp.	18,050	122,740
	Brinker International, Inc.	22,450	208,785
#	Brookfield Homes Corp.	9,200	84,272
	Brown Shoe Company, Inc.	14,919	157,246
#	Brunswick Corp.	28,500	98,895
#	Buckle, Inc.	11,475	302,251
* #	Buffalo Wild Wings, Inc.	4,800	135,744
*	Build-A-Bear-Workshop, Inc.	6,400	33,280
#	Building Materials Holding Corp.	1,800	432
#	Bunge, Ltd.	22,000	845,020
#	Burger King Holdings, Inc.	41,800	830,984
* #	Cabela’s, Inc.	24,887	197,852
	Cablevision Systems New York Group Class A	7,600	134,748
*	Cache, Inc.	4,500	16,155
*	California Coastal Communities, Inc.	1,778	2,258
*	California Pizza Kitchen, Inc.	10,000	97,700
	Callaway Golf Co.	20,562	215,079
	Canterbury Park Holding Corp.	514	3,547
* #	Capella Education Co.	2,200	104,280
* #	Career Education Corp.	35,600	562,836
* #	CarMax, Inc.	29,506	313,354
	Carmike Cinemas, Inc.	2,600	5,590
#	Carnival Corp.	87,484	2,222,094
*	Carriage Services, Inc.	6,149	14,635
*	Carter’s, Inc.	17,773	377,499
*	Casual Male Retail Group, Inc.	11,500	21,850
	Cato Corp. Class A	9,200	142,784
*	Cavalier Homes, Inc.	3,130	4,977
*	Cavco Industries, Inc.	2,050	69,761
#	CBRL Group, Inc.	5,879	117,110

2

	CBS Corp. Class A	5,004	49,189
	CBS Corp. Class B	72,134	700,421
* #	CEC Entertainment, Inc.	6,794	174,470
#	Centex Corp.	37,500	459,375
* #	Champion Enterprises, Inc.	22,200	41,514
* #	Charles and Colvard, Ltd.	1,210	363
*	Charlotte Russe Holding, Inc.	8,000	67,600
* #	Charter Communications, Inc.	20,934	9,211
* #	Cheesecake Factory, Inc.	21,494	189,147
#	Cherokee, Inc.	1,521	31,409
*	Chico’s FAS, Inc.	24,497	83,290
* #	Chipotle Mexican Grill, Inc.	1,400	71,050
*	Chipotle Mexican Grill, Inc. Class B	2,200	94,094
#	Choice Hotels International, Inc.	15,200	415,568
#	Christopher & Banks Corp.	10,400	54,288
*	Chromcraft Revington, Inc.	2,232	1,004
	Churchill Downs, Inc.	4,213	160,010
	Cinemark Holdings, Inc.	26,551	220,108
#	Circuit City Stores, Inc.	14,000	3,500
#	Citadel Broadcasting Co.	17,860	5,358
* #	Citi Trends, Inc.	3,800	63,574
#	CKE Restaurants, Inc.	13,740	116,653
*	CKX, Inc.	11,165	49,573
*	Coach, Inc.	40,360	831,416
	Coachmen Industries, Inc.	200	216
	Coast Distribution System, Inc.	890	1,958
	Cobra Electronics Corp.	1,135	1,827
*	Coinstar, Inc.	7,000	167,930
*	Coldwater Creek, Inc.	32,400	116,316
	Collectors Universe, Inc.	2,522	9,358
#	Columbia Sportswear Co.	13,600	501,432
	Comcast Corp. Class A	225,473	3,553,454
	Comcast Corp. Special Class A Non-Voting	94,227	1,452,980
*	Concord Camera Corp.	405	802
* #	Conn’s, Inc.	7,921	107,330
#	Cooper Tire & Rubber Co.	19,100	145,733
* #	Corinthian Colleges, Inc.	21,961	313,603
* #	Cosi, Inc.	4,664	5,410
	Courier Corp.	4,572	79,599
* #	Cox Radio, Inc.	10,533	57,405
	CPI Corp.	840	6,132
	Craftmade International, Inc.	822	1,570
* #	Crown Media Holdings, Inc.	16,074	49,990
	CSS Industries, Inc.	2,400	53,280
*	Culp, Inc.	3,600	10,332
* #	Cumulus Media, Inc. Class A	3,700	3,885
*	Cybex International, Inc.	7,361	14,575
*	Cycle Country Accessories Corp.	300	210
#	D.R. Horton, Inc.	70,900	523,242
#	Darden Restaurants, Inc.	9,600	212,832
*	Deckers Outdoor Corp.	1,602	135,946
	Decorator Industries, Inc.	300	382
*	DEI Holdings, Inc.	400	92
*	dELiA*s, Inc.	1,054	2,551
*	Delta Apparel, Inc.	1,328	8,101

3

*	Design Within Reach, Inc.	4,658	9,363
	DeVry, Inc.	11,200	634,928
*	DG FastChannel, Inc.	5,774	102,258
* #	Dick’s Sporting Goods, Inc.	28,339	434,153
*	Diedrich Coffee, Inc.	800	840
#	Dillards, Inc. Class A	20,995	111,903
#	DineEquity, Inc.	6,020	108,541
*	Discovery Communications, Inc. (25470F104)	26,886	366,725
*	Discovery Communications, Inc. (25470F203)	600	8,160
*	Discovery Communications, Inc. (25470F302)	27,486	366,114
*	DISH Network Corp.	18,020	283,635
	Disney (Walt) Co.	231,700	6,001,030
*	Dixie Group, Inc.	2,745	11,254
* #	Dollar Tree, Inc.	23,790	904,496
* #	Domino’s Pizza, Inc.	18,000	107,100
*	Dorman Products, Inc.	4,491	50,524
#	Dover Downs Gaming & Entertainment, Inc.	2,650	13,568
	Dover Motorsports, Inc.	3,800	8,132
*	DreamWorks Animation SKG, Inc.	18,300	514,230
* #	Drew Industries, Inc.	3,500	42,350
* #	drugstore.com, Inc.	16,294	29,003
*	DRYCLEAN USA, Inc.	100	80
	E.W. Scripps Co.	8,366	38,902
#	Eastman Kodak Co.	93,000	853,740
*	Eddie Bauer Holdings, Inc.	3,421	11,734
	Educational Development Corp.	1,183	4,945
*	Einstein Noah Restaurant Group, Inc.	3,800	30,476
*	EMAK Worldwide, Inc.	322	103
*	Emerson Radio Corp.	4,100	2,378
	Emmis Communications Corp. Class A	6,900	4,485
* #	Enova Systems, Inc.	2,943	3,237
#	Entercom Communications Corp.	5,743	3,963
*	Entravision Communications Corp.	13,700	25,893
	Escalade, Inc.	1,800	2,448
#	Ethan Allen Interiors, Inc.	11,200	200,368
*	Expedia, Inc.	51,400	488,814
	Family Dollar Stores, Inc.	30,300	815,373
*	Famous Dave’s of America, Inc.	1,779	7,454
	Finish Line, Inc. Class A	19,195	183,696
*	Finlay Enterprises, Inc.	1,300	169
	Fisher Communications, Inc.	3,728	137,563
*	Flanigan’s Enterprises, Inc.	300	1,350
* #	Fleetwood Enterprises, Inc.	8,412	3,449
	Flexsteel Industries, Inc.	1,119	9,097
	Foot Locker, Inc.	66,900	978,078
* #	Ford Motor Co.	222,676	487,660
	Fortune Brands, Inc.	37,700	1,437,878
* #	Fossil, Inc.	17,695	321,164
*	Franklin Covey Co.	6,300	32,130
*	Franklin Electronic Publishers, Inc.	500	637
*	Frederick’s of Hollywood Group	775	310
#	Fred’s, Inc.	15,300	187,425
	Frisch’s Restaurants, Inc.	1,138	19,460
*	Fuel Systems Solutions, Inc.	4,350	123,757
*	Full House Resorts, Inc.	700	840

4

	Furniture Brands International, Inc.	17,500	99,575
*	Gaiam, Inc.	3,100	25,420
*	GameStop Corp. Class A	15,462	423,504
*	GameTech International, Inc.	4,030	9,511
*	Gaming Partners International Corp.	2,100	14,259
* #	Gander Mountain Co.	8,214	16,674
#	Gannett Co., Inc.	54,491	599,401
#	Gap, Inc.	88,774	1,148,736
* #	Gaylord Entertainment Co.	11,466	245,487
#	General Motors Corp.	43,200	249,696
* #	Genesco, Inc.	5,024	124,645
* #	Gentek, Inc.	3,538	63,684
#	Gentex Corp.	30,800	295,372
	Genuine Parts Co.	28,800	1,133,280
*	G-III Apparel Group, Ltd.	5,672	78,330
*	Goodyear Tire & Rubber Co.	55,059	491,126
*	Gottschalks, Inc.	2,391	1,674
#	Gray Television, Inc.	11,200	5,600
	Gray Television, Inc. Class A	300	450
*	Great Wolf Resorts, Inc.	6,500	12,285
#	Group 1 Automotive, Inc.	8,300	83,415
* #	GSI Commerce, Inc.	11,180	115,713
#	Guess?, Inc.	16,400	357,028
* #	Gymboree Corp.	6,514	168,452
	H&R Block, Inc.	41,400	816,408
*	Hampshire Group, Ltd.	689	3,342
#	Handleman Co.	3,031	3,910
* #	Hanesbrands, Inc.	16,200	283,014
#	Harley-Davidson, Inc.	46,240	1,131,955
	Harman International Industries, Inc.	21,055	386,780
*	Harris Interactive, Inc.	7,500	8,700
#	Harte-Hanks, Inc.	22,500	157,950
*	Hartmarx Corp.	3,520	2,077
	Hasbro, Inc.	30,710	892,740
*	Hastings Entertainment, Inc.	1,400	6,342
	Haverty Furniture Co., Inc.	5,731	56,393
	Haverty Furniture Co., Inc. Class A	470	4,691
*	Hawk Corp.	1,965	28,394
*	Hayes Lemmerz International, Inc.	22,623	30,089
#	Hearst-Argyle Television, Inc.	20,429	306,026
*	Heelys, Inc.	3,900	13,689
*	Helen of Troy, Ltd.	10,447	187,942
* #	Hibbett Sporting Goods, Inc.	6,700	119,327
#	Hillenbrand, Inc.	10,100	191,900
*	Hollywood Media Corp.	7,954	15,272
#	Home Depot, Inc.	133,825	3,156,932
	Hooker Furniture Corp.	3,200	29,152
*	Hot Topic, Inc.	14,985	97,103
*	Hovnanian Enterprises, Inc. Class A	20,000	85,800
*	HSN, Inc.	12,325	75,799
* #	Iconix Brand Group, Inc.	19,452	211,832
#	Idearc, Inc.	10,660	4,051
*	ILX Resorts, Inc.	300	372
*	Image Entertainment, Inc.	2,100	1,617
*	Infosonics Corp.	2,100	882

5

	Interactive Data Corp.	23,287	549,107
	Interface, Inc. Class A	13,641	96,169
#	International Game Technology	21,586	302,204
#	International Speedway Corp. Class A	11,250	353,137
* #	Interpublic Group of Companies, Inc.	97,600	506,544
*	Interstate Hotels & Resorts, Inc.	11,100	10,878
*	Interval Leisure Group, Inc.	12,325	89,479
* #	iRobot Corp.	5,500	56,760
* #	Isle of Capri Casinos, Inc.	5,700	29,013
* #	ITT Educational Services, Inc.	3,100	271,715
	J. Alexander’s Corp.	1,500	7,275
*	J. Crew Group, Inc.	7,900	159,975
	J.C. Penney Co., Inc.	67,656	1,618,332
* #	Jack in the Box, Inc.	14,739	296,254
	Jackson Hewitt Tax Service, Inc.	7,260	100,043
*	Jaclyn, Inc.	400	1,810
*	JAKKS Pacific, Inc.	9,300	208,041
* #	Jarden Corp.	33,058	588,432
*	Jennifer Convertibles, Inc.	500	205
*	Jo-Ann Stores, Inc.	9,000	172,440
	Johnson Controls, Inc.	79,930	1,417,159
	Johnson Outdoors, Inc.	1,795	15,006
	Jones Apparel Group, Inc.	31,831	353,642
* #	Jos. A. Bank Clothiers, Inc.	6,531	166,345
	Journal Communications, Inc. Class A	12,800	32,000
#	Journal Register Co.	6,700	67
#	KB HOME	35,600	594,164
	Kenneth Cole Productions, Inc. Class A	3,600	47,808
	Kimball International, Inc. Class B	8,355	62,245
*	Knology, Inc.	7,900	38,236
* #	Kohl’s Corp.	24,400	857,172
*	Kona Grill, Inc.	1,300	3,302
	Koss Corp.	200	2,390
* #	Krispy Kreme Doughnuts, Inc.	1,916	5,288
	KSW, Inc.	730	3,460
	K-Swiss, Inc. Class A	8,125	122,931
	LaCrosse Footwear, Inc.	991	14,171
*	Lakeland Industries, Inc.	1,850	18,370
*	Lakes Entertainment, Inc.	3,772	16,220
* #	Lamar Advertising Co.	20,300	307,951
#	Landry’s Restaurants, Inc.	300	3,765
*	Las Vegas Sands Corp.	21,500	305,085
*	Lazare Kaplan International, Inc.	1,600	11,520
#	La-Z-Boy, Inc.	16,910	97,740
*	LeapFrog Enterprises, Inc.	8,369	56,491
*	Lear Corp.	24,500	49,245
#	Lee Enterprises, Inc.	11,800	29,500
#	Leggett & Platt, Inc.	58,149	1,009,467
	Lennar Corp. Class A	39,640	306,814
	Lennar Corp. Class B	3,470	20,473
*	Lenox Group, Inc.	2,800	140
	Libbey, Inc.	5,700	20,862
*	Liberty Global, Inc. Class A	22,346	368,486
*	Liberty Global, Inc. Series C	39,397	636,656
*	Liberty Media Corp. - Entertainment Class A	68,840	1,108,324

6

*	Liberty Media Corp. - Entertainment Class B	956	14,579
*	Liberty Media Holding Corp. Capital Class A	53,068	361,393
*	Liberty Media Holding Corp. Capital Class B	239	1,783
*	Liberty Media Holding Corp. Interactive Class A	167,412	816,971
*	Liberty Media Holding Corp. Interactive Class B	5,303	25,773
* #	Life Time Fitness, Inc.	9,128	173,797
#	Lifetime Brands, Inc.	3,181	15,587
#	Limited Brands, Inc.	102,600	1,229,148
*	LIN TV Corp.	6,152	10,520
*	Lincoln Educational Services	7,274	105,182
#	Lithia Motors, Inc. Class A	2,313	9,483
*	Live Nation, Inc.	25,651	288,574
	Liz Claiborne, Inc.	13,946	113,660
* #	LKQ Corp.	33,400	382,096
* #	Lodgenet Entertainment Corp.	2,700	2,700
*	Lodgian, Inc.	5,400	27,540
#	Lowe’s Companies, Inc.	158,799	3,445,938
*	Luby’s, Inc.	9,091	44,000
	M/I Homes, Inc.	4,600	62,606
*	Mace Security International, Inc.	2,500	2,175
	Macy’s, Inc.	117,605	1,445,365
*	Maidenform Brands, Inc.	5,000	54,900
	Marine Products Corp.	9,090	56,267
* #	MarineMax, Inc.	3,200	7,424
	Marriott International, Inc. Class A	27,779	579,748
* #	Martha Stewart Living Omnimedia, Inc.	7,400	38,702
*	Marvel Entertainment, Inc.	9,100	292,929
	Mattel, Inc.	56,200	844,124
#	Matthews International Corp. Class A	7,880	351,684
	McDonald’s Corp.	93,280	5,403,710
	McGraw-Hill Companies, Inc.	25,820	693,009
	MDC Holdings, Inc.	19,800	665,874
*	Meade Instruments Corp.	200	34
#	Media General, Inc. Class A	8,000	61,040
*	Mediacom Communications Corp.	7,100	31,524
#	Meredith Corp.	6,400	123,968
*	Meritage Homes Corp.	11,200	153,776
*	Meritage Hospitality Group, Inc.	299	405
* #	MGM Mirage	14,600	240,316
*	Midas, Inc.	2,000	26,060
	Modine Manufacturing Co.	13,600	100,640
* #	Mohawk Industries, Inc.	20,311	982,646
	Monaco Coach Corp.	5,500	12,100
*	Monarch Casino & Resort, Inc.	4,017	35,791
	Monro Muffler Brake, Inc.	5,666	121,989
* #	Morgans Hotel Group	7,500	35,700
* #	Morningstar, Inc.	9,000	336,960
*	Morton’s Restaurant Group, Inc.	6,400	22,144
*	Mothers Work, Inc.	2,100	18,438
#	Movado Group, Inc.	6,031	91,732
*	MTR Gaming Group, Inc.	9,610	25,755
* #	Multimedia Games, Inc.	8,600	25,972
*	Nathan’s Famous, Inc.	2,000	31,440
	National CineMedia, Inc.	9,377	75,954
	National Presto Industries, Inc.	2,600	172,250

7

#	Nautilus Group, Inc.	11,200	27,328
*	Navarre Corp.	7,800	7,176
* #	Netflix, Inc.	9,110	225,564
*	Nevada Gold & Casinos, Inc.	700	413
	New Frontier Media, Inc.	8,670	16,646
*	New Motion, Inc.	1,352	2,407
*	New York & Co., Inc.	18,215	51,366
	Newell Rubbermaid, Inc.	33,800	464,750
	News Corp. Class A	154,661	1,645,593
	News Corp. Class B	69,772	740,979
#	NIKE, Inc. Class B	28,930	1,667,236
*	Nobel Learning Communities, Inc.	2,709	36,626
	Nobility Homes, Inc.	775	9,060
#	Noble International, Ltd.	6,467	10,347
#	Nordstrom, Inc.	27,200	492,048
#	Nutri/System, Inc.	3,649	51,633
* #	NVR, Inc.	1,200	588,252
*	Office Depot, Inc.	88,300	317,880
	OfficeMax, Inc.	16,500	132,825
	Omnicom Group, Inc.	27,208	803,724
*	Orange 21, Inc.	335	502
#	Orleans Homebuilders, Inc.	4,970	15,258
	O’Charleys, Inc.	5,100	38,250
* #	O’Reilly Automotive, Inc.	22,381	606,749
* #	Outdoor Channel Holdings, Inc.	8,549	68,392
* #	Overstock.com, Inc.	3,200	39,712
#	Oxford Industries, Inc.	5,706	76,860
*	P & F Industries, Inc. Class A	400	552
* #	P.F. Chang’s China Bistro, Inc.	7,200	147,312
*	Pacific Sunwear of California, Inc.	20,100	68,742
* #	Palm Harbor Homes, Inc.	7,682	66,065
* #	Panera Bread Co.	9,200	415,104
*	Papa John’s International, Inc.	4,300	97,008
*	PC Mall, Inc.	5,200	23,296
*	Penn National Gaming, Inc.	11,100	213,786
	Pennichuck Corp.	1,471	31,494
#	Penske Automotive Group, Inc.	33,600	275,184
*	Perry Ellis International, Inc.	5,950	58,250
*	PetMed Express, Inc.	5,200	91,832
#	PetSmart, Inc.	39,100	769,879
#	Phillips-Van Heusen Corp.	21,975	538,607
*	Phoenix Footwear Group, Inc.	900	364
*	Pinnacle Entertainment, Inc.	10,195	57,092
* #	Playboy Enterprises, Inc. Class A	400	1,460
* #	Playboy Enterprises, Inc. Class B	8,610	21,267
#	Polaris Industries, Inc.	4,490	151,178
	Polo Ralph Lauren Corp.	2,900	136,793
*	Pomeroy IT Solutions, Inc.	1,700	4,420
#	Pool Corp.	1,167	20,317
*	Premier Exhibitions, Inc.	9,000	9,270
#	Pre-Paid Legal Services, Inc.	1,600	63,168
*	PreVu, Inc.	6,677	27
* #	Priceline.com, Inc.	3,600	189,468
	PRIMEDIA, Inc.	10,716	13,395
* #	Princeton Review, Inc.	7,740	43,112

8

*	Progressive Gaming International Corp.	1,613	532
*	Proliance International, Inc.	2,300	1,380
#	Pulte Homes, Inc.	83,100	925,734
*	QEP Co., Inc.	352	1,257
* #	Quaker Fabric Corp.	200	—
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,906	2,179
*	Quiksilver, Inc.	44,438	115,094
* #	R.H. Donnelley Corp.	10,922	9,284
*	Radio One, Inc. Class D	10,958	876
#	RadioShack Corp.	33,800	427,908
*	Rainmaker Systems, Inc.	5,593	6,991
*	RC2 Corp.	4,955	62,928
	RCN Corp.	10,415	67,177
*	Reading International, Inc. Class A	4,233	23,366
*	Red Lion Hotels Corp.	5,748	15,922
* #	Red Robin Gourmet Burgers, Inc.	7,000	106,330
* #	RedEnvelope, Inc.	1,100	7
*	Regent Communications, Inc.	600	174
	Regis Corp.	15,847	196,027
*	Rent-A-Center, Inc.	29,900	436,540
*	Rentrak Corp.	2,630	29,850
*	Retail Ventures, Inc.	15,000	30,900
*	Rex Stores Corp.	200	1,776
* #	Rick’s Cabaret International, Inc.	2,000	12,640
*	Rockford Corp.	700	686
*	Rocky Brands, Inc.	800	3,320
#	Ross Stores, Inc.	15,209	497,182
#	Royal Caribbean Cruises, Ltd.	42,540	576,842
*	Rubio’s Restaurants, Inc.	1,891	8,283
#	Ruby Tuesday, Inc.	6,700	16,147
#	Russ Berrie & Co., Inc.	5,405	14,593
*	Ruth’s Hospitality Group, Inc.	1,600	3,664
#	Ryland Group, Inc.	15,459	290,475
*	Saga Communications, Inc. Class A	4,630	24,770
#	Saks, Inc.	22,900	137,400
	Salem Communications Corp.	3,900	4,095
* #	Sally Beauty Holdings, Inc.	25,562	129,855
	Sauer-Danfoss, Inc.	15,541	159,295
	Scholastic Corp.	7,100	131,847
* #	Scientific Games Corp.	14,801	266,418
	Scripps Networks Interactive	21,400	607,760
	Sealy Corp.	19,900	64,277
* #	Sears Holdings Corp.	38,031	2,195,910
	Service Corp. International	92,510	638,319
#	Sherwin-Williams Co.	10,500	597,555
	Shiloh Industries, Inc.	5,100	25,551
*	Shoe Carnival, Inc.	4,077	57,119
*	Shuffle Master, Inc.	4,861	18,763
*	Silverleaf Resorts, Inc.	4,486	4,262
	Sinclair Broadcast Group, Inc. Class A	18,066	58,353
* #	SIRIUS XM Radio, Inc.	66,720	22,551
*	Skechers U.S.A., Inc. Class A	6,255	84,943
	Skyline Corp.	3,100	67,022
* #	Smith & Wesson Holding Corp.	12,478	28,699
	Snap-On, Inc.	23,100	853,545

9

	Sonesta International Hotels Corp. Class A	347	3,643
#	Sonic Automotive, Inc.	12,770	65,510
* #	Sonic Corp.	14,990	160,393
	Sotheby’s Class A	14,800	137,788
* #	Source Interlink Companies, Inc.	6,300	2,331
*	Spanish Broadcasting System, Inc.	8,900	2,047
#	Spartan Motors, Inc.	10,175	46,703
	Speedway Motorsports, Inc.	14,029	223,763
*	Sport Chalet, Inc. Class A	2,085	3,273
*	Sport Chalet, Inc. Class B	238	452
	Sport Supply Group, Inc.	4,800	38,544
	Stage Stores, Inc.	9,408	72,536
*	Stamps.com, Inc.	6,012	58,677
	Standard Motor Products, Inc.	7,205	30,333
	Standard Pacific Corp.	31,850	90,772
	Stanley Furniture, Inc.	3,359	33,053
	Staples, Inc.	54,253	1,054,136
*	Starbucks Corp.	61,330	805,263
#	Starwood Hotels & Resorts Worldwide, Inc.	18,000	405,720
*	Steinway Musical Instruments, Inc.	2,524	56,184
*	Steven Madden, Ltd.	5,600	121,968
#	Stewart Enterprises, Inc.	3,164	16,358
* #	Stoneridge, Inc.	8,215	46,743
	Strattec Security Corp.	880	18,885
	Strayer Education, Inc.	2,802	634,009
	Sturm Ruger & Co., Inc.	8,100	57,915
*	Sun-Times Media Group, Inc. Class A	7,900	553
#	Superior Industries International, Inc.	8,681	124,138
	Superior Uniform Group, Inc.	1,300	12,987
*	Syms Corp.	1,086	11,403
* #	Syntax-Brillian Corp.	6,641	23
#	Systemax, Inc.	12,322	174,480
#	Talbots, Inc.	15,693	153,948
	Tandy Brand Accessories, Inc.	1,100	2,651
*	Tandy Leather Factory, Inc.	754	1,734
#	Target Corp.	64,915	2,604,390
*	Tarragon Corp.	2,387	310
*	Tarrant Apparel Group	300	150
	Tempur-Pedic International, Inc.	8,886	69,400
* #	Tenneco Automotive, Inc.	15,200	74,632
* #	Texas Roadhouse, Inc.	22,210	155,914
*	The Children’s Place Retail Stores, Inc.	6,958	232,606
*	The DIRECTV Group, Inc.	107,436	2,351,774
* #	The Dress Barn, Inc.	21,476	205,311
*	The Hallwood Group, Inc.	200	6,700
	The Marcus Corp.	6,685	93,791
#	The McClatchey Co.	6,709	20,597
	The Men’s Wearhouse, Inc.	11,000	168,190
#	The New York Times Co. Class A	36,516	365,160
	The Pep Boys - Manny, Moe & Jack	13,700	66,034
	The Stanley Works	31,535	1,032,456
* #	The Steak n Shake Co.	9,801	50,475
#	The TJX Companies, Inc.	40,920	1,095,019
* #	The Walking Co Holdings, Inc.	1,093	3,913
*	The Wet Seal, Inc. Class A	11,593	34,083

10

* #	thinkorswim Group, Inc.	13,762	110,096
	Thor Industries, Inc.	9,287	166,237
*	Ticketmaster	12,325	119,306
#	Tiffany & Co.	24,400	669,780
*	Timberland Co. Class A	18,403	222,676
	Time Warner, Inc.	441,219	4,451,900
* #	TiVo, Inc.	14,441	99,210
*	Toll Brothers, Inc.	39,700	917,864
*	Town Sports International Holdings, Inc.	1,800	4,482
* #	Tractor Supply Co.	11,800	490,408
*	Triple Crown Media, Inc.	548	11
*	True Religion Apparel, Inc.	3,900	65,325
* #	Trump Entertainment Resorts, Inc.	5,000	3,350
*	TRW Automotive Holdings Corp.	37,000	233,840
*	Tuesday Morning Corp.	7,600	17,024
	Tupperware Corp.	16,910	427,823
*	Tween Brands, Inc.	6,300	53,676
	Tyco Electronics, Ltd.	64,772	1,259,168
* #	Under Armour, Inc. Class A	4,500	117,000
*	Unifi, Inc.	20,666	99,197
	Unifirst Corp.	5,540	180,770
*	Universal Electronics, Inc.	3,876	81,900
* #	Universal Technical Institute, Inc.	5,800	95,700
* #	Urban Outfitters, Inc.	21,100	458,714
	V.F. Corp.	32,900	1,812,790
* #	Vail Resorts, Inc.	13,000	432,380
* #	Valassis Communications, Inc.	16,500	73,260
	Value Line, Inc.	1,267	48,843
*	ValueVision Media, Inc. Class A	11,010	7,597
*	VCG Holding Corp.	300	726
* #	Viacom, Inc. Class A	4,359	93,501
*	Viacom, Inc. Class B	44,256	894,856
	Virco Manufacturing Corp.	2,296	6,291
	Visteon Corp.	17,400	12,006
* #	Volcom, Inc.	6,700	86,631
*	Voyager Learning Co.	669	1,003
	WABCO Holdings, Inc.	3,504	64,368
*	Warnaco Group, Inc.	15,930	474,873
#	Warner Music Group Corp.	14,739	61,019
#	Washington Post Co.	1,810	772,508
#	Weight Watchers International, Inc.	19,600	613,088
*	Wells-Gardner Electronics Corp.	992	645
* #	Wendy’s/Arby’s Group, Inc.	87,370	316,279
*	West Marine, Inc.	5,808	36,765
*	Westwood One, Inc.	11,300	3,277
	Weyco Group, Inc.	3,295	91,601
#	Whirlpool Corp.	22,600	1,054,290
	Wiley (John) & Sons, Inc. Class A	12,063	419,551
#	Wiley (John) & Sons, Inc. Class B	1,844	64,134
*	Williams Controls, Inc.	785	9,420
#	Williams-Sonoma, Inc.	28,400	235,152
*	Winmark Corp.	600	9,018
	Winnebago Industries, Inc.	6,638	39,430
* #	WMS Industries, Inc.	12,500	312,500
	Wolverine World Wide, Inc.	13,200	310,200

11

#	World Wrestling Entertainment, Inc.	5,800	82,592
* #	WorldSpace, Inc. Class A	6,800	238
*	WPT Enterprises, Inc.	1,806	687
	Wyndham Worldwide Corp.	60,620	496,478
#	Wynn Resorts, Ltd.	9,800	591,920
	Xerium Technologies, Inc.	13,400	52,126
*	Young Broadcasting, Inc. Class A	2,666	163
	Yum! Brands, Inc.	45,740	1,326,917
* #	Zale Corp.	13,900	237,134
* #	Zumiez, Inc.	4,206	41,051
Total Consumer Discretionary			153,137,175

Consumer Staples — (7.7%)
	Alberto-Culver Co.	30,700	789,911
#	Alico, Inc.	2,114	83,270
*	Alliance One International, Inc.	30,700	102,538
	Altria Group, Inc.	159,520	3,061,189
#	Andersons, Inc.	5,140	136,878
#	Anheuser-Busch Companies, Inc.	45,278	2,808,594
	Archer-Daniels-Midland Co.	43,100	893,463
	Arden Group, Inc. Class A	397	59,550
	Avon Products, Inc.	33,000	819,390
	B&G Foods, Inc.	12,100	45,133
* #	Bare Escentuals, Inc.	24,100	100,738
* #	BJ’s Wholesale Club, Inc.	13,357	470,166
*	Boston Beer Co., Inc. Class A	2,300	86,917
*	Bridgford Foods Corp.	1,800	7,200
	Brown-Forman Corp. Class A	2,976	133,920
	Brown-Forman Corp. Class B	8,244	374,278
*	Cagle’s, Inc. Class A	500	1,650
	Calavo Growers, Inc.	3,002	30,470
#	Cal-Maine Foods, Inc.	5,393	158,500
	Campbell Soup Co.	34,959	1,326,694
	Casey’s General Stores, Inc.	17,356	524,151
	CCA Industries, Inc.	1,800	8,100
*	Central European Distribution Corp.	15,305	440,631
*	Central Garden & Pet Co.	7,730	26,127
*	Central Garden & Pet Co. Class A	16,990	54,028
* #	Chattem, Inc.	2,572	194,623
#	Chiquita Brands International, Inc.	16,900	230,685
#	Church & Dwight Co., Inc.	14,450	853,850
	Clorox Co.	11,420	694,450
#	Coca-Cola Bottling Co.	1,194	52,751
	Coca-Cola Co.	178,024	7,843,737
	Coca-Cola Enterprises, Inc.	125,095	1,257,205
	Coffee Holding Co, Inc.	100	165
	Colgate-Palmolive Co.	38,269	2,401,762
*	Collective Brands, Inc.	787	10,066
	ConAgra, Inc.	111,700	1,945,814
*	Constellation Brands, Inc. Class A	61,700	773,718
*	Constellation Brands, Inc. Class B	2,358	29,569
	Corn Products International, Inc.	29,575	719,264
	Costco Wholesale Corp.	29,050	1,656,140
*	Craft Brewers Alliance, Inc.	2,200	6,138
*	Cuisine Solutions, Inc.	900	2,259

12

	CVS Caremark Corp.	178,250	5,463,362
*	Darling International, Inc.	13,160	99,226
*	Dean Foods Co.	40,130	877,242
	Del Monte Foods Co.	85,100	536,981
	Diamond Foods, Inc.	3,837	112,156
* #	Elizabeth Arden, Inc.	8,807	152,273
*	Energizer Holdings, Inc.	5,204	254,267
#	Estee Lauder Companies, Inc.	14,400	518,976
	Farmer Brothers Co.	5,311	127,464
#	Flowers Foods, Inc.	28,950	858,367
	GateHouse Media, Inc.	4,700	399
	General Mills, Inc.	32,040	2,170,390
	Golden Enterprises, Inc.	1,623	3,489
#	Great Atlantic & Pacific Tea, Inc.	12,355	102,176
* #	Green Mountain Coffee, Inc.	3,000	86,970
	Griffin Land & Nurseries, Inc. Class A	1,227	37,632
* #	Hain Celestial Group, Inc.	14,300	332,332
* #	Hansen Natural Corp.	7,900	200,028
	Heinz (H.J.) Co.	30,561	1,339,183
#	Hormel Foods Corp.	22,900	647,154
*	IGI Labratories, Inc.	1,957	1,663
	Imperial Sugar Co.	3,600	42,624
	Ingles Market, Inc. Class A	4,111	76,711
*	Integrated Biopharma, Inc.	500	215
	Inter Parfums, Inc.	11,216	130,779
	J & J Snack Foods Corp.	6,114	191,735
#	J.M. Smucker Co.	17,100	761,976
*	Katy Industries, Inc.	519	649
	Kellogg Co.	31,014	1,563,726
	Kimberly-Clark Corp.	34,314	2,103,105
	Kraft Foods, Inc.	202,630	5,904,638
	Lancaster Colony Corp.	7,710	243,173
#	Lance, Inc.	7,556	156,334
* #	Lifeway Foods, Inc.	2,500	25,000
	Lorillard, Inc.	7,206	474,587
#	Mannatech, Inc.	9,496	38,079
* #	Maui Land & Pineapple Co., Inc.	2,542	39,401
	McCormick & Co., Inc.	7,616	256,355
	McCormick & Co., Inc. Voting Common Stock	478	15,831
* #	Medifast, Inc.	2,412	13,025
	MGP Ingredients, Inc.	4,704	7,150
	Molson Coors Brewing Co.	47,466	1,773,330
	Molson Coors Brewing Co. Class A	400	14,800
*	Monterey Pasta Co.	4,138	6,538
	Nash-Finch Co.	4,381	172,743
*	National Beverage Corp.	13,115	120,133
*	Natural Alternatives International, Inc.	1,200	7,536
	Nature’s Sunshine Products, Inc.	200	1,580
*	NBTY, Inc.	22,000	514,140
#	Nu Skin Enterprises, Inc. Class A	18,209	234,714
	Oil-Dri Corp. of America	1,377	22,789
*	Omega Protein Corp.	6,400	47,232
*	Pantry, Inc.	6,700	147,534
*	Parlux Fragrances, Inc.	6,300	20,349
* #	Peet’s Coffee & Tea, Inc.	4,400	98,824

13

	Pepsi Bottling Group, Inc.	33,050	764,116
	PepsiAmericas, Inc.	41,124	778,477
	PepsiCo, Inc.	131,460	7,494,535
	Philip Morris International, Inc.	101,420	4,408,727
#	Pilgrim’s Pride Corp.	17,600	19,360
*	Prestige Brands Holdings, Inc.	17,400	120,234
	PriceSmart, Inc.	7,200	107,280
	Procter & Gamble Co.	240,632	15,530,389
	Ralcorp Holdings, Inc.	8,394	568,106
#	Reliv’ International, Inc.	2,740	14,358
*	Revlon, Inc.	478	5,683
	Reynolds American, Inc.	38,481	1,884,030
* #	Rite Aid Corp.	50,400	25,200
	Rocky Mountain Chocolate Factory, Inc.	1,103	7,787
#	Ruddick Corp.	11,310	323,918
	Safeway, Inc.	113,124	2,406,147
#	Sanderson Farms, Inc.	7,104	221,787
*	Sanfilippo (John B.) & Son, Inc.	2,224	16,035
	Sara Lee Corp.	119,000	1,330,420
*	Schiff Nutrition International, Inc.	3,840	22,618
	Seaboard Corp.	279	373,860
*	Seneca Foods Corp. Class A	773	12,577
*	Seneca Foods Corp. Class B	438	7,820
* #	Smart Balance, Inc.	3,400	24,344
* #	Smithfield Foods, Inc.	39,340	413,857
	Spartan Stores, Inc.	7,201	194,355
* #	Spectrum Brands, Inc.	12,900	9,417
* #	Star Scientific, Inc.	3,000	9,540
	SUPERVALU, Inc.	52,870	752,869
	Sysco Corp.	45,722	1,197,916
	Tasty Baking Co.	1,400	6,132
	The Hershey Co.	19,000	707,560
#	The Kroger Co.	62,611	1,719,298
*	Tofutti Brands, Inc.	456	935
#	Tootsie Roll Industries, Inc.	12,076	300,330
*	TreeHouse Foods, Inc.	11,735	355,101
	Tyson Foods, Inc. Class A	92,683	810,049
* #	United Natural Foods, Inc.	7,475	166,991
	United-Guardian, Inc.	600	5,412
#	Universal Corp.	9,920	392,733
* #	USANA Health Services, Inc.	2,755	104,525
	UST, Inc.	13,961	943,624
	Vector Group, Ltd.	14,264	243,201
	Village Super Market, Inc.	732	35,970
#	Walgreen Co.	82,600	2,102,996
	Wal-Mart Stores, Inc.	252,348	14,083,542
	WD-40 Co.	4,500	130,950
#	Weis Markets, Inc.	9,207	298,675
#	Whole Foods Market, Inc.	5,700	61,104
*	Winn-Dixie Stores, Inc.	18,353	275,662
*	Zapata Corp.	4,059	25,369
Total Consumer Staples			122,180,668

Energy — (8.1%)
*	Abraxas Petroleum Corp.	18,000	39,600

14

	Adams Resources & Energy, Inc.	1,578	29,351
*	Allis-Chalmers Energy, Inc.	13,700	92,612
#	Alon USA Energy, Inc.	7,600	67,032
*	American Oil & Gas, Inc.	7,500	13,500
	Anadarko Petroleum Corp.	58,140	2,052,342
	Apache Corp.	46,356	3,816,489
#	Arch Coal, Inc.	14,600	312,586
* #	Arena Resources, Inc.	10,300	313,944
	Atlas America, Inc.	8,973	205,571
* #	ATP Oil & Gas Corp.	6,599	79,452
*	Atwood Oceanics, Inc.	14,400	395,712
#	Baker Hughes, Inc.	23,550	823,072
	Barnwell Industries, Inc.	770	4,928
*	Basic Energy Services, Inc.	8,105	110,876
	Berry Petroleum Corp. Class A	6,100	142,130
*	Bill Barret Corp.	11,100	226,440
	BJ Services Co.	58,280	748,898
*	Bolt Technology Corp.	1,455	11,800
*	Boots & Coots International Well Control, Inc.	28,120	48,366
* #	BPZ Resources, Inc.	10,000	99,000
*	Brigham Exploration Co.	15,650	122,696
* #	Bristow Group, Inc.	8,200	203,114
*	Bronco Drilling Co., Inc.	5,600	43,232
	Cabot Oil & Gas Corp.	16,000	449,120
* #	Cal Dive International, Inc.	38,047	323,780
*	Callon Petroleum Co.	7,700	79,464
* #	Cameron International Corp.	14,600	354,196
	CARBO Ceramics, Inc.	7,000	302,890
* #	Carrizo Oil & Gas, Inc.	8,200	191,798
* #	Cheniere Energy, Inc.	11,000	41,140
	Chesapeake Energy Corp.	54,300	1,192,971
	Chevron Corp.	250,560	18,691,776
#	Cimarex Energy Co.	25,640	1,037,394
	CKX Lands, Inc.	485	5,643
*	Clayton Williams Energy, Inc.	2,521	122,092
*	CNX Gas Corp.	9,400	237,726
*	Complete Production Services, Inc.	22,600	280,014
* #	Comstock Resources, Inc.	13,110	647,896
	ConocoPhillips	184,185	9,581,304
	CONSOL Energy, Inc.	18,300	574,437
*	Contango Oil & Gas Co.	4,430	243,650
*	CREDO Petroleum Corp.	1,183	10,351
	Crosstex Energy, Inc.	5,300	54,113
* #	Crusader Energy Group, Inc.	4,500	9,000
*	Dawson Geophysical Co.	1,670	40,965
	Delek US Holdings, Inc.	8,600	48,074
* #	Delta Petroleum Corp.	15,781	148,341
* #	Denbury Resources, Inc.	28,000	355,880
	Devon Energy Corp.	61,200	4,948,632
#	Diamond Offshore Drilling, Inc.	13,500	1,198,800
*	Dresser-Rand Group, Inc.	22,859	512,042
* #	Dril-Quip, Inc.	10,100	249,470
*	Dune Energy, Inc.	10,200	3,570
*	Edge Petroleum Corp.	9,200	5,428
	El Paso Corp.	75,970	736,909

15

*	Encore Acquisition Co.	18,400	573,160
*	Endeavour International Corp.	25,000	18,750
*	Energy Partners, Ltd.	10,900	47,088
#	ENSCO International, Inc.	33,500	1,273,335
	EOG Resources, Inc.	17,400	1,408,008
*	Evergreen Energy, Inc.	5,900	2,124
*	Evolution Petroleum Corp.	3,372	5,496
*	EXCO Resources, Inc.	26,300	241,697
* #	Exterran Holdings, Inc.	8,964	200,883
	Exxon Mobil Corp.	351,494	26,052,735
*	FMC Technologies, Inc.	12,704	444,513
* #	Forest Oil Corp.	21,094	616,156
#	Foundation Coal Holdings, Inc.	7,500	155,700
#	Frontier Oil Corp.	12,860	169,881
* #	FX Energy, Inc.	1,700	8,313
* #	Gasco Energy, Inc.	17,300	13,840
*	Geokinetics, Inc.	2,999	17,094
* #	Geomet, Inc.	12,240	36,108
*	GeoResources, Inc.	1,500	22,410
* #	GMX Resources, Inc.	1,371	51,755
* #	Goodrich Petroleum Corp.	2,813	78,089
* #	Grey Wolf, Inc.	55,100	353,742
	Gulf Island Fabrication, Inc.	3,829	75,470
*	Gulfmark Offshore, Inc.	8,066	298,442
*	Gulfport Energy Corp.	14,613	103,022
#	Halliburton Co.	56,631	1,120,727
* #	Harvest Natural Resources, Inc.	12,300	104,427
* #	Helix Energy Solutions Group, Inc.	25,466	268,921
	Helmerich & Payne, Inc.	31,600	1,084,196
*	Hercules Offshore, Inc.	4,100	29,889
	Hess Corp.	24,300	1,463,103
*	HKN, Inc.	3,600	18,792
	Holly Corp.	12,564	246,631
*	Hornbeck Offshore Services, Inc.	9,100	216,580
	Houston American Energy Corp.	518	2,067
*	Infinity, Inc.	1,916	786
* #	International Coal Group, Inc.	36,900	172,692
* #	James River Coal Co.	261	5,016
*	Key Energy Group, Inc.	45,300	280,860
*	Kodiak Oil & Gas Corp.	2,200	1,650
	Lufkin Industries, Inc.	3,710	194,107
	Marathon Oil Corp.	86,620	2,520,642
* #	Mariner Energy, Inc.	32,048	461,171
	Massey Energy Co.	15,900	367,131
*	Matrix Service Co.	9,500	116,375
*	McMoran Exploration Co.	11,200	158,928
*	Meridian Resource Corp.	29,472	35,072
* #	Mexco Energy Corp.	311	3,981
*	Mitcham Industries, Inc.	2,904	15,856
	Murphy Oil Corp.	20,950	1,060,908
*	NATCO Group, Inc. Class A	4,400	93,016
* #	National Coal Corp.	6,419	27,538
* #	National-Oilwell, Inc.	35,453	1,059,690
*	Natural Gas Services Group	3,900	51,675
*	New Concept Energy, Inc.	139	917

16

*	Newfield Exploration Co.	36,820	846,124
*	Newpark Resources, Inc.	34,300	197,225
	Noble Energy, Inc.	35,450	1,837,019
	Occidental Petroleum Corp.	64,024	3,555,893
*	Oceaneering International, Inc.	11,100	312,687
*	Oil States International, Inc.	13,310	307,860
*	OMNI Energy Services Corp.	6,600	14,850
	Overseas Shipholding Group, Inc.	9,710	364,902
*	Pacific Ethanol, Inc.	3,000	2,700
	Panhandle Royalty Co.	1,964	49,100
*	Parallel Petroleum Corp.	9,000	36,090
*	Parker Drilling Co.	37,758	193,321
	Patterson-UTI Energy, Inc.	33,000	437,910
	Peabody Energy Corp.	21,400	738,514
	Penn Virginia Corp.	17,840	663,113
*	Petrohawk Energy Corp.	39,750	753,262
*	Petroleum Development Corp.	5,100	105,621
* #	PetroQuest Energy, Inc.	10,773	107,191
*	PHI, Inc. Non-Voting	4,780	100,284
*	PHI, Inc. Voting	365	8,504
*	Pioneer Drilling Co.	14,500	112,230
	Pioneer Natural Resources Co.	38,207	1,063,301
*	Plains Exploration & Production Co.	25,988	732,862
*	PowerSecure International, Inc.	3,870	14,899
*	Pride International, Inc.	43,040	808,722
*	Quest Resource Corp.	7,688	3,267
* #	Quicksilver Resources, Inc.	25,600	268,032
	Range Resources Corp.	11,100	468,642
* #	Rentech, Inc.	7,500	5,550
	Rowan Companies, Inc.	27,820	504,655
*	Royale Energy, Inc.	400	1,416
#	RPC, Inc.	23,260	246,323
#	Schlumberger, Ltd.	64,900	3,352,085
* #	SEACOR Holdings, Inc.	9,000	604,530
#	Smith International, Inc.	15,621	538,612
* #	Southwestern Energy Co.	21,160	753,719
	Spectra Energy Corp.	51,840	1,002,067
	St. Mary Land & Exploration Co.	18,300	455,487
*	Stone Energy Corp.	13,052	395,998
* #	SulphCo, Inc.	9,900	19,800
#	Sunoco, Inc.	25,500	777,750
*	Superior Energy Services, Inc.	17,400	370,968
* #	Superior Well Services, Inc.	4,800	80,400
*	Swift Energy Corp.	10,800	346,464
*	Syntroleum Corp.	3,684	3,537
* #	T-3 Energy Services, Inc.	3,100	74,741
#	Tesoro Petroleum Corp.	21,520	208,098
* #	Teton Energy Corp.	4,100	6,191
*	TETRA Technologies, Inc.	20,900	145,464
*	TGC Industries, Inc.	6,509	14,645
#	The Williams Companies, Inc.	44,510	933,375
	Tidewater, Inc.	22,025	960,510
* #	Toreador Resources Corp.	5,238	38,761
* #	Transmeridian Exploration, Inc.	8,674	1,821
* #	Trico Marine Services, Inc.	5,480	49,320

17

* #	Tri-Valley Corp.	2,800	13,300
* #	TXCO Resources, Inc.	12,636	66,213
*	Union Drilling, Inc.	7,428	40,705
*	Unit Corp.	18,500	694,490
* #	Uranium Resources, Inc.	6,850	6,439
#	USEC, Inc.	20,025	82,703
*	VAALCO Energy, Inc.	16,900	89,570
	Valero Energy Corp.	55,430	1,140,749
* #	Venoco, Inc.	7,005	29,631
* #	VeraSun Energy Corp.	27,800	14,178
* #	Verenium Corp.	3,700	3,774
#	W&T Offshore, Inc.	25,100	481,167
*	Warren Resources, Inc.	14,300	75,647
* #	Weatherford International, Ltd.	53,580	904,430
*	Westmoreland Coal Co.	1,999	19,690
*	Whiting Petroleum Corp.	11,900	618,681
	World Fuel Services Corp.	6,262	134,195
	XTO Energy, Inc.	32,637	1,173,300
Total Energy			127,718,038

Financials — (14.0%)
*	1st Constitution Bancorp	973	9,136
	1st Source Corp.	9,207	197,582
	21st Century Holding Co.	2,688	14,569
	Abigail Adams National Bancorp, Inc.	413	1,652
	Abington Bancorp, Inc.	8,318	86,091
	Access National Corp.	3,155	18,441
	Advance America, Cash Advance Centers, Inc.	12,020	32,214
	Advanta Corp. Class A	4,485	10,629
	Advanta Corp. Class B	9,295	42,013
* #	Affiliated Managers Group, Inc.	6,700	310,746
	Affirmative Insurance Holdings, Inc.	3,625	4,314
	AFLAC, Inc.	39,668	1,756,499
* #	Allegheny Corp.	2,703	762,246
	Alliance Bancorp, Inc. of Pennsylvania	167	1,336
	Alliance Financial Corp.	705	16,215
	Allstate Corp.	62,220	1,641,986
*	Alphatec Holdings, Inc.	11,903	46,779
*	AmComp, Inc.	1,400	16,996
	Amcore Financial, Inc.	7,901	36,740
	Ameriana Bancorp	456	3,363
	American Bancorp of New Jersey, Inc.	3,451	31,059
#	American Capital, Ltd.	41,555	583,848
	American Equity Investment Life Holding Co.	11,550	52,206
#	American Express Co.	86,923	2,390,382
	American Financial Group, Inc.	46,136	1,048,671
*	American Independence Corp.	1,861	6,420
	American National Bankshares, Inc.	1,762	25,989
	American National Insurance Co.	8,502	580,517
	American Physicians Capital, Inc.	450	18,409
	American River Bankshares	1,344	14,381
* #	American Spectrum Realty, Inc.	96	2,712
#	American West Bancorporation	5,983	7,239
* #	AmeriCredit Corp.	36,800	215,648
	Ameriprise Financial, Inc.	23,372	504,835

18

	Ameris Bancorp	4,900	54,096
*	Amerisafe, Inc.	6,400	110,336
* #	AmeriServe Financial, Inc.	8,436	20,753
	AmTrust Financial Services, Inc.	18,464	181,316
#	Anchor Bancorp Wisconsin, Inc.	6,615	37,705
	AON Corp.	44,600	1,886,580
*	Argo Group International Holdings, Ltd.	323	10,304
#	Arrow Financial Corp.	3,503	91,043
#	Asset Acceptance Capital Corp.	11,600	94,076
#	Associated Banc-Corp.	35,230	777,174
	Assurant, Inc.	28,691	731,047
#	ASTA Funding, Inc.	3,100	10,540
#	Astoria Financial Corp.	37,978	722,342
*	Atlantic American Corp.	2,737	3,120
	Atlantic Coast Federal Corp.	1,871	12,180
	Auburn National Bancorporation, Inc.	110	2,420
* #	B of I Holding, Inc.	919	4,227
	Baldwin & Lyons, Inc. Class A	327	5,232
	Baldwin & Lyons, Inc. Class B	3,628	65,993
#	BancFirst Corp.	4,839	243,886
	Bancorp Rhode Island, Inc.	1,530	37,057
	BancorpSouth, Inc.	30,871	749,239
	BancTrust Financial Group, Inc.	3,705	46,164
	Bank Mutual Corp.	17,320	199,700
	Bank of America Corp.	485,245	11,728,372
	Bank of Commerce Holdings	1,256	6,833
* #	Bank of Florida Corp.	4,129	25,187
	Bank of Granite Corp.	5,864	22,576
#	Bank of Hawaii Corp.	15,100	765,721
	Bank of New York Mellon Corp.	137,358	4,477,871
#	Bank of the Ozarks, Inc.	5,500	167,200
#	BankAtlantic Bancorp, Inc.	2,900	17,893
	BankFinancial Corp.	7,701	93,875
#	BankUnited Financial Corp. Class A	4,800	2,232
#	Banner Corp.	5,138	65,612
	Bar Harbor Bankshares	787	21,210
#	BB&T Corp.	45,960	1,647,666
*	BCSB Bancorp, Inc.	552	5,007
*	Beach First National Bancshares, Inc.	1,100	5,676
	Benjamin Franklin Bancorp, Inc.	1,876	24,369
	Berkshire Bancorp, Inc.	1,000	6,380
	Berkshire Hills Bancorp, Inc.	3,633	94,567
	Beverly Hills Bancorp, Inc.	3,226	2,355
	Beverly National Corp.	522	9,709
#	BGC Partners, Inc. Class A	12,300	50,307
#	BlackRock, Inc.	8,500	1,116,390
*	BNCCORP, Inc.	409	2,556
#	BOK Financial Corp.	24,379	1,166,291
#	Boston Private Financial Holdings, Inc.	12,144	107,353
* #	Broadpoint Securities Group, Inc.	8,650	25,517
●	Brooke Corp.	1,100	152
	Brookline Bancorp, Inc.	22,317	261,109
	Brooklyn Federal Bancorp, Inc.	856	12,412
	Brown & Brown, Inc.	48,069	986,376
	Brunswick Bancorp	40	240

19

	Bryn Mawr Bank Corp.	1,847	39,138
	C&F Financial Corp.	721	14,052
	Cadence Financial Corp.	4,323	32,422
	California First National Bancorp	2,174	18,870
	Camco Financial Corp.	900	6,408
#	Camden National Corp.	2,119	61,981
	Capital Bank Corp.	2,288	18,075
	Capital City Bank Group, Inc.	6,368	178,304
	Capital Corp. of the West	3,467	7,974
	Capital One Financial Corp.	40,226	1,573,641
	Capital Properties, Inc.	300	6,900
#	Capital Southwest Corp.	1,561	159,222
#	Capitol Bancorp, Ltd.	5,700	58,368
	Capitol Federal Financial	16,129	750,160
	Cardinal Financial Corp.	8,480	52,915
	Carrollton Bancorp	331	2,747
	Carver Bancorp, Inc.	200	1,348
	Cascade Financial Corp.	2,700	18,765
	Cash America International, Inc.	9,100	321,867
#	Cathay General Bancorp	14,000	342,720
* #	CB Richard Ellis Group, Inc.	12,700	89,027
	Center Bancorp, Inc.	3,787	38,627
	Center Financial Corp.	5,300	54,590
#	Centerstate Banks of Florida, Inc.	3,123	54,652
	Central Bancorp, Inc.	62	442
*	Central Jersey Bancorp	1,319	9,022
	Central Pacific Financial Corp.	7,765	121,134
	Central Virginia Bankshares, Inc.	747	6,701
	Centrue Financial Corp.	1,244	13,535
	Century Bancorp, Inc. Class A	599	9,883
	CFS Bancorp, Inc.	1,100	8,910
	Charter Financial Corp.	1,425	12,112
	Chemical Financial Corp.	9,004	236,535
*	Chicopee Bancorp, Inc.	796	9,791
	Chubb Corp.	51,007	2,643,183
	Cincinnati Financial Corp.	49,830	1,295,082
#	CIT Group, Inc.	24,506	101,455
#	Citigroup, Inc.	223,545	3,051,389
	Citizens Community Bancorp, Inc.	1,300	7,683
	Citizens First Bancorp, Inc.	1,640	4,838
	Citizens Holding Co.	600	11,496
#	Citizens Republic Bancorp, Inc.	19,133	56,442
	Citizens South Banking Corp.	2,141	14,452
* #	Citizens, Inc.	16,103	136,714
#	City Holding Co.	4,300	179,912
#	City National Corp.	15,771	844,222
	Clifton Savings Bancorp, Inc.	8,198	89,358
	CNA Financial Corp.	82,572	1,284,820
*	CNA Surety Corp.	11,809	163,555
	CNB Financial Corp.	1,300	16,640
#	CoBiz Financial, Inc.	7,052	82,085
	Codorus Valley Bancorp, Inc.	829	8,410
#	Cohen & Steers, Inc.	10,850	197,144
*	Colonial Bankshares, Inc.	579	4,921
#	Colony Bankcorp, Inc.	1,153	10,089

20

#	Columbia Bancorp	1,306	4,636
	Columbia Banking System, Inc.	6,100	97,112
	Comerica, Inc.	46,172	1,273,885
	Comm Bancorp, Inc.	300	11,415
	Commerce Bancshares, Inc.	26,054	1,231,833
	Commercial National Financial Corp.	304	4,508
	Commonwealth Bankshares, Inc.	2,690	26,765
* #	Community Bancorp	2,590	8,340
#	Community Bank System, Inc.	10,310	257,234
	Community Bankshares, Inc.	560	11,738
#	Community Capital Corp.	635	5,715
	Community Central Bank Corp.	463	1,204
	Community Trust Bancorp, Inc.	5,220	174,244
#	Community West Bancshares	983	3,686
	Compass Diversified Holdings	8,899	108,568
* #	CompuCredit Corp.	15,700	40,506
*	Conseco, Inc.	63,400	117,924
	Consolidated-Tokoma Land Co.	1,800	66,420
*	Consumer Portfolio Services, Inc.	4,100	4,428
	Cooperative Bankshares, Inc.	764	2,216
*	Core-Mark Holding Co., Inc.	3,658	72,319
#	Corus Bankshares, Inc.	17,011	37,424
*	Cowen Group, Inc.	5,100	36,057
*	Cowlitz Bancorporation	573	3,704
	Crawford & Co. Class A	4,758	36,684
#	Crawford & Co. Class B	5,480	79,460
*	Crescent Financial Corp.	2,580	13,803
	Cullen Frost Bankers, Inc.	17,100	957,087
	CVB Financial Corp.	23,888	302,422
*	Dearborn Bancorp, Inc.	1,137	3,445
	Delphi Financial Group, Inc. Class A	16,015	252,236
#	Delta Financial Corp.	5,347	27
*	Diamond Hill Investment Group, Inc.	400	25,436
	Dime Community Bancshares	10,100	168,670
	Discover Financial Services	147,129	1,802,330
* #	Dollar Financial Corp.	5,600	65,128
	Donegal Group, Inc. Class A	7,474	122,424
	Donegal Group, Inc. Class B	1,066	17,429
* #	E*TRADE Financial Corp.	202,251	368,097
#	East West Bancorp, Inc.	13,679	237,331
	Eastern Insurance Holdings, Inc.	2,557	24,010
	Eastern Virginia Bankshares, Inc.	721	7,563
	Eaton Vance Corp.	14,800	325,600
	ECB Bancorp, Inc.	500	9,500
* #	eHealth, Inc.	4,759	60,534
	EMC Insurance Group, Inc.	900	22,014
	Employers Holdings, Inc.	5,775	73,689
*	Encore Capital Group, Inc.	7,100	66,456
	Enterprise Bancorp, Inc.	3	39
#	Enterprise Financial Services Corp.	4,877	90,468
	Erie Indemnity Co.	12,993	483,210
	ESB Financial Corp.	2,392	24,877
#	ESSA Bancorp, Inc.	5,900	81,774
	Evans Bancorp, Inc.	216	3,629
*	ExlService Holdings, Inc.	6,187	45,165

21

*	EZCORP, Inc. Class A	8,922	141,324
#	F.N.B. Corp.	28,120	368,372
	Farmers Capital Bank Corp.	1,757	34,753
	FBL Financial Group, Inc. Class A	9,181	160,300
*	FCStone Group, Inc.	1,800	10,710
#	Federal Agriculture Mortgage Corp. Class C	2,560	14,848
* ●	Federal Trust Corp.	336	67
	Federated Investors, Inc.	12,600	304,920
	Fidelity Bancorp, Inc.	209	2,174
	Fidelity National Financial, Inc.	76,858	692,491
	Fidelity Southern Corp.	1,608	5,548
#	Fifth Third Bancorp	96,062	1,042,273
	Financial Federal Corp.	9,156	211,961
	Financial Institutions, Inc.	4,190	67,920
*	First Acceptance Corp.	15,200	46,360
	First Advantage Bancorp	133	1,327
	First American Corp.	37,497	765,314
#	First Bancorp	4,931	86,292
	First Bancorp, Inc.	2,550	45,900
	First Bancshares, Inc.	200	3,110
	First Busey Corp.	11,688	217,864
	First Business Financial Services, Inc.	93	1,579
*	First California Financial Group, Inc.	117	762
* #	First Cash Financial Services, Inc.	8,500	130,645
	First Citizens BancShares, Inc.	2,571	393,157
#	First Commonwealth Financial Corp.	22,191	245,432
#	First Community Bancshares, Inc.	3,057	95,684
	First Defiance Financial Corp.	2,444	24,562
#	First Federal Bancshares of Arkansas, Inc.	1,403	12,234
	First Federal Bankshares, Inc.	600	1,584
	First Federal of Northern Michigan Bancorp, Inc.	540	1,485
#	First Financial Bancorp	12,353	166,148
#	First Financial Bankshares, Inc.	3,905	211,612
	First Financial Corp.	4,254	179,859
	First Financial Holdings, Inc.	4,152	90,098
	First Financial Northwest, Inc.	955	7,802
	First Financial Service Corp.	917	16,644
	First Franklin Corp.	197	1,150
#	First Horizon National Corp.	81,730	973,407
*	First Keystone Financial, Inc.	291	2,612
	First M&F Corp.	1,977	18,801
#	First Marblehead Corp.	15,000	25,500
* #	First Mariner Bancorp, Inc.	765	1,125
	First Merchants Corp.	6,556	144,298
*	First Mercury Financial Corp.	6,500	70,135
#	First Midwest Bancorp, Inc.	15,584	346,121
* #	First National Bancshares, Inc.	300	1,191
	First Niagara Financial Group, Inc.	45,840	722,897
	First PacTrust Bancorp, Inc.	823	8,395
	First Place Financial Corp.	3,842	26,395
*	First Regional Bancorp	3,524	19,382
	First Security Group, Inc.	3,695	27,676
#	First South Bancorp, Inc.	3,207	45,058
	First State Bancorporation	5,900	21,830
	First United Corp.	1,938	33,760

22

	First West Virginia Bancorp, Inc.	247	3,730
	Firstbank Corp.	1,139	10,458
*	FirstCity Financial Corp.	2,702	8,781
	FirstMerit Corp.	24,320	567,142
#	Flagstar Bancorp, Inc.	19,700	37,430
	Flushing Financial Corp.	7,749	120,497
	FNB United Corp.	3,615	23,244
	Forest City Enterprises, Inc. Class A	11,300	134,357
	Forest City Enterprises, Inc. Class B	2,168	26,103
*	Forestar Real Estate Group, Inc.	5,240	45,850
*	Fox Chase Bancorp, Inc.	1,835	21,836
*	FPIC Insurance Group, Inc.	1,780	79,673
* #	Franklin Bank Corp.	1,700	408
*	Franklin Credit Management Corp.	550	220
	Franklin Resources, Inc.	17,810	1,211,080
#	Frontier Financial Corp.	12,579	83,776
#	Fulton Financial Corp.	65,129	683,854
* #	Fx Real Estate & Entertainment, Inc.	2,233	1,541
*	GAINSCO, INC.	2,469	2,987
	Gallagher (Arthur J.) & Co.	29,500	718,620
	GAMCO Investors, Inc.	1,950	74,236
	Gateway Financial Holdings, Inc.	3,901	21,221
	Genworth Financial, Inc.	111,000	537,240
	German American Bancorp, Inc.	2,772	31,601
#	GFI Group, Inc.	15,256	48,972
	Glacier Bancorp, Inc.	16,957	342,023
	Gouverneur Bancorp, Inc.	200	1,550
#	Great Southern Bancorp, Inc.	4,031	42,930
#	Greene Bancshares, Inc.	3,468	68,493
#	Greenhill & Co., Inc.	4,900	323,253
#	Grubb & Ellis Co.	8,947	13,689
	GS Financial Corp.	400	6,196
*	Guaranty Bancorp	19,737	84,080
	Guaranty Federal Bancshares, Inc.	909	7,781
* #	Guaranty Financial Group, Inc.	5,240	10,637
#	Habersham Bancorp	200	1,070
*	Hallmark Financial Services, Inc.	6,189	40,228
*	Hampden Bancorp, Inc.	143	1,409
#	Hancock Holding Co.	9,924	438,244
#	Hanmi Financial Corp.	9,310	37,240
	Hanover Insurance Group, Inc.	20,700	812,475
	Harleysville Group, Inc.	9,080	286,746
#	Harleysville National Corp.	10,726	148,770
	Harleysville Savings Financial Corp.	609	7,993
	Harrington West Financial Group, Inc.	979	3,720
*	Harris & Harris Group, Inc.	8,500	42,500
	Hartford Financial Services Group, Inc.	36,858	380,375
	Hawthorn Bancshares, Inc.	642	12,596
	HCC Insurance Holdings, Inc.	40,571	894,996
	Heartland Financial USA, Inc.	6,010	142,737
	Hercules Technology Growth Capital, Inc.	4	35
	Heritage Commerce Corp.	4,667	60,391
	Heritage Financial Corp.	1,785	21,795
	Heritage Financial Group	2,300	22,758
	HF Financial Corp.	730	10,023

23

*	HFF, Inc.	1,900	4,826
*	Hilltop Holdings, Inc.	4,500	42,300
	Hingham Institution for Savings	262	7,572
	HMN Financial, Inc.	989	8,901
#	Home Bancshares, Inc.	6,984	181,863
	Home Federal Bancorp, Inc.	5,594	64,834
	HopFed Bancorp, Inc.	558	6,038
	Horace Mann Educators Corp.	12,300	97,908
	Horizon Bancorp	420	7,266
#	Horizon Financial Corp.	3,875	23,289
*	HouseValues, Inc.	2,700	7,182
	Hudson City Bancorp, Inc.	125,304	2,356,968
#	Huntington Bancshares, Inc.	111,610	1,054,714
#	IBERIABANK Corp.	3,887	198,004
	Imperial Capital Bancorp, Inc.	300	1,548
	Independence Holding Co.	4,809	31,403
	Independent Bank Corp. (MA)	5,898	169,685
#	Independent Bank Corp. (MI)	7,881	28,923
	Indiana Community Bancorp	559	10,062
	Infinity Property & Casualty Corp.	2,500	99,550
	Integra Bank Corp.	6,800	41,004
*	IntercontinentalExchange, Inc.	5,800	496,248
	International Bancshares Corp.	19,905	516,933
	Intervest Bancshares Corp.	1,800	10,764
*	Investment Technology Group, Inc.	9,400	191,854
*	Investors Bancorp, Inc.	34,700	498,292
	Investors Capital Holdings, Ltd.	859	2,921
	Investors Title Co.	632	23,991
#	Irwin Financial Corp.	5,200	11,440
	Janus Capital Group, Inc.	42,282	496,391
	Jefferies Group, Inc.	40,813	646,070
	Jefferson Bancshares, Inc.	1,271	11,121
*	Jesup & Lamont, Inc.	341	198
	Jones Lang LaSalle, Inc.	9,300	306,156
	JPMorgan Chase & Co.	557,133	22,981,736
* #	KBW, Inc.	9,000	263,520
	Kearny Financial Corp.	20,059	231,280
	Kentucky First Federal Bancorp	436	4,146
	KeyCorp	82,105	1,004,144
#	K-Fed Bancorp	4,712	39,628
*	Knight Capital Group, Inc.	33,300	481,518
*	LaBranche & Co., Inc.	800	4,984
#	Lakeland Bancorp, Inc.	8,368	92,215
	Lakeland Financial Corp.	3,927	88,161
#	LandAmerica Financial Group, Inc.	3,000	29,550
	Landmark Bancorp, Inc.	413	8,673
	Legacy Bancorp, Inc.	3,287	42,862
	Legg Mason, Inc.	32,100	712,299
#	Leucadia National Corp.	62,229	1,670,226
#	Life Partners Holdings, Inc.	1,704	68,467
	Lincoln Bancorp	915	12,810
	Lincoln National Corp.	29,044	500,719
*	Liquidity Services, Inc.	7,244	60,850
	LNB Bancorp, Inc.	1,858	12,932
	Loews Corp.	50,926	1,691,252

24

*	LoopNet, Inc.	9,100	68,887
	LSB Corp.	914	9,643
	LSB Financial Corp.	259	4,014
#	M&T Bank Corp.	29,800	2,416,780
	Macatawa Bank Corp.	5,492	27,515
	MainSource Financial Group, Inc.	6,206	110,839
*	Markel Corp.	2,900	1,017,436
*	MarketAxess Holdings, Inc.	7,600	43,472
*	Marlin Business Services, Inc.	2,000	7,920
	Marsh & McLennan Companies, Inc.	48,561	1,423,809
#	Marshall & Ilsley Corp.	79,613	1,435,422
#	Mastercard, Inc.	9,700	1,433,854
	Mayflower Bancorp, Inc.	210	1,181
	MB Financial, Inc.	12,517	371,880
#	MBT Financial Corp.	4,816	21,142
	MCG Capital Corp.	10,800	8,856
	Meadowbrook Insurance Group, Inc.	18,945	99,840
	Medallion Financial Corp.	5,600	45,304
#	Mercantile Bancorp, Inc.	2,368	33,744
	Mercantile Bank Corp.	960	9,302
	Mercer Insurance Group, Inc.	2,635	34,558
	Merchants Bancshares, Inc.	2,064	44,500
	Mercury General Corp.	20,000	1,027,400
	Merrill Lynch & Co., Inc.	80,334	1,493,409
	Meta Financial Group, Inc.	354	3,699
	MetLife, Inc.	69,430	2,306,465
	MetroCorp Bancshares, Inc.	3,008	33,268
	MicroFinancial, Inc.	2,809	8,427
	Mid Penn Bancorp, Inc.	497	10,934
	MidSouth Bancorp, Inc.	1,590	26,314
#	Midwest Banc Holdings, Inc.	8,064	24,273
	MidWestOne Financial Group, Inc.	416	5,408
	Monroe Bancorp	1,119	11,246
	Moody’s Corp.	21,920	561,152
	Morgan Stanley	127,760	2,231,967
*	Move, Inc.	37,400	62,832
	MutualFirst Financial, Inc.	1,220	10,675
	Nara Bancorp, Inc.	8,290	91,190
#	National City Corp.	51,676	139,525
#	National Financial Partners Corp.	11,110	73,993
	National Interstate Corp.	3,759	65,782
#	National Penn Bancshares, Inc.	29,546	500,509
	National Security Group, Inc.	212	1,749
	National Western Life Insurance Co. Class A	500	94,390
	Nationwide Financial Services, Inc.	9,414	445,376
	Naugatuck Valley Financial Corp.	57	440
*	Navigators Group, Inc.	6,500	328,315
#	NBT Bancorp, Inc.	10,864	302,888
	Nelnet, Inc. Class A	12,300	179,949
*	New Century Bancorp, Inc.	300	1,725
	New England Bancshares, Inc.	945	8,935
	New Hampshire Thrift Bancshares, Inc.	1,486	13,671
	New Westfield Financial, Inc.	10,950	113,332
#	New York Community Bancorp, Inc.	101,628	1,591,494
	NewAlliance Bancshares, Inc.	45,638	629,804

25

	NewBridge Bancorp	5,140	19,378
*	Newport Bancorp, Inc.	900	10,350
*	NewStar Financial, Inc.	900	4,869
*	Newtek Business Services, Inc.	2,880	1,886
* #	NexCen Brands, Inc.	8,000	661
*	Nexity Financial Corp.	700	1,050
	North Central Bancshares, Inc.	200	3,175
	North Valley Bancorp	1,261	7,629
	Northeast Bancorp	200	1,800
	Northeast Community Bancorp, Inc.	3,456	26,767
	Northern Trust Corp.	17,750	999,502
*	Northfield Bancorp, Inc.	6,039	73,072
	Northrim Bancorp, Inc.	1,902	25,087
	Northwest Bancorp, Inc.	15,518	411,227
	Norwood Financial Corp.	340	10,880
#	NYMAGIC, Inc.	3,100	54,095
	NYSE Euronext, Inc.	17,200	519,096
	Ocean Shore Holding Co.	3,004	24,137
	OceanFirst Financial Corp.	3,997	66,310
*	Ocwen Financial Corp.	2,516	16,857
	Odyssey Re Holdings Corp.	27,330	1,077,895
	Ohio Valley Banc Corp.	662	12,280
	Old National Bancorp	20,530	388,838
	Old Republic International Corp.	75,896	699,002
#	Old Second Bancorp, Inc.	3,265	44,077
*	OneBeacon Insurance Group, Ltd.	6,589	90,928
	optionsXpress Holding, Inc.	8,900	158,064
*	Oritani Financial Corp.	4,469	76,331
#	PAB Bankshares, Inc.	1,714	10,541
#	Pacific Capital Bancorp	16,859	331,111
	Pacific Continental Corp.	3,171	45,187
	Pacific Mercantile Bancorp	1,900	7,980
*	Pacific Premier Bancorp, Inc.	670	2,680
*	Pacific State Bancorp	500	2,613
	PacWest Bancorp	8,010	200,170
	Pamrapo Bancorp, Inc.	911	7,725
	Park Bancorp, Inc.	153	1,746
#	Park National Corp.	4,208	306,132
	Parkvale Financial Corp.	1,154	17,287
#	Peapack-Gladstone Financial Corp.	1,517	48,590
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	7,189	1,006
	Penns Woods Bancorp, Inc.	770	19,058
* #	Pennsylvania Commerce Bancorp, Inc.	1,996	59,381
* #	Penson Worldwide, Inc.	10,000	71,400
	Peoples Bancorp of North Carolina	1,583	15,988
	Peoples Bancorp, Inc. (709788202)	470	5,358
	Peoples Bancorp, Inc. (709789101)	3,400	65,110
*	Peoples Community Bancorp	900	1,107
#	People’s United Financial, Inc.	43,290	757,575
*	Philadelphia Consolidated Holding Corp.	13,565	793,417
*	PICO Holdings, Inc.	6,347	158,929
	Pinnacle Bancshares, Inc.	200	1,775
*	Pinnacle Financial Partners, Inc.	7,721	225,916
*	Piper Jaffray Companies, Inc.	200	7,890

26

*	PMA Capital Corp. Class A	7,202	33,273
	PNC Financial Services Group, Inc.	41,576	2,771,872
	Porter Bancorp, Inc.	358	6,620
*	Portfolio Recovery Associates, Inc.	3,602	129,240
	Preferred Bank	2,512	17,559
	Premier Financial Bancorp, Inc.	1,067	9,336
	Presidential Life Corp.	700	6,566
	Princeton National Bancorp, Inc.	772	18,702
	Principal Financial Group, Inc.	28,320	537,797
#	PrivateBancorp, Inc.	10,600	381,706
*	ProAssurance Corp.	13,300	730,835
#	Progressive Corp.	65,880	940,108
	Prosperity Bancshares, Inc.	19,634	652,045
	Protective Life Corp.	25,000	208,750
	Providence Community Bancshares, Inc.	200	1,594
#	Provident Bankshares Corp.	8,410	89,735
	Provident Financial Holdings, Inc.	1,135	6,526
#	Provident Financial Services, Inc.	18,008	263,997
	Provident New York Bancorp	13,100	157,724
	Prudential Bancorp, Inc. of Pennsylvania	2,615	25,130
	Prudential Financial, Inc.	42,250	1,267,500
	PSB Holdings, Inc.	1,100	5,962
	Pulaski Financial Corp.	3,035	24,280
#	QC Holdings, Inc.	6,181	49,819
#	Radian Group, Inc.	6,610	23,796
	Rainier Pacific Financial Group, Inc.	2,107	9,482
#	Raymond James Financial, Inc.	38,583	898,598
#	Regions Financial Corp.	45,716	506,990
* #	Reinsurance Group of America, Inc. Class A	22,800	851,352
*	Reinsurance Group of America, Inc. Class B	8,629	319,618
	Renasant Corp.	7,327	153,574
#	Republic Bancorp, Inc. Class A	4,398	101,242
*	Republic First Bancorp, Inc.	2,866	22,928
	Resource America, Inc.	5,258	30,234
*	Rewards Network, Inc.	9,155	34,789
	Riverview Bancorp, Inc.	2,680	12,810
#	RLI Corp.	6,657	382,045
#	Rockville Financial, Inc.	6,678	86,881
#	Roma Financial Corp.	9,748	141,833
	Rome Bancorp, Inc.	2,300	23,219
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	8,125
	Rurban Financial Corp.	1,124	10,116
#	S&T Bancorp, Inc.	6,463	220,388
	S.Y. Bancorp, Inc.	3,951	108,811
	Safety Insurance Group, Inc.	6,400	243,136
	Salisbury Bancorp, Inc.	416	11,024
	Sanders Morris Harris Group, Inc.	10,309	76,287
	Sandy Spring Bancorp, Inc.	5,709	122,572
	SCBT Financial Corp.	3,375	114,379
#	Schwab (Charles) Corp.	93,401	1,785,827
*	Seabright Insurance Holdings	6,822	71,358
#	Seacoast Banking Corp. of Florida	6,953	61,743
#	Security Bank Corp.	8,411	16,654
*	Security National Financial Corp. Class A	772	1,382
	SEI Investments Co.	18,436	325,948

27

	Selective Insurance Group, Inc.	14,500	344,375
#	Shore Bancshares, Inc.	1,961	47,613
	SI Financial Group, Inc.	2,883	20,037
#	Siebert Financial Corp.	3,562	7,160
#	Sierra Bancorp	3,141	62,694
*	Signature Bank	9,178	299,019
	Simmons First National Corp. Class A	4,618	143,250
*	SLM Corp.	135,930	1,450,373
#	Smithtown Bancorp, Inc.	2,740	53,896
	Somerset Hills Bancorp	980	8,330
#	South Financial Group, Inc.	14,200	82,502
	South Street Financial Corp.	600	2,700
*	Southcoast Financial Corp.	1,754	9,033
	Southern Community Financial Corp.	5,725	22,213
*	Southern Connecticut Bancorp, Inc.	400	2,000
*	Southern First Bancshares, Inc.	675	6,865
	Southern Missouri Bancorp, Inc.	243	2,892
	Southside Bancshares, Inc.	4,466	107,586
	Southwest Bancorp, Inc.	5,704	82,594
#	Southwest Georgia Financial Corp.	714	9,960
*	Sovereign Bancorp, Inc.	58,303	169,079
*	Specialty Underwriters’ Alliance, Inc.	300	1,044
	StanCorp Financial Group, Inc.	20,900	712,272
	State Auto Financial Corp.	12,823	337,758
#	State Bancorp, Inc.	4,798	61,127
#	State Street Corp.	50,988	2,210,330
#	StellarOne Corp.	7,398	125,766
	Sterling Bancorp	5,478	85,895
	Sterling Bancshares, Inc.	27,865	221,805
#	Sterling Financial Corp.	10,981	93,229
	Stewart Information Services Corp.	5,600	92,960
*	Stifel Financial Corp.	7,710	336,542
* #	Stratus Properties, Inc.	2,756	67,522
	Student Loan Corp.	5,318	194,107
	Suffolk Bancorp	1,974	64,056
*	Sun American Bancorp	787	1,515
*	Sun Bancorp, Inc.	8,428	84,280
	SunTrust Banks, Inc.	37,532	1,506,534
* #	Superior Bancorp	1,080	5,972
#	Susquehanna Bancshares, Inc.	34,829	539,501
*	Susser Holdings Corp.	287	4,471
	Sussex Bancorp	332	2,392
*	SVB Financial Group	9,800	504,210
	SWS Group, Inc.	9,300	172,608
#	Synovus Financial Corp.	89,100	920,403
	T. Rowe Price Group, Inc.	35,063	1,386,391
	Taylor Capital Group, Inc.	3,200	36,000
	TCF Financial Corp.	20,900	370,766
*	TD Ameritrade Holding Corp.	59,100	785,439
	Team Financial, Inc.	400	1,112
	Teche Holding Co.	157	4,710
* #	Tejon Ranch Co.	4,302	125,016
#	Temecula Valley Bancorp, Inc.	1,218	4,202
*	Texas Capital Bancshares, Inc.	8,960	159,936
	TF Financial Corp.	652	12,323

28

	TFS Financial Corp.	86,557	1,131,300
*	The Bancorp, Inc.	1,800	6,732
#	The Colonial BancGroup, Inc.	31,683	129,583
	The Goldman Sachs Group, Inc.	50,853	4,703,903
*	The Intergroup Corp.	200	2,603
*	The NASDAQ OMX Group, Inc.	30,600	993,276
	The Phoenix Companies, Inc.	18,400	119,048
	The Savannah Bancorp, Inc.	1,013	11,791
* #	The St. Joe Corp.	8,802	272,158
	The Travelers Companies, Inc.	82,080	3,492,504
#	The Wilber Corp.	1,225	9,506
* #	Thomas Weisel Partners Group, Inc.	8,796	49,434
#	TIB Financial Corp.	3,672	16,561
*	Tidelands Bancshares, Inc.	957	4,613
	TierOne Corp.	2,296	12,398
	Timberland Bancorp, Inc.	1,600	9,440
	Tompkins Financial Corp.	2,911	142,639
	Torchmark Corp.	25,410	1,061,376
	Tower Financial Corp.	350	3,073
	Tower Group, Inc.	6,400	134,592
#	TowneBank	3,427	74,948
* #	Tradestation Group, Inc.	9,600	75,168
	Transatlantic Holdings, Inc.	20,394	873,883
*	Tree.com, Inc.	2,054	5,566
	TriCo Bancshares	5,522	118,944
	TrustCo Bank Corp.	18,305	222,772
	Trustmark Corp.	21,139	433,772
	U.S. Bancorp	167,665	4,998,094
#	UCBH Holdings, Inc.	27,704	146,277
	UMB Financial Corp.	12,900	584,757
	Umpqua Holdings Corp.	18,346	312,249
*	Unico American Corp.	100	705
#	Union Bankshares Corp.	4,449	106,020
	Union Bankshares, Inc.	718	13,696
*	United America Indemnity, Ltd.	1,800	21,564
	United Bancshares, Inc. (909458101)	600	6,360
#	United Bancshares, Inc. (909907107)	14,835	473,237
*	United Capital Corp.	2,054	45,702
#	United Community Banks, Inc.	13,940	182,893
	United Community Financial Corp.	5,284	24,782
	United Financial Bancorp, Inc.	6,596	92,344
	United Fire & Casualty Co.	10,936	253,387
*	United PanAm Financial Corp.	2,900	5,075
#	United Security Bancshares	3,235	45,290
	United Western Bancorp, Inc.	2,704	30,690
	Unitrin, Inc.	26,324	552,804
	Unity Bancorp, Inc.	723	2,885
*	Universal American Corp.	15,420	136,467
	Universal Insurance Holdings, Inc.	8,600	23,048
	Univest Corp. of Pennsylvania	4,292	132,794
	Unum Group	106,090	1,670,918
#	Valley National Bancorp	38,978	740,582
	ViewPoint Financial Group	9,072	154,224
#	Vineyard National Bancorp Co.	2,597	2,026
*	Virginia Commerce Bancorp, Inc.	3,448	15,033

29

	VIST Financial Corp.	1,764	19,439
	W. R. Berkley Corp.	47,249	1,241,231
* #	Waccamaw Bankshares, Inc.	220	1,373
#	Wachovia Corp.	112,711	722,478
	Waddell & Reed Financial, Inc.	14,800	214,896
	Wainwright Bank & Trust Co.	2,570	21,228
	Washington Banking Co.	1,310	10,205
	Washington Federal, Inc.	32,231	567,910
#	Washington Trust Bancorp, Inc.	4,509	96,132
*	Waterstone Financial, Inc.	10,872	89,694
	Wayne Savings Bancshares, Inc.	555	4,163
#	Webster Financial Corp.	17,643	327,101
	Wells Fargo & Co.	359,335	12,235,357
	Wesbanco, Inc.	8,657	235,297
	Wesco Financial Corp.	1,389	458,356
#	West Bancorporation	6,287	78,588
#	West Coast Bancorp	3,003	26,186
#	Westamerica Bancorporation	6,804	389,529
* #	Western Alliance Bancorp	5,000	74,050
#	Westwood Holdings Group, Inc.	714	27,382
	White Mountains Insurance Group, Ltd.	3,200	1,102,400
#	Whitney Holding Corp.	27,300	518,700
*	Willis Group Holdings, Ltd.	3,274	85,910
	Willow Financial Bancorp, Inc.	4,598	39,773
#	Wilmington Trust Corp.	24,400	704,184
#	Wilshire Bancorp, Inc.	11,173	123,238
*	Wilshire Enterprises, Inc.	100	192
#	Wintrust Financial Corp.	8,200	209,920
* #	World Acceptance Corp.	2,628	48,565
#	WSB Holdings, Inc.	1,227	4,883
	WVS Financial Corp.	300	5,064
#	Yadkin Valley Financial Corp.	3,901	58,086
#	Zenith National Insurance Corp.	15,264	501,575
#	Zions Bancorporation	22,760	867,384
*	ZipRealty, Inc.	8,818	25,484
Total Financials			222,490,152

Health Care — (10.5%)
*	A.D.A.M., Inc.	1,515	6,499
* #	Abaxis, Inc.	3,922	60,281
	Abbott Laboratories	108,855	6,003,353
* #	ABIOMED, Inc.	7,033	102,541
*	Abraxis Bioscience, Inc.	2,755	174,502
*	Acadia Pharmaceuticals, Inc.	5,900	11,210
* #	Accelr8 Technology Corp.	362	963
*	Accelrys, Inc.	8,474	40,590
* #	Accentia Biopharmaceuticals, Inc.	4,200	1,092
*	Accuray, Inc.	2,521	15,933
*	Achillion Pharmaceuticals, Inc.	2,700	4,320
*	Acorda Therapeutics, Inc.	5,100	104,040
*	Acusphere, Inc.	2,071	891
*	Adeona Pharmaceuticals, Inc.	1,700	850
*	Adolor Corp.	14,400	45,360
* #	Advanced Life Sciences Holdings, Inc.	3,264	1,012
* #	Advanced Medical Optics, Inc.	21,500	132,655

30

* #	ADVENTRX Pharmaceuticals, Inc.	9,168	1,372
	Aetna, Inc.	64,522	1,604,662
*	Affymax, Inc.	200	2,680
*	Affymetrix, Inc.	23,600	87,084
*	Air Methods Corp.	2,800	46,984
* #	Akorn, Inc.	10,281	31,974
*	Albany Molecular Research, Inc.	5,500	69,575
*	Alexion Pharmaceuticals, Inc.	7,800	317,850
* #	Alexza Pharmaceuticals, Inc.	8,200	23,370
* #	Align Technology, Inc.	6,659	46,147
* #	Alkermes, Inc.	24,587	242,920
#	Allergan, Inc.	29,500	1,170,265
*	Alliance Imaging, Inc.	12,400	101,060
*	Allied Healthcare International, Inc.	9,775	14,174
*	Allied Healthcare Products, Inc.	1,117	4,775
*	Allion Healthcare, Inc.	10,027	43,417
*	Allos Therapeutics, Inc.	8,600	62,866
	Allscripts-Misys Healthcare Solutions, Inc.	8,436	54,834
*	Almost Family, Inc.	2,102	101,232
* #	Alnylam Pharmaceuticals, Inc.	5,200	119,600
	Alpharma, Inc. Class A	14,170	443,663
* #	AMAG Pharmaceuticals, Inc.	1,255	38,378
* #	Amedisys, Inc.	8,434	475,762
*	America Services Group, Inc.	1,900	16,663
*	American Dental Partners, Inc.	3,647	31,838
*	American Medical Systems Holdings, Inc.	21,436	231,938
*	American Shared Hospital Services	508	597
* #	AMERIGROUP Corp.	14,803	370,075
	AmerisourceBergen Corp.	36,160	1,130,723
*	Amgen, Inc.	101,485	6,077,937
*	AMICAS, Inc.	13,398	24,786
*	AMN Healthcare Services, Inc.	9,458	85,027
*	Amsurg Corp.	10,900	271,846
* #	Amylin Pharmaceuticals, Inc.	8,600	87,806
*	Anadys Pharmaceuticals, Inc.	1,845	4,041
	Analogic Corp.	4,210	185,914
*	Anesiva, Inc.	9,100	6,643
*	AngioDynamics, Inc.	8,268	104,177
*	Anika Therapeutics, Inc.	2,670	16,100
* #	Antigenics, Inc.	11,978	8,984
*	AP Pharma, Inc.	57	32
	Applied Biosystems, Inc.	10,170	313,541
* #	Ardea Biosciences, Inc.	572	5,806
* #	Arena Pharmaceuticals, Inc.	27,456	101,038
* #	Ariad Pharmaceuticals, Inc.	15,925	31,691
*	Arqule, Inc.	6,893	19,025
* #	Array BioPharma, Inc.	9,100	44,772
*	Arrhythmia Research Technology, Inc.	200	562
* #	ArthroCare Corp.	6,400	132,992
* #	Aspect Medical Systems, Inc.	2,500	8,250
*	Assisted Living Concepts, Inc.	18,938	94,122
*	AtriCure, Inc.	1,700	10,999
	Atrion Corp.	340	33,646
*	ATS Medical, Inc.	16,884	44,743
* #	Auxilium Pharmaceuticals, Inc.	4,690	92,159

31

* #	Avalon Pharmaceuticals, Inc.	1,800	684
*	AVANIR Pharmaceuticals Class A	4,700	1,927
* #	AVI BioPharma, Inc.	3,800	3,268
*	Avigen, Inc.	12,251	7,351
	Bard (C.R.), Inc.	10,600	935,450
*	Barr Laboratories, Inc.	17,540	1,127,120
	Baxter International, Inc.	48,988	2,963,284
	Beckman Coulter, Inc.	11,536	575,877
	Becton Dickinson & Co.	18,459	1,281,055
*	Bioanalytical Systems, Inc.	400	1,620
*	BioCryst Pharmaceuticals, Inc.	5,806	9,290
*	Biogen Idec, Inc.	22,650	963,758
*	Bio-Imaging Technologies, Inc.	4,400	17,864
* #	BioLase Technology, Inc.	1,000	1,740
* #	BioMarin Pharmaceutical, Inc.	8,794	161,106
* #	BioMimetic Therapeutics, Inc.	4,016	32,851
* #	Bio-Rad Laboratories, Inc. Class A	6,400	546,432
*	Bio-Rad Laboratories, Inc. Class B	888	75,578
*	Bio-Reference Laboratories, Inc.	3,400	83,606
* #	BioSante Pharmaceuticals, Inc.	6,183	19,971
*	BioScrip, Inc.	10,925	32,775
* #	BioSphere Medical, Inc.	2,975	7,884
* #	Boston Scientific Corp.	145,150	1,310,705
*	Bovie Medical Corp.	4,800	30,480
	Bristol-Myers Squibb Co.	192,708	3,960,149
#	Brookdale Senior Living, Inc.	31,400	270,668
*	Bruker BioSciences Corp.	16,967	69,395
* #	BSD Medical Corp.	2,100	10,710
*	Cadence Pharmaceuticals, Inc.	7,900	51,587
* #	Caliper Life Sciences, Inc.	15,612	21,857
	Cambrex Corp.	4,693	21,119
*	Candela Corp.	2,000	1,340
*	Cantel Medical Corp.	5,400	51,840
*	Capital Senior Living Corp.	8,509	38,205
*	Caraco Pharmaceutical Laboratories, Ltd.	3,575	36,358
*	Cardiac Science Corp.	7,750	72,308
*	Cardica, Inc.	1,700	9,231
	Cardinal Health, Inc.	28,208	1,077,546
*	CAS Medical Systems, Inc.	2,600	9,698
*	Catalyst Health Solutions, Inc.	12,086	203,891
*	Celera Corp.	25,048	283,293
* #	Celgene Corp.	38,668	2,484,806
*	Cell Genesys, Inc.	7,600	1,740
* #	Cell Therapeutics, Inc.	20	6
* #	Celldex Therapeutics, Inc.	2,313	17,926
*	Celsion Corp.	1,200	3,384
*	Centene Corp.	15,000	282,600
* #	Cephalon, Inc.	5,400	387,288
* #	Cepheid, Inc.	7,700	91,399
* #	Cerner Corp.	20,700	770,661
*	Cerus Corp.	7,700	14,091
*	CHAD Therapeutics, Inc.	200	1
*	Charles River Laboratories International, Inc.	18,590	666,080
#	Chemed Corp.	5,200	227,708
	Cigna Corp.	62,752	1,022,858

32

* #	Clinical Data, Inc.	4,555	50,105
* #	Columbia Laboratories, Inc.	12,694	19,930
* #	CombinatoRx, Inc.	7,765	4,970
*	Community Health Systems, Inc.	34,961	716,701
#	Computer Programs & Systems, Inc.	1,316	36,440
* #	Conceptus, Inc.	4,100	66,420
*	CONMED Corp.	9,700	254,140
*	Continucare Corp.	24,500	57,820
#	Cooper Companies, Inc.	15,900	262,032
*	Corvel Corp.	3,709	99,475
* #	Covance, Inc.	7,300	365,000
*	Coventry Health Care, Inc.	42,202	556,644
* #	CPEX Pharmaceuticals, Inc.	340	3,961
*	Critical Therapeutics, Inc.	12,132	4,610
*	Cross Country Healthcare, Inc.	6,500	73,580
*	CryoLife, Inc.	5,900	79,060
*	Cubist Pharmaceuticals, Inc.	10,600	269,134
*	Curis, Inc.	600	516
*	Cutera, Inc.	2,829	24,075
* #	CV Therapeutics, Inc.	15,500	144,615
*	Cyberonics, Inc.	6,774	86,301
* #	Cyclacel Pharmaceuticals, Inc.	4,923	2,265
*	Cynosure, Inc. Class A	3,100	27,156
* #	Cypress Bioscience, Inc.	14,000	76,160
*	Cytokinetics, Inc.	3,769	10,742
*	Cytomedix, Inc.	900	486
* #	Cytori Therapeutics, Inc.	6,500	26,000
	Datascope Corp.	4,640	232,789
*	DaVita, Inc.	14,900	845,575
	Daxor Corp.	1,200	18,360
* #	Dendreon Corp.	12,900	63,468
#	DENTSPLY International, Inc.	10,704	325,188
*	DepoMed, Inc.	7,000	15,120
*	Dexcom, Inc.	2,300	10,396
*	Dialysis Corp. of America	2,038	15,509
*	Digirad Corp.	4,910	4,124
* #	Dionex Corp.	2,400	129,192
* #	Discovery Laboratories, Inc.	14,200	25,986
*	Durect Corp.	9,544	39,226
*	DUSA Pharmaceuticals, Inc.	800	872
* #	Dyax Corp.	14,694	49,225
*	Dynacq Healthcare, Inc.	2,300	7,935
*	Dynavax Technologies Corp.	3,400	1,020
* #	Eclipsys Corp.	13,719	203,727
* #	Edwards Lifesciences Corp.	15,600	824,304
	Eli Lilly & Co.	109,044	3,687,868
*	Elite Pharmaceuticals, Inc.	1,000	100
*	Emergency Medical Services Corp. Class A	3,000	98,580
*	Emergent Biosolutions, Inc.	12,857	231,555
* #	Emeritus Corp.	12,863	148,310
*	Emisphere Technologies, Inc.	5,429	6,623
* #	Endo Pharmaceuticals Holdings, Inc.	27,400	506,900
*	Endologix, Inc.	10,690	22,128
* #	Enzo Biochem, Inc.	8,900	51,353
* #	Enzon Pharmaceuticals, Inc.	10,700	53,179

33

*	EPIX Pharmaceuticals, Inc.	4,366	1,572
*	eResearch Technology, Inc.	10,378	67,042
*	etrials Worldwide, Inc.	1,100	1,210
* #	ev3, Inc.	24,840	160,715
*	Evotec AG Sponsored ADR	2,477	6,391
*	Exact Sciences Corp.	2,000	1,020
*	Exactech, Inc.	3,000	60,600
* #	Exelixis, Inc.	8,300	28,552
*	Express Scripts, Inc.	16,600	1,006,126
* #	Farville, Inc.	4,400	194
*	Five Star Quality Care, Inc.	6,800	13,328
*	Forest Laboratories, Inc.	56,571	1,314,144
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	45,559	52,393
*	Genentech, Inc.	67,348	5,585,843
* #	Genitope Corp.	5,207	27
* #	Genomic Health, Inc.	3,000	55,290
* #	Gen-Probe, Inc.	16,800	790,608
*	Gentiva Health Services, Inc.	10,265	278,695
* #	GenVec, Inc.	3,700	3,663
*	Genzyme Corp.	25,810	1,881,033
* #	Geron Corp.	20,175	80,297
*	Gilead Sciences, Inc.	66,380	3,043,523
*	Greatbatch, Inc.	7,500	163,125
* #	GTx, Inc.	6,229	87,953
* #	Haemonetics Corp.	5,600	330,736
* #	Halozyme Therapeutics, Inc.	7,042	33,731
* #	Hana Biosciences, Inc.	1,300	429
*	Hanger Orthopedic Group, Inc.	5,226	87,065
*	Harvard Bioscience, Inc.	11,572	35,873
*	Health Grades, Inc.	6,500	13,975
*	Health Management Associates, Inc.	34,600	72,660
*	Health Net, Inc.	15,340	197,579
* #	HEALTHSOUTH Corp.	24,330	305,098
*	HealthSpring, Inc.	19,055	314,789
*	HealthStream, Inc.	3,880	8,730
*	HealthTronics, Inc.	11,300	21,922
*	Healthways, Inc.	4,800	48,480
* #	Henry Schein, Inc.	16,500	772,365
#	Hill-Rom Holdings, Inc.	22,900	521,204
*	Hi-Tech Pharmacal Co., Inc.	3,900	28,431
*	HLTH Corp.	38,200	316,678
*	HMS Holdings Corp.	4,300	106,511
* #	Hollis-Eden Pharmaceuticals, Inc.	2,500	2,600
* #	Hologic, Inc.	60,196	736,799
*	Home Diagnostics, Inc.	5,961	51,920
	Hooper Holmes, Inc.	9,504	6,178
*	Hospira, Inc.	28,489	792,564
*	Human Genome Sciences, Inc.	31,895	103,021
*	Humana, Inc.	46,210	1,367,354
* #	Hythiam, Inc.	12,267	7,851
*	iBioPharma, Inc.	500	420
*	ICU Medical, Inc.	4,200	134,526
* #	Idenix Pharmaceuticals, Inc.	12,347	68,155
* #	Idera Pharmaceuticals, Inc.	2,800	27,216
* #	IDEXX Laboratories, Inc.	11,100	390,609

34

*	IDM Pharma, Inc.	9,865	16,179
*	I-Flow Corp.	8,310	46,868
* #	Illumina, Inc.	10,202	314,528
*	ImClone Systems, Inc.	21,400	1,471,464
*	Immtech International, Inc.	1,900	608
*	Immucor, Inc.	9,351	248,269
* #	ImmunoGen, Inc.	9,486	43,920
* #	Immunomedics, Inc.	13,100	19,650
*	Implant Sciences Corp.	744	208
	IMS Health, Inc.	33,900	486,126
*	Incyte Corp.	22,230	92,255
* #	Indevus Pharmaceuticals, Inc.	8,379	22,372
*	Infinity Pharmaceuticals, Inc.	5,275	24,951
*	Inovio Biomedical Corp.	5,300	1,961
* #	Inspire Pharmaceuticals, Inc.	9,700	35,502
*	Integra LifeSciences Holdings	7,328	275,093
*	IntegraMed America, Inc.	2,470	12,745
*	Interleukin Genetics, Inc.	3,515	1,687
* #	InterMune, Inc.	10,179	149,937
* #	Introgen Therapeutics, Inc.	8,196	3,278
*	Intuitive Surgical, Inc.	4,400	760,276
	Invacare Corp.	11,200	203,728
*	InVentiv Health, Inc.	10,431	98,782
*	Inverness Medical Innovations, Inc.	25,299	484,476
*	Invitrogen Corp.	22,400	644,896
*	Iridex Corp.	1,100	2,508
*	IRIS International, Inc.	4,100	45,715
*	Isis Pharmaceuticals, Inc.	17,797	250,226
* #	Isolagen, Inc.	4,713	2,498
*	ISTA Pharmaceuticals, Inc.	5,600	3,920
*	Javelin Pharmaceuticals, Inc.	3,432	4,873
	Johnson & Johnson	218,766	13,419,106
* #	Kendle International, Inc.	3,800	68,666
* #	Kensey Nash Corp.	3,028	76,881
*	Keryx Biopharmaceuticals, Inc.	9,300	1,486
	Kewaunee Scientific Corp.	300	2,715
*	Kindred Healthcare, Inc.	7,900	114,471
*	Kinetic Concepts, Inc.	5,300	128,313
*	King Pharmaceuticals, Inc.	100,500	883,395
*	K-V Pharmaceutical Co. Class A	9,983	169,711
*	K-V Pharmaceutical Co. Class B	2,491	41,475
*	La Jolla Pharmaceutical Co.	4,800	4,416
*	Laboratory Corp. of America Holdings	9,600	590,304
	Landauer, Inc.	1,284	69,413
*	Langer, Inc.	1,300	962
*	Lannet Co., Inc.	4,554	12,979
#	LCA-Vision, Inc.	1,557	5,325
*	Lexicon Pharmaceuticals, Inc.	25,558	40,126
*	LHC Group, Inc.	6,200	218,736
* #	LifePoint Hospitals, Inc.	21,717	520,556
* #	Ligand Pharmaceuticals, Inc. Class B	4,420	9,149
* #	Lincare Holdings, Inc.	20,310	535,169
* #	Luminex Corp.	5,600	104,440
*	Magellan Health Services, Inc.	14,637	540,691
*	Magyar Bancorp, Inc.	211	1,694

35

* #	Mannkind Corp.	21,400	80,464
	Martek Biosciences Corp.	11,200	334,096
*	Matrixx Initiatives, Inc.	1,800	29,502
*	Maxygen, Inc.	9,952	41,699
	McKesson Corp.	21,771	800,955
*	MDRNA, Inc.	2,000	700
*	Medarex, Inc.	19,873	139,707
*	MedCath Corp.	7,800	120,276
*	Medco Health Solutions, Inc.	49,360	1,873,212
*	Medical Action Industries, Inc.	4,423	50,865
*	Medical Staffing Network Holdings, Inc.	7,735	3,326
#	Medicis Pharmaceutical Corp. Class A	19,960	284,829
* #	Medivation, Inc.	3,700	69,449
*	MEDTOX Scientific, Inc.	2,211	21,778
	Medtronic, Inc.	87,072	3,511,614
*	Memory Pharmaceuticals Corp.	2,480	248
	Mentor Corp.	6,400	108,160
	Merck & Co., Inc.	209,268	6,476,845
	Merge Healthcare, Inc.	6,417	6,032
#	Meridian Bioscience, Inc.	5,050	124,129
*	Merit Medical Systems, Inc.	6,995	128,009
*	Metabasis Therapeutics, Inc.	4,106	3,695
*	Metropolitan Health Networks, Inc.	12,359	24,718
* #	Micromet, Inc.	4,730	19,630
*	Micrus Endovascular Corp.	2,500	29,500
* #	MiddleBrook Pharmaceuticals, Inc.	11,202	15,123
* #	Millipore Corp.	5,100	264,639
* #	Minrad International, Inc.	5,915	4,377
* #	Molecular Insight Pharmaceuticals, Inc.	8,396	41,980
* #	Molina Healthcare, Inc.	9,949	221,564
*	Momenta Pharmaceuticals, Inc.	8,900	81,079
*	Monogram Biosciences, Inc.	6,700	3,351
*	MTS Medication Technologies	600	2,370
*	MWI Veterinary Supply, Inc.	3,400	117,742
* #	Mylan, Inc.	60,200	515,914
*	Myriad Genetics, Inc.	9,670	610,080
*	Nabi Biopharmaceuticals	16,900	66,248
*	National Dentex Corp.	1,076	5,692
#	National Healthcare Corp.	3,424	140,418
#	National Research Corp.	1,172	33,554
*	Natus Medical, Inc.	6,576	100,613
*	Nektar Therapeutics	24,607	136,077
* #	Neogen Corp.	3,586	105,679
*	Neose Technologies, Inc.	2,117	720
* #	Neurocrine Biosciences, Inc.	10,900	45,017
* #	Neurogen Corp.	4,800	816
* #	Neurometric, Inc.	3,000	3,900
*	NMT Medical, Inc.	1,600	1,744
* #	Northfield Laboratories, Inc.	1,700	1,462
*	Northstar Neuroscience, Inc.	6,000	7,800
*	Novacea, Inc.	8,500	11,305
* #	NovaMed, Inc.	7,800	27,612
*	Novavax, Inc.	15,521	34,922
*	Noven Pharmaceuticals, Inc.	5,382	60,548
*	NPS Pharmaceuticals, Inc.	10,227	71,589

36

*	Nutraceutical International Corp.	3,600	32,940
* #	NuVasive, Inc.	6,700	315,503
* #	Nuvelo, Inc.	3,400	1,057
* #	NxStage Medical, Inc.	4,900	19,894
*	Obagi Medical Products, Inc.	700	5,824
*	Odyssey Healthcare, Inc.	11,216	107,561
	Omnicare, Inc.	41,800	1,152,426
*	Omnicell, Inc.	7,300	80,154
*	Omrix Biopharmaceuticals, Inc.	3,400	58,922
*	Onyx Pharmaceuticals, Inc.	16,900	455,962
*	Optimer Pharmaceuticals, Inc.	7,101	29,469
*	OraSure Technologies, Inc.	11,394	52,526
*	Orchid Cellmark, Inc.	7,300	8,614
* #	Ore Pharmaceuticals, Inc.	804	579
*	Orexigen Therapeutics, Inc.	1,371	6,512
*	Orthologic Corp.	1,400	994
* #	Oscient Pharmaceuticals Corp.	1,400	1,036
*	OSI Pharmaceuticals, Inc.	10,700	406,065
* #	Osiris Therapeutics, Inc.	4,913	74,530
*	Osteotech, Inc.	3,900	12,441
	Owens & Minor, Inc.	12,800	553,856
*	OxiGENE, Inc.	2,700	2,241
* #	Pain Therapeutics, Inc.	6,600	60,324
*	Palatin Technologies, Inc.	4,779	601
*	Palomar Medical Technologies, Inc.	4,735	54,168
*	Par Pharmaceutical Cos, Inc.	11,851	118,510
*	Parexel International Corp.	15,300	159,120
*	Patterson Companies, Inc.	10,300	260,899
*	PDI, Inc.	4,700	22,795
#	PDL BioPharma, Inc.	26,567	259,028
*	Pediatrix Medical Group, Inc.	11,700	452,205
*	Penwest Pharmaceuticals Co.	1,000	1,250
	PerkinElmer, Inc.	43,614	782,435
#	Perrigo Co.	20,477	696,218
	Pfizer, Inc.	783,318	13,872,562
#	Pharmaceutical Products Development Service, Inc.	10,400	322,192
* #	Pharmacopia, Inc.	3,300	2,970
*	Pharmanet Development Group, Inc.	5,900	9,440
* #	PharMerica Corp.	5,214	107,043
*	Phase Forward, Inc.	11,700	166,959
*	PHC, Inc.	1,700	3,383
*	Pozen, Inc.	3,800	23,446
*	Progenics Pharmaceuticals, Inc.	7,331	73,383
*	Prospect Medical Holdings, Inc.	1,100	2,640
*	Providence Service Corp.	4,000	4,800
* #	ProxyMed, Inc.	1,683	8
* #	PSS World Medical, Inc.	18,418	334,103
	Psychemedics Corp.	400	4,088
* #	Psychiatric Solutions, Inc.	14,250	474,383
*	QuadraMed Corp.	1,280	7,616
	Quest Diagnostics, Inc.	30,400	1,422,720
* #	Questcor Pharmaceuticals, Inc.	9,645	74,652
*	Quidel Corp.	5,100	80,631
* #	Quigley Corp.	1,300	4,758
* #	RadNet, Inc.	7,750	26,660

37

*	Regeneration Technologies, Inc.	19,258	58,737
* #	Regeneron Pharmaceuticals, Inc.	23,895	461,174
* #	RegeneRx Biopharmaceuticals, Inc.	846	804
*	RehabCare Group, Inc.	6,300	107,919
*	Repligen Corp.	9,901	39,703
* #	Repros Therapeutics, Inc.	3,300	25,872
*	Res-Care, Inc.	10,056	154,963
*	ResMed, Inc.	19,100	654,366
*	Retractable Technologies, Inc.	3,000	4,050
* #	Rigel Pharmaceuticals, Inc.	9,100	79,261
*	Rochester Medical Corp.	2,923	36,538
* #	Rockwell Medical Technologies, Inc.	1,600	4,064
*	Rotech Healthcare, Inc.	804	40
* #	Salix Pharmaceuticals, Ltd.	15,344	141,165
* #	Sangamo BioSciences, Inc.	5,000	39,050
*	Santarus, Inc.	7,682	12,906
* #	Savient Pharmaceuticals, Inc.	6,800	32,368
	Schering-Plough Corp.	158,736	2,300,085
*	SciClone Pharmaceuticals, Inc.	14,200	12,922
*	SCOLR Pharma, Inc.	1,500	1,125
* #	Seattle Genetics, Inc.	11,067	113,769
*	Senomyx, Inc.	1,400	3,500
*	SenoRx, Inc.	2,200	5,808
*	Sepracor, Inc.	33,754	449,603
* #	Sequenom, Inc.	4,592	82,656
*	SeraCare Life Sciences, Inc.	259	712
* #	Sirona Dental Systems, Inc.	18,092	288,929
*	Somanetics Corp.	3,100	58,125
* #	Somaxon Pharmaceuticals, Inc.	2,500	2,450
*	Sonic Innovations, Inc.	4,100	6,929
* #	SonoSite, Inc.	3,700	77,959
	Span-American Medical System, Inc.	561	6,508
*	Spectranetics Corp.	6,400	19,200
* #	Spectrum Pharmaceuticals, Inc.	6,233	11,219
*	SRI/Surgical Express, Inc.	900	2,070
*	St. Jude Medical, Inc.	21,800	829,054
* #	STAAR Surgical Co.	7,900	19,434
* #	StemCells, Inc.	6,700	9,648
* #	Stereotaxis, Inc.	4,221	17,011
	Steris Corp.	18,324	623,749
*	Strategic Diagnostics, Inc.	7,636	10,156
	Stryker Corp.	32,571	1,741,246
* #	Sun Healthcare Group, Inc.	12,211	140,182
*	Sunrise Senior Living, Inc.	14,579	44,029
*	SuperGen, Inc.	8,900	11,036
* #	SurModics, Inc.	3,128	82,892
*	Symmetry Medical, Inc.	12,100	156,332
*	Synovis Life Technologies, Inc.	2,900	50,721
* #	Synta Pharmaceuticals Corp.	4,421	31,301
*	Targacept, Inc.	4,224	25,006
	Techne Corp.	7,200	496,944
* #	Telik, Inc.	10,900	2,616
*	Tenet Healthcare Corp.	88,900	389,382
* #	The Medicines Co.	13,900	242,277
*	Theragenics Corp.	9,400	18,330

38

* #	Theravance, Inc.	8,311	56,349
*	Thermo Fisher Scientific, Inc.	27,200	1,104,320
*	Thoratec Corp.	15,200	374,224
*	Titan Pharmaceuticals, Inc.	2,200	396
*	TorreyPines Therapeutics, Inc.	2,600	884
#	Trimeris, Inc.	6,102	19,954
* #	Triple-S Management Corp.	3,500	35,735
*	U.S. Physical Therapy, Inc.	4,400	61,072
*	United Therapeutics Corp.	4,300	375,089
	UnitedHealth Group, Inc.	80,805	1,917,503
	Universal Health Services, Inc.	17,076	717,875
*	Urologix, Inc.	1,476	1,520
*	Uroplasty, Inc.	2,100	3,045
	Utah Medical Products, Inc.	660	17,338
#	Valeant Pharmaceuticals International	24,302	456,149
* #	Vanda Pharmaceuticals, Inc.	1,200	984
*	Varian Medical Systems, Inc.	12,000	546,120
*	Varian, Inc.	5,413	199,469
*	Vascular Solutions, Inc.	1,400	13,174
* #	VCA Antech, Inc.	26,117	472,718
*	Vertex Pharmaceuticals, Inc.	18,500	484,885
*	Vical, Inc.	10,710	17,564
* #	ViroPharma, Inc.	21,693	272,030
*	Vital Images, Inc.	5,800	75,690
* #	Vivus, Inc.	11,500	70,035
*	VNUS Medical Technologies	3,400	52,462
*	Volcano Corp.	11,930	185,512
*	Waters Corp.	7,100	310,980
*	Watson Pharmaceuticals, Inc.	37,700	986,609
* #	WebMD Health Corp. Class A	1,900	42,465
*	WellPoint, Inc.	50,779	1,973,780
#	West Pharmaceutical Services, Inc.	7,100	283,432
* #	Wright Medical Group, Inc.	9,600	222,528
	Wyeth	105,495	3,394,829
* #	XenoPort, Inc.	3,800	158,118
* #	XOMA, Ltd.	400	500
	Young Innovations, Inc.	2,919	49,623
* #	Zila, Inc.	454	286
*	Zimmer Holdings, Inc.	19,526	906,592
* #	Zoll Medical Corp.	5,400	130,032
* #	Zymogenetics, Inc.	15,600	49,920
Total Health Care			166,168,223

Industrials — (10.6%)
* #	3-D Systems Corp.	4,799	52,165
	3M Co.	59,135	3,802,381
*	A. T. Cross Co. Class A	2,133	11,305
	A.O. Smith Corp.	7,700	242,935
#	AAON, Inc.	4,332	71,435
* #	AAR Corp.	10,091	161,355
	ABM Industries, Inc.	16,235	265,118
*	ACCO Brands Corp.	18,000	50,760
*	Accuride Corp.	12,400	3,968
	Aceto Corp.	6,600	55,110
*	Active Power, Inc.	1,900	798

39

#	Actuant Corp.	11,000	197,230
#	Acuity Brands, Inc.	11,855	414,451
	Administaff, Inc.	7,071	141,349
*	Aerosonic Corp.	700	882
* #	AeroVironment, Inc.	5,388	193,537
*	AGCO Corp.	24,646	776,842
*	Air Transport Services Group, Inc.	6,800	2,210
* #	AirTran Holdings, Inc.	23,700	96,933
	Alamo Group, Inc.	3,195	40,193
*	Alaska Air Group, Inc.	11,800	291,460
	Albany International Corp. Class A	8,418	122,566
	Alexander & Baldwin, Inc.	17,449	556,623
* #	Allegiant Travel Co.	1,210	48,194
* #	Alliant Techsystems, Inc.	10,150	836,360
* #	Allied Defense Group, Inc.	2,800	20,300
*	Allied Waste Industries, Inc.	138,602	1,444,233
*	Altra Holdings, Inc.	3,656	32,685
*	Amerco, Inc.	6,693	302,925
	American Ecology Corp.	3,900	68,406
#	American Railcar Industries, Inc.	6,830	75,950
* #	American Reprographics Co.	11,954	127,191
	American Science & Engineering, Inc.	1,900	119,510
* #	American Superconductor Corp.	5,858	73,284
#	American Woodmark Corp.	4,731	87,713
	Ameron International Corp.	2,800	131,600
#	Ametek, Inc.	14,200	472,150
	Ampco-Pittsburgh Corp.	3,068	72,528
* #	AMR Corp.	77,400	790,254
*	AMREP Corp.	2,300	69,253
*	APAC Customer Services, Inc.	4,911	7,317
	Apogee Enterprises, Inc.	10,300	101,558
* #	Applied Energetics, Inc.	9,605	7,492
	Applied Industrial Technologies, Inc.	11,711	236,445
	Applied Signal Technologies, Inc.	4,110	73,651
* #	Argan, Inc.	2,079	24,678
*	Argon ST, Inc.	7,700	160,622
#	Arkansas Best Corp.	9,100	265,629
*	Arotech Corp.	901	577
*	Astec Industries, Inc.	8,270	210,223
*	Astronics Corp.	887	11,088
*	Astronics Corp. Class B	221	2,667
*	Atlas Air Worldwide Holding, Inc.	7,146	138,061
*	Avalon Holding Corp. Class A	500	800
	Avery Dennison Corp.	31,890	1,116,788
*	Avis Budget Group, Inc.	32,664	53,569
*	Axsys Technologies, Inc.	2,554	168,641
* #	AZZ, Inc.	3,000	87,540
	B.F. Goodrich Co.	37,410	1,367,710
	Badger Meter, Inc.	2,184	55,037
*	Baker (Michael) Corp.	1,300	30,979
#	Baldor Electric Co.	13,619	239,150
*	Baldwin Technology Co., Inc. Class A	2,900	5,742
#	Barnes Group, Inc.	18,310	265,678
	Barrett Business Services, Inc.	3,311	36,421
*	BE Aerospace, Inc.	20,300	261,261

40

* #	Beacon Roofing Supply, Inc.	16,241	222,177
#	Belden, Inc.	16,269	339,046
*	Blount International, Inc.	13,288	115,473
	BlueLinx Holdings, Inc.	10,228	27,513
	Boeing Co.	71,388	3,731,451
	Bowne & Co., Inc.	9,220	71,824
#	Brady Co. Class A	18,400	570,400
*	Breeze-Eastern Corp.	1,100	9,235
#	Briggs & Stratton Corp.	8,640	136,166
*	BTU International, Inc.	1,432	7,103
	Bucyrus International, Inc.	15,850	382,461
* #	Builders FirstSource, Inc.	11,550	43,890
	Burlington Northern Santa Fe Corp.	45,345	4,038,426
#	C&D Technologies, Inc.	10,000	35,000
	C.H. Robinson Worldwide, Inc.	14,700	761,166
*	Cano Petroleum, Inc.	12,600	7,308
* #	Capstone Turbine Corp.	10,700	14,445
#	Carlisle Companies, Inc.	24,300	564,975
#	Cascade Corp.	4,000	132,040
*	Casella Waste Systems, Inc. Class A	6,650	33,516
	Caterpillar, Inc.	52,526	2,004,917
* #	CBIZ, Inc.	21,500	174,150
	CDI Corp.	7,255	94,315
*	CECO Environmental Corp.	3,500	9,800
*	Celadon Group, Inc.	7,624	81,501
* #	Cenveo, Inc.	3,459	16,707
* #	Ceradyne, Inc.	8,600	202,100
	Champion Industries, Inc.	2,818	8,905
*	Channell Commercial Corp.	1,121	348
*	Chart Industries, Inc.	6,497	88,489
	Chase Corp.	2,000	29,160
	Chicago Rivet & Machine Co.	39	612
	Cintas Corp.	47,000	1,113,900
	CIRCOR International, Inc.	5,425	166,276
#	CLAROC, Inc.	13,600	481,304
* #	Clean Harbors, Inc.	4,500	295,065
* #	Coleman Cable, Inc.	5,462	38,016
*	Columbus McKinnon Corp.	6,500	91,260
	Comfort Systems USA, Inc.	13,045	121,710
*	Commercial Vehicle Group, Inc.	6,900	9,177
	CompX International, Inc.	800	4,544
*	COMSYS IT Partners, Inc.	5,800	35,264
*	Consolidated Graphics, Inc.	3,400	44,234
* #	Continental Airlines, Inc.	24,600	465,432
	Con-way, Inc.	17,221	586,203
	Cooper Industries, Ltd.	52,200	1,615,590
* #	Copart, Inc.	9,860	344,114
*	Cornell Companies, Inc.	5,200	118,404
	Corporate Executive Board Co.	4,016	119,797
* #	Corrections Corp. of America	24,600	470,106
*	CoStar Group, Inc.	5,300	190,906
* #	Covanta Holding Corp.	23,100	498,036
*	CPI Aerostructures, Inc.	800	5,360
* #	CRA International, Inc.	3,802	102,882
	Crane Co.	11,763	192,560

41

* #	Crocs, Inc.	6,700	16,817
	CSX Corp.	44,451	2,032,300
	Cubic Corp.	5,884	130,919
	Cummins, Inc.	56,105	1,450,314
	Curtiss-Wright Corp.	17,908	660,805
	Danaher Corp.	25,571	1,514,826
	Deere & Co.	20,264	781,380
* #	Delta Air Lines, Inc.	116,800	1,282,464
	Deluxe Corp.	7,550	91,808
*	Devcon International Corp.	500	100
	Diamond Management & Technology Consultants, Inc.	8,300	33,034
* #	Distributed Energy Systems Corp.	872	12
* #	Document Securities Systems, Inc.	1,200	1,680
* #	Dollar Thrifty Automotive Group, Inc.	1,700	2,754
	Donaldson Co., Inc.	23,187	815,023
* #	Double Eagle Petroleum Co.	3,000	24,210
	Dover Corp.	43,100	1,369,287
	Ducommun, Inc.	3,171	64,022
*	DXP Enterprises, Inc.	3,400	47,464
*	Dynamex, Inc.	2,177	53,141
	Dynamic Materials Corp.	1,600	30,400
* #	DynCorp International, Inc. Class A	7,035	93,003
#	Eagle Bulk Shipping, Inc.	9,600	95,712
* #	Eagle Test Systems, Inc.	6,589	99,757
	Eastern Co.	2,006	23,571
	Eaton Corp.	38,763	1,728,830
	Ecology & Environment, Inc. Class A	210	2,100
	Electro Rent Corp.	9,623	115,380
* #	EMCOR Group, Inc.	27,900	495,783
	Emerson Electric Co.	74,788	2,447,811
#	Encore Wire Corp.	9,100	174,447
* #	Ener1, Inc.	20,820	163,021
* #	Energy Conversion Devices, Inc.	8,200	279,948
* #	Energy Focus, Inc.	2,204	5,290
* #	EnerSys Inc.	14,458	191,135
*	ENGlobal Corp.	7,130	31,301
	Ennis, Inc.	9,210	108,402
*	EnPro Industries, Inc.	6,733	149,540
*	Environmental Tectonics Corp.	871	1,219
	Equifax, Inc.	15,757	410,943
*	ESCO Technologies, Inc.	7,400	255,300
	Espey Manufacturing & Electronics Corp.	495	9,752
*	Esterline Technologies Corp.	12,100	436,205
* #	Evergreen Solar, Inc.	19,700	74,663
*	Exide Technologies	16,482	78,290
#	Expeditors International of Washington, Inc.	18,285	597,005
*	Exponent, Inc.	3,602	106,007
* #	ExpressJet Holdings, Inc.	923	1,597
*	EXX, Inc. Class A	1,100	1,760
#	Fastenal Co.	12,710	511,705
	Federal Signal Corp.	17,510	149,010
	FedEx Corp.	42,629	2,786,658
*	First Advantage Corp.	3,700	40,441
* #	First Solar, Inc.	6,000	862,200
* #	Flanders Corp.	9,525	59,055

42

*	Flow International Corp.	6,628	25,452
	Flowserve Corp.	7,000	398,440
#	Fluor Corp.	13,800	551,034
*	Fortune Industries, Inc.	700	280
	Forward Air Corp.	5,600	146,552
*	Foster Wheeler, Ltd.	10,900	298,660
	Franklin Electric Co., Inc.	6,200	261,392
	Freightcar America, Inc.	3,800	99,218
* #	Frontier Airlines Holdings, Inc.	800	256
	Frozen Food Express Industries, Inc.	1,200	6,948
* #	FTI Consulting, Inc.	11,700	681,525
* #	Fuel Tech, Inc.	2,900	34,075
* #	FuelCell Energy, Inc.	15,000	71,700
* #	Furmanite Corp.	9,694	77,552
	G & K Services, Inc. Class A	6,200	140,058
*	Gardner Denver Machinery, Inc.	21,090	540,326
	GATX Corp.	15,900	453,945
#	Genco Shipping & Trading, Ltd.	7,300	152,205
	GenCorp, Inc.	6,200	30,380
* #	General Cable Corp.	14,300	244,244
	General Dynamics Corp.	32,006	1,930,602
	General Electric Co.	629,008	12,271,946
*	Genesee & Wyoming, Inc.	9,262	308,888
* #	GeoEye, Inc.	3,700	80,068
*	GeoPetro Resources Co.	1,500	1,875
* #	Global Cash Access, Inc.	20,391	57,503
#	Gorman-Rupp Co.	3,995	125,643
*	GP Strategies Corp.	6,600	39,732
#	Graco, Inc.	11,300	279,449
*	Graftech International, Ltd.	13,400	108,674
	Graham Corp.	2,500	52,500
#	Granite Construction, Inc.	11,480	409,492
	Great Lakes Dredge & Dock Corp.	7,379	33,058
	Greenbrier Companies, Inc.	5,104	42,108
*	Griffon Corp.	17,488	147,599
	Hardinge, Inc.	3,558	24,799
	Harsco Corp.	16,346	386,910
* #	Hawaiian Holdings, Inc.	10,579	74,053
#	Healthcare Services Group, Inc.	10,891	180,355
#	Heartland Express, Inc.	29,700	455,598
#	HEICO Corp.	2,900	111,563
	HEICO Corp. Class A	5,222	146,582
#	Heidrick & Struggles International, Inc.	5,500	132,715
* #	Henry Bros. Electronics, Inc.	465	2,813
*	Herley Industries, Inc.	2,810	37,373
#	Herman Miller, Inc.	7,200	158,400
* #	Hexcel Corp.	18,900	249,480
*	Hill International, Inc.	9,323	58,548
	Hi-Shear Technology Corp.	1,000	10,050
	HNI Corp.	10,532	192,946
* #	Hoku Scientific, Inc.	4,800	23,760
	Honeywell International, Inc.	63,600	1,936,620
#	Horizon Lines, Inc. Class A	5,400	25,326
#	Houston Wire & Cable Co.	4,300	49,536
*	HQ Sustainable Maritime Industries, Inc.	2,518	10,324

43

*	Hub Group, Inc. Class A	9,300	292,485
#	Hubbell, Inc. Class A	1,107	45,110
	Hubbell, Inc. Class B	16,600	595,442
*	Hudson Highland Group, Inc.	8,160	42,758
* #	Hurco Companies, Inc.	1,800	40,500
*	Huron Consulting Group, Inc.	1,600	86,992
*	Huttig Building Products, Inc.	4,110	4,562
*	ICF International, Inc.	540	10,033
*	ICT Group, Inc.	5,262	27,731
#	IDEX Corp.	35,250	817,095
*	IHS, Inc.	15,130	535,451
*	II-VI, Inc.	7,100	199,439
	IKON Office Solutions, Inc.	37,500	646,125
#	Illinois Tool Works, Inc.	40,234	1,343,413
	Ingersoll-Rand Co., Ltd. Class A	318	5,867
* #	InnerWorkings, Inc.	13,049	90,691
*	Innotrac Corp.	1,251	3,328
	Innovative Solutions & Support, Inc.	5,900	36,285
* #	Insituform Technologies, Inc. Class A	10,700	143,701
	Insteel Industries, Inc.	5,428	55,691
* #	Integrated Electrical Services, Inc.	5,398	66,018
*	InterDigital, Inc.	5,906	128,633
* #	Interline Brands, Inc.	11,100	118,104
*	International Shipholding Corp.	2,001	49,205
*	Intersections, Inc.	5,807	48,779
	ITT Industries, Inc.	52,571	2,339,410
#	J.B. Hunt Transport Services, Inc.	19,000	540,170
*	Jacobs Engineering Group, Inc.	10,476	381,641
* #	JetBlue Airways Corp.	27,800	154,290
	John Bean Technologies Corp.	2,744	22,995
#	Joy Global, Inc.	9,306	269,688
*	Kadant, Inc.	4,600	75,624
	Kaman Corp. Class A	7,595	193,900
*	Kansas City Southern	27,295	842,597
	Kaydon Corp.	6,432	214,893
#	KBR, Inc.	17,899	265,621
	Kelly Services, Inc. Class A	12,300	175,152
	Kelly Services, Inc. Class B	319	4,546
*	Kenexa Corp.	8,676	77,303
	Kennametal, Inc.	22,400	475,328
*	Key Technology, Inc.	1,336	21,630
*	Kforce, Inc.	15,127	119,049
* #	Kirby Corp.	15,190	521,321
#	Knight Transportation, Inc.	17,650	280,635
	Knoll, Inc.	7,400	107,004
*	Korn/Ferry International	16,200	225,018
* #	K-Tron International, Inc.	664	62,409
*	L.B. Foster Co. Class A	1,800	49,500
	L.S. Starrett Co. Class A	1,841	26,142
	L-3 Communications Holdings, Inc.	16,800	1,363,656
*	LaBarge, Inc.	3,822	52,553
*	Ladish Co., Inc.	3,164	53,883
	Landstar System, Inc.	10,000	385,900
	Lawson Products, Inc.	2,944	87,731
* #	Layne Christensen Co.	6,635	174,368

44

*	Learning Tree International, Inc.	3,221	41,068
*	LECG Corp.	7,283	34,958
#	Lennox International, Inc.	17,500	521,850
*	LGL Group, Inc.	300	1,350
	Lincoln Electric Holdings, Inc.	9,000	388,350
#	Lindsay Corp.	2,000	95,160
*	LMI Aerospace, Inc.	3,600	54,972
	Lockheed Martin Corp.	31,520	2,680,776
	LSI Industries, Inc.	5,600	43,960
*	Lydall, Inc.	234	1,556
*	M&F Worldwide Corp.	5,891	135,788
*	Mac-Gray Corp.	3,058	23,210
*	Magnetek, Inc.	10,700	23,005
* #	Manitex International, Inc.	3,200	5,600
	Manpower, Inc.	20,590	640,967
*	Marten Transport, Ltd.	7,400	136,012
	Masco Corp.	108,800	1,104,320
	McGrath Rentcorp	8,437	191,857
* #	Media Sciences International, Inc.	520	655
*	Medialink Worldwide, Inc.	1,000	140
* #	Medis Technologies, Ltd.	1,800	2,196
*	Merrimac Industries, Inc.	601	1,833
*	Mesa Air Group, Inc.	5,100	1,887
* #	Metalline Mining Co.	600	270
#	Met-Pro Corp.	5,130	59,918
*	Mettler Toledo International, Inc.	6,600	505,164
*	MFRI, Inc.	1,800	12,726
*	Microvision, Inc.	3,800	6,574
* #	Middleby Corp.	2,455	99,157
*	Miller Industries, Inc.	3,846	23,461
#	Mine Safety Appliances Co.	8,220	221,940
*	Misonix, Inc.	700	1,435
* #	Mobile Mini, Inc.	12,712	213,562
*	Modtech Holdings, Inc.	1,089	3
*	Monster Worldwide, Inc.	26,860	382,486
*	Moog, Inc. Class A	12,200	428,464
*	Moog, Inc. Class B	1,208	42,449
#	MSC Industrial Direct Co., Inc. Class A	14,073	504,658
	Mueller Industries, Inc.	13,290	303,942
#	Mueller Water Products, Inc.	10,700	74,900
	Mueller Water Products, Inc. Class B	28,787	189,418
	Multi-Color Corp.	3,177	62,587
	NACCO Industries, Inc. Class A	2,375	146,324
*	Nashua Corp.	807	5,520
	National Technical Systems, Inc.	2,146	9,153
*	Navigant Consulting, Inc.	14,122	228,353
* #	NCI Building Systems, Inc.	6,755	125,711
#	Nordson Corp.	10,700	395,151
	Norfolk Southern Corp.	41,057	2,460,957
*	North America Galvanizing & Coatings, Inc.	4,800	17,616
	Northrop Grumman Corp.	46,973	2,202,564
* #	Old Dominion Freight Line, Inc.	11,350	344,359
	Omega Flex, Inc.	939	20,085
*	On Assignment, Inc.	13,900	90,350
*	Orbital Sciences Corp.	14,895	305,199

45

#	Oshkosh Truck Corp. Class B	21,600	165,456
*	Owens Corning, Inc.	41,200	648,076
*	P.A.M. Transportation Services, Inc.	3,500	30,380
	Paccar, Inc.	29,018	848,486
	Pacer International, Inc.	826	9,326
	Pall Corp.	8,200	216,562
*	Paragon Technologies, Inc.	400	1,578
#	Parker Hannifin Corp.	39,100	1,515,907
*	Park-Ohio Holdings Corp.	3,636	27,597
*	Patrick Industries, Inc.	1,303	2,502
*	Patriot Transportation Holding, Inc.	640	44,800
	Pentair, Inc.	39,582	1,094,046
*	Perini Corp.	4,000	76,080
*	PGT, Inc.	6,300	13,041
* #	PHH Corp.	17,510	141,131
*	Pike Electric Corp.	12,032	105,280
*	Pinnacle Airlines Corp.	2,900	7,917
	Pitney Bowes, Inc.	15,232	377,449
*	Plug Power, Inc.	29,393	28,805
* #	PMFG, Inc.	2,581	28,030
	Portec Rail Products, Inc.	2,668	17,956
*	Powell Industries, Inc.	3,700	68,487
* #	Power-One, Inc.	21,144	23,470
	Precision Castparts Corp.	12,361	801,116
#	Preformed Line Products Co.	1,036	41,440
* #	Protection One, Inc.	3,301	24,262
	Providence & Worcester Railroad Co.	595	8,330
*	Quality Distribution, Inc.	2,300	4,692
	Quanex Building Products Corp.	7,759	71,072
* #	Quanta Services, Inc.	52,431	1,036,037
	Quixote Corp.	1,002	6,433
	R. R. Donnelley & Sons Co.	64,465	1,068,185
#	Raven Industries, Inc.	3,453	111,152
	Raytheon Co.	48,220	2,464,524
*	RBC Bearings, Inc.	5,400	128,142
*	RCM Technologies, Inc.	1,888	2,152
#	Regal-Beloit Corp.	12,426	404,591
*	Republic Airways Holdings, Inc.	7,510	112,275
#	Republic Services, Inc.	15,895	376,712
*	Resources Connection, Inc.	12,504	216,819
	Robbins & Myers, Inc.	7,531	153,632
#	Robert Half International, Inc.	9,459	178,491
	Rockwell Automation, Inc.	9,700	268,399
	Rockwell Collins, Inc.	19,450	724,124
#	Rollins, Inc.	19,075	335,148
#	Roper Industries, Inc.	26,914	1,220,550
*	Rush Enterprises, Inc. Class A	8,900	83,393
*	Rush Enterprises, Inc. Class B	2,349	25,064
	Ryder System, Inc.	22,300	883,526
*	Saia, Inc.	200	2,122
	Schawk, Inc.	9,495	124,669
* #	School Specialty, Inc.	6,000	126,000
	Servidyne, Inc.	115	446
	Servotronics, Inc.	389	2,295
*	Shaw Group, Inc.	12,616	225,700

46

*	SIFCO Industries, Inc.	610	3,477
#	Simpson Manufacturing Co., Inc.	16,261	374,653
	SkyWest, Inc.	19,430	299,416
*	SL Industries, Inc.	1,624	17,214
	Southwest Airlines Co.	190,138	2,239,826
*	Sparton Corp.	1,599	3,246
*	Spherion Corp.	1,700	5,406
*	Spherix, Inc.	800	560
* #	Spire Corp.	1,200	10,380
	SPX Corp.	7,600	294,424
*	Standard Parking Corp.	2,456	51,478
#	Standard Register Co.	6,200	50,406
	Standex International Corp.	3,850	99,369
*	Stanley, Inc.	5,400	185,004
#	Steelcase, Inc. Class A	33,910	315,363
* #	Stericycle, Inc.	13,505	789,097
*	Sterling Construction Co., Inc.	4,176	55,165
#	Sun Hydraulics, Inc.	3,829	80,179
	Supreme Industries, Inc.	2,047	2,968
	Sypris Solutions, Inc.	5,200	4,836
	TAL International Group, Inc.	12,196	201,966
*	Taleo Corp. Class A	3,400	46,920
* #	Taser International, Inc.	8,000	40,080
*	Team, Inc.	2,200	61,094
	Tech/Ops Sevcon, Inc.	613	2,942
	Technology Research Corp.	800	1,360
	Tecumseh Products Co. Class A	5,400	100,008
*	Tecumseh Products Co. Class B	1,327	22,028
*	Teledyne Technologies, Inc.	11,000	501,270
	Teleflex, Inc.	16,918	896,485
*	TeleTech Holdings, Inc.	17,380	157,115
#	Tennant Co.	4,000	100,360
*	Terex Corp.	26,000	433,940
*	Tetra Tech, Inc.	16,500	362,835
#	Textron, Inc.	15,400	272,580
*	The Advisory Board Co.	2,300	56,695
	The Brink’s Co.	11,100	538,239
	The Dun & Bradstreet Corp.	5,300	390,557
* #	The GEO Group, Inc.	16,765	296,070
	The Manitowoc Co., Inc.	10,400	102,336
* #	Thomas & Betts Corp.	22,725	539,719
	Thomas Group, Inc.	891	927
	Timken Co.	41,675	661,799
	Titan International, Inc.	8,875	102,595
	Todd Shipyards Corp.	824	10,300
	Toro Co.	9,000	302,760
*	Trailer Bridge, Inc.	599	2,696
* #	TransDigm Group, Inc.	11,900	358,666
*	TRC Companies, Inc.	8,126	14,708
	Tredegar Industries, Inc.	4,700	69,184
* #	Trex Co., Inc.	5,000	81,550
#	Trinity Industries, Inc.	35,300	595,864
	Triumph Group, Inc.	4,700	206,142
* #	TRM Corp.	1,182	124
*	TrueBlue, Inc.	14,428	120,185

47

*	Tufco Technologies, Inc.	510	1,760
*	TurboChef Technologies, Inc.	2,600	13,078
	Twin Disc, Inc.	4,000	31,000
*	U.S. Home Systems, Inc.	900	1,908
#	UAL Corp.	24,600	358,176
*	Ultralife Corp.	4,100	35,629
	Union Pacific Corp.	70,320	4,695,266
	United Parcel Service, Inc.	66,937	3,532,935
* #	United Rentals, Inc.	22,000	225,500
*	United Stationers, Inc.	8,000	299,120
	United Technologies Corp.	76,735	4,217,356
#	Universal Forest Products, Inc.	7,055	166,851
*	Universal Security Instruments, Inc.	266	838
*	Universal Truckload Services, Inc.	1,632	24,937
*	UQM Technologies, Inc.	1,300	2,860
*	URS Corp.	20,269	595,706
*	US Airways Group, Inc.	5,165	52,373
*	USA Truck, Inc.	3,820	56,421
*	USG Corp.	26,700	395,694
#	Valmont Industries, Inc.	8,300	454,674
	Valpey Fisher Corp.	783	1,566
*	Versar, Inc.	2,260	8,588
	Viad Corp.	6,679	145,936
	Vicor Corp.	7,300	51,027
*	Volt Information Sciences, Inc.	6,950	53,168
	VSE Corp.	1,100	36,069
#	W.W. Grainger, Inc.	10,700	840,699
	Wabash National Corp.	10,100	61,408
#	Wabtec Corp.	15,300	608,328
	Walter Industries, Inc.	8,120	314,650
*	Waste Connections, Inc.	23,815	806,138
#	Waste Management, Inc.	35,940	1,122,406
#	Watsco, Inc. Class A	7,730	317,626
#	Watsco, Inc. Class B	400	16,000
	Watson Wyatt Worldwide, Inc.	11,100	471,417
#	Watts Water Technologies, Inc.	10,200	269,586
*	WCA Waste Corp.	5,500	17,875
#	Werner Enterprises, Inc.	28,260	554,461
*	WESCO International, Inc.	12,010	238,759
*	Westaff, Inc.	3,455	1,382
*	Willdan Group, Inc.	2,250	4,961
*	Willis Lease Finance Corp.	2,883	36,729
	Woodward Governor Co.	18,700	600,270
* #	YRC Worldwide, Inc.	10,800	49,464
Total Industrials			167,341,293

Information Technology — (12.3%)
*	3Com Corp.	72,773	198,670
* #	Acacia Research	2,400	6,192
*	Access Integrated Technologies, Inc.	5,202	6,190
* #	ACI Worldwide, Inc.	8,400	115,080
*	Acme Packet, Inc.	5,300	25,122
*	Actel Corp.	9,200	111,228
*	ActivIdentity Corp.	11,164	22,328
*	Activision Blizzard, Inc.	129,600	1,614,816

48

*	Actuate Corp.	17,095	48,550
	Acxiom Corp.	26,561	208,769
*	Adaptec, Inc.	45,920	147,403
* #	ADC Telecommunications, Inc.	33,170	210,298
*	ADDvantage Technologies Group, Inc.	600	1,218
*	Adept Technology, Inc.	1,000	5,720
* #	Adobe Systems, Inc.	52,092	1,387,731
#	Adtran, Inc.	18,623	283,070
*	Advanced Analogic Technologies, Inc.	12,533	37,724
*	Advanced Energy Industries, Inc.	11,855	126,493
* #	Advanced Micro Devices, Inc.	242,800	849,800
*	Advanced Photonix, Inc.	908	1,090
* #	Advent Software, Inc.	3,639	68,195
*	Aehr Test Systems	2,798	7,667
*	Aetrium, Inc.	1,000	2,190
* #	Affiliated Computer Services, Inc. Class A	27,400	1,123,400
*	Agilent Technologies, Inc.	35,700	792,183
	Agilysys, Inc.	3,200	12,864
*	Airspan Networks, Inc.	10,400	2,912
*	Akamai Technologies, Inc.	8,300	119,354
* #	Alliance Data Systems Corp.	3,900	195,624
#	Altera Corp.	33,620	583,307
*	Amdocs, Ltd.	51,500	1,161,840
* #	American Commercial Lines, Inc.	10,400	77,272
	American Software, Inc. Class A	9,130	41,542
* #	Amkor Technology, Inc.	42,800	173,768
#	Amphenol Corp.	16,108	461,494
*	Amtech Systems, Inc.	2,100	13,461
*	Anadigics, Inc.	9,300	16,368
	Analog Devices, Inc.	26,520	566,467
*	Analysts International Corp.	1,000	860
*	Anaren, Inc.	3,573	44,484
* #	Anixter International, Inc.	11,500	386,515
* #	Ansys, Inc.	27,647	791,534
*	Apple, Inc.	87,024	9,362,912
#	Applied Materials, Inc.	111,843	1,443,893
*	Applied Micro Circuits Corp.	14,450	73,840
* #	Ariba, Inc.	25,522	273,085
*	Arris Group, Inc.	26,547	183,440
*	Arrow Electronics, Inc.	43,441	758,045
*	Art Technology Group, Inc.	29,247	57,032
*	Aruba Networks, Inc.	14,558	45,275
*	Aspen Technology, Inc.	19,100	149,553
	Astro-Med, Inc.	1,306	9,220
*	Asyst Technologies, Inc.	14,449	9,103
*	Atheros Communications	15,780	283,567
	Atlantic Tele-Network, Inc.	5,572	135,567
* #	Atmel Corp.	101,412	420,860
*	ATMI, Inc.	8,153	99,140
*	Authentidate Holding Corp.	952	362
*	Autobytel, Inc.	13,045	10,175
*	Autodesk, Inc.	26,600	566,846
	Automatic Data Processing, Inc.	50,470	1,763,927
* #	Avid Technology, Inc.	14,580	216,221
*	Aviza Technology, Inc.	2,200	330

49

*	Avnet, Inc.	60,700	1,016,118
*	Avocent Corp.	16,234	243,835
	AVX Corp.	66,660	601,273
*	Aware, Inc.	9,051	20,365
*	Axcelis Technologies, Inc.	30,094	13,241
*	AXT, Inc.	12,067	19,187
* #	Bankrate, Inc.	4,453	146,548
* #	BearingPoint, Inc.	37,300	8,206
	Bel Fuse, Inc. Class A	400	8,328
	Bel Fuse, Inc. Class B	2,800	60,760
*	Bell Microproducts, Inc.	6,400	5,760
*	Benchmark Electronics, Inc.	25,144	301,477
*	BigBand Networks, Inc.	16,008	59,230
	Black Box Corp.	5,800	176,378
	Blackbaud, Inc.	6,900	104,880
* #	Blackboard, Inc.	4,500	110,160
* #	Blue Coat Systems, Inc.	5,621	75,884
* #	BMC Software, Inc.	17,700	457,014
*	Bookham, Inc.	28,600	15,444
* #	Borland Software Corp.	14,967	22,451
*	Bottomline Technologies, Inc.	8,603	67,792
*	Brightpoint, Inc.	25,735	148,234
* #	Broadcom Corp.	50,936	869,987
	Broadridge Financial Solutions, Inc.	37,867	458,191
*	Brocade Communications Systems, Inc.	123,875	467,009
*	Brooks Automation, Inc.	12,953	88,728
*	BSQUARE Corp.	1,255	3,564
	CA, Inc.	31,900	567,820
* #	Cabot Microelectronics Corp.	7,304	209,844
*	CACI International, Inc. Class A	12,900	531,222
*	Cadence Design Systems, Inc.	53,300	216,931
*	CalAmp Corp.	9,236	7,204
*	California Micro Devices Corp.	7,100	16,827
*	Callidus Software, Inc.	7,346	24,829
*	CallWave, Inc.	5,879	6,408
*	Captaris, Inc.	8,736	41,583
*	Cascade Microtech, Inc.	3,830	12,256
#	Cass Information Systems, Inc.	2,222	77,215
*	Catapult Communications Corp.	4,587	19,586
*	CEVA, Inc.	7,900	67,150
*	Checkpoint Systems, Inc.	14,200	179,062
*	Cherokee International Corp.	2,335	6,865
*	Chordiant Software, Inc.	5,413	17,971
*	Chyron International Corp.	2,325	4,976
*	Ciber, Inc.	1,300	7,020
* #	Ciena Corp.	30,742	295,431
*	Ciprico, Inc.	678	7
*	Cirrus Logic, Inc.	25,500	146,370
*	Cisco Sytems, Inc.	567,434	10,083,302
*	Citrix Systems, Inc.	35,700	919,989
* #	Cogent, Inc.	27,755	253,681
#	Cognex Corp.	14,637	234,485
*	Cognizant Technology Solutions Corp.	14,634	280,973
*	Coherent, Inc.	3,371	85,286
	Cohu, Inc.	7,910	111,847

50

*	Comarco, Inc.	900	1,022
* #	CommScope, Inc.	28,361	417,190
	Communications Systems, Inc.	2,055	16,440
*	CommVault Systems, Inc.	1,153	12,337
*	Computer Sciences Corp.	48,910	1,475,126
*	Compuware Corp.	79,465	506,987
* #	Comtech Telecommunications Corp.	5,362	259,628
* #	Concur Technologies, Inc.	8,300	209,409
*	Conexant Systems, Inc.	7,242	11,225
* #	Convera Corp.	9,300	3,069
*	Convergys Corp.	38,210	293,835
	Corning, Inc.	123,700	1,339,671
*	CPI International, Inc.	5,334	52,593
*	Cray, Inc.	7,574	23,782
* #	Cree, Inc.	34,188	671,110
*	CSG Systems International, Inc.	9,244	153,728
*	CSP, Inc.	1,257	4,682
	CTS Corp.	1,000	6,990
*	CyberOptics Corp.	2,261	17,500
*	CyberSource Corp.	9,455	114,878
* #	Cymer, Inc.	9,211	225,393
*	Cypress Semiconductor Corp.	46,568	233,306
#	Daktronics, Inc.	10,400	103,584
*	Datalink Corp.	1,244	3,832
	Dataram Corp.	1,100	1,408
*	DDi Corp.	7,960	35,661
*	DealerTrack Holdings, Inc.	13,348	143,224
*	Dell, Inc.	192,410	2,337,782
	Diebold, Inc.	13,600	404,192
*	Digi International, Inc.	8,420	86,221
*	Digimarc Corp.	2,426	24,260
* #	Digital River, Inc.	10,300	255,234
*	Diodes, Inc.	7,910	78,151
*	Ditech Networks, Inc.	7,603	6,310
* #	Dolby Laboratories, Inc.	5,200	164,164
*	Dot Hill Systems Corp.	12,800	15,232
*	Double-Take Software, Inc.	4,600	34,040
*	DSP Group, Inc.	8,529	53,733
* #	DST Systems, Inc.	3,304	134,076
* #	DTS, Inc.	4,100	84,665
*	Dycom Industries, Inc.	12,230	108,602
*	Dynamics Research Corp.	2,547	19,612
*	EarthLink, Inc.	32,265	222,629
*	eBay, Inc.	107,201	1,636,959
* #	Ebix, Inc.	2,100	53,403
*	Echelon Corp.	12,169	98,934
* #	Echostar Holding Corp.	2,484	48,239
*	EDCI Holdings, Inc.	1,303	4,104
*	EDGAR Online, Inc.	1,700	2,533
*	Edgewater Technology, Inc.	2,700	5,805
*	EFJohnson Technologies, Inc.	4,512	8,573
*	Elecsys Corp.	99	490
*	Electro Scientific Industries, Inc.	5,792	48,479
* #	Electroglas, Inc.	3,431	2,264
*	Electronic Arts, Inc.	49,134	1,119,273

51

*	Electronics for Imaging, Inc.	12,590	133,454
* #	Elixir Gaming Technologies, Inc.	18,400	2,576
*	eLoyalty Corp.	500	1,625
*	EMC Corp.	91,200	1,074,336
* #	EMCORE Corp.	22,082	78,612
*	EMS Technologies, Inc.	5,000	104,500
*	Emulex Corp.	28,050	266,475
*	Endwave Corp.	2,100	6,930
*	Entegris, Inc.	41,993	112,961
*	Entorian Technologies, Inc.	8,700	4,437
*	Entrust, Inc.	15,515	21,721
*	Epicor Software Corp.	12,279	86,567
*	EPIQ Systems, Inc.	12,150	165,119
* #	Equinix, Inc.	10,120	631,690
*	Euronet Worldwide, Inc.	16,023	190,994
*	Evans & Sutherland Computer Corp.	685	558
* #	Exar Corp.	15,100	100,868
*	Extreme Networks, Inc.	41,372	76,124
*	F5 Networks, Inc.	25,442	631,470
#	FactSet Research Systems, Inc.	9,300	360,747
	Fair Isaac Corp.	10,055	156,757
*	Fairchild Semiconductor Corp. Class A	45,283	257,207
* #	FalconStor Software, Inc.	6,100	18,361
* #	Faro Technologies, Inc.	5,934	90,019
* #	FEI Co.	7,369	154,823
	Fidelity National Information Services, Inc.	61,316	925,258
* #	Finisar Corp.	28,300	17,263
* #	Fiserv, Inc.	43,276	1,443,687
*	FLIR Systems, Inc.	12,300	394,830
*	FormFactor, Inc.	18,120	315,650
*	Forrester Research, Inc.	5,277	148,020
*	FortuNet, Inc.	2,292	9,374
*	Foundry Networks, Inc.	46,500	690,525
	Frequency Electronics, Inc.	2,200	9,482
*	FSI International, Inc.	3,439	1,685
* #	Gartner Group, Inc.	23,500	432,400
*	Gerber Scientific, Inc.	7,754	37,064
	Gevity HR, Inc.	7,100	24,211
	Global Payments, Inc.	17,900	725,129
*	Globecomm Systems, Inc.	7,883	62,118
*	Glu Mobile, Inc.	600	534
*	Goldleaf Financial Solutions, Inc.	4,900	4,655
*	Google, Inc.	23,084	8,295,466
*	GSE Systems, Inc.	2,084	12,504
*	GSI Technology, Inc.	9,255	32,393
*	GTSI Corp.	1,900	11,039
*	Guidance Software, Inc.	2,998	8,544
*	Hackett Group, Inc.	12,618	37,602
*	Harmonic, Inc.	27,344	194,416
	Harris Corp.	4,600	165,370
* #	Harris Stratex Networks, Inc. Class A	8,626	57,190
*	Hauppauge Digital, Inc.	1,000	1,130
#	Heartland Payment Systems, Inc.	5,182	90,219
*	Hewitt Associates, Inc. Class A	30,200	842,278
	Hewlett-Packard Co.	190,999	7,311,442

52

*	hi/fn, inc.	4,047	10,725
* #	Hittite Microwave Corp.	6,800	222,836
* #	Hughes Communications, Inc.	4,981	80,941
*	Hutchinson Technology, Inc.	6,900	47,196
*	Hypercom Corp.	17,183	33,507
*	I.D. Systems, Inc.	3,032	16,464
* #	i2 Technologies, Inc.	5,206	74,186
*	IAC/InterActiveCorp	30,814	516,443
* #	iBasis, Inc.	3,249	7,180
*	iGATE Capital Corp.	13,881	94,252
* #	iGo, Inc.	7,499	7,649
*	Ikanos Communications, Inc.	9,600	14,496
*	ImageWare Systems, Inc.	400	120
*	I-many, Inc.	6,033	1,086
#	Imation Corp.	13,936	171,692
	Imergent, Inc.	2,800	20,440
*	Immersion Corp.	9,914	51,355
*	InFocus Corp.	6,000	5,340
	infoGROUP, Inc.	21,041	93,843
* #	Informatica Corp.	23,430	329,192
	InfoSpace, Inc.	12,658	108,479
*	Ingram Micro, Inc.	71,710	955,894
*	Innodata Isogen, Inc.	4,400	7,216
* #	Insight Enterprises, Inc.	13,707	133,369
	Integral Systems, Inc.	5,400	132,678
*	Integrated Device Technology, Inc.	65,046	413,693
*	Integrated Silicon Solution, Inc.	9,378	16,974
	Intel Corp.	489,356	7,829,696
*	Intelli-Check, Inc.	840	1,932
*	Interactive Intelligence, Inc.	2,300	16,905
* #	Intermec, Inc.	14,238	184,667
* #	Internap Network Services Corp.	6,787	19,411
	International Business Machines Corp.	104,430	9,708,857
*	International Rectifier Corp.	20,332	313,926
* #	Internet Brands, Inc.	900	5,841
*	Internet Capital Group, Inc.	14,047	80,349
*	Interphase Corp.	700	1,540
	Intersil Corp.	44,800	613,312
*	Interwoven, Inc.	17,252	217,548
*	Intest Corp.	1,100	858
*	Intevac, Inc.	6,500	50,570
*	IntriCon Corp.	400	2,100
*	Intuit, Inc.	38,100	954,786
*	INX, Inc.	1,400	8,008
*	iPass, Inc.	20,600	39,140
* #	iPCS, Inc.	4,190	68,381
* #	IPG Photonics Corp.	11,350	161,170
* #	Iron Mountain, Inc.	35,800	869,224
* #	Isilon Systems, Inc.	14,641	50,072
* #	Iteris, Inc.	5,500	8,195
* #	Itron, Inc.	13,600	659,328
*	Ixia	23,125	154,013
	IXYS Corp.	10,476	83,179
*	j2 Global Communications, Inc.	11,120	179,254
	Jabil Circuit, Inc.	84,100	707,281

53

#	Jack Henry & Associates, Inc.	21,200	403,012
*	Jaco Electronics, Inc.	600	534
*	JDA Software Group, Inc.	10,045	143,443
*	JDS Uniphase Corp.	78,753	429,991
*	Juniper Networks, Inc.	66,500	1,246,210
*	Jupitermedia Corp.	7,500	4,237
	Keithley Instruments, Inc.	6,065	25,776
* #	Kemet Corp.	1,900	1,121
*	Key Tronic Corp.	1,400	2,212
*	Keynote Systems, Inc.	6,220	60,956
	KLA-Tencor Corp.	47,083	1,094,680
*	Kopin Corp.	19,400	45,008
*	Kowabunga!, Inc.	9,545	1,336
*	Kratos Defense & Security Solutions, Inc.	24,935	36,904
*	Kulicke & Soffa Industries, Inc.	20,200	59,388
*	KVH Industries, Inc.	5,491	32,177
* #	L-1 Identity Solutions, Inc.	29,394	241,031
* #	Lam Research Corp.	10,600	237,016
*	LaserCard Corp.	1,700	8,755
*	Lattice Semiconductor Corp.	34,272	64,431
* #	Lawson Software, Inc.	61,826	328,914
*	Leadis Technolgies, Inc.	2,600	1,742
*	LeCroy Corp.	4,000	19,880
	Lender Processing Services, Inc.	24,158	557,325
*	Lexmark International, Inc.	24,806	640,739
#	Linear Technology Corp.	14,500	328,860
*	Lionbridge Technologies, Inc.	19,371	33,706
*	Littlefuse, Inc.	6,056	113,005
*	Logility, Inc.	1,176	6,233
*	LoJack Corp.	4,600	20,102
*	LookSmart, Ltd.	6,996	12,103
*	Loral Space & Communications, Inc.	4,000	46,000
*	LSI Corp.	89,812	345,776
*	LTX-Credence Corp.	36,221	22,457
* #	Lumera Corp.	1,200	420
* #	Luna Innovations, Inc.	600	1,578
*	Macrovision Solutions Corp.	41,541	460,274
*	Magma Design Automation, Inc.	9,522	24,852
*	Management Network Group, Inc.	6,230	5,296
* #	Manhattan Associates, Inc.	6,440	108,256
*	ManTech International Corp. Class A	6,600	356,004
#	Marchex, Inc. Class B	6,800	52,224
*	Mastec, Inc.	18,440	160,797
*	Mastech Holdings, Inc.	925	1,434
*	Mattson Technology, Inc.	17,651	46,246
	Maximus, Inc.	3,400	108,596
* #	Maxwell Technologies, Inc.	5,203	47,191
*	McAfee, Inc.	16,900	550,095
*	Measurement Specialties, Inc.	3,197	34,144
*	MEMC Electronic Materials, Inc.	17,116	314,592
* #	Mentor Graphics Corp.	32,164	236,084
*	Mercury Computer Systems, Inc.	7,100	50,978
*	Merix Corp.	2,600	1,482
	Mesa Laboratories, Inc.	900	16,200
*	Metavante Technologies, Inc.	21,904	367,330

54

	Methode Electronics, Inc.	13,300	100,947
#	Micrel, Inc.	18,442	135,549
#	Microchip Technology, Inc.	18,669	459,817
*	Micron Technology, Inc.	187,061	881,057
*	Micros Systems, Inc.	25,108	427,589
* #	Microsemi Corp.	24,900	541,326
	Microsoft Corp.	702,700	15,691,291
*	MicroStrategy, Inc.	1,202	47,323
*	Microtune, Inc.	11,300	28,250
* #	Midway Games, Inc.	5,372	4,781
*	Mindspeed Technologies, Inc.	1,549	2,246
*	MIPS Technologies, Inc.	15,400	42,966
*	MIVA, Inc.	4,100	1,599
*	MKS Instruments, Inc.	12,710	235,771
	Mocon, Inc.	1,458	12,393
*	ModusLink Global Solutions, Inc.	17,420	96,855
#	Molex, Inc.	14,500	208,945
	Molex, Inc. Class A	21,900	281,196
#	MoneyGram International, Inc.	14,600	15,768
* #	Monolithic Power Systems	7,078	120,255
* #	MoSys, Inc.	8,600	32,680
	Motorola, Inc.	204,003	1,095,496
*	MPS Group, Inc.	16,120	125,575
* #	MRV Communications, Inc.	26,900	19,903
* #	MSC.Software Corp.	16,451	141,479
#	MTS Systems Corp.	4,353	141,385
*	Multi-Fineline Electronix, Inc.	7,923	92,541
*	Nanometrics, Inc.	6,150	7,565
*	Napco Security Systems, Inc.	6,999	14,278
	National Instruments Corp.	17,001	431,825
	National Semiconductor Corp.	27,181	357,974
*	NCI, Inc.	1,940	46,172
*	NCR Corp.	41,500	758,620
*	NeoMagic Corp.	600	7
*	NetApp, Inc.	14,014	189,609
*	NETGEAR, Inc.	10,892	120,357
* #	NetLogic Microsystems, Inc.	5,100	107,712
*	NetScout Systems, Inc.	13,852	133,256
*	Network Engines, Inc.	4,876	1,999
* #	Network Equipment Technologies, Inc.	8,400	22,932
*	Newport Corp.	8,365	60,144
	NIC, Inc.	7,986	42,885
*	NMS Communications Corp.	1,800	218
* #	Novatel Wireless, Inc.	11,300	58,873
*	Novell, Inc.	118,686	553,077
*	Novellus Systems, Inc.	33,200	524,560
*	Nu Horizons Electronics Corp.	4,400	8,272
* #	Nuance Communications, Inc.	43,700	399,855
*	NumereX Corp. Class A	2,142	9,211
* #	Nvidia Corp.	32,954	288,677
	O.I. Corp.	229	2,075
*	Oculus Innovative Sciences, Inc.	200	194
* #	Omniture, Inc.	9,724	111,826
*	OmniVision Technologies, Inc.	18,000	145,620
*	ON Semiconductor Corp.	82,402	421,074

55

* #	On2 Technologies, Inc.	3,200	864
*	Online Resources Corp.	6,729	23,552
*	Onvia, Inc.	1,089	3,703
	Openwave Systems, Inc.	14,600	10,950
*	Oplink Communications, Inc.	6,700	54,404
*	OPNET Technologies, Inc.	8,100	102,303
*	Opnext, Inc.	2,600	10,400
*	Optical Cable Corp.	100	459
*	Oracle Corp.	421,735	7,713,533
* #	Orbcomm, Inc.	12,768	38,304
*	Orthovita, Inc.	13,310	36,469
*	OSI Systems, Inc.	5,800	66,700
*	Overland Storage, Inc.	1,300	351
* #	OYO Geospace Corp.	1,381	39,593
* #	Palm, Inc.	30,118	120,171
*	PAR Technology Corp.	2,996	14,830
*	Parametric Technology Corp.	31,092	403,885
	Park Electrochemical Corp.	7,300	157,826
* #	ParkerVision, Inc.	3,332	16,693
	Paychex, Inc.	35,454	1,011,857
*	PC Connection, Inc.	7,826	47,269
	PC-Tel, Inc.	6,600	38,742
*	PDF Solutions, Inc.	6,966	20,898
	Pegasystems, Inc.	9,450	123,606
*	Perceptron, Inc.	2,200	9,328
* #	Perficient, Inc.	5,546	30,448
*	Performance Technologies, Inc.	3,800	11,818
*	Pericom Semiconductor Corp.	8,686	67,751
*	Perot Systems Corp.	50,314	724,018
*	Pervasive Software, Inc.	4,841	20,090
*	Phoenix Technologies, Ltd.	5,820	25,724
*	Photronics, Inc.	13,609	9,390
*	Physicians Formula Holdings, Inc.	4,966	17,530
*	Pinnacle Data Systems, Inc.	100	65
*	Planar Systems, Inc.	2,600	5,200
*	PlanetOut, Inc.	150	240
	Plantronics, Inc.	17,360	250,678
*	PLATO Learning, Inc.	3,814	6,560
*	Plexus Corp.	13,764	256,836
*	PLX Technology, Inc.	8,100	27,864
* #	PMC-Sierra, Inc.	63,100	295,308
* #	Polycom, Inc.	27,100	569,371
*	Power Integrations, Inc.	7,800	163,722
*	Powerwave Technologies, Inc.	46,923	44,577
* #	Presstek, Inc.	15,222	63,628
* ●	Price Communications Liquidation Trust	5,700	779
* #	Procera Networks, Inc.	1,428	1,171
*	Progress Software Corp.	9,847	225,890
	QAD, Inc.	7,643	38,979
*	QLogic Corp.	40,700	489,214
	QUALCOMM, Inc.	122,323	4,680,078
#	Quality Systems, Inc.	4,200	161,658
	Qualstar Corp.	4,067	8,988
*	Quantum Corp.	62,950	18,256
* #	Quest Software, Inc.	24,610	326,083

56

*	QuickLogic Corp.	5,275	5,117
*	Rackable Systems, Inc.	7,100	50,623
*	Radiant Systems, Inc.	7,700	40,579
*	RadiSys Corp.	8,600	54,782
*	RAE Systems, Inc.	9,600	13,536
*	Rambus, Inc.	7,500	68,625
*	Ramtron International Corp.	6,224	14,564
*	RealNetworks, Inc.	53,893	230,662
*	Red Hat, Inc.	59,000	785,290
*	Relm Wireless Corp.	1,500	1,005
#	Renaissance Learning, Inc.	3,854	52,569
* #	RF Micro Devices, Inc.	68,347	136,011
*	RF Monolithics, Inc.	3,000	1,590
	Richardson Electronics, Ltd.	4,326	21,717
*	RightNow Technologies, Inc.	4,300	28,294
*	Rimage Corp.	1,419	20,916
*	Riverbed Technology, Inc.	2,890	36,212
*	Rofin-Sinar Technologies, Inc.	6,700	149,343
*	Rogers Corp.	5,000	150,500
*	Rudolph Technologies, Inc.	10,081	33,771
*	S1 Corp.	20,138	126,265
*	Saba Software, Inc.	6,004	9,847
*	Safeguard Scientifics, Inc.	18,250	14,418
*	Salesforce.com, Inc.	10,400	321,984
*	Sandisk Corp.	36,370	323,329
*	Sanmina-SCI Corp.	128,700	96,525
*	Sapient Corp.	33,908	186,155
* #	SAVVIS, Inc.	7,900	67,940
*	ScanSource, Inc.	8,859	175,763
*	Scientific Learning Corp.	3,936	9,210
*	SCM Microsystems, Inc.	3,023	6,016
*	SeaChange International, Inc.	10,808	82,573
*	Secure Computing Corp.	22,800	129,048
*	Selectica, Inc.	900	963
*	Semitool, Inc.	10,855	64,153
*	Semtech Corp.	16,072	194,793
*	SI International, Inc.	4,600	132,480
* #	Sigma Designs, Inc.	7,048	78,162
*	Silicon Image, Inc.	27,381	125,131
* #	Silicon Laboratories, Inc.	12,300	319,308
*	Silicon Storage Technology, Inc.	35,050	110,408
* #	SiRF Technology Holdings, Inc.	12,740	11,976
* #	Skyworks Solutions, Inc.	57,601	410,695
*	SM&A	2,425	13,338
*	Smith Micro Software, Inc.	9,500	59,375
*	Soapstone Networks, Inc.	6,025	17,352
*	SoftBrands, Inc.	3,400	1,700
*	Sonic Foundry, Inc.	1,690	879
* #	Sonic Solutions, Inc.	8,700	17,748
*	SonicWALL, Inc.	21,260	95,245
* #	Sonus Networks, Inc.	80,798	178,564
*	Sourcefire, Inc.	1,400	8,876
*	SourceForge, Inc.	4,939	5,235
*	Spansion, Inc.	4,500	2,790
*	Spectrum Control, Inc.	2,600	16,198

57

*	SPSS, Inc.	4,200	98,112
*	SRA International, Inc.	15,461	285,719
*	SRS Labs, Inc.	3,020	15,432
*	Standard Microsystems Corp.	7,604	136,948
	StarTek, Inc.	4,110	13,604
* #	STEC, Inc.	18,157	99,864
* #	Stratasys, Inc.	5,400	65,232
*	SumTotal Systems, Inc.	11,600	37,236
*	Sun Microsystems, Inc.	73,962	340,225
*	Sunair Electronics, Inc.	400	820
*	SunPower Corp.	12,693	375,840
* #	SunPower Corp. Class A	3,100	121,086
* #	Supertex, Inc.	1,953	47,106
*	SupportSoft, Inc.	17,492	43,730
*	Switch and Data Facilities Co.	8,430	79,411
* #	Sybase, Inc.	25,000	665,750
*	Sycamore Networks, Inc.	101,305	338,359
*	Sykes Enterprises, Inc.	11,700	186,732
*	Symantec Corp.	118,700	1,493,246
*	Symmetricom, Inc.	13,100	58,295
* #	Synaptics, Inc.	4,800	148,272
*	Synchronoss Technologies, Inc.	400	3,108
*	SYNNEX Corp.	12,100	186,703
* #	Synopsys, Inc.	52,090	952,205
	Syntel, Inc.	5,690	141,510
	Take-Two Interactive Software, Inc.	12,500	148,250
*	Tech Data Corp.	20,000	429,000
#	Technitrol, Inc.	13,268	76,556
*	Technology Solutions Co.	294	754
*	TechTeam Global, Inc.	2,666	15,596
*	Techwell, Inc.	4,800	42,048
* #	Tekelec	20,900	265,221
* #	TeleCommunication Systems, Inc.	8,000	55,040
*	Telkonet, Inc.	1,198	276
*	Tellabs, Inc.	133,082	564,268
*	Telular Corp.	4,261	6,392
*	Teradata Corp.	13,700	210,843
*	Teradyne, Inc.	62,022	316,312
* #	Terremark Worldwide, Inc.	12,873	58,057
*	Tessco Technologies, Inc.	1,988	21,808
* #	Tessera Technologies, Inc.	4,159	71,868
	Texas Instruments, Inc.	100,600	1,967,736
* #	The Knot, Inc.	11,210	77,349
	TheStreet.com, Inc.	6,454	25,429
*	THQ, Inc.	20,700	154,215
*	TIBCO Software, Inc.	68,006	350,231
*	Tier Technologies, Inc. Class B	500	2,990
*	TNS, Inc.	3,600	51,048
*	Tollgrade Communications, Inc.	2,700	11,880
	Total System Services, Inc.	32,508	446,660
* #	Track Data Corp.	1,200	1,950
*	Transact Technologies, Inc.	1,100	7,700
* #	Transwitch Corp.	2,254	947
*	Travelzoo, Inc.	700	3,094
*	Trident Microsystems, Inc.	4,300	7,783

58

*	Trimble Navigation, Ltd.	25,300	520,421
	Trio-Tech International	255	574
*	Triquint Semiconductor, Inc.	47,449	212,572
	TSR, Inc.	421	842
*	TTM Technologies, Inc.	15,678	112,254
* #	Tyler Technologies, Inc.	9,800	133,182
* #	Ultimate Software Group, Inc.	2,100	27,993
*	Ultra Clean Holdings, Inc.	6,900	20,838
*	Ultratech, Inc.	7,632	115,091
*	Unica Corp.	6,018	31,113
* #	Unisys Corp.	69,622	105,825
	United Online, Inc.	27,378	202,597
* #	Universal Display Corp.	4,860	52,585
*	UTStarcom, Inc.	37,043	88,162
*	ValueClick, Inc.	22,008	162,859
*	Varian Semiconductor Equipment Associates, Inc.	22,565	442,725
* #	Veeco Instruments, Inc.	10,887	84,265
*	VeriFone Holdings, Inc.	8,705	98,889
* #	VeriSign, Inc.	24,900	527,880
*	Viasat, Inc.	8,711	158,714
*	Vicon Industries, Inc.	600	2,820
*	Video Display Corp.	1,800	14,904
*	Vignette Corp.	5,300	43,036
*	Virage Logic Corp.	7,353	33,236
*	Vishay Intertechnology, Inc.	64,210	276,745
* #	Vocus, Inc.	2,700	45,441
*	Volterra Semiconductor Corp.	5,600	52,864
* #	Wave Systems Corp. Class A	2,100	861
	Wayside Technology Group, Inc.	1,500	8,640
*	Web.com Group, Inc.	9,331	45,815
*	Websense, Inc.	10,610	207,107
*	Westell Technologies, Inc.	11,840	3,752
*	Western Digital Corp.	26,193	432,185
	Western Union Co.	59,189	903,224
*	White Electronics Designs Corp.	4,040	16,120
*	Wind River Systems, Inc.	25,016	218,640
*	Wireless Ronin Technologies, Inc.	3,723	5,808
*	Wireless Telecom Group, Inc.	3,716	2,192
*	Wireless Xcessories Group, Inc.	360	324
* #	Wizzard Software Corp.	1,300	1,307
*	WPCS International, Inc.	2,200	6,600
*	Wright Express Corp.	5,700	78,033
	Xerox Corp.	255,160	2,046,383
	Xilinx, Inc.	31,100	572,862
* #	X-Rite, Inc.	8,415	27,096
*	Yahoo!, Inc.	114,558	1,468,634
* #	Zebra Technologies Corp. Class A	25,900	524,216
*	ZILOG, Inc.	3,100	8,804
* #	Zix Corp.	11,500	20,585
*	Zones, Inc.	4,348	35,262
*	Zoran Corp.	10,520	85,633
*	Zygo Corp.	6,750	57,983
Total Information Technology			195,846,211

59

Materials — (3.8%)
	A. Schulman, Inc.	2,800	50,148
	A.M. Castle & Co.	7,600	92,492
*	AEP Industries, Inc.	1,500	29,355
	Air Products & Chemicals, Inc.	17,465	1,015,240
#	Airgas, Inc.	24,800	951,328
	AK Steel Holding Corp.	6,000	83,520
#	Albemarle Corp.	32,100	781,635
	Alcoa, Inc.	88,504	1,018,681
	Allegheny Technologies, Inc.	7,114	188,806
#	AMCOL International Corp.	8,480	208,014
*	American Pacific Corp.	2,200	25,410
#	American Vanguard Corp.	5,666	82,894
* #	Amerigon, Inc.	2,096	10,061
#	AptarGroup, Inc.	17,148	519,927
	Arch Chemicals, Inc.	8,900	252,493
	Ashland, Inc.	22,965	518,779
* #	Atlantis Plastics, Inc.	169	7
	Balchem Corp.	4,885	124,861
	Ball Corp.	16,600	567,720
* #	Basin Water, Inc.	5,438	3,861
	Bemis Co., Inc.	42,500	1,055,700
*	Brush Engineered Materials, Inc.	6,200	76,074
*	Buckeye Technologies, Inc.	12,800	75,392
#	Cabot Corp.	25,632	677,966
	Calgon Carbon Corp.	10,200	135,864
*	Caraustar Industries, Inc.	10,920	3,942
	Carpenter Technology Corp.	10,750	194,575
#	Celanese Corp. Class A	12,600	174,636
* #	Century Aluminum Co.	8,553	107,511
	CF Industries Holdings, Inc.	9,000	577,710
	Chemtura Corp.	77,750	134,508
	Chesapeake Corp.	3,200	147
#	Cliffs Natural Resources, Inc.	13,600	367,064
* #	Coeur d’Alene Mines Corp.	164,900	118,728
	Commercial Metals Co.	41,300	458,430
	Compass Minerals International, Inc.	7,052	387,366
*	Constar International, Inc.	1,500	615
*	Continental Materials Corp.	100	1,813
*	Core Molding Technologies, Inc.	1,400	4,550
*	Crown Holdings, Inc.	24,600	496,428
	Cytec Industries, Inc.	16,010	453,403
#	Deltic Timber Corp.	3,740	170,357
	Dow Chemical Co.	106,980	2,853,157
	du Pont (E.I.) de Nemours & Co.	90,000	2,880,000
	Eagle Materials, Inc.	11,686	206,959
	Eastman Chemical Co.	22,900	924,931
	Ecolab, Inc.	14,900	555,174
#	Empire Resources, Inc.	1,300	2,990
	Ferro Corp.	16,716	258,764
* #	Flotek Industries, Inc.	5,428	26,869
	FMC Corp.	11,800	513,772
#	Freeport-McMoRan Copper & Gold, Inc. Class B	29,112	847,159
	Friedman Industries, Inc.	1,100	5,665
#	General Maritime Corp.	8,400	127,260
* #	General Moly, Inc.	10,100	20,099

60

#	Georgia Gulf Corp.	6,710	15,433
	Gibraltar Industries, Inc.	11,200	148,400
*	Graphic Packaging Holding Co.	58,767	108,719
	Greif, Inc. Class A	7,700	312,466
	Greif, Inc. Class B	3,936	132,210
*	H&E Equipment Services, Inc.	13,040	74,328
	H.B. Fuller Co.	15,712	277,631
	Hawkins, Inc.	1,910	31,171
*	Haynes International, Inc.	2,070	52,392
* #	Headwaters, Inc.	16,100	170,660
* #	Hecla Mining Co.	35,618	88,689
#	Hercules, Inc.	27,900	468,999
	Huntsman Corp.	14,400	145,440
* #	ICO, Inc.	5,300	23,691
	Innophos Holdings, Inc.	900	24,075
	International Flavors & Fragrances, Inc.	14,700	468,636
	International Paper Co.	129,220	2,225,168
* #	ION Geophysical Corp.	21,470	140,843
#	Kaiser Aluminum Corp.	6,635	222,671
	KMG Chemicals, Inc.	2,642	10,700
	Koppers Holdings, Inc.	5,560	132,272
	Kronos Worldwide, Inc.	8,077	102,578
*	Landec Corp.	6,557	61,308
#	Louisiana-Pacific Corp.	26,500	127,200
*	LSB Industries, Inc.	3,100	25,482
	Lubrizol Corp.	27,014	1,015,186
#	Martin Marietta Materials, Inc.	2,600	203,788
*	Material Sciences Corp.	3,017	14,874
*	Maxxam, Inc.	721	9,734
	MeadWestavco Corp.	41,816	586,678
* #	Metalico, Inc.	9,498	30,394
	Minerals Technologies, Inc.	6,700	380,292
* #	Mines Management, Inc.	7,800	5,616
*	Mod-Pac Corp.	400	1,180
	Monsanto Co.	38,551	3,430,268
	Myers Industries, Inc.	13,386	141,490
	Nalco Holding Co.	56,100	792,132
*	Nanophase Technologies Corp.	700	980
	Neenah Paper, Inc.	4,900	44,247
	NewMarket Corp.	4,000	150,760
	Newmont Mining Corp.	31,170	821,018
	NL Industries, Inc.	16,982	234,012
	NN, Inc.	4,425	31,904
*	Northern Technologies International Corp.	800	8,280
* #	Northwest Pipe Co.	3,279	94,206
	Nucor Corp.	22,510	911,880
	Olin Corp.	20,514	372,534
	Olympic Steel, Inc.	3,450	78,867
*	OM Group, Inc.	9,461	201,898
*	OMNOVA Solutions, Inc.	6,100	7,503
*	Owens-Illinois, Inc.	23,700	542,256
	P.H. Glatfelter Co.	15,955	164,496
	Packaging Corp. of America	27,987	471,021
* #	Pactiv Corp.	43,607	1,027,381
* #	Patriot Coal Corp.	3,300	52,239

61

	Penford Corp.	3,300	42,471
*	PolyOne Corp.	34,220	162,545
	PPG Industries, Inc.	49,233	2,440,972
	Praxair, Inc.	30,371	1,978,671
	Quaker Chemical Corp.	3,270	62,555
*	Ready Mix, Inc.	300	708
	Reliance Steel & Aluminum Co.	18,926	473,907
*	Rock of Ages Corp.	500	1,500
	Rock-Tenn Co. Class A	13,370	406,582
*	Rockwood Holdings, Inc.	26,665	329,313
#	Rohm & Haas Co.	21,450	1,509,008
*	Rosetta Resources, Inc.	21,012	221,677
	Royal Gold, Inc.	8,369	241,278
	RPM International, Inc.	32,672	463,942
*	RTI International Metals, Inc.	4,905	77,450
#	Schnitzer Steel Industries, Inc. Class A	5,881	158,375
	Schweitzer-Maudoit International, Inc.	5,200	86,944
	Sealed Air Corp.	54,020	914,018
	Sensient Technologies Corp.	15,800	398,634
	Sigma-Aldrich Corp.	8,920	391,231
#	Silgan Holdings, Inc.	11,990	558,015
*	Smurfit-Stone Container Corp.	74,609	100,722
*	Solitario Exploration & Royalty Corp.	1,600	3,168
	Sonoco Products Co.	33,960	855,113
	Southern Copper Corp.	71,700	1,043,952
	Spartech Corp.	8,485	53,965
	Steel Dynamics, Inc.	23,242	277,045
	Stepan Co.	3,384	121,249
* #	Stillwater Mining Co.	28,220	111,751
*	Symyx Technologies, Inc.	8,700	38,367
#	Synalloy Corp.	1,007	7,553
#	Temple-Inland, Inc.	38,957	231,015
	Terra Industries, Inc.	15,020	330,290
#	Texas Industries, Inc.	8,139	257,437
	The Mosaic Co.	26,210	1,032,936
	The Scotts Miracle-Gro Co. Class A	15,131	395,222
#	Titanium Metals Corp.	13,216	123,041
	Tronox, Inc. Class B	983	138
*	U.S. Concrete, Inc.	17,263	54,378
* #	U.S. Gold Corp.	12,000	8,400
* #	United States Lime & Minerals, Inc.	1,184	30,192
#	United States Steel Corp.	11,620	428,546
*	Universal Stainless & Alloy Products, Inc.	2,200	40,546
#	Valhi, Inc.	23,964	343,164
	Valspar Corp.	39,783	813,562
#	Vulcan Materials Co.	35,012	1,900,451
*	W.R. Grace & Co.	17,800	160,378
	Wausau Paper Corp.	17,910	165,847
#	Westlake Chemical Corp.	21,524	392,383
	Weyerhaeuser Co.	30,145	1,152,142
*	Williams Industries, Inc.	100	157
	Worthington Industries, Inc.	26,280	317,200
	Zep, Inc.	3,027	63,718
* #	Zoltek Companies, Inc.	7,134	84,110
Total Materials			60,697,020

62

Other — (0.0%)
* ●	MAIR Holdings, Inc. Escrow Shares	300	351

Telecommunication Services — (2.4%)
#	Alaska Communications Systems Group, Inc.	10,669	99,648
* #	American Tower Corp.	29,765	961,707
	Arbinet-thexchange, Inc.	8,500	24,650
	AT&T, Inc.	614,512	16,450,486
* #	Cbeyond, Inc.	4,934	59,307
* #	Centennial Communications Corp.	28,756	102,371
	CenturyTel, Inc.	33,110	831,392
*	Cincinnati Bell, Inc.	62,400	149,136
* #	Cogent Communications Group, Inc.	6,600	31,548
	Consolidated Communications Holdings, Inc.	11,006	113,362
*	Crown Castle International Corp.	39,315	832,299
	D&E Communications, Inc.	4,625	32,375
	Embarq Corp.	16,250	487,500
#	FairPoint Communications, Inc.	16,384	65,208
* #	FiberTower Corp.	11,189	8,168
	Frontier Communications Corp.	51,000	388,110
*	General Communications, Inc. Class A	19,010	145,997
	Hickory Tech Corp.	3,063	19,144
* #	ICO Global Communications (Holdings), Ltd.	36,750	60,270
	IDT Corp.	200	178
	IDT Corp. Class B	8,110	8,353
#	Iowa Telecommunications Services, Inc.	9,060	136,987
*	LCC International, Inc. Class A	4,925	74
* #	Leap Wireless International, Inc.	22,955	643,658
* #	Level 3 Communications, Inc.	184,028	193,229
* #	NeuStar, Inc.	24,505	482,749
*	Nexstar Broadcasting Group, Inc.	500	595
* #	NextWave Wireless, Inc.	4,995	1,399
*	NII Holdings, Inc.	8,361	215,379
*	NTELOS Holdings Corp.	445	11,570
*	Occam Networks, Inc.	5,780	16,242
*	PAETEC Holding Corp.	13,587	12,228
*	Point.360	1,448	1,897
*	Premiere Global Services, Inc.	16,087	160,066
#	Qwest Communications International, Inc.	70,500	201,630
#	Regal Entertainment Group	31,700	407,028
* #	SBA Communications Corp.	20,400	428,196
	Shenandoah Telecommunications Co.	4,006	96,024
*	Spark Networks, Inc.	5,900	17,818
	Sprint Nextel Corp.	337,255	1,055,608
	SureWest Communications	3,554	62,799
* #	Syniverse Holdings, Inc.	15,000	282,000
	Telephone & Data Systems, Inc.	17,163	460,827
	Telephone & Data Systems, Inc. Special Shares	11,106	304,304
*	Terrestar Corp.	18,200	14,742
* #	tw telecom, inc.	33,850	239,658
*	United States Cellular Corp.	16,243	622,269
* #	USA Mobility, Inc.	8,623	83,212
	Verizon Communications, Inc.	374,011	11,096,906
	Warwick Valley Telephone Co.	1,392	11,484

63

	Windstream Corp.	79,079	593,883
*	Xeta Corp.	1,182	2,009
Total Telecommunication Services			38,727,679

Utilities — (3.4%)
* #	AES Corp.	93,194	742,756
	AGL Resources, Inc.	19,300	586,720
	Allegheny Energy, Inc.	19,579	590,307
#	ALLETE, Inc.	8,840	309,400
	Alliant Energy Corp.	14,500	426,010
#	Ameren Corp.	27,561	894,354
	American Electric Power Co., Inc.	31,593	1,030,880
	American States Water Co.	3,600	123,156
#	Aqua America, Inc.	27,467	494,406
	Artesian Resources Corp. Class A	870	12,554
	Atmos Energy Corp.	26,420	641,213
#	Avista Corp.	15,948	316,727
	Black Hills Corp.	11,339	286,310
*	Cadiz, Inc.	1,800	25,038
#	California Water Service Group	4,600	172,776
	CenterPoint Energy, Inc.	44,916	517,432
	Central Vermont Public Service Corp.	2,610	51,965
#	CH Energy Group, Inc.	4,663	192,255
	Chesapeake Utilities Corp.	1,947	60,824
	Cleco Corp.	19,100	439,491
	CMS Energy Corp.	56,800	582,200
	Connecticut Water Services, Inc.	2,000	53,000
	Consolidated Edison, Inc.	28,923	1,252,944
	Constellation Energy Group	13,600	329,256
	Delta Natural Gas Co., Inc.	500	12,285
	Dominion Resources, Inc.	49,384	1,791,652
#	DPL, Inc.	28,200	643,242
	DTE Energy Co.	18,959	669,253
	Duke Energy Corp.	121,122	1,983,978
* #	Dynegy, Inc.	136,005	495,058
	Edison International	24,791	882,312
*	El Paso Electric Co.	11,900	220,388
#	Empire District Electric Co.	10,015	192,388
	Energen Corp.	9,500	318,915
	Energy West, Inc.	450	3,735
	Entergy Corp.	14,557	1,136,174
* #	Environmental Power Corp.	700	469
	Equitable Resources, Inc.	13,720	476,221
	Exelon Corp.	51,880	2,813,971
	FirstEnergy Corp.	30,101	1,570,068
	Florida Public Utilities Co.	1,100	13,068
	FPL Group, Inc.	34,740	1,641,118
	Great Plains Energy, Inc.	23,946	465,510
#	Hawaiian Electric Industries, Inc.	26,300	700,106
#	IDACORP, Inc.	12,200	325,252
	Integrys Energy Group, Inc.	12,262	583,671
	ITC Holdings Corp.	12,100	491,018
#	Laclede Group, Inc.	5,300	277,296
*	Maine & Maritimes Corp.	426	14,058
	MDU Resources Group, Inc.	24,065	438,224

64

	MGE Energy, Inc.	6,352	226,322
	Middlesex Water Co.	4,547	78,390
* #	Mirant Corp.	24,000	420,480
	National Fuel Gas Co.	11,455	414,556
#	New Jersey Resources Corp.	10,743	400,069
	Nicor, Inc.	14,700	679,287
	NiSource, Inc.	36,114	468,037
	Northeast Utilities, Inc.	20,500	462,480
#	Northwest Natural Gas Co.	8,585	436,805
	NorthWestern Corp.	9,875	192,958
* #	NRG Energy, Inc.	63,355	1,473,004
	NSTAR	25,400	839,470
	OGE Energy Corp.	22,800	622,440
	Oneok, Inc.	13,655	435,595
#	Ormat Technologies, Inc.	11,100	268,176
	Otter Tail Corp.	7,534	176,898
	Pepco Holdings, Inc.	26,430	545,780
	PG&E Corp.	28,600	1,048,762
#	Piedmont Natural Gas Co.	14,900	490,508
#	Pinnacle West Capital Corp.	25,155	796,156
#	PNM Resources, Inc.	17,500	170,625
	Portland General Electric Co.	19,400	398,088
	PPL Corp.	21,910	719,086
	Progress Energy, Inc.	19,573	770,589
	Public Service Enterprise Group, Inc.	62,800	1,767,820
	Puget Energy, Inc.	19,000	445,170
	Questar Corp.	17,160	591,334
*	Reliant Energy, Inc.	82,960	435,540
	RGC Resources, Inc.	340	8,667
	SCANA Corp.	15,047	495,197
	Sempra Energy	24,350	1,037,067
	Sierra Pacific Resources	74,400	616,776
	SJW Corp.	6,600	183,480
#	South Jersey Industries, Inc.	7,253	247,110
#	Southern Co.	44,855	1,540,321
	Southern Union Co.	39,700	683,634
#	Southwest Gas Corp.	12,852	335,694
#	Southwest Water Co.	6,920	55,152
	TECO Energy, Inc.	58,616	676,429
	UGI Corp.	29,500	704,165
	UIL Holdings Corp.	6,433	212,289
	Unisource Energy Corp.	10,410	287,108
	Unitil Corp.	1,459	35,016
	Vectren Corp.	22,200	559,440
	Westar Energy, Inc.	34,400	670,456
	WGL Holdings, Inc.	13,000	418,470
	Wisconsin Energy Corp.	14,006	609,261
	Xcel Energy, Inc.	58,511	1,019,262
	York Water Co.	2,711	32,532
Total Utilities			54,493,355

TOTAL COMMON STOCKS			1,308,800,165

65

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	43
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*	Valley National Bancorp Warrants 06/30/15	138	965
TOTAL RIGHTS/WARRANTS			1,008

TEMPORARY CASH INVESTMENTS — (1.9%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	24,034,464	24,034,464

		Face
		Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,735,000 FNMA 6.50%, 08/01/36, valued at $6,514,899) to be repurchased at $6,415,503	$6,415	6,415,000
TOTAL TEMPORARY CASH INVESTMENTS			30,449,464

		Shares
SECURITIES LENDING COLLATERAL — (15.6%)
§ @	DFA Short Term Investment Fund LP	226,901,386	226,901,386

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $21,187,234 FNMA, 7.000%, maturities ranging from 02/01/38 to 09/01/38 & U.S. Treasury STRIP 0.539%(y), 05/15/09, valued at $21,027,361) to be repurchased at $20,469,370	$20,469	20,468,962

TOTAL SECURITIES LENDING COLLATERAL			247,370,348

TOTAL INVESTMENTS - (100.0%)
(Cost $2,069,274,721)			$1,586,620,985

See accompanying Notes to Financial Statements.

66

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (82.7%)
Consumer Discretionary — (10.5%)
* #	1-800-FLOWERS.COM, Inc.	23,033	$123,227
*	4Kids Entertainment, Inc.	10,200	53,958
* #	99 Cents Only Stores	65,200	795,440
*	A.C. Moore Arts & Crafts, Inc.	19,324	53,721
	Aaron Rents, Inc.	39,545	980,321
	Aaron Rents, Inc. Class A	3,344	68,552
	Abercrombie & Fitch Co.	6,200	179,552
*	AbitibiBowater, Inc.	10,244	19,976
*	Acme Communications, Inc.	9,330	4,665
	Acme United Corp.	1,802	18,561
#	Advance Auto Parts, Inc.	53,000	1,653,600
* #	Aeropostale, Inc.	14,029	339,642
*	AFC Enterprises, Inc.	7,873	38,263
	Aldila, Inc.	4,618	19,857
*	Alloy, Inc.	9,184	46,104
* #	Amazon.com, Inc.	18,159	1,039,421
	Ambassadors Group, Inc.	12,799	133,622
* #	AMDL, Inc.	1,900	1,862
* #	American Apparel, Inc.	6,178	36,327
#	American Axle & Manufacturing Holdings, Inc.	41,700	149,703
*	American Biltrite, Inc.	1,008	4,183
#	American Eagle Outfitters, Inc.	193,750	2,154,500
	American Greetings Corp. Class A	29,700	346,896
* #	America’s Car-Mart, Inc.	10,590	172,935
	Ameristar Casinos, Inc.	39,773	366,309
* #	AnnTaylor Stores Corp.	49,290	619,575
* #	Apollo Group, Inc. Class A	15,844	1,101,316
	Arbitron, Inc.	9,647	314,299
#	Arctic Cat, Inc.	9,060	68,675
	Ark Restaurants Corp.	2,168	27,078
#	ArvinMeritor, Inc.	44,500	263,440
	Asbury Automotive Group, Inc.	23,072	74,984
*	Ascent Media Corp. (043632108)	7,195	181,962
* ●	Ascent Media Corp. (043632207)	219	25,995
*	Ashworth, Inc.	1,200	2,196
*	ATC Technology Corp.	18,944	415,442
*	Audiovox Corp. Class A	1,100	6,479
* #	AutoNation, Inc.	152,608	1,048,417
* #	Autozone, Inc.	5,600	712,824
*	Avatar Holdings, Inc.	7,737	262,671
*	Bakers Footwear Group, Inc.	2,149	2,643
*	Ballantyne of Omaha, Inc.	8,388	15,098
*	Bally Technologies, Inc.	13,500	299,025
#	Barnes & Noble, Inc.	50,221	948,172

1

*	Barry (R.G.) Corp.	5,607	28,932
	Bassett Furniture Industries, Inc.	3,201	14,116
	Beasley Broadcast Group, Inc.	5,114	7,620
	Bebe Stores, Inc.	68,193	604,190
* #	Bed Bath and Beyond, Inc.	101,000	2,602,770
#	Belo Corp.	15,045	49,799
	Belo Corp. Class A	81,929	174,509
*	Benihana, Inc.	3,594	10,135
*	Benihana, Inc. Class A	5,026	14,977
#	Best Buy Co., Inc.	19,568	524,618
	Big 5 Sporting Goods Corp.	9,011	56,589
*	Big Lots, Inc.	50,275	1,228,218
* #	BJ’s Restaurants, Inc.	26,070	231,762
	Black & Decker Corp.	27,400	1,386,988
#	Blockbuster, Inc. Class A	103,622	157,505
* #	Blockbuster, Inc. Class B	53,203	46,287
* #	Blue Nile, Inc.	5,300	162,074
*	Bluegreen Corp.	22,200	107,670
	Blyth, Inc.	24,000	206,400
	Bob Evans Farms, Inc.	21,920	457,690
#	Bon-Ton Stores, Inc.	8,700	19,488
	Books-A-Million, Inc.	14,030	44,194
	Borders Group, Inc.	12,868	43,623
	BorgWarner, Inc.	47,900	1,076,313
	Bowl America, Inc. Class A	962	10,245
#	Boyd Gaming Corp.	57,300	389,640
	Brinker International, Inc.	52,890	491,877
#	Brookfield Homes Corp.	14,664	134,322
	Brown Shoe Company, Inc.	37,963	400,130
#	Brunswick Corp.	48,068	166,796
#	Buckle, Inc.	31,575	831,685
* #	Buffalo Wild Wings, Inc.	9,022	255,142
*	Build-A-Bear-Workshop, Inc.	17,000	88,400
#	Building Materials Holding Corp.	3,272	785
#	Bunge, Ltd.	31,200	1,198,392
#	Burger King Holdings, Inc.	27,600	548,688
* #	Cabela’s, Inc.	52,697	418,941
	Cablevision Systems New York Group Class A	8,000	141,840
*	Cache, Inc.	12,100	43,439
*	California Coastal Communities, Inc.	6,342	8,054
*	California Pizza Kitchen, Inc.	23,303	227,670
	Callaway Golf Co.	61,245	640,623
	Canterbury Park Holding Corp.	2,074	14,311
* #	Capella Education Co.	4,000	189,600
* #	Career Education Corp.	84,337	1,333,368
* #	CarMax, Inc.	83,100	882,522
	Carmike Cinemas, Inc.	8,500	18,275
#	Carnival Corp.	208,700	5,300,980
*	Carriage Services, Inc.	12,214	29,069
*	Carter’s, Inc.	44,641	948,175
*	Casual Male Retail Group, Inc.	12,962	24,628
	Cato Corp. Class A	23,070	358,046
*	Cavalier Homes, Inc.	11,815	18,786
*	Cavco Industries, Inc.	4,799	163,310
	CBRL Group, Inc.	10,487	208,901

2

	CBS Corp. Class A	6,831	67,149
	CBS Corp. Class B	167,900	1,630,309
* #	CEC Entertainment, Inc.	20,608	529,213
#	Centex Corp.	104,600	1,281,350
* #	Champion Enterprises, Inc.	59,680	111,602
* #	Charles and Colvard, Ltd.	4,375	1,312
*	Charlotte Russe Holding, Inc.	13,500	114,075
* #	Charter Communications, Inc.	76,446	33,636
* #	Cheesecake Factory, Inc.	53,808	473,510
#	Cherokee, Inc.	8,805	181,823
*	Chico’s FAS, Inc.	15,619	53,105
*	Chipotle Mexican Grill, Inc. Class B	3,900	166,803
#	Choice Hotels International, Inc.	16,200	442,908
#	Christopher & Banks Corp.	20,416	106,572
*	Chromcraft Revington, Inc.	2,958	1,331
	Churchill Downs, Inc.	12,286	466,622
	Cinemark Holdings, Inc.	15,290	126,754
#	Circuit City Stores, Inc.	27,900	6,975
#	Citadel Broadcasting Co.	77,815	23,344
* #	Citi Trends, Inc.	11,965	200,174
	CKE Restaurants, Inc.	39,891	338,675
*	CKX, Inc.	30,161	133,915
*	Coach, Inc.	20,357	419,354
	Coachmen Industries, Inc.	800	864
	Coast Distribution System, Inc.	1,760	3,872
	Cobra Electronics Corp.	3,055	4,919
*	Coinstar, Inc.	20,438	490,308
*	Coldwater Creek, Inc.	22,804	81,866
	Collectors Universe, Inc.	8,545	31,705
#	Columbia Sportswear Co.	35,800	1,319,946
	Comcast Corp. Class A	561,542	8,849,902
	Comcast Corp. Special Class A Non-Voting	279,784	4,314,269
*	Concord Camera Corp.	2,339	4,631
* #	Conn’s, Inc.	19,328	261,894
#	Cooper Tire & Rubber Co.	52,160	397,981
* #	Corinthian Colleges, Inc.	63,899	912,478
* #	Cosi, Inc.	800	928
	Courier Corp.	12,483	217,329
* #	Cox Radio, Inc.	29,900	162,955
#	CPI Corp.	2,685	19,600
	Craftmade International, Inc.	2,176	4,156
* #	Crown Media Holdings, Inc.	34,165	106,253
	CSS Industries, Inc.	8,300	184,260
*	Culp, Inc.	10,400	29,848
* #	Cumulus Media, Inc. Class A	8,222	8,633
*	Cybex International, Inc.	9,222	18,260
*	Cycle Country Accessories Corp.	554	388
#	D.R. Horton, Inc.	64,675	477,301
#	Darden Restaurants, Inc.	63,000	1,396,710
*	Deckers Outdoor Corp.	6,300	534,618
	Decorator Industries, Inc.	452	576
*	DEI Holdings, Inc.	700	161
*	dELiA*s, Inc.	9,631	23,307
*	Delta Apparel, Inc.	3,378	20,606
*	Design Within Reach, Inc.	10,149	20,399

3

	DeVry, Inc.	25,900	1,468,271
*	DG FastChannel, Inc.	13,637	241,511
* #	Dick’s Sporting Goods, Inc.	63,506	972,912
*	Diedrich Coffee, Inc.	3,885	4,079
#	Dillards, Inc. Class A	56,644	301,913
#	DineEquity, Inc.	14,008	252,564
*	Discovery Communications, Inc. (25470F104)	71,959	981,521
*	Discovery Communications, Inc. (25470F203)	2,197	29,879
*	Discovery Communications, Inc. (25470F302)	74,157	987,771
*	DISH Network Corp.	18,208	286,594
	Disney (Walt) Co.	627,312	16,247,381
*	Dixie Group, Inc.	4,224	17,318
*	Dollar Tree, Inc.	49,400	1,878,188
* #	Domino’s Pizza, Inc.	35,600	211,820
*	Dorman Products, Inc.	11,143	125,359
	Dover Downs Gaming & Entertainment, Inc.	11,500	58,880
	Dover Motorsports, Inc.	9,256	19,808
*	DreamWorks Animation SKG, Inc.	58,400	1,641,040
* #	Drew Industries, Inc.	16,400	198,440
* #	drugstore.com, Inc.	36,433	64,851
*	DRYCLEAN USA, Inc.	100	80
* #	DSW, Inc.	3,408	44,065
*	Duckwall-ALCO Stores, Inc.	100	1,289
	E.W. Scripps Co.	14,118	65,649
#	Eastman Kodak Co.	177,886	1,632,993
*	Eddie Bauer Holdings, Inc.	7,100	24,353
	Educational Development Corp.	2,662	11,127
*	Einstein Noah Restaurant Group, Inc.	1,400	11,228
*	EMAK Worldwide, Inc.	1,200	384
*	Emerson Radio Corp.	15,028	8,716
	Emmis Communications Corp. Class A	21,152	13,749
* #	Enova Systems, Inc.	6,780	7,458
#	Entercom Communications Corp.	21,172	14,609
*	Entravision Communications Corp.	47,872	90,478
#	Escalade, Inc.	5,107	6,946
#	Ethan Allen Interiors, Inc.	26,200	468,718
*	Expedia, Inc.	106,061	1,008,640
	Family Dollar Stores, Inc.	73,500	1,977,885
*	Famous Dave’s of America, Inc.	6,844	28,676
	Finish Line, Inc. Class A	22,913	219,277
*	Finlay Enterprises, Inc.	3,903	507
	Fisher Communications, Inc.	7,660	282,654
*	Flanigan’s Enterprises, Inc.	1,000	4,500
* #	Fleetwood Enterprises, Inc.	36,272	14,872
	Flexsteel Industries, Inc.	4,038	32,829
	Foot Locker, Inc.	166,700	2,437,154
* #	Ford Motor Co.	560,593	1,227,699
	Fortune Brands, Inc.	90,943	3,468,566
* #	Fossil, Inc.	38,926	706,507
*	Franklin Covey Co.	13,998	71,390
*	Franklin Electronic Publishers, Inc.	1,643	2,095
*	Frederick’s of Hollywood Group	3,466	1,386
#	Fred’s, Inc.	34,957	428,223
	Frisch’s Restaurants, Inc.	3,138	53,660
*	Fuel Systems Solutions, Inc.	13,250	376,962

4

*	Full House Resorts, Inc.	4,730	5,676
#	Furniture Brands International, Inc.	38,959	221,677
*	Gaiam, Inc.	12,578	103,140
*	GameStop Corp. Class A	17,400	476,586
*	GameTech International, Inc.	7,286	17,195
*	Gaming Partners International Corp.	3,476	23,602
* #	Gander Mountain Co.	15,412	31,286
#	Gannett Co., Inc.	134,906	1,483,966
#	Gap, Inc.	146,656	1,897,729
* #	Gaylord Entertainment Co.	36,073	772,323
#	General Motors Corp.	64,700	373,966
*	Genesco, Inc.	15,105	374,755
* #	Gentek, Inc.	9,261	166,698
#	Gentex Corp.	93,765	899,206
	Genuine Parts Co.	73,500	2,892,225
*	G-III Apparel Group, Ltd.	14,853	205,120
*	Goodyear Tire & Rubber Co.	96,200	858,104
*	Gottschalks, Inc.	9,394	6,576
#	Gray Television, Inc.	21,895	10,947
	Gray Television, Inc. Class A	3,160	4,740
* #	Great Wolf Resorts, Inc.	23,500	44,415
#	Group 1 Automotive, Inc.	18,800	188,940
* #	GSI Commerce, Inc.	31,970	330,889
	Guess?, Inc.	13,874	302,037
* #	Gymboree Corp.	15,520	401,347
	H&R Block, Inc.	31,000	611,320
*	Hampshire Group, Ltd.	1,000	4,850
#	Handleman Co.	12,038	15,529
* #	Hanesbrands, Inc.	1,137	19,863
#	Harley-Davidson, Inc.	92,601	2,266,872
	Harman International Industries, Inc.	14,900	273,713
*	Harris Interactive, Inc.	17,312	20,082
#	Harte-Hanks, Inc.	45,544	319,719
*	Hartmarx Corp.	7,100	4,189
	Hasbro, Inc.	95,478	2,775,545
*	Hastings Entertainment, Inc.	2,673	12,109
	Haverty Furniture Co., Inc.	16,026	157,696
	Haverty Furniture Co., Inc. Class A	1,200	11,976
*	Hawk Corp.	7,749	111,973
*	Hayes Lemmerz International, Inc.	65,769	87,473
#	Hearst-Argyle Television, Inc.	48,903	732,567
*	Heelys, Inc.	522	1,832
*	Helen of Troy, Ltd.	25,515	459,015
* #	Hibbett Sporting Goods, Inc.	12,700	226,187
#	Hillenbrand, Inc.	32,200	611,800
*	Hollywood Media Corp.	18,149	34,846
	Home Depot, Inc.	252,200	5,949,398
	Hooker Furniture Corp.	9,295	84,677
*	Hot Topic, Inc.	16,704	108,242
*	Hovnanian Enterprises, Inc. Class A	44,200	189,618
*	HSN, Inc.	27,760	170,724
* #	Iconix Brand Group, Inc.	52,412	570,767
#	Idearc, Inc.	12,372	4,701
*	ILX Resorts, Inc.	1,389	1,722
*	Image Entertainment, Inc.	8,257	6,358

5

*	Infosonics Corp.	4,740	1,991
	Interactive Data Corp.	76,400	1,801,512
	Interface, Inc. Class A	49,695	350,350
#	International Game Technology	28,687	401,618
	International Speedway Corp. Class A	26,569	834,001
* #	Interpublic Group of Companies, Inc.	454,869	2,360,770
*	Interstate Hotels & Resorts, Inc.	25,000	24,500
*	Interval Leisure Group, Inc.	27,760	201,538
* #	iRobot Corp.	20,323	209,733
* #	Isle of Capri Casinos, Inc.	19,578	99,652
* #	ITT Educational Services, Inc.	5,900	517,135
	J. Alexander’s Corp.	4,896	23,746
*	J. Crew Group, Inc.	10,500	212,625
	J.C. Penney Co., Inc.	134,800	3,224,416
*	Jack in the Box, Inc.	45,637	917,304
	Jackson Hewitt Tax Service, Inc.	25,373	349,640
*	Jaclyn, Inc.	698	3,158
*	JAKKS Pacific, Inc.	21,558	482,252
* #	Jarden Corp.	82,305	1,465,029
*	Jennifer Convertibles, Inc.	1,300	533
*	Jo-Ann Stores, Inc.	21,124	404,736
	Johnson Controls, Inc.	177,952	3,155,089
	Johnson Outdoors, Inc.	5,589	46,724
	Jones Apparel Group, Inc.	71,348	792,676
* #	Jos. A. Bank Clothiers, Inc.	15,425	392,875
	Journal Communications, Inc. Class A	14,500	36,250
#	Journal Register Co.	21,056	211
#	KB HOME	87,900	1,467,051
	Kenneth Cole Productions, Inc. Class A	9,800	130,144
	Kimball International, Inc. Class B	15,470	115,251
*	Knology, Inc.	21,625	104,665
* #	Kohl’s Corp.	90,925	3,194,195
*	Kona Grill, Inc.	5,400	13,716
	Koss Corp.	800	9,560
* #	Krispy Kreme Doughnuts, Inc.	5,485	15,139
	KSW, Inc.	3,630	17,206
	K-Swiss, Inc. Class A	21,470	324,841
	LaCrosse Footwear, Inc.	3,583	51,237
*	Lakeland Industries, Inc.	3,775	37,486
*	Lakes Entertainment, Inc.	7,785	33,475
* #	Lamar Advertising Co.	10,500	159,285
	Landry’s Restaurants, Inc.	1,100	13,805
*	Las Vegas Sands Corp.	16,700	236,973
*	Lazare Kaplan International, Inc.	3,667	26,402
#	La-Z-Boy, Inc.	42,464	245,442
*	LeapFrog Enterprises, Inc.	26,800	180,900
*	Lear Corp.	68,200	137,082
#	Lee Enterprises, Inc.	18,653	46,632
	Leggett & Platt, Inc.	140,889	2,445,833
	Lennar Corp. Class A	97,600	755,424
	Lennar Corp. Class B	5,000	29,500
* #	Lenox Group, Inc.	9,389	469
#	Libbey, Inc.	10,000	36,600
*	Liberty Global, Inc. Class A	59,152	975,416
*	Liberty Global, Inc. Series C	63,181	1,021,005

6

*	Liberty Media Corp. - Entertainment Class A	108,216	1,742,278
*	Liberty Media Corp. - Entertainment Class B	3,576	54,534
*	Liberty Media Holding Corp. Capital Class A	96,457	656,872
*	Liberty Media Holding Corp. Capital Class B	1,494	11,145
*	Liberty Media Holding Corp. Interactive Class A	348,685	1,701,583
*	Liberty Media Holding Corp. Interactive Class B	8,374	40,698
* #	Life Time Fitness, Inc.	23,914	455,323
	Lifetime Brands, Inc.	10,482	51,362
#	Limited Brands, Inc.	154,372	1,849,377
*	LIN TV Corp.	18,600	31,806
*	Lincoln Educational Services	19,935	288,260
#	Lithia Motors, Inc. Class A	9,753	39,987
* #	Live Nation, Inc.	52,437	589,916
	Liz Claiborne, Inc.	25,776	210,074
* #	LKQ Corp.	79,100	904,904
* #	Lodgenet Entertainment Corp.	7,407	7,407
*	Lodgian, Inc.	17,700	90,270
#	Lowe’s Companies, Inc.	409,000	8,875,300
*	Luby’s, Inc.	24,252	117,380
#	M/I Homes, Inc.	12,280	167,131
*	Mace Security International, Inc.	4,449	3,871
	Macy’s, Inc.	268,940	3,305,273
*	Maidenform Brands, Inc.	17,402	191,074
#	Marine Products Corp.	31,183	193,023
* #	MarineMax, Inc.	9,000	20,880
	Marriott International, Inc. Class A	35,053	731,556
* #	Martha Stewart Living Omnimedia, Inc.	21,506	112,476
* #	Marvel Entertainment, Inc.	12,600	405,594
	Mattel, Inc.	155,920	2,341,918
	Matthews International Corp. Class A	22,900	1,022,027
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	2,445
	McDonald’s Corp.	92,088	5,334,658
	McGraw-Hill Companies, Inc.	23,329	626,150
	MDC Holdings, Inc.	47,800	1,607,514
*	Meade Instruments Corp.	1,100	187
#	Media General, Inc. Class A	13,300	101,479
*	Mediacom Communications Corp.	25,934	115,147
#	Meredith Corp.	29,900	579,163
*	Meritage Homes Corp.	25,189	345,845
*	Meritage Hospitality Group, Inc.	299	405
* #	MGM Mirage	44,780	737,079
*	Midas, Inc.	3,500	45,605
	Modine Manufacturing Co.	31,200	230,880
* #	Mohawk Industries, Inc.	42,109	2,037,233
	Monaco Coach Corp.	18,600	40,920
*	Monarch Casino & Resort, Inc.	15,635	139,308
	Monro Muffler Brake, Inc.	17,157	369,390
* #	Morgans Hotel Group	25,462	121,199
* #	Morningstar, Inc.	9,805	367,099
*	Morton’s Restaurant Group, Inc.	900	3,114
*	Mothers Work, Inc.	2,558	22,459
#	Movado Group, Inc.	16,314	248,136
*	MTR Gaming Group, Inc.	19,267	51,636
* #	Multimedia Games, Inc.	17,004	51,352
*	Nathan’s Famous, Inc.	4,805	75,535

7

*	National Lampoon, Inc.	3,300	2,640
	National Presto Industries, Inc.	6,000	397,500
#	Nautilus Group, Inc.	19,700	48,068
*	Navarre Corp.	13,700	12,604
* #	Netflix, Inc.	20,041	496,215
*	Nevada Gold & Casinos, Inc.	1,700	1,003
	New Frontier Media, Inc.	17,805	34,186
*	New Motion, Inc.	5,330	9,487
*	New York & Co., Inc.	13,875	39,127
	Newell Rubbermaid, Inc.	125,872	1,730,740
	News Corp. Class A	117,600	1,251,264
	News Corp. Class B	112,751	1,197,416
#	NIKE, Inc. Class B	16,700	962,421
*	Nobel Learning Communities, Inc.	7,696	104,050
	Nobility Homes, Inc.	1,327	15,513
#	Noble International, Ltd.	20,638	33,021
	Nordstrom, Inc.	22,872	413,754
#	Nutri/System, Inc.	9,237	130,704
* #	NVR, Inc.	3,054	1,497,101
*	Office Depot, Inc.	21,300	76,680
	OfficeMax, Inc.	42,144	339,259
	Omnicom Group, Inc.	14,480	427,739
*	Orange 21, Inc.	574	861
#	Orleans Homebuilders, Inc.	11,607	35,633
	O’Charleys, Inc.	15,500	116,250
* #	O’Reilly Automotive, Inc.	90,600	2,456,166
* #	Outdoor Channel Holdings, Inc.	21,740	173,920
* #	Overstock.com, Inc.	5,800	71,978
#	Oxford Industries, Inc.	12,400	167,028
*	P & F Industries, Inc. Class A	1,381	1,906
* #	P.F. Chang’s China Bistro, Inc.	14,098	288,445
*	Pacific Sunwear of California, Inc.	50,732	173,503
*	Palm Harbor Homes, Inc.	20,382	175,285
* #	Panera Bread Co.	19,844	895,361
*	Papa John’s International, Inc.	10,000	225,600
*	PC Mall, Inc.	10,475	46,928
*	Penn National Gaming, Inc.	30,400	585,504
	Pennichuck Corp.	600	12,846
#	Penske Automotive Group, Inc.	81,200	665,028
*	Perry Ellis International, Inc.	7,329	71,751
*	PetMed Express, Inc.	19,700	347,902
#	PetSmart, Inc.	69,796	1,374,283
#	Phillips-Van Heusen Corp.	53,072	1,300,795
*	Phoenix Footwear Group, Inc.	4,509	1,826
* #	Pinnacle Entertainment, Inc.	44,224	247,654
* #	Playboy Enterprises, Inc. Class A	812	2,964
* #	Playboy Enterprises, Inc. Class B	24,304	60,031
* #	PokerTek, Inc.	2,300	4,830
#	Polaris Industries, Inc.	12,600	424,242
	Polo Ralph Lauren Corp.	27,100	1,278,307
*	Pomeroy IT Solutions, Inc.	3,300	8,580
#	Pool Corp.	2,432	42,341
*	Premier Exhibitions, Inc.	6,900	7,107
#	Pre-Paid Legal Services, Inc.	4,040	159,499
*	PreVu, Inc.	2,947	12

8

* #	Priceline.com, Inc.	8,800	463,144
	PRIMEDIA, Inc.	20,166	25,207
* #	Princeton Review, Inc.	21,014	117,048
*	Progressive Gaming International Corp.	4,325	1,427
*	Proliance International, Inc.	5,180	3,108
#	Pulte Homes, Inc.	240,900	2,683,626
*	QEP Co., Inc.	670	2,392
* #	Quaker Fabric Corp.	200	—
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	2,346
*	Quiksilver, Inc.	84,400	218,596
* #	R.H. Donnelley Corp.	31,065	26,405
*	Radio One, Inc. Class D	37,614	3,005
#	RadioShack Corp.	100,516	1,272,533
*	Rainmaker Systems, Inc.	17,083	21,354
*	RC2 Corp.	11,900	151,130
	RCN Corp.	29,637	191,159
*	Reading International, Inc. Class A	8,426	46,512
*	Reading International, Inc. Class B	300	1,851
*	Red Lion Hotels Corp.	17,388	48,165
* #	Red Robin Gourmet Burgers, Inc.	12,900	195,951
* #	RedEnvelope, Inc.	2,700	16
*	Regent Communications, Inc.	1,660	481
	Regis Corp.	40,744	504,003
*	Rent-A-Center, Inc.	45,200	659,920
*	Rentrak Corp.	8,208	93,161
*	Retail Ventures, Inc.	27,580	56,815
*	Rex Stores Corp.	600	5,328
* #	Rick’s Cabaret International, Inc.	2,200	13,904
*	Rockford Corp.	1,653	1,620
*	Rocky Brands, Inc.	3,043	12,628
#	Ross Stores, Inc.	75,681	2,474,012
#	Royal Caribbean Cruises, Ltd.	129,600	1,757,376
*	Rubio’s Restaurants, Inc.	6,175	27,046
#	Ruby Tuesday, Inc.	19,917	48,000
#	Russ Berrie & Co., Inc.	4,300	11,610
*	Ruth’s Hospitality Group, Inc.	5,601	12,826
#	Ryland Group, Inc.	36,567	687,094
*	Saga Communications, Inc. Class A	15,281	81,753
#	Saks, Inc.	55,578	333,468
	Salem Communications Corp.	12,725	13,361
* #	Sally Beauty Holdings, Inc.	13,518	68,671
	Sauer-Danfoss, Inc.	38,198	391,529
	Scholastic Corp.	21,700	402,969
*	Scientific Games Corp.	43,504	783,072
	Scripps Networks Interactive	36,355	1,032,482
	Sealy Corp.	21,600	69,768
* #	Sears Holdings Corp.	78,018	4,504,759
	Service Corp. International	245,543	1,694,247
#	Sherwin-Williams Co.	12,300	699,993
	Shiloh Industries, Inc.	9,806	49,128
*	Shoe Carnival, Inc.	8,687	121,705
*	Shuffle Master, Inc.	17,231	66,512
*	Silverleaf Resorts, Inc.	11,604	11,024
	Sinclair Broadcast Group, Inc. Class A	38,916	125,699
* #	SIRIUS XM Radio, Inc.	223,080	75,401

9

*	Skechers U.S.A., Inc. Class A	28,476	386,704
	Skyline Corp.	7,500	162,150
* #	Smith & Wesson Holding Corp.	10,000	23,000
	Snap-On, Inc.	54,897	2,028,444
	Sonesta International Hotels Corp. Class A	538	5,649
#	Sonic Automotive, Inc.	23,287	119,462
* #	Sonic Corp.	28,053	300,167
	Sotheby’s Class A	10,400	96,824
* #	Source Interlink Companies, Inc.	15,200	5,624
*	Spanish Broadcasting System, Inc.	27,626	6,354
#	Spartan Motors, Inc.	22,865	104,950
	Speedway Motorsports, Inc.	37,569	599,226
*	Sport Chalet, Inc. Class A	8,108	12,730
*	Sport Chalet, Inc. Class B	525	997
	Sport Supply Group, Inc.	9,688	77,795
	Stage Stores, Inc.	30,650	236,311
*	Stamps.com, Inc.	16,424	160,298
	Standard Motor Products, Inc.	12,400	52,204
	Standard Pacific Corp.	69,866	199,118
	Stanley Furniture, Inc.	3,918	38,553
	Staples, Inc.	53,572	1,040,904
*	Starbucks Corp.	33,938	445,606
#	Starwood Hotels & Resorts Worldwide, Inc.	17,000	383,180
*	Steinway Musical Instruments, Inc.	6,381	142,041
* #	Steven Madden, Ltd.	13,019	283,554
#	Stewart Enterprises, Inc.	16,179	83,645
* #	Stoneridge, Inc.	22,909	130,352
	Strattec Security Corp.	2,392	51,332
	Strayer Education, Inc.	4,100	927,707
	Sturm Ruger & Co., Inc.	15,568	111,311
*	Sun-Times Media Group, Inc. Class A	27,900	1,953
#	Superior Industries International, Inc.	14,100	201,630
	Superior Uniform Group, Inc.	5,033	50,280
*	Syms Corp.	2,630	27,615
* #	Syntax-Brillian Corp.	27,100	95
#	Systemax, Inc.	28,211	399,468
#	Talbots, Inc.	5,202	51,032
	Tandy Brand Accessories, Inc.	5,800	13,978
*	Tandy Leather Factory, Inc.	4,833	11,116
#	Target Corp.	76,292	3,060,835
*	Tarragon Corp.	10,084	1,311
*	Tarrant Apparel Group	9,957	4,978
	Tempur-Pedic International, Inc.	19,408	151,576
*	Tenneco Automotive, Inc.	34,900	171,359
* #	Texas Roadhouse, Inc.	60,304	423,334
*	The Children’s Place Retail Stores, Inc.	16,200	541,566
*	The DIRECTV Group, Inc.	54,400	1,190,816
* #	The Dress Barn, Inc.	51,696	494,214
*	The Hallwood Group, Inc.	797	26,699
	The Marcus Corp.	19,410	272,322
#	The McClatchey Co.	18,784	57,667
	The Men’s Wearhouse, Inc.	36,743	561,800
#	The New York Times Co. Class A	136,489	1,364,890
	The Pep Boys - Manny, Moe & Jack	25,672	123,739
#	The Stanley Works	62,100	2,033,154

10

* #	The Steak n Shake Co.	27,862	143,489
#	The TJX Companies, Inc.	24,944	667,501
* #	The Walking Co Holdings, Inc.	4,714	16,876
*	The Wet Seal, Inc. Class A	9,998	29,394
* #	thinkorswim Group, Inc.	24,477	195,816
	Thor Industries, Inc.	42,168	754,807
*	Ticketmaster	27,760	268,717
#	Tiffany & Co.	53,644	1,472,528
*	Timberland Co. Class A	15,126	183,025
	Time Warner, Inc.	1,103,320	11,132,499
* #	TiVo, Inc.	32,332	222,121
*	Toll Brothers, Inc.	137,400	3,176,688
* #	Tractor Supply Co.	30,900	1,284,204
*	Trans World Entertainment Corp.	1,798	4,315
*	Triple Crown Media, Inc.	1,900	38
* #	True Religion Apparel, Inc.	14,900	249,575
* #	Trump Entertainment Resorts, Inc.	16,000	10,720
*	TRW Automotive Holdings Corp.	86,062	543,912
	Tupperware Corp.	28,324	716,597
*	Tween Brands, Inc.	18,900	161,028
	Tyco Electronics, Ltd.	152,500	2,964,600
* #	Under Armour, Inc. Class A	5,200	135,200
*	Unifi, Inc.	59,616	286,157
	Unifirst Corp.	12,754	416,163
*	Universal Electronics, Inc.	11,255	237,818
* #	Universal Technical Institute, Inc.	14,748	243,342
* #	Urban Outfitters, Inc.	11,700	254,358
	V.F. Corp.	53,300	2,936,830
* #	Vail Resorts, Inc.	34,100	1,134,166
* #	Valassis Communications, Inc.	32,900	146,076
	Value Line, Inc.	2,830	109,096
*	ValueVision Media, Inc. Class A	17,572	12,125
* #	VCG Holding Corp.	8,900	21,538
* #	Viacom, Inc. Class A	2,853	61,197
*	Viacom, Inc. Class B	36,600	740,052
	Virco Manufacturing Corp.	8,180	22,413
	Visteon Corp.	39,700	27,393
* #	Volcom, Inc.	9,458	122,292
*	Voyager Learning Co.	7,226	10,839
	WABCO Holdings, Inc.	5,300	97,361
*	Warnaco Group, Inc.	35,472	1,057,420
#	Warner Music Group Corp.	46,600	192,924
#	Washington Post Co.	1,925	821,590
#	Weight Watchers International, Inc.	18,000	563,040
*	Wells-Gardner Electronics Corp.	2,976	1,934
* #	Wendy’s/Arby’s Group, Inc.	267,288	967,583
* #	West Marine, Inc.	16,073	101,742
*	Westwood One, Inc.	32,200	9,338
	Weyco Group, Inc.	5,715	158,877
#	Whirlpool Corp.	45,955	2,143,801
	Wiley (John) & Sons, Inc. Class A	41,378	1,439,127
	Wiley (John) & Sons, Inc. Class B	3,422	119,017
*	Williams Controls, Inc.	2,299	27,588
#	Williams-Sonoma, Inc.	85,662	709,281
*	Winmark Corp.	795	11,949

11

	Winnebago Industries, Inc.	12,100	71,874
* #	WMS Industries, Inc.	28,729	718,225
#	Wolverine World Wide, Inc.	38,707	909,614
#	World Wrestling Entertainment, Inc.	20,161	287,093
*	WPT Enterprises, Inc.	3,728	1,417
	Wyndham Worldwide Corp.	153,101	1,253,897
#	Wynn Resorts, Ltd.	11,700	706,680
	Xerium Technologies, Inc.	11,600	45,124
*	Young Broadcasting, Inc. Class A	1,630	100
	Yum! Brands, Inc.	23,904	693,455
* #	Zale Corp.	39,800	678,988
* #	Zumiez, Inc.	12,213	119,199
Total Consumer Discretionary			312,510,556

Consumer Staples — (7.1%)
	Alberto-Culver Co.	68,972	1,774,650
#	Alico, Inc.	5,220	205,616
*	Alliance One International, Inc.	57,572	192,290
	Altria Group, Inc.	409,900	7,865,981
#	Andersons, Inc.	14,634	389,703
#	Anheuser-Busch Companies, Inc.	34,500	2,140,035
	Archer-Daniels-Midland Co.	158,839	3,292,732
#	Arden Group, Inc. Class A	1,742	261,300
	Avon Products, Inc.	26,922	668,473
	B&G Foods, Inc.	5,790	21,597
* #	BJ’s Wholesale Club, Inc.	48,769	1,716,669
*	Boston Beer Co., Inc. Class A	5,857	221,336
*	Bridgford Foods Corp.	5,766	23,064
	Brown-Forman Corp. Class A	2,536	114,120
	Brown-Forman Corp. Class B	8,759	397,659
*	Cagle’s, Inc. Class A	1,262	4,165
	Calavo Growers, Inc.	8,730	88,609
#	Cal-Maine Foods, Inc.	15,945	468,624
	Campbell Soup Co.	37,516	1,423,732
*	Caribou Coffee Co.	5,190	9,238
	Casey’s General Stores, Inc.	42,072	1,270,574
	CCA Industries, Inc.	1,800	8,100
*	Central European Distribution Corp.	28,767	828,202
*	Central Garden & Pet Co.	14,100	47,658
*	Central Garden & Pet Co. Class A	16,028	50,969
* #	Chattem, Inc.	8,600	650,762
#	Chiquita Brands International, Inc.	41,771	570,174
#	Church & Dwight Co., Inc.	40,600	2,399,054
	Clorox Co.	12,900	784,449
	Coca-Cola Bottling Co.	2,892	127,769
	Coca-Cola Co.	145,713	6,420,115
	Coca-Cola Enterprises, Inc.	259,919	2,612,186
	Colgate-Palmolive Co.	28,098	1,763,430
*	Collective Brands, Inc.	2,388	30,543
	ConAgra, Inc.	186,400	3,247,088
*	Constellation Brands, Inc. Class A	126,100	1,581,294
*	Constellation Brands, Inc. Class B	5,807	72,820
	Corn Products International, Inc.	72,577	1,765,073
	Costco Wholesale Corp.	35,000	1,995,350
*	Craft Brewers Alliance, Inc.	5,780	16,126

12

*	Cuisine Solutions, Inc.	3,822	9,593
	CVS Caremark Corp.	476,985	14,619,590
*	Darling International, Inc.	42,457	320,126
*	Dean Foods Co.	63,100	1,379,366
	Del Monte Foods Co.	180,739	1,140,463
#	Diamond Foods, Inc.	12,300	359,529
* #	Elizabeth Arden, Inc.	25,487	440,670
*	Energizer Holdings, Inc.	5,300	258,958
	Estee Lauder Companies, Inc.	10,700	385,628
	Farmer Brothers Co.	14,386	345,264
#	Flowers Foods, Inc.	54,392	1,612,723
	GateHouse Media, Inc.	25,200	2,142
	General Mills, Inc.	54,044	3,660,941
	Golden Enterprises, Inc.	3,587	7,712
#	Great Atlantic & Pacific Tea, Inc.	48,526	401,310
* #	Green Mountain Coffee, Inc.	11,236	325,732
	Griffin Land & Nurseries, Inc. Class A	3,796	116,423
*	Hain Celestial Group, Inc.	34,187	794,506
* #	Hansen Natural Corp.	18,900	478,548
	Heinz (H.J.) Co.	18,561	813,343
	Hormel Foods Corp.	50,772	1,434,817
*	IGI Labratories, Inc.	4,339	3,688
	Imperial Sugar Co.	9,500	112,480
	Ingles Market, Inc. Class A	10,872	202,872
*	Integrated Biopharma, Inc.	1,529	657
#	Inter Parfums, Inc.	26,023	303,428
	J & J Snack Foods Corp.	16,945	531,395
#	J.M. Smucker Co.	56,224	2,505,341
*	Katy Industries, Inc.	600	750
	Kellogg Co.	23,614	1,190,618
	Kimberly-Clark Corp.	19,000	1,164,510
	Kraft Foods, Inc.	456,138	13,291,861
	Lancaster Colony Corp.	21,553	679,782
#	Lance, Inc.	24,000	496,560
* #	Lifeway Foods, Inc.	3,829	38,290
	Lorillard, Inc.	9,100	599,326
#	Mannatech, Inc.	20,918	83,881
* #	Maui Land & Pineapple Co., Inc.	6,934	107,477
	McCormick & Co., Inc.	10,600	356,796
	McCormick & Co., Inc. Voting Common Stock	577	19,110
*	Medifast, Inc.	4,059	21,919
	MGP Ingredients, Inc.	11,310	17,191
	Molson Coors Brewing Co.	100,644	3,760,060
#	Molson Coors Brewing Co. Class A	400	14,800
*	Monterey Pasta Co.	14,154	22,363
#	Nash-Finch Co.	10,758	424,188
* #	National Beverage Corp.	29,574	270,898
*	Natural Alternatives International, Inc.	2,624	16,479
* #	Natural Health Trends Corp.	3,610	1,516
	Nature’s Sunshine Products, Inc.	400	3,160
*	NBTY, Inc.	56,300	1,315,731
#	Nu Skin Enterprises, Inc. Class A	41,815	538,995
	Oil-Dri Corp. of America	3,765	62,311
*	Omega Protein Corp.	13,209	97,482
*	Orchids Paper Products Co.	1,600	11,120

13

*	Overhill Farms, Inc.	5,552	24,706
*	Pantry, Inc.	11,210	246,844
* #	Parlux Fragrances, Inc.	16,100	52,003
*	Peet’s Coffee & Tea, Inc.	10,700	240,322
	Pepsi Bottling Group, Inc.	58,000	1,340,960
	PepsiAmericas, Inc.	123,788	2,343,307
	PepsiCo, Inc.	87,844	5,007,986
	Philip Morris International, Inc.	130,500	5,672,835
#	Pilgrim’s Pride Corp.	52,800	58,080
*	Prestige Brands Holdings, Inc.	48,140	332,647
	PriceSmart, Inc.	23,570	351,193
	Procter & Gamble Co.	571,788	36,903,198
	Ralcorp Holdings, Inc.	19,528	1,321,655
#	Reddy Ice Holdings, Inc.	7,400	19,684
#	Reliv’ International, Inc.	4,090	21,432
*	Revlon, Inc.	2,056	24,446
	Reynolds American, Inc.	96,793	4,738,985
* #	Rite Aid Corp.	259,632	129,816
	Rocky Mountain Chocolate Factory, Inc.	1,224	8,641
#	Ruddick Corp.	40,100	1,148,464
#	Safeway, Inc.	130,100	2,767,227
#	Sanderson Farms, Inc.	16,392	511,758
*	Sanfilippo (John B.) & Son, Inc.	5,698	41,083
	Sara Lee Corp.	269,000	3,007,420
*	Schiff Nutrition International, Inc.	7,327	43,156
	Seaboard Corp.	766	1,026,440
*	Seneca Foods Corp. Class A	3,424	55,708
*	Seneca Foods Corp. Class B	1,751	31,264
* #	Smithfield Foods, Inc.	109,088	1,147,606
	Spartan Stores, Inc.	17,300	466,927
* #	Spectrum Brands, Inc.	22,300	16,279
* #	Star Scientific, Inc.	15,345	48,797
	SUPERVALU, Inc.	126,404	1,799,993
	Sysco Corp.	35,371	926,720
	Tasty Baking Co.	3,240	14,191
	The Hershey Co.	14,000	521,360
#	The Kroger Co.	50,400	1,383,984
*	Tofutti Brands, Inc.	1,645	3,372
#	Tootsie Roll Industries, Inc.	26,004	646,719
*	TreeHouse Foods, Inc.	26,539	803,070
	Tyson Foods, Inc. Class A	184,700	1,614,278
* #	United Natural Foods, Inc.	29,502	659,075
	United-Guardian, Inc.	2,175	19,618
#	Universal Corp.	21,400	847,226
* #	USANA Health Services, Inc.	4,300	163,142
	UST, Inc.	15,100	1,020,609
	Vector Group, Ltd.	31,114	530,494
*	Vermont Pure Holdings, Ltd.	600	630
	Village Super Market, Inc.	1,945	95,577
#	Walgreen Co.	124,168	3,161,317
	Wal-Mart Stores, Inc.	404,300	22,563,983
	WD-40 Co.	13,200	384,120
	Weis Markets, Inc.	23,186	752,154
#	Whole Foods Market, Inc.	5,844	62,648
*	Winn-Dixie Stores, Inc.	48,106	722,552

14

*	Zapata Corp.	9,535	59,594
Total Consumer Staples			212,603,043

Energy — (8.4%)
*	Abraxas Petroleum Corp.	47,700	104,940
	Adams Resources & Energy, Inc.	3,260	60,636
*	Allis-Chalmers Energy, Inc.	27,128	183,385
#	Alon USA Energy, Inc.	26,300	231,966
*	Alpha Natural Resources, Inc.	35,600	1,273,412
* #	American Oil & Gas, Inc.	27,627	49,729
	Anadarko Petroleum Corp.	133,128	4,699,418
	Apache Corp.	79,063	6,509,257
#	Arch Coal, Inc.	41,400	886,374
* #	Arena Resources, Inc.	17,200	524,256
	Atlas America, Inc.	31,299	717,060
*	ATP Oil & Gas Corp.	13,400	161,336
*	Atwood Oceanics, Inc.	25,236	693,485
#	Baker Hughes, Inc.	15,872	554,726
	Barnwell Industries, Inc.	3,520	22,528
*	Basic Energy Services, Inc.	31,800	435,024
	Berry Petroleum Corp. Class A	26,161	609,551
*	Bill Barret Corp.	40,439	824,956
	BJ Services Co.	108,372	1,392,580
*	Bolt Technology Corp.	6,300	51,093
*	Boots & Coots International Well Control, Inc.	36,000	61,920
*	Brigham Exploration Co.	37,554	294,423
* #	Bristow Group, Inc.	18,580	460,227
*	Bronco Drilling Co., Inc.	19,800	152,856
	Cabot Oil & Gas Corp.	59,000	1,656,130
*	Cal Dive International, Inc.	9,761	83,066
*	Callon Petroleum Co.	11,522	118,907
* #	Cameron International Corp.	12,544	304,317
#	CARBO Ceramics, Inc.	21,000	908,670
* #	Carrizo Oil & Gas, Inc.	14,200	332,138
* #	Cheniere Energy, Inc.	24,500	91,630
	Chesapeake Energy Corp.	164,600	3,616,262
	Chevron Corp.	594,814	44,373,124
#	Cimarex Energy Co.	54,200	2,192,932
	CKX Lands, Inc.	1,446	16,824
*	Clayton Williams Energy, Inc.	7,564	366,325
*	CNX Gas Corp.	21,800	551,322
*	Complete Production Services, Inc.	66,145	819,537
* #	Comstock Resources, Inc.	36,188	1,788,411
	ConocoPhillips	467,578	24,323,408
	CONSOL Energy, Inc.	12,900	404,931
*	Contango Oil & Gas Co.	4,916	270,380
*	CREDO Petroleum Corp.	192	1,680
	Crosstex Energy, Inc.	18,978	193,765
* #	Crusader Energy Group, Inc.	12,343	24,686
*	Dawson Geophysical Co.	6,270	153,803
	Delek US Holdings, Inc.	25,500	142,545
* #	Delta Petroleum Corp.	91,577	860,824
*	Denbury Resources, Inc.	99,400	1,263,374
	Devon Energy Corp.	137,600	11,126,336
#	Diamond Offshore Drilling, Inc.	10,800	959,040

15

*	Dresser-Rand Group, Inc.	22,300	499,520
*	Dril-Quip, Inc.	16,000	395,200
*	Dune Energy, Inc.	22,695	7,943
*	Edge Petroleum Corp.	20,381	12,025
	El Paso Corp.	52,444	508,707
*	Encore Acquisition Co.	49,672	1,547,283
*	Endeavour International Corp.	39,903	29,927
*	Energy Partners, Ltd.	24,800	107,136
#	ENSCO International, Inc.	41,855	1,590,909
	EOG Resources, Inc.	52,500	4,248,300
* #	Evergreen Energy, Inc.	12,340	4,442
*	Evolution Petroleum Corp.	4,555	7,425
*	EXCO Resources, Inc.	83,600	768,284
* #	Exterran Holdings, Inc.	26,614	596,420
	Exxon Mobil Corp.	403,184	29,883,998
*	FMC Technologies, Inc.	13,400	468,866
* #	Forest Oil Corp.	41,952	1,225,418
#	Foundation Coal Holdings, Inc.	23,000	477,480
#	Frontier Oil Corp.	15,000	198,150
* #	FX Energy, Inc.	27,299	133,492
* #	Gasco Energy, Inc.	36,100	28,880
*	Geokinetics, Inc.	1,710	9,747
*	Geomet, Inc.	1,692	4,991
*	GeoResources, Inc.	1,800	26,892
* #	GMX Resources, Inc.	6,800	256,700
* #	Goodrich Petroleum Corp.	10,885	302,168
* #	Grey Wolf, Inc.	141,959	911,377
	Gulf Island Fabrication, Inc.	12,100	238,491
*	Gulfmark Offshore, Inc.	16,972	627,964
*	Gulfport Energy Corp.	33,878	238,840
#	Halliburton Co.	45,207	894,647
* #	Harvest Natural Resources, Inc.	24,244	205,832
* #	Helix Energy Solutions Group, Inc.	31,703	334,784
	Helmerich & Payne, Inc.	49,030	1,682,219
	Hess Corp.	63,000	3,793,230
*	HKN, Inc.	4,150	21,663
	Holly Corp.	8,700	170,781
*	Hornbeck Offshore Services, Inc.	20,100	478,380
	Houston American Energy Corp.	1,022	4,078
*	Infinity, Inc.	7,344	3,011
* #	International Coal Group, Inc.	65,300	305,604
* #	James River Coal Co.	3,800	73,036
	Lufkin Industries, Inc.	11,500	601,680
	Marathon Oil Corp.	200,388	5,831,291
* #	Mariner Energy, Inc.	78,942	1,135,975
	Massey Energy Co.	49,100	1,133,719
*	Matrix Service Co.	23,485	287,691
*	McMoran Exploration Co.	39,300	557,667
*	Meridian Resource Corp.	67,129	79,884
*	Mitcham Industries, Inc.	6,799	37,123
	Murphy Oil Corp.	53,506	2,709,544
*	NATCO Group, Inc. Class A	11,600	245,224
* #	National Coal Corp.	19,000	81,510
* #	National-Oilwell, Inc.	92,118	2,753,407
*	Natural Gas Services Group	9,472	125,504

16

*	New Concept Energy, Inc.	318	2,099
*	Newfield Exploration Co.	51,744	1,189,077
*	Newpark Resources, Inc.	79,899	459,419
	Noble Energy, Inc.	58,500	3,031,470
	Occidental Petroleum Corp.	157,660	8,756,436
*	Oceaneering International, Inc.	12,000	338,040
*	Oil States International, Inc.	37,100	858,123
*	OMNI Energy Services Corp.	8,800	19,800
	Overseas Shipholding Group, Inc.	25,372	953,480
*	Pacific Ethanol, Inc.	18,900	17,010
	Panhandle Royalty Co.	5,648	141,200
*	Parallel Petroleum Corp.	26,600	106,666
*	Parker Drilling Co.	113,700	582,144
	Patterson-UTI Energy, Inc.	119,544	1,586,349
#	Peabody Energy Corp.	13,500	465,885
	Penn Virginia Corp.	43,200	1,605,744
*	Petrohawk Energy Corp.	96,671	1,831,915
*	Petroleum Development Corp.	11,557	239,345
* #	PetroQuest Energy, Inc.	30,900	307,455
*	PHI, Inc. Non-Voting	11,530	241,899
*	PHI, Inc. Voting	1,866	43,478
*	Pioneer Drilling Co.	38,400	297,216
	Pioneer Natural Resources Co.	60,300	1,678,149
*	Plains Exploration & Production Co.	80,184	2,261,189
*	PowerSecure International, Inc.	7,388	28,444
*	Pride International, Inc.	65,940	1,239,013
*	Quest Resource Corp.	18,261	7,761
* #	Quicksilver Resources, Inc.	39,200	410,424
	Range Resources Corp.	47,400	2,001,228
* #	Rentech, Inc.	16,800	12,432
	Rowan Companies, Inc.	71,300	1,293,382
*	Royale Energy, Inc.	4,960	17,558
#	RPC, Inc.	69,886	740,093
#	Schlumberger, Ltd.	76,000	3,925,400
* #	SEACOR Holdings, Inc.	22,500	1,511,325
#	Smith International, Inc.	17,278	595,745
* #	Southwestern Energy Co.	32,576	1,160,357
	Spectra Energy Corp.	52,068	1,006,474
	St. Mary Land & Exploration Co.	48,500	1,207,165
*	Stone Energy Corp.	29,330	889,872
* #	SulphCo, Inc.	28,200	56,400
#	Sunoco, Inc.	53,900	1,643,950
*	Superior Energy Services, Inc.	55,622	1,185,861
* #	Superior Well Services, Inc.	18,597	311,500
*	Swift Energy Corp.	27,434	880,083
*	Syntroleum Corp.	7,746	7,436
* #	T-3 Energy Services, Inc.	9,316	224,609
#	Tesoro Petroleum Corp.	37,800	365,526
* #	Teton Energy Corp.	14,289	21,576
*	TETRA Technologies, Inc.	57,500	400,200
*	TGC Industries, Inc.	14,490	32,602
#	The Williams Companies, Inc.	41,844	877,469
	Tidewater, Inc.	53,186	2,319,441
* #	Toreador Resources Corp.	11,943	88,378
* #	Transmeridian Exploration, Inc.	13,900	2,918

17

* #	Trico Marine Services, Inc.	13,500	121,500
* #	Tri-Valley Corp.	5,300	25,175
* #	TXCO Resources, Inc.	21,917	114,845
*	Union Drilling, Inc.	17,200	94,256
*	Unit Corp.	45,500	1,708,070
* #	Uranium Resources, Inc.	18,165	17,075
#	USEC, Inc.	50,190	207,285
*	VAALCO Energy, Inc.	37,100	196,630
	Valero Energy Corp.	152,068	3,129,559
* #	Venoco, Inc.	28	118
*	VeraSun Energy Corp.	1,900	969
* #	Verenium Corp.	7,200	7,344
#	W&T Offshore, Inc.	68,600	1,315,062
*	Warren Resources, Inc.	48,089	254,391
*	Westmoreland Coal Co.	4,512	44,443
*	Whiting Petroleum Corp.	35,100	1,824,849
	World Fuel Services Corp.	19,595	419,921
	XTO Energy, Inc.	102,950	3,701,052
Total Energy			251,464,718

Financials — (16.9%)
* #	1st Constitution Bancorp	2,398	22,517
	1st Source Corp.	19,128	410,487
	21st Century Holding Co.	6,546	35,479
	Abigail Adams National Bancorp, Inc.	2,023	8,092
	Abington Bancorp, Inc.	22,604	233,951
	Access National Corp.	8,054	47,076
#	Advance America, Cash Advance Centers, Inc.	48,922	131,111
	Advanta Corp. Class A	11,188	26,516
	Advanta Corp. Class B	24,541	110,925
* #	Affiliated Managers Group, Inc.	9,900	459,162
	Affirmative Insurance Holdings, Inc.	9,681	11,520
	AFLAC, Inc.	60,230	2,666,984
*	Allegheny Corp.	6,810	1,920,420
	Alliance Bancorp, Inc. of Pennsylvania	447	3,576
	Alliance Financial Corp.	2,307	53,061
	Allstate Corp.	171,290	4,520,343
*	Alphatec Holdings, Inc.	12,324	48,433
*	AmComp, Inc.	8,800	106,832
	Amcore Financial, Inc.	20,161	93,749
	Ameriana Bancorp	898	6,623
	American Bancorp of New Jersey, Inc.	11,285	101,565
#	American Capital, Ltd.	114,144	1,603,723
	American Equity Investment Life Holding Co.	36,044	162,919
#	American Express Co.	81,512	2,241,580
	American Financial Group, Inc.	109,917	2,498,413
*	American Independence Corp.	5,200	17,940
	American National Bankshares, Inc.	4,100	60,475
	American National Insurance Co.	20,278	1,384,582
	American Physicians Capital, Inc.	600	24,546
	American River Bankshares	3,791	40,564
*	American Spectrum Realty, Inc.	640	18,080
#	American West Bancorporation	14,900	18,029
* #	AmeriCredit Corp.	70,500	413,130
	Ameriprise Financial, Inc.	36,648	791,597

18

	Ameris Bancorp	5,521	60,952
*	Amerisafe, Inc.	16,431	283,270
* #	AmeriServe Financial, Inc.	13,724	33,761
	AmTrust Financial Services, Inc.	22,820	224,092
#	Anchor Bancorp Wisconsin, Inc.	18,600	106,020
	AON Corp.	87,135	3,685,810
*	Appalachian Bancshares, Inc.	300	1,491
*	Argo Group International Holdings, Ltd.	557	17,768
#	Arrow Financial Corp.	7,875	204,671
#	Asset Acceptance Capital Corp.	26,155	212,117
#	Associated Banc-Corp.	96,355	2,125,591
	Assurant, Inc.	48,056	1,224,467
#	ASTA Funding, Inc.	8,870	30,158
#	Astoria Financial Corp.	90,988	1,730,592
*	Atlantic American Corp.	11,687	13,323
	Atlantic Coast Federal Corp.	7,807	50,824
	Auburn National Bancorporation, Inc.	217	4,774
* #	B of I Holding, Inc.	3,334	15,336
	Baldwin & Lyons, Inc. Class A	1,758	28,128
	Baldwin & Lyons, Inc. Class B	9,809	178,426
#	BancFirst Corp.	9,463	476,935
	Bancorp Rhode Island, Inc.	3,225	78,109
	BancorpSouth, Inc.	74,441	1,806,683
	BancTrust Financial Group, Inc.	2,088	26,016
	Bank Mutual Corp.	43,308	499,341
	Bank of America Corp.	1,303,336	31,501,631
#	Bank of Commerce Holdings	3,949	21,483
* #	Bank of Florida Corp.	5,985	36,509
	Bank of Granite Corp.	13,214	50,874
	Bank of Hawaii Corp.	31,900	1,617,649
	Bank of New York Mellon Corp.	328,970	10,724,422
	Bank of the Ozarks, Inc.	14,300	434,720
#	BankAtlantic Bancorp, Inc.	1,520	9,378
	BankFinancial Corp.	19,683	239,936
#	BankUnited Financial Corp. Class A	10,264	4,773
#	Banner Corp.	13,630	174,055
	Bar Harbor Bankshares	1,748	47,109
#	BB&T Corp.	183,469	6,577,364
	BCB Bancorp, Inc.	415	5,042
*	BCSB Bancorp, Inc.	1,100	9,977
*	Beach First National Bancshares, Inc.	2,116	10,919
	Benjamin Franklin Bancorp, Inc.	4,267	55,428
	Berkshire Bancorp, Inc.	3,850	24,563
	Berkshire Hills Bancorp, Inc.	9,122	237,446
	Beverly Hills Bancorp, Inc.	7,665	5,595
	Beverly National Corp.	1,093	20,330
#	BGC Partners, Inc. Class A	22,200	90,798
#	BlackRock, Inc.	18,800	2,469,192
*	BNCCORP, Inc.	2,290	14,313
#	BOK Financial Corp.	54,051	2,585,800
#	Boston Private Financial Holdings, Inc.	34,721	306,934
*	Broadpoint Securities Group, Inc.	6,175	18,216
●	Brooke Corp.	4,420	613
	Brookline Bancorp, Inc.	51,904	607,277
	Brooklyn Federal Bancorp, Inc.	1,074	15,573

19

	Brown & Brown, Inc.	115,900	2,378,268
	Brunswick Bancorp	120	720
#	Bryn Mawr Bank Corp.	4,440	94,084
	C&F Financial Corp.	1,773	34,556
	Cadence Financial Corp.	9,747	73,103
	California First National Bancorp	6,739	58,495
	Camco Financial Corp.	4,832	34,404
#	Camden National Corp.	4,780	139,815
	Capital Bank Corp.	6,807	53,775
	Capital City Bank Group, Inc.	14,718	412,104
	Capital Corp. of the West	4,057	9,331
	Capital One Financial Corp.	101,642	3,976,235
	Capital Properties, Inc.	700	16,100
#	Capital Southwest Corp.	3,396	346,392
	Capitol Bancorp, Ltd.	15,127	154,900
#	Capitol Federal Financial	39,424	1,833,610
	Cardinal Financial Corp.	21,975	137,124
#	Carrollton Bancorp	1,139	9,454
	Carver Bancorp, Inc.	1,427	9,618
	Cascade Financial Corp.	1,779	12,364
	Cash America International, Inc.	24,300	859,491
#	Cathay General Bancorp	43,961	1,076,165
* #	CB Richard Ellis Group, Inc.	16,625	116,541
	Center Bancorp, Inc.	10,266	104,713
	Center Financial Corp.	15,100	155,530
	Centerstate Banks of Florida, Inc.	5,199	90,983
	Central Bancorp, Inc.	400	2,850
*	Central Jersey Bancorp	245	1,676
	Central Pacific Financial Corp.	15,200	237,120
	Central Virginia Bankshares, Inc.	1,428	12,809
	Centrue Financial Corp.	4,239	46,120
	Century Bancorp, Inc. Class A	1,896	31,284
	CFS Bancorp, Inc.	2,552	20,671
	Charter Financial Corp.	3,253	27,651
	Chemical Financial Corp.	20,000	525,400
*	Chicopee Bancorp, Inc.	1,307	16,076
	Chubb Corp.	111,344	5,769,846
	Cincinnati Financial Corp.	105,495	2,741,815
#	CIT Group, Inc.	74,344	307,784
#	Citigroup, Inc.	795,672	10,860,923
	Citizens Community Bancorp, Inc.	5,240	30,968
	Citizens First Bancorp, Inc.	5,458	16,101
	Citizens Holding Co.	814	15,596
	Citizens Republic Bancorp, Inc.	16,664	49,159
	Citizens South Banking Corp.	4,847	32,717
* #	Citizens, Inc.	38,738	328,886
#	City Holding Co.	14,033	587,141
#	City National Corp.	44,765	2,396,270
#	Clifton Savings Bancorp, Inc.	23,755	258,930
	CNA Financial Corp.	171,445	2,667,684
*	CNA Surety Corp.	37,515	519,583
	CNB Financial Corp.	3,745	47,936
#	CoBiz Financial, Inc.	22,481	261,679
	Codorus Valley Bancorp, Inc.	2,111	21,416
#	Cohen & Steers, Inc.	24,740	449,526

20

*	Colonial Bankshares, Inc.	1,575	13,388
#	Colony Bankcorp, Inc.	2,957	25,874
#	Columbia Bancorp	3,818	13,554
	Columbia Banking System, Inc.	17,244	274,524
	Comerica, Inc.	100,848	2,782,396
	Comm Bancorp, Inc.	805	30,630
*	Command Security Corp.	754	2,488
	Commerce Bancshares, Inc.	61,047	2,886,302
#	Commercial National Financial Corp.	1,016	15,067
	Commonwealth Bankshares, Inc.	5,429	54,019
* #	Community Bancorp	7,592	24,446
#	Community Bank System, Inc.	25,837	644,633
	Community Bankshares, Inc.	1,930	40,453
	Community Capital Corp.	2,132	19,188
	Community Central Bank Corp.	1,223	3,180
	Community Trust Bancorp, Inc.	13,103	437,378
#	Community West Bancshares	3,113	11,674
	Compass Diversified Holdings	25,818	314,980
* #	CompuCredit Corp.	28,944	74,676
*	Conseco, Inc.	152,700	284,022
	Consolidated-Tokoma Land Co.	4,294	158,449
*	Consumer Portfolio Services, Inc.	12,886	13,917
#	Cooperative Bankshares, Inc.	2,417	7,009
*	Core-Mark Holding Co., Inc.	9,344	184,731
#	Corus Bankshares, Inc.	47,046	103,501
*	Cowen Group, Inc.	10,060	71,124
*	Cowlitz Bancorporation	3,103	20,061
	Crawford & Co. Class A	16,179	124,740
	Crawford & Co. Class B	15,970	231,565
*	Crescent Financial Corp.	5,008	26,793
	Cullen Frost Bankers, Inc.	44,572	2,494,695
#	CVB Financial Corp.	62,264	788,262
*	Dearborn Bancorp, Inc.	2,861	8,669
	Delphi Financial Group, Inc. Class A	40,253	633,985
#	Delta Financial Corp.	16,920	85
*	Diamond Hill Investment Group, Inc.	633	40,252
	Dime Community Bancshares	30,990	517,533
	Discover Financial Services	311,252	3,812,837
* #	Dollar Financial Corp.	13,659	158,854
	Donegal Group, Inc. Class A	17,337	283,980
	Donegal Group, Inc. Class B	2,541	41,545
* #	E*TRADE Financial Corp.	469,161	853,873
#	East West Bancorp, Inc.	40,372	700,454
	Eastern Insurance Holdings, Inc.	1,570	14,742
	Eastern Virginia Bankshares, Inc.	1,674	17,560
	Eaton Vance Corp.	11,944	262,768
	ECB Bancorp, Inc.	1,850	35,150
* #	eHealth, Inc.	6,234	79,296
#	EMC Insurance Group, Inc.	1,700	41,582
	Employers Holdings, Inc.	28,085	358,365
*	Encore Capital Group, Inc.	20,435	191,272
	Enterprise Bancorp, Inc.	653	8,411
	Enterprise Financial Services Corp.	10,653	197,613
	Erie Indemnity Co.	36,380	1,352,972
	ESB Financial Corp.	8,379	87,142

21

#	ESSA Bancorp, Inc.	6,214	86,126
	Evans Bancorp, Inc.	1,529	25,687
*	ExlService Holdings, Inc.	20,044	146,321
* #	EZCORP, Inc. Class A	32,700	517,968
	F.N.B. Corp.	75,713	991,840
#	Farmers Capital Bank Corp.	3,998	79,080
	FBL Financial Group, Inc. Class A	23,888	417,084
*	FCStone Group, Inc.	10,000	59,500
	Federal Agriculture Mortgage Corp. Class A	300	900
#	Federal Agriculture Mortgage Corp. Class C	5,372	31,158
* ●	Federal Trust Corp.	3,000	600
	Federated Investors, Inc.	21,600	522,720
	Fidelity Bancorp, Inc.	1,357	14,113
	Fidelity National Financial, Inc.	149,533	1,347,292
	Fidelity Southern Corp.	4,407	15,207
#	Fifth Third Bancorp	215,174	2,334,638
	Financial Federal Corp.	23,800	550,970
	Financial Institutions, Inc.	8,648	140,184
*	First Acceptance Corp.	30,428	92,805
	First Advantage Bancorp	269	2,685
	First American Corp.	89,924	1,835,349
#	First Bancorp	12,807	224,123
	First Bancorp of Indiana, Inc.	700	4,918
	First Bancorp, Inc.	5,741	103,338
	First Bancshares, Inc.	569	8,848
#	First Busey Corp.	28,840	537,578
	First Business Financial Services, Inc.	486	8,252
*	First California Financial Group, Inc.	1,230	8,007
*	First Cash Financial Services, Inc.	20,690	318,005
	First Citizens BancShares, Inc.	5,912	904,063
#	First Commonwealth Financial Corp.	67,315	744,504
#	First Community Bancshares, Inc.	9,571	299,572
	First Defiance Financial Corp.	5,206	52,320
#	First Federal Bancshares of Arkansas, Inc.	3,701	32,273
	First Federal Bankshares, Inc.	1,342	3,543
	First Federal of Northern Michigan Bancorp, Inc.	1,458	4,010
	First Financial Bancorp	34,149	459,304
#	First Financial Bankshares, Inc.	16,678	903,781
	First Financial Corp.	11,476	485,205
	First Financial Holdings, Inc.	9,912	215,090
	First Financial Northwest, Inc.	5,726	46,781
	First Financial Service Corp.	1,556	28,241
	First Franklin Corp.	461	2,692
#	First Horizon National Corp.	153,995	1,834,085
*	First Keystone Financial, Inc.	1,015	9,110
	First M&F Corp.	5,834	55,481
#	First Marblehead Corp.	52,950	90,015
* #	First Mariner Bancorp, Inc.	2,110	3,102
	First Merchants Corp.	8,472	186,469
*	First Mercury Financial Corp.	9,793	105,666
#	First Midwest Bancorp, Inc.	44,313	984,192
* #	First National Bancshares, Inc.	1	4
	First Niagara Financial Group, Inc.	109,724	1,730,347
	First PacTrust Bancorp, Inc.	2,119	21,614
	First Place Financial Corp.	8,911	61,219

22

*	First Regional Bancorp	10,804	59,422
	First Security Group, Inc.	7,788	58,332
#	First South Bancorp, Inc.	6,204	87,166
	First State Bancorporation	15,466	57,224
#	First State Financial Corp.	2,281	6,843
	First United Corp.	4,427	77,118
	First West Virginia Bancorp, Inc.	697	10,525
	Firstbank Corp.	2,859	26,250
*	FirstCity Financial Corp.	5,438	17,674
* #	FirstFed Financial Corp.	1,781	15,940
	FirstMerit Corp.	67,000	1,562,440
#	Flagstar Bancorp, Inc.	28,300	53,770
	Flushing Financial Corp.	20,293	315,556
	FNB United Corp.	5,965	38,355
	Forest City Enterprises, Inc. Class A	27,200	323,408
	Forest City Enterprises, Inc. Class B	6,800	81,872
* #	Forestar Real Estate Group, Inc.	10,500	91,875
*	Fox Chase Bancorp, Inc.	4,575	54,443
*	FPIC Insurance Group, Inc.	772	34,555
* #	Franklin Bank Corp.	6,600	1,584
*	Franklin Credit Management Corp.	1,436	574
	Franklin Resources, Inc.	14,300	972,400
#	Frontier Financial Corp.	36,436	242,664
#	Fulton Financial Corp.	166,190	1,744,995
* #	Fx Real Estate & Entertainment, Inc.	6,032	4,162
*	GAINSCO, INC.	3,200	3,872
	Gallagher (Arthur J.) & Co.	57,652	1,404,403
	GAMCO Investors, Inc.	5,744	218,674
#	Gateway Financial Holdings, Inc.	10,463	56,919
	Genworth Financial, Inc.	243,400	1,178,056
	German American Bancorp, Inc.	9,036	103,010
#	GFI Group, Inc.	26,968	86,567
	Glacier Bancorp, Inc.	44,654	900,671
*	Golfsmith International Holdings, Inc.	1,341	1,274
	Gouverneur Bancorp, Inc.	600	4,650
#	Great Southern Bancorp, Inc.	10,169	108,300
* #	Greater Atlantic Financial Corp.	840	1,541
#	Greene Bancshares, Inc.	10,288	203,188
#	Greenhill & Co., Inc.	9,700	639,909
#	Grubb & Ellis Co.	5,700	8,721
	GS Financial Corp.	500	7,745
* #	Guaranty Bancorp	41,540	176,960
	Guaranty Federal Bancshares, Inc.	1,840	15,750
* #	Guaranty Financial Group, Inc.	10,500	21,315
#	Habersham Bancorp	800	4,280
*	Hallmark Financial Services, Inc.	17,228	111,982
*	Hampden Bancorp, Inc.	2,563	25,246
#	Hancock Holding Co.	26,300	1,161,408
#	Hanmi Financial Corp.	23,972	95,888
	Hanover Insurance Group, Inc.	54,752	2,149,016
	Harleysville Group, Inc.	23,610	745,604
#	Harleysville National Corp.	27,391	379,913
	Harleysville Savings Financial Corp.	1,770	23,231
	Harrington West Financial Group, Inc.	3,605	13,699
*	Harris & Harris Group, Inc.	7,289	36,445

23

	Hartford Financial Services Group, Inc.	86,572	893,423
	Hawthorn Bancshares, Inc.	1,847	36,238
	HCC Insurance Holdings, Inc.	109,285	2,410,827
#	Heartland Financial USA, Inc.	13,803	327,821
	Hercules Technology Growth Capital, Inc.	12	104
	Heritage Commerce Corp.	11,899	153,973
	Heritage Financial Corp.	4,410	53,846
	Heritage Financial Group	6,861	67,890
	HF Financial Corp.	2,281	31,318
*	HFF, Inc.	5,000	12,700
*	Hilltop Holdings, Inc.	2,900	27,260
	Hingham Institution for Savings	899	25,981
	HMN Financial, Inc.	2,615	23,535
	Home Bancshares, Inc.	17,069	444,477
	Home Federal Bancorp, Inc.	10,914	126,493
	HopFed Bancorp, Inc.	968	10,474
	Horace Mann Educators Corp.	31,272	248,925
	Horizon Bancorp	885	15,311
#	Horizon Financial Corp.	7,850	47,179
*	HouseValues, Inc.	3,514	9,347
	Hudson City Bancorp, Inc.	180,220	3,389,938
#	Huntington Bancshares, Inc.	236,340	2,233,413
	IBERIABANK Corp.	11,194	570,222
	Imperial Capital Bancorp, Inc.	500	2,580
	Independence Holding Co.	10,714	69,962
#	Independent Bank Corp. (MA)	13,580	390,697
	Independent Bank Corp. (MI)	6,630	24,332
	Indiana Community Bancorp	2,355	42,390
	Infinity Property & Casualty Corp.	8,000	318,560
	Integra Bank Corp.	15,735	94,882
*	IntercontinentalExchange, Inc.	5,300	453,468
*	International Assets Holding Corp.	890	14,365
#	International Bancshares Corp.	60,559	1,572,717
	Intervest Bancshares Corp.	4,600	27,508
*	Investment Technology Group, Inc.	29,200	595,972
*	Investors Bancorp, Inc.	88,753	1,274,493
	Investors Capital Holdings, Ltd.	2,039	6,933
	Investors Title Co.	1,604	60,888
#	Irwin Financial Corp.	15,300	33,660
	Janus Capital Group, Inc.	75,403	885,231
#	Jefferies Group, Inc.	61,575	974,732
	Jefferson Bancshares, Inc.	2,704	23,660
*	Jesup & Lamont, Inc.	1,801	1,045
	Jones Lang LaSalle, Inc.	9,700	319,324
	JPMorgan Chase & Co.	1,242,660	51,259,725
* #	KBW, Inc.	15,650	458,232
	Kearny Financial Corp.	42,335	488,123
	Kentucky First Federal Bancorp	1,021	9,710
	KeyCorp	164,561	2,012,581
#	K-Fed Bancorp	10,899	91,661
*	Knight Capital Group, Inc.	84,318	1,219,238
*	LaBranche & Co., Inc.	2,300	14,329
#	Lakeland Bancorp, Inc.	20,318	223,904
	Lakeland Financial Corp.	10,797	242,393
	LandAmerica Financial Group, Inc.	10,000	98,500

24

	Landmark Bancorp, Inc.	1,066	22,386
	Legacy Bancorp, Inc.	7,571	98,726
	Legg Mason, Inc.	71,000	1,575,490
#	Leucadia National Corp.	89,023	2,389,377
	Life Partners Holdings, Inc.	700	28,126
	Lincoln Bancorp	3,570	49,980
	Lincoln National Corp.	131,946	2,274,749
*	Liquidity Services, Inc.	5,441	45,704
	LNB Bancorp, Inc.	4,622	32,169
	Loews Corp.	140,216	4,656,573
* #	LoopNet, Inc.	16,178	122,467
	LSB Corp.	2,748	28,991
	LSB Financial Corp.	646	10,013
#	M&T Bank Corp.	66,025	5,354,628
#	Macatawa Bank Corp.	11,835	59,293
	MainSource Financial Group, Inc.	17,244	307,978
*	Markel Corp.	3,500	1,227,940
*	MarketAxess Holdings, Inc.	27,363	156,516
*	Marlin Business Services, Inc.	7,500	29,700
	Marsh & McLennan Companies, Inc.	132,000	3,870,240
#	Marshall & Ilsley Corp.	168,497	3,038,001
#	Mastercard, Inc.	6,400	946,048
	Mayflower Bancorp, Inc.	600	3,375
	MB Financial, Inc.	31,625	939,579
	MBIA, Inc.	196,256	1,929,196
#	MBT Financial Corp.	11,675	51,253
	MCG Capital Corp.	35,235	28,893
	Meadowbrook Insurance Group, Inc.	44,695	235,543
	Medallion Financial Corp.	14,600	118,114
#	Mercantile Bancorp, Inc.	5,221	74,399
	Mercantile Bank Corp.	3,236	31,357
	Mercer Insurance Group, Inc.	4,928	64,631
	Merchants Bancshares, Inc.	4,924	106,161
#	Mercury General Corp.	47,071	2,418,037
	Merrill Lynch & Co., Inc.	238,512	4,433,938
	Meta Financial Group, Inc.	1,360	14,212
	MetLife, Inc.	184,484	6,128,558
	MetroCorp Bancshares, Inc.	6,786	75,053
	MicroFinancial, Inc.	7,999	23,997
	Mid Penn Bancorp, Inc.	1,076	23,672
	MidSouth Bancorp, Inc.	3,785	62,642
#	Midwest Banc Holdings, Inc.	24,407	73,465
	MidWestOne Financial Group, Inc.	1,045	13,585
	Monroe Bancorp	3,054	30,693
	Moody’s Corp.	10,100	258,560
	Morgan Stanley	266,304	4,652,331
* #	Move, Inc.	55,832	93,798
	MutualFirst Financial, Inc.	2,323	20,326
	Nara Bancorp, Inc.	22,858	251,438
#	National City Corp.	162,261	438,105
#	National Financial Partners Corp.	20,672	137,676
	National Interstate Corp.	12,830	224,525
#	National Penn Bancshares, Inc.	69,986	1,185,563
	National Security Group, Inc.	977	8,060
	National Western Life Insurance Co. Class A	2,238	422,490

25

	Nationwide Financial Services, Inc.	25,380	1,200,728
	Naugatuck Valley Financial Corp.	117	903
*	Navigators Group, Inc.	15,364	776,036
#	NBT Bancorp, Inc.	27,940	778,967
	Nelnet, Inc. Class A	24,307	355,611
*	New Century Bancorp, Inc.	300	1,725
	New England Bancshares, Inc.	4,115	38,907
	New Hampshire Thrift Bancshares, Inc.	2,251	20,709
	New Westfield Financial, Inc.	25,979	268,883
	New York Community Bancorp, Inc.	205,820	3,223,141
	NewAlliance Bancshares, Inc.	110,270	1,521,726
	NewBridge Bancorp	7,578	28,569
*	Newport Bancorp, Inc.	2,300	26,450
*	NewStar Financial, Inc.	216	1,169
* #	Newtek Business Services, Inc.	17,259	11,305
* #	NexCen Brands, Inc.	29,500	2,437
*	Nexity Financial Corp.	400	600
	North Central Bancshares, Inc.	200	3,175
	North Valley Bancorp	2,786	16,855
	Northeast Bancorp	1,024	9,216
	Northeast Community Bancorp, Inc.	10,093	78,170
	Northern Trust Corp.	19,824	1,116,289
*	Northfield Bancorp, Inc.	1,399	16,928
	Northrim Bancorp, Inc.	4,806	63,391
	Northway Financial, Inc.	2,154	26,979
#	Northwest Bancorp, Inc.	39,236	1,039,754
	Norwood Financial Corp.	1,002	32,064
#	NYMAGIC, Inc.	5,479	95,609
	NYSE Euronext, Inc.	47,800	1,442,604
	Ocean Shore Holding Co.	6,110	49,094
	OceanFirst Financial Corp.	9,964	165,303
*	Ocwen Financial Corp.	10,200	68,340
	Odyssey Re Holdings Corp.	62,425	2,462,042
	Ohio Valley Banc Corp.	1,600	29,680
	Old National Bancorp	67,144	1,271,707
	Old Republic International Corp.	247,763	2,281,897
#	Old Second Bancorp, Inc.	10,339	139,577
*	OneBeacon Insurance Group, Ltd.	12,820	176,916
	optionsXpress Holding, Inc.	19,135	339,838
*	Oritani Financial Corp.	14,086	240,589
#	PAB Bankshares, Inc.	3,764	23,149
#	Pacific Capital Bancorp	40,306	791,610
	Pacific Continental Corp.	7,251	103,327
	Pacific Mercantile Bancorp	6,657	27,959
*	Pacific Premier Bancorp, Inc.	2,285	9,140
*	Pacific State Bancorp	1,732	9,050
#	PacWest Bancorp	22,568	563,974
	Pamrapo Bancorp, Inc.	2,565	21,751
	Park Bancorp, Inc.	700	7,987
#	Park National Corp.	12,009	873,655
	Parkvale Financial Corp.	3,750	56,175
#	Peapack-Gladstone Financial Corp.	4,103	131,419
* # ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	16,274	2,278
	Penns Woods Bancorp, Inc.	1,793	44,377

26

* #	Pennsylvania Commerce Bancorp, Inc.	4,424	131,614
*	Penson Worldwide, Inc.	2,921	20,856
	Peoples Bancorp of North Carolina	4,359	44,026
	Peoples Bancorp, Inc. (709788202)	1,479	16,861
	Peoples Bancorp, Inc. (709789101)	9,064	173,576
*	Peoples Community Bancorp	1,902	2,339
	People’s United Financial, Inc.	71,561	1,252,318
*	Philadelphia Consolidated Holding Corp.	56,856	3,325,507
*	PICO Holdings, Inc.	15,672	392,427
	Pinnacle Bancshares, Inc.	444	3,941
*	Pinnacle Financial Partners, Inc.	17,624	515,678
*	Piper Jaffray Companies, Inc.	1,000	39,450
*	PMA Capital Corp. Class A	20,257	93,587
	PNC Financial Services Group, Inc.	104,703	6,980,549
	Porter Bancorp, Inc.	1,262	23,336
* #	Portfolio Recovery Associates, Inc.	13,360	479,357
	Preferred Bank	6,172	43,142
	Premier Financial Bancorp, Inc.	2,508	21,945
	Presidential Life Corp.	1,300	12,194
	Princeton National Bancorp, Inc.	1,700	41,183
	Principal Financial Group, Inc.	71,548	1,358,697
#	PrivateBancorp, Inc.	28,509	1,026,609
*	ProAssurance Corp.	31,867	1,751,092
#	Progressive Corp.	103,764	1,480,712
#	Prosperity Bancshares, Inc.	43,714	1,451,742
	Protective Life Corp.	61,774	515,813
	Providence Community Bancshares, Inc.	729	5,810
#	Provident Bankshares Corp.	20,700	220,869
	Provident Financial Holdings, Inc.	2,687	15,450
	Provident Financial Services, Inc.	50,684	743,027
	Provident New York Bancorp	36,048	434,018
	Prudential Bancorp, Inc. of Pennsylvania	5,128	49,280
	Prudential Financial, Inc.	124,486	3,734,580
	PSB Holdings, Inc.	3,341	18,108
#	Pulaski Financial Corp.	6,926	55,408
#	QC Holdings, Inc.	15,290	123,237
	Radian Group, Inc.	14,372	51,739
	Rainier Pacific Financial Group, Inc.	4,450	20,025
#	Raymond James Financial, Inc.	111,996	2,608,387
#	Regions Financial Corp.	106,217	1,177,947
* #	Reinsurance Group of America, Inc. Class A	51,434	1,920,546
*	Reinsurance Group of America, Inc. Class B	22,930	849,327
	Renasant Corp.	18,169	380,822
#	Republic Bancorp, Inc. Class A	6,912	159,114
*	Republic First Bancorp, Inc.	4,041	32,328
	Resource America, Inc.	12,628	72,611
*	Rewards Network, Inc.	22,680	86,184
	Riverview Bancorp, Inc.	8,785	41,992
#	RLI Corp.	18,839	1,081,170
#	Rockville Financial, Inc.	5,071	65,974
#	Roma Financial Corp.	8,530	124,112
	Rome Bancorp, Inc.	5,280	53,302
	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	24,745
	Rurban Financial Corp.	2,715	24,435
#	S&T Bancorp, Inc.	21,283	725,750

27

#	S.Y. Bancorp, Inc.	11,779	324,394
	Safety Insurance Group, Inc.	14,581	553,932
	Salisbury Bancorp, Inc.	1,076	28,514
#	Sanders Morris Harris Group, Inc.	21,259	157,317
	Sandy Spring Bancorp, Inc.	14,381	308,760
	SCBT Financial Corp.	8,708	295,114
#	Schwab (Charles) Corp.	63,401	1,212,227
*	Seabright Insurance Holdings	18,244	190,832
	Seacoast Banking Corp. of Florida	16,463	146,191
	Security Bank Corp.	8,940	17,701
*	Security National Financial Corp. Class A	2,326	4,164
	SEI Investments Co.	19,988	353,388
	Selective Insurance Group, Inc.	50,334	1,195,433
#	Shore Bancshares, Inc.	3,876	94,109
	SI Financial Group, Inc.	1,398	9,716
	Siebert Financial Corp.	8,302	16,687
#	Sierra Bancorp	7,656	152,814
*	Signature Bank	8,877	289,213
	Simmons First National Corp. Class A	11,978	371,558
*	SLM Corp.	6,700	71,489
#	Smithtown Bancorp, Inc.	7,801	153,446
	Somerset Hills Bancorp	2,552	21,692
#	South Financial Group, Inc.	55,108	320,177
	South Street Financial Corp.	897	4,037
*	Southcoast Financial Corp.	3,770	19,416
	Southern Community Financial Corp.	10,888	42,245
*	Southern Connecticut Bancorp, Inc.	1,300	6,500
*	Southern First Bancshares, Inc.	1,788	18,184
	Southern Missouri Bancorp, Inc.	499	5,938
	Southside Bancshares, Inc.	11,559	278,456
	Southwest Bancorp, Inc.	13,044	188,877
	Southwest Georgia Financial Corp.	1,793	25,012
* #	Sovereign Bancorp, Inc.	372,395	1,079,946
	StanCorp Financial Group, Inc.	50,342	1,715,655
	State Auto Financial Corp.	36,072	950,136
#	State Bancorp, Inc.	12,083	153,937
	State Street Corp.	106,110	4,599,869
#	StellarOne Corp.	14,671	249,407
	Sterling Bancorp	15,735	246,725
	Sterling Bancshares, Inc.	61,509	489,612
#	Sterling Financial Corp.	28,206	239,469
	Stewart Information Services Corp.	14,679	243,671
*	Stifel Financial Corp.	17,442	761,343
* #	Stratus Properties, Inc.	5,733	140,459
	Student Loan Corp.	11,197	408,691
	Suffolk Bancorp	7,739	251,131
*	Sun American Bancorp	2,523	4,857
*	Sun Bancorp, Inc.	22,369	223,690
	SunTrust Banks, Inc.	101,116	4,058,796
* #	Superior Bancorp	5,475	30,277
#	Susquehanna Bancshares, Inc.	85,057	1,317,533
* #	Susser Holdings Corp.	4,930	76,809
	Sussex Bancorp	1,931	13,910
*	SVB Financial Group	26,700	1,373,715
	SWS Group, Inc.	22,854	424,170

28

#	Synovus Financial Corp.	280,988	2,902,606
	T. Rowe Price Group, Inc.	18,300	723,582
	Taylor Capital Group, Inc.	6,912	77,760
#	TCF Financial Corp.	69,939	1,240,718
*	TD Ameritrade Holding Corp.	156,300	2,077,227
	Team Financial, Inc.	892	2,480
	Teche Holding Co.	690	20,700
* #	Tejon Ranch Co.	10,300	299,318
#	Temecula Valley Bancorp, Inc.	3,917	13,514
*	Texas Capital Bancshares, Inc.	24,372	435,040
	TF Financial Corp.	1,847	34,908
	TFS Financial Corp.	44,093	576,296
*	The Bancorp, Inc.	6,360	23,786
#	The Colonial BancGroup, Inc.	97,319	398,035
	The Goldman Sachs Group, Inc.	119,024	11,009,720
*	The Intergroup Corp.	677	8,811
*	The NASDAQ OMX Group, Inc.	84,820	2,753,257
	The Phoenix Companies, Inc.	1,900	12,293
	The Savannah Bancorp, Inc.	2,723	31,696
* #	The St. Joe Corp.	5,400	166,968
	The Travelers Companies, Inc.	177,178	7,538,924
	The Wilber Corp.	4,450	34,532
	Thomas Properties Group, Inc.	14,674	101,984
*	Thomas Weisel Partners Group, Inc.	24,243	136,246
#	TIB Financial Corp.	5,954	26,853
*	Tidelands Bancshares, Inc.	551	2,656
	TierOne Corp.	6,744	36,418
	Timberland Bancorp, Inc.	5,508	32,497
	Tompkins Financial Corp.	8,202	401,898
	Torchmark Corp.	26,810	1,119,854
	Tower Financial Corp.	1,125	9,878
#	Tower Group, Inc.	16,340	343,630
	TowneBank	7,569	165,534
* #	Tradestation Group, Inc.	37,735	295,465
	Transatlantic Holdings, Inc.	43,082	1,846,064
*	Tree.com, Inc.	4,626	12,536
* #	Triad Guaranty, Inc.	4,076	4,443
#	TriCo Bancshares	13,054	281,183
	TrustCo Bank Corp.	53,374	649,562
	Trustmark Corp.	51,683	1,060,535
	U.S. Bancorp	120,595	3,594,937
#	UCBH Holdings, Inc.	86,411	456,250
	UMB Financial Corp.	30,200	1,368,966
	Umpqua Holdings Corp.	29,318	498,992
*	Unico American Corp.	100	705
#	Union Bankshares Corp.	11,716	279,192
	Union Bankshares, Inc.	1,735	33,095
*	United America Indemnity, Ltd.	4,863	58,259
	United Bancshares, Inc.	1,986	21,052
#	United Bankshares, Inc.	31,200	995,280
*	United Capital Corp.	5,515	122,709
#	United Community Banks, Inc.	22,883	300,225
	United Community Financial Corp.	10,276	48,194
	United Financial Bancorp, Inc.	15,028	210,392
	United Fire & Casualty Co.	23,127	535,853

29

*	United PanAm Financial Corp.	11,444	20,027
#	United Security Bancshares	4,866	68,124
	United Western Bancorp, Inc.	6,086	69,076
	Unitrin, Inc.	56,520	1,186,920
	Unity Bancorp, Inc.	2,074	8,275
*	Universal American Corp.	38,120	337,362
	Universal Insurance Holdings, Inc.	2,600	6,968
	Univest Corp. of Pennsylvania	11,185	346,064
	Unum Group	224,324	3,533,103
#	Valley National Bancorp	90,829	1,725,751
	ViewPoint Financial Group	6,610	112,370
#	Vineyard National Bancorp Co.	7,683	5,993
*	Virginia Commerce Bancorp, Inc.	13,158	57,369
	VIST Financial Corp.	4,057	44,708
	W. R. Berkley Corp.	100,867	2,649,776
*	Waccamaw Bankshares, Inc.	432	2,696
#	Wachovia Corp.	225,901	1,448,025
	Waddell & Reed Financial, Inc.	18,572	269,665
	Wainwright Bank & Trust Co.	5,434	44,885
	Washington Banking Co.	3,867	30,124
	Washington Federal, Inc.	82,209	1,448,523
	Washington Trust Bancorp, Inc.	11,145	237,611
* #	Waterstone Financial, Inc.	11,131	91,831
	Wayne Savings Bancshares, Inc.	1,615	12,113
#	Webster Financial Corp.	44,035	816,409
	Wells Fargo & Co.	852,801	29,037,874
	Wesbanco, Inc.	22,305	606,250
	Wesco Financial Corp.	3,192	1,053,328
#	West Bancorporation	15,109	188,863
#	West Coast Bancorp	10,100	88,072
#	Westamerica Bancorporation	20,400	1,167,900
* #	Western Alliance Bancorp	13,234	195,996
#	Westwood Holdings Group, Inc.	1,940	74,399
	White Mountains Insurance Group, Ltd.	6,812	2,346,734
#	Whitney Holding Corp.	62,486	1,187,234
*	Willis Group Holdings, Ltd.	8,630	226,451
	Willow Financial Bancorp, Inc.	12,267	106,110
#	Wilmington Trust Corp.	54,572	1,574,948
#	Wilshire Bancorp, Inc.	17,199	189,705
*	Wilshire Enterprises, Inc.	400	768
	Wintrust Financial Corp.	19,900	509,440
* #	World Acceptance Corp.	12,072	223,091
	WSB Holdings, Inc.	4,123	16,410
	WVS Financial Corp.	1,462	24,679
#	Yadkin Valley Financial Corp.	10,517	156,598
	Zenith National Insurance Corp.	37,850	1,243,751
#	Zions Bancorporation	79,522	3,030,583
*	ZipRealty, Inc.	3,586	10,364
Total Financials			501,947,645

Health Care — (8.8%)
*	A.D.A.M., Inc.	2,504	10,742
* #	Abaxis, Inc.	15,535	238,773
	Abbott Laboratories	85,142	4,695,581
* #	ABIOMED, Inc.	18,864	275,037

30

* #	Abraxis Bioscience, Inc.	9,100	576,394
* #	Acadia Pharmaceuticals, Inc.	26,732	50,791
* #	Accelr8 Technology Corp.	2,183	5,807
*	Accelrys, Inc.	20,945	100,327
*	Accentia Biopharmaceuticals, Inc.	4,500	1,170
*	Accuray, Inc.	4,369	27,612
* #	Achillion Pharmaceuticals, Inc.	7,900	12,640
*	Acorda Therapeutics, Inc.	2,445	49,878
*	Acusphere, Inc.	9,613	4,134
*	Adeona Pharmaceuticals, Inc.	1,000	500
*	Adolor Corp.	40,354	127,115
* #	Advanced Life Sciences Holdings, Inc.	9,781	3,032
* #	Advanced Medical Optics, Inc.	37,800	233,226
* #	ADVENTRX Pharmaceuticals, Inc.	19,542	2,925
	Aetna, Inc.	148,927	3,703,814
*	Affymax, Inc.	1,738	23,289
*	Affymetrix, Inc.	53,120	196,013
*	Air Methods Corp.	8,409	141,103
* #	Akorn, Inc.	20,283	63,080
*	Albany Molecular Research, Inc.	14,100	178,365
*	Alexion Pharmaceuticals, Inc.	18,088	737,086
* #	Alexza Pharmaceuticals, Inc.	600	1,710
* #	Align Technology, Inc.	22,575	156,445
*	Alkermes, Inc.	47,317	467,492
#	Allergan, Inc.	21,600	856,872
*	Alliance Imaging, Inc.	38,300	312,145
*	Allied Healthcare International, Inc.	33,944	49,219
*	Allied Healthcare Products, Inc.	4,008	17,134
*	Allion Healthcare, Inc.	22,940	99,330
*	Allos Therapeutics, Inc.	21,234	155,221
	Allscripts-Misys Healthcare Solutions, Inc.	25,900	168,350
*	Almost Family, Inc.	4,332	208,629
* #	Alnylam Pharmaceuticals, Inc.	17,203	395,669
	Alpharma, Inc. Class A	34,843	1,090,934
*	AMAG Pharmaceuticals, Inc.	13,093	400,384
* #	Amedisys, Inc.	25,283	1,426,214
*	America Services Group, Inc.	6,300	55,251
*	American Dental Partners, Inc.	12,520	109,300
*	American Medical Systems Holdings, Inc.	61,760	668,243
*	American Shared Hospital Services	2,089	2,455
* #	AMERIGROUP Corp.	44,459	1,111,475
	AmerisourceBergen Corp.	72,671	2,272,422
*	Amgen, Inc.	86,900	5,204,441
*	AMICAS, Inc.	32,099	59,383
*	AMN Healthcare Services, Inc.	30,069	270,320
*	Amsurg Corp.	24,736	616,916
* #	Amylin Pharmaceuticals, Inc.	12,487	127,492
*	Anadys Pharmaceuticals, Inc.	2,496	5,466
	Analogic Corp.	10,111	446,502
*	Anesiva, Inc.	17,910	13,074
*	AngioDynamics, Inc.	23,987	302,236
*	Anika Therapeutics, Inc.	8,464	51,038
* #	Antigenics, Inc.	36,724	27,543
*	AP Pharma, Inc.	250	143
	Applied Biosystems, Inc.	19,400	598,102

31

*	Arcadia Resources, Inc.	31,961	9,269
* #	Arena Pharmaceuticals, Inc.	44,730	164,606
* #	Ariad Pharmaceuticals, Inc.	16,500	32,835
* #	Arqule, Inc.	29,200	80,592
* #	Array BioPharma, Inc.	37,816	186,055
*	Arrhythmia Research Technology, Inc.	1,790	5,030
*	ArthroCare Corp.	18,956	393,906
* #	Aspect Medical Systems, Inc.	10,900	35,970
*	Assisted Living Concepts, Inc.	24,363	121,084
*	AtriCure, Inc.	1,096	7,091
	Atrion Corp.	1,091	107,965
*	ATS Medical, Inc.	9,800	25,970
* #	Auxilium Pharmaceuticals, Inc.	8,921	175,298
* #	Avalon Pharmaceuticals, Inc.	7,847	2,983
*	AVANIR Pharmaceuticals Class A	16,975	6,960
* #	AVI BioPharma, Inc.	10,948	9,415
* #	Avigen, Inc.	16,279	9,767
	Bard (C.R.), Inc.	7,500	661,875
*	Barr Laboratories, Inc.	40,421	2,597,453
	Baxter International, Inc.	34,900	2,111,101
	Beckman Coulter, Inc.	28,597	1,427,562
	Becton Dickinson & Co.	14,100	978,540
*	Bioanalytical Systems, Inc.	2,068	8,375
*	BioCryst Pharmaceuticals, Inc.	28,026	44,842
* #	Biogen Idec, Inc.	62,200	2,646,610
*	Bio-Imaging Technologies, Inc.	13,374	54,298
* #	BioLase Technology, Inc.	5,000	8,700
* #	BioMarin Pharmaceutical, Inc.	27,900	511,128
* #	BioMimetic Therapeutics, Inc.	13,140	107,485
* #	Bio-Rad Laboratories, Inc. Class A	15,900	1,357,542
*	Bio-Rad Laboratories, Inc. Class B	1,244	105,877
*	Bio-Reference Laboratories, Inc.	9,100	223,769
* #	BioSante Pharmaceuticals, Inc.	7,594	24,529
*	BioScrip, Inc.	32,112	96,336
* #	BioSphere Medical, Inc.	3,248	8,607
* #	Boston Scientific Corp.	170,300	1,537,809
*	Bovie Medical Corp.	8,100	51,435
	Bristol-Myers Squibb Co.	114,800	2,359,140
#	Brookdale Senior Living, Inc.	44,014	379,401
*	Bruker BioSciences Corp.	48,773	199,482
* #	BSD Medical Corp.	7,639	38,959
*	Cadence Pharmaceuticals, Inc.	22,575	147,415
* #	Caliper Life Sciences, Inc.	37,547	52,566
	Cambrex Corp.	24,184	108,828
*	Candela Corp.	10,600	7,102
*	Cantel Medical Corp.	14,667	140,803
*	Capital Senior Living Corp.	24,702	110,912
*	Caraco Pharmaceutical Laboratories, Ltd.	8,172	83,109
*	Cardiac Science Corp.	18,007	168,005
*	Cardica, Inc.	3,013	16,361
	Cardinal Health, Inc.	44,272	1,691,190
*	Catalyst Health Solutions, Inc.	29,184	492,334
*	Catalyst Pharmaceutical Partners, Inc.	1,750	4,200
*	Celera Corp.	70,590	798,373
* #	Celgene Corp.	30,807	1,979,658

32

* #	Cell Genesys, Inc.	23,200	5,313
* #	Cell Therapeutics, Inc.	22	7
* #	Celldex Therapeutics, Inc.	3,505	27,164
*	Celsion Corp.	3,725	10,505
*	Centene Corp.	36,483	687,340
* #	Cephalon, Inc.	20,535	1,472,770
* #	Cepheid, Inc.	28,300	335,921
* #	Cerner Corp.	30,900	1,150,407
*	Cerus Corp.	24,244	44,367
*	CHAD Therapeutics, Inc.	880	5
*	Charles River Laboratories International, Inc.	39,074	1,400,021
#	Chemed Corp.	15,548	680,847
	Cigna Corp.	79,579	1,297,138
* #	Clinical Data, Inc.	17,302	190,322
* #	Columbia Laboratories, Inc.	9,859	15,479
* #	CombiMatrix Corp.	3,880	24,522
*	CombinatoRx, Inc.	26,570	17,005
*	Community Health Systems, Inc.	78,079	1,600,620
#	Computer Programs & Systems, Inc.	2,800	77,532
* #	Conceptus, Inc.	9,700	157,140
*	CONMED Corp.	26,722	700,116
*	Continucare Corp.	24,264	57,263
#	Cooper Companies, Inc.	40,500	667,440
*	Corvel Corp.	9,911	265,813
* #	Covance, Inc.	15,700	785,000
*	Coventry Health Care, Inc.	57,544	759,005
* #	CPEX Pharmaceuticals, Inc.	1,424	16,590
*	Critical Therapeutics, Inc.	22,729	8,637
*	Cross Country Healthcare, Inc.	18,472	209,103
*	CryoLife, Inc.	20,900	280,060
*	Cubist Pharmaceuticals, Inc.	16,100	408,779
*	Curis, Inc.	4,000	3,440
*	Cutera, Inc.	9,078	77,254
* #	CV Therapeutics, Inc.	36,900	344,277
* #	Cyberonics, Inc.	18,690	238,111
* #	Cyclacel Pharmaceuticals, Inc.	15,929	7,327
*	Cynosure, Inc. Class A	8,174	71,604
* #	Cypress Bioscience, Inc.	31,800	172,992
*	Cytomedix, Inc.	855	462
* #	Cytori Therapeutics, Inc.	10,314	41,256
	Datascope Corp.	13,662	685,423
*	DaVita, Inc.	40,372	2,291,111
	Daxor Corp.	2,727	41,723
* #	Dendreon Corp.	39,910	196,357
#	DENTSPLY International, Inc.	8,400	255,192
*	DepoMed, Inc.	8,244	17,807
* #	Dexcom, Inc.	6,400	28,928
*	Dialysis Corp. of America	5,742	43,697
*	Digirad Corp.	4,900	4,116
*	Dionex Corp.	5,102	274,641
* #	Discovery Laboratories, Inc.	15,472	28,314
*	Durect Corp.	14,677	60,322
*	DUSA Pharmaceuticals, Inc.	3,939	4,294
* #	Dyax Corp.	39,289	131,618
*	Dynacq Healthcare, Inc.	2,725	9,401

33

* #	Dynavax Technologies Corp.	26,773	8,032
* #	Eclipsys Corp.	25,394	377,101
* #	Edwards Lifesciences Corp.	33,575	1,774,103
	Eli Lilly & Co.	65,800	2,225,356
*	Elite Pharmaceuticals, Inc.	4,415	442
*	Emergent Biosolutions, Inc.	19,855	357,589
* #	Emeritus Corp.	22,735	262,135
*	Emisphere Technologies, Inc.	15,800	19,276
*	Encision, Inc.	900	1,080
*	Endo Pharmaceuticals Holdings, Inc.	89,638	1,658,303
*	Endologix, Inc.	36,686	75,940
*	ENTREMED, Inc.	4,300	1,333
* #	Enzo Biochem, Inc.	8,300	47,891
* #	Enzon Pharmaceuticals, Inc.	37,616	186,952
*	EPIX Pharmaceuticals, Inc.	13,133	4,728
*	eResearch Technology, Inc.	23,500	151,810
*	etrials Worldwide, Inc.	5,248	5,773
* #	ev3, Inc.	40,658	263,057
*	Evotec AG Sponsored ADR	8,257	21,303
*	Exact Sciences Corp.	15,692	8,003
*	Exactech, Inc.	10,944	221,069
* #	Exelixis, Inc.	30,630	105,367
*	Express Scripts, Inc.	23,000	1,394,030
* #	Farville, Inc.	6,241	275
* #	Five Star Quality Care, Inc.	19,400	38,024
*	Forest Laboratories, Inc.	140,218	3,257,264
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	90,411
*	Genentech, Inc.	57,954	4,806,705
* #	Genitope Corp.	23,862	122
*	Genomic Health, Inc.	3,917	72,190
* #	Gen-Probe, Inc.	10,800	508,248
*	Gentiva Health Services, Inc.	25,059	680,352
* #	GenVec, Inc.	16,600	16,434
*	Genzyme Corp.	20,116	1,466,054
* #	Geron Corp.	67,601	269,052
*	Gilead Sciences, Inc.	43,774	2,007,038
*	Greatbatch, Inc.	20,034	435,740
* #	GTx, Inc.	14,240	201,069
* #	Haemonetics Corp.	20,800	1,228,448
* #	Halozyme Therapeutics, Inc.	15,334	73,450
* #	Hana Biosciences, Inc.	7,200	2,375
*	Hanger Orthopedic Group, Inc.	16,545	275,640
* #	Hansen Medical, Inc.	5,168	48,114
*	Harvard Bioscience, Inc.	21,957	68,067
*	Health Grades, Inc.	13,285	28,563
*	Health Management Associates, Inc.	114,600	240,660
*	Health Net, Inc.	109,980	1,416,542
* #	HEALTHSOUTH Corp.	26,781	335,834
*	HealthSpring, Inc.	38,245	631,807
*	HealthStream, Inc.	11,452	25,767
*	HealthTronics, Inc.	20,221	39,229
*	Healthways, Inc.	16,500	166,650
* #	Henry Schein, Inc.	41,172	1,927,261
#	Hill-Rom Holdings, Inc.	57,700	1,313,252
*	Hi-Tech Pharmacal Co., Inc.	9,522	69,415

34

* #	HLTH Corp.	82,534	684,207
*	HMS Holdings Corp.	13,348	330,630
*	Hollis-Eden Pharmaceuticals, Inc.	9,100	9,464
* #	Hologic, Inc.	49,248	602,796
*	Home Diagnostics, Inc.	3,955	34,448
	Hooper Holmes, Inc.	36,502	23,726
*	Hospira, Inc.	73,172	2,035,645
*	Human Genome Sciences, Inc.	40,326	130,253
*	Humana, Inc.	53,400	1,580,106
* #	Hythiam, Inc.	3,408	2,181
*	iBioPharma, Inc.	1,529	1,284
*	ICU Medical, Inc.	11,900	381,157
* #	Idenix Pharmaceuticals, Inc.	16,657	91,947
* #	Idera Pharmaceuticals, Inc.	5,657	54,986
* #	IDEXX Laboratories, Inc.	10,374	365,061
*	IDM Pharma, Inc.	17,917	29,384
*	I-Flow Corp.	19,144	107,972
* #	Illumina, Inc.	16,130	497,288
*	ImClone Systems, Inc.	22,100	1,519,596
*	Immtech International, Inc.	5,200	1,664
*	Immucor, Inc.	15,200	403,560
* #	ImmunoGen, Inc.	26,279	121,672
* #	Immunomedics, Inc.	25,300	37,950
*	Implant Sciences Corp.	1,959	549
	IMS Health, Inc.	18,200	260,988
*	Incyte Corp.	44,900	186,335
* #	Indevus Pharmaceuticals, Inc.	40,571	108,325
*	Infinity Pharmaceuticals, Inc.	10,256	48,511
*	Inovio Biomedical Corp.	10,600	3,922
* #	Inspire Pharmaceuticals, Inc.	23,200	84,912
*	Integra LifeSciences Holdings	16,890	634,051
*	IntegraMed America, Inc.	5,884	30,361
*	Interleukin Genetics, Inc.	6,530	3,134
* #	InterMune, Inc.	23,881	351,767
* #	Interpharm Holdings, Inc.	3,228	174
* #	Introgen Therapeutics, Inc.	26,100	10,440
*	Intuitive Surgical, Inc.	2,700	466,533
	Invacare Corp.	28,690	521,871
*	InVentiv Health, Inc.	25,518	241,655
*	Inverness Medical Innovations, Inc.	30,513	584,324
*	Invitrogen Corp.	68,090	1,960,311
*	Iridex Corp.	2,386	5,440
*	IRIS International, Inc.	14,232	158,687
*	Isis Pharmaceuticals, Inc.	17,100	240,426
* #	Isolagen, Inc.	14,813	7,851
*	ISTA Pharmaceuticals, Inc.	17,137	11,996
*	IVAX Diagnostics, Inc.	925	416
* #	Javelin Pharmaceuticals, Inc.	13,200	18,744
	Johnson & Johnson	142,350	8,731,749
* #	Kendle International, Inc.	11,500	207,805
* #	Kensey Nash Corp.	10,200	258,978
*	Keryx Biopharmaceuticals, Inc.	16,500	2,637
	Kewaunee Scientific Corp.	1,006	9,104
*	Kindred Healthcare, Inc.	25,500	369,495
* #	Kinetic Concepts, Inc.	11,100	268,731

35

*	King Pharmaceuticals, Inc.	240,363	2,112,791
*	K-V Pharmaceutical Co. Class A	23,805	404,685
*	K-V Pharmaceutical Co. Class B	5,408	90,043
*	La Jolla Pharmaceutical Co.	23,100	21,252
* #	Laboratory Corp. of America Holdings	19,800	1,217,502
	Landauer, Inc.	2,050	110,823
*	Langer, Inc.	4,540	3,360
*	Lannet Co., Inc.	7,643	21,783
#	LCA-Vision, Inc.	5,100	17,442
*	Lexicon Pharmaceuticals, Inc.	80,851	126,936
* #	LHC Group, Inc.	13,841	488,310
* #	LifePoint Hospitals, Inc.	56,955	1,365,211
* #	Ligand Pharmaceuticals, Inc. Class B	4,629	9,582
* #	Lincare Holdings, Inc.	61,019	1,607,851
* #	Luminex Corp.	20,498	382,288
*	Magellan Health Services, Inc.	37,482	1,384,585
*	Magyar Bancorp, Inc.	836	6,713
* #	Mannkind Corp.	14,518	54,588
	Martek Biosciences Corp.	32,234	961,540
*	Matrixx Initiatives, Inc.	7,561	123,925
*	Maxygen, Inc.	23,300	97,627
	McKesson Corp.	24,800	912,392
*	MDRNA, Inc.	3,600	1,260
*	Medarex, Inc.	80,943	569,029
*	MedCath Corp.	17,314	266,982
*	Medco Health Solutions, Inc.	44,888	1,703,500
*	Medical Action Industries, Inc.	13,896	159,804
*	Medical Staffing Network Holdings, Inc.	15,229	6,548
#	Medicis Pharmaceutical Corp. Class A	46,668	665,952
* #	Medivation, Inc.	8,100	152,037
*	MEDTOX Scientific, Inc.	6,548	64,498
	Medtronic, Inc.	65,858	2,656,053
*	Memory Pharmaceuticals Corp.	9,804	980
	Mentor Corp.	12,267	207,312
	Merck & Co., Inc.	119,205	3,689,395
	Merge Healthcare, Inc.	24,180	22,729
#	Meridian Bioscience, Inc.	16,250	399,425
*	Merit Medical Systems, Inc.	23,200	424,560
*	Metabasis Therapeutics, Inc.	17,603	15,843
*	Metropolitan Health Networks, Inc.	27,804	55,608
* #	Micromet, Inc.	14,140	58,681
*	Micrus Endovascular Corp.	4,721	55,708
* #	MiddleBrook Pharmaceuticals, Inc.	15,143	20,443
* #	Millipore Corp.	8,900	461,821
* #	Minrad International, Inc.	18,736	13,865
* #	Molecular Insight Pharmaceuticals, Inc.	21,692	108,460
* #	Molina Healthcare, Inc.	23,044	513,190
*	Momenta Pharmaceuticals, Inc.	28,600	260,546
*	Monogram Biosciences, Inc.	3,600	1,800
*	MTS Medication Technologies	2,178	8,603
*	MWI Veterinary Supply, Inc.	9,595	332,275
* #	Mylan, Inc.	118,400	1,014,688
*	Myriad Genetics, Inc.	19,800	1,249,182
*	Nabi Biopharmaceuticals	49,133	192,601
*	National Dentex Corp.	3,312	17,520

36

#	National Healthcare Corp.	10,263	420,886
	National Research Corp.	4,136	118,414
*	Natus Medical, Inc.	19,421	297,141
*	Nektar Therapeutics	16,399	90,686
* #	Neogen Corp.	10,930	322,107
*	Neose Technologies, Inc.	8,150	2,771
* #	Neurocrine Biosciences, Inc.	28,300	116,879
* #	Neurogen Corp.	21,993	3,739
* #	Neurometric, Inc.	1,600	2,080
*	Nighthawk Radiology Holdings, Inc.	24,200	111,078
*	NMT Medical, Inc.	8,604	9,378
* #	Northfield Laboratories, Inc.	4,700	4,042
*	Northstar Neuroscience, Inc.	6,713	8,727
*	Novacea, Inc.	4,117	5,476
* #	NovaMed, Inc.	17,600	62,304
* #	Novavax, Inc.	48,240	108,540
*	Noven Pharmaceuticals, Inc.	20,092	226,035
*	NPS Pharmaceuticals, Inc.	30,705	214,935
*	Nutraceutical International Corp.	8,850	80,978
* #	NuVasive, Inc.	15,033	707,904
* #	Nuvelo, Inc.	6,300	1,959
* #	NxStage Medical, Inc.	19,810	80,429
*	Odyssey Healthcare, Inc.	28,204	270,476
	Omnicare, Inc.	114,867	3,166,883
*	Omnicell, Inc.	26,562	291,651
* #	Omrix Biopharmaceuticals, Inc.	13,817	239,449
*	Onyx Pharmaceuticals, Inc.	14,900	402,002
*	Optimer Pharmaceuticals, Inc.	11,900	49,385
*	OraSure Technologies, Inc.	32,569	150,143
*	Orchid Cellmark, Inc.	19,239	22,702
* #	Ore Pharmaceuticals, Inc.	2,488	1,791
*	Orexigen Therapeutics, Inc.	6,259	29,730
*	Orthologic Corp.	2,952	2,096
* #	Oscient Pharmaceuticals Corp.	1	1
*	OSI Pharmaceuticals, Inc.	12,300	466,785
* #	Osiris Therapeutics, Inc.	9,108	138,168
*	Osteotech, Inc.	12,507	39,897
	Owens & Minor, Inc.	28,044	1,213,464
*	OxiGENE, Inc.	14,996	12,447
* #	Pain Therapeutics, Inc.	20,064	183,385
*	PainCare Holdings, Inc.	1,085	7
*	Palatin Technologies, Inc.	8,615	1,084
*	Palomar Medical Technologies, Inc.	5,100	58,344
*	Par Pharmaceutical Cos, Inc.	31,579	315,790
*	Parexel International Corp.	34,800	361,920
*	Patterson Companies, Inc.	19,600	496,468
*	PDI, Inc.	10,402	50,450
	PDL BioPharma, Inc.	20,089	195,868
*	Pediatrix Medical Group, Inc.	24,060	929,919
*	Penwest Pharmaceuticals Co.	1,840	2,300
#	PerkinElmer, Inc.	110,233	1,977,580
#	Perrigo Co.	60,007	2,040,238
	Pfizer, Inc.	1,930,512	34,189,368
#	Pharmaceutical Products Development Service, Inc.	23,232	719,727
* #	Pharmacopia, Inc.	12,586	11,327

37

*	Pharmanet Development Group, Inc.	11,867	18,987
* #	PharMerica Corp.	14,724	302,284
*	Phase Forward, Inc.	16,356	233,400
*	PHC, Inc.	13,963	27,786
*	Poniard Pharmaceuticals, Inc.	5,850	18,369
*	Pozen, Inc.	8,100	49,977
* #	Progenics Pharmaceuticals, Inc.	26,560	265,866
*	Prospect Medical Holdings, Inc.	2,320	5,568
*	Providence Service Corp.	9,200	11,040
* #	ProxyMed, Inc.	4,767	24
* #	PSS World Medical, Inc.	45,216	820,218
	Psychemedics Corp.	1,810	18,498
* #	Psychiatric Solutions, Inc.	44,140	1,469,421
*	QuadraMed Corp.	4,098	24,383
	Quest Diagnostics, Inc.	79,844	3,736,699
* #	Questcor Pharmaceuticals, Inc.	16,400	126,936
*	Quidel Corp.	12,800	202,368
*	Quigley Corp.	3,792	13,879
* #	RadNet, Inc.	20,880	71,827
*	Regeneration Technologies, Inc.	47,860	145,973
* #	Regeneron Pharmaceuticals, Inc.	18,522	357,475
*	RegeneRx Biopharmaceuticals, Inc.	5,972	5,673
*	RehabCare Group, Inc.	15,355	263,031
*	Repligen Corp.	27,615	110,736
* #	Repros Therapeutics, Inc.	8,625	67,620
*	Res-Care, Inc.	26,846	413,697
*	ResMed, Inc.	39,100	1,339,566
*	Retractable Technologies, Inc.	7,725	10,429
* #	Rigel Pharmaceuticals, Inc.	19,900	173,329
*	Rochester Medical Corp.	10,876	135,950
*	Rockwell Medical Technologies, Inc.	6,130	15,570
*	Rotech Healthcare, Inc.	2,927	146
*	Salix Pharmaceuticals, Ltd.	40,623	373,732
* #	Sangamo BioSciences, Inc.	20,288	158,449
*	Santarus, Inc.	9,650	16,212
* #	Savient Pharmaceuticals, Inc.	27,004	128,539
	Schering-Plough Corp.	164,048	2,377,056
*	SciClone Pharmaceuticals, Inc.	26,160	23,806
*	SCOLR Pharma, Inc.	4,500	3,375
* #	Seattle Genetics, Inc.	20,684	212,632
*	Senomyx, Inc.	6,752	16,880
*	SenoRx, Inc.	5,238	13,828
*	Sepracor, Inc.	23,744	316,270
* #	Sequenom, Inc.	17,940	322,920
*	SeraCare Life Sciences, Inc.	519	1,427
* #	Sirona Dental Systems, Inc.	40,403	645,236
*	Somanetics Corp.	10,846	203,363
* #	Somaxon Pharmaceuticals, Inc.	10,200	9,996
*	Sonic Innovations, Inc.	20,307	34,319
*	SonoSite, Inc.	14,600	307,622
	Span-American Medical System, Inc.	1,912	22,179
*	Spectranetics Corp.	21,900	65,700
* #	Spectrum Pharmaceuticals, Inc.	19,000	34,200
*	SRI/Surgical Express, Inc.	3,584	8,243
*	St. Jude Medical, Inc.	20,800	791,024

38

* #	STAAR Surgical Co.	11,511	28,317
* #	StemCells, Inc.	55,500	79,920
* #	Stereotaxis, Inc.	7,164	28,871
	Steris Corp.	41,272	1,404,899
*	Strategic Diagnostics, Inc.	17,725	23,574
	Stryker Corp.	23,210	1,240,807
* #	Sun Healthcare Group, Inc.	36,819	422,682
*	SunLink Health Systems, Inc.	1,100	2,442
* #	Sunrise Senior Living, Inc.	36,457	110,100
*	SuperGen, Inc.	32,277	40,023
* #	SurModics, Inc.	9,222	244,383
*	Symmetry Medical, Inc.	33,394	431,450
*	Synovis Life Technologies, Inc.	10,402	181,931
* #	Synta Pharmaceuticals Corp.	3,181	22,521
*	Targacept, Inc.	5,600	33,152
	Techne Corp.	11,500	793,730
* #	Telik, Inc.	6,272	1,505
*	Tenet Healthcare Corp.	77,100	337,698
* #	The Medicines Co.	35,700	622,251
*	Theragenics Corp.	22,613	44,095
* #	Theravance, Inc.	10,455	70,885
*	Thermo Fisher Scientific, Inc.	58,600	2,379,160
*	Thoratec Corp.	40,530	997,849
*	Titan Pharmaceuticals, Inc.	12,474	2,245
*	TorreyPines Therapeutics, Inc.	6,168	2,097
*	Transcend Services, Inc.	600	6,780
#	Trimeris, Inc.	17,500	57,225
* #	Triple-S Management Corp.	9,400	95,974
*	U.S. Physical Therapy, Inc.	10,500	145,740
* #	United Therapeutics Corp.	6,200	540,826
	UnitedHealth Group, Inc.	201,720	4,786,816
	Universal Health Services, Inc.	48,416	2,035,409
*	Urologix, Inc.	4,079	4,201
* #	Uroplasty, Inc.	1,867	2,707
	Utah Medical Products, Inc.	1,793	47,102
#	Valeant Pharmaceuticals International	70,700	1,327,039
*	Vanda Pharmaceuticals, Inc.	6,700	5,494
*	Varian Medical Systems, Inc.	5,975	271,922
*	Varian, Inc.	24,752	912,111
*	Vascular Solutions, Inc.	3,800	35,758
* #	VCA Antech, Inc.	13,000	235,300
*	Vertex Pharmaceuticals, Inc.	12,300	322,383
*	Vical, Inc.	30,469	49,969
* #	ViroPharma, Inc.	64,964	814,649
*	Vital Images, Inc.	13,900	181,395
*	Vivus, Inc.	32,600	198,534
* #	VNUS Medical Technologies	13,855	213,783
*	Volcano Corp.	23,973	372,780
*	Waters Corp.	9,300	407,340
*	Watson Pharmaceuticals, Inc.	95,501	2,499,261
*	WellPoint, Inc.	164,028	6,375,768
#	West Pharmaceutical Services, Inc.	26,100	1,041,912
* #	Wright Medical Group, Inc.	31,631	733,207
	Wyeth	108,872	3,503,501
*	XenoPort, Inc.	6,200	257,982

39

	Young Innovations, Inc.	5,329	90,593
* #	Zila, Inc.	891	562
*	Zimmer Holdings, Inc.	29,416	1,365,785
* #	Zoll Medical Corp.	17,534	422,219
* #	Zymogenetics, Inc.	41,519	132,861
Total Health Care			261,556,981

Industrials — (11.5%)
* #	3-D Systems Corp.	17,524	190,486
	3M Co.	43,500	2,797,050
*	A. T. Cross Co. Class A	4,383	23,230
	A.O. Smith Corp.	19,190	605,445
#	AAON, Inc.	14,439	238,099
*	AAR Corp.	30,201	482,914
	ABM Industries, Inc.	34,585	564,773
*	ACCO Brands Corp.	39,100	110,262
*	Accuride Corp.	13,740	4,397
	Aceto Corp.	14,722	122,929
*	Active Power, Inc.	8,300	3,486
	Actuant Corp.	37,226	667,462
#	Acuity Brands, Inc.	12,500	437,000
	Administaff, Inc.	16,700	333,833
*	AeroCentury Corp.	584	6,570
*	Aerosonic Corp.	1,200	1,512
* #	AeroVironment, Inc.	1,600	57,472
*	AGCO Corp.	37,485	1,181,527
*	Air Transport Services Group, Inc.	28,156	9,151
* #	AirTran Holdings, Inc.	58,600	239,674
	Alamo Group, Inc.	8,292	104,313
*	Alaska Air Group, Inc.	33,300	822,510
	Albany International Corp. Class A	19,116	278,329
	Alexander & Baldwin, Inc.	37,432	1,194,081
*	Allegiant Travel Co.	585	23,301
* #	Alliant Techsystems, Inc.	13,400	1,104,160
* #	Allied Defense Group, Inc.	4,844	35,119
*	Allied Waste Industries, Inc.	283,000	2,948,860
*	Altra Holdings, Inc.	24,646	220,335
*	Amerco, Inc.	18,695	846,136
	American Ecology Corp.	12,700	222,758
#	American Railcar Industries, Inc.	9,930	110,422
* #	American Reprographics Co.	15,170	161,409
	American Science & Engineering, Inc.	6,844	430,488
* #	American Superconductor Corp.	19,800	247,698
#	American Woodmark Corp.	12,544	232,566
	Ameron International Corp.	6,944	326,368
#	Ametek, Inc.	30,446	1,012,330
	Ampco-Pittsburgh Corp.	7,628	180,326
* #	AMR Corp.	198,720	2,028,931
* #	AMREP Corp.	4,323	130,166
*	APAC Customer Services, Inc.	14,541	21,666
	Apogee Enterprises, Inc.	22,304	219,917
* #	Applied Energetics, Inc.	32,000	24,960
	Applied Industrial Technologies, Inc.	5,822	117,546
	Applied Signal Technologies, Inc.	11,443	205,059
* #	Argan, Inc.	3,672	43,587

40

*	Argon ST, Inc.	19,180	400,095
#	Arkansas Best Corp.	21,063	614,829
*	Arotech Corp.	5,156	3,300
*	Astec Industries, Inc.	16,894	429,445
*	Astronics Corp.	2,956	36,950
*	Astronics Corp. Class B	739	8,920
*	Atlas Air Worldwide Holding, Inc.	17,100	330,372
*	Avalon Holding Corp. Class A	1,202	1,923
	Avery Dennison Corp.	47,500	1,663,450
*	Avis Budget Group, Inc.	67,437	110,597
*	Axsys Technologies, Inc.	8,798	580,932
* #	AZZ, Inc.	9,724	283,746
	B.F. Goodrich Co.	46,700	1,707,352
#	Badger Meter, Inc.	6,100	153,720
*	Baker (Michael) Corp.	5,547	132,185
#	Baldor Electric Co.	32,400	568,944
*	Baldwin Technology Co., Inc. Class A	11,700	23,166
#	Barnes Group, Inc.	37,600	545,576
	Barrett Business Services, Inc.	8,307	91,377
*	BE Aerospace, Inc.	58,231	749,433
* #	Beacon Roofing Supply, Inc.	29,324	401,152
#	Belden, Inc.	43,550	907,582
*	Blount International, Inc.	29,900	259,831
	BlueLinx Holdings, Inc.	29,239	78,653
	Boeing Co.	36,284	1,896,565
	Bowne & Co., Inc.	20,400	158,916
	Brady Co. Class A	44,376	1,375,656
*	Breeze-Eastern Corp.	4,062	34,100
#	Briggs & Stratton Corp.	44,570	702,423
*	BTU International, Inc.	7,821	38,792
	Bucyrus International, Inc.	600	14,478
* #	Builders FirstSource, Inc.	29,508	112,130
	Burlington Northern Santa Fe Corp.	115,466	10,283,402
#	C&D Technologies, Inc.	17,892	62,622
	C.H. Robinson Worldwide, Inc.	16,987	879,587
* #	Cano Petroleum, Inc.	31,600	18,328
*	Capstone Turbine Corp.	12,576	16,978
	Carlisle Companies, Inc.	63,100	1,467,075
#	Cascade Corp.	9,090	300,061
*	Casella Waste Systems, Inc. Class A	22,541	113,607
	Caterpillar, Inc.	42,500	1,622,225
* #	CBIZ, Inc.	56,721	459,440
	CDI Corp.	15,986	207,818
*	CECO Environmental Corp.	12,196	34,149
*	Celadon Group, Inc.	16,825	179,859
* #	Cenveo, Inc.	17,100	82,593
* #	Ceradyne, Inc.	15,902	373,697
	Champion Industries, Inc.	6,873	21,719
*	Channell Commercial Corp.	3,028	939
*	Chart Industries, Inc.	19,036	259,270
	Chase Corp.	5,134	74,854
	Chicago Rivet & Machine Co.	257	4,035
	Cintas Corp.	50,400	1,194,480
	CIRCOR International, Inc.	13,200	404,580
#	CLAROC, Inc.	21,700	767,963

41

* #	Clean Harbors, Inc.	7,300	478,661
* #	Coleman Cable, Inc.	3,121	21,722
*	Columbus McKinnon Corp.	14,400	202,176
	Comfort Systems USA, Inc.	32,981	307,713
*	Commercial Vehicle Group, Inc.	12,900	17,157
*	Competitive Technologies, Inc.	2,400	3,480
	CompX International, Inc.	3,317	18,841
*	COMSYS IT Partners, Inc.	11,595	70,498
*	Consolidated Graphics, Inc.	8,500	110,585
* #	Continental Airlines, Inc.	104,800	1,982,816
#	Con-way, Inc.	42,209	1,436,794
#	Cooper Industries, Ltd.	51,300	1,587,735
* #	Copart, Inc.	14,248	497,255
*	Cornell Companies, Inc.	3,096	70,496
	Corporate Executive Board Co.	4,288	127,911
*	Corrections Corp. of America	85,920	1,641,931
*	CoStar Group, Inc.	14,900	536,698
* #	Covanta Holding Corp.	70,128	1,511,960
*	CPI Aerostructures, Inc.	3,588	24,040
* #	CRA International, Inc.	8,907	241,023
	Crane Co.	37,940	621,078
	CSX Corp.	136,600	6,245,352
#	Cubic Corp.	23,314	518,737
	Cummins, Inc.	86,100	2,225,685
	Curtiss-Wright Corp.	42,314	1,561,387
	Danaher Corp.	32,300	1,913,452
	Deere & Co.	38,000	1,465,280
* #	Delta Air Lines, Inc.	295,300	3,242,394
	Deluxe Corp.	14,900	181,184
*	Devcon International Corp.	800	160
	Diamond Management & Technology Consultants, Inc.	17,300	68,854
* #	Distributed Energy Systems Corp.	2,898	41
* #	Document Securities Systems, Inc.	3,428	4,799
* #	Dollar Thrifty Automotive Group, Inc.	3,100	5,022
	Donaldson Co., Inc.	18,500	650,275
*	Double Eagle Petroleum Co.	4,900	39,543
	Dover Corp.	80,875	2,569,399
	Ducommun, Inc.	8,756	176,784
*	DXP Enterprises, Inc.	10,398	145,156
*	Dynamex, Inc.	8,359	204,043
	Dynamic Materials Corp.	3,230	61,370
* #	DynCorp International, Inc. Class A	29,575	390,982
#	Eagle Bulk Shipping, Inc.	24,756	246,817
* #	Eagle Test Systems, Inc.	12,835	194,322
	Eastern Co.	4,487	52,722
	Eaton Corp.	37,544	1,674,462
	Ecology & Environment, Inc. Class A	1,611	16,110
	Electro Rent Corp.	25,179	301,896
*	EMCOR Group, Inc.	67,500	1,199,475
	Emerson Electric Co.	43,400	1,420,482
#	Encore Wire Corp.	20,262	388,423
* #	Ener1, Inc.	19,800	155,034
* #	Energy Conversion Devices, Inc.	30,700	1,048,098
* #	Energy Focus, Inc.	4,614	11,074
* #	EnerSys Inc.	39,670	524,437

42

*	ENGlobal Corp.	20,150	88,459
	Ennis, Inc.	24,572	289,212
*	EnPro Industries, Inc.	18,072	401,379
*	Environmental Tectonics Corp.	1,572	2,201
	Equifax, Inc.	59,143	1,542,449
*	ESCO Technologies, Inc.	18,478	637,491
	Espey Manufacturing & Electronics Corp.	1,690	33,293
*	Esterline Technologies Corp.	24,889	897,248
* #	Evergreen Solar, Inc.	90,171	341,748
*	Exide Technologies	19,931	94,672
#	Expeditors International of Washington, Inc.	20,200	659,530
*	Exponent, Inc.	11,689	344,007
*	ExpressJet Holdings, Inc.	2,190	3,789
*	EXX, Inc. Class A	4,042	6,467
#	Fastenal Co.	14,900	599,874
	Federal Signal Corp.	40,990	348,825
	FedEx Corp.	98,823	6,460,060
*	First Advantage Corp.	7,719	84,369
* #	First Solar, Inc.	3,500	502,950
* #	Flanders Corp.	17,044	105,673
*	Flow International Corp.	7,886	30,282
	Flowserve Corp.	24,222	1,378,716
#	Fluor Corp.	16,800	670,824
*	Fortune Industries, Inc.	4,100	1,640
#	Forward Air Corp.	16,479	431,255
	Franklin Electric Co., Inc.	17,950	756,772
	Freightcar America, Inc.	11,100	289,821
* #	Frontier Airlines Holdings, Inc.	1,900	608
	Frozen Food Express Industries, Inc.	2,400	13,896
* #	FTI Consulting, Inc.	23,300	1,357,225
* #	Fuel Tech, Inc.	4,100	48,175
* #	FuelCell Energy, Inc.	32,100	153,438
* #	Furmanite Corp.	27,772	222,176
	G & K Services, Inc. Class A	13,000	293,670
*	Gardner Denver Machinery, Inc.	49,291	1,262,835
	GATX Corp.	52,545	1,500,160
	GenCorp, Inc.	27,800	136,220
* #	General Cable Corp.	9,000	153,720
	General Dynamics Corp.	44,200	2,666,144
	General Electric Co.	2,250,267	43,902,709
*	Genesee & Wyoming, Inc.	27,328	911,389
* #	GeoEye, Inc.	15,040	325,466
*	GeoPetro Resources Co.	1,500	1,875
* #	Global Cash Access, Inc.	13,887	39,161
#	Gorman-Rupp Co.	11,806	371,299
*	GP Strategies Corp.	13,304	80,090
#	Graco, Inc.	5,387	133,221
*	Graftech International, Ltd.	29,400	238,434
	Graham Corp.	6,250	131,250
#	Granite Construction, Inc.	27,750	989,843
	Great Lakes Dredge & Dock Corp.	9,240	41,395
	Greenbrier Companies, Inc.	14,100	116,325
*	Griffon Corp.	25,823	217,946
	Hardinge, Inc.	7,451	51,933
	Harsco Corp.	35,200	833,184

43

* #	Hawaiian Holdings, Inc.	41,285	288,995
#	Healthcare Services Group, Inc.	25,890	428,738
#	Heartland Express, Inc.	59,596	914,203
#	HEICO Corp.	8,053	309,799
	HEICO Corp. Class A	13,636	382,763
#	Heidrick & Struggles International, Inc.	11,877	286,592
* #	Henry Bros. Electronics, Inc.	2,844	17,206
*	Herley Industries, Inc.	9,004	119,753
#	Herman Miller, Inc.	12,888	283,536
* #	Hexcel Corp.	15,586	205,735
* #	Hill International, Inc.	21,464	134,794
	Hi-Shear Technology Corp.	4,285	43,064
#	HNI Corp.	38,081	697,644
*	Hoku Scientific, Inc.	6,700	33,165
	Honeywell International, Inc.	50,800	1,546,860
#	Horizon Lines, Inc. Class A	16,500	77,385
#	Houston Wire & Cable Co.	5,141	59,224
*	HQ Sustainable Maritime Industries, Inc.	1,323	5,424
*	Hub Group, Inc. Class A	22,712	714,292
#	Hubbell, Inc. Class A	3,603	146,822
#	Hubbell, Inc. Class B	41,672	1,494,775
*	Hudson Highland Group, Inc.	23,833	124,885
* #	Hurco Companies, Inc.	5,300	119,250
*	Huron Consulting Group, Inc.	5,798	315,237
*	Huttig Building Products, Inc.	17,434	19,352
*	ICF International, Inc.	1,924	35,748
*	ICT Group, Inc.	11,104	58,518
#	IDEX Corp.	85,284	1,976,883
*	IHS, Inc.	11,315	400,438
*	II-VI, Inc.	17,800	500,002
	IKON Office Solutions, Inc.	92,800	1,598,944
#	Illinois Tool Works, Inc.	64,900	2,167,011
	Ingersoll-Rand Co., Ltd. Class A	457	8,432
* #	InnerWorkings, Inc.	14,661	101,894
*	Innotrac Corp.	4,173	11,100
	Innovative Solutions & Support, Inc.	9,149	56,266
* #	Insituform Technologies, Inc. Class A	22,951	308,232
	Insteel Industries, Inc.	14,344	147,169
* #	Integrated Electrical Services, Inc.	12,243	149,732
*	InterDigital, Inc.	20,100	437,778
* #	Interline Brands, Inc.	29,089	309,507
*	International Shipholding Corp.	5,845	143,729
*	Intersections, Inc.	14,873	124,933
	ITT Industries, Inc.	77,216	3,436,112
#	J.B. Hunt Transport Services, Inc.	32,900	935,347
*	Jacobs Engineering Group, Inc.	14,212	517,743
* #	JetBlue Airways Corp.	262,996	1,459,628
	John Bean Technologies Corp.	2,894	24,252
#	Joy Global, Inc.	10,798	312,926
*	Kadant, Inc.	600	9,864
	Kaman Corp. Class A	19,290	492,474
*	Kansas City Southern	72,574	2,240,359
	Kaydon Corp.	23,107	772,005
#	KBR, Inc.	62,104	921,623
	Kelly Services, Inc. Class A	26,406	376,021

44

	Kelly Services, Inc. Class B	1,275	18,169
*	Kenexa Corp.	17,151	152,815
	Kennametal, Inc.	74,414	1,579,065
*	Key Technology, Inc.	4,044	65,472
*	Kforce, Inc.	29,436	231,661
* #	Kirby Corp.	39,655	1,360,960
#	Knight Transportation, Inc.	81,200	1,291,080
	Knoll, Inc.	18,407	266,165
*	Korn/Ferry International	38,593	536,057
* #	K-Tron International, Inc.	2,130	200,199
*	L.B. Foster Co. Class A	5,285	145,338
	L.S. Starrett Co. Class A	4,603	65,363
	L-3 Communications Holdings, Inc.	36,095	2,929,831
*	LaBarge, Inc.	9,827	135,121
*	Ladish Co., Inc.	11,979	204,002
#	Landstar System, Inc.	6,300	243,117
	Lawson Products, Inc.	7,056	210,269
* #	Layne Christensen Co.	12,200	320,616
*	Learning Tree International, Inc.	13,948	177,837
*	LECG Corp.	22,100	106,080
#	Lennox International, Inc.	26,500	790,230
*	LGL Group, Inc.	1,499	6,746
#	Lincoln Electric Holdings, Inc.	35,024	1,511,286
#	Lindsay Corp.	5,100	242,658
*	LMI Aerospace, Inc.	10,059	153,601
	Lockheed Martin Corp.	22,600	1,922,130
	LSI Industries, Inc.	18,000	141,300
*	Lydall, Inc.	980	6,517
*	M&F Worldwide Corp.	14,600	336,530
*	Mac-Gray Corp.	9,645	73,206
*	Magnetek, Inc.	22,575	48,536
*	Manitex International, Inc.	2,123	3,715
	Manpower, Inc.	42,700	1,329,251
*	Marten Transport, Ltd.	19,132	351,646
	Masco Corp.	234,500	2,380,175
	McGrath Rentcorp	21,111	480,064
* #	Media Sciences International, Inc.	1,103	1,390
*	Medialink Worldwide, Inc.	2,993	419
* #	Medis Technologies, Ltd.	4,000	4,880
*	Merrimac Industries, Inc.	1,798	5,484
*	Mesa Air Group, Inc.	16,387	6,063
* #	Metalline Mining Co.	11,600	5,220
#	Met-Pro Corp.	11,874	138,688
*	Mettler Toledo International, Inc.	3,200	244,928
*	MFRI, Inc.	3,701	26,166
* #	Microvision, Inc.	13,200	22,836
* #	Middleby Corp.	5,780	233,454
*	Miller Industries, Inc.	7,262	44,298
#	Mine Safety Appliances Co.	30,359	819,693
*	Misonix, Inc.	5,191	10,642
* #	Mobile Mini, Inc.	24,988	419,798
*	Modtech Holdings, Inc.	2,820	7
*	Monster Worldwide, Inc.	74,698	1,063,700
*	Moog, Inc. Class A	39,900	1,401,288
*	Moog, Inc. Class B	2,100	73,794

45

#	MSC Industrial Direct Co., Inc. Class A	15,800	566,588
	Mueller Industries, Inc.	31,840	728,181
#	Mueller Water Products, Inc.	21,048	147,336
	Mueller Water Products, Inc. Class B	77,357	509,009
	Multi-Color Corp.	10,678	210,357
	NACCO Industries, Inc. Class A	6,176	380,503
*	Nashua Corp.	3,546	24,255
	National Technical Systems, Inc.	3,469	14,795
*	Navigant Consulting, Inc.	41,804	675,971
* #	NCI Building Systems, Inc.	13,295	247,420
#	Nordson Corp.	24,153	891,970
	Norfolk Southern Corp.	125,758	7,537,935
*	North America Galvanizing & Coatings, Inc.	11,780	43,233
	Northrop Grumman Corp.	109,029	5,112,370
* #	Old Dominion Freight Line, Inc.	32,094	973,732
	Omega Flex, Inc.	1,700	36,363
*	On Assignment, Inc.	31,516	204,854
*	Orbital Sciences Corp.	40,775	835,480
*	Orion Marine Group, Inc.	3,529	18,280
#	Oshkosh Truck Corp. Class B	59,700	457,302
* #	Owens Corning, Inc.	119,100	1,873,443
*	P.A.M. Transportation Services, Inc.	8,286	71,922
	Paccar, Inc.	20,424	597,198
	Pacer International, Inc.	22,808	257,502
	Pall Corp.	12,400	327,484
*	Paragon Technologies, Inc.	900	3,551
#	Parker Hannifin Corp.	57,707	2,237,300
*	Park-Ohio Holdings Corp.	9,998	75,885
*	Patrick Industries, Inc.	3,787	7,271
*	Patriot Transportation Holding, Inc.	2,198	153,860
*	Pemco Aviation Group Inc	1,411	3,796
	Pentair, Inc.	78,281	2,163,687
*	Perini Corp.	17,488	332,622
*	PGT, Inc.	420	869
* #	PHH Corp.	26,098	210,350
*	Pike Electric Corp.	27,308	238,945
*	Pinnacle Airlines Corp.	13,100	35,763
	Pitney Bowes, Inc.	17,244	427,306
* #	Plug Power, Inc.	70,255	68,850
* #	PMFG, Inc.	9,103	98,859
*	Point Blank Solutions, Inc.	600	300
	Portec Rail Products, Inc.	7,615	51,249
*	Powell Industries, Inc.	10,700	198,057
* #	Power-One, Inc.	72,875	80,891
	Precision Castparts Corp.	9,400	609,214
#	Preformed Line Products Co.	2,970	118,800
*	Protection One, Inc.	2,144	15,758
	Providence & Worcester Railroad Co.	2,007	28,098
*	Quality Distribution, Inc.	11,309	23,070
#	Quanex Building Products Corp.	24,800	227,168
* #	Quanta Services, Inc.	75,202	1,485,992
	Quixote Corp.	5,691	36,536
	R. R. Donnelley & Sons Co.	136,800	2,266,776
#	Raven Industries, Inc.	4,486	144,404
	Raytheon Co.	116,144	5,936,120

46

*	RBC Bearings, Inc.	13,421	318,480
*	RCM Technologies, Inc.	8,789	10,019
#	Regal-Beloit Corp.	25,790	839,722
*	Republic Airways Holdings, Inc.	24,185	361,566
#	Republic Services, Inc.	31,408	744,370
*	Resources Connection, Inc.	30,370	526,616
	Robbins & Myers, Inc.	30,124	614,530
#	Robert Half International, Inc.	11,000	207,570
	Rockwell Automation, Inc.	8,800	243,496
	Rockwell Collins, Inc.	15,500	577,065
#	Rollins, Inc.	26,517	465,904
#	Roper Industries, Inc.	40,020	1,814,907
*	Rush Enterprises, Inc. Class A	20,858	195,439
*	Rush Enterprises, Inc. Class B	7,459	79,588
	Ryder System, Inc.	54,855	2,173,355
*	Saia, Inc.	700	7,427
	Schawk, Inc.	22,109	290,291
* #	School Specialty, Inc.	15,961	335,181
	Servidyne, Inc.	850	3,298
	Servotronics, Inc.	1,473	8,691
*	Shaw Group, Inc.	20,439	365,654
*	SIFCO Industries, Inc.	4,035	23,000
#	Simpson Manufacturing Co., Inc.	38,475	886,464
	SkyWest, Inc.	51,328	790,964
*	SL Industries, Inc.	4,594	48,696
*	SmartPros, Ltd.	1,451	4,302
	Southwest Airlines Co.	445,307	5,245,716
*	Sparton Corp.	6,067	12,316
*	Spherion Corp.	2,900	9,222
*	Spherix, Inc.	5,849	4,094
* #	Spire Corp.	1,819	15,734
	SPX Corp.	18,644	722,269
*	Standard Parking Corp.	4,383	91,868
#	Standard Register Co.	20,000	162,600
	Standex International Corp.	10,900	281,329
*	Stanley, Inc.	1,366	46,799
#	Steelcase, Inc. Class A	82,060	763,158
* #	Stericycle, Inc.	10,540	615,852
*	Sterling Construction Co., Inc.	9,441	124,716
#	Sun Hydraulics, Inc.	14,151	296,322
	Supreme Industries, Inc.	5,674	8,227
* #	Synutra International, Inc.	146	2,044
	Sypris Solutions, Inc.	17,520	16,294
	TAL International Group, Inc.	26,580	440,165
*	Taleo Corp. Class A	8,900	122,820
* #	Taser International, Inc.	28,963	145,105
*	Team, Inc.	5,488	152,402
	Tech/Ops Sevcon, Inc.	1,585	7,608
	Technology Research Corp.	3,325	5,653
	Tecumseh Products Co. Class A	9,900	183,348
*	Tecumseh Products Co. Class B	3,298	54,747
*	Teledyne Technologies, Inc.	22,500	1,025,325
#	Teleflex, Inc.	40,633	2,153,143
*	TeleTech Holdings, Inc.	22,360	202,134
#	Tennant Co.	15,400	386,386

47

*	Terex Corp.	26,600	443,954
*	Tetra Tech, Inc.	41,477	912,079
#	Textron, Inc.	73,500	1,300,950
*	The Advisory Board Co.	5,000	123,250
	The Brink's Co.	31,200	1,512,888
	The Dun & Bradstreet Corp.	5,316	391,736
*	The GEO Group, Inc.	44,206	780,678
#	The Manitowoc Co., Inc.	24,000	236,160
* #	Thomas & Betts Corp.	51,400	1,220,750
	Thomas Group, Inc.	4,048	4,210
	Timken Co.	104,044	1,652,219
	Titan International, Inc.	26,375	304,895
	Todd Shipyards Corp.	3,548	44,350
	Toro Co.	9,520	320,253
* #	TransDigm Group, Inc.	44,855	1,351,930
*	TRC Companies, Inc.	14,817	26,819
	Tredegar Industries, Inc.	14,400	211,968
* #	Trex Co., Inc.	10,197	166,313
	Trinity Industries, Inc.	88,083	1,486,841
	Triumph Group, Inc.	12,540	550,004
* #	TRM Corp.	4,491	472
*	TrueBlue, Inc.	38,812	323,304
*	Tufco Technologies, Inc.	2,398	8,273
*	TurboChef Technologies, Inc.	7,600	38,228
	Twin Disc, Inc.	7,440	57,660
*	U.S. Home Systems, Inc.	4,473	9,483
#	UAL Corp.	95,000	1,383,200
*	Ultralife Corp.	12,134	105,444
	Union Pacific Corp.	170,600	11,390,962
	United Parcel Service, Inc.	37,400	1,973,972
*	United Rentals, Inc.	64,679	662,960
*	United Stationers, Inc.	19,929	745,145
	United Technologies Corp.	110,124	6,052,415
#	Universal Forest Products, Inc.	17,000	402,050
*	Universal Security Instruments, Inc.	1,124	3,541
*	UQM Technologies, Inc.	5,020	11,044
*	URS Corp.	52,304	1,537,215
*	US Airways Group, Inc.	5,968	60,516
*	USA Truck, Inc.	4,855	71,708
*	USG Corp.	46,600	690,612
#	Valmont Industries, Inc.	9,900	542,322
	Valpey Fisher Corp.	1,658	3,316
*	Versar, Inc.	5,700	21,660
	Viad Corp.	18,560	405,536
	Vicor Corp.	17,152	119,892
*	Volt Information Sciences, Inc.	19,050	145,733
	VSE Corp.	2,078	68,138
#	W.W. Grainger, Inc.	28,472	2,237,045
	Wabash National Corp.	29,237	177,761
#	Wabtec Corp.	35,330	1,404,721
	Walter Industries, Inc.	24,000	930,000
*	Waste Connections, Inc.	50,741	1,717,583
#	Waste Management, Inc.	74,088	2,313,768
#	Watsco, Inc. Class A	21,100	866,999
	Watsco, Inc. Class B	1,896	75,840

48

	Watson Wyatt Worldwide, Inc.	30,800	1,308,076
#	Watts Water Technologies, Inc.	28,700	758,541
*	WCA Waste Corp.	14,393	46,777
#	Werner Enterprises, Inc.	66,933	1,313,225
*	WESCO International, Inc.	25,900	514,892
*	Westaff, Inc.	11,842	4,737
*	Willdan Group, Inc.	4,647	10,247
*	Willis Lease Finance Corp.	6,370	81,154
	Woodward Governor Co.	39,400	1,264,740
* #	Xenonics Holdings, Inc.	4,100	2,194
* #	YRC Worldwide, Inc.	30,500	139,690
Total Industrials			341,874,676

Information Technology -- (10.0%)
*	3Com Corp.	233,919	638,599
* #	Acacia Research	7,693	19,848
*	Access Integrated Technologies, Inc.	14,864	17,688
* #	ACI Worldwide, Inc.	18,262	250,189
*	Actel Corp.	23,398	282,882
*	ActivIdentity Corp.	34,806	69,612
*	Activision Blizzard, Inc.	50,606	630,551
*	Actuate Corp.	49,187	139,691
	Acxiom Corp.	38,353	301,455
*	Adaptec, Inc.	105,563	338,857
* #	ADC Telecommunications, Inc.	99,700	632,098
*	ADDvantage Technologies Group, Inc.	6,246	12,679
*	Adept Technology, Inc.	1,264	7,230
* #	Adobe Systems, Inc.	29,089	774,931
#	Adtran, Inc.	47,989	729,433
*	Advanced Analogic Technologies, Inc.	32,100	96,621
*	Advanced Energy Industries, Inc.	36,308	387,406
* #	Advanced Micro Devices, Inc.	577,636	2,021,726
*	Advanced Photonix, Inc.	1,915	2,298
* #	Advent Software, Inc.	13,607	254,995
*	Aehr Test Systems	5,860	16,056
*	Aetrium, Inc.	6,465	14,158
* #	Affiliated Computer Services, Inc. Class A	44,516	1,825,156
*	Agilent Technologies, Inc.	52,255	1,159,538
	Agilysys, Inc.	3,500	14,070
*	Airspan Networks, Inc.	24,200	6,776
*	Akamai Technologies, Inc.	11,800	169,684
* #	Alliance Data Systems Corp.	4,800	240,768
#	Altera Corp.	21,804	378,299
*	Amdocs, Ltd.	79,271	1,788,354
* #	American Commercial Lines, Inc.	10,400	77,272
	American Software, Inc. Class A	15,883	72,268
*	Amkor Technology, Inc.	33,988	137,991
#	Amphenol Corp.	17,300	495,645
*	Amtech Systems, Inc.	7,196	46,126
* #	Anadigics, Inc.	38,600	67,936
	Analog Devices, Inc.	45,900	980,424
*	Analysts International Corp.	1,100	946
*	Anaren, Inc.	10,573	131,634
* #	Anixter International, Inc.	30,200	1,015,022
* #	Ansys, Inc.	18,612	532,862

49

*	Apple, Inc.	47,410	5,100,842
	Applied Materials, Inc.	136,741	1,765,326
*	Applied Micro Circuits Corp.	43,103	220,256
* #	Ariba, Inc.	65,215	697,801
*	Arris Group, Inc.	86,290	596,264
*	Arrow Electronics, Inc.	110,663	1,931,069
*	Art Technology Group, Inc.	71,400	139,230
*	Aruba Networks, Inc.	4,258	13,242
*	Aspen Technology, Inc.	40,510	317,193
	Astro-Med, Inc.	4,801	33,895
*	Asyst Technologies, Inc.	29,500	18,585
* #	Atheros Communications	38,980	700,471
	Atlantic Tele-Network, Inc.	10,722	260,866
*	Atmel Corp.	347,819	1,443,449
*	ATMI, Inc.	25,616	311,491
*	Authentidate Holding Corp.	2,476	941
*	Autobytel, Inc.	27,678	21,589
*	Autodesk, Inc.	22,600	481,606
	Automatic Data Processing, Inc.	45,072	1,575,266
* #	Avid Technology, Inc.	29,057	430,915
*	Aviza Technology, Inc.	11,354	1,703
*	Avnet, Inc.	139,290	2,331,715
*	Avocent Corp.	42,149	633,078
	AVX Corp.	164,591	1,484,611
*	Aware, Inc.	13,924	31,329
*	Axcelis Technologies, Inc.	63,300	27,852
*	AXT, Inc.	23,751	37,764
* #	Bankrate, Inc.	10,600	348,846
* #	BearingPoint, Inc.	62,400	13,728
	Bel Fuse, Inc. Class A	1,754	36,518
	Bel Fuse, Inc. Class B	8,071	175,141
*	Bell Microproducts, Inc.	6,025	5,423
*	Benchmark Electronics, Inc.	61,596	738,536
*	BigBand Networks, Inc.	3,379	12,502
	Black Box Corp.	15,024	456,880
	Blackbaud, Inc.	16,290	247,608
* #	Blackboard, Inc.	7,790	190,699
* #	Blue Coat Systems, Inc.	13,951	188,339
* #	BMC Software, Inc.	19,472	502,767
*	Bookham, Inc.	87,700	47,358
* #	Borland Software Corp.	54,311	81,467
*	Bottomline Technologies, Inc.	20,507	161,595
*	Brightpoint, Inc.	69,624	401,034
* #	Broadcom Corp.	216,283	3,694,114
	Broadridge Financial Solutions, Inc.	5,318	64,348
*	Brocade Communications Systems, Inc.	268,218	1,011,182
*	Brooks Automation, Inc.	42,744	292,796
*	BSQUARE Corp.	5,673	16,111
	CA, Inc.	231,992	4,129,458
* #	Cabot Microelectronics Corp.	21,000	603,330
*	CACI International, Inc. Class A	31,000	1,276,580
* #	Cadence Design Systems, Inc.	76,362	310,793
*	CalAmp Corp.	13,700	10,686
*	California Micro Devices Corp.	18,955	44,923
*	Callidus Software, Inc.	20,320	68,682

50

*	CallWave, Inc.	15,772	17,191
*	Captaris, Inc.	21,371	101,726
*	Cascade Microtech, Inc.	8,316	26,611
	Cass Information Systems, Inc.	4,482	155,750
*	Catapult Communications Corp.	10,452	44,630
*	CEVA, Inc.	19,066	162,061
*	Checkpoint Systems, Inc.	29,100	366,951
*	Cherokee International Corp.	9,745	28,650
*	Chordiant Software, Inc.	19,912	66,108
*	Chyron International Corp.	4,578	9,797
*	Ciber, Inc.	2,400	12,960
* #	Ciena Corp.	80,386	772,509
* #	Ciprico, Inc.	2,223	22
*	Cirrus Logic, Inc.	64,934	372,721
*	Cisco Sytems, Inc.	332,162	5,902,519
*	Citrix Systems, Inc.	84,311	2,172,694
*	Clearfield, Inc.	900	855
* #	Cogent, Inc.	81,210	742,259
#	Cognex Corp.	39,455	632,069
*	Cognizant Technology Solutions Corp.	34,900	670,080
*	Coherent, Inc.	10,140	256,542
	Cohu, Inc.	19,223	271,813
*	Comarco, Inc.	1,442	1,637
* #	CommScope, Inc.	65,019	956,429
	Communications Systems, Inc.	5,910	47,280
* #	CommVault Systems, Inc.	4,766	50,996
*	Computer Sciences Corp.	106,368	3,208,059
*	Compuware Corp.	225,198	1,436,763
* #	Comtech Telecommunications Corp.	18,536	897,513
* #	Concur Technologies, Inc.	15,600	393,588
*	Conexant Systems, Inc.	18,100	28,055
* #	Convera Corp.	11,200	3,696
*	Convergys Corp.	127,944	983,889
	Corning, Inc.	77,875	843,386
*	CPI International, Inc.	14,159	139,608
*	Cray, Inc.	6,761	21,230
* #	Cree, Inc.	82,935	1,628,014
*	CSG Systems International, Inc.	25,200	419,076
*	CSP, Inc.	2,797	10,419
	CTS Corp.	1,700	11,883
*	CyberOptics Corp.	7,425	57,470
*	CyberSource Corp.	50,207	610,015
* #	Cymer, Inc.	25,385	621,171
*	Cypress Semiconductor Corp.	73,026	365,860
#	Daktronics, Inc.	23,978	238,821
*	Datalink Corp.	5,056	15,572
	Dataram Corp.	6,153	7,876
*	DDi Corp.	5,139	23,023
*	DealerTrack Holdings, Inc.	27,996	300,397
*	Dell, Inc.	124,900	1,517,535
	Diebold, Inc.	34,329	1,020,258
*	Digi International, Inc.	22,400	229,376
* #	Digimarc Corp.	4,916	49,160
*	Digital River, Inc.	29,264	725,162
*	Diodes, Inc.	30,855	304,847

51

*	Ditech Networks, Inc.	24,475	20,314
*	DivX, Inc.	2,999	20,933
* #	Dolby Laboratories, Inc.	8,100	255,717
*	Dot Hill Systems Corp.	32,106	38,206
*	Double-Take Software, Inc.	11,258	83,309
*	DSP Group, Inc.	21,500	135,450
* #	DST Systems, Inc.	23,700	961,746
* #	DTS, Inc.	14,161	292,425
*	Dycom Industries, Inc.	32,076	284,835
*	Dynamics Research Corp.	7,271	55,987
*	EarthLink, Inc.	93,002	641,714
*	eBay, Inc.	67,556	1,031,580
* #	Ebix, Inc.	2,052	52,182
*	Echelon Corp.	34,971	284,314
* #	Echostar Holding Corp.	1,840	35,733
*	EDCI Holdings, Inc.	3,419	10,770
*	EDGAR Online, Inc.	3,500	5,215
*	Edgewater Technology, Inc.	8,788	18,894
*	EFJohnson Technologies, Inc.	13,208	25,095
*	Elecsys Corp.	376	1,861
*	Electro Scientific Industries, Inc.	19,074	159,649
* #	Electroglas, Inc.	15,057	9,938
*	Electronic Arts, Inc.	84,052	1,914,705
*	Electronics for Imaging, Inc.	50,098	531,039
* #	Elixir Gaming Technologies, Inc.	42,803	5,992
*	eLoyalty Corp.	2,342	7,612
*	EMC Corp.	489,850	5,770,433
* #	EMCORE Corp.	32,898	117,117
*	EMS Technologies, Inc.	12,600	263,340
*	Emulex Corp.	74,566	708,377
*	Endwave Corp.	5,844	19,285
*	Entegris, Inc.	92,138	247,851
*	Entorian Technologies, Inc.	23,725	12,100
*	Entrust, Inc.	45,416	63,582
*	Epicor Software Corp.	44,840	316,122
*	EPIQ Systems, Inc.	29,000	394,110
* #	Equinix, Inc.	13,500	842,670
*	Euronet Worldwide, Inc.	42,555	507,256
*	Evans & Sutherland Computer Corp.	1,668	1,359
* #	Exar Corp.	30,139	201,329
*	Extreme Networks, Inc.	97,850	180,044
*	F5 Networks, Inc.	22,500	558,450
#	FactSet Research Systems, Inc.	11,444	443,913
	Fair Isaac Corp.	36,965	576,284
*	Fairchild Semiconductor Corp. Class A	105,506	599,274
* #	FalconStor Software, Inc.	22,017	66,271
* #	Faro Technologies, Inc.	15,645	237,335
* #	FEI Co.	26,330	553,193
	Fidelity National Information Services, Inc.	160,535	2,422,473
* #	Finisar Corp.	76,100	46,421
* #	Fiserv, Inc.	75,833	2,529,789
*	FLIR Systems, Inc.	20,600	661,260
* #	FormFactor, Inc.	43,498	757,735
*	Forrester Research, Inc.	19,670	551,744
*	FortuNet, Inc.	1,270	5,194

52

*	Foundry Networks, Inc.	103,400	1,535,490
	Frequency Electronics, Inc.	5,150	22,197
*	FSI International, Inc.	9,520	4,665
*	Gartner Group, Inc.	19,500	358,800
*	Gerber Scientific, Inc.	22,700	108,506
	Gevity HR, Inc.	20,381	69,499
	Global Payments, Inc.	43,100	1,745,981
*	Globecomm Systems, Inc.	14,423	113,653
*	Goldleaf Financial Solutions, Inc.	15,800	15,010
*	Google, Inc.	13,180	4,736,365
*	GSE Systems, Inc.	3,013	18,078
*	GSI Technology, Inc.	700	2,450
*	GTSI Corp.	7,192	41,786
*	Guidance Software, Inc.	6,286	17,915
*	Hackett Group, Inc.	32,181	95,899
*	Harmonic, Inc.	71,221	506,381
	Harris Corp.	61,633	2,215,706
*	Harris Stratex Networks, Inc. Class A	22,658	150,223
*	Hauppauge Digital, Inc.	6,000	6,780
#	Heartland Payment Systems, Inc.	13,518	235,348
*	Hewitt Associates, Inc. Class A	54,500	1,520,005
	Hewlett-Packard Co.	213,714	8,180,972
*	hi/fn, inc.	12,134	32,155
* #	Hittite Microwave Corp.	11,300	370,301
* #	Hughes Communications, Inc.	10,196	165,685
* #	Hutchinson Technology, Inc.	22,342	152,819
*	Hypercom Corp.	46,944	91,541
*	I.D. Systems, Inc.	7,377	40,057
* #	i2 Technologies, Inc.	8,800	125,400
*	IAC/InterActiveCorp	69,402	1,163,178
*	iBasis, Inc.	11,339	25,059
*	iGATE Capital Corp.	48,575	329,824
* #	iGo, Inc.	16,000	16,320
*	Ikanos Communications, Inc.	23,895	36,081
*	ImageWare Systems, Inc.	4,200	1,260
#	Imation Corp.	31,713	390,704
	Imergent, Inc.	7,900	57,670
*	Immersion Corp.	26,734	138,482
*	InFocus Corp.	19,682	17,517
	infoGROUP, Inc.	53,095	236,804
*	Informatica Corp.	47,405	666,040
	InfoSpace, Inc.	30,370	260,271
*	Ingram Micro, Inc.	178,904	2,384,790
*	Innodata Isogen, Inc.	13,154	21,573
* #	Insight Enterprises, Inc.	43,774	425,921
	Integral Systems, Inc.	16,000	393,120
*	Integrated Device Technology, Inc.	160,006	1,017,638
*	Integrated Silicon Solution, Inc.	20,989	37,990
	Intel Corp.	458,292	7,332,672
*	Intelli-Check, Inc.	1,985	4,566
*	Intelligent Systems Corp.	629	1,069
*	Interactive Intelligence, Inc.	13,925	102,349
* #	Intermec, Inc.	50,996	661,418
* #	Internap Network Services Corp.	17,590	50,307
	International Business Machines Corp.	77,144	7,172,078

53

*	International Rectifier Corp.	51,871	800,888
*	Internet Brands, Inc.	2,500	16,225
*	Internet Capital Group, Inc.	34,386	196,688
*	Interphase Corp.	4,272	9,398
	Intersil Corp.	107,995	1,478,452
*	Interwoven, Inc.	41,939	528,851
*	Intest Corp.	3,806	2,969
*	Intevac, Inc.	16,000	124,480
*	IntriCon Corp.	2,550	13,388
*	Intuit, Inc.	34,988	876,799
*	INX, Inc.	861	4,925
*	iPass, Inc.	54,396	103,352
* #	iPCS, Inc.	4,891	79,821
* #	IPG Photonics Corp.	6,143	87,231
* #	Iron Mountain, Inc.	93,521	2,270,690
*	Isilon Systems, Inc.	1,300	4,446
* #	Iteris, Inc.	19,864	29,597
* #	Itron, Inc.	32,300	1,565,904
*	Ixia	58,054	386,640
	IXYS Corp.	28,073	222,900
*	j2 Global Communications, Inc.	14,958	241,123
	Jabil Circuit, Inc.	226,500	1,904,865
	Jack Henry & Associates, Inc.	55,800	1,060,758
*	Jaco Electronics, Inc.	3,034	2,700
*	JDA Software Group, Inc.	28,200	402,696
*	JDS Uniphase Corp.	191,204	1,043,974
*	Juniper Networks, Inc.	78,558	1,472,177
*	Jupitermedia Corp.	12,600	7,118
	Keithley Instruments, Inc.	12,790	54,358
* #	Kemet Corp.	4,300	2,537
*	Key Tronic Corp.	7,752	12,248
*	Keynote Systems, Inc.	11,812	115,758
	KLA-Tencor Corp.	72,022	1,674,512
*	Kopin Corp.	60,187	139,634
*	Kowabunga!, Inc.	26,064	3,649
*	Kratos Defense & Security Solutions, Inc.	74,440	110,171
* #	Kulicke & Soffa Industries, Inc.	47,809	140,558
*	KVH Industries, Inc.	12,392	72,617
* #	L-1 Identity Solutions, Inc.	69,052	566,226
* #	Lam Research Corp.	51,200	1,144,832
*	LaserCard Corp.	5,364	27,625
*	Lattice Semiconductor Corp.	90,100	169,388
* #	Lawson Software, Inc.	147,365	783,982
*	Leadis Technolgies, Inc.	19,431	13,019
*	LeCroy Corp.	9,674	48,080
	Lender Processing Services, Inc.	31,117	717,869
*	Lexmark International, Inc.	72,800	1,880,424
#	Linear Technology Corp.	18,572	421,213
*	Lionbridge Technologies, Inc.	37,706	65,608
*	Littlefuse, Inc.	16,106	300,538
*	LogicVision, Inc.	56	29
*	Logility, Inc.	4,687	24,841
*	LoJack Corp.	15,800	69,046
*	LookSmart, Ltd.	14,472	25,037
*	Loral Space & Communications, Inc.	12,632	145,268

54

*	LSI Corp.	252,012	970,246
*	LTX-Credence Corp.	77,003	47,742
* #	Lumera Corp.	11,749	4,112
* #	Luna Innovations, Inc.	6,251	16,440
*	Macrovision Solutions Corp.	111,017	1,230,068
*	Magma Design Automation, Inc.	17,400	45,414
*	Management Network Group, Inc.	8,935	7,595
* #	Manhattan Associates, Inc.	19,480	327,459
*	ManTech International Corp. Class A	12,400	668,856
#	Marchex, Inc. Class B	20,200	155,136
*	Mastec, Inc.	51,103	445,618
*	Mastech Holdings, Inc.	2,854	4,424
*	Mattson Technology, Inc.	43,500	113,970
	Maximus, Inc.	15,900	507,846
* #	Maxwell Technologies, Inc.	15,125	137,184
*	McAfee, Inc.	22,700	738,885
*	Measurement Specialties, Inc.	3,300	35,244
*	MEMC Electronic Materials, Inc.	13,600	249,968
* #	Mentor Graphics Corp.	79,665	584,741
*	Mercury Computer Systems, Inc.	20,018	143,729
*	Merix Corp.	14,884	8,484
	Mesa Laboratories, Inc.	2,524	45,432
*	Metavante Technologies, Inc.	24,753	415,108
	Methode Electronics, Inc.	35,272	267,714
	Micrel, Inc.	63,700	468,195
#	Microchip Technology, Inc.	27,900	687,177
*	Micron Technology, Inc.	414,749	1,953,468
*	Micros Systems, Inc.	20,200	344,006
* #	Microsemi Corp.	53,700	1,167,438
	Microsoft Corp.	526,939	11,766,548
*	MicroStrategy, Inc.	2,300	90,551
*	Microtune, Inc.	44,357	110,893
* #	Midway Games, Inc.	16,559	14,738
*	Mindspeed Technologies, Inc.	4,506	6,534
*	MIPS Technologies, Inc.	35,232	98,297
*	MIVA, Inc.	20,600	8,034
*	MKS Instruments, Inc.	39,061	724,582
	Mocon, Inc.	4,221	35,879
*	ModusLink Global Solutions, Inc.	41,922	233,086
#	Molex, Inc.	12,787	184,261
	Molex, Inc. Class A	47,026	603,814
	MoneyGram International, Inc.	40,400	43,632
*	Monolithic Power Systems	17,670	300,213
* #	MoSys, Inc.	21,614	82,133
	Motorola, Inc.	703,377	3,777,134
*	MPS Group, Inc.	63,078	491,378
* #	MRV Communications, Inc.	77,375	57,250
* #	MSC.Software Corp.	41,188	354,217
	MTS Systems Corp.	13,600	441,728
*	Multi-Fineline Electronix, Inc.	20,636	241,028
*	Nanometrics, Inc.	16,814	20,681
*	Napco Security Systems, Inc.	11,922	24,321
	National Instruments Corp.	18,300	464,820
	National Semiconductor Corp.	25,772	339,417
*	NCI, Inc.	5,841	139,016

55

*	NCR Corp.	75,680	1,383,430
*	NeoMagic Corp.	7,711	93
*	NetApp, Inc.	26,500	358,545
*	NETGEAR, Inc.	30,289	334,693
* #	NetLogic Microsystems, Inc.	15,200	321,024
*	NetScout Systems, Inc.	33,693	324,127
*	Network Engines, Inc.	14,793	6,065
* #	Network Equipment Technologies, Inc.	24,141	65,905
*	Newport Corp.	17,390	125,034
	NIC, Inc.	37,300	200,301
*	NMS Communications Corp.	3,300	399
* #	Novatel Wireless, Inc.	23,798	123,988
*	Novell, Inc.	328,486	1,530,745
*	Novellus Systems, Inc.	93,368	1,475,214
*	Nu Horizons Electronics Corp.	12,000	22,560
* #	Nuance Communications, Inc.	49,729	455,020
*	NumereX Corp. Class A	7,591	32,641
* #	Nvidia Corp.	40,950	358,722
	O.I. Corp.	1,215	11,008
* #	Omniture, Inc.	7,310	84,065
*	OmniVision Technologies, Inc.	47,041	380,562
*	ON Semiconductor Corp.	237,423	1,213,232
* #	On2 Technologies, Inc.	30,000	8,100
*	Online Resources Corp.	22,221	77,774
*	Onvia, Inc.	3,125	10,625
	Openwave Systems, Inc.	43,716	32,787
*	Oplink Communications, Inc.	18,700	151,844
* #	OPNET Technologies, Inc.	18,032	227,744
*	Opnext, Inc.	275	1,100
*	Optical Cable Corp.	100	459
*	Oracle Corp.	292,757	5,354,526
* #	Orbcomm, Inc.	25,208	75,624
*	Orthovita, Inc.	14,132	38,722
*	OSI Systems, Inc.	15,271	175,617
*	Overland Storage, Inc.	4,100	1,107
* #	OYO Geospace Corp.	4,139	118,665
* #	Palm, Inc.	90,703	361,905
*	PAR Technology Corp.	11,900	58,905
*	Parametric Technology Corp.	85,519	1,110,892
#	Park Electrochemical Corp.	18,699	404,272
* #	ParkerVision, Inc.	6,928	34,709
	Paychex, Inc.	23,300	664,982
*	PC Connection, Inc.	23,400	141,336
	PC-Tel, Inc.	19,793	116,185
*	PDF Solutions, Inc.	17,589	52,767
	Pegasystems, Inc.	23,992	313,815
*	Perceptron, Inc.	2,580	10,939
* #	Perficient, Inc.	25,655	140,846
*	Performance Technologies, Inc.	4,723	14,689
*	Pericom Semiconductor Corp.	21,274	165,937
*	Perot Systems Corp.	121,050	1,741,910
*	Pervasive Software, Inc.	14,872	61,719
*	Phoenix Technologies, Ltd.	18,744	82,848
*	Photronics, Inc.	23,700	16,353
*	Physicians Formula Holdings, Inc.	80	282

56

*	Pinnacle Data Systems, Inc.	700	455
*	Planar Systems, Inc.	11,955	23,910
*	PlanetOut, Inc.	300	480
	Plantronics, Inc.	44,200	638,248
*	PLATO Learning, Inc.	5,448	9,371
*	Plexus Corp.	38,613	720,519
*	PLX Technology, Inc.	22,700	78,088
* #	PMC-Sierra, Inc.	162,285	759,494
* #	Polycom, Inc.	73,768	1,549,866
*	Power Integrations, Inc.	25,260	530,207
* #	Powerwave Technologies, Inc.	91,530	86,954
* #	Presstek, Inc.	30,823	128,840
* ●	Price Communications Liquidation Trust	11,700	1,598
* #	Procera Networks, Inc.	3,031	2,485
*	Progress Software Corp.	35,844	822,261
	QAD, Inc.	23,760	121,176
*	QLogic Corp.	70,400	846,208
	QUALCOMM, Inc.	106,244	4,064,895
#	Quality Systems, Inc.	8,600	331,014
	Qualstar Corp.	5,170	11,426
*	Quantum Corp.	151,647	43,978
* #	Quest Software, Inc.	99,238	1,314,904
*	QuickLogic Corp.	21,500	20,855
*	Rackable Systems, Inc.	18,200	129,766
*	Radiant Systems, Inc.	24,500	129,115
*	RadiSys Corp.	20,400	129,948
*	RAE Systems, Inc.	36,268	51,138
* #	Rambus, Inc.	23,600	215,940
*	Ramtron International Corp.	15,923	37,260
*	RealNetworks, Inc.	127,661	546,389
*	Red Hat, Inc.	67,818	902,658
*	Relm Wireless Corp.	8,000	5,360
#	Renaissance Learning, Inc.	8,199	111,834
* #	RF Micro Devices, Inc.	193,379	384,824
*	RF Monolithics, Inc.	4,972	2,635
	Richardson Electronics, Ltd.	9,637	48,378
*	RightNow Technologies, Inc.	9,136	60,115
*	Rimage Corp.	7,632	112,496
*	Riverbed Technology, Inc.	3,870	48,491
*	Rofin-Sinar Technologies, Inc.	23,860	531,839
*	Rogers Corp.	14,400	433,440
*	Rudolph Technologies, Inc.	19,519	65,389
*	S1 Corp.	36,040	225,971
*	Saba Software, Inc.	14,165	23,231
*	Safeguard Scientifics, Inc.	76,065	60,091
*	Salesforce.com, Inc.	11,300	349,848
*	Sandisk Corp.	123,922	1,101,667
*	Sanmina-SCI Corp.	285,919	214,439
*	Sapient Corp.	81,649	448,253
* #	SAVVIS, Inc.	12,000	103,200
*	ScanSource, Inc.	22,844	453,225
*	Scientific Learning Corp.	11,264	26,358
*	SCM Microsystems, Inc.	7,148	14,225
*	SeaChange International, Inc.	25,474	194,621
*	Secure Computing Corp.	55,400	313,564

57

*	Semitool, Inc.	27,673	163,547
*	Semtech Corp.	51,232	620,932
*	SI International, Inc.	11,480	330,624
* #	Sigma Designs, Inc.	11,400	126,426
*	Silicon Image, Inc.	64,360	294,125
* #	Silicon Laboratories, Inc.	42,100	1,092,916
*	Silicon Storage Technology, Inc.	90,288	284,407
*	Simulations Plus, Inc.	4,400	5,280
* #	SiRF Technology Holdings, Inc.	44,800	42,112
* #	Skyworks Solutions, Inc.	150,623	1,073,942
*	SM&A	14,489	79,690
*	Smith Micro Software, Inc.	25,560	159,750
*	Soapstone Networks, Inc.	11,800	33,984
* #	SoftBrands, Inc.	14,700	7,350
* #	Sonic Foundry, Inc.	6,195	3,221
* #	Sonic Solutions, Inc.	16,806	34,284
*	SonicWALL, Inc.	53,244	238,533
* #	Sonus Networks, Inc.	148,065	327,224
*	Sourcefire, Inc.	3,800	24,092
*	SourceForge, Inc.	29,414	31,179
*	Spectrum Control, Inc.	10,631	66,231
*	SPSS, Inc.	13,259	309,730
*	SRA International, Inc.	35,435	654,839
*	SRS Labs, Inc.	7,675	39,219
*	Standard Microsystems Corp.	19,961	359,498
	StarTek, Inc.	13,281	43,960
* #	STEC, Inc.	46,515	255,833
* #	Stratasys, Inc.	18,000	217,440
*	SumTotal Systems, Inc.	23,367	75,008
*	Sun Microsystems, Inc.	199,342	916,973
*	Sunair Electronics, Inc.	5,100	10,455
*	SunPower Corp.	18,179	538,286
* #	SunPower Corp. Class A	3,900	152,334
* #	Supertex, Inc.	11,000	265,320
*	SupportSoft, Inc.	40,956	102,390
*	Switch and Data Facilities Co.	3,492	32,895
* #	Sybase, Inc.	61,700	1,643,071
*	Sycamore Networks, Inc.	221,688	740,438
*	Sykes Enterprises, Inc.	38,769	618,753
*	Symantec Corp.	265,864	3,344,569
*	Symmetricom, Inc.	32,900	146,405
* #	Synaptics, Inc.	16,500	509,685
*	Synchronoss Technologies, Inc.	6,487	50,404
*	SYNNEX Corp.	31,233	481,925
* #	Synopsys, Inc.	118,738	2,170,531
	Syntel, Inc.	13,367	332,437
	Take-Two Interactive Software, Inc.	45,100	534,886
*	Tech Data Corp.	49,214	1,055,640
	Technitrol, Inc.	30,541	176,222
*	Technology Solutions Co.	829	2,126
*	TechTeam Global, Inc.	8,247	48,245
*	Techwell, Inc.	19,265	168,761
* #	Tekelec	58,409	741,210
* #	TeleCommunication Systems, Inc.	25,875	178,020
* #	Telkonet, Inc.	3,170	729

58

*	Tellabs, Inc.	299,536	1,270,033
*	Telular Corp.	12,364	18,546
*	Teradata Corp.	25,280	389,059
*	Teradyne, Inc.	152,813	779,346
* #	Terremark Worldwide, Inc.	46,297	208,799
*	Tessco Technologies, Inc.	5,117	56,133
* #	Tessera Technologies, Inc.	13,408	231,690
	Texas Instruments, Inc.	47,284	924,875
* #	The Knot, Inc.	28,980	199,962
	TheStreet.com, Inc.	18,740	73,836
*	ThinkEngine Networks, Inc.	461	23
*	THQ, Inc.	43,822	326,474
*	TIBCO Software, Inc.	157,778	812,557
*	Tier Technologies, Inc. Class B	700	4,186
*	TNS, Inc.	11,212	158,986
*	Tollgrade Communications, Inc.	7,622	33,537
	Total System Services, Inc.	27,350	375,789
*	Track Data Corp.	2,570	4,176
*	Transact Technologies, Inc.	7,427	51,989
* #	Transwitch Corp.	14,884	6,251
* #	Travelzoo, Inc.	1,600	7,072
*	Trident Microsystems, Inc.	16,500	29,865
*	Trimble Navigation, Ltd.	89,805	1,847,289
	Trio-Tech International	1,787	4,021
*	Triquint Semiconductor, Inc.	129,596	580,590
	TSR, Inc.	1,503	3,006
*	TTM Technologies, Inc.	39,596	283,507
* #	Tyler Technologies, Inc.	29,234	397,290
*	Ultimate Software Group, Inc.	9,289	123,822
*	Ultra Clean Holdings, Inc.	15,045	45,436
*	Ultratech, Inc.	22,600	340,808
*	Unica Corp.	4,416	22,831
* #	Unisys Corp.	83,400	126,768
	United Online, Inc.	70,802	523,935
* #	Universal Display Corp.	13,664	147,844
*	UTStarcom, Inc.	94,127	224,022
*	ValueClick, Inc.	64,900	480,260
* #	Varian Semiconductor Equipment Associates, Inc.	17,541	344,154
*	Veeco Instruments, Inc.	27,148	210,126
* #	VeriFone Holdings, Inc.	48,353	549,290
*	VeriSign, Inc.	39,976	847,491
*	Viasat, Inc.	25,459	463,863
*	Vicon Industries, Inc.	3,400	15,980
*	Video Display Corp.	6,507	53,878
*	Vignette Corp.	14,740	119,689
*	Virage Logic Corp.	16,250	73,450
*	Vishay Intertechnology, Inc.	189,860	818,297
* #	Vocus, Inc.	6,700	112,761
*	Volterra Semiconductor Corp.	16,602	156,723
* #	Wave Systems Corp. Class A	10,400	4,264
	Wayside Technology Group, Inc.	659	3,796
*	Web.com Group, Inc.	23,204	113,932
*	Websense, Inc.	23,075	450,424
*	Westell Technologies, Inc.	24,534	7,775
*	Western Digital Corp.	92,189	1,521,119

59

	Western Union Co.	47,272	721,371
*	White Electronics Designs Corp.	8,612	34,362
*	Wind River Systems, Inc.	72,476	633,440
*	Winland Electronics, Inc.	400	220
*	Wireless Ronin Technologies, Inc.	8,754	13,656
*	Wireless Telecom Group, Inc.	16,062	9,477
*	WPCS International, Inc.	6,800	20,400
*	Wright Express Corp.	14,300	195,767
	Xerox Corp.	527,852	4,233,373
	Xilinx, Inc.	41,800	769,956
* #	X-Rite, Inc.	24,902	80,184
*	Yahoo!, Inc.	66,565	853,363
* #	Zebra Technologies Corp. Class A	61,414	1,243,019
*	ZILOG, Inc.	5,736	16,290
* #	Zix Corp.	16,950	30,341
*	Zones, Inc.	3,460	28,061
*	Zoran Corp.	40,900	332,926
*	Zygo Corp.	12,070	103,681
Total Information Technology			299,171,945

Materials — (4.2%)
	A. Schulman, Inc.	1,400	25,074
	A.M. Castle & Co.	18,016	219,255
*	AEP Industries, Inc.	2,000	39,140
	Air Products & Chemicals, Inc.	19,200	1,116,096
#	Airgas, Inc.	56,913	2,183,183
	AK Steel Holding Corp.	18,400	256,128
#	Albemarle Corp.	86,150	2,097,753
	Alcoa, Inc.	232,936	2,681,093
#	Allegheny Technologies, Inc.	29,850	792,219
#	AMCOL International Corp.	26,300	645,139
*	American Pacific Corp.	5,088	58,766
#	American Vanguard Corp.	16,621	243,165
#	AptarGroup, Inc.	55,438	1,680,880
	Arch Chemicals, Inc.	19,500	553,215
	Ashland, Inc.	50,400	1,138,536
* #	Atlantis Plastics, Inc.	201	8
	Balchem Corp.	13,426	343,169
	Ball Corp.	41,100	1,405,620
* #	Basin Water, Inc.	3,919	2,782
	Bemis Co., Inc.	102,961	2,557,551
*	Brush Engineered Materials, Inc.	14,800	181,596
*	Buckeye Technologies, Inc.	18,325	107,934
#	Cabot Corp.	60,581	1,602,367
	Calgon Carbon Corp.	26,370	351,248
*	Caraustar Industries, Inc.	9,781	3,531
#	Carpenter Technology Corp.	28,580	517,298
#	Celanese Corp. Class A	15,100	209,286
* #	Century Aluminum Co.	22,800	286,596
	Chemtura Corp.	219,251	379,304
	Chesapeake Corp.	900	41
#	Cliffs Natural Resources, Inc.	43,200	1,165,968
* #	Coeur d’Alene Mines Corp.	361,100	259,992
	Commercial Metals Co.	102,300	1,135,530
	Compass Minerals International, Inc.	13,558	744,741

60

*	Constar International, Inc.	2,861	1,173
*	Continental Materials Corp.	819	14,844
*	Core Molding Technologies, Inc.	5,592	18,174
*	Crown Holdings, Inc.	37,000	746,660
	Cytec Industries, Inc.	50,365	1,426,337
#	Deltic Timber Corp.	9,685	441,152
	Dow Chemical Co.	309,988	8,267,380
	du Pont (E.I.) de Nemours & Co.	85,900	2,748,800
	Eagle Materials, Inc.	34,300	607,453
	Eastman Chemical Co.	29,116	1,175,995
	Ecolab, Inc.	24,544	914,509
#	Empire Resources, Inc.	6,900	15,870
	Ferro Corp.	40,480	626,630
*	Flight Safety Technologies, Inc.	1,300	273
*	Flotek Industries, Inc.	6,990	34,601
	FMC Corp.	57,500	2,503,550
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	2,221,407
	Friedman Industries, Inc.	4,579	23,582
#	General Maritime Corp.	25,309	383,431
* #	General Moly, Inc.	14,500	28,855
#	Georgia Gulf Corp.	26,200	60,260
#	Gibraltar Industries, Inc.	23,387	309,878
*	Graphic Packaging Holding Co.	151,918	281,048
	Greif, Inc. Class A	23,100	937,398
	Greif, Inc. Class B	10,238	343,894
*	H&E Equipment Services, Inc.	18,345	104,567
	H.B. Fuller Co.	49,900	881,733
	Hawkins, Inc.	5,305	86,578
*	Haynes International, Inc.	9,985	252,720
* #	Headwaters, Inc.	35,502	376,321
* #	Hecla Mining Co.	72,654	180,908
#	Hercules, Inc.	74,400	1,250,664
	Huntsman Corp.	52,700	532,270
* #	ICO, Inc.	11,200	50,064
	Innophos Holdings, Inc.	4,800	128,400
	International Flavors & Fragrances, Inc.	17,200	548,336
	International Paper Co.	278,435	4,794,651
*	ION Geophysical Corp.	55,416	363,529
	Kaiser Aluminum Corp.	16,349	548,672
	KMG Chemicals, Inc.	7,705	31,205
	Koppers Holdings, Inc.	10,300	245,037
	Kronos Worldwide, Inc.	18,616	236,423
*	Landec Corp.	21,024	196,574
#	Louisiana-Pacific Corp.	87,209	418,603
*	LSB Industries, Inc.	10,699	87,946
	Lubrizol Corp.	63,815	2,398,168
#	Martin Marietta Materials, Inc.	4,000	313,520
*	Material Sciences Corp.	8,954	44,143
*	Maxxam, Inc.	1,733	23,396
	MeadWestavco Corp.	165,990	2,328,840
* #	Metalico, Inc.	23,400	74,880
	Minerals Technologies, Inc.	15,503	879,950
* #	Mines Management, Inc.	20,400	14,688
*	Mod-Pac Corp.	1,165	3,437
	Monsanto Co.	26,000	2,313,480

61

	Myers Industries, Inc.	24,214	255,942
	Nalco Holding Co.	132,700	1,873,724
*	Nanophase Technologies Corp.	4,649	6,509
	Neenah Paper, Inc.	12,200	110,166
	NewMarket Corp.	10,500	395,745
	Newmont Mining Corp.	104,070	2,741,204
	NL Industries, Inc.	39,618	545,936
	NN, Inc.	15,505	111,791
*	Northern Technologies International Corp.	2,000	20,700
* #	Northwest Pipe Co.	7,779	223,491
	Nucor Corp.	55,424	2,245,226
	Olin Corp.	62,400	1,133,184
	Olympic Steel, Inc.	5,800	132,588
*	OM Group, Inc.	23,100	492,954
*	OMNOVA Solutions, Inc.	28,900	35,547
*	Owens-Illinois, Inc.	22,300	510,224
	P.H. Glatfelter Co.	5,457	56,262
	Packaging Corp. of America	67,857	1,142,033
*	Pactiv Corp.	87,200	2,054,432
* #	Patriot Coal Corp.	2,320	36,726
	Penford Corp.	10,627	136,769
*	PolyOne Corp.	81,275	386,056
	PPG Industries, Inc.	58,900	2,920,262
	Praxair, Inc.	21,392	1,393,689
	Quaker Chemical Corp.	8,896	170,180
*	Ready Mix, Inc.	300	708
	Reliance Steel & Aluminum Co.	61,414	1,537,807
*	Rock of Ages Corp.	2,695	8,085
	Rock-Tenn Co. Class A	31,291	951,559
*	Rockwood Holdings, Inc.	59,444	734,133
#	Rohm & Haas Co.	21,600	1,519,560
*	Rosetta Resources, Inc.	47,604	502,222
	Royal Gold, Inc.	26,932	776,450
	RPM International, Inc.	104,143	1,478,831
*	RTI International Metals, Inc.	15,950	251,851
#	Schnitzer Steel Industries, Inc. Class A	14,113	380,063
	Schweitzer-Maudoit International, Inc.	15,451	258,341
	Sealed Air Corp.	88,400	1,495,728
	Sensient Technologies Corp.	37,496	946,024
#	Sigma-Aldrich Corp.	20,178	885,007
	Silgan Holdings, Inc.	12,590	585,939
*	Smurfit-Stone Container Corp.	210,937	284,765
*	Solitario Exploration & Royalty Corp.	2,415	4,782
	Sonoco Products Co.	93,800	2,361,884
	Southern Copper Corp.	44,100	642,096
	Spartech Corp.	20,700	131,652
	Steel Dynamics, Inc.	83,352	993,556
	Stepan Co.	7,874	282,125
* #	Stillwater Mining Co.	71,058	281,390
*	Symyx Technologies, Inc.	19,863	87,596
#	Synalloy Corp.	3,709	27,818
#	Temple-Inland, Inc.	114,600	679,578
#	Terra Industries, Inc.	24,600	540,954
#	Texas Industries, Inc.	21,040	665,495
	The Mosaic Co.	6,000	236,460

62

	The Scotts Miracle-Gro Co. Class A	33,200	867,184
#	Titanium Metals Corp.	27,786	258,688
	Tronox, Inc. Class B	2,476	347
*	U.S. Concrete, Inc.	30,248	95,281
* #	U.S. Gold Corp.	51,600	36,120
* #	United States Lime & Minerals, Inc.	2,769	70,610
#	United States Steel Corp.	36,950	1,362,716
*	Universal Stainless & Alloy Products, Inc.	5,300	97,679
#	Valhi, Inc.	37,870	542,298
	Valspar Corp.	103,155	2,109,520
#	Vulcan Materials Co.	66,770	3,624,276
*	W.R. Grace & Co.	19,100	172,091
	Wausau Paper Corp.	41,847	387,503
#	Westlake Chemical Corp.	70,716	1,289,153
	Weyerhaeuser Co.	119,061	4,550,511
*	Williams Industries, Inc.	100	157
	Worthington Industries, Inc.	67,354	812,963
	Zep, Inc.	7,750	163,138
* #	Zoltek Companies, Inc.	19,200	226,368
Total Materials			124,157,463

Other — (0.0%)
* ●	MAIR Holdings, Inc. Escrow Shares	400	468
* ●	Tripos Escrow Shares	700	63
Total Other			531

Telecommunication Services — (2.9%)
#	Alaska Communications Systems Group, Inc.	22,791	212,868
* #	American Tower Corp.	25,500	823,905
	Arbinet-thexchange, Inc.	19,774	57,345
	AT&T, Inc.	1,399,392	37,461,724
* #	Cbeyond, Inc.	7,384	88,756
* #	Centennial Communications Corp.	57,155	203,472
	CenturyTel, Inc.	71,938	1,806,363
*	Cincinnati Bell, Inc.	126,100	301,379
* #	Cogent Communications Group, Inc.	20,600	98,468
	Consolidated Communications Holdings, Inc.	26,338	271,281
*	Crown Castle International Corp.	117,291	2,483,050
	D&E Communications, Inc.	12,019	84,133
	Embarq Corp.	21,320	639,600
	FairPoint Communications, Inc.	50,799	202,180
* #	FiberTower Corp.	33,173	24,216
	Frontier Communications Corp.	234,180	1,782,110
*	General Communications, Inc. Class A	33,859	260,037
	Hickory Tech Corp.	8,607	53,794
* #	ICO Global Communications (Holdings), Ltd.	45,623	74,822
	IDT Corp.	400	356
	IDT Corp. Class B	19,444	20,027
#	Iowa Telecommunications Services, Inc.	19,600	296,352
*	LCC International, Inc. Class A	4,198	63
* #	Leap Wireless International, Inc.	19,218	538,873
* #	Level 3 Communications, Inc.	104,411	109,632
* #	NeuStar, Inc.	6,900	135,930
*	Nexstar Broadcasting Group, Inc.	1,300	1,547
* #	NextWave Wireless, Inc.	70,912	19,855

63

* #	NII Holdings, Inc.	66,403	1,710,541
* #	NTELOS Holdings Corp.	1,537	39,962
*	Occam Networks, Inc.	1,300	3,653
*	PAETEC Holding Corp.	46,037	41,433
*	Point.360	6,026	7,894
* #	Premiere Global Services, Inc.	48,300	480,585
#	Qwest Communications International, Inc.	85,500	244,530
* #	SBA Communications Corp.	16,344	343,061
	Shenandoah Telecommunications Co.	15,119	362,402
*	Spark Networks, Inc.	7,200	21,744
	Sprint Nextel Corp.	783,400	2,452,042
	SureWest Communications	12,620	222,995
*	Syniverse Holdings, Inc.	49,700	934,360
	Telephone & Data Systems, Inc.	34,867	936,179
	Telephone & Data Systems, Inc. Special Shares	38,360	1,051,064
* #	tw telecom, inc.	36,200	256,296
*	United States Cellular Corp.	33,055	1,266,337
* #	USA Mobility, Inc.	23,217	224,044
	Verizon Communications, Inc.	927,164	27,508,956
	Warwick Valley Telephone Co.	2,740	22,605
	Windstream Corp.	203,224	1,526,212
*	Xeta Corp.	5,146	8,748
Total Telecommunication Services			87,717,781

Utilities — (2.4%)
* #	AES Corp.	148,424	1,182,939
	AGL Resources, Inc.	27,692	841,837
	Allegheny Energy, Inc.	16,700	503,505
#	ALLETE, Inc.	16,243	568,505
	Alliant Energy Corp.	17,200	505,336
#	Ameren Corp.	30,191	979,698
	American Electric Power Co., Inc.	19,472	635,371
#	American States Water Co.	10,390	355,442
#	Aqua America, Inc.	41,705	750,690
	Artesian Resources Corp. Class A	2,951	42,583
	Atmos Energy Corp.	33,198	805,715
#	Avista Corp.	31,986	635,242
	Black Hills Corp.	22,177	559,969
* #	Cadiz, Inc.	3,271	45,500
#	California Water Service Group	10,528	395,432
	CenterPoint Energy, Inc.	53,362	614,730
#	Central Vermont Public Service Corp.	5,323	105,981
#	CH Energy Group, Inc.	8,966	369,668
	Chesapeake Utilities Corp.	3,792	118,462
	Cleco Corp.	35,169	809,239
	CMS Energy Corp.	82,500	845,625
	Connecticut Water Services, Inc.	5,870	155,555
	Consolidated Edison, Inc.	34,814	1,508,142
	Constellation Energy Group	6,600	159,786
	Delta Natural Gas Co., Inc.	1,648	40,491
	Dominion Resources, Inc.	44,388	1,610,397
#	DPL, Inc.	36,500	832,565
	DTE Energy Co.	25,410	896,973
	Duke Energy Corp.	94,453	1,547,140
*	Dynegy, Inc.	273,100	994,084

64

	Edison International	17,779	632,755
*	El Paso Electric Co.	24,700	457,444
#	Empire District Electric Co.	17,176	329,951
	Energen Corp.	17,400	584,118
	Energy West, Inc.	2,055	17,057
	Entergy Corp.	13,265	1,035,333
*	Environmental Power Corp.	4,361	2,922
	Equitable Resources, Inc.	8,744	303,504
	Exelon Corp.	28,311	1,535,589
	FirstEnergy Corp.	23,755	1,239,061
	Florida Public Utilities Co.	2,760	32,789
	FPL Group, Inc.	28,321	1,337,884
	Great Plains Energy, Inc.	43,427	844,221
	Hawaiian Electric Industries, Inc.	33,000	878,460
#	IDACORP, Inc.	25,600	682,496
	Integrys Energy Group, Inc.	21,372	1,017,307
	ITC Holdings Corp.	19,300	783,194
#	Laclede Group, Inc.	12,600	659,232
*	Maine & Maritimes Corp.	1,244	41,052
	MDU Resources Group, Inc.	25,804	469,891
	MGE Energy, Inc.	12,090	430,767
	Middlesex Water Co.	11,055	190,588
* #	Mirant Corp.	26,700	467,784
	National Fuel Gas Co.	12,571	454,944
	New Jersey Resources Corp.	23,700	882,588
	Nicor, Inc.	22,252	1,028,265
	NiSource, Inc.	42,800	554,688
	Northeast Utilities, Inc.	24,232	546,674
#	Northwest Natural Gas Co.	16,959	862,874
	NorthWestern Corp.	21,453	419,192
* #	NRG Energy, Inc.	90,400	2,101,800
	NSTAR	36,869	1,218,520
	OGE Energy Corp.	33,786	922,358
	Oneok, Inc.	11,161	356,036
#	Ormat Technologies, Inc.	31,500	761,040
	Otter Tail Corp.	15,561	365,372
	Pepco Holdings, Inc.	28,955	597,921
	PG&E Corp.	26,800	982,756
#	Piedmont Natural Gas Co.	26,861	884,264
#	Pinnacle West Capital Corp.	14,200	449,430
#	PNM Resources, Inc.	15,712	153,192
	Portland General Electric Co.	40,000	820,800
	PPL Corp.	21,044	690,664
	Progress Energy, Inc.	20,216	795,904
	Public Service Enterprise Group, Inc.	160,800	4,526,520
	Puget Energy, Inc.	27,871	653,018
	Questar Corp.	65,644	2,262,092
*	Reliant Energy, Inc.	186,100	977,025
	RGC Resources, Inc.	971	24,751
	SCANA Corp.	17,228	566,973
	Sempra Energy	19,200	817,728
	Sierra Pacific Resources	84,444	700,041
	SJW Corp.	14,270	396,706
#	South Jersey Industries, Inc.	18,988	646,921
#	Southern Co.	60,072	2,062,872

65

	Southern Union Co.	49,272	848,464
#	Southwest Gas Corp.	27,283	712,632
#	Southwest Water Co.	17,235	137,363
	TECO Energy, Inc.	32,100	370,434
	UGI Corp.	39,381	940,024
	UIL Holdings Corp.	15,575	513,975
	Unisource Energy Corp.	19,016	524,461
	Unitil Corp.	3,981	95,544
	Vectren Corp.	29,584	745,517
	Westar Energy, Inc.	39,055	761,182
#	WGL Holdings, Inc.	23,532	757,495
	Wisconsin Energy Corp.	11,807	513,605
	Xcel Energy, Inc.	63,944	1,113,904
	York Water Co.	6,444	77,328
	Total Utilities		70,985,858

	TOTAL COMMON STOCKS		2,463,991,197

	RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	99
*	Valley National Bancorp Warrants 06/30/15	398	2,782
	TOTAL RIGHTS/WARRANTS		2,881

	TEMPORARY CASH INVESTMENTS — (1.7%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	39,057,782	39,057,782

		Face Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $18,325,000 FNMA 6.50%, 11/01/36, valued at $12,299,695) to be repurchased at $12,116,949	$12,116	12,116,000
	TOTAL TEMPORARY CASH INVESTMENTS		51,173,782

		Shares
	SECURITIES LENDING COLLATERAL — (15.6%)
§ @	DFA Short Term Investment Fund LP	424,648,738	424,648,738

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.24% 11/03/08 (Collateralized by $89,440,377 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 09/01/38 & U.S. Treasury STRIP 3.255%(y), 11/15/14, valued at $39,378,458) to be repurchased at $38,333,129	$38,332	38,332,365

	TOTAL SECURITIES LENDING COLLATERAL		462,981,103

	TOTAL INVESTMENTS - (100.0%)
	(Cost $4,015,165,938)		$2,978,148,963

See accompanying Notes to Financial Statements.

66

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (81.2%)
Consumer Discretionary — (11.3%)
* #	1-800-FLOWERS.COM, Inc.	23,171	$123,965
*	4Kids Entertainment, Inc.	8,373	44,293
*	99 Cents Only Stores	28,540	348,188
*	A.C. Moore Arts & Crafts, Inc.	10,800	30,024
	Aaron Rents, Inc.	31,035	769,358
	Aaron Rents, Inc. Class A	1,818	37,269
	Abercrombie & Fitch Co.	3,008	87,112
* #	AbitibiBowater, Inc.	7,280	14,196
*	Acme Communications, Inc.	3,300	1,650
	Acme United Corp.	1,600	16,480
#	Advance Auto Parts, Inc.	9,426	294,091
* #	Aeropostale, Inc.	6,850	165,838
*	AFC Enterprises, Inc.	3,365	16,354
	Aldila, Inc.	3,550	15,265
*	Alloy, Inc.	10,451	52,464
	Ambassadors Group, Inc.	6,894	71,973
* #	AMDL, Inc.	8,800	8,624
* #	American Apparel, Inc.	3,692	21,709
#	American Axle & Manufacturing Holdings, Inc.	37,100	133,189
*	American Biltrite, Inc.	1,151	4,777
#	American Eagle Outfitters, Inc.	5,050	56,156
	American Greetings Corp. Class A	21,500	251,120
* #	America’s Car-Mart, Inc.	8,724	142,463
	Ameristar Casinos, Inc.	25,680	236,513
* #	AnnTaylor Stores Corp.	24,719	310,718
#	Arbitron, Inc.	4,100	133,578
#	Arctic Cat, Inc.	8,508	64,491
	Ark Restaurants Corp.	1,078	13,464
	ArvinMeritor, Inc.	36,400	215,488
	Asbury Automotive Group, Inc.	14,400	46,800
*	Ascent Media Corp. (043632108)	3,130	79,158
* ●	Ascent Media Corp. (043632207)	130	15,431
*	Ashworth, Inc.	8,014	14,666
*	ATC Technology Corp.	15,607	342,262
*	Audiovox Corp. Class A	1,700	10,013
* #	AutoNation, Inc.	121,308	833,386
*	Avatar Holdings, Inc.	4,100	139,195
*	Bakers Footwear Group, Inc.	2,300	2,829
*	Ballantyne of Omaha, Inc.	5,800	10,440
*	Bally Technologies, Inc.	3,800	84,170
#	Barnes & Noble, Inc.	29,060	548,653
*	Barry (R.G.) Corp.	4,765	24,587
	Bassett Furniture Industries, Inc.	6,370	28,092
	Beasley Broadcast Group, Inc.	4,101	6,110

1

	Bebe Stores, Inc.	42,294	374,725
* #	Bed Bath and Beyond, Inc.	4,900	126,273
#	Belo Corp.	10,080	33,365
	Belo Corp. Class A	67,900	144,627
*	Benihana, Inc.	3,100	8,742
*	Benihana, Inc. Class A	3,600	10,728
#	Best Buy Co., Inc.	4,700	126,007
	Big 5 Sporting Goods Corp.	5,174	32,493
*	Big Lots, Inc.	9,500	232,085
* #	BJ’s Restaurants, Inc.	26,200	232,918
	Black & Decker Corp.	2,280	115,414
#	Blockbuster, Inc. Class A	120,400	183,008
* #	Blockbuster, Inc. Class B	62,000	53,940
* #	Blue Nile, Inc.	1,800	55,044
*	Bluegreen Corp.	32,000	155,200
	Blyth, Inc.	21,854	187,944
	Bob Evans Farms, Inc.	24,400	509,472
#	Bon-Ton Stores, Inc.	5,000	11,200
	Books-A-Million, Inc.	7,900	24,885
	Borders Group, Inc.	7,080	24,001
#	BorgWarner, Inc.	12,000	269,640
	Bowl America, Inc. Class A	1,600	17,040
#	Boyd Gaming Corp.	23,900	162,520
	Brinker International, Inc.	8,450	78,585
#	Brookfield Homes Corp.	23,004	210,717
	Brown Shoe Company, Inc.	19,486	205,382
#	Brunswick Corp.	31,700	109,999
#	Buckle, Inc.	20,325	535,360
* #	Buffalo Wild Wings, Inc.	3,400	96,152
*	Build-A-Bear-Workshop, Inc.	11,984	62,317
#	Building Materials Holding Corp.	2,900	696
#	Bunge, Ltd.	7,100	272,711
* #	Cabela’s, Inc.	51,112	406,340
*	Cache, Inc.	13,300	47,747
*	California Coastal Communities, Inc.	3,660	4,648
*	California Pizza Kitchen, Inc.	18,330	179,084
	Callaway Golf Co.	53,753	562,256
	Canterbury Park Holding Corp.	1,701	11,737
* #	Career Education Corp.	8,400	132,804
* #	CarMax, Inc.	11,800	125,316
	Carmike Cinemas, Inc.	10,800	23,220
	Carnival Corp.	11,108	282,143
*	Carriage Services, Inc.	9,250	22,015
*	Carter’s, Inc.	20,193	428,899
*	Casual Male Retail Group, Inc.	25,916	49,240
	Cato Corp. Class A	23,720	368,134
*	Cavalier Homes, Inc.	8,142	12,946
*	Cavco Industries, Inc.	5,511	187,539
	CBRL Group, Inc.	3,900	77,688
	CBS Corp. Class A	1,100	10,813
	CBS Corp. Class B	69,760	677,370
* #	CEC Entertainment, Inc.	12,700	326,136
* #	Champion Enterprises, Inc.	75,600	141,372
* #	Charles and Colvard, Ltd.	4,900	1,470
*	Charlotte Russe Holding, Inc.	20,615	174,197

2

* #	Charter Communications, Inc.	41,492	18,256
* #	Cheesecake Factory, Inc.	33,200	292,160
#	Cherokee, Inc.	1,858	38,368
*	Chico’s FAS, Inc.	11,994	40,780
* #	Chipotle Mexican Grill, Inc.	1,000	50,750
*	Chipotle Mexican Grill, Inc. Class B	1,000	42,770
#	Choice Hotels International, Inc.	2,200	60,148
#	Christopher & Banks Corp.	27,900	145,638
*	Chromcraft Revington, Inc.	2,820	1,269
	Churchill Downs, Inc.	7,638	290,091
	Cinemark Holdings, Inc.	24,862	206,106
#	Circuit City Stores, Inc.	48,600	12,150
#	Citadel Broadcasting Co.	44,993	13,498
* #	Citi Trends, Inc.	8,089	135,329
#	CKE Restaurants, Inc.	8,900	75,561
*	CKX, Inc.	16,900	75,036
	Coachmen Industries, Inc.	1,300	1,404
	Coast Distribution System, Inc.	1,632	3,590
	Cobra Electronics Corp.	400	644
*	Coinstar, Inc.	13,900	333,461
*	Coldwater Creek, Inc.	31,034	111,412
	Collectors Universe, Inc.	8,030	29,791
#	Columbia Sportswear Co.	17,200	634,164
	Comcast Corp. Class A	191,618	3,019,900
	Comcast Corp. Special Class A Non-Voting	104,900	1,617,558
*	Concord Camera Corp.	2,248	4,451
* #	Conn’s, Inc.	15,068	204,171
#	Cooper Tire & Rubber Co.	41,211	314,440
* #	Corinthian Colleges, Inc.	38,065	543,568
* #	Cosi, Inc.	3,022	3,506
	Courier Corp.	6,710	116,821
* #	Cox Radio, Inc.	24,000	130,800
	CPI Corp.	800	5,840
	Craftmade International, Inc.	1,843	3,520
* #	Crown Media Holdings, Inc.	10,536	32,767
	CSS Industries, Inc.	4,800	106,560
*	Culp, Inc.	4,410	12,657
* #	Cumulus Media, Inc. Class A	4,900	5,145
*	Cybex International, Inc.	8,359	16,551
*	Cycle Country Accessories Corp.	2,700	1,890
#	D.R. Horton, Inc.	103,100	760,878
#	Darden Restaurants, Inc.	3,500	77,595
*	Deckers Outdoor Corp.	2,000	169,720
*	dELiA*s, Inc.	5,784	13,997
*	Delta Apparel, Inc.	3,900	23,790
*	Design Within Reach, Inc.	6,720	13,507
	DeVry, Inc.	9,500	538,555
*	DG FastChannel, Inc.	10,184	180,359
*	Diedrich Coffee, Inc.	2,316	2,432
#	Dillards, Inc. Class A	34,000	181,220
#	DineEquity, Inc.	4,900	88,347
*	Discovery Communications, Inc. (25470F104)	31,300	426,932
*	Discovery Communications, Inc. (25470F203)	1,300	17,680
*	Discovery Communications, Inc. (25470F302)	32,600	434,232
	Disney (Walt) Co.	86,800	2,248,120

3

*	Dixie Group, Inc.	2,600	10,660
* #	Dollar Tree, Inc.	6,200	235,724
* #	Domino’s Pizza, Inc.	13,700	81,515
*	Dorman Products, Inc.	8,109	91,226
#	Dover Downs Gaming & Entertainment, Inc.	7,790	39,885
	Dover Motorsports, Inc.	7,800	16,692
*	DreamWorks Animation SKG, Inc.	11,000	309,100
* #	Drew Industries, Inc.	7,800	94,380
* #	drugstore.com, Inc.	59,700	106,266
*	DRYCLEAN USA, Inc.	1,100	880
* #	DSW, Inc.	2,040	26,377
	E.W. Scripps Co.	1,833	8,523
#	Eastman Kodak Co.	120,300	1,104,354
*	Eddie Bauer Holdings, Inc.	4,014	13,768
	Educational Development Corp.	2,987	12,486
*	Einstein Noah Restaurant Group, Inc.	2,700	21,654
*	Emerson Radio Corp.	9,960	5,777
	Emmis Communications Corp. Class A	13,500	8,775
*	Enova Systems, Inc.	4,257	4,683
#	Entercom Communications Corp.	12,050	8,314
*	Entravision Communications Corp.	28,300	53,487
	Escalade, Inc.	2,604	3,541
#	Ethan Allen Interiors, Inc.	18,800	336,332
*	Expedia, Inc.	47,300	449,823
	Family Dollar Stores, Inc.	13,400	360,594
*	Famous Dave’s of America, Inc.	2,200	9,218
	Finish Line, Inc. Class A	38,839	371,689
*	Finlay Enterprises, Inc.	2,900	377
	Fisher Communications, Inc.	4,700	173,430
*	Flanigan’s Enterprises, Inc.	300	1,350
* #	Fleetwood Enterprises, Inc.	16,800	6,888
	Flexsteel Industries, Inc.	1,331	10,821
	Foot Locker, Inc.	125,968	1,841,652
* #	Ford Motor Co.	206,478	452,187
	Fortune Brands, Inc.	65,022	2,479,939
* #	Fossil, Inc.	9,700	176,055
* #	Franklin Covey Co.	15,000	76,500
*	Franklin Electronic Publishers, Inc.	4,412	5,625
*	Frederick’s of Hollywood Group	3,300	1,320
#	Fred’s, Inc.	28,547	349,701
	Frisch’s Restaurants, Inc.	1,200	20,520
* #	Fuel Systems Solutions, Inc.	6,250	177,812
*	Full House Resorts, Inc.	8,010	9,612
	Furniture Brands International, Inc.	43,300	246,377
*	Gaiam, Inc.	7,100	58,220
*	GameStop Corp. Class A	8,200	224,598
*	GameTech International, Inc.	5,000	11,800
*	Gaming Partners International Corp.	2,255	15,311
* #	Gander Mountain Co.	10,128	20,560
#	Gannett Co., Inc.	66,300	729,300
#	Gap, Inc.	29,700	384,318
* #	Gaylord Entertainment Co.	12,995	278,223
#	General Motors Corp.	10,760	62,193
* #	Genesco, Inc.	8,808	218,526
* #	Gentek, Inc.	6,379	114,822

4

#	Gentex Corp.	13,100	125,629
	Genuine Parts Co.	10,500	413,175
*	G-III Apparel Group, Ltd.	11,980	165,444
*	Goodyear Tire & Rubber Co.	62,000	553,040
*	Gottschalks, Inc.	4,800	3,360
	Gray Television, Inc.	13,500	6,750
*	Great Wolf Resorts, Inc.	19,580	37,006
#	Group 1 Automotive, Inc.	17,300	173,865
* #	GSI Commerce, Inc.	5,200	53,820
#	Guess?, Inc.	2,000	43,540
* #	Gymboree Corp.	7,300	188,778
	H&R Block, Inc.	8,000	157,760
*	Hampshire Group, Ltd.	1,868	9,060
#	Handleman Co.	7,376	9,515
* #	Hanesbrands, Inc.	2,900	50,663
#	Harley-Davidson, Inc.	19,600	479,808
	Harman International Industries, Inc.	1,600	29,392
*	Harris Interactive, Inc.	12,400	14,384
#	Harte-Hanks, Inc.	22,854	160,435
*	Hartmarx Corp.	4,900	2,891
	Hasbro, Inc.	5,600	162,792
*	Hastings Entertainment, Inc.	1,695	7,678
	Haverty Furniture Co., Inc.	13,574	133,568
	Haverty Furniture Co., Inc. Class A	800	7,984
*	Hawk Corp.	7,000	101,150
*	Hayes Lemmerz International, Inc.	43,831	58,295
	Hearst-Argyle Television, Inc.	40,443	605,836
*	Heelys, Inc.	4,050	14,215
*	Helen of Troy, Ltd.	7,699	138,505
* #	Hibbett Sporting Goods, Inc.	2,300	40,963
#	Hillenbrand, Inc.	9,100	172,900
*	Hollywood Media Corp.	16,786	32,229
	Home Depot, Inc.	50,800	1,198,372
	Hooker Furniture Corp.	4,619	42,079
*	Hot Topic, Inc.	20,748	134,447
*	Hovnanian Enterprises, Inc. Class A	43,400	186,186
*	HSN, Inc.	20,847	128,209
* #	Iconix Brand Group, Inc.	39,766	433,052
#	Idearc, Inc.	3,755	1,427
*	ILX Resorts, Inc.	500	620
*	Image Entertainment, Inc.	5,300	4,081
*	Infosonics Corp.	4,100	1,722
	Interactive Data Corp.	14,400	339,552
	Interface, Inc. Class A	21,293	150,116
#	International Speedway Corp. Class A	11,600	364,124
* #	Interpublic Group of Companies, Inc.	28,000	145,320
*	Interstate Hotels & Resorts, Inc.	19,000	18,620
*	Interval Leisure Group, Inc.	20,847	151,349
* #	iRobot Corp.	9,700	100,104
* #	Isle of Capri Casinos, Inc.	12,222	62,210
* #	ITT Educational Services, Inc.	800	70,120
	J. Alexander’s Corp.	4,300	20,855
*	J. Crew Group, Inc.	1,200	24,300
	J.C. Penney Co., Inc.	69,600	1,664,832
*	Jack in the Box, Inc.	15,700	315,570

5

	Jackson Hewitt Tax Service, Inc.	13,966	192,451
*	Jaclyn, Inc.	400	1,810
*	JAKKS Pacific, Inc.	5,600	125,272
* #	Jarden Corp.	57,899	1,030,602
*	Jennifer Convertibles, Inc.	400	164
*	Jo-Ann Stores, Inc.	15,405	295,160
	Johnson Controls, Inc.	6,300	111,699
	Johnson Outdoors, Inc.	4,728	39,526
	Jones Apparel Group, Inc.	75,700	841,027
* #	Jos. A. Bank Clothiers, Inc.	13,225	336,841
	Journal Communications, Inc. Class A	33,000	82,500
#	Journal Register Co.	12,400	124
#	KB HOME	13,800	230,322
	Kenneth Cole Productions, Inc. Class A	9,000	119,520
	Kimball International, Inc. Class B	14,806	110,305
*	Knology, Inc.	6,790	32,864
* #	Kohl’s Corp.	8,800	309,144
*	Kona Grill, Inc.	2,493	6,332
	Koss Corp.	1,400	16,730
* #	Krispy Kreme Doughnuts, Inc.	25,399	70,101
	KSW, Inc.	3,180	15,073
	K-Swiss, Inc. Class A	16,241	245,726
	LaCrosse Footwear, Inc.	2,760	39,468
*	Lakeland Industries, Inc.	4,621	45,887
*	Lakes Entertainment, Inc.	9,741	41,886
* #	Lamar Advertising Co.	2,600	39,442
#	Landry’s Restaurants, Inc.	1,500	18,825
*	Lazare Kaplan International, Inc.	4,000	28,800
#	La-Z-Boy, Inc.	23,600	136,408
*	LeapFrog Enterprises, Inc.	17,613	118,888
*	Lear Corp.	21,000	42,210
#	Lee Enterprises, Inc.	13,400	33,500
#	Leggett & Platt, Inc.	124,300	2,157,848
	Lennar Corp. Class A	91,100	705,114
	Lennar Corp. Class B	916	5,404
*	Lenox Group, Inc.	6,600	330
	Libbey, Inc.	6,100	22,326
*	Liberty Global, Inc. Class A	9,888	163,053
*	Liberty Global, Inc. Series C	9,900	159,984
*	Liberty Media Corp. - Entertainment Class A	39,300	632,730
*	Liberty Media Corp. - Entertainment Class B	800	12,200
*	Liberty Media Holding Corp. Capital Class A	90,948	619,356
*	Liberty Media Holding Corp. Capital Class B	200	1,492
*	Liberty Media Holding Corp. Interactive Class A	257,857	1,258,342
*	Liberty Media Holding Corp. Interactive Class B	2,600	12,636
* #	Life Time Fitness, Inc.	8,122	154,643
	Lifetime Brands, Inc.	7,500	36,750
#	Limited Brands, Inc.	12,900	154,542
*	LIN TV Corp.	12,800	21,888
*	Lincoln Educational Services	14,831	214,456
*	Live Nation, Inc.	52,352	588,960
	Liz Claiborne, Inc.	22,531	183,628
* #	LKQ Corp.	21,456	245,457
* #	Lodgenet Entertainment Corp.	3,600	3,600
*	Lodgian, Inc.	11,600	59,160

6

#	Lowe’s Companies, Inc.	71,500	1,551,550
*	Luby’s, Inc.	14,694	71,119
	M/I Homes, Inc.	12,100	164,681
*	Mace Security International, Inc.	3,950	3,436
	Macy’s, Inc.	192,090	2,360,786
*	Maidenform Brands, Inc.	14,410	158,222
	Marine Products Corp.	18,673	115,586
* #	MarineMax, Inc.	7,800	18,096
* #	Martha Stewart Living Omnimedia, Inc.	16,020	83,785
* #	Marvel Entertainment, Inc.	2,900	93,351
	Mattel, Inc.	14,400	216,288
#	Matthews International Corp. Class A	8,733	389,754
*	McCormick & Schmick’s Seafood Restaurants, Inc.	421	2,059
	McDonald’s Corp.	13,800	799,434
	MDC Holdings, Inc.	27,700	931,551
#	Media General, Inc. Class A	15,700	119,791
*	Mediacom Communications Corp.	14,411	63,985
#	Meredith Corp.	3,600	69,732
*	Meritage Homes Corp.	8,380	115,057
* #	MGM Mirage	5,300	87,238
*	Midas, Inc.	2,600	33,878
	Modine Manufacturing Co.	28,300	209,420
* #	Mohawk Industries, Inc.	34,800	1,683,624
#	Monaco Coach Corp.	2,500	5,500
* #	Monarch Casino & Resort, Inc.	16,192	144,271
	Monro Muffler Brake, Inc.	13,208	284,368
* #	Morgans Hotel Group	20,664	98,361
* #	Morningstar, Inc.	1,065	39,874
*	Morton’s Restaurant Group, Inc.	7,500	25,950
*	Mothers Work, Inc.	1,928	16,928
	Movado Group, Inc.	15,900	241,839
*	MTR Gaming Group, Inc.	20,308	54,425
* #	Multimedia Games, Inc.	15,181	45,847
*	Nathan’s Famous, Inc.	3,425	53,841
*	National Lampoon, Inc.	1,000	800
	National Presto Industries, Inc.	2,100	139,125
#	Nautilus Group, Inc.	25,000	61,000
*	Navarre Corp.	10,126	9,316
* #	Netflix, Inc.	12,300	304,548
*	Nevada Gold & Casinos, Inc.	1,000	590
	New Frontier Media, Inc.	11,506	22,092
*	New Motion, Inc.	5,332	9,491
*	New York & Co., Inc.	9,940	28,031
	Newell Rubbermaid, Inc.	17,700	243,375
	News Corp. Class A	42,460	451,774
	News Corp. Class B	19,144	203,309
#	NIKE, Inc. Class B	1,200	69,156
*	Nobel Learning Communities, Inc.	6,421	86,812
	Nobility Homes, Inc.	1,179	13,783
#	Noble International, Ltd.	19,481	31,170
	Nordstrom, Inc.	1,000	18,090
#	Nutri/System, Inc.	5,251	74,302
* #	NVR, Inc.	2,000	980,420
*	Office Depot, Inc.	9,500	34,200
	OfficeMax, Inc.	31,000	249,550

7

*	Orange 21, Inc.	91	136
#	Orleans Homebuilders, Inc.	8,200	25,174
	O’Charleys, Inc.	10,410	78,075
* #	O’Reilly Automotive, Inc.	28,113	762,143
*	Outdoor Channel Holdings, Inc.	18,858	150,864
*	Overstock.com, Inc.	3,000	37,230
#	Oxford Industries, Inc.	13,900	187,233
*	P & F Industries, Inc. Class A	1,046	1,443
* #	P.F. Chang’s China Bistro, Inc.	6,039	123,558
*	Pacific Sunwear of California, Inc.	35,300	120,726
* #	Palm Harbor Homes, Inc.	17,003	146,226
* #	Panera Bread Co.	13,900	627,168
* #	Papa John’s International, Inc.	6,587	148,603
*	PC Mall, Inc.	9,500	42,560
*	Penn National Gaming, Inc.	3,100	59,706
	Pennichuck Corp.	1,649	35,305
#	Penske Automotive Group, Inc.	77,230	632,514
*	Perry Ellis International, Inc.	9,800	95,942
*	PetMed Express, Inc.	15,100	266,666
#	PetSmart, Inc.	11,515	226,730
#	Phillips-Van Heusen Corp.	11,300	276,963
*	Phoenix Footwear Group, Inc.	4,000	1,620
* #	Pinnacle Entertainment, Inc.	36,300	203,280
*	Playboy Enterprises, Inc. Class A	1,600	5,840
* #	Playboy Enterprises, Inc. Class B	22,400	55,328
* #	PokerTek, Inc.	2,519	5,290
#	Polaris Industries, Inc.	2,600	87,542
	Polo Ralph Lauren Corp.	2,300	108,491
*	Pomeroy IT Solutions, Inc.	2,600	6,760
#	Pool Corp.	2,500	43,525
*	Premier Exhibitions, Inc.	14,439	14,872
#	Pre-Paid Legal Services, Inc.	1,800	71,064
*	PreVu, Inc.	15,376	61
* #	Priceline.com, Inc.	3,400	178,942
	PRIMEDIA, Inc.	10,533	13,166
* #	Princeton Review, Inc.	8,867	49,389
*	Progressive Gaming International Corp.	2,150	709
*	Proliance International, Inc.	4,200	2,520
#	Pulte Homes, Inc.	215,650	2,402,341
*	QEP Co., Inc.	1,500	5,355
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,778	3,583
*	Quiksilver, Inc.	94,560	244,910
* #	R.H. Donnelley Corp.	13,700	11,645
*	Radio One, Inc. Class D	36,652	2,928
	RadioShack Corp.	3,600	45,576
*	Rainmaker Systems, Inc.	10,333	12,916
*	RC2 Corp.	8,862	112,547
#	RCN Corp.	16,976	109,495
*	Reading International, Inc. Class A	5,900	32,568
*	Red Lion Hotels Corp.	1,000	2,770
* #	Red Robin Gourmet Burgers, Inc.	16,700	253,673
* #	RedEnvelope, Inc.	3,400	20
*	Regent Communications, Inc.	2,900	841
	Regis Corp.	33,362	412,688
* #	Rent-A-Center, Inc.	4,700	68,620

8

*	Rentrak Corp.	4,152	47,125
*	Retail Ventures, Inc.	13,820	28,469
* #	Rick’s Cabaret International, Inc.	700	4,424
* #	Riviera Holdings Corp.	400	1,716
*	Rockford Corp.	3,495	3,425
*	Rocky Brands, Inc.	2,700	11,205
#	Ross Stores, Inc.	5,908	193,133
#	Royal Caribbean Cruises, Ltd.	54,500	739,020
*	Rubio’s Restaurants, Inc.	6,352	27,822
#	Ruby Tuesday, Inc.	10,700	25,787
	Russ Berrie & Co., Inc.	15,600	42,120
*	Ruth’s Hospitality Group, Inc.	3,000	6,870
#	Ryland Group, Inc.	20,425	383,786
*	Saga Communications, Inc. Class A	13,160	70,406
#	Saks, Inc.	32,300	193,800
	Salem Communications Corp.	6,915	7,261
* #	Sally Beauty Holdings, Inc.	3,438	17,465
	Sauer-Danfoss, Inc.	19,551	200,398
	Scholastic Corp.	16,100	298,977
*	Scientific Games Corp.	2,900	52,200
	Scripps Networks Interactive	5,500	156,200
#	Sealy Corp.	8,300	26,809
* #	Sears Holdings Corp.	47,129	2,721,228
	Service Corp. International	100,700	694,830
#	Sherwin-Williams Co.	4,800	273,168
	Shiloh Industries, Inc.	8,449	42,329
*	Shoe Carnival, Inc.	3,136	43,935
*	Shuffle Master, Inc.	12,685	48,964
*	Silverleaf Resorts, Inc.	8,070	7,666
	Sinclair Broadcast Group, Inc. Class A	41,600	134,368
* #	SIRIUS XM Radio, Inc.	37,620	12,716
*	Skechers U.S.A., Inc. Class A	24,715	335,630
	Skyline Corp.	8,400	181,608
* #	Smith & Wesson Holding Corp.	8,400	19,320
	Snap-On, Inc.	18,700	690,965
	Sonesta International Hotels Corp. Class A	1,000	10,500
	Sonic Automotive, Inc.	31,800	163,134
* #	Sonic Corp.	6,400	68,480
	Sotheby’s Class A	2,200	20,482
* #	Source Interlink Companies, Inc.	15,583	5,766
*	Spanish Broadcasting System, Inc.	15,926	3,663
#	Spartan Motors, Inc.	11,575	53,129
	Speedway Motorsports, Inc.	34,642	552,540
*	Sport Chalet, Inc. Class A	5,273	8,279
	Sport Supply Group, Inc.	8,844	71,017
	Stage Stores, Inc.	18,250	140,707
*	Stamps.com, Inc.	12,400	121,024
	Standard Motor Products, Inc.	1,200	5,052
	Standard Pacific Corp.	81,497	232,266
	Stanley Furniture, Inc.	2,874	28,280
	Staples, Inc.	8,300	161,269
#	Starwood Hotels & Resorts Worldwide, Inc.	6,000	135,240
*	Steinway Musical Instruments, Inc.	3,326	74,037
*	Steven Madden, Ltd.	10,200	222,156
#	Stewart Enterprises, Inc.	30,749	158,972

9

*	Stoneridge, Inc.	19,624	111,661
	Strattec Security Corp.	2,191	47,019
	Strayer Education, Inc.	1,326	300,034
	Sturm Ruger & Co., Inc.	14,156	101,215
*	Sun-Times Media Group, Inc. Class A	10,600	742
#	Superior Industries International, Inc.	11,300	161,590
	Superior Uniform Group, Inc.	3,977	39,730
*	Syms Corp.	944	9,912
* #	Syntax-Brillian Corp.	17,700	62
#	Systemax, Inc.	25,260	357,682
#	Talbots, Inc.	28,398	278,584
	Tandy Brand Accessories, Inc.	3,338	8,045
*	Tandy Leather Factory, Inc.	4,900	11,270
	Target Corp.	20,100	806,412
*	Tarragon Corp.	9,000	1,170
*	Tarrant Apparel Group	3,100	1,550
	Tempur-Pedic International, Inc.	7,592	59,294
*	Tenneco Automotive, Inc.	17,900	87,889
* #	Texas Roadhouse, Inc.	54,800	384,696
*	The Children’s Place Retail Stores, Inc.	3,600	120,348
*	The DIRECTV Group, Inc.	1,800	39,402
* #	The Dress Barn, Inc.	33,480	320,069
	The Marcus Corp.	15,591	218,742
#	The McClatchey Co.	12,700	38,989
#	The Men’s Wearhouse, Inc.	8,058	123,207
#	The New York Times Co. Class A	22,000	220,000
	The Pep Boys - Manny, Moe & Jack	19,300	93,026
	The Stanley Works	23,400	766,116
* #	The Steak n Shake Co.	22,031	113,460
	The TJX Companies, Inc.	11,000	294,360
* #	The Walking Co Holdings, Inc.	3,900	13,962
*	The Wet Seal, Inc. Class A	14,972	44,018
* #	thinkorswim Group, Inc.	7,574	60,592
	Thor Industries, Inc.	7,998	143,164
*	Ticketmaster	20,847	201,799
#	Tiffany & Co.	7,800	214,110
* #	Timberland Co. Class A	33,082	400,292
	Time Warner, Inc.	400,981	4,045,898
* #	TiVo, Inc.	13,100	89,997
*	Toll Brothers, Inc.	100,300	2,318,936
*	Town Sports International Holdings, Inc.	1,100	2,739
* #	Tractor Supply Co.	11,600	482,096
*	Trans World Entertainment Corp.	3,302	7,925
*	Triple Crown Media, Inc.	1,130	23
*	True Religion Apparel, Inc.	5,300	88,775
* #	Trump Entertainment Resorts, Inc.	9,900	6,633
*	TRW Automotive Holdings Corp.	82,200	519,504
	Tupperware Corp.	7,200	182,160
*	Tween Brands, Inc.	6,600	56,232
	Tyco Electronics, Ltd.	12,500	243,000
* #	Under Armour, Inc. Class A	1,100	28,600
*	Unifi, Inc.	14,599	70,075
	Unifirst Corp.	11,400	371,982
*	Universal Electronics, Inc.	8,910	188,268
* #	Universal Technical Institute, Inc.	11,850	195,525

10

* #	Urban Outfitters, Inc.	5,900	128,266
	V.F. Corp.	6,400	352,640
* #	Vail Resorts, Inc.	12,200	405,772
* #	Valassis Communications, Inc.	31,500	139,860
	Value Line, Inc.	1,841	70,971
*	ValueVision Media, Inc. Class A	24,651	17,009
* #	VCG Holding Corp.	11,011	26,647
*	Viacom, Inc. Class B	14,500	293,190
	Virco Manufacturing Corp.	7,297	19,994
	Visteon Corp.	14,500	10,005
* #	Volcom, Inc.	5,593	72,317
*	Voyager Learning Co.	5,149	7,723
*	Warnaco Group, Inc.	22,700	676,687
#	Warner Music Group Corp.	13,732	56,850
#	Washington Post Co.	500	213,400
#	Weight Watchers International, Inc.	3,500	109,480
*	Wells-Gardner Electronics Corp.	4,194	2,726
* #	Wendy’s/Arby’s Group, Inc.	83,599	302,628
*	West Marine, Inc.	11,819	74,814
*	Westwood One, Inc.	29,400	8,526
	Weyco Group, Inc.	3,517	97,773
#	Whirlpool Corp.	21,601	1,007,687
	Wiley (John) & Sons, Inc. Class A	5,200	180,856
	Wiley (John) & Sons, Inc. Class B	300	10,434
*	Williams Controls, Inc.	1,601	19,212
#	Williams-Sonoma, Inc.	34,200	283,176
*	Winmark Corp.	391	5,877
	Winnebago Industries, Inc.	2,600	15,444
* #	WMS Industries, Inc.	11,400	285,000
	Wolverine World Wide, Inc.	24,700	580,450
#	World Wrestling Entertainment, Inc.	8,500	121,040
* #	WorldSpace, Inc. Class A	4,800	168
*	WPT Enterprises, Inc.	4,665	1,773
	Wyndham Worldwide Corp.	101,360	830,138
#	Wynn Resorts, Ltd.	2,200	132,880
	Xerium Technologies, Inc.	10,000	38,900
*	Young Broadcasting, Inc. Class A	1,896	116
* #	Zale Corp.	33,500	571,510
*	Zumiez, Inc.	5,267	51,406
Total Consumer Discretionary			116,828,219

Consumer Staples — (5.2%)
#	Alberto-Culver Co.	24,500	630,385
#	Alico, Inc.	3,353	132,075
*	Alliance One International, Inc.	35,200	117,568
	Altria Group, Inc.	46,200	886,578
#	Andersons, Inc.	9,014	240,043
	Archer-Daniels-Midland Co.	29,118	603,616
#	Arden Group, Inc. Class A	1,100	165,000
	B&G Foods, Inc.	9,600	35,808
* #	BJ’s Wholesale Club, Inc.	16,300	573,760
*	Boston Beer Co., Inc. Class A	3,500	132,265
*	Bridgford Foods Corp.	2,200	8,800
	Brown-Forman Corp. Class A	1,000	45,000
	Brown-Forman Corp. Class B	3,250	147,550

11

*	Cagle’s, Inc. Class A	2,200	7,260
	Calavo Growers, Inc.	5,653	57,378
#	Cal-Maine Foods, Inc.	10,700	314,473
* #	Caribou Coffee Co.	8,886	15,817
	Casey’s General Stores, Inc.	31,000	936,200
	CCA Industries, Inc.	900	4,050
* #	Central European Distribution Corp.	11,658	335,634
*	Central Garden & Pet Co.	11,009	37,210
*	Central Garden & Pet Co. Class A	10,510	33,422
* #	Chattem, Inc.	3,900	295,113
	Chiquita Brands International, Inc.	29,456	402,074
#	Church & Dwight Co., Inc.	6,800	401,812
#	Coca-Cola Bottling Co.	3,300	145,794
	Coca-Cola Enterprises, Inc.	164,260	1,650,813
	Coffee Holding Co, Inc.	2,900	4,785
*	Collective Brands, Inc.	1,290	16,499
	ConAgra, Inc.	35,050	610,571
*	Constellation Brands, Inc. Class A	57,265	718,103
	Corn Products International, Inc.	59,460	1,446,067
	Costco Wholesale Corp.	6,126	349,243
*	Craft Brewers Alliance, Inc.	3,700	10,323
*	Cuisine Solutions, Inc.	3,100	7,781
	CVS Caremark Corp.	87,809	2,691,346
*	Darling International, Inc.	20,000	150,800
*	Dean Foods Co.	8,300	181,438
	Del Monte Foods Co.	160,929	1,015,462
	Diamond Foods, Inc.	9,889	289,055
* #	Elizabeth Arden, Inc.	16,913	292,426
*	Energizer Holdings, Inc.	400	19,544
	Estee Lauder Companies, Inc.	1,400	50,456
	Farmer Brothers Co.	13,331	319,944
#	Flowers Foods, Inc.	20,051	594,512
	General Mills, Inc.	9,300	629,982
	Golden Enterprises, Inc.	2,565	5,515
#	Great Atlantic & Pacific Tea, Inc.	8,439	69,791
* #	Green Mountain Coffee, Inc.	4,800	139,152
	Griffin Land & Nurseries, Inc. Class A	391	11,992
*	Hain Celestial Group, Inc.	34,300	797,132
* #	Hansen Natural Corp.	1,200	30,384
	Hormel Foods Corp.	8,189	231,421
*	IGI Labratories, Inc.	3,128	2,659
	Imperial Sugar Co.	8,856	104,855
	Ingles Market, Inc. Class A	6,200	115,692
*	Integrated Biopharma, Inc.	900	387
	Inter Parfums, Inc.	21,230	247,542
	J & J Snack Foods Corp.	12,592	394,885
#	J.M. Smucker Co.	40,783	1,817,290
*	Katy Industries, Inc.	1,000	1,250
	Kraft Foods, Inc.	111,928	3,261,582
	Lancaster Colony Corp.	10,500	331,170
#	Lance, Inc.	13,429	277,846
* #	Lifeway Foods, Inc.	2,000	20,000
#	Mannatech, Inc.	12,746	51,111
* #	Maui Land & Pineapple Co., Inc.	4,186	64,883
	McCormick & Co., Inc.	5,200	175,032

12

	McCormick & Co., Inc. Voting Common Stock	350	11,592
* #	Medifast, Inc.	4,670	25,218
	MGP Ingredients, Inc.	7,200	10,944
	Molson Coors Brewing Co.	69,336	2,590,393
	Molson Coors Brewing Co. Class A	400	14,800
*	Monterey Pasta Co.	5,389	8,515
	Nash-Finch Co.	6,600	260,238
*	National Beverage Corp.	27,390	250,892
*	Natural Alternatives International, Inc.	1,374	8,629
* #	Natural Health Trends Corp.	5,046	2,119
*	NBTY, Inc.	10,900	254,733
#	Nu Skin Enterprises, Inc. Class A	13,100	168,859
	Oil-Dri Corp. of America	2,125	35,169
*	Omega Protein Corp.	13,400	98,892
*	Orchids Paper Products Co.	1,900	13,205
*	Overhill Farms, Inc.	1,979	8,807
*	Pantry, Inc.	9,378	206,504
*	Parlux Fragrances, Inc.	17,539	56,651
* #	Peet’s Coffee & Tea, Inc.	11,116	249,665
	Pepsi Bottling Group, Inc.	13,000	300,560
	PepsiAmericas, Inc.	85,725	1,622,774
	Philip Morris International, Inc.	46,200	2,008,314
#	Pilgrim’s Pride Corp.	26,700	29,370
*	Prestige Brands Holdings, Inc.	48,960	338,314
	PriceSmart, Inc.	10,410	155,109
	Procter & Gamble Co.	74,000	4,775,960
	Ralcorp Holdings, Inc.	7,500	507,600
	Reddy Ice Holdings, Inc.	6,700	17,822
#	Reliv’ International, Inc.	1,800	9,432
*	Revlon, Inc.	2,162	25,706
	Reynolds American, Inc.	13,300	651,168
* #	Rite Aid Corp.	82,100	41,050
	Rocky Mountain Chocolate Factory, Inc.	630	4,448
#	Ruddick Corp.	16,700	478,288
	Safeway, Inc.	25,100	533,877
#	Sanderson Farms, Inc.	8,700	271,614
*	Sanfilippo (John B.) & Son, Inc.	5,507	39,705
	Sara Lee Corp.	45,700	510,926
*	Schiff Nutrition International, Inc.	2,800	16,492
	Seaboard Corp.	263	352,420
*	Seneca Foods Corp. Class A	2,405	39,129
*	Seneca Foods Corp. Class B	954	17,034
* #	Smithfield Foods, Inc.	114,594	1,205,529
	Spartan Stores, Inc.	14,800	399,452
* #	Spectrum Brands, Inc.	31,200	22,776
* #	Star Scientific, Inc.	6,100	19,398
	Stephan Co.	1,500	4,125
	SUPERVALU, Inc.	94,001	1,338,574
	Tasty Baking Co.	100	438
	The Kroger Co.	12,400	340,504
*	Tofutti Brands, Inc.	799	1,638
#	Tootsie Roll Industries, Inc.	19,639	488,422
*	TreeHouse Foods, Inc.	22,500	680,850
	Tyson Foods, Inc. Class A	126,200	1,102,988
* #	United Natural Foods, Inc.	17,800	397,652

13

	United-Guardian, Inc.	1,200	10,824
#	Universal Corp.	21,600	855,144
* #	USANA Health Services, Inc.	800	30,352
#	Vector Group, Ltd.	9,283	158,275
	Village Super Market, Inc.	835	41,032
#	Walgreen Co.	10,100	257,146
	Wal-Mart Stores, Inc.	42,300	2,360,763
	WD-40 Co.	7,236	210,568
	Weis Markets, Inc.	18,000	583,920
#	Whole Foods Market, Inc.	4,700	50,384
*	Winn-Dixie Stores, Inc.	46,401	696,943
*	Zapata Corp.	5,068	31,675
Total Consumer Staples			54,217,715

Energy — (7.7%)
*	Abraxas Petroleum Corp.	29,900	65,780
	Adams Resources & Energy, Inc.	3,393	63,110
*	Allis-Chalmers Energy, Inc.	28,400	191,984
#	Alon USA Energy, Inc.	16,100	142,002
* #	Alpha Natural Resources, Inc.	14,000	500,780
*	American Oil & Gas, Inc.	17,700	31,860
	Anadarko Petroleum Corp.	52,100	1,839,130
	Apache Corp.	19,300	1,588,969
#	Arch Coal, Inc.	8,400	179,844
* #	Arena Resources, Inc.	5,100	155,448
	Atlas America, Inc.	18,894	432,862
*	ATP Oil & Gas Corp.	5,200	62,608
*	Atwood Oceanics, Inc.	7,400	203,352
*	Aventine Renewable Energy Holdings, Inc.	600	1,170
	Barnwell Industries, Inc.	1,900	12,160
*	Basic Energy Services, Inc.	22,900	313,272
	Berry Petroleum Corp. Class A	10,600	246,980
*	Bill Barret Corp.	14,800	301,920
	BJ Services Co.	9,400	120,790
*	Bolt Technology Corp.	3,150	25,546
*	Boots & Coots International Well Control, Inc.	33,476	57,579
* #	BPZ Resources, Inc.	7,000	69,300
*	Brigham Exploration Co.	35,362	277,238
* #	Bristow Group, Inc.	16,400	406,228
*	Bronco Drilling Co., Inc.	21,315	164,552
	Cabot Oil & Gas Corp.	14,100	395,787
* #	Cal Dive International, Inc.	17,101	145,530
*	Callon Petroleum Co.	8,287	85,522
* #	Cameron International Corp.	5,600	135,856
#	CARBO Ceramics, Inc.	15,100	653,377
*	Carrizo Oil & Gas, Inc.	5,800	135,662
* #	Cheniere Energy, Inc.	4,400	16,456
	Chesapeake Energy Corp.	48,600	1,067,742
	Chevron Corp.	95,200	7,101,920
#	Cimarex Energy Co.	51,000	2,063,460
	CKX Lands, Inc.	1,400	16,289
*	Clayton Williams Energy, Inc.	6,800	329,324
*	CNX Gas Corp.	5,800	146,682
*	Commerce Energy Group, Inc.	1,600	432
*	Complete Production Services, Inc.	36,800	455,952

14

*	Comstock Resources, Inc.	32,800	1,620,976
	ConocoPhillips	153,600	7,990,272
	CONSOL Energy, Inc.	2,000	62,780
*	Contango Oil & Gas Co.	2,150	118,250
*	CREDO Petroleum Corp.	3,696	32,340
	Crosstex Energy, Inc.	4,000	40,840
* #	Crusader Energy Group, Inc.	14,200	28,400
*	Dawson Geophysical Co.	4,350	106,705
	Delek US Holdings, Inc.	44,000	245,960
* #	Delta Petroleum Corp.	29,581	278,061
* #	Denbury Resources, Inc.	13,200	167,772
	Devon Energy Corp.	37,100	2,999,906
#	Diamond Offshore Drilling, Inc.	3,800	337,440
*	Dresser-Rand Group, Inc.	4,200	94,080
*	Dril-Quip, Inc.	7,700	190,190
*	Dune Energy, Inc.	20,000	7,000
*	Edge Petroleum Corp.	13,300	7,847
*	Encore Acquisition Co.	42,400	1,320,760
*	Endeavour International Corp.	16,800	12,600
*	Energy Partners, Ltd.	24,100	104,112
#	ENSCO International, Inc.	8,600	326,886
	EOG Resources, Inc.	7,300	590,716
* #	Evergreen Energy, Inc.	22,300	8,028
*	Evolution Petroleum Corp.	12,213	19,907
*	EXCO Resources, Inc.	82,400	757,256
* #	Exterran Holdings, Inc.	6,373	142,819
	Exxon Mobil Corp.	66,600	4,936,392
*	FMC Technologies, Inc.	1,600	55,984
* #	Forest Oil Corp.	35,238	1,029,302
#	Foundation Coal Holdings, Inc.	3,900	80,964
#	Frontier Oil Corp.	5,600	73,976
*	FX Energy, Inc.	6,200	30,318
* #	Gasco Energy, Inc.	31,600	25,280
*	Geokinetics, Inc.	1,231	7,017
*	Geomet, Inc.	4,796	14,148
*	GeoResources, Inc.	1,800	26,892
* #	GMX Resources, Inc.	5,500	207,625
* #	Goodrich Petroleum Corp.	2,800	77,728
* #	Grey Wolf, Inc.	134,100	860,922
	Gulf Island Fabrication, Inc.	7,573	149,264
*	Gulfmark Offshore, Inc.	10,900	403,300
*	Gulfport Energy Corp.	22,413	158,012
*	Harvest Natural Resources, Inc.	24,900	211,401
* #	Helix Energy Solutions Group, Inc.	19,800	209,088
#	Helmerich & Payne, Inc.	38,500	1,320,935
*	Hercules Offshore, Inc.	6,700	48,843
	Hess Corp.	16,300	981,423
*	HKN, Inc.	5,544	28,940
	Holly Corp.	3,000	58,890
*	Hornbeck Offshore Services, Inc.	16,800	399,840
#	Houston American Energy Corp.	479	1,911
*	Infinity, Inc.	6,720	2,755
* #	International Coal Group, Inc.	4,200	19,656
* #	James River Coal Co.	7,400	142,228
*	Kodiak Oil & Gas Corp.	2,000	1,500

15

	Lufkin Industries, Inc.	7,531	394,022
	Marathon Oil Corp.	19,000	552,900
* #	Mariner Energy, Inc.	49,771	716,205
	Massey Energy Co.	29,700	685,773
*	Matrix Service Co.	10,862	133,059
*	McMoran Exploration Co.	5,600	79,464
*	Meridian Resource Corp.	47,603	56,648
*	Mitcham Industries, Inc.	7,819	42,692
	Murphy Oil Corp.	6,000	303,840
*	NATCO Group, Inc. Class A	3,600	76,104
* #	National Coal Corp.	8,000	34,320
* #	National-Oilwell, Inc.	11,309	338,026
*	Natural Gas Services Group	8,500	112,625
*	New Concept Energy, Inc.	228	1,505
*	Newfield Exploration Co.	43,600	1,001,928
*	Newpark Resources, Inc.	57,294	329,440
	Noble Energy, Inc.	17,000	880,940
*	Northern Oil & Gas, Inc.	2,600	14,170
	Occidental Petroleum Corp.	22,900	1,271,866
*	Oceaneering International, Inc.	3,400	95,778
*	Oil States International, Inc.	26,300	608,319
*	OMNI Energy Services Corp.	12,700	28,575
	Overseas Shipholding Group, Inc.	24,800	931,984
* #	Pacific Ethanol, Inc.	15,600	14,040
	Panhandle Royalty Co.	2,500	62,500
*	Parallel Petroleum Corp.	17,100	68,571
*	Parker Drilling Co.	56,292	288,215
	Patterson-UTI Energy, Inc.	48,500	643,595
	Peabody Energy Corp.	6,800	234,668
	Penn Virginia Corp.	24,800	921,816
*	Petrohawk Energy Corp.	56,940	1,079,013
*	Petroleum Development Corp.	9,219	190,925
* #	PetroQuest Energy, Inc.	23,100	229,845
*	PHI, Inc. (69336T106)	500	11,650
*	PHI, Inc. (69336T205)	10,103	211,961
*	Pioneer Drilling Co.	37,200	287,928
	Pioneer Natural Resources Co.	54,700	1,522,301
*	Plains Exploration & Production Co.	27,515	775,923
*	PowerSecure International, Inc.	5,200	20,020
*	Pride International, Inc.	36,500	685,835
*	Quest Resource Corp.	12,400	5,270
* #	Quicksilver Resources, Inc.	8,200	85,854
	Range Resources Corp.	9,300	392,646
	Rowan Companies, Inc.	28,200	511,548
* #	Royale Energy, Inc.	3,000	10,620
#	RPC, Inc.	15,550	164,674
* #	SEACOR Holdings, Inc.	18,000	1,209,060
#	Smith International, Inc.	9,744	335,973
* #	Southwestern Energy Co.	9,400	334,828
	Spectra Energy Corp.	4,800	92,784
	St. Mary Land & Exploration Co.	12,700	316,103
*	Stone Energy Corp.	26,756	811,777
* #	SulphCo, Inc.	27,300	54,600
#	Sunoco, Inc.	25,061	764,360
*	Superior Energy Services, Inc.	12,868	274,346

16

* #	Superior Well Services, Inc.	16,455	275,621
*	Swift Energy Corp.	25,240	809,699
*	Syntroleum Corp.	2,427	2,330
*	T-3 Energy Services, Inc.	7,600	183,236
#	Tesoro Petroleum Corp.	10,600	102,502
* #	Teton Energy Corp.	11,700	17,667
*	TETRA Technologies, Inc.	30,900	215,064
*	TGC Industries, Inc.	8,641	19,442
	Tidewater, Inc.	25,700	1,120,777
* #	Toreador Resources Corp.	6,000	44,400
* #	Transmeridian Exploration, Inc.	9,000	1,889
* #	Trico Marine Services, Inc.	12,400	111,600
* #	Tri-Valley Corp.	5,300	25,175
* #	TXCO Resources, Inc.	29,423	154,177
*	Union Drilling, Inc.	15,703	86,052
*	Unit Corp.	25,200	946,008
* #	Uranium Resources, Inc.	13,146	12,357
#	USEC, Inc.	50,123	207,008
* #	VAALCO Energy, Inc.	39,035	206,885
	Valero Energy Corp.	59,500	1,224,510
* #	Verenium Corp.	25,000	25,500
#	W&T Offshore, Inc.	39,300	753,381
*	Warren Resources, Inc.	40,765	215,647
*	Westmoreland Coal Co.	1,180	11,623
*	Whiting Petroleum Corp.	23,300	1,211,367
	World Fuel Services Corp.	11,520	246,874
	XTO Energy, Inc.	13,375	480,831
Total Energy			79,395,946

Financials — (20.8%)
*	1st Constitution Bancorp	1,975	18,545
	1st Source Corp.	16,520	354,519
	21st Century Holding Co.	6,300	34,146
	Abigail Adams National Bancorp, Inc.	746	2,984
	Abington Bancorp, Inc.	14,517	150,251
	Access National Corp.	6,073	35,497
	Advance America, Cash Advance Centers, Inc.	41,858	112,179
	Advanta Corp. Class A	9,820	23,273
	Advanta Corp. Class B	18,813	85,035
* #	Affiliated Managers Group, Inc.	1,000	46,380
	Affirmative Insurance Holdings, Inc.	6,000	7,140
	AFLAC, Inc.	11,100	491,508
* #	Allegheny Corp.	5,789	1,632,498
	Alliance Bancorp, Inc. of Pennsylvania	3,299	26,392
	Alliance Financial Corp.	920	21,160
	Allstate Corp.	68,090	1,796,895
*	Alphatec Holdings, Inc.	19,059	74,902
*	AmComp, Inc.	389	4,722
	Amcore Financial, Inc.	18,823	87,527
	American Bancorp of New Jersey, Inc.	8,865	79,785
#	American Capital, Ltd.	62,280	875,034
	American Equity Investment Life Holding Co.	23,600	106,672
	American Financial Group, Inc.	93,949	2,135,461
*	American Independence Corp.	1,505	5,192
	American National Bankshares, Inc.	3,110	45,872

17

	American National Insurance Co.	18,806	1,284,074
	American Physicians Capital, Inc.	1,050	42,955
	American River Bankshares	2,657	28,430
*	American Spectrum Realty, Inc.	200	5,650
#	American West Bancorporation	14,171	17,147
* #	AmeriCredit Corp.	47,800	280,108
	Ameriprise Financial, Inc.	17,230	372,168
	Ameris Bancorp	5,941	65,589
*	Amerisafe, Inc.	15,500	267,220
* #	AmeriServe Financial, Inc.	17,085	42,029
	AmTrust Financial Services, Inc.	8,727	85,699
#	Anchor Bancorp Wisconsin, Inc.	17,583	100,223
	AON Corp.	15,000	634,500
*	Appalachian Bancshares, Inc.	2,100	10,437
*	Argo Group International Holdings, Ltd.	1,015	32,378
	Arrow Financial Corp.	6,120	159,059
#	Asset Acceptance Capital Corp.	25,684	208,297
#	Associated Banc-Corp.	84,556	1,865,305
	Assurant, Inc.	22,808	581,148
#	ASTA Funding, Inc.	6,500	22,100
#	Astoria Financial Corp.	22,100	420,342
*	Atlantic American Corp.	5,179	5,904
	Atlantic Coast Federal Corp.	5,334	34,724
	Auburn National Bancorporation, Inc.	231	5,082
* #	B of I Holding, Inc.	4,000	18,400
	Baldwin & Lyons, Inc. Class A	489	7,824
	Baldwin & Lyons, Inc. Class B	9,315	169,440
#	BancFirst Corp.	10,019	504,958
	Bancorp Rhode Island, Inc.	2,135	51,710
	BancorpSouth, Inc.	25,240	612,575
	BancTrust Financial Group, Inc.	5,167	64,381
	Bank Mutual Corp.	33,658	388,077
	Bank of America Corp.	402,170	9,720,449
	Bank of Commerce Holdings	2,600	14,144
*	Bank of Florida Corp.	6,691	40,815
	Bank of Granite Corp.	6,125	23,581
#	Bank of Hawaii Corp.	4,100	207,911
	Bank of New York Mellon Corp.	51,945	1,693,407
#	Bank of the Ozarks, Inc.	11,800	358,720
#	BankAtlantic Bancorp, Inc.	1,520	9,378
	BankFinancial Corp.	19,576	238,631
	BankUnited Financial Corp. Class A	9,300	4,324
	Banner Corp.	15,519	198,178
	Bar Harbor Bankshares	1,152	31,046
	BB&T Corp.	12,586	451,208
	BCB Bancorp, Inc.	2,100	25,515
*	BCSB Bancorp, Inc.	1,226	11,120
*	Beach First National Bancshares, Inc.	900	4,644
	Benjamin Franklin Bancorp, Inc.	4,028	52,324
	Berkshire Bancorp, Inc.	1,025	6,539
	Berkshire Hills Bancorp, Inc.	8,747	227,684
	Beverly Hills Bancorp, Inc.	11,675	8,523
	Beverly National Corp.	1,663	30,932
	BGC Partners, Inc. Class A	17,565	71,841
#	BlackRock, Inc.	6,600	866,844

18

*	BNCCORP, Inc.	700	4,375
#	BOK Financial Corp.	20,503	980,864
#	Boston Private Financial Holdings, Inc.	33,008	291,791
* #	Broadpoint Securities Group, Inc.	2,997	8,841
,	Brooke Corp.	5,800	804
#	Brookline Bancorp, Inc.	33,574	392,816
#	Brooklyn Federal Bancorp, Inc.	5,839	84,665
	Brown & Brown, Inc.	45,700	937,764
#	Bryn Mawr Bank Corp.	2,607	55,242
	C&F Financial Corp.	1,400	27,286
	Cadence Financial Corp.	8,374	62,805
	California First National Bancorp	5,536	48,052
	Camco Financial Corp.	3,400	24,208
#	Camden National Corp.	4,574	133,789
	Capital Bank Corp.	2,603	20,564
	Capital City Bank Group, Inc.	8,848	247,744
	Capital Corp. of the West	2,291	5,269
	Capital One Financial Corp.	46,448	1,817,046
	Capital Properties, Inc.	154	3,542
	Capital Southwest Corp.	2,300	234,600
#	CapitalSouth Bancorp	1,000	1,880
	Capitol Bancorp, Ltd.	15,200	155,648
	Capitol Federal Financial	7,012	326,128
	Cardinal Financial Corp.	20,664	128,943
	Carrollton Bancorp	627	5,204
	Carver Bancorp, Inc.	500	3,370
	Cascade Financial Corp.	5,500	38,225
	Cash America International, Inc.	17,900	633,123
#	Cathay General Bancorp	39,429	965,222
* #	CB Richard Ellis Group, Inc.	2,800	19,628
	Center Bancorp, Inc.	8,044	82,049
	Center Financial Corp.	14,770	152,131
	Centerstate Banks of Florida, Inc.	4,317	75,547
	Central Bancorp, Inc.	300	2,137
*	Central Jersey Bancorp	2,015	13,783
	Central Pacific Financial Corp.	23,200	361,920
	Central Virginia Bankshares, Inc.	1,374	12,325
	Centrue Financial Corp.	1,210	13,165
	Century Bancorp, Inc. Class A	500	8,250
	CFS Bancorp, Inc.	1,879	15,220
	Charter Financial Corp.	243	2,065
	Chemical Financial Corp.	19,257	505,881
*	Chicopee Bancorp, Inc.	3,352	41,230
	Chubb Corp.	45,208	2,342,679
	Cincinnati Financial Corp.	71,178	1,849,916
#	CIT Group, Inc.	36,010	149,081
	Citizens Community Bancorp, Inc.	3,663	21,648
	Citizens First Bancorp, Inc.	1,800	5,310
	Citizens First Corp.	1,000	5,460
	Citizens Holding Co.	700	13,412
#	Citizens Republic Bancorp, Inc.	19,059	56,224
	Citizens South Banking Corp.	4,832	32,616
* #	Citizens, Inc.	33,392	283,498
#	City Holding Co.	9,900	414,216
#	City National Corp.	29,284	1,567,573

19

#	Clifton Savings Bancorp, Inc.	19,668	214,381
	CNA Financial Corp.	119,200	1,854,752
*	CNA Surety Corp.	32,953	456,399
	CNB Financial Corp.	2,109	26,995
#	CoBiz Financial, Inc.	15,919	185,297
	Codorus Valley Bancorp, Inc.	1,838	18,647
	Cohen & Steers, Inc.	3,400	61,778
*	Colonial Bankshares, Inc.	600	5,100
#	Colony Bankcorp, Inc.	1,900	16,625
#	Columbia Bancorp	4,000	14,200
	Columbia Banking System, Inc.	13,523	215,286
	Comerica, Inc.	70,829	1,954,172
	Comm Bancorp, Inc.	1,000	38,050
*	Command Security Corp.	2,729	9,006
	Commerce Bancshares, Inc.	13,181	623,198
	Commercial National Financial Corp.	507	7,519
	Commonwealth Bankshares, Inc.	5,988	59,581
* #	Community Bancorp	4,800	15,456
#	Community Bank System, Inc.	17,693	441,440
	Community Bankshares, Inc.	2,185	45,798
	Community Capital Corp.	230	2,070
	Community Trust Bancorp, Inc.	12,418	414,513
#	Community West Bancshares	1,100	4,125
	Compass Diversified Holdings	9,836	119,999
* #	CompuCredit Corp.	20,800	53,664
*	Conseco, Inc.	125,900	234,174
	Consolidated-Tokoma Land Co.	3,900	143,910
*	Consumer Portfolio Services, Inc.	9,802	10,586
	Cooperative Bankshares, Inc.	80	232
*	Core-Mark Holding Co., Inc.	8,417	166,404
#	Corus Bankshares, Inc.	33,770	74,294
*	Cowen Group, Inc.	9,044	63,941
*	Cowlitz Bancorporation	900	5,818
	Crawford & Co. Class A	4,500	34,695
#	Crawford & Co. Class B	6,169	89,450
*	Crescent Financial Corp.	4,650	24,877
	Cullen Frost Bankers, Inc.	19,000	1,063,430
	CVB Financial Corp.	57,608	729,317
*	Dearborn Bancorp, Inc.	2,114	6,405
	Delphi Financial Group, Inc. Class A	34,687	546,320
	Delta Financial Corp.	9,262	46
*	Diamond Hill Investment Group, Inc.	100	6,359
	Dime Community Bancshares	19,897	332,280
	Discover Financial Services	218,650	2,678,462
* #	Dollar Financial Corp.	6,400	74,432
	Donegal Group, Inc. Class A	17,994	294,742
* #	E*TRADE Financial Corp.	26,974	49,093
#	East West Bancorp, Inc.	14,150	245,502
	Eastern Insurance Holdings, Inc.	7,865	73,852
	Eastern Virginia Bankshares, Inc.	2,937	30,809
	Eaton Vance Corp.	1,900	41,800
	ECB Bancorp, Inc.	500	9,500
	EMC Insurance Group, Inc.	701	17,146
	Employers Holdings, Inc.	6,569	83,820
*	Encore Capital Group, Inc.	22,216	207,942

20

	Enterprise Bancorp, Inc.	10	129
#	Enterprise Financial Services Corp.	9,235	171,309
	Erie Indemnity Co.	15,393	572,466
	ESB Financial Corp.	3,229	33,582
	ESSA Bancorp, Inc.	6,333	87,775
	Evans Bancorp, Inc.	468	7,862
*	ExlService Holdings, Inc.	4,956	36,179
*	EZCORP, Inc. Class A	14,600	231,264
#	F.N.B. Corp.	46,891	614,272
#	Farmers Capital Bank Corp.	4,778	94,509
	FBL Financial Group, Inc. Class A	23,540	411,008
	Federal Agriculture Mortgage Corp. Class A	200	600
	Federal Agriculture Mortgage Corp. Class C	5,100	29,580
* ●	Federal Trust Corp.	500	100
	Federated Investors, Inc.	3,300	79,860
	Fidelity Bancorp, Inc.	517	5,377
	Fidelity National Financial, Inc.	85,687	772,040
	Fidelity Southern Corp.	4,027	13,893
#	Fifth Third Bancorp	45,065	488,955
	Financial Federal Corp.	20,150	466,472
	Financial Institutions, Inc.	9,553	154,854
*	First Acceptance Corp.	24,362	74,304
	First Advantage Bancorp	298	2,974
	First American Corp.	62,900	1,283,789
#	First Bancorp	10,341	180,967
	First Bancorp, Inc.	4,472	80,496
	First Bancshares, Inc.	700	10,885
	First Busey Corp.	30,415	566,936
	First Business Financial Services, Inc.	205	3,481
*	First California Financial Group, Inc.	2,500	16,275
* #	First Cash Financial Services, Inc.	14,127	217,132
	First Citizens BancShares, Inc.	3,400	519,928
#	First Commonwealth Financial Corp.	62,300	689,038
#	First Community Bancshares, Inc.	5,392	168,770
	First Defiance Financial Corp.	3,421	34,381
#	First Federal Bancshares of Arkansas, Inc.	3,131	27,302
	First Federal Bankshares, Inc.	700	1,848
	First Federal of Northern Michigan Bancorp, Inc.	800	2,200
	First Financial Bancorp	23,635	317,891
#	First Financial Bankshares, Inc.	10,400	563,576
	First Financial Corp.	10,862	459,245
	First Financial Holdings, Inc.	7,701	167,112
	First Financial Northwest, Inc.	3,679	30,057
	First Financial Service Corp.	1,170	21,235
#	First Horizon National Corp.	5,583	66,504
*	First Keystone Financial, Inc.	452	4,057
	First M&F Corp.	4,726	44,944
#	First Marblehead Corp.	12,350	20,995
*	First Mariner Bancorp, Inc.	1,155	1,698
	First Merchants Corp.	7,300	160,673
*	First Mercury Financial Corp.	11,599	125,153
#	First Midwest Bancorp, Inc.	39,366	874,319
#	First Niagara Financial Group, Inc.	85,353	1,346,017
	First PacTrust Bancorp, Inc.	2,422	24,704
	First Place Financial Corp.	11,955	82,131

21

*	First Regional Bancorp	8,800	48,400
	First Security Group, Inc.	10,294	77,102
#	First South Bancorp, Inc.	4,533	63,689
	First State Bancorporation	14,460	53,502
	First State Financial Corp.	539	1,617
	First United Corp.	3,697	64,402
	First West Virginia Bancorp, Inc.	317	4,787
	Firstbank Corp.	1,632	14,985
*	FirstCity Financial Corp.	6,800	22,100
* #	FirstFed Financial Corp.	1,194	10,686
	FirstMerit Corp.	52,900	1,233,628
#	Flagstar Bancorp, Inc.	25,500	48,450
	Flushing Financial Corp.	19,300	300,115
	FNB United Corp.	5,050	32,471
	Forest City Enterprises, Inc. Class A	2,000	23,780
	Forest City Enterprises, Inc. Class B	1,000	12,040
*	Forestar Real Estate Group, Inc.	1,700	14,875
*	Fox Chase Bancorp, Inc.	3,367	40,067
*	FPIC Insurance Group, Inc.	1,700	76,092
* #	Franklin Bank Corp.	4,800	1,152
*	Franklin Credit Management Corp.	2,184	874
#	Frontier Financial Corp.	16,864	112,314
#	Fulton Financial Corp.	104,868	1,101,114
* #	Fx Real Estate & Entertainment, Inc.	3,380	2,332
*	GAINSCO, INC.	4,900	5,929
	Gallagher (Arthur J.) & Co.	9,100	221,676
	GAMCO Investors, Inc.	2,600	98,982
#	Gateway Financial Holdings, Inc.	5,727	31,155
	Genworth Financial, Inc.	160,400	776,336
	German American Bancorp, Inc.	6,631	75,593
#	GFI Group, Inc.	4,400	14,124
#	Glacier Bancorp, Inc.	27,200	548,624
*	Golfsmith International Holdings, Inc.	1,000	950
	Gouverneur Bancorp, Inc.	1,200	9,300
#	Great Southern Bancorp, Inc.	5,749	61,227
#	Greene Bancshares, Inc.	10,632	209,982
#	Greenhill & Co., Inc.	3,600	237,492
	Grubb & Ellis Co.	9,200	14,076
	GS Financial Corp.	727	11,261
*	Guaranty Bancorp	49,897	212,561
	Guaranty Federal Bancshares, Inc.	1,886	16,144
* #	Guaranty Financial Group, Inc.	1,700	3,451
#	Habersham Bancorp	202	1,081
*	Hallmark Financial Services, Inc.	15,800	102,700
*	Hampden Bancorp, Inc.	1,694	16,686
#	Hancock Holding Co.	16,000	706,560
#	Hanmi Financial Corp.	26,100	104,400
	Hanover Insurance Group, Inc.	49,548	1,944,759
	Harleysville Group, Inc.	22,092	697,665
	Harleysville National Corp.	21,565	299,107
	Harleysville Savings Financial Corp.	1,291	16,944
	Harrington West Financial Group, Inc.	2,606	9,903
*	Harris & Harris Group, Inc.	18,231	91,155
	Hartford Financial Services Group, Inc.	37,300	384,936
	Hawthorn Bancshares, Inc.	908	17,815

22

	HCC Insurance Holdings, Inc.	93,600	2,064,816
#	Heartland Financial USA, Inc.	8,937	212,254
	Hercules Technology Growth Capital, Inc.	355	3,081
	Heritage Commerce Corp.	5,700	73,758
	Heritage Financial Corp.	3,907	47,704
	Heritage Financial Group	4,875	48,238
	HF Financial Corp.	2,308	31,689
*	HFF, Inc.	1,200	3,048
*	Hilltop Holdings, Inc.	5,300	49,820
	Hingham Institution for Savings	189	5,462
	HMN Financial, Inc.	987	8,883
	Home Bancshares, Inc.	15,676	408,203
	Home Federal Bancorp, Inc.	10,481	121,475
	HopFed Bancorp, Inc.	550	5,951
	Horace Mann Educators Corp.	10,800	85,968
	Horizon Bancorp	995	17,213
#	Horizon Financial Corp.	7,932	47,671
*	HouseValues, Inc.	4,700	12,502
#	Hudson City Bancorp, Inc.	69,632	1,309,778
#	Huntington Bancshares, Inc.	65,557	619,514
	IBERIABANK Corp.	10,918	556,163
#	Imperial Capital Bancorp, Inc.	600	3,096
	Independence Holding Co.	8,956	58,483
	Independent Bank Corp. (MA)	11,000	316,470
#	Independent Bank Corp. (MI)	5,774	21,191
	Indiana Community Bancorp	1,063	19,134
	Infinity Property & Casualty Corp.	5,200	207,064
	Integra Bank Corp.	20,434	123,217
*	IntercontinentalExchange, Inc.	200	17,112
*	International Assets Holding Corp.	1,666	26,889
	International Bancshares Corp.	41,609	1,080,586
	Intervest Bancshares Corp.	5,400	32,292
*	Investment Technology Group, Inc.	10,600	216,346
*	Investors Bancorp, Inc.	56,600	812,776
	Investors Capital Holdings, Ltd.	2,848	9,683
	Investors Title Co.	1,068	40,541
#	Irwin Financial Corp.	8,700	19,140
	Janus Capital Group, Inc.	24,100	282,934
	Jefferies Group, Inc.	22,500	356,175
	Jefferson Bancshares, Inc.	2,270	19,862
*	Jesup & Lamont, Inc.	1,800	1,044
	Jones Lang LaSalle, Inc.	2,700	88,884
	JPMorgan Chase & Co.	335,981	13,859,216
* #	KBW, Inc.	11,248	329,341
	Kearny Financial Corp.	47,398	546,499
	Kentucky First Federal Bancorp	540	5,135
	KeyCorp	95,661	1,169,934
#	K-Fed Bancorp	6,153	51,747
*	Knight Capital Group, Inc.	43,500	629,010
*	LaBranche & Co., Inc.	4,900	30,527
	Lakeland Bancorp, Inc.	21,900	241,338
	Lakeland Financial Corp.	10,247	230,045
	LandAmerica Financial Group, Inc.	1,700	16,745
	Landmark Bancorp, Inc.	616	12,936
	Legacy Bancorp, Inc.	6,832	89,089

23

	Legg Mason, Inc.	47,700	1,058,463
#	Leucadia National Corp.	15,200	407,968
#	Life Partners Holdings, Inc.	2,441	98,079
	Lincoln Bancorp	982	13,748
	Lincoln National Corp.	62,480	1,077,155
*	Liquidity Services, Inc.	12,100	101,640
	LNB Bancorp, Inc.	3,340	23,246
	Loews Corp.	20,850	692,428
*	LoopNet, Inc.	14,576	110,340
	LSB Corp.	2,282	24,075
	LSB Financial Corp.	426	6,603
#	M&T Bank Corp.	34,200	2,773,620
#	Macatawa Bank Corp.	13,636	68,316
	MainSource Financial Group, Inc.	18,828	336,268
*	Markel Corp.	900	315,756
*	MarketAxess Holdings, Inc.	14,812	84,725
*	Marlin Business Services, Inc.	7,376	29,209
	Marsh & McLennan Companies, Inc.	26,000	762,320
#	Marshall & Ilsley Corp.	120,880	2,179,466
	Mayflower Bancorp, Inc.	325	1,828
	MB Financial, Inc.	27,140	806,329
	MBIA, Inc.	62,490	614,277
#	MBT Financial Corp.	8,765	38,478
	MCG Capital Corp.	51,900	42,558
	Meadowbrook Insurance Group, Inc.	50,492	266,093
	Medallion Financial Corp.	6,590	53,313
#	Mercantile Bancorp, Inc.	3,683	52,483
	Mercantile Bank Corp.	1,506	14,593
	Mercer Insurance Group, Inc.	4,614	60,513
	Merchants Bancshares, Inc.	3,061	65,995
	Mercury General Corp.	36,400	1,869,868
	Merrill Lynch & Co., Inc.	8,868	164,856
	Meta Financial Group, Inc.	50	522
	MetLife, Inc.	67,240	2,233,713
	MetroCorp Bancshares, Inc.	5,373	59,425
	MicroFinancial, Inc.	6,400	19,200
	Mid Penn Bancorp, Inc.	536	11,792
	MidSouth Bancorp, Inc.	2,991	49,501
#	Midwest Banc Holdings, Inc.	23,014	69,272
	MidWestOne Financial Group, Inc.	683	8,879
	Monroe Bancorp	779	7,829
	Morgan Stanley	45,100	787,897
*	Move, Inc.	58,804	98,791
	MutualFirst Financial, Inc.	1,782	15,592
#	Nara Bancorp, Inc.	26,100	287,100
#	National City Corp.	54,896	148,219
#	National Financial Partners Corp.	13,800	91,908
#	National Interstate Corp.	10,752	188,160
#	National Penn Bancshares, Inc.	66,745	1,130,660
	National Security Group, Inc.	147	1,213
	National Western Life Insurance Co. Class A	1,224	231,067
	Nationwide Financial Services, Inc.	11,520	545,011
	Naugatuck Valley Financial Corp.	126	973
*	Navigators Group, Inc.	11,789	595,462
	NBT Bancorp, Inc.	17,787	495,902

24

	Nelnet, Inc. Class A	18,781	274,766
*	New Century Bancorp, Inc.	200	1,150
	New England Bancshares, Inc.	2,706	25,585
	New Hampshire Thrift Bancshares, Inc.	2,109	19,403
	New Westfield Financial, Inc.	22,465	232,513
#	New York Community Bancorp, Inc.	99,390	1,556,447
	NewAlliance Bancshares, Inc.	97,200	1,341,360
	NewBridge Bancorp	4,946	18,646
*	NewStar Financial, Inc.	840	4,544
*	Newtek Business Services, Inc.	10,700	7,008
*	NexCen Brands, Inc.	19,400	1,602
*	Nexity Financial Corp.	1,539	2,309
	North Valley Bancorp	1,300	7,865
	Northeast Bancorp	400	3,600
	Northeast Community Bancorp, Inc.	7,697	59,613
	Northern Trust Corp.	5,300	298,443
*	Northfield Bancorp, Inc.	2,995	36,240
	Northrim Bancorp, Inc.	3,919	51,692
	Northwest Bancorp, Inc.	28,535	756,178
	NYMAGIC, Inc.	4,100	71,545
	NYSE Euronext, Inc.	4,500	135,810
	Ocean Shore Holding Co.	6,810	54,718
	OceanFirst Financial Corp.	8,435	139,937
*	Ocwen Financial Corp.	8,022	53,747
	Odyssey Re Holdings Corp.	47,000	1,853,680
	Ohio Valley Banc Corp.	778	14,432
	Old National Bancorp	52,400	992,456
	Old Republic International Corp.	188,189	1,733,221
#	Old Second Bancorp, Inc.	5,460	73,710
*	OneBeacon Insurance Group, Ltd.	6,240	86,112
	optionsXpress Holding, Inc.	7,600	134,976
*	Oritani Financial Corp.	6,296	107,536
#	PAB Bankshares, Inc.	2,754	16,937
#	Pacific Capital Bancorp	29,507	579,517
	Pacific Continental Corp.	3,975	56,644
	Pacific Mercantile Bancorp	8,108	34,054
*	Pacific Premier Bancorp, Inc.	2,106	8,424
*	Pacific State Bancorp	400	2,090
	PacWest Bancorp	22,100	552,279
	Pamrapo Bancorp, Inc.	1,160	9,837
	Park Bancorp, Inc.	200	2,282
#	Park National Corp.	11,130	809,708
	Parkvale Financial Corp.	2,712	40,626
	Patriot National Bancorp	1,200	14,052
#	Peapack-Gladstone Financial Corp.	3,997	128,024
*	Penn Treaty American Corp.	19,100	2,674
	Penns Woods Bancorp, Inc.	1,002	24,800
*	Pennsylvania Commerce Bancorp, Inc.	4,208	125,188
*	Penson Worldwide, Inc.	8,955	63,939
	Peoples Bancorp of North Carolina	3,297	33,300
	Peoples Bancorp, Inc. (709788202)	1,500	17,100
	Peoples Bancorp, Inc. (709789101)	8,483	162,449
*	Peoples Community Bancorp	899	1,106
	People’s United Financial, Inc.	10,410	182,175
*	Philadelphia Consolidated Holding Corp.	12,719	743,934

25

*	PICO Holdings, Inc.	13,700	343,048
	Pinnacle Bancshares, Inc.	200	1,775
*	Pinnacle Financial Partners, Inc.	15,254	446,332
*	Piper Jaffray Companies, Inc.	2,000	78,900
*	PMA Capital Corp. Class A	15,119	69,850
	PNC Financial Services Group, Inc.	6,074	404,954
	Porter Bancorp, Inc.	795	14,716
* #	Portfolio Recovery Associates, Inc.	6,419	230,314
	Preferred Bank	5,000	34,950
	Premier Financial Bancorp, Inc.	2,162	18,918
	Presidential Life Corp.	1,900	17,822
	Princeton National Bancorp, Inc.	1,564	37,888
	Principal Financial Group, Inc.	13,080	248,389
#	PrivateBancorp, Inc.	17,900	644,579
*	ProAssurance Corp.	25,900	1,423,205
#	Progressive Corp.	16,600	236,882
	Prosperity Bancshares, Inc.	37,500	1,245,375
	Protective Life Corp.	49,300	411,655
	Providence Community Bancshares, Inc.	300	2,391
#	Provident Bankshares Corp.	14,967	159,698
	Provident Financial Holdings, Inc.	2,000	11,500
#	Provident Financial Services, Inc.	44,760	656,182
	Provident New York Bancorp	26,016	313,233
	Prudential Bancorp, Inc. of Pennsylvania	5,398	51,875
	Prudential Financial, Inc.	25,400	762,000
	PSB Holdings, Inc.	3,137	17,003
#	Pulaski Financial Corp.	6,577	52,616
	QC Holdings, Inc.	9,200	74,152
#	Radian Group, Inc.	9,800	35,280
	Rainier Pacific Financial Group, Inc.	4,720	21,240
#	Raymond James Financial, Inc.	15,650	364,489
#	Regions Financial Corp.	36,093	400,271
* #	Reinsurance Group of America, Inc. Class A	50,772	1,895,826
*	Reinsurance Group of America, Inc. Class B	8,357	309,543
	Renasant Corp.	20,593	431,629
#	Republic Bancorp, Inc. Class A	5,496	126,518
*	Republic First Bancorp, Inc.	4,374	34,992
	Resource America, Inc.	7,478	42,999
*	Rewards Network, Inc.	21,800	82,840
	Riverview Bancorp, Inc.	5,024	24,015
	RLI Corp.	15,300	878,067
#	Rockville Financial, Inc.	11,632	151,332
#	Roma Financial Corp.	8,422	122,540
	Rome Bancorp, Inc.	3,424	34,565
	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	24,986
	Rurban Financial Corp.	3,194	28,746
#	S&T Bancorp, Inc.	13,070	445,687
#	S.Y. Bancorp, Inc.	9,145	251,853
	Safety Insurance Group, Inc.	13,393	508,800
	Salisbury Bancorp, Inc.	756	20,034
	Sanders Morris Harris Group, Inc.	16,057	118,822
#	Sandy Spring Bancorp, Inc.	10,458	224,533
	SCBT Financial Corp.	4,972	168,501
*	Seabright Insurance Holdings	20,615	215,633
#	Seacoast Banking Corp. of Florida	16,602	147,426

26

#	Security Bank Corp.	6,021	11,922
*	Security National Financial Corp. Class A	551	986
	Selective Insurance Group, Inc.	43,565	1,034,669
#	Shore Bancshares, Inc.	4,135	100,398
	SI Financial Group, Inc.	2,598	18,056
#	Siebert Financial Corp.	9,393	18,880
#	Sierra Bancorp	6,284	125,429
*	Signature Bank	18,100	589,698
	Simmons First National Corp. Class A	9,448	293,077
#	Smithtown Bancorp, Inc.	5,940	116,840
	Somerset Hills Bancorp	964	8,194
#	South Financial Group, Inc.	38,579	224,144
	South Street Financial Corp.	400	1,800
*	Southcoast Financial Corp.	3,941	20,296
	Southern Community Financial Corp.	7,493	29,073
*	Southern Connecticut Bancorp, Inc.	700	3,500
*	Southern First Bancshares, Inc.	1,884	19,160
	Southern Missouri Bancorp, Inc.	538	6,402
#	Southside Bancshares, Inc.	6,302	151,815
	Southwest Bancorp, Inc.	10,800	156,384
	Southwest Georgia Financial Corp.	1,854	25,863
*	Sovereign Bancorp, Inc.	228,900	663,810
	StanCorp Financial Group, Inc.	16,250	553,800
	State Auto Financial Corp.	33,689	887,368
#	State Bancorp, Inc.	8,666	110,405
	State Street Corp.	10,524	456,215
#	StellarOne Corp.	7,602	129,234
	Sterling Bancorp	11,866	186,059
	Sterling Bancshares, Inc.	44,137	351,331
#	Sterling Financial Corp.	24,895	211,359
	Stewart Information Services Corp.	10,325	171,395
*	Stifel Financial Corp.	13,200	576,180
*	Stratus Properties, Inc.	6,016	147,392
	Student Loan Corp.	2,502	91,323
	Suffolk Bancorp	5,899	191,423
*	Sun American Bancorp	2,120	4,081
*	Sun Bancorp, Inc.	19,632	196,320
	SunTrust Banks, Inc.	39,815	1,598,174
* #	Superior Bancorp	3,990	22,065
#	Susquehanna Bancshares, Inc.	72,652	1,125,379
*	Susser Holdings Corp.	283	4,409
	Sussex Bancorp	1,090	7,852
*	SVB Financial Group	19,867	1,022,157
	SWS Group, Inc.	4,010	74,426
#	Synovus Financial Corp.	144,800	1,495,784
	T. Rowe Price Group, Inc.	6,500	257,010
	Taylor Capital Group, Inc.	9,048	101,790
	TCF Financial Corp.	11,600	205,784
*	TD Ameritrade Holding Corp.	20,686	274,917
	Team Financial, Inc.	200	556
	Teche Holding Co.	515	15,450
*	Tejon Ranch Co.	2,500	72,650
#	Temecula Valley Bancorp, Inc.	3,347	11,547
*	Tennessee Commerce Bancorp, Inc.	2,100	21,462
*	Texas Capital Bancshares, Inc.	18,200	324,870

27

	TF Financial Corp.	1,506	28,463
*	The Bancorp, Inc.	4,700	17,578
#	The Colonial BancGroup, Inc.	72,514	296,582
	The Goldman Sachs Group, Inc.	7,800	721,500
*	The Intergroup Corp.	235	3,059
*	The NASDAQ OMX Group, Inc.	18,700	607,002
	The Phoenix Companies, Inc.	11,900	76,993
	The Savannah Bancorp, Inc.	1,871	21,778
* #	The St. Joe Corp.	3,600	111,312
	The Travelers Companies, Inc.	73,100	3,110,405
#	The Wilber Corp.	4,900	38,024
	Thomas Properties Group, Inc.	9,936	69,055
*	Thomas Weisel Partners Group, Inc.	25,694	144,400
#	TIB Financial Corp.	4,648	20,962
*	Tidelands Bancshares, Inc.	2,183	10,522
	TierOne Corp.	4,900	26,460
	Timberland Bancorp, Inc.	2,484	14,656
	Tompkins Financial Corp.	5,230	256,270
	Torchmark Corp.	7,700	321,629
	Tower Financial Corp.	1,049	9,210
	Tower Group, Inc.	10,000	210,300
	TowneBank	300	6,561
*	Tradestation Group, Inc.	28,864	226,005
	Transatlantic Holdings, Inc.	41,400	1,773,990
*	Tree.com, Inc.	3,474	9,415
* #	Triad Guaranty, Inc.	3,700	4,033
	TriCo Bancshares	12,552	270,370
	TrustCo Bank Corp.	32,400	394,308
	Trustmark Corp.	46,300	950,076
	U.S. Bancorp	42,563	1,268,803
#	UCBH Holdings, Inc.	74,072	391,100
	UMB Financial Corp.	27,396	1,241,861
	Umpqua Holdings Corp.	50,110	852,872
	Union Bankshares Corp.	11,135	265,347
	Union Bankshares, Inc.	1,370	26,133
*	United America Indemnity, Ltd.	2,333	27,949
	United Bancshares, Inc. (909458101)	1,876	19,886
	United Bancshares, Inc. (909907107)	17,728	565,523
*	United Capital Corp.	3,683	81,947
#	United Community Banks, Inc.	15,791	207,178
	United Community Financial Corp.	8,800	41,272
	United Financial Bancorp, Inc.	12,310	172,340
	United Fire & Casualty Co.	15,287	354,200
*	United PanAm Financial Corp.	6,500	11,375
#	United Security Bancshares, Inc. (911459105)	600	12,000
#	United Security Bancshares, Inc. (911460103)	6,820	95,480
	United Western Bancorp, Inc.	6,044	68,599
	Unitrin, Inc.	53,220	1,117,620
	Unity Bancorp, Inc.	3,433	13,698
*	Universal American Corp.	40,848	361,505
	Universal Insurance Holdings, Inc.	13,000	34,840
	Univest Corp. of Pennsylvania	10,516	325,365
	Unum Group	161,075	2,536,931
#	Valley National Bancorp	20,899	397,081
	ViewPoint Financial Group	10,175	172,975

28

#	Vineyard National Bancorp Co.	4,150	3,237
*	Virginia Commerce Bancorp, Inc.	8,822	38,464
	VIST Financial Corp.	3,772	41,567
	W. R. Berkley Corp.	76,900	2,020,163
*	Waccamaw Bankshares, Inc.	468	2,920
#	Wachovia Corp.	73,657	472,141
	Waddell & Reed Financial, Inc.	2,700	39,204
	Wainwright Bank & Trust Co.	5,467	45,157
	Washington Banking Co.	1,500	11,685
	Washington Federal, Inc.	71,612	1,261,803
	Washington Trust Bancorp, Inc.	9,351	199,363
*	Waterstone Financial, Inc.	23,239	191,722
	Wayne Savings Bancshares, Inc.	1,484	11,130
#	Webster Financial Corp.	44,683	828,423
	Wells Fargo & Co.	144,829	4,931,427
	Wesbanco, Inc.	18,015	489,648
	Wesco Financial Corp.	2,793	921,662
#	West Bancorporation	12,336	154,200
	West Coast Bancorp	7,300	63,656
#	Westamerica Bancorporation	12,600	721,350
*	Western Alliance Bancorp	10,835	160,466
#	Westwood Holdings Group, Inc.	1,038	39,807
	White Mountains Insurance Group, Ltd.	4,288	1,477,216
*	White River Capital, Inc.	1,800	22,545
#	Whitney Holding Corp.	53,573	1,017,887
*	Willis Group Holdings, Ltd.	9,702	254,580
	Willow Financial Bancorp, Inc.	9,984	86,362
#	Wilmington Trust Corp.	18,700	539,682
	Wilshire Bancorp, Inc.	12,188	134,434
#	Wintrust Financial Corp.	22,599	578,534
* #	World Acceptance Corp.	6,300	116,424
	WSB Holdings, Inc.	4,002	15,928
#	WSFS Financial Corp.	600	28,722
	WVS Financial Corp.	400	6,752
	Yadkin Valley Financial Corp.	9,000	134,010
#	Zenith National Insurance Corp.	29,700	975,942
#	Zions Bancorporation	39,700	1,512,967
*	ZipRealty, Inc.	7,963	23,013
Total Financials			214,973,249

Health Care — (7.4%)
*	A.D.A.M., Inc.	3,987	17,104
* #	Abaxis, Inc.	5,494	84,443
* #	ABIOMED, Inc.	19,900	290,142
* #	Abraxis Bioscience, Inc.	1,325	83,926
* #	Acadia Pharmaceuticals, Inc.	11,573	21,989
*	Accelr8 Technology Corp.	2,200	5,852
*	Accelrys, Inc.	13,269	63,559
*	Accentia Biopharmaceuticals, Inc.	5,800	1,508
*	Accuray, Inc.	2,704	17,089
* #	Achillion Pharmaceuticals, Inc.	7,300	11,680
*	Acorda Therapeutics, Inc.	896	18,278
*	Acusphere, Inc.	9,205	3,958
*	Adeona Pharmaceuticals, Inc.	2,300	1,150
*	Adolor Corp.	36,514	115,019

29

* #	Advanced Life Sciences Holdings, Inc.	5,900	1,829
* #	Advanced Medical Optics, Inc.	23,942	147,722
* #	ADVENTRX Pharmaceuticals, Inc.	14,863	2,225
	Aetna, Inc.	23,068	573,701
*	Affymax, Inc.	800	10,720
*	Affymetrix, Inc.	29,927	110,431
*	Air Methods Corp.	5,360	89,941
* #	Akorn, Inc.	22,086	68,687
*	Albany Molecular Research, Inc.	14,500	183,425
*	Alexion Pharmaceuticals, Inc.	5,000	203,750
* #	Alexza Pharmaceuticals, Inc.	16,594	47,293
* #	Align Technology, Inc.	7,719	53,493
* #	Alkermes, Inc.	8,000	79,040
*	Alliance Imaging, Inc.	18,300	149,145
*	Allied Healthcare International, Inc.	20,400	29,580
*	Allied Healthcare Products, Inc.	2,858	12,218
*	Allion Healthcare, Inc.	17,160	74,303
*	Allos Therapeutics, Inc.	9,400	68,714
	Allscripts-Misys Healthcare Solutions, Inc.	9,300	60,450
*	Almost Family, Inc.	754	36,313
* #	Alnylam Pharmaceuticals, Inc.	9,459	217,557
	Alpharma, Inc. Class A	27,500	861,025
* #	AMAG Pharmaceuticals, Inc.	1,000	30,580
*	Amedisys, Inc.	9,667	545,315
*	America Services Group, Inc.	6,697	58,733
*	American Dental Partners, Inc.	7,830	68,356
*	American Medical Systems Holdings, Inc.	13,200	142,824
*	American Shared Hospital Services	900	1,058
* #	AMERIGROUP Corp.	42,400	1,060,000
	AmerisourceBergen Corp.	13,200	412,764
*	Amgen, Inc.	22,150	1,326,564
*	AMICAS, Inc.	19,787	36,606
*	AMN Healthcare Services, Inc.	21,842	196,360
*	Amsurg Corp.	18,967	473,037
* #	Amylin Pharmaceuticals, Inc.	1,100	11,231
*	Anadys Pharmaceuticals, Inc.	9,043	19,804
	Analogic Corp.	5,490	242,438
*	Anesiva, Inc.	10,129	7,394
*	AngioDynamics, Inc.	19,494	245,624
*	Anika Therapeutics, Inc.	4,625	27,889
* #	Antigenics, Inc.	8,100	6,075
	Applied Biosystems, Inc.	7,700	237,391
*	Arcadia Resources, Inc.	13,100	3,799
* #	Ardea Biosciences, Inc.	1,393	14,139
*	Arena Pharmaceuticals, Inc.	71,631	263,602
* #	Ariad Pharmaceuticals, Inc.	10,031	19,962
*	Arqule, Inc.	28,700	79,212
* #	Array BioPharma, Inc.	11,800	58,056
*	Arrhythmia Research Technology, Inc.	600	1,686
* #	ArthroCare Corp.	7,259	150,842
* #	Aspect Medical Systems, Inc.	15,416	50,873
*	Assisted Living Concepts, Inc.	32,366	160,859
*	AtriCure, Inc.	3,976	25,725
	Atrion Corp.	288	28,500
*	ATS Medical, Inc.	47,174	125,011

30

*	Auxilium Pharmaceuticals, Inc.	4,100	80,565
* #	Avalon Pharmaceuticals, Inc.	6,200	2,357
*	AVANIR Pharmaceuticals Class A	6,875	2,819
* #	AVI BioPharma, Inc.	11,538	9,923
*	Avigen, Inc.	22,873	13,724
	Bard (C.R.), Inc.	3,500	308,875
*	Barr Laboratories, Inc.	7,000	449,820
#	Beckman Coulter, Inc.	5,100	254,592
*	Bioanalytical Systems, Inc.	1,915	7,756
*	BioCryst Pharmaceuticals, Inc.	25,800	41,280
*	Biogen Idec, Inc.	8,070	343,379
*	Bio-Imaging Technologies, Inc.	7,275	29,537
* #	BioLase Technology, Inc.	2,700	4,698
* #	BioMarin Pharmaceutical, Inc.	7,800	142,896
* #	BioMimetic Therapeutics, Inc.	11,540	94,397
* #	Bio-Rad Laboratories, Inc. Class A	4,900	418,362
*	Bio-Rad Laboratories, Inc. Class B	1,200	102,132
*	Bio-Reference Laboratories, Inc.	4,275	105,122
* #	BioSante Pharmaceuticals, Inc.	3,660	11,822
*	BioScrip, Inc.	25,532	76,596
* #	BioSphere Medical, Inc.	5,612	14,872
* #	Boston Scientific Corp.	54,400	491,232
*	Bovie Medical Corp.	5,200	33,020
#	Brookdale Senior Living, Inc.	16,900	145,678
*	Bruker BioSciences Corp.	13,400	54,806
* #	BSD Medical Corp.	4,900	24,990
*	Cadence Pharmaceuticals, Inc.	11,800	77,054
*	Caliper Life Sciences, Inc.	24,059	33,683
	Cambrex Corp.	12,418	55,881
*	Candela Corp.	8,200	5,494
*	Cantel Medical Corp.	13,400	128,640
*	Capital Senior Living Corp.	23,449	105,286
*	Caraco Pharmaceutical Laboratories, Ltd.	6,208	63,135
*	Cardiac Science Corp.	16,662	155,456
	Cardinal Health, Inc.	10,000	382,000
*	Catalyst Health Solutions, Inc.	10,800	182,196
*	Celera Corp.	44,419	502,379
* #	Celgene Corp.	2,844	182,755
*	Cell Genesys, Inc.	15,100	3,458
* #	Cell Therapeutics, Inc.	440	136
* #	Celldex Therapeutics, Inc.	390	3,023
*	Celsion Corp.	1,400	3,948
*	Centene Corp.	27,500	518,100
* #	Cephalon, Inc.	3,108	222,906
* #	Cepheid, Inc.	13,400	159,058
* #	Cerner Corp.	2,700	100,521
*	Cerus Corp.	21,800	39,894
*	CHAD Therapeutics, Inc.	700	4
*	Charles River Laboratories International, Inc.	7,700	275,891
#	Chemed Corp.	5,900	258,361
	Cigna Corp.	7,400	120,620
* #	Clinical Data, Inc.	6,914	76,054
*	Columbia Laboratories, Inc.	14,274	22,410
*	CombiMatrix Corp.	1,200	7,584
*	CombinatoRx, Inc.	23,075	14,768

31

*	Community Health Systems, Inc.	62,200	1,275,100
#	Computer Programs & Systems, Inc.	2,467	68,311
* #	Conceptus, Inc.	7,400	119,880
*	CONMED Corp.	23,400	613,080
*	Continucare Corp.	33,703	79,539
#	Cooper Companies, Inc.	36,090	594,763
*	Corvel Corp.	4,700	126,054
* #	Covance, Inc.	2,300	115,000
*	Coventry Health Care, Inc.	9,900	130,581
* #	CPEX Pharmaceuticals, Inc.	930	10,835
*	Critical Therapeutics, Inc.	17,000	6,460
*	Cross Country Healthcare, Inc.	14,900	168,668
*	CryoLife, Inc.	7,400	99,160
*	Cubist Pharmaceuticals, Inc.	6,400	162,496
*	Curis, Inc.	14,000	12,040
*	Cutera, Inc.	6,593	56,106
* #	CV Therapeutics, Inc.	13,300	124,089
* #	Cyberonics, Inc.	5,069	64,579
* #	Cyclacel Pharmaceuticals, Inc.	8,946	4,115
*	Cynosure, Inc. Class A	5,800	50,808
* #	Cypress Bioscience, Inc.	31,100	169,184
*	Cytokinetics, Inc.	27,800	79,230
*	Cytomedix, Inc.	3,900	2,106
*	Cytori Therapeutics, Inc.	2,800	11,200
	Datascope Corp.	10,950	549,362
*	DaVita, Inc.	6,800	385,900
	Daxor Corp.	2,100	32,130
* #	Dendreon Corp.	16,500	81,180
#	DENTSPLY International, Inc.	5,200	157,976
*	DepoMed, Inc.	11,300	24,408
*	Dexcom, Inc.	7,000	31,640
*	Dialysis Corp. of America	3,543	26,962
*	Digirad Corp.	7,400	6,216
*	Dionex Corp.	1,398	75,254
* #	Discovery Laboratories, Inc.	11,500	21,045
* #	Durect Corp.	8,600	35,346
*	DUSA Pharmaceuticals, Inc.	5,000	5,450
*	Dyax Corp.	26,547	88,932
*	Dynacq Healthcare, Inc.	1,832	6,320
*	Dynavax Technologies Corp.	10,600	3,180
* #	Eclipsys Corp.	6,400	95,040
* #	Edwards Lifesciences Corp.	6,100	322,324
*	Elite Pharmaceuticals, Inc.	2,100	210
*	Emageon, Inc.	4,900	11,956
*	Emergency Medical Services Corp. Class A	5,000	164,300
*	Emergent Biosolutions, Inc.	20,858	375,653
* #	Emeritus Corp.	28,700	330,911
*	Emisphere Technologies, Inc.	5,200	6,344
*	Encision, Inc.	800	960
* #	Endo Pharmaceuticals Holdings, Inc.	3,100	57,350
*	Endologix, Inc.	20,585	42,611
*	ENTREMED, Inc.	1,700	527
* #	Enzo Biochem, Inc.	16,900	97,513
* #	Enzon Pharmaceuticals, Inc.	13,000	64,610
*	EPIX Pharmaceuticals, Inc.	4,200	1,512

32

*	eResearch Technology, Inc.	10,800	69,768
*	etrials Worldwide, Inc.	5,500	6,050
* #	ev3, Inc.	20,829	134,764
*	Evotec AG Sponsored ADR	6,799	17,541
*	Exact Sciences Corp.	5,900	3,009
*	Exactech, Inc.	5,976	120,715
* #	Exelixis, Inc.	10,100	34,744
* #	Farville, Inc.	12,411	546
*	Five Star Quality Care, Inc.	15,400	30,184
*	Forest Laboratories, Inc.	16,900	392,587
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	23,146
* #	Genitope Corp.	26,864	137
* #	Genomic Health, Inc.	7,100	130,853
* #	Gen-Probe, Inc.	1,900	89,414
*	Gentiva Health Services, Inc.	18,845	511,642
* #	GenVec, Inc.	9,800	9,702
*	Genzyme Corp.	4,000	291,520
* #	Geron Corp.	39,340	156,573
*	Greatbatch, Inc.	16,000	348,000
* #	GTx, Inc.	6,400	90,368
* #	Haemonetics Corp.	5,800	342,548
* #	Halozyme Therapeutics, Inc.	11,040	52,882
* #	Hana Biosciences, Inc.	1,900	627
*	Hanger Orthopedic Group, Inc.	6,467	107,740
*	Hansen Medical, Inc.	1,281	11,926
*	Harvard Bioscience, Inc.	26,399	81,837
*	Health Grades, Inc.	9,044	19,445
*	Health Management Associates, Inc.	38,300	80,430
*	Health Net, Inc.	7,800	100,464
* #	HEALTHSOUTH Corp.	9,187	115,205
*	HealthSpring, Inc.	50,400	832,608
*	HealthStream, Inc.	9,667	21,751
*	HealthTronics, Inc.	26,921	52,227
*	Healthways, Inc.	2,700	27,270
*	Henry Schein, Inc.	7,400	346,394
#	Hill-Rom Holdings, Inc.	47,800	1,087,928
*	Hi-Tech Pharmacal Co., Inc.	9,666	70,465
*	HLTH Corp.	9,160	75,936
*	HMS Holdings Corp.	6,200	153,574
*	Hollis-Eden Pharmaceuticals, Inc.	13,164	13,691
* #	Hologic, Inc.	28,270	346,025
*	Home Diagnostics, Inc.	9,466	82,449
	Hooper Holmes, Inc.	16,723	10,870
*	Hospira, Inc.	13,200	367,224
*	Human Genome Sciences, Inc.	15,227	49,183
*	Humana, Inc.	10,800	319,572
* #	Hythiam, Inc.	5,400	3,456
*	iBioPharma, Inc.	900	756
*	Icagen, Inc.	9,779	11,735
*	ICU Medical, Inc.	10,600	339,518
*	Idenix Pharmaceuticals, Inc.	14,903	82,265
* #	Idera Pharmaceuticals, Inc.	4,000	38,880
* #	IDEXX Laboratories, Inc.	1,200	42,228
*	IDM Pharma, Inc.	14,411	23,634
*	I-Flow Corp.	14,048	79,231

33

* #	Illumina, Inc.	9,020	278,087
*	ImClone Systems, Inc.	5,600	385,056
*	Immtech International, Inc.	1,819	582
* #	Immucor, Inc.	5,250	139,388
* #	ImmunoGen, Inc.	15,005	69,473
* #	Immunomedics, Inc.	15,900	23,850
*	Implant Sciences Corp.	2,491	697
*	Incyte Corp.	15,200	63,080
* #	Indevus Pharmaceuticals, Inc.	12,300	32,841
*	Infinity Pharmaceuticals, Inc.	8,315	39,330
*	Inovio Biomedical Corp.	4,900	1,813
* #	Inspire Pharmaceuticals, Inc.	21,300	77,958
*	Integra LifeSciences Holdings	2,900	108,866
*	IntegraMed America, Inc.	3,575	18,447
*	Interleukin Genetics, Inc.	2,200	1,056
* #	InterMune, Inc.	4,900	72,177
* #	Interpharm Holdings, Inc.	3,806	206
* #	Introgen Therapeutics, Inc.	8,777	3,511
*	Intuitive Surgical, Inc.	1,500	259,185
	Invacare Corp.	29,600	538,424
*	InVentiv Health, Inc.	14,573	138,006
*	Inverness Medical Innovations, Inc.	16,236	310,919
*	Invitrogen Corp.	23,660	681,171
*	Iridex Corp.	2,500	5,700
*	IRIS International, Inc.	7,800	86,970
*	Isis Pharmaceuticals, Inc.	12,670	178,140
* #	Isolagen, Inc.	5,096	2,701
* #	IsoRay, Inc.	8,600	3,440
*	ISTA Pharmaceuticals, Inc.	11,489	8,042
*	Javelin Pharmaceuticals, Inc.	6,600	9,372
* #	Kendle International, Inc.	5,000	90,350
* #	Kensey Nash Corp.	5,000	126,950
*	Keryx Biopharmaceuticals, Inc.	10,861	1,736
	Kewaunee Scientific Corp.	600	5,430
*	Kindred Healthcare, Inc.	15,800	228,942
* #	Kinetic Concepts, Inc.	1,700	41,157
*	King Pharmaceuticals, Inc.	239,100	2,101,689
*	K-V Pharmaceutical Co. Class A	7,061	120,037
*	K-V Pharmaceutical Co. Class B	2,400	39,960
*	La Jolla Pharmaceutical Co.	8,127	7,477
*	Laboratory Corp. of America Holdings	2,800	172,172
	Landauer, Inc.	2,300	124,338
*	Langer, Inc.	4,397	3,254
*	Lannet Co., Inc.	17,461	49,764
#	LCA-Vision, Inc.	3,100	10,602
*	Lexicon Pharmaceuticals, Inc.	119,000	186,830
*	LHC Group, Inc.	7,000	246,960
* #	LifePoint Hospitals, Inc.	44,212	1,059,762
* #	Ligand Pharmaceuticals, Inc. Class B	16,529	34,215
* #	Lincare Holdings, Inc.	9,100	239,785
* #	Luminex Corp.	7,600	141,740
*	Magellan Health Services, Inc.	15,139	559,235
*	Magyar Bancorp, Inc.	267	2,144
* #	Mannkind Corp.	17,336	65,183
#	Martek Biosciences Corp.	19,326	576,495

34

*	Matrixx Initiatives, Inc.	7,197	117,959
*	Maxygen, Inc.	22,732	95,247
	McKesson Corp.	6,400	235,456
*	MDRNA, Inc.	5,800	2,030
*	Medarex, Inc.	46,800	329,004
*	MedCath Corp.	14,376	221,678
*	Medco Health Solutions, Inc.	12,000	455,400
*	Medical Action Industries, Inc.	8,813	101,350
*	Medical Staffing Network Holdings, Inc.	12,268	5,275
*	MediciNova, Inc.	492	1,114
#	Medicis Pharmaceutical Corp. Class A	40,202	573,683
* #	Medivation, Inc.	5,300	99,481
*	MEDTOX Scientific, Inc.	4,273	42,089
*	Memory Pharmaceuticals Corp.	6,060	606
	Mentor Corp.	4,100	69,290
	Merge Healthcare, Inc.	14,408	13,544
#	Meridian Bioscience, Inc.	6,629	162,941
*	Merit Medical Systems, Inc.	13,545	247,874
*	Metabasis Therapeutics, Inc.	12,085	10,877
*	Metropolitan Health Networks, Inc.	21,437	42,874
* #	Micromet, Inc.	9,932	41,218
*	Micrus Endovascular Corp.	4,500	53,100
* #	MiddleBrook Pharmaceuticals, Inc.	6,433	8,685
* #	Millipore Corp.	1,600	83,024
* #	Minrad International, Inc.	13,100	9,694
* #	Molecular Insight Pharmaceuticals, Inc.	10,866	54,330
* #	Molina Healthcare, Inc.	17,400	387,498
*	Momenta Pharmaceuticals, Inc.	13,200	120,252
*	Monogram Biosciences, Inc.	1,100	550
*	MTS Medication Technologies	700	2,765
*	MWI Veterinary Supply, Inc.	7,334	253,976
* #	Mylan, Inc.	9,400	80,558
*	Myriad Genetics, Inc.	3,800	239,742
* #	Nabi Biopharmaceuticals	51,660	202,507
*	National Dentex Corp.	2,560	13,542
#	National Healthcare Corp.	6,980	286,250
#	National Research Corp.	1,000	28,630
*	Natus Medical, Inc.	8,900	136,170
* #	Nektar Therapeutics	7,600	42,028
* #	Neogen Corp.	6,343	186,928
*	Neose Technologies, Inc.	7,400	2,516
*	Neurocrine Biosciences, Inc.	25,700	106,141
* #	Neurogen Corp.	16,000	2,720
* #	Neurometric, Inc.	7,421	9,647
*	Nighthawk Radiology Holdings, Inc.	23,244	106,690
*	NMT Medical, Inc.	3,576	3,898
* #	Northfield Laboratories, Inc.	6,600	5,676
*	Northstar Neuroscience, Inc.	22,500	29,250
*	Novacea, Inc.	5,556	7,389
* #	NovaMed, Inc.	10,624	37,609
* #	Novavax, Inc.	32,230	72,518
*	Noven Pharmaceuticals, Inc.	14,345	161,381
*	NPS Pharmaceuticals, Inc.	13,071	91,497
*	Nutraceutical International Corp.	6,592	60,317
* #	NuVasive, Inc.	4,890	230,270

35

* #	Nuvelo, Inc.	13,200	4,105
* #	NxStage Medical, Inc.	6,563	26,646
*	Odyssey Healthcare, Inc.	27,307	261,874
	Omnicare, Inc.	75,400	2,078,778
*	Omnicell, Inc.	6,200	68,076
* #	Omrix Biopharmaceuticals, Inc.	2,971	51,487
*	Onyx Pharmaceuticals, Inc.	4,600	124,108
*	Optimer Pharmaceuticals, Inc.	4,500	18,675
*	OraSure Technologies, Inc.	24,889	114,738
*	Orchid Cellmark, Inc.	10,558	12,458
*	Orexigen Therapeutics, Inc.	4,005	19,024
*	Orthologic Corp.	2,900	2,059
* #	Oscient Pharmaceuticals Corp.	1,500	1,110
*	OSI Pharmaceuticals, Inc.	3,800	144,210
* #	Osiris Therapeutics, Inc.	4,152	62,986
*	Osteotech, Inc.	13,490	43,033
	Owens & Minor, Inc.	13,900	601,453
*	OxiGENE, Inc.	10,000	8,300
* #	Pain Therapeutics, Inc.	15,000	137,100
*	Palatin Technologies, Inc.	5,137	646
*	Palomar Medical Technologies, Inc.	5,300	60,632
*	Par Pharmaceutical Cos, Inc.	29,304	293,040
*	Parexel International Corp.	12,400	128,960
*	Patterson Companies, Inc.	5,000	126,650
*	PDI, Inc.	5,589	27,107
	PDL BioPharma, Inc.	4,423	43,124
*	Pediatrix Medical Group, Inc.	5,100	197,115
* #	Penwest Pharmaceuticals Co.	11,000	13,750
	PerkinElmer, Inc.	29,600	531,024
#	Perrigo Co.	14,700	499,800
	Pfizer, Inc.	309,722	5,485,177
#	Pharmaceutical Products Development Service, Inc.	5,400	167,292
*	Pharmacopia, Inc.	9,274	8,347
*	Pharmanet Development Group, Inc.	13,800	22,080
* #	PharMerica Corp.	7,168	147,159
*	Phase Forward, Inc.	2,400	34,248
*	PHC, Inc.	7,000	13,930
*	Poniard Pharmaceuticals, Inc.	3,954	12,416
*	Pozen, Inc.	6,700	41,339
*	Progenics Pharmaceuticals, Inc.	18,500	185,185
*	Prospect Medical Holdings, Inc.	6,900	16,560
*	Providence Service Corp.	5,717	6,860
* #	ProxyMed, Inc.	3,624	18
* #	PSS World Medical, Inc.	16,100	292,054
	Psychemedics Corp.	580	5,928
* #	Psychiatric Solutions, Inc.	27,848	927,060
*	QuadraMed Corp.	1,460	8,687
	Quest Diagnostics, Inc.	12,600	589,680
* #	Questcor Pharmaceuticals, Inc.	4,200	32,508
*	Quidel Corp.	8,200	129,642
* #	Quigley Corp.	2,000	7,320
*	Regeneration Technologies, Inc.	42,884	130,796
* #	Regeneron Pharmaceuticals, Inc.	4,900	94,570
* #	RegeneRx Biopharmaceuticals, Inc.	4,082	3,878
*	RehabCare Group, Inc.	16,500	282,645

36

*	Repligen Corp.	20,428	81,916
* #	Repros Therapeutics, Inc.	2,400	18,816
*	Res-Care, Inc.	19,606	302,128
*	ResMed, Inc.	4,800	164,448
*	Retractable Technologies, Inc.	5,100	6,885
* #	Rigel Pharmaceuticals, Inc.	12,504	108,910
*	Rochester Medical Corp.	5,395	67,438
*	Rockwell Medical Technologies, Inc.	4,533	11,514
*	Rotech Healthcare, Inc.	1,902	95
*	Salix Pharmaceuticals, Ltd.	25,917	238,436
* #	Sangamo BioSciences, Inc.	9,995	78,061
*	Santarus, Inc.	10,900	18,312
* #	Savient Pharmaceuticals, Inc.	11,465	54,573
*	SciClone Pharmaceuticals, Inc.	16,277	14,812
*	SCOLR Pharma, Inc.	5,100	3,825
* #	Seattle Genetics, Inc.	7,270	74,736
*	Senomyx, Inc.	3,900	9,750
*	SenoRx, Inc.	2,469	6,518
* #	Sequenom, Inc.	11,208	201,744
* #	Sirona Dental Systems, Inc.	32,235	514,793
*	Somanetics Corp.	9,582	179,663
* #	Somaxon Pharmaceuticals, Inc.	5,100	4,998
*	Sonic Innovations, Inc.	18,155	30,682
* #	SonoSite, Inc.	9,960	209,857
	Span-American Medical System, Inc.	1,629	18,896
*	Spectranetics Corp.	14,000	42,000
*	Spectrum Pharmaceuticals, Inc.	5,800	10,440
*	SRI/Surgical Express, Inc.	388	892
*	St. Jude Medical, Inc.	11,500	437,345
*	STAAR Surgical Co.	11,893	29,257
* #	StemCells, Inc.	23,440	33,754
* #	Stereotaxis, Inc.	9,284	37,415
	Steris Corp.	17,400	592,296
*	Strategic Diagnostics, Inc.	13,807	18,363
*	Sun Healthcare Group, Inc.	13,889	159,446
*	Sunesis Pharmaceuticals, Inc.	10,595	7,575
*	SunLink Health Systems, Inc.	897	1,991
* #	Sunrise Senior Living, Inc.	25,000	75,500
*	SuperGen, Inc.	13,763	17,066
* #	SurModics, Inc.	3,762	99,693
*	Symmetry Medical, Inc.	29,500	381,140
*	Synovis Life Technologies, Inc.	5,000	87,450
* #	Synta Pharmaceuticals Corp.	1,716	12,149
*	Targacept, Inc.	4,509	26,693
	Techne Corp.	1,595	110,087
* #	Telik, Inc.	11,300	2,712
*	Tenet Healthcare Corp.	21,300	93,294
* #	The Medicines Co.	8,718	151,955
*	Theragenics Corp.	23,100	45,045
* #	Theravance, Inc.	7,400	50,172
*	Thermo Fisher Scientific, Inc.	29,900	1,213,940
*	Thoratec Corp.	32,500	800,150
*	Titan Pharmaceuticals, Inc.	5,000	900
*	TorreyPines Therapeutics, Inc.	6,437	2,189
#	Trimeris, Inc.	14,700	48,069

37

* #	Triple-S Management Corp.	4,700	47,987
*	U.S. Physical Therapy, Inc.	8,002	111,068
* #	United Therapeutics Corp.	2,500	218,075
	UnitedHealth Group, Inc.	18,500	439,005
	Universal Health Services, Inc.	7,600	319,504
*	Urologix, Inc.	3,584	3,692
*	Uroplasty, Inc.	2,250	3,263
	Utah Medical Products, Inc.	1,303	34,230
#	Valeant Pharmaceuticals International	22,100	414,817
* #	Vanda Pharmaceuticals, Inc.	3,400	2,788
*	Varian, Inc.	8,600	316,910
*	Vascular Solutions, Inc.	2,100	19,761
* #	VCA Antech, Inc.	2,400	43,440
*	Vertex Pharmaceuticals, Inc.	1,600	41,936
*	Vical, Inc.	23,752	38,953
*	ViroPharma, Inc.	37,423	469,284
*	Vital Images, Inc.	15,039	196,259
*	Vivus, Inc.	19,500	118,755
*	VNUS Medical Technologies	10,600	163,558
*	Volcano Corp.	2,300	35,765
*	Watson Pharmaceuticals, Inc.	53,400	1,397,478
*	WellPoint, Inc.	37,600	1,461,512
#	West Pharmaceutical Services, Inc.	14,500	578,840
*	Wright Medical Group, Inc.	15,927	369,188
* #	XenoPort, Inc.	3,100	128,991
* #	XOMA, Ltd.	3,996	4,995
	Young Innovations, Inc.	4,573	77,741
* #	Zila, Inc.	441	278
*	Zimmer Holdings, Inc.	5,000	232,150
* #	Zoll Medical Corp.	12,300	296,184
* #	Zymogenetics, Inc.	10,000	32,000
Total Health Care			76,753,327

Industrials — (11.5%)
*	3-D Systems Corp.	7,100	77,177
*	A. T. Cross Co. Class A	5,900	31,270
	A.O. Smith Corp.	16,418	517,988
#	AAON, Inc.	7,250	119,553
*	AAR Corp.	26,213	419,146
	ABM Industries, Inc.	24,181	394,876
*	ACCO Brands Corp.	35,600	100,392
*	Accuride Corp.	23,914	7,652
	Aceto Corp.	12,488	104,275
*	Active Power, Inc.	4,800	2,016
	Actuant Corp.	16,300	292,259
#	Acuity Brands, Inc.	4,900	171,304
	Administaff, Inc.	3,200	63,968
*	Aerosonic Corp.	970	1,222
* #	AeroVironment, Inc.	7,261	260,815
*	AGCO Corp.	5,700	179,664
*	Air Transport Services Group, Inc.	19,400	6,305
* #	AirTran Holdings, Inc.	48,800	199,592
	Alamo Group, Inc.	4,860	61,139
*	Alaska Air Group, Inc.	36,500	901,550
	Albany International Corp. Class A	14,000	203,840

38

	Alexander & Baldwin, Inc.	38,760	1,236,444
* #	Alliant Techsystems, Inc.	3,000	247,200
* #	Allied Defense Group, Inc.	4,600	33,350
*	Allied Waste Industries, Inc.	136,460	1,421,913
*	Altra Holdings, Inc.	19,103	170,781
*	Amerco, Inc.	16,027	725,382
	American Ecology Corp.	8,159	143,109
#	American Railcar Industries, Inc.	11,862	131,905
* #	American Reprographics Co.	7,238	77,012
	American Science & Engineering, Inc.	5,381	338,465
* #	American Superconductor Corp.	8,300	103,833
#	American Woodmark Corp.	8,879	164,617
	Ameron International Corp.	7,300	343,100
#	Ametek, Inc.	4,320	143,640
	Ampco-Pittsburgh Corp.	6,770	160,043
* #	AMR Corp.	7,600	77,596
*	AMREP Corp.	2,855	85,964
*	APAC Customer Services, Inc.	7,537	11,230
	Apogee Enterprises, Inc.	22,900	225,794
* #	Applied Energetics, Inc.	9,500	7,410
	Applied Industrial Technologies, Inc.	9,260	186,959
	Applied Signal Technologies, Inc.	9,086	162,821
* #	Argan, Inc.	3,499	41,533
*	Argon ST, Inc.	15,929	332,279
	Arkansas Best Corp.	15,544	453,729
*	Arotech Corp.	6,800	4,352
*	Astec Industries, Inc.	18,200	462,644
*	Astronics Corp.	1,300	16,250
*	Astronics Corp. Class B	325	3,923
*	Atlas Air Worldwide Holding, Inc.	14,255	275,407
*	Avalon Holding Corp. Class A	700	1,120
	Avery Dennison Corp.	6,800	238,136
*	Avis Budget Group, Inc.	46,130	75,653
*	Axsys Technologies, Inc.	4,300	283,929
* #	AZZ, Inc.	8,000	233,440
	B.F. Goodrich Co.	8,008	292,772
#	Badger Meter, Inc.	2,800	70,560
*	Baker (Michael) Corp.	3,800	90,554
#	Baldor Electric Co.	14,810	260,064
*	Baldwin Technology Co., Inc. Class A	9,083	17,984
	Barnes Group, Inc.	21,000	304,710
	Barrett Business Services, Inc.	5,778	63,558
*	BE Aerospace, Inc.	5,508	70,888
* #	Beacon Roofing Supply, Inc.	31,322	428,485
	Belden, Inc.	19,180	399,711
*	Blount International, Inc.	11,197	97,302
	BlueLinx Holdings, Inc.	24,506	65,921
	Bowne & Co., Inc.	19,000	148,010
#	Brady Co. Class A	16,600	514,600
*	Breeze-Eastern Corp.	1,400	11,753
#	Briggs & Stratton Corp.	41,901	660,360
*	BTU International, Inc.	4,526	22,449
	Bucyrus International, Inc.	1,500	36,195
* #	Builders FirstSource, Inc.	16,145	61,351
	Burlington Northern Santa Fe Corp.	14,500	1,291,370

39

#	C&D Technologies, Inc.	18,521	64,824
* #	Cano Petroleum, Inc.	2,900	1,682
* #	Capstone Turbine Corp.	35,400	47,790
#	Carlisle Companies, Inc.	15,100	351,075
#	Cascade Corp.	6,200	204,662
*	Casella Waste Systems, Inc. Class A	16,398	82,646
* #	CBIZ, Inc.	46,200	374,220
	CDI Corp.	16,596	215,748
*	CECO Environmental Corp.	6,684	18,715
*	Celadon Group, Inc.	16,516	176,556
* #	Cenveo, Inc.	4,000	19,320
* #	Ceradyne, Inc.	12,710	298,685
	Champion Industries, Inc.	6,476	20,464
*	Channell Commercial Corp.	4,334	1,344
*	Chart Industries, Inc.	9,500	129,390
	Chase Corp.	400	5,832
	Chicago Rivet & Machine Co.	257	4,035
	Cintas Corp.	5,400	127,980
	CIRCOR International, Inc.	13,300	407,645
#	CLAROC, Inc.	8,200	290,198
* #	Clean Harbors, Inc.	1,500	98,355
* #	Coleman Cable, Inc.	2,791	19,425
*	Columbus McKinnon Corp.	12,400	174,096
	Comfort Systems USA, Inc.	28,800	268,704
*	Commercial Vehicle Group, Inc.	14,102	18,756
*	Competitive Technologies, Inc.	3,500	5,075
	CompX International, Inc.	2,300	13,064
*	COMSYS IT Partners, Inc.	12,212	74,249
*	Consolidated Graphics, Inc.	6,900	89,769
* #	Continental Airlines, Inc.	88,400	1,672,528
	Con-way, Inc.	7,000	238,280
	Cooper Industries, Ltd.	5,500	170,225
* #	Copart, Inc.	8,140	284,086
*	Cornell Companies, Inc.	9,930	226,106
#	Corporate Executive Board Co.	1,500	44,745
*	Corrections Corp. of America	19,100	365,001
*	CoStar Group, Inc.	3,600	129,672
* #	Covanta Holding Corp.	13,700	295,372
*	Covenant Transport Group Class A	800	1,672
*	CPI Aerostructures, Inc.	2,870	19,229
*	CRA International, Inc.	5,500	148,830
	Crane Co.	6,700	109,679
	CSX Corp.	34,180	1,562,710
	Cubic Corp.	16,350	363,788
	Cummins, Inc.	5,600	144,760
	Curtiss-Wright Corp.	10,800	398,520
	Danaher Corp.	7,300	432,452
	Deere & Co.	5,200	200,512
* #	Delta Air Lines, Inc.	197,928	2,173,249
	Deluxe Corp.	5,700	69,312
	Diamond Management & Technology Consultants, Inc.	8,184	32,572
* #	Distributed Energy Systems Corp.	1,469	21
* #	Document Securities Systems, Inc.	1,500	2,100
* #	Dollar Thrifty Automotive Group, Inc.	2,300	3,726
	Donaldson Co., Inc.	2,600	91,390

40

*	Double Eagle Petroleum Co.	6,820	55,037
	Dover Corp.	11,100	352,647
	Ducommun, Inc.	8,260	166,769
*	DXP Enterprises, Inc.	2,898	40,456
*	Dynamex, Inc.	4,908	119,804
	Dynamic Materials Corp.	1,200	22,800
* #	DynCorp International, Inc. Class A	10,377	137,184
#	Eagle Bulk Shipping, Inc.	16,960	169,091
*	Eagle Test Systems, Inc.	13,970	211,506
	Eastern Co.	4,410	51,818
	Eaton Corp.	6,800	303,280
	Ecology & Environment, Inc. Class A	515	5,150
	Electro Rent Corp.	20,362	244,140
* #	EMCOR Group, Inc.	26,290	467,173
	Emerson Electric Co.	1,000	32,730
#	Encore Wire Corp.	17,006	326,005
* #	Ener1, Inc.	4,567	35,760
* #	Energy Conversion Devices, Inc.	23,200	792,048
* #	Energy Focus, Inc.	4,200	10,080
* #	EnerSys Inc.	31,710	419,206
*	ENGlobal Corp.	5,800	25,462
	Ennis, Inc.	23,000	270,710
*	EnPro Industries, Inc.	14,000	310,940
*	Environmental Tectonics Corp.	400	560
	Equifax, Inc.	5,081	132,512
*	ESCO Technologies, Inc.	9,400	324,300
	Espey Manufacturing & Electronics Corp.	1,006	19,818
*	Esterline Technologies Corp.	24,698	890,363
* #	Evergreen Solar, Inc.	62,567	237,129
*	Exide Technologies	26,710	126,873
*	Exponent, Inc.	6,108	179,758
*	ExpressJet Holdings, Inc.	1,570	2,716
*	EXX, Inc. Class A	4,600	7,360
	Federal Signal Corp.	40,606	345,557
	FedEx Corp.	12,300	804,051
*	First Advantage Corp.	4,500	49,185
* #	Flanders Corp.	15,449	95,784
*	Flow International Corp.	11,500	44,160
	Flowserve Corp.	2,900	165,068
#	Fluor Corp.	4,400	175,692
*	Fortune Industries, Inc.	800	320
	Forward Air Corp.	3,200	83,744
	Franklin Electric Co., Inc.	8,600	362,576
	Freightcar America, Inc.	7,590	198,175
* #	Frontier Airlines Holdings, Inc.	3,300	1,056
	Frozen Food Express Industries, Inc.	2,400	13,896
* #	FTI Consulting, Inc.	10,800	629,100
* #	Fuel Tech, Inc.	3,723	43,745
* #	FuelCell Energy, Inc.	23,000	109,940
*	Furmanite Corp.	13,384	107,072
	G & K Services, Inc. Class A	9,253	209,025
*	Gardner Denver Machinery, Inc.	33,400	855,708
	GATX Corp.	47,500	1,356,125
	GenCorp, Inc.	8,000	39,200
* #	General Cable Corp.	2,017	34,450

41

	General Dynamics Corp.	10,800	651,456
	General Electric Co.	267,064	5,210,419
*	Genesee & Wyoming, Inc.	14,130	471,236
* #	GeoEye, Inc.	11,000	238,040
*	GeoPetro Resources Co.	8,000	10,000
* #	Global Cash Access, Inc.	24,622	69,434
#	Gorman-Rupp Co.	11,006	346,139
*	GP Strategies Corp.	12,573	75,689
#	Graco, Inc.	2,100	51,933
*	Graftech International, Ltd.	9,800	79,478
	Graham Corp.	2,750	57,750
	Granite Construction, Inc.	10,554	376,461
	Great Lakes Dredge & Dock Corp.	9,920	44,442
	Greenbrier Companies, Inc.	16,400	135,300
*	Griffon Corp.	23,698	200,011
	Hardinge, Inc.	9,341	65,107
	Harsco Corp.	4,800	113,616
* #	Hawaiian Holdings, Inc.	18,287	128,009
#	Healthcare Services Group, Inc.	5,205	86,195
#	Heartland Express, Inc.	20,900	320,606
#	HEICO Corp.	4,495	172,923
	HEICO Corp. Class A	7,556	212,097
#	Heidrick & Struggles International, Inc.	13,741	331,570
*	Henry Bros. Electronics, Inc.	2,900	17,545
*	Herley Industries, Inc.	2,600	34,580
#	Herman Miller, Inc.	7,800	171,600
* #	Hexcel Corp.	5,900	77,880
*	Hill International, Inc.	8,214	51,584
	Hi-Shear Technology Corp.	1,200	12,060
#	HNI Corp.	10,827	198,351
*	Hoku Scientific, Inc.	4,200	20,790
	Honeywell International, Inc.	5,800	176,610
#	Horizon Lines, Inc. Class A	4,200	19,698
#	Houston Wire & Cable Co.	5,374	61,908
*	HQ Sustainable Maritime Industries, Inc.	6,286	25,773
*	Hub Group, Inc. Class A	4,100	128,945
	Hubbell, Inc. Class A	1,400	57,050
	Hubbell, Inc. Class B	7,980	286,243
*	Hudson Highland Group, Inc.	18,418	96,510
* #	Hurco Companies, Inc.	4,400	99,000
*	Huron Consulting Group, Inc.	1,400	76,118
*	Huttig Building Products, Inc.	9,970	11,067
*	ICF International, Inc.	1,754	32,589
*	ICT Group, Inc.	7,113	37,486
#	IDEX Corp.	19,750	457,805
*	IHS, Inc.	4,500	159,255
*	II-VI, Inc.	4,500	126,405
	IKON Office Solutions, Inc.	60,300	1,038,969
#	Illinois Tool Works, Inc.	6,200	207,018
	Ingersoll-Rand Co., Ltd. Class A	197	3,635
* #	InnerWorkings, Inc.	2,968	20,628
*	Innotrac Corp.	2,916	7,757
	Innovative Solutions & Support, Inc.	3,900	23,985
*	Insituform Technologies, Inc. Class A	18,625	250,134
	Insteel Industries, Inc.	12,965	133,021

42

* #	Integrated Electrical Services, Inc.	7,530	92,092
*	InterDigital, Inc.	3,768	82,067
*	Interline Brands, Inc.	20,983	223,259
*	International Shipholding Corp.	1,100	27,049
*	Intersections, Inc.	11,982	100,649
	ITT Industries, Inc.	4,900	218,050
#	J.B. Hunt Transport Services, Inc.	6,000	170,580
*	Jacobs Engineering Group, Inc.	3,600	131,148
* #	JetBlue Airways Corp.	219,588	1,218,713
	John Bean Technologies Corp.	345	2,891
*	Kadant, Inc.	1,300	21,372
	Kaman Corp. Class A	13,537	345,600
*	Kansas City Southern	23,860	736,558
#	Kaydon Corp.	10,430	348,466
	Kelly Services, Inc. Class A	27,033	384,950
	Kelly Services, Inc. Class B	700	9,975
*	Kenexa Corp.	14,800	131,868
	Kennametal, Inc.	41,000	870,020
*	Key Technology, Inc.	2,416	39,115
*	Kforce, Inc.	33,663	264,928
* #	Kirby Corp.	14,200	487,344
#	Knight Transportation, Inc.	35,700	567,630
	Knoll, Inc.	1,900	27,474
*	Korn/Ferry International	26,278	365,001
* #	K-Tron International, Inc.	1,207	113,446
*	L.B. Foster Co. Class A	1,800	49,500
	L.S. Starrett Co. Class A	2,800	39,760
	L-3 Communications Holdings, Inc.	7,400	600,658
*	LaBarge, Inc.	7,100	97,625
*	Ladish Co., Inc.	8,300	141,349
	Landstar System, Inc.	1,000	38,590
	Lawson Products, Inc.	7,488	223,142
* #	Layne Christensen Co.	9,400	247,032
*	Learning Tree International, Inc.	8,638	110,135
*	LECG Corp.	21,763	104,462
#	Lennox International, Inc.	8,500	253,470
*	LGL Group, Inc.	1,300	5,850
	Lincoln Electric Holdings, Inc.	3,300	142,395
#	Lindsay Corp.	3,900	185,562
*	LMI Aerospace, Inc.	7,400	112,998
	LSI Industries, Inc.	21,682	170,204
*	Lydall, Inc.	86	572
*	M&F Worldwide Corp.	12,700	292,735
*	Mac-Gray Corp.	5,600	42,504
*	Magnetek, Inc.	24,200	52,030
* #	Manitex International, Inc.	3,300	5,775
#	Manpower, Inc.	14,800	460,724
*	Marten Transport, Ltd.	14,675	269,727
	Masco Corp.	133,444	1,354,457
	McGrath Rentcorp	14,635	332,800
* #	Media Sciences International, Inc.	505	636
*	Medialink Worldwide, Inc.	2,300	322
* #	Medis Technologies, Ltd.	7,700	9,394
*	Merrimac Industries, Inc.	1,355	4,133
* #	Mesa Air Group, Inc.	12,100	4,477

43

* #	Metalline Mining Co.	4,300	1,935
	Met-Pro Corp.	8,564	100,028
*	MFRI, Inc.	3,451	24,399
* #	Microvision, Inc.	7,900	13,667
* #	Middleby Corp.	1,000	40,390
* #	Milacron, Inc.	1,000	450
*	Miller Industries, Inc.	8,210	50,081
#	Mine Safety Appliances Co.	10,935	295,245
*	Misonix, Inc.	2,609	5,348
* #	Mobile Mini, Inc.	21,392	359,386
*	Modtech Holdings, Inc.	1,137	3
*	Monster Worldwide, Inc.	19,300	274,832
*	Moog, Inc. Class A	19,000	667,280
*	Moog, Inc. Class B	1,600	56,224
#	MSC Industrial Direct Co., Inc. Class A	2,000	71,720
	Mueller Industries, Inc.	31,936	730,376
#	Mueller Water Products, Inc.	24,609	172,263
	Mueller Water Products, Inc. Class B	80,322	528,519
	Multi-Color Corp.	5,200	102,440
	NACCO Industries, Inc. Class A	4,525	278,785
*	Nashua Corp.	2,529	17,298
	National Technical Systems, Inc.	5,998	25,581
*	Navigant Consulting, Inc.	20,700	334,719
* #	NCI Building Systems, Inc.	12,231	227,619
#	Nordson Corp.	11,629	429,459
	Norfolk Southern Corp.	32,700	1,960,038
*	North America Galvanizing & Coatings, Inc.	11,333	41,592
	Northrop Grumman Corp.	35,877	1,682,273
* #	Old Dominion Freight Line, Inc.	15,108	458,377
	Omega Flex, Inc.	1,000	21,390
*	On Assignment, Inc.	32,356	210,314
*	Orbital Sciences Corp.	26,400	540,936
*	Orion Marine Group, Inc.	2,015	10,438
	Oshkosh Truck Corp. Class B	12,900	98,814
*	Owens Corning, Inc.	84,400	1,327,612
*	P.A.M. Transportation Services, Inc.	7,565	65,664
	Paccar, Inc.	1,786	52,223
	Pacer International, Inc.	6,670	75,304
	Pall Corp.	4,100	108,281
*	Paragon Technologies, Inc.	1,500	5,918
#	Parker Hannifin Corp.	6,550	253,944
*	Park-Ohio Holdings Corp.	9,017	68,439
*	Patrick Industries, Inc.	1,100	2,112
*	Patriot Transportation Holding, Inc.	1,642	114,940
	Pentair, Inc.	25,820	713,665
*	Perini Corp.	5,400	102,708
*	PGT, Inc.	3,480	7,204
* #	PHH Corp.	16,000	128,960
*	Pike Electric Corp.	25,700	224,875
*	Pinnacle Airlines Corp.	8,886	24,259
	Pitney Bowes, Inc.	4,400	109,032
*	Plug Power, Inc.	59,661	58,468
* #	PMFG, Inc.	3,128	33,970
	Portec Rail Products, Inc.	8,200	55,186
*	Powell Industries, Inc.	6,648	123,054

44

* #	Power-One, Inc.	51,397	57,051
	Precision Castparts Corp.	2,900	187,949
	Preformed Line Products Co.	1,508	60,320
*	PRG-Schultz International, Inc.	5,000	21,200
* #	Protection One, Inc.	4,487	32,979
	Providence & Worcester Railroad Co.	1,377	19,278
*	Quality Distribution, Inc.	9,622	19,629
	Quanex Building Products Corp.	12,100	110,836
* #	Quanta Services, Inc.	8,036	158,791
	Quixote Corp.	1,700	10,914
	R. R. Donnelley & Sons Co.	86,600	1,434,962
#	Raven Industries, Inc.	2,600	83,694
	Raytheon Co.	10,500	536,655
*	RBC Bearings, Inc.	2,000	47,460
*	RCM Technologies, Inc.	5,800	6,612
	Regal-Beloit Corp.	30,100	980,056
*	Republic Airways Holdings, Inc.	16,339	244,268
#	Republic Services, Inc.	6,950	164,715
*	Resources Connection, Inc.	7,700	133,518
	Robbins & Myers, Inc.	12,719	259,468
#	Robert Half International, Inc.	4,300	81,141
	Rockwell Automation, Inc.	4,000	110,680
#	Rollins, Inc.	7,650	134,411
#	Roper Industries, Inc.	3,500	158,725
*	Rush Enterprises, Inc. Class A	23,670	221,788
*	Rush Enterprises, Inc. Class B	3,426	36,555
	Ryder System, Inc.	45,822	1,815,468
*	Saia, Inc.	1,400	14,854
	Schawk, Inc.	21,182	278,120
* #	School Specialty, Inc.	14,900	312,900
	Servidyne, Inc.	1,365	5,296
	Servotronics, Inc.	1,499	8,844
*	Shaw Group, Inc.	4,400	78,716
*	SIFCO Industries, Inc.	2,000	11,400
#	Simpson Manufacturing Co., Inc.	27,630	636,595
	SkyWest, Inc.	47,089	725,641
*	SL Industries, Inc.	3,100	32,860
*	SmartPros, Ltd.	1,700	5,041
	Southwest Airlines Co.	334,016	3,934,708
*	Sparton Corp.	2,085	4,233
*	Spherion Corp.	5,800	18,444
*	Spherix, Inc.	3,800	2,660
*	Spire Corp.	615	5,320
	SPX Corp.	5,700	220,818
*	Standard Parking Corp.	3,000	62,880
#	Standard Register Co.	15,100	122,763
	Standex International Corp.	10,150	261,972
	Steelcase, Inc. Class A	55,700	518,010
* #	Stericycle, Inc.	2,400	140,232
*	Sterling Construction Co., Inc.	6,922	91,440
#	Sun Hydraulics, Inc.	7,300	152,862
	Supreme Industries, Inc.	4,998	7,247
* #	Synutra International, Inc.	173	2,422
	Sypris Solutions, Inc.	10,033	9,331
	TAL International Group, Inc.	23,001	380,897

45

*	Taleo Corp. Class A	1,800	24,840
* #	Taser International, Inc.	9,610	48,146
*	Team, Inc.	2,600	72,202
	Tech/Ops Sevcon, Inc.	1,971	9,461
	Technology Research Corp.	2,000	3,400
	Tecumseh Products Co. Class A	9,300	172,236
*	Tecumseh Products Co. Class B	2,500	41,500
*	Teledyne Technologies, Inc.	8,000	364,560
	Teleflex, Inc.	13,900	736,561
*	TeleTech Holdings, Inc.	8,100	73,224
#	Tennant Co.	6,200	155,558
*	Terex Corp.	2,600	43,394
*	Tetra Tech, Inc.	13,700	301,263
#	Textron, Inc.	6,400	113,280
*	The Advisory Board Co.	2,500	61,625
	The Brink’s Co.	4,800	232,752
* #	The GEO Group, Inc.	23,907	422,198
	The Manitowoc Co., Inc.	2,400	23,616
* #	Thomas & Betts Corp.	20,500	486,875
	Thomas Group, Inc.	615	640
	Timken Co.	59,700	948,036
	Titan International, Inc.	17,000	196,520
	Todd Shipyards Corp.	1,700	21,250
	Toro Co.	3,000	100,920
* #	TransDigm Group, Inc.	3,600	108,504
*	TRC Companies, Inc.	8,700	15,747
	Tredegar Industries, Inc.	15,500	228,160
* #	Trex Co., Inc.	9,200	150,052
#	Trinity Industries, Inc.	79,600	1,343,648
	Triumph Group, Inc.	11,278	494,653
*	TRM Corp.	2,242	235
*	TrueBlue, Inc.	17,989	149,848
*	Tufco Technologies, Inc.	2,000	6,900
*	TurboChef Technologies, Inc.	4,100	20,623
	Twin Disc, Inc.	6,000	46,500
*	U.S. Home Systems, Inc.	1,500	3,180
#	UAL Corp.	46,980	684,029
*	Ultralife Corp.	7,795	67,739
	Union Pacific Corp.	51,400	3,431,978
*	United Rentals, Inc.	57,586	590,257
*	United Stationers, Inc.	14,600	545,894
	United Technologies Corp.	14,283	784,994
#	Universal Forest Products, Inc.	15,500	366,575
*	Universal Security Instruments, Inc.	500	1,575
*	Universal Truckload Services, Inc.	7,569	115,654
*	UQM Technologies, Inc.	2,900	6,380
*	URS Corp.	37,900	1,113,881
*	US Airways Group, Inc.	11,100	112,554
*	USA Truck, Inc.	5,046	74,529
*	USG Corp.	8,200	121,524
#	Valmont Industries, Inc.	3,200	175,296
	Valpey Fisher Corp.	2,221	4,442
*	Versar, Inc.	5,500	20,900
	Viad Corp.	16,200	353,970
	Vicor Corp.	21,744	151,991

46

*	Volt Information Sciences, Inc.	18,900	144,585
	VSE Corp.	2,000	65,580
#	W.W. Grainger, Inc.	5,100	400,707
	Wabash National Corp.	27,080	164,646
#	Wabtec Corp.	12,100	481,096
	Walter Industries, Inc.	11,300	437,875
* #	Waste Connections, Inc.	21,050	712,543
#	Waste Management, Inc.	14,500	452,835
#	Watsco, Inc. Class A	10,800	443,772
	Watsco, Inc. Class B	1,200	48,000
	Watson Wyatt Worldwide, Inc.	5,900	250,573
#	Watts Water Technologies, Inc.	28,100	742,683
*	WCA Waste Corp.	8,400	27,300
	Werner Enterprises, Inc.	53,200	1,043,784
*	WESCO International, Inc.	3,588	71,329
*	Westaff, Inc.	6,600	2,640
#	Western Refining, Inc.	11,600	77,372
*	Willdan Group, Inc.	5,114	11,276
*	Willis Lease Finance Corp.	6,065	77,268
	Woodward Governor Co.	11,200	359,520
* #	Xenonics Holdings, Inc.	2,000	1,070
* #	YRC Worldwide, Inc.	37,796	173,106
Total Industrials			119,347,886

Information Technology — (10.2%)
*	3Com Corp.	133,996	365,809
*	Acacia Research	4,500	11,610
*	Access Integrated Technologies, Inc.	11,721	13,948
*	ACI Worldwide, Inc.	11,752	161,002
*	Actel Corp.	19,587	236,807
*	ActivIdentity Corp.	38,876	77,752
*	Activision Blizzard, Inc.	13,400	166,964
*	Actuate Corp.	42,252	119,996
#	Acxiom Corp.	21,190	166,553
*	Adaptec, Inc.	112,868	362,306
* #	ADC Telecommunications, Inc.	32,400	205,416
*	ADDvantage Technologies Group, Inc.	3,600	7,308
*	Adept Technology, Inc.	2,200	12,584
#	Adtran, Inc.	11,400	173,280
*	Advanced Analogic Technologies, Inc.	18,777	56,519
*	Advanced Energy Industries, Inc.	29,536	315,149
* #	Advanced Micro Devices, Inc.	126,500	442,750
*	Advanced Photonix, Inc.	8,900	10,680
* #	Advent Software, Inc.	2,600	48,724
*	Aehr Test Systems	2,692	7,376
*	Aetrium, Inc.	3,800	8,322
* #	Affiliated Computer Services, Inc. Class A	3,000	123,000
*	Agilent Technologies, Inc.	10,400	230,776
	Agilysys, Inc.	17,000	68,340
*	Airspan Networks, Inc.	17,100	4,788
*	Akamai Technologies, Inc.	4,900	70,462
* #	Alliance Data Systems Corp.	2,000	100,320
#	Altera Corp.	12,700	220,345
* #	American Commercial Lines, Inc.	4,500	33,435
	American Software, Inc. Class A	9,681	44,049

47

*	Amkor Technology, Inc.	15,400	62,524
*	Amtech Systems, Inc.	6,400	41,024
* #	Anadigics, Inc.	10,800	19,008
	Analog Devices, Inc.	9,100	194,376
*	Anaren, Inc.	7,180	89,391
* #	Anixter International, Inc.	10,900	366,349
*	Ansys, Inc.	15,340	439,184
	Applied Materials, Inc.	31,600	407,956
*	Applied Micro Circuits Corp.	29,136	148,885
* #	Ariba, Inc.	28,741	307,529
*	Arris Group, Inc.	79,716	550,838
*	Arrow Electronics, Inc.	98,130	1,712,369
*	Art Technology Group, Inc.	43,200	84,240
*	Aruba Networks, Inc.	6,542	20,346
*	Aspen Technology, Inc.	9,500	74,385
	Astro-Med, Inc.	3,200	22,592
*	Asyst Technologies, Inc.	20,100	12,663
*	Atheros Communications	6,300	113,211
	Atlantic Tele-Network, Inc.	10,394	252,886
* #	Atmel Corp.	102,100	423,715
*	ATMI, Inc.	21,700	263,872
*	Authentidate Holding Corp.	4,472	1,699
*	Autobytel, Inc.	17,371	13,549
* #	Avid Technology, Inc.	32,400	480,492
*	Aviza Technology, Inc.	8,635	1,295
*	Avnet, Inc.	93,350	1,562,679
*	Avocent Corp.	39,400	591,788
#	AVX Corp.	135,479	1,222,021
*	Aware, Inc.	15,625	35,156
*	Axcelis Technologies, Inc.	42,000	18,480
*	AXT, Inc.	18,620	29,606
* #	Bankrate, Inc.	3,900	128,349
* #	BearingPoint, Inc.	44,600	9,812
	Bel Fuse, Inc. Class A	1,500	31,230
	Bel Fuse, Inc. Class B	7,515	163,076
*	Bell Microproducts, Inc.	7,100	6,390
*	Benchmark Electronics, Inc.	65,918	790,357
*	BigBand Networks, Inc.	1,647	6,094
	Black Box Corp.	13,615	414,032
	Blackbaud, Inc.	3,300	50,160
*	Blackboard, Inc.	2,900	70,992
* #	Blue Coat Systems, Inc.	9,806	132,381
* #	BMC Software, Inc.	2,200	56,804
*	Bookham, Inc.	50,322	27,174
* #	Borland Software Corp.	34,500	51,750
*	Bottomline Technologies, Inc.	20,200	159,176
*	Brightpoint, Inc.	32,295	186,019
	Broadridge Financial Solutions, Inc.	5,065	61,287
*	Brocade Communications Systems, Inc.	40,850	154,005
*	Brooks Automation, Inc.	28,980	198,513
*	BSQUARE Corp.	2,100	5,964
	CA, Inc.	17,300	307,940
* #	Cabot Microelectronics Corp.	18,800	540,124
*	CACI International, Inc. Class A	20,220	832,660
* #	Cadence Design Systems, Inc.	9,200	37,444

48

*	CalAmp Corp.	8,500	6,630
*	California Micro Devices Corp.	20,771	49,227
*	Callidus Software, Inc.	19,786	66,877
*	CallWave, Inc.	15,767	17,186
*	Cascade Microtech, Inc.	9,176	29,363
	Cass Information Systems, Inc.	2,345	81,489
*	Catapult Communications Corp.	5,700	24,339
*	CEVA, Inc.	17,636	149,906
*	Checkpoint Systems, Inc.	25,400	320,294
*	Cherokee International Corp.	3,800	11,172
*	Chordiant Software, Inc.	17,206	57,124
*	Chyron International Corp.	3,687	7,890
*	Ciber, Inc.	5,000	27,000
* #	Ciena Corp.	6,414	61,639
*	Ciprico, Inc.	2,392	24
*	Cirrus Logic, Inc.	44,300	254,282
*	Citrix Systems, Inc.	4,300	110,811
*	Cogent, Inc.	32,113	293,513
#	Cognex Corp.	28,647	458,925
*	Coherent, Inc.	9,359	236,783
	Cohu, Inc.	14,888	210,516
* #	CommScope, Inc.	21,196	311,793
	Communications Systems, Inc.	4,064	32,512
*	CommVault Systems, Inc.	1,915	20,491
*	Computer Sciences Corp.	75,645	2,281,453
*	Compuware Corp.	54,100	345,158
*	Comtech Telecommunications Corp.	8,646	418,639
* #	Concur Technologies, Inc.	4,100	103,443
*	Conexant Systems, Inc.	9,647	14,953
* #	Convera Corp.	15,672	5,172
*	Convergys Corp.	101,500	780,535
*	CPI International, Inc.	12,294	121,219
*	Cray, Inc.	7,417	23,289
* #	Cree, Inc.	23,870	468,568
*	CSG Systems International, Inc.	13,500	224,505
*	CSP, Inc.	3,001	11,179
	CTS Corp.	3,700	25,863
*	CyberOptics Corp.	6,236	48,267
*	CyberSource Corp.	20,076	243,923
* #	Cymer, Inc.	19,639	480,566
*	Cypress Semiconductor Corp.	19,286	96,623
#	Daktronics, Inc.	5,832	58,087
*	Datalink Corp.	3,946	12,154
	Dataram Corp.	5,000	6,400
*	DDi Corp.	7,196	32,238
*	DealerTrack Holdings, Inc.	7,664	82,235
	Diebold, Inc.	10,200	303,144
*	Digi International, Inc.	21,689	222,095
*	Digimarc Corp.	2,634	26,340
* #	Digital River, Inc.	10,261	254,268
*	Diodes, Inc.	12,000	118,560
*	Ditech Networks, Inc.	13,100	10,873
*	DivX, Inc.	1,957	13,660
* #	Dolby Laboratories, Inc.	1,000	31,570
*	Dot Hill Systems Corp.	32,296	38,432

49

*	Double-Take Software, Inc.	9,723	71,950
*	DSP Group, Inc.	14,000	88,200
* #	DST Systems, Inc.	3,000	121,740
* #	DTS, Inc.	8,996	185,767
*	Dycom Industries, Inc.	24,988	221,893
*	Dynamics Research Corp.	8,100	62,370
*	EarthLink, Inc.	48,424	334,126
*	eBay, Inc.	33,400	510,018
*	Echelon Corp.	18,245	148,332
*	EDCI Holdings, Inc.	2,070	6,521
*	EDGAR Online, Inc.	2,700	4,023
*	Edgewater Technology, Inc.	4,279	9,200
*	EFJohnson Technologies, Inc.	11,084	21,060
*	Elecsys Corp.	1,496	7,405
*	Electro Scientific Industries, Inc.	13,400	112,158
*	Electroglas, Inc.	8,118	5,358
*	Electronic Arts, Inc.	14,800	337,144
*	Electronics for Imaging, Inc.	39,785	421,721
* #	Elixir Gaming Technologies, Inc.	24,400	3,416
*	eLoyalty Corp.	906	2,945
*	EMC Corp.	58,000	683,240
* #	EMCORE Corp.	22,900	81,524
*	EMS Technologies, Inc.	11,300	236,170
*	Emulex Corp.	35,341	335,740
*	Endwave Corp.	5,400	17,820
*	Entegris, Inc.	75,600	203,364
*	Entorian Technologies, Inc.	21,692	11,063
*	Entrust, Inc.	36,855	51,597
*	Epicor Software Corp.	20,300	143,115
*	EPIQ Systems, Inc.	29,871	405,947
* #	Equinix, Inc.	1,400	87,388
*	Euronet Worldwide, Inc.	39,419	469,874
*	Evans & Sutherland Computer Corp.	826	673
*	Exar Corp.	3,500	23,380
*	Extreme Networks, Inc.	72,206	132,859
*	F5 Networks, Inc.	3,400	84,388
#	FactSet Research Systems, Inc.	1,700	65,943
	Fair Isaac Corp.	21,163	329,931
*	Fairchild Semiconductor Corp. Class A	48,659	276,383
* #	FalconStor Software, Inc.	14,700	44,247
* #	Faro Technologies, Inc.	7,400	112,258
*	FEI Co.	17,931	376,730
	Fidelity National Information Services, Inc.	110,408	1,666,057
* #	Finisar Corp.	28,400	17,324
* #	Fiserv, Inc.	6,600	220,176
*	FLIR Systems, Inc.	7,320	234,972
*	FormFactor, Inc.	22,049	384,094
*	Forrester Research, Inc.	9,817	275,367
*	FortuNet, Inc.	4,700	19,223
*	Foundry Networks, Inc.	50,600	751,410
	Frequency Electronics, Inc.	6,800	29,308
*	FSI International, Inc.	8,700	4,263
* #	Gartner Group, Inc.	3,700	68,080
*	Gerber Scientific, Inc.	12,480	59,654
	Gevity HR, Inc.	18,500	63,085

50

	Global Payments, Inc.	6,800	275,468
*	Globecomm Systems, Inc.	17,663	139,184
*	Goldleaf Financial Solutions, Inc.	7,800	7,410
*	GSE Systems, Inc.	2,558	15,348
*	GSI Technology, Inc.	3,931	13,759
*	GTSI Corp.	4,675	27,162
*	Guidance Software, Inc.	4,616	13,156
*	Hackett Group, Inc.	28,871	86,036
*	Harmonic, Inc.	37,268	264,975
	Harris Corp.	6,200	222,890
* #	Harris Stratex Networks, Inc. Class A	21,616	143,314
*	Hauppauge Digital, Inc.	4,603	5,201
#	Heartland Payment Systems, Inc.	5,500	95,755
*	Hewitt Associates, Inc. Class A	5,600	156,184
	Hewlett-Packard Co.	29,900	1,144,572
*	hi/fn, inc.	5,684	15,063
* #	Hittite Microwave Corp.	2,400	78,648
* #	Hughes Communications, Inc.	2,050	33,313
*	Hutchinson Technology, Inc.	20,560	140,630
*	Hypercom Corp.	49,100	95,745
*	I.D. Systems, Inc.	6,974	37,869
* #	i2 Technologies, Inc.	2,800	39,900
*	IAC/InterActiveCorp	52,119	873,514
* #	iBasis, Inc.	10,000	22,100
*	iGATE Capital Corp.	38,663	262,522
*	iGo, Inc.	11,440	11,669
*	Ikanos Communications, Inc.	23,091	34,867
* #	ImageWare Systems, Inc.	1,700	510
*	I-many, Inc.	8,545	1,538
#	Imation Corp.	29,693	365,818
	Imergent, Inc.	3,900	28,470
*	Immersion Corp.	26,776	138,700
*	InFocus Corp.	2,100	1,869
	infoGROUP, Inc.	49,900	222,554
*	Informatica Corp.	9,984	140,275
	InfoSpace, Inc.	33,125	283,881
*	Ingram Micro, Inc.	146,989	1,959,363
*	Innodata Isogen, Inc.	6,800	11,152
*	Innovex, Inc.	399	72
*	Insight Enterprises, Inc.	40,161	390,767
	Integral Systems, Inc.	17,600	432,432
*	Integrated Device Technology, Inc.	102,649	652,848
*	Integrated Silicon Solution, Inc.	18,593	33,653
	Intel Corp.	96,990	1,551,840
*	Intelli-Check, Inc.	1,800	4,140
*	Intelligent Systems Corp.	1,620	2,754
*	Interactive Intelligence, Inc.	4,327	31,803
* #	Intermec, Inc.	27,547	357,285
* #	Internap Network Services Corp.	20,281	58,004
*	International Rectifier Corp.	47,800	738,032
* #	Internet Brands, Inc.	1,200	7,788
*	Internet Capital Group, Inc.	17,959	102,725
*	Interphase Corp.	3,400	7,480
	Intersil Corp.	94,425	1,292,678
*	Interwoven, Inc.	38,568	486,342

51

*	Intest Corp.	3,502	2,732
*	Intevac, Inc.	18,500	143,930
*	IntriCon Corp.	1,700	8,925
*	Intuit, Inc.	8,000	200,480
*	INX, Inc.	3,489	19,957
*	iPass, Inc.	61,100	116,090
*	iPCS, Inc.	1,400	22,848
* #	Iron Mountain, Inc.	13,300	322,924
*	Isilon Systems, Inc.	2,200	7,524
* #	Iteris, Inc.	20,000	29,800
* #	Itron, Inc.	2,800	135,744
*	Ixia	45,900	305,694
	IXYS Corp.	26,222	208,203
*	j2 Global Communications, Inc.	4,415	71,170
	Jabil Circuit, Inc.	129,704	1,090,811
	Jack Henry & Associates, Inc.	7,540	143,335
*	Jaco Electronics, Inc.	1,300	1,157
*	JDA Software Group, Inc.	18,100	258,468
*	JDS Uniphase Corp.	142,537	778,252
*	Juniper Networks, Inc.	18,250	342,005
*	Jupitermedia Corp.	16,164	9,131
	Keithley Instruments, Inc.	10,700	45,475
* #	Kemet Corp.	8,400	4,956
*	Key Tronic Corp.	5,025	7,940
*	Keynote Systems, Inc.	8,468	82,986
#	KLA-Tencor Corp.	6,800	158,100
*	Kopin Corp.	57,739	133,954
*	Kowabunga!, Inc.	21,000	2,940
*	Kratos Defense & Security Solutions, Inc.	52,804	78,150
*	Kulicke & Soffa Industries, Inc.	30,253	88,944
*	KVH Industries, Inc.	10,430	61,120
* #	L-1 Identity Solutions, Inc.	65,367	536,009
* #	Lam Research Corp.	3,100	69,316
*	LaserCard Corp.	2,900	14,935
*	Lattice Semiconductor Corp.	97,000	182,360
*	Lawson Software, Inc.	92,343	491,265
*	Leadis Technolgies, Inc.	21,530	14,425
*	LeCroy Corp.	10,051	49,953
	Lender Processing Services, Inc.	6,804	156,968
*	Lexmark International, Inc.	12,600	325,458
#	Linear Technology Corp.	6,540	148,327
*	Lionbridge Technologies, Inc.	40,400	70,296
*	Littlefuse, Inc.	12,944	241,535
*	Logility, Inc.	2,814	14,914
*	LoJack Corp.	9,603	41,965
*	LookSmart, Ltd.	15,240	26,365
*	Loral Space & Communications, Inc.	8,849	101,764
*	LSI Corp.	63,348	243,890
*	LTX-Credence Corp.	74,478	46,176
*	Lumera Corp.	7,200	2,520
* #	Luna Innovations, Inc.	3,800	9,994
*	Macrovision Solutions Corp.	32,369	358,649
*	Magma Design Automation, Inc.	8,700	22,707
*	Management Network Group, Inc.	22,706	19,300
* #	Manhattan Associates, Inc.	6,200	104,222

52

*	ManTech International Corp. Class A	7,600	409,944
#	Marchex, Inc. Class B	13,300	102,144
*	Mastec, Inc.	23,396	204,013
*	Mastech Holdings, Inc.	2,114	3,277
*	Mattson Technology, Inc.	50,900	133,358
	Maximus, Inc.	11,710	374,017
*	Maxwell Technologies, Inc.	7,100	64,397
*	McAfee, Inc.	10,800	351,540
*	Measurement Specialties, Inc.	4,821	51,488
* #	Mentor Graphics Corp.	56,760	416,618
*	Mercury Computer Systems, Inc.	17,600	126,368
*	Merix Corp.	13,316	7,590
	Mesa Laboratories, Inc.	2,250	40,500
*	Metavante Technologies, Inc.	13,006	218,111
	Methode Electronics, Inc.	31,620	239,996
	Micrel, Inc.	21,370	157,070
#	Microchip Technology, Inc.	4,900	120,687
*	Micron Technology, Inc.	223,095	1,050,777
*	Micros Systems, Inc.	2,800	47,684
* #	Microsemi Corp.	11,926	259,271
*	MicroStrategy, Inc.	700	27,559
*	Microtune, Inc.	20,797	51,993
* #	Midway Games, Inc.	20,289	18,057
*	Mindspeed Technologies, Inc.	2,713	3,934
*	MIPS Technologies, Inc.	26,982	75,280
*	MIVA, Inc.	12,918	5,038
*	MKS Instruments, Inc.	43,558	808,001
	Mocon, Inc.	3,646	30,991
*	ModusLink Global Solutions, Inc.	22,300	123,988
#	Molex, Inc.	5,100	73,491
	Molex, Inc. Class A	25,417	326,354
	MoneyGram International, Inc.	11,500	12,420
* #	Monolithic Power Systems	7,200	122,328
* #	MoSys, Inc.	25,232	95,882
	Motorola, Inc.	49,570	266,191
*	MPS Group, Inc.	46,400	361,456
* #	MRV Communications, Inc.	63,791	47,199
*	MSC.Software Corp.	36,850	316,910
#	MTS Systems Corp.	3,200	103,936
*	Multi-Fineline Electronix, Inc.	20,095	234,710
*	Nanometrics, Inc.	11,900	14,637
*	Napco Security Systems, Inc.	9,405	19,186
	National Instruments Corp.	2,900	73,660
	National Semiconductor Corp.	7,343	96,707
*	NCI, Inc.	4,751	113,074
*	NCR Corp.	17,300	316,244
*	NeoMagic Corp.	3,100	37
*	NetApp, Inc.	3,600	48,708
*	NETGEAR, Inc.	24,525	271,001
* #	NetLogic Microsystems, Inc.	9,100	192,192
*	NetScout Systems, Inc.	26,955	259,307
*	Network Engines, Inc.	10,500	4,305
* #	Network Equipment Technologies, Inc.	27,200	74,256
*	Newport Corp.	11,700	84,123
	NIC, Inc.	20,219	108,576

53

*	NMS Communications Corp.	12,274	1,485
* #	Novatel Wireless, Inc.	9,709	50,584
*	Novell, Inc.	96,499	449,685
*	Novellus Systems, Inc.	26,300	415,540
*	Nu Horizons Electronics Corp.	13,686	25,730
* #	Nuance Communications, Inc.	23,352	213,671
*	NumereX Corp. Class A	2,694	11,584
* #	Nvidia Corp.	5,100	44,676
	O.I. Corp.	1,283	11,624
*	Oculus Innovative Sciences, Inc.	1,800	1,746
* #	Omniture, Inc.	6,269	72,094
*	OmniVision Technologies, Inc.	37,961	307,104
* #	ON Semiconductor Corp.	59,013	301,556
* #	On2 Technologies, Inc.	14,600	3,942
*	Online Resources Corp.	12,648	44,268
*	Onvia, Inc.	1,650	5,610
	Openwave Systems, Inc.	33,587	25,190
*	Oplink Communications, Inc.	21,415	173,890
*	OPNET Technologies, Inc.	15,854	200,236
*	Opnext, Inc.	1,484	5,936
*	Optical Cable Corp.	4,608	21,151
* #	Orbcomm, Inc.	16,784	50,352
*	Orthovita, Inc.	21,700	59,458
*	OSI Systems, Inc.	13,052	150,098
*	Overland Storage, Inc.	2,400	648
* #	OYO Geospace Corp.	1,612	46,216
* #	Palm, Inc.	42,900	171,171
*	PAR Technology Corp.	8,853	43,822
*	Parametric Technology Corp.	10,700	138,993
	Park Electrochemical Corp.	11,600	250,792
* #	ParkerVision, Inc.	2,838	14,218
*	PC Connection, Inc.	22,085	133,393
	PC-Tel, Inc.	14,550	85,409
*	PDF Solutions, Inc.	17,801	53,403
	Pegasystems, Inc.	20,882	273,137
*	Perceptron, Inc.	2,835	12,020
*	Perficient, Inc.	13,165	72,276
*	Performance Technologies, Inc.	8,131	25,287
*	Pericom Semiconductor Corp.	21,237	165,649
*	Perot Systems Corp.	97,300	1,400,147
*	Pervasive Software, Inc.	15,300	63,495
*	Phoenix Technologies, Ltd.	6,909	30,538
*	Photronics, Inc.	17,300	11,937
*	Physicians Formula Holdings, Inc.	880	3,106
*	Pinnacle Data Systems, Inc.	100	65
*	Planar Systems, Inc.	7,691	15,382
	Plantronics, Inc.	39,700	573,268
*	PLATO Learning, Inc.	20,244	34,820
*	Plexus Corp.	26,277	490,329
*	PLX Technology, Inc.	24,044	82,711
*	PMC-Sierra, Inc.	71,200	333,216
* #	Polycom, Inc.	32,625	685,451
*	Power Integrations, Inc.	11,799	247,661
*	Powerwave Technologies, Inc.	97,947	93,050
* #	Presstek, Inc.	32,958	137,764

54

* ●	Price Communications Liquidation Trust	8,600	1,175
* #	Procera Networks, Inc.	2,241	1,838
* #	Progress Software Corp.	16,882	387,273
	QAD, Inc.	19,028	97,043
*	QLogic Corp.	18,800	225,976
#	Quality Systems, Inc.	2,200	84,678
	Qualstar Corp.	6,493	14,350
*	Quantum Corp.	83,600	24,244
*	Quest Software, Inc.	39,204	519,453
*	QuickLogic Corp.	10,700	10,379
*	Rackable Systems, Inc.	13,300	94,829
*	Radiant Systems, Inc.	18,400	96,968
*	RadiSys Corp.	22,074	140,611
*	RAE Systems, Inc.	17,900	25,239
*	Rambus, Inc.	7,200	65,880
*	Ramtron International Corp.	5,678	13,287
*	RealNetworks, Inc.	89,430	382,760
*	Red Hat, Inc.	6,300	83,853
*	Relm Wireless Corp.	5,270	3,531
#	Renaissance Learning, Inc.	6,364	86,805
* #	RF Micro Devices, Inc.	133,440	265,546
*	RF Monolithics, Inc.	4,364	2,313
	Richardson Electronics, Ltd.	10,300	51,706
*	RightNow Technologies, Inc.	8,400	55,272
*	Rimage Corp.	6,781	99,952
*	Rofin-Sinar Technologies, Inc.	10,000	222,900
*	Rogers Corp.	11,700	352,170
*	Rudolph Technologies, Inc.	26,557	88,966
*	S1 Corp.	33,065	207,318
*	Saba Software, Inc.	17,004	27,887
*	Safeguard Scientifics, Inc.	39,500	31,205
*	Sandisk Corp.	14,006	124,513
*	Sanmina-SCI Corp.	231,149	173,362
*	Sapient Corp.	17,424	95,658
* #	SAVVIS, Inc.	3,000	25,800
*	ScanSource, Inc.	13,106	260,023
*	Scientific Learning Corp.	2,910	6,809
*	SCM Microsystems, Inc.	6,800	13,532
*	SeaChange International, Inc.	21,314	162,839
*	Secure Computing Corp.	47,081	266,478
*	Semitool, Inc.	27,215	160,841
*	Semtech Corp.	28,217	341,990
*	SI International, Inc.	7,138	205,574
* #	Sigma Designs, Inc.	4,659	51,668
*	Silicon Image, Inc.	34,882	159,411
* #	Silicon Laboratories, Inc.	15,400	399,784
*	Silicon Storage Technology, Inc.	67,126	211,447
*	Simulations Plus, Inc.	1,800	2,160
* #	SiRF Technology Holdings, Inc.	35,600	33,464
*	Skyworks Solutions, Inc.	103,599	738,661
*	SM&A	7,202	39,611
*	Smith Micro Software, Inc.	34,480	215,500
*	Soapstone Networks, Inc.	6,100	17,568
* #	SoftBrands, Inc.	5,800	2,900
*	Sonic Foundry, Inc.	3,940	2,049

55

* #	Sonic Solutions, Inc.	17,934	36,585
*	SonicWALL, Inc.	50,381	225,707
* #	Sonus Networks, Inc.	88,727	196,087
*	Sourcefire, Inc.	3,800	24,092
*	SourceForge, Inc.	10,142	10,751
*	Spansion, Inc.	2,400	1,488
*	Spectrum Control, Inc.	6,273	39,081
*	SPSS, Inc.	4,154	97,037
*	SRA International, Inc.	28,348	523,871
*	SRS Labs, Inc.	6,859	35,049
*	Standard Microsystems Corp.	16,134	290,573
	StarTek, Inc.	12,550	41,541
* #	STEC, Inc.	41,117	226,144
* #	Stratasys, Inc.	9,766	117,973
*	SumTotal Systems, Inc.	21,200	68,052
*	Sun Microsystems, Inc.	14,850	68,310
*	Sunair Electronics, Inc.	4,500	9,225
*	SunPower Corp.	2,797	82,819
* #	SunPower Corp. Class A	100	3,906
*	Supertex, Inc.	7,002	168,888
*	SupportSoft, Inc.	39,253	98,133
*	Switch and Data Facilities Co.	7,969	75,068
* #	Sybase, Inc.	15,600	415,428
*	Sycamore Networks, Inc.	232,199	775,545
*	Sykes Enterprises, Inc.	32,700	521,892
*	Symantec Corp.	94,870	1,193,465
*	Symmetricom, Inc.	23,600	105,020
* #	Synaptics, Inc.	9,300	287,277
*	Synchronoss Technologies, Inc.	2,300	17,871
*	SYNNEX Corp.	27,600	425,868
*	Synopsys, Inc.	21,567	394,245
	Syntel, Inc.	4,100	101,967
	Take-Two Interactive Software, Inc.	25,700	304,802
*	Tech Data Corp.	41,587	892,041
	Technitrol, Inc.	25,968	149,835
*	Technology Solutions Co.	524	1,344
*	TechTeam Global, Inc.	7,800	45,630
*	Techwell, Inc.	12,600	110,376
* #	Tekelec	45,094	572,243
* #	TeleCommunication Systems, Inc.	13,800	94,944
*	Telkonet, Inc.	1,232	283
*	Tellabs, Inc.	261,900	1,110,456
*	Telular Corp.	10,600	15,900
*	Teradata Corp.	6,300	96,957
*	Teradyne, Inc.	32,799	167,275
* #	Terremark Worldwide, Inc.	28,080	126,641
*	Tessco Technologies, Inc.	2,329	25,549
* #	Tessera Technologies, Inc.	3,160	54,605
* #	The Knot, Inc.	15,413	106,350
	TheStreet.com, Inc.	3,100	12,214
*	THQ, Inc.	17,100	127,395
*	TIBCO Software, Inc.	128,490	661,724
*	TNS, Inc.	5,458	77,394
*	Tollgrade Communications, Inc.	10,035	44,154
	Total System Services, Inc.	13,700	188,238

56

*	Track Data Corp.	2,153	3,499
*	Transact Technologies, Inc.	5,540	38,780
* #	Transwitch Corp.	9,862	4,142
*	Travelzoo, Inc.	2,100	9,282
*	Trident Microsystems, Inc.	4,400	7,964
*	Trimble Navigation, Ltd.	7,680	157,978
	Trio-Tech International	400	900
*	Triquint Semiconductor, Inc.	89,598	401,399
	TSR, Inc.	1,444	2,888
*	TTM Technologies, Inc.	37,161	266,073
* #	Tyler Technologies, Inc.	19,195	260,860
*	Ultimate Software Group, Inc.	3,700	49,321
*	Ultra Clean Holdings, Inc.	16,822	50,802
*	Ultratech, Inc.	18,000	271,440
*	Unica Corp.	13,120	67,830
* #	Unisys Corp.	20,400	31,008
	United Online, Inc.	56,904	421,090
* #	Universal Display Corp.	7,700	83,314
*	UTStarcom, Inc.	50,800	120,904
*	ValueClick, Inc.	13,100	96,940
* #	Varian Semiconductor Equipment Associates, Inc.	4,800	94,176
*	Veeco Instruments, Inc.	24,646	190,760
*	VeriFone Holdings, Inc.	4,805	54,585
*	VeriSign, Inc.	9,700	205,640
*	Viasat, Inc.	19,026	346,654
*	Vicon Industries, Inc.	1,600	7,520
*	Video Display Corp.	4,795	39,703
*	Vignette Corp.	11,000	89,320
*	Virage Logic Corp.	15,382	69,527
*	Vishay Intertechnology, Inc.	73,517	316,858
* #	Vocus, Inc.	2,948	49,615
*	Volterra Semiconductor Corp.	9,300	87,792
* #	Wave Systems Corp. Class A	4,700	1,927
	Wayside Technology Group, Inc.	975	5,616
*	Web.com Group, Inc.	24,553	120,555
*	Websense, Inc.	5,400	105,408
*	Westell Technologies, Inc.	24,650	7,812
*	Western Digital Corp.	9,700	160,050
*	White Electronics Designs Corp.	6,450	25,736
*	Wind River Systems, Inc.	28,900	252,586
*	Winland Electronics, Inc.	400	220
*	Wireless Ronin Technologies, Inc.	8,231	12,840
*	Wireless Telecom Group, Inc.	12,500	7,375
*	Wireless Xcessories Group, Inc.	1,600	1,440
*	WPCS International, Inc.	2,800	8,400
*	Wright Express Corp.	3,400	46,546
	Xerox Corp.	341,520	2,738,990
	Xilinx, Inc.	10,880	200,410
* #	X-Rite, Inc.	18,592	59,866
*	Yahoo!, Inc.	25,825	331,077
*	Zebra Technologies Corp. Class A	4,400	89,056
*	ZILOG, Inc.	7,400	21,016
* #	Zix Corp.	10,200	18,258
*	Zones, Inc.	300	2,433
*	Zoran Corp.	33,600	273,504
*	Zygo Corp.	11,480	98,613
Total Information Technology			105,103,307

57

Materials — (3.9%)
	A. Schulman, Inc.	4,300	77,013
	A.M. Castle & Co.	18,500	225,145
*	AEP Industries, Inc.	2,434	47,633
	Air Products & Chemicals, Inc.	5,600	325,528
#	Airgas, Inc.	5,200	199,472
	AK Steel Holding Corp.	5,220	72,662
#	Albemarle Corp.	14,600	355,510
	Alcoa, Inc.	42,900	493,779
#	Allegheny Technologies, Inc.	3,900	103,506
#	AMCOL International Corp.	11,600	284,548
*	American Pacific Corp.	3,972	45,877
#	American Vanguard Corp.	13,313	194,769
* #	Amerigon, Inc.	1,300	6,240
#	AptarGroup, Inc.	9,600	291,072
	Arch Chemicals, Inc.	16,300	462,431
* #	Arrowhead Research Corp.	4,200	5,124
	Ashland, Inc.	51,100	1,154,349
	Balchem Corp.	5,975	152,721
	Ball Corp.	8,100	277,020
* #	Basin Water, Inc.	10,293	7,308
	Bemis Co., Inc.	34,000	844,560
*	Brush Engineered Materials, Inc.	13,400	164,418
*	Buckeye Technologies, Inc.	11,277	66,422
	Cabot Corp.	9,600	253,920
	Calgon Carbon Corp.	14,300	190,476
*	Caraustar Industries, Inc.	2,500	903
	Carpenter Technology Corp.	8,000	144,800
#	Celanese Corp. Class A	2,400	33,264
* #	Century Aluminum Co.	8,700	109,359
	CF Industries Holdings, Inc.	1,500	96,285
	Chemtura Corp.	193,100	334,063
	Chesapeake Corp.	5,400	248
#	Cliffs Natural Resources, Inc.	9,400	253,706
* #	Coeur d’Alene Mines Corp.	357,500	257,400
	Commercial Metals Co.	41,870	464,757
	Compass Minerals International, Inc.	4,600	252,678
*	Constar International, Inc.	2,000	820
*	Core Molding Technologies, Inc.	3,400	11,050
*	Crown Holdings, Inc.	7,500	151,350
	Cytec Industries, Inc.	33,630	952,402
	Deltic Timber Corp.	8,200	373,510
	Dow Chemical Co.	19,944	531,906
	du Pont (E.I.) de Nemours & Co.	8,400	268,800
#	Eagle Materials, Inc.	18,200	322,322
	Eastman Chemical Co.	4,700	189,833
#	Empire Resources, Inc.	7,000	16,100
	Ferro Corp.	33,500	518,580
*	Flight Safety Technologies, Inc.	1,800	378
* #	Flotek Industries, Inc.	3,600	17,820
	FMC Corp.	6,600	287,364
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	200,906

58

	Friedman Industries, Inc.	3,200	16,480
#	General Maritime Corp.	14,525	220,054
* #	General Moly, Inc.	6,565	13,064
#	Georgia Gulf Corp.	16,500	37,950
#	Gibraltar Industries, Inc.	19,950	264,338
*	Graphic Packaging Holding Co.	158,800	293,780
#	Greif, Inc. Class A	6,600	267,828
	Greif, Inc. Class B	2,400	80,616
*	H&E Equipment Services, Inc.	560	3,192
	H.B. Fuller Co.	37,800	667,926
	Hawkins, Inc.	4,365	71,237
*	Haynes International, Inc.	4,000	101,240
* #	Headwaters, Inc.	38,800	411,280
* #	Hecla Mining Co.	25,700	63,993
#	Hercules, Inc.	5,100	85,731
	Huntsman Corp.	9,800	98,980
* #	ICO, Inc.	6,300	28,161
	International Flavors & Fragrances, Inc.	1,100	35,068
	International Paper Co.	135,900	2,340,198
*	ION Geophysical Corp.	22,528	147,784
	Kaiser Aluminum Corp.	12,700	426,212
	KMG Chemicals, Inc.	4,201	17,014
	Koppers Holdings, Inc.	1,300	30,927
	Kronos Worldwide, Inc.	6,936	88,087
*	Landec Corp.	16,548	154,724
#	Louisiana-Pacific Corp.	76,400	366,720
*	LSB Industries, Inc.	6,824	56,093
	Lubrizol Corp.	39,300	1,476,894
#	Martin Marietta Materials, Inc.	800	62,704
*	Material Sciences Corp.	6,500	32,045
*	Maxxam, Inc.	407	5,495
	MeadWestavco Corp.	90,900	1,275,327
* #	Metalico, Inc.	20,500	65,600
	Minerals Technologies, Inc.	12,600	715,176
* #	Mines Management, Inc.	10,800	7,776
*	Mod-Pac Corp.	1,500	4,425
	Myers Industries, Inc.	15,806	167,069
	Nalco Holding Co.	46,700	659,404
*	Nanophase Technologies Corp.	2,900	4,060
	Neenah Paper, Inc.	12,100	109,263
	NewMarket Corp.	6,600	248,754
	Newmont Mining Corp.	9,400	247,596
	NL Industries, Inc.	31,013	427,359
	NN, Inc.	9,949	71,732
*	Northern Technologies International Corp.	1,100	11,385
* #	Northwest Pipe Co.	5,315	152,700
	Nucor Corp.	5,300	214,703
	Olin Corp.	25,500	463,080
	Olympic Steel, Inc.	1,400	32,004
*	OM Group, Inc.	19,600	418,264
*	OMNOVA Solutions, Inc.	8,300	10,209
*	Owens-Illinois, Inc.	4,080	93,350
	P.H. Glatfelter Co.	8,043	82,923
	Packaging Corp. of America	17,000	286,110
*	Pactiv Corp.	10,900	256,804

59

* #	Patriot Coal Corp.	1,360	21,529
	Penford Corp.	7,621	98,082
*	PolyOne Corp.	90,002	427,510
	PPG Industries, Inc.	3,500	173,530
	Quaker Chemical Corp.	8,600	164,518
*	Ready Mix, Inc.	1,400	3,304
	Reliance Steel & Aluminum Co.	12,700	318,008
*	Rock of Ages Corp.	2,118	6,354
	Rock-Tenn Co. Class A	30,000	912,300
*	Rockwood Holdings, Inc.	24,300	300,105
#	Rohm & Haas Co.	10,100	710,535
*	Rosetta Resources, Inc.	41,857	441,591
#	Royal Gold, Inc.	14,798	426,626
#	RPM International, Inc.	29,500	418,900
*	RTI International Metals, Inc.	5,000	78,950
#	Schnitzer Steel Industries, Inc. Class A	10,600	285,458
	Schweitzer-Maudoit International, Inc.	15,688	262,303
	Sealed Air Corp.	19,500	329,940
	Sensient Technologies Corp.	23,954	604,359
	Sigma-Aldrich Corp.	3,257	142,852
	Silgan Holdings, Inc.	2,400	111,696
*	Smurfit-Stone Container Corp.	167,616	226,282
*	Solitario Exploration & Royalty Corp.	1,300	2,574
	Sonoco Products Co.	29,740	748,853
	Spartech Corp.	14,374	91,419
	Steel Dynamics, Inc.	11,680	139,226
	Stepan Co.	6,124	219,423
* #	Stillwater Mining Co.	60,800	240,768
*	Symyx Technologies, Inc.	6,196	27,324
#	Synalloy Corp.	1,526	11,445
#	Temple-Inland, Inc.	103,700	614,941
	Terra Industries, Inc.	11,000	241,890
#	Texas Industries, Inc.	14,200	449,146
	The Scotts Miracle-Gro Co. Class A	4,300	112,316
#	Titanium Metals Corp.	7,026	65,412
	Tronox, Inc. Class A	1,700	230
	Tronox, Inc. Class B	181	25
*	U.S. Concrete, Inc.	21,531	67,823
* #	U.S. Gold Corp.	36,032	25,222
* #	United States Lime & Minerals, Inc.	2,700	68,850
#	United States Steel Corp.	4,200	154,896
*	Universal Stainless & Alloy Products, Inc.	4,480	82,566
#	Valhi, Inc.	8,900	127,448
	Valspar Corp.	74,200	1,517,390
#	Vulcan Materials Co.	3,693	200,456
*	W.R. Grace & Co.	2,800	25,228
	Wausau Paper Corp.	37,261	345,037
#	Westlake Chemical Corp.	39,136	713,449
	Weyerhaeuser Co.	25,934	991,197
	Worthington Industries, Inc.	59,480	717,924
	Zep, Inc.	2,450	51,573
* #	Zoltek Companies, Inc.	3,700	43,623
Total Materials			40,645,401

60

Other — (0.0%)
* ●	MAIR Holdings, Inc. Escrow Shares	3,915	4,581
* ●	Tripos Escrow Shares	67	6
Total Other			4,587

Telecommunication Services — (2.0%)
#	Alaska Communications Systems Group, Inc.	9,300	86,862
* #	American Tower Corp.	300	9,693
	Arbinet-thexchange, Inc.	19,135	55,492
	AT&T, Inc.	270,720	7,247,174
* #	Cbeyond, Inc.	4,794	57,624
* #	Centennial Communications Corp.	24,120	85,867
	CenturyTel, Inc.	64,100	1,609,551
*	Cincinnati Bell, Inc.	48,693	116,376
*	Clear Channel Outdoor Holdings, Inc.	1,900	11,856
* #	Cogent Communications Group, Inc.	8,200	39,196
	Consolidated Communications Holdings, Inc.	23,789	245,027
*	Crown Castle International Corp.	17,000	359,890
	D&E Communications, Inc.	10,516	73,612
	Embarq Corp.	115	3,450
#	FairPoint Communications, Inc.	16,430	65,391
* #	FiberTower Corp.	10,600	7,738
	Frontier Communications Corp.	13,337	101,495
*	General Communications, Inc. Class A	35,354	271,519
	Hickory Tech Corp.	5,775	36,094
* #	ICO Global Communications (Holdings), Ltd.	33,000	54,120
	IDT Corp. Class B	13,800	14,214
#	Iowa Telecommunications Services, Inc.	6,900	104,328
*	LCC International, Inc. Class A	12,139	182
* #	Leap Wireless International, Inc.	23,161	649,434
* #	Level 3 Communications, Inc.	27,575	28,954
* #	NeuStar, Inc.	2,100	41,370
*	Nexstar Broadcasting Group, Inc.	3,092	3,679
* #	NextWave Wireless, Inc.	52,359	14,661
*	NTELOS Holdings Corp.	1,029	26,754
*	Occam Networks, Inc.	13,724	38,564
*	PAETEC Holding Corp.	8,900	8,010
*	Point.360	2,600	3,406
*	Premiere Global Services, Inc.	26,774	266,401
#	Regal Entertainment Group	5,200	66,768
* #	SBA Communications Corp.	3,000	62,970
	Shenandoah Telecommunications Co.	10,872	260,602
*	Spark Networks, Inc.	4,900	14,798
	Sprint Nextel Corp.	310,200	970,926
	SureWest Communications	10,629	187,814
*	Syniverse Holdings, Inc.	33,870	636,756
	Telephone & Data Systems, Inc.	24,324	653,099
	Telephone & Data Systems, Inc. Special Shares	5,927	162,400
*	Terrestar Corp.	42,800	34,668
* #	tw telecom, inc.	3,700	26,196
*	United States Cellular Corp.	17,919	686,477
* #	USA Mobility, Inc.	16,446	158,704
	Verizon Communications, Inc.	150,079	4,452,844
	Warwick Valley Telephone Co.	3,125	25,781
	Windstream Corp.	35,717	268,235
*	Xeta Corp.	4,300	7,310
Total Telecommunication Services			20,414,332

61

Utilities — (1.2%)
#	AGL Resources, Inc.	5,600	170,240
#	ALLETE, Inc.	5,500	192,500
	Alliant Energy Corp.	700	20,566
	American States Water Co.	2,800	95,788
#	Aqua America, Inc.	5,300	95,400
	Artesian Resources Corp. Class A	498	7,186
	Atmos Energy Corp.	6,600	160,182
#	Avista Corp.	10,500	208,530
	Black Hills Corp.	7,100	179,275
* #	Cadiz, Inc.	2,459	34,205
#	California Water Service Group	3,700	138,972
	CenterPoint Energy, Inc.	1,100	12,672
	Central Vermont Public Service Corp.	2,094	41,692
#	CH Energy Group, Inc.	2,300	94,829
	Chesapeake Utilities Corp.	2,100	65,604
	Cleco Corp.	9,000	207,090
	CMS Energy Corp.	17,700	181,425
	Connecticut Water Services, Inc.	2,499	66,224
	Delta Natural Gas Co., Inc.	238	5,848
#	DPL, Inc.	4,700	107,207
*	Dynegy, Inc.	202,560	737,318
*	El Paso Electric Co.	8,400	155,568
#	Empire District Electric Co.	6,300	121,023
	Energen Corp.	2,500	83,925
	Energy West, Inc.	300	2,490
* #	Environmental Power Corp.	2,500	1,675
	Florida Public Utilities Co.	800	9,504
	Great Plains Energy, Inc.	8,277	160,905
	Hawaiian Electric Industries, Inc.	7,998	212,907
#	IDACORP, Inc.	8,400	223,944
	Integrys Energy Group, Inc.	3,707	176,453
	ITC Holdings Corp.	5,500	223,190
	Laclede Group, Inc.	4,100	214,512
*	Maine & Maritimes Corp.	1,308	43,164
	MGE Energy, Inc.	4,319	153,886
	Middlesex Water Co.	10,221	176,210
* #	Mirant Corp.	10,500	183,960
	National Fuel Gas Co.	2,800	101,332
#	New Jersey Resources Corp.	8,913	331,920
	Nicor, Inc.	9,700	448,237
	Northeast Utilities, Inc.	5,500	124,080
#	Northwest Natural Gas Co.	4,700	239,136
	NorthWestern Corp.	7,800	152,412
* #	NRG Energy, Inc.	24,400	567,300
	NSTAR	7,800	257,790
	OGE Energy Corp.	7,300	199,290
#	Oneok, Inc.	900	28,710
#	Ormat Technologies, Inc.	9,440	228,070
	Otter Tail Corp.	3,500	82,180
#	Piedmont Natural Gas Co.	5,700	187,644
#	Pinnacle West Capital Corp.	7,400	234,210
#	PNM Resources, Inc.	7,400	72,150

62

	Portland General Electric Co.	8,100	166,212
	Public Service Enterprise Group, Inc.	25,500	717,825
	Puget Energy, Inc.	4,800	112,464
	Questar Corp.	9,200	317,032
*	Reliant Energy, Inc.	47,800	250,950
	RGC Resources, Inc.	200	5,098
	Sierra Pacific Resources	17,100	141,759
	SJW Corp.	14,400	400,320
#	South Jersey Industries, Inc.	5,200	177,164
	Southern Union Co.	10,700	184,254
#	Southwest Gas Corp.	8,500	222,020
	Southwest Water Co.	5,681	45,278
	TECO Energy, Inc.	8,500	98,090
	UGI Corp.	7,800	186,186
	UIL Holdings Corp.	4,366	144,078
	Unisource Energy Corp.	4,200	115,836
	Unitil Corp.	3,751	90,024
	Vectren Corp.	5,893	148,504
	Westar Energy, Inc.	7,200	140,328
	WGL Holdings, Inc.	6,200	199,578
	York Water Co.	1,600	19,200
Total Utilities			12,102,730

TOTAL COMMON STOCKS			839,786,699

RIGHTS/WARRANTS — (0.0%)
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
*	Valley National Bancorp Warrants 06/30/15	106	741
TOTAL RIGHTS/WARRANTS			741

TEMPORARY CASH INVESTMENTS — (1.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,273,369	7,273,369

		Face Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $6,075,000 FNMA 6.50%, 09/01/36, valued at $4,160,073) to be repurchased at $4,097,321	$4,097	4,097,000
TOTAL TEMPORARY CASH INVESTMENTS			11,370,369

		Shares
SECURITIES LENDING COLLATERAL — (17.7%)
§ @	DFA Short Term Investment Fund LP	167,844,450	167,844,450

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $15,821,273 FNMA 7.000%, maturities ranging from 10/01/37 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/11, valued at $15,553,185) to be repurchased at $15,140,683	$15,140	15,140,381

TOTAL SECURITIES LENDING COLLATERAL			182,984,831

TOTAL INVESTMENTS - (100.0%) (Cost $1,440,038,705)			$1,034,142,640

See accompanying Notes to Financial Statements.

63

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (87.3%)
Consumer Discretionary — (11.6%)
*	1-800-FLOWERS.COM, Inc.	4,600	$24,610
*	99 Cents Only Stores	8,100	98,820
*	A.C. Moore Arts & Crafts, Inc.	5,700	15,846
	Aaron Rents, Inc.	8,300	205,757
	Abercrombie & Fitch Co.	200	5,792
	Acme United Corp.	500	5,150
#	Advance Auto Parts, Inc.	2,000	62,400
* #	Aeropostale, Inc.	4,700	113,787
*	AFC Enterprises, Inc.	1,162	5,647
	Aldila, Inc.	1,300	5,590
*	Alloy, Inc.	3,398	17,058
* #	Amazon.com, Inc.	8,200	469,368
	Ambassadors Group, Inc.	1,400	14,616
*	AMDL, Inc.	600	588
	American Axle & Manufacturing Holdings, Inc.	11,700	42,003
	American Eagle Outfitters, Inc.	25,550	284,116
* #	America’s Car-Mart, Inc.	3,200	52,256
	Ameristar Casinos, Inc.	7,000	64,470
*	AnnTaylor Stores Corp.	19,400	243,858
* #	Apollo Group, Inc. Class A	4,000	278,040
	Arbitron, Inc.	2,800	91,224
	Arctic Cat, Inc.	3,028	22,952
	ArvinMeritor, Inc.	14,700	87,024
*	Ascent Media Corp.	2,235	56,523
*	Ashworth, Inc.	1,350	2,470
*	ATC Technology Corp.	4,425	97,040
* #	AutoNation, Inc.	28,100	193,047
*	Autozone, Inc.	2,500	318,225
*	Avatar Holdings, Inc.	2,300	78,085
*	Ballantyne of Omaha, Inc.	1,500	2,700
*	Bally Technologies, Inc.	1,600	35,440
#	Barnes & Noble, Inc.	6,100	115,168
*	Barry (R.G.) Corp.	200	1,032
	Bassett Furniture Industries, Inc.	2,986	13,168
	Beasley Broadcast Group, Inc.	300	447
	Beazer Homes USA, Inc.	8,800	27,896
	Bebe Stores, Inc.	21,603	191,403
*	Bed Bath and Beyond, Inc.	22,200	572,094
	Belo Corp. Class A	14,600	31,098
#	Best Buy Co., Inc.	4,400	117,964
	Big 5 Sporting Goods Corp.	400	2,512
*	Big Lots, Inc.	1,300	31,759
*	BJ’s Restaurants, Inc.	3,800	33,782
	Black & Decker Corp.	8,800	445,456

1

#	Blockbuster, Inc. Class A	9,100	13,832
*	Blockbuster, Inc. Class B	7,900	6,873
* #	Blue Nile, Inc.	600	18,348
*	Bluegreen Corp.	6,200	30,070
	Blyth, Inc.	3,900	33,540
	Bob Evans Farms, Inc.	3,100	64,728
#	Bon-Ton Stores, Inc.	4,000	8,960
	Books-A-Million, Inc.	319	1,005
	Borders Group, Inc.	19,100	64,749
	BorgWarner, Inc.	13,500	303,345
	Boyd Gaming Corp.	4,650	31,620
	Brinker International, Inc.	3,400	31,620
	Brookfield Homes Corp.	7,000	64,120
	Brown Shoe Company, Inc.	5,300	55,862
	Brunswick Corp.	23,700	82,239
	Buckle, Inc.	7,050	185,697
* #	Buffalo Wild Wings, Inc.	800	22,624
*	Build-A-Bear-Workshop, Inc.	2,800	14,560
	Bunge, Ltd.	7,000	268,870
#	Burger King Holdings, Inc.	8,300	165,004
* #	Cabela’s, Inc.	16,600	131,970
	Cablevision Systems New York Group Class A	8,100	143,613
*	Cache, Inc.	1,900	6,821
*	California Pizza Kitchen, Inc.	7,600	74,252
	Callaway Golf Co.	22,100	231,166
	Canterbury Park Holding Corp.	100	690
* #	Capella Education Co.	1,700	80,580
* #	Career Education Corp.	22,450	354,934
* #	CarMax, Inc.	39,760	422,251
	Carmike Cinemas, Inc.	2,900	6,235
#	Carnival Corp.	62,000	1,574,800
*	Carriage Services, Inc.	4,124	9,815
*	Carter’s, Inc.	17,400	369,576
*	Casual Male Retail Group, Inc.	11,641	22,118
	Cato Corp. Class A	5,900	91,568
*	Cavalier Homes, Inc.	3,159	5,023
*	Cavco Industries, Inc.	1,108	37,705
	CBRL Group, Inc.	2,000	39,840
	CBS Corp. Class A	300	2,949
	CBS Corp. Class B	31,400	304,894
*	CEC Entertainment, Inc.	3,900	100,152
	Centex Corp.	16,100	197,225
*	Champion Enterprises, Inc.	10,600	19,822
*	Charlotte Russe Holding, Inc.	4,600	38,870
*	Cheesecake Factory, Inc.	9,500	83,600
* #	Chipotle Mexican Grill, Inc.	300	15,225
*	Chipotle Mexican Grill, Inc. Class B	400	17,108
#	Choice Hotels International, Inc.	2,500	68,350
	Christopher & Banks Corp.	5,700	29,754
	Churchill Downs, Inc.	3,159	119,979
	Cinemark Holdings, Inc.	12,700	105,283
*	Citi Trends, Inc.	3,500	58,555
	CKE Restaurants, Inc.	9,100	77,259
*	Coach, Inc.	14,300	294,580
*	Coinstar, Inc.	8,159	195,734

2

*	Coldwater Creek, Inc.	21,100	75,749
	Collectors Universe, Inc.	1,320	4,897
#	Columbia Sportswear Co.	9,194	338,983
	Comcast Corp. Class A	136,640	2,153,446
	Comcast Corp. Special Class A Non-Voting	81,900	1,262,898
* #	Conn’s, Inc.	6,981	94,593
	Cooper Tire & Rubber Co.	1,300	9,919
* #	Corinthian Colleges, Inc.	20,600	294,168
	Courier Corp.	200	3,482
*	Cox Radio, Inc.	4,300	23,435
	Craftmade International, Inc.	200	382
* #	Crown Media Holdings, Inc.	2,359	7,336
	CSS Industries, Inc.	200	4,440
*	Culp, Inc.	1,786	5,126
*	Cybex International, Inc.	3,598	7,124
#	D.R. Horton, Inc.	43,700	322,506
	Darden Restaurants, Inc.	19,400	430,098
*	Deckers Outdoor Corp.	300	25,458
*	dELiA*s, Inc.	4,969	12,025
*	Design Within Reach, Inc.	1,743	3,503
	DeVry, Inc.	3,000	170,070
*	DG FastChannel, Inc.	4,100	72,611
* #	Dick’s Sporting Goods, Inc.	19,900	304,868
#	Dillards, Inc. Class A	15,400	82,082
#	DineEquity, Inc.	3,700	66,711
*	Discovery Communications, Inc. (25470F104)	22,350	304,854
*	Discovery Communications, Inc. (25470F302)	22,350	297,702
*	DISH Network Corp.	2,200	34,628
	Disney (Walt) Co.	184,592	4,780,933
*	Dixie Group, Inc.	1,338	5,486
*	Dollar Tree, Inc.	9,900	376,398
*	Domino’s Pizza, Inc.	5,500	32,725
	Dover Downs Gaming & Entertainment, Inc.	2,300	11,776
*	DreamWorks Animation SKG, Inc.	11,500	323,150
* #	Drew Industries, Inc.	900	10,890
*	drugstore.com, Inc.	12,964	23,076
* #	DSW, Inc.	5,500	71,115
	E.W. Scripps Co.	2,133	9,918
#	Eastman Kodak Co.	59,229	543,722
*	Eddie Bauer Holdings, Inc.	5,231	17,942
*	Einstein Noah Restaurant Group, Inc.	1,000	8,020
* #	Enova Systems, Inc.	1,500	1,650
*	Entravision Communications Corp.	2,900	5,481
	Ethan Allen Interiors, Inc.	7,640	136,680
	Family Dollar Stores, Inc.	800	21,528
*	Famous Dave’s of America, Inc.	200	838
	Finish Line, Inc. Class A	17,200	164,604
	Fisher Communications, Inc.	1,700	62,730
*	Fleetwood Enterprises, Inc.	3,800	1,558
	Foot Locker, Inc.	22,900	334,798
* #	Ford Motor Co.	59,100	129,429
	Fortune Brands, Inc.	24,200	922,988
* #	Fossil, Inc.	12,900	234,135
*	Franklin Covey Co.	4,000	20,400
*	Franklin Electronic Publishers, Inc.	1,100	1,402

3

	Fred’s, Inc.	12,600	154,350
	Frisch’s Restaurants, Inc.	300	5,130
*	Fuel Systems Solutions, Inc.	3,800	108,110
	Furniture Brands International, Inc.	13,400	76,246
*	GameStop Corp. Class A	2,600	71,214
*	GameTech International, Inc.	1,600	3,776
*	Gaming Partners International Corp.	400	2,716
*	Gander Mountain Co.	4,562	9,261
#	Gannett Co., Inc.	20,600	226,600
#	Gap, Inc.	52,300	676,762
*	Gaylord Entertainment Co.	10,200	218,382
#	General Motors Corp.	4,000	23,120
*	Genesco, Inc.	6,500	161,265
#	Gentex Corp.	20,625	197,794
	Genuine Parts Co.	21,500	846,025
*	G-III Apparel Group, Ltd.	2,400	33,144
*	Goodyear Tire & Rubber Co.	2,600	23,192
	Gray Television, Inc.	1,000	500
*	Great Wolf Resorts, Inc.	1,653	3,124
	Group 1 Automotive, Inc.	4,000	40,200
*	GSI Commerce, Inc.	13,900	143,865
	Guess?, Inc.	2,500	54,425
* #	Gymboree Corp.	2,000	51,720
	H&R Block, Inc.	13,900	274,108
* #	Hanesbrands, Inc.	4,300	75,121
#	Harley-Davidson, Inc.	34,400	842,112
	Harman International Industries, Inc.	12,400	227,788
#	Harte-Hanks, Inc.	13,000	91,260
	Hasbro, Inc.	6,640	193,025
	Haverty Furniture Co., Inc.	5,400	53,136
*	Hawk Corp.	1,900	27,455
*	Hayes Lemmerz International, Inc.	8,500	11,305
	Hearst-Argyle Television, Inc.	15,800	236,684
*	Heelys, Inc.	8,609	30,218
*	Helen of Troy, Ltd.	10,232	184,074
* #	Hibbett Sporting Goods, Inc.	1,400	24,934
	Hillenbrand, Inc.	4,500	85,500
*	Hollywood Media Corp.	5,700	10,944
	Home Depot, Inc.	28,600	674,674
	Hooker Furniture Corp.	1,800	16,398
*	Hot Topic, Inc.	1,800	11,664
*	Hovnanian Enterprises, Inc. Class A	10,300	44,187
*	HSN, Inc.	5,260	32,349
*	Iconix Brand Group, Inc.	7,530	82,002
	Interactive Data Corp.	17,800	419,724
	Interface, Inc. Class A	5,901	41,602
#	International Game Technology	8,600	120,400
	International Speedway Corp. Class A	5,500	172,645
*	Interpublic Group of Companies, Inc.	143,600	745,284
*	Interstate Hotels & Resorts, Inc.	7,100	6,958
*	Interval Leisure Group, Inc.	5,260	38,188
*	iRobot Corp.	3,800	39,216
*	Isle of Capri Casinos, Inc.	4,100	20,869
* #	ITT Educational Services, Inc.	1,300	113,945
	J. Alexander’s Corp.	296	1,436

4

*	J. Crew Group, Inc.	3,300	66,825
	J.C. Penney Co., Inc.	44,070	1,054,154
*	Jack in the Box, Inc.	9,800	196,980
	Jackson Hewitt Tax Service, Inc.	3,300	45,474
*	JAKKS Pacific, Inc.	4,200	93,954
*	Jarden Corp.	25,000	445,000
*	Jo-Ann Stores, Inc.	8,700	166,692
	Johnson Controls, Inc.	45,700	810,261
	Johnson Outdoors, Inc.	300	2,508
	Jones Apparel Group, Inc.	27,200	302,192
* #	Jos. A. Bank Clothiers, Inc.	3,900	99,333
	Journal Communications, Inc. Class A	8,000	20,000
#	KB HOME	19,100	318,779
	Kenneth Cole Productions, Inc. Class A	1,700	22,576
	Kimball International, Inc. Class B	4,636	34,538
*	Knology, Inc.	400	1,936
* #	Kohl’s Corp.	13,800	484,794
*	Kona Grill, Inc.	200	508
* #	Krispy Kreme Doughnuts, Inc.	10,100	27,876
	KSW, Inc.	200	948
	K-Swiss, Inc. Class A	8,400	127,092
	LaCrosse Footwear, Inc.	500	7,150
*	Lakeland Industries, Inc.	1,036	10,287
*	Lakes Entertainment, Inc.	5,885	25,305
* #	Lamar Advertising Co.	3,700	56,129
*	Las Vegas Sands Corp.	2,100	29,799
*	Lazare Kaplan International, Inc.	995	7,164
	La-Z-Boy, Inc.	13,900	80,342
*	LeapFrog Enterprises, Inc.	5,000	33,750
*	Lear Corp.	11,300	22,713
#	Lee Enterprises, Inc.	5,300	13,250
	Leggett & Platt, Inc.	48,400	840,224
	Lennar Corp. Class A	13,400	103,716
	Lennar Corp. Class B	800	4,720
	Libbey, Inc.	3,000	10,980
*	Liberty Global, Inc. Class A	1,100	18,139
*	Liberty Global, Inc. Series C	900	14,544
*	Liberty Media Corp. - Entertainment Class A	36,200	582,820
*	Liberty Media Holding Corp. Capital Class A	19,862	135,260
*	Liberty Media Holding Corp. Interactive Class A	96,243	469,666
*	Liberty Media Holding Corp. Interactive Class B	500	2,430
* #	Life Time Fitness, Inc.	13,500	257,040
	Lifetime Brands, Inc.	611	2,994
#	Limited Brands, Inc.	51,400	615,772
*	Lincoln Educational Services	4,203	60,775
*	Live Nation, Inc.	25,800	290,250
	Liz Claiborne, Inc.	25,040	204,076
* #	LKQ Corp.	33,065	378,264
*	Lodgian, Inc.	1,100	5,610
#	Lowe’s Companies, Inc.	42,150	914,655
*	Luby’s, Inc.	8,800	42,592
	M/I Homes, Inc.	3,672	49,976
	Macy’s, Inc.	51,900	637,851
*	Maidenform Brands, Inc.	700	7,686
	Marine Products Corp.	2,200	13,618

5

	Marriott International, Inc. Class A	14,900	310,963
* #	Martha Stewart Living Omnimedia, Inc.	8,300	43,409
* #	Marvel Entertainment, Inc.	5,600	180,264
	Mattel, Inc.	52,800	793,056
	Matthews International Corp. Class A	4,230	188,785
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,315	16,210
	McDonald’s Corp.	19,700	1,141,221
	McGraw-Hill Companies, Inc.	12,300	330,132
	MDC Holdings, Inc.	14,800	497,724
#	Meredith Corp.	8,800	170,456
*	Meritage Homes Corp.	7,600	104,348
*	Midas, Inc.	1,000	13,030
	Modine Manufacturing Co.	4,800	35,520
* #	Mohawk Industries, Inc.	14,100	682,158
	Monaco Coach Corp.	475	1,045
*	Monarch Casino & Resort, Inc.	1,100	9,801
	Monro Muffler Brake, Inc.	2,927	63,018
*	Morgans Hotel Group	4,700	22,372
* #	Morningstar, Inc.	1,400	52,416
*	Morton’s Restaurant Group, Inc.	4,600	15,916
*	Mothers Work, Inc.	1,400	12,292
	Movado Group, Inc.	6,000	91,260
*	MTR Gaming Group, Inc.	5,122	13,727
*	Multimedia Games, Inc.	3,700	11,174
*	Nathan’s Famous, Inc.	802	12,607
	Nautilus Group, Inc.	8,805	21,484
*	Navarre Corp.	26	24
* #	Netflix, Inc.	5,100	126,276
	New Frontier Media, Inc.	4,900	9,408
*	New Motion, Inc.	1,234	2,197
*	New York & Co., Inc.	8,800	24,816
	Newell Rubbermaid, Inc.	40,600	558,250
	News Corp. Class A	22,700	241,528
	News Corp. Class B	13,200	140,184
#	NIKE, Inc. Class B	6,200	357,306
#	Noble International, Ltd.	3,400	5,440
	Nordstrom, Inc.	7,800	141,102
* #	NVR, Inc.	600	294,126
	Omnicom Group, Inc.	15,565	459,790
	Orleans Homebuilders, Inc.	2,500	7,675
	O’Charleys, Inc.	800	6,000
*	O’Reilly Automotive, Inc.	12,300	333,453
*	Outdoor Channel Holdings, Inc.	5,971	47,768
*	Overstock.com, Inc.	300	3,723
	Oxford Industries, Inc.	3,400	45,798
*	P.F. Chang’s China Bistro, Inc.	5,800	118,668
*	Pacific Sunwear of California, Inc.	5,200	17,784
*	Palm Harbor Homes, Inc.	2,840	24,424
* #	Panera Bread Co.	4,400	198,528
*	Papa John’s International, Inc.	2,800	63,168
*	PC Mall, Inc.	2,600	11,648
	Pennichuck Corp.	200	4,282
	Penske Automotive Group, Inc.	25,900	212,121
*	Perry Ellis International, Inc.	4,300	42,097
*	PetMed Express, Inc.	3,800	67,108

6

	PetSmart, Inc.	15,700	309,133
#	Phillips-Van Heusen Corp.	16,400	401,964
* #	Pinnacle Entertainment, Inc.	5,800	32,480
*	Playboy Enterprises, Inc. Class B	5,500	13,585
	Polaris Industries, Inc.	3,300	111,111
	Polo Ralph Lauren Corp.	7,900	372,643
	Pool Corp.	11,178	194,609
*	Premier Exhibitions, Inc.	200	206
	Pre-Paid Legal Services, Inc.	1,000	39,480
* #	Priceline.com, Inc.	1,400	73,682
	PRIMEDIA, Inc.	200	250
*	Princeton Review, Inc.	5,220	29,075
*	Progressive Gaming International Corp.	88	29
*	Proliance International, Inc.	800	480
	Pulte Homes, Inc.	55,600	619,384
*	Quiksilver, Inc.	33,600	87,024
* #	R.H. Donnelley Corp.	400	340
	RadioShack Corp.	31,000	392,460
*	Rainmaker Systems, Inc.	5,912	7,390
*	RC2 Corp.	3,200	40,640
	RCN Corp.	6,442	41,551
*	Reading International, Inc. Class A	800	4,416
*	Red Lion Hotels Corp.	2,500	6,925
* #	Red Robin Gourmet Burgers, Inc.	2,300	34,937
	Regis Corp.	4,900	60,613
*	Rentrak Corp.	600	6,810
*	Rocky Brands, Inc.	835	3,465
	Ross Stores, Inc.	10,100	330,169
#	Royal Caribbean Cruises, Ltd.	32,800	444,768
*	Rubio’s Restaurants, Inc.	1,110	4,862
	Russ Berrie & Co., Inc.	4,100	11,070
	Ryland Group, Inc.	9,100	170,989
*	Saga Communications, Inc. Class A	3,400	18,190
	Sauer-Danfoss, Inc.	7,200	73,800
*	Scientific Games Corp.	21,900	394,200
	Scripps Networks Interactive	4,300	122,120
	Sealy Corp.	3,600	11,628
* #	Sears Holdings Corp.	25,050	1,446,387
	Service Corp. International	77,500	534,750
	Sherwin-Williams Co.	1,900	108,129
	Shiloh Industries, Inc.	4,053	20,306
*	Shoe Carnival, Inc.	2,582	36,174
*	Shuffle Master, Inc.	1,200	4,632
	Sinclair Broadcast Group, Inc. Class A	8,656	27,959
*	Skechers U.S.A., Inc. Class A	11,300	153,454
	Skyline Corp.	1,600	34,592
*	Smith & Wesson Holding Corp.	1,800	4,140
	Snap-On, Inc.	11,000	406,450
	Sonic Automotive, Inc.	300	1,539
* #	Sonic Corp.	6,500	69,550
#	Sotheby’s Class A	12,500	116,375
	Spartan Motors, Inc.	5,340	24,511
	Speedway Motorsports, Inc.	4,000	63,800
*	Sport Chalet, Inc. Class A	100	157
	Sport Supply Group, Inc.	3,200	25,696

7

	Stage Stores, Inc.	5,200	40,092
*	Stamps.com, Inc.	1,700	16,592
	Standard Motor Products, Inc.	4,085	17,198
	Standard Pacific Corp.	22,100	62,985
	Stanley Furniture, Inc.	1,800	17,712
	Staples, Inc.	34,600	672,278
*	Starbucks Corp.	11,600	152,308
#	Starwood Hotels & Resorts Worldwide, Inc.	300	6,762
*	Steinway Musical Instruments, Inc.	2,155	47,970
*	Steven Madden, Ltd.	5,510	120,008
*	Stoneridge, Inc.	400	2,276
	Strayer Education, Inc.	100	22,627
	Sturm Ruger & Co., Inc.	4,200	30,030
#	Superior Industries International, Inc.	4,800	68,640
	Superior Uniform Group, Inc.	906	9,051
*	Syms Corp.	305	3,202
#	Systemax, Inc.	2,400	33,984
	Tandy Brand Accessories, Inc.	387	933
	Target Corp.	21,880	877,826
	Tempur-Pedic International, Inc.	2,300	17,963
*	Tenneco Automotive, Inc.	6,400	31,424
*	Texas Roadhouse, Inc.	15,598	109,498
*	The Children’s Place Retail Stores, Inc.	5,900	197,237
*	The DIRECTV Group, Inc.	30,000	656,700
*	The Dress Barn, Inc.	20,600	196,936
	The Marcus Corp.	4,300	60,329
	The Men’s Wearhouse, Inc.	17,600	269,104
#	The New York Times Co. Class A	17,400	174,000
#	The Stanley Works	23,700	775,938
*	The Steak n Shake Co.	8,800	45,320
	The TJX Companies, Inc.	5,100	136,476
* #	The Walking Co Holdings, Inc.	706	2,527
*	The Wet Seal, Inc. Class A	16,800	49,392
*	thinkorswim Group, Inc.	200	1,600
	Thor Industries, Inc.	4,000	71,600
*	Ticketmaster	5,260	50,917
#	Tiffany & Co.	17,320	475,434
*	Timberland Co. Class A	14,600	176,660
	Time Warner, Inc.	272,900	2,753,561
*	TiVo, Inc.	1,900	13,053
*	Toll Brothers, Inc.	23,300	538,696
*	Tractor Supply Co.	6,100	253,516
*	True Religion Apparel, Inc.	600	10,050
*	TRW Automotive Holdings Corp.	25,900	163,688
*	Tuesday Morning Corp.	8,200	18,368
	Tupperware Corp.	3,200	80,960
*	Tween Brands, Inc.	2,900	24,708
	Tyco Electronics, Ltd.	47,800	929,232
* #	Under Armour, Inc. Class A	1,000	26,000
*	Unifi, Inc.	19,089	91,627
	Unifirst Corp.	1,300	42,419
*	Universal Electronics, Inc.	1,200	25,356
*	Universal Technical Institute, Inc.	5,700	94,050
* #	Urban Outfitters, Inc.	6,000	130,440
	V.F. Corp.	15,200	837,520

8

* #	Vail Resorts, Inc.	9,000	299,340
*	Valassis Communications, Inc.	13,000	57,720
	Value Line, Inc.	353	13,608
*	ValueVision Media, Inc. Class A	7,600	5,244
*	VCG Holding Corp.	300	726
* #	Viacom, Inc. Class A	800	17,160
*	Viacom, Inc. Class B	22,900	463,038
	Virco Manufacturing Corp.	1,360	3,726
* #	Volcom, Inc.	2,300	29,739
*	Warnaco Group, Inc.	5,700	169,917
	Warner Music Group Corp.	13,500	55,890
	Washington Post Co.	352	150,234
	Weight Watchers International, Inc.	3,400	106,352
*	Wendy’s/Arby’s Group, Inc.	31,325	113,396
	Weyco Group, Inc.	500	13,900
	Whirlpool Corp.	14,500	676,425
	Wiley (John) & Sons, Inc. Class A	9,400	326,932
	Wiley (John) & Sons, Inc. Class B	400	13,912
*	Williams Controls, Inc.	600	7,200
	Williams-Sonoma, Inc.	15,300	126,684
	Winnebago Industries, Inc.	6,500	38,610
*	WMS Industries, Inc.	4,100	102,500
	Wolverine World Wide, Inc.	7,800	183,300
#	World Wrestling Entertainment, Inc.	5,900	84,016
*	WPT Enterprises, Inc.	2,818	1,071
	Wyndham Worldwide Corp.	6,700	54,873
#	Wynn Resorts, Ltd.	2,200	132,880
	Xerium Technologies, Inc.	4,800	18,672
	Yum! Brands, Inc.	5,200	150,852
*	Zale Corp.	7,100	121,126
*	Zumiez, Inc.	200	1,952
Total Consumer Discretionary			75,616,729

Consumer Staples — (5.6%)
	Alberto-Culver Co.	18,500	476,005
	Alico, Inc.	705	27,770
*	Alliance One International, Inc.	15,000	50,100
	Altria Group, Inc.	38,940	747,259
	Andersons, Inc.	6,100	162,443
#	Anheuser-Busch Companies, Inc.	3,200	198,496
	Archer-Daniels-Midland Co.	25,700	532,761
	Avon Products, Inc.	8,900	220,987
	B&G Foods, Inc.	9,500	35,435
* #	Bare Escentuals, Inc.	3,300	13,794
* #	BJ’s Wholesale Club, Inc.	13,900	489,280
*	Boston Beer Co., Inc. Class A	1,200	45,348
	Brown-Forman Corp. Class A	400	18,000
	Brown-Forman Corp. Class B	1,975	89,665
#	Cal-Maine Foods, Inc.	3,100	91,109
	Campbell Soup Co.	5,900	223,905
*	Caribou Coffee Co.	400	712
	Casey’s General Stores, Inc.	2,700	81,540
	CCA Industries, Inc.	300	1,350
*	Central European Distribution Corp.	10,700	308,053
*	Central Garden & Pet Co.	1,181	3,992

9

*	Central Garden & Pet Co. Class A	1,864	5,928
* #	Chattem, Inc.	1,900	143,773
	Chiquita Brands International, Inc.	11,700	159,705
	Church & Dwight Co., Inc.	10,400	614,536
	Clorox Co.	4,900	297,969
	Coca-Cola Bottling Co.	200	8,836
	Coca-Cola Co.	21,700	956,102
	Coca-Cola Enterprises, Inc.	42,200	424,110
	Colgate-Palmolive Co.	10,000	627,600
*	Collective Brands, Inc.	21,800	278,822
	ConAgra, Inc.	41,900	729,898
*	Constellation Brands, Inc. Class A	39,800	499,092
*	Constellation Brands, Inc. Class B	100	1,254
	Corn Products International, Inc.	17,800	432,896
	Costco Wholesale Corp.	9,400	535,894
*	Craft Brewers Alliance, Inc.	800	2,232
*	Cuisine Solutions, Inc.	600	1,506
	CVS Caremark Corp.	51,200	1,569,280
*	Darling International, Inc.	7,300	55,042
*	Dean Foods Co.	6,500	142,090
	Del Monte Foods Co.	22,300	140,713
	Diamond Foods, Inc.	3,761	109,934
*	Elizabeth Arden, Inc.	3,300	57,057
*	Energizer Holdings, Inc.	2,400	117,264
	Estee Lauder Companies, Inc.	5,000	180,200
	Farmer Brothers Co.	1,822	43,728
#	Flowers Foods, Inc.	8,200	243,130
	General Mills, Inc.	3,800	257,412
#	Great Atlantic & Pacific Tea, Inc.	8,900	73,603
* #	Green Mountain Coffee, Inc.	1,400	40,586
	Griffin Land & Nurseries, Inc. Class A	734	22,512
*	Hain Celestial Group, Inc.	11,000	255,640
* #	Hansen Natural Corp.	1,200	30,384
	Heinz (H.J.) Co.	5,000	219,100
	Hormel Foods Corp.	15,500	438,030
	Imperial Sugar Co.	2,600	30,784
	Ingles Market, Inc. Class A	1,700	31,722
*	Integrated Biopharma, Inc.	3,100	1,333
	Inter Parfums, Inc.	4,950	57,717
	J & J Snack Foods Corp.	4,693	147,172
#	J.M. Smucker Co.	13,000	579,280
	Kellogg Co.	2,900	146,218
	Kimberly-Clark Corp.	2,000	122,580
	Kraft Foods, Inc.	145,760	4,247,446
	Lancaster Colony Corp.	6,800	214,472
	Lance, Inc.	7,600	157,244
*	Lifeway Foods, Inc.	300	3,000
	Lorillard, Inc.	600	39,516
#	Mannatech, Inc.	4,200	16,842
*	Maui Land & Pineapple Co., Inc.	1,100	17,050
	McCormick & Co., Inc.	1,000	33,660
*	Medifast, Inc.	2,800	15,120
	MGP Ingredients, Inc.	2,731	4,151
	Molson Coors Brewing Co.	30,900	1,154,424
*	Monterey Pasta Co.	400	632

10

	Nash-Finch Co.	3,400	134,062
*	National Beverage Corp.	5,510	50,472
*	NBTY, Inc.	18,300	427,671
	Nu Skin Enterprises, Inc. Class A	9,200	118,588
	Oil-Dri Corp. of America	300	4,965
*	Omega Protein Corp.	4,497	33,188
*	Pantry, Inc.	3,507	77,224
*	Parlux Fragrances, Inc.	5,012	16,189
*	Peet’s Coffee & Tea, Inc.	1,200	26,952
	PepsiAmericas, Inc.	38,100	721,233
	PepsiCo, Inc.	19,400	1,105,994
	Philip Morris International, Inc.	33,900	1,473,633
#	Pilgrim’s Pride Corp.	8,600	9,460
*	Prestige Brands Holdings, Inc.	13,600	93,976
	PriceSmart, Inc.	4,300	64,070
	Procter & Gamble Co.	50,396	3,252,558
	Ralcorp Holdings, Inc.	3,800	257,184
	Reliv’ International, Inc.	783	4,103
	Reynolds American, Inc.	28,800	1,410,048
	Ruddick Corp.	10,353	296,510
	Safeway, Inc.	34,500	733,815
	Sanderson Farms, Inc.	6,125	191,222
*	Sanfilippo (John B.) & Son, Inc.	2,000	14,420
	Sara Lee Corp.	79,600	889,928
*	Schiff Nutrition International, Inc.	1,400	8,246
* #	Smithfield Foods, Inc.	35,100	369,252
	Spartan Stores, Inc.	5,116	138,081
*	Spectrum Brands, Inc.	5,200	3,796
	SUPERVALU, Inc.	42,400	603,776
	Sysco Corp.	7,300	191,260
	Tasty Baking Co.	486	2,129
	The Hershey Co.	3,200	119,168
	The Kroger Co.	14,200	389,932
	Tootsie Roll Industries, Inc.	6,753	167,947
*	TreeHouse Foods, Inc.	8,100	245,106
	Tyson Foods, Inc. Class A	50,100	437,874
* #	United Natural Foods, Inc.	13,200	294,888
	United-Guardian, Inc.	800	7,216
	Universal Corp.	900	35,631
* #	USANA Health Services, Inc.	500	18,970
	UST, Inc.	1,800	121,662
	Vector Group, Ltd.	5,355	91,303
	Walgreen Co.	15,700	399,722
	Wal-Mart Stores, Inc.	4,700	262,307
	WD-40 Co.	1,700	49,470
	Weis Markets, Inc.	6,900	223,836
#	Whole Foods Market, Inc.	900	9,648
*	Winn-Dixie Stores, Inc.	14,904	223,858
Total Consumer Staples			36,376,768

Energy — (10.0%)
*	Abraxas Petroleum Corp.	8,700	19,140
	Adams Resources & Energy, Inc.	700	13,020
*	Allis-Chalmers Energy, Inc.	9,600	64,896
	Alon USA Energy, Inc.	1,800	15,876

11

*	Alpha Natural Resources, Inc.	2,500	89,425
*	American Oil & Gas, Inc.	3,000	5,400
	Anadarko Petroleum Corp.	25,410	896,973
	Apache Corp.	22,600	1,860,658
#	Arch Coal, Inc.	1,100	23,551
*	Arena Resources, Inc.	8,400	256,032
	Atlas America, Inc.	2,900	66,439
*	ATP Oil & Gas Corp.	1,500	18,060
*	Atwood Oceanics, Inc.	3,000	82,440
*	Aventine Renewable Energy Holdings, Inc.	11,100	21,645
	Baker Hughes, Inc.	4,655	162,692
*	Basic Energy Services, Inc.	4,400	60,192
	Berry Petroleum Corp. Class A	1,600	37,280
*	Bill Barret Corp.	10,900	222,360
	BJ Services Co.	26,500	340,525
*	Bolt Technology Corp.	1,250	10,137
*	Boots & Coots International Well Control, Inc.	15,400	26,488
* #	BPZ Resources, Inc.	4,900	48,510
*	Brigham Exploration Co.	12,700	99,568
* #	Bristow Group, Inc.	5,100	126,327
*	Bronco Drilling Co., Inc.	3,800	29,336
	Cabot Oil & Gas Corp.	11,800	331,226
*	Cal Dive International, Inc.	26,519	225,677
*	Callon Petroleum Co.	5,700	58,824
* #	Cameron International Corp.	5,300	128,578
	CARBO Ceramics, Inc.	5,800	250,966
*	Carrizo Oil & Gas, Inc.	7,200	168,408
* #	Cheniere Energy, Inc.	1,800	6,732
	Chesapeake Energy Corp.	44,600	979,862
	Chevron Corp.	148,511	11,078,921
	Cimarex Energy Co.	13,600	550,256
*	Clayton Williams Energy, Inc.	600	29,058
*	CNX Gas Corp.	3,700	93,573
*	Complete Production Services, Inc.	2,800	34,692
*	Comstock Resources, Inc.	5,900	291,578
	ConocoPhillips	146,430	7,617,289
	CONSOL Energy, Inc.	1,900	59,641
*	Contango Oil & Gas Co.	1,300	71,500
*	CREDO Petroleum Corp.	1,500	13,125
	Crosstex Energy, Inc.	5,300	54,113
*	Crusader Energy Group, Inc.	1,500	3,000
*	Dawson Geophysical Co.	1,900	46,607
	Delek US Holdings, Inc.	4,900	27,391
* #	Delta Petroleum Corp.	8,500	79,900
*	Denbury Resources, Inc.	5,600	71,176
	Devon Energy Corp.	35,400	2,862,444
#	Diamond Offshore Drilling, Inc.	3,000	266,400
*	Dresser-Rand Group, Inc.	13,700	306,880
*	Dril-Quip, Inc.	3,400	83,980
*	Dune Energy, Inc.	1,000	350
*	Edge Petroleum Corp.	6,241	3,682
	El Paso Corp.	9,800	95,060
*	Encore Acquisition Co.	11,300	351,995
*	Energy Partners, Ltd.	5,200	22,464
#	ENSCO International, Inc.	9,100	345,891

12

	EOG Resources, Inc.	9,600	776,832
*	Evolution Petroleum Corp.	3,371	5,495
*	EXCO Resources, Inc.	20,200	185,638
	Exxon Mobil Corp.	141,724	10,504,583
*	FMC Technologies, Inc.	4,600	160,954
*	Forest Oil Corp.	6,400	186,944
#	Foundation Coal Holdings, Inc.	2,100	43,596
#	Frontier Oil Corp.	2,400	31,704
*	FX Energy, Inc.	2,400	11,736
*	Geokinetics, Inc.	2,300	13,110
*	Geomet, Inc.	5,586	16,479
* #	GMX Resources, Inc.	2,000	75,500
*	Goodrich Petroleum Corp.	2,300	63,848
*	Grey Wolf, Inc.	35,700	229,194
	Gulf Island Fabrication, Inc.	1,200	23,652
*	Gulfmark Offshore, Inc.	5,200	192,400
*	Gulfport Energy Corp.	6,100	43,005
#	Halliburton Co.	19,200	379,968
*	Harvest Natural Resources, Inc.	9,700	82,353
* #	Helix Energy Solutions Group, Inc.	8,800	92,928
	Helmerich & Payne, Inc.	300	10,293
*	Hercules Offshore, Inc.	8,500	61,965
	Hess Corp.	27,700	1,667,817
*	HKN, Inc.	2,684	14,010
	Holly Corp.	4,500	88,335
*	Hornbeck Offshore Services, Inc.	6,300	149,940
*	International Coal Group, Inc.	37,500	175,500
*	James River Coal Co.	1,300	24,986
	Lufkin Industries, Inc.	4,600	240,672
	Marathon Oil Corp.	68,000	1,978,800
*	Mariner Energy, Inc.	20,500	294,995
	Massey Energy Co.	600	13,854
*	Matrix Service Co.	3,000	36,750
*	McMoran Exploration Co.	4,900	69,531
*	Meridian Resource Corp.	20,316	24,176
*	Mexco Energy Corp.	200	2,560
*	Mitcham Industries, Inc.	1,900	10,374
	Murphy Oil Corp.	14,700	744,408
*	NATCO Group, Inc. Class A	1,900	40,166
*	National Coal Corp.	2,900	12,441
* #	National-Oilwell, Inc.	35,559	1,062,859
*	Natural Gas Services Group	2,900	38,425
*	Newfield Exploration Co.	21,900	503,262
*	Newpark Resources, Inc.	24,400	140,300
#	Noble Corp.	30,000	966,300
	Noble Energy, Inc.	13,700	709,934
	Occidental Petroleum Corp.	16,200	899,748
*	Oceaneering International, Inc.	10,500	295,785
*	Oil States International, Inc.	11,900	275,247
*	OMNI Energy Services Corp.	4,700	10,575
	Overseas Shipholding Group, Inc.	7,900	296,882
	Panhandle Royalty Co.	1,200	30,000
*	Parallel Petroleum Corp.	4,500	18,045
*	Parker Drilling Co.	25,400	130,048
	Patterson-UTI Energy, Inc.	10,144	134,611

13

	Peabody Energy Corp.	2,600	89,726
	Penn Virginia Corp.	13,300	494,361
*	Petrohawk Energy Corp.	7,900	149,705
*	Petroleum Development Corp.	800	16,568
*	PetroQuest Energy, Inc.	6,800	67,660
*	PHI, Inc. Non-Voting	2,527	53,016
*	Pioneer Drilling Co.	7,200	55,728
	Pioneer Natural Resources Co.	18,800	523,204
*	Plains Exploration & Production Co.	3,900	109,980
*	Pride International, Inc.	12,700	238,633
*	Quest Resource Corp.	400	170
* #	Quicksilver Resources, Inc.	3,200	33,504
	Range Resources Corp.	2,900	122,438
	Rowan Companies, Inc.	18,500	335,590
#	RPC, Inc.	7,800	82,602
#	Schlumberger, Ltd.	23,700	1,224,105
*	SEACOR Holdings, Inc.	6,800	456,756
#	Smith International, Inc.	1,120	38,618
* #	Southwestern Energy Co.	6,800	242,216
	Spectra Energy Corp.	6,000	115,980
	St. Mary Land & Exploration Co.	7,032	175,026
*	Stone Energy Corp.	6,140	186,288
* #	SulphCo, Inc.	1,200	2,400
#	Sunoco, Inc.	7,500	228,750
*	Superior Energy Services, Inc.	15,400	328,328
*	Superior Well Services, Inc.	2,700	45,225
*	Swift Energy Corp.	8,500	272,680
*	T-3 Energy Services, Inc.	300	7,233
	Tesoro Petroleum Corp.	200	1,934
*	Teton Energy Corp.	2,700	4,077
*	TETRA Technologies, Inc.	13,200	91,872
*	TGC Industries, Inc.	509	1,145
#	The Williams Companies, Inc.	2,000	41,940
	Tidewater, Inc.	16,400	715,204
*	Toreador Resources Corp.	4,100	30,340
*	Transmeridian Exploration, Inc.	900	189
* #	Trico Marine Services, Inc.	2,900	26,100
* #	Tri-Valley Corp.	1,800	8,550
*	TXCO Resources, Inc.	5,800	30,392
*	Union Drilling, Inc.	3,500	19,180
*	Unit Corp.	13,400	503,036
*	Uranium Resources, Inc.	3,800	3,572
#	USEC, Inc.	38,000	156,940
*	VAALCO Energy, Inc.	10,100	53,530
	Valero Energy Corp.	19,300	397,194
*	Venoco, Inc.	4,000	16,920
*	VeraSun Energy Corp.	9,000	4,590
	W&T Offshore, Inc.	15,700	300,969
*	Warren Resources, Inc.	8,500	44,965
* #	Weatherford International, Ltd.	11,100	187,368
*	Westmoreland Coal Co.	332	3,270
*	Whiting Petroleum Corp.	10,100	525,099
	World Fuel Services Corp.	7,200	154,296
	XTO Energy, Inc.	20,475	736,076
Total Energy			65,256,960

14

Financials — (15.4%)
	1st Source Corp.	3,600	77,256
	21st Century Holding Co.	1,354	7,339
	Abington Bancorp, Inc.	6,692	69,262
	Access National Corp.	600	3,507
	Advanta Corp. Class A	901	2,135
	Advanta Corp. Class B	10,400	47,008
* #	Affiliated Managers Group, Inc.	9,500	440,610
	Affirmative Insurance Holdings, Inc.	1,700	2,023
	AFLAC, Inc.	23,100	1,022,868
*	Allegheny Corp.	1,020	287,640
	Alliance Bancorp, Inc. of Pennsylvania	100	800
	Allstate Corp.	38,800	1,023,932
*	Alphatec Holdings, Inc.	6,573	25,832
*	AmComp, Inc.	2,498	30,326
	Amcore Financial, Inc.	4,120	19,158
	American Bancorp of New Jersey, Inc.	1,996	17,964
#	American Capital, Ltd.	26,500	372,325
	American Express Co.	23,500	646,250
	American Financial Group, Inc.	37,000	841,010
	American National Bankshares, Inc.	300	4,425
	American National Insurance Co.	2,738	186,951
	American West Bancorporation	2,500	3,025
* #	AmeriCredit Corp.	9,700	56,842
	Ameriprise Financial, Inc.	8,000	172,800
	Ameris Bancorp	3,000	33,120
*	Amerisafe, Inc.	4,666	80,442
*	AmeriServe Financial, Inc.	2,767	6,807
	AmTrust Financial Services, Inc.	2,162	21,231
#	Anchor Bancorp Wisconsin, Inc.	3,400	19,380
	AON Corp.	21,400	905,220
*	Argo Group International Holdings, Ltd.	9,652	307,899
#	Asset Acceptance Capital Corp.	8,300	67,313
	Associated Banc-Corp.	11,700	258,102
	Assurant, Inc.	9,100	231,868
	ASTA Funding, Inc.	800	2,720
	Astoria Financial Corp.	22,700	431,754
	Atlantic Coast Federal Corp.	1,500	9,765
*	B of I Holding, Inc.	1,198	5,511
	Baldwin & Lyons, Inc. Class B	200	3,638
	BancFirst Corp.	2,750	138,600
	Bancorp Rhode Island, Inc.	298	7,218
	BancorpSouth, Inc.	8,100	196,587
#	BancTrust Financial Group, Inc.	3,700	46,102
	Bank Mutual Corp.	9,400	108,382
	Bank of America Corp.	238,944	5,775,276
*	Bank of Florida Corp.	2,150	13,115
	Bank of Granite Corp.	3,400	13,090
	Bank of Hawaii Corp.	3,100	157,201
	Bank of New York Mellon Corp.	70,350	2,293,410
	Bank of the Ozarks, Inc.	5,200	158,080
	BankAtlantic Bancorp, Inc.	1,914	11,809
	BankFinancial Corp.	5,900	71,921
	Banner Corp.	2,100	26,817

15

	Bar Harbor Bankshares	267	7,196
#	BB&T Corp.	48,740	1,747,329
	Benjamin Franklin Bancorp, Inc.	200	2,598
	Berkshire Hills Bancorp, Inc.	3,200	83,296
	Beverly Hills Bancorp, Inc.	2,600	1,898
	BGC Partners, Inc. Class A	4,001	16,364
#	BlackRock, Inc.	1,800	236,412
*	BNCCORP, Inc.	13	81
	BOK Financial Corp.	7,100	339,664
	Boston Private Financial Holdings, Inc.	5,000	44,200
*	Broadpoint Securities Group, Inc.	6,410	18,909
	Brookline Bancorp, Inc.	15,800	184,860
	Brooklyn Federal Bancorp, Inc.	500	7,250
	Brown & Brown, Inc.	13,800	283,176
	C&F Financial Corp.	120	2,339
	Cadence Financial Corp.	2,505	18,787
	California First National Bancorp	1,230	10,676
	Camden National Corp.	100	2,925
	Capital City Bank Group, Inc.	3,996	111,888
#	Capital Corp. of the West	1,500	3,450
	Capital One Financial Corp.	30,600	1,197,072
	Capital Southwest Corp.	1,229	125,358
	Capitol Bancorp, Ltd.	5,500	56,320
	Capitol Federal Financial	6,800	316,268
	Cardinal Financial Corp.	6,500	40,560
	Cascade Financial Corp.	430	2,988
	Cash America International, Inc.	6,700	236,979
#	Cathay General Bancorp	15,536	380,321
	Center Bancorp, Inc.	800	8,160
	Center Financial Corp.	3,100	31,930
	Centerstate Banks of Florida, Inc.	1,185	20,737
*	Central Jersey Bancorp	1,643	11,238
	Century Bancorp, Inc. Class A	100	1,650
	Chemical Financial Corp.	6,300	165,501
*	Chicopee Bancorp, Inc.	200	2,460
	Chubb Corp.	29,760	1,542,163
	Cincinnati Financial Corp.	33,327	866,169
#	CIT Group, Inc.	600	2,484
	Citigroup, Inc.	116,200	1,586,130
	Citizens Community Bancorp, Inc.	900	5,319
	Citizens First Bancorp, Inc.	200	590
#	Citizens Republic Bancorp, Inc.	14,500	42,775
* #	Citizens, Inc.	11,800	100,182
	City Holding Co.	4,200	175,728
	City National Corp.	8,300	444,299
	Clifton Savings Bancorp, Inc.	290	3,161
	CNA Financial Corp.	40,238	626,103
*	CNA Surety Corp.	15,000	207,750
	CoBiz Financial, Inc.	4,418	51,426
#	Cohen & Steers, Inc.	5,000	90,850
	Columbia Banking System, Inc.	2,919	46,470
	Comerica, Inc.	30,908	852,752
	Commerce Bancshares, Inc.	12,819	606,082
	Community Bank System, Inc.	200	4,990
	Community Trust Bancorp, Inc.	2,001	66,793

16

	Compass Diversified Holdings	9,754	118,999
*	Conseco, Inc.	44,200	82,212
	Consolidated-Tokoma Land Co.	1,100	40,590
*	Consumer Portfolio Services, Inc.	400	432
*	Core-Mark Holding Co., Inc.	2,900	57,333
#	Corus Bankshares, Inc.	9,863	21,699
*	Cowen Group, Inc.	3,857	27,269
*	Crescent Financial Corp.	1,966	10,518
	Cullen Frost Bankers, Inc.	11,300	632,461
	CVB Financial Corp.	21,700	274,722
*	Dearborn Bancorp, Inc.	500	1,515
	Deerfield Capital Corp.	3	10
	Delphi Financial Group, Inc. Class A	13,000	204,750
*	Diamond Hill Investment Group, Inc.	88	5,596
	Dime Community Bancshares	10,600	177,020
	Discover Financial Services	95,900	1,174,775
*	Dollar Financial Corp.	2,400	27,912
	Donegal Group, Inc. Class A	3,900	63,882
*	E*TRADE Financial Corp.	119,100	216,762
	East West Bancorp, Inc.	1,100	19,085
	Eastern Insurance Holdings, Inc.	2,244	21,071
	Eastern Virginia Bankshares, Inc.	403	4,227
	Eaton Vance Corp.	1,800	39,600
	ECB Bancorp, Inc.	153	2,907
	Employers Holdings, Inc.	15,200	193,952
*	Encore Capital Group, Inc.	7,100	66,456
	Enterprise Bancorp, Inc.	130	1,674
	Enterprise Financial Services Corp.	1,400	25,970
	Erie Indemnity Co.	4,200	156,198
	ESB Financial Corp.	400	4,160
	ESSA Bancorp, Inc.	3,400	47,124
*	ExlService Holdings, Inc.	2,000	14,600
*	EZCORP, Inc. Class A	2,300	36,432
	F.N.B. Corp.	8,404	110,092
#	Farmers Capital Bank Corp.	1,209	23,914
	FBL Financial Group, Inc. Class A	9,800	171,108
*	FCStone Group, Inc.	2,300	13,685
#	Federal Agriculture Mortgage Corp. Class C	2,300	13,340
	Federated Investors, Inc.	3,200	77,440
	Fidelity National Financial, Inc.	25,600	230,656
	Fidelity Southern Corp.	201	693
#	Fifth Third Bancorp	86,160	934,836
	Financial Federal Corp.	4,700	108,805
	Financial Institutions, Inc.	1,970	31,934
*	First Acceptance Corp.	13,500	41,175
	First American Corp.	26,010	530,864
	First Bancorp	2,600	45,500
	First Bancorp, Inc.	900	16,200
	First Busey Corp.	9,233	172,103
*	First Cash Financial Services, Inc.	7,150	109,895
	First Citizens BancShares, Inc.	500	76,460
	First Commonwealth Financial Corp.	4,800	53,088
	First Community Bancshares, Inc.	843	26,386
	First Defiance Financial Corp.	1,646	16,542
	First Financial Bancorp	5,700	76,665

17

	First Financial Bankshares, Inc.	4,798	260,004
	First Financial Corp.	2,415	102,106
	First Financial Holdings, Inc.	3,519	76,362
	First Financial Northwest, Inc.	4,070	33,252
	First Financial Service Corp.	444	8,059
	First Horizon National Corp.	56,600	674,106
	First M&F Corp.	510	4,850
#	First Marblehead Corp.	3,300	5,610
	First Merchants Corp.	2,800	61,628
*	First Mercury Financial Corp.	4,900	52,871
	First Midwest Bancorp, Inc.	3,900	86,619
	First Niagara Financial Group, Inc.	9,700	152,969
	First Place Financial Corp.	3,148	21,627
*	First Regional Bancorp	1,700	9,350
	First Security Group, Inc.	2,797	20,950
	First South Bancorp, Inc.	600	8,430
	First State Bancorporation	200	740
	First United Corp.	500	8,710
	Firstbank Corp.	805	7,390
*	FirstCity Financial Corp.	1,686	5,479
	FirstMerit Corp.	10,600	247,192
#	Flagstar Bancorp, Inc.	11,800	22,420
	Flushing Financial Corp.	6,606	102,723
	FNB United Corp.	1,528	9,825
	Forest City Enterprises, Inc. Class A	11,200	133,168
	Forest City Enterprises, Inc. Class B	427	5,141
*	Forestar Real Estate Group, Inc.	1,066	9,327
*	Fox Chase Bancorp, Inc.	2,015	23,979
	Franklin Resources, Inc.	4,800	326,400
	Frontier Financial Corp.	3,800	25,308
#	Fulton Financial Corp.	27,943	293,402
*	GAINSCO, INC.	950	1,150
	Gallagher (Arthur J.) & Co.	1,900	46,284
	GAMCO Investors, Inc.	1,400	53,298
	Gateway Financial Holdings, Inc.	2,023	11,005
	Genworth Financial, Inc.	37,300	180,532
	German American Bancorp, Inc.	1,290	14,706
#	GFI Group, Inc.	3,984	12,789
	Glacier Bancorp, Inc.	6,935	139,879
*	Golfsmith International Holdings, Inc.	300	285
#	Great Southern Bancorp, Inc.	1,753	18,669
#	Greene Bancshares, Inc.	3,500	69,125
#	Greenhill & Co., Inc.	500	32,985
	Grubb & Ellis Co.	6,100	9,333
*	Guaranty Bancorp	6,600	28,116
* #	Guaranty Financial Group, Inc.	3	6
*	Hallmark Financial Services, Inc.	5,795	37,668
#	Hancock Holding Co.	4,300	189,888
	Hanmi Financial Corp.	7,721	30,884
	Hanover Insurance Group, Inc.	16,702	655,554
	Harleysville Group, Inc.	600	18,948
	Harleysville National Corp.	6,800	94,316
*	Harris & Harris Group, Inc.	1,900	9,500
	Hartford Financial Services Group, Inc.	20,600	212,592
	Hawthorn Bancshares, Inc.	200	3,924

18

	HCC Insurance Holdings, Inc.	37,600	829,456
	Heritage Commerce Corp.	2,500	32,350
	Heritage Financial Group	101	999
	HF Financial Corp.	200	2,746
*	Hilltop Holdings, Inc.	15,300	143,820
	HMN Financial, Inc.	212	1,908
	Home Bancshares, Inc.	2,592	67,496
	Home Federal Bancorp, Inc.	5,891	68,277
	HopFed Bancorp, Inc.	1,000	10,820
	Horace Mann Educators Corp.	2,500	19,900
	Horizon Financial Corp.	2,618	15,734
*	HouseValues, Inc.	3,754	9,986
	Hudson City Bancorp, Inc.	17,900	336,699
	Huntington Bancshares, Inc.	9,118	86,165
	IBERIABANK Corp.	2,443	124,446
	Independence Holding Co.	4,200	27,426
	Independent Bank Corp. (MA)	2,500	71,925
	Independent Bank Corp. (MI)	5,100	18,717
	Integra Bank Corp.	4,400	26,532
*	IntercontinentalExchange, Inc.	800	68,448
	International Bancshares Corp.	8,200	212,954
	Intervest Bancshares Corp.	100	598
*	Investment Technology Group, Inc.	5,300	108,173
*	Investors Bancorp, Inc.	20,079	288,334
	Investors Title Co.	147	5,580
	Janus Capital Group, Inc.	8,000	93,920
	Jefferies Group, Inc.	4,200	66,486
	Jones Lang LaSalle, Inc.	3,600	118,512
	JPMorgan Chase & Co.	137,236	5,660,985
	Kearny Financial Corp.	15,673	180,710
	Kentucky First Federal Bancorp	1,049	9,976
	KeyCorp	6,900	84,387
	K-Fed Bancorp	1,454	12,228
*	Knight Capital Group, Inc.	21,422	309,762
	Lakeland Bancorp, Inc.	4,200	46,284
	Lakeland Financial Corp.	2,029	45,551
	Legacy Bancorp, Inc.	1,842	24,020
	Legg Mason, Inc.	6,000	133,140
#	Leucadia National Corp.	17,400	467,016
	Life Partners Holdings, Inc.	300	12,054
	Lincoln Bancorp	202	2,828
	Lincoln National Corp.	20,900	360,316
*	Liquidity Services, Inc.	2,934	24,646
	LNB Bancorp, Inc.	455	3,167
	Loews Corp.	31,268	1,038,410
*	LoopNet, Inc.	8,000	60,560
	M&T Bank Corp.	13,100	1,062,410
#	Macatawa Bank Corp.	4,700	23,547
	MainSource Financial Group, Inc.	2,361	42,167
*	Markel Corp.	1,800	631,512
*	MarketAxess Holdings, Inc.	1,700	9,724
*	Marlin Business Services, Inc.	2,050	8,118
	Marsh & McLennan Companies, Inc.	27,100	794,572
#	Marshall & Ilsley Corp.	31,700	571,551
#	Mastercard, Inc.	1,900	280,858

19

	MB Financial, Inc.	3,800	112,898
#	MBT Financial Corp.	3,341	14,667
	MCG Capital Corp.	5,800	4,756
	Meadowbrook Insurance Group, Inc.	8,220	43,319
	Medallion Financial Corp.	4,600	37,214
	Mercantile Bancorp, Inc.	800	11,400
	Mercantile Bank Corp.	200	1,938
	Mercer Insurance Group, Inc.	934	12,249
	Merchants Bancshares, Inc.	669	14,424
	Mercury General Corp.	13,400	688,358
	Merrill Lynch & Co., Inc.	1,500	27,885
	MetLife, Inc.	52,634	1,748,501
	MetroCorp Bancshares, Inc.	1,365	15,097
#	Midwest Banc Holdings, Inc.	4,100	12,341
	Moody’s Corp.	5,100	130,560
	Morgan Stanley	32,222	562,918
*	Move, Inc.	28,155	47,300
	MSB Financial Corp.	400	3,580
	Nara Bancorp, Inc.	7,100	78,100
	National City Corp.	1,000	2,700
#	National Financial Partners Corp.	500	3,330
	National Interstate Corp.	2,500	43,750
#	National Penn Bancshares, Inc.	15,600	264,264
	Nationwide Financial Services, Inc.	1,800	85,158
*	Navigators Group, Inc.	4,500	227,295
	NBT Bancorp, Inc.	4,099	114,280
	Nelnet, Inc. Class A	5,900	86,317
	New England Bancshares, Inc.	1,000	9,455
	New Westfield Financial, Inc.	7,470	77,315
	New York Community Bancorp, Inc.	58,600	917,676
	NewAlliance Bancshares, Inc.	30,000	414,000
	NewBridge Bancorp	928	3,499
*	Newport Bancorp, Inc.	500	5,750
*	Nexity Financial Corp.	700	1,050
	Northeast Community Bancorp, Inc.	3,424	26,519
	Northern Trust Corp.	4,348	244,836
	Northrim Bancorp, Inc.	300	3,957
	Northwest Bancorp, Inc.	6,780	179,670
	NYMAGIC, Inc.	1,300	22,685
	NYSE Euronext, Inc.	1,300	39,234
	Ocean Shore Holding Co.	190	1,527
	OceanFirst Financial Corp.	1,593	26,428
*	Ocwen Financial Corp.	17,100	114,570
	Odyssey Re Holdings Corp.	18,300	721,752
	Old National Bancorp	6,500	123,110
	Old Republic International Corp.	75,500	695,355
#	Old Second Bancorp, Inc.	1,448	19,548
*	OneBeacon Insurance Group, Ltd.	6,800	93,840
	optionsXpress Holding, Inc.	3,200	56,832
*	Oritani Financial Corp.	4,176	71,326
#	Pacific Capital Bancorp	4,600	90,344
	Pacific Continental Corp.	2,000	28,500
	Pacific Mercantile Bancorp	1,200	5,040
	PacWest Bancorp	8,000	199,920
	Park National Corp.	2,200	160,050

20

	Patriot National Bancorp	78	913
	Peapack-Gladstone Financial Corp.	200	6,406
*	Penn Treaty American Corp.	4,402	616
	Penns Woods Bancorp, Inc.	200	4,950
*	Penson Worldwide, Inc.	2,766	19,749
	Peoples Bancorp, Inc.	2,583	49,464
	People’s United Financial, Inc.	8,800	154,000
*	Philadelphia Consolidated Holding Corp.	7,800	456,222
*	PICO Holdings, Inc.	6,400	160,256
*	Pinnacle Financial Partners, Inc.	3,522	103,054
#	PMI Group, Inc.	400	996
	PNC Financial Services Group, Inc.	33,700	2,246,779
	Porter Bancorp, Inc.	78	1,456
* #	Portfolio Recovery Associates, Inc.	600	21,528
	Preferred Bank	300	2,097
	Premier Financial Bancorp, Inc.	100	875
	Princeton National Bancorp, Inc.	400	9,690
	Principal Financial Group, Inc.	6,800	129,132
#	PrivateBancorp, Inc.	7,900	284,479
*	ProAssurance Corp.	10,700	587,965
#	Progressive Corp.	33,200	473,764
	Prosperity Bancshares, Inc.	8,500	282,285
	Protective Life Corp.	18,000	150,300
	Providence Community Bancshares, Inc.	100	797
	Provident Financial Services, Inc.	13,500	197,910
	Provident New York Bancorp	6,900	83,076
	Prudential Financial, Inc.	11,700	351,000
	Pulaski Financial Corp.	1,232	9,856
	QC Holdings, Inc.	400	3,224
	Rainier Pacific Financial Group, Inc.	1,250	5,625
#	Raymond James Financial, Inc.	11,000	256,190
#	Regions Financial Corp.	6,600	73,194
* #	Reinsurance Group of America, Inc. Class A	16,100	601,174
*	Reinsurance Group of America, Inc. Class B	6,541	242,279
	Renasant Corp.	4,156	87,110
	Resource America, Inc.	3,108	17,871
*	Rewards Network, Inc.	4,387	16,671
	Riverview Bancorp, Inc.	1,319	6,305
	RLI Corp.	6,700	384,513
	Rockville Financial, Inc.	2,500	32,525
*	Rodman & Renshaw Capital Group, Inc.	2,170	2,843
	Roma Financial Corp.	991	14,419
	Rome Bancorp, Inc.	608	6,138
	Royal Bancshares of Pennsylvania, Inc. Class A	1,328	6,799
	S&T Bancorp, Inc.	3,400	115,940
	S.Y. Bancorp, Inc.	1,972	54,309
	Safety Insurance Group, Inc.	4,400	167,156
	Sanders Morris Harris Group, Inc.	764	5,654
	Sandy Spring Bancorp, Inc.	2,600	55,822
	SCBT Financial Corp.	1,600	54,224
	Schwab (Charles) Corp.	11,900	227,528
*	Seabright Insurance Holdings	6,704	70,124
	Seacoast Banking Corp. of Florida	5,464	48,520
#	Security Bank Corp.	4,456	8,823
	SEI Investments Co.	2,900	51,272

21

	Selective Insurance Group, Inc.	6,600	156,750
	Shore Bancshares, Inc.	500	12,140
	SI Financial Group, Inc.	2,032	14,122
	Sierra Bancorp	2,587	51,637
*	Signature Bank	3,200	104,256
	Simmons First National Corp. Class A	1,876	58,194
#	Smithtown Bancorp, Inc.	200	3,934
	Somerset Hills Bancorp	430	3,655
	South Financial Group, Inc.	7,900	45,899
*	Southcoast Financial Corp.	900	4,635
	Southern Community Financial Corp.	3,187	12,366
	Southside Bancshares, Inc.	2,815	67,813
	Southwest Bancorp, Inc.	4,600	66,608
*	Sovereign Bancorp, Inc.	1,200	3,480
*	Specialty Underwriters’ Alliance, Inc.	1,554	5,408
	StanCorp Financial Group, Inc.	15,600	531,648
	State Auto Financial Corp.	5,330	140,392
	State Bancorp, Inc.	1,933	24,626
	State Street Corp.	31,200	1,352,520
	Sterling Bancorp	3,000	47,040
	Sterling Bancshares, Inc.	9,000	71,640
#	Sterling Financial Corp.	400	3,396
	Stewart Information Services Corp.	3,100	51,460
*	Stifel Financial Corp.	3,900	170,235
	Student Loan Corp.	200	7,300
	Suffolk Bancorp	2,292	74,375
*	Sun Bancorp, Inc.	3,230	32,300
	SunTrust Banks, Inc.	20,031	804,044
*	Superior Bancorp	75	415
	Susquehanna Bancshares, Inc.	15,600	241,644
*	SVB Financial Group	4,800	246,960
#	Synovus Financial Corp.	48,400	499,972
	T. Rowe Price Group, Inc.	5,100	201,654
	Taylor Capital Group, Inc.	2,000	22,500
	TCF Financial Corp.	30,900	548,166
*	TD Ameritrade Holding Corp.	14,000	186,060
*	Tejon Ranch Co.	3,900	113,334
#	Temecula Valley Bancorp, Inc.	56	193
*	Tennessee Commerce Bancorp, Inc.	200	2,044
*	Texas Capital Bancshares, Inc.	7,130	127,271
	TFS Financial Corp.	24,400	318,908
*	The Bancorp, Inc.	2,708	10,128
#	The Colonial BancGroup, Inc.	2,600	10,634
	The Goldman Sachs Group, Inc.	32,210	2,979,425
*	The NASDAQ OMX Group, Inc.	10,200	331,092
	The Savannah Bancorp, Inc.	471	5,482
* #	The St. Joe Corp.	11,300	349,396
	The Travelers Companies, Inc.	41,600	1,770,080
	The Wilber Corp.	790	6,130
	Thomas Properties Group, Inc.	3,101	21,552
*	Thomas Weisel Partners Group, Inc.	3,700	20,794
	TIB Financial Corp.	1,866	8,416
	Tompkins Financial Corp.	500	24,500
	Torchmark Corp.	1,600	66,832
#	Tower Group, Inc.	3,236	68,053

22

	TowneBank	1,300	28,431
*	Tradestation Group, Inc.	7,800	61,074
	Transatlantic Holdings, Inc.	14,600	625,610
*	Tree.com, Inc.	876	2,374
	TriCo Bancshares	3,100	66,774
	TrustCo Bank Corp.	13,300	161,861
	Trustmark Corp.	8,610	176,677
	U.S. Bancorp	29,600	882,376
#	UCBH Holdings, Inc.	19,300	101,904
	UMB Financial Corp.	3,594	162,916
	Umpqua Holdings Corp.	5,460	92,929
	Union Bankshares Corp.	1,900	45,277
	United Bankshares, Inc.	4,940	157,586
*	United Capital Corp.	720	16,020
#	United Community Banks, Inc.	8,968	117,660
	United Community Financial Corp.	5,043	23,652
	United Financial Bancorp, Inc.	2,520	35,280
	United Fire & Casualty Co.	7,800	180,726
#	United Security Bancshares	709	9,926
	United Western Bancorp, Inc.	1,547	17,558
	Unitrin, Inc.	17,500	367,500
*	Universal American Corp.	7,000	61,950
	Universal Insurance Holdings, Inc.	2,300	6,164
	Univest Corp. of Pennsylvania	2,019	62,468
	Unum Group	70,900	1,116,675
#	Valley National Bancorp	17,430	331,170
	ViewPoint Financial Group	1,187	20,179
	VIST Financial Corp.	400	4,408
	W. R. Berkley Corp.	20,800	546,416
	Wachovia Corp.	18,700	119,867
	Waddell & Reed Financial, Inc.	4,100	59,532
	Wainwright Bank & Trust Co.	95	785
	Washington Federal, Inc.	9,200	162,104
	Washington Trust Bancorp, Inc.	2,500	53,300
*	Waterstone Financial, Inc.	5,380	44,385
	Webster Financial Corp.	13,900	257,706
	Wells Fargo & Co.	163,900	5,580,795
	Wesbanco, Inc.	2,431	66,075
	Wesco Financial Corp.	700	230,993
	West Bancorporation	2,310	28,875
	West Coast Bancorp	200	1,744
	Westamerica Bancorporation	2,000	114,500
	White Mountains Insurance Group, Ltd.	2,200	757,900
	Whitney Holding Corp.	20,156	382,964
*	Willis Group Holdings, Ltd.	1,797	47,153
	Willow Financial Bancorp, Inc.	3,172	27,438
#	Wilmington Trust Corp.	6,700	193,362
	Wilshire Bancorp, Inc.	9,100	100,373
	Wintrust Financial Corp.	2,105	53,888
*	World Acceptance Corp.	5,100	94,248
	Yadkin Valley Financial Corp.	1,330	19,804
	Zenith National Insurance Corp.	10,300	338,458
#	Zions Bancorporation	11,807	449,965
*	ZipRealty, Inc.	4,400	12,716
Total Financials			99,830,588

23

Health Care — (9.3%)
	Abbott Laboratories	18,800	1,036,820
* #	ABIOMED, Inc.	4,900	71,442
*	Abraxis Bioscience, Inc.	525	33,254
*	Acadia Pharmaceuticals, Inc.	900	1,710
*	Accelrys, Inc.	3,920	18,777
*	Accuray, Inc.	12,200	77,104
*	Acorda Therapeutics, Inc.	3,600	73,440
*	Adolor Corp.	8,935	28,145
*	Advanced Medical Optics, Inc.	12,700	78,359
	Aetna, Inc.	21,100	524,757
*	Affymetrix, Inc.	1,700	6,273
*	Air Methods Corp.	1,700	28,526
*	Akorn, Inc.	6,306	19,612
*	Alexion Pharmaceuticals, Inc.	2,400	97,800
*	Alexza Pharmaceuticals, Inc.	3,206	9,137
*	Alkermes, Inc.	14,100	139,308
#	Allergan, Inc.	8,800	349,096
*	Alliance Imaging, Inc.	8,700	70,905
*	Allied Healthcare International, Inc.	6,637	9,624
*	Allion Healthcare, Inc.	5,151	22,304
*	Allos Therapeutics, Inc.	7,891	57,683
	Allscripts-Misys Healthcare Solutions, Inc.	13,900	90,350
*	Almost Family, Inc.	800	38,528
* #	Alnylam Pharmaceuticals, Inc.	2,930	67,390
	Alpharma, Inc. Class A	7,100	222,301
* #	AMAG Pharmaceuticals, Inc.	5,000	152,900
*	Amedisys, Inc.	6,186	348,952
*	American Caresource Holding, Inc.	1,300	9,750
*	American Dental Partners, Inc.	3,395	29,638
*	American Medical Systems Holdings, Inc.	21,400	231,548
*	AMERIGROUP Corp.	18,100	452,500
	AmerisourceBergen Corp.	23,200	725,464
*	Amgen, Inc.	25,205	1,509,527
*	AMICAS, Inc.	8,943	16,545
*	AMN Healthcare Services, Inc.	6,200	55,738
*	Amsurg Corp.	8,546	213,137
* #	Amylin Pharmaceuticals, Inc.	1,400	14,294
	Analogic Corp.	3,500	154,560
*	AngioDynamics, Inc.	6,400	80,640
*	Anika Therapeutics, Inc.	200	1,206
* #	Antigenics, Inc.	8,115	6,086
	Applied Biosystems, Inc.	4,400	135,652
*	Arena Pharmaceuticals, Inc.	10,000	36,800
* #	Ariad Pharmaceuticals, Inc.	4,800	9,552
*	Arqule, Inc.	5,800	16,008
* #	Array BioPharma, Inc.	4,200	20,664
*	ArthroCare Corp.	3,800	78,964
*	Aspect Medical Systems, Inc.	700	2,310
*	Assisted Living Concepts, Inc.	9,700	48,209
*	AtriCure, Inc.	3,000	19,410
*	ATS Medical, Inc.	3,900	10,335
* #	Auxilium Pharmaceuticals, Inc.	4,200	82,530
*	AVI BioPharma, Inc.	1,500	1,290

24

*	Avigen, Inc.	400	240
	Bard (C.R.), Inc.	1,900	167,675
*	Barr Laboratories, Inc.	8,000	514,080
	Baxter International, Inc.	13,100	792,419
	Beckman Coulter, Inc.	9,100	454,272
	Becton Dickinson & Co.	3,800	263,720
*	BioCryst Pharmaceuticals, Inc.	3,950	6,320
*	Biogen Idec, Inc.	11,200	476,560
*	Bio-Imaging Technologies, Inc.	2,600	10,556
*	BioLase Technology, Inc.	4,600	8,004
* #	BioMarin Pharmaceutical, Inc.	1,419	25,996
*	BioMimetic Therapeutics, Inc.	4,295	35,133
* #	Bio-Rad Laboratories, Inc. Class A	2,277	194,410
*	Bio-Rad Laboratories, Inc. Class B	100	8,511
*	Bio-Reference Laboratories, Inc.	3,100	76,229
*	BioSante Pharmaceuticals, Inc.	5,797	18,724
*	BioScrip, Inc.	5,500	16,500
*	BioSphere Medical, Inc.	1,100	2,915
*	Boston Scientific Corp.	15,800	142,674
*	Bovie Medical Corp.	500	3,175
	Bristol-Myers Squibb Co.	30,600	628,830
#	Brookdale Senior Living, Inc.	15,000	129,300
*	Bruker BioSciences Corp.	6,600	26,994
*	BSD Medical Corp.	1,500	7,650
*	Caliper Life Sciences, Inc.	9,500	13,300
	Cambrex Corp.	1,100	4,950
*	Candela Corp.	145	97
*	Cantel Medical Corp.	5,252	50,419
*	Capital Senior Living Corp.	5,168	23,204
*	Caraco Pharmaceutical Laboratories, Ltd.	200	2,034
*	Cardiac Science Corp.	7,136	66,579
*	Cardica, Inc.	2,900	15,747
	Cardinal Health, Inc.	13,800	527,160
*	Cardium Therapeutics, Inc.	3,400	2,975
*	Catalyst Health Solutions, Inc.	12,700	214,249
*	Celera Corp.	20,600	232,986
* #	Celgene Corp.	4,351	279,595
*	Centene Corp.	13,300	250,572
* #	Cephalon, Inc.	700	50,204
* #	Cepheid, Inc.	5,000	59,350
*	Cerner Corp.	9,100	338,793
*	Cerus Corp.	1,900	3,477
*	Charles River Laboratories International, Inc.	8,100	290,223
#	Chemed Corp.	4,500	197,055
	Cigna Corp.	17,602	286,913
* #	Clinical Data, Inc.	4,700	51,700
*	CombinatoRx, Inc.	2,200	1,408
*	Community Health Systems, Inc.	24,200	496,100
	Computer Programs & Systems, Inc.	700	19,383
*	Conceptus, Inc.	2,900	46,980
*	CONMED Corp.	9,016	236,219
*	Continucare Corp.	15,725	37,111
#	Cooper Companies, Inc.	5,500	90,640
*	Corvel Corp.	3,200	85,824
*	Covance, Inc.	200	10,000

25

*	Coventry Health Care, Inc.	11,400	150,366
*	CPEX Pharmaceuticals, Inc.	320	3,728
*	Cross Country Healthcare, Inc.	500	5,660
*	CryoLife, Inc.	3,000	40,200
*	Cubist Pharmaceuticals, Inc.	2,700	68,553
*	Cutera, Inc.	2,938	25,002
*	CV Therapeutics, Inc.	6,100	56,913
*	Cyberonics, Inc.	4,100	52,234
*	Cyclacel Pharmaceuticals, Inc.	1,900	874
*	Cynosure, Inc. Class A	500	4,380
*	Cypress Bioscience, Inc.	2,000	10,880
*	Cytokinetics, Inc.	7,043	20,073
*	Cytori Therapeutics, Inc.	1,800	7,200
	Datascope Corp.	3,800	190,646
*	DaVita, Inc.	8,200	465,350
* #	Dendreon Corp.	8,200	40,344
	DENTSPLY International, Inc.	800	24,304
*	Dexcom, Inc.	300	1,356
*	Dialysis Corp. of America	1,400	10,654
*	Digirad Corp.	2,355	1,978
*	Dionex Corp.	1,100	59,213
*	Discovery Laboratories, Inc.	1,800	3,294
*	Durect Corp.	6,000	24,660
*	Dyax Corp.	4,900	16,415
*	Dynacq Healthcare, Inc.	1,399	4,827
*	Dynavax Technologies Corp.	1,200	360
*	Eclipsys Corp.	13,100	194,535
* #	Edwards Lifesciences Corp.	5,100	269,484
	Eli Lilly & Co.	32,400	1,095,768
*	Emageon, Inc.	846	2,064
*	Emergent Biosolutions, Inc.	4,300	77,443
* #	Emeritus Corp.	12,100	139,513
*	Endo Pharmaceuticals Holdings, Inc.	19,030	352,055
*	Endologix, Inc.	6,910	14,304
*	Enzo Biochem, Inc.	8,300	47,891
*	eResearch Technology, Inc.	5,300	34,238
*	ev3, Inc.	28,900	186,983
*	Exactech, Inc.	2,886	58,297
*	Exelixis, Inc.	1,600	5,504
*	Express Scripts, Inc.	5,200	315,172
*	Five Star Quality Care, Inc.	4,600	9,016
*	Forest Laboratories, Inc.	38,532	895,098
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	19,976
*	Genentech, Inc.	8,900	738,166
*	Genomic Health, Inc.	1,200	22,116
* #	Gen-Probe, Inc.	500	23,530
*	Gentiva Health Services, Inc.	7,200	195,480
*	Genzyme Corp.	6,000	437,280
* #	Geron Corp.	20,627	82,095
*	Gilead Sciences, Inc.	10,200	467,670
*	Greatbatch, Inc.	5,500	119,625
* #	GTx, Inc.	700	9,884
*	Haemonetics Corp.	4,000	236,240
* #	Halozyme Therapeutics, Inc.	8,500	40,715
*	Hanger Orthopedic Group, Inc.	2,300	38,318

26

*	Harvard Bioscience, Inc.	1,400	4,340
*	Health Grades, Inc.	2,200	4,730
*	Health Management Associates, Inc.	39,200	82,320
*	Health Net, Inc.	33,100	426,328
* #	HEALTHSOUTH Corp.	7,100	89,034
*	HealthSpring, Inc.	11,500	189,980
*	HealthStream, Inc.	2,062	4,640
*	HealthTronics, Inc.	9,776	18,965
*	Healthways, Inc.	1,000	10,100
* #	Henry Schein, Inc.	13,013	609,139
#	Hill-Rom Holdings, Inc.	18,800	427,888
*	Hi-Tech Pharmacal Co., Inc.	2,500	18,225
*	HLTH Corp.	7,900	65,491
*	HMS Holdings Corp.	1,500	37,155
*	Hollis-Eden Pharmaceuticals, Inc.	1,300	1,352
* #	Hologic, Inc.	16,100	197,064
*	Home Diagnostics, Inc.	3,440	29,962
*	Hospira, Inc.	23,300	648,206
*	Human Genome Sciences, Inc.	1,400	4,522
*	Humana, Inc.	12,000	355,080
*	iBioPharma, Inc.	3,100	2,604
*	ICU Medical, Inc.	1,600	51,248
*	Idenix Pharmaceuticals, Inc.	7,800	43,056
*	Idera Pharmaceuticals, Inc.	1,800	17,496
* #	IDEXX Laboratories, Inc.	4,100	144,279
*	IDM Pharma, Inc.	1,920	3,149
*	I-Flow Corp.	3,000	16,920
* #	Illumina, Inc.	4,900	151,067
*	ImClone Systems, Inc.	4,500	309,420
*	Immucor, Inc.	3,256	86,447
*	ImmunoGen, Inc.	1,987	9,200
*	Immunomedics, Inc.	5,800	8,700
	IMS Health, Inc.	4,000	57,360
*	Incyte Corp.	7,000	29,050
*	Indevus Pharmaceuticals, Inc.	5,000	13,350
*	Infinity Pharmaceuticals, Inc.	2,797	13,230
*	Inspire Pharmaceuticals, Inc.	1,300	4,758
*	Integra LifeSciences Holdings	5,100	191,454
*	IntegraMed America, Inc.	1,156	5,965
* #	InterMune, Inc.	4,500	66,285
* #	Introgen Therapeutics, Inc.	3,545	1,418
*	Intuitive Surgical, Inc.	1,100	190,069
	Invacare Corp.	9,700	176,443
*	InVentiv Health, Inc.	3,757	35,579
*	Inverness Medical Innovations, Inc.	7,700	147,455
*	Invitrogen Corp.	15,300	440,487
*	IRIS International, Inc.	4,200	46,830
*	Isis Pharmaceuticals, Inc.	4,500	63,270
*	Javelin Pharmaceuticals, Inc.	1,200	1,704
	Johnson & Johnson	43,375	2,660,623
*	Kendle International, Inc.	2,500	45,175
*	Kensey Nash Corp.	2,700	68,553
*	Keryx Biopharmaceuticals, Inc.	885	141
*	Kinetic Concepts, Inc.	1,300	31,473
*	King Pharmaceuticals, Inc.	80,500	707,595

27

*	K-V Pharmaceutical Co. Class A	5,200	88,400
*	K-V Pharmaceutical Co. Class B	400	6,660
*	Laboratory Corp. of America Holdings	3,400	209,066
	Landauer, Inc.	400	21,624
*	Lannet Co., Inc.	1,278	3,642
*	Lexicon Pharmaceuticals, Inc.	17,128	26,891
*	LHC Group, Inc.	2,500	88,200
*	LifePoint Hospitals, Inc.	17,400	417,078
*	Ligand Pharmaceuticals, Inc. Class B	7,300	15,111
* #	Lincare Holdings, Inc.	14,000	368,900
*	Luminex Corp.	2,700	50,355
*	Magellan Health Services, Inc.	12,200	450,668
* #	Mannkind Corp.	6,100	22,936
#	Martek Biosciences Corp.	8,000	238,640
*	Matrixx Initiatives, Inc.	2,100	34,419
*	Maxygen, Inc.	5,350	22,417
	McKesson Corp.	13,400	492,986
*	Medarex, Inc.	12,100	85,063
*	MedCath Corp.	5,100	78,642
*	Medco Health Solutions, Inc.	13,410	508,910
*	Medical Action Industries, Inc.	3,350	38,525
*	Medical Staffing Network Holdings, Inc.	4,100	1,763
*	MediciNova, Inc.	361	818
	Medicis Pharmaceutical Corp. Class A	11,500	164,105
* #	Medivation, Inc.	2,000	37,540
*	MEDTOX Scientific, Inc.	1,408	13,869
	Medtronic, Inc.	23,600	951,788
#	Mentor Corp.	3,300	55,770
	Merck & Co., Inc.	18,200	563,290
#	Meridian Bioscience, Inc.	4,300	105,694
*	Merit Medical Systems, Inc.	6,709	122,775
*	Metropolitan Health Networks, Inc.	8,000	16,000
* #	Micromet, Inc.	8,800	36,520
*	Micrus Endovascular Corp.	300	3,540
* #	MiddleBrook Pharmaceuticals, Inc.	1,500	2,025
* #	Millipore Corp.	600	31,134
*	Minrad International, Inc.	400	296
*	Molecular Insight Pharmaceuticals, Inc.	35	175
*	Molina Healthcare, Inc.	8,500	189,295
*	Momenta Pharmaceuticals, Inc.	6,800	61,948
*	MTS Medication Technologies	500	1,975
*	MWI Veterinary Supply, Inc.	1,700	58,871
* #	Mylan, Inc.	15,000	128,550
*	Myriad Genetics, Inc.	800	50,472
*	Nabi Biopharmaceuticals	15,365	60,231
	National Healthcare Corp.	3,700	151,737
	National Research Corp.	490	14,029
*	Natus Medical, Inc.	2,231	34,134
* #	Nektar Therapeutics	15,900	87,927
*	Neogen Corp.	2,751	81,072
*	Neurocrine Biosciences, Inc.	1,000	4,130
*	Neurometric, Inc.	900	1,170
*	Nighthawk Radiology Holdings, Inc.	2,300	10,557
*	NMT Medical, Inc.	2,000	2,180
*	Northstar Neuroscience, Inc.	63	82

28

*	Novacea, Inc.	5,200	6,916
* #	NovaMed, Inc.	5,100	18,054
*	Novavax, Inc.	9,096	20,466
*	Noven Pharmaceuticals, Inc.	900	10,125
*	NPS Pharmaceuticals, Inc.	5,898	41,286
*	Nutraceutical International Corp.	2,781	25,446
*	NuVasive, Inc.	3,200	150,688
* #	NxStage Medical, Inc.	1,100	4,466
*	Odyssey Healthcare, Inc.	5,300	50,827
	Omnicare, Inc.	35,400	975,978
*	Omnicell, Inc.	2,600	28,548
* #	Omrix Biopharmaceuticals, Inc.	1,800	31,194
*	Onyx Pharmaceuticals, Inc.	1,900	51,262
*	OraSure Technologies, Inc.	6,541	30,154
*	Orchid Cellmark, Inc.	2,077	2,451
*	OSI Pharmaceuticals, Inc.	2,500	94,875
*	Osteotech, Inc.	4,900	15,631
	Owens & Minor, Inc.	3,500	151,445
*	Pain Therapeutics, Inc.	8,075	73,806
*	Par Pharmaceutical Cos, Inc.	5,700	57,000
*	Parexel International Corp.	2,200	22,880
*	Patterson Companies, Inc.	3,786	95,899
*	PDI, Inc.	3,664	17,770
	PDL BioPharma, Inc.	28,051	273,497
*	Pediatrix Medical Group, Inc.	8,600	332,390
	PerkinElmer, Inc.	35,900	644,046
#	Perrigo Co.	8,300	282,200
	Pfizer, Inc.	361,965	6,410,400
#	Pharmaceutical Products Development Service, Inc.	1,300	40,274
*	Pharmanet Development Group, Inc.	3,100	4,960
*	Phase Forward, Inc.	6,100	87,047
*	PHC, Inc.	200	398
*	Pozen, Inc.	600	3,702
*	Progenics Pharmaceuticals, Inc.	6,801	68,078
*	Providence Service Corp.	2,500	3,000
*	PSS World Medical, Inc.	10,900	197,726
*	Psychiatric Solutions, Inc.	13,100	436,099
*	QuadraMed Corp.	160	952
	Quest Diagnostics, Inc.	17,500	819,000
* #	Questcor Pharmaceuticals, Inc.	4,500	34,830
*	Quidel Corp.	5,400	85,374
*	Quigley Corp.	200	732
* #	RadNet, Inc.	3,900	13,416
*	Regeneration Technologies, Inc.	14,800	45,140
*	Regeneron Pharmaceuticals, Inc.	10,500	202,650
*	RehabCare Group, Inc.	3,000	51,390
*	Repligen Corp.	6,600	26,466
*	Repros Therapeutics, Inc.	200	1,568
*	Res-Care, Inc.	5,700	87,837
*	ResMed, Inc.	9,100	311,766
* #	Rigel Pharmaceuticals, Inc.	3,900	33,969
*	Rochester Medical Corp.	1,800	22,500
*	Rockwell Medical Technologies, Inc.	1,800	4,572
*	Salix Pharmaceuticals, Ltd.	2,752	25,318
*	Sangamo BioSciences, Inc.	2,400	18,744

29

*	Santarus, Inc.	4,000	6,720
	Schering-Plough Corp.	44,800	649,152
*	SciClone Pharmaceuticals, Inc.	1,000	910
*	Seattle Genetics, Inc.	7,200	74,016
*	Senomyx, Inc.	200	500
*	Sepracor, Inc.	4,500	59,940
*	Sequenom, Inc.	2,400	43,200
* #	Sirona Dental Systems, Inc.	13,100	209,207
*	Somanetics Corp.	2,101	39,394
*	Sonic Innovations, Inc.	1,911	3,230
*	SonoSite, Inc.	3,400	71,638
*	Spectranetics Corp.	3,300	9,900
*	St. Jude Medical, Inc.	5,700	216,771
*	STAAR Surgical Co.	3,673	9,036
* #	Stereotaxis, Inc.	1,200	4,836
	Steris Corp.	10,300	350,612
*	Strategic Diagnostics, Inc.	3,100	4,123
	Stryker Corp.	6,400	342,144
*	Sun Healthcare Group, Inc.	12,700	145,796
*	SunLink Health Systems, Inc.	100	222
*	Sunrise Senior Living, Inc.	2,900	8,758
* #	SurModics, Inc.	1,500	39,750
*	Symmetry Medical, Inc.	7,000	90,440
*	Synovis Life Technologies, Inc.	2,900	50,721
*	Targacept, Inc.	1,924	11,390
	Techne Corp.	1,824	125,892
*	Telik, Inc.	664	159
*	Tenet Healthcare Corp.	33,000	144,540
*	The Medicines Co.	7,200	125,496
*	Theragenics Corp.	8,654	16,875
* #	Theravance, Inc.	200	1,356
*	Thermo Fisher Scientific, Inc.	4,400	178,640
*	Thoratec Corp.	4,300	105,866
	Trimeris, Inc.	5,605	18,328
*	U.S. Physical Therapy, Inc.	2,300	31,924
*	United Therapeutics Corp.	1,200	104,676
	UnitedHealth Group, Inc.	15,664	371,707
	Universal Health Services, Inc.	14,175	595,917
*	Uroplasty, Inc.	1,500	2,175
	Utah Medical Products, Inc.	6	158
#	Valeant Pharmaceuticals International	12,700	238,379
*	Varian Medical Systems, Inc.	3,600	163,836
*	Varian, Inc.	2,900	106,865
*	Vascular Solutions, Inc.	1,200	11,292
* #	VCA Antech, Inc.	7,600	137,560
*	Vertex Pharmaceuticals, Inc.	1,300	34,073
*	Vical, Inc.	6,252	10,253
* #	ViroPharma, Inc.	13,467	168,876
*	Vital Images, Inc.	3,099	40,442
*	Vivus, Inc.	2,144	13,057
*	VNUS Medical Technologies	2,700	41,661
*	Volcano Corp.	6,093	94,746
*	Waters Corp.	1,500	65,700
*	Watson Pharmaceuticals, Inc.	25,400	664,718
*	WebMD Health Corp. Class A	300	6,705

30

*	WellPoint, Inc.	48,400	1,881,308
	West Pharmaceutical Services, Inc.	5,000	199,600
*	Wright Medical Group, Inc.	7,000	162,260
	Wyeth	22,900	736,922
*	XenoPort, Inc.	1,500	62,415
	Young Innovations, Inc.	800	13,600
*	Zimmer Holdings, Inc.	10,900	506,087
*	Zoll Medical Corp.	3,250	78,260
* #	Zymogenetics, Inc.	7,400	23,680
Total Health Care			60,707,499

Industrials — (13.4%)
*	3-D Systems Corp.	1,100	11,957
	3M Co.	15,400	990,220
*	A. T. Cross Co. Class A	500	2,650
	A.O. Smith Corp.	5,700	179,835
	AAON, Inc.	3,900	64,311
*	AAR Corp.	5,600	89,544
	ABM Industries, Inc.	12,300	200,859
*	ACCO Brands Corp.	8,500	23,970
*	Accuride Corp.	5,715	1,829
*	Active Power, Inc.	200	84
	Actuant Corp.	13,700	245,641
#	Acuity Brands, Inc.	3,000	104,880
	Administaff, Inc.	4,200	83,958
*	AeroVironment, Inc.	2,300	82,616
*	AGCO Corp.	8,200	258,464
* #	AirTran Holdings, Inc.	12,000	49,080
	Alamo Group, Inc.	2,445	30,758
*	Alaska Air Group, Inc.	7,260	179,322
	Albany International Corp. Class A	6,700	97,552
	Alexander & Baldwin, Inc.	10,500	334,950
*	Allegiant Travel Co.	3,400	135,422
*	Alliant Techsystems, Inc.	3,300	271,920
* #	Allied Defense Group, Inc.	1,630	11,818
*	Allied Waste Industries, Inc.	89,200	929,464
*	Altra Holdings, Inc.	2,998	26,802
*	Amerco, Inc.	3,630	164,294
	American Ecology Corp.	1,600	28,064
	American Railcar Industries, Inc.	4,400	48,928
*	American Reprographics Co.	10,800	114,912
	American Science & Engineering, Inc.	1,584	99,634
*	American Superconductor Corp.	600	7,506
	American Woodmark Corp.	2,800	51,912
	Ameron International Corp.	2,100	98,700
	Ampco-Pittsburgh Corp.	600	14,184
*	AMR Corp.	4,370	44,618
*	AMREP Corp.	1,900	57,209
	Apogee Enterprises, Inc.	7,100	70,006
* #	Applied Energetics, Inc.	3,578	2,791
	Applied Industrial Technologies, Inc.	13,300	268,527
	Applied Signal Technologies, Inc.	2,000	35,840
*	Argon ST, Inc.	3,000	62,580
#	Arkansas Best Corp.	4,800	140,112
*	Arotech Corp.	457	292

31

*	Astec Industries, Inc.	2,800	71,176
*	Atlas Air Worldwide Holding, Inc.	2,400	46,368
	Avery Dennison Corp.	13,160	460,863
*	Avis Budget Group, Inc.	700	1,148
*	Axsys Technologies, Inc.	1,086	71,709
*	AZZ, Inc.	3,600	105,048
	B.F. Goodrich Co.	11,300	413,128
	Badger Meter, Inc.	1,600	40,320
*	Baker (Michael) Corp.	400	9,532
	Baldor Electric Co.	9,200	161,552
*	Baldwin Technology Co., Inc. Class A	1,650	3,267
	Barnes Group, Inc.	13,700	198,787
	Barrett Business Services, Inc.	2,500	27,500
*	BE Aerospace, Inc.	11,500	148,005
* #	Beacon Roofing Supply, Inc.	13,751	188,114
	Belden, Inc.	10,900	227,156
*	Blount International, Inc.	3,800	33,022
	BlueLinx Holdings, Inc.	7,100	19,099
	Boeing Co.	20,000	1,045,400
	Bowne & Co., Inc.	5,400	42,066
	Brady Co. Class A	12,000	372,000
*	Breeze-Eastern Corp.	700	5,877
#	Briggs & Stratton Corp.	5,100	80,376
*	BTU International, Inc.	800	3,968
	Bucyrus International, Inc.	2,000	48,260
*	Builders FirstSource, Inc.	7,000	26,600
	Burlington Northern Santa Fe Corp.	34,200	3,045,852
#	C&D Technologies, Inc.	7,000	24,500
	C.H. Robinson Worldwide, Inc.	7,600	393,528
*	Cano Petroleum, Inc.	1,900	1,102
	Carlisle Companies, Inc.	19,400	451,050
	Cascade Corp.	2,300	75,923
*	Casella Waste Systems, Inc. Class A	5,900	29,736
	Caterpillar, Inc.	13,400	511,478
*	CBIZ, Inc.	14,000	113,400
	CDI Corp.	3,000	39,000
*	CECO Environmental Corp.	800	2,240
*	Celadon Group, Inc.	5,700	60,933
* #	Cenveo, Inc.	3,100	14,973
*	Ceradyne, Inc.	6,400	150,400
	Champion Industries, Inc.	1,100	3,476
*	Chart Industries, Inc.	3,400	46,308
	Chase Corp.	700	10,206
	Cintas Corp.	11,500	272,550
	CIRCOR International, Inc.	5,700	174,705
	CLAROC, Inc.	7,200	254,808
*	Clean Harbors, Inc.	1,300	85,241
* #	Coleman Cable, Inc.	3,394	23,622
*	Columbus McKinnon Corp.	3,400	47,736
	Comfort Systems USA, Inc.	12,300	114,759
*	Commercial Vehicle Group, Inc.	1,400	1,862
*	Consolidated Graphics, Inc.	1,600	20,816
*	Continental Airlines, Inc.	33,600	635,712
	Con-way, Inc.	10,900	371,036
	Cooper Industries, Ltd.	14,700	454,965

32

* #	Copart, Inc.	6,400	223,360
*	Cornell Companies, Inc.	1,800	40,986
	Corporate Executive Board Co.	3,700	110,371
*	Corrections Corp. of America	23,900	456,729
*	CoStar Group, Inc.	3,500	126,070
* #	Covanta Holding Corp.	17,700	381,612
*	CPI Aerostructures, Inc.	200	1,340
*	CRA International, Inc.	900	24,354
	Crane Co.	14,200	232,454
* #	Crocs, Inc.	500	1,255
	CSX Corp.	40,100	1,833,372
	Cubic Corp.	3,600	80,100
	Cummins, Inc.	3,300	85,305
	Curtiss-Wright Corp.	12,900	476,010
	Danaher Corp.	15,300	906,372
	Deere & Co.	5,000	192,800
* #	Delta Air Lines, Inc.	5,900	64,782
	Deluxe Corp.	2,700	32,832
	Diamond Management & Technology Consultants, Inc.	200	796
*	Document Securities Systems, Inc.	200	280
	Donaldson Co., Inc.	800	28,120
*	Double Eagle Petroleum Co.	1,800	14,526
	Dover Corp.	17,100	543,267
	Ducommun, Inc.	1,400	28,266
*	DXP Enterprises, Inc.	2,800	39,088
*	Dynamex, Inc.	1,856	45,305
	Dynamic Materials Corp.	100	1,900
*	DynCorp International, Inc. Class A	4,151	54,876
#	Eagle Bulk Shipping, Inc.	11,000	109,670
*	Eagle Test Systems, Inc.	700	10,598
	Eastern Co.	500	5,875
	Eaton Corp.	6,400	285,440
	Electro Rent Corp.	5,040	60,430
*	EMCOR Group, Inc.	20,800	369,616
	Emerson Electric Co.	16,100	526,953
#	Encore Wire Corp.	4,800	92,016
* #	Energy Conversion Devices, Inc.	5,652	192,959
*	Energy Focus, Inc.	376	902
*	EnerSys Inc.	12,400	163,928
*	ENGlobal Corp.	2,049	8,995
	Ennis, Inc.	7,100	83,567
*	EnPro Industries, Inc.	6,300	139,923
	Equifax, Inc.	16,600	432,928
*	ESCO Technologies, Inc.	8,100	279,450
*	Esterline Technologies Corp.	9,300	335,265
* #	Evergreen Solar, Inc.	33,608	127,374
*	Exide Technologies	6,600	31,350
#	Expeditors International of Washington, Inc.	4,565	149,047
*	Exponent, Inc.	2,680	78,872
*	ExpressJet Holdings, Inc.	413	714
#	Fastenal Co.	5,300	213,378
	Federal Signal Corp.	16,200	137,862
	FedEx Corp.	24,600	1,608,102
*	First Advantage Corp.	1,100	12,023
* #	First Solar, Inc.	1,300	186,810

33

*	Flanders Corp.	5,407	33,523
	Flowserve Corp.	1,900	108,148
#	Fluor Corp.	2,000	79,860
	Forward Air Corp.	2,500	65,425
#	Franklin Electric Co., Inc.	2,000	84,320
	Freightcar America, Inc.	1,900	49,609
* #	FTI Consulting, Inc.	5,500	320,375
* #	Fuel Tech, Inc.	1,600	18,800
* #	FuelCell Energy, Inc.	6,200	29,636
*	Furmanite Corp.	4,600	36,800
	G & K Services, Inc. Class A	2,600	58,734
*	Gardner Denver Machinery, Inc.	12,900	330,498
	GATX Corp.	16,000	456,800
#	Genco Shipping & Trading, Ltd.	1,300	27,105
	GenCorp, Inc.	2,100	10,290
* #	General Cable Corp.	2,600	44,408
	General Dynamics Corp.	10,400	627,328
	General Electric Co.	635,490	12,398,410
*	Genesee & Wyoming, Inc.	2,800	93,380
*	GeoEye, Inc.	2,600	56,264
*	GeoPetro Resources Co.	2,100	2,625
*	Global Cash Access, Inc.	9,800	27,636
#	Gorman-Rupp Co.	2,400	75,480
*	GP Strategies Corp.	2,541	15,297
#	Graco, Inc.	3,100	76,663
*	Graftech International, Ltd.	7,300	59,203
	Granite Construction, Inc.	7,100	253,257
	Great Lakes Dredge & Dock Corp.	14,187	63,558
	Greenbrier Companies, Inc.	3,200	26,400
*	Griffon Corp.	8,989	75,867
	Hardinge, Inc.	3,134	21,844
	Harsco Corp.	9,300	220,131
* #	Hawaiian Holdings, Inc.	10,804	75,628
	Healthcare Services Group, Inc.	6,100	101,016
#	Heartland Express, Inc.	14,800	227,032
#	HEICO Corp.	2,700	103,869
	HEICO Corp. Class A	3,672	103,073
	Heidrick & Struggles International, Inc.	2,700	65,151
*	Herley Industries, Inc.	300	3,990
#	Herman Miller, Inc.	2,800	61,600
*	Hexcel Corp.	7,900	104,280
*	Hill International, Inc.	5,300	33,284
	Hi-Shear Technology Corp.	200	2,010
#	HNI Corp.	13,700	250,984
	Honeywell International, Inc.	11,800	359,310
#	Horizon Lines, Inc. Class A	400	1,876
	Houston Wire & Cable Co.	2,700	31,104
*	HQ Sustainable Maritime Industries, Inc.	1,500	6,150
*	Hub Group, Inc. Class A	5,102	160,458
	Hubbell, Inc. Class A	288	11,736
	Hubbell, Inc. Class B	11,700	419,679
*	Hudson Highland Group, Inc.	3,100	16,244
*	Hurco Companies, Inc.	900	20,250
*	Huron Consulting Group, Inc.	2,200	119,614
*	ICT Group, Inc.	4,433	23,362

34

	IDEX Corp.	26,300	609,634
*	IHS, Inc.	6,700	237,113
*	II-VI, Inc.	5,500	154,495
	IKON Office Solutions, Inc.	5,700	98,211
#	Illinois Tool Works, Inc.	25,300	844,767
	Ingersoll-Rand Co., Ltd. Class A	391	7,214
*	Insituform Technologies, Inc. Class A	8,700	116,841
	Insteel Industries, Inc.	300	3,078
*	Integrated Electrical Services, Inc.	2,291	28,019
*	Interline Brands, Inc.	5,400	57,456
*	International Shipholding Corp.	800	19,672
*	Intersections, Inc.	3,801	31,928
	ITT Industries, Inc.	14,800	658,600
#	J.B. Hunt Transport Services, Inc.	4,500	127,935
*	Jacobs Engineering Group, Inc.	700	25,501
* #	JetBlue Airways Corp.	1,300	7,215
	John Bean Technologies Corp.	669	5,606
#	Joy Global, Inc.	3,100	89,838
*	Kadant, Inc.	2,500	41,100
	Kaman Corp. Class A	500	12,765
*	Kansas City Southern	10,400	321,048
	Kaydon Corp.	8,600	287,326
	Kelly Services, Inc. Class A	9,876	140,634
*	Kenexa Corp.	500	4,455
	Kennametal, Inc.	23,500	498,670
*	Key Technology, Inc.	800	12,952
*	Kforce, Inc.	8,300	65,321
*	Kirby Corp.	12,700	435,864
	Knight Transportation, Inc.	12,600	200,340
	Knoll, Inc.	6,700	96,882
*	Korn/Ferry International	14,200	197,238
*	K-Tron International, Inc.	300	28,197
*	L.B. Foster Co. Class A	200	5,500
	L.S. Starrett Co. Class A	1,100	15,620
	L-3 Communications Holdings, Inc.	9,600	779,232
*	LaBarge, Inc.	3,526	48,483
*	Ladish Co., Inc.	2,060	35,082
	Landstar System, Inc.	2,500	96,475
*	Layne Christensen Co.	1,400	36,792
*	Learning Tree International, Inc.	1,000	12,750
*	LECG Corp.	4,600	22,080
	Lennox International, Inc.	10,000	298,200
	Lincoln Electric Holdings, Inc.	600	25,890
#	Lindsay Corp.	400	19,032
*	LMI Aerospace, Inc.	1,900	29,013
	Lockheed Martin Corp.	5,800	493,290
	LSI Industries, Inc.	2,200	17,270
*	M&F Worldwide Corp.	6,600	152,130
*	Mac-Gray Corp.	3,628	27,537
*	Magnetek, Inc.	6,300	13,545
	Manpower, Inc.	13,000	404,690
*	Marten Transport, Ltd.	3,000	55,140
	Masco Corp.	73,900	750,085
	McGrath Rentcorp	4,542	103,285
*	Medialink Worldwide, Inc.	200	28

35

	Met-Pro Corp.	2,266	26,467
*	Mettler Toledo International, Inc.	1,500	114,810
*	MFRI, Inc.	1,157	8,180
*	Microvision, Inc.	600	1,038
* #	Middleby Corp.	1,100	44,429
*	Miller Industries, Inc.	2,600	15,860
	Mine Safety Appliances Co.	6,300	170,100
*	Mobile Mini, Inc.	11,900	199,920
*	Monster Worldwide, Inc.	10,700	152,368
*	Moog, Inc. Class A	11,700	410,904
#	MSC Industrial Direct Co., Inc. Class A	3,600	129,096
	Mueller Industries, Inc.	9,400	214,978
	Mueller Water Products, Inc.	4,500	31,500
	Mueller Water Products, Inc. Class B	21,700	142,786
	Multi-Color Corp.	717	14,125
	NACCO Industries, Inc. Class A	2,200	135,542
	National Technical Systems, Inc.	2,174	9,272
*	Navigant Consulting, Inc.	11,400	184,338
*	NCI Building Systems, Inc.	6,700	124,687
	Nordson Corp.	8,000	295,440
	Norfolk Southern Corp.	36,900	2,211,786
*	North America Galvanizing & Coatings, Inc.	2,440	8,955
	Northrop Grumman Corp.	28,200	1,322,298
* #	Old Dominion Freight Line, Inc.	11,500	348,910
*	On Assignment, Inc.	9,400	61,100
*	Orbital Sciences Corp.	10,700	219,243
	Oshkosh Truck Corp. Class B	13,800	105,708
* #	Owens Corning, Inc.	15,700	246,961
*	P.A.M. Transportation Services, Inc.	1,900	16,492
	Paccar, Inc.	11,800	345,032
	Pall Corp.	2,400	63,384
	Parker Hannifin Corp.	19,500	756,015
*	Park-Ohio Holdings Corp.	2,500	18,975
	Pentair, Inc.	4,300	118,852
*	Perini Corp.	4,800	91,296
*	PGT, Inc.	7,842	16,233
*	Pike Electric Corp.	7,100	62,125
*	Pinnacle Airlines Corp.	2,500	6,825
	Pitney Bowes, Inc.	1,400	34,692
*	Plug Power, Inc.	17,700	17,346
	Portec Rail Products, Inc.	2,413	16,239
*	Powell Industries, Inc.	1,400	25,914
*	Power-One, Inc.	15,157	16,824
	Precision Castparts Corp.	15,900	1,030,479
* #	Protection One, Inc.	1,584	11,642
	Providence & Worcester Railroad Co.	50	700
*	Quality Distribution, Inc.	200	408
	Quanex Building Products Corp.	1,000	9,160
*	Quanta Services, Inc.	5,800	114,608
	Quixote Corp.	100	642
	R. R. Donnelley & Sons Co.	40,300	667,771
	Raven Industries, Inc.	1,300	41,847
	Raytheon Co.	37,400	1,911,514
*	RBC Bearings, Inc.	6,400	151,872
*	RCM Technologies, Inc.	1,742	1,986

36

	Regal-Beloit Corp.	6,660	216,850
	Republic Services, Inc.	3,350	79,395
*	Resources Connection, Inc.	6,400	110,976
	Robbins & Myers, Inc.	7,500	153,000
#	Robert Half International, Inc.	200	3,774
	Rockwell Automation, Inc.	5,100	141,117
	Rockwell Collins, Inc.	2,100	78,183
	Rollins, Inc.	3,750	65,888
	Roper Industries, Inc.	7,965	361,213
*	Rush Enterprises, Inc. Class A	400	3,748
*	Rush Enterprises, Inc. Class B	700	7,469
	Ryder System, Inc.	17,300	685,426
	Schawk, Inc.	5,300	69,589
*	School Specialty, Inc.	2,600	54,600
	Servotronics, Inc.	400	2,360
*	Shaw Group, Inc.	900	16,101
*	SIFCO Industries, Inc.	1,400	7,980
	Simpson Manufacturing Co., Inc.	15,300	352,512
	SkyWest, Inc.	10,100	155,641
*	SL Industries, Inc.	200	2,120
	Southwest Airlines Co.	94,900	1,117,922
*	Sparton Corp.	1,700	3,451
	SPX Corp.	6,200	240,188
*	Standard Parking Corp.	1,300	27,248
	Standard Register Co.	1,300	10,569
	Standex International Corp.	3,920	101,175
	Steelcase, Inc. Class A	19,100	177,630
* #	Stericycle, Inc.	2,100	122,703
*	Sterling Construction Co., Inc.	2,700	35,667
#	Sun Hydraulics, Inc.	1,400	29,316
* #	Synutra International, Inc.	506	7,084
	Sypris Solutions, Inc.	400	372
	TAL International Group, Inc.	900	14,904
*	Taleo Corp. Class A	2,900	40,020
*	Taser International, Inc.	4,500	22,545
*	Team, Inc.	1,500	41,655
	Tecumseh Products Co. Class A	2,700	50,004
*	Teledyne Technologies, Inc.	3,100	141,267
	Teleflex, Inc.	12,600	667,674
*	TeleTech Holdings, Inc.	5,600	50,624
	Tennant Co.	2,400	60,216
*	Terex Corp.	8,500	141,865
*	Tetra Tech, Inc.	7,960	175,040
#	Textron, Inc.	22,500	398,250
*	The Advisory Board Co.	1,500	36,975
	The Brink’s Co.	9,000	436,410
	The Dun & Bradstreet Corp.	1,900	140,011
*	The GEO Group, Inc.	5,000	88,300
	The Manitowoc Co., Inc.	200	1,968
*	Thomas & Betts Corp.	16,700	396,625
	Thomas Group, Inc.	600	624
	Timken Co.	31,600	501,808
#	Titan International, Inc.	7,950	91,902
	Toro Co.	6,300	211,932
*	Trailer Bridge, Inc.	500	2,250

37

*	TransDigm Group, Inc.	6,800	204,952
*	TRC Companies, Inc.	865	1,566
* #	Trex Co., Inc.	3,400	55,454
	Trinity Industries, Inc.	25,000	422,000
	Triumph Group, Inc.	4,100	179,826
*	TrueBlue, Inc.	11,400	94,962
*	TurboChef Technologies, Inc.	800	4,024
	Twin Disc, Inc.	1,616	12,524
*	U.S. Home Systems, Inc.	1,540	3,265
#	UAL Corp.	11,100	161,616
*	Ultralife Corp.	3,700	32,153
	Union Pacific Corp.	50,100	3,345,177
	United Parcel Service, Inc.	13,700	723,086
*	United Rentals, Inc.	16,000	164,000
*	United Stationers, Inc.	3,700	138,343
	United Technologies Corp.	23,750	1,305,300
	Universal Forest Products, Inc.	3,000	70,950
*	Universal Truckload Services, Inc.	1,102	16,839
*	UQM Technologies, Inc.	1,000	2,200
*	URS Corp.	10,200	299,778
*	USA Truck, Inc.	3,278	48,416
*	USG Corp.	2,800	41,496
#	Valmont Industries, Inc.	200	10,956
*	Versar, Inc.	1,400	5,320
	Viad Corp.	6,200	135,470
	Vicor Corp.	7,030	49,140
*	Volt Information Sciences, Inc.	4,200	32,130
	VSE Corp.	1,200	39,348
#	W.W. Grainger, Inc.	2,700	212,139
	Wabash National Corp.	7,100	43,168
#	Wabtec Corp.	6,400	254,464
	Walter Industries, Inc.	1,100	42,625
*	Waste Connections, Inc.	4,400	148,940
#	Waste Management, Inc.	23,900	746,397
#	Watsco, Inc. Class A	6,000	246,540
	Watson Wyatt Worldwide, Inc.	10,200	433,194
	Watts Water Technologies, Inc.	4,900	129,507
*	WCA Waste Corp.	3,600	11,700
	Werner Enterprises, Inc.	18,140	355,907
*	WESCO International, Inc.	10,100	200,788
	Western Refining, Inc.	600	4,002
*	Willis Lease Finance Corp.	1,500	19,110
	Woodward Governor Co.	5,500	176,550
* #	YRC Worldwide, Inc.	15,500	70,990
Total Industrials			87,077,408

Information Technology — (11.3%)
*	3Com Corp.	90,569	247,253
*	Acacia Research	900	2,322
*	ACI Worldwide, Inc.	7,900	108,230
*	Actel Corp.	3,400	41,106
*	ActivIdentity Corp.	12,525	25,050
*	Activision Blizzard, Inc.	27,600	343,896
*	Actuate Corp.	12,592	35,761
	Acxiom Corp.	26,500	208,290

38

*	Adaptec, Inc.	33,258	106,758
*	ADC Telecommunications, Inc.	21,400	135,676
*	Adept Technology, Inc.	1,680	9,610
* #	Adobe Systems, Inc.	5,300	141,192
	Adtran, Inc.	11,200	170,240
*	Advanced Analogic Technologies, Inc.	896	2,697
*	Advanced Energy Industries, Inc.	11,300	120,571
* #	Advanced Micro Devices, Inc.	184,000	644,000
* #	Advent Software, Inc.	2,800	52,472
*	Aehr Test Systems	1,179	3,230
*	Aetrium, Inc.	1,600	3,504
*	Affiliated Computer Services, Inc. Class A	10,820	443,620
*	Agilent Technologies, Inc.	7,300	161,987
	Agilysys, Inc.	300	1,206
	Altera Corp.	13,400	232,490
*	Amdocs, Ltd.	30,213	681,605
*	American Commercial Lines, Inc.	4,500	33,435
	American Software, Inc. Class A	4,451	20,252
*	Amkor Technology, Inc.	21,810	88,549
#	Amphenol Corp.	2,900	83,085
*	Amtech Systems, Inc.	2,400	15,384
*	Anadigics, Inc.	7,400	13,024
	Analog Devices, Inc.	8,900	190,104
* #	Anixter International, Inc.	5,300	178,133
* #	Ansys, Inc.	1,545	44,233
*	Apple, Inc.	5,400	580,986
	Applied Materials, Inc.	23,400	302,094
*	Applied Micro Circuits Corp.	2,663	13,608
*	Ariba, Inc.	15,448	165,294
*	Arris Group, Inc.	33,300	230,103
*	Arrow Electronics, Inc.	34,500	602,025
*	Art Technology Group, Inc.	24,106	47,007
*	Aspen Technology, Inc.	2,700	21,141
*	Atheros Communications	11,100	199,467
	Atlantic Tele-Network, Inc.	2,571	62,552
*	Atmel Corp.	105,389	437,364
*	ATMI, Inc.	3,100	37,696
*	Autobytel, Inc.	5,901	4,603
*	Autodesk, Inc.	10,000	213,100
	Automatic Data Processing, Inc.	14,500	506,775
*	Avid Technology, Inc.	11,500	170,545
*	Avnet, Inc.	46,400	776,736
*	Avocent Corp.	15,300	229,806
	AVX Corp.	50,500	455,510
*	Aware, Inc.	3,006	6,764
*	AXT, Inc.	6,301	10,019
* #	Bankrate, Inc.	2,700	88,857
	Bel Fuse, Inc. Class B	1,800	39,060
*	Bell Microproducts, Inc.	4,900	4,410
*	Benchmark Electronics, Inc.	18,000	215,820
*	BigBand Networks, Inc.	10,400	38,480
	Black Box Corp.	3,500	106,435
	Blackbaud, Inc.	4,600	69,920
*	Blackboard, Inc.	3,200	78,336
*	Blue Coat Systems, Inc.	1,800	24,300

39

* #	BMC Software, Inc.	4,300	111,026
*	Bookham, Inc.	13,800	7,452
*	Bottomline Technologies, Inc.	3,600	28,368
*	Brightpoint, Inc.	7,500	43,200
* #	Broadcom Corp.	64,400	1,099,952
	Broadridge Financial Solutions, Inc.	32,200	389,620
*	Brocade Communications Systems, Inc.	88,407	333,294
*	BSQUARE Corp.	2,100	5,964
	CA, Inc.	22,900	407,620
*	Cabot Microelectronics Corp.	5,700	163,761
*	CACI International, Inc. Class A	9,600	395,328
*	Cadence Design Systems, Inc.	9,200	37,444
*	CalAmp Corp.	2,800	2,184
*	California Micro Devices Corp.	6,528	15,471
*	Callidus Software, Inc.	1,000	3,380
*	CallWave, Inc.	3,100	3,379
*	Captaris, Inc.	3,800	18,088
*	Cascade Microtech, Inc.	2,884	9,229
	Cass Information Systems, Inc.	2,100	72,975
*	Catapult Communications Corp.	2,700	11,529
*	CEVA, Inc.	4,300	36,550
*	Checkpoint Systems, Inc.	2,300	29,003
*	Chordiant Software, Inc.	400	1,328
*	Ciena Corp.	12,400	119,164
*	Cirrus Logic, Inc.	15,600	89,544
*	Cisco Sytems, Inc.	50,795	902,627
*	Citrix Systems, Inc.	20,500	528,285
*	Cogent, Inc.	26,228	239,724
	Cognex Corp.	6,500	104,130
*	Cognizant Technology Solutions Corp.	6,400	122,880
*	Coherent, Inc.	1,800	45,540
	Cohu, Inc.	6,200	87,668
* #	CommScope, Inc.	13,700	201,527
	Communications Systems, Inc.	2,400	19,200
*	Computer Sciences Corp.	32,700	986,232
*	Compuware Corp.	24,105	153,790
*	Comtech Telecommunications Corp.	5,900	285,678
* #	Concur Technologies, Inc.	5,800	146,334
*	Convergys Corp.	37,600	289,144
	Corning, Inc.	17,300	187,359
*	CPI International, Inc.	1,400	13,804
*	Cray, Inc.	11,577	36,352
* #	Cree, Inc.	9,800	192,374
*	CSG Systems International, Inc.	4,500	74,835
*	CyberOptics Corp.	1,680	13,003
*	CyberSource Corp.	21,500	261,225
*	Cymer, Inc.	1,500	36,705
*	Cypress Semiconductor Corp.	51,700	259,017
	Daktronics, Inc.	4,900	48,804
*	Datalink Corp.	1,300	4,004
	Dataram Corp.	133	170
*	DDi Corp.	5,386	24,129
*	DealerTrack Holdings, Inc.	2,500	26,825
*	Dell, Inc.	13,500	164,025
	Diebold, Inc.	600	17,832

40

*	Digi International, Inc.	3,940	40,346
*	Digimarc Corp.	994	9,940
*	Digital River, Inc.	11,500	284,970
*	Diodes, Inc.	5,400	53,352
* #	Dolby Laboratories, Inc.	1,400	44,198
*	Dot Hill Systems Corp.	9,669	11,506
*	Double-Take Software, Inc.	4,722	34,943
*	DSP Group, Inc.	4,600	28,980
* #	DST Systems, Inc.	8,600	348,988
*	DTS, Inc.	2,500	51,625
*	Dycom Industries, Inc.	5,500	48,840
*	Dynamics Research Corp.	1,760	13,552
*	EarthLink, Inc.	34,200	235,980
*	eBay, Inc.	22,500	343,575
*	Ebix, Inc.	1,200	30,516
*	Echelon Corp.	4,474	36,374
* #	Echostar Holding Corp.	280	5,438
*	EDGAR Online, Inc.	400	596
*	Edgewater Technology, Inc.	2,837	6,100
*	Electronic Arts, Inc.	46,700	1,063,826
*	Electronics for Imaging, Inc.	11,000	116,600
* #	Elixir Gaming Technologies, Inc.	2,200	308
*	EMC Corp.	79,700	938,866
* #	EMCORE Corp.	12,200	43,432
*	EMS Technologies, Inc.	2,400	50,160
*	Emulex Corp.	7,900	75,050
*	Endwave Corp.	1,814	5,986
*	Entegris, Inc.	31,554	84,880
*	Entorian Technologies, Inc.	1,369	698
*	Entrust, Inc.	13,151	18,411
*	Epicor Software Corp.	8,100	57,105
*	EPIQ Systems, Inc.	5,300	72,027
* #	Equinix, Inc.	1,845	115,165
*	Euronet Worldwide, Inc.	16,700	199,064
*	Exar Corp.	6,354	42,445
*	Extreme Networks, Inc.	22,274	40,984
*	F5 Networks, Inc.	4,110	102,010
#	FactSet Research Systems, Inc.	1,900	73,701
	Fair Isaac Corp.	4,500	70,155
*	Fairchild Semiconductor Corp. Class A	31,000	176,080
*	FalconStor Software, Inc.	2,300	6,923
*	Faro Technologies, Inc.	3,800	57,646
*	FEI Co.	3,500	73,535
	Fidelity National Information Services, Inc.	58,600	884,274
*	Finisar Corp.	1,000	610
* #	Fiserv, Inc.	22,800	760,608
*	FLIR Systems, Inc.	4,900	157,290
*	FormFactor, Inc.	10,165	177,074
*	Forrester Research, Inc.	6,800	190,740
*	FortuNet, Inc.	1,100	4,499
*	Foundry Networks, Inc.	14,800	219,780
	Frequency Electronics, Inc.	1,300	5,603
*	Gartner Group, Inc.	8,900	163,760
*	Gerber Scientific, Inc.	4,400	21,032
	Gevity HR, Inc.	4,700	16,027

41

	Global Payments, Inc.	6,500	263,315
*	Globecomm Systems, Inc.	3,700	29,156
*	Glu Mobile, Inc.	7,473	6,651
*	Google, Inc.	6,800	2,443,648
*	GSE Systems, Inc.	900	5,400
*	GSI Technology, Inc.	7,115	24,903
*	GTSI Corp.	505	2,934
*	Guidance Software, Inc.	1,600	4,560
*	Hackett Group, Inc.	9,937	29,612
*	Harmonic, Inc.	27,800	197,658
	Harris Corp.	6,500	233,675
*	Harris Stratex Networks, Inc. Class A	2,320	15,382
*	Hauppauge Digital, Inc.	200	226
	Heartland Payment Systems, Inc.	4,200	73,122
*	Hewitt Associates, Inc. Class A	1,400	39,046
	Hewlett-Packard Co.	119,380	4,569,866
*	hi/fn, inc.	3,584	9,498
*	Hittite Microwave Corp.	5,700	186,789
*	Hughes Communications, Inc.	2,100	34,125
*	Hutchinson Technology, Inc.	1,800	12,312
*	Hypercom Corp.	14,600	28,470
*	I.D. Systems, Inc.	2,792	15,161
* #	i2 Technologies, Inc.	700	9,975
*	IAC/InterActiveCorp	13,150	220,394
*	iBasis, Inc.	700	1,547
*	iGATE Capital Corp.	6,505	44,169
*	Ikanos Communications, Inc.	4,000	6,040
*	I-many, Inc.	839	151
#	Imation Corp.	7,800	96,096
*	Immersion Corp.	1,600	8,288
	infoGROUP, Inc.	8,600	38,356
*	Informatica Corp.	16,496	231,769
	InfoSpace, Inc.	5,700	48,849
*	Ingram Micro, Inc.	51,200	682,496
*	Innodata Isogen, Inc.	951	1,560
*	Insight Enterprises, Inc.	8,600	83,678
	Integral Systems, Inc.	2,200	54,054
*	Integrated Device Technology, Inc.	24,800	157,728
*	Integrated Silicon Solution, Inc.	5,923	10,721
	Intel Corp.	78,062	1,248,992
*	Intelli-Check, Inc.	350	805
*	Interactive Intelligence, Inc.	606	4,454
* #	Intermec, Inc.	19,100	247,727
* #	Internap Network Services Corp.	3,300	9,438
	International Business Machines Corp.	26,866	2,497,732
*	International Rectifier Corp.	9,060	139,886
*	Internet Capital Group, Inc.	7,100	40,612
	Intersil Corp.	30,926	423,377
*	Interwoven, Inc.	14,100	177,801
*	Intevac, Inc.	2,700	21,006
*	IntriCon Corp.	600	3,150
*	Intuit, Inc.	14,500	363,370
*	iPass, Inc.	8,713	16,555
*	iPCS, Inc.	1,100	17,952
*	IPG Photonics Corp.	10,800	153,360

42

* #	Iron Mountain, Inc.	28,300	687,124
*	Isilon Systems, Inc.	3,154	10,787
*	Iteris, Inc.	4,900	7,301
* #	Itron, Inc.	6,400	310,272
*	Ixia	21,605	143,889
	IXYS Corp.	7,700	61,138
*	j2 Global Communications, Inc.	10,600	170,872
	Jabil Circuit, Inc.	64,865	545,515
	Jack Henry & Associates, Inc.	16,000	304,160
*	JDA Software Group, Inc.	5,600	79,968
*	JDS Uniphase Corp.	34,078	186,066
*	Juniper Networks, Inc.	25,538	478,582
*	Jupitermedia Corp.	700	395
	Keithley Instruments, Inc.	3,300	14,025
*	Key Tronic Corp.	2,000	3,160
*	Keynote Systems, Inc.	3,800	37,240
	KLA-Tencor Corp.	13,100	304,575
*	Kopin Corp.	12,252	28,425
*	Kratos Defense & Security Solutions, Inc.	11,955	17,693
*	Kulicke & Soffa Industries, Inc.	12,900	37,926
*	KVH Industries, Inc.	2,596	15,213
*	L-1 Identity Solutions, Inc.	26,500	217,300
* #	Lam Research Corp.	14,100	315,276
*	LaserCard Corp.	900	4,635
*	Lattice Semiconductor Corp.	13,143	24,709
*	Lawson Software, Inc.	41,341	219,934
*	Leadis Technolgies, Inc.	129	86
*	LeCroy Corp.	2,830	14,065
	Lender Processing Services, Inc.	800	18,456
* #	Lexmark International, Inc.	20,800	537,264
#	Linear Technology Corp.	7,800	176,904
*	Lionbridge Technologies, Inc.	12,066	20,995
*	Littlefuse, Inc.	3,000	55,980
*	LoJack Corp.	300	1,311
*	LookSmart, Ltd.	4,000	6,920
*	Loral Space & Communications, Inc.	2,900	33,350
*	LSI Corp.	15,400	59,290
*	LTX-Credence Corp.	13,775	8,541
*	Lumera Corp.	1,131	396
* #	Luna Innovations, Inc.	1,500	3,945
*	Macrovision Solutions Corp.	31,095	344,533
*	Magma Design Automation, Inc.	6,100	15,921
*	Management Network Group, Inc.	2,089	1,776
*	Manhattan Associates, Inc.	3,300	55,473
*	ManTech International Corp. Class A	3,600	194,184
	Marchex, Inc. Class B	5,200	39,936
*	Mastec, Inc.	200	1,744
*	Mastech Holdings, Inc.	433	671
*	Mattson Technology, Inc.	13,600	35,632
	Maximus, Inc.	2,600	83,044
*	Maxwell Technologies, Inc.	3,600	32,652
*	McAfee, Inc.	5,400	175,770
*	MEMC Electronic Materials, Inc.	2,600	47,788
*	Mentor Graphics Corp.	9,383	68,871
*	Mercury Computer Systems, Inc.	6,300	45,234

43

*	Merix Corp.	1,400	798
*	Metavante Technologies, Inc.	466	7,815
	Methode Electronics, Inc.	5,477	41,570
	Micrel, Inc.	20,668	151,910
	Microchip Technology, Inc.	4,225	104,062
*	Micron Technology, Inc.	74,800	352,308
*	Micros Systems, Inc.	4,200	71,526
* #	Microsemi Corp.	7,400	160,876
	Microsoft Corp.	85,150	1,901,400
*	MicroStrategy, Inc.	800	31,496
*	Microtune, Inc.	2,100	5,250
*	Midway Games, Inc.	7,400	6,586
*	MIPS Technologies, Inc.	14,532	40,544
	Mocon, Inc.	72	612
*	ModusLink Global Solutions, Inc.	13,650	75,894
#	Molex, Inc.	300	4,323
	Molex, Inc. Class A	15,800	202,872
	MoneyGram International, Inc.	500	540
*	Monolithic Power Systems	2,684	45,601
*	MoSys, Inc.	5,500	20,900
	Motorola, Inc.	106,500	571,905
*	MPS Group, Inc.	1,600	12,464
*	MSC.Software Corp.	8,752	75,267
	MTS Systems Corp.	4,100	133,168
*	Multi-Fineline Electronix, Inc.	5,200	60,736
*	Nanometrics, Inc.	3,257	4,006
*	Napco Security Systems, Inc.	3,632	7,409
	National Instruments Corp.	1,500	38,100
	National Semiconductor Corp.	10,400	136,968
*	NCI, Inc.	1,434	34,129
*	NCR Corp.	18,400	336,352
*	NetApp, Inc.	6,000	81,180
*	NETGEAR, Inc.	4,400	48,620
* #	NetLogic Microsystems, Inc.	2,000	42,240
*	NetScout Systems, Inc.	6,929	66,657
* #	Network Equipment Technologies, Inc.	4,300	11,739
	NIC, Inc.	4,833	25,953
*	Novatel Wireless, Inc.	300	1,563
*	Novell, Inc.	104,600	487,436
*	Novellus Systems, Inc.	14,800	233,840
*	Nu Horizons Electronics Corp.	4,367	8,210
*	Nuance Communications, Inc.	4,600	42,090
* #	Nvidia Corp.	300	2,628
* #	Omniture, Inc.	17,800	204,700
*	OmniVision Technologies, Inc.	6,300	50,967
*	ON Semiconductor Corp.	44,558	227,691
*	Online Resources Corp.	5,300	18,550
*	Oplink Communications, Inc.	3,800	30,856
*	OPNET Technologies, Inc.	4,232	53,450
*	Opnext, Inc.	2,974	11,896
*	Optelecom-NKF, Inc.	470	2,404
*	Optical Cable Corp.	1,689	7,753
*	Oracle Corp.	40,600	742,574
*	Orbcomm, Inc.	6,400	19,200
*	Orthovita, Inc.	12,259	33,590

44

*	OSI Systems, Inc.	300	3,450
*	OYO Geospace Corp.	1,500	43,005
* #	Palm, Inc.	9,600	38,304
*	PAR Technology Corp.	3,090	15,296
*	Parametric Technology Corp.	6,515	84,630
	Park Electrochemical Corp.	3,100	67,022
* #	ParkerVision, Inc.	200	1,002
	Paychex, Inc.	7,100	202,634
*	PC Connection, Inc.	6,529	39,435
	PC-Tel, Inc.	2,937	17,240
*	PDF Solutions, Inc.	800	2,400
	Pegasystems, Inc.	1,900	24,852
*	Perceptron, Inc.	1,900	8,056
*	Perficient, Inc.	2,700	14,823
*	Performance Technologies, Inc.	2,369	7,368
*	Pericom Semiconductor Corp.	6,300	49,140
*	Perot Systems Corp.	22,100	318,019
*	Pervasive Software, Inc.	1,100	4,565
*	Phoenix Technologies, Ltd.	5,100	22,542
*	Photronics, Inc.	8,957	6,180
*	Physicians Formula Holdings, Inc.	3,651	12,888
*	Planar Systems, Inc.	1,000	2,000
	Plantronics, Inc.	11,900	171,836
*	PLATO Learning, Inc.	3,200	5,504
*	Plexus Corp.	9,600	179,136
*	PLX Technology, Inc.	6,600	22,704
*	PMC-Sierra, Inc.	21,800	102,024
* #	Polycom, Inc.	21,200	445,412
*	Power Integrations, Inc.	9,560	200,664
*	Powerwave Technologies, Inc.	4,200	3,990
*	Presstek, Inc.	4,500	18,810
*	Progress Software Corp.	10,000	229,400
	QAD, Inc.	2,992	15,259
*	QLogic Corp.	13,200	158,664
	QUALCOMM, Inc.	26,100	998,586
*	Quantum Corp.	16,900	4,901
*	Quest Software, Inc.	31,100	412,075
*	QuickLogic Corp.	4,220	4,093
*	Rackable Systems, Inc.	3,700	26,381
*	Radiant Systems, Inc.	3,850	20,290
*	RadiSys Corp.	2,643	16,836
*	RAE Systems, Inc.	2,000	2,820
*	Rambus, Inc.	5,000	45,750
*	Ramtron International Corp.	3,787	8,862
*	RealNetworks, Inc.	44,400	190,032
*	Red Hat, Inc.	12,900	171,699
*	Relm Wireless Corp.	700	469
	Renaissance Learning, Inc.	1,600	21,824
*	RF Micro Devices, Inc.	89,300	177,707
*	RF Monolithics, Inc.	400	212
	Richardson Electronics, Ltd.	3,098	15,552
*	RightNow Technologies, Inc.	3,700	24,346
*	Rimage Corp.	400	5,896
*	Rofin-Sinar Technologies, Inc.	3,100	69,099
*	Rogers Corp.	4,400	132,440

45

*	Rudolph Technologies, Inc.	5,194	17,400
*	S1 Corp.	11,900	74,613
*	Saba Software, Inc.	3,200	5,248
*	Safeguard Scientifics, Inc.	3,200	2,528
*	Salesforce.com, Inc.	2,755	85,295
*	Sandisk Corp.	24,200	215,138
*	Sapient Corp.	23,300	127,917
*	ScanSource, Inc.	2,900	57,536
*	Scientific Learning Corp.	1,102	2,579
*	SCM Microsystems, Inc.	826	1,644
*	SeaChange International, Inc.	5,500	42,020
*	Secure Computing Corp.	9,400	53,204
*	Semitool, Inc.	7,102	41,973
*	Semtech Corp.	10,600	128,472
*	SI International, Inc.	2,820	81,216
* #	Sigma Designs, Inc.	300	3,327
*	Silicon Image, Inc.	14,312	65,406
*	Silicon Laboratories, Inc.	7,800	202,488
*	Silicon Storage Technology, Inc.	20,731	65,303
* #	SiRF Technology Holdings, Inc.	3,200	3,008
*	Skyworks Solutions, Inc.	56,295	401,383
*	SM&A	1,100	6,050
*	Smith Micro Software, Inc.	6,300	39,375
*	Soapstone Networks, Inc.	2,506	7,217
* #	Sonic Solutions, Inc.	1,500	3,060
*	SonicWALL, Inc.	11,800	52,864
* #	Sonus Networks, Inc.	54,896	121,320
*	Spectrum Control, Inc.	3,400	21,182
*	SPSS, Inc.	2,500	58,400
*	SRA International, Inc.	13,200	243,936
*	SRS Labs, Inc.	3,500	17,885
*	Standard Microsystems Corp.	3,084	55,543
	StarTek, Inc.	4,100	13,571
* #	STEC, Inc.	1,600	8,800
* #	Stratasys, Inc.	6,200	74,896
*	SumTotal Systems, Inc.	8,897	28,559
*	Sun Microsystems, Inc.	31,300	143,980
*	SunPower Corp.	6,033	178,637
* #	SunPower Corp. Class A	200	7,812
* #	Supertex, Inc.	2,200	53,064
*	SupportSoft, Inc.	8,554	21,385
*	Switch and Data Facilities Co.	2,600	24,492
* #	Sybase, Inc.	11,300	300,919
*	Sycamore Networks, Inc.	55,353	184,879
*	Sykes Enterprises, Inc.	10,025	159,999
*	Symantec Corp.	82,469	1,037,460
*	Symmetricom, Inc.	9,613	42,778
* #	Synaptics, Inc.	3,900	120,471
*	Synchronoss Technologies, Inc.	300	2,331
*	SYNNEX Corp.	6,100	94,123
*	Synopsys, Inc.	16,900	308,932
	Syntel, Inc.	400	9,948
	Take-Two Interactive Software, Inc.	2,300	27,278
*	Tech Data Corp.	16,500	353,925
	Technitrol, Inc.	5,600	32,312

46

*	TechTeam Global, Inc.	3,064	17,924
*	Techwell, Inc.	3,900	34,164
*	Tekelec	14,100	178,929
*	TeleCommunication Systems, Inc.	5,100	35,088
*	Tellabs, Inc.	88,213	374,023
*	Telular Corp.	5,320	7,980
*	Teradata Corp.	8,000	123,120
*	Teradyne, Inc.	43,000	219,300
*	Terremark Worldwide, Inc.	8,000	36,080
*	Tessco Technologies, Inc.	1,100	12,067
* #	Tessera Technologies, Inc.	8,387	144,927
	Texas Instruments, Inc.	14,300	279,708
* #	The Knot, Inc.	1,200	8,280
	TheStreet.com, Inc.	4,846	19,093
*	THQ, Inc.	6,200	46,190
*	TIBCO Software, Inc.	11,000	56,650
*	TNS, Inc.	1,900	26,942
	Total System Services, Inc.	4,504	61,885
*	Transact Technologies, Inc.	800	5,600
*	Trident Microsystems, Inc.	1,200	2,172
*	Trimble Navigation, Ltd.	27,700	569,789
*	Triquint Semiconductor, Inc.	35,246	157,902
*	TTM Technologies, Inc.	10,600	75,896
*	Tyler Technologies, Inc.	3,400	46,206
*	Ultimate Software Group, Inc.	1,000	13,330
*	Ultra Clean Holdings, Inc.	4,900	14,798
*	Ultratech, Inc.	4,700	70,876
*	Unica Corp.	69	357
*	Unisys Corp.	40,800	62,016
	United Online, Inc.	10,639	78,729
* #	Universal Display Corp.	2,800	30,296
*	UTStarcom, Inc.	29,842	71,024
*	ValueClick, Inc.	11,300	83,620
*	Varian Semiconductor Equipment Associates, Inc.	3,800	74,556
*	Veeco Instruments, Inc.	6,500	50,310
*	VeriFone Holdings, Inc.	26,100	296,496
*	VeriSign, Inc.	4,400	93,280
*	Viasat, Inc.	8,100	147,582
*	Video Display Corp.	500	4,140
*	Virage Logic Corp.	6,035	27,278
*	Vishay Intertechnology, Inc.	18,500	79,735
*	Vocus, Inc.	1,900	31,977
*	Volterra Semiconductor Corp.	2,500	23,600
	Wayside Technology Group, Inc.	200	1,152
*	Web.com Group, Inc.	4,000	19,640
*	Websense, Inc.	6,200	121,024
*	Westell Technologies, Inc.	1,000	317
*	Western Digital Corp.	24,700	407,550
	Western Union Co.	15,300	233,478
*	Wind River Systems, Inc.	11,300	98,762
* #	Wizzard Software Corp.	9,500	9,548
*	WPCS International, Inc.	500	1,500
*	Wright Express Corp.	1,800	24,642
	Xerox Corp.	171,643	1,376,577
	Xilinx, Inc.	5,800	106,836

47

*	X-Rite, Inc.	4,100	13,202
*	Yahoo!, Inc.	33,300	426,906
*	Zebra Technologies Corp. Class A	17,700	358,248
*	Zix Corp.	6,900	12,351
*	Zones, Inc.	2,100	17,031
*	Zoran Corp.	5,339	43,459
*	Zygo Corp.	6,074	52,176
Total Information Technology			73,181,228

Materials — (4.5%)
	A.M. Castle & Co.	6,200	75,454
*	AEP Industries, Inc.	1,000	19,570
	Air Products & Chemicals, Inc.	10,300	598,739
	AK Steel Holding Corp.	2,900	40,368
#	Albemarle Corp.	27,300	664,755
	Alcoa, Inc.	58,870	677,594
#	Allegheny Technologies, Inc.	7,800	207,012
	AMCOL International Corp.	7,000	171,710
*	American Pacific Corp.	1,080	12,474
	American Vanguard Corp.	3,600	52,668
* #	Amerigon, Inc.	1,200	5,760
	AptarGroup, Inc.	16,200	491,184
	Arch Chemicals, Inc.	3,800	107,806
* #	Arrowhead Research Corp.	4,100	5,002
	Ashland, Inc.	15,200	343,368
	Balchem Corp.	2,757	70,469
	Ball Corp.	14,100	482,220
* #	Basin Water, Inc.	1,100	781
	Bemis Co., Inc.	31,700	787,428
*	Brush Engineered Materials, Inc.	1,800	22,086
*	Buckeye Technologies, Inc.	6,000	35,340
	Cabot Corp.	19,200	507,840
	Calgon Carbon Corp.	5,600	74,592
*	Caraustar Industries, Inc.	690	249
	Carpenter Technology Corp.	7,500	135,750
#	Celanese Corp. Class A	600	8,316
* #	Century Aluminum Co.	2,300	28,911
	CF Industries Holdings, Inc.	400	25,676
	Chemtura Corp.	45,800	79,234
	Cliffs Natural Resources, Inc.	3,800	102,562
* #	Coeur d’Alene Mines Corp.	75,700	54,504
	Commercial Metals Co.	26,900	298,590
	Compass Minerals International, Inc.	1,700	93,381
*	Core Molding Technologies, Inc.	1,000	3,250
*	Crown Holdings, Inc.	4,300	86,774
	Cytec Industries, Inc.	11,700	331,344
	Deltic Timber Corp.	2,300	104,765
	Dow Chemical Co.	91,700	2,445,639
	du Pont (E.I.) de Nemours & Co.	19,700	630,400
	Eagle Materials, Inc.	7,700	136,367
	Eastman Chemical Co.	9,100	367,549
	Ecolab, Inc.	6,700	249,642
	Empire Resources, Inc.	1,400	3,220
	Ferro Corp.	9,000	139,320
*	Flotek Industries, Inc.	200	990

48

	FMC Corp.	10,500	457,170
	Freeport-McMoRan Copper & Gold, Inc. Class B	5,800	168,780
	Friedman Industries, Inc.	350	1,803
	General Maritime Corp.	3,200	48,480
* #	General Moly, Inc.	5,900	11,741
	Gibraltar Industries, Inc.	10,200	135,150
*	Graphic Packaging Holding Co.	85,600	158,360
	Greif, Inc. Class A	2,900	117,682
	Greif, Inc. Class B	1,300	43,667
*	H&E Equipment Services, Inc.	5,777	32,929
	H.B. Fuller Co.	8,400	148,428
	Hawkins, Inc.	577	9,417
*	Haynes International, Inc.	1,800	45,558
*	Headwaters, Inc.	10,700	113,420
* #	Hecla Mining Co.	17,400	43,326
	Hercules, Inc.	11,500	193,315
*	ICO, Inc.	1,000	4,470
	International Flavors & Fragrances, Inc.	1,800	57,384
	International Paper Co.	87,800	1,511,916
*	ION Geophysical Corp.	21,100	138,416
	Kaiser Aluminum Corp.	2,700	90,612
	KMG Chemicals, Inc.	300	1,215
	Koppers Holdings, Inc.	2,300	54,717
	Kronos Worldwide, Inc.	300	3,810
*	Landec Corp.	1,200	11,220
	Louisiana-Pacific Corp.	16,180	77,664
*	LSB Industries, Inc.	600	4,932
	Lubrizol Corp.	12,700	477,266
#	Martin Marietta Materials, Inc.	200	15,676
*	Material Sciences Corp.	228	1,124
*	Maxxam, Inc.	300	4,050
	MeadWestavco Corp.	36,900	517,707
* #	Metalico, Inc.	4,300	13,760
	Minerals Technologies, Inc.	3,300	187,308
* #	Mines Management, Inc.	4,049	2,915
	Monsanto Co.	8,100	720,738
	Myers Industries, Inc.	10,135	107,127
	Nalco Holding Co.	42,100	594,452
	Neenah Paper, Inc.	2,700	24,381
	NewMarket Corp.	2,200	82,918
	Newmont Mining Corp.	22,620	595,811
	NL Industries, Inc.	2,200	30,316
	NN, Inc.	300	2,163
*	Northwest Pipe Co.	2,855	82,024
	Nucor Corp.	12,100	490,171
	Olin Corp.	10,500	190,680
	Olympic Steel, Inc.	400	9,144
*	OM Group, Inc.	5,500	117,370
*	OMNOVA Solutions, Inc.	2,300	2,829
*	Owens-Illinois, Inc.	300	6,864
	P.H. Glatfelter Co.	12,485	128,720
	Packaging Corp. of America	24,300	408,969
*	Pactiv Corp.	31,300	737,428
* #	Patriot Coal Corp.	40	633
	Penford Corp.	1,800	23,166

49

*	PolyOne Corp.	31,800	151,050
	PPG Industries, Inc.	12,300	609,834
	Praxair, Inc.	9,000	586,350
	Quaker Chemical Corp.	2,500	47,825
	Reliance Steel & Aluminum Co.	300	7,512
	Rock-Tenn Co. Class A	7,400	225,034
*	Rockwood Holdings, Inc.	16,100	198,835
	Rohm & Haas Co.	17,600	1,238,160
*	Rosetta Resources, Inc.	13,300	140,315
	Royal Gold, Inc.	8,000	230,640
	RPM International, Inc.	23,900	339,380
*	RTI International Metals, Inc.	2,400	37,896
	Schnitzer Steel Industries, Inc. Class A	400	10,772
	Schweitzer-Maudoit International, Inc.	3,700	61,864
	Sealed Air Corp.	22,870	386,960
	Sensient Technologies Corp.	13,000	327,990
	Sigma-Aldrich Corp.	200	8,772
	Silgan Holdings, Inc.	2,200	102,388
*	Smurfit-Stone Container Corp.	37,044	50,009
*	Solitario Exploration & Royalty Corp.	1,000	1,980
	Sonoco Products Co.	28,600	720,148
	Southern Copper Corp.	10,011	145,760
	Steel Dynamics, Inc.	3,200	38,144
	Stepan Co.	2,900	103,907
* #	Stillwater Mining Co.	17,600	69,696
*	Symyx Technologies, Inc.	4,400	19,404
#	Temple-Inland, Inc.	34,800	206,364
	Terra Industries, Inc.	3,300	72,567
	Texas Industries, Inc.	4,200	132,846
	The Mosaic Co.	6,500	256,165
	The Scotts Miracle-Gro Co. Class A	1,600	41,792
#	Titanium Metals Corp.	1,800	16,758
*	U.S. Concrete, Inc.	10,854	34,190
* #	U.S. Gold Corp.	3,300	2,310
*	United States Lime & Minerals, Inc.	800	20,400
	United States Steel Corp.	2,300	84,824
*	Universal Stainless & Alloy Products, Inc.	1,700	31,331
#	Valhi, Inc.	4,300	61,576
	Valspar Corp.	16,700	341,515
#	Vulcan Materials Co.	13,200	716,496
*	W.R. Grace & Co.	6,900	62,169
	Wausau Paper Corp.	7,100	65,746
	Westlake Chemical Corp.	14,660	267,252
	Weyerhaeuser Co.	17,600	672,672
	Worthington Industries, Inc.	19,900	240,193
* #	Zoltek Companies, Inc.	1,200	14,148
Total Materials			29,243,884

Telecommunication Services — (3.7%)
#	Alaska Communications Systems Group, Inc.	4,300	40,162
*	American Tower Corp.	7,800	252,018
	Arbinet-thexchange, Inc.	3,756	10,892
	AT&T, Inc.	419,352	11,226,053
*	Cbeyond, Inc.	6,400	76,928
*	Centennial Communications Corp.	6,600	23,496

50

	CenturyTel, Inc.	22,100	554,931
*	Cincinnati Bell, Inc.	21,400	51,146
*	Clear Channel Outdoor Holdings, Inc.	200	1,248
* #	Cogent Communications Group, Inc.	1,900	9,082
	Consolidated Communications Holdings, Inc.	7,400	76,220
*	Crown Castle International Corp.	10,000	211,700
	D&E Communications, Inc.	3,456	24,192
	Embarq Corp.	6,355	190,650
#	FairPoint Communications, Inc.	17,786	70,788
*	FiberTower Corp.	155	113
	Frontier Communications Corp.	46,200	351,582
*	General Communications, Inc. Class A	7,906	60,718
	Hickory Tech Corp.	2,660	16,625
*	ICO Global Communications (Holdings), Ltd.	13,578	22,268
	IDT Corp. Class B	2,700	2,781
#	Iowa Telecommunications Services, Inc.	6,300	95,256
*	LCC International, Inc. Class A	600	9
* #	Leap Wireless International, Inc.	10,496	294,308
*	Level 3 Communications, Inc.	55,700	58,485
*	NeuStar, Inc.	6,100	120,170
* #	NextWave Wireless, Inc.	15,800	4,424
*	NII Holdings, Inc.	5,100	131,376
*	Occam Networks, Inc.	3,500	9,835
*	PAETEC Holding Corp.	6,300	5,670
*	Premiere Global Services, Inc.	8,400	83,580
#	Qwest Communications International, Inc.	36,900	105,534
#	Regal Entertainment Group	8,000	102,720
* #	SBA Communications Corp.	3,900	81,861
	Shenandoah Telecommunications Co.	900	21,573
	Sprint Nextel Corp.	224,500	702,685
*	Syniverse Holdings, Inc.	10,700	201,160
	Telephone & Data Systems, Inc.	11,500	308,775
	Telephone & Data Systems, Inc. Special Shares	12,700	347,980
*	Terrestar Corp.	3,200	2,592
* #	tw telecom, inc.	6,200	43,896
*	United States Cellular Corp.	10,204	390,915
*	USA Mobility, Inc.	200	1,930
	Verizon Communications, Inc.	234,539	6,958,772
	Windstream Corp.	64,450	484,020
*	Xeta Corp.	960	1,632
Total Telecommunication Services			23,832,751

Utilities — (2.5%)
* #	AES Corp.	60,600	482,982
	AGL Resources, Inc.	6,100	185,440
	Allegheny Energy, Inc.	4,000	120,600
	ALLETE, Inc.	2,000	70,000
	Alliant Energy Corp.	2,700	79,326
#	Ameren Corp.	3,100	100,595
	American Electric Power Co., Inc.	9,600	313,248
	American States Water Co.	1,000	34,210
	Aqua America, Inc.	5,500	99,000
	Artesian Resources Corp. Class A	1,303	18,802
	Atmos Energy Corp.	10,800	262,116
	Avista Corp.	8,300	164,838

51

	Black Hills Corp.	7,700	194,425
*	Cadiz, Inc.	900	12,519
	California Water Service Group	1,500	56,340
	CenterPoint Energy, Inc.	8,900	102,528
	Central Vermont Public Service Corp.	1,300	25,883
	CH Energy Group, Inc.	3,100	127,813
	Chesapeake Utilities Corp.	1,000	31,240
	Cleco Corp.	9,400	216,294
	CMS Energy Corp.	26,800	274,700
	Connecticut Water Services, Inc.	1,179	31,244
	Consolidated Edison, Inc.	3,100	134,292
	Constellation Energy Group	2,200	53,262
	Delta Natural Gas Co., Inc.	556	13,661
	Dominion Resources, Inc.	14,700	533,316
	DPL, Inc.	7,200	164,232
	DTE Energy Co.	4,000	141,200
	Duke Energy Corp.	10,100	165,438
*	Dynegy, Inc.	82,700	301,028
	Edison International	7,800	277,602
*	El Paso Electric Co.	2,600	48,152
	Empire District Electric Co.	5,100	97,971
	Energen Corp.	2,500	83,925
	Energy West, Inc.	400	3,320
	Entergy Corp.	2,900	226,345
	Equitable Resources, Inc.	1,300	45,123
	Exelon Corp.	8,700	471,888
	FirstEnergy Corp.	5,100	266,016
	Florida Public Utilities Co.	700	8,316
	FPL Group, Inc.	3,600	170,064
	Great Plains Energy, Inc.	5,500	106,920
	Hawaiian Electric Industries, Inc.	6,200	165,044
	IDACORP, Inc.	7,100	189,286
	Integrys Energy Group, Inc.	1,900	90,440
	ITC Holdings Corp.	4,700	190,726
	Laclede Group, Inc.	1,800	94,176
*	Maine & Maritimes Corp.	202	6,666
	MDU Resources Group, Inc.	2,000	36,420
	MGE Energy, Inc.	1,500	53,445
	Middlesex Water Co.	1,586	27,343
* #	Mirant Corp.	4,600	80,592
	National Fuel Gas Co.	2,000	72,380
	New Jersey Resources Corp.	2,800	104,272
	Nicor, Inc.	5,400	249,534
	NiSource, Inc.	9,600	124,416
	Northeast Utilities, Inc.	5,500	124,080
	Northwest Natural Gas Co.	3,100	157,728
	NorthWestern Corp.	3,700	72,298
* #	NRG Energy, Inc.	18,200	423,150
	NSTAR	10,200	337,110
	OGE Energy Corp.	8,400	229,320
	Oneok, Inc.	2,400	76,560
	Ormat Technologies, Inc.	8,700	210,192
	Otter Tail Corp.	3,000	70,440
	Pepco Holdings, Inc.	5,100	105,315
	PG&E Corp.	7,100	260,357

52

#	Piedmont Natural Gas Co.	4,900	161,308
	Pinnacle West Capital Corp.	7,400	234,210
	PNM Resources, Inc.	13,100	127,725
	Portland General Electric Co.	7,400	151,848
	PPL Corp.	4,700	154,254
	Progress Energy, Inc.	2,800	110,236
	Public Service Enterprise Group, Inc.	37,115	1,044,787
	Puget Energy, Inc.	700	16,401
	Questar Corp.	19,800	682,308
*	Reliant Energy, Inc.	24,500	128,625
	SCANA Corp.	1,300	42,783
	Sempra Energy	6,300	268,317
	Sierra Pacific Resources	18,000	149,220
	SJW Corp.	3,500	97,300
	South Jersey Industries, Inc.	1,900	64,733
	Southern Co.	19,600	673,064
	Southern Union Co.	14,400	247,968
	Southwest Gas Corp.	6,700	175,004
	Southwest Water Co.	2,300	18,331
	TECO Energy, Inc.	13,400	154,636
	UGI Corp.	12,900	307,923
	UIL Holdings Corp.	3,800	125,400
	Unisource Energy Corp.	7,100	195,818
	Unitil Corp.	1,080	25,920
	Vectren Corp.	9,700	244,440
	Westar Energy, Inc.	12,200	237,778
	WGL Holdings, Inc.	4,700	151,293
	Wisconsin Energy Corp.	2,900	126,150
	Xcel Energy, Inc.	2,000	34,840
	York Water Co.	1,180	14,160
Total Utilities			16,034,284

TOTAL COMMON STOCKS			567,158,099

TEMPORARY CASH INVESTMENTS — (4.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,606,781	25,606,781

		Face Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,955,000 FHLMC 4.50%, 05/01/23, valued at $2,810,944) to be repurchased at $2,769,217	$2,769	2,769,000
TOTAL TEMPORARY CASH INVESTMENTS			28,375,781

		Shares
SECURITIES LENDING COLLATERAL — (8.3%)
§ @	DFA Short Term Investment Fund LP	49,612,774	49,612,774

53

	Shares
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $16,519,401 FNMA, 4.056%(r), 09/01/44 & 5.062%(r), 04/01/35, valued at $4,438,280) to be repurchased at $4,309,096	$4,309	4,309,010

TOTAL SECURITIES LENDING COLLATERAL		53,921,784

TOTAL INVESTMENTS - (100.0%) (Cost $830,460,510)		$649,455,664

See accompanying Notes to Financial Statements.

54

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (77.2%)
Real Estate Investment Trusts — (77.2%)
#	Acadia Realty Trust	287,900	$5,202,353
	Agree Realty Corp.	72,700	1,459,089
#	Alexander’s, Inc.	53,600	18,760,000
#	Alexandria Real Estate Equities, Inc.	285,850	19,872,292
#	AMB Property Corp.	890,665	21,402,680
#	American Campus Communites, Inc.	524,073	13,615,417
	American Land Lease, Inc.	75,128	646,852
# ● *	AmeriVest Properties, Inc.	188,600	75,440
	Apartment Investment & Management Co. Class A	845,777	12,373,718
#	Ashford Hospitality Trust	1,139,957	1,846,730
#	Associated Estates Realty Corp.	149,319	1,218,443
#	AvalonBay Communities, Inc.	694,491	49,322,751
#	BioMed Realty Trust, Inc.	640,052	8,992,731
#	Boston Properties, Inc.	1,081,264	76,639,992
#	Brandywine Realty Trust	800,220	6,913,901
#	BRE Properties, Inc. Class A	455,615	15,859,958
#	Camden Property Trust	474,409	15,992,327
#	CBL & Associates Properties, Inc.	592,046	5,464,585
#	Cedar Shopping Centers, Inc.	397,091	3,796,190
#	Cogdell Spencer, Inc.	178,747	2,144,964
#	Colonial Properties Trust	431,501	4,548,021
#	Commercial Net Lease Realty	694,904	12,390,138
#	Corporate Office Properties Trust	468,215	14,556,804
#	Cousins Properties, Inc.	481,884	6,977,680
#	DCT Industrial Trust, Inc.	1,555,678	7,669,493
#	Developers Diversified Realty Corp.	1,109,894	14,617,304
#	DiamondRock Hospitality Co.	861,268	4,461,368
#	Digital Realty Trust, Inc.	651,017	21,796,049
#	Douglas Emmett, Inc.	1,094,588	16,528,279
#	Duke Realty Corp.	1,360,836	19,201,396
	DuPont Fabros Technology, Inc.	404,655	2,521,001
#	EastGroup Properties, Inc.	227,963	7,632,201
	Education Realty Trust, Inc.	254,471	1,081,502
#	Entertainment Properties Trust	293,279	10,983,299
#	Equity Lifestyle Properties, Inc.	219,957	9,235,994
#	Equity One, Inc.	688,376	12,025,929
#	Equity Residential	2,448,939	85,541,439
#	Essex Property Trust, Inc.	232,700	22,641,710
#	Extra Space Storage, Inc.	736,294	8,474,744
#	Federal Realty Investment Trust	525,752	32,212,825
	FelCor Lodging Trust, Inc.	568,901	1,712,392
# *	Feldman Mall Properties, Inc.	130,464	26,093
#	First Industrial Realty Trust, Inc.	395,496	4,089,429
	First Potomac Realty Trust	237,069	2,911,207

1

#	General Growth Properties, Inc.	2,436,909	10,088,803
#	Glimcher Realty Trust	337,300	1,767,452
*	Golf Trust of America, Inc.	67,000	83,415
#	HCP, Inc.	1,984,351	59,391,625
#	Health Care REIT, Inc.	1,205,343	53,649,817
#	Healthcare Realty Trust, Inc.	599,336	15,313,035
#	Hersha Hospitality Trust	430,540	1,812,573
#	Highwood Properties, Inc.	713,956	17,720,388
*	HMG Courtland Properties, Inc.	2,600	9,854
#	Home Properties, Inc.	284,870	11,534,386
#	Hospitality Properties Trust	872,219	8,853,023
#	Host Marriott Corp.	4,841,068	50,056,643
#	HRPT Properties Trust	2,126,559	7,676,878
#	Inland Real Estate Corp.	598,290	6,856,403
#	Kilroy Realty Corp.	291,393	9,368,285
#	Kimco Realty Corp.	2,403,470	54,270,353
	Kite Realty Group Trust	260,320	1,582,746
#	Lasalle Hotel Properties	361,000	5,082,880
#	Lexington Realty Trust	576,512	4,629,391
#	Liberty Property Trust	842,753	20,099,659
#	Mack-Cali Realty Corp.	590,631	13,419,136
#	Maguire Properties, Inc.	437,400	1,552,770
● *	Malan Realty Investors, Inc.	19,100	—
	Maxus Realty Trust, Inc.	6,885	60,347
#	Medical Properties Trust, Inc.	592,075	4,369,513
	MHI Hospitality Corp.	75,561	245,573
#	Mid-America Apartment Communities, Inc.	245,400	8,647,896
	Mission West Properties, Inc.	180,290	1,561,311
#	Monmouth Real Estate Investment Corp. Class A	223,071	1,628,418
#	Nationwide Health Properties, Inc.	878,024	26,200,236
#	Omega Healthcare Investors, Inc.	799,148	12,043,160
	One Liberty Properties, Inc.	89,000	1,055,540
#	Parkway Properties, Inc.	139,500	2,406,375
#	Pennsylvania REIT	355,103	4,492,053
	Post Properties, Inc.	393,866	8,791,089
#	ProLogis	2,407,390	33,703,460
#	PS Business Parks, Inc.	186,425	8,439,460
#	Public Storage	1,530,366	124,724,829
	Ramco-Gershenson Properties Trust	164,909	2,173,501
#	Realty Income Corp.	942,948	21,800,958
#	Regency Centers Corp.	635,182	25,064,282
#	Roberts Realty Investors, Inc.	26,400	79,200
#	Saul Centers, Inc.	159,255	5,827,140
	Senior Housing Properties Trust	1,037,630	19,891,367
#	Simon Property Group, Inc.	2,039,432	136,703,127
#	SL Green Realty Corp.	528,009	22,197,498
#	Sovran Self Storage, Inc.	196,865	6,388,269
#	Strategic Hotel Capital, Inc.	671,422	3,323,539
#	Sun Communities, Inc.	167,969	2,526,254
	Sunstone Hotel Investors, Inc.	516,999	3,386,343
	Supertel Hospitality, Inc.	196,477	447,968
#	Tanger Factory Outlet Centers, Inc.	282,200	10,207,174
#	Taubman Centers, Inc.	472,061	15,681,866
#	The Macerich Co.	672,166	19,775,124
#	UDR, Inc.	1,171,872	23,156,191

2

	UMH Properties, Inc.	101,168	601,950
#	Universal Health Realty Income Trust	108,200	3,755,622
	Urstadt Biddle Properties, Inc.	75,590	1,241,188
#	Urstadt Biddle Properties, Inc. Class A	164,938	2,701,684
	U-Store-It Trust	519,249	3,562,048
#	Ventas, Inc.	1,269,328	45,771,968
#	Vornado Realty Trust	1,397,280	98,578,104
#	Washington REIT	465,224	13,947,416
#	Weingarten Realty Investors	760,057	15,543,166
#	Winthrop Realty Trust	713,668	1,826,990

TOTAL COMMON STOCKS			1,704,785,422

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $59,350,000 FNMA 5.50%, 08/01/37, valued at $52,765,741) to be repurchased at $51,986,072	$51,982	51,982,000

		Shares
SECURITIES LENDING COLLATERAL — (20.5%)
§ @	DFA Short Term Investment Fund LP	415,012,034	415,012,034
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $32,836,313 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/20 to 07/01/38 & U.S. Treasury STRIP 1.140%(y), 07/15/09, valued at $28,074,497) to be repurchased at $27,360,683	$27,360	27,360,147

TOTAL SECURITIES LENDING COLLATERAL			452,372,181

TOTAL INVESTMENTS - (100.0%) (Cost $2,682,434,016)			$2,209,139,603

See accompanying Notes to Financial Statements.

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
	AGL Energy, Ltd.	73,766	$692,707
#	Alumina, Ltd.	142,722	203,114
	Amcor, Ltd.	104,376	402,932
	Amcor, Ltd. Sponsored ADR	1,068	16,501
	AMP, Ltd.	323,524	1,176,829
#	APN News & Media, Ltd.	51,298	83,309
*	Aquila Resources, Ltd.	37,584	92,114
#	Aristocrat Leisure, Ltd.	53,117	133,766
	Asciano Group	70,761	98,853
#	ASX, Ltd.	22,278	447,342
*	Austar United Communications, Ltd.	123,370	73,990
	Australia & New Zealand Banking Group, Ltd.	257,034	3,013,080
	AXA Asia Pacific Holdings, Ltd.	123,474	364,257
	Bank of Queensland, Ltd.	10,265	91,883
	Bendigo Bank, Ltd.	32,171	283,804
#	BHP Billiton, Ltd.	343,037	6,590,158
#	BHP Billiton, Ltd. Sponsored ADR	58,200	2,262,816
#	Billabong International, Ltd.	18,229	145,724
	BlueScope Steel, Ltd.	110,776	325,811
	Boart Longyear Group	247,222	71,730
#	Boral, Ltd.	75,480	227,179
	Brambles, Ltd. (B1CDB77)	68,401	366,331
	Brambles, Ltd. (B1FJ0CO)	195,962	1,045,271
	Caltex Australia, Ltd.	21,604	136,068
	Coca-Cola Amatil, Ltd.	57,468	310,213
#	Cochlear, Ltd.	8,260	313,392
	Commonwealth Bank of Australia	182,537	4,989,790
	Computershare, Ltd.	73,248	414,108
	Crown, Ltd.	65,742	294,223
	CSL, Ltd.	92,947	2,260,449
	CSR, Ltd.	96,230	139,872
	David Jones, Ltd.	38,983	80,290
	Downer EDI, Ltd.	58,012	188,398
#	Fairfax Media, Ltd.	183,217	234,887
#	Flight Centre, Ltd.	7,603	71,169
*	Fortescue Metals Group, Ltd.	228,112	451,156
	Foster’s Group, Ltd.	307,467	1,175,382
	Goodman Fielder, Ltd.	300,370	333,339
	Harvey Norman Holdings, Ltd.	70,202	121,175
	Incitec Pivot, Ltd.	155,814	417,741
	Insurance Australia Group, Ltd.	310,059	785,418
	James Hardie Industries NV	43,241	122,983

1

#	Leighton Holdings, Ltd.	20,250	336,711
	Lend Lease Corp., Ltd.	43,111	199,485
# *	Lihir Gold, Ltd.	237,027	295,757
	Lion Nathan, Ltd.	51,883	306,604
	MacArthur Coal, Ltd.	13,372	53,974
	Macquarie Airports	80,704	114,775
#	Macquarie Communications Infrastructure Group	72,344	77,803
#	Macquarie Group, Ltd.	45,847	909,562
#	Macquarie Infrastructure Group	104,849	137,429
	Metcash, Ltd.	112,673	304,108
	Mirvac, Ltd.	125,651	82,249
#	National Australia Bank, Ltd.	220,227	3,573,426
#	New Hope Corp., Ltd.	44,661	103,268
	Newcrest Mining, Ltd.	66,141	909,204
	Nufarm, Ltd.	14,411	104,301
#	Oil Search, Ltd.	133,588	404,717
	Onesteel, Ltd.	123,248	283,152
	Orica, Ltd.	49,809	647,440
	Origin Energy, Ltd.	136,160	1,427,948
	OZ Minerals, Ltd.	255,402	160,447
# *	Paladin Energy, Ltd.	77,365	118,528
#	Perpetual Trustees Australia, Ltd.	3,869	90,096
#	Primary Health Care, Ltd.	54,534	166,953
#	Publishing and Broadcasting, Ltd.	75,939	103,916
	Qantas Airways, Ltd.	131,158	213,035
	QBE Insurance Group, Ltd.	129,852	2,215,403
*	Queensland Gas Co., Ltd.	56,963	221,830
	Ramsay Health Care, Ltd.	15,592	105,322
	Reece Australia, Ltd.	7,063	82,053
	Rio Tinto, Ltd.	53,021	2,742,924
	Santos, Ltd.	82,826	749,894
#	Seven Network, Ltd.	19,868	83,378
	Sims Group, Ltd.	20,054	192,311
#	Sonic Healthcare, Ltd.	39,748	363,243
	SP Ausnet	276,109	203,523
	St. George Bank, Ltd.	87,861	1,643,821
	Suncorp-Metway, Ltd.	132,695	714,321
	TABCORP Holdings, Ltd.	70,041	321,111
#	Tatts Group, Ltd.	116,126	194,471
	Telstra Corp., Ltd.	543,075	1,494,868
#	Toll Holdings, Ltd.	120,418	480,719
	Transfield Services, Ltd.	16,966	46,228
#	Transurban Group	163,840	588,259
#	United Group, Ltd.	25,177	159,762
	Washington H. Soul Pattinson & Co., Ltd.	18,899	109,336
#	Wesfarmers, Ltd. (6948836)	93,266	1,340,377
	Wesfarmers, Ltd. (B291502)	20,170	291,155
#	West Australian Newspapers Holdings, Ltd.	26,425	109,010
	Westpac Banking Corp.	209,281	2,871,447
	Westpac Banking Corp. Sponsored ADR	10,860	737,177
	Woodside Petroleum, Ltd.	69,943	1,976,246
	Woolworths, Ltd.	185,934	3,466,114

2

WorleyParsons, Ltd.	22,443	225,471

TOTAL — AUSTRALIA		65,904,216

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
# Erste Group Bank AG	26,609	709,396
# EVN AG	570	8,420
* Immofinanz Immobilien Anlagen AG	8,273	9,228
Oesterreichische Elektrizitaetswirtschafts AG	6,575	311,041
OMV AG	21,525	689,013
# Raiffeisen International Bank-Holding AG	9,104	286,479
Telekom Austria AG	50,345	618,594
Telekom Austria AG ADR	2,400	55,560
Voestalpine AG	18,961	462,733
Wiener Staedtische Versicherung AG	6,637	179,143

TOTAL — AUSTRIA		3,329,607

BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Ackermans & van Haaren NV	3,142	180,303
* Belgacom SA	25,129	859,779
Colruyt SA	2,476	556,496
Delhaize Group	4,608	259,147
Delhaize Group Sponsored ADR	5,300	298,920
# Dexia SA	58,806	312,779
Fortis	282,819	327,666
# InBev NV	18,424	743,098
KBC Groep NV	19,307	830,052
Mobistar SA	3,728	247,390
Solvay SA	7,215	671,099
UCB SA (5596991)	13,359	340,036
# UCB SA (5675588)	2,437	60,955
Umicore	15,825	283,004
TOTAL COMMON STOCKS		5,970,724

RIGHTS/WARRANTS — (0.0%)
* Fortis Coupons	293,685	—
* Umicore	275	7
TOTAL RIGHTS/WARRANTS		7

TOTAL — BELGIUM		5,970,731

CANADA — (7.3%)
COMMON STOCKS — (7.3%)
Addax Petroleum Corp.	11,700	174,728
AGF Management, Ltd. Class B	9,261	101,961
Agnico Eagle Mines, Ltd.	22,050	608,465
Agrium, Inc.	23,400	896,356
# Alimentation Couche-Taro, Inc. Class B	14,900	200,884
Astral Media, Inc. Class A	6,100	141,049

3

#	Bank of Montreal	76,796	2,741,030
	Bank of Nova Scotia	145,927	4,865,848
	Barrick Gold Corp.	130,200	2,977,111
	BCE, Inc.	33,950	986,699
	Bombardier, Inc. Class B	200,700	774,293
	Brookfield Asset Management, Inc. Series A	57,574	1,007,891
	Brookfield Properties Corp.	20,137	204,661
	CAE, Inc.	40,383	236,877
#	Cameco Corp.	51,200	838,112
	Canadian Imperial Bank of Commerce	52,300	2,371,790
#	Canadian National Railway Co.	73,200	3,177,486
	Canadian National Resources, Ltd.	80,200	4,046,929
	Canadian Pacific Railway, Ltd.	22,700	1,027,367
#	Canadian Tire Corp. Class A	11,800	448,386
	Canadian Utilities, Ltd. Class A	6,900	242,728
*	CGI Group, Inc.	43,400	346,393
*	Domtar Corp.	42,900	106,422
*	Eldorado Gold Corp.	52,900	218,570
	Emera, Inc.	4,200	74,815
	Empire Co., Ltd. Class A	2,600	99,228
	Enbridge, Inc.	44,270	1,537,495
	EnCana Corp.	109,200	5,547,429
#	Ensign Energy Services, Inc.	13,500	173,720
# *	Equinox Minerals, Ltd.	52,000	46,163
#	Fairfax Financial Holdings, Inc.	2,800	768,937
	Finning International, Inc.	27,000	328,175
#	First Quantum Minerals, Ltd.	10,200	214,951
	Fortis, Inc.	19,100	416,768
	George Weston, Ltd.	6,700	341,921
	Gerdau Ameristeel Corp.	21,800	116,660
# *	Gildan Activewear, Inc.	17,200	400,996
	Goldcorp, Inc.	105,820	1,978,912
#	Great West Lifeco, Inc.	38,000	807,102
	Husky Energy, Inc.	37,800	1,135,286
	IAMGOLD Corp.	36,600	121,463
	IGM Financial, Inc.	16,400	495,823
	Imperial Oil, Ltd.	47,827	1,692,377
	Industrial Alliance Insurance & Financial Services, Inc.	11,000	228,159
	ING Canada, Inc.	8,300	225,938
	Inmet Mining Corp.	5,400	121,190
*	Ivanhoe Mines, Ltd.	28,900	75,529
	Jean Coutu Group PJC, Inc. Class A	16,500	99,797
	Kinross Gold Corp.	85,312	888,298
	Loblaw Companies, Ltd.	13,600	331,171
	Magna International, Inc. Class A	12,680	425,437
#	Manitoba Telecom Services, Inc.	2,400	84,805
#	Manulife Financial Corp.	219,590	4,394,351
*	MDS, Inc.	15,179	158,553
	Methanex Corp.	11,600	131,755
	Metro, Inc. Class A	12,400	312,238
	National Bank of Canada	22,600	847,711
	Nexen, Inc.	66,338	1,053,438

4

	Niko Resources, Ltd.	5,400	236,555
#	Nova Chemicals Corp.	6,300	81,801
*	Oilexco, Inc.	26,500	111,470
	Onex Corp.	11,800	204,123
# *	OPTI Canada, Inc.	29,700	79,098
*	Pan Amer Silver Corp.	6,300	71,818
*	Petrobank Energy & Resources, Ltd.	11,900	227,080
	Petro-Canada	72,400	1,810,450
	Potash Corp. of Saskatchewan, Inc.	46,600	3,966,780
	Power Corp. of Canada, Ltd.	49,100	1,067,303
#	Power Financial Corp.	33,300	833,536
*	Research In Motion, Ltd.	74,700	3,781,792
#	Ritchie Brothers Auctioneers, Inc.	15,800	297,700
	Rogers Communications, Inc. Class B	74,500	2,162,744
	Royal Bank of Canada	205,268	7,977,062
	Saputo, Inc.	18,000	376,338
*	Saskatchewan Wheat Pool, Inc.	33,700	213,893
	Shaw Communications, Inc. Class B	47,300	828,427
	ShawCor, Ltd.	6,000	90,849
	Sherritt International Corp.	22,600	69,377
	Shoppers Drug Mart Corp.	26,200	1,008,612
*	Silver Wheaton Corp.	33,400	116,386
*	Sino-Forest Corp.	14,900	139,444
	SNC-Lavalin Group, Inc.	18,400	483,471
	Sun Life Financial, Inc.	75,100	1,766,436
	Suncor Energy, Inc.	137,204	3,295,491
	Talisman Energy, Inc.	148,100	1,463,429
#	Teck Cominco Class B	62,534	622,590
	Telus Corp.	7,317	258,429
#	The Thomson Corp.	21,200	499,175
#	Tim Hortons, Inc.	18,400	460,267
#	TMX Group, Inc.	8,000	187,439
#	Toronto Dominion Bank	112,415	5,308,771
#	Transalta Corp.	28,300	568,207
	TransCanada Corp.	82,241	2,485,039
#	Trican Well Service, Ltd.	12,100	113,441
# *	UTS Energy Corp.	41,100	31,371
#	Yamana Gold, Inc.	85,244	406,665

TOTAL — CANADA			98,121,486

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
#	A P Moller - Maersk A.S.	233	1,340,916
	Alk-Abello A.S.	900	71,406
	Carlsberg A.S. Series B	10,611	417,740
	Coloplast A.S.	3,540	256,669
	D/S Norden A.S.	3,850	116,689
	Dampskibsselsk Torm A.S.	3,400	55,000
	Danisco A.S.	6,350	275,110
	Danske Bank A.S.	63,186	935,362
#	DSV A.S.	26,800	321,994

5

	East Asiatic Co., Ltd. A.S.	2,525	86,099
#	FLSmidth & Co. A.S.	6,800	253,630
*	Genmab A.S.	4,000	180,653
# *	GN Great Nordic A.S.	21,220	46,123
	H. Lundbeck A.S.	9,602	171,536
*	Jyske Bank A.S.	7,260	214,439
	NKT Holding A.S.	3,875	141,658
	Novo-Nordisk A.S. Series B	45,800	2,455,025
	Novo-Nordisk A.S. Sponsored ADR	24,481	1,309,978
	Novozymes A.S. Series B	7,530	531,588
	Rockwool International A.S.	1,000	67,239
	Sydbank A.S.	5,940	92,321
*	Topdanmark A.S.	2,400	259,290
#	Trygvesta A.S.	3,500	210,452
*	Vestas Wind Systems A.S.	25,995	1,064,757
# *	William Demant Holding A.S.	3,260	124,730

TOTAL — DENMARK			11,000,404

FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
#	Elisa Oyj	17,663	265,696
	Fortum Oyj	64,867	1,594,175
	Kesko Oyj	9,200	215,356
	Kone Oyj Series B	19,800	443,051
	Metso Corp. Oyj	17,346	230,511
	Metso Corp. Oyj Sponsored ADR	2,600	35,490
#	Neste Oil Oyj	18,645	294,903
	Nokia Oyj	303,533	4,649,581
	Nokia Oyj Sponsored ADR	163,300	2,478,894
	Nokian Renkaat Oyj	16,467	215,294
	Outokumpu Oyj Series A	19,700	204,152
	Pohjola Bank P.L.C.	8,700	117,055
	Rautaruukki Oyj Series K	12,083	197,196
	Sampo Oyj	59,074	1,183,826
#	Sanoma Oyj	11,666	178,537
	Stora Enso Oyj Series R	64,925	603,765
	Stora Enso Oyj Sponsored ADR	12,000	108,240
	UPM-Kymmene Oyj	59,964	847,911
	UPM-Kymmene Oyj Sponsored ADR	13,000	182,910
	Wartsila Corp. Oyj Series B	12,362	313,207

TOTAL — FINLAND			14,359,750

FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
	Accor SA	24,558	955,437
	Aeroports de Paris	4,190	249,389
	Air France-KLM	20,148	290,287
	Air Liquide SA (B1YW1V6)	25,288	2,147,864
	Air Liquide SA (B1YXBJ7)	38,788	3,347,216
*	Alcatel-Lucent SA	149,849	386,947

6

*	Alcatel-Lucent SA Sponsored ADR	128,100	329,217
	Alstom SA	24,330	1,205,885
	Atos Origin SA	7,666	178,016
#	AXA SA	160,335	3,063,049
	AXA SA Sponsored ADR	60,500	1,131,955
	bioMerieux	1,600	129,910
	BNP Paribas SA	117,049	8,451,097
#	Bourbon SA	5,588	157,561
	Bouygues SA	33,738	1,436,575
	Capgemini SA	20,623	664,468
	Carrefour SA	81,085	3,425,434
	Casino Guichard Perrachon SA	7,231	505,468
	Christian Dior SA	8,472	513,253
	Cie Generale D’Optique Essilor Intenational SA	31,038	1,392,299
	Ciments Francais SA	1,006	73,042
	CNP Assurances	5,419	436,652
#	Compagnie de Saint-Gobain	40,219	1,551,924
*	Compagnie Generale de Geophysique-Veritas SA	18,938	306,216
	Compagnie Generale des Establissements Michelin Series B	21,341	1,098,444
	Credit Agricole SA	103,952	1,503,876
	Dassault Systemes SA	9,309	385,439
	EDF Energies Nouvelles SA	2,889	90,072
	Eiffage SA	6,330	243,187
	Electricite de France	26,393	1,585,785
#	Eramet SA	959	194,377
#	Euler Hermes SA	1,874	92,317
#	European Aeronautic Defence & Space Co.	38,109	633,858
	Eutelsat Communications	14,496	311,132
#	France Telecom SA	214,253	5,402,517
	France Telecom SA Sponsored ADR	32,000	810,240
	GDF Suez (B0C2CQ3)	139,979	6,230,981
*	GDF Suez (B3B9KQ2)	11,445	146
#	Groupe Danone	50,213	2,795,906
	Groupe Danone Sponsored ADR	13,800	154,560
#	Hermes International SA	10,833	1,398,198
	Iliad SA	2,602	205,785
	Imerys SA	5,342	243,207
	Ipsen SA	2,070	78,681
#	JC Decaux SA	11,520	200,188
	Lafarge SA	23,103	1,527,284
	Lafarge SA Sponsered ADR	1,800	29,700
	Lagardere S.C.A.	17,621	700,612
	Legrand SA	12,650	210,507
	L’Oreal SA	35,712	2,704,259
	LVMH (Louis Vuitton Moet Hennessy)	33,095	2,202,274
	M6 Metropole Television	10,023	157,853
#	Natixis	103,686	229,618
	Neopost SA	3,543	296,629
#	PagesJaunes SA	14,300	135,567
#	Pernod-Ricard SA	21,265	1,384,750
	Peugeot SA	17,625	470,321
	PPR SA	9,610	612,450

7

	Publicis Groupe	13,738	310,491
	Publicis Groupe ADR	1,700	38,760
	Remy Cointreau SA	2	83
#	Renault SA	24,613	754,335
#	Rexel SA	13,318	129,863
#	Safran SA	16,219	205,845
	Sanofi - Aventis	106,578	6,752,479
	Sanofi - Aventis ADR	58,900	1,862,418
	Schneider Electric SA	30,869	1,850,216
	SCOR SE (4797364)	8	21
	SCOR SE (B1LB9P6)	18,739	307,013
	Societe Generale Paris	60,362	3,290,034
#	Societe Television Francaise 1	17,323	222,105
	Sodexho Alliance SA	11,071	531,569
	STMicroelectronics NV	61,655	506,823
*	Suez Environnement SA	23,666	452,453
	Technip SA	9,962	298,314
	Technip SA ADR	3,600	109,080
	Thales SA	15,275	612,911
	Total SA	222,818	12,257,994
	Total SA Sponsored ADR	77,100	4,274,424
*	UbiSoft Entertainment SA	5,523	291,942
	Vallourec SA	6,725	752,252
	Veolia Environnement SA	37,547	930,476
#	Veolia Environnement SA ADR	9,000	224,550
	Vinci SA	55,213	1,986,971
	Vivendi SA	169,296	4,425,249
#	Wendel	5,599	267,513

TOTAL — FRANCE			110,296,065

GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
	Adidas-Salomon AG	32,228	1,119,483
	Allianz SE	43,364	3,263,117
	Allianz SE Sponsored ADR	209,986	1,591,694
#	AMB Generali Holding AG	1,663	181,870
	BASF AG	122,906	4,126,060
	BASF AG Sponsored ADR	8,200	272,978
#	Bayer AG	67,191	3,758,221
	Bayer AG Sponsored ADR	34,500	1,904,745
	Bayerische Motoren Werke AG	47,625	1,207,703
	Beiersdorf AG	13,598	732,053
	Celesio AG	14,216	417,370
#	Commerzbank AG	86,904	934,819
#	Continental AG	23,656	1,691,459
	Daimler AG	95,660	3,286,422
#	Daimler AG Sponsored ADR	25,400	876,300
	Deutsche Bank AG	1,054	39,374
	Deutsche Bank AG ADR	73,002	2,772,616
	Deutsche Boerse AG	27,510	2,162,201
	Deutsche Lufthansa AG	31,204	432,179

8

	Deutsche Post AG	122,586	1,344,110
	Deutsche Postbank AG	11,891	241,554
	Deutsche Telekom AG	343,650	5,102,668
	Deutsche Telekom AG Sponsored ADR	63,200	938,520
	E.ON AG	218,479	8,361,378
#	E.ON AG Sponsored ADR	53,950	2,050,100
#	Fraport AG	5,492	175,906
	Fresenius Medical Care AG & Co.	19,029	851,164
	Fresenius Medical Care AG & Co. KGaA ADR	3,500	157,780
	GEA Group AG	23,415	337,431
	Hannover Rueckversicherung AG	10,705	265,549
#	Heidelberger Zement AG	4,048	290,137
	Henkel KGAA	12,750	311,778
	Hochtief AG	7,146	221,571
*	Infineon Technologies AG	73,241	229,118
*	Infineon Technologies AG ADR	21,400	66,982
	K&S AG	19,195	743,537
	Linde AG	16,496	1,387,554
	MAN AG	16,442	798,514
	Merck KGAA	8,824	779,709
	Metro AG	17,292	549,626
#	Munchener Rueckversicherungs-Gesellschaft AG	27,883	3,619,764
	Puma AG Rudolf Dassler Sport	1,065	178,195
# *	Q-Cells AG	5,069	200,720
# *	QIAGEN NV	22,830	325,379
	Rhoen-Klinikum AG	10,954	235,586
#	RWE AG Series A	62,262	5,177,570
	Salzgitter AG	5,489	360,967
	SAP AG	94,756	3,344,562
	SAP AG Sponsored ADR	24,000	847,920
# *	SGL Carbon AG	8,322	163,365
	Siemens AG	72,863	4,376,979
	Siemens AG Sponsored ADR	46,300	2,784,945
*	Solarworld AG	13,319	332,202
#	Suedzucker AG	11,662	129,649
	ThyssenKrupp AG	48,637	911,394
#	TUI AG	27,366	329,478
	United Internet AG	14,268	128,045
#	Volkswagen AG	11,739	7,105,324
	Wacker Chemie AG	2,945	320,450

TOTAL — GERMANY			86,847,844

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Agricultural Bank of Greece S.A.	38,356	91,077
	Alpha Bank A.E.	56,413	823,626
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	353,145
	EFG Eurobank Ergasias S.A.	45,413	493,624
	Hellenic Petroleum S.A.	15,660	129,735
	Hellenic Telecommunication Organization Co. S.A.	32,294	455,798

9

	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	136,488
	National Bank of Greece S.A.	34,337	754,325
	National Bank of Greece S.A. ADR	93,860	410,168
	OPAP S.A.	37,766	824,609
	Piraeus Bank S.A.	49,601	629,220
	Public Power Corp. S.A.	15,920	196,854
	Titan Cement Co. S.A.	9,080	155,073

TOTAL — GREECE			5,453,742

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	ASM Pacific Technology, Ltd.	17,000	56,796
#	Bank of East Asia, Ltd.	196,627	396,634
	BOC Hong Kong (Holdings), Ltd.	555,000	635,436
	Cathay Pacific Airways, Ltd.	174,000	212,334
	Cheung Kong Holdings, Ltd.	202,600	1,945,269
	Cheung Kong Infrastructure Holdings, Ltd.	64,000	234,428
*	CITIC International Financial Holdings, Ltd.	84,000	53,109
	CLP Holdings, Ltd.	281,900	1,901,125
	Dah Sing Banking Group, Ltd.	71,409	39,806
	Dah Sing Financial Holdings, Ltd.	12,059	29,254
	Esprit Holdings, Ltd.	141,641	804,818
	First Pacific Co., Ltd.	202,000	81,608
# *	Foxconn International Holdings, Ltd.	318,000	117,011
# *	Galaxy Entertainment Group, Ltd.	144,000	10,634
	Great Eagle Holdings, Ltd.	26,614	30,553
	Hang Lung Group, Ltd.	131,000	421,555
	Hang Lung Properties, Ltd.	302,000	737,935
	Hang Seng Bank, Ltd.	113,600	1,417,442
	Henderson Land Development Co., Ltd.	140,632	508,580
	Hong Kong and China Gas Co., Ltd.	585,970	1,032,352
#	Hong Kong and Shanghai Hotels, Ltd.	69,025	65,197
	Hong Kong Electric Holdings, Ltd.	189,207	1,019,804
#	Hong Kong Exchanges & Clearing, Ltd.	132,400	1,342,644
	Hopewell Highway Infrastructure, Ltd.	104,000	68,089
	Hopewell Holdings, Ltd.	102,000	317,126
*	Hutchison Telecommunications International, Ltd.	203,000	219,311
	Hutchison Whampoa, Ltd.	303,500	1,640,074
	Hysan Development Co., Ltd.	55,348	86,789
	Industrial & Commercial Bank of China (Asia), Ltd.	25,688	27,069
	Johnson Electric Holdings, Ltd.	168,000	34,907
	Kerry Properties, Ltd.	101,393	254,704
	Kingboard Chemical Holdings, Ltd.	80,000	159,697
	Kowloon Development Co., Ltd.	35,500	12,039
#	Lee & Man Paper Manufacturing, Ltd.	78,000	25,499
	Li & Fung, Ltd.	318,000	638,231
	Lifestyle International Holdings, Ltd.	132,000	88,110

10

# *	Mongolia Energy Corp., Ltd.	533,000	228,629
#	MTR Corp., Ltd.	197,513	437,675
#	New World China Land, Ltd.	165,200	28,291
	New World Development Co., Ltd.	361,571	300,984
	NWS Holdings, Ltd.	99,362	103,722
	Pacific Basin Shipping, Ltd.	266,000	142,429
	PCCW, Ltd.	560,265	209,646
#	Ports Design, Ltd.	54,500	63,361
	Shangri-La Asia, Ltd.	218,913	309,944
	Shun Tak Holdings, Ltd.	216,000	43,051
	Sino Land Co., Ltd.	189,363	166,484
	Sun Hung Kai Properties, Ltd.	200,706	1,758,406
#	Techtronic Industries Co., Ltd.	86,500	32,763
	Television Broadcasts, Ltd.	25,000	69,526
# *	Tencent Holdings, Ltd.	125,000	909,995
	Transport International Holdings, Ltd.	17,600	42,383
	Vtech Holdings, Ltd.	15,000	55,871
	Wharf Holdings, Ltd.	181,609	362,350
	Wheelock and Co., Ltd.	164,000	245,680
	Wheelock Properties, Ltd.	110,000	37,297
	Wing Hang Bank, Ltd.	30,500	143,084
	Wing Lung Bank, Ltd.	8,000	158,451
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	157,011

TOTAL — HONG KONG			22,673,002

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
	Allied Irish Banks P.L.C.	77,900	417,492
#	Allied Irish Banks P.L.C. Sponsored ADR	28,400	293,940
	Anglo Irish Bank Corp. P.L.C.	103,754	337,101
	Bank of Ireland P.L.C.	89,045	263,447
#	Bank of Ireland P.L.C. Sponsored ADR	12,500	151,750
	CRH P.L.C.	40,809	904,773
#	CRH P.L.C. Sponsored ADR	42,847	906,642
*	Elan Corp. P.L.C.	39,189	295,922
*	Elan Corp. P.L.C. Sponsored ADR	39,700	302,911
	Kerry Group P.L.C.	22,104	495,425
*	Ryanair Holdings P.L.C.	33,520	117,471

TOTAL — IRELAND			4,486,874

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
	ACEA SpA	11,304	147,396
	AEM SpA	186,557	340,023
	Alleanza Assicurazioni SpA	50,492	336,607
	Assicurazioni Generali SpA	146,232	3,692,923
	Atlantia SpA	39,335	719,985
#	Autogrill SpA	14,752	117,890
# *	Banca Carige SpA	129,215	276,234
#	Banca Monte Dei Paschi di Siena SpA	339,263	658,668

11

Banca Popolare di Milano Scarl	41,017	240,053
Banco Popolare Scarl	89,713	1,119,166
Bulgari SpA	16,639	124,443
Buzzi Unicem SpA	11,057	134,364
Enel SpA	593,269	3,969,124
Eni SpA	254,648	6,077,981
Eni SpA Sponsored ADR	47,000	2,258,350
Fiat SpA	81,104	643,551
Fiat SpA Sponsored ADR	7,000	54,950
Finmeccanica SpA	60,155	746,066
Fondiaria - Sai SpA	7,144	134,213
Hera SpA	76,919	169,578
Intesa Sanpaolo SpA	1,037,529	3,797,246
Intesa Sanpaolo SpA Sponsored ADR	13,601	297,182
# Italcementi SpA	8,940	104,198
Lottomatica SpA	6,664	155,591
Luxottica Group SpA	20,495	414,184
Mediaset SpA	99,784	542,125
Mediobanca SpA	59,650	681,011
# Mediolanum SpA	44,701	175,274
Parmalat SpA	180,290	316,549
Pirelli & Co. SpA	450,055	158,680
Saipem SpA	40,683	764,679
Saras SpA	38,600	135,813
Snam Rete Gas SpA	137,501	696,051
Telecom Italia SpA	744,301	855,028
Telecom Italia SpA Sponsored ADR	65,980	752,172
Terna SpA	169,541	546,792
UniCredito Italiano SpA	1,528,673	3,742,226
Unione di Banche Italiane ScpA	83,459	1,407,964
Unipol Gruppo Finanziario SpA	114,185	202,585
TOTAL COMMON STOCKS		37,706,915

PREFERRED STOCKS — (0.0%)
Fiat SpA	3,000	13,402

TOTAL — ITALY		37,720,317

JAPAN — (20.6%)
COMMON STOCKS — (20.6%)
Advantest Corp.	13,840	198,856
Advantest Corp. ADR	10,000	143,600
AEON Co., Ltd.	96,900	929,181
Aeon Mall Co., Ltd.	11,080	273,520
Aioi Insurance Co., Ltd.	72,000	295,646
# Air Water, Inc.	26,000	244,798
Aisin Seiki Co., Ltd.	24,700	437,079
Ajinomoto Co., Inc.	89,000	768,461
Alfresa Holdings Corp.	4,200	182,688
All Nippon Airways Co., Ltd.	93,000	355,166
Alps Electric Co., Ltd.	17,000	93,520

12

	Amada Co., Ltd.	41,000	188,284
	Aoyama Trading Co., Ltd.	5,500	64,304
*	Aozora Bank, Ltd.	85,000	70,976
	Asahi Breweries, Ltd.	60,800	1,003,578
	Asahi Glass Co., Ltd.	140,000	879,728
	Asahi Kasei Corp.	162,000	609,349
#	Asatsu-Dk, Inc.	4,900	108,464
	Asics Corp.	31,000	194,237
	Astellas Pharma, Inc.	71,855	2,894,230
	Bank of Yokohama, Ltd.	150,000	727,572
	Benesse Corp.	12,500	525,011
	Bridgestone Corp.	89,000	1,555,986
	Brother Industries, Ltd.	31,000	211,480
	Canon Marketing Japan, Inc.	7,000	117,104
#	Canon, Inc.	121,400	4,247,985
	Canon, Inc. Sponsored ADR	38,550	1,321,108
#	Capcom Co., Ltd.	6,900	153,827
#	Casio Computer Co., Ltd.	29,000	186,269
	Central Japan Railway Co.	245	2,012,569
	Chiyoda Corp.	23,000	132,500
	Chubu Electric Power Co., Ltd.	101,600	2,660,403
	Chugai Pharmaceutical Co., Ltd.	35,100	499,192
	Chuo Mitsui Trust Holdings, Inc.	143,000	564,191
#	Circle K Sunkus Co., Ltd.	5,100	86,707
	Citizen Holdings Co., Ltd.	45,300	250,649
	Coca-Cola West Japan Co., Ltd.	4,600	92,257
	Comsys Holdings Corp.	11,000	78,635
	Cosmo Oil Co., Ltd.	74,000	157,418
	Credit Saison Co., Ltd.	20,700	219,679
#	CSK Holdings Corp.	7,900	66,029
	Dai Nippon Printing Co., Ltd.	100,000	1,181,514
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	181,718
	Daicel Chemical Industries, Ltd.	28,000	100,957
	Daido Steel Co., Ltd.	37,000	117,273
	Daihatsu Motor Co., Ltd.	28,000	207,310
#	Daiichi Chuo Kisen Kaisha	24,000	77,497
	Daiichi Sankyo Co, Ltd.	101,546	2,082,193
	Daikin Industries, Ltd.	37,600	845,716
	Dainippon Ink & Chemicals, Inc.	94,000	151,938
	Daito Trust Construction Co., Ltd.	11,900	502,001
	Daiwa House Industry Co., Ltd.	76,000	675,634
	Daiwa Securities Co., Ltd.	202,000	1,142,012
	Denki Kagaku Kogyo Kabushiki Kaisha	74,000	163,943
	Denso Corp.	75,200	1,465,692
#	Dentsu, Inc.	325	533,272
#	Disco Corp.	1,700	40,744
#	Don Quijote Co., Ltd.	4,200	76,161
	Dowa Holdings Co., Ltd.	32,000	96,447
	East Japan Railway Co.	518	3,686,089
	Eisai Co., Ltd.	35,300	1,145,300
	Electric Power Development Co., Ltd.	18,300	544,844
# *	Elpida Memory, Inc.	13,000	69,307

13

	Exedy Corp.	3,000	42,982
#	Ezaki Glico Co., Ltd.	10,000	100,296
	FamilyMart Co., Ltd.	8,500	336,763
	Fanuc, Ltd.	28,400	1,892,254
	Fast Retailing Co., Ltd.	7,700	820,882
	Fuji Electric Holdings Co., Ltd.	64,000	93,379
	Fuji Heavy Industries, Ltd.	85,000	299,002
	FUJIFILM Holdings Corp.	74,900	1,724,225
	Fujikura, Ltd.	39,000	111,772
	Fujitsu, Ltd.	270,440	1,063,317
	Fukuoka Financial Group, Inc.	113,000	373,738
#	Furukawa Electric Co., Ltd.	70,000	211,454
	Futaba Industrial Co., Ltd.	4,400	27,401
	Glory, Ltd.	6,200	88,853
	GS Yuasa Corp.	43,000	108,699
#	H2O Retailing Corp.	13,000	80,226
#	Hakuhodo Dy Holdings, Inc.	3,000	136,605
#	Hamamatsu Photonics K.K.	9,400	208,633
	Hankyu Hanshin Holdings, Inc.	180,000	849,134
	Heiwa Corp.	6,700	45,979
#	Hikari Tsushin, Inc.	3,800	56,710
	Hino Motors, Ltd.	37,000	85,505
	Hirose Electric Co., Ltd.	3,700	320,395
	Hisamitsu Pharmaceutical Co., Inc.	9,900	412,627
	Hitachi Cable, Ltd.	18,000	37,912
	Hitachi Chemical Co., Ltd.	17,700	180,855
#	Hitachi Construction Machinery Co., Ltd.	17,500	203,152
	Hitachi High-Technologies Corp.	12,700	205,984
	Hitachi Koki Co., Ltd.	11,000	84,409
	Hitachi Maxell, Ltd.	3,700	26,354
	Hitachi Metals, Ltd.	25,000	187,978
	Hitachi Software Engineering Co., Ltd.	6,300	88,862
	Hitachi Transport System, Ltd.	5,500	73,551
	Hitachi, Ltd.	340,000	1,596,318
	Hitachi, Ltd. Sponsored ADR	15,900	747,936
	Hokkaido Electric Power Co., Inc.	29,500	661,516
	Hokuhoku Financial Group, Inc.	165,000	326,504
	Hokuriku Electric Power Co., Inc.	26,200	690,458
	Honda Motor Co., Ltd.	158,200	3,933,706
	Honda Motor Co., Ltd. Sponsored ADR	88,500	2,192,145
#	House Foods Corp.	8,500	138,164
	Hoya Corp.	59,000	1,077,329
	Ibiden Co., Ltd.	18,500	346,070
	Idemitsu Kosan Co., Ltd.	3,900	227,382
	IHI Corp.	152,000	184,411
	INPEX Corp.	136	789,766
# *	Isetan Mitsukoshi Holdings, Ltd.	48,480	456,655
#	Isuzu Motors, Ltd.	183,000	321,519
#	ITO EN, Ltd.	5,600	89,193
	Itochu Corp.	212,000	1,120,367
#	Itochu Techno-Solutions Corp.	4,200	98,413
#	Izumi Co., Ltd.	5,000	64,883

14

	J Front Retailing Co., Ltd.	51,800	230,992
*	Japan Airlines System Corp.	133,000	302,649
#	Japan Airport Terminal Co., Ltd.	7,000	86,142
	Japan Petroleum Exploration Co., Ltd.	4,600	175,208
#	Japan Tobacco, Inc.	669	2,373,394
	JFE Holdings, Inc.	80,200	2,046,334
	JFE Shoji Holdings, Inc.	15,000	47,347
	JGC Corp.	32,000	343,038
	JS Group Corp.	32,540	421,362
	JSR Corp., Tokyo	22,000	248,157
	JTEKT Corp.	31,460	241,391
	Juroku Bank, Ltd.	40,000	147,533
#	Kagome Co., Ltd.	4,900	79,071
	Kajima Corp.	106,000	306,598
	Kamigumi Co., Ltd.	30,000	238,667
#	Kandenko Co., Ltd.	8,000	42,037
	Kaneka Corp.	37,000	172,662
	Kansai Electric Power Co., Inc.	116,300	2,916,253
	Kansai Paint Co., Ltd.	20,000	111,623
	Kao Corp.	79,000	2,310,087
	Kawasaki Heavy Industries, Ltd.	207,000	375,029
	Kawasaki Kisen Kaisha, Ltd.	79,000	312,989
	KDDI Corp.	359	2,150,962
	Keihin Corp.	4,100	36,646
#	Keihin Electric Express Railway Co., Ltd.	51,000	393,644
	Keio Corp.	68,000	352,121
	Keisei Electric Railway Co., Ltd.	39,000	191,486
	Keyence Corp.	5,720	1,096,130
#	Kikkoman Corp.	18,000	181,496
	Kinden Corp.	14,000	116,896
#	Kintetsu Corp.	240,280	919,718
	Kirin Holdings Co., Ltd.	121,000	1,338,285
	Kobayashi Pharmaceutical Co., Ltd.	2,700	86,506
	Kobe Steel, Ltd.	342,000	554,737
	Koito Manufacturing Co., Ltd.	14,000	108,719
	Komatsu, Ltd.	131,600	1,446,767
#	Komeri Co., Ltd.	4,000	90,458
	Konami Co., Ltd.	8,600	155,581
	Konami Corp. ADR	3,500	62,300
	Konica Minolta Holdings, Inc.	70,000	459,711
	Kose Corp.	3,690	95,886
	Kubota Corp.	107,000	537,071
	Kubota Corp. Sponsored ADR	6,445	159,643
	Kuraray Co., Ltd.	44,000	336,719
	Kurita Water Industries, Ltd.	13,400	305,735
	Kyocera Corp.	19,800	1,163,020
	Kyocera Corp. Sponsored ADR	5,200	313,248
	Kyowa Hakko Kirin Co., Ltd.	62,000	516,699
	Kyushu Electric Power Co., Inc.	58,400	1,338,815
	Lawson, Inc.	11,500	562,078
	Leopalace21 Corp.	15,000	111,648
#	Lion Corp.	19,000	124,496

15

#	Mabuchi Motor Co., Ltd.	3,400	134,485
	Makita Corp.	13,000	235,721
#	Makita Corp. Sponsored ADR	1,630	29,340
	Marubeni Corp.	249,000	967,377
#	Marui Group Co., Ltd.	35,200	215,171
	Maruichi Steel Tube, Ltd.	6,000	136,492
#	Matsui Securities Co., Ltd.	9,700	62,897
	Mazda Motor Corp.	151,000	334,890
#	Mediceo Paltac Holdings Co., Ltd.	23,600	255,715
#	Meiji Dairies Corp.	21,000	95,780
	Meiji Seika Kaisha, Ltd.	28,000	114,496
	Millea Holdings, Inc.	99,400	3,066,082
	Minebea Co., Ltd.	63,000	170,027
	Miraca Holdings, Inc.	4,500	72,570
	Misumi Group, Inc.	10,000	152,978
#	Mitsubishi Chemical Holdings Corp.	192,490	778,174
	Mitsubishi Corp.	206,700	3,464,675
	Mitsubishi Electric Corp.	287,000	1,779,206
	Mitsubishi Estate Co., Ltd.	175,000	3,126,086
	Mitsubishi Gas Chemical Co., Inc.	46,000	169,266
	Mitsubishi Heavy Industries, Ltd.	492,000	1,577,529
	Mitsubishi Logistics Corp.	20,000	181,962
	Mitsubishi Materials Corp.	155,000	350,004
# *	Mitsubishi Motors Corp.	523,000	723,033
#	Mitsubishi Rayon Co., Ltd.	66,000	141,686
	Mitsubishi Tanabe Pharma Corp.	33,000	347,314
#	Mitsubishi UFJ Financial Group, Inc.	679,972	4,273,061
	Mitsubishi UFJ Financial Group, Inc. ADR	937,000	5,874,990
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	47,897
	Mitsui & Co., Ltd.	227,000	2,199,518
	Mitsui & Co., Ltd. Sponsored ADR	1,583	304,395
	Mitsui Chemicals, Inc.	94,000	328,200
#	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	166,522
	Mitsui Fudosan Co., Ltd.	127,000	2,215,295
#	Mitsui Mining and Smelting Co., Ltd.	60,000	109,733
	Mitsui O.S.K. Lines, Ltd.	171,000	892,947
	Mitsui Sumitomo Insurance Group Holdings, Inc.	53,437	1,484,928
	Mitsumi Electric Co., Ltd.	11,200	147,310
	Mizuho Financial Group, Inc.	1,410	3,442,940
#	Mizuho Trust & Banking Co., Ltd.	190,000	223,272
#	Mochida Pharmaceutical Co., Ltd.	8,000	74,997
	Modec, Inc.	1,900	30,068
#	Mori Seiki Co., Ltd.	9,300	85,384
	Murata Manufacturing Co., Ltd.	30,200	1,040,824
	Nagase & Co., Ltd.	10,000	85,691
	Nagoya Railroad Co., Ltd.	103,000	320,318
#	Namco Bandai Holdings, Inc.	25,900	266,340
	NEC Corp.	304,546	902,907
	NGK Insulators, Ltd.	40,000	415,467
	NGK Spark Plug Co., Ltd.	20,000	188,534
	NHK Spring Co., Ltd.	23,000	92,695
	Nichirei Corp.	48,000	203,629

16

	Nidec Corp.	10,400	577,283
	Nidec Corp. ADR	23,800	315,350
#	Nidec Sankyo Corp.	11,000	51,351
#	Nihon Unisys, Ltd.	4,900	47,136
	Nikon Corp.	48,000	676,471
	Nintendo Co., Ltd.	14,900	4,787,494
	Nippon Electric Glass Co., Ltd.	42,500	255,637
	Nippon Express Co., Ltd.	122,000	492,422
	Nippon Kayaku Co., Ltd.	31,000	141,964
	Nippon Meat Packers, Inc.	29,000	397,765
	Nippon Mining Holdings, Inc.	124,500	381,138
	Nippon Mitsubishi Oil Corp.	183,000	751,172
	Nippon Paper Group, Inc.	156	416,932
	Nippon Sheet Glass Co., Ltd.	94,000	307,417
	Nippon Shokubai Co., Ltd.	12,000	69,541
	Nippon Steel Corp.	754,000	2,537,900
	Nippon Telegraph & Telephone Corp.	866	3,533,906
#	Nippon Yusen K.K.	172,000	831,737
	Nipponkoa Insurance Co., Ltd.	104,000	623,332
#	Nipro Corp.	5,000	76,654
	Nishi-Nippon Bank, Ltd.	80,000	174,283
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,547
	Nissan Chemical Industries, Ltd.	15,000	121,285
	Nissan Motor Co., Ltd.	340,300	1,690,065
	Nissan Shatai Co., Ltd.	7,000	45,720
	Nissay Dowa General Insurance Co., Ltd.	29,000	129,001
#	Nissha Printing Co., Ltd.	3,900	216,878
	Nisshin Seifun Group, Inc.	29,500	319,824
	Nisshin Steel Co., Ltd.	93,000	124,544
#	Nisshinbo Industries, Inc.	22,000	127,872
#	Nissin Foods Holdings Co., Ltd.	12,200	348,731
	Nissin Kogyo Co., Ltd.	4,600	42,139
	Nitori Co., Ltd.	5,350	335,215
	Nitto Denko Corp.	23,000	509,383
	NOK Corp.	15,000	142,815
#	Nomura Holdings, Inc. ADR	63,200	594,080
#	Nomura Real Estate Holdings, Inc.	8,700	170,445
	Nomura Research Institute, Ltd.	19,500	322,006
	Nomura Securities Co., Ltd.	202,800	1,921,395
	NSK, Ltd.	54,000	220,396
	NTN Corp.	54,000	201,242
	NTT Data Corp.	196	647,590
	NTT DoCoMo, Inc.	2,309	3,661,956
	Obayashi Corp.	79,000	386,528
	Obic Co., Ltd.	1,000	122,403
	Odakyu Electric Railway Co., Ltd.	102,000	747,889
	Oji Paper Co., Ltd.	131,000	500,164
	Olympus Corp.	33,000	635,970
	Omron Corp.	26,600	391,449
	Ono Pharmaceutical Co., Ltd.	11,400	531,647
#	Onward Holdings Co., Ltd.	18,000	131,653
	Oracle Corp. Japan	6,500	282,581

17

#	Oriental Land Co., Ltd.	7,500	531,853
	Osaka Gas Co., Ltd.	295,000	1,043,487
	Otsuka Corp.	2,800	140,835
#	Pacific Metals Co., Ltd.	19,000	83,874
	Panasonic Corp.	225,188	3,626,368
	Panasonic Corp. Sponsored ADR	47,300	746,394
	Panasonic Electric Works Co., Ltd.	57,000	497,484
#	Pioneer Electronic Corp.	19,300	57,251
	Promise Co., Ltd.	6,500	116,670
	Q.P. Corp.	8,900	102,337
#	Rengo Co., Ltd.	34,000	173,374
#	Resona Holdings, Inc.	886	929,086
	Ricoh Co., Ltd.	97,000	1,043,916
	Rinnai Corp.	3,000	109,706
	Rohm Co., Ltd.	13,100	631,233
	Ryohin Keikaku Co., Ltd.	3,400	162,679
#	Sagami Railway Co., Ltd.	27,000	108,304
	Sankyo Co., Ltd.	8,400	373,745
	Sankyu, Inc., Tokyo	26,000	81,944
	Santen Pharmaceutical Co., Ltd.	10,100	258,301
*	Sanyo Electric Co., Ltd.	280,000	425,009
	Sapporo Hokuyo Holdings, Inc.	42	181,136
	Sapporo Holdings, Ltd.	41,000	225,564
*	SBI Holdings, Inc.	1,295	155,401
	Secom Co., Ltd.	33,500	1,277,771
#	Sega Sammy Holdings, Inc.	24,048	181,798
#	Seiko Epson Corp.	17,100	256,817
	Sekisui Chemical Co., Ltd.	56,000	327,189
	Sekisui House, Ltd.	60,000	601,653
#	Seven & I Holdings Co., Ltd.	119,276	3,349,028
	Sharp Corp.	156,000	1,113,412
	Shiga Bank, Ltd.	38,000	235,942
	Shikoku Electric Power Co., Inc.	22,400	657,311
	Shimachu Co., Ltd.	4,600	104,913
	Shimadzu Corp.	33,000	225,807
	Shimamura Co., Ltd.	2,400	166,255
	Shimano, Inc.	7,700	241,578
	Shimizu Corp.	74,000	363,114
	Shin-Etsu Chemical Co., Ltd.	62,300	3,311,584
	Shinko Electric Industries Co., Ltd.	6,000	38,681
	Shinko Securities Co., Ltd.	64,000	158,705
#	Shinsei Bank, Ltd.	180,000	276,104
	Shionogi & Co., Ltd.	46,000	782,904
	Shiseido Co., Ltd.	46,000	946,462
#	Shizuoka Bank, Ltd.	86,000	759,531
	Showa Denko K.K.	180,000	273,421
	Showa Shell Sekiyu K.K.	26,900	219,754
#	SMC Corp.	8,100	764,665
	Softbank Corp.	113,700	1,119,654
	Sohgo Security Services Co., Ltd.	6,600	61,717
	Sojitz Corp.	205,900	344,071
	Sompo Japan Insurance, Inc.	124,000	869,135

18

	Sony Corp.	100,700	2,386,625
	Sony Corp. Sponsored ADR	46,800	1,087,632
	Sony Financial Holdings, Inc.	128	416,292
	Square Enix Holdings Co., Ltd.	9,500	239,339
	Stanley Electric Co., Ltd.	19,300	242,648
	Sugi Holdings Co., Ltd.	3,800	91,384
	Sumco Corp.	18,500	200,337
	Sumitomo Bakelite Co., Ltd.	27,000	98,495
	Sumitomo Chemical Co., Ltd.	239,000	731,208
	Sumitomo Corp.	167,700	1,475,432
	Sumitomo Electric Industries, Ltd.	105,000	850,137
	Sumitomo Forestry Co., Ltd.	18,000	118,105
	Sumitomo Heavy Industries, Ltd.	73,000	216,717
	Sumitomo Metal Industries, Ltd., Osaka	572,000	1,471,149
	Sumitomo Metal Mining Co., Ltd.	73,000	547,451
#	Sumitomo Mitsui Financial Group, Inc.	1,008	4,042,540
#	Sumitomo Realty & Development Co., Ltd.	54,000	879,814
	Sumitomo Rubber Industries, Ltd.	16,000	141,145
	Sumitomo Trust & Banking Co., Ltd.	213,000	986,420
	Sundrug Co., Ltd.	3,000	54,622
	Suruga Bank, Ltd.	27,000	254,164
	Suzuken Co., Ltd.	6,980	149,139
#	Suzuki Motor Corp.	51,600	757,194
#	Sysmex Corp.	5,200	161,540
	T&D Holdings, Inc.	29,400	1,123,119
#	Tadano, Ltd.	11,000	48,771
	Taiheiyo Cement Corp.	108,000	125,708
	Taisei Corp.	116,000	267,335
	Taisho Pharmaceutical Co., Ltd.	20,000	360,235
	Taiyo Nippon Sanso Corp.	33,000	207,516
#	Taiyo Yuden Co., Ltd.	13,000	62,319
	Takara Holdings, Inc.	14,000	66,798
	Takashimaya Co., Ltd.	34,000	262,039
	Takeda Pharmaceutical Co., Ltd.	119,600	5,942,351
	TDK Corp.	13,600	459,534
	TDK Corp. Sponsored ADR	1,900	64,619
	Teijin, Ltd.	119,000	309,478
	Terumo Corp.	26,100	1,087,769
	The 77 Bank, Ltd.	44,000	207,303
	The Awa Bank, Ltd.	18,000	111,924
#	The Bank of Iwate, Ltd.	1,500	93,228
#	The Bank of Kyoto, Ltd.	51,000	536,456
	The Bank of Nagoya, Ltd.	15,000	90,296
	The Chiba Bank, Ltd.	113,000	558,518
	The Chugoku Bank, Ltd.	23,000	316,413
	The Chugoku Electric Power Co., Ltd.	44,600	1,079,462
# *	The Daiei, Inc.	3,500	17,026
	The Daishi Bank, Ltd.	28,000	109,029
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	79,904
	The Gunma Bank, Ltd.	59,000	301,263
	The Hachijuni Bank, Ltd.	72,000	353,295
	The Higo Bank, Ltd.	18,000	99,631

19

	The Hiroshima Bank, Ltd.	62,000	230,393
	The Hokkoku Bank, Ltd.	22,000	82,821
	The Hyakugo Bank, Ltd.	19,000	106,717
	The Hyakujishi Bank, Ltd.	23,000	114,806
	The Iyo Bank, Ltd.	31,000	334,429
	The Japan Steel Works, Ltd.	45,000	318,767
#	The Joyo Bank, Ltd.	103,000	484,565
	The Kagoshima Bank, Ltd.	13,000	82,418
	The Keiyo Bank, Ltd.	21,000	94,145
	The Nanto Bank, Ltd.	20,000	93,980
	The Ogaki Kyoritsu Bank, Ltd.	38,000	188,845
	The San-in Godo Bank, Ltd.	14,000	100,217
#	THK Co., Ltd.	15,200	208,153
#	Tobu Railway Co., Ltd.	134,000	680,790
#	Toda Corp.	19,000	68,632
	Toho Co., Ltd.	16,500	314,548
	Toho Gas Co., Ltd.	73,000	421,359
	Tohuku Electric Power Co., Inc.	63,500	1,426,316
	Tokai Carbon Co., Ltd.	35,000	183,516
	Tokio Marine Holdings, Inc. ADR	4,182	125,878
	Tokuyama Corp.	28,000	141,797
	Tokyo Electric Power Co., Ltd	177,800	5,035,387
	Tokyo Electron, Ltd.	22,300	743,568
	Tokyo Gas Co., Ltd.	356,000	1,530,784
	Tokyo Steel Manufacturing Co., Ltd.	10,100	78,014
	Tokyo Tatemono Co., Ltd.	43,000	177,126
	Tokyu Corp.	171,000	671,781
	Tokyu Land Corp.	54,000	152,822
#	TonenGeneral Sekiyu K.K.	37,000	312,952
	Toppan Forms Co., Ltd.	3,500	32,511
	Toppan Printing Co., Ltd.	85,000	624,999
#	Toray Industries, Inc.	174,000	807,939
	Toshiba Corp.	469,000	1,695,162
	Toshiba TEC Corp.	11,000	33,965
	Tosoh Corp.	75,000	149,554
#	TOTO, Ltd.	38,000	265,154
	Toyo Ink Manufacturing Co., Ltd.	13,000	34,459
	Toyo Seikan Kaisha, Ltd.	21,300	262,790
	Toyo Suisan Kaisha, Ltd.	14,000	360,970
#	Toyobo Co., Ltd.	77,000	109,205
	Toyoda Gosei Co., Ltd.	10,100	141,800
	Toyota Auto Body Co., Ltd.	7,500	120,240
	Toyota Boshoku Corp	9,300	82,955
	Toyota Motor Corp.	308,600	12,051,114
#	Toyota Motor Corp. Sponsored ADR	45,100	3,431,659
	Toyota Tsusho Corp.	27,381	264,237
	Trend Micro, Inc.	16,500	403,640
	Trend Micro, Inc. Sponsored ADR	777	18,648
	Tsubakimoto Chain Co.	12,000	33,471
	Tsumura & Co.	9,000	230,330
	Ube Industries, Ltd.	165,000	347,169
	Uni-Charm Corp.	6,200	444,688

20

	UNY Co., Ltd.	22,000	171,455
#	Ushio, Inc.	14,000	189,133
	USS Co., Ltd.	3,260	199,675
#	Wacoal Corp.	10,000	108,335
	West Japan Railway Co.	225	990,133
#	Yahoo! Japan Corp.	2,210	731,265
#	Yakult Honsha Co., Ltd.	11,600	289,076
#	Yamada Denki Co., Ltd.	11,750	639,554
	Yamaguchi Financial Group, Inc.	33,000	315,643
	Yamaha Corp.	25,200	244,213
	Yamaha Motor Co., Ltd.	30,100	332,784
	Yamatake Corp.	10,000	190,786
	Yamato Kogyo Co., Ltd.	5,900	139,439
	Yamato Transport Co., Ltd.	56,000	618,658
#	Yamazaki Baking Co., Ltd.	12,000	159,443
	Yaskawa Electric Corp.	34,000	149,206
	Yokogawa Electric Corp.	27,000	125,030
	Yokohama Rubber Co., Ltd.	26,000	127,576
TOTAL COMMON STOCKS			277,583,705

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			277,583,705

NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
	Aegon NV	144,479	600,335
#	Akzo Nobel NV	31,289	1,300,560
	Akzo Nobel NV Sponsor ADR	1,996	83,832
#	ArcelorMittal	108,538	2,817,818
#	ASML Holding NV	48,584	850,529
	Boskalis Westminster CVA	6,589	217,524
	Fugro NV	8,177	292,199
#	Heineken Holding NV	14,426	437,952
	Heineken NV	27,098	914,103
	ING Groep NV	209,913	1,969,059
	ING Groep NV Sponsored ADR	10,500	97,755
	James Hardie Industries NV Sponsored ADR	500	7,395
	Koninklijke Ahold NV	117,433	1,260,688
	Koninklijke Ahold NV ADR	8,320	88,608
	Koninklijke DSM NV	19,565	544,854
#	Koninklijke KPN NV	200,260	2,820,302
	Koninklijke Philips Electronics NV	103,551	1,913,605
	Koninklijke Vopak NV	1,296	42,021
	Randstad Holdings NV	13,176	256,123
	Reed Elsevier NV	55,310	739,277
#	Reed Elsevier NV ADR	8,443	225,006
*	Reinet Investments SCA	10,781	111,027
#	Royal Dutch Shell P.L.C. Series A	292,228	8,099,675
#	SBM Offshore NV	13,580	238,873

21

	SNS Reaal	9,468	69,454
	TNT NV	45,376	957,617
	Unilever NV	201,479	4,855,542
#	Wolters Kluwer NV	26,944	476,972

TOTAL — NETHERLANDS			32,288,705

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	215	115
	Auckland International Airport, Ltd.	95,556	102,284
	Contact Energy, Ltd.	32,585	138,151
	Fletcher Building, Ltd.	49,724	168,841
	New Zealand Refining Co., Ltd.	15,823	55,737
	Sky City Entertainment Group, Ltd.	44,647	86,180
	Sky Network Television, Ltd.	35,044	79,459
	Telecom Corp. of New Zealand, Ltd.	237,576	322,038
	Trustpower, Ltd.	21,162	91,579

TOTAL — NEW ZEALAND			1,044,384

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
#	Acergy SA	24,200	163,653
	Aker Kvaerner ASA	23,335	127,612
	Bonheur ASA	2,650	50,852
	DnB NOR ASA Series A	114,600	664,146
#	Fred Olsen Energy ASA	5,500	181,834
	Frontline, Ltd.	14,100	438,533
# *	Marine Harvest	314,000	50,719
	Norsk Hydro ASA	92,700	387,327
	Norsk Hydro ASA Sponsored ADR	11,200	46,480
	Orkla ASA	129,455	861,810
*	Petroleum Geo Services ASA	26,350	131,207
	Prosafe ASA	28,300	105,200
# *	Renewable Energy Corp. ASA	25,250	238,230
	Schibsted ASA	8,300	98,728
# *	Sevan Marine ASA	15,200	33,986
	StatoilHydro ASA	160,906	3,236,402
	StatoilHydro ASA Sponsored ADR	36,956	742,816
	Storebrand ASA	51,600	122,309
*	Subsea 7, Inc.	15,550	123,604
	Tandberg ASA Series A	20,000	247,449
	Telenor ASA	129,400	772,129
	Yara International ASA	29,025	606,396

TOTAL — NORWAY			9,431,422

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
#	Banco BPI SA	31,640	65,207
#	Banco Comercial Portugues SA	251,826	292,667
	Banco Espirito Santo SA	26,924	256,349

22

	Brisa SA	41,828	320,905
#	Cimpor Cimentos de Portugal SA	24,245	110,637
	Energias de Portugal SA	247,415	842,720
	Galp Energia SGPS SA Series B	19,542	177,658
	Jeronimo Martins SGPS SA	26,359	134,516
	Portugal Telecom SA	88,712	583,461

TOTAL — PORTUGAL			2,784,120

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Asia Pacific Breweries, Ltd.	14,000	95,912
#	Capitaland, Ltd.	221,500	443,923
#	City Developments, Ltd.	83,000	367,031
	Comfortdelgro Corp., Ltd.	215,000	176,353
#	Cosco Corp. (Singapore), Ltd.	132,000	72,247
	DBS Group Holdings, Ltd.	166,000	1,267,160
	Fraser & Neave, Ltd.	158,500	299,079
	Jardine Cycle & Carriage, Ltd.	19,339	124,048
	Keppel Corp., Ltd.	165,000	514,419
#	Keppel Land, Ltd.	34,000	43,707
#	Keppel Telecommunications and Transportation, Ltd.	54,000	32,794
#	Neptune Orient Lines, Ltd.	47,000	39,696
	Olam International, Ltd.	196,400	172,885
	Overseas Chinese Banking Corp., Ltd.	366,320	1,238,510
	Parkway Holdings, Ltd.	150,920	161,812
	SembCorp Industries, Ltd.	152,320	256,004
#	SembCorp Marine, Ltd.	148,000	183,917
	Singapore Airlines, Ltd.	106,400	815,185
#	Singapore Exchange, Ltd.	125,000	447,431
#	Singapore Land, Ltd.	11,000	24,988
	Singapore Petroleum Co., Ltd.	52,000	74,159
	Singapore Post, Ltd.	102,000	48,916
#	Singapore Press Holdings, Ltd.	232,000	506,794
	Singapore Technologies Engineering, Ltd.	174,000	274,720
	Singapore Telecommunications, Ltd.	1,332,650	2,242,739
	SMRT Corp., Ltd.	59,000	62,146
	Starhub, Ltd.	70,730	114,831
	United Industrial Corp., Ltd.	88,000	79,857
	United Overseas Bank, Ltd.	185,900	1,680,676
	UOL Group, Ltd.	51,500	67,415
	Venture Corp., Ltd.	29,000	105,977
#	Wilmar International, Ltd.	114,000	197,148

TOTAL — SINGAPORE			12,232,479

SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
	Abertis Infraestructuras SA	39,719	682,113
	Acciona SA	4,452	421,114
#	Acerinox SA	20,284	254,991
#	Actividades de Construccion y Servicios SA	26,065	967,761

23

	Banco Bilbao Vizcaya Argentaria SA	25,021	290,402
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	497,300	5,768,680
#	Banco de Sabadell SA	130,695	891,451
#	Banco de Valencia SA	36,510	337,935
#	Banco Espanol de Credito SA	9,662	122,922
#	Banco Popular Espanol SA	113,320	1,031,286
	Banco Santander Central Hispano SA	544,921	5,893,412
*	Banco Santander SA	15,550	170,859
#	Banco Santander SA Sponsored ADR	327,032	3,512,324
#	Bankinter SA	32,617	351,952
	Cia Espanola de Petroleous SA	5,707	504,920
#	Cintra Concesiones de Infraestructuras de Transporte SA	28,818	256,395
	Enagas SA	23,203	453,332
#	Fomento de Construcciones y Contratas SA	6,391	254,119
	Gamesa Corporacion Tecnologica SA	26,397	432,773
	Gas Natural SDG SA	15,724	483,951
	Grifols SA	14,273	284,044
	Grupo Catalana Occidente SA	49	771
#	Grupo Ferrovial SA	10,131	312,227
	Iberdrola SA	504,580	3,651,823
#	Indra Sistemas SA	16,491	320,437
#	Industria de Diseno Textil SA	32,801	1,108,755
#	Mapfre SA	76,680	244,036
	Red Electrica Corporacion SA	15,219	667,068
	Repsol YPF SA	71,195	1,353,837
	Repsol YPF SA Sponsored ADR	32,800	627,136
#	Sacyr Vallehermoso SA	9,521	87,806
*	Sacyr Vallehermoso SA Issue 08	680	6,241
	Telefonica SA	373,461	6,914,612
	Telefonica SA Sponsored ADR	73,000	4,052,230
	Union Fenosa SA	55,469	1,176,923
#	Zardoya Otis SA	19,339	366,390

TOTAL — SPAIN			44,257,028

SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
	Alfa Laval AB	51,500	371,774
	Assa Abloy AB Series B	36,500	407,510
	Atlas Copco AB Series A	99,220	832,179
	Atlas Copco AB Series B	59,800	447,683
#	Electrolux AB Series B	33,400	307,487
#	Getinge AB	23,425	327,626
#	Hennes & Mauritz AB Series B	72,606	2,603,609
#	Hexagon AB	19,900	130,349
#	Holmen AB Series B	6,000	169,120
#	Husqvarna AB Series A	8,400	57,203
#	Husqvarna AB Series B	28,000	194,129
# *	Lundin Petroleum AB	43,200	206,240
#	Meda AB Series A	16,600	107,416
	Modern Times Group AB Series B	6,100	130,894
#	Nordea Bank AB	294,388	2,359,560

24

	Sandvik AB	136,200	883,955
#	Scania AB Series A	13,500	108,777
	Scania AB Series B	48,600	399,429
	Securitas AB Series B	35,500	340,851
#	Skandinaviska Enskilda Banken AB Series A	58,700	581,756
	Skanska AB Series B	44,200	388,211
	SKF AB Series B	48,100	438,156
	SSAB Svenskt Stal AB Series A	28,500	288,165
	SSAB Svenskt Stal AB Series B	14,200	128,734
	Svenska Cellulosa AB Series B	76,800	567,122
	Svenska Handelsbanken AB Series A	65,000	1,194,506
#	Swedbank AB Series A	49,600	409,890
	Swedish Match AB (Frueher Svenska Taendsticks AB)	30,700	426,327
	Tele2 AB Series B	43,950	375,033
	Telefonaktiebolaget LM Ericsson Series B	290,760	1,979,321
	TeliaSonera AB	360,900	1,587,840
	Volvo AB Series A	63,000	325,571
	Volvo AB Series B	151,200	790,116
	Volvo AB Sponsored ADR	14,500	76,850

TOTAL — SWEDEN			19,943,389

SWITZERLAND — (6.8%)
COMMON STOCKS — (6.8%)
	ABB, Ltd.	177,896	2,334,193
	ABB, Ltd. Sponsored ADR	146,900	1,931,734
# *	Actelion, Ltd.	14,133	746,616
#	Adecco SA	18,106	629,852
	Baloise-Holding AG	7,768	415,312
	Barry Callebaut AG	267	133,429
	BKW FMB Energie AG	2,360	213,338
*	Compagnie Financiere Richemont SA Series A	78,758	1,655,704
#	Credit Suisse Group AG	125,914	4,708,412
	Credit Suisse Group AG Sponsored ADR	18,000	673,200
	EFG International AG	5,534	119,134
	EMS-Chemie Holding AG	1,427	107,753
#	Geberit AG	4,776	496,200
#	Givaudan SA	971	661,654
	Holcim, Ltd.	30,322	1,722,267
	Julius Baer Holdings, Ltd. AG	27,898	1,091,097
	Kuehne & Nagel International AG	7,418	449,128
	Lindt & Spruengli AG	18	436,678
*	Logitech International SA	22,987	342,702
#	Lonza Group AG	5,861	486,421
	Nestle SA	541,678	21,064,228
#	Nobel Biocare Holding AG	10,685	183,554
	Novartis AG	226,191	11,481,006
	Novartis AG ADR	115,300	5,879,147
	Partners Group Holdings AG	1,698	141,424
	Roche Holding AG Bearer	4,089	631,895
	Roche Holding AG Genusschein	99,745	15,253,688
	Schindler Holding AG	4,073	186,472

25

	SGS SA	899	885,100
	Sonova Holding AG	7,176	298,167
#	Straumann Holding AG	1,188	201,609
	Sulzer AG	4,410	260,366
	Swatch Group AG	4,165	649,924
	Swiss Life Holding AG	4,327	389,889
	Swiss Re	50,065	2,087,894
	Swisscom AG	3,623	1,107,049
	Syngenta AG	8,704	1,627,067
	Syngenta AG ADR	27,400	1,024,212
	The Swatch Group AG	8,115	232,375
*	UBS AG	220,802	3,746,408
*	UBS AG ADR	33,538	566,792
	Zurich Financial SVCS AG	20,922	4,244,606

TOTAL — SWITZERLAND			91,497,696

UNITED KINGDOM — (16.9%)
COMMON STOCKS — (16.9%)
	Admiral Group P.L.C.	27,244	403,874
	Aegis Group P.L.C.	93,242	98,267
	Aggreko P.L.C.	30,586	214,029
	Amec P.L.C.	49,598	414,965
	Amlin P.L.C.	60,463	309,606
	Anglo American P.L.C.	181,454	4,552,906
	Antofagasta P.L.C.	61,565	380,375
	ARM Holdings P.L.C.	139,465	217,443
	Arriva P.L.C.	25,545	247,133
	Ashmore Group P.L.C.	41,357	108,549
	Associated British Foods P.L.C.	54,751	612,635
	AstraZeneca P.L.C.	162,199	6,873,742
#	AstraZeneca P.L.C. Sponsored ADR	55,500	2,356,530
*	Autonomy Corp. P.L.C.	28,027	444,386
	Aviva P.L.C.	361,760	2,157,900
	Babcock International Group P.L.C.	18,911	118,328
	BAE Systems P.L.C.	485,766	2,730,470
	Balfour Beatty P.L.C.	64,362	260,091
	Barclays P.L.C.	674,317	1,932,983
#	Barclays P.L.C. Sponsored ADR	124,900	1,345,173
	BG Group P.L.C.	411,075	6,044,420
	BG Group P.L.C. Sponsored ADR	12,500	936,250
	BHP Billiton P.L.C.	212,713	3,611,978
#	BHP Billiton P.L.C. ADR	47,400	1,627,242
	BP P.L.C.	2,022,519	16,486,512
	BP P.L.C. Sponsored ADR	102,600	5,099,220
	British Airways P.L.C.	94,090	208,192
	British American Tobacco P.L.C.	263,805	7,235,980
	British Energy Group P.L.C.	143,866	1,720,768
	British Sky Broadcasting Group P.L.C.	175,331	1,066,952
	BT Group P.L.C.	799,612	1,502,506
	BT Group P.L.C. Sponsored ADR	30,702	580,268
	Bunzl P.L.C.	38,087	382,942

26

	Burberry Group P.L.C.	69,741	310,387
	Cable and Wireless P.L.C.	322,543	639,276
	Cadbury P.L.C.	130,951	1,202,419
	Cadbury P.L.C. Sponsored ADR	16,528	611,205
*	Cairn Energy P.L.C.	18,165	470,612
	Capita Group P.L.C.	80,869	835,617
	Carnival P.L.C.	20,454	449,814
	Carnival P.L.C. ADR	9,300	211,110
	Carphone Warehouse Group P.L.C.	69,733	151,385
	Centrica P.L.C.	509,918	2,505,643
	Cobham P.L.C.	165,967	504,402
	Compass Group P.L.C.	263,439	1,225,013
	Daily Mail & General Trust P.L.C. Series A	35,202	165,764
	Diageo P.L.C.	277,847	4,240,084
	Diageo P.L.C. Sponsored ADR	18,000	1,119,420
	Drax Group P.L.C.	59,210	550,195
*	easyJet P.L.C.	31,837	158,821
	Experian P.L.C.	154,352	851,246
	Firstgroup P.L.C.	57,238	377,719
	Friends Provident P.L.C.	209,193	239,879
	G4S P.L.C.	185,403	561,529
	GKN P.L.C.	93,510	179,308
	GlaxoSmithKline P.L.C.	598,100	11,497,837
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	3,861,989
	Hays P.L.C.	199,150	218,633
	HBOS P.L.C.	527,780	864,201
	Home Retail Group P.L.C.	102,100	325,420
	HSBC Holdings P.L.C.	1,160,007	13,739,360
#	HSBC Holdings P.L.C. Sponsored ADR	117,000	6,903,000
	ICAP P.L.C.	81,476	405,988
	IMI P.L.C.	45,074	200,319
	Imperial Tobacco Group P.L.C.	117,310	3,144,084
	Imperial Tobacco Group P.L.C. ADR	19,700	1,050,010
	Informa P.L.C.	51,377	174,064
	Inmarsat P.L.C.	64,909	442,549
	Intercontinental Hotels Group P.L.C.	33,398	283,539
	International Power P.L.C.	218,480	781,612
	Intertek Group P.L.C.	24,781	293,483
*	Invensys P.L.C.	134,343	336,879
	Investec P.L.C.	63,999	243,045
	ITV P.L.C.	488,162	235,765
	John Wood Group P.L.C.	52,188	201,716
	Johnson Matthey P.L.C.	28,088	422,743
	Kazakhmys P.L.C.	34,425	161,401
	Kingfisher P.L.C.	346,700	639,919
	Ladbrokes P.L.C.	71,647	182,586
	Legal and General Group P.L.C.	871,573	1,002,388
	Lloyds TSB Group P.L.C.	594,835	1,922,568
	Lloyds TSB Group P.L.C. Sponsored ADR	63,700	805,168
	Logica P.L.C.	178,255	198,441
	London Stock Exchange Group P.L.C.	23,585	213,968
#	Lonmin P.L.C.	22,279	415,506

27

	Man Group P.L.C.	246,782	1,424,790
	Marks & Spencer Group P.L.C.	216,529	767,630
	Meggitt P.L.C.	74,684	163,611
	Mondi P.L.C.	45,856	166,428
	National Express Group P.L.C.	15,806	145,604
	National Grid P.L.C.	261,011	2,940,316
	National Grid P.L.C. Sponsored ADR	18,000	1,029,960
	Next P.L.C.	26,555	451,355
	Northumbrian Water Group P.L.C.	66,232	332,842
	Old Mutual P.L.C.	747,715	605,478
	Pearson P.L.C.	80,150	798,319
#	Pearson P.L.C. Sponsored ADR	39,300	397,716
	Pennon Group P.L.C.	43,989	380,667
	Prudential P.L.C.	239,638	1,203,782
#	Prudential P.L.C. ADR	46,700	484,279
	Reckitt Benckiser Group P.L.C.	89,080	3,768,063
	Reed Elsevier P.L.C.	99,160	870,061
#	Reed Elsevier P.L.C. ADR	11,002	389,031
	Rentokil Initial P.L.C.	211,528	153,736
	Rexam P.L.C.	92,218	555,687
	Rio Tinto P.L.C.	109,101	5,096,337
	Rio Tinto P.L.C. Sponsored ADR	7,100	1,319,677
*	Rolls-Royce Group P.L.C.	251,674	1,331,584
*	Rolls-Royce Group P.L.C. Series C	14,395,752	23,168
	Royal Bank of Scotland Group P.L.C.	2,302,100	2,535,799
	Royal Dutch Shell P.L.C. ADR	27,498	1,520,364
	Royal Dutch Shell P.L.C. Series B	290,465	7,875,011
	RSA Insurance Group P.L.C.	443,475	986,214
	SABmiller P.L.C.	125,621	1,995,335
	Sage Group P.L.C.	176,688	494,644
	Sainsbury (J.) P.L.C.	163,038	744,785
	Schroders P.L.C.	18,739	240,227
	Schroders P.L.C. Non-Voting	9,996	106,376
	Scottish & Southern Energy P.L.C.	119,889	2,350,028
	Serco Group P.L.C.	78,605	468,766
	Severn Trent P.L.C.	33,392	738,072
	Shire, P.L.C.	47,782	626,116
	Shire, P.L.C. ADR	9,000	355,050
	Smith & Nephew P.L.C.	91,370	836,614
	Smith & Nephew P.L.C. Sponsored ADR	7,000	323,190
	Smiths Group P.L.C.	54,053	695,967
	Stagecoach Group P.L.C.	77,637	233,110
	Standard Chartered P.L.C.	218,916	3,618,028
	Standard Life P.L.C.	321,739	1,245,461
	Tate & Lyle P.L.C.	55,213	328,240
	Tesco P.L.C.	1,166,959	6,393,892
	The Weir Group P.L.C.	28,487	160,034
	Thomas Cook Group P.L.C.	66,945	181,610
	Thomson Reuters P.L.C.	27,176	470,872
#	Thomson Reuters P.L.C. ADR	288	30,113
	Tomkins P.L.C.	73,285	134,514
	Tomkins P.L.C. Sponsored ADR	8,700	64,032

28

	TUI Travel P.L.C.	91,742	280,039
	Tullow Oil P.L.C.	106,640	905,647
	Unilever P.L.C.	117,981	2,650,539
	Unilever P.L.C. Sponsored ADR	64,300	1,450,608
	United Business Media P.L.C.	30,736	200,006
*	United Utilities Group P.L.C.	82,787	934,830
*	United Utilities Group P.L.C. ADR	5,177	115,085
	Vedanta Resources P.L.C.	21,568	298,693
	Vodafone Group P.L.C.	5,464,272	10,511,697
	Vodafone Group P.L.C. Sponsored ADR	208,000	4,008,160
	Whitbread P.L.C.	23,031	333,802
	William Morrison Supermarkets P.L.C.	333,079	1,418,229
	Wolseley P.L.C.	58,011	317,473
	Wolseley P.L.C. ADR	19,300	103,641
	WPP Group P.L.C.	118,816	710,727
	WPP Group P.L.C. Sponsored ADR	7,000	212,870
	Xstrata P.L.C.	93,322	1,596,207

TOTAL — UNITED KINGDOM			227,612,482

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $28,375,000 FNMA 6.50%, 09/01/36, valued at $19,430,795) to be repurchased at $19,143,499	$19,142	19,142,000

		Shares
SECURITIES LENDING COLLATERAL — (10.7%)
§ @	DFA Short Term Investment Fund LP	140,369,383	140,369,383

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08 (Collateralized by $6,457,299 FHLMC 5.000%, 06/01/36; FNMA, rates ranging from 4.056%(r) to 5.520%(r), maturities ranging from 05/01/17 to 09/01/44; & GNMA 7.000%, 09/15/37, valued at $3,669,481) to be repurchased at $3,597,605	$3,598	3,597,530

TOTAL SECURITIES LENDING COLLATERAL			143,966,913

TOTAL INVESTMENTS - (100.0%) (Cost $1,631,735,454)			$1,347,948,361

See accompanying Notes to Financial Statements.

29

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
	ABB Grain, Ltd.	108,375	$592,146
*	Acrux, Ltd.	1,500	657
*	Adamus Resources, Ltd.	32,000	4,084
	Adelaide Brighton, Ltd.	163,834	249,220
* #	Aditya Birla Minerals, Ltd.	77,824	14,218
* #	Admiralty Resources NL	134,860	2,325
#	AED Oil, Ltd.	546,496	471,444
	Aevum, Ltd.	65,127	58,995
	AGL Energy, Ltd.	36,467	342,447
	AJ Lucas Group, Ltd.	13,260	36,172
*	Alchemia, Ltd.	48,783	5,486
#	Alesco Corp., Ltd.	63,084	234,946
*	Alkane Resources, Ltd.	190,707	21,566
* #	Alliance Resources, Ltd.	95,027	35,685
#	Alumina, Ltd.	17,809	25,345
	Alumina, Ltd. Sponsored ADR	35,200	201,344
*	Amadeus Energy, Ltd.	56,725	16,439
	Amalgamated Holdings, Ltd.	44,874	125,692
	Amcor, Ltd.	164,160	633,722
	Amcor, Ltd. Sponsored ADR	30,507	471,333
	Ammtec, Ltd.	1,497	2,853
	AMP, Ltd.	59,237	215,476
*	Andean Resources, Ltd.	41,922	23,776
	Ansell, Ltd.	72,245	607,771
#	APA Group	146,083	284,688
#	APN News & Media, Ltd.	219,739	356,863
*	Aquila Resources, Ltd.	39,559	96,954
*	Arana Therapeutics, Ltd.	118,582	61,097
	ARB Corporation, Ltd.	20,413	46,434
#	Aristocrat Leisure, Ltd.	45,425	114,395
* #	Arrow Energy NL	158,722	264,725
	Asciano Group	124,573	174,029
	ASG Group, Ltd.	42,381	16,351
	Aspen Group	383	175
#	ASX, Ltd.	32,877	660,170
*	Atlas Group Holding, Ltd.	42,493	10,731
* #	Atlas Iron, Ltd.	16,689	9,065
*	Aurora Oil and Gas, Ltd.	111,113	22,118
#	Ausdrill, Ltd.	101,361	73,834
	Ausenco, Ltd.	3,513	10,196
	Austal, Ltd.	54,524	64,070
*	Austar United Communications, Ltd.	204,458	122,621

1

	Austbrokers Holdings, Ltd.	8,312	20,967
	Austereo Group, Ltd.	165,210	154,511
	Australia & New Zealand Banking Group, Ltd.	381,728	4,474,804
#	Australian Agricultural Co., Ltd.	93,434	117,603
	Australian Infrastructure Fund	131,037	141,995
* #	Australian Pharmaceutical Industries, Ltd.	99,885	37,046
#	Australian Wealth Management, Ltd.	346,029	183,363
*	Australian Worldwide Exploration, Ltd.	350,304	585,155
	Automotive Holdings Group, Ltd.	65,876	37,246
*	Aviva Corp., Ltd.	1,944	268
	AVJennings, Ltd.	74,872	19,431
* #	Avoca Resources, Ltd.	52,963	51,209
	AWB, Ltd.	232,574	406,748
	AXA Asia Pacific Holdings, Ltd.	181,906	536,636
#	Babcock & Brown Communities, Ltd.	199,087	28,085
#	Babcock & Brown Infrastructure Group	407,599	52,090
#	Babcock & Brown Wind Partners	248,956	139,378
#	Babcock & Brown, Ltd.	38,841	33,941
#	Bank of Queensland, Ltd.	84,426	755,703
*	Bannerman Resources, Ltd.	37,886	7,103
#	Beach Petroleum, Ltd.	694,191	450,906
	Becton Property Group	76,575	10,117
	Bendigo Bank, Ltd.	165,460	1,459,645
*	Bendigo Mining, Ltd.	210,538	16,086
#	BHP Billiton, Ltd. Sponsored ADR	77,100	2,997,648
#	Billabong International, Ltd.	74,183	593,026
*	Biota Holdings, Ltd.	63,363	14,484
	Blackmores, Ltd.	1,404	14,463
	BlueScope Steel, Ltd.	233,205	685,896
	Boart Longyear Group	243,024	70,512
	Boom Logistics, Ltd.	101,949	60,220
#	Boral, Ltd.	358,612	1,079,345
	Bradken, Ltd.	44,087	145,399
	Brambles, Ltd.	11,454	61,343
#	Brambles, Ltd.	39,031	208,193
*	Breakaway Resporces, Ltd.	33,000	1,638
	Brickworks, Ltd.	72,146	508,629
*	Brockman Resources, Ltd.	20,974	8,620
	BSA, Ltd.	39,124	3,990
*	Buru Energy, Ltd.	47,646	5,699
#	Cabcharge Australia, Ltd.	44,583	205,106
*	Calliden Group, Ltd.	22,482	4,490
#	Caltex Australia, Ltd.	86,421	544,305
	Campbell Brothers, Ltd.	17,805	285,081
*	Capral Aluminium, Ltd.	23,549	1,741
	Cardno, Ltd.	42,878	108,262
*	Carnarvon Petroleum, Ltd.	39,022	7,328
#	Cash Converters International, Ltd.	32,299	5,196
* #	CBH Resources, Ltd. (6727905)	339,546	11,926
*	CBH Resources, Ltd. (CH4215813)	35,697	—
*	Cellestis, Ltd.	15,436	20,765
*	Centamin Egypt, Ltd.	236,608	111,820

2

#	Centennial Coal Co., Ltd.	174,515	410,384
*	Ceramic Fuel Cells, Ltd.	12,000	1,079
#	Challenger Financial Services Group, Ltd.	255,592	281,822
	Charter Hall Group	1,799,431	535,102
* #	ChemGenex Pharmaceuticals, Ltd. (6273635)	34,210	10,456
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	114
*	Citadel Resource Group, Ltd.	736,345	75,962
*	Citigold Corp., Ltd.	489,863	65,045
	Clarius Group, Ltd.	22,640	10,853
#	Clough, Ltd.	202,502	51,758
*	CMI, Ltd.	21,191	12,145
* #	Coal of Africa, Ltd.	119,334	79,023
	Coca-Cola Amatil, Ltd.	45,592	246,106
#	Cochlear, Ltd.	8,071	306,221
*	Cockatoo Coal, Ltd.	144,418	29,180
	Codan, Ltd.	4,156	1,720
*	Coeur d’Alene Mines Corp.	13,048	7,370
#	Coffey International, Ltd.	25,050	28,874
*	Commander Communications, Ltd.	57,385	3,127
	Commonwealth Bank of Australia	218,637	5,976,612
*	Compass Resources, Ltd.	18,720	5,578
	Computershare, Ltd.	98,154	554,914
	ConnectEast Group	545,292	264,320
*	Conquest Mining, Ltd.	72,000	7,713
	Consolidated Rutile, Ltd.	60,615	12,836
*	Copperco, Ltd.	144,300	9,443
#	Corporate Express Australia, Ltd.	34,221	114,794
	Count Financial, Ltd.	35,349	25,975
*	Coventry Group, Ltd.	13,156	11,578
	Crane Group, Ltd.	44,570	267,902
#	Credit Corp. Group, Ltd.	5,966	2,382
*	Crescent Gold, Ltd.	260,052	14,257
	Crown, Ltd.	131,851	590,088
	CSL, Ltd.	13,864	337,169
	CSR, Ltd.	641,345	932,210
* #	CuDeco, Ltd.	27,522	25,771
*	Customers, Ltd.	379,952	25,242
	Data#3, Ltd.	3,162	10,107
	David Jones, Ltd.	223,878	461,104
* #	Deep Yellow, Ltd.	437,413	38,469
#	Devine, Ltd.	103,062	43,634
	Dominion Mining, Ltd.	24,619	38,160
	Downer EDI, Ltd.	210,473	683,525
*	Drillsearch Energy, Ltd.	703,382	14,224
	DUET Group	215,885	344,498
#	DWS Advanced Business Solutions, Ltd.	50,739	20,967
* #	Eastern Star Gas, Ltd.	230,163	62,155
#	Emeco Holdings, Ltd.	390,410	149,123
#	Energy Developments, Ltd.	67,413	112,229
* #	Energy World Corp., Ltd.	336,523	86,019
#	Envestra, Ltd.	268,594	114,206
	Envirozel, Ltd.	85,568	7,649

3

	Euroz, Ltd.	20,356	12,918
*	Extract Resources, Ltd.	96,048	64,743
#	Fairfax Media, Ltd.	468,108	600,121
#	Felix Resources, Ltd.	48,375	384,963
*	First Australian Resources, Ltd.	265,458	3,729
#	FKP Property Group	112,229	85,936
	Fleetwood Corp., Ltd.	13,344	55,355
*	FlexiGroup, Ltd.	105,511	22,526
#	Flight Centre, Ltd.	20,661	193,399
*	Flinders Mines, Ltd.	140,000	5,502
	Forest Enterprises Australia, Ltd.	51,018	13,631
*	Fortescue Metals Group, Ltd.	134,648	266,305
	Foster’s Group, Ltd.	345,093	1,319,218
*	Fox Resources, Ltd.	64,224	7,040
* #	Funtastic, Ltd.	54,775	8,423
#	Futuris Corp., Ltd.	430,403	335,864
*	Geodynamics, Ltd.	147,324	74,501
* #	Gindalbie Metals, Ltd.	133,296	36,919
*	Giralia Resources NL	91,756	30,641
*	Golden Gate Petroleum, Ltd.	34,478	5,984
*	Golden West Resources, Ltd.	18,268	5,904
	Goodman Fielder, Ltd.	831,882	923,190
* #	Graincorp, Ltd. Series A	34,519	160,839
*	Grange Resources, Ltd.	38,699	13,427
#	GRD, Ltd.	109,780	33,880
#	Great Southern, Ltd.	123,895	29,763
#	GUD Holdings, Ltd.	28,900	91,090
#	Gunns, Ltd.	219,833	174,851
#	GWA International, Ltd.	122,810	196,125
	Harvey Norman Holdings, Ltd.	332,870	574,562
	Hastie Group, Ltd.	55,487	53,050
#	Healthscope, Ltd.	88,382	255,328
* #	Heron Resources, Ltd.	87,742	8,655
	HFA Holdings, Ltd.	115,976	31,141
#	Hills Industries, Ltd.	91,260	235,530
*	Horizon Oil, Ltd.	163,553	17,099
	Housewares International, Ltd.	55,735	25,939
*	IBA Health Group, Ltd.	153,253	66,416
	IDT Australia, Ltd.	8,350	10,603
#	iiNet, Ltd.	75,832	65,055
*	Iluka Resources, Ltd.	239,912	580,125
	Imdex, Ltd.	74,061	23,205
	Incitec Pivot, Ltd.	243,440	652,669
	Independence Group NL	31,000	28,847
*	Indophil Resources NL	95,364	37,030
#	Industrea, Ltd.	327,354	44,093
#	Infomedia, Ltd.	80,383	19,589
*	Innamincka Petroleum, Ltd.	57,505	9,411
	Insurance Australia Group, Ltd.	638,840	1,618,261
	Integrated Research, Ltd.	1,564	272
*	Intrepid Mines, Ltd.	135,278	8,741
	Invocare, Ltd.	17,453	56,908

4

#	IOOF Holdings, Ltd.	38,655	108,271
#	Iress Market Technology, Ltd.	22,660	69,737
* #	Jabiru Metals, Ltd.	17,929	1,657
#	James Hardie Industries NV	10,437	29,684
#	JB Hi-Fi, Ltd.	22,836	134,050
* #	Kagara, Ltd.	63,589	22,159
*	Karoon Gas Australia, Ltd.	45,547	65,335
*	Kings Minerals NL	58,252	4,386
* #	Kingsgate Consolidated, Ltd.	42,029	72,789
*	Lednium, Ltd.	21,998	1,169
#	Leighton Holdings, Ltd.	7,246	120,485
	Lend Lease Corp., Ltd.	226,531	1,048,215
* #	Lihir Gold, Ltd.	690,540	861,639
* #	Linc Energy, Ltd.	67,305	131,797
	Lion Nathan, Ltd.	66,805	394,786
*	Lodestar Minerals, Ltd.	14,992	306
* #	Lynas Corp., Ltd.	244,716	51,711
	MAC Services Group, Ltd.	17,900	19,054
	MacArthur Coal, Ltd.	54,368	219,446
#	MacMahon Holdings, Ltd.	206,853	100,397
*	Macmin Silver, Ltd.	217,092	6,466
	Macquarie Airports	71,280	101,373
#	Macquarie Communications Infrastructure Group	150,299	161,641
#	Macquarie Group, Ltd.	74,057	1,469,222
	Macquarie Media Group, Ltd.	78,997	66,037
* #	Marion Energy, Ltd.	106,514	12,759
	MaxiTRANS Industries, Ltd.	89,066	24,034
*	McGuigan Simeon Wines, Ltd.	62,605	25,114
	McMillan Shakespeare, Ltd	18,846	26,939
	McPherson’s, Ltd.	54,641	80,975
	Melbourne IT, Ltd.	30,466	43,567
*	MEO Australia, Ltd.	108,545	11,478
#	Mermaid Marine Australia, Ltd.	77,118	55,682
*	Metals X, Ltd.	336,514	32,209
	Metcash, Ltd.	371,676	1,003,166
#	Minara Resources, Ltd.	281,332	194,075
#	Mincor Resources NL	57,880	26,674
* #	Mineral Deposits, Ltd.	171,479	67,495
	Mineral Resources, Ltd.	14,295	23,668
* #	Mirabela Nickel, Ltd.	35,230	36,934
	Mitchell Communications Group, Ltd.	109,490	28,635
* #	Molopo Australia, Ltd.	62,480	26,967
#	Monadelphous Group, Ltd.	9,393	50,298
	Mortgage Choice, Ltd.	22,700	13,475
*	Mosaic Oil NL	264,000	13,165
*	Mount Gibson Iron, Ltd.	207,002	55,713
* #	Murchison Metals, Ltd.	1,594,539	808,314
	MYOB, Ltd.	147,019	109,808
#	National Australia Bank, Ltd.	311,746	5,058,423
	Navitas, Ltd.	74,458	105,078
#	New Hope Corp., Ltd.	343,006	793,124
	Newcrest Mining, Ltd.	79,258	1,089,517

5

* #	Nexus Energy, Ltd.	254,606	94,477
* #	Nido Petroleum, Ltd.	255,023	27,061
	Nomad Building Solutions, Ltd.	60,922	28,087
*	Novogen, Ltd. Sponsored ADR	2,215	7,753
	Nufarm, Ltd.	61,530	445,327
#	Oakton, Ltd.	24,490	29,479
* #	Oceana Gold Corp.	11,340	1,936
#	Oil Search, Ltd.	412,408	1,249,429
	Onesteel, Ltd.	264,037	606,603
	Orica, Ltd.	59,883	778,386
	Origin Energy, Ltd.	254,580	2,669,851
*	Otto Energy, Ltd.	96,000	14,002
	Over Fifty Group, Ltd.	7,688	4,071
	OZ Minerals, Ltd.	674,661	423,832
	Pacific Brands, Ltd.	358,735	240,653
* #	Paladin Energy, Ltd.	216,303	331,390
* #	Pan Pacific Petroleum NL	336,055	47,260
* #	PanAust, Ltd.	453,343	65,589
#	Panoramic Resources, Ltd.	73,635	52,832
	Paperlinx, Ltd.	408,428	380,366
	Peet, Ltd.	58,043	73,622
	Perilya, Ltd.	40,912	6,354
#	Perpetual Trustees Australia, Ltd.	13,562	315,812
*	Perseus Mining, Ltd.	69,110	15,298
*	Petsec Energy, Ltd.	48,701	9,627
*	Pharmaxis, Ltd.	57,067	57,115
#	Photon Group, Ltd.	36,655	37,881
	Platinum Asset Mangement, Ltd.	42,020	91,001
* #	Platinum Australia, Ltd.	26,154	10,131
	PMP, Ltd.	229,737	147,703
* #	Port Bouvard, Ltd.	77,271	9,034
*	Portman, Ltd.	49,281	702,609
* #	Poseidon Nickel, Ltd.	48,747	6,979
#	Premier Investments, Ltd.	6,949	19,029
	Primary Health Care, Ltd.	156,067	477,791
	Prime Media Group, Ltd.	28,742	35,036
#	Programmed Maintenance Service, Ltd.	60,717	124,733
* #	pSivida Corp.	12,005	14,360
#	Publishing and Broadcasting, Ltd.	105,136	143,869
	Qantas Airways, Ltd.	324,571	527,188
#	QBE Insurance Group, Ltd.	102,340	1,746,021
*	Queensland Gas Co., Ltd.	153,810	598,980
	Ramsay Health Care, Ltd.	45,515	307,448
#	RCR Tomlinson, Ltd.	56,644	32,041
*	Realestate.com.au, Ltd.	6,400	18,850
#	Reckon, Ltd.	26,821	16,516
	Redflex Holdings, Ltd.	39,880	71,028
	Reece Australia, Ltd.	1,214	14,103
* #	Resolute Mining, Ltd.	82,808	26,414
#	Reverse Corp., Ltd.	5,700	4,877
#	Ridley Corp., Ltd.	157,921	81,610
	Rio Tinto, Ltd.	21,612	1,118,049

6

* #	Riversdale Mining, Ltd.	60,591	123,712
* #	Roc Oil Co., Ltd.	220,497	90,485
#	SAI Global, Ltd.	63,755	104,203
*	Salinas Energy, Ltd.	202,300	18,244
#	Salmat, Ltd.	57,137	118,215
	Santos, Ltd.	143,177	1,296,303
	Sedgman, Ltd.	20,415	17,345
#	Seek, Ltd.	22,728	50,267
	Select Harvests, Ltd.	13,293	33,757
	Servcorp, Ltd.	28,437	56,346
	Service Stream, Ltd.	104,380	60,901
#	Seven Network, Ltd.	84,880	356,207
#	Sigma Pharmaceuticals, Ltd.	545,338	466,739
*	Silex System, Ltd.	25,448	66,294
	Sims Group, Ltd.	51,060	489,648
* #	Sino Gold Mining, Ltd.	76,973	177,292
*	Sino Strategic International, Ltd.	9,056	4,361
	Skilled Group, Ltd.	6,743	10,973
	SMS Management & Technology, Ltd.	19,013	30,928
#	Sonic Healthcare, Ltd.	134,891	1,232,723
	SP Ausnet	295,376	217,725
	SP Telemedia, Ltd.	238,005	18,062
	Spark Infrastructure Group	306,303	299,317
#	Specialty Fashion Group, Ltd.	15,256	3,128
* #	Sphere Investments, Ltd. (6162272)	41,187	20,524
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
#	Spotless Group, Ltd.	100,108	168,012
* #	St. Barbara, Ltd.	312,252	47,425
	St. George Bank, Ltd.	59,246	1,108,453
#	Straits Resources, Ltd.	69,392	60,491
*	Strike Resources, Ltd.	46,251	15,420
	Structural Systems, Ltd.	24,031	20,314
	Stuart Petroleum, Ltd.	5,000	2,169
#	STW Communications Group, Ltd.	102,740	38,606
	Suncorp-Metway, Ltd.	268,812	1,447,063
* #	Sundance Resources, Ltd.	490,142	31,216
	Sunland Group, Ltd.	127,402	84,233
* #	Sunshine Gas, Ltd.	20,122	48,382
	Super Cheap Auto Group, Ltd.	37,900	55,330
*	Swick Mining Services, Ltd.	34,998	13,278
*	Symex Holdings, Ltd.	21,158	6,548
	TABCORP Holdings, Ltd.	184,030	843,708
	Talent2 International, Ltd.	70,115	42,124
*	Tamaya Resources, Ltd.	212,253	1,975
* #	Tap Oil, Ltd.	67,582	25,889
#	Tassal Group, Ltd.	50,828	59,253
#	Tatts Group, Ltd.	249,155	417,248
	Technology One, Ltd.	52,236	27,197
	Telstra Corp., Ltd.	16,750	46,106
	Telstra Corp., Ltd. ADR	36,500	508,445
#	Ten Network Holdings, Ltd.	285,906	260,018
*	Terramin Australia, Ltd.	23,000	12,197

7

	TFS Corp., Ltd.	80,033	49,492
	Thakral Holdings Group	235,609	83,255
	The Reject Shop, Ltd.	8,292	52,755
#	Timbercorp, Ltd.	163,977	55,899
#	Toll Holdings, Ltd.	210,116	838,800
	Tower Australia Group, Ltd.	170,831	239,069
* #	Transfield Services Infrastructure Fund	109,261	77,723
#	Transfield Services, Ltd.	71,060	193,622
#	Transpacific Industries Group, Ltd.	57,457	136,804
#	Transurban Group	105,434	378,555
	Troy Resources NL	24,261	16,435
	Trust Co., Ltd.	9,076	36,520
*	Unilife Medical Solutions, Ltd.	53,137	8,132
#	United Group, Ltd.	56,996	361,671
*	United Minerals Corp. NL	13,517	5,842
	UXC, Ltd.	112,350	58,278
* #	Ventracor, Ltd.	129,038	6,587
*	View Resources, Ltd.	143,288	12,379
	Village Roadshow, Ltd.	39,124	35,878
	Virgin Blue Holdings, Ltd.	1,527,217	352,636
	Vision Group Holdings, Ltd.	27,152	13,264
	Washington H. Soul Pattinson & Co., Ltd.	127,137	735,520
	Watpac, Ltd.	77,364	80,368
#	Wattyl, Ltd.	50,015	22,431
	WDS, Ltd.	34,449	36,473
	Webjet, Ltd.	37,950	25,224
	Webster, Ltd.	13,767	7,294
#	Wesfarmers, Ltd. (6948836)	47,245	678,984
	Wesfarmers, Ltd. (B291502)	4,871	70,313
#	West Australian Newspapers Holdings, Ltd.	36,588	150,935
* #	Western Areas NL	19,985	54,010
	Westpac Banking Corp.	43,474	596,486
	Westpac Banking Corp. Sponsored ADR	36,800	2,497,984
*	White Energy Co., Ltd.	11,522	15,034
	Whitehaven Coal, Ltd.	66,620	72,635
	WHK Group, Ltd.	138,538	84,992
	Wide Bay Australia, Ltd.	12,059	62,549
* #	Windimurra Vanadium, Ltd.	62,376	33,524
	Woodside Petroleum, Ltd.	14,045	396,843
	Woolworths, Ltd.	58,706	1,094,376
#	WorleyParsons, Ltd.	13,419	134,812
#	Wotif.com Holdings, Ltd.	29,133	67,113
TOTAL COMMON STOCKS			97,492,215

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	13,012

RIGHTS/WARRANTS — (0.0%)
*	Buru Energy, Ltd. Warrants 10/10/10	15,882	243
*	FKP Property Group Rights 11/24/08	40,081	—

8

*	Resolute Mining, Ltd. Rights 11/17/08	27,602	183
TOTAL RIGHTS/WARRANTS			426

TOTAL — AUSTRALIA			97,505,653

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Agrana Beteiligungs AG	2,625	161,907
	Andritz AG	6,548	186,475
* #	A-TEC Industries AG	7,900	103,197
* #	Austrian Airlines AG	32,957	118,144
* #	BWIN Interactive Entertainment AG	5,610	101,366
	BWT AG	2,227	45,554
*	CA Immobilien Anlagen AG	4,844	30,477
	Constantia Packaging AG	18,210	536,079
*	Conwert Immobilien Invest AG	1,021	4,932
#	Erste Group Bank AG	69,294	1,847,379
#	EVN AG	15,739	232,490
	Flughafen Wien AG	4,989	204,421
	Frauenthal Holding AG	198	1,773
* #	Intercell AG	6,952	194,818
	Lenzing AG	627	171,766
	Mayr-Melnhof Karton AG	5,046	313,591
	Oberbank AG	2,160	121,065
	Oesterreichische Elektrizitaetswirtschafts AG	3,568	168,790
	Oesterreichische Post AG	12,676	368,574
	OMV AG	55,504	1,776,679
#	Palfinger AG	2,328	37,045
#	Raiffeisen International Bank-Holding AG	12,205	384,060
*	RHI AG	9,032	141,350
	Rosenbauer International AG	1,136	28,387
*	S&T System Integration & Technology Distribution AG	653	13,376
	Schoeller-Bleckmann Oilfield Equipment AG	2,096	74,400
*	Sparkassen Immobilien AG	3,794	15,809
	Telekom Austria AG	13,736	168,776
	Telekom Austria AG ADR	4,200	97,230
#	Uniqa Versicherungen AG	35,238	710,929
	Voestalpine AG	56,537	1,379,754
*	Warimpex Finanz und Beteiligungs AG	2,706	7,317
	Wiener Staedtische Versicherung AG	29,097	785,374
	Wienerberger AG	49,470	821,264
	Wolford AG	994	19,574
	Zumtobel AG	23,402	289,744
TOTAL COMMON STOCKS			11,663,866

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	35,238	—

TOTAL — AUSTRIA			11,663,866

9

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & van Haaren NV	14,728	845,161
*	Agfa Gevaert NV	84,448	353,447
	Banque Nationale de Belgique	133	399,888
#	Barco NV	6,896	130,851
	Bekaert SA	6,088	599,076
*	Belgacom SA	14,164	484,616
	Colruyt SA	2,295	515,815
	Compagnie d’Entreprises CFE	2,582	125,333
	Compagnie Immobiliere de Belgique SA	1,461	56,151
	Compagnie Maritime Belge SA	2,791	54,138
#	Deceuninck NV	4,534	34,301
	Delhaize Group	4,167	234,346
#	Delhaize Group Sponsored ADR	65,538	3,696,343
#	Dexia SA	182,234	969,270
	Distrigaz	32	271,301
	D’Ieteren SA NV	1,459	223,508
	Duvel Moorgat SA	360	17,158
	Econocom Group SA	3,302	27,351
	Elia System Operator SA NV	6,865	214,671
	Euronav SA	14,686	214,701
#	Exmar NV	4,114	50,002
	Image Recognition Integrated Systems (I.R.I.S.)	843	47,258
#	InBev NV	10,218	412,124
	Ion Beam Application	2,356	29,073
	Jensen-Group NV	2,121	15,467
	KBC Groep NV	21,236	912,984
	Kinepolis	13,204	363,580
#	Melexis NV	4,772	42,217
	Mobistar SA	4,247	281,831
#	Omega Pharma SA	10,594	390,216
* #	Option NV	12,234	35,860
* #	Realdolmen	100,171	23,051
	Recticel SA	7,379	45,128
	Rosier SA	38	12,060
#	Roularta Media Group NV	15,045	321,337
	SAPEC SA	208	18,965
	Sioen Industries NV	4,626	28,420
	Sipef NV	539	174,004
	Solvay SA	19,544	1,817,874
*	Spector Photo Group SA	12,000	7,042
*	Telenet Group Holding NV	17,551	272,592
	Tessenderlo Chemie NV	14,046	555,647
	UCB SA (5596991)	72,474	1,844,733
#	UCB SA (5675588)	546	13,657
	Umicore	16,141	288,655
	Van De Velde NV	1,294	44,600
	VPK Packaging Group SA	1,132	31,774
TOTAL COMMON STOCKS			17,547,577

10

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	409,619	—
*	Realdolmen STRIP VVPR	63,424	808
TOTAL RIGHTS/WARRANTS			808

TOTAL — BELGIUM			17,548,385

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
*	20-20 Technologies, Inc.	600	1,220
*	Aastra Technologies, Ltd.	7,900	67,838
*	Abitibibowater, Inc.	4,682	8,235
* #	Absolute Software Corp.	12,400	40,123
*	Adanac Molybdenum Corp.	20,300	2,611
	Addax Petroleum Corp.	25,800	385,298
	Aecon Group, Inc.	28,500	177,578
*	AEterna Zentaris, Inc.	6,800	3,103
	AGF Management, Ltd. Class B	55,143	607,108
	Agnico Eagle Mines, Ltd.	11,531	318,196
	Agrium, Inc.	18,100	693,335
*	Ainsworth Lumber Co., Ltd.	519	775
*	Akela Pharma, Inc.	29	16
	Akita Drilling, Ltd.	5,600	35,775
*	Alamos Gold, Inc.	32,600	134,425
*	AlarmForce Industries, Inc.	2,900	9,624
*	Alberta Clipper Energy, Inc.	18,800	16,690
*	Alexco Resource Corp.	9,700	9,818
#	Alimentation Couche-Taro, Inc. Class B	54,800	738,820
* #	Altius Minerals Corp.	9,000	37,932
	Amerigo Resources, Ltd.	45,100	22,451
	Amica Mature Lifestyles, Inc.	1,600	5,310
*	Anderson Energy, Ltd.	37,400	62,059
	Andrew Peller, Ltd.	1,900	13,147
* #	Angiotech Pharmaceuticals, Inc.	37,400	10,860
* #	Antrim Energy, Inc.	51,600	26,971
* #	Anvil Mining, Ltd.	35,100	50,380
*	Apollo Gold Corp.	22,000	3,285
*	Aquiline Resources, Inc.	6,100	5,213
*	Arawak Energy, Ltd.	36,500	24,226
*	Argosy Energy, Inc.	1,950	3,608
*	Arsenal Energy, Inc.	23,500	5,264
	Astral Media, Inc. Class A	29,994	693,547
*	Atna Resource, Ltd.	5,200	1,402
*	Atrium Innovations, Inc.	11,114	96,728
*	ATS Automation Tooling System, Inc.	41,440	125,492
* #	Augusta Resource Corp.	25,200	26,553
*	Aurizon Mines, Ltd.	17,600	25,554
* #	Aurora Energy Resources, Inc.	7,000	7,550
* #	AXIA NetMedia Corp.	25,200	36,379
*	Azure Dynamics Corp.	51,000	2,327
*	Baffinland Iron Mines Corp.	42,300	13,687
*	Baja Mining Corp.	20,100	5,336
* #	Ballard Power Systems, Inc.	39,400	108,527
#	Bank of Montreal	138,673	4,949,566

11

	Bank of Nova Scotia	121,101	4,038,040
* #	Bankers Petroleum, Ltd.	40,733	39,878
#	Barrick Gold Corp.	114,217	2,611,649
	BCE, Inc.	20,716	602,075
*	Berens Energy, Ltd.	26,800	12,896
* #	BioMS Medical Corp.	21,900	39,065
*	Bioniche Life Sciences, Inc.	3,000	1,244
* #	BioteQ Environmental Technologies, Inc.	4,900	5,285
	Biovail Corp.	86,800	746,078
*	Birch Mountain Resources, Ltd.	1,200	75
*	Birchcliff Energy, Ltd.	35,600	175,445
*	BNK Petroleum, Inc.	10,779	3,756
	Bombardier, Inc. Class B	136,200	525,454
*	Boralex, Inc. Class A	13,700	82,407
* #	Bow Valley Energy, Ltd.	30,600	25,388
	BPO Properties, Ltd.	600	10,304
*	Breaker Energy, Ltd.	11,900	64,372
*	Breakwater Resources, Ltd.	141,200	11,715
	Brookfield Asset Management, Inc. Series A	9,174	160,600
	Brookfield Properties Corp.	7,500	76,226
*	Buhler Industries, Inc.	383	1,748
	CAE, Inc.	94,257	552,889
*	Caledonia Mining Corp.	83,000	5,165
	Calfrac Well Services, Ltd.	13,900	175,523
	Calian Technologies, Ltd.	1,000	7,052
*	Calvalley Petroleum, Inc.	21,600	26,702
	Cameco Corp.	24,500	401,050
#	Canaccord Capital, Inc.	25,500	127,786
	Canada Bread Co., Ltd.	7,400	270,079
*	Canadian Gold Hunter Corp.	15,000	5,227
* #	Canadian Hydro Developers, Inc.	72,500	197,897
	Canadian Imperial Bank of Commerce	114,980	5,214,309
#	Canadian National Railway Co.	54,400	2,361,410
	Canadian National Resources, Ltd.	56,600	2,856,062
	Canadian Pacific Railway, Ltd.	50,815	2,299,808
* #	Canadian Royalties, Inc.	50,400	15,054
*	Canadian Superior Energy, Inc.	62,300	96,657
#	Canadian Tire Corp. Class A	44,110	1,676,129
	Canadian Utilities, Ltd. Class A	17,700	622,650
#	Canadian Western Bank	31,500	481,922
*	Canadian Zinc Corp.	74,236	15,090
	Canam Group, Inc. Class A	22,300	131,361
*	Candax Energy	53,500	12,428
* #	Candente Resource Corp.	9,800	1,626
*	Canfor Corp.	53,500	304,941
*	Cangene Corp.	16,400	53,066
* #	CanWest Global Communications Corp.	36,200	27,631
*	Capstone Mining Corp.	36,600	32,795
*	Cardero Resource Corp.	18,400	24,731
* #	Cardiome Pharma Corp.	12,700	57,636
* #	Carpathian Gold, Inc.	17,400	2,743
	Cascades, Inc.	44,965	182,427

12

*	Caspian Energy, Inc.	5,500	433
* #	Catalyst Paper Corp.	146,098	47,273
#	CCL Industries, Inc. Class B	16,000	398,241
*	CE Franklin, Ltd.	4,400	21,940
*	Celestica, Inc.	123,900	599,301
*	Celtic Exploration, Ltd.	16,900	154,937
*	Ceramic Protection Corp.	200	40
*	Certicom Corp.	17,600	16,354
*	CGI Group, Inc.	166,700	1,330,502
* #	Chariot Resouces, Ltd.	63,000	6,795
*	Cinch Energy Corp.	19,600	14,310
	Clairvest Group, Inc.	1,100	11,819
	Clarke, Inc.	13,900	48,436
*	Claude Resources, Inc.	32,600	10,278
* #	Coalcorp Mining, Inc.	61,457	36,712
*	Coastal Contacts, Inc.	16,400	11,430
*	COM DEV International, Ltd.	18,600	56,326
*	Comaplex Minerals Corp.	7,200	14,038
*	Compton Petroleum Corp.	51,200	106,198
	Congeco Cable, Inc.	10,600	274,916
* #	Connacher Oil & Gas, Ltd.	123,400	189,405
	Constellation Software, Inc.	800	16,587
*	CoolBrands International, Inc.	500	270
	Corby Distilleries, Ltd.	6,600	106,778
*	Corridor Resources, Inc.	31,400	64,868
	Corus Entertainment, Inc. Class B	43,900	513,557
*	Cott Corp.	15,900	14,115
* #	Crew Energy, Inc.	35,508	199,738
* #	Crew Gold Corp.	6,000	996
*	CryoCath Technologies, Inc.	9,100	65,609
* #	Crystallex International Corp.	43,500	16,963
	Dalsa Corp.	9,100	46,206
*	Delphi Energy Corp.	33,300	27,352
* #	Denison Mines Corp.	105,220	133,566
*	DiagnoCure, Inc.	20,200	23,463
*	Discovery Air, Inc. Class A	22,800	6,053
*	Divestco, Inc.	10,300	5,127
	Dorel Industries, Inc. Class B	16,800	369,369
*	Dundee Precious Metals, Inc.	29,000	57,745
#	DundeeWealth, Inc.	27,900	139,812
*	Eastern Platinum, Ltd.	336,500	100,506
* #	Eastmain Resources, Inc.	27,600	16,029
	easyhome, Ltd.	500	4,563
*	Eldorado Gold Corp.	67,400	278,480
*	Ember Resources, Inc.	59	39
#	Emera, Inc.	8,200	146,067
	Empire Co., Ltd. Class A	16,300	622,086
	Enbridge, Inc.	69,909	2,427,936
	EnCana Corp.	78,700	3,998,010
* #	Endeavour Silver Corp.	20,100	18,511
	Enghouse Systems, Ltd.	6,100	26,823
#	Ensign Energy Services, Inc.	63,600	818,415

13

*	Entree Gold, Inc.	3,700	2,886
* #	Equinox Minerals, Ltd.	96,900	86,023
	Equitable Group, Inc.	6,055	62,846
*	Erdene Resource Development Corp.	25,600	4,885
* #	Etruscan Resources, Inc.	15,100	7,141
*	Euro Goldfields, Ltd.	82,200	102,980
#	Evertz Technologies, Ltd.	11,200	125,353
	Exco Technologies, Ltd.	7,600	14,376
*	Exfo Electro-Optical Engineering, Inc.	16,400	47,215
*	Fairborne Energy, Ltd.	32,976	196,165
#	Fairfax Financial Holdings, Inc.	7,000	1,922,343
*	Far West Mining, Ltd.	10,800	9,588
*	Farallon Resources, Ltd.	99,000	16,427
	Finning International, Inc.	63,500	771,820
* #	First Calgary Petroleums, Ltd. Class A	142,000	409,989
*	First Nickel, Inc.	100	5
#	First Quantum Minerals, Ltd.	4,113	86,676
*	Firstservice Corp.	5,200	63,334
* #	Flint Energy Services, Ltd.	22,200	128,010
* #	FNX Mining Co., Inc.	41,966	172,349
* #	Formation Capital Corp.	53,900	7,602
* #	Forsys Metals Corp.	22,300	97,318
	Fortis, Inc.	32,400	706,978
*	Fortune Minerals, Ltd.	15,400	7,922
	Forzani Group, Ltd. Class A	20,000	145,192
* #	Fraser Papers, Inc.	6,400	6,106
* #	Fronteer Development Group, Inc.	43,300	86,219
* #	Frontera Copper Corp.	9,400	2,886
* #	Galleon Energy, Inc. Class A	36,100	192,585
* #	Garda World Security Corp. Class A	10,200	13,709
*	GBS Gold International, Inc.	42,400	176
*	Genesis Land Development Corp.	8,400	9,408
	Gennum Corp.	13,900	81,880
	George Weston, Ltd.	16,800	857,353
	Gerdau Ameristeel Corp.	88,000	470,920
* #	Gildan Activewear, Inc.	25,300	589,837
*	Glacier Media, Inc.	22,000	54,393
* #	Glencairn Gold Corp.	20,521	2,554
	Glentel, Inc.	3,300	24,614
*	Globestar Mining Corp.	35,100	14,269
#	Gluskin Shef & Associates, Inc.	1,200	9,239
*	GLV, Inc.	4,500	15,345
	Goldcorp, Inc.	183,121	3,424,498
*	Golden Star Resources, Ltd.	142,600	133,691
*	Grande Cache Coal Corp.	62,000	86,418
*	Great Basin Gold, Ltd.	97,900	98,282
*	Great Canadian Gaming Corp.	31,100	129,014
*	Great Plains Exploration, Inc.	3,500	1,031
#	Great West Lifeco, Inc.	33,700	715,772
*	Grey Wolf Exploration, Inc.	12,200	8,199
* #	Greystar Resources, Ltd.	6,700	5,614
	Groupe Aeroplan, Inc.	112,900	980,721

14

*	Guyana Goldfields, Inc.	4,300	3,568
*	Hanfeng Evergreen, Inc.	14,800	61,150
#	Harry Winston Diamond Corp.	34,000	331,453
*	Helix BioPharma Corp.	900	948
*	Hemisphere GPS, Inc.	24,700	36,477
*	Heroux-Devtek, Inc.	11,300	40,407
* #	High River Gold Mines, Ltd.	167,900	15,323
*	Highpine Oil & Gas, Ltd.	33,600	181,200
* #	Hillsborough Resources, Ltd.	15,100	4,322
	Home Capital Group, Inc.	12,100	280,188
*	HudBay Minerals, Inc.	76,109	343,510
	Husky Energy, Inc.	11,800	354,401
*	Hydrogenics Corp.	17,500	9,873
	IAMGOLD Corp.	186,482	618,873
	IGM Financial, Inc.	28,900	873,738
*	Imax Corp.	11,300	35,157
*	Imperial Metals Corp.	11,300	21,469
	Imperial Oil, Ltd.	9,203	325,652
*	Indigo Books & Music, Inc.	3,600	39,575
	Industrial Alliance Insurance & Financial Services, Inc.	47,700	989,380
	ING Canada, Inc.	14,800	402,877
	Inmet Mining Corp.	25,494	572,150
*	Inter-Citic Minerals, Inc.	9,600	2,310
*	Intermap Technologies, Ltd.	14,700	30,368
*	International Forest Products, Ltd. Series A	21,300	54,783
	International Royalty Corp.	34,600	51,672
*	Intertape Polymer Group, Inc.	21,400	43,500
*	Intrinsyc Software International, Inc.	66,000	12,047
* #	Iteration Energy, Ltd.	98,458	192,783
*	Ivanhoe Energy, Inc.	78,800	83,684
*	Ivanhoe Mines, Ltd.	20,600	53,837
*	Ivernia, Inc.	57,500	3,816
	Jean Coutu Group PJC, Inc. Class A	70,300	425,195
* #	Jinshan Gold Mines, Inc.	28,700	11,906
*	Kaboose, Inc.	38,100	19,598
	Killam Proper, Inc.	1,325	5,497
*	Kimber Resources, Inc.	15,200	10,215
	Kingsway Financial Services, Inc.	32,500	184,166
#	Kinross Gold Corp.	156,128	1,625,659
* #	Kirkland Lake Gold, Inc.	11,500	37,688
*	Labopharm, Inc.	20,600	14,698
* #	Lake Shore Gold Corp.	72,600	45,175
*	Laramide Resources, Ltd.	4,800	4,859
	Laurentian Bank of Canada	14,540	493,151
	Le Chateau, Inc.	5,800	44,752
	Leon’s Furniture, Ltd.	24,200	190,942
#	Linamar Corp.	29,700	195,404
*	Lions Gate Entertainment Corp.	2,900	20,300
	Loblaw Companies, Ltd.	36,600	891,239
*	Logibec Group Informatique	400	4,563
* #	Lundin Mining Corp.	176,959	264,271
*	MacDonald Dettweiler & Associates, Ltd.	13,200	236,884

15

*	Mad Catz Interactive, Inc.	10,100	3,561
*	Magellan Aerospace Corp.	9,680	10,441
	Magna International, Inc. Class A	47,387	1,589,920
*	Mahalo Energy, Ltd.	18,300	3,340
	Major Drilling Group International, Inc.	9,200	126,020
#	Manitoba Telecom Services, Inc.	12,300	434,628
#	Manulife Financial Corp.	259,273	5,188,472
	Maple Leaf Foods, Inc.	38,400	263,476
*	March Networks Corp.	5,000	8,960
	Marsulex, Inc.	1,200	9,428
*	Martinrea International, Inc.	28,500	82,050
	Matrikon, Inc.	7,200	11,708
* #	MAXIM Power Corp.	16,937	44,264
*	MDC Partners, Inc. Class A	9,200	40,607
*	MDN, Inc.	24,200	12,047
*	MDS, Inc.	73,626	769,063
*	Mediagrif Interactive Technologies, Inc.	1,100	2,756
*	MEGA Brands, Inc.	11,200	15,518
* #	Mega Uranium, Ltd.	78,300	55,219
	Melcor Developments, Ltd.	4,200	19,479
	Methanex Corp.	58,900	668,996
	Metro, Inc. Class A	56,500	1,422,696
*	MGM Energy Corp.	248	45
	Mi Developments, Inc.	10,100	119,745
*	Midnight Oil Exploration, Ltd.	4,200	3,136
*	Migao Corp.	20,700	63,373
*	Minco Silver Corp.	6,700	3,224
*	Miranda Technologies, Inc.	10,800	67,382
	Morguard Corp.	2,000	29,968
	Mosaid Technologies, Inc.	6,100	42,411
	National Bank of Canada	48,400	1,815,452
* #	Neo Material Technologies, Inc.	21,900	26,528
	Nexen, Inc.	124,259	1,973,216
	Niko Resources, Ltd.	11,000	481,872
#	Norbord, Inc.	38,700	60,684
*	Nortel Networks Corp.	161,410	200,875
* #	North American Palladium, Ltd.	31,700	49,445
	Northbridge Financial Corp.	13,600	337,602
*	Northgate Minerals Corp.	154,200	98,510
*	Northstar Aerospace, Inc.	4,400	2,373
#	Nova Chemicals Corp.	48,300	627,143
*	Nuvista Energy, Ltd.	44,513	396,270
*	Oilexco, Inc.	81,000	340,720
*	Olympus Pacific Minerals, Inc.	13,600	677
*	Oncolytics Biotech, Inc.	15,300	20,818
	Onex Corp.	45,900	794,006
*	Open Range Energy Corp.	9,100	16,232
* #	Open Text Corp.	26,800	679,506
* #	OPTI Canada, Inc.	103,221	274,902
*	Orvana Minerals Corp.	35,300	12,594
*	Pacific Rubiales Energy Corp.	23,274	86,894
*	Paladin Labs, Inc.	4,600	35,837

16

*	Pan Amer Silver Corp.	29,600	337,430
*	Paramount Resources, Ltd. Class A	22,000	163,362
*	Parkbridge Lifestyles Communities, Inc.	10,200	28,265
	Pason Systems, Inc.	9,219	94,615
*	Patheon, Inc.	33,600	55,196
*	PDX Resources, Inc.	27,200	14,217
*	Pearl Exploration & Production, Ltd.	5,658	2,910
*	Pelangio Exploration, Inc.	27,200	1,354
	Pengrowth Energy Trust	2,158	23,293
*	Petaquilla Minerals, Ltd.	18,400	11,449
* #	Petrobank Energy & Resources, Ltd.	12,449	237,557
	Petro-Canada	141,130	3,529,128
*	Petrolifera Petroleum, Ltd.	18,900	33,557
*	Platinum Group Metals, Ltd.	1,800	1,643
*	Points International, Ltd.	64,200	26,100
*	Polaris Miner Corp.	6,700	8,894
* #	PolyMet Mining Corp.	16,300	20,826
	Potash Corp. of Saskatchewan, Inc.	9,400	800,166
	Power Corp. of Canada, Ltd.	105,700	2,297,635
#	Power Financial Corp.	44,500	1,113,885
*	ProEx Energy, Ltd.	19,800	203,536
*	Profound Energy, Inc.	13,400	11,451
*	ProMetic Life Sciences, Inc.	41,000	4,082
* #	ProspEx Resouces, Ltd.	19,132	23,810
	Pulse Data, Inc.	27,900	46,296
*	Pure Energy Services, Ltd.	9,000	21,654
*	QLT, Inc.	40,600	105,096
* #	Quadra Mining, Ltd.	37,800	156,807
	Quebecor, Inc. Class B	26,100	425,941
* #	Queenston Mining, Inc.	6,500	5,932
	Quest Capital Corp.	81,336	92,450
* #	Questerre Energy Corp.	29,300	36,221
*	Redcorp Ventures, Ltd.	99,500	4,953
#	Reitmans Canada, Ltd.	29,900	357,222
	Rentcash, Inc.	6,800	33,850
*	Research In Motion, Ltd.	15,600	789,772
*	Resin Systems, Inc.	34,800	6,063
* #	Resverlogix Corp.	4,300	10,346
	Richelieu Hardware, Ltd.	7,800	103,543
*	Richmont Mines, Inc.	14,300	23,729
#	Ritchie Brothers Auctioneers, Inc.	12,400	233,638
*	Rock Energy, Inc.	8,800	13,872
	Rogers Communications, Inc. Class B	17,100	496,415
*	RONA, Inc.	71,000	692,151
	Royal Bank of Canada	162,793	6,326,412
*	Royal Laser Corp.	16,500	5,476
* #	Rubicon Minerals Corp.	56,800	54,665
	Russel Metals, Inc.	36,700	659,218
	Samuel Manu-Tech, Inc.	5,100	37,997
	Saputo, Inc.	21,800	455,787
*	Saskatchewan Wheat Pool, Inc.	137,800	874,612
	Savanna Energy Services Corp.	37,100	307,807

17

#	Sceptre Invesment Counsel, Ltd.	900	5,481
*	Scorpio Mining Corp.	32,467	8,350
* #	SEMAFO, Inc.	96,300	70,309
	Shaw Communications, Inc. Class B	26,500	464,129
	ShawCor, Ltd.	23,300	352,796
	Sherritt International Corp.	172,200	528,615
	Shoppers Drug Mart Corp.	16,300	627,495
*	Shore Gold, Inc.	110,727	57,876
* #	Sierra Wireless, Inc.	16,500	143,740
* #	Silver Standard Resources, Inc.	22,900	194,934
*	Silver Wheaton Corp.	62,700	218,485
	Silvercorp Metals, Inc.	28,300	54,942
* #	Sino-Forest Corp.	90,500	846,959
	SNC-Lavalin Group, Inc.	5,900	155,026
	Softchoice Corp.	5,700	22,700
*	St. Andrew Goldfields, Ltd.	2,500	415
*	Stantec, Inc.	14,900	239,206
*	Starfield Resources, Inc.	45,300	9,772
	Stella-Jones, Inc.	1,800	28,778
*	Storm Cat Energy Corp.	500	33
*	Storm Exploration, Inc.	9,300	88,733
*	Stornoway Diamond Corp.	64,920	6,463
	Sun Life Financial, Inc.	153,900	3,619,900
	Suncor Energy, Inc.	74,039	1,778,337
*	SunOpta, Inc.	29,900	122,547
	Sun-Rype Products, Ltd.	100	622
* #	Suramina Resources, Inc.	8,300	1,722
*	SXC Health Solutions Corp.	9,600	125,765
*	Tahera Diamond Corp.	15,580	129
	Talisman Energy, Inc.	264,500	2,613,619
* #	Tanzanian Royalty Exploration Corp.	13,400	29,017
* #	Taseko Mines, Ltd.	55,600	52,126
*	Teal Exploration & Mining, Inc.	3,000	697
*	Technicoil Corp.	33,900	12,375
#	Teck Cominco Class B	109,247	1,087,666
	Telus Corp.	16,961	599,046
* #	Tembec, Inc.	8,765	12,072
*	Tesco Corp. ADR	9,000	102,420
*	The Churchill Corp.	3,300	18,453
*	The Descartes Systems Group, Ltd.	19,800	54,211
#	The Thomson Corp.	50,470	1,188,367
*	Theratechnologies, Inc.	9,800	15,692
*	Thompson Creek Metals Company, Inc.	52,500	311,437
#	Tim Hortons, Inc.	10,900	272,658
* #	Timminco, Ltd.	15,700	88,575
* #	TLC Vision Corp.	21,900	7,813
#	TMX Group, Inc.	17,400	407,679
	Toromont Industries, Ltd.	25,800	488,259
#	Toronto Dominion Bank	144,760	6,836,256
#	Torstar Corp. Class B	36,000	344,976
	Transalta Corp.	34,538	693,454
	Transat A.T., Inc. Class A	500	5,032

18

	Transat A.T., Inc. Class B	2,900	27,333
	TransCanada Corp.	115,960	3,503,910
	Transcontinental, Inc. Class A	39,516	399,979
*	Transglobe Energy Corp.	29,000	63,038
*	Transition Therapeutics, Inc.	4,011	12,513
* #	Treasury Metals, Inc.	1,262	168
#	Trican Well Service, Ltd.	49,600	465,013
	Trinidad Drilling, Ltd.	46,100	260,085
*	TriStar Oil and Gas, Ltd.	61,681	524,542
*	TSO3, Inc.	8,200	2,177
*	Tundra Semiconductor Corp.	5,800	15,639
*	Turnkey E&P, Inc.	300	124
*	TUSK Energy Corp.	36,300	37,044
	TVA Group, Inc. Class B	3,000	19,912
*	UEX Corp.	23,700	15,731
	Uni-Select, Inc.	8,600	156,973
* #	Uranium One, Inc.	201,300	170,353
*	Ur-Energy, Inc.	37,000	19,647
* #	UTS Energy Corp.	101,400	77,398
*	Vecima Network, Inc.	1,300	5,501
*	Vector Aerospace Corp.	7,900	32,772
*	Verenex Energy, Inc.	13,200	57,934
*	Vero Energy, Inc.	15,700	88,966
*	Virginia Mines, Inc.	1,050	2,422
*	Vitran Corp., Inc.	2,400	19,713
* #	Webtech Wireless, Inc.	15,500	16,975
	Wescast Industries, Inc.	1,500	3,485
*	Wesdome Gold Mines, Ltd.	19,800	11,499
*	West 49, Inc.	4,500	1,381
*	West Energy, Ltd.	41,700	77,498
	West Fraser Timber Co., Ltd.	20,000	531,154
*	West Timmins Mining, Inc.	48,700	9,293
*	Westaim Corp.	100	14
* #	Western Canadian Coal Corp.	37,200	55,555
	Western Financial Group, Inc.	24,765	61,024
*	Westernzagros Resources, Ltd.	5,300	3,254
* #	Westjet Airlines, Ltd.	18,000	154,269
*	Westport Innovations, Inc.	7,228	31,423
*	Wi-LAN, Inc.	52,400	54,778
	Winpak, Ltd.	17,760	106,976
*	Wireless Matrix Corp.	6,300	3,763
*	Xceed Mortgage Corp.	7,500	4,542
*	Xtreme Coil Drilling Corp.	12,700	40,040
#	Yamana Gold, Inc.	386,016	1,841,527
*	YM Biosciences, Ltd.	15,400	4,727
*	Yukon-Nevada Gold Corp.	82,780	2,404
*	Zarlink Semiconductor, Inc.	40,900	12,895
	ZCL Composite, Inc.	7,700	29,004
TOTAL COMMON STOCKS			149,628,521

19

RIGHTS/WARRANTS — (0.0%)
*	Ainsworth Lumber Co., Ltd. Rights 07/29/13	1,128	445
*	Argosy Energy, Inc. Rights 11/14/08	975	—
* #	Kinross Gold Corp. Warrants 09/03/13	3,286	5,180
* #	Tembec, Inc. Warrants 03/03/12	3,478	1,147
TOTAL RIGHTS/WARRANTS			6,772

TOTAL — CANADA			149,635,293

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
#	A P Moller - Maersk A.S.	197	1,133,735
	Aarhus Lokalbank A.S.	809	12,577
	Aktieselskabet Ringkjoebing Bank A.S.	1,140	53,608
#	Aktieselskabet Roskilde Bank A.S.	4,500	808
	Aktieselskabet Skjern Bank A.S.	210	8,272
#	Alk-Abello A.S.	3,125	247,939
*	Alm. Brand A.S.	4,475	60,653
#	Amagerbanken A.S.	6,125	70,688
	Ambu A.S.	1,870	21,863
	Auriga Industries A.S. Series B	7,550	135,027
#	Bang & Olufsen Holding A.S. Series B	5,801	128,299
* #	Bavarian Nordic A.S.	2,630	70,402
#	BoConcept Holding A.S.	450	11,799
	Bonusbanken A.S.	6,000	1,023
*	Brodrene Hartmann A.S. Series B	2,300	32,736
*	Brondbyernes I.F. Fodbold A.S. Series B	3,120	25,165
*	Capinordic A.S.	24,798	20,894
	Carlsberg A.S. Series B	16,610	653,912
	Coloplast A.S.	3,250	235,643
	D/S Norden A.S.	10,500	318,243
	Dalhoff, Larson & Horneman A.S. Series B	7,200	46,201
	Dampskibsselsk Torm A.S.	1,800	29,118
#	Dampskibsselskabet Torm A.S. ADR	12,956	212,997
	Danisco A.S.	28,444	1,232,320
	Danske Bank A.S.	82,768	1,225,240
	Dantherm Holding A.S.	1,600	19,707
	DFDS A.S.	1,570	112,168
	DiBa Bank A.S.	10,330	239,240
	Djursland Bank A.S.	1,040	40,085
#	DSV A.S.	41,917	503,620
	East Asiatic Co., Ltd. A.S.	6,175	210,558
#	Fionia Bank A.S.	53,180	374,281
#	FLSmidth & Co. A.S.	13,898	518,375
	Fluegger A.S. Series B	350	19,294
*	Genmab A.S.	8,217	371,107
*	GN Great Nordic A.S.	106,501	231,486
* #	Greentech Energy Systems A.S.	23,740	87,429
	Gronlandsbanken	290	19,039
#	H&H International A.S. Series B	360	25,383
	H. Lundbeck A.S.	19,089	341,017
	Harboes Bryggeri A.S.	2,250	39,222
#	IC Companys A.S.	3,800	52,984

20

*	Jeudan A.S.	110	8,733
*	Jyske Bank A.S.	28,875	852,882
*	Lastas A.S. Series B	1,600	16,315
*	Maconomy Corp. A.S.	10,500	11,308
#	Mols-Linien A.S.	2,000	24,693
* #	NeuroSearch A.S.	4,479	111,731
#	NKT Holding A.S.	11,145	407,428
	Nordjyske Bank A.S.	3,195	64,308
	Norresundby Bank A.S.	880	30,159
	Novo-Nordisk A.S. Series B	2,000	107,206
	Novo-Nordisk A.S. Sponsored ADR	18,100	968,531
	Novozymes A.S. Series B	2,984	210,658
	Ostjydsk Bank A.S.	285	23,004
* #	Parken Sport & Entertainment A.S.	400	57,946
	Per Aarsleff A.S. Series B	913	71,857
*	Pharmexa A.S.	10,000	2,493
	Ringkjoebing Landbobank Aktieselskab	2,762	206,649
	Rockwool International A.S.	2,970	199,699
	Royal Unibrew A.S.	2,135	73,000
*	RTX Telecom A.S.	1,400	4,693
	Sanistal A.S. Series B	400	12,699
	Satair A.S.	1,488	38,721
	Schouw & Co. A.S.	8,775	172,672
	SimCorp A.S.	900	74,085
	Sjaelso Gruppen A.S.	10,558	69,212
*	Solar Holdings A.S. Series B	2,575	122,564
*	Sondagsavisen A.S.	3,000	11,704
	Spar Nord Bank A.S.	26,746	294,229
	Sparbank	1,926	46,935
	Sparekassen Faaborg A.S.	240	41,722
	Sydbank A.S.	36,763	571,383
	Thrane & Thrane A.S.	2,075	79,000
	Tivoli A.S.	90	50,476
*	TK Development A.S.	14,700	63,557
*	Topdanmark A.S.	5,100	550,991
*	TopoTarget A.S.	6,900	5,873
#	Trygvesta A.S.	12,050	724,556
*	Vestas Wind Systems A.S.	14,350	587,777
	Vestjysk Bank A.S.	22,535	501,473
* #	William Demant Holding A.S.	2,485	95,077

TOTAL — DENMARK			16,762,156

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
* #	Ahlstrom Oyj	15,827	161,538
	Alandsbanken AB Series B	1,000	25,920
*	Aldata Solutions Oyj	22,500	21,394
#	Alma Media Oyj	12,730	119,390
#	Amer Sports Oyj Series A	37,309	252,879
	Aspo Oyj	5,400	30,260
*	Atria P.L.C.	6,413	96,694

21

	BasWare Oyj	3,100	27,716
*	Biotie Therapies Corp.	16,215	7,238
	Cargotec Oyj Series B	20,326	281,367
	Componenta Oyj	4,400	31,251
	Comptel P.L.C.	18,978	27,529
	Cramo Oyj	9,053	60,881
	Efore Oyj	7,109	6,894
* #	Elcoteq SE	14,272	41,551
#	Elektrobit Corp.	450,122	252,132
#	Elisa Oyj	76,185	1,146,014
	Etteplan Oyj	7,802	35,774
#	Finnair Oyj	37,713	190,203
	Finnlines Oyj	13,431	188,692
	Fiskars Oyj Abp Series A	22,867	236,161
	Fortum Oyj	93,417	2,295,822
	F-Secure Oyj	10,500	32,753
	Glaston Oyj Abp	9,400	21,572
	HKScan Oyj Series A	9,223	47,159
	Huhtamaki Oyj	69,396	464,889
	Ilkka-Yhtyma Oyj	3,061	35,321
	KCI Konecranes Oyj	13,179	223,957
#	Kemira Oyj	41,293	370,016
	Kesko Oyj	42,631	997,916
	Kone Oyj Series B	23,690	530,095
	Laennen Tehtaat Oyj	1,800	33,346
#	Lassila & Tikanoja Oyj	15,665	251,555
	Lemminkainen Oyj	41,532	712,865
	Metso Corp. Oyj	52,775	701,328
#	Metso Corp. Oyj Sponsored ADR	10,246	139,858
#	M-Real Oyj Series B	52,500	80,692
#	Neste Oil Oyj	61,803	977,521
	Nokia Oyj	16,825	257,729
	Nokia Oyj Sponsored ADR	97,000	1,472,460
	Nokian Renkaat Oyj	25,404	332,138
	Okmetic Oyj	6,300	21,499
	Olvi Oyj Series A	3,350	69,140
	Oriola-KD Oyj Class A	1,000	1,911
	Oriola-KD Oyj Class B	40,746	79,022
	Orion Oyj Series A	12,965	190,199
	Orion Oyj Series B	35,639	523,716
#	Outokumpu Oyj Series A	73,238	758,968
*	Outotec Oyj	9,064	121,137
	PKC Group Oyj	7,511	38,915
	Pohjola Bank P.L.C.	72,475	975,120
#	Ponsse Oyj	58,774	397,440
	Poyry Oyj	10,794	143,291
	Raisio P.L.C.	70,863	136,828
#	Ramirent Oyj	10,000	40,319
	Rapala VMC Oyj	10,000	45,966
	Rautaruukki Oyj Series K	42,692	696,737
* #	Ruukki Group Oyj	90,100	163,981
	Sampo Oyj	149,620	2,998,343

22

#	Sanoma Oyj	42,693	653,374
	Scanfil Oyj	13,737	36,138
	Sponda Oyj	6,200	27,778
	Stockmann Oyj Abp Series A	6,932	114,154
#	Stockmann Oyj Abp Series B	12,692	171,055
#	Stora Enso Oyj Series R	301,370	2,802,569
	Stora Enso Oyj Sponsored ADR	109,100	984,082
	SYSOPENDIGIA P.L.C.	5,039	15,381
	Talentum Oyj	3,423	8,273
	Tecnomen Oyj	236,099	271,160
#	Teleste Oyi	3,831	11,562
	TietoEnator Oyj	38,917	431,610
	Tiimari P.L.C.	4,700	15,616
	Trainers’ House P.L.C.	23,700	18,992
	Turkistuottajat Oyj	1,600	17,018
	UPM-Kymmene Oyj	288,713	4,082,496
	UPM-Kymmene Oyj Sponsored ADR	78,154	1,099,627
#	Uponor Oyj Series A	18,211	172,862
	Vacon Oyj	2,122	65,188
	Vaisala Oyj Series A	3,796	101,057
	Wartsila Corp. Oyj Series B	22,522	570,624
	YIT Oyj	65,662	408,894

TOTAL — FINLAND			32,702,512

FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
	Accor SA	18,544	721,461
	Aeroports de Paris	7,020	417,831
	Air France-KLM	98,001	1,411,970
	Air Liquide SA	21,045	1,816,081
*	Alcatel-Lucent SA	111,418	287,709
*	Alcatel-Lucent SA Sponsored ADR	71,900	184,783
	Alstom SA	13,355	661,923
*	Alten	6,975	175,780
* #	Altran Technologies SA	54,991	276,355
	April Group SA	2,752	99,808
*	Archos	364	1,731
	Arkema	36,067	825,513
	Assystem	9,074	92,735
	Atos Origin SA	38,639	897,254
	Aubay	3,818	14,644
	Audika SA	1,077	25,112
*	Avanquest Software	1,259	4,749
	Avenir Telecom	14,156	12,540
	AXA SA	3,554	67,896
#	AXA SA Sponsored ADR	299,136	5,596,835
#	Beneteau SA	11,930	110,925
	bioMerieux	2,180	177,002
#	BNP Paribas SA	157,004	11,335,902
	Boiron SA	2,461	58,108
	Bonduelle SCA	1,853	155,449

23

	Bongrain SA	4,300	239,132
#	Bourbon SA	21,864	616,482
	Bouygues SA	60,490	2,575,683
* #	Bull SA	21,995	42,885
	Canal Plus SA	10,302	64,859
	Capgemini SA	98,752	3,181,765
	Carbone Lorraine SA	6,888	204,846
	Carrefour SA	30,893	1,305,074
	Casino Guichard Perrachon SA	26,952	1,884,024
	Cegedim SA	962	49,169
	Cegid Group	25,942	326,553
	Christian Dior SA	21,227	1,285,979
	Cie Generale D’Optique Essilor Intenational SA	13,044	585,126
	Ciments Francais SA	5,299	384,742
*	Club Mediterranee SA	7,197	143,957
	CNP Assurances	14,568	1,173,860
	Compagnie de Saint-Gobain	95,363	3,679,757
*	Compagnie Generale de Geophysique-Veritas SA	29,777	481,477
* #	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	54,695	888,794
	Compagnie Generale des Establissements Michelin Series B	75,103	3,865,632
	Credit Agricole SA	183,694	2,657,505
	CS Communication & Systemes	2,624	28,163
	Damartex SA	174	2,435
	Dassault Systemes SA	1,044	43,227
	Dassault Systemes SA ADR	5,637	230,271
	Delachaux SA	5,583	307,068
	Derichebourg	25,343	79,876
	EDF Energies Nouvelles SA	3,116	97,149
	Eiffage SA	2,914	111,951
	Electricite de France	7,994	480,308
#	Electricite de Strasbourg	606	69,042
#	Eramet SA	2,073	420,170
	Esso Ste Anonyme Francaise	1,618	186,086
	Establissements Maurel et Prom	43,833	519,880
	Etam Developpement SA	26,636	279,644
#	Euler Hermes SA	8,360	411,831
*	Euro Disney SCA (4320878)	60	9
*	Euro Disney SCA (B29QD14)	10,532	65,381
#	European Aeronautic Defence & Space Co.	124,884	2,077,167
	Eutelsat Communications	13,087	280,890
	Exel Industries SA	1,907	72,756
* #	Faurecia SA	3,987	55,065
#	Fimalac SA	4,495	195,523
	Fleury Michon SA	641	18,801
#	France Telecom SA	20,118	507,287
	France Telecom SA Sponsored ADR	212,700	5,385,564
	Gascogne SA	555	33,661
	Gaumont SA	768	44,080
	GDF Suez	49,849	2,218,963
*	GDF Suez Sponsored ADR	668	29,505
*	Gemalto NV	34,108	955,614

24

	GFI Informatique SA	27,752	99,321
	Gifi	712	34,319
	Ginger (Groupe Ingenierie Europe)	1,542	25,445
	GL Events	31,157	558,354
	Groupe Crit	2,059	24,618
	Groupe Danone	14,526	808,821
	Groupe Danone Sponsored ADR	35,600	398,720
*	Groupe Eurotunnel SA	94,872	650,719
*	Groupe Go Sport SA	568	16,706
	Groupe Open	2,036	14,971
	Groupe Steria SCA	15,672	205,219
	Guerbet SA	412	57,252
	Guyenne et Gascogne SA	2,955	222,836
#	Haulotte Group SA	7,967	62,636
	Havas SA	205,900	410,833
#	Hermes International SA	8,123	1,048,423
	Iliad SA	2,800	221,444
#	Imerys SA	15,053	685,323
	IMS International Metal Service SA	7,599	134,426
* #	Infogrames Entertainment SA	9,780	87,831
	Ingenico SA	6,816	106,452
*	Inter Parfums	999	25,744
	Ipsen SA	3,129	118,933
	Ipsos SA	11,568	290,808
#	JC Decaux SA	32,647	567,321
	Kaufman et Broad SA	549	11,223
	Korian	2,939	53,380
	Lafarge SA	17,068	1,128,325
#	Lafarge SA Sponsered ADR	82,410	1,359,765
	Lafuma SA	317	7,251
	Lagardere S.C.A.	84,126	3,344,855
	Laurent-Perrier	908	73,615
* #	Lectra	2,553	10,008
	Legrand SA	47,639	792,755
	Lisi SA	1,725	76,841
	L’Oreal SA	9,223	698,403
* #	LVL Medical Groupe SA	1,560	15,710
	LVMH (Louis Vuitton Moet Hennessy)	11,782	784,022
	M6 Metropole Television	21,176	333,502
#	Maisons Franc	470	8,126
	Manitou BF SA	5,883	82,422
	Manutan International SA	1,310	59,422
	Montupet SA	36,020	193,239
#	Mr. Bricolage SA	4,012	50,247
#	Natixis	273,175	604,960
#	Naturex	395	13,528
	Neopost SA	5,460	457,125
#	Nexans SA	17,608	1,004,360
#	Nexity	14,829	129,168
	Norbert Dentressangle	1,768	97,510
#	NRJ Group	185,096	1,357,133
*	Oeneo	14,931	16,846

25

#	Orco Property Group	3,090	40,750
* #	Orpea	5,490	178,616
#	PagesJaunes SA	39,559	375,029
*	Parrot SA	2,707	22,226
#	Pernod-Ricard SA	40,000	2,604,749
	Peugeot SA	49,592	1,323,356
	Pierre & Vacances	2,814	128,870
	Plastic Omnium SA	4,095	44,427
	Plastivaloire SA	1,015	23,955
	PPR SA	25,020	1,594,537
	Publicis Groupe	34,815	786,850
	Publicis Groupe ADR	25,023	570,524
	Radiall SA	200	12,246
	Rallye SA	8,827	178,784
	Remy Cointreau SA	11,492	478,174
#	Renault SA	57,729	1,769,268
#	Rexel SA	59,174	577,003
#	Rhodia SA	37,419	320,157
	Robertet SA	268	28,697
* #	Rodriguez Group SA	1,164	7,153
	Rougier SA	540	18,709
	Rubis SA	3,352	185,655
#	Safran SA	136,133	1,727,741
	Saft Groupe SA	2,713	79,261
	SAMSE SA	546	38,251
	Sanofi - Aventis	2,000	126,714
	Sanofi - Aventis ADR	194,695	6,156,256
	Schneider Electric SA	56,148	3,365,380
	SCOR SE (4797364)	9	23
	SCOR SE (B1LB9P6)	123,481	2,023,068
	SEB SA	14,716	494,496
	Sechilienne SA	3,446	132,314
*	Seloger.com	1,355	25,407
	Societe BIC SA	13,101	692,010
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	143	95,065
#	Societe Generale Paris	92,394	5,035,940
#	Societe Industrielle D’Aviations Latecoere SA	3,518	28,261
	Societe Marseillaise du Tunnel Prado Carenage	12,393	269,448
#	Societe Television Francaise 1	54,986	704,996
	Sodexho Alliance SA	18,158	871,848
	Sodexho Alliance SA Sponsored ADR	3,800	179,550
* #	Soitec SA	51,900	184,361
#	Somfy SA	1,092	160,228
	Sopra Group SA	1,808	80,232
	Sperian Protection	3,191	196,277
	Spir Communication SA	1,034	24,064
#	Stallergenes SA	1,397	69,066
	STEF-TFE	3,120	142,698
	STMicroelectronics NV	209,373	1,721,109
	Sucriere de Pithiviers Le Vieil	58	34,435
*	Suez Environnement SA	1,020	19,501
	Synergie SA	2,498	34,445

26

	Technip SA	19,446	582,315
	Technip SA ADR	26,593	805,768
	Teleperformance SA	34,362	741,484
	Tessi SA	412	13,152
	Thales SA	20,557	824,852
* #	Theolia SA	8,222	57,153
*	Thomson	72,740	101,985
*	Thomson Sponsored ADR	43,600	61,476
	Total SA	18,701	1,028,807
	Total SA Sponsored ADR	85,527	4,741,617
	Toupargel Groupe	21,306	293,055
#	Trigano SA	4,484	29,318
*	UbiSoft Entertainment SA	7,501	396,497
	Union Financiere de France Banque SA	1,141	34,521
#	Valeo SA	51,148	890,952
	Vallourec SA	11,697	1,308,415
*	Valtech	24,523	6,924
	Veolia Environnement SA	3,093	76,650
#	Veolia Environnement SA ADR	21,757	542,837
	Viel et Compagnie	5,851	20,944
	Vilmorin et Cie SA	1,664	162,593
	Vinci SA	74,637	2,685,990
	Virbac SA	1,272	83,196
	Vivendi SA	198,776	5,195,831
	VM Materiaux SA	573	24,266
	Vranken Pommery Monopole	1,407	43,399
#	Wendel	14,862	710,088
#	Zodiac SA	24,632	963,149
TOTAL COMMON STOCKS			144,325,394

RIGHTS/WARRANTS — (0.0%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	145

TOTAL — FRANCE			144,325,539

GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
	A.S. Creation Tapeton AG	906	19,806
#	Aareal Bank AG	25,395	201,627
	ADCapital AG	4,082	35,333
	Adidas-Salomon AG	42,904	1,490,328
* #	Adlink Internet Media AG	1,531	12,644
*	ADVA AG Optical Networking	3,330	3,630
#	Aixtron AG	23,204	114,141
	Allianz SE	37,715	2,838,033
#	Allianz SE Sponsored ADR	517,855	3,925,341
	Altana AG	46,689	515,827
	Amadeus Fire AG	1,982	21,313
#	AMB Generali Holding AG	4,926	538,719
*	Analytik Jena AG	3,242	22,377
	Andreae-Noris Zahn AG	1,235	27,761

27

* #	Arcandor AG	46,410	111,978
*	Augusta Technologie AG	4,138	57,682
	Baader Bank AG	8,136	21,750
* #	Balda AG	8,210	2,593
	BASF AG	75,924	2,548,834
	BASF AG Sponsored ADR	58,000	1,930,820
	Bauer AG	3,738	131,437
#	Bayer AG	28,977	1,620,782
	Bayer AG Sponsored ADR	10,700	590,747
	Bayerische Motoren Werke AG	121,288	3,075,694
* #	Beate Uhse AG	6,586	5,429
	Bechtle AG	7,300	96,417
	Beiersdorf AG	5,459	293,887
	Bertrandt AG	2,353	40,770
	Bilfinger Berger AG	22,689	1,026,450
	Biotest AG	1,421	102,659
	Boewe Systec AG	836	8,047
*	Borussia Dortmund GmbH & Co. KGaA	37,306	53,388
*	Carl Zeiss Meditec AG	17,169	175,277
	Celesio AG	47,590	1,397,201
	Cenit AG	2,601	10,547
*	CENTROTEC Sustainable AG	5,523	49,283
	Cewe Color Holding AG	2,567	50,455
	Comdirect Bank AG	17,315	125,690
#	Commerzbank AG	223,943	2,408,936
* #	Conergy AG	3,450	19,885
#	Continental AG	37,015	2,646,658
*	CropEnergies AG	12,593	42,812
	CTS Eventim AG	2,146	53,294
#	Curanum AG	12,975	57,503
*	D. Logistics AG	10,845	12,674
	DAB Bank AG	7,813	22,205
#	Daimler AG Sponsored ADR	33,900	1,169,550
	DaimlerChrysler AG	169,947	5,838,570
	Data Modul AG	2,096	34,024
*	DEAG Deutsche Entertainment AG	13,909	11,220
*	Demag Cranes AG	3,643	70,698
#	Deutsche Bank AG	84,693	3,163,869
	Deutsche Bank AG ADR	34,700	1,317,906
	Deutsche Boerse AG	11,054	868,810
	Deutsche Euroshop AG	2,358	60,426
	Deutsche Lufthansa AG	166,251	2,302,598
	Deutsche Post AG	208,595	2,287,166
	Deutsche Postbank AG	18,757	381,031
	Deutsche Telekom AG	292,612	4,344,833
#	Deutsche Telekom AG Sponsored ADR	236,700	3,514,995
*	Deutsche Wohnen AG	13,450	123,164
#	Deutz AG	41,918	128,917
	Douglas Holding AG	16,730	629,297
#	Dr. Hoenle AG	3,148	24,045
	Drillisch AG	19,994	46,612
	Duerr AG	4,628	70,273

28

	DVB Bank SE	14,830	487,309
	E. ON AG	125,088	4,787,225
#	E. ON AG Sponsered ADR	218,470	8,301,860
	Eckert and Ziegler AG	1,958	18,411
	Elexis AG	3,822	39,374
*	Elmos Semiconductor AG	8,510	32,344
	ElreingKlinger AG	2,966	24,184
* #	EM. Sports Media AG	34,180	71,492
* #	Escada AG	4,550	22,907
	Euwax AG	1,099	60,981
* #	Evotec AG	54,188	71,057
#	Fielmann AG	3,002	167,284
*	FJA AG	3,661	6,927
#	Fraport AG	25,667	822,101
*	Freenet AG	21,531	129,890
	Fresenius Medical Care AG & Co.	1,707	76,354
	Fresenius Medical Care AG & Co. KGaA ADR	26,500	1,194,620
	Fuchs Petrolub AG	1,249	77,245
	GEA Group AG	59,096	851,626
*	Gerresheimer AG	12,065	407,576
	Gerry Weber International AG	3,768	69,692
	Gesco AG	1,543	70,839
	GFK AG	9,635	189,765
*	GFT Technologies AG	10,996	17,695
	Gildemeister AG	18,064	176,207
* #	GPC Biotech AG	10,604	11,641
	Grammer AG	6,667	70,308
	Grenkeleasing AG	5,309	145,195
	Hannover Rueckversicherung AG	42,664	1,058,326
	Hawesko Holding AG	1,492	31,988
#	Heidelberger Druckmaschinen AG	41,525	391,840
#	Heidelberger Zement AG	9,945	712,799
	Henkel KGAA	22,389	547,482
	Hochtief AG	21,680	672,218
#	Hypo Real Estate Holding AG	94,735	605,047
*	IDS Scheer AG	10,053	62,696
	Indus Holding AG	8,168	144,295
*	Infineon Technologies AG	200,815	628,204
*	Infineon Technologies AG ADR	357,400	1,118,662
*	Integralis AG	1,197	4,849
	INTERSEROH SE	1,428	72,980
#	Isra Vision Systems AG	1,054	9,011
#	IVG Immobilien AG	46,896	311,154
* #	Jenoptik AG	27,221	165,012
	K&S AG	16,888	654,173
#	Kizoo AG	7,353	51,157
	Kloeckner & Co. SE	22,328	325,618
	Kontron AG	25,308	198,302
	Krones AG	8,062	354,132
	KSB AG	214	72,105
#	Kuka AG	10,552	183,336
	KWS Saat AG	2,023	249,928

29

#	Lanxess AG	55,383	838,207
*	Leifheit AG	465	4,389
	Leoni AG	19,150	242,643
	Linde AG	36,335	3,056,303
	Loewe AG	3,879	46,917
	LPKF Laser & Electronics AG	6,673	16,496
	MAN AG	21,301	1,034,493
*	Manz Automation AG	182	17,687
	MasterFlex AG	2,147	20,460
*	Mediclin AG	13,261	43,919
* #	Medigene AG	12,110	74,515
	Medion AG	17,571	164,886
	Merck KGAA	15,568	1,375,625
	Metro AG	29,538	938,866
#	MLP AG	11,955	147,535
*	Mologen AG	50	326
*	Morphosys AG	2,243	137,562
	MTU Aero Engines Holding AG	19,518	384,622
	Muehlabauer Holdings AG & Co. KGAA	1,362	33,952
	Munchener Rueckversicherungs-Gesellschaft AG	43,657	5,667,540
#	MVV Energie AG	13,093	515,006
	Nemetschek AG	1,657	20,011
	Norddeutsche Affinerie AG	25,823	826,842
* #	Nordex AG	5,069	68,510
	OHB Technology AG	2,466	17,716
	Oldenburgische Landesbank AG	1,147	62,058
	PC-Ware AG	2,894	57,626
	Pfeiffer Vacuum Technology AG	1,165	70,324
#	Pfleiderer AG	30,141	262,424
* #	Plambeck Neue Energien AG	25,191	35,169
*	Plasmaselect AG	3,271	2,658
	Praktiker Bau- Und Heimwerkermaerkte Holding AG	45,212	356,140
* #	Premiere AG	34,969	85,270
	Progress-Werk Oberkirch AG	638	17,494
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	4,433	17,408
*	Pulsion Medical Systems AG	6,376	14,267
	Puma AG Rudolf Dassler Sport	2,072	346,686
*	PVATepla AG	2,469	12,333
* #	Q-Cells AG	8,164	323,275
* #	QIAGEN NV	70,402	1,003,387
*	QSC AG	46,367	71,727
	R. Stahl AG	1,992	51,669
#	Rational AG	689	70,863
	REALTECH AG	2,321	30,528
	Renk AG	322	17,381
* #	REpower Systems AG	1,223	168,589
#	Rheinmetall AG	23,943	729,689
	Rhoen-Klinikum AG	31,205	671,121
*	Roth & Rau AG	3,574	80,886
	RWE AG	16,677	1,386,822
	Salzgitter AG	25,203	1,657,397
	SAP AG	496	17,507

30

	SAP AG Sponsored ADR	26,392	932,429
	Sartorius AG	986	11,815
	Schlott Sebaldus AG	17,833	179,067
*	SGL Carbon AG	9,570	187,864
	Siemens AG Sponsored ADR	108,800	6,544,320
	Silicon Sensor International AG	1,741	12,490
* #	Singulus Technologies AG	20,423	83,978
	Sixt AG	4,015	61,271
	Software AG	7,016	343,866
* #	Solar Millennium AG	2,413	41,181
*	Solarworld AG	15,748	392,786
* #	Solon AG fuer Solartechnik	6,251	187,710
	Stada Arzneimittel AG	35,669	1,088,139
	STINAG Stuttgarter Invest AG	2,186	51,775
	Stratec Biomedical Systems AG	1,763	29,075
#	Suedzucker AG	48,146	535,249
*	Suess Microtec AG	7,173	16,351
	Symrise AG	48,800	593,056
	Takkt AG	8,273	81,155
	Technotrans AG	3,213	15,983
	Telegate AG	785	9,194
	ThyssenKrupp AG	87,843	1,646,062
#	TUI AG	120,012	1,444,907
	Umweltbank AG	1,686	28,263
	United Internet AG	18,026	161,770
* #	Versatel AG	13,576	230,842
	Vivacon AG	11,229	69,537
#	Volkswagen AG	20,427	12,363,954
#	Vossloh AG	4,109	313,055
	Wacker Chemie AG	1,850	201,301
#	Wacker Construction Equipment AG	15,670	102,258
*	Washtec AG	55,323	453,930
	Wincor Nixdorf AG	5,560	241,505
*	Wirecard AG	13,616	77,628
	Wuerttembergische Lebensversicherung AG	2,738	57,323
	Wuerttembergische Metallwarenfabrik AG	1,571	38,916

TOTAL — GERMANY			134,119,822

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
*	Aegek S.A.	57,209	13,289
	Agricultural Bank of Greece S.A.	139,068	330,217
	Alapis Holdings Industrial & Commercial S.A.	404,304	579,839
	Alfa-Beta Vassilopoulos S.A.	608	17,949
	Alpha Bank A.E.	111,537	1,628,433
	Alumil Milonas Aluminum Industry S.A.	6,033	10,988
	Anek Lines S.A.	87,558	123,167
	Aspis Bank S.A.	15,502	21,524
*	Astir Palace Hotels S.A.	4,440	17,650
	Athens Medical Center S.A.	29,425	51,124
	Atti-Kat S.A.	21,980	6,518

31

	Autohellas S.A.	10,676	16,745
*	Babis Vovos International Construction S.A.	1,840	34,489
*	Balkan Real Estate S.A.	7,486	15,511
	Bank of Attica S.A.	15,534	37,422
	Bank of Greece	11,190	720,680
	C. Rokas S.A.	2,729	55,798
	Coca-Cola Hellenic Bottling Co. S.A.	7,674	107,095
#	Coca-Cola Hellenic Bottling Co. S.A. ADR	12,700	179,070
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	48,174	125,290
	EFG Eurobank Ergasias S.A.	109,786	1,193,337
	Elastron S.A.	9,508	8,193
	Elektrak S.A.	4,469	17,610
	Ellaktor S.A.	92,657	472,774
*	Elval Aluminum Process Co.	6,283	9,370
*	Emporiki Bank of Greece S.A.	14,922	145,324
	ETEM S.A.	6,622	5,696
	Euro Reliance General Insurance Co. S.A.	9,660	11,797
	Euromedica S.A.	7,785	29,179
	EYDAP Athens Water Supply & Sewage Co. S.A.	12,226	104,512
*	Forthnet S.A.	498,469	529,729
	Fourlis Holdings S.A.	10,555	118,753
	Frigoglass S.A.	3,511	21,994
	GEK Group of Cos S.A.	23,565	79,745
*	Geniki Bank	266,279	582,239
	Halkor S.A.	33,980	42,784
	Hellenic Cables S.A.	4,830	9,682
	Hellenic Duty Free Shops S.A.	1,480	11,518
	Hellenic Exchanges S.A.	10,940	95,597
	Hellenic Petroleum S.A.	85,567	708,880
*	Hellenic Sugar Industry S.A.	5,435	10,460
	Hellenic Telecommunication Organization Co. S.A.	9,070	128,014
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	752,136
	Heracles General Cement Co. S.A.	11,802	73,288
	Iaso S.A.	17,190	114,503
	Inform P. Lykos S.A.	12,414	29,880
*	Intracom Holdings S.A.	51,152	61,173
	Intracom Technical & Steel Constructions S.A.	4,210	2,235
	J&P-Avax S.A.	183,215	524,956
	Kathimerini Publishing S.A.	3,935	21,536
	Lambrakis Press S.A.	31,700	93,620
*	Lavipharm S.A.	15,466	18,950
*	Loulis Mills S.A.	2,024	6,376
*	M.J. Mailis S.A.	12,070	4,654
*	Marfin Financial Group S.A.	424,456	1,868,513
*	Maritime Company of Lesvos S.A.	43,362	26,528
	Metka S.A.	4,852	46,618
	Michaniki S.A.	24,992	43,167
	Minoan Lines S.A.	23,982	157,559
	Motodynamic S.A.	487	1,317
	Motor Oil (Hellas) Corinth Refineries S.A.	8,776	95,187
	Mytilineos Holdings S.A.	57,489	362,800

32

	National Bank of Greece S.A.	12,033	264,344
#	National Bank of Greece S.A. ADR	765,032	3,343,190
	Nirefs Acquaculture S.A.	16,373	13,869
	OPAP S.A.	20,591	449,598
	Piraeus Bank S.A.	138,557	1,757,683
	Piraeus Port Authority S.A.	2,334	28,120
	Proton Bank S.A.	24,501	37,216
	Public Power Corp. S.A.	24,210	299,361
	Real Estate Development & Services S.A.	9,620	21,459
	S&B Industrial Minerals S.A.	7,818	82,382
	Sarantis S.A.	3,070	19,982
	Sfakianakis S.A.	6,016	13,039
	Sidenor Steel Products Manufacturing Co. S.A.	24,982	110,412
*	Singularlogic S.A.	10,740	27,719
* #	StMicroelectronics NV ADR	77,810	642,711
*	Technical Olympic S.A.	26,803	9,608
	Teletypos S.A. Mega Channel	10,729	89,124
	Terna Tourist Technical & Maritime S.A.	5,613	17,319
	Thessaloniki Port Authority S.A.	794	14,738
	Titan Cement Co. S.A.	39,917	681,724
	TT Hellenic Postbank S.A.	37,897	235,632
	Viohalco S.A.	60,387	285,589
*	Vioter S.A.	31,659	14,224

TOTAL — GREECE			21,194,024

HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
	Aeon Stores Hong Kong Co., Ltd.	32,000	34,250
	Alco Holdings, Ltd.	60,000	5,858
	Allied Group, Ltd.	70,000	86,852
	Allied Properties, Ltd.	1,580,000	201,272
*	Amax Entertainment Holdings, Ltd.	247,000	3,859
	Asia Financial Holdings, Ltd.	246,000	70,899
	Asia Standard Hotel	2,661,648	8,319
	Asia Standard International Group, Ltd.	1,644,613	8,528
*	Asian Union New Media Group, Ltd.	3,400,000	18,320
	ASM Pacific Technology, Ltd.	21,500	71,830
*	Associated International Hotels	65,000	79,504
#	Bank of East Asia, Ltd.	338,190	682,193
	BOC Hong Kong (Holdings), Ltd.	178,000	203,798
*	Bossini International Holdings, Ltd.	530,000	11,343
*	Brightoil Petroleum Holdings, Ltd.	318,000	28,762
*	Burwill Holdings, Ltd.	1,209,600	22,489
#	C C Land Holdings, Ltd.	588,000	106,802
#	Cafe de Coral Holdings, Ltd.	120,000	188,547
*	Capital Estate, Ltd.	5,495,000	17,303
#	Capital Strategic Investment, Ltd.	1,490,000	19,290

33

#	Cathay Pacific Airways, Ltd.	745,000	909,130
* #	CATIC International Holdings, Ltd.	2,160,000	31,174
	CCT Telecom Holdings, Ltd.	156,000	5,345
	Celestial Asia Securities Holdings, Ltd.	32,000	3,638
#	Century City International Holdings, Ltd.	601,600	14,749
	Champion Technology Holdings, Ltd.	648,783	14,710
	Chen Hsong Holdings, Ltd.	148,000	22,967
	Cheuk Nang (Holdings), Ltd.	27,117	2,999
	Cheung Kong Holdings, Ltd.	248,000	2,381,178
	Cheung Kong Infrastructure Holdings, Ltd.	117,000	428,564
	Chevalier International Holdings, Ltd.	62,000	44,467
*	Chia Tai Enterprises International, Ltd.	440,000	3,351
* #	China Energy, Ltd.	390,000	31,388
	China Hong Kong Photo Products Holdings, Ltd.	370,000	17,249
*	China Infrastructure Investment, Ltd.	886,000	17,438
	China Metal International Holdings, Ltd.	340,000	35,391
*	China Motion Telecom International, Ltd.	490,000	4,141
* #	China Renji Medical Group, Ltd.	3,762,000	14,815
*	China Resources Logic, Ltd.	27,800	7,345
*	China Resources Microelectronics, Ltd.	500,400	4,368
* #	China Sci-Tech Holdings, Ltd.	1,840,000	5,776
* #	China Seven Star Shopping, Ltd.	3,480,000	15,094
*	China Solar Energy Holdings, Ltd.	2,070,000	12,264
	China Timber Resources Group, Ltd.	3,200,000	12,172
*	China WindPower Group, Ltd.	593,400	11,927
* #	China Yunnan Tin Minerals Group	764,000	10,160
*	China Zenith Chemical Group, Ltd.	920,000	18,760
	China Zirconium, Ltd.	29,200	11,419
*	Chinese People Holdings Co., Ltd.	390,000	5,028
#	Chong Hing Bank, Ltd.	57,000	71,619
	Chow Sang Sang Holdings	274,000	122,134
	Chu Kong Shipping Development	196,000	17,648
	Chuang’s China Investments, Ltd.	299,000	2,728
	Chuang’s Consortium International, Ltd.	346,340	9,283
	Chun Wo Development Holdings, Ltd.	242,000	7,851
	Chung Tai Printing Holdings, Ltd.	2,040,000	12,098
*	CITIC International Financial Holdings, Ltd.	193,000	122,025
	City Telecom, Ltd. ADR	5,412	10,662
*	Clear Media, Ltd.	64,000	11,572
	CLP Holdings, Ltd.	82,500	556,377
* #	Coastal Greenland, Ltd.	1,056,000	27,522
	COL Capital, Ltd.	64,000	6,199
	Coslight Technology International Group, Ltd.	128,000	56,589
	Cosmos Machinery Enterprises, Ltd.	250,000	8,420
	Cross-Harbour Holdings, Ltd.	34,000	25,621
*	Culturecom Holdings, Ltd.	3,798,000	10,295
	Dah Sing Banking Group, Ltd.	159,366	88,836
	Dah Sing Financial Holdings, Ltd.	67,600	163,991
	Daisho Microline Holdings, Ltd.	152,000	6,129
*	Dan Form Holdings Co., Ltd.	329,000	12,815
	Daphne International Holdings, Ltd.	150,000	30,185
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	25,476

34

	Dickson Concepts International, Ltd.	119,000	26,376
#	DVN Holdings, Ltd.	177,000	3,358
	Dynamic Holdings, Ltd.	28,000	3,060
	Eagle Nice (International) Holdings, Ltd.	162,000	13,051
*	Easyknit Enterprises Holdings, Ltd.	2,400	94
	EcoGreen Fine Chemical Group	92,000	9,973
*	Eforce Holdings, Ltd.	60,000	681
*	EganaGoldpfeil Holdings, Ltd.	209,588	17,849
	Emperor Capital Group, Ltd.	22,800	440
	Emperor Entertainment Hotel, Ltd.	310,000	12,662
	Emperor International Holdings, Ltd.	428,000	35,876
*	ENM Holdings, Ltd.	328,000	4,741
	Esprit Holdings, Ltd.	59,400	337,517
* #	eSun Holdings, Ltd.	171,000	5,815
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,213
	Fairwood Holdings, Ltd.	35,000	26,372
#	Far East Consortium	529,250	58,394
	First Natural Foods Holdings, Ltd.	225,000	13,176
	First Pacific Co., Ltd.	744,000	300,574
	Fong’s Industries Co., Ltd.	64,000	11,577
*	Foundation Group, Ltd.	650,000	6,781
	Fountain Set Holdings, Ltd.	262,000	8,160
* #	Foxconn International Holdings, Ltd.	1,013,000	372,741
*	Frasers Property China, Ltd.	1,240,000	13,173
#	Fubon Bank Hong Kong, Ltd.	160,000	32,570
	Fujikon Industrial Holdings, Ltd.	128,000	15,390
* #	Galaxy Entertainment Group, Ltd.	957,000	70,669
*	Genesis Energy Holdings, Ltd.	1,325,000	9,174
#	Get Nice Holdings, Ltd.	954,000	23,779
	Giordano International, Ltd.	604,000	108,308
*	Global Green Tech Group, Ltd.	246,000	11,162
	Glorious Sun Enterprises, Ltd.	122,000	27,196
	Golden Resorts Group, Ltd.	1,662,000	23,168
	Golden Resources Development International, Ltd.	330,000	9,236
	Goldlion Holdings, Ltd.	239,000	26,498
	Grande Holdings, Ltd.	54,000	6,627
	Great Eagle Holdings, Ltd.	165,011	189,434
	Guangnan Holdings, Ltd.	146,000	11,293
	Hang Fung Gold Technology, Ltd.	250,000	20,968
	Hang Lung Group, Ltd.	472,000	1,518,884
	Hang Lung Properties, Ltd.	444,000	1,084,911
	Hang Seng Bank, Ltd.	24,100	300,707
*	Hans Energy Co., Ltd.	232,000	5,867
	Harbour Centre Development, Ltd.	24,000	18,400
	Henderson Investment, Ltd.	477,000	22,395
	Henderson Land Development Co., Ltd.	328,692	1,188,679
*	Heng Tai Consumables Group, Ltd.	320,000	16,138
* #	Hi Sun Technology (China), Ltd.	438,000	33,145
#	HKR International, Ltd.	434,133	106,531
	Hon Kwok Land Investment Co., Ltd.	118,000	17,765
	Hong Kong and China Gas Co., Ltd.	200,390	353,044
#	Hong Kong and Shanghai Hotels, Ltd.	209,581	197,957

35

	Hong Kong Electric Holdings, Ltd.	106,000	571,328
#	Hong Kong Exchanges & Clearing, Ltd.	47,600	482,703
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	8,586
	Hongkong Chinese, Ltd.	475,700	35,724
	Hop Fung Group Holdings, Ltd.	30,000	1,741
#	Hopewell Highway Infrastructure, Ltd.	207,000	135,524
	Hopewell Holdings, Ltd.	356,000	1,106,834
	Hsin Chong Construction Group, Ltd.	280,000	18,845
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	12,823
	Huabao International Holdings, Ltd.	125,000	80,666
	Huafeng Group Holdings, Ltd.	583,800	8,923
	Hung Hing Printing Group, Ltd.	64,524	7,934
	Hutchison Harbour Ring, Ltd.	2,818,000	179,757
*	Hutchison Telecommunications International, Ltd.	363,000	392,167
	Hutchison Whampoa, Ltd.	370,000	1,999,432
	Hysan Development Co., Ltd.	55,605	87,192
	I.T., Ltd.	316,000	14,628
	I-Cable Communications, Ltd.	85,000	4,957
*	IDT International, Ltd.	612,000	9,005
*	Imagi International Holdings, Ltd.	64,000	2,684
	Industrial & Commercial Bank of China (Asia), Ltd.	142,890	150,571
	Integrated Distribution Services Group, Ltd.	21,000	17,860
*	Interchina Holdings Co., Ltd.	3,390,000	6,736
	IPE Group, Ltd.	325,000	14,038
	ITC Corp., Ltd.	431,131	3,268
*	ITC Properties Group, Ltd.	1,660,000	8,568
	Jinhui Holdings Co., Ltd.	86,000	6,478
#	Johnson Electric Holdings, Ltd.	1,154,500	239,880
#	K Wah International Holdings, Ltd.	563,882	68,780
*	Kai Yuan Holdings, Ltd.	2,080,000	28,354
	Kantone Holdings, Ltd.	523,316	10,919
*	Karl Thomson Holdings, Ltd.	180,000	8,284
	Keck Seng Investments	126,000	30,048
	Kerry Properties, Ltd.	226,583	569,187
	Kin Yat Holdings, Ltd.	148,000	15,651
	Kingboard Chemical Holdings, Ltd.	304,500	607,845
#	Kingboard Laminates Holdings, Ltd.	304,500	74,578
#	Kowloon Development Co., Ltd.	213,000	72,234
	Lai Fung Holdings, Ltd.	2,292,000	16,964
*	Lai Sun Development Co., Ltd.	2,373,000	10,695
*	Lai Sun Garment International, Ltd.	432,000	10,571
	Le Saunda Holdings, Ltd.	200,000	13,250
#	Lee & Man Paper Manufacturing, Ltd.	245,600	80,290
	Lerado Group Holding Co.	408,000	22,314
	Li & Fung, Ltd.	131,600	264,123
	Lifestyle International Holdings, Ltd.	151,000	100,792
	Lippo, Ltd.	130,000	44,269
	Liu Chong Hing Investment, Ltd.	76,000	29,154
	Luen Thai Holdings, Ltd.	230,000	13,713
	Luk Fook Holdings (International), Ltd.	110,000	25,926
#	Luks Industrial Group, Ltd.	110,000	25,262
*	Lung Cheong International Holdings, Ltd.	1,224,000	10,900

36

	Lung Kee (Bermuda) Holdings, Ltd.	168,000	53,903
* #	Macau Success, Ltd.	260,000	10,204
	Magnificent Estates, Ltd.	2,312,000	24,696
	Man Yue International Holdings, Ltd.	220,000	16,340
*	Matsunichi Communications Holdings, Ltd.	192,000	89,948
#	Melco International Development, Ltd.	1,887,000	338,035
#	Midland Holdings, Ltd.	278,000	115,708
	Miramar Hotel & Investment	87,000	53,992
* #	Mongolia Energy Corp., Ltd.	731,000	313,561
#	MTR Corp., Ltd.	347,489	770,012
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	15,225
*	Nan Hai Corp., Ltd.	4,300,000	22,029
	Nanyang Holdings	4,000	4,345
	Natural Beauty Bio-Technology, Ltd.	370,000	50,632
*	Neptune Group, Ltd.	300,000	1,355
*	New Century Group Hong Kong, Ltd.	487,200	5,972
#	New World China Land, Ltd.	706,800	121,043
#	New World Development Co., Ltd.	1,302,496	1,084,242
	Next Media, Ltd.	270,000	45,958
	Norstar Founders Group, Ltd.	280,000	33,694
	NWS Holdings, Ltd.	291,986	304,797
	Oriental Press Group	536,000	47,629
	Oriental Watch Holdings	132,000	16,189
	Pacific Andes International Holdings, Ltd.	490,233	30,830
	Pacific Basin Shipping, Ltd.	473,000	253,267
*	Pacific Century Premium Developments, Ltd.	579,000	134,105
	Paliburg Holdings, Ltd.	270,790	19,217
	PCCW, Ltd.	375,000	140,322
	PCCW, Ltd. Sponsored ADR	7,400	30,710
#	Peace Mark Holdings, Ltd.	308,000	59,613
	Pico Far East Holdings, Ltd.	414,000	26,609
	Playmates Holdings, Ltd.	45,400	6,913
* #	Playmates Toys, Ltd.	45,400	241
*	PME Group, Ltd.	250,000	2,478
*	Pokphand (C.P.) Co., Ltd.	1,200,000	23,409
#	Ports Design, Ltd.	61,500	71,499
	Public Financial Holdings, Ltd.	204,000	74,084
	PYI Corp., Ltd.	433,990	14,021
	Raymond Industrial, Ltd.	77,000	5,021
#	Regal Hotels International Holdings, Ltd.	545,400	101,338
	Road King Infrastructure, Ltd.	99,000	28,788
	Sa Sa International Holdings, Ltd.	224,000	34,212
	Samson Paper Holdings, Ltd.	214,000	11,149
	Sea Holdings, Ltd.	126,000	52,388
*	Shanghai Allied Cement, Ltd.	96,000	1,902
* #	Shanghai Zenghai Property, Ltd.	2,525,000	30,549
	Shangri-La Asia, Ltd.	600,000	849,498
	Shaw Brothers Hong Kong, Ltd.	57,000	61,895
#	Shell Electric Manufacturing Co., Ltd.	82,000	19,045
	Shenyin Wanguo, Ltd.	195,000	61,842
	Shui On Construction & Materials, Ltd.	100,000	66,698
	Shun Tak Holdings, Ltd.	666,000	132,742

37

	Silver Grant International	186,000	12,490
#	Singamas Container Holdings, Ltd.	214,000	21,792
*	Sino Gas Group, Ltd.	480,000	7,312
	Sino Land Co., Ltd.	470,737	413,863
*	Sino-i Technology, Ltd.	3,520,000	19,977
*	Skyfame Realty Holdings, Ltd.	240,000	10,374
	Smartone Telecommunications Holdings, Ltd.	152,000	118,877
#	Solomon Systech International, Ltd.	1,154,000	17,743
	Starlight International Holdings	157,500	3,077
	Stelux Holdings International, Ltd.	359,000	18,093
#	Sun Hung Kai & Co., Ltd.	338,000	143,710
	Sun Hung Kai Properties, Ltd.	232,000	2,032,576
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	10,529
	Symphony Holdings, Ltd.	682,000	15,400
	Synergis Holdings, Ltd.	62,440	12,246
* #	Tack Fat Group	552,000	28,490
	Tai Cheung Holdings	173,000	48,975
	Tai Fook Securities Group, Ltd.	168,776	20,894
*	Tak Shun Technology Group, Ltd.	8,210,000	24,893
	Tak Sing Alliance Holdings	186,000	9,372
	Tan Chong International, Ltd.	324,000	52,258
*	TCC International Holdings, Ltd.	170,720	21,119
#	Techtronic Industries Co., Ltd.	845,000	320,057
	Television Broadcasts, Ltd.	70,000	194,673
	Texhong Textile Group, Ltd.	168,000	7,993
	Texwinca Holdings, Ltd.	184,000	85,992
*	Titan Petrochemicals Group, Ltd.	1,160,000	18,888
	Tongda Group Holdings, Ltd.	1,100,000	8,834
	Top Form International, Ltd.	178,000	4,921
	Transport International Holdings, Ltd.	97,200	234,072
#	Truly International Holdings	108,000	46,968
	Tungtex (Holdings) Co., Ltd.	174,000	25,096
*	United Power Investment, Ltd.	804,000	11,295
*	U-Right International Holdings, Ltd.	1,502,000	2,713
	USI Holdings, Ltd.	182,000	21,447
	Varitronix International, Ltd.	114,000	24,292
	Vedan International (Holdings), Ltd.	468,000	14,048
	Victory City International Holdings	284,008	36,316
	Vitasoy International Holdings, Ltd.	264,000	95,962
* #	VODone, Ltd.	752,000	9,661
*	Vongroup, Ltd.	990,000	11,969
*	VST Holdings, Ltd.	422,000	22,901
	Vtech Holdings, Ltd.	45,000	167,612
	Wai Kee Holdings, Ltd.	92,000	5,848
	Wang On Group, Ltd.	1,680,000	5,335
	Wharf Holdings, Ltd.	424,750	847,470
	Wheelock and Co., Ltd.	499,000	747,527
#	Wheelock Properties, Ltd.	560,000	189,875
*	Willie International Holdings, Ltd.	3,004,960	16,464
	Wing Hang Bank, Ltd.	43,500	204,071
	Wing Lung Bank, Ltd.	48,800	966,549
	Wing On Co. International, Ltd.	63,000	65,547

38

	Wong’s Kong King International (Holdings), Ltd.	110,000	10,051
*	Wonson International Holdings, Ltd.	2,000,000	7,002
#	Xinyi Glass Holding Co., Ltd.	372,000	106,904
	Yau Lee Holdings, Ltd.	218,000	14,985
	Yip’s Chemical Holdings, Ltd.	124,000	31,062
#	Yue Yuen Industrial (Holdings), Ltd.	296,000	592,042
	Yugang International, Ltd.	1,294,000	5,691
TOTAL COMMON STOCKS			36,041,691

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	322,140	—
*	Golden Resorts Group, Ltd. Rights 06/10/10	332,400	429
*	ITC Corp., Ltd. Warrants 11/04/09	86,226	—
*	ITC Properties Group, Ltd. Warrants 02/04/10	332,000	428
*	Kantone Holdings, Ltd. Warrants 01/08/09	90,300	116
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
*	PYI Corp., Ltd. Warrants 09/25/09	72,331	187
*	Samson Paper Holdings, Ltd. Rights 11/12/08	71,333	—
TOTAL RIGHTS/WARRANTS			1,160

TOTAL — HONG KONG			36,042,851

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Abbey P.L.C.	2,280	8,976
*	Aer Lingus Group P.L.C.	107,463	147,599
#	Allied Irish Banks P.L.C. Sponsored ADR	198,932	2,058,946
	Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	538,844
*	Anglo Irish Bank Corp. P.L.C. (B076LH4)	34,503	110,745
*	Aryzta AG	21,330	760,397
	Bank of Ireland P.L.C.	31,102	92,018
#	Bank of Ireland P.L.C. Sponsored ADR	125,124	1,519,005
*	BlackRock International Land P.L.C.	9,347	1,200
	C&C Group P.L.C. (B010DT8)	23,058	33,595
	C&C Group P.L.C. (B011Y09)	113,284	164,783
	CRH P.L.C.	31,716	703,173
#	CRH P.L.C. Sponsored ADR	89,254	1,888,615
	DCC P.L.C. (0242493)	25,457	397,512
*	DCC P.L.C. (4189477)	8,298	129,338
*	Dragon Oil P.L.C.	78,269	203,117
*	Elan Corp. P.L.C.	11,725	88,537
*	Elan Corp. P.L.C. Sponsored ADR	117,900	899,577
	FBD Holdings P.L.C.	11,309	164,509
	Fyffes P.L.C.	123,538	41,884
	Glanbia P.L.C.	43,252	159,393
	Grafton Group P.L.C.	97,794	292,446
	Greencore Group P.L.C.	63,639	98,238
	IFG Group P.L.C.	12,005	14,219
	Independent News & Media P.L.C. (0461481)	68,457	56,084
	Independent News & Media P.L.C. (4699103)	21,719	17,721

39

	Irish Continental Group P.L.C.	12,414	245,804
	Irish Life & Permanent P.L.C.	206,055	721,963
*	Kenmare Resources P.L.C.	162,347	37,588
	Kerry Group P.L.C.	40,108	898,956
	Kingspan Group P.L.C. (0492793)	19,320	111,158
	Kingspan Group P.L.C. (4491235)	19,111	109,851
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	94,047	29,056
	Paddy Power P.L.C. (0258810)	7,672	131,314
	Paddy Power P.L.C. (4828974)	1,687	28,763
	Readymix P.L.C.	8,287	4,822
	Smurfit Kappa Group P.L.C.	10,000	17,848
	Total Produce P.L.C.	9,347	3,626
	United Drug P.L.C. (3302480)	67,940	264,664
*	United Drug P.L.C. (3335969)	26,970	104,797
*	Waterford Wedgwood P.L.C.	303,747	391
TOTAL COMMON STOCKS			13,301,072

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—

TOTAL — IRELAND			13,301,072

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
* #	A.S. Roma SpA	21,318	16,329
	ACEA SpA	33,267	433,777
	Acegas-APS SpA	11,567	79,723
#	Actelios SpA	326,728	1,515,795
* #	Aedes SpA	15,702	10,386
	AEM SpA	290,306	529,118
	Alleanza Assicurazioni SpA	110,962	739,733
#	Amplifon SpA	21,418	33,411
*	Ansaldo STS SpA	3,631	46,516
*	Antichi Pellettieri SpA	1,703	8,692
	Assicurazioni Generali SpA	66,912	1,689,786
	Astaldi SpA	20,902	89,537
	Atlantia SpA	5,858	107,224
#	Autogrill SpA	17,281	138,101
#	Azimut Holding SpA	27,663	158,779
* #	Banca Carige SpA	385,560	824,245
#	Banca Finnat Euramerica SpA	48,133	33,750
#	Banca Generali SpA	3,496	15,912
	Banca Ifis SpA	3,639	30,840
#	Banca Intermobiliare SpA	330,957	1,270,951
*	Banca Italease SpA	54,907	267,024
#	Banca Monte Dei Paschi di Siena SpA	903,831	1,754,759
	Banca Piccolo Credito Valtellinese Scarl SpA	118,384	894,502
	Banca Popolare dell’Etruria e del Lazio Scarl	430,153	2,821,516
	Banca Popolare di Milano Scarl	290,817	1,702,015
	Banca Profilo SpA	12,834	9,787

40

	Banco di Desio e della Brianza SpA	19,766	114,618
	Banco Popolare Scarl	345,638	4,311,819
#	Beghelli SpA	52,121	35,587
	Benetton Group SpA	27,901	196,714
	Benetton Group SpA Sponsored ADR	3,400	45,730
	Biesse SpA	3,460	22,286
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	18,393
	Brembo SpA	12,137	90,070
	Bulgari SpA	24,528	183,445
	Buzzi Unicem SpA	32,548	395,522
	C.I.R. SpA - Compagnie Industriali Riunite	256,808	275,874
#	Caltagirone Editore SpA	193,817	573,290
	Caltagirone SpA	11,797	43,997
	Carraro SpA	6,094	22,890
	Cembre SpA	4,534	18,885
	Cementir SpA	34,205	107,358
	Centrale del Latte di Torino & Co. SpA	5,071	14,557
	Class Editore SpA	14,430	13,640
	Credito Artigiano SpA	28,305	76,680
	Credito Bergamasco SpA	7,858	232,749
	Credito Emiliano SpA	48,420	309,941
	Danieli & Co. SpA	6,865	85,558
	Davide Campari - Milano SpA	56,330	393,184
	De Longhi SpA	19,764	47,654
*	Digital Multimedia Technologies SpA	1,520	34,659
*	EEMS Italia SpA	16,551	28,374
*	Elica SpA	18,438	27,432
#	Emak SpA	5,067	25,494
	Enel SpA	257,996	1,726,060
	Eni SpA	2,426	57,904
	Eni SpA Sponsored ADR	109,650	5,268,683
	ERG SpA	30,428	406,814
	Ergo Previdenza SpA	12,748	71,082
*	ErgyCapital SpA	363	230
	Esprinet SpA	2,155	7,183
*	Eurotech SpA	13,359	54,613
* #	Fastweb SpA	6,083	108,227
	Fiat SpA	143,271	1,136,839
	Fiat SpA Sponsored ADR	8,900	69,865
*	Fiera Milano SpA	2,610	16,434
	Finmeccanica SpA	155,621	1,930,045
	Fondiaria - Sai SpA	43,461	816,493
* #	Gemina SpA	401,641	233,616
	Geox SpA	12,816	94,624
	Gewiss SpA	8,038	32,470
	Granitifiandre SpA	4,023	19,168
	Gruppo Ceramiche Ricchetti SpA	13,234	19,897
*	Gruppo Coin SpA	11,546	27,375
#	Gruppo Editoriale L’Espresso SpA	64,105	95,611
	Hera SpA	219,280	483,433
	Immsi SpA	125,469	111,728
* #	Impregilo SpA	94,656	251,880

41

	Indesit Co. SpA	13,302	108,376
	Industria Macchine Automatique SpA	2,112	39,926
	Intek SpA	131,068	63,864
	Interpump Group SpA	7,699	43,809
	Intesa Sanpaolo SpA	1,218,119	4,458,186
	Intesa Sanpaolo SpA Sponsored ADR	13,817	301,901
	Iride SpA	105,173	163,856
*	Isagro SpA	4,547	16,247
#	Italcementi SpA	50,447	587,971
	Italmobiliare SpA	5,314	218,270
*	Juventus Football Club SpA	428,979	418,373
	KME Group SpA	69,566	43,455
	Lottomatica SpA	24,899	581,341
	Luxottica Group SpA	1,585	32,031
	Luxottica Group SpA Sponsored ADR	7,700	154,770
#	Mariella Burani SpA	11	146
	Marr SpA	9,000	48,638
	Mediaset SpA	124,234	674,962
	Mediobanca SpA	119,153	1,360,344
#	Mediolanum SpA	49,569	194,362
	Meliorbanca SpA	21,170	77,371
	Milano Assicurazioni SpA	150,149	490,865
	Mirato SpA	4,604	30,146
	Mondadori (Arnoldo) Editore SpA	40,387	142,084
*	Montefibre SpA	52,254	18,151
*	Nice SpA	2,279	7,669
#	PanariaGroup Industrie Ceramiche SpA	6,725	19,677
	Parmalat SpA	853,548	1,498,640
	Permasteelisa SpA	4,163	60,588
* #	Piaggio & C SpA	59,608	106,602
* #	Pininfarina SpA	3,278	14,578
#	Pirelli & C.Real Estate SpA	7,825	55,508
	Pirelli & Co. SpA	1,948,179	686,888
#	Premafin Finanziaria SpA	123,720	220,136
*	Prysmian SpA	21,126	256,281
	Recordati SpA	24,331	114,997
*	Reno de Medici SpA	75,191	16,165
* #	Risanamento Napoli SpA	15,429	8,547
#	Sabaf SpA	1,075	22,158
	SAES Getters SpA	1,863	19,372
#	Safilo Group SpA	77,274	76,038
	Saipem SpA	17,179	322,897
	Saras SpA	85,072	299,323
	SAVE SpA	100,189	591,678
* #	Seat Pagine Gialle SpA	467,000	40,973
* #	Snai SpA	19,783	59,105
	Snam Rete Gas SpA	64,281	325,400
*	Snia SpA	59,435	15,292
*	Societa Iniziative Autostradali e Servizi SpA	27,526	179,036
* #	Societa Partecipazioni Finanziarie SpA	1,067,464	245,783
	Societe Cattolica di Assicurazoni Scrl SpA	23,175	848,265
*	Socotherm SpA	3,685	10,515

42

	Sogefi SpA	15,823	25,844
	Sol SpA	10,929	39,403
*	Sorin SpA	165,120	114,417
*	Stefanel SpA	35,451	18,589
* #	Telecom Italia Media SpA	6,457,200	800,124
	Telecom Italia SpA	17,080	19,621
	Telecom Italia SpA Sponsored ADR	274,300	3,127,020
	Terna SpA	278,117	896,964
* #	Tiscali SpA	76,161	66,820
#	Tod’s SpA	3,731	155,757
#	Trevi Finanziaria SpA	4,872	56,610
	UniCredito Italiano SpA	2,105,907	5,155,308
	Unione di Banche Italiane ScpA	221,809	3,741,946
	Unipol Gruppo Finanziario SpA	340,710	604,482
	Vianini Lavori SpA	11,628	69,287
	Vittoria Assicurazioni SpA	4,874	57,070
TOTAL COMMON STOCKS			67,349,700

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	11,090	848

TOTAL — ITALY			67,350,548

JAPAN — (18.8%)
COMMON STOCKS — (18.8%)
#	A&A Material Corp.	12,000	8,200
* #	ABILIT Corp.	8,900	11,724
	Achilles Corp.	97,000	129,073
	Adeka Corp.	47,400	299,572
#	Aderans Holdings Co., Ltd.	16,900	164,939
#	Advan Co., Ltd.	9,800	40,574
	Advantest Corp.	3,200	45,978
#	Advantest Corp. ADR	10,000	143,600
#	AEON Co., Ltd.	200,400	1,921,649
	Aeon Delight Co., Ltd.	2,600	64,050
	Aeon Fantasy Co., Ltd.	4,500	32,838
	Aeon Mall Co., Ltd.	6,800	167,864
	Ahresty Corp.	9,400	51,008
#	Ai Holdings Corp.	19,600	58,922
	Aica Kogyo Co., Ltd.	33,600	298,275
	Aichi Corp.	17,300	62,200
	Aichi Machine Industry Co., Ltd.	42,000	83,145
#	Aichi Steel Corp.	62,000	215,785
	Aida Engineering, Ltd.	35,000	128,122
	Aigan Co., Ltd.	8,800	53,666
	Aioi Insurance Co., Ltd.	317,000	1,301,664
#	Aiphone Co., Ltd.	9,800	155,923
	Air Water, Inc.	50,000	470,765
	Airport Facilities Co., Ltd.	25,600	138,714
	Aisan Industry Co., Ltd.	15,800	100,910
	Aisin Seiki Co., Ltd.	62,300	1,102,430

43

	Ajinomoto Co., Inc.	216,000	1,865,029
#	Akebono Brake Industry Co., Ltd.	24,500	144,236
	Alfresa Holdings Corp.	10,900	474,118
	All Nippon Airways Co., Ltd.	57,000	217,683
*	Allied Telesis Holdings K.K.	71,100	28,604
	Aloka Co., Ltd.	12,100	99,881
#	Alpha Corp.	3,500	21,046
	Alpha Systems, Inc.	5,500	107,543
#	Alpine Electronics, Inc.	25,000	219,922
	Alps Electric Co., Ltd.	98,600	542,419
	Alps Logistics Co., Ltd.	7,100	72,784
	Altech Co., Ltd.	6,200	11,445
#	Altech Corp.	2,600	23,258
	Amada Co., Ltd.	214,000	982,750
	Amano Corp.	36,100	241,580
#	Amiyaki Tei Co., Ltd.	13	17,918
#	Amuse, Inc.	5,000	52,445
	Ando Corp.	38,000	53,739
#	Anest Iwata Corp.	17,000	61,733
#	Anritsu Corp.	61,000	148,640
	AOC Holdings, Inc.	20,100	113,130
	AOI Advertising Promotion, Inc.	5,500	23,063
	AOI Electronics Co., Ltd.	1,400	8,958
	AOKI Holdings, Inc.	11,700	118,626
* #	AOMI Construction Co., Ltd.	45,000	13,541
	Aoyama Trading Co., Ltd.	32,100	375,302
*	Aozora Bank, Ltd.	384,000	320,645
	Arakawa Chemical Industries, Ltd.	10,800	98,499
	Araya Industrial Co., Ltd.	18,000	28,876
#	Arealink Co., Ltd.	290	8,043
#	Ariake Japan Co., Ltd.	11,500	187,484
#	Arisawa Manufacturing Co., Ltd.	19,400	64,950
	Aronkasei Co., Ltd.	18,000	61,359
#	ART Corp.	5,300	40,967
	As One Corp.	5,390	107,251
	Asahi Breweries, Ltd.	71,800	1,185,146
	Asahi Diamond Industrial Co., Ltd.	34,000	159,356
	Asahi Glass Co., Ltd.	93,000	584,391
	Asahi Kasei Corp.	390,000	1,466,951
	Asahi Kogyosha Co., Ltd.	14,000	39,911
	Asahi Organic Chemicals Industry Co., Ltd.	47,000	133,907
#	Asahi Pretec Corp.	2,400	22,403
*	Asahi Tec Corp.	104,000	42,332
*	Asanuma Corp.	11,000	6,241
#	Asatsu-Dk, Inc.	15,500	343,099
	Ashimori Industry Co., Ltd.	38,000	49,275
	Asics Corp.	20,000	125,314
	ASKA Pharmaceutical Co., Ltd.	17,000	126,327
	Astellas Pharma, Inc.	18,600	749,185
	Asti Corp.	4,000	8,198
	Asunaro Aoki Construction Co., Ltd.	23,500	105,426
	Atom Corp.	2,600	8,104

44

	Atsugi Co., Ltd.	86,000	91,524
	Autobacs Seven Co., Ltd.	17,400	369,483
#	Avex Group Holdings, Inc.	8,500	66,784
	Azel Corp.	23,000	4,298
	Bando Chemical Industries, Ltd.	45,000	108,783
	Bank of the Ryukyus, Ltd.	22,300	187,855
	Bank of Yokohama, Ltd.	312,000	1,513,350
#	Belluna Co., Ltd.	14,950	40,734
	Benesse Corp.	18,400	772,816
#	Best Denki Co., Ltd.	34,000	100,082
	Bidec Servo Corp.	6,000	33,331
#	Bookoff Corp.	6,200	41,714
	Bridgestone Corp.	107,000	1,870,680
	Brother Industries, Ltd.	101,500	692,427
	Bunka Shutter Co., Ltd.	36,000	136,571
#	CAC Corp.	9,200	73,787
	Calsonic Kansei Corp.	85,000	147,246
	Canon Electronics, Inc.	6,200	92,853
	Canon Finetech, Inc.	15,200	148,894
	Canon Marketing Japan, Inc.	38,200	639,054
	Canon, Inc. Sponsored ADR	24,650	844,755
#	Capcom Co., Ltd.	5,800	129,304
* #	Carchs Holdings Co., Ltd.	21,500	6,684
#	Casio Computer Co., Ltd.	91,900	590,280
	Cawachi, Ltd.	8,400	133,315
#	Central Finance Co., Ltd.	47,000	71,191
	Central Glass Co., Ltd.	98,000	310,675
	Central Japan Railway Co.	41	336,797
	Central Security Patrols Co., Ltd.	3,100	24,687
#	Century Leasing System, Inc.	16,400	107,515
	CFS Corp.	12,000	76,713
	Chino Corp.	24,000	52,276
#	Chiyoda Co., Ltd.	15,500	205,853
	Chiyoda Corp.	40,000	230,434
#	Chofu Seisakusho Co., Ltd.	12,300	268,677
*	Chori Co., Ltd.	69,000	70,938
	Chubu Electric Power Co., Ltd.	25,000	654,627
	Chubu Shiryo Co., Ltd.	10,000	53,099
#	Chudenko Corp.	16,600	249,128
	Chuetsu Pulp and Paper Co., Ltd.	45,000	73,791
*	Chugai Mining Co., Ltd.	85,000	26,451
	Chugai Pharmaceutical Co., Ltd.	19,800	281,596
	Chugai Ro Co., Ltd.	31,000	85,662
#	Chugoku Marine Paints, Ltd.	30,000	152,713
	Chuo Denki Kogyo Co., Ltd.	7,000	50,570
	Chuo Mitsui Trust Holdings, Inc.	232,000	915,331
	Chuo Spring Co., Ltd.	16,000	50,607
#	Circle K Sunkus Co., Ltd.	25,300	430,137
	Citizen Holdings Co., Ltd.	158,400	876,442
#	CKD Corp.	33,900	113,339
#	Clarion Co., Ltd.	103,000	75,200
#	Cleanup Corp.	10,000	33,098

45

#	CMK Corp.	24,000	77,602
	Coca-Cola Central Japan Co., Ltd.	27	176,683
	Coca-Cola West Japan Co., Ltd.	31,202	625,786
*	cocokara fine HOLDINGS, Inc.	1,320	14,324
#	Colowide Co., Ltd.	3,500	17,860
* #	Columbia Music Entertainment, Inc.	23,000	7,909
	Commuture Corp.	17,000	82,379
	Computer Engineering & Consulting, Ltd.	6,600	48,857
	Comsys Holdings Corp.	67,000	478,957
#	Co-Op Chemical Co., Ltd.	23,000	43,071
	Core Corp.	6,100	33,409
	Corona Corp.	13,800	118,336
#	Cosel Co., Ltd.	8,300	68,955
	Cosmo Oil Co., Ltd.	321,000	682,853
	Create Medic Co., Ltd.	3,000	24,828
	Credit Saison Co., Ltd.	89,600	950,880
#	Creed Corp.	73	11,827
	Cross Plus, Inc.	2,000	19,701
#	CSK Holdings Corp.	41,106	343,567
	CTI Engineering Co., Ltd.	4,600	28,846
#	Culture Convenience Club Co., Ltd.	29,700	196,746
#	Cybozu, Inc.	20	3,901
	Dai Nippon Printing Co., Ltd.	195,000	2,303,953
	Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	703,171
	Dai Nippon Toryo, Ltd.	53,000	51,473
	Daibiru Corp.	9,000	74,825
	Daicel Chemical Industries, Ltd.	163,000	587,713
	Dai-Dan Co., Ltd.	20,000	85,043
	Daido Kogyo Co., Ltd.	11,000	18,021
#	Daido Metal Co., Ltd.	19,000	43,159
	Daido Steel Co., Ltd.	138,000	437,396
#	Daidoh, Ltd.	13,300	152,700
	Daifuku Co., Ltd.	45,000	242,094
	Daihatsu Motor Co., Ltd.	98,000	725,585
	Daihen Corp.	54,000	125,894
	Daiho Corp.	49,000	31,519
#	Daiichi Chuo Kisen Kaisha	25,000	80,726
#	Daiichi Jitsugyo Co., Ltd.	25,000	71,424
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	20,074
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	30,816
	Daiichi Sankyo Co, Ltd.	19,600	401,896
#	Daiken Corp.	50,000	96,965
#	Daiki Aluminium Industry Co., Ltd.	21,000	37,184
	Daikin Industries, Ltd.	22,000	494,834
#	Daiko Clearing Services Corp.	9,000	67,164
	Daikoku Denki Co., Ltd.	5,500	56,468
#	Daikyo, Inc.	119,392	125,415
#	Daimei Telecom Engineering Corp.	22,000	155,225
	Dainichi Co., Ltd.	8,100	48,148
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	44,000	124,364
	Dainippon Ink & Chemicals, Inc.	345,000	557,645
#	Dainippon Screen Manufacturing Co., Ltd.	124,000	264,380

46

#	Daio Paper Corp.	48,000	362,392
#	Daiseki Co., Ltd.	2,925	66,619
#	Daiso Co., Ltd.	36,000	94,681
*	Daisue Construction Co., Ltd.	70,000	23,293
	Daisyo Corp.	11,800	149,004
	Daito Trust Construction Co., Ltd.	6,900	291,076
	Daiwa House Industry Co., Ltd.	160,000	1,422,387
	Daiwa Industries, Ltd.	15,000	40,080
	Daiwa Securities Co., Ltd.	237,000	1,339,886
#	Daiwa Seiko, Inc.	27,000	38,137
#	Daiwabo Co., Ltd.	65,000	144,207
	DC Co., Ltd.	17,700	42,478
#	DCM Japan Holdings Co., Ltd.	45,580	334,062
	Denki Kagaku Kogyo Kabushiki Kaisha	281,000	622,541
	Denki Kogyo Co., Ltd.	30,000	182,273
	Denso Corp.	75,900	1,479,335
#	Dentsu, Inc.	532	872,925
	Denyo Co., Ltd.	13,400	84,193
#	Descente, Ltd.	22,000	87,030
	Dijet Industrial Co., Ltd.	13,000	24,521
#	Disco Corp.	5,800	139,008
	DMW Corp.	900	13,682
#	Don Quijote Co., Ltd.	14,200	257,497
	Doshisha Co., Ltd.	6,000	66,652
#	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	194,918
	Dowa Holdings Co., Ltd.	106,000	319,482
*	Dream Incubator, Inc.	25	16,991
	DTS Corp.	9,000	74,537
#	Dwango Co., Ltd.	46	47,651
#	DyDo Drinco, Inc.	5,700	136,815
	Dynic Corp.	12,000	15,523
#	eAccess, Ltd.	211	98,138
#	Eagle Industry Co., Ltd.	12,000	39,394
	East Japan Railway Co.	84	597,744
#	Ebara Corp.	217,000	432,567
	Echo Trading Co., Ltd.	3,000	19,708
#	Edion Corp.	44,600	303,193
	Eiken Chemical Co., Ltd.	10,000	60,861
	Eisai Co., Ltd.	11,500	373,115
#	Eizo Nanao Corp.	7,800	124,065
	Electric Power Development Co., Ltd.	9,100	270,933
	Elna Co., Ltd.	12,000	17,217
* #	Elpida Memory, Inc.	61,700	328,941
#	Enplas Corp.	7,700	62,030
* #	Enshu, Ltd.	37,000	27,915
	Ensuiko Sugar Refining Co., Ltd.	11,000	18,338
#	Epson Toyocom Corp.	41,000	73,588
	ESPEC Corp.	11,000	70,873
	Exedy Corp.	15,800	226,370
#	Ezaki Glico Co., Ltd.	45,000	451,331
	FALCO biosystems, Ltd.	4,000	26,393
	FamilyMart Co., Ltd.	19,500	772,573

47

#	Fancl Corp.	16,800	210,634
	Fanuc, Ltd.	5,200	346,469
	Fast Retailing Co., Ltd.	2,800	298,503
* #	FDK Corp.	39,000	32,979
	Foster Electric Co., Ltd.	7,000	75,028
#	FP Corp.	6,100	214,107
	France Bed Holdings Co., Ltd.	66,000	72,875
#	Fudo Tetra Corp.	88,400	45,771
	Fuji Co., Ltd.	8,200	138,774
	Fuji Corp., Ltd.	19,200	43,354
	Fuji Electric Holdings Co., Ltd.	327,000	477,107
	Fuji Heavy Industries, Ltd.	329,000	1,157,314
#	Fuji Kiko Co., Ltd.	11,000	12,847
#	Fuji Kyuko Co., Ltd.	14,000	60,678
	Fuji Oil Co., Ltd.	35,500	407,529
	Fuji Oozx, Inc.	6,000	18,494
#	Fuji Soft, Inc.	18,200	305,496
	Fujibo Holdings, Inc.	50,000	44,289
	Fujicco Co., Ltd.	11,600	134,751
	FUJIFILM Holdings Corp.	88,800	2,044,208
#	Fujikura Kasei Co., Ltd.	12,800	68,009
	Fujikura Rubber, Ltd.	5,000	15,518
	Fujikura, Ltd.	200,000	573,187
	Fujita Corp.	3,700	7,490
#	Fujita Kanko, Inc.	11,000	68,970
	Fujitec Co., Ltd.	36,000	126,911
	Fujitsu Business Systems, Ltd.	8,600	121,827
	Fujitsu Frontech, Ltd.	7,000	50,176
	Fujitsu General, Ltd.	27,000	56,864
	Fujitsu, Ltd.	225,542	886,787
* #	Fujiya Co., Ltd.	46,000	56,942
	Fukuda Corp.	17,000	32,879
	Fukuoka Financial Group, Inc.	447,000	1,478,413
	Fukushima Bank, Ltd.	109,000	78,163
	Fukusima Industries Corp.	2,500	19,277
#	Fukuyama Transporting Co., Ltd.	103,000	437,587
	Fumakilla, Ltd.	16,000	49,083
	Funai Consulting, Co., Ltd.	10,500	52,369
	Funai Electric Co., Ltd.	10,400	137,463
	Furukawa Co., Ltd.	138,000	135,208
#	Furukawa Electric Co., Ltd.	361,067	1,090,700
	Furusato Industries, Ltd.	5,900	49,941
#	Fuso Pharmaceutical Industries, Ltd.	44,000	132,578
	Futaba Corp.	18,400	278,113
	Futaba Industrial Co., Ltd.	29,400	183,090
#	Future Architect, Inc.	69	35,882
	Fuyo General Lease Co., Ltd.	9,400	135,134
	G-7 Holdings, Inc.	5,000	18,423
#	Gakken Co., Ltd.	45,000	78,125
	Gecoss Corp.	11,700	51,868
	GEO Co., Ltd.	103	74,889
	Glory, Ltd.	37,100	531,684

48

* #	GMO Internet, Inc.	15,800	42,007
	Godo Steel, Ltd.	63,000	165,411
#	Goldcrest Co., Ltd.	10,940	160,679
* #	Goldwin, Inc.	31,000	45,414
#	Gourmet Kineya Co., Ltd.	9,000	62,237
#	Green Hospital Supply, Inc.	104	35,435
#	Gro-BeLS Co., Ltd.	21,000	5,444
	GS Yuasa Corp.	163,000	412,047
*	GSI Creos Corp.	49,000	42,828
#	Gulliver International Co., Ltd.	2,200	33,934
#	Gun-Ei Chemical Industry Co., Ltd.	30,000	61,646
	Gunze, Ltd.	105,000	346,590
#	H2O Retailing Corp.	88,000	543,066
	Hagoromo Foods Corp.	3,000	29,002
#	Hakuhodo Dy Holdings, Inc.	11,780	536,403
	Hakuto Co., Ltd.	6,900	45,943
#	Hamamatsu Photonics K.K.	14,600	324,047
	Hankyu Hanshin Holdings, Inc.	345,000	1,627,506
	Hanwa Co., Ltd.	109,000	287,746
	Happinet Corp.	4,100	49,916
	Harashin Narus Holdings Co., Ltd.	5,700	61,188
	Harima Chemicals, Inc.	12,000	52,065
	Haruyama Trading Co., Ltd.	2,400	9,069
	Haseko Corp.	606,000	548,388
* #	Hayashikane Sangyo Co., Ltd.	20,000	15,756
	Hazama Corp.	59,300	49,899
	Heiwa Corp.	25,100	172,250
	Heiwado Co., Ltd.	15,400	229,209
	Hibiya Engineering, Ltd.	15,000	118,482
	Higashi-Nippon Bank, Ltd.	79,000	247,710
#	Hikari Tsushin, Inc.	12,500	186,545
	Hino Motors, Ltd.	151,000	348,953
	Hirose Electric Co., Ltd.	7,000	606,153
#	HIS Co., Ltd.	8,500	123,039
	Hisamitsu Pharmaceutical Co., Inc.	6,800	283,421
	Hitachi Cable, Ltd.	99,000	208,518
	Hitachi Chemical Co., Ltd.	29,900	305,512
#	Hitachi Construction Machinery Co., Ltd.	9,700	112,604
	Hitachi High-Technologies Corp.	39,200	635,794
	Hitachi Information Systems, Ltd.	11,100	205,985
#	Hitachi Koki Co., Ltd.	28,200	216,393
	Hitachi Kokusai Electric, Inc.	39,000	185,307
	Hitachi Maxell, Ltd.	26,200	186,616
	Hitachi Medical Corp.	17,000	137,441
	Hitachi Metals Techno, Ltd.	3,500	13,786
	Hitachi Metals, Ltd.	17,000	127,825
* #	Hitachi Plant Technologies, Ltd.	45,000	118,283
	Hitachi Software Engineering Co., Ltd.	13,500	190,418
	Hitachi Systems & Services, Ltd.	7,700	90,000
	Hitachi Tool Engineering, Ltd.	10,800	94,129
	Hitachi Transport System, Ltd.	29,500	394,501
* #	Hitachi Zosen Corp.	390,000	331,988

49

	Hitachi, Ltd.	4,000	18,780
	Hitachi, Ltd. Sponsored ADR	56,200	2,643,648
	Hochiki Corp.	11,000	76,315
#	Hodogaya Chemical Co., Ltd.	29,000	46,103
	Hogy Medical Co., Ltd.	3,900	215,410
* #	Hohsui Corp.	11,000	10,112
	Hokkaido Electric Power Co., Inc.	27,400	614,425
	Hokkaido Gas Co., Ltd.	40,000	107,002
	Hokkan Holdings, Ltd.	34,000	81,342
	Hokko Chemical Industry Co., Ltd.	14,000	40,473
	Hokuetsu Industries Co., Ltd.	10,000	16,036
#	Hokuetsu Paper Mills, Ltd.	65,000	243,735
	Hokuhoku Financial Group, Inc.	687,000	1,359,445
	Hokuriku Electric Industry Co., Ltd.	35,000	54,948
	Hokuriku Electric Power Co., Inc.	19,500	513,890
#	Hokuto Corp.	6,100	161,557
	Honda Motor Co., Ltd.	16,400	407,792
	Honda Motor Co., Ltd. Sponsored ADR	196,469	4,866,537
	Horiba, Ltd.	15,100	223,592
	Horipro, Inc.	7,700	72,267
#	Hosiden Corp.	20,000	210,037
#	Hosokawa Micron Corp.	17,000	64,075
#	House Foods Corp.	40,800	663,189
	Howa Machinery, Ltd.	68,000	46,341
	Hoya Corp.	22,900	418,150
	I Metal Technology Co., Ltd.	14,000	30,751
	Ibiden Co., Ltd.	12,800	239,443
	IBJ Leasing Co., Ltd.	10,000	120,903
	Ichiken Co., Ltd.	22,000	23,062
	Ichikoh Industries, Ltd.	28,000	49,865
	Ichinen Holdings Co., Ltd.	9,500	44,154
#	Ichiyoshi Securities Co., Ltd.	20,000	160,152
	Icom, Inc.	5,800	111,514
	Idec Corp.	11,200	111,274
	Idemitsu Kosan Co., Ltd.	12,800	746,279
	Ihara Chemical Industry Co., Ltd.	27,000	70,490
	IHI Corp.	562,000	681,836
#	Iino Kaiun Kaisha, Ltd.	24,500	125,242
*	Ikegami Tsushinki Co., Ltd.	35,000	30,373
*	Image Holdings Co., Ltd.	7,400	29,291
	Imasen Electric Industrial Co., Ltd.	6,200	47,415
#	Imperial Hotel, Ltd.	7,500	162,081
*	Impress Holdings, Inc.	43	5,263
	Inaba Denki Sangyo Co., Ltd.	8,300	205,545
	Inaba Seisakusho Co., Ltd.	6,300	64,685
	Inabata and Co., Ltd.	23,800	89,642
	Inageya Co., Ltd.	23,000	205,542
	Ines Corp.	19,100	95,556
	I-Net Corp.	7,400	38,311
	Information Services International-Dentsu, Ltd.	7,500	47,631
	INPEX Corp.	31	185,540
#	Inui Steamship Co., Ltd.	8,000	60,331

50

	Inui Tatemono Co., Ltd.	5,000	26,286
#	Invoice, Inc.	2,790	21,621
	ISE Chemicals Corp.	9,000	36,165
* #	Iseki & Co., Ltd.	105,000	173,316
* #	Isetan Mitsukoshi Holdings, Ltd.	102,240	963,044
*	Ishihara Sangyo Kaisha, Ltd.	166,000	133,334
#	Ishii Hyoki Co., Ltd.	3,200	50,262
#	Ishii Iron Works Co., Ltd.	23,000	28,835
	Ishizuka Glass Co., Ltd.	12,000	18,184
	Isuzu Motors, Ltd.	102,000	179,208
*	IT Holdings Corp.	24,900	268,769
#	ITO EN, Ltd. (6455789)	25,700	409,333
	ITO EN, Ltd. (B23PWV0)	1,830	19,838
	Itochu Corp.	145,000	766,289
	Itochu Enex Co., Ltd.	26,300	132,637
#	Itochu Techno-Solutions Corp.	13,400	313,986
	Itochu-Shokuhin Co., Ltd.	5,000	171,394
#	Itoham Foods, Inc.	79,000	242,547
#	Itoki Corp.	18,700	59,278
	Iwasaki Electric Co., Ltd.	30,000	36,411
#	IWATANI Corp.	100,000	231,697
#	Iwatsu Electric Co., Ltd.	58,000	52,906
#	Izumi Co., Ltd.	9,800	127,171
	Izumiya Co., Ltd.	41,000	243,629
*	Izutsuya Co., Ltd.	70,000	36,836
* #	J Bridge Corp.	23,600	5,289
	J Front Retailing Co., Ltd.	44,600	198,885
#	Jalux, Inc.	2,000	25,608
	Jamco Corp.	8,000	41,459
#	Janome Sewing Machine Co., Ltd.	101,000	43,801
*	Japan Airlines System Corp.	61,000	138,809
#	Japan Airport Terminal Co., Ltd.	29,400	361,798
	Japan Aviation Electronics Industry, Ltd.	36,000	138,098
	Japan Business Computer Co., Ltd.	8,900	55,368
	Japan Carlit Co., Ltd.	13,500	51,321
#	Japan Cash Machine Co., Ltd.	12,800	110,373
#	Japan Digital Laboratory Co., Ltd.	10,400	99,140
	Japan Foundation Engineering Co., Ltd.	8,600	16,433
	Japan Kenzai Co., Ltd.	6,400	37,284
	Japan Medical Dynamic Marketing, Inc.	2,600	4,662
	Japan Petroleum Exploration Co., Ltd.	6,200	236,150
#	Japan Pulp & Paper Co., Ltd.	52,000	173,901
	Japan Radio Co., Ltd.	64,000	111,384
	Japan Tobacco, Inc.	116	411,530
#	Japan Transcity Corp.	34,000	120,926
#	Japan Vilene Co., Ltd.	34,000	144,625
	Jastec Co., Ltd.	8,100	45,692
	JBIS Holdings, Inc.	14,000	54,459
	Jeans Mate Corp.	5,400	25,961
#	Jeol, Ltd.	34,000	96,263
	JFE Holdings, Inc.	21,000	535,823
#	JFE Shoji Holdings, Inc.	39,000	123,101

51

	JGC Corp.	18,000	192,959
	Jidosha Buhin Kogyo Co., Ltd.	16,000	29,561
	JMS Co., Ltd.	14,000	40,973
	Joban Kosan Co., Ltd.	32,000	51,093
#	J-Oil Mills, Inc.	51,000	206,263
#	Joint Corp.	14,800	20,332
#	Joshin Denki Co., Ltd.	23,000	213,203
	JS Group Corp.	85,700	1,109,732
	JSP Corp.	17,000	118,916
	JSR Corp., Tokyo	17,000	191,758
	JTEKT Corp.	45,700	350,653
	Juki Corp.	83,000	128,864
	Juroku Bank, Ltd.	177,000	652,833
* #	JVC Kenwood Holdings, Inc.	385,000	207,136
	K.R.S. Corp.	2,100	19,780
	Kabuki-Za Co., Ltd.	1,000	44,870
	Kachikaihatsu Co., Ltd.	37,000	12,996
#	Kadokawa Holdings, Inc.	10,500	192,912
	Kaga Electronics Co., Ltd.	13,400	139,504
#	Kagome Co., Ltd.	22,500	363,081
	Kajima Corp.	511,000	1,478,036
#	Kakaku.com, Inc.	48	141,198
	Kaken Pharmaceutical Co., Ltd.	35,000	290,684
	Kamagai Gumi Co., Ltd.	51,000	21,660
	Kameda Seika Co., Ltd.	6,000	75,552
	Kamei Corp.	13,000	51,901
	Kamigumi Co., Ltd.	155,000	1,233,115
	Kanaden Corp.	13,000	53,168
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	54,876
	Kanamoto Co., Ltd.	11,000	35,248
#	Kandenko Co., Ltd.	54,000	283,750
	Kaneka Corp.	176,000	821,312
* #	Kanematsu Corp.	213,000	170,378
	Kanematsu Electronics, Ltd.	10,900	83,674
	Kansai Electric Power Co., Inc.	27,400	687,062
	Kansai Paint Co., Ltd.	127,000	708,804
	Kanto Auto Works, Ltd.	18,046	219,281
	Kanto Denka Kogyo Co., Ltd.	16,000	38,209
	Kanto Natural Gas Development Co., Ltd.	20,000	128,484
	Kao Corp.	14,000	409,382
	Kasai Kogyo Co., Ltd.	18,000	40,160
	Kasei (C.I.) Co., Ltd.	15,000	36,939
	Kasumi Co., Ltd.	23,000	126,776
#	Katakura Industries Co., Ltd.	12,900	128,594
	Kato Sangyo Co., Ltd.	11,300	142,763
	Kato Works Co., Ltd.	35,000	85,272
* #	Kawada Industries, Inc.	10,000	10,200
	Kawai Musical Instruments Manufacturing Co., Ltd.	39,000	37,179
*	Kawakin Holdings Co., Ltd.	10,000	24,972
	Kawasaki Heavy Industries, Ltd.	640,000	1,159,509
	Kawasaki Kasei Chemicals, Ltd.	23,000	27,980
	Kawasaki Kinkai Kisen Kaisha, Ltd.	13,000	38,620

52

	Kawasaki Kisen Kaisha, Ltd.	157,000	622,016
* #	Kawashima Selkon Textiles Co., Ltd.	59,000	37,735
	Kawasumi Laboratories, Inc.	8,000	33,034
#	Kayaba Industry Co., Ltd.	89,000	171,709
	KDDI Corp.	119	712,993
	Keihanshin Real Estate Co., Ltd.	10,000	38,667
	Keihin Corp.	23,300	208,254
#	Keihin Electric Express Railway Co., Ltd.	88,000	679,228
	Keio Corp.	125,000	647,282
	Keisei Electric Railway Co., Ltd.	57,000	279,863
#	Keiyo Co., Ltd.	19,100	99,592
#	Kenedix, Inc.	400	60,127
#	Kentucky Fried Chicken Japan, Ltd.	5,000	86,445
	Key Coffee, Inc.	9,900	156,719
	Keyence Corp.	1,700	325,773
#	Kikkoman Corp.	67,050	676,072
#	Kimura Chemical Plants Co., Ltd.	4,100	21,549
	Kinden Corp.	79,000	659,628
* #	Kinki Nippon Tourist Co., Ltd.	34,000	67,893
#	Kinki Sharyo Co., Ltd.	21,000	77,370
#	Kintetsu Corp.	128,000	489,945
	Kintetsu World Express, Inc.	10,300	149,493
	Kinugawa Rubber Industrial Co., Ltd.	11,000	15,482
	Kioritz Corp.	20,000	32,177
	Kirin Holdings Co., Ltd.	166,000	1,835,994
	Kirindo Co., Ltd.	2,700	12,471
* #	Kishu Paper Co., Ltd.	43,000	44,743
#	Kisoji Co., Ltd.	5,400	106,753
#	Kissei Pharmaceutical Co., Ltd.	21,000	478,897
	Kitagawa Iron Works Co., Ltd.	47,000	65,919
#	Kitano Construction Corp.	26,000	50,129
	Kitz Corp.	51,000	151,311
	Kiyo Holdings, Inc.	380,000	613,638
#	Koa Corp.	25,500	132,065
	Koatsu Gas Kogyo Co., Ltd.	25,000	130,900
	Kobayashi Pharmaceutical Co., Ltd.	10,700	342,820
#	Kobayashi Yoko Co., Ltd.	1,900	4,331
	Kobe Steel, Ltd.	627,000	1,017,019
#	Koei Co., Ltd.	11,600	126,567
#	Kohnan Shoji Co., Ltd.	14,900	162,939
	Kohsoku Corp.	5,000	28,864
	Koike Sanso Kogyo Co., Ltd.	12,000	29,591
	Koito Industries, Ltd.	7,000	18,024
	Koito Manufacturing Co., Ltd.	45,000	349,453
#	Kojima Co., Ltd.	9,100	34,313
	Kokuyo Co., Ltd.	47,864	337,461
#	Komai Tekko, Inc.	12,000	16,439
	Komatsu Seiren Co., Ltd.	19,000	75,273
	Komatsu Wall Industry Co., Ltd.	4,800	50,617
	Komatsu, Ltd.	19,900	218,774
#	Komeri Co., Ltd.	14,400	325,648
#	Komori Corp.	34,100	389,868

53

#	Konaka Co., Ltd.	10,880	34,126
	Konami Co., Ltd.	8,000	144,727
#	Konami Corp. ADR	9,670	172,126
	Konica Minolta Holdings, Inc.	34,500	226,572
	Konishi Co., Ltd.	10,000	72,411
	Kosaido Co., Ltd.	13,700	35,546
	Kose Corp.	12,400	322,219
#	Kosei Securities Co., Ltd.	36,000	35,975
	Ku Holdings Co., Ltd.	4,400	9,016
	Kubota Corp.	15,000	75,290
#	Kubota Corp. Sponsored ADR	46,500	1,151,805
#	Kumiai Chemical Industry Co., Ltd.	25,000	66,538
	Kura Corp.	26	34,832
	Kurabo Industries, Ltd.	108,000	153,429
	Kuraray Co., Ltd.	87,000	665,786
	Kureha Corp.	65,000	288,382
*	Kurimoto, Ltd.	39,000	26,785
	Kurita Water Industries, Ltd.	11,600	264,666
	Kuroda Electric Co., Ltd.	15,500	120,833
	Kurosaki Harima Corp.	35,000	55,517
	K’s Holdings Corp.	22,100	364,927
	Kyocera Corp.	3,300	193,837
	Kyocera Corp. Sponsored ADR	22,900	1,379,496
	Kyoden Co., Ltd.	7,000	6,076
	Kyodo Printing Co., Ltd.	46,000	104,806
#	Kyodo Shiryo Co., Ltd.	56,000	63,843
	Kyoei Sangyo Co., Ltd.	8,000	17,360
#	Kyoei Tanker Co., Ltd.	22,000	48,442
	Kyokuto Boeki Kaisha, Ltd.	10,000	15,359
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	62,605
	Kyokuyo Co., Ltd.	41,000	75,337
	Kyorin Co., Ltd.	9,000	96,071
#	Kyoritsu Maintenance Co., Ltd.	5,940	77,585
	Kyosan Electric Manufacturing Co., Ltd.	24,000	82,273
	Kyoto Kimono Yuzen Co., Ltd.	64	40,400
#	Kyowa Exeo Corp.	41,000	401,990
	Kyowa Hakko Kirin Co., Ltd.	92,000	766,715
	Kyowa Leather Cloth Co., Ltd.	4,100	20,627
	Kyudenko Corp.	27,000	191,729
	Kyushu Electric Power Co., Inc.	29,400	673,993
* #	Laox Co., Ltd.	10,000	3,271
	Lapine Co., Ltd.	12,000	12,312
	Lawson, Inc.	10,200	498,539
	Leopalace21 Corp.	73,700	548,565
#	Life Corp.	10,000	182,894
	Lintec Corp.	26,700	312,383
#	Lion Corp.	82,000	537,297
* #	Lonseal Corp.	23,000	25,911
#	Look, Inc.	26,000	22,285
	Mabuchi Motor Co., Ltd.	14,000	553,763
#	Macnica, Inc.	5,200	52,769
#	Maeda Corp.	80,000	218,143

54

	Maeda Road Construction Co., Ltd.	37,000	263,325
#	Maezawa Industries, Inc.	3,100	6,750
#	Maezawa Kaisei Industries Co., Ltd.	5,600	56,079
	Maezawa Kyuso Industries Co., Ltd.	7,300	88,911
*	Magara Construction Co., Ltd.	7,000	71
	Makino Milling Machine Co., Ltd.	59,000	171,035
	Makita Corp.	14,000	253,853
#	Makita Corp. Sponsored ADR	10,114	182,052
	Mandom Corp.	7,500	202,429
	Marche Corp.	2,000	11,903
	Mars Engineering Corp.	5,000	103,932
	Marubeni Corp.	295,000	1,146,089
	Marubun Corp.	8,200	31,012
	Marudai Food Co., Ltd.	58,000	140,371
#	Maruei Department Store Co., Ltd.	18,000	47,227
	Maruha Nichiro Holdings, Inc.	220,815	336,774
#	Marui Group Co., Ltd.	160,600	981,718
#	Maruichi Steel Tube, Ltd.	23,800	541,419
	Maruka Machinery Co., Ltd.	4,000	33,523
#	Marusan Securities Co., Ltd.	39,700	193,897
	Maruwa Co., Ltd.	4,200	42,949
#	Maruyama Manufacturing Co., Inc.	26,000	39,249
* #	Maruzen Co., Ltd.	34,000	23,518
	Maruzen Showa Unyu Co., Ltd.	37,000	133,659
	Maspro Denkoh Corp.	7,200	60,102
#	Matsuda Sangyo Co., Ltd.	2,662	30,548
	Matsui Construction Co., Ltd.	12,000	32,690
#	Matsui Securities Co., Ltd.	12,800	82,998
#	Matsumotokiyoshi Holdings Co., Ltd.	13,400	262,682
#	Matsuya Co., Ltd.	4,000	84,727
	Matsuya Foods Co., Ltd.	9,300	111,387
	Max Co., Ltd.	20,000	180,539
	Maxvalu Tokai Co., Ltd.	6,300	79,013
	Mazda Motor Corp.	289,000	640,949
	MEC Co., Ltd.	7,600	38,765
#	Mediceo Paltac Holdings Co., Ltd.	53,300	577,525
#	Megachips Corp.	6,100	70,253
	Meidensha Corp.	87,000	138,965
#	Meiji Dairies Corp.	130,000	592,926
*	Meiji Machine Co., Ltd.	40,000	19,823
#	Meiji Seika Kaisha, Ltd.	162,000	662,440
#	Meiji Shipping Co., Ltd.	6,200	21,121
	Meitec Corp.	3,800	75,084
#	Meito Sangyo Co., Ltd.	5,000	85,550
#	Meiwa Estate Co., Ltd.	12,700	57,502
*	Meiwa Trading Co., Ltd.	18,000	24,709
	Mercian Corp.	26,000	52,198
	Mesco, Inc.	6,000	33,628
#	Mikuni Coca-Cola Bottling Co., Ltd.	19,600	187,664
	Mikuni Corp.	7,000	10,171
#	Milbon Co., Ltd.	4,400	108,694
	Millea Holdings, Ltd.	60,612	1,869,631

55

#	Mimasu Semiconductor Industry Co., Ltd.	8,500	77,717
	Minebea Co., Ltd.	117,000	315,765
	Ministop Co., Ltd.	7,900	146,666
	Miraca Holdings, Inc.	20,800	335,436
	Miroku Jyoho Service Co., Ltd.	9,000	17,184
* #	Misawa Homes Co., Inc.	11,200	31,262
#	Misawa Resort Co., Ltd.	3,000	6,457
	Misumi Group, Inc.	9,000	137,680
	Mitani Corp.	6,000	27,923
	Mito Securities Co., Ltd.	31,000	104,161
	Mitsuba Corp.	20,000	100,299
#	Mitsubishi Cable Industries, Ltd.	77,000	74,811
#	Mitsubishi Chemical Holdings Corp.	403,000	1,629,197
	Mitsubishi Corp.	131,700	2,207,536
	Mitsubishi Electric Corp.	84,000	520,743
	Mitsubishi Estate Co., Ltd.	29,000	518,037
	Mitsubishi Gas Chemical Co., Inc.	226,000	831,612
	Mitsubishi Heavy Industries, Ltd.	548,000	1,757,085
#	Mitsubishi Kakoki Kaisha, Ltd.	21,000	44,051
	Mitsubishi Logistics Corp.	68,000	618,670
	Mitsubishi Materials Corp.	377,160	851,662
* #	Mitsubishi Motors Corp.	279,000	385,710
	Mitsubishi Paper Mills, Ltd.	146,000	210,264
#	Mitsubishi Pencil Co., Ltd.	10,000	123,119
#	Mitsubishi Rayon Co., Ltd.	306,452	657,878
#	Mitsubishi Steel Manufacturing Co., Ltd.	68,000	193,091
	Mitsubishi Tanabe Pharma Corp.	74,000	778,825
	Mitsubishi UFJ Financial Group, Inc.	983,100	6,177,970
	Mitsubishi UFJ Financial Group, Inc. ADR	580,392	3,639,058
#	Mitsuboshi Belting, Ltd.	38,000	156,491
	Mitsui & Co., Ltd.	19,000	184,101
	Mitsui & Co., Ltd. Sponsored ADR	5,004	962,219
#	Mitsui Chemicals, Inc.	357,000	1,246,461
#	Mitsui Engineering and Shipbuilding Co., Ltd.	338,000	472,979
	Mitsui Fudosan Co., Ltd.	31,000	540,741
	Mitsui High-Tec, Inc.	14,200	78,780
	Mitsui Home Co., Ltd.	27,000	112,597
	Mitsui Knowledge Industry Co., Ltd.	1,115	191,005
#	Mitsui Matsushima Co., Ltd.	33,000	51,509
#	Mitsui Mining and Smelting Co., Ltd.	341,000	623,652
	Mitsui Mining Co., Ltd.	29,000	55,347
	Mitsui O.S.K. Lines, Ltd.	33,000	172,323
	Mitsui Sugar Co., Ltd.	46,000	161,626
	Mitsui Sumitomo Insurance Group Holdings, Inc.	55,800	1,550,592
#	Mitsui-Soko Co., Ltd.	52,000	228,896
	Mitsumi Electric Co., Ltd.	36,600	481,389
	Mitsumura Printing Co., Ltd.	8,000	25,449
	Mitsuuroko Co., Ltd.	15,600	100,570
#	Miura Co., Ltd.	15,800	324,548
* #	Miyaji Engineering Group	31,000	18,005
* #	Miyakoshi Corp.	3,900	17,320
	Miyoshi Oil & Fat Co., Ltd.	49,000	61,719

56

	Miyuki Keori Co., Ltd.	8,000	15,773
#	Mizuho Financial Group, Inc.	1,009	2,463,778
#	Mizuho Investors Securities Co., Ltd.	231,000	183,210
#	Mizuho Trust & Banking Co., Ltd.	100,000	117,511
#	Mizuno Corp.	51,000	214,008
	Mochida Pharmaceutical Co., Ltd.	20,000	187,492
#	Modec, Inc.	4,200	66,466
#	Monex Group, Inc.	984	325,896
#	Mori Seiki Co., Ltd.	42,500	390,198
#	Morinaga & Co., Ltd.	98,000	194,894
	Morinaga Milk Industry Co., Ltd.	104,000	336,412
	Morita Holdings Corp.	17,000	71,120
	Morozoff, Ltd.	24,000	75,724
	Mory Industries, Inc.	22,000	44,973
#	MOS Food Services, Inc.	13,000	164,600
	Moshi Moshi Hotline, Inc.	900	21,474
	MR Max Corp.	13,000	43,460
	Murata Manufacturing Co., Ltd.	47,400	1,633,612
	Musashino Bank, Ltd.	16,600	500,046
* #	Mutoh Holdings Co., Ltd.	26,000	52,709
	Mutow Co., Ltd.	10,800	50,618
	Nabtesco Corp.	30,000	182,964
	NAC Co., Ltd.	3,300	23,519
	Nachi-Fujikoshi Corp.	71,000	144,049
	Nagase & Co., Ltd.	59,000	505,574
	Nagatanien Co., Ltd.	6,000	50,398
	Nagoya Railroad Co., Ltd.	179,000	556,670
* #	Naigai Co., Ltd.	28,000	9,596
	Nakabayashi Co., Ltd.	36,000	56,976
	Nakamuraya Co., Ltd.	17,000	78,035
#	Nakano Corp.	18,000	25,804
	Nakayama Steel Works, Ltd.	44,000	112,794
	Namco Bandai Holdings, Inc.	103,700	1,066,389
	NEC Corp.	640,800	1,899,821
* #	NEC Electronics Corp.	21,000	211,508
	NEC Fielding, Ltd.	12,800	130,920
	NEC Leasing, Ltd.	8,900	78,423
	NEC Mobiling, Ltd.	3,500	48,876
#	NEC System Integration & Construction, Ltd.	11,400	129,189
* #	NEC Tokin Corp.	35,000	91,935
#	Net One Systems Co., Ltd.	272	443,669
*	Netmarks, Inc.	32	5,478
	Neturen Co., Ltd.	18,100	107,702
	New Japan Radio Co., Ltd.	4,000	7,378
	New Tachikawa Aircraft Co., Ltd.	1,600	66,878
	NGK Insulators, Ltd.	29,000	301,213
	NGK Spark Plug Co., Ltd.	100,000	942,669
	NHK Spring Co., Ltd.	72,000	290,175
	Nice Holdings, Inc.	41,000	68,208
	Nichia Steel Works, Ltd.	19,000	46,840
#	Nichias Corp.	51,000	117,964
	Nichiban Co., Ltd.	8,000	25,734

57

	Nichicon Corp.	35,500	221,481
#	Nichiha Corp.	11,000	56,812
#	Nichii Gakkan Co.	10,700	100,821
#	Nichimo Co., Ltd.	15,000	19,372
*	Nichimo Corp.	90,000	10,186
	Nichirei Corp.	121,000	513,314
	Nichireki Co., Ltd.	8,000	20,311
	Nidec Copal Corp.	10,400	94,911
	Nidec Corp.	4,200	233,133
	Nidec Corp. ADR	7,500	99,375
#	Nidec Sankyo Corp.	34,000	158,722
#	Nidec Tosok Corp.	2,600	21,253
	Nifco, Inc.	13,800	202,828
	Nihon Chouzai Co., Ltd.	3,000	45,918
#	Nihon Dempa Kogyo Co., Ltd.	8,800	111,526
#	Nihon Eslead Corp.	5,700	29,166
#	Nihon Inter Electronics Corp.	19,200	26,868
	Nihon Kagaku Sangyo Co., Ltd.	3,000	15,052
	Nihon Kohden Corp.	13,200	222,988
	Nihon Matai Co., Ltd.	9,000	13,405
#	Nihon Nohyaku Co., Ltd.	23,000	124,748
	Nihon Parkerizing Co., Ltd.	22,000	259,430
	Nihon Spindle Manufacturing Co., Ltd.	17,000	26,974
#	Nihon Unisys, Ltd.	20,800	200,086
#	Nikkiso Co., Ltd.	23,000	115,238
	Nikko Co., Ltd.	11,000	23,991
#	Nikon Corp.	17,000	239,583
#	Nintendo Co., Ltd.	2,400	771,140
	Nippo Corp.	35,000	206,557
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,000	143,783
*	Nippon Carbide Industries Co., Inc.	29,000	23,624
	Nippon Carbon Co., Ltd.	23,000	53,922
#	Nippon Ceramic Co., Ltd.	11,400	117,217
	Nippon Chemical Industrial Co., Ltd.	28,000	49,362
	Nippon Chemi-Con Corp.	71,000	137,530
#	Nippon Chemiphar Co., Ltd.	5,000	16,810
#	Nippon Chutetsukan K.K.	15,000	17,685
#	Nippon Chuzo K.K.	27,000	22,526
	Nippon Concrete Industries Co., Ltd.	33,000	30,307
	Nippon Denko Co., Ltd.	28,000	128,366
	Nippon Densetsu Kogyo Co., Ltd.	25,000	220,519
	Nippon Denwa Shisetu Co., Ltd.	22,000	54,711
	Nippon Electric Glass Co., Ltd.	16,000	96,240
	Nippon Express Co., Ltd.	248,000	1,000,990
	Nippon Felt Co., Ltd.	5,000	21,059
	Nippon Filcon Co., Ltd.	9,700	48,498
	Nippon Fine Chemical Co., Ltd.	10,300	45,304
	Nippon Flour Mills Co., Ltd.	70,000	320,948
#	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	32,058
#	Nippon Gas Co., Ltd.	16,800	178,884
	Nippon Hume Corp.	20,000	50,162
	Nippon Jogesuido Sekkei Co., Ltd.	24	15,694

58

	Nippon Kanzai Co., Ltd.	2,800	47,961
	Nippon Kasei Chemical Co., Ltd.	32,000	40,778
	Nippon Kayaku Co., Ltd.	91,000	416,733
#	Nippon Kinzoku Co., Ltd.	31,000	43,579
	Nippon Koei Co., Ltd.	34,000	71,572
	Nippon Konpo Unyu Soko Co., Ltd.	34,000	333,279
#	Nippon Koshuha Steel Co., Ltd.	44,000	44,039
	Nippon Light Metal Co., Ltd.	284,000	268,341
	Nippon Meat Packers, Inc.	102,000	1,399,036
#	Nippon Metal Industry Co., Ltd.	70,000	96,893
	Nippon Mining Holdings, Inc.	290,500	889,323
	Nippon Mitsubishi Oil Corp.	429,000	1,760,944
#	Nippon Paint Co., Ltd.	123,000	474,440
	Nippon Paper Group, Inc.	525	1,403,138
#	Nippon Parking Development Co., Ltd.	143	5,072
	Nippon Pillar Packing Co., Ltd.	9,000	32,140
#	Nippon Piston Ring Co., Ltd.	39,000	41,910
	Nippon Seiki Co., Ltd.	22,000	145,674
	Nippon Seiro Co., Ltd.	14,000	29,820
	Nippon Seisen Co., Ltd.	16,000	38,940
#	Nippon Sheet Glass Co., Ltd.	342,000	1,118,476
	Nippon Shinyaku Co., Ltd.	29,000	286,713
	Nippon Shokubai Co., Ltd.	74,000	428,837
	Nippon Signal Co., Ltd.	32,800	139,843
#	Nippon Soda Co., Ltd.	73,000	207,656
	Nippon Steel Corp.	208,000	700,110
#	Nippon Steel Trading Co., Ltd.	53,000	89,193
	Nippon Suisan Kaisha, Ltd.	143,700	358,569
	Nippon Telegraph & Telephone Corp.	51	208,117
	Nippon Telegraph & Telephone Corp. ADR	33,900	689,865
	Nippon Thompson Co., Ltd.	38,000	190,300
	Nippon Tungsten Co., Ltd.	10,000	14,521
	Nippon Valqua Industries, Ltd.	49,000	111,497
	Nippon Yakin Kogyo Co., Ltd.	70,000	194,166
	Nippon Yusen K.K.	224,000	1,083,192
	Nippon Yusoki Co., Ltd.	16,000	34,307
	Nipponkoa Insurance Co., Ltd.	188,000	1,126,792
#	Nipro Corp.	27,000	413,933
*	NIS Group Co., Ltd ADR	30,800	6,776
* #	NIS Group Co., Ltd.	30,704	12,234
#	Nishimatsu Construction Co., Ltd.	156,000	320,981
#	Nishimatsuya Chain Co., Ltd.	15,800	159,207
	Nishi-Nippon Bank, Ltd.	400,000	871,417
	Nishi-Nippon Railroad Co., Ltd.	171,000	628,408
	Nishishiba Electric Co., Ltd.	10,000	14,216
	Nissan Chemical Industries, Ltd.	20,000	161,713
	Nissan Motor Co., Ltd.	408,300	2,027,780
	Nissan Shatai Co., Ltd.	44,000	287,381
	Nissay Dowa General Insurance Co., Ltd.	104,000	462,624
	Nissei Corp.	5,700	38,799
	Nissei Plastic Industrial Co., Ltd.	7,600	18,179
#	Nissen Holdings Co., Ltd.	25,500	95,215

59

#	Nissha Printing Co., Ltd.	7,900	439,317
#	Nisshin Fudosan Co., Ltd.	9,100	20,892
	Nisshin Seifun Group, Inc.	99,700	1,080,896
	Nisshin Steel Co., Ltd.	452,000	605,308
#	Nisshinbo Industries, Inc.	85,000	494,050
	Nissho Electronics Corp.	4,100	22,430
	Nissin Corp.	40,000	114,103
	Nissin Electric Co., Ltd.	32,000	108,328
#	Nissin Foods Holdings Co., Ltd.	32,575	931,140
	Nissin Kogyo Co., Ltd.	17,800	163,062
	Nissin Sugar Manufacturing Co., Ltd.	28,000	65,899
	Nissui Pharmaceutical Co., Ltd.	4,000	28,367
	Nitchitsu Co., Ltd.	11,000	19,578
	Nitori Co., Ltd.	4,500	281,957
	Nitta Corp.	11,000	122,910
#	Nittan Valve Co., Ltd.	9,600	31,774
	Nittetsu Mining Co., Ltd.	27,000	69,158
#	Nitto Boseki Co., Ltd.	139,000	206,340
	Nitto Denko Corp.	38,500	852,663
	Nitto Electric Works, Ltd.	16,200	140,670
	Nitto FC Co., Ltd.	5,000	22,305
	Nitto Kohki Co., Ltd.	7,000	127,222
	Nitto Seiko Co., Ltd.	10,000	30,081
*	Nittoc Construction Co., Ltd.	29,000	9,612
	NOF Corp.	92,000	258,732
	Nohmi Bosai, Ltd.	27,000	259,942
	NOK Corp.	63,300	602,679
	Nomura Co., Ltd.	25,000	85,915
#	Nomura Holdings, Inc. ADR	46,700	438,980
#	Nomura Real Estate Holdings, Inc.	25,500	499,581
	Nomura Research Institute, Ltd.	7,500	123,849
	Nomura Securities Co., Ltd.	107,000	1,013,754
	Noritake Co., Ltd.	62,000	178,944
	Noritsu Koki Co., Ltd.	8,800	66,040
#	Noritz Corp.	18,300	192,896
#	Nosan Corp.	8,000	15,541
	NS Solutions Corp.	9,500	115,508
	NSD Co., Ltd.	14,200	105,827
	NSK, Ltd.	109,000	444,874
	NTN Corp.	180,000	670,808
	NTT Data Corp.	81	267,627
	NTT DoCoMo, Inc.	1,077	1,708,067
#	NTT DoCoMo, Inc. Sponsored ADR	44,600	691,300
* #	Oak Capital Corp.	101,000	7,227
	Obayashi Corp.	357,000	1,746,715
	Obic Co., Ltd.	1,370	167,691
#	Odakyu Electric Railway Co., Ltd.	50,000	366,612
	Oenon Holdings, Inc.	36,000	95,627
	Oiles Corp.	13,968	150,926
#	Oji Paper Co., Ltd.	272,000	1,038,508
	Okabe Co., Ltd.	17,000	69,003
	Okamoto Industries, Inc.	37,000	119,729

60

	Okamoto Machine Tool Works, Ltd.	24,000	28,562
#	Okamura Corp.	34,000	196,912
	Okano Valve Manufacturing Co.	4,000	14,096
	Okasan Securities Group, Inc.	102,000	441,399
	Okaya Electric Industries Co., Ltd.	4,400	10,855
	Oki Electric Cable Co., Ltd.	12,000	16,557
* #	Oki Electric Industry Co., Ltd.	309,000	255,886
#	Okinawa Electric Power Co., Ltd.	4,880	286,103
	OKK Corp.	40,000	42,496
	OKUMA Corp.	73,000	320,968
#	Okumura Corp.	91,000	356,686
	Okura Industrial Co., Ltd.	31,000	67,464
	Okuwa Co., Ltd.	12,000	162,087
	Olympic Corp.	6,300	44,188
	Olympus Corp.	12,000	231,262
#	O-M, Ltd.	7,000	27,783
* #	OMC Card, Inc.	65,259	100,991
#	Omikenshi Co., Ltd.	24,000	12,284
	Omron Corp.	38,500	566,572
	Ono Pharmaceutical Co., Ltd.	17,900	834,779
	Ono Sokki Co., Ltd.	13,000	52,421
#	Onoken Co., Ltd.	8,500	90,301
	Onward Holdings Co., Ltd.	78,000	570,497
	Oracle Corp. Japan	1,900	82,601
#	Organo Corp.	17,000	106,120
	Oriental Land Co., Ltd.	8,200	581,493
	Oriental Shiraishi Corp.	9,700	14,151
	Oriental Yeast Co., Ltd.	5,000	24,660
	Origin Electric Co., Ltd.	15,000	48,127
	Osaka Gas Co., Ltd.	129,000	456,304
	Osaka Organic Chemical Industry, Ltd.	5,000	21,827
	Osaka Steel Co., Ltd.	9,300	92,858
#	Osaka Titanium Technologies Co., Ltd.	2,100	54,781
#	Osaki Electric Co., Ltd.	11,000	46,912
#	OSG Corp.	26,400	190,927
	Otsuka Corp.	1,900	95,567
	Oyo Corp.	13,500	142,921
#	P.S. Mitsubishi Construction Co., Ltd.	15,500	25,312
	Pacific Industrial Co., Ltd.	21,000	69,131
#	Pacific Metals Co., Ltd.	74,000	326,669
#	PanaHome Corp.	45,000	266,870
	Panasonic Corp.	195,000	3,140,229
	Panasonic Corp. Sponsored ADR	75,200	1,186,656
	Panasonic Electric Works Co., Ltd.	124,000	1,082,247
	Paramount Bed Co., Ltd.	8,800	114,679
	Parco Co., Ltd.	32,000	290,177
#	Paris Miki, Inc.	17,000	168,242
#	Park24 Co., Ltd.	18,700	75,636
* #	Pasco Corp.	21,000	24,305
#	Pasona Group, Inc.	105	73,398
	PCA Corp.	1,000	10,224
* #	Penta-Ocean Construction Co., Ltd.	145,500	162,503

61

* #	PIA Corp.	700	7,301
#	Pigeon Corp.	8,600	249,845
#	Pilot Corp.	65	127,474
	Piolax, Inc.	6,600	94,534
#	Pioneer Electronic Corp.	88,300	261,931
	Poplar Co., Ltd.	3,500	15,533
#	Press Kogyo Co., Ltd.	52,000	114,715
* #	Prima Meat Packers, Ltd.	113,000	197,074
#	Pronexus, Inc.	15,900	105,230
#	Q.P. Corp.	57,500	661,168
* #	Radia Holdings, Inc.	458	5,535
	Raito Kogyo Co., Ltd.	16,900	29,159
#	Rasa Industries, Ltd.	41,000	60,548
#	Rengo Co., Ltd.	128,000	652,701
* #	Renown, Inc.	20,100	34,672
#	Resona Holdings, Inc.	205	214,969
#	Resorttrust, Inc.	19,100	186,878
#	Rhythm Watch Co., Ltd.	49,000	51,554
	Ricoh Co., Ltd.	154,000	1,657,351
	Ricoh Leasing Co., Ltd.	8,300	111,740
#	Right On Co., Ltd.	8,800	120,476
#	Riken Corp.	48,000	139,334
	Riken Keiki Co., Ltd.	9,400	46,785
	Riken Technos Corp.	32,000	63,751
#	Riken Vitamin Co., Ltd.	6,400	175,891
#	Ringer Hut Co., Ltd.	2,800	29,622
	Rinnai Corp.	17,400	636,293
#	RISA Partners, Inc.	107	25,622
	Rock Field Co., Ltd.	4,900	56,788
	Rohm Co., Ltd.	32,600	1,570,854
	Rohto Pharmaceutical Co., Ltd.	25,000	283,439
	Roland Corp.	12,300	127,091
#	Roland DG Corp.	4,500	56,055
#	Round One Corp.	199	99,944
#	Royal Co., Ltd.	13,700	139,520
	Ryobi, Ltd.	76,000	156,097
	Ryoden Trading Co., Ltd.	19,000	96,880
	Ryohin Keikaku Co., Ltd.	3,275	156,698
	Ryosan Co., Ltd.	19,200	365,306
#	Ryoshoku, Ltd.	9,000	171,665
	Ryoyo Electro Corp.	13,600	105,824
	S Foods, Inc.	11,500	82,352
	S Science Co., Ltd.	175,000	8,992
#	S.T. Chemical Co., Ltd.	8,000	96,983
	Sagami Chain Co., Ltd.	8,000	75,586
#	Sagami Railway Co., Ltd.	33,000	132,371
	Saibu Gas Co., Ltd.	92,000	227,112
#	Saint Marc Holdings Co., Ltd.	2,300	60,083
#	Saizeriya Co., Ltd.	17,500	261,053
	Sakai Chemical Industry Co., Ltd.	49,000	128,343
#	Sakai Heavy Industries, Ltd.	17,000	24,906
	Sakai Ovex Co., Ltd.	51,000	43,653

62

	Sakata INX Corp.	21,000	52,961
#	Sakata Seed Corp.	21,800	314,290
#	Sala Corp.	12,500	67,418
	San-Ai Oil Co., Ltd.	23,000	87,327
#	Sanden Corp.	70,000	195,748
#	Sanei-International Co., Ltd.	5,500	57,194
* #	Sanix, Inc.	16,900	22,929
	Sankei Building Co., Ltd.	17,000	64,888
	Sanken Electric Co., Ltd.	62,000	221,614
#	Sanki Engineering Co., Ltd.	35,000	226,921
#	Sanko Metal Industrial Co., Ltd.	18,000	32,153
	Sankyo Co., Ltd.	21,800	969,956
	Sankyo Seiko Co., Ltd.	17,000	27,509
	Sankyo-Tateyama Holdings, Inc.	137,000	127,306
	Sankyu, Inc., Tokyo	62,000	195,404
#	Sanoh Industrial Co., Ltd.	18,800	88,741
#	Sanrio Co., Ltd.	11,500	97,651
	Sanshin Electronics Co., Ltd.	14,300	153,412
*	Sansui Electric Co., Ltd.	272,000	16,507
	Santen Pharmaceutical Co., Ltd.	14,600	373,386
	Sanwa Holdings Corp.	111,000	368,250
	Sanyo Chemical Industries, Ltd.	33,000	176,901
	Sanyo Denki Co., Ltd.	29,000	71,209
* #	Sanyo Electric Co., Ltd.	471,000	714,925
#	Sanyo Housing Nagoya Co., Ltd.	63	51,068
	Sanyo Industries, Ltd.	10,000	14,776
#	Sanyo Shokai, Ltd.	49,000	230,549
	Sanyo Special Steel Co., Ltd.	68,000	194,776
	Sapporo Hokuyo Holdings, Inc.	170	733,171
	Sapporo Holdings, Ltd.	48,000	264,075
#	Sasebo Heavy Industries Co., Ltd.	32,000	49,942
#	Sato Corp.	13,000	129,933
	Sato Shoji Corp.	7,900	51,988
	Satori Electric Co., Ltd.	10,000	48,825
	Saxa Holdings, Inc.	20,000	24,128
*	SBI Holdings, Inc.	6,743	809,165
	Secom Co., Ltd.	13,300	507,294
	Secom Joshinetsu Co., Ltd.	1,500	22,233
	Secom Techno Service Co., Ltd.	5,500	127,729
#	Sega Sammy Holdings, Inc.	100,212	757,584
	Seibu Electric Industry Co., Ltd.	6,000	23,328
	Seika Corp.	31,000	55,658
	Seikagaku Corp.	14,900	132,916
*	Seikitokyu Kogyo Co., Ltd.	36,000	10,890
#	Seiko Epson Corp.	52,400	786,971
#	Seiko Holdings Corp.	43,000	113,258
	Seino Holdings Co., Ltd.	83,000	401,637
	Seiren Co., Ltd.	31,000	172,781
	Sekisui Chemical Co., Ltd.	257,000	1,501,566
	Sekisui House, Ltd.	156,000	1,564,297
	Sekisui Jushi Co., Ltd.	20,000	126,701
	Sekisui Plastics Co., Ltd.	53,000	135,799

63

	Senko Co., Ltd.	37,000	147,065
#	Senshu Electric Co., Ltd.	4,000	39,139
#	Senshukai Co., Ltd.	18,700	136,572
#	Seven & I Holdings Co., Ltd.	89,552	2,514,438
	SFCG Co., Ltd.	240	2,626
	Sharp Corp.	156,000	1,113,412
#	Shibaura Mechatronics Corp.	20,000	76,168
#	Shibusawa Warehouse Co., Ltd.	26,000	143,765
	Shibuya Kogyo Co., Ltd.	6,800	54,458
	Shiga Bank, Ltd.	128,000	794,752
#	Shikibo, Ltd.	61,000	60,409
	Shikoku Bank, Ltd.	106,000	485,279
	Shikoku Chemicals Corp.	25,000	83,171
	Shikoku Coca-Cola Bottling Co., Ltd.	9,600	75,561
	Shikoku Electric Power Co., Inc.	12,100	355,065
#	Shima Seiki Manufacturing Co., Ltd.	14,100	261,104
	Shimachu Co., Ltd.	22,700	517,724
	Shimadzu Corp.	56,000	383,188
	Shimamura Co., Ltd.	8,600	595,746
	Shimano, Inc.	8,200	257,265
#	Shimizu Bank, Ltd.	4,000	151,690
	Shimizu Corp.	345,000	1,692,896
#	Shin Nippon Air Technologies Co., Ltd.	6,800	52,565
	Shinagawa Refractories Co., Ltd.	31,000	62,298
	Shindengen Electric Manufacturing Co., Ltd.	28,000	56,365
	Shin-Etsu Chemical Co., Ltd.	15,300	813,278
	Shin-Etsu Polymer Co., Ltd.	22,800	102,969
#	Shinkawa, Ltd.	8,100	90,643
	Shin-Keisei Electric Railway Co., Ltd.	5,000	17,166
*	Shinki Co., Ltd.	69,900	38,477
#	Shinko Electric Co., Ltd.	48,000	122,651
#	Shinko Electric Industries Co., Ltd.	29,900	192,759
#	Shinko Plantech Co., Ltd.	9,000	71,011
	Shinko Securities Co., Ltd.	314,000	778,644
	Shinko Shoji Co., Ltd.	12,600	83,528
	Shinko Wire Co., Ltd.	23,000	46,760
#	Shin-Kobe Electric Machinery Co., Ltd.	14,000	67,566
	Shinmaywa Industries, Ltd.	51,000	133,816
#	Shinnihon Corp.	17,600	14,569
#	Shinsei Bank, Ltd.	434,000	665,717
	Shinsho Corp.	11,000	19,991
#	Shinwa Kaiun Kaisha, Ltd.	28,000	66,172
	Shinyei Kaisha	5,000	7,485
	Shionogi & Co., Ltd.	54,000	919,061
	Shiroki Co., Ltd.	32,000	85,417
	Shiseido Co., Ltd.	18,000	370,355
	Shizuki Electric Co., Inc.	15,000	28,403
	Shizuoka Bank, Ltd.	177,000	1,563,220
	Shizuoka Gas Co., Ltd.	26,000	126,725
#	Sho-Bond Corp.	8,200	146,495
#	Shobunsha Publications, Inc.	9,400	31,856
#	Shochiku Co., Ltd.	39,000	232,097

64

#	Shoko Co., Ltd.	47,000	54,711
	Showa Aircraft Industry Co., Ltd.	8,000	40,091
	Showa Corp.	27,200	129,143
	Showa Denko K.K.	572,000	868,870
	Showa Sangyo Co., Ltd.	46,000	125,281
	Showa Shell Sekiyu K.K.	95,800	782,617
	Siix Corp.	8,800	27,475
* #	Silver Seiko, Ltd.	119,000	12,081
	Sinanen Co., Ltd.	30,000	128,363
	Sintokogio, Ltd.	27,200	167,948
	SKY Perfect JSAT Holdings, Inc.	882	332,681
#	SMC Corp.	12,100	1,142,277
	SMK Corp.	36,000	89,521
#	Snow Brand Milk Products Co., Ltd.	73,000	276,748
	SNT Corp.	13,100	49,755
	Soda Nikka Co., Ltd.	7,000	20,404
	Sodick Co., Ltd.	33,900	88,792
	Soft99 Corp.	3,600	14,942
	Softbank Corp.	21,100	207,781
	Sogo Medical Co., Ltd.	2,900	83,987
#	Sohgo Security Services Co., Ltd.	32,700	305,780
	Sojitz Corp.	719,600	1,202,495
	Sompo Japan Insurance, Inc.	246,000	1,724,252
	Sonton Food Industry Co., Ltd.	3,000	18,744
	Sony Corp.	2,000	47,401
	Sony Corp. Sponsored ADR	134,000	3,114,160
	Sony Financial Holdings, Inc.	56	182,128
	Sorun Corp.	10,100	48,875
	Sotoh Co., Ltd.	3,000	29,932
	Space Co., Ltd.	3,700	24,240
	Square Enix Holdings Co., Ltd.	4,800	120,929
	SRA Holdings, Inc.	3,900	27,579
#	SSP Co., Ltd.	29,000	164,636
	Stanley Electric Co., Ltd.	17,300	217,503
#	Star Micronics Co., Ltd.	18,300	198,229
	Starzen Corp.	32,000	73,109
#	Stella Chemifa Corp.	2,400	33,633
	Subaru Enterprise Co., Ltd.	9,000	26,170
	Sugi Holdings Co., Ltd.	4,800	115,433
	Sugimoto & Co., Ltd.	5,300	55,246
	Sumco Corp.	25,160	272,458
	Sumida Corp.	8,200	46,895
	Suminoe Textile Co., Ltd.	27,000	38,148
* #	Sumiseki Holdings, Inc.	11,700	14,134
	Sumisho Computer Systems Corp.	12,000	187,372
#	Sumitomo Bakelite Co., Ltd.	113,000	412,221
	Sumitomo Chemical Co., Ltd.	351,000	1,073,866
	Sumitomo Corp.	204,600	1,800,079
#	Sumitomo Densetsu Co., Ltd.	18,700	106,164
	Sumitomo Electric Industries, Ltd.	237,200	1,920,501
	Sumitomo Forestry Co., Ltd.	76,300	500,635
	Sumitomo Heavy Industries, Ltd.	275,000	816,400

65

#	Sumitomo Light Metal Industries, Ltd.	149,000	122,699
	Sumitomo Metal Industries, Ltd., Osaka	90,000	231,475
	Sumitomo Metal Mining Co., Ltd.	143,000	1,072,404
* #	Sumitomo Mitsui Construction Co., Ltd.	88,800	62,231
#	Sumitomo Mitsui Financial Group, Inc.	636	2,549,638
	Sumitomo Osaka Cement Co., Ltd.	220,000	345,627
	Sumitomo Pipe & Tube Co., Ltd.	17,200	117,973
#	Sumitomo Precision Products Co., Ltd.	17,000	67,308
#	Sumitomo Real Estate Sales Co., Ltd.	4,370	118,411
#	Sumitomo Realty & Development Co., Ltd.	26,000	423,614
	Sumitomo Rubber Industries, Ltd.	97,300	858,338
	Sumitomo Seika Chemicals Co., Ltd.	21,000	58,665
	Sumitomo Trust & Banking Co., Ltd.	416,000	1,926,529
#	Sumitomo Warehouse Co., Ltd.	97,000	392,936
*	Sun Wave Corp.	12,000	14,909
	Sundrug Co., Ltd.	6,000	109,244
#	SUNX, Ltd.	9,300	29,413
	Suruga Bank, Ltd.	69,000	649,531
	Suzuken Co., Ltd.	26,800	572,624
	Suzuki Metal Industry Co., Ltd.	16,000	24,528
#	Suzuki Motor Corp.	16,400	240,659
	SWCC Showa Holdings Co., Ltd.	146,000	127,949
*	SxL Corp.	28,000	12,751
	Sysmex Corp.	3,500	108,729
	SystemPro Co., Ltd.	60	24,865
	T&D Holdings, Inc.	30,250	1,155,590
#	T. Hasegawa Co., Ltd.	12,400	176,997
	Tachibana Eletech Co., Ltd.	8,200	56,076
	Tachihi Enterprise Co., Ltd.	1,600	80,556
	Tachi-S Co., Ltd.	8,700	40,654
#	Tadano, Ltd.	52,421	232,422
	Taihei Dengyo Kaisha, Ltd.	17,000	140,493
	Taihei Kogyo Co., Ltd.	28,000	64,419
	Taiheiyo Cement Corp.	513,000	597,111
* #	Taiheiyo Kaiun Co., Ltd.	16,000	15,502
	Taiho Kogyo Co., Ltd.	11,300	74,956
#	Taikisha, Ltd.	17,000	242,654
	Taisei Corp.	562,000	1,295,192
#	Taisei Lamick Co., Ltd.	900	18,285
	Taisei Rotec Corp.	17,000	23,107
	Taisho Pharmaceutical Co., Ltd.	42,000	756,494
	Taiyo Nippon Sanso Corp.	71,000	446,473
#	Taiyo Yuden Co., Ltd.	60,000	287,626
	Takagi Securities Co., Ltd.	15,000	17,067
	Takamatsu Construction Group	10,200	151,785
	Takano Co., Ltd.	5,700	27,043
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	17,057
	Takara Holdings, Inc.	70,000	333,990
#	Takara Printing Co., Ltd.	5,500	43,530
#	Takara Standard Co., Ltd.	52,000	278,600
	Takasago International Corp.	35,000	168,950
#	Takasago Thermal Engineering Co., Ltd.	37,000	346,604

66

* #	Takashima & Co., Ltd.	14,000	14,138
	Takashimaya Co., Ltd.	174,000	1,341,023
#	Takata Corp.	19,000	137,451
* #	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	42,247
	Takeda Pharmaceutical Co., Ltd.	20,300	1,008,610
	Takiron Co., Ltd.	33,000	98,076
#	Takisawa Machine Tool Co., Ltd.	21,000	18,964
#	Takuma Co., Ltd.	45,000	88,972
	Tamura Corp.	38,000	85,455
#	Tasaki Shinju Co., Ltd.	18,000	17,913
#	Tatsuta Electric Wire & Cable Co., Ltd.	26,000	65,613
	Tayca Corp.	18,000	42,052
	TBK Co., Ltd.	7,000	13,521
	TCM Corp.	40,000	52,959
	TDK Corp.	4,600	155,431
	TDK Corp. Sponsored ADR	22,900	778,829
*	Teac Corp.	26,000	11,905
	Techno Associe Co., Ltd.	3,000	20,242
	Techno Ryowa, Ltd.	4,100	21,324
#	Tecmo, Ltd.	8,400	58,891
	Teijin, Ltd.	515,750	1,341,290
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	32,130
	Teikoku Piston Ring Co., Ltd.	9,600	48,448
	Teikoku Tsushin Kogyo Co., Ltd.	17,000	39,352
*	Tekken Corp.	75,000	79,603
	Telepark Corp.	40	33,650
	Tenma Corp.	14,200	177,293
	Terumo Corp.	7,800	325,080
	The 77 Bank, Ltd.	196,000	923,443
	The Aichi Bank, Ltd.	4,600	334,587
	The Akita Bank, Ltd.	106,000	440,698
#	The Aomori Bank, Ltd.	77,000	322,652
	The Awa Bank, Ltd.	113,000	702,631
#	The Bank of Ikeda, Ltd.	9,600	385,171
#	The Bank of Iwate, Ltd.	8,800	546,937
#	The Bank of Kyoto, Ltd.	169,000	1,777,669
	The Bank of Nagoya, Ltd.	91,000	547,797
	The Bank of Okinawa, Ltd.	10,700	335,465
	The Bank of Saga, Ltd.	79,000	255,518
	The Chiba Bank, Ltd.	199,000	983,585
* #	The Chiba Kogyo Bank, Ltd.	20,900	242,930
	The Chugoku Bank, Ltd.	99,000	1,361,953
	The Chugoku Electric Power Co., Ltd.	18,600	450,179
	The Chukyo Bank, Ltd.	66,000	228,972
* #	The Daiei, Inc.	38,800	188,746
	The Daisan Bank, Ltd.	81,000	290,589
	The Daishi Bank, Ltd.	168,000	654,176
	The Daito Bank, Ltd.	55,000	36,410
	The Ehime Bank, Ltd.	92,000	308,886
	The Eighteenth Bank, Ltd.	89,000	270,016
#	The Fuji Fire & Marine Insurance Co., Ltd.	115,000	229,724
#	The Fukui Bank, Ltd.	128,000	435,671

67

	The Gunma Bank, Ltd.	230,000	1,174,415
	The Hachijuni Bank, Ltd.	240,000	1,177,650
	The Higo Bank, Ltd.	102,000	564,574
	The Hiroshima Bank, Ltd.	297,000	1,103,655
	The Hokkoku Bank, Ltd.	157,000	591,039
	The Hokuetsu Bank, Ltd.	100,000	222,232
	The Hyakugo Bank, Ltd.	126,000	707,700
	The Hyakujishi Bank, Ltd.	132,000	658,889
	The Iyo Bank, Ltd.	138,000	1,488,750
#	The Japan General Estate Co., Ltd.	16,500	36,305
	The Japan Steel Works, Ltd.	16,000	113,340
#	The Japan Wool Textile Co., Ltd.	33,000	246,506
#	The Joyo Bank, Ltd.	406,000	1,910,032
	The Kagawa Bank, Ltd.	43,000	239,441
	The Kagoshima Bank, Ltd.	96,000	608,623
#	The Kanto Tsukuba Bank, Ltd.	31,100	136,476
	The Keihin Co., Ltd.	7,000	9,215
	The Keiyo Bank, Ltd.	134,000	600,738
	The Kita-Nippon Bank, Ltd.	4,400	114,368
* #	The Maruetsu, Inc.	22,000	117,081
	The Michinoku Bank, Ltd.	82,000	175,691
	The Minato Bank, Ltd.	110,000	136,689
	The Miyazaki Bank, Ltd.	69,000	222,825
	The Nagano Bank, Ltd.	31,000	67,175
	The Nanto Bank, Ltd.	119,000	559,181
	The Nippon Road Co., Ltd.	52,000	54,064
	The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	65,026
	The Nisshin Oillio Group, Ltd.	65,000	307,450
	The Ogaki Kyoritsu Bank, Ltd.	141,000	700,715
	The Oita Bank, Ltd.	67,000	415,876
	The Pack Corp.	7,900	102,553
	The San-in Godo Bank, Ltd.	88,000	629,933
	The Yasuda Warehouse Co., Ltd.	5,200	43,085
	THK Co., Ltd.	51,500	705,255
	Tigers Polymer Corp.	4,000	17,631
	TKC Corp.	9,600	170,015
* #	Toa Corp.	93,000	115,008
#	Toa Doro Kogyo Co., Ltd.	15,000	14,107
	Toa Oil Co., Ltd.	47,000	47,573
#	Toabo Corp.	53,000	35,699
	Toagosei Co., Ltd.	114,000	244,624
*	Tobishima Corp.	127,000	20,759
#	Tobu Railway Co., Ltd.	173,000	878,931
	Tobu Store Co., Ltd.	25,000	83,438
	TOC Co., Ltd.	53,500	158,588
	Tocalo Co., Ltd.	4,000	38,653
	Tochigi Bank, Ltd.	58,000	357,302
#	Toda Corp.	119,000	429,850
#	Toda Kogyo Corp.	21,000	48,678
	Todentu Corp.	9,000	15,361
	Toei Co., Ltd.	18,000	70,838
	Toenec Corp.	36,000	170,889

68

	Tohcello Co., Ltd.	11,500	47,971
	Toho Bank, Ltd.	102,000	434,098
	Toho Co., Ltd. (6895200)	35,200	671,036
	Toho Co., Ltd. (6895211)	21,000	72,212
#	Toho Gas Co., Ltd.	103,000	594,520
	Toho Real Estate Co., Ltd.	22,600	129,293
#	Toho Titanium Co., Ltd.	4,800	56,148
#	Toho Zinc Co., Ltd.	68,000	139,559
	Tohoku Bank, Ltd.	45,000	67,704
#	Tohto Suisan Co., Ltd.	11,000	14,550
	Tohuku Electric Power Co., Inc.	26,300	590,742
#	Tokai Carbon Co., Ltd.	67,000	351,303
	Tokai Corp.	18,000	87,599
	Tokai Kanko Co., Ltd.	114,000	37,287
	Tokai Lease Co., Ltd.	14,000	18,636
#	Tokai Rika Co., Ltd.	30,100	304,486
	Tokai Rubber Industries, Ltd.	21,100	174,292
	Tokai Tokyo Securities Co., Ltd.	124,000	339,679
	Tokio Marine Holdings, Inc. ADR	63,004	1,896,420
*	Toko, Inc.	59,000	69,136
	Tokushima Bank, Ltd.	42,000	205,954
	Tokushu Tokai Holdings Co., Ltd.	65,380	165,627
	Tokuyama Corp.	126,000	638,085
	Tokyo Denpa Co., Ltd.	2,200	14,478
#	Tokyo Dome Corp.	68,000	222,041
	Tokyo Electric Power Co., Ltd	43,500	1,231,942
	Tokyo Electron Device, Ltd.	41	54,805
	Tokyo Electron, Ltd.	14,400	480,152
	Tokyo Energy & Systems, Inc.	10,000	58,066
	Tokyo Gas Co., Ltd.	138,000	593,394
	Tokyo Kaikan Co., Ltd.	2,000	8,396
	Tokyo Keiki, Inc.	33,000	44,838
#	Tokyo Kikai Seisakusho, Ltd.	21,000	47,884
	Tokyo Leasing Co., Ltd.	13,800	72,407
	Tokyo Ohka Kogyo Co., Ltd.	21,800	299,275
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	21,825
	Tokyo Rakutenchi Co., Ltd.	26,000	96,817
#	Tokyo Rope Manufacturing Co., Ltd.	75,000	125,110
	Tokyo Sangyo Co., Ltd.	15,000	38,346
#	Tokyo Seimitsu Co., Ltd.	20,800	209,234
	Tokyo Steel Manufacturing Co., Ltd.	61,600	475,809
#	Tokyo Style Co., Ltd.	32,000	238,524
	Tokyo Tatemono Co., Ltd.	162,000	667,312
	Tokyo Tekko Co., Ltd.	17,000	38,960
#	Tokyo Theatres Co., Inc.	31,000	60,320
	Tokyo Tomin Bank, Ltd.	17,400	234,264
	Tokyotokeiba Co., Ltd.	66,000	100,012
	Tokyu Community Corp.	4,600	65,588
#	Tokyu Construction Co., Ltd.	47,650	107,877
	Tokyu Corp.	119,000	467,497
	Tokyu Land Corp.	216,000	611,288
#	Tokyu Livable, Inc.	5,000	24,852

69

	Tokyu Recreation Co., Ltd.	6,000	32,430
	Toli Corp.	39,000	66,924
	Tomato Bank, Ltd.	55,000	116,715
#	Tomen Electronics Corp.	5,600	67,778
#	Tomoe Corp.	19,600	28,110
#	Tomoegawa Paper Co., Ltd.	7,000	9,824
	Tomoku Co., Ltd.	35,000	57,438
#	Tomy Co., Ltd.	19,100	124,786
	Tonami Holdings Co., Ltd.	46,000	109,635
#	TonenGeneral Sekiyu K.K.	25,000	211,454
* #	Tonichi Carlife Group, Inc.	22,000	10,258
#	Topcon Corp.	28,800	162,100
#	Toppan Forms Co., Ltd.	26,300	244,295
	Toppan Printing Co., Ltd.	172,000	1,264,704
	Topre Corp.	24,800	199,031
	Topy Industries, Ltd.	98,000	168,440
#	Toray Industries, Inc.	320,000	1,485,864
*	Tori Holdings Co., Ltd.	117,000	6,040
	Torigoe Co., Ltd.	7,800	61,202
	Torii Pharmaceutical Co., Ltd.	7,600	104,700
#	Torishima Pump Manufacturing Co., Ltd.	9,000	122,881
	Tose Co., Ltd.	3,800	22,334
	Toshiba Corp.	132,000	477,103
	Toshiba Machine Co., Ltd.	55,000	157,778
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	189,446
	Toshiba TEC Corp.	62,000	191,437
	Tosho Printing Co., Ltd.	42,000	111,612
	Tosoh Corp.	229,000	456,640
	Totetsu Kogyo Co., Ltd.	17,000	98,443
#	TOTO, Ltd.	124,000	865,240
* #	Totoku Electric Co., Ltd.	18,000	13,793
#	Tottori Bank, Ltd.	44,000	126,492
#	Touei Housing Corp.	7,300	8,679
	Toukei Computer Co., Ltd.	3,200	39,887
* #	Towa Bank, Ltd.	152,000	126,487
	Towa Corp.	5,100	11,077
#	Towa Pharmaceutical Co., Ltd.	3,200	95,168
#	Towa Real Estate Development Co., Ltd.	19,000	11,706
* #	Toyo Construction Co., Ltd.	76,000	27,762
#	Toyo Corp.	16,400	183,094
#	Toyo Electric Co., Ltd.	21,000	97,673
	Toyo Engineering Corp.	32,000	91,978
	Toyo Ink Manufacturing Co., Ltd.	104,000	275,669
	Toyo Kanetsu K.K.	68,000	81,646
	Toyo Kohan Co., Ltd.	35,000	102,957
	Toyo Machinery & Metal Co., Ltd.	4,000	8,134
#	Toyo Radiator Co., Ltd.	34,000	62,354
	Toyo Securities Co., Ltd.	35,000	63,810
	Toyo Seikan Kaisha, Ltd.	94,400	1,164,667
	Toyo Suisan Kaisha, Ltd.	32,000	825,075
* #	Toyo Tanso Co, Ltd.	2,100	73,281
#	Toyo Tire & Rubber Co., Ltd.	84,000	206,419

70

#	Toyo Wharf & Warehouse Co., Ltd.	32,000	51,913
#	Toyobo Co., Ltd.	330,000	468,022
	Toyoda Gosei Co., Ltd.	26,100	366,434
#	Toyota Auto Body Co., Ltd.	26,600	426,450
	Toyota Boshoku Corp	14,300	127,554
	Toyota Motor Corp. Sponsored ADR	160,569	12,217,695
	Toyota Tsusho Corp.	54,825	529,082
#	Trans Cosmos, Inc.	18,700	132,230
	Trend Micro, Inc.	2,500	61,158
	Trend Micro, Inc. Sponsored ADR	3,540	84,960
	Trinity Industrial Corp.	3,000	12,236
#	Trusco Nakayama Corp.	9,900	129,951
	Tsubakimoto Chain Co.	71,000	198,035
	Tsubakimoto Kogyo Co., Ltd.	8,000	14,951
#	Tsudakoma Corp.	23,000	23,448
#	Tsugami Corp.	35,000	78,281
	Tsukamoto Co., Ltd.	18,000	11,664
#	Tsukishima Kikai Co., Ltd.	18,000	157,430
	Tsumura & Co.	17,900	458,100
	Tsurumi Manufacturing Co., Ltd.	8,000	57,045
	Tsutsumi Jewelry Co., Ltd.	4,500	87,669
	Tsuzuki Denki Co., Ltd.	8,000	21,445
	TV Asahi Corp.	226	285,368
	TYK Corp.	18,000	37,322
	Ube Industries, Ltd.	109,000	229,342
#	Ube Material Industries, Ltd.	41,000	81,876
	Uchida Yoko Co., Ltd.	27,000	113,840
#	Ulvac, Inc.	11,800	221,180
	Uni-Charm Corp.	3,900	279,723
#	Unicharm Petcare Corp.	2,000	70,572
	Uniden Corp.	35,000	104,936
	Unimat Offisco Corp.	10,300	71,585
#	Union Tool Co.	6,200	137,483
#	Unitika, Ltd.	186,000	128,853
	UNY Co., Ltd.	102,000	794,930
	U-Shin, Ltd.	13,000	71,138
	Ushio, Inc.	48,200	651,156
	USS Co., Ltd.	3,430	210,088
	Utoc Corp.	10,000	30,746
	Valor Co., Ltd.	20,000	151,039
*	Venture Link Co., Ltd.	53,300	12,122
	Vital-Net, Inc.	16,800	75,001
#	Wacoal Corp.	54,000	585,008
*	Wakachiku Construction Co., Ltd.	66,000	25,090
	Wakamoto Pharmaceutical Co., Ltd.	7,000	23,981
	Warabeya Nichiyo Co., Ltd.	6,000	86,742
	Watabe Wedding Corp.	5,300	48,151
#	Watami Food Service Co., Ltd.	5,400	93,048
	Wavelock Holdings Co., Ltd.	5,000	16,283
	West Japan Railway Co.	134	589,679
	Wood One Co., Ltd.	22,000	92,805
	Xebio Co., Ltd.	11,600	198,047

71

	Yahagi Construction Co., Ltd.	14,000	47,262
#	Yahoo! Japan Corp.	367	121,436
	Yaizu Suisankagaku Industry Co., Ltd.	5,500	58,604
#	Yakult Honsha Co., Ltd.	21,400	533,295
#	Yamada Denki Co., Ltd.	5,270	286,847
	Yamagata Bank, Ltd.	79,000	474,861
	Yamaguchi Financial Group, Inc.	120,000	1,147,792
	Yamaha Corp.	97,300	942,932
	Yamaha Motor Co., Ltd.	62,600	692,103
	Yamaichi Electronics Co., Ltd.	15,300	30,868
	Yamamura Glass Co., Ltd.	49,000	97,588
	Yamanashi Chuo Bank, Ltd.	83,000	472,072
	Yamatake Corp.	25,600	488,412
#	Yamatane Corp.	57,000	60,696
	Yamato Corp.	8,000	20,382
	Yamato Kogyo Co., Ltd.	14,500	342,690
	Yamato Transport Co., Ltd.	82,000	905,892
#	Yamazaki Baking Co., Ltd.	63,000	837,074
	Yamazen Co., Ltd.	35,600	112,483
	Yaoko Co., Ltd.	3,900	111,355
	Yaskawa Electric Corp.	52,000	228,197
#	Yellow Hat, Ltd.	9,400	42,744
	Yodogawa Steel Works, Ltd.	75,000	312,668
	Yokogawa Bridge Holdings Corp.	19,000	134,686
	Yokogawa Electric Corp.	133,100	616,349
	Yokohama Reito Co., Ltd.	22,000	146,193
	Yokohama Rubber Co., Ltd.	137,000	672,225
	Yokowo Co., Ltd.	7,600	40,303
	Yomeishu Seizo Co., Ltd.	12,000	102,362
#	Yomiuri Land Co., Ltd.	18,000	50,303
	Yondenko Corp.	6,000	29,118
	Yonekyu Corp.	13,000	147,754
#	Yorozu Corp.	10,300	85,021
	Yoshimoto Kogyo Co., Ltd.	15,800	157,560
#	Yoshinoya Holdings Co., Ltd.	246	221,296
	Yuasa Funashoku Co., Ltd.	6,000	11,927
#	Yuasa Trading Co., Ltd.	106,000	106,630
	Yuken Kogyo Co., Ltd.	23,000	41,767
#	Yuki Gosei Kogyo Co., Ltd.	11,000	51,821
	Yuraku Real Estate Co., Ltd.	21,000	24,678
	Yurtec Corp.	22,000	98,482
#	Yushin Precision Equipment Co., Ltd.	4,400	66,341
#	Yushiro Chemical Industry Co., Ltd.	6,200	102,485
	Yutaka Foods Corp.	4,000	50,911
#	Zenrin Co., Ltd.	7,800	65,550
#	Zensho Co., Ltd.	10,100	39,806
	Zeon Corp.	94,000	270,017
#	Zeria Pharmaceutical Co., Ltd.	11,000	120,244
#	Zuken, Inc.	10,300	62,785
TOTAL COMMON STOCKS			436,060,449

72

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—

TOTAL — JAPAN			436,060,449

NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
#	Aalberts Industries NV	50,899	464,998
#	Accell Group NV	3,906	88,833
	Aegon NV	519,284	2,157,713
	Aegon NV ADR	17,791	73,121
#	Akzo Nobel NV	20,414	848,530
	Akzo Nobel NV Sponsor ADR	27,517	1,155,714
#	Arcadis NV	7,584	89,755
#	ArcelorMittal	163,421	4,242,667
* #	ASM International NV	21,139	203,202
#	ASML Holding NV	75,600	1,323,480
*	ASML Holding NV ADR	30,000	526,500
* #	BE Semiconductor Industries NV	155,780	351,057
	Beter Bed Holding NV	2,719	28,957
	Boskalis Westminster CVA	27,957	922,950
#	Brunel International NV	2,930	37,892
	Crown Van Gelder NV	734	6,379
* #	Crucell NV	604	7,030
*	Crucell NV ADR	38,643	449,805
#	Draka Holding NV	8,867	107,075
#	Eriks Group NV	5,764	212,366
	Exact Holding NV	7,123	166,127
	Fornix Biosciences NV	2,884	25,325
	Fugro NV	11,263	402,475
	Gamma Holding NV	23,019	427,979
	Grontmij NV	5,895	128,500
#	Heijmans NV	14,300	126,627
#	Heineken Holding NV	40,972	1,243,848
	Heineken NV	52,056	1,756,018
	ICT Automatisering NV	36,580	242,240
	Imtech NV	26,704	407,967
	ING Groep NV	13,039	122,310
	ING Groep NV Sponsered ADR	352,315	3,280,053
#	Innoconcepts NV	7,893	64,215
	James Hardie Industries NV Sponsored ADR	6,700	99,093
*	Jetix Europe NV	3,585	60,628
	Kas Bank NV	6,042	97,113
	Kendrion NV	2,894	44,120
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	61,920
	Koninklijke Ahold NV	314,952	3,381,129
	Koninklijke Ahold NV ADR	21,680	230,892
#	Koninklijke Bam Groep NV	73,128	649,957
	Koninklijke DSM NV	93,790	2,611,903
#	Koninklijke KPN NV	177,435	2,498,853
	Koninklijke Philips Electronics NV	207,740	3,839,000
	Koninklijke Philips Electronics NV ADR	173,300	3,206,050

73

	Koninklijke Ten Cate NV	13,555	287,396
	Koninklijke Vopak NV	14,088	456,783
*	Laurus NV	7,155	25,423
#	Macintosh Retail Group NV	59,515	649,516
	Nederlandsche Apparatenfabriek NV	2,154	46,989
*	Nedfield NV	855	873
	Nutreco Holding NV	14,644	466,904
#	Oce NV	45,225	209,289
#	OPG Groep NV	30,299	435,997
	Ordina NV	16,965	89,107
* #	Pharming Group NV	31,665	26,094
*	Punch Graphix NV	8,551	32,599
* #	Qurius NV	35,278	12,292
	Randstad Holdings NV	68,905	1,339,358
	Reed Elsevier NV	4,128	55,175
#	Reed Elsevier NV ADR	45,688	1,217,585
*	Reinet Investments SCA	17,155	176,669
	RSDB NV	692	15,398
*	Samas NV	14,546	20,329
#	SBM Offshore NV	69,910	1,229,721
#	Sligro Food Group NV	9,013	194,008
	Smit Internationale NV	6,637	447,809
	SNS Reaal	83,390	611,723
#	Telegraaf Media Groep NV	20,287	387,171
	TKH Group NV	15,784	251,566
	TNT NV	25,183	531,463
* #	TomTom NV	6,700	51,074
	Unilever NV	181,970	4,385,385
	Unit 4 Agresso NV	7,972	119,413
#	USG People NV	32,817	343,004
*	Van der Moolen Holding NV	22,782	77,533
	Wavin NV	30,662	107,000
#	Wolters Kluwer NV	115,216	2,039,594

TOTAL — NETHERLANDS			54,812,606

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	44,615
	Air New Zealand, Ltd.	156,718	83,790
	Auckland International Airport, Ltd.	37,511	40,152
	Contact Energy, Ltd.	121,727	516,087
	Ebos Group, Ltd.	9,786	24,449
	Fisher & Paykel Appliances Holdings, Ltd.	158,868	125,376
#	Fisher & Paykel Healthcare Corp.	75,641	131,850
#	Fletcher Building, Ltd.	271,551	922,067
	Freightways, Ltd.	24,331	41,941
	Hallenstein Glassons Holdings, Ltd.	7,659	10,746
	Infratil, Ltd.	120,460	135,186
	Mainfreight, Ltd.	19,966	60,832
	Michael Hill International, Ltd.	72,300	28,759
	New Zealand Exchange, Ltd.	7,114	25,082

74

	New Zealand Oil & Gas, Ltd.	90,598	67,751
#	New Zealand Refining Co., Ltd.	57,281	201,776
	Nuplex Industries, Ltd.	53,080	163,100
	Port of Tauranga, Ltd.	35,724	137,599
	Pumpkin Patch, Ltd.	23,700	14,070
	Pyne Gould Guinness, Ltd.	89,816	89,129
*	Rubicon, Ltd.	42,151	20,068
	Ryman Healthcare, Ltd.	97,765	88,735
	Sanford, Ltd.	25,612	83,149
	Sky City Entertainment Group, Ltd.	84,467	163,042
	Steel & Tube Holdings, Ltd.	25,952	45,213
	Telecom Corp. of New Zealand, Ltd.	86,900	117,794
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,137	348,954
	Tourism Holdings, Ltd.	23,932	12,874
	Tower, Ltd.	94,382	84,110
#	Trustpower, Ltd.	47,153	204,056
	Vector, Ltd.	61,919	74,586
	Warehouse Group, Ltd.	20,225	47,180

TOTAL — NEW ZEALAND			4,154,118

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
#	Acergy SA	94,893	641,716
#	Acta Holding ASA	77,000	22,194
	Aker Kvaerner ASA	56,080	306,684
	Aktiv Kapital ASA	12,100	104,890
	Austevoll Seafood ASA	45,000	80,524
*	Birdstep Technology ASA	41,000	18,298
* #	Blom ASA	17,000	55,454
	Bonheur ASA	7,000	134,327
* #	BW Gas, Ltd.	29,000	61,571
* #	BW Offshore, Ltd.	36,375	35,309
#	Camillo Eitze & Co. ASA	11,661	58,248
#	Cermaq ASA	34,490	135,510
*	Copeinca ASA	20,439	33,381
* #	Det Norske Oljeselskap ASA	476,000	320,531
	DnB NOR ASA Series A	263,541	1,527,309
#	DOF ASA	17,641	81,519
*	DOF Subsea ASA	14,700	74,952
	EDB Business Partner ASA	20,000	37,416
* #	Eitzen Chemical ASA	46,000	103,585
	Ekornes ASA	17,497	181,716
* #	Eltek ASA	25,643	34,746
*	Ementor ASA	32,873	100,162
	Farstad Shipping ASA	5,358	70,172
#	Fred Olsen Energy ASA	18,151	600,085
	Frontline, Ltd.	3,750	116,631
	Ganger Rolf ASA	11,800	206,905
*	Gregoire ASA	2,200	188
	Havila Shipping ASA	2,400	16,882
	Itera Consulting Group ASA	40,000	12,313

75

*	Kongsberg Automotive ASA	11,800	6,430
	Kongsberg Gruppen ASA	6,004	276,081
*	Kverneland Group ASA	22,000	16,008
#	Leroy Seafood Group ASA	18,700	163,919
* #	Marine Harvest	2,044,719	330,274
*	Nordic Semiconductor ASA	58,700	165,799
* #	Norse Energy Corp. ASA	101,000	51,297
	Norsk Hydro ASA	110,380	461,200
	Norsk Hydro ASA Sponsored ADR	50,900	211,235
* #	Norske Skogindustrier ASA Series A	93,090	320,876
* #	Norwegian Air Shuttle ASA	4,031	17,634
	Odfjell ASA Series A	12,000	92,547
*	ODIM ASA	5,400	32,913
	Olav Thon Eiendomsselskap ASA	490	38,288
	Orkla ASA	297,750	1,982,186
* #	PCI Biotech AS	340	467
*	Petroleum Geo Services ASA	98,050	488,231
* #	Petrolia Drilling ASA	265,000	43,638
*	Photocure ASA	3,400	13,650
	Prosafe ASA	112,400	417,827
*	Prosafe Production Public, Ltd.	70,200	173,958
*	Q-Free ASA	20,600	19,522
* #	Renewable Energy Corp. ASA	10,800	101,896
*	Revus Energy ASA	20,700	317,386
	Rieber and Son ASA Series A	10,000	54,211
* #	Roxar ASA	110,000	49,138
	Scana Industrier ASA	53,945	46,403
	Schibsted ASA	29,874	355,350
* #	Sevan Marine ASA	100,393	224,471
	Solstad Offshore ASA	5,100	46,116
* #	Songa Offshore ASA	32,500	117,286
	SpareBanken 1 SMN	33,603	132,366
	StatoilHydro ASA	26,002	522,994
	StatoilHydro ASA Sponsored ADR	62,675	1,259,767
	Storebrand ASA	262,598	622,445
*	Subsea 7, Inc.	58,995	468,941
	Tandberg ASA Series A	67,195	831,366
	Telenor ASA	41,000	244,647
*	TGS Nopec Geophysical Co. ASA	59,791	332,463
#	Tomra Systems ASA	56,100	260,896
	TTS Marine ASA	6,500	20,652
	Veidekke ASA	47,300	146,427
	Wilh. Wilhelmsen ASA	9,452	135,928
	Yara International ASA	32,324	675,320

TOTAL — NORWAY			17,463,667

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
#	Altri SGPS SA	18,954	60,000
	Banco BPI SA	156,434	322,393
#	Banco Comercial Portugues SA	979,903	1,138,825

76

	Banco Espirito Santo SA	160,471	1,527,878
#	Brisa SA	78,801	604,562
#	Cimpor Cimentos de Portugal SA	158,155	721,707
	Corticeira Amorim	17,236	23,670
	Energias de Portugal SA	114,309	389,348
	Energias de Portugal SA Sponsored ADR	7,300	254,040
	Finibanco Holdings SGPS SA	14,885	63,588
	Galp Energia SGPS SA Series B	88,266	802,432
*	Impresa Sociedade Gestora de Participacoes SA	32,041	23,950
*	Investimentos Participacoes e Gestao SA	66,000	39,418
	Jeronimo Martins SGPS SA	65,004	331,730
#	Mota-Engil SGPS SA	36,475	117,232
*	Novabase SGPS	8,932	51,467
* #	ParaRede SGPS SA	14,591	14,867
#	Portucel-Empresa Produtora de Pasta de Papel SA	141,573	301,643
	Portugal Telecom SA	106,571	700,920
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	78,080	396,199
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	25,653
	Sociedade de Investimento e Gestao SGPS SA	34,058	296,952
* #	Sonae Capital	30,129	30,906
#	Sonae Industria SGPS SA	32,282	85,075
	Sonae SGPS SA	405,575	246,632
* #	Sonaecom SGPS SA	59,559	92,487
#	Teixeira Duarte Engenharia e Construcoes SA	106,038	98,273

TOTAL — PORTUGAL			8,761,847

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	419,500	115,870
	Apollo Enterprises, Ltd.	30,000	13,232
	Aqua-Terra Supply Co., Ltd.	31,000	2,045
	Armstrong Industrial Corp., Ltd.	49,000	3,847
	Asia Environment Holdings, Ltd.	98,820	5,866
*	Asia Food and Properties, Ltd.	806,000	103,592
	Asia Pacific Breweries, Ltd.	14,000	95,913
	ASL Marine Holdings, Ltd.	81,000	22,310
	Auric Pacific Group, Ltd.	25,000	9,944
*	Ban Joo - Company, Ltd.	22,000	465
	Beyonics Technology, Ltd.	135,000	9,303
	Bonvests Holdings, Ltd.	51,600	16,316
	Broadway Industrial Group, Ltd.	31,000	10,634
	Bukit Sembawang Estates, Ltd.	30,000	81,329
#	Capitaland, Ltd.	537,000	1,076,238
#	Cerebos Pacific, Ltd.	53,000	90,391
	CH Offshore, Ltd.	131,000	19,654
* #	Chartered Semiconductor Manufacturing, Ltd.	107,000	16,615
* #	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	48,338	74,441
	China Dairy Group, Ltd.	147,000	7,746
	China Merchants Holdings Pacific, Ltd.	79,000	22,180
	Chip Eng Seng Corp., Ltd.	123,000	11,996

77

	Chuan Hup Holdings, Ltd.	150,000	22,959
#	City Developments, Ltd.	236,000	1,043,607
	Comfortdelgro Corp., Ltd.	358,000	293,648
	Cosco Corp. (Singapore), Ltd.	97,000	53,090
	Creative Technology Co., Ltd.	32,250	66,191
	CSC Holdings, Ltd.	250,000	14,017
	CSE Global, Ltd.	59,000	26,534
	CWT, Ltd.	104,000	25,135
	DBS Group Holdings, Ltd.	207,000	1,580,134
#	Delong Holdings, Ltd.	78,200	47,017
*	Enviro-Hub Holdings, Ltd.	129,000	10,576
*	Eucon Holdings, Ltd.	241,000	4,225
#	Ezra Holdings Pte, Ltd.	184,000	61,282
	F.J. Benjamin Holdings, Ltd.	90,000	10,168
#	Federal International (2000), Ltd.	145,000	13,649
	Food Empire Holdings, Ltd.	94,800	20,388
	Fraser & Neave, Ltd.	539,000	1,017,059
#	Freight Links Express Holdings, Ltd.	500,000	13,967
*	Fu Yu Corp., Ltd.	118,000	5,718
	GK Goh Holdings, Ltd.	87,000	32,293
* #	Global Voice Group, Ltd.	339,000	3,437
	Goodpack, Ltd.	95,000	79,403
	GP Batteries International, Ltd.	15,000	5,235
#	Guocoland, Ltd.	149,666	111,146
	Hersing Corp., Ltd.	66,000	8,951
#	Hi-P International, Ltd.	349,000	81,302
#	Ho Bee Investment, Ltd.	204,000	48,698
#	Hong Fok Corp., Ltd.	191,400	27,448
	Hong Leong Asia, Ltd.	89,000	36,062
#	Hotel Grand Central, Ltd.	105,132	34,337
	Hotel Plaza, Ltd.	103,500	92,444
	Hotel Properties, Ltd.	122,000	80,258
	Hour Glass, Ltd.	50,000	15,746
* #	HTL International Holdings, Ltd.	112,000	7,631
	Huan Hsin Holdings, Ltd.	67,000	12,198
	HupSteel, Ltd.	145,000	15,596
	Hwa Hong Corp., Ltd.	95,000	22,221
#	Hyflux, Ltd.	61,000	65,454
	InnoTek, Ltd.	74,000	14,087
*	Innovalues, Ltd.	36,000	2,544
	Isetan (Singapore), Ltd.	15,000	27,493
	Jardine Cycle & Carriage, Ltd.	66,838	428,724
	Jaya Holdings, Ltd.	123,000	45,921
	Jurong Technologies Industrial Corp., Ltd.	213,200	12,610
	K1 Ventures, Ltd.	656,000	88,561
	Keppel Corp., Ltd.	131,000	408,418
#	Keppel Land, Ltd.	239,000	307,236
#	Keppel Telecommunications and Transportation, Ltd.	43,000	26,113
#	Kim Eng Holdings, Ltd.	320,573	208,580
	Koh Brothers Group, Ltd.	161,000	10,593
	K-REIT Asia	160	84
#	KS Energy Services, Ltd.	54,000	21,384

78

	Lafe Corp., Ltd.	75,600	1,940
	Lee Kim Tah Holdings, Ltd.	60,000	13,098
	Low Keng Huat Singapore, Ltd.	174,000	15,183
	Lum Chang Holdings, Ltd.	123,000	12,572
*	Manhattan Resources, Ltd.	47,000	11,641
*	Mediaring.Com, Ltd.	747,000	28,169
	Memtech International, Ltd.	310,000	17,810
	Metro Holdings, Ltd.	145,000	38,978
	MFS Technology, Ltd.	52,000	6,312
	Midas Holdings, Ltd.	130,000	28,449
	MobileOne, Ltd.	96,000	85,464
#	Neptune Orient Lines, Ltd.	279,000	235,645
	Nera Telecommunications, Ltd.	105,000	14,283
	NSL, Ltd.	75,000	46,511
#	Olam International, Ltd.	184,600	162,497
	Orchard Parade Holdings, Ltd.	62,000	24,372
*	Osim International, Ltd.	119,000	6,495
	Overseas Chinese Banking Corp., Ltd.	718,000	2,427,524
	Pan-United Corp., Ltd.	100,000	22,858
#	Parkway Holdings, Ltd.	438,453	470,097
#	Petra Foods, Ltd.	112,000	38,936
	Popular Holdings, Ltd.	220,000	18,052
	PSC Corp., Ltd.	181,924	19,518
	QAF, Ltd.	87,000	11,306
#	Raffles Education Corp., Ltd.	211,381	81,630
	Rotary Engineering, Ltd.	87,000	14,735
	San Teh, Ltd.	117,000	21,932
	SBS Transit, Ltd.	39,500	43,373
#	SC Global Developments, Ltd.	98,284	33,985
	Seksun Corp., Ltd.	178,000	4,884
	SembCorp Industries, Ltd.	354,000	594,966
#	SembCorp Marine, Ltd.	179,800	223,434
	Sim Lian Group, Ltd.	83,000	14,725
	Singapore Airlines, Ltd.	170,400	1,305,522
#	Singapore Exchange, Ltd.	119,000	425,954
	Singapore Food Industries, Ltd.	61,000	36,606
	Singapore Land, Ltd.	82,000	186,271
	Singapore Petroleum Co., Ltd.	93,000	132,631
	Singapore Post, Ltd.	335,000	160,655
#	Singapore Press Holdings, Ltd.	363,000	792,957
	Singapore Reinsurance Corp., Ltd	55,000	6,454
	Singapore Shipping Corp., Ltd.	137,000	17,820
	Singapore Technologies Engineering, Ltd.	284,000	448,394
	Singapore Telecommunications, Ltd.	899,350	1,513,531
*	Sinomem Technology, Ltd.	75,000	4,208
	Sinwa, Ltd.	89,000	4,589
	SMRT Corp., Ltd.	224,000	235,944
	SP Chemicals, Ltd.	105,000	48,656
	SSH Corp., Ltd.	219,000	15,879
	Stamford Land Corp., Ltd.	186,000	32,672
	Starhub, Ltd.	93,710	152,139
	Straco Corp., Ltd.	150,000	6,575

79

* #	Straits Asia Resources, Ltd.	103,000	68,622
	Sunningdale Tech, Ltd.	130,000	5,946
*	Swiber Holdings, Ltd.	95,000	29,863
	Tat Hong Holdings, Ltd.	165,000	48,699
*	Thakral Corp., Ltd.	793,000	13,541
	Tiong Woon Corp. Holding, Ltd.	112,000	13,892
	Tuan Sing Holdings, Ltd.	251,000	15,708
	UMS Holdings, Ltd.	86,000	6,239
	United Engineers, Ltd.	83,000	68,859
#	United Industrial Corp., Ltd.	462,000	419,247
	United Overseas Bank, Ltd.	181,000	1,636,377
#	UOB-Kay Hian Holdings, Ltd.	191,000	118,591
#	UOL Group, Ltd.	339,000	443,760
	Venture Corp., Ltd.	146,000	533,537
#	WBL Corp., Ltd.	61,000	112,597
	Wheelock Properties, Ltd.	249,000	140,909
	Wilmar International, Ltd.	199,000	344,145
#	Wing Tai Holdings, Ltd.	282,100	131,616
	Xpress Holdings, Ltd.	474,000	16,329
#	Yanlord Land Group, Ltd.	399,000	204,691
	Yellow Pages (Singapore), Ltd.	29,000	4,286
	YHI International, Ltd.	96,000	9,200
*	Yongnam Holdings, Ltd.	263,000	10,945
*	Zhongguo Jilong, Ltd.	24,675	736
TOTAL COMMON STOCKS			23,238,665

RIGHTS/WARRANTS — (0.0%)
*	Manhattan Resources, Ltd. Warrants 04/09/11	14,100	214

TOTAL — SINGAPORE			23,238,879

SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
#	Abengoa SA	22,953	335,173
	Abertis Infraestructuras SA	71,798	1,233,021
	Acciona SA	6,929	655,413
#	Acerinox SA	106,547	1,339,405
#	Actividades de Construccion y Servicios SA	60,589	2,249,595
	Adolfo Dominguez SA	1,609	14,602
#	Amper SA	7,015	38,781
#	Antena 3 de Television SA	31,604	168,799
* #	Avanzit SA	27,527	42,817
*	Azkoyen SA	10,775	50,529
*	Azkoyen SA Issue 08	538	2,520
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	675,217	7,832,517
	Banco de Andalucia SA	1,901	87,313
#	Banco de Sabadell SA	449,091	3,063,181
#	Banco de Valencia SA	104,668	968,804
#	Banco Espanol de Credito SA	150,513	1,914,861
#	Banco Guipuzcoano SA	60,995	477,269
#	Banco Pastor SA	91,252	758,565

80

#	Banco Popular Espanol SA	304,623	2,772,268
	Banco Santander Central Hispano SA	187,310	2,025,789
*	Banco Santander SA	25,195	276,836
#	Banco Santander SA Sponsored ADR	1,096,296	11,774,219
#	Bankinter SA	157,068	1,694,834
*	Baron de Ley SA	2,113	118,362
* #	Bolsas y Mercados Espanoles	31,952	779,721
#	Campofrio Alimentacion SA	16,246	181,706
#	Cementos Portland Valderrivas SA	6,790	247,184
#	Cia Espanola de Petroleous SA	18,925	1,674,366
#	Cintra Concesiones de Infraestructuras de Transporte SA	29,474	262,231
	Construcciones y Auxiliar de Ferrocarriles SA	1,063	297,162
*	Corporacion Dermoestetica	12,583	63,599
* #	Dogi International Fabrics SA	13,276	11,855
	Duro Felguera SA	16,236	86,035
	Ebro Puleva SA	65,623	853,246
	Elecnor SA	6,947	82,148
	Enagas SA	89,060	1,740,021
* #	Ercros SA	601,222	115,543
#	Faes Farma SA	30,123	155,543
#	Fomento de Construcciones y Contratas SA	34,813	1,384,234
	Gamesa Corporacion Tecnologica SA	36,035	590,786
	Gas Natural SDG SA	31,574	971,780
* #	General de Alquiler de Maquinaria	8,457	72,452
#	Gestevision Telecinco SA	41,135	330,262
	Grifols SA	18,743	373,001
#	Grupo Catalana Occidente SA	30,874	485,555
	Grupo Empresarial Ence SA	59,281	273,584
#	Grupo Ferrovial SA	47,274	1,456,934
	Iberdrola SA	184,236	1,333,381
	Iberia Lineas Aereas de Espana SA	276,510	652,338
	Iberpapel Gestion SA	2,485	37,418
#	Indra Sistemas SA	37,920	736,825
#	Industria de Diseno Textil SA	14,898	503,589
* #	La Seda de Barcelona SA	257,738	132,079
*	Laboratorios Almirall SA	31,723	281,032
	Lingotes Especiales SA	2,224	10,779
	Mapfre SA	62,775	199,783
#	Mecalux SA	3,810	66,629
	Miquel y Costas & Miquel SA	5,837	68,724
#	Natra SA	4,183	25,892
*	Natraceutical SA	60,960	46,877
#	NH Hoteles SA	38,741	293,266
	Nicolas Correa SA	4,684	28,289
	Obrascon Huarte Lain SA	15,618	196,221
#	Papeles y Cartones de Europa SA	27,006	129,015
	Pescanova SA	3,498	126,706
	Prim SA (B0Z3382)	4,077	29,970
*	Prim SA (B3DJ3T4)	342	2,516
#	Promotora de Informaciones SA	47,277	185,170
	Prosegur Cia de Seguridad SA	9,261	263,101
*	Realia Business SA	50,705	141,482

81

	Red Electrica Corporacion SA	26,929	1,180,332
	Repsol YPF SA	1,793	34,096
	Repsol YPF SA Sponsored ADR	163,128	3,119,007
#	Sacyr Vallehermoso SA	50,414	464,937
*	Sacyr Vallehermoso SA Issue 08	3,601	33,046
#	Service Point Solutions SA	50,557	59,057
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	14,108	18,041
	Sol Melia SA	32,378	152,136
#	SOS Cuetara SA	21,945	305,620
*	Tavex Algodonera SA	13,157	12,463
*	Technocom Telecom Issue 08	1,246	5,037
*	Tecnicas Reunidas SA	2,685	76,704
* #	Tecnocom Telecomunicaciones y Energia SA	23,262	94,743
	Telefonica SA	5,983	110,775
	Telefonica SA Sponsored ADR	62,000	3,441,620
	Tubacex SA	42,119	150,193
	Tubos Reunidos SA	95,313	252,601
	Union Fenosa SA	28,413	602,858
	Unipapel SA	4,501	58,698
* #	Urbas Guadahermosa SA	8,757	2,234
*	Vertice Trescientos Sesenta Grados SA	1,752	1,848
	Vidrala SA	9,297	195,559
	Viscofan SA	25,809	443,916
#	Vocento SA	34,637	204,652
#	Zardoya Otis SA	19,446	368,418
* #	Zeltia SA	33,795	168,404

TOTAL — SPAIN			69,432,498

SWEDEN — (1.8%)
COMMON STOCKS — (1.8%)
#	Aarhuskarlshamn AB	12,487	153,235
	Acando AB	31,874	45,662
*	Active Biotech AB	8,450	42,274
	Addtech AB Series B	1,400	16,806
	AF AB Series B	7,700	127,461
	Alfa Laval AB	50,974	367,976
*	Anoto Group AB	29,000	8,752
	Aros Quality Group AB	5,000	18,628
#	Assa Abloy AB Series B	142,724	1,593,463
	Atlas Copco AB Series A	51,700	433,619
	Atlas Copco AB Series B	26,200	196,142
	Axfood AB	6,150	118,531
#	Axis Communications AB	10,350	110,826
	B&B Tools AB	8,264	89,960
*	BE Group AB	13,907	40,773
	Beiger Electronics AB	345	4,893
	Beijer Alma AB	6,700	58,244
	Bergs Timber AB Series B	4,200	9,011
#	Bilia AB Series A	9,300	26,647
	Billerud AB	25,000	141,127
* #	Biotage AB	44,000	34,625

82

*	Biovitrum AB	3,014	22,130
#	Boliden AB	164,340	395,284
*	Brostrom AB Series B	24,957	183,849
	Cantena AB	500	4,541
	Cardo AB	12,400	179,982
	Castellum AB	3,600	24,438
#	Clas Ohlson AB Series B	106,150	1,056,129
	Cloetta AB Series B	7,700	227,419
	Concordia Maritime AB Series B	20,600	44,975
#	D. Carnegie & Co. AB	31,440	85,482
#	Electrolux AB Series B	149,308	1,374,560
	Elekta AB Series B	16,000	202,339
*	Enea Data AB Series B	17,746	59,101
#	Eniro AB	62,867	145,663
	Fabege AB	13,000	51,540
	Fagerhult AB	2,628	47,057
	G & L Beijer AB Series B	1,700	28,606
#	Getinge AB	26,600	372,032
	Geveko AB	1,000	8,508
	Gunnebo AB	11,600	31,886
	Hakon Invest AB	31,562	360,224
	Haldex AB	16,100	75,059
#	Hemtex AB	2,026	7,602
#	Hennes & Mauritz AB Series B	14,586	523,045
#	Hexagon AB	38,900	254,802
*	Hexpol AB	3,350	13,444
*	HIQ International AB	13,955	44,598
	Hoganas AB Series B	14,300	201,145
#	Holmen AB Series B	31,070	875,761
#	Husqvarna AB Series A	13,310	90,639
#	Husqvarna AB Series B	73,400	508,896
	Industrial & Financial Systems AB Series B	9,900	43,303
*	Indutrade AB	4,400	57,856
	Intrum Justitia AB	17,800	175,864
#	JM AB	43,194	231,570
*	KappAhl Holding AB	16,200	60,043
	Klovern AB	9,100	18,277
#	Kungsleden AB	12,300	59,505
	Lagercrantz Group AB Series B	10,000	29,375
	Lammhults Design Group AB	2,400	14,474
*	LBI International AB	18,400	26,342
	Lennart Wallenstam Byggnads AB Series B	3,300	26,229
*	Lindab International AB	23,912	183,101
* #	Lundin Petroleum AB	110,032	525,300
#	Meda AB Series A	77,912	504,157
*	Medivir AB Series B	5,800	37,009
*	Mekonomen AB	2,400	26,324
*	Metro International SA SDR Series A	1,610	329
*	Metro International SA SDR Series B	3,220	746
* #	Micronic Laser Systems AB	19,636	25,346
	Modern Times Group AB Series B	7,950	170,591
	Munters AB	12,950	68,373

83

	NCC AB Series B	34,157	279,106
*	Net Insight AB Series B	50,000	19,644
	New Wave Group AB Series B	17,600	26,995
#	NIBE Industrier AB	26,895	145,942
	Niscayah Group AB	11,000	11,155
	Nobia AB	87,500	190,633
	Nolato AB Series B	10,986	59,591
#	Nordea Bank AB	382,165	3,063,104
	OEM International AB Series B	9,300	50,156
#	ORC Software AB	1,800	18,344
* #	Oriflame Cosmetics SA	5,500	171,828
*	Pa Resources AB	62,652	157,760
*	Partnertech AB	1,500	4,135
#	Peab AB Series B	26,400	74,072
	Peab Industri AB	13,200	54,319
*	Pricer AB Series B	250,588	11,384
*	Proffice AB	13,600	17,082
	Q-Med AB	8,300	34,135
#	RaySearch Laboratories AB	3,000	4,737
* #	Readsoft AB Series B	7,000	5,860
	Rederi AB Transatlantic Series B	10,302	41,432
*	Rezidor Hotel Group AB	40,800	108,477
#	rnb Retail & Brands AB	46,800	25,144
	Rorvik Timber AB	4,300	8,344
	Sandvik AB	67,800	440,031
*	SAS AB	25,500	134,840
	Scania AB Series A	6,000	48,346
	Scania AB Series B	30,100	247,383
*	Scribona AB Series B	10,000	5,821
	Securitas AB Series B	79,668	764,928
*	Semcon AB	3,200	10,832
*	Sintercast AB	2,200	19,232
#	Skandinaviska Enskilda Banken AB Series A	148,600	1,472,725
	Skanditek Industrifoervaltnings AB	173,975	351,037
	Skanska AB Series B	189,100	1,660,876
	SKF AB Series A	10,840	100,180
	SKF AB Series B	187,101	1,704,354
	Skistar AB	6,500	58,409
	SSAB Svenskt Stal AB Series A	105,082	1,062,489
	SSAB Svenskt Stal AB Series B	46,496	421,524
	Studsvik AB	1,000	8,858
	Svenska Cellulosa AB Series B	183,287	1,353,464
	Svenska Handelsbanken AB Series A	154,132	2,832,485
	SWECO AB Series B	13,785	84,494
#	Swedbank AB Series A	115,766	956,681
	Swedish Match AB (Frueher Svenska Taendsticks AB)	55,000	763,779
	Tele2 AB Series B	146,356	1,248,882
*	Teleca AB Series B	24,800	10,169
#	Telefonaktiebolaget LM Erricson Sponsored ADR	533,760	3,773,683
	TeliaSonera AB	437,842	1,926,359
*	TradeDoubler AB	2,750	12,411
#	Trelleborg AB Series B	47,600	284,550

84

*	Vitrolife AB	6,000	18,218
	Volvo AB Series A	83,542	431,728
	Volvo AB Series B	157,733	824,255
	Volvo AB Sponsored ADR	70,300	372,590

TOTAL — SWEDEN			41,412,497

SWITZERLAND — (6.3%)
COMMON STOCKS — (6.3%)
	ABB, Ltd.	86,839	1,139,424
	ABB, Ltd. Sponsored ADR	236,000	3,103,400
	Acino Holding AG	990	205,019
* #	Actelion, Ltd.	12,257	647,511
#	Adecco SA	82,547	2,871,554
*	Advanced Digital Broadcast Holdings SA	1,776	48,224
	AFG Arbonia-Forster Holding AG	708	89,230
	Allreal Holding AG	5,578	567,922
#	Also Holding AG	635	23,134
*	Aryzta AG	4,392	155,275
*	Ascom Holding AG	15,907	103,342
	Bachem Holdings AG	1,867	134,440
	Baloise-Holding AG	33,801	1,807,154
	Bank Coop AG	2,650	171,129
	Bank Sarasin & Cie Series B	21,041	619,204
	Banque Cantonale de Geneve	421	86,281
	Banque Cantonale Vaudoise	2,083	464,289
	Banque Privee Edmond de Rothschild SA	10	258,523
	Barry Callebaut AG	848	423,775
*	Basilea Pharmaceutica AG	2,104	285,294
	Basler Kantonalbank	4,080	404,394
	Belimo Holdings AG	136	93,384
*	Bell Holding AG	63	68,013
	Bellevue Group AG	4,075	140,941
	Berner Kantonalbank	1,977	386,800
	BKW FMB Energie AG	4,136	373,884
	Bobst Group AG	6,032	218,306
	Bossard Holding AG	1,352	75,118
	Bucher Industries AG	2,994	323,493
	Burckhardt Compression Holding AG	412	53,562
*	Card Guard AG	3,538	28,964
	Carlo Gavazzi Holding AG	209	20,532
*	Centralschweizerische Kraftwerke AG	414	178,500
	Charles Voegele Holding AG	4,882	176,901
	Ciba Specialty Chemicals AG	39,904	1,661,119
*	Cicor Technologies	729	19,643
#	Clariant AG	159,277	988,131
*	Compagnie Financiere Richemont SA Series A	125,313	2,634,415
	Conzzeta AG	119	174,249
	Credit Suisse Group	18,871	705,660
	Credit Suisse Group Sponsered ADR	346,715	12,967,141
*	Cytos Biotechnology AG	1,001	30,331
	Daetwyler Holding AG	3,418	138,826

85

*	Dottikon ES Holding AG	89	15,395
	Dufry Group	6,201	128,465
	EFG International AG	33,943	730,712
*	Eichhof Holding AG	34	10,387
	Elektrizitaets-Gesellschaft Laufenberg AG	507	486,993
	Emmi AG	1,242	117,928
	EMS-Chemie Holding AG	4,836	365,167
	Energiedienst Holding AG	5,685	244,955
	Feintol International Holding AG	147	26,424
	Flughafen Zuerich AG	2,782	741,248
#	Forbo Holding AG	1,026	252,224
#	Galenica Holding AG	1,280	387,032
#	Geberit AG	9,244	960,400
	George Fisher AG	2,370	531,414
#	Givaudan SA	3,771	2,569,615
	Gurit Holding AG	285	128,094
	Helvetia Holding AG	3,315	568,272
	Holcim, Ltd.	143,085	8,127,119
#	Implenia AG	1,760	50,247
	Industrieholding Cham AG	328	78,824
	Interroll-Holding SA	144	29,712
	Intershop Holding AG	192	48,111
	Jemoli Holdings AG	302	532,236
	Julius Baer Holdings, Ltd. AG	46,562	1,821,051
#	Kaba Holding AG	376	81,101
*	Kardex AG	2,584	74,049
	Komax Holding AG	2,065	133,922
#	Kudelski SA	22,770	240,136
	Kuehne & Nagel International AG	12,109	733,147
	Kuoni Reisen Holding AG	1,413	413,996
	Lem Holdings SA	157	26,181
	Lindt & Spruengli AG	15	363,899
*	Logitech International SA	40,232	599,799
#	Lonza Group AG	20,383	1,691,643
	Luzerner Kantonalbank AG	1,545	327,294
	Medisize Holding AG	270	12,614
*	Metall Zug AG	9	15,483
* #	Meyer Burger Technology AG	490	68,336
*	Micronas Semiconductor Holding AG	18,186	68,320
*	Mikron Holding AG	53,638	277,707
	Mobilezone Holding AG	6,928	44,823
	Mobimo Holding AG	2,531	299,361
	Nestle SA	454,270	17,665,194
#	Nobel Biocare Holding AG	9,962	171,134
	Novartis AG	879	44,616
	Novartis AG ADR	277,502	14,149,827
* #	Oerlikon Corp.	2,865	222,200
	Orell Fuessli Holding AG	367	58,691
#	Panalpina Welttransport Holding AG	7,362	334,968
	Partners Group Holdings AG	3,113	259,277
	Phoenix Mecano AG	448	134,940
*	Precious Woods Holding AG	1,929	79,160

86

	PSP Swiss Property AG	3,701	160,125
	PubliGroupe SA	6,849	651,798
*	Quadrant AG	382	26,383
	Rieters Holdings AG	2,806	486,217
	Roche Holding AG Bearer	5,944	918,558
	Roche Holding AG Genusschein	82,873	12,673,507
	Romande Energie Holding SA	289	499,323
*	Schaffner Holding AG	230	33,784
	Schindler Holding AG	5,100	233,491
	Schulthess Group AG	1,142	38,483
	Schweiter Technology AG	449	147,818
	Schweizerische National Versicherungs Gesellschaft	374	203,289
	SGS SA	585	575,955
	SIA Abrasives Holding AG	214	79,727
	Siegfried Holding AG	1,235	96,024
	Sika AG	979	771,917
	Societe Generale d’Affichage	659	79,833
	Sonova Holding AG	6,475	269,040
	St. Galler Kantonalbank	1,618	564,997
#	Straumann Holding AG	1,080	183,280
	Sulzer AG	18,171	1,072,814
	Swatch Group AG	20,538	3,204,834
	Swiss Life Holding AG	21,875	1,971,072
	Swiss Prime Site AG	1,550	71,326
	Swiss Re	120,001	5,004,482
	Swisscom AG	3,462	1,057,853
	Swisscom AG Sponsored ADR	5,100	153,510
*	Swisslog Holding AG	143,988	72,173
*	Swissmetal Holding AG	2,816	30,407
	Swissquote Group Holding SA	3,174	93,004
#	Syngenta AG ADR	103,398	3,865,017
	Tamedia AG	1,541	100,344
	Tecan Group AG	4,679	210,067
*	Temenos Group AG	10,262	128,525
	The Swatch Group AG	33,044	946,221
	Tornos SA	6,245	29,727
*	UBS AG	121,227	2,056,892
*	UBS AG ADR	30,398	513,726
	Valartis Group AG	12,139	195,023
#	Valiant Holding AG	10,967	1,889,620
	Valora Holding AG	2,276	329,990
	Vaudoise Assurances Holdings SA	579	82,710
*	Verwaltungs und Privat-Bank AG	1,705	236,523
	Vontobel Holdings AG	16,838	376,910
*	VZ Holding AG	546	22,421
	Walliser Kantonalbank	149	60,048
	WMH Walter Meier Holding AG	589	40,413
	Ypsomed Holdings AG	1,829	131,349
	Zehnder Holding AG	166	129,240
	Zuger Kantonalbank	65	190,301
	Zurich Financial SVCS AG	49,623	10,067,397
TOTAL COMMON STOCKS			145,637,762

87

RIGHTS/WARRANTS — (0.0%)
*	Precious Woods Holding AG Rights 10/31/08	1,485	13

TOTAL — SWITZERLAND			145,637,775

UNITED KINGDOM — (15.8%)
COMMON STOCKS — (15.8%)
	A & J Mucklow Group P.L.C.	1,576	5,855
	Abacus Group P.L.C.	16,350	13,273
	Aberdeen Asset Management P.L.C.	399,847	603,835
	Acal P.L.C.	6,247	10,636
	Admiral Group P.L.C.	25,100	372,091
*	AEA Technology P.L.C.	27,704	14,427
	Aegis Group P.L.C.	355,086	374,222
	Aga Rangemaster Group P.L.C.	42,331	58,142
	Aggreko P.L.C.	47,704	333,814
	Air Partner P.L.C.	2,004	18,164
*	Alba P.L.C.	6,399	2,396
	Alexandra P.L.C.	9,456	3,806
	Alexon Group P.L.C.	5,157	1,257
*	Alizyme P.L.C.	42,517	9,781
*	Alphameric P.L.C.	42,180	12,437
*	Alterian P.L.C.	13,451	18,179
	Alumasc Group P.L.C.	8,807	16,977
	Amec P.L.C.	147,598	1,234,887
	Amlin P.L.C.	361,175	1,849,425
	Anglo American P.L.C.	140,349	3,521,530
	Anglo Pacific Group P.L.C.	75,351	130,851
	Anglo-Eastern Plantations P.L.C.	6,286	24,167
	Anite P.L.C.	174,972	81,677
*	Antisoma P.L.C.	409,933	125,959
	Antofagasta P.L.C.	56,647	349,990
*	ARC International P.L.C.	46,290	10,996
	Arena Leisure P.L.C.	97,913	40,927
*	Aricom P.L.C.	3,496,670	684,990
*	Ark Therapeutics Group P.L.C.	83,807	56,746
	ARM Holdings P.L.C.	12,223	19,057
	ARM Holdings P.L.C. Sponsored ADR	153,780	725,842
	Arriva P.L.C.	129,642	1,254,212
	Ashmore Group P.L.C.	47,463	124,575
	Ashtead Group P.L.C.	417,333	287,087
	Associated British Foods P.L.C.	123,436	1,381,184
#	AstraZeneca P.L.C. Sponsored ADR	67,688	2,874,032
	Atkins WS P.L.C.	38,435	330,151
*	Autonomy Corp. P.L.C.	64,256	1,018,820
	Aveva Group P.L.C.	10,654	135,817
*	Avis Europe P.L.C.	3,311,738	356,095
	Aviva P.L.C.	998,599	5,956,647
	Avon Rubber P.L.C.	8,371	5,671
*	Axis-Shield P.L.C.	14,681	70,004

88

	Axon Group P.L.C.	6,761	69,012
	Babcock International Group P.L.C.	91,811	574,470
	BAE Systems P.L.C.	774,999	4,356,236
	Balfour Beatty P.L.C.	237,756	960,786
	Barclays P.L.C.	35,698	102,331
#	Barclays P.L.C. Sponsered ADR	380,300	4,095,831
	Barr (A.G.) P.L.C.	4,957	88,996
	BBA Aviation P.L.C.	337,224	432,716
	Beazley Group P.L.C.	254,174	433,333
	Bellway P.L.C.	76,420	665,753
	Benfield Group, Ltd. P.L.C.	60,197	330,478
	BG Group P.L.C.	51,096	751,312
	BG Group P.L.C. Sponsored ADR	27,200	2,037,280
	BHP Billiton P.L.C.	15,526	263,640
#	BHP Billiton P.L.C. ADR	77,600	2,664,008
*	Biocompatibles International P.L.C.	5,510	10,891
	Blacks Leisure Group P.L.C.	20,283	9,725
*	Blinkx P.L.C.	37,691	11,278
	Bloomsbury Publishing P.L.C.	32,713	84,530
	BlueBay Asset Management P.L.C.	16,299	52,935
	Bodycote P.L.C.	263,030	526,498
	Bovis Homes Group P.L.C.	84,050	459,432
	BP P.L.C.	79,890	651,221
	BP P.L.C. Sponsored ADR	568,076	28,233,377
	BPP Holdings P.L.C.	8,640	47,197
	Braemar Shipping Services P.L.C.	7,299	34,303
	Brammer P.L.C.	24,061	51,670
	Brewin Dolphin Holdings P.L.C.	106,505	193,616
	Brit Insurance Holdings P.L.C.	225,636	663,582
	British Airways P.L.C.	392,715	868,955
	British Airways P.L.C. Sponsored ADR	6,100	138,409
	British American Tobacco P.L.C.	82,247	2,255,976
#	British American Tobacco P.L.C. Sponsored ADR	19,800	1,076,328
	British Energy Group P.L.C.	70,490	843,124
	British Polythene Industries P.L.C.	15,627	45,958
	British Sky Broadcasting Group P.L.C.	20,913	127,263
#	British Sky Broadcasting Group P.L.C. Sponsored ADR	18,700	456,093
	Britvic P.L.C.	35,494	130,377
	BSS Group P.L.C.	68,913	253,359
#	BT Group P.L.C. Sponsored ADR	140,608	2,657,491
*	BTG P.L.C.	62,085	128,830
	Bunzl P.L.C.	50,234	505,072
	Burberry Group P.L.C.	128,484	571,827
	Business Post Group P.L.C.	12,676	58,645
	Cable and Wireless P.L.C.	1,115,347	2,210,602
	Cadbury P.L.C.	4,463	40,980
	Cadbury P.L.C. Sponsored ADR	122,368	4,525,169
*	Cairn Energy P.L.C.	57,782	1,496,993
	Camellia P.L.C.	43	3,926
	Capita Group P.L.C.	63,460	655,730
	Capital & Regional P.L.C.	36,457	26,901
	Carclo P.L.C.	21,066	21,195

89

	Care UK P.L.C.	27,817	101,208
	Carillion P.L.C.	313,490	1,051,497
	Carnival P.L.C.	34,284	753,956
	Carnival P.L.C. ADR	53,603	1,216,788
	Carpetright P.L.C.	3,979	29,250
	Carphone Warehouse Group P.L.C.	99,836	216,736
	Carr’s Milling Industries P.L.C.	2,672	20,183
*	Carter & Carter Group P.L.C.	3,084	—
	Castings P.L.C.	11,284	33,486
	Catlin Group, Ltd.	182,901	1,022,078
	Centaur Media P.L.C.	44,800	37,003
	Centrica P.L.C.	297,572	1,462,214
	Charles Stanley Group P.L.C.	6,583	19,500
	Charles Taylor Consulting P.L.C.	7,751	22,422
*	Charter International P.L.C.	82,978	540,839
	Chemring Group P.L.C.	6,868	176,197
	Chesnara P.L.C.	72,349	123,733
	Chime Communications P.L.C.	17,635	20,161
	Chloride Group P.L.C.	58,159	123,532
*	Chrysalis Group P.L.C.	4,723	5,734
	Clarkson P.L.C.	4,904	35,010
	Clinton Cards P.L.C.	67,260	16,802
	Close Brothers Group P.L.C.	93,608	814,516
*	CLS Holdings P.L.C.	3,021	14,459
	Cobham P.L.C.	485,287	1,474,869
	Collins Stewart P.L.C.	105,687	74,541
*	Colt Telecom Group SA	256,127	263,159
	Communisis P.L.C.	90,165	67,117
	Compass Group P.L.C.	423,975	1,971,519
	Computacenter P.L.C.	63,147	96,593
	Connaught P.L.C.	50,619	279,617
	Consort Medical P.L.C.	13,326	75,512
	Cookson Group P.L.C.	106,278	344,028
	Corin Group P.L.C.	3,868	7,504
	Cosalt P.L.C.	1,784	4,873
	Costain Group P.L.C.	69,972	23,018
	Cranswick P.L.C.	25,835	263,813
	Creston P.L.C.	18,283	5,876
	Croda International P.L.C.	52,696	435,083
*	CSR P.L.C.	80,792	269,441
	Daejan Holdings P.L.C.	1,617	68,777
	Daily Mail & General Trust P.L.C. Series A	166,184	782,552
	Dairy Crest Group P.L.C.	97,560	487,432
*	Dana Petroleum P.L.C.	45,042	724,615
	Davis Service Group P.L.C.	111,287	396,153
	Dawson Holdings P.L.C.	29,101	23,693
	De La Rue P.L.C.	31,027	447,589
#	Debenhams P.L.C.	358,538	220,825
	Dechra Pharmaceuticals P.L.C.	10,355	65,815
	Delta P.L.C.	123,654	154,842
	Development Securities P.L.C.	31,461	144,079
	Devro P.L.C.	109,117	126,850

90

	Diageo P.L.C. Sponsored ADR	30,700	1,909,233
	Dicom Group P.L.C.	27,226	62,944
	Dignity P.L.C.	24,720	237,149
	Dimension Data Holdings P.L.C.	869,508	417,718
	Diploma P.L.C.	60,640	126,877
	Domino Printing Sciences P.L.C.	61,376	197,454
	Drax Group P.L.C.	128,019	1,189,587
	DS Smith P.L.C.	279,552	299,899
	DSG International P.L.C.	1,009,756	525,672
	DTZ Holdings P.L.C.	9,294	8,420
	Dunelm Group P.L.C.	28,656	67,057
	Dyson Group P.L.C.	3,999	2,996
	E2V Technologies P.L.C.	23,845	86,489
*	easyJet P.L.C.	165,228	824,253
	Electrocomponents P.L.C.	241,384	553,606
	Elementis P.L.C.	361,571	341,028
*	Emerald Energy P.L.C.	14,515	75,997
	Ennstone P.L.C.	254,298	19,282
	Enterprise Inns P.L.C.	295,941	466,035
*	Entertainment Rights P.L.C.	75,572	1,523
*	Erinaceous Group P.L.C.	16,996	451
	Euromoney Institutional Investor P.L.C.	25,384	109,148
	Evolution Group P.L.C.	142,565	190,473
	Experian P.L.C.	231,168	1,274,884
	F&C Asset Management P.L.C.	237,722	162,222
	Fenner P.L.C.	88,383	145,757
	Fiberweb P.L.C.	12,365	6,965
	Fidessa Group P.L.C.	10,920	100,876
	Filtrona P.L.C.	113,852	228,704
	Filtronic P.L.C.	29,188	20,240
	Findel P.L.C.	29,210	28,925
	Firstgroup P.L.C.	56,979	376,010
	Forth Ports P.L.C.	19,677	311,249
*	Fortune Oil P.L.C.	347,850	36,645
	French Connection Group P.L.C.	63,289	50,795
	Friends Provident P.L.C.	1,795,681	2,059,082
	Fuller Smith & Turner P.L.C.	21,307	105,298
	Future P.L.C.	227,091	47,682
	G4S P.L.C.	640,793	1,940,765
	Galiform P.L.C.	2,434,974	880,265
	Galliford Try P.L.C.	311,067	228,823
	Game Group P.L.C.	141,496	296,810
* #	Games Workshop Group P.L.C.	7,668	33,219
*	Gem Diamonds, Ltd.	26,055	127,562
*	Genus P.L.C.	33,267	324,933
	GKN P.L.C.	543,938	1,043,014
	GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,196,620
	Go-Ahead Group P.L.C.	7,587	166,167
	Goldshield Group P.L.C.	12,229	39,191
	Grainger P.L.C.	9,661	12,380
	Greene King P.L.C.	73,544	379,792
	Greggs P.L.C.	4,154	218,263

91

*	Gresham Computing P.L.C.	10,000	9,067
	Guinness Peat Group P.L.C.	48,022	26,768
	Halfords Group P.L.C.	121,761	434,501
	Halma P.L.C.	184,653	488,271
	Hampson Industries P.L.C.	68,662	123,306
	Hansard Global P.L.C.	1,389	2,941
*	Hardy Oil & Gas P.L.C.	17,474	54,232
	Hardy Underwriting Group P.L.C.	14,027	57,635
*	Hargreaves Lansdown P.L.C.	41,704	114,678
	Harvey Nash Group P.L.C.	28,747	10,200
	Havelock Europa P.L.C.	13,179	8,064
	Hays P.L.C.	185,056	203,160
	HBOS P.L.C.	639,948	1,047,868
	Headlam Group P.L.C.	44,884	154,839
	Helical Bar P.L.C.	57,324	275,603
#	Helphire P.L.C.	88,705	150,761
	Henderson Group P.L.C.	359,644	307,605
	Henry Boot P.L.C.	43,832	42,155
*	Heywood Williams Group P.L.C.	30,224	1,905
	Hikma Pharmaceuticals P.L.C.	60,295	314,405
	Hill & Smith Holdings P.L.C.	43,995	140,753
	Hiscox, Ltd.	281,548	1,115,633
#	HMV Group P.L.C.	155,649	249,317
	Hochschild Mining P.L.C.	38,477	82,768
	Hogg Robinson Group P.L.C.	127,702	39,193
	Holidaybreak P.L.C.	17,060	48,833
	Home Retail Group P.L.C.	250,062	797,015
	Homeserve P.L.C.	21,659	444,719
	Hornby P.L.C.	17,724	31,994
	HSBC Holdings P.L.C.	28,657	339,419
	HSBC Holdings P.L.C. Sponsered ADR	470,156	27,739,204
	Hunting P.L.C.	43,251	299,491
	Huntsworth P.L.C.	71,932	40,207
	Hyder Consulting P.L.C.	9,237	28,294
	ICAP P.L.C.	111,640	556,293
	IG Group Holdings P.L.C.	60,025	280,437
*	Imagination Technologies Group P.L.C.	39,184	30,521
	IMI P.L.C.	136,471	606,507
*	Impellam Group P.L.C.	4,706	1,966
*	Imperial Energy Corp. P.L.C.	22,350	305,839
	Imperial Tobacco Group P.L.C.	13,900	372,541
	Imperial Tobacco Group P.L.C. ADR	18,000	959,400
	Inchcape P.L.C.	230,880	294,387
	Informa P.L.C.	173,178	586,721
	Inmarsat P.L.C.	62,763	427,918
	Innovation Group P.L.C.	178,483	15,039
*	Intec Telecom Systems P.L.C.	84,577	36,142
	Intercontinental Hotels Group P.L.C.	7,196	61,092
	Intercontinental Hotels Group P.L.C. ADR	33,944	292,258
	Intermediate Capital Group P.L.C.	65,997	1,028,855
	International Personal Finance P.L.C.	126,028	285,129
	International Power P.L.C.	667,076	2,386,463

92

	Interserve P.L.C.	62,595	186,959
	Intertek Group P.L.C.	29,156	345,297
*	Invensys P.L.C.	141,503	354,833
	Investec P.L.C.	309,083	1,173,784
*	IP Group P.L.C.	127,949	137,175
	ITE Group P.L.C.	38,841	52,957
	ITV P.L.C.	2,389,640	1,154,109
	J.D. Wetherspoon P.L.C.	20,187	83,991
	James Fisher & Sons P.L.C.	19,249	105,226
	Jardine Lloyd Thompson Group P.L.C.	54,210	386,680
	JD Sports Fashion P.L.C.	9,632	39,175
	JJB Sports P.L.C.	117,363	55,970
	JKX Oil and Gas P.L.C.	44,207	108,412
	John Menzies P.L.C.	10,110	27,618
	John Wood Group P.L.C.	117,008	452,257
	Johnson Matthey P.L.C.	56,941	856,999
	Johnston Press P.L.C.	1,456,828	582,048
	Kazakhmys P.L.C.	45,731	214,409
	Kcom Group P.L.C.	313,389	91,180
	Keller Group P.L.C.	31,494	264,902
	Kesa Electricals P.L.C.	288,336	370,261
	Kewill P.L.C.	29,349	14,139
	Kier Group P.L.C.	19,025	207,731
	Kingfisher P.L.C.	1,827,242	3,372,620
	Ladbrokes P.L.C.	120,363	306,734
	Laird P.L.C.	104,036	273,212
	Laura Ashley Holdings P.L.C.	157,940	37,791
	Lavendon Group P.L.C.	21,686	48,939
	Legal and General Group P.L.C.	2,204,854	2,535,782
	Liontrust Asset Management P.L.C.	4,633	8,684
	Lloyds TSB Group P.L.C.	52,575	169,928
#	Lloyds TSB Group P.L.C. Sponsored ADR	373,194	4,717,172
	Logica P.L.C.	644,835	717,859
	London Stock Exchange Group P.L.C.	64,967	589,393
	Lonmin P.L.C.	14,020	261,475
	Lookers P.L.C.	42,703	22,620
	Low & Bonar P.L.C.	112,993	88,716
*	LSL Property Services P.L.C.	14,831	9,586
	Luminar Group Holdings P.L.C.	48,410	120,063
	Man Group P.L.C.	404,940	2,337,911
	Management Consulting Group P.L.C.	228,686	102,882
	Manganese Bronze Holdings P.L.C.	3,904	9,665
	Marks & Spencer Group P.L.C.	795,988	2,821,905
	Marshalls P.L.C.	88,489	139,728
	Marston’s P.L.C.	148,867	227,774
	Mcbride P.L.C.	83,158	168,551
	Meggitt P.L.C.	417,072	913,685
	Melrose P.L.C.	255,657	367,473
	Melrose Resources P.L.C.	27,054	89,519
*	Metalrax Group P.L.C.	22,274	4,133
	Michael Page International P.L.C.	49,994	161,937
	Micro Focus International P.L.C.	22,190	93,820

93

	Millennium and Copthorne Hotels P.L.C.	99,613	339,516
*	Minerva P.L.C.	81,885	22,822
	Misys P.L.C.	145,039	259,706
	Mitchells & Butlers P.L.C.	134,241	339,831
	Mitie Group P.L.C.	158,681	482,172
	MJ Gleeson Group P.L.C.	16,223	22,158
	Mondi P.L.C.	232,526	843,920
*	Monitise P.L.C.	15,787	1,431
	Morgan Crucible Co. P.L.C.	122,037	211,038
	Morgan Sindall P.L.C.	20,100	162,812
	Morse P.L.C.	67,859	20,944
	Mothercare P.L.C.	50,322	246,731
	Mouchel Group P.L.C.	47,646	241,725
*	MWB Group Holdings P.L.C.	22,990	16,774
	N Brown Group P.L.C.	86,838	308,627
	National Express Group P.L.C.	46,653	429,764
	National Grid P.L.C.	12,791	144,092
	National Grid P.L.C. Sponsored ADR	31,300	1,790,986
	NCC Group, Ltd.	8,070	45,609
	Nestor Healthcare Group P.L.C.	46,858	19,251
	New Star Asset Management Group P.L.C.	52,899	26,783
	Next P.L.C.	31,577	536,714
	Northern Foods P.L.C.	228,543	178,791
* #	Northern Rock P.L.C.	42,509	61,571
	Northgate P.L.C.	46,984	96,680
	Northumbrian Water Group P.L.C.	161,921	813,718
	Novae Group P.L.C.	43,435	189,815
	Old Mutual P.L.C.	1,550,368	1,255,443
	OPD Group P.L.C.	5,978	8,221
*	Optos P.L.C.	2,240	2,345
*	Oxford Biomedica P.L.C.	216,069	20,882
	Oxford Instruments P.L.C.	21,584	64,977
*	Pace P.L.C.	90,697	54,743
	PayPoint P.L.C.	9,427	80,230
	Pearson P.L.C.	16,449	163,837
#	Pearson P.L.C. Sponsored ADR	607,283	6,145,704
#	Pendragon P.L.C.	326,997	26,804
	Pennon Group P.L.C.	69,680	602,989
#	Persimmon P.L.C.	172,358	834,423
	Petrofac, Ltd.	30,740	212,806
	Phoenix IT Group, Ltd.	27,619	70,642
* #	Photo-Me International P.L.C.	1,495,862	253,316
	Pinewood Shepperton P.L.C.	14,810	33,619
*	Pinnacle Staffing Group P.L.C.	15,255	368
	Premier Farnell P.L.C.	104,478	219,512
	Premier Foods P.L.C.	475,415	210,801
*	Premier Oil P.L.C.	34,701	416,008
*	Prostrakan Group P.L.C.	50,004	70,134
*	Protherics P.L.C.	163,946	92,494
	Provident Financial P.L.C.	60,295	768,598
	Prudential P.L.C.	56,043	281,523
#	Prudential P.L.C. ADR	284,307	2,948,264

94

	Psion P.L.C.	73,870	90,455
	Punch Taverns P.L.C.	90,750	228,321
	PV Crystalox Solar P.L.C.	77,626	169,526
	PZ Cussons P.L.C.	155,686	314,256
	Qinetiq P.L.C.	293,486	806,624
	Quintain Estates & Development P.L.C.	76,595	104,597
	R.E.A. Holdings P.L.C.	11,361	49,402
*	Rank Group P.L.C.	149,910	137,845
	Rathbone Brothers P.L.C.	23,570	305,394
	Raymarine P.L.C.	10,990	2,642
	Reckitt Benckiser Group P.L.C.	28,187	1,192,303
#	Redrow P.L.C.	111,764	373,800
	Reed Elsevier P.L.C.	7,445	65,325
#	Reed Elsevier P.L.C. ADR	37,941	1,341,594
*	Regus P.L.C.	332,154	249,903
	Renishaw P.L.C.	26,120	223,128
*	Renold P.L.C.	19,266	15,789
*	Renovo Group P.L.C.	132,895	54,266
	Rensburg Sheppards P.L.C.	10,746	79,281
	Rentokil Initial P.L.C.	645,565	469,189
	Restaurant Group P.L.C.	83,949	170,292
	Rexam P.L.C.	505,581	3,046,531
	Ricardo P.L.C.	18,827	79,713
	Rio Tinto P.L.C.	2,913	136,072
	Rio Tinto P.L.C. Sponsored ADR	5,600	1,040,872
	RM P.L.C.	30,813	76,603
	Robert Walters P.L.C.	28,915	40,812
	Robert Wiseman Dairies P.L.C.	16,663	103,718
	ROK P.L.C.	53,894	66,062
*	Rolls-Royce Group P.L.C.	769,304	4,070,316
*	Rolls-Royce Group P.L.C. Series C	44,004,189	70,818
	Rotork P.L.C.	15,060	180,461
	Royal Bank of Scotland Group P.L.C.	3,081,687	3,394,526
	Royal Dutch Shell P.L.C. ADR	531,903	29,408,917
	Royal Dutch Shell P.L.C. Series B	109,362	2,964,994
	RPC Group P.L.C.	69,353	121,045
	RPS Group P.L.C.	107,367	255,577
	RSA Insurance Group P.L.C.	2,543,937	5,657,292
	S&U P.L.C.	2,614	12,822
	SABmiller P.L.C.	197,807	3,141,921
	Sage Group P.L.C.	577,604	1,617,021
	Sainsbury (J.) P.L.C.	544,960	2,489,468
*	Salamander Energy P.L.C.	65,390	181,407
	Savills P.L.C.	97,564	360,513
	Schroders P.L.C.	70,597	905,029
	Schroders P.L.C. Non-Voting	34,191	363,855
*	SCi Entertainment Group P.L.C.	46,649	15,767
	Scott Wilson Group P.L.C.	55,155	92,191
	Scottish & Southern Energy P.L.C.	99,391	1,948,232
*	SDL P.L.C.	36,955	144,887
	Senior P.L.C.	219,997	201,887
	Serco Group P.L.C.	75,740	451,681

95

	Severfield-Rowen P.L.C.	56,797	140,372
	Severn Trent P.L.C.	33,230	734,492
	Shanks Group P.L.C.	194,413	392,943
	Shire, P.L.C.	2,251	29,496
	Shire, P.L.C. ADR	19,600	773,220
	Shore Capital Group P.L.C.	90,186	33,290
	SIG P.L.C.	88,188	345,910
	Signet Group, Ltd.	4,176	40,907
	Signet Jewelers, Ltd. ADR	49,693	505,875
*	SkyePharma P.L.C.	80	235
	Smith & Nephew P.L.C.	7,085	64,873
#	Smith & Nephew P.L.C. Sponsored ADR	17,600	812,592
	Smiths Group P.L.C.	81,036	1,043,390
	Smiths News P.L.C.	55,518	50,883
*	Soco International P.L.C.	13,470	310,318
	Southern Cross Healthcare, Ltd.	31,784	48,632
	Spectris P.L.C.	58,770	471,728
	Speedy Hire P.L.C.	33,092	127,593
	Spirax-Sarco Engineering P.L.C.	34,758	451,068
	Spirent Communications P.L.C.	209,300	183,096
	Spirent Communications P.L.C. Sponsored ADR	25,100	87,599
*	Sportech P.L.C.	47,955	38,744
	Sports Direct International P.L.C.	87,285	61,558
	Spring Group P.L.C.	46,963	25,462
	SSL International P.L.C.	37,930	256,174
	St Ives Group P.L.C.	57,893	81,522
	ST Modwen Properties P.L.C.	62,355	190,949
	St. Jame’s Place P.L.C.	108,073	323,196
	Stagecoach Group P.L.C.	184,792	554,849
	Standard Chartered P.L.C.	283,281	4,681,789
	Standard Life P.L.C.	948,770	3,672,716
	Sthree P.L.C.	42,650	103,913
*	STV Group P.L.C.	56,611	146,759
	T. Clarke P.L.C.	22,548	44,371
	Tate & Lyle P.L.C.	230,749	1,371,798
	Taylor Nelson Sofres P.L.C.	71,663	282,828
	Ted Baker P.L.C.	12,672	66,852
	Telecom Plus P.L.C.	23,457	116,331
	Tesco P.L.C.	1,092,470	5,985,759
*	The 600 Group P.L.C.	28,563	7,689
	The Berkeley Group Holdings P.L.C.	49,406	594,861
	The Vitec Group P.L.C.	21,322	60,216
	The Weir Group P.L.C.	70,714	397,258
	Thomas Cook Group P.L.C.	307,383	833,878
#	Thomson Reuters P.L.C.	70,330	1,218,592
#	Thomson Reuters P.L.C. ADR	706	73,819
	Thorntons P.L.C.	23,004	38,656
	Tomkins P.L.C.	14,460	26,541
	Tomkins P.L.C. Sponsored ADR	170,934	1,258,074
	Topps Tiles P.L.C.	36,015	19,025
	Town Centre Securities P.L.C.	7,998	15,485
*	Trafficmaster P.L.C.	25,933	4,596

96

	Travis Perkins P.L.C.	71,434	338,095
	Tribal Group P.L.C.	23,952	34,736
	Trifast P.L.C.	29,862	16,028
	Trinity Mirror P.L.C.	1,096,770	616,133
	TT electronics P.L.C.	91,137	69,404
	TUI Travel P.L.C.	110,158	336,253
	Tullett Prebon P.L.C.	47,683	182,737
	Tullow Oil P.L.C.	74,486	632,577
*	UK Coal P.L.C.	74,993	117,526
	Ultra Electronics Holdings P.L.C.	13,344	236,719
	Umeco P.L.C.	39,344	170,830
	Unilever P.L.C.	17,957	403,419
	Unilever P.L.C. Sponsored ADR	120,000	2,707,200
*	Uniq P.L.C.	17,006	7,662
	Unite Group P.L.C.	5,289	12,836
	United Business Media P.L.C.	90,250	587,276
*	United Utilities Group P.L.C.	74,493	841,174
*	United Utilities Group P.L.C. ADR	10,818	240,484
	UTV Media P.L.C.	20,540	27,694
*	Vanco P.L.C.	7,281	7,529
*	Vectura Group P.L.C.	128,176	97,570
	Vedanta Resources P.L.C.	36,884	510,803
	Venture Production P.L.C.	47,485	309,895
*	Vernalis P.L.C.	58,280	2,769
	Victrex P.L.C.	28,073	259,647
	Vislink P.L.C.	25,526	13,235
	Vodafone Group P.L.C.	806,505	1,551,485
	Vodafone Group P.L.C. Sponsored ADR	1,012,331	19,507,618
*	Volex Group P.L.C.	13,778	7,003
	Vp P.L.C.	11,576	23,244
	VT Group P.L.C.	68,733	553,665
	Wagon P.L.C.	17,912	556
	Warner Estate Holdings P.L.C.	1,966	2,136
	Waterman Group P.L.C.	13,772	17,024
	Wellstream Holdings P.L.C.	17,103	119,407
#	WH Smith P.LC.	76,911	462,414
	Whitbread P.L.C.	134,829	1,954,158
	White Young Green P.L.C.	21,044	42,468
	William Hill P.L.C.	134,829	414,558
	William Morrison Supermarkets P.L.C.	836,804	3,563,057
	Wilmington Group P.L.C.	33,624	78,182
	Wincanton P.L.C.	49,175	140,737
*	Wolfson Microelectronics P.L.C.	67,240	94,019
	Wolseley P.L.C.	72,899	398,949
	Wolseley P.L.C. ADR	62,362	334,884
	Woolworths Group P.L.C.	691,502	47,478
	WPP Group P.L.C.	16,973	101,528
	WPP Group P.L.C. Sponsored ADR	49,747	1,512,806
	WSP Group P.L.C.	36,235	169,341
	Xaar P.L.C.	21,799	19,925
*	Xchanging P.L.C.	114,591	408,153
	XP Power, Ltd.	1,410	4,057

97

	Xstrata P.L.C.	69,019	1,180,522
	Yell Group P.L.C.	542,778	538,686
	Yule Catto & Co. P.L.C.	27,063	37,036

	TOTAL — UNITED KINGDOM		365,973,475

			Value †
	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Peplin, Inc.	91,862	21,366

		Face
		Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (2.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,025,000 FHLMC 6.50%, 09/01/37 & FNMA 5.00%, 06/01/22, valued at $64,525,760) to be repurchased at $63,573,980	$63,569	63,569,000

		Shares
	SECURITIES LENDING COLLATERAL — (15.1%)
§ @	DFA Short Term Investment Fund LP	347,448,412	347,448,412

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,664,954 FHLMC 5.000%, 04/01/35, valued at $1,781,614) to be repurchased at $1,746,716	$1,747	1,746,680

	TOTAL SECURITIES LENDING COLLATERAL		349,195,092

	TOTAL INVESTMENTS - (100.0%) (Cost $3,602,027,045)		$2,321,884,990

See accompanying Notes to Financial Statements.

98

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
#	ABB Grain, Ltd.	13,218	$72,221
	Adelaide Brighton, Ltd.	32,756	49,828
# *	Aditya Birla Minerals, Ltd.	7,401	1,352
	AGL Energy, Ltd.	7,947	74,627
#	Alesco Corp., Ltd.	957	3,564
	Alumina, Ltd.	26,029	37,043
	Alumina, Ltd. Sponsored ADR	4,700	26,884
	Amalgamated Holdings, Ltd.	1,450	4,061
	Amcor, Ltd.	33,124	127,872
	Amcor, Ltd. Sponsored ADR	500	7,725
	AMP, Ltd.	7,539	27,423
	Ansell, Ltd.	5,260	44,250
#	APA Group	15,201	29,624
#	APN News & Media, Ltd.	18,040	29,297
*	Aquila Resources, Ltd.	3,394	8,318
#	Aristocrat Leisure, Ltd.	6,542	16,475
# *	Arrow Energy NL	36,879	61,509
	Asciano Group	23,004	32,137
#	ASX, Ltd.	1,768	35,501
*	Austar United Communications, Ltd.	32,793	19,667
	Austereo Group, Ltd.	31,793	29,734
*	Australasian Resources, Ltd.	31,503	8,546
	Australia & New Zealand Banking Group, Ltd.	35,610	417,438
#	Australian Agricultural Co., Ltd.	15,396	19,379
	Australian Infrastructure Fund	18,639	20,198
#	Australian Wealth Management, Ltd.	26,965	14,289
*	Australian Worldwide Exploration, Ltd.	25,758	43,027
	AWB, Ltd.	39,914	69,806
	AXA Asia Pacific Holdings, Ltd.	33,047	97,491
#	Babcock & Brown Infrastructure Group	67,889	8,676
#	Babcock & Brown Wind Partners	25,572	14,317
	Babcock & Brown, Ltd.	635	555
#	Bank of Queensland, Ltd.	11,329	101,407
	Beach Petroleum, Ltd.	111,329	72,313
	Bendigo Bank, Ltd.	14,396	126,998
	BHP Billiton, Ltd.	1,925	36,982
	BHP Billiton, Ltd. Sponsored ADR	5,100	198,288
#	Billabong International, Ltd.	4,848	38,755
	BlueScope Steel, Ltd.	27,010	79,441
	Boart Longyear Group	24,822	7,202
#	Boral, Ltd.	39,624	119,260
#	Bradken, Ltd.	5,091	16,790

1

	Brambles, Ltd.	12,302	65,619
#	Brickworks, Ltd.	7,447	52,501
	Cabcharge Australia, Ltd.	7,235	33,285
#	Caltex Australia, Ltd.	7,158	45,083
	Campbell Brothers, Ltd.	285	4,563
#	Centennial Coal Co., Ltd.	22,996	54,077
#	Challenger Financial Services Group, Ltd.	19,789	21,820
	Clough, Ltd.	65,000	16,614
# *	Coal of Africa, Ltd.	8,139	5,390
	Coca-Cola Amatil, Ltd.	6,433	34,725
#	Cochlear, Ltd.	1,029	39,041
	Commonwealth Bank of Australia	19,740	539,608
	Computershare, Ltd.	7,697	43,515
	ConnectEast Group	55,150	26,733
	Crane Group, Ltd.	4,319	25,961
	Crown, Ltd.	18,973	84,912
	CSL, Ltd.	2,675	65,055
	CSR, Ltd.	70,627	102,658
	David Jones, Ltd.	32,734	67,420
	Downer EDI, Ltd.	27,892	90,581
	DUET Group	3,844	6,134
*	Eastern Star Gas, Ltd.	53,053	14,327
	Emeco Holdings, Ltd.	38,194	14,589
	Energy Developments, Ltd.	17,066	28,411
# *	Energy World Corp., Ltd.	36,310	9,281
	Envestra, Ltd.	78,302	33,294
#	Fairfax Media, Ltd.	73,045	93,645
	Felix Resources, Ltd.	791	6,295
	FKP Property Group	1,835	1,405
	Fleetwood Corp., Ltd.	4,969	20,613
#	Flight Centre, Ltd.	2,455	22,980
*	Fortescue Metals Group, Ltd.	22,863	45,218
	Foster’s Group, Ltd.	24,201	92,515
#	Futuris Corp., Ltd.	39,429	30,768
*	Geodynamics, Ltd.	37,639	19,034
	Goodman Fielder, Ltd.	109,820	121,874
*	Graincorp, Ltd. Series A	2,800	13,046
	GUD Holdings, Ltd.	5,363	16,904
	Gunns, Ltd.	64,281	51,128
#	GWA International, Ltd.	22,630	36,140
	Harvey Norman Holdings, Ltd.	34,792	60,054
	Hastie Group, Ltd.	17,803	17,021
#	Healthscope, Ltd.	10,925	31,561
#	Hills Industries, Ltd.	13,131	33,889
# *	Iluka Resources, Ltd.	27,651	66,862
	Incitec Pivot, Ltd.	17,258	46,269
	Insurance Australia Group, Ltd.	58,915	149,239
	IOOF Holdings, Ltd.	10,494	29,393
	Iress Market Technology, Ltd.	8,789	27,048
*	Kagara, Ltd.	9,117	3,177
*	Karoon Gas Australia, Ltd.	9,112	13,071
# *	Kingsgate Consolidated, Ltd.	13,748	23,810

2

#	Leighton Holdings, Ltd.	1,469	24,426
	Lend Lease Corp., Ltd.	23,946	110,804
# *	Lihir Gold, Ltd.	66,985	83,582
*	Linc Energy, Ltd.	11,929	23,360
	Lion Nathan, Ltd.	1,093	6,459
# *	Lynas Corp., Ltd.	31,288	6,611
	MacArthur Coal, Ltd.	5,400	21,796
	MacMahon Holdings, Ltd.	26,415	12,821
	Macquarie Airports	14,746	20,971
#	Macquarie Communications Infrastructure Group	8,745	9,405
#	Macquarie Group, Ltd.	10,003	198,450
	Macquarie Media Group, Ltd.	12,586	10,521
	Metcash, Ltd.	28,671	77,384
#	Minara Resources, Ltd.	11,796	8,137
# *	Mirabela Nickel, Ltd.	6,370	6,678
	Mirvac, Ltd.	2,186	1,431
	Monadelphous Group, Ltd.	3,185	17,055
*	Mount Gibson Iron, Ltd.	3,385	911
# *	Murchison Metals, Ltd.	12,393	6,282
	MYOB, Ltd.	47,851	35,740
	National Australia Bank, Ltd.	29,710	482,078
	Navitas, Ltd.	23,297	32,878
	New Hope Corp., Ltd.	5,609	12,970
	Newcrest Mining, Ltd.	13,697	188,285
*	Nexus Energy, Ltd.	23,896	8,867
	Nufarm, Ltd.	3,436	24,868
	Oil Search, Ltd.	23,186	70,244
	Onesteel, Ltd.	32,766	75,277
	Orica, Ltd.	6,728	87,454
	Origin Energy, Ltd.	4,163	43,659
	OZ Minerals, Ltd.	39,283	24,678
	Pacific Brands, Ltd.	27,783	18,638
# *	Paladin Energy, Ltd.	36,781	56,351
# *	PanAust, Ltd.	98,785	14,292
#	Panoramic Resources, Ltd.	1,204	864
	Paperlinx, Ltd.	37,215	34,658
	Peet, Ltd.	8,000	10,147
#	Perpetual Trustees Australia, Ltd.	884	20,585
*	Pharmaxis, Ltd.	4,735	4,739
	Platinum Asset Mangement, Ltd.	5,135	11,121
*	Portman, Ltd.	806	11,491
	Primary Health Care, Ltd.	13,079	40,041
	Programmed Maintenance Service, Ltd.	13,855	28,463
	Publishing and Broadcasting, Ltd.	12,011	16,436
	Qantas Airways, Ltd.	43,770	71,094
	QBE Insurance Group, Ltd.	11,699	199,596
*	Queensland Gas Co., Ltd.	28,161	109,667
	Ramsay Health Care, Ltd.	2,982	20,143
	Rio Tinto, Ltd.	4,576	236,729
# *	Riversdale Mining, Ltd.	11,358	23,190
*	Roc Oil Co., Ltd.	23,284	9,555
	SAI Global, Ltd.	16,244	26,550

3

	Santos, Ltd.	17,691	160,172
	Sedgman, Ltd.	8,000	6,797
#	Seek, Ltd.	8,870	19,618
#	Seven Network, Ltd.	6,540	27,446
#	Sigma Pharmaceuticals, Ltd.	82,525	69,235
*	Silex System, Ltd.	5,714	14,885
	Sims Group, Ltd.	5,010	48,044
# *	Sino Gold Mining, Ltd.	14,662	33,771
	Sonic Healthcare, Ltd.	8,904	81,371
	SP Ausnet	44,710	32,956
	Spark Infrastructure Group	29,063	28,400
#	Spotless Group, Ltd.	10,982	18,431
	St. George Bank, Ltd.	10,079	188,571
	Straits Resources, Ltd.	899	784
	Suncorp-Metway, Ltd.	35,204	189,509
	Sunland Group, Ltd.	19,187	12,686
	TABCORP Holdings, Ltd.	26,443	121,231
	Tassal Group, Ltd.	22,469	26,193
#	Tatts Group, Ltd.	46,769	78,322
	Telstra Corp., Ltd.	9,597	26,417
	Telstra Corp., Ltd. ADR	600	8,358
#	Ten Network Holdings, Ltd.	36,370	33,077
	Thakral Holdings Group	48,013	16,966
	Toll Holdings, Ltd.	18,282	72,983
	Tower Australia Group, Ltd.	20,525	28,724
*	Transfield Services Infrastructure Fund	27,020	19,221
#	Transfield Services, Ltd.	6,963	18,973
#	Transpacific Industries Group, Ltd.	14,008	33,353
#	Transurban Group	11,180	40,141
#	United Group, Ltd.	4,342	27,552
	Virgin Blue Holdings, Ltd.	11,131	2,570
	Washington H. Soul Pattinson & Co., Ltd.	13,678	79,131
#	Wesfarmers, Ltd.	4,075	58,564
	West Australian Newspapers Holdings, Ltd.	5,038	20,783
# *	Western Areas NL	4,482	12,113
	Westpac Banking Corp.	689	9,453
	Westpac Banking Corp. Sponsored ADR	4,863	330,100
	Whitehaven Coal, Ltd.	14,879	16,222
	WHK Group, Ltd.	37,000	22,699
	Woodside Petroleum, Ltd.	1,167	32,974
	Woolworths, Ltd.	5,331	99,379
	WorleyParsons, Ltd.	1,522	15,291
TOTAL COMMON STOCKS			9,730,324

RIGHTS/WARRANTS — (0.0%)
*	FKP Property Group Rights 11/24/08	655	—

TOTAL — AUSTRALIA			9,730,324

4

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Agrana Beteiligungs AG	553	34,108
	Andritz AG	686	19,536
# *	Austrian Airlines AG	6,299	22,581
*	BWIN Interactive Entertainment AG	2,292	41,414
#	Erste Group Bank AG	6,206	165,452
#	EVN AG	257	3,796
	Flughafen Wien AG	599	24,544
# *	Intercell AG	925	25,922
	Lenzing AG	10	2,739
	Mayr-Melnhof Karton AG	83	5,158
	Oesterreichische Elektrizitaetswirtschafts AG	554	26,208
	Oesterreichische Post AG	1,555	45,214
	OMV AG	3,985	127,560
#	Raiffeisen International Bank-Holding AG	2,266	71,305
*	RHI AG	982	15,368
	Schoeller-Bleckmann Oilfield Equipment AG	365	12,956
	Telekom Austria AG	6,339	77,888
#	Uniqa Versicherungen AG	576	11,621
	Voestalpine AG	8,166	199,287
	Wiener Staedtische Versicherung AG	2,249	60,704
	Wienerberger AG	3,733	61,972
	Zumtobel AG	2,513	31,114
TOTAL COMMON STOCKS			1,086,447

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	576	—

TOTAL — AUSTRIA			1,086,447

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & van Haaren NV	1,102	63,238
*	Agfa Gevaert NV	13,208	55,281
	Banque Nationale de Belgique	11	33,073
#	Barco NV	698	13,245
	Bekaert SA	804	79,116
*	Belgacom SA	1,653	56,557
	Colruyt SA	270	60,684
	Compagnie d’Entreprises CFE	401	19,465
	Compagnie Maritime Belge SA	878	17,031
	Delhaize Group	68	3,824
	Delhaize Group Sponsored ADR	6,781	382,448
#	Dexia SA	7,096	37,742
	Distrigaz	1	8,478
	D’Ieteren SA NV	187	28,647
	Elia System Operator SA NV	889	27,799
	Euronav SA	1,260	18,421
	EVS Broadcast Equipment SA	602	38,874
	Fortis	9,757	11,304
#	InBev NV	1,129	45,536
	KBC Groep NV	1,500	64,489

5

	Mobistar SA	1,159	76,911
#	Omega Pharma SA	958	35,287
	Sipef NV	40	12,913
	Solvay SA	1,694	157,566
*	Telenet Group Holding NV	2,121	32,942
	Tessenderlo Chemie NV	1,781	70,455
	UCB SA	8,281	210,782
	Umicore	8,808	157,516
TOTAL COMMON STOCKS			1,819,624

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	9,757	—

TOTAL — BELGIUM			1,819,624

BRAZIL — (2.4%)
COMMON STOCKS — (1.2%)
	Acos Villares SA Avil	139,000	32,721
	AES Tiete SA (2440693)	3,400	17,498
	AES Tiete SA (2441038)	7,800	48,280
*	All America Latina Logistica SA	45,300	208,675
	American Banknote SA	3,300	16,420
*	Anglo Ferrous Brazil SA	1,100	14,425
*	Anhanguera Educacional Participacoes SA	7,100	52,435
*	B2W Cia Global Do Varejo	1,900	24,380
	Banco Bradesco SA	21,100	204,523
	Banco do Brasil SA	2,800	18,481
*	BR Malls Participacoes SA	6,600	24,371
	Brasmotor SA	237,000	39,381
*	Centrais Eletricas Brasilerias SA (2308445)	4,000	43,203
*	Centrais Eletricas Brasilerias SA (2311120)	3,500	41,955
*	Cia de Gas de Sao Paulo	1,400	21,002
	Cia de Saneamento de Minas Gerais-Copasa	2,200	13,912
*	Cia Energetica de Minas Gerais	1,000	10,616
	Cia Energetica de Sao Paulo	4,800	21,491
	Companhia de Concessoes Radoviarias	5,300	52,352
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	2,300	52,900
	Companhia Siderurgica Nacional SA Sponsored ADR	3,900	53,040
	Companhia Vale do Rio Doce ADR	24,300	318,816
*	Cosan SA Industria e Comercio	3,100	15,096
	CPFL Energia SA	4,200	61,842
	Cremer SA	10,900	45,280
*	Cyrela Brazil Realty SA	8,900	42,395
*	Diagnosticos Da America SA	1,600	18,537
#	Empresa Brasileira de Aeronautica SA ADR	9,643	201,732
	Fertilizantes Fosfatados SA	3,200	17,119
*	Gafisa SA	5,100	36,134
	Gerdau SA	11,400	60,249
*	Global Village Telecom Holding SA	6,000	65,220
*	JBS SA	44,500	81,133
*	JHSF Participacoes SA	7,900	7,293

6

*	Light SA	3,500	36,171
*	LLX Logistica SA	1,100	386
	Lojas Renner SA	2,100	15,509
*	Lupatech SA	1,100	9,393
*	M Dias Branco SA	2,800	20,937
*	Medial Saude SA	3,600	11,133
*	Mmx Mineracao e Metalicos SA	1,100	2,102
	Natura Cosmeticos SA	3,500	29,402
*	OdontoPrev SA	1,900	23,495
#	Perdigao SA ADR	4,800	140,400
	Petroleo Brasileiro SA ADR (71654V101)	9,834	217,036
	Petroleo Brasileiro SA ADR (71654V408)	6,434	173,010
*	Porto Seguro SA	5,600	27,761
*	Sao Martinho SA	3,200	19,630
	Souza Cruz SA	1,500	26,012
*	Tam SA	6,200	65,792
	Tele Norte Leste Participacoes SA	2,700	42,372
* #	Telecomunicacoes de Sao Paulo SA	2,100	35,864
*	Tim Participacoes SA	12,200	31,591
*	Totvs SA	1,200	20,605
	Tractebel Energia SA	2,700	21,311
	Usinas Siderurgicas de Minas Gerais SA	1,900	21,749
*	Vivo Participacoes SA	1,000	10,847
	Vivo Participacoes SA ADR	2,671	29,221
	Weg SA	6,900	39,174
TOTAL COMMON STOCKS			3,053,810

PREFERRED STOCKS — (1.2%)
#	Aracruz Celulose SA Sponsored ADR	2,200	29,260
	Banci Itau Holding Financeira SA	15,900	171,733
	Banco Bradesco SA Sponsored ADR	24,250	283,725
	Banco Itau Holding Financeira SA ADR	13,700	151,522
	Brasil Telecom Participacoes SA ADR	168	5,754
	Brasil Telecom SA ADR	164	2,936
	Braskem SA Preferred A Sponsored ADR	7,677	66,253
	Centrais Electricas de Santa Catarina SA	2,600	40,383
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	2,400	71,832
	Companhia de Bebidas das Americas Preferred ADR	2,100	89,250
	Companhia de Transmissao de Energia Eletrica Paulista	1,400	26,494
	Companhia Energetica de Minas Gerais SA Sponsored ADR	5,900	89,739
	Companhia Paranaense de Energia-Copel Sponsored ADR	2,700	30,024
	Companhia Vale do Rio Doce Sponsored ADR	22,050	258,206
	Confab Industrial SA	12,400	22,379
*	Contax Participacoes SA	1,700	21,955
	Duratex SA	1,900	15,874
	Gerdau SA Sponsored ADR	52,800	338,448
	Klabin SA	11,000	18,989
	Lojas Americanas SA	5,600	15,405
	Marcopolo SA	14,100	24,536
	Net Servicos de Comunicacao SA Preferred ADR	11,316	74,007

7

	Randon e Participacoes SA	4,000	13,847
	Sadia SA ADR	5,300	32,118
	Suzano Papel e Celullose SA	9,800	58,126
	Tele Norte Leste Participacoes SA	2,300	31,105
	Tele Norte Leste Participacoes SA ADR	5,000	67,900
#	Telecomunicacoes de Sao Paulo SA ADR	5,840	132,860
	Telemar Norte Leste SA	4,700	114,544
	Tim Participacoes SA ADR	2,100	30,366
#	Ultrapar Participacoes SA Sponsored ADR	6,900	127,650
	Unibanco-Uniao de Bancos Brasileiros SA ADR	500	31,540
	Unibanco-Uniao de Bancos Brasileiros Units SA	64,900	401,412
	Usinas Siderurgicas de Minas Gerais SA Series A	14,700	189,984
	Votorantim Celulose e Papel SA Sponsored ADR	7,330	73,960
	Whirlpool SA	28,300	24,558
TOTAL PREFERRED STOCKS			3,178,674

RIGHTS/WARRANTS — (0.0%)
*	Anhanguera Educacional Participacoes SA Rights 11/11/08	70	—

TOTAL — BRAZIL			6,232,484

CANADA — (5.6%)
COMMON STOCKS — (5.6%)
# *	Absolute Software Corp.	500	1,618
	Addax Petroleum Corp.	4,900	73,177
	Aecon Group, Inc.	2,400	14,954
	AGF Management, Ltd. Class B	8,042	88,540
	Agnico Eagle Mines, Ltd.	2,500	68,987
	Agrium, Inc.	4,595	176,015
#	Alimentation Couche-Taro, Inc. Class B	5,985	80,691
*	Anvil Mining, Ltd.	600	861
	Astral Media, Inc. Class A	4,300	99,428
	Atco, Ltd. Class 1	200	6,528
*	Atrium Innovations, Inc.	2,000	17,406
*	ATS Automation Tooling System, Inc.	7,200	21,804
*	Baffinland Iron Mines Corp.	9,400	3,042
*	Ballard Power Systems, Inc.	3,300	9,090
#	Bank of Montreal	13,373	477,314
	Bank of Nova Scotia	4,000	133,378
*	Bankers Petroleum, Ltd.	13,800	13,510
#	Barrick Gold Corp.	19,700	450,454
	Biovail Corp.	12,000	103,144
*	Birchcliff Energy, Ltd.	3,400	16,756
	Bombardier, Inc. Class B	13,932	53,749
# *	Bow Valley Energy, Ltd.	6,800	5,642
*	Breaker Energy, Ltd.	100	541
	Brookfield Asset Management, Inc. Series A	200	3,501
	CAE, Inc.	12,405	72,765
	Calfrac Well Services, Ltd.	1,100	13,890
	Cameco Corp.	3,400	55,656
	Canaccord Capital, Inc.	4,900	24,555

8

	Canada Bread Co., Ltd.	1,400	51,096
*	Canadian Hydro Developers, Inc.	8,700	23,748
	Canadian Imperial Bank of Commerce	5,900	267,563
	Canadian National Railway Co.	4,800	208,360
	Canadian National Resources, Ltd.	2,260	114,041
	Canadian Pacific Railway, Ltd.	6,172	279,335
*	Canadian Superior Energy, Inc.	5,300	8,223
#	Canadian Tire Corp. Class A	2,900	110,197
	Canadian Utilities, Ltd. Class A	1,740	61,210
#	Canadian Western Bank	3,600	55,077
	Canam Group, Inc. Class A	3,600	21,206
*	Canfor Corp.	4,400	25,079
*	Cardiome Pharma Corp.	100	454
	Cascades, Inc.	5,000	20,285
# *	Catalyst Paper Corp.	31,100	10,063
	CCL Industries, Inc. Class B	1,500	37,335
*	Celestica, Inc.	9,900	47,886
*	Celtic Exploration, Ltd.	1,400	12,835
*	CGI Group, Inc.	18,060	144,144
	Cogeco Cable, Inc.	1,200	31,123
*	Compton Petroleum Corp.	6,700	13,897
# *	Connacher Oil & Gas, Ltd.	15,200	23,330
	Corby Distilleries, Ltd.	700	11,325
*	Corridor Resources, Inc.	9,600	19,832
	Corus Entertainment, Inc. Class B	6,000	70,190
*	Crew Energy, Inc.	3,600	20,251
# *	Denison Mines Corp.	11,800	14,979
	Dorel Industries, Inc. Class B	1,800	39,575
#	DundeeWealth, Inc.	500	2,506
*	Eastern Platinum, Ltd.	11,900	3,554
*	Eldorado Gold Corp.	6,700	27,683
#	Emera, Inc.	1,800	32,063
	Empire Co., Ltd. Class A	2,400	91,595
	Enbridge, Inc.	4,215	146,387
*	Enbridge, Inc. ADR	330	11,418
	EnCana Corp.	9,815	498,608
#	Ensign Energy Services, Inc.	5,500	70,775
# *	Equinox Minerals, Ltd.	12,600	11,186
# *	Euro Goldfields, Ltd.	1,300	1,629
*	Fairborne Energy, Ltd.	2,400	14,277
#	Fairfax Financial Holdings, Inc.	600	164,772
	Finning International, Inc.	5,356	65,100
# *	First Calgary Petroleums, Ltd. Class A	10,500	30,316
#	First Quantum Minerals, Ltd.	5,500	115,905
*	Firstservice Corp.	400	4,872
*	Flint Energy Services, Ltd.	3,700	21,335
# *	FNX Mining Co., Inc.	4,400	18,070
	Fortis, Inc.	4,300	93,827
	Forzani Group, Ltd. Class A	2,800	20,327
*	Galleon Energy, Inc. Class A	2,100	11,203
# *	Garda World Security Corp. Class A	1,800	2,419
	George Weston, Ltd.	1,200	61,240

9

	Gerdau Ameristeel Corp.	10,652	57,003
# *	Gildan Activewear, Inc.	1,800	41,965
	Goldcorp, Inc.	12,717	237,817
*	Golden Star Resources, Ltd.	2,300	2,156
# *	Grande Cache Coal Corp.	1,000	1,394
*	Great Basin Gold, Ltd.	4,000	4,016
*	Great Canadian Gaming Corp.	4,100	17,008
#	Great West Lifeco, Inc.	1,900	40,355
	Groupe Aeroplan, Inc.	16,700	145,067
#	Harry Winston Diamond Corp.	2,800	27,296
*	High River Gold Mines, Ltd.	25,000	2,282
*	Highpine Oil & Gas, Ltd.	4,000	21,571
	Home Capital Group, Inc.	1,200	27,787
*	HudBay Minerals, Inc.	7,900	35,656
	Husky Energy, Inc.	900	27,031
	IAMGOLD Corp.	20,800	69,028
	IGM Financial, Inc.	1,800	54,420
	Imperial Oil, Ltd.	1,000	35,385
	Industrial Alliance Insurance & Financial Services, Inc.	4,936	102,381
	ING Canada, Inc.	1,800	48,999
	Inmet Mining Corp.	2,400	53,862
# *	Iteration Energy, Ltd.	3,200	6,266
*	Ivanhoe Energy, Inc.	12,000	12,744
*	Ivanhoe Mines, Ltd.	5,000	13,067
	Jean Coutu Group PJC, Inc. Class A	7,100	42,943
	Kingsway Financial Services, Inc.	5,000	28,333
	Kinross Gold Corp.	17,200	179,092
	Laurentian Bank of Canada	1,400	47,484
	Leon’s Furniture, Ltd.	1,600	12,624
	Linamar Corp.	3,700	24,343
	Loblaw Companies, Ltd.	3,500	85,228
# *	Lundin Mining Corp.	17,400	25,985
*	MacDonald Dettweiler & Associates, Ltd.	1,700	30,508
	Magna International, Inc. Class A	6,500	218,087
	Major Drilling Group International, Inc.	800	10,958
#	Manitoba Telecom Services, Inc.	1,300	45,936
	Manulife Financial Corp.	13,192	263,993
	Maple Leaf Foods, Inc.	4,300	29,504
*	Martinrea International, Inc.	6,100	17,562
*	MDS, Inc.	8,300	86,698
	Methanex Corp.	7,000	79,507
	Metro, Inc. Class A	4,059	102,207
	National Bank of Canada	4,972	186,496
	Nexen, Inc.	18,118	287,711
	Niko Resources, Ltd.	1,900	83,232
#	Norbord, Inc.	8,900	13,956
*	Nortel Networks Corp.	600	747
	Northbridge Financial Corp.	1,400	34,753
*	Northgate Minerals Corp.	52,500	33,539
#	Nova Chemicals Corp.	3,100	40,251
*	Nuvista Energy, Ltd.	2,500	22,256
*	Oilexco, Inc.	16,100	67,723

10

	Onex Corp.	4,700	81,303
# *	Open Text Corp.	1,700	43,103
# *	OPTI Canada, Inc.	9,500	25,301
*	Pan Amer Silver Corp.	5,400	61,558
*	Paramount Resources, Ltd. Class A	3,700	27,474
*	Parkbridge Lifestyles Communities, Inc.	200	554
	Pason Systems, Inc.	2,400	24,631
*	Patheon, Inc.	4,400	7,228
*	Petrobank Energy & Resources, Ltd.	1,200	22,899
	Petro-Canada	17,700	442,610
	Potash Corp. of Saskatchewan, Inc.	700	59,587
	Power Corp. of Canada, Ltd.	13,388	291,019
	Power Financial Corp.	5,055	126,532
*	ProEx Energy, Ltd.	2,500	25,699
*	Quadra Mining, Ltd.	2,400	9,956
	Quebecor, Inc. Class B	4,300	70,174
	Reitmans Canada, Ltd.	3,100	37,036
*	Research In Motion, Ltd.	1,200	60,752
	Richelieu Hardware, Ltd.	100	1,327
#	Ritchie Brothers Auctioneers, Inc.	2,700	50,873
	Rogers Communications, Inc. Class B	3,000	87,090
*	RONA, Inc.	7,900	77,014
	Royal Bank of Canada	9,627	374,122
	Russel Metals, Inc.	4,200	75,442
	Saputo, Inc.	1,900	39,725
*	Saskatchewan Wheat Pool, Inc.	12,500	79,337
	Savanna Energy Services Corp.	3,200	26,549
	Shaw Communictions, Inc. Class B	2,200	38,531
	ShawCor, Ltd.	3,400	51,481
	Sherritt International Corp.	23,700	72,754
	Shoppers Drug Mart Corp.	1,700	65,444
*	Shore Gold, Inc.	1,800	941
*	Sierra Wireless, Inc.	4,100	35,717
# *	Silver Standard Resources, Inc.	2,000	17,025
*	Silver Wheaton Corp.	12,300	42,861
	Silvercorp Metals, Inc.	29,600	57,466
*	Sino-Forest Corp.	10,600	99,202
	SNC-Lavalin Group, Inc.	2,784	73,151
*	Stantec, Inc.	3,000	48,162
	Sun Life Financial, Inc.	20,884	491,215
	Suncor Energy, Inc.	8,702	209,013
# *	SunOpta, Inc.	4,800	19,673
*	SXC Health Solutions Corp.	5,400	70,743
	Talisman Energy, Inc.	34,000	335,966
# *	Taseko Mines, Ltd.	5,400	5,063
#	Teck Cominco Class B	15,900	158,301
	Telus Corp.	300	10,596
#	The Thomson Corp.	6,000	141,276
*	Thompson Creek Metals Company, Inc.	5,500	32,627
#	Tim Hortons, Inc.	2,175	54,407
# *	Timminco, Ltd.	5,700	32,158
#	TMX Group, Inc.	2,120	49,671

11

	Toromont Industries, Ltd.	1,800	34,065
	Toronto Dominion Bank	12,200	576,142
#	Torstar Corp. Class B	4,700	45,039
	Transalta Corp.	600	12,047
	TransCanada Corp.	13,400	404,902
*	TransCanada Corp. ADR	330	9,999
	Transcontinental, Inc. Class A	6,300	63,768
#	Trican Well Service, Ltd.	6,100	57,189
	Trinidad Drilling, Ltd.	700	3,949
*	TriStar Oil and Gas, Ltd.	3,200	27,213
	Uni-Select, Inc.	300	5,476
# *	Uranium One, Inc.	24,300	20,564
# *	UTS Energy Corp.	9,400	7,175
	West Fraser Timber Co., Ltd.	3,000	79,673
	Winpak, Ltd.	500	3,012
	Yamana Gold, Inc.	28,200	134,530

TOTAL — CANADA			14,463,996

CHILE — (0.3%)
COMMON STOCKS — (0.3%)
	Banco de Chile Series F ADR	700	22,120
	Banco de Credito e Inversiones SA Series A	930	15,598
	Banco Santander Chile SA ADR	524	18,759
	CAP SA	2,709	32,530
*	Colbun SA	195,206	29,621
	Compania Cervecerias Unidas SA ADR	1,400	37,422
	Compania General de Electricidad SA	4,633	19,893
	Compania SudAmericana de Vapores SA	25,862	19,857
	Compania Telecomunicaciones de Chile SA Sponsored ADR	7,800	52,962
	Corpbanca SA ADR	889	16,135
	Distribucion y Servicio D&S SA ADR	300	5,343
	Embotelladora Andina SA Series B ADR	315	3,733
	Empresa Nacional de Electricidad SA Sponsored ADR	400	14,880
	Empresa Nacional de Telecomunicaciones SA	6,495	67,645
	Empresas CMPC SA	2,585	47,815
	Empresas Copec SA	8,509	70,397
	Enersis SA Sponsored ADR	4,120	59,328
	Lan Airlines SA Sponsored ADR	5,500	55,495
	Madeco SA	620,000	34,728
	Masisa SA	208,357	15,845
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	9,160
	Vina de Concha y Toro SA Sponsored ADR	600	16,470

TOTAL — CHILE			665,736

CHINA — (2.1%)
COMMON STOCKS — (2.1%)
#	Air China, Ltd.	222,000	62,011
*	Ajisen China Holdings, Ltd.	69,000	29,884
#	Aluminum Corp. of China, Ltd. ADR	13,900	130,382
	AMVIG Holdings, Ltd.	38,000	22,342

12

	Angang Steel Co., Ltd.	74,000	45,405
*	Anhui Conch Cement Co., Ltd.	26,000	82,806
#	Bank of China, Ltd.	459,000	134,023
#	Bank of Communications Co., Ltd.	121,000	71,308
#	Beijing Capital International Airport Co., Ltd.	122,000	68,795
	Beijing Enterprises Holdings, Ltd.	35,500	140,202
	Byd Co., Ltd.	30,000	50,989
	Chaoda Modern Agriculture	120,000	84,543
# *	China Citic Bank	309,000	95,452
#	China Construction Bank Corp.	611,000	303,104
	China COSCO Holdings Co., Ltd.	131,500	70,841
	China Everbright, Ltd.	52,000	48,825
#	China Foods, Ltd.	50,000	13,160
	China Green (Holdings), Ltd.	36,000	27,950
# *	China High Speed Transmission Equipment Group Co., Ltd.	21,000	16,683
	China Insurance International Holdings Co., Ltd.	21,000	48,958
	China Life Insurance Co., Ltd. ADR	2,500	99,050
	China Mengniu Dairy Co., Ltd.	64,000	61,530
	China Merchants Bank Co., Ltd.	38,000	58,218
	China Merchants Holdings (International) Co., Ltd.	84,000	200,121
	China Mobile, Ltd. Sponsored ADR	3,853	169,108
*	China Molybdenum Co., Ltd.	82,000	25,678
	China National Building Material Co., Ltd.	72,000	41,929
#	China Oilfield Services, Ltd.	36,000	19,783
	China Petroleum and Chemical Corp. (Sinopec) ADR	1,500	97,545
	China Resources Enterprise, Ltd.	50,000	99,545
	China Resources Power Holdings Co., Ltd.	48,000	93,809
	China Shenhua Energy Co., Ltd.	10,000	18,986
	China Shipping Container Lines Co., Ltd.	278,000	32,011
#	China Shipping Development Co., Ltd.	84,000	82,778
*	China Southern Airlines Co., Ltd. ADR	2,850	22,458
	China Telecom Corp., Ltd. ADR	2,400	84,600
#	China Travel International Investment Hong Kong, Ltd.	218,000	30,919
	China Unicom Hong Kong, Ltd. ADR	17,006	245,056
	China Yurun Food Group, Ltd.	26,000	30,903
	Citic Pacific, Ltd.	55,000	44,729
*	CITIC Resources Holdings, Ltd.	88,000	6,693
	CNOOC, Ltd. ADR	1,800	147,042
	CNPC Hong Kong, Ltd.	160,000	49,057
	COSCO Pacific, Ltd.	98,000	71,365
*	Country Garden Holdings Co.	241,000	42,810
#	Dalian Port (PDA) Co., Ltd.	40,000	9,101
	Datang International Power Generation Co., Ltd.	96,000	36,156
	Denway Motors, Ltd.	332,000	82,796
	Dongfeng Motor Corp.	164,000	46,425
*	Fosun International	168,000	34,591
#	FU JI Food & Catering Services	27,000	14,293
	Global Bio-Chem Technology Group Co., Ltd.	96,000	13,379
	GOME Electrical Appliances Holdings, Ltd.	417,000	83,294
	Guangshen Railway Co., Ltd. Sponsored ADR	3,900	74,685
#	Guangzhou R&F Properties Co., Ltd.	58,400	28,063
	Harbin Power Equipment Co., Ltd.	68,000	37,813

13

	Hengan International Group Co., Ltd.	12,000	33,469
*	Hidili Industry International Development, Ltd.	157,000	33,231
	HKC (Holdings), Ltd.	242,000	13,331
	Hopson Development Holdings, Ltd.	30,000	10,024
#	Huadian Power International Corp.	92,000	16,983
	Huaneng Power International, Inc. ADR	1,900	37,259
#	Hunan Non-Ferrous Metal Corp., Ltd.	86,000	7,720
#	Industrial and Commercial Bank of China (Asia), Ltd.	289,000	135,980
*	Intime Department Store Group Co., Ltd.	95,000	28,125
	Jiangsu Express Co., Ltd.	50,000	34,973
#	Jiangxi Copper Co., Ltd.	103,000	50,634
*	KWG Property Holding, Ltd.	104,500	22,365
	Lenovo Group, Ltd.	196,000	57,409
	Li Ning Co., Ltd.	17,000	21,038
#	Lonking Holdings, Ltd.	42,000	16,923
	Maanshan Iron and Steel Co., Ltd.	48,000	8,945
*	New World Department Store China, Ltd.	78,000	43,224
	Nine Dragons Paper Holdings, Ltd.	129,000	22,247
	PetroChina Co., Ltd. ADR	1,500	111,870
# *	PICC Property and Casualty Co., Ltd.	212,000	58,693
	Ping An Insurance (Group) Co. of China, Ltd.	18,500	79,119
# *	Semiconductor Manufacturing International Corp.	673,000	12,450
*	Shanghai Electric Group Co., Ltd.	288,000	87,147
*	Shanghai Forte Land Co., Ltd.	234,000	28,088
	Shanghai Industrial Holdings, Ltd.	40,000	63,599
#	Shenzhen Expressway Co., Ltd.	100,000	34,041
	Shenzhen International Holdings, Ltd.	230,000	7,763
	Shenzhen Investment, Ltd.	102,000	10,568
#	Shimao Property Holdings, Ltd.	102,000	55,303
	Shougang Concord International Enterprises Co., Ltd.	120,000	9,937
	Sinofert Holdings, Ltd.	134,000	74,781
*	Sino-Ocean Land Holdings, Ltd.	219,500	59,004
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	61,908
	Sinotrans, Ltd.	93,000	20,883
	TPV Technology, Ltd.	40,000	7,942
	Travelsky Technology, Ltd.	55,000	13,234
#	Tsingtao Brewery Co., Ltd.	24,000	43,140
	Weichai Power Co., Ltd.	8,000	19,092
	Xinao Gas Holdings, Ltd.	24,000	20,917
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	13,800	85,284
	Zhejiang Expressway Co., Ltd.	74,000	35,452
	Zijin Mining Group Co., Ltd.	46,000	13,903
#	ZTE Corp.	15,600	35,275

TOTAL — CHINA			5,527,255

CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
	CEZ A.S.	2,290	100,156
	Komercni Banka A.S.	162	24,667
	Phillip Morris CR A.S.	100	27,969
	Unipetrol A.S.	10,500	78,688

TOTAL — CZECH REPUBLIC			231,480

14

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
#	A P Moller - Maersk A.S.	17	97,835
	Aktieselskabet Roskilde Bank A.S.	787	141
	Alk-Abello A.S.	160	12,695
*	Alm. Brand A.S.	965	13,079
	Auriga Industries A.S. Series B	2,100	37,557
#	Bang & Olufsen Holding A.S. Series B	363	8,028
*	Bavarian Nordic A.S.	1,600	42,830
	Carlsberg A.S. Series B	1,800	70,863
	Coloplast A.S.	382	27,697
	D/S Norden A.S.	1,618	49,040
	Dampskibsselskabet Torm A.S. ADR	1,400	23,016
	Danisco A.S.	2,164	93,754
	Danske Bank A.S.	10,085	149,291
	DFDS A.S.	210	15,003
#	DSV A.S.	1,750	21,026
	East Asiatic Co., Ltd. A.S.	1,100	37,508
	FLSmidth & Co. A.S.	1,700	63,408
*	Genmab A.S.	650	29,356
*	GN Great Nordic A.S.	9,500	20,649
# *	Greentech Energy Systems A.S.	1,150	4,235
	H. Lundbeck A.S.	2,500	44,662
*	Jeudan A.S.	220	17,467
# *	Jyske Bank A.S.	1,781	52,606
# *	NeuroSearch A.S.	734	18,310
	NKT Holding A.S.	1,493	54,580
	Novo-Nordisk A.S. Sponsored ADR	1,172	62,714
	Novozymes A.S. Series B	400	28,238
*	Parken Sport & Entertainment A.S.	80	11,589
	Ringkjoebing Landbobank Aktieselskab	603	45,116
	Rockwool International A.S.	760	51,101
	Royal Unibrew A.S.	200	6,838
#	Schouw & Co. A.S.	1,150	22,629
	SimCorp A.S.	230	18,933
	Sjaelso Gruppen A.S.	2,150	14,094
*	Solar Holdings A.S. Series B	200	9,520
	Spar Nord Bank A.S.	1,814	19,956
	Sydbank A.S.	4,505	70,018
*	Topdanmark A.S.	328	35,436
	Trygvesta A.S.	558	33,552
*	Vestas Wind Systems A.S.	575	23,552

TOTAL — DENMARK			1,457,922

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
*	Ahlstrom Oyj	1,611	16,443
#	Alma Media Oyj	3,037	28,483

15

#	Amer Sports Oyj Series A	3,157	21,398
	Cargotec Oyj Series B	1,990	27,547
#	Elisa Oyj	8,247	124,056
	Finnair Oyj	6,467	32,616
	Finnlines Oyj	2,191	30,781
	Fiskars Oyj Abp Series A	927	9,574
	Fortum Oyj	10,065	247,358
	Huhtamaki Oyj	1,135	7,603
	KCI Konecranes Oyj	626	10,638
#	Kemira Oyj	3,744	33,549
	Kesko Oyj	4,430	103,698
	Kone Oyj Series B	4,035	90,288
	Lassila & Tikanoja Oyj	1,395	22,401
	Metso Corp. Oyj	4,396	58,419
	Metso Corp. Oyj Sponsored ADR	200	2,730
#	M-Real Oyj Series B	17,167	26,385
#	Neste Oil Oyj	9,851	155,811
	Nokia Oyj	1,780	27,266
	Nokia Oyj Sponsored ADR	10,880	165,158
	Nokian Renkaat Oyj	3,630	47,460
	Oriola-KD Oyj Class B	7,702	14,937
	Orion Oyj Series A	1,938	28,431
	Orion Oyj Series B	2,962	43,527
	Outokumpu Oyj Series A	1,633	16,923
*	Outotec Oyj	724	9,676
	Pohjola Bank P.L.C.	8,787	118,225
	Poyry Oyj	1,008	13,381
	Raisio P.L.C.	16,371	31,611
#	Ramirent Oyj	4,151	16,736
	Rautaruukki Oyj Series K	3,572	58,295
*	Ruukki Group Oyj	4,158	7,567
	Sampo Oyj	15,387	308,351
#	Sanoma Oyj	6,816	104,312
	Stockmann Oyj Abp Series A	937	15,430
#	Stockmann Oyj Abp Series B	1,166	15,715
	Stora Enso Oyj Series R	42,096	391,469
	Stora Enso Oyj Sponsored ADR	1,800	16,236
	TietoEnator Oyj	6,263	69,460
	UPM-Kymmene Oyj	37,082	524,352
	UPM-Kymmene Oyj Sponsored ADR	1,300	18,291
#	Uponor Oyj Series A	4,035	38,301
	Vaisala Oyj Series A	193	5,138
	Wartsila Corp. Oyj Series B	2,170	54,980
	YIT Oyj	4,808	29,941

TOTAL — FINLAND			3,240,947

FRANCE — (5.5%)
COMMON STOCKS — (5.5%)
	Accor SA	1,842	71,664
	Aeroports de Paris	980	58,330
	Air France-KLM	11,101	159,940

16

	Air Liquide SA	1,790	154,468
*	Alcatel-Lucent SA	11,041	28,511
*	Alcatel-Lucent SA Sponsored ADR	10,700	27,499
	Alstom SA	1,542	76,427
*	Alten	1,402	35,332
# *	Altran Technologies SA	5,386	27,067
	April Group SA	389	14,108
	Arkema	3,479	79,628
	Assystem	2,109	21,554
	Atos Origin SA	4,754	110,395
	AXA SA Sponsored ADR	31,600	591,236
#	Beneteau SA	1,734	16,123
	bioMerieux	420	34,101
#	BNP Paribas SA	13,644	985,115
	Bonduelle SCA	182	15,268
#	Bongrain SA	629	34,980
#	Bourbon SA	2,797	78,865
	Bouygues SA	4,482	190,845
	Capgemini SA	9,144	294,617
	Carbone Lorraine SA	666	19,807
	Carrefour SA	4,576	193,313
	Casino Guichard Perrachon SA	2,904	202,998
	Christian Dior SA	1,703	103,172
	Cie Generale D’Optique Essilor Intenational SA	1,654	74,195
#	Ciments Francais SA	965	70,065
# *	Club Mediterranee SA	1,124	22,483
	CNP Assurances	1,588	127,958
#	Compagnie de Saint-Gobain	10,693	412,609
*	Compagnie Generale de Geophysique-Veritas SA	173	2,797
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	8,400	136,500
	Compagnie Generale des Establissements Michelin Series B	8,990	462,725
	Credit Agricole SA	20,827	301,305
	Dassault Systemes SA ADR	614	25,082
	Delachaux SA	441	24,255
	Derichebourg	4,624	14,574
	EDF Energies Nouvelles SA	570	17,771
	Electricite de France	809	48,608
	Eramet SA	192	38,916
	Esso Ste Anonyme Francaise	191	21,967
#	Establissements Maurel et Prom	4,114	48,794
#	Euler Hermes SA	1,137	56,011
#	European Aeronautic Defence & Space Co.	8,002	133,095
	Eutelsat Communications	1,643	35,264
#	Fimalac SA	846	36,799
#	France Telecom SA	329	8,296
	France Telecom SA Sponsored ADR	23,020	582,866
	GDF Suez	6,228	277,231
*	Gemalto NV	3,484	97,612
	Groupe Danone	1,418	78,956
	Groupe Danone Sponsored ADR	600	6,720
*	Groupe Eurotunnel SA	7,043	48,307

17

	Groupe Steria SCA	2,513	32,907
	Guyenne et Gascogne SA	345	26,016
	Havas SA	19,206	38,322
#	Hermes International SA	620	80,022
	Iliad SA	443	35,036
#	Imerys SA	1,360	61,917
	IMS International Metal Service SA	2,223	39,325
	Ingenico SA	1,155	18,039
	Ipsen SA	347	13,189
	Ipsos SA	1,370	34,440
#	JC Decaux SA	3,789	65,843
	Lafarge SA	5,859	387,325
	Lafarge SA Sponsored ADR	1,300	21,450
	Lagardere S.C.A.	4,401	174,984
	Laurent-Perrier	320	25,943
	Legrand SA	2,123	35,329
	Lisi SA	445	19,823
	L’Oreal SA	955	72,317
	LVMH (Louis Vuitton Moet Hennessy)	1,024	68,141
	M6 Metropole Television	3,644	57,390
	Manitou BF SA	1,145	16,042
#	Natixis	72,005	159,459
#	Neopost SA	664	55,592
#	Nexans SA	1,307	74,551
#	Nexity	3,528	30,731
	Norbert Dentressangle	163	8,990
#	NRJ Group	4,409	32,327
# *	Orpea	739	24,043
#	PagesJaunes SA	3,323	31,503
#	Pernod-Ricard SA	5,110	332,757
	Peugeot SA	2,453	65,458
	Pierre & Vacances	400	18,318
	PPR SA	2,818	179,593
	Publicis Groupe	3,364	76,029
	Publicis Groupe ADR	400	9,120
	Rallye SA	742	15,029
#	Remy Cointreau SA	1,276	53,093
#	Renault SA	6,874	210,673
#	Rexel SA	8,403	81,937
#	Rhodia SA	2,554	21,852
	Rubis SA	445	24,647
#	Safran SA	13,130	166,640
	Saft Groupe SA	1,330	38,856
	Sanofi - Aventis ADR	10,786	341,053
	Schneider Electric SA	4,892	293,215
	SCOR SE	14,198	232,615
	SEB SA	1,532	51,479
	Sechilienne SA	501	19,237
	Societe BIC SA	1,833	96,821
#	Societe Generale Paris	10,539	574,429
#	Societe Television Francaise 1	6,813	87,352
	Sodexho Alliance SA	1,785	85,706

18

# *	Soitec SA	6,005	21,331
	Somfy SA	78	11,445
	Sopra Group SA	746	33,105
	Sperian Protection	401	24,665
	STEF-TFE	122	5,580
	STMicroelectronics NV	15,256	125,409
	Technip SA	1,803	53,991
	Technip SA ADR	400	12,120
	Teleperformance SA	2,716	58,607
	Thales SA	4,241	170,171
*	Thomson	1,190	1,668
	Total SA	306	16,834
	Total SA Sponsored ADR	11,800	654,192
*	UbiSoft Entertainment SA	1,255	66,338
#	Valeo SA	2,730	47,554
	Vallourec SA	1,448	161,972
#	Veolia Environnement SA ADR	3,500	87,325
	Vilmorin et Cie SA	456	44,557
	Vinci SA	3,721	133,909
	Vivendi SA	19,527	510,419
#	Wendel	2,100	100,335
#	Zodiac SA	2,755	107,725

TOTAL — FRANCE			14,103,281

GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
	Aareal Bank AG	2,037	16,173
	Adidas-Salomon AG	2,290	79,546
#	Aixtron AG	4,185	20,586
	Allianz SE	4,180	314,543
	Allianz SE Sponsored ADR	49,150	372,557
	Altana AG	6,198	68,476
	AMB Generali Holding AG	332	36,308
# *	Arcandor AG	1,140	2,751
	BASF AG	12,336	414,130
	BASF AG Sponsored ADR	1,000	33,290
	Bauer AG	386	13,573
#	Bayer AG	5,111	285,876
	Bayer AG Sponsored ADR	200	11,042
	Bayerische Motoren Werke AG	14,029	355,756
	Bechtle AG	1,422	18,781
	Beiersdorf AG	657	35,370
	Bilfinger Berger AG	1,621	73,334
*	Carl Zeiss Meditec AG	1,128	11,516
	Celesio AG	3,803	111,653
	Comdirect Bank AG	3,278	23,795
#	Commerzbank AG	25,020	269,138
	Continental AG	1,767	72,611
	Daimler AG	6,417	220,458
	Daimler AG Sponsored ADR	11,100	382,950
*	Demag Cranes AG	742	14,400

19

	Deutsche Bank AG	3,806	142,180
	Deutsche Bank AG ADR	7,100	269,658
	Deutsche Boerse AG	1,870	146,976
	Deutsche Lufthansa AG	17,665	244,662
	Deutsche Post AG	19,669	215,663
	Deutsche Postbank AG	1,008	20,477
#	Deutsche Telekom AG	23,984	356,125
	Deutsche Telekom AG Sponsored ADR	25,859	384,006
*	Deutsche Wohnen AG	3,473	31,803
#	Deutz AG	3,505	10,779
	Douglas Holding AG	1,469	55,256
	DVB Bank SE	1,170	38,446
	E.ON AG	28,282	1,082,376
	E.ON AG Sponsored ADR	3,600	136,800
	Fielmann AG	537	29,924
#	Fraport AG	2,295	73,508
*	Freenet AG	1,275	7,692
	Fresenius Medical Care AG & Co. KGaA ADR	2,100	94,668
	Fuchs Petrolub AG	579	35,808
	GEA Group AG	5,433	78,294
*	Gerresheimer AG	1,756	59,321
	GFK AG	1,219	24,009
	Gildemeister AG	1,275	12,437
	Grenkeleasing AG	235	6,427
	Hannover Rueckversicherung AG	2,444	60,626
#	Heidelberger Druckmaschinen AG	3,343	31,545
#	Heidelberger Zement AG	533	38,202
	Henkel KGAA	2,883	70,498
	Hochtief AG	2,973	92,182
#	Hypo Real Estate Holding AG	7,133	45,557
	Indus Holding AG	1,129	19,945
*	Infineon Technologies AG	21,523	67,330
*	Infineon Technologies AG ADR	38,089	119,219
#	IVG Immobilien AG	8,870	58,852
*	Jenoptik AG	3,500	21,217
	K&S AG	3,118	120,779
	Kloeckner & Co. SE	1,415	20,635
	Kontron AG	2,876	22,535
	Krones AG	1,375	60,398
#	Kuka AG	1,075	18,678
	KWS Saat AG	271	33,480
#	Lanxess AG	5,492	83,120
	Leoni AG	1,166	14,774
#	Linde AG	3,811	320,561
	MAN AG	4,792	232,726
*	Medigene AG	3,905	24,028
	Medion AG	2,347	22,024
	Merck KGAA	949	83,856
	Metro AG	3,728	118,494
#	MLP AG	2,298	28,359
*	Morphosys AG	467	28,641
	MTU Aero Engines Holding AG	3,208	63,217

20

#	Munchener Rueckversicherungs-Gesellschaft AG	4,151	538,882
	MVV Energie AG	979	38,508
	Norddeutsche Affinerie AG	1,889	60,485
# *	Nordex AG	351	4,744
	Pfeiffer Vacuum Technology AG	447	26,983
#	Pfleiderer AG	3,051	26,564
	Praktiker Bau- Und Heimwerkermaerkte Holding AG	2,126	16,747
# *	Premiere AG	2,217	5,406
	Puma AG Rudolf Dassler Sport	494	82,656
# *	Q-Cells AG	494	19,561
# *	QIAGEN NV	7,185	102,402
#	Rheinmetall AG	1,434	43,703
	Rhoen-Klinikum AG	3,947	84,887
*	Roth & Rau AG	1,536	34,762
	RWE AG	2,112	175,629
	Salzgitter AG	3,246	213,463
	SAP AG Sponsored ADR	3,700	130,721
# *	SGL Carbon AG	2,174	42,677
	Siemens AG Sponsored ADR	15,500	932,325
*	Singulus Technologies AG	3,514	14,449
	Software AG	275	13,478
*	Solar Millennium AG	1,871	31,931
*	Solarworld AG	2,330	58,115
	Stada Arzneimittel AG	2,420	73,826
#	Suedzucker AG	6,619	73,585
	Symrise AG	8,140	98,924
	Takkt AG	897	8,799
	ThyssenKrupp AG	8,622	161,565
#	TUI AG	13,391	161,223
	United Internet AG	2,233	20,040
*	Versatel AG	1,086	18,466
#	Volkswagen AG	927	561,090
#	Vossloh AG	380	28,951
	Wacker Chemie AG	616	67,028
#	Wacker Construction Equipment AG	3,050	19,903
	Wincor Nixdorf AG	711	30,883
*	Wirecard AG	5,551	31,648

TOTAL — GERMANY			12,792,395

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
	Agricultural Bank of Greece S.A.	12,936	30,717
	Alapis Holdings Industrial & Commercial S.A.	45,657	65,480
	Alpha Bank A.E.	28,119	410,536
	Anek Lines S.A.	15,471	21,763
	Bank of Greece	918	59,123
	Coca-Cola Hellenic Bottling Co. S.A.	126	1,758
	Coca-Cola Hellenic Bottling Co. S.A. ADR	200	2,820
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	7,552	19,641
	EFG Eurobank Ergasias S.A.	24,065	261,578
	Ellaktor S.A.	14,109	71,990

21

*	Emporiki Bank of Greece S.A.	1,191	11,599
	EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	24,705
	Fourlis Holdings S.A.	1,365	15,357
	GEK Group of Cos S.A.	2,300	7,783
	Hellenic Exchanges S.A.	2,561	22,379
	Hellenic Petroleum S.A.	12,237	101,377
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	10,449	75,860
	Iaso S.A.	3,671	24,453
*	Marfin Financial Group S.A.	48,374	212,949
	Metka S.A.	2,003	19,245
	Michaniki S.A.	7,913	13,668
	Minoan Lines S.A.	2,440	16,030
	Motor Oil (Hellas) Corinth Refineries S.A.	1,840	19,957
	Mytilineos Holdings S.A.	4,228	26,682
	National Bank of Greece S.A.	1,054	23,155
	National Bank of Greece S.A. ADR	47,613	208,069
	OPAP S.A.	1,796	39,215
	Piraeus Bank S.A.	23,800	301,918
	Proton Bank S.A.	2,550	3,873
	Public Power Corp. S.A.	2,031	25,114
	Sidenor Steel Products Manufacturing Co. S.A.	3,000	13,259
*	StMicroelectronics NV ADR	29,790	246,065
	Teletypos S.A. Mega Channel	636	5,283
	Titan Cement Co. S.A.	5,241	89,509
	TT Hellenic Postbank S.A.	2,973	18,485
	Viohalco S.A.	4,816	22,776

TOTAL — GREECE			2,534,171

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	Agile Property Holdings, Ltd.	64,000	21,266
	Allied Properties, Ltd.	150,000	19,108
*	Associated International Hotels	20,000	24,463
#	Bank of East Asia, Ltd.	38,672	78,009
	Belle International Holdings, Ltd.	144,000	69,157
	BOC Hong Kong (Holdings), Ltd.	18,500	21,181
	C C Land Holdings, Ltd.	57,000	10,353
	Cathay Pacific Airways, Ltd.	24,000	29,287
	Cheung Kong Holdings, Ltd.	28,000	268,843
	Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,326
*	China Agri-Industries Holdings, Ltd.	66,000	23,529
	China Gas Holdings, Ltd.	236,000	19,426
*	China Grand Forestry Green Resources Group, Ltd.	444,000	15,258
#	China Overseas Land & Investment, Ltd.	92,000	103,893
	China Pharmaceutical Group, Ltd.	124,000	24,430
	China Power International Development, Ltd.	117,000	21,539
#	China Resources Land, Ltd.	68,000	68,833

22

	Chong Hing Bank, Ltd.	28,000	35,181
	CLP Holdings, Ltd.	9,000	60,696
	Dah Sing Banking Group, Ltd.	26,000	14,493
	Dah Sing Financial Holdings, Ltd.	6,400	15,526
	Esprit Holdings, Ltd.	8,400	47,730
	First Pacific Co., Ltd.	78,000	31,512
# *	Foxconn International Holdings, Ltd.	96,000	35,324
# *	Fushan International Energy Group, Ltd.	38,000	7,088
*	Galaxy Entertainment Group, Ltd.	10,000	738
#	Geely Automobile Holdings, Ltd.	300,000	11,521
	Giordano International, Ltd.	98,000	17,573
	Great Eagle Holdings, Ltd.	34,000	39,032
	Guangdong Investment, Ltd.	14,000	4,285
	Guangzhou Investment Co., Ltd.	366,000	27,208
	Hang Lung Group, Ltd.	31,000	99,757
	Hang Lung Properties, Ltd.	37,000	90,409
	Hang Seng Bank, Ltd.	2,600	32,442
	Henderson Land Development Co., Ltd.	26,000	94,026
	Hong Kong and China Gas Co., Ltd.	21,000	36,997
	Hong Kong and Shanghai Hotels, Ltd.	30,000	28,336
	Hong Kong Electric Holdings, Ltd.	9,000	48,509
#	Hong Kong Exchanges & Clearing, Ltd.	4,400	44,620
	Hopewell Highway Infrastructure, Ltd.	54,500	35,681
	Hopewell Holdings, Ltd.	22,000	68,400
	Huabao International Holdings, Ltd.	50,000	32,266
	Hutchison Harbour Ring, Ltd.	440,000	28,067
*	Hutchison Telecommunications International, Ltd.	31,000	33,491
	Hutchison Whampoa, Ltd.	43,000	232,366
	Industrial & Commercial Bank of China (Asia), Ltd.	20,000	21,075
	Johnson Electric Holdings, Ltd.	84,000	17,453
	K Wah International Holdings, Ltd.	88,000	10,734
	Kerry Properties, Ltd.	23,500	59,033
	Kingboard Chemical Holdings, Ltd.	46,000	91,826
	Kingboard Laminates Holdings, Ltd.	56,000	13,715
	Kowloon Development Co., Ltd.	26,000	8,817
#	Lee & Man Paper Manufacturing, Ltd.	20,800	6,800
	Li & Fung, Ltd.	8,000	16,056
*	Matsunichi Communications Holdings, Ltd.	42,000	19,676
	Melco International Development, Ltd.	50,000	8,957
	Midland Holdings, Ltd.	60,000	24,973
# *	Mongolia Energy Corp., Ltd.	146,000	62,626
	MTR Corp., Ltd.	18,000	39,887
# *	Nan Hai Corp., Ltd.	5,150,000	26,384
	New World China Land, Ltd.	81,600	13,974
	New World Development Co., Ltd.	76,000	63,265
	NWS Holdings, Ltd.	24,000	25,053
	Pacific Basin Shipping, Ltd.	100,000	53,545
*	Pacific Century Premium Developments, Ltd.	58,000	13,434
	Parkson Retail Group, Ltd.	29,000	26,920
	PCCW, Ltd.	67,000	25,071
	Ports Design, Ltd.	15,000	17,439
	Shangri-La Asia, Ltd.	40,000	56,633

23

	Shui On Land, Ltd.	127,500	28,878
	Shun Tak Holdings, Ltd.	180,000	35,876
	Sino Land Co., Ltd.	62,000	54,509
	Sun Hung Kai & Co., Ltd.	49,000	20,834
	Sun Hung Kai Properties, Ltd.	26,000	227,789
#	Techtronic Industries Co., Ltd.	59,500	22,537
	Television Broadcasts, Ltd.	9,000	25,029
*	Tencent Holdings, Ltd.	19,000	138,319
	Texwinca Holdings, Ltd.	24,000	11,216
#	Tian An China Investments	36,000	9,923
	Tingyi (Cayman Islands) Holding Corp.	32,000	33,896
	Transport International Holdings, Ltd.	12,400	29,861
	Vitasoy International Holdings, Ltd.	80,000	29,079
	Vtech Holdings, Ltd.	7,000	26,073
	Wharf Holdings, Ltd.	44,000	87,790
	Wheelock and Co., Ltd.	31,000	46,440
	Wheelock Properties, Ltd.	10,000	3,391
	Wing Hang Bank, Ltd.	11,000	51,604
	Xinyi Glass Holding Co., Ltd.	50,000	14,369
#	Yue Yuen Industrial (Holdings), Ltd.	11,500	23,002

TOTAL — HONG KONG			3,722,936

HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
	Egis Gyogyszergyar NYRT	445	22,010
*	FHB Mortgage Bank PLC	6,244	25,921
	Magyar Telekom Telecommunications P.L.C.	1,876	5,936
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	1,600	25,440
#	MOL Hungarian Oil & Gas NYRT	1,866	100,954
*	OTP Bank NYRT	4,025	66,662
	Richter Gedeon NYRT	548	75,714

TOTAL — HUNGARY			322,637

INDIA — (1.2%)
COMMON STOCKS — (1.2%)
	Aban Offshore, Ltd.	770	12,795
*	ACC, Ltd.	2,921	29,639
	Aditya Birla Nuvo, Ltd.	4,026	45,794
	Ambuja Cements, Ltd.	45,337	57,084
	Amtek Auto, Ltd.	10,557	15,809
	Apollo Hospitals Enterprise, Ltd.	4,661	37,672
	Ashok Leyland, Ltd.	54,551	21,065
	Asian Paints (India), Ltd.	1,564	30,666
	Axis Bank, Ltd.	5,087	58,887
	Bajaj Auto, Ltd.	4,907	33,956
*	Balrampur Chini Mills, Ltd.	21,074	18,686
	Bharat Forge, Ltd.	7,097	14,952
	Bharat Heavy Electricals, Ltd.	640	16,870
*	Bharti Airtel, Ltd.	2,199	29,478
	Biocon, Ltd.	8,934	17,649

24

	Cadila Healthcare, Ltd.	5,484	28,795
*	Cairn India, Ltd.	4,300	11,633
	Century Textiles & Industries, Ltd.	2,887	9,989
	CESC, Ltd.	5,246	21,898
	Cipla, Ltd.	7,837	28,547
	Cummins India, Ltd.	4,800	20,312
	Divi’s Laboratories, Ltd.	1,439	33,031
	Dr. Reddy’s Laboratories, Ltd. ADR	6,810	57,613
	EIH, Ltd.	13,193	23,139
	Exide Industries, Ltd.	31,311	31,931
	Federal Bank, Ltd.	8,905	23,708
	Financial Technologies (India), Ltd.	1,196	12,766
	Gail India, Ltd.	7,606	33,528
	Great Eastern Shipping Co., Ltd.	3,000	13,451
	HCL Technologies, Ltd.	5,863	20,962
	HDFC Bank, Ltd.	3,249	69,124
	HDFC Bank, Ltd. ADR	400	26,240
	Hero Honda Motors, Ltd. Series B	2,207	33,936
	Hindustan Unilever, Ltd.	7,107	32,306
	ICICI Bank, Ltd. Sponsored ADR	8,043	137,455
	IDBI Bank, Ltd.	14,000	16,899
*	Idea Cellular, Ltd.	20,651	18,233
	India Cements, Ltd.	7,900	14,209
	Indian Hotels Co., Ltd.	16,566	15,728
	Infosys Technologies, Ltd.	1,989	57,516
	Infrastructure Development Finance Co., Ltd.	15,047	18,075
	ITC, Ltd.	9,705	30,650
	IVRCL Infrastructures & Projects, Ltd.	4,947	8,719
	Jain Irrigation Systems, Ltd.	5,900	36,757
	Jaiprakash Associates, Ltd.	33,977	51,154
*	Jet Airways (India), Ltd.	3,135	10,167
	Jindal Steel & Power, Ltd.	1,263	20,800
	JSW Steel, Ltd.	4,920	31,097
	Jubilant Organosys, Ltd.	5,040	17,073
*	Kotak Mahindra Bank, Ltd.	2,871	20,184
	Larsen & Toubro, Ltd.	1,344	22,359
	Lupin, Ltd.	2,460	33,431
	Mahindra & Mahindra, Ltd.	11,034	84,944
	Mangalore Refinery & Petrochemicals, Ltd.	28,382	22,260
	Maruti Suzuki India, Ltd.	2,272	26,574
*	MAX India, Ltd.	8,840	17,889
	Motor Industries Co., Ltd.	584	38,732
	Mphasis, Ltd.	7,290	23,234
*	Oracle Financial Services	2,009	25,415
*	Oriental Bank of Commerce	9,651	24,281
*	Patni Computer Systems, Ltd. ADR	3,800	22,040
	Petronet LNG, Ltd.	34,000	26,649
	Piramal Healthcare, Ltd.	5,363	24,689
	PTC India, Ltd.	36,592	39,585
*	Punj Lloyd, Ltd.	14,527	52,905
	Ranbaxy Laboratories, Ltd.	5,919	20,658
	Reliance Capital, Ltd.	3,705	50,103

25

	Reliance Communications, Ltd.	19,487	89,168
	Reliance Energy, Ltd.	1,686	15,961
	Reliance Industries, Ltd.	9,366	264,595
*	Reliance Natural Resources, Ltd.	24,709	22,204
*	Reliance Petroleum, Ltd.	13,091	23,247
	Rolta India, Ltd.	5,849	22,069
	Satyam Computer Services, Ltd.	17,051	107,560
	Satyam Computer Services, Ltd. ADR	400	6,292
	Sesa Goa, Ltd.	34,032	56,394
	Shriram Transport Finance Co., Ltd.	5,674	25,145
*	State Bank of India	2,175	49,784
	Sterlite Industries (India), Ltd. ADR	2,900	17,951
	Sterlite Industries (India), Ltd. Series A	2,148	12,710
	Sun Pharmaceuticals Industries, Ltd.	1,419	32,971
*	Sun TV Network, Ltd.	7,669	23,717
	Suzlon Energy, Ltd.	7,565	6,847
	Tata Chemicals, Ltd.	4,649	15,054
#	Tata Communications, Ltd. ADR	2,000	47,960
	Tata Consultancy Services, Ltd.	2,083	23,233
	Tata Motors, Ltd.	14,039	51,450
#	Tata Motors, Ltd. Sponsored ADR	2,000	11,700
	Tata Power Co., Ltd.	1,615	22,989
	Tata Steel, Ltd.	1,420	6,200
	Tata Tea, Ltd.	2,242	23,395
*	Tata Teleservices Maharashtra, Ltd.	77,345	21,657
	Tech Mahindra, Ltd.	3,035	20,622
	United Phosphorus, Ltd.	26,764	58,418
	United Spirits, Ltd.	1,255	23,140
	Welspun-Gujarat Stahl Rohren, Ltd.	15,250	36,439
	Wipro, Ltd.	4,113	23,015
	Zee Entertainment Enterprises, Ltd.	7,323	23,147

TOTAL — INDIA			3,219,409

INDONESIA — (0.2%)
COMMON STOCKS — (0.2%)
	PT Aneka Tambang Tbk	255,500	24,054
	PT Apexindo Pratama Tbk	166,000	36,064
	PT Astra Agro Lestari Tbk	39,000	21,647
	PT Astra International Tbk	50,000	41,620
*	PT Bakrie & Brothers Tbk	124,000	1,649
*	PT Bakrieland Development Tbk	957,500	6,612
	PT Bank Central Asia Tbk	256,000	62,043
	PT Bank CIMB Niaga Tbk	50,500	2,120
	PT Bank Danamon Indonesia Tbk	54,000	12,797
	PT Bank Mandiri Persero Tbk	160,500	23,023
*	PT Bank Pan Indonesia Tbk	454,500	21,562
	PT Bank Rakyat Indonesia Tbk	87,500	26,772
	PT Berlian Laju Tanker Tbk	193,000	11,103
	PT Bumi Resources Tbk	114,000	22,748
*	PT Energi Mega Persada Tbk	366,500	11,768
	PT Global Mediacom Tbk	250,000	6,686

26

	PT Gudang Garam Tbk	53,500	20,682
*	PT Holcim Indonesia Tbk	325,000	13,389
	PT Indocement Tunggal Prakarsa Tbk	66,000	21,640
	PT Indofood Sukses Makmur Tbk	182,500	17,949
	PT Indosat Tbk ADR	200	4,858
	PT International Nickel Indonesia Tbk	12,000	1,908
	PT Kalbe Farma Tbk	426,000	14,465
	PT Lippo Karawaci Tbk	771,000	42,614
*	PT Medco Energi International Tbk	87,000	17,050
	PT Telekomunikasi Indonesia Tbk	7,000	3,502
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	40,080
	PT Timah Tbk	380,500	39,753
	PT Unilever Indonesia Tbk	34,000	23,203
	PT United Tractors Tbk	48,000	13,990

TOTAL — INDONESIA			607,351

IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
*	Aer Lingus Group P.L.C.	17,870	24,544
	Allied Irish Banks P.L.C.	10,836	57,720
	Allied Irish Banks P.L.C. Sponsored ADR	3,300	34,155
*	Anglo Irish Bank Corp. P.L.C.	34,819	111,759
*	Aryzta AG	2,020	72,011
*	Bank of Ireland P.L.C.	37,716	111,366
	Bank of Ireland P.L.C. Sponsored ADR	2,000	24,280
	C&C Group P.L.C.	24,776	36,039
	CRH P.L.C.	5,899	129,643
	CRH P.L.C. Sponsored ADR	2,725	57,661
*	DCC P.L.C.	4,228	65,901
*	Dragon Oil P.L.C.	17,957	46,075
*	Elan Corp. P.L.C. Sponsored ADR	14,910	113,763
	Glanbia P.L.C.	707	2,608
	Grafton Group P.L.C.	11,375	34,016
	Independent News & Media P.L.C.	5,872	4,791
*	Irish Continental Group P.L.C.	203	4,017
	Irish Life & Permanent P.L.C.	16,137	47,022
	Kerry Group P.L.C.	3,280	73,216
	Kingspan Group P.L.C.	9,077	52,175
	Paddy Power P.L.C.	1,476	25,166
*	United Drug P.L.C.	13,319	51,753

TOTAL — IRELAND			1,179,681

ISRAEL — (0.3%)
COMMON STOCKS — (0.3%)
*	Alvarion, Ltd.	4,944	16,773
	Bank Hapoalim B.M.	25,958	58,780
	Bank Leumi Le-Israel	22,833	59,901
	Bezeq Israeli Telecommunication Corp., Ltd.	6,282	9,379
	Clal Industries, Ltd.	10,044	26,647
	Clal Insurance Enterprise Holdings, Ltd.	2,034	17,865

27

	Discount Investment Corp.	216	2,523
	Elbit Systems, Ltd.	96	4,592
*	Harel Insurance Investments & Finances, Ltd.	803	25,453
	Israel Chemicals, Ltd.	1,256	12,668
	Israel Discount Bank Series A	19,793	19,446
	Koor Industries, Ltd.	721	24,550
	Makhteshim-Agan Industries, Ltd.	1,963	7,433
	Migdal Insurance Holdings, Ltd.	17,606	12,016
*	NICE Systems, Ltd. Sponsored ADR	2,800	62,608
*	Oil Refineries, Ltd.	58,323	29,521
	Ormat Industries, Ltd.	3,344	23,813
	Partner Communications Co., Ltd. ADR	1,600	29,888
*	Paz Oil Co., Ltd.	237	23,543
*	Retalix, Ltd.	3,337	25,042
	Super-Sol, Ltd. Series B	7,447	31,713
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	4,470	191,674
	United Mizrahi Bank, Ltd.	5,997	31,394

TOTAL — ISRAEL			747,222

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
	ACEA SpA	5,583	72,798
	AEM SpA	34,124	62,195
	Alleanza Assicurazioni SpA	16,110	107,398
*	Ansaldo STS SpA	2,693	34,499
	Assicurazioni Generali SpA	4,888	123,441
	Astaldi SpA	4,627	19,821
#	Autogrill SpA	3,111	24,862
	Azimut Holding SpA	1,824	10,469
*	Banca Carige SpA	54,996	117,570
*	Banca Italease SpA	5,596	27,215
#	Banca Monte Dei Paschi di Siena SpA	101,027	196,141
	Banca Piccolo Credito Valtellinese Scarl SpA	10,368	78,340
	Banca Popolare dell’Etruria e del Lazio Scarl	4,252	27,890
	Banca Popolare di Milano Scarl	25,815	151,083
#	Banco di Desio e della Brianza SpA	4,095	23,746
	Banco Popolare Scarl	40,766	508,554
	Benetton Group SpA	4,726	33,320
	Brembo SpA	4,107	30,478
	Bulgari SpA	3,839	28,712
	Buzzi Unicem SpA	4,594	55,826
	C.I.R. SpA - Compagnie Industriali Riunite	19,285	20,717
	Cementir SpA	1,653	5,188
	Credito Artigiano SpA	2,798	7,580
	Credito Bergamasco SpA	128	3,791
	Credito Emiliano SpA	4,916	31,468
	Danieli & Co. SpA	1,730	21,561
	Davide Campari - Milano SpA	11,892	83,006
	Enel SpA	19,622	131,276
	Eni SpA Sponsored ADR	6,880	330,584
	ERG SpA	4,803	64,215

28

# *	Fastweb SpA	1,492	26,545
	Fiat SpA	19,278	152,969
	Finmeccanica SpA	5,377	66,697
	Fondiaria - Sai SpA	5,439	102,181
# *	Gemina SpA	86,140	50,104
	Geox SpA	5,423	40,040
	Hera SpA	25,625	56,494
	Immsi SpA	33,361	29,707
# *	Impregilo SpA	10,539	28,044
	Indesit Co. SpA	2,959	24,108
	Intesa Sanpaolo SpA	129,677	474,604
	Intesa Sanpaolo SpA Sponsored ADR	200	4,370
	Iride SpA	16,801	26,175
#	Italcementi SpA	6,160	71,796
	Italmobiliare SpA	480	19,716
	Lottomatica SpA	1,862	43,474
	Luxottica Group SpA	1,046	21,139
	Mediaset SpA	14,544	79,017
	Mediobanca SpA	7,412	84,621
#	Mediolanum SpA	8,499	33,325
	Milano Assicurazioni SpA	8,557	27,974
	Mondadori (Arnoldo) Editore SpA	2,790	9,815
	Parmalat SpA	107,720	189,132
*	Piaggio & C SpA	18,418	32,938
#	Pirelli & C.Real Estate SpA	1,742	12,357
	Pirelli & Co. SpA	233,663	82,385
#	Premafin Finanziaria SpA	13,262	23,597
*	Prysmian SpA	3,577	43,393
	Recordati SpA	5,186	24,511
	Safilo Group SpA	28,832	28,371
	Saipem SpA	1,757	33,025
	Saras SpA	17,074	60,074
	Snam Rete Gas SpA	7,080	35,840
*	Societa Iniziative Autostradali e Servizi SpA	6,224	40,483
	Societe Cattolica di Assicurazoni Scrl SpA	2,437	89,201
*	Sorin SpA	26,362	18,267
	Telecom Italia SpA Sponsored ADR	36,996	421,754
	Terna SpA	36,601	118,043
	Tod’s SpA	719	30,016
	UniCredito Italiano SpA	228,020	558,198
	Unione di Banche Italiane ScpA	24,818	418,683
	Unipol Gruppo Finanziario SpA	37,718	66,919

TOTAL — ITALY			6,233,846

JAPAN — (15.7%)
COMMON STOCKS — (15.7%)
	Adeka Corp.	5,900	37,288
#	Aderans Holdings Co., Ltd.	2,600	25,375
	Advantest Corp. ADR	1,100	15,796
#	AEON Co., Ltd.	13,800	132,329
	Aica Kogyo Co., Ltd.	4,500	39,948

29

#	Aichi Steel Corp.	9,000	31,324
	Aida Engineering, Ltd.	11,900	43,561
	Aioi Insurance Co., Ltd.	13,000	53,381
	Air Water, Inc.	6,000	56,492
	Aisin Seiki Co., Ltd.	6,000	106,173
	Ajinomoto Co., Inc.	13,000	112,247
	Alfresa Holdings Corp.	1,100	47,847
	All Nippon Airways Co., Ltd.	11,000	42,009
	Alpine Electronics, Inc.	3,800	33,428
	Alps Electric Co., Ltd.	14,300	78,667
	Amada Co., Ltd.	20,000	91,846
	Amano Corp.	5,400	36,137
	Anritsu Corp.	21,000	51,171
	AOC Holdings, Inc.	3,200	18,011
	AOKI Holdings, Inc.	4,000	40,556
	Aoyama Trading Co., Ltd.	2,600	30,398
*	Aozora Bank, Ltd.	61,000	50,936
#	Ariake Japan Co., Ltd.	1,700	27,715
	Asahi Breweries, Ltd.	2,400	39,615
	Asahi Diamond Industrial Co., Ltd.	6,000	28,122
	Asahi Glass Co., Ltd.	7,000	43,986
	Asahi Kasei Corp.	37,000	139,172
#	Asatsu-Dk, Inc.	1,700	37,630
	Asics Corp.	5,000	31,329
	ASKA Pharmaceutical Co., Ltd.	6,000	44,586
	Astellas Pharma, Inc.	800	32,223
	Autobacs Seven Co., Ltd.	1,800	38,222
	Bando Chemical Industries, Ltd.	16,000	38,678
	Bank of the Ryukyus, Ltd.	4,600	38,750
	Bank of Yokohama, Ltd.	21,000	101,860
	Benesse Corp.	300	12,600
	Bridgestone Corp.	6,800	118,884
	Brother Industries, Ltd.	1,700	11,597
	Calsonic Kansei Corp.	2,000	3,465
	Canon Marketing Japan, Inc.	4,400	73,608
	Canon, Inc. Sponsored ADR	2,760	94,585
	Capcom Co., Ltd.	1,600	35,670
	Casio Computer Co., Ltd.	16,200	104,054
	Central Glass Co., Ltd.	13,000	41,212
	Central Japan Railway Co.	3	24,644
#	Chiyoda Co., Ltd.	2,300	30,546
	Chiyoda Corp.	9,000	51,848
	Chofu Seisakusho Co., Ltd.	1,600	34,950
	Chubu Electric Power Co., Ltd.	2,700	70,700
	Chudenko Corp.	2,500	37,519
	Chugai Pharmaceutical Co., Ltd.	2,500	35,555
	Chuo Mitsui Trust Holdings, Inc.	28,000	110,471
#	Circle K Sunkus Co., Ltd.	2,700	45,904
	Citizen Holdings Co., Ltd.	13,500	74,697
	CKD Corp.	11,200	37,445
	Coca-Cola Central Japan Co., Ltd.	7	45,807
	Coca-Cola West Japan Co., Ltd.	3,200	64,179

30

	Comsys Holdings Corp.	12,000	85,783
	Cosmo Oil Co., Ltd.	34,000	72,327
	Credit Saison Co., Ltd.	3,800	40,327
#	CSK Holdings Corp.	7,500	62,686
	Dai Nippon Printing Co., Ltd.	11,000	129,967
	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	47,405
	Daicel Chemical Industries, Ltd.	21,000	75,718
	Daido Steel Co., Ltd.	23,000	72,899
	Daifuku Co., Ltd.	4,000	21,519
	Daihatsu Motor Co., Ltd.	2,000	14,808
	Daihen Corp.	9,000	20,982
#	Daiichi Chuo Kisen Kaisha	9,000	29,061
	Daiichi Sankyo Co, Ltd.	3,500	71,767
	Daikin Industries, Ltd.	1,000	22,492
	Daikyo, Inc.	36,000	37,816
	Dainippon Ink & Chemicals, Inc.	27,000	43,642
#	Dainippon Screen Manufacturing Co., Ltd.	8,000	17,057
#	Daio Paper Corp.	7,000	52,849
	Daiseki Co., Ltd.	200	4,555
	Daito Trust Construction Co., Ltd.	800	33,748
	Daiwa House Industry Co., Ltd.	18,000	160,019
	Daiwa Securities Co., Ltd.	14,000	79,149
#	DCM Japan Holdings Co., Ltd.	6,200	45,441
	Denki Kagaku Kogyo Kabushiki Kaisha	30,000	66,463
	Denki Kogyo Co., Ltd.	7,000	42,530
	Denso Corp.	6,300	122,791
	Dentsu, Inc.	56	91,887
#	Disco Corp.	1,000	23,967
#	Don Quijote Co., Ltd.	2,200	39,894
	Dowa Holdings Co., Ltd.	11,000	33,154
	DyDo Drinco, Inc.	1,600	38,404
#	eAccess, Ltd.	64	29,767
	East Japan Railway Co.	10	71,160
#	Ebara Corp.	15,000	29,901
#	Edion Corp.	6,200	42,148
	Eisai Co., Ltd.	1,300	42,178
#	Eizo Nanao Corp.	2,100	33,402
	Electric Power Development Co., Ltd.	800	23,818
# *	Elpida Memory, Inc.	4,900	26,123
	Exedy Corp.	2,200	31,520
#	Ezaki Glico Co., Ltd.	5,000	50,148
	FamilyMart Co., Ltd.	300	11,886
#	Fancl Corp.	2,900	36,359
	Fanuc, Ltd.	600	39,977
	Fast Retailing Co., Ltd.	200	21,322
	Fuji Electric Holdings Co., Ltd.	53,000	77,329
	Fuji Heavy Industries, Ltd.	23,000	80,906
	Fuji Oil Co., Ltd.	4,400	50,511
#	Fuji Soft, Inc.	2,500	41,964
	Fujicco Co., Ltd.	4,000	46,466
	FUJIFILM Holdings Corp.	7,700	177,257
	Fujikura, Ltd.	25,000	71,648

31

	Fujitec Co., Ltd.	8,000	28,202
	Fujitsu, Ltd.	10,000	39,318
	Fukuoka Financial Group, Inc.	40,000	132,296
	Fukuyama Transporting Co., Ltd.	12,000	50,981
	Funai Electric Co., Ltd.	2,700	35,688
	Furukawa Co., Ltd.	19,000	18,616
#	Furukawa Electric Co., Ltd.	12,000	36,249
	Futaba Corp.	2,500	37,787
	Futaba Industrial Co., Ltd.	2,400	14,946
	Fuyo General Lease Co., Ltd.	1,300	18,689
	Glory, Ltd.	4,800	68,789
	Godo Steel, Ltd.	13,000	34,132
	Goldcrest Co., Ltd.	3,510	51,553
	GS Yuasa Corp.	18,000	45,502
	Gunze, Ltd.	16,000	52,814
	H2O Retailing Corp.	7,000	43,198
	Hakuhodo Dy Holdings, Inc.	1,810	82,418
#	Hamamatsu Photonics K.K.	1,700	37,732
	Hankyu Hanshin Holdings, Inc.	21,000	99,066
	Hanwa Co., Ltd.	12,000	31,678
	Haseko Corp.	21,000	19,004
	Heiwa Corp.	2,700	18,529
	Heiwa Real Estate Co., Ltd.	14,500	40,258
	Heiwado Co., Ltd.	2,700	40,186
	Hibiya Engineering, Ltd.	6,000	47,393
	Higashi-Nippon Bank, Ltd.	2,000	6,271
#	Hikari Tsushin, Inc.	1,600	23,878
	Hino Motors, Ltd.	14,000	32,353
	Hirose Electric Co., Ltd.	600	51,956
	Hisamitsu Pharmaceutical Co., Inc.	1,000	41,679
	Hitachi Cable, Ltd.	15,000	31,594
	Hitachi Chemical Co., Ltd.	7,200	73,568
	Hitachi Construction Machinery Co., Ltd.	1,700	19,735
	Hitachi High-Technologies Corp.	2,400	38,926
	Hitachi Information Systems, Ltd.	1,800	33,403
	Hitachi Koki Co., Ltd.	4,100	31,461
	Hitachi Kokusai Electric, Inc.	1,000	4,751
	Hitachi Maxell, Ltd.	4,300	30,628
	Hitachi Medical Corp.	6,000	48,509
	Hitachi Software Engineering Co., Ltd.	2,800	39,494
	Hitachi Transport System, Ltd.	3,900	52,154
# *	Hitachi Zosen Corp.	82,000	69,803
	Hitachi, Ltd. Sponsored ADR	4,780	224,851
	Hokkaido Electric Power Co., Inc.	1,100	24,667
#	Hokuetsu Paper Mills, Ltd.	10,000	37,498
	Hokuhoku Financial Group, Inc.	48,000	94,983
	Hokuriku Electric Power Co., Inc.	1,200	31,624
	Honda Motor Co., Ltd.	300	7,460
	Honda Motor Co., Ltd. Sponsored ADR	23,500	582,095
	Horiba, Ltd.	1,500	22,211
	Hosiden Corp.	5,300	55,660
#	House Foods Corp.	3,300	53,640

32

	Hoya Corp.	2,100	38,346
	Ibiden Co., Ltd.	6,900	129,075
	IBJ Leasing Co., Ltd.	2,000	24,181
#	Ichiyoshi Securities Co., Ltd.	4,100	32,831
	Idemitsu Kosan Co., Ltd.	1,900	110,776
	IHI Corp.	81,000	98,272
#	Iino Kaiun Kaisha, Ltd.	4,700	24,026
	Inaba Denki Sangyo Co., Ltd.	1,400	34,670
	INPEX Corp.	8	46,443
*	Iseki & Co., Ltd.	2,000	3,301
# *	Isetan Mitsukoshi Holdings, Ltd.	9,100	85,717
*	Ishihara Sangyo Kaisha, Ltd.	22,000	17,671
	Isuzu Motors, Ltd.	33,000	57,979
#	ITO EN, Ltd.	1,700	27,076
	Itochu Corp.	34,000	179,682
	Itochu Enex Co., Ltd.	9,100	45,893
	Itochu Techno-Solutions Corp.	1,900	44,520
	Itoham Foods, Inc.	10,000	30,702
#	IWATANI Corp.	11,000	25,487
	Izumiya Co., Ltd.	7,000	41,595
#	Japan Airport Terminal Co., Ltd.	5,700	70,145
	Japan Aviation Electronics Industry, Ltd.	5,000	19,180
	Japan Petroleum Exploration Co., Ltd.	800	30,471
	Japan Tobacco, Inc.	15	53,215
	JFE Holdings, Inc.	5,100	130,128
	JFE Shoji Holdings, Inc.	10,000	31,564
	JGC Corp.	2,000	21,440
#	J-Oil Mills, Inc.	9,000	36,399
#	Joshin Denki Co., Ltd.	5,000	46,349
	JS Group Corp.	9,200	119,131
	JSR Corp., Tokyo	3,800	42,863
	JTEKT Corp.	5,300	40,667
	Juroku Bank, Ltd.	24,000	88,520
*	JVC Kenwood Holdings, Inc.	36,000	19,369
#	Kadokawa Holdings, Inc.	1,400	25,722
#	Kagome Co., Ltd.	400	6,455
	Kajima Corp.	51,000	147,514
	Kaken Pharmaceutical Co., Ltd.	5,000	41,526
	Kamigumi Co., Ltd.	14,000	111,378
	Kandenko Co., Ltd.	8,000	42,037
	Kaneka Corp.	17,000	79,331
# *	Kanematsu Corp.	23,000	18,398
	Kansai Electric Power Co., Inc.	3,100	77,733
	Kansai Paint Co., Ltd.	17,000	94,879
	Kanto Auto Works, Ltd.	2,700	32,808
	Kao Corp.	2,000	58,483
	Kasumi Co., Ltd.	8,000	44,096
	Katakura Industries Co., Ltd.	4,000	39,874
	Kato Sangyo Co., Ltd.	3,600	45,482
	Kawasaki Heavy Industries, Ltd.	58,000	105,081
	Kawasaki Kisen Kaisha, Ltd.	28,000	110,933
	Kayaba Industry Co., Ltd.	21,000	40,516

33

	KDDI Corp.	13	77,890
	Keihin Corp.	3,300	29,495
#	Keihin Electric Express Railway Co., Ltd.	1,000	7,718
	Keio Corp.	6,000	31,069
	Keisei Electric Railway Co., Ltd.	8,000	39,279
#	Kenedix, Inc.	34	5,111
	Key Coffee, Inc.	2,800	44,325
	Keyence Corp.	200	38,326
#	Kikkoman Corp.	3,000	30,249
	Kinden Corp.	11,000	91,847
#	Kintetsu Corp.	14,000	53,588
	Kintetsu World Express, Inc.	1,600	23,222
	Kirin Holdings Co., Ltd.	8,000	88,482
	Kissei Pharmaceutical Co., Ltd.	2,000	45,609
#	Kitz Corp.	1,000	2,967
	Kiyo Holdings, Inc.	19,000	30,682
	Kobayashi Pharmaceutical Co., Ltd.	1,400	44,855
	Kobe Steel, Ltd.	70,000	113,543
	Koei Co., Ltd.	4,000	43,644
	Kohnan Shoji Co., Ltd.	2,900	31,713
	Koito Manufacturing Co., Ltd.	5,000	38,828
	Kokuyo Co., Ltd.	5,400	38,072
	Komatsu, Ltd.	3,200	35,180
#	Komeri Co., Ltd.	200	4,523
	Komori Corp.	2,900	33,156
	Konami Corp. ADR	200	3,560
	Konica Minolta Holdings, Inc.	11,000	72,240
	Kose Corp.	1,800	46,774
	Kubota Corp. Sponsored ADR	4,000	99,080
	Kurabo Industries, Ltd.	16,000	22,730
	Kuraray Co., Ltd.	13,000	99,485
	Kureha Corp.	9,000	39,930
	Kurita Water Industries, Ltd.	200	4,563
	Kuroda Electric Co., Ltd.	2,200	17,151
	K’s Holdings Corp.	2,400	39,630
	Kyocera Corp.	100	5,874
	Kyocera Corp. Sponsored ADR	3,100	186,744
	Kyorin Co., Ltd.	4,000	42,698
	Kyowa Exeo Corp.	6,000	58,828
	Kyowa Hakko Kirin Co., Ltd.	4,000	33,335
	Kyudenko Corp.	8,000	56,809
	Kyushu Electric Power Co., Inc.	1,400	32,095
	Lawson, Inc.	200	9,775
	Leopalace21 Corp.	7,900	58,801
#	Life Corp.	1,300	23,776
	Lintec Corp.	2,900	33,929
#	Lion Corp.	2,000	13,105
#	Mabuchi Motor Co., Ltd.	2,600	102,842
#	Maeda Corp.	12,000	32,721
	Maeda Road Construction Co., Ltd.	6,000	42,701
	Makino Milling Machine Co., Ltd.	12,000	34,787
	Makita Corp.	200	3,626

34

	Makita Corp. Sponsored ADR	3,464	62,352
	Mandom Corp.	1,300	35,088
	Marubeni Corp.	31,000	120,436
	Marudai Food Co., Ltd.	17,000	41,143
	Maruha Nichiro Holdings, Inc.	28,000	42,704
	Marui Group Co., Ltd.	19,700	120,422
	Maruichi Steel Tube, Ltd.	1,900	43,223
#	Marusan Securities Co., Ltd.	6,100	29,793
	Matsui Securities Co., Ltd.	2,800	18,156
#	Matsumotokiyoshi Holdings Co., Ltd.	300	5,881
	Max Co., Ltd.	2,000	18,054
	Mazda Motor Corp.	33,000	73,188
#	Mediceo Paltac Holdings Co., Ltd.	6,800	73,681
	Meidensha Corp.	13,000	20,765
	Meiji Dairies Corp.	11,000	50,171
#	Meiji Seika Kaisha, Ltd.	8,000	32,713
#	Meitec Corp.	1,500	29,638
#	Meito Sangyo Co., Ltd.	1,100	18,821
	Minebea Co., Ltd.	24,000	64,772
	Ministop Co., Ltd.	1,800	33,418
	Miraca Holdings, Inc.	2,600	41,929
	Misumi Group, Inc.	2,500	38,244
#	Mitsubishi Chemical Holdings Corp.	28,000	113,195
	Mitsubishi Corp.	13,800	231,314
	Mitsubishi Electric Corp.	21,000	130,186
	Mitsubishi Estate Co., Ltd.	3,000	53,590
	Mitsubishi Gas Chemical Co., Inc.	25,000	91,992
	Mitsubishi Heavy Industries, Ltd.	33,000	105,810
	Mitsubishi Logistics Corp.	9,000	81,883
	Mitsubishi Materials Corp.	36,000	81,291
# *	Mitsubishi Motors Corp.	25,000	34,562
	Mitsubishi Paper Mills, Ltd.	2,000	2,880
	Mitsubishi Pencil Co., Ltd.	3,400	41,861
	Mitsubishi Rayon Co., Ltd.	33,000	70,843
#	Mitsubishi Steel Manufacturing Co., Ltd.	9,000	25,556
	Mitsubishi Tanabe Pharma Corp.	5,000	52,623
	Mitsubishi UFJ Financial Group, Inc.	76,440	480,362
	Mitsubishi UFJ Financial Group, Inc. ADR	27,800	174,306
	Mitsui & Co., Ltd. Sponsored ADR	1,611	309,779
	Mitsui Chemicals, Inc.	27,000	94,270
#	Mitsui Engineering and Shipbuilding Co., Ltd.	38,000	53,175
	Mitsui Fudosan Co., Ltd.	2,000	34,887
	Mitsui Mining and Smelting Co., Ltd.	36,000	65,840
	Mitsui O.S.K. Lines, Ltd.	5,000	26,110
	Mitsui Sugar Co., Ltd.	11,000	38,650
	Mitsui Sumitomo Insurance Group Holdings, Inc.	6,000	166,730
#	Mitsui-Soko Co., Ltd.	6,000	26,411
	Mitsumi Electric Co., Ltd.	5,300	69,709
	Miura Co., Ltd.	1,700	34,920
	Mizuho Financial Group, Inc.	96	234,413
#	Mizuho Investors Securities Co., Ltd.	19,000	15,069
#	Mizuno Corp.	7,000	29,374

35

	Monex Group, Inc.	16	5,299
#	Mori Seiki Co., Ltd.	4,800	44,069
	Morinaga Milk Industry Co., Ltd.	15,000	48,521
	MOS Food Services, Inc.	3,200	40,517
	Murata Manufacturing Co., Ltd.	4,200	144,750
	Musashino Bank, Ltd.	1,400	42,173
	Nabtesco Corp.	4,000	24,395
	Nachi-Fujikoshi Corp.	10,000	20,289
	Nagase & Co., Ltd.	10,000	85,691
	Nagoya Railroad Co., Ltd.	24,000	74,637
	Nakayama Steel Works, Ltd.	11,000	28,199
	Namco Bandai Holdings, Inc.	9,200	94,607
	NEC Corp.	42,000	124,520
*	NEC Electronics Corp.	2,000	20,144
	Net One Systems Co., Ltd.	26	42,409
	NGK Insulators, Ltd.	3,000	31,160
	NGK Spark Plug Co., Ltd.	11,000	103,694
	NHK Spring Co., Ltd.	5,000	20,151
	Nichias Corp.	18,000	41,634
	Nichicon Corp.	4,700	29,323
	Nichii Gakkan Co.	4,300	40,517
	Nichirei Corp.	6,000	25,454
	Nidec Corp.	100	5,551
	Nidec Corp. ADR	4,317	57,200
#	Nidec Sankyo Corp.	6,000	28,010
	Nifco, Inc.	1,800	26,456
#	Nihon Dempa Kogyo Co., Ltd.	1,000	12,673
	Nihon Kohden Corp.	2,300	38,854
	Nihon Parkerizing Co., Ltd.	3,000	35,377
	Nihon Unisys, Ltd.	4,600	44,250
	Nikon Corp.	1,000	14,093
	Nintendo Co., Ltd.	300	96,392
	Nippo Corp.	7,000	41,311
	Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	45,066
	Nippon Chemi-Con Corp.	2,000	3,874
	Nippon Denko Co., Ltd.	3,000	13,753
	Nippon Densetsu Kogyo Co., Ltd.	3,000	26,462
	Nippon Electric Glass Co., Ltd.	8,000	48,120
	Nippon Express Co., Ltd.	24,000	96,870
	Nippon Flour Mills Co., Ltd.	10,000	45,850
	Nippon Kayaku Co., Ltd.	8,000	36,636
	Nippon Konpo Unyu Soko Co., Ltd.	5,000	49,012
	Nippon Light Metal Co., Ltd.	32,000	30,236
	Nippon Meat Packers, Inc.	4,000	54,864
	Nippon Mining Holdings, Inc.	33,000	101,025
	Nippon Mitsubishi Oil Corp.	43,000	176,505
#	Nippon Paint Co., Ltd.	12,000	46,287
	Nippon Paper Group, Inc.	38	101,560
	Nippon Seiki Co., Ltd.	2,000	13,243
	Nippon Sheet Glass Co., Ltd.	30,000	98,112
	Nippon Shinyaku Co., Ltd.	3,000	29,660
	Nippon Shokubai Co., Ltd.	7,000	40,566

36

	Nippon Signal Co., Ltd.	8,500	36,240
	Nippon Soda Co., Ltd.	12,000	34,135
	Nippon Steel Corp.	32,000	107,709
	Nippon Suisan Kaisha, Ltd.	2,300	5,739
	Nippon Telegraph & Telephone Corp. ADR	5,940	120,879
	Nippon Thompson Co., Ltd.	6,000	30,047
	Nippon Yakin Kogyo Co., Ltd.	1,000	2,774
	Nippon Yusen K.K.	23,000	111,221
	Nipponkoa Insurance Co., Ltd.	19,000	113,878
#	Nipro Corp.	3,000	45,993
	Nishimatsu Construction Co., Ltd.	20,000	41,151
#	Nishimatsuya Chain Co., Ltd.	4,200	42,321
	Nishi-Nippon Bank, Ltd.	37,000	80,606
	Nishi-Nippon Railroad Co., Ltd.	15,000	55,124
	Nissan Chemical Industries, Ltd.	4,000	32,343
	Nissan Motor Co., Ltd.	43,500	216,038
	Nissan Shatai Co., Ltd.	7,000	45,720
	Nissay Dowa General Insurance Co., Ltd.	10,000	44,483
	Nissha Printing Co., Ltd.	1,100	61,171
	Nisshin Seifun Group, Inc.	3,500	37,945
	Nisshin Steel Co., Ltd.	60,000	80,351
	Nisshinbo Industries, Inc.	10,000	58,124
	Nissin Electric Co., Ltd.	13,000	44,008
#	Nissin Foods Holdings Co., Ltd.	500	14,292
	Nissin Kogyo Co., Ltd.	2,300	21,070
	Nitori Co., Ltd.	400	25,063
	Nitta Corp.	1,600	17,878
	Nitto Boseki Co., Ltd.	19,000	28,205
	Nitto Denko Corp.	3,200	70,871
	Nitto Kohki Co., Ltd.	2,500	45,436
	NOF Corp.	13,000	36,560
	NOK Corp.	6,900	65,695
	Nomura Holdings, Inc. ADR	3,700	34,780
	Nomura Real Estate Holdings, Inc.	1,700	33,305
	Nomura Research Institute, Ltd.	1,800	29,724
	Nomura Securities Co., Ltd.	3,500	33,160
	Noritake Co., Ltd.	10,000	28,862
	NSD Co., Ltd.	3,000	22,358
	NSK, Ltd.	22,000	89,791
	NTN Corp.	23,000	85,714
	NTT Data Corp.	2	6,608
	NTT DoCoMo, Inc.	18	28,547
	NTT DoCoMo, Inc. Sponsored ADR	2,800	43,400
	Obayashi Corp.	26,000	127,212
	Obic Co., Ltd.	240	29,377
	Odakyu Electric Railway Co., Ltd.	7,000	51,326
	Oiles Corp.	2,520	27,229
	Oji Paper Co., Ltd.	18,000	68,725
	Okamoto Industries, Inc.	13,000	42,067
#	Okamura Corp.	6,000	34,749
	Okasan Securities Group, Inc.	11,000	47,602
# *	Oki Electric Industry Co., Ltd.	30,000	24,843

37

#	Okinawa Electric Power Co., Ltd.	900	52,765
	OKUMA Corp.	6,000	26,381
#	Okumura Corp.	15,000	58,794
	Olympus Corp.	1,000	19,272
# *	OMC Card, Inc.	12,400	19,189
	Omron Corp.	6,600	97,127
	Ono Pharmaceutical Co., Ltd.	1,100	51,299
#	Onward Holdings Co., Ltd.	11,000	80,455
	Organo Corp.	7,000	43,696
#	Oriental Land Co., Ltd.	800	56,731
	Osaka Gas Co., Ltd.	21,000	74,282
#	OSG Corp.	6,400	46,285
	Otsuka Corp.	600	30,179
#	Pacific Metals Co., Ltd.	6,000	26,487
#	PanaHome Corp.	7,000	41,513
	Panasonic Corp.	17,000	273,763
	Panasonic Corp. Sponsored ADR	1,500	23,670
	Panasonic Electric Works Co., Ltd.	11,000	96,006
	Paramount Bed Co., Ltd.	3,400	44,308
	Parco Co., Ltd.	3,200	29,018
# *	Penta-Ocean Construction Co., Ltd.	24,000	26,805
	Pigeon Corp.	1,400	40,672
#	Pioneer Electronic Corp.	6,500	19,281
	Press Kogyo Co., Ltd.	9,000	19,854
	Q.P. Corp.	3,400	39,095
#	Rengo Co., Ltd.	8,000	40,794
#	Resona Holdings, Inc.	72	75,501
#	Resorttrust, Inc.	2,600	25,439
	Ricoh Co., Ltd.	8,000	86,096
#	Riken Corp.	9,000	26,125
	Rinnai Corp.	300	10,971
	Rohm Co., Ltd.	3,800	183,106
	Rohto Pharmaceutical Co., Ltd.	4,000	45,350
	Roland Corp.	1,600	16,532
#	Round One Corp.	29	14,565
	Royal Co., Ltd.	2,800	28,515
	Ryobi, Ltd.	11,000	22,593
	Ryohin Keikaku Co., Ltd.	800	38,277
	Ryosan Co., Ltd.	2,300	43,761
	Sagami Railway Co., Ltd.	11,000	44,124
	Sakai Chemical Industry Co., Ltd.	17,000	44,527
#	Sakata Seed Corp.	3,100	44,693
	Sanden Corp.	2,000	5,593
	Sanken Electric Co., Ltd.	9,000	32,170
	Sanki Engineering Co., Ltd.	5,000	32,417
	Sankyo Co., Ltd.	400	17,797
	Sankyo-Tateyama Holdings, Inc.	47,000	43,674
	Sankyu, Inc., Tokyo	9,000	28,365
	Santen Pharmaceutical Co., Ltd.	200	5,115
	Sanwa Holdings Corp.	13,000	43,128
	Sanyo Chemical Industries, Ltd.	9,000	48,246
# *	Sanyo Electric Co., Ltd.	8,000	12,143

38

#	Sanyo Shokai, Ltd.	8,000	37,641
	Sanyo Special Steel Co., Ltd.	10,000	28,644
	Sapporo Hokuyo Holdings, Inc.	25	107,819
	Sapporo Holdings, Ltd.	1,000	5,502
	Sato Corp.	3,900	38,980
*	SBI Holdings, Inc.	1,058	126,961
	Secom Co., Ltd.	1,200	45,771
	Secom Techno Service Co., Ltd.	500	11,612
#	Sega Sammy Holdings, Inc.	11,200	84,670
	Seikagaku Corp.	4,100	36,574
#	Seiko Epson Corp.	2,500	37,546
	Seino Holdings Co., Ltd.	8,000	38,712
	Sekisui Chemical Co., Ltd.	14,000	81,797
	Sekisui House, Ltd.	18,000	180,496
	Sekisui Jushi Co., Ltd.	7,000	44,345
	Senko Co., Ltd.	12,000	47,697
	Senshukai Co., Ltd.	6,400	46,741
#	Seven & I Holdings Co., Ltd.	2,500	70,195
	Sharp Corp.	17,000	121,333
	Shiga Bank, Ltd.	16,000	99,344
	Shikoku Bank, Ltd.	12,000	54,937
	Shikoku Electric Power Co., Inc.	1,800	52,820
#	Shima Seiki Manufacturing Co., Ltd.	1,800	33,332
	Shimachu Co., Ltd.	3,900	88,948
	Shimadzu Corp.	6,000	41,056
	Shimamura Co., Ltd.	300	20,782
	Shimano, Inc.	200	6,275
	Shimizu Bank, Ltd.	1,000	37,923
	Shimizu Corp.	25,000	122,674
	Shin-Etsu Chemical Co., Ltd.	2,200	116,942
	Shinkawa, Ltd.	3,500	39,167
	Shinko Electric Industries Co., Ltd.	3,700	23,853
	Shinko Securities Co., Ltd.	32,000	79,352
	Shinmaywa Industries, Ltd.	15,000	39,358
#	Shinsei Bank, Ltd.	35,000	53,687
	Shionogi & Co., Ltd.	1,000	17,020
	Shiseido Co., Ltd.	2,000	41,150
	Shizuoka Bank, Ltd.	12,000	105,981
	Shizuoka Gas Co., Ltd.	11,000	53,615
#	Shochiku Co., Ltd.	4,000	23,805
	Showa Corp.	5,900	28,013
	Showa Denko K.K.	84,000	127,596
	Showa Sangyo Co., Ltd.	16,000	43,576
#	Showa Shell Sekiyu K.K.	8,300	67,805
#	Sintokogio, Ltd.	3,800	23,463
	SKY Perfect JSAT Holdings, Inc.	64	24,140
#	SMC Corp.	700	66,082
#	Snow Brand Milk Products Co., Ltd.	11,000	41,702
	Softbank Corp.	1,300	12,802
	Sohgo Security Services Co., Ltd.	4,000	37,404
	Sojitz Corp.	76,700	128,170
	Sompo Japan Insurance, Inc.	18,000	126,165

39

	Sony Corp. Sponsored ADR	19,300	448,532
	Sony Financial Holdings, Inc.	7	22,766
	Stanley Electric Co., Ltd.	6,700	84,235
#	Star Micronics Co., Ltd.	300	3,250
	Sumco Corp.	4,800	51,979
	Sumisho Computer Systems Corp.	2,200	34,352
	Sumitomo Bakelite Co., Ltd.	10,000	36,480
	Sumitomo Chemical Co., Ltd.	46,000	140,735
	Sumitomo Corp.	21,800	191,797
	Sumitomo Electric Industries, Ltd.	22,400	181,363
	Sumitomo Forestry Co., Ltd.	11,000	72,175
	Sumitomo Heavy Industries, Ltd.	36,000	106,874
	Sumitomo Metal Industries, Ltd., Osaka	7,000	18,004
	Sumitomo Metal Mining Co., Ltd.	15,000	112,490
	Sumitomo Mitsui Financial Group, Inc.	27	108,239
	Sumitomo Osaka Cement Co., Ltd.	27,000	42,418
#	Sumitomo Real Estate Sales Co., Ltd.	1,100	29,806
#	Sumitomo Realty & Development Co., Ltd.	2,000	32,586
	Sumitomo Rubber Industries, Ltd.	7,200	63,515
	Sumitomo Trust & Banking Co., Ltd.	19,000	87,990
	Sumitomo Warehouse Co., Ltd.	14,000	56,712
	Suruga Bank, Ltd.	5,000	47,067
	Suzuken Co., Ltd.	3,800	81,193
#	Suzuki Motor Corp.	4,600	67,502
	SWCC Showa Holdings Co., Ltd.	45,000	39,436
	Sysmex Corp.	1,100	34,172
	T&D Holdings, Inc.	500	19,101
#	Tadano, Ltd.	10,000	44,337
	Taihei Dengyo Kaisha, Ltd.	6,000	49,586
	Taiheiyo Cement Corp.	53,000	61,690
	Taikisha, Ltd.	2,700	38,539
	Taisei Corp.	63,000	145,191
	Taisho Pharmaceutical Co., Ltd.	4,000	72,047
	Taiyo Nippon Sanso Corp.	7,000	44,018
#	Taiyo Yuden Co., Ltd.	8,000	38,350
	Takara Holdings, Inc.	8,000	38,170
	Takara Standard Co., Ltd.	8,000	42,862
	Takasago International Corp.	7,000	33,790
	Takasago Thermal Engineering Co., Ltd.	6,000	56,206
	Takashimaya Co., Ltd.	18,000	138,726
	Takata Corp.	3,800	27,490
	Takeda Pharmaceutical Co., Ltd.	1,800	89,433
	TDK Corp. Sponsored ADR	4,300	146,243
	Teijin, Ltd.	40,000	104,026
	Terumo Corp.	200	8,335
	The 77 Bank, Ltd.	18,000	84,806
	The Aichi Bank, Ltd.	600	43,642
	The Akita Bank, Ltd.	12,000	49,890
	The Aomori Bank, Ltd.	10,000	41,903
	The Awa Bank, Ltd.	10,000	62,180
	The Bank of Ikeda, Ltd.	200	8,024
#	The Bank of Iwate, Ltd.	800	49,722

40

#	The Bank of Kyoto, Ltd.	11,000	115,706
	The Bank of Nagoya, Ltd.	8,000	48,158
	The Bank of Okinawa, Ltd.	1,300	40,757
	The Bank of Saga, Ltd.	12,000	38,813
	The Chiba Bank, Ltd.	20,000	98,853
*	The Chiba Kogyo Bank, Ltd.	3,000	34,870
	The Chugoku Bank, Ltd.	7,000	96,300
	The Chugoku Electric Power Co., Ltd.	1,300	31,464
	The Chukyo Bank, Ltd.	15,000	52,039
# *	The Daiei, Inc.	2,100	10,216
	The Daisan Bank, Ltd.	12,000	43,050
	The Daishi Bank, Ltd.	24,000	93,454
	The Ehime Bank, Ltd.	2,000	6,715
	The Eighteenth Bank, Ltd.	2,000	6,068
	The Fuji Fire & Marine Insurance Co., Ltd.	16,000	31,962
	The Fukui Bank, Ltd.	15,000	51,055
	The Gunma Bank, Ltd.	21,000	107,229
	The Hachijuni Bank, Ltd.	18,000	88,324
	The Higo Bank, Ltd.	17,000	94,096
	The Hiroshima Bank, Ltd.	24,000	89,184
	The Hokkoku Bank, Ltd.	15,000	56,469
	The Hokuetsu Bank, Ltd.	16,000	35,557
	The Hyakugo Bank, Ltd.	17,000	95,483
	The Hyakujishi Bank, Ltd.	18,000	89,849
	The Iyo Bank, Ltd.	8,000	86,304
	The Japan Steel Works, Ltd.	1,000	7,084
	The Japan Wool Textile Co., Ltd.	5,000	37,349
#	The Joyo Bank, Ltd.	26,000	122,317
	The Kagawa Bank, Ltd.	8,000	44,547
	The Kagoshima Bank, Ltd.	13,000	82,418
	The Keiyo Bank, Ltd.	18,000	80,696
	The Minato Bank, Ltd.	21,000	26,095
	The Miyazaki Bank, Ltd.	10,000	32,293
	The Nanto Bank, Ltd.	11,000	51,689
	The Nisshin Oillio Group, Ltd.	9,000	42,570
	The Ogaki Kyoritsu Bank, Ltd.	14,000	69,575
	The Oita Bank, Ltd.	8,000	49,657
	The San-in Godo Bank, Ltd.	12,000	85,900
	THK Co., Ltd.	8,300	113,662
	TKC Corp.	2,500	44,275
	Toagosei Co., Ltd.	15,000	32,187
#	Tobu Railway Co., Ltd.	11,000	55,886
#	TOC Co., Ltd.	8,500	25,196
	Tochigi Bank, Ltd.	1,000	6,160
#	Toda Corp.	14,000	50,571
	Toho Bank, Ltd.	12,000	51,070
	Toho Co., Ltd.	2,700	51,471
	Toho Gas Co., Ltd.	9,000	51,948
#	Toho Zinc Co., Ltd.	8,000	16,419
	Tohuku Electric Power Co., Inc.	3,300	74,124
	Tokai Carbon Co., Ltd.	9,000	47,190
	Tokai Rika Co., Ltd.	1,300	13,151

41

	Tokai Rubber Industries, Ltd.	3,000	24,781
	Tokai Tokyo Securities Co., Ltd.	13,000	35,612
	Tokio Marine Holdings, Inc.	5,600	172,737
	Tokio Marine Holdings, Inc. ADR	1,000	30,100
	Tokushima Bank, Ltd.	9,000	44,133
	Tokushu Tokai Holdings Co., Ltd.	22,000	55,733
	Tokuyama Corp.	13,000	65,834
	Tokyo Dome Corp.	9,000	29,388
	Tokyo Electric Power Co., Ltd	6,500	184,083
	Tokyo Electron, Ltd.	1,700	56,685
	Tokyo Gas Co., Ltd.	19,000	81,699
	Tokyo Ohka Kogyo Co., Ltd.	2,900	39,812
	Tokyo Rakutenchi Co., Ltd.	7,000	26,066
#	Tokyo Rope Manufacturing Co., Ltd.	21,000	35,031
#	Tokyo Seimitsu Co., Ltd.	2,300	23,136
	Tokyo Steel Manufacturing Co., Ltd.	9,100	70,290
	Tokyo Style Co., Ltd.	7,000	52,177
	Tokyo Tatemono Co., Ltd.	19,000	78,265
	Tokyo Tomin Bank, Ltd.	2,500	33,659
	Tokyu Corp.	8,000	31,428
	Tokyu Land Corp.	20,000	56,601
#	TonenGeneral Sekiyu K.K.	5,000	42,291
#	Topcon Corp.	4,200	23,640
	Toppan Forms Co., Ltd.	3,500	32,511
	Toppan Printing Co., Ltd.	19,000	139,706
	Topre Corp.	6,100	48,955
	Topy Industries, Ltd.	13,000	22,344
#	Toray Industries, Inc.	16,000	74,293
	Toshiba Corp.	19,000	68,674
	Toshiba Machine Co., Ltd.	7,000	20,081
	Toshiba TEC Corp.	9,000	27,789
	Tosoh Corp.	29,000	57,828
	TOTO, Ltd.	11,000	76,755
	Toyo Corp.	2,400	26,794
	Toyo Engineering Corp.	12,000	34,492
	Toyo Ink Manufacturing Co., Ltd.	14,000	37,109
	Toyo Seikan Kaisha, Ltd.	4,900	60,454
	Toyo Suisan Kaisha, Ltd.	1,000	25,784
# *	Toyo Tanso Co, Ltd.	800	27,917
#	Toyo Tire & Rubber Co., Ltd.	2,000	4,915
#	Toyobo Co., Ltd.	25,000	35,456
	Toyoda Gosei Co., Ltd.	4,000	56,158
	Toyota Auto Body Co., Ltd.	2,600	41,683
	Toyota Boshoku Corp	3,100	27,652
	Toyota Motor Corp. Sponsored ADR	14,000	1,065,260
	Toyota Tsusho Corp.	6,600	63,692
	Trend Micro, Inc.	1,500	36,695
	Trusco Nakayama Corp.	3,200	42,004
	Tsubakimoto Chain Co.	7,000	19,525
	Tsumura & Co.	300	7,678
	TV Asahi Corp.	35	44,194
	Ube Industries, Ltd.	20,000	42,081

42

#	Ulvac, Inc.	2,100	39,363
	Union Tool Co.	1,600	35,479
#	Unitika, Ltd.	38,000	26,325
	UNY Co., Ltd.	13,000	101,315
#	Ushio, Inc.	3,200	43,230
	USS Co., Ltd.	660	40,425
	Valor Co., Ltd.	5,500	41,536
#	Wacoal Corp.	5,000	54,167
	Warabeya Nichiyo Co., Ltd.	2,700	39,034
	West Japan Railway Co.	7	30,804
	Xebio Co., Ltd.	2,000	34,146
*	Yachiyo Bank, Ltd.	9	25,115
#	Yahoo! Japan Corp.	104	34,412
#	Yakult Honsha Co., Ltd.	1,900	47,349
	Yamada Denki Co., Ltd.	660	35,924
	Yamagata Bank, Ltd.	9,000	54,098
	Yamaguchi Financial Group, Inc.	12,000	114,779
	Yamaha Corp.	10,300	99,817
	Yamaha Motor Co., Ltd.	9,700	107,243
	Yamanashi Chuo Bank, Ltd.	8,000	45,501
	Yamatake Corp.	2,800	53,420
	Yamato Kogyo Co., Ltd.	2,800	66,175
	Yamato Transport Co., Ltd.	7,000	77,332
#	Yamazaki Baking Co., Ltd.	5,000	66,434
	Yaskawa Electric Corp.	13,000	57,049
	Yodogawa Steel Works, Ltd.	9,000	37,520
	Yokogawa Bridge Holdings Corp.	7,000	49,621
	Yokogawa Electric Corp.	15,100	69,924
	Yokohama Reito Co., Ltd.	7,000	46,516
	Yokohama Rubber Co., Ltd.	7,000	34,347
	Yoshimoto Kogyo Co., Ltd.	2,300	22,936
#	Yoshinoya Holdings Co., Ltd.	31	27,887
	Zeon Corp.	12,000	34,470

TOTAL — JAPAN			40,418,388

MALAYSIA — (0.5%)
COMMON STOCKS — (0.5%)
	Affin Holdings Berhad	52,000	17,875
*	Airasia Berhad	115,300	37,140
	Alliance Financial Group Berhad	50,200	26,080
	AMMB Holdings Berhad	56,000	34,134
	Asiatic Development Berhad	33,300	29,637
	Batu Kawan Berhad	8,500	17,155
	Berjaya Corp. Berhad	97,000	15,981
	Berjaya Land Berhad	19,000	18,921
	Berjaya Sports Toto Berhad	15,000	18,603
	Boustead Holdings Berhad	25,100	17,561
	British American Tobacco Berhad	3,400	39,363
	Bumiputra-Commerce Asset Holdings Berhad	14,900	25,961
	Digi.Com Berhad	6,100	31,737
	EON Capital Berhad	28,100	27,472

43

	Gamuda Berhad	140,400	60,026
	Genting Berhad	34,000	43,864
	Hong Leong Bank Berhad	22,000	32,702
	Hong Leong Financial Group Berhad	11,000	11,942
	IGB Corp. Berhad	91,800	33,369
	IJM Corp. Berhad	45,900	33,319
	IOI Corp. Berhad	19,300	15,299
	KLCC Property Holdings Berhad	25,000	19,150
	KNM Group Berhad	65,000	11,022
	Kulim Malaysia Berhad	9,400	10,385
	Lafarge Malayan Cement Berhad	33,600	27,176
	Malayan Banking Berhad	27,000	41,135
	Malaysian Airlines System Berhad	19,000	15,311
	MISC Berhad	15,100	34,779
	MMC Corp. Berhad	56,200	31,535
	Nestle (Malaysia) Berhad	5,100	38,702
	Oriental Holdings Berhad	16,800	21,712
	Petronas Dagangan Berhad	17,100	32,383
	Plus Expressways Berhad	51,300	38,544
	Pos Malaysia & Services Holdings Berhad	78,600	40,238
	PPB Group Berhad	12,100	26,535
*	Proton Holdings Berhad	19,000	11,032
	Resorts World Berhad	48,400	34,174
	RHB Capital Berhad	19,000	16,548
	Sarawak Energy Berhad	44,000	26,111
	Shell Refining Co. Federation of Malaysia Berhad	12,000	33,947
	Sime Darby Berhad	9,400	16,602
	SP Setia Berhad	42,600	33,755
	Star Publications (Malaysia) Berhad	37,200	32,570
	Tenaga Nasional Berhad	17,000	28,895
*	TM International Berhad	24,600	31,483
*	UEM World Berhad	23,000	12,630
	UMW Holdings Berhad	20,800	32,153
	United Plantations Berhad	11,300	28,588
	YTL Corp. Berhad	17,800	31,396

TOTAL — MALAYSIA			1,346,632

MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
#	Alfa S.A.B. de C.V. Series A	22,700	46,573
	America Movil S.A.B. de C.V. Series L	6,700	10,377
	America Movil S.A.B. de C.V. Series L ADR	2,900	89,726
*	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,500	9,693
# *	Carso Infraestructura y Construccion S.A.B. de CV	47,300	26,798
	Cemex S.A.B. de C.V. Sponsored ADR	18,100	136,836
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	1,000	31,840
	Consorcio ARA S.A.B. de C.V.	102,900	40,384
	Controladora Comercial Mexicana S.A.B. de C.V. Series B	21,100	5,805
*	Corporacion GEO S.A.B. de C.V. Series B	13,700	18,984
	Corporacion Moctezuma S.A.B. de C.V.	26,100	40,567
# *	Desarrolladora Homex S.A.B. de C.V.	17,300	66,148

44

	Embotelladora Arca S.A.B. de C.V., Mexico	38,000	80,149
*	Empresas ICA S.A.B. de C.V.	1,600	2,300
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	52,689
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	159,327
*	Gruma S.A.B. de C.V. ADR	500	1,300
*	Gruma S.A.B. de C.V. Series B	14,000	9,031
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	500	9,135
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	7,712
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,100	35,464
	Grupo Carso S.A.B. de C.V. Series A-1	25,400	69,069
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	2,906
	Grupo Continental S.A.B. de C.V.	17,800	27,667
	Grupo Elektra S.A. de C.V.	925	25,016
	Grupo Financiero Banorte S.A.B. de C.V.	95,100	172,943
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	146,164
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	8,800	42,217
	Grupo Mexico S.A.B. de C.V. Series B	65,333	51,231
	Grupo Modelo S.A.B. de C.V. Series C	11,400	35,119
	Grupo Televisa S.A.	1,100	3,854
	Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	120,088
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	77,600	67,423
*	Industrias CH S.A.B. de C.V. Series B	10,500	21,379
	Industrias Penoles S.A.B. de C.V.	3,785	33,683
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	11,500	37,536
	Mexichem Sab de CV	49,400	47,221
# *	Organizacion Soriana S.A.B. de C.V. Series B	69,300	139,327
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	1,200	21,504
#	TV Azteca S.A.B. de C.V. Series A	65,300	31,210
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	12,900	19,249
	Wal-Mart de Mexico S.A.B. de C.V. Series V	7,900	21,181

TOTAL — MEXICO			2,016,825

NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
#	Aalberts Industries NV	2,592	23,680
	Accell Group NV	649	14,760
	Aegon NV	27,702	115,106
	Aegon NV ADR	3,900	16,029
#	Akzo Nobel NV	2,086	86,707
	Akzo Nobel NV Sponsor ADR	500	21,000
#	Arcadis NV	1,703	20,155
#	ArcelorMittal	11,420	296,481
# *	ASM International NV	1,622	15,592
#	ASML Holding NV	7,818	136,865
*	ASML Holding NV ADR	5,450	95,647
	Boskalis Westminster CVA	1,873	61,834
*	Crucell NV ADR	3,591	41,799
#	Draka Holding NV	1,372	16,568
#	Eriks Group NV	474	17,464
	Fugro NV	3,596	128,500

45

	Grontmij NV	946	20,621
#	Heijmans NV	234	2,072
#	Heineken Holding NV	6,633	201,368
	Heineken NV	7,143	240,957
	Imtech NV	4,510	68,901
	ING Groep NV	213	1,998
	ING Groep NV Sponsored ADR	35,400	329,574
	James Hardie Industries NV Sponsored ADR	608	8,992
	Kas Bank NV	973	15,639
	Koninklijke Ahold NV	31,974	343,253
	Koninklijke Ahold NV ADR	400	4,260
	Koninklijke Bam Groep NV	5,943	52,821
	Koninklijke DSM NV	10,083	280,796
#	Koninklijke KPN NV	12,546	176,688
	Koninklijke Philips Electronics NV	10,953	202,410
	Koninklijke Philips Electronics NV ADR	29,400	543,900
	Koninklijke Ten Cate NV	1,307	27,711
#	Koninklijke Vopak NV	2,177	70,586
	Nutreco Holding NV	868	27,675
	Oce NV	740	3,425
	OPG Groep NV	3,645	52,451
	Randstad Holdings NV	7,044	136,919
	Reed Elsevier NV	1,169	15,625
	Reed Elsevier NV ADR	4,200	111,930
*	Reinet Investments SCA	1,940	19,979
#	SBM Offshore NV	5,295	93,139
	Sligro Food Group NV	1,113	23,958
	Smit Internationale NV	463	31,239
	SNS Reaal	5,604	41,109
#	Telegraaf Media Groep NV	1,300	24,810
	TKH Group NV	1,288	20,528
	TNT NV	4,821	101,743
# *	TomTom NV	2,210	16,847
	Unilever NV	2,976	71,720
*	Unilever NV ADR	3,220	77,441
	Unit 4 Agresso NV	1,534	22,978
#	USG People NV	3,826	39,989
	Wavin NV	3,699	12,908
#	Wolters Kluwer NV	7,370	130,466

TOTAL — NETHERLANDS			4,777,613

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	56,615	30,270
	Contact Energy, Ltd.	6,322	26,803
	Fisher & Paykel Appliances Holdings, Ltd.	28,162	22,225
#	Fisher & Paykel Healthcare Corp.	22,714	39,593
	Fletcher Building, Ltd.	30,547	103,724
	Infratil, Ltd.	25,177	28,255
	New Zealand Oil & Gas, Ltd.	45,451	33,989
	New Zealand Refining Co., Ltd.	5,458	19,226

46

	Nuplex Industries, Ltd.	4,623	14,205
	Port of Tauranga, Ltd.	8,971	34,554
#	Sky City Entertainment Group, Ltd.	16,868	32,559
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	25,056
	Trustpower, Ltd.	5,041	21,815
	Vector, Ltd.	28,655	34,517

TOTAL — NEW ZEALAND			466,791

NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
#	Acergy SA	6,914	46,756
	Aker Kvaerner ASA	1,800	9,844
	Aktiv Kapital ASA	501	4,343
	Austevoll Seafood ASA	2,000	3,579
# *	Blom ASA	4,800	15,658
	Bonheur ASA	750	14,392
# *	BW Gas, Ltd.	4,600	9,766
# *	BW Offshore, Ltd.	12,000	11,648
#	Cermaq ASA	2,912	11,441
*	Copeinca ASA	2,400	3,920
# *	Det Norske Oljeselskap ASA	43,000	28,956
	DnB NOR ASA Series A	16,700	96,782
	DOF ASA	9,400	43,437
	Ekornes ASA	2,800	29,080
*	Ementor ASA	6,000	18,282
	Frontline, Ltd.	640	19,905
	Ganger Rolf ASA	1,150	20,165
	Kongsberg Gruppen ASA	540	24,831
#	Leroy Seafood Group ASA	700	6,136
# *	Marine Harvest	327,880	52,961
	Norsk Hydro ASA	22,000	91,922
	Norsk Hydro ASA Sponsored ADR	800	3,320
# *	Norske Skogindustrier ASA Series A	10,500	36,193
	Odfjell ASA Series A	2,716	20,946
	Orkla ASA	23,770	158,242
*	Petroleum Geo Services ASA	7,082	35,264
	Prosafe ASA	7,400	27,508
*	Prosafe Production Public, Ltd.	4,000	9,912
# *	Renewable Energy Corp. ASA	1,455	13,728
*	Revus Energy ASA	2,600	39,865
	Schibsted ASA	2,997	35,649
# *	Sevan Marine ASA	6,215	13,896
# *	Songa Offshore ASA	2,600	9,383
	SpareBanken 1 SMN	4,200	16,544
	StatoilHydro ASA	4,700	94,534
	StatoilHydro ASA Sponsored ADR	1,000	20,100
	Storebrand ASA	15,400	36,503
*	Subsea 7, Inc.	4,000	31,795
	Tandberg ASA Series A	3,000	37,117
	Telenor ASA	7,000	41,769
*	TGS Nopec Geophysical Co. ASA	7,100	39,479

47

#	Tomra Systems ASA	6,600	30,694
	Veidekke ASA	6,564	20,320
	Wilh. Wilhelmsen ASA	970	13,949
	Yara International ASA	3,035	63,408

TOTAL — NORWAY			1,413,922

PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
	Aboitiz Equity Ventures, Inc.	96,000	10,829
	Ayala Corp. Series A	990	4,763
	Ayala Land, Inc.	354,100	42,960
	Bank of the Philippine Islands	8,640	7,154
	China Banking Corp.	4,650	39,063
	International Container Terminal Services, Inc.	134,600	39,051
	Megaworld Properties & Holdings, Inc.	1,311,000	21,181
	Philippine Long Distance Telephone Co. Sponsored ADR	200	8,180
	Pilipino Telephone Corp.	226,000	27,766
*	SM Investments Corp.	8,040	32,573

TOTAL — PHILIPPINES			233,520

POLAND — (0.3%)
COMMON STOCKS — (0.3%)
	Asseco Poland SA	2,994	50,523
	Bank Millennium SA	13,237	18,828
	Bank Pekao SA	522	23,741
*	Bank Przemyslowo Handlowy BPH SA	1,218	21,826
	Bank Zackodni WBK SA	582	25,664
*	Bioton SA	252,387	35,785
*	BRE Bank SA	310	20,883
*	Cersanit SA	5,835	27,381
	Ciech SA	1,628	23,536
*	Echo Investment SA	22,792	20,291
	Emperia Holding SA	687	11,216
*	Getin Holdings SA	20,275	42,262
	Grupa Kety SA	1,179	21,361
*	Grupa Lotos SA	2,987	21,142
	KGHM Polska Miedz SA	3,167	35,153
	Kredyt Bank SA	3,810	13,938
*	Mondi Packaging Paper Swiecie SA	1,538	18,413
	Mostostal Siedlce SA	15,525	17,202
	Multimedia Polska SA	12,319	26,377
*	Netia Holdings SA	27,046	19,159
	Orbis SA	1,503	20,548
*	PBG SA	323	22,774
	Polski Koncern Naftowy Orlen SA	10,647	108,567
	Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	25,219
	Powszechna Kasa Oszczednosci Bank Polski SA	4,041	45,655
*	Synthos SA	105,358	27,136
	Telekomunikacja Polska SA	3,871	29,250
	TVN SA	5,494	27,475

48

*	Zaklady Azotowe Pulawy SA	1,298	26,422

TOTAL — POLAND			827,727

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	27,221	56,099
#	Banco Comercial Portugues SA	154,442	179,490
	Banco Espirito Santo SA	17,549	167,088
	Brisa SA	9,485	72,769
	Cimpor Cimentos de Portugal SA	19,222	87,716
	Energias de Portugal SA	27,903	95,040
	Energias de Portugal SA Sponsored ADR	100	3,480
	Galp Energia SGPS SA Series B	7,695	69,956
	Jeronimo Martins SGPS SA	10,062	51,349
	Mota-Engil SGPS SA	5,150	16,552
	Portucel-Empresa Produtora de Pasta de Papel SA	30,214	64,375
	Portugal Telecom SA	10,055	66,132
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,898	24,854
	Sociedade de Investimento e Gestao SGPS SA	4,277	37,291
	Sonae SGPS SA	48,597	29,552
*	Sonaecom SGPS SA	12,282	19,072

TOTAL — PORTUGAL			1,040,815

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	7,000	1,934
*	Asia Food and Properties, Ltd.	48,000	6,169
	Bukit Sembawang Estates, Ltd.	3,000	8,133
	Capitaland, Ltd.	41,000	82,171
# *	Chartered Semiconductor Manufacturing, Ltd.	77,000	11,956
#	City Developments, Ltd.	14,000	61,909
	Comfortdelgro Corp., Ltd.	43,000	35,271
#	Cosco Corp. (Singapore), Ltd.	16,000	8,757
	CSE Global, Ltd.	59,000	26,534
	DBS Group Holdings, Ltd.	24,000	183,204
	Ezra Holdings Pte, Ltd.	20,000	6,661
	Fraser & Neave, Ltd.	47,000	88,686
	Goodpack, Ltd.	40,000	33,433
	Guocoland, Ltd.	26,000	19,308
	Hotel Properties, Ltd.	25,000	16,446
	Hyflux, Ltd.	24,000	25,752
	Jardine Cycle & Carriage, Ltd.	7,000	44,901
	Jaya Holdings, Ltd.	54,000	20,160
	Keppel Corp., Ltd.	11,000	34,295
#	Keppel Land, Ltd.	24,000	30,852
	Keppel Telecommunications and Transportation, Ltd.	10,000	6,073
	Kim Eng Holdings, Ltd.	47,000	30,580
	MobileOne, Ltd.	31,000	27,598
	Neptune Orient Lines, Ltd.	32,000	27,027
#	Olam International, Ltd.	15,000	13,204

49

	Overseas Chinese Banking Corp., Ltd.	33,000	111,571
	Parkway Holdings, Ltd.	57,000	61,114
	Raffles Education Corp., Ltd.	48,000	18,537
	SembCorp Industries, Ltd.	50,000	84,035
#	SembCorp Marine, Ltd.	16,000	19,883
	Singapore Airlines, Ltd.	13,000	99,600
	Singapore Exchange, Ltd.	5,000	17,897
	Singapore Land, Ltd.	10,000	22,716
	Singapore Petroleum Co., Ltd.	8,000	11,409
	Singapore Post, Ltd.	50,000	23,978
#	Singapore Press Holdings, Ltd.	33,000	72,087
	Singapore Technologies Engineering, Ltd.	22,000	34,735
	Singapore Telecommunications, Ltd.	45,000	75,731
	SMRT Corp., Ltd.	30,000	31,600
	Starhub, Ltd.	22,000	35,717
*	Straits Asia Resources, Ltd.	19,000	12,658
	Tat Hong Holdings, Ltd.	53,000	15,643
	United Engineers, Ltd.	10,000	8,296
	United Industrial Corp., Ltd.	82,000	74,412
	United Overseas Bank, Ltd.	19,000	171,774
	UOB-Kay Hian Holdings, Ltd.	18,000	11,176
	UOL Group, Ltd.	29,000	37,962
	Venture Corp., Ltd.	11,000	40,198
	Wheelock Properties, Ltd.	29,000	16,411
	Wilmar International, Ltd.	34,000	58,799
	Wing Tai Holdings, Ltd.	39,000	18,196
#	Yanlord Land Group, Ltd.	25,000	12,825

TOTAL — SINGAPORE			2,049,974

SOUTH AFRICA — (1.3%)
COMMON STOCKS — (1.3%)
	ABSA Group, Ltd.	9,290	97,196
*	Adcock Ingram Holdings, Ltd.	2,791	9,765
	Aeci, Ltd.	6,093	33,021
	African Bank Investments, Ltd.	32,278	88,504
	African Oxygen, Ltd.	6,500	17,137
	African Rainbow Minerals, Ltd.	2,922	29,898
	Anglo American Platinum Corp., Ltd.	117	4,834
	AngloGold Ashanti, Ltd.	1,191	22,633
	AngloGold Ashanti, Ltd. Sponsored ADR	500	9,125
	ArcelorMittal South Africa, Ltd.	3,154	29,812
*	Aspen Pharmacare Holdings, Ltd.	1,916	6,701
	Astral Foods, Ltd.	1,641	14,833
	Aveng, Ltd.	26,441	130,725
	AVI, Ltd.	19,715	31,044
	Barloworld, Ltd.	15,277	89,266
	Bidvest Group, Ltd.	5,075	54,126
	Caxton & CTP Publishers & Printers, Ltd.	3,193	3,762
	Data Tec, Ltd.	11,758	18,485
	Dimension Data Holdings P.L.C.	7,211	3,836
	Discovery Holdings, Ltd.	15,147	37,213

50

	Exxaro Resources, Ltd.	1,182	7,803
	FirstRand, Ltd.	55,858	81,145
	Foschini, Ltd.	8,754	36,012
	Gold Fields, Ltd. Sponsored ADR	16,700	111,055
	Gold Reef Resorts, Ltd.	23,560	37,451
	Grindrod, Ltd.	14,392	20,643
	Group Five, Ltd.	6,846	28,918
*	Harmony Gold Mining Co., Ltd.	853	6,239
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	17,510	127,998
	Illovo Sugar, Ltd.	9,816	21,976
	Impala Platinum Holdings, Ltd.	3,934	41,062
	Imperial Holdings, Ltd.	13,463	76,876
	Investec, Ltd.	9,384	46,298
	JD Group, Ltd.	11,626	33,451
*	JSE, Ltd.	4,948	25,579
	Kumba Iron Ore, Ltd.	172	2,265
	Liberty Group, Ltd.	6,183	38,944
	Massmart Holdings, Ltd.	5,066	45,443
	Medi-Clinic Corp., Ltd.	14,647	25,116
*	Merafe Resources, Ltd.	103,969	11,948
*	Metorex, Ltd.	16,362	9,097
	Metropolitan Holdings, Ltd.	33,944	34,838
	Mondi, Ltd.	9,512	40,003
	Mr. Price Group, Ltd.	13,969	34,322
	MTN Group, Ltd.	7,557	84,858
	Murray & Roberts Holdings, Ltd.	4,639	31,406
	Mvelaphanda Group, Ltd.	934	479
	Nampak, Ltd.	24,677	33,601
	Naspers, Ltd. Series N	9,255	154,080
	Nedbank Group, Ltd.	4,967	48,215
	Network Healthcare Holdings, Ltd.	31,089	21,837
	New Clicks Holdings, Ltd.	22,044	35,861
	Northam Platinum, Ltd.	842	2,647
	Omnia Holdings, Ltd.	4,787	29,343
	Palabora Mining Co., Ltd.	1,699	10,535
	Pretoria Portland Cement Co., Ltd.	15,727	48,412
	PSG Group, Ltd.	3,003	4,000
	Reunert, Ltd.	6,788	34,248
	Sanlam, Ltd.	96,241	157,941
	Santam, Ltd.	3,905	28,540
	Sappi, Ltd.	534	3,292
	Sappi, Ltd. Sponsored ADR	11,500	71,530
	Sasol, Ltd. Sponsored ADR	3,000	86,790
	Shoprite Holdings, Ltd.	9,883	52,167
	Standard Bank Group, Ltd.	25,070	199,063
	Steinhoff International Holdings, Ltd.	76,393	111,357
	Sun International, Ltd.	657	5,466
	Telkom South Africa, Ltd.	1,142	12,394
	Telkom South Africa, Ltd. Sponsored ADR	1,800	78,426
	The Spar Group, Ltd.	6,545	38,074
	Tiger Brands, Ltd.	2,791	40,462
	Tongaat-Hulett, Ltd.	4,273	23,734

51

	Trencor, Ltd.	11,250	22,279
	Truworths International, Ltd.	13,658	46,398
	Wilson Bayly Holme-Ovcon, Ltd.	3,714	43,461
	Woolworths Holdings, Ltd.	37,736	43,560

TOTAL — SOUTH AFRICA			3,280,854

SOUTH KOREA — (2.4%)
COMMON STOCKS — (2.4%)
	Amorepacific Corp.	70	30,768
	Cheil Industrial, Inc.	4,040	131,863
	Cheil Worldwide, Inc.	386	49,947
*	CJ Cheiljedang Corp.	225	26,198
*	CJ Corp.	992	26,567
	Daegu Bank Co., Ltd.	8,310	42,258
	Daelim Industrial Co., Ltd.	1,557	44,952
	Daewoo Engineering & Construction Co., Ltd.	7,650	53,098
	Daewoo International Corp.	1,040	11,531
#	Daewoo Motor Sales Corp.	1,570	11,489
	Daewoo Securities Co., Ltd.	9,620	91,492
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,040	9,799
	Daewoong Pharmaceutical Co., Ltd.	521	15,474
	Daishin Securities Co., Ltd.	3,990	44,260
	DC Chemical Co., Ltd.	54	8,832
	Dong Bu Insurance Co., Ltd.	1,750	17,817
	Dong-A Pharmaceutical Co., Ltd.	405	25,130
	Dongkuk Steel Mill Co., Ltd.	1,670	27,156
#	Doosan Construction & Engineering Co., Ltd.	7,860	27,134
*	Doosan Corp.	264	19,149
	Doosan Heavy Industries & Construction Co., Ltd.	556	24,503
	Doosan Infracore Co., Ltd.	590	5,026
	E1 Corp.	357	17,943
	GS Engineering & Construction Corp.	736	34,957
	GS Holdings Corp.	4,110	82,039
	Halla Climate Control Corp.	4,010	27,443
	Hana Financial Group, Inc.	4,850	77,024
	Hanil Cement Manufacturing Co., Ltd.	445	22,139
*	Hanjin Heavy Industries and Construction Holdings Co., Ltd.	1,540	13,298
#	Hanjin Shipping Co., Ltd.	3,700	48,667
	Hanjin Transportation Co., Ltd.	1,120	30,781
	Hankook Tire Manufacturing Co., Ltd.	4,560	42,702
	Hanmi Pharm Co., Ltd.	268	16,144
*	Hansol Paper Co., Ltd.	2,610	25,655
	Hanwha Chemical Corp.	3,240	14,059
	Hanwha Corp.	3,830	60,015
	Hanwha Securities Co., Ltd.	5,980	24,909
*	Hite Brewery Co., Ltd.	63	8,418
	Hite Holdings Co., Ltd.	79	1,390
	Honam Petrochemical Corp.	1,258	51,494
	Hotel Shilla Co., Ltd.	1,570	15,767
# *	Hynix Semiconductor, Inc.	9,130	78,219
	Hyosung T & C Co., Ltd.	1,921	45,764

52

#	Hyundai Auton Co., Ltd.	7,910	22,724
# *	Hyundai Corp.	1,340	9,665
	Hyundai Department Store Co., Ltd.	708	34,601
	Hyundai Development Co.	5,957	161,200
	Hyundai Engineering & Construction Co., Ltd.	197	8,089
	Hyundai Heavy Industries Co., Ltd.	122	16,117
	Hyundai Hysco	3,150	17,312
	Hyundai Marine & Fire Insurance Co., Ltd.	3,540	30,096
	Hyundai Merchant Marine Co., Ltd.	1,260	33,518
	Hyundai Mipo Dockyard Co., Ltd.	813	69,801
	Hyundai Mobis	516	30,305
	Hyundai Motor Co., Ltd.	2,342	108,221
	Hyundai Securities Co., Ltd.	9,760	59,866
	Hyundai Steel Co.	1,910	55,415
*	Industrial Bank of Korea	4,150	23,856
	Kangwon Land, Inc.	8,480	86,789
*	KB Financial Group, Inc. ADR	4,800	118,128
	KCC Corp.	263	51,322
# *	Kia Motors Corp.	8,210	69,160
*	KISCO Corp.	222	3,474
	Korea Electric Power Corp. Sponsored ADR	4,700	46,530
	Korea Exchange Bank	12,560	69,865
# *	Korea Express Co., Ltd.	202	13,228
	Korea Gas Corp.	517	19,469
	Korea Investment Holdings Co., Ltd.	3,390	69,558
	Korea Iron & Steel Co., Ltd.	67	1,307
	Korea Komho Petrochemical Co., Ltd.	770	10,430
	Korea Line Corp.	319	17,110
	Korea Reinsurance Co., Ltd.	1,920	10,717
	Korea Zinc Co., Ltd.	553	27,713
	Korean Air Co., Ltd.	2,662	75,338
*	KP Chemical Corp.	5,660	16,458
	KT Corp. Sponsored ADR	2,700	33,885
*	KT Freetel, Ltd.	2,940	61,651
	KT&G Corp.	457	29,332
*	KTB Securities Co., Ltd.	8,400	18,132
	Kumho Industrial Co., Ltd.	180	1,647
	Kyobo Securities Co., Ltd.	2,560	14,509
	LG Chemical, Ltd.	860	52,209
	LG Corp.	1,349	53,992
	LG Dacom Corp.	2,660	37,604
*	LG Display Co., Ltd. ADR	11,000	101,420
	LG Electronics, Inc.	357	26,654
	LG Fashion Corp.	1,620	26,405
	LG Household & Healthcare Co., Ltd.	84	12,000
	LG International Corp.	1,750	19,838
*	LG Telecom, Ltd.	4,810	34,288
	LIG Insurance Co., Ltd.	950	11,062
	Lotte Chilsung Beverage Co., Ltd.	52	28,001
	Lotte Confectionary Co., Ltd.	64	54,618
*	Lotte Midopa Co., Ltd.	3,520	17,328
*	Lotte Shopping Co., Ltd.	252	34,478

53

	LS Corp.	1,180	49,842
	LS Industrial Systems Co., Ltd.	780	21,733
*	Macquarie Korea Infrastructure Fund	8,710	32,064
	Meritz Fire Marine Insurance Co., Ltd.	2,020	7,416
#	Mirae Asset Securities Co., Ltd.	653	32,617
	Namyang Dairy Products Co., Ltd.	98	30,366
	NCsoft Corp.	850	21,950
	Nong Shim Co., Ltd.	190	30,848
	ORION Corp.	102	12,031
	Ottogi Corp.	244	24,416
	Pacific Corp.	292	17,196
	POSCO ADR	4,400	295,636
	Pusan Bank	5,930	30,292
	S1 Corp.	658	22,367
	Samchully Co., Ltd.	210	20,484
*	Samsung Card Co., Ltd.	1,395	32,920
	Samsung Corp.	2,378	76,197
	Samsung Electro-Mechanics Co., Ltd.	4,140	121,931
	Samsung Electronics Co., Ltd.	1,174	494,963
	Samsung Engineering Co., Ltd.	662	26,477
	Samsung Fine Chemicals Co., Ltd.	1,870	51,668
	Samsung Fire and Marine Insurance, Ltd.	299	39,601
	Samsung Heavy Industries Co., Ltd.	1,040	16,016
*	Samsung SDI Co., Ltd.	1,485	83,380
#	Samsung Securities Co., Ltd.	1,182	60,114
	Samsung Techwin Co., Ltd.	2,204	46,715
	Seah Besteel Corp.	1,820	27,676
#	Seoul Securities Co., Ltd.	30,690	22,269
#	Shinhan Financial Group Co., Ltd. ADR	3,980	197,965
	Shinsegae Co., Ltd.	111	38,959
	Sindo Ricoh Co., Ltd.	590	20,929
	SK Chemicals Co., Ltd.	960	14,770
	SK Co., Ltd.	1,703	114,225
	SK Energy Co., Ltd.	1,412	81,231
	SK Gas Co., Ltd.	560	19,978
*	SK Networks Co., Ltd.	2,560	16,293
	SK Telecom Co., Ltd.	191	30,315
	SK Telecom Co., Ltd. ADR	300	5,163
#	SKC Co., Ltd.	2,090	20,341
	S-Oil Corp.	843	42,711
*	Ssangyong Cement Industry Co., Ltd.	4,260	18,052
	STX Engine Co., Ltd.	2,110	23,158
	STX Shipbuilding Co., Ltd.	1,360	15,726
	Sunkyong Securities Co., Ltd.	15,120	16,396
	Tae Kwang Industrial Co., Ltd.	45	27,877
	Tai Han Electric Wire Co., Ltd.	910	12,966
	Tong Yang Securities, Inc.	5,010	20,660
	Woongjin Coway Co., Ltd.	660	13,581
	Woongjin.Com Co., Ltd.	1,870	10,844
	Woori Investment & Securities Co., Ltd.	6,510	60,815
	Youngpoong Corp.	97	19,874
	Yuhan Corp.	286	41,603

TOTAL — SOUTH KOREA			6,173,322

54

SPAIN — (2.6%)
COMMON STOCKS — (2.6%)
	Abengoa SA	3,129	45,691
	Abertis Infraestructuras SA	4,659	80,011
	Acciona SA	574	54,295
#	Acerinox SA	9,906	124,529
	Actividades de Construccion y Servicios SA	7,003	260,013
	Antena 3 de Television SA	4,787	25,568
	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	57,320	664,912
#	Banco de Sabadell SA	43,742	298,357
#	Banco de Valencia SA	6,420	59,423
	Banco Espanol de Credito SA	8,490	108,012
	Banco Guipuzcoano SA	6,522	51,033
	Banco Pastor SA	8,922	74,167
#	Banco Popular Espanol SA	31,280	284,668
*	Banco Santander SA	412	4,527
	Banco Santander SA Sponsored ADR	136,720	1,468,373
#	Bankinter SA	19,617	211,676
*	Baron de Ley SA	155	8,683
*	Bolsas y Mercados Espanoles	5,415	132,142
	Campofrio Alimentacion SA	3,061	34,236
	Cementos Portland Valderrivas SA	517	18,821
	Cia Espanola de Petroleous SA	1,208	106,876
	Cintra Concesiones de Infraestructuras de Transporte SA	3,303	29,387
	Construcciones y Auxiliar de Ferrocarriles SA	91	25,439
	Duro Felguera SA	3,667	19,432
	Ebro Puleva SA	7,310	95,046
	Elecnor SA	776	9,176
	Enagas SA	10,657	208,213
	Faes Farma SA	4,281	22,105
	Fomento de Construcciones y Contratas SA	3,237	128,710
	Gamesa Corporacion Tecnologica SA	5,946	97,483
	Gas Natural SDG SA	3,947	121,480
	Gestevision Telecinco SA	3,477	27,916
	Grifols SA	3,016	60,021
	Grupo Catalana Occidente SA	2,841	44,680
	Grupo Empresarial Ence SA	5,055	23,329
#	Grupo Ferrovial SA	4,471	137,791
	Iberdrola SA	20,309	146,983
	Iberia Lineas Aereas de Espana SA	10,239	24,156
	Indra Sistemas SA	3,869	75,179
	Industria de Diseno Textil SA	1,747	59,053
*	La Seda de Barcelona SA	20,982	10,752
*	Laboratorios Almirall SA	4,936	43,728
	NH Hoteles SA	2,736	20,711
	Obrascon Huarte Lain SA	1,041	13,079
	Promotora de Informaciones SA	2,904	11,374
	Prosegur Cia de Seguridad SA	876	24,887
*	Realia Business SA	18,233	50,876

55

	Red Electrica Corporacion SA	3,592	157,442
	Repsol YPF SA Sponsored ADR	16,218	310,088
#	Sacyr Vallehermoso SA	6,468	59,650
*	Sacyr Vallehermoso SA Issue 08	222	2,041
	Sol Melia SA	3,279	15,407
#	SOS Cuetara SA	1,816	25,291
*	Tecnicas Reunidas SA	769	21,968
*	Tecnocom Telecomunicaciones y Energia SA	473	1,926
	Telefonica SA Sponsored ADR	4,953	274,941
	Tubacex SA	15,121	53,920
	Tubos Reunidos SA	3,357	8,897
	Union Fenosa SA	1,956	41,502
	Vidrala SA	1,196	25,157
	Viscofan SA	1,834	31,545
	Vocento SA	1,129	6,671
	Zardoya Otis SA	2,574	48,766

TOTAL — SPAIN			6,732,211

SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
#	Aarhuskarlshamn AB	1,325	16,260
	AF AB Series B	1,031	17,066
	Alfa Laval AB	7,825	56,488
	Assa Abloy AB Series B	9,620	107,404
	Atlas Copco AB Series A	3,600	30,194
	Atlas Copco AB Series B	4,000	29,945
	Axfood AB	2,200	42,401
	B&B Tools AB	1,800	19,594
	Billerud AB	5,000	28,225
#	Boliden AB	9,800	23,572
*	Brostrom AB Series B	5,100	37,570
	Clas Ohlson AB Series B	4,200	41,787
#	D. Carnegie & Co. AB	4,000	10,876
#	Electrolux AB Series B	13,258	122,056
	Elekta AB Series B	2,400	30,351
#	Eniro AB	4,900	11,353
#	Getinge AB	5,344	74,742
	Hakon Invest AB	4,878	55,674
	Haldex AB	3,400	15,851
#	Hennes & Mauritz AB Series B	2,071	74,265
	Hexagon AB	9,900	64,847
	Hoganas AB Series B	2,100	29,539
#	Holmen AB Series B	3,155	88,929
	Husqvarna AB Series A	4,700	32,006
#	Husqvarna AB Series B	7,700	53,385
	Intrum Justitia AB	2,245	22,181
#	JM AB	5,300	28,414
*	Lindab International AB	1,900	14,549
# *	Lundin Petroleum AB	13,800	65,882
	Meda AB Series A	11,300	73,120
	Modern Times Group AB Series B	700	15,020

56

	NCC AB Series B	1,700	13,891
#	NIBE Industrier AB	5,028	27,284
	Nobia AB	5,200	11,329
#	Nordea Bank AB	40,508	324,677
# *	Oriflame Cosmetics SA	300	9,372
*	Pa Resources AB	4,192	10,556
#	Peab AB Series B	2,700	7,576
	Q-Med AB	2,528	10,397
*	Rezidor Hotel Group AB	8,800	23,397
	Sandvik AB	5,800	37,643
*	SAS AB	5,500	29,083
	Scania AB Series B	2,800	23,012
	Securitas AB Series B	6,105	58,617
#	Skandinaviska Enskilda Banken AB Series A	11,584	114,805
	Skanska AB Series B	11,826	103,868
	SKF AB Series A	1,000	9,242
	SKF AB Series B	6,600	60,121
	SSAB Svenskt Stal AB Series A	3,700	37,411
	SSAB Svenskt Stal AB Series B	3,240	29,373
	Svenska Cellulosa AB Series B	20,119	148,567
	Svenska Handelsbanken AB Series A	10,800	198,472
#	Swedbank AB Series A	7,312	60,426
	Swedish Match AB (Frueher Svenska Taendsticks AB)	3,800	52,770
	Tele2 AB Series B	12,200	104,105
	Telefonaktiebolaget LM Ericsson Series B	21,792	148,347
	Telefonaktiebolaget LM Erricson Sponsored ADR	36,600	258,762
	TeliaSonera AB	34,862	153,381
#	Trelleborg AB Series B	700	4,185
	Volvo AB Series A	7,400	38,242
	Volvo AB Series B	7,200	37,625
	Volvo AB Sponsored ADR	1,200	6,360

TOTAL — SWEDEN			3,486,442

SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
	ABB, Ltd.	25,613	336,071
	ABB, Ltd. Sponsored ADR	2,100	27,615
	Acino Holding AG	190	39,347
# *	Actelion, Ltd.	1,303	68,835
#	Adecco SA	7,370	256,379
	Allreal Holding AG	416	42,355
	Bachem Holdings AG	203	14,618
	Baloise-Holding AG	2,353	125,802
	Bank Coop AG	429	27,704
	Bank Sarasin & Cie Series B	1,759	51,765
	Banque Cantonale Vaudoise	154	34,326
	Banque Privee Edmond de Rothschild SA	1	25,852
	Barry Callebaut AG	97	48,474
*	Basilea Pharmaceutica AG	126	17,085
	Basler Kantonalbank	520	51,540
	Belimo Holdings AG	16	10,986

57

*	Bell Holding AG	4	4,318
	Berner Kantonalbank	201	39,326
	BKW FMB Energie AG	400	36,159
	Bobst Group AG	567	20,520
	Bucher Industries AG	542	58,561
*	Centralschweizerische Kraftwerke AG	106	45,703
	Charles Voegele Holding AG	1,209	43,809
	Ciba Specialty Chemicals AG	3,355	139,662
#	Clariant AG	10,582	65,649
*	Compagnie Financiere Richemont SA Series A	14,171	297,912
	Conzzeta AG	21	30,750
	Credit Suisse Group AG	309	11,555
	Credit Suisse Group AG Sponsored ADR	25,100	938,740
	Dufry Group	101	2,092
	EFG International AG	3,057	65,810
	Elektrizitaets-Gesellschaft Laufenberg AG	81	77,804
	EMS-Chemie Holding AG	371	28,014
	Energiedienst Holding AG	756	32,574
	Flughafen Zuerich AG	154	41,032
#	Forbo Holding AG	17	4,179
#	Galenica Holding AG	130	39,308
#	Geberit AG	1,081	112,310
	George Fisher AG	315	70,631
#	Givaudan SA	386	263,026
	Gurit Holding AG	45	20,225
	Helvetia Holding AG	90	15,428
	Holcim, Ltd.	13,487	766,051
	Jelmoli Holding AG	22	38,772
	Julius Baer Holdings, Ltd. AG	4,441	173,689
	Komax Holding AG	280	18,159
#	Kudelski SA	3,132	33,030
	Kuehne & Nagel International AG	1,610	97,479
	Kuoni Reisen Holding AG	146	42,777
	Lindt & Spruengli AG	3	72,780
*	Logitech International SA	6,379	95,101
#	Lonza Group AG	2,444	202,834
	Luzerner Kantonalbank AG	94	19,913
# *	Meyer Burger Technology AG	122	17,014
	Mobimo Holding AG	216	25,548
	Nestle SA	18,357	713,849
#	Nobel Biocare Holding AG	667	11,458
	Novartis AG ADR	31,390	1,600,576
# *	Oerlikon Corp.	566	43,897
#	Panalpina Welttransport Holding AG	818	37,219
	Partners Group Holdings AG	339	28,235
*	Petroplus Holdings AG	3,009	80,115
	PubliGroupe SA	194	18,462
*	Quadrant AG	272	18,786
	Rieters Holdings AG	152	26,338
	Roche Holding AG Bearer	462	71,395
	Roche Holding AG Genusschein	9,111	1,393,317
	Romande Energie Holding SA	34	58,744

58

	Schindler Holding AG	949	43,448
	Schulthess Group AG	624	21,028
	Schweiter Technology AG	55	18,107
	Schweizerische National Versicherungs Gesellschaft	37	20,112
	SGS SA	91	89,593
	Sika AG	129	101,713
	Sonova Holding AG	1,488	61,827
	St. Galler Kantonalbank	117	40,856
#	Straumann Holding AG	170	28,850
	Sulzer AG	1,781	105,150
	Swatch Group AG	1,853	289,150
	Swiss Life Holding AG	2,141	192,917
	Swiss Re	20,457	853,132
	Swisscom AG	529	161,642
	Syngenta AG ADR	24,400	912,072
	Tecan Group AG	810	36,366
*	Temenos Group AG	1,408	17,634
	The Swatch Group AG	3,717	106,437
*	UBS AG	1,982	33,629
*	UBS AG ADR	7,300	123,370
	Valiant Holding AG	936	161,273
	Valora Holding AG	177	25,663
*	Verwaltungs und Privat-Bank AG	213	29,548
	Vontobel Holdings AG	1,715	38,389
	Zuger Kantonalbank	15	43,916
	Zurich Financial SVCS AG	4,733	960,220

TOTAL — SWITZERLAND			13,905,431

TAIWAN — (1.7%)
COMMON STOCKS — (1.7%)
	Ability Enterprise Co., Ltd.	51,000	38,518
	Acer, Inc.	31,465	40,585
	Advanced Semiconductor Engineering, Inc. ADR	26,331	57,138
	Altek Corp.	31,891	31,652
	Amtran Technology Co., Ltd.	84,000	24,034
	Asia Cement Corp.	75,160	44,532
	Asustek Computer, Inc.	16,495	23,627
	AU Optronics Corp. Sponsored ADR	10,524	72,616
	Bes Engineering Corp.	142,000	23,772
	Catcher Co., Ltd.	6,600	16,758
	Cathay Financial Holdings Co., Ltd.	25,100	26,957
	Cathay Real Estate Development Co., Ltd.	31,000	6,765
	Chang Hwa Commercial Bank	168,000	64,356
	Cheng Loong Corp.	159,000	33,191
	Cheng Uei Precision Industry Co., Ltd.	20,000	27,579
	Chi Mei Optoelectronic Corp.	152,350	56,047
	Chicony Electronics Co., Ltd.	29,000	36,012
*	China Airlines	129,000	30,869
	China Development Financial Holding Corp.	395,650	77,763
*	China Life Insurance Co., Ltd.	94,000	32,446
	China Motor Co., Ltd.	59,000	20,063

59

*	China Petrochemical Development Corp.	77,380	13,880
	China Steel Corp.	24,720	17,853
	Chinatrust Financial Holdings Co., Ltd.	128,571	36,727
	Chung Hung Steel Corp.	26,000	8,147
	Chungwa Picture Tubes Co., Ltd.	469,000	47,515
	Clevo Co.	40,000	29,274
*	CMC Magnetics Corp.	146,000	20,053
	Compal Communications, Inc.	38,000	23,701
	Compal Electronics, Inc.	146,730	105,314
	Compeq Manufacturing Co., Ltd.	112,000	18,468
	CTCI Corp.	37,444	23,701
	Delta Electronics Industrial Co., Ltd.	16,000	36,311
	D-Link Corp.	42,160	28,863
	E.Sun Financial Holding Co., Ltd.	186,880	43,447
	Epistar Corp.	17,169	20,071
	Eternal Chemical Co., Ltd.	25,300	13,213
*	Eva Airways Corp.	124,000	30,070
	Evergreen International Storage & Transport Corp.	56,000	23,842
	Evergreen Marine Corp., Ltd.	94,000	48,301
	Everlight Electronics Co., Ltd.	18,000	27,201
	Far East Textile, Ltd.	80,260	46,584
	Far Eastern Department Stores, Ltd.	34,650	15,671
*	Far Eastern International Bank	65,000	9,914
	Feng Hsin Iron & Steel Co., Ltd.	23,000	16,136
	First Financial Holding Co., Ltd.	53,636	25,296
	Formosa Chemicals & Fiber Co., Ltd.	68,000	109,929
	Formosa Plastics Corp.	49,000	82,694
	Formosa Taffeta Co., Ltd.	70,000	41,254
	Foxconn Technology Co., Ltd.	4,400	10,782
	Fubon Financial Holding Co., Ltd.	100,000	60,653
	Giant Manufacture Co., Ltd.	15,000	36,273
	Giga-Byte Technology Co., Ltd.	53,000	18,660
	Goldsun Development & Construction Co., Ltd.	22,000	4,181
	Great Wall Enterprise Co., Ltd.	36,000	22,101
	Greatek Co., Ltd.	18,020	11,226
	Highwealth Construction Corp.	33,604	16,416
	Hon Hai Precision Industry Co., Ltd.	19,550	47,188
	Hotai Motor Co., Ltd.	15,000	21,625
	HTC Corp.	3,000	35,560
	Hua Nan Financial Holding Co., Ltd.	77,520	40,851
	Innolux Display Corp.	39,600	29,686
	Inventec Corp.	71,400	22,377
	King Yuan Electronics Co., Ltd.	53,000	14,096
	Kinpo Electronics, Inc.	72,000	13,516
	Kinsus Interconnect Technology Corp.	22,000	24,122
	Lee Chang Yung Chemical Industry Corp.	44,000	25,140
	Lien Hwa Industrial Corp.	53,549	17,617
	Lite-On Technology Corp.	93,315	58,265
	Macronix International Co., Ltd.	105,039	29,309
	Media Tek, Inc.	2,020	18,090
	Mega Financial Holding Co., Ltd.	208,000	57,543
	Micro-Star International Co., Ltd.	35,000	14,617

60

	Mitac International Corp.	61,039	22,591
	Nan Ya Plastic Corp.	44,000	60,979
*	Nan Ya Printed Circuit Board Corp.	9,000	21,240
	Nankang Rubber Tire Co., Ltd.	39,000	21,632
*	Nanya Technology Co., Ltd.	117,000	20,772
	Opto Tech Corp.	92,000	30,494
	Oriental Union Chemical Corp.	36,720	15,497
	Pan-International Industrial Corp.	14,700	12,777
	Phoenix Precision Technology Corp.	77,000	22,317
	Pou Chen Corp.	108,999	49,684
	President Chain Store Corp.	13,000	30,180
	Prince Housing & Development Corp.	26,780	4,433
	Qisda Corp.	102,760	24,892
	Quanta Computer, Inc.	25,750	27,105
	Realtek Semiconductor Corp.	8,160	12,239
*	Ritek Corp.	297,000	37,281
	Ruentex Development Co., Ltd.	24,000	9,905
	Ruentex Industries, Ltd.	49,000	23,169
	Shihlin Electric & Engineering Corp.	25,000	18,178
	Shin Kong Financial Holding Co., Ltd.	221,849	58,676
	Shinkong Synthetic Fibers Co., Ltd.	200,000	25,809
	Siliconware Precision Industries Co., Ltd.	32,000	33,031
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	14,811
	Sincere Navigation Corp.	41,125	26,993
	SinoPac Holdings Co., Ltd.	336,000	71,231
	Sunplus Technology Co., Ltd.	27,299	11,442
	Synnex Technology International Corp.	23,000	29,855
*	Ta Chong Bank, Ltd.	139,000	22,302
	Taichung Commercial Bank	69,000	13,881
	Tainan Spinning Co., Ltd.	140,000	26,830
	Taishin Financial Holdings Co., Ltd.	222,000	33,137
*	Taiwan Business Bank	159,000	31,168
	Taiwan Cement Corp.	170,400	87,498
	Taiwan Cooperative Bank	71,300	34,263
	Taiwan Fertilizer Co., Ltd.	28,000	34,552
	Taiwan Glass Industrial Corp.	39,960	19,384
	Taiwan Life Insurance Co., Ltd.	33,551	19,373
	Taiwan Navigation Co., Ltd.	13,000	12,802
	Taiwan Secom Co., Ltd.	22,000	27,019
	Taiwan Semiconductor Manufacturing Co., Ltd.	39,095	56,885
*	Taiwan Tea Corp.	108,000	33,343
*	Tatung Co., Ltd.	172,000	30,535
	Teco Electric & Machinery Co., Ltd.	140,000	33,708
	The Ambassador Hotel	22,000	15,967
	Ton Yi Industrial Corp.	79,000	24,662
	TSRC Corp.	35,000	24,481
	Tung Ho Steel Enterprise Corp.	46,000	29,901
	U-Ming Marine Transport Corp.	10,000	11,674
	Uni-President Enterprises Corp.	78,850	67,401
	United Microelectronics Corp.	364,530	100,092
*	Universal Cement Corp.	46,000	23,373
	Universal Scientific Industrial Co., Ltd.	44,000	13,217

61

*	Via Technologies, Inc.	19,000	4,600
	Walsin Lihwa Corp.	243,000	56,356
	Wan Hai Lines Co., Ltd.	26,150	10,958
	Waterland Financial Holdings	65,990	10,583
*	Wei Chuan Food Corp.	71,000	33,689
*	Winbond Electronics Corp.	161,000	16,745
	Wintek Corp.	23,000	5,837
	Wistron Corp.	26,228	20,741
	Yageo Corp.	193,000	29,765
	Yang Ming Marine Transport Corp.	43,599	12,020
	Yieh Phui Enterprise Co., Ltd.	46,200	13,318
	Yuanta Financial Holding Co., Ltd.	101,000	39,512
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	34,491
	Yulon Motor Co., Ltd.	15,223	6,092

TOTAL — TAIWAN			4,257,972

THAILAND — (0.2%)
COMMON STOCKS — (0.2%)
	Advance Info Service PCL (Foreign)	16,300	33,949
	Bangkok Bank PCL (Foreign)	13,900	27,562
	Bank of Ayudhya PCL (Foreign) NVDR	70,100	20,200
	Banpu PCL (Foreign)	400	1,860
	Charoen Pokphand Foods PCL (Foreign)	340,100	29,498
	Delta Electronics (Thailand) PCL (Foreign)	86,000	25,518
*	Electricity Generating PCL (Foreign)	22,000	37,033
	Kasikornbank PCL (Foreign)	10,200	14,551
	Krung Thai Bank PCL (Foreign)	179,200	20,042
	PTT Chemical PCL (Foreign)	22,500	22,147
	PTT Exploration & Production PCL (Foreign)	11,700	28,708
	PTT PCL (Foreign)	7,900	35,837
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	34,582
*	Siam City Bank PCL (Foreign)	100,800	19,268
	Siam Commercial Bank PCL (Foreign)	15,700	23,964
	Thai Oil PCL (Foreign)	20,500	12,048
	The Siam Cement PCL (Foreign) NVDR	10,400	30,265
*	TMB Bank PCL (Foreign)	1,311,300	20,951

TOTAL — THAILAND			437,983

TURKEY — (0.2%)
COMMON STOCKS — (0.2%)
	Akbank T.A.S.	12,336	42,370
	Aksigorta A.S.	10,266	21,166
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	606	5,131
	Arcelik A.S	19,014	26,979
*	Asya Katilim Bankasi A.S.	15,598	13,684
	BIM BirlesikMagazalar A.S.	1,055	21,306
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,287	17,111
	Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	24,917
*	Dogan Sirketler Grubu Holding A.S.	38,701	30,514
	Dogus Otomotiv Servis ve Ticaret A.S.	11,261	15,787

62

	Enka Insaat ve Sanayi A.S.	709	2,657
	Eregli Demir ve Celik Fabrikalari Turk A.S.	10,282	31,695
	Ford Otomotiv Sanayi A.S.	4,664	14,672
*	Koc Holding A.S. Series B	14,879	27,761
*	Sekerbank T.A.S.	18,468	14,809
*	TAV Havalimanlari Holding A.S.	6,596	16,035
	Tupras-Turkiye Petrol Rafinerileri A.S.	3,943	49,790
*	Turk Ekonomi Bankasi A.S.	54,324	32,487
*	Turk Hava Yollari Anonim Ortakligi A.S.	7,280	22,583
*	Turk Sise ve Cam Fabrikalari A.S.	34,650	28,174
	Turkcell Iletisim Hizmetleri A.S.	1,136	5,702
*	Turkiye Garanti Bankasi A.S.	30,169	50,671
	Turkiye Is Bankasi A.S.	16,132	45,863
	Turkiye Vakiflar Bankasi T.A.O.	23,300	22,756
*	Yapi ve Kredi Bankasi A.S.	20,374	25,837

TOTAL — TURKEY			610,457

UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
	Aberdeen Asset Management P.L.C.	54,754	82,688
	Admiral Group P.L.C.	5,260	77,976
	Aegis Group P.L.C.	53,248	56,118
	Aggreko P.L.C.	8,159	57,093
	Amec P.L.C.	20,068	167,900
	Amlin P.L.C.	33,969	173,941
	Anglo American P.L.C.	19,719	494,774
	Anglo Pacific Group P.L.C.	10,303	17,892
	Antofagasta P.L.C.	7,262	44,868
*	Aricom P.L.C.	71,567	14,020
	ARM Holdings P.L.C.	25,183	39,263
#	ARM Holdings P.L.C. Sponsored ADR	10,000	47,200
	Arriva P.L.C.	14,357	138,896
	Ashmore Group P.L.C.	8,331	21,866
	Ashtead Group P.L.C.	34,933	24,031
	Associated British Foods P.L.C.	16,123	180,408
	AstraZeneca P.L.C. Sponsored ADR	5,600	237,776
	Atkins WS P.L.C.	5,318	45,681
*	Autonomy Corp. P.L.C.	5,461	86,588
	Aveva Group P.L.C.	1,771	22,577
	Aviva P.L.C.	86,584	516,474
	Babcock International Group P.L.C.	10,945	68,484
	BAE Systems P.L.C.	49,506	278,271
	Balfour Beatty P.L.C.	32,753	132,357
	Barclays P.L.C.	109,867	314,942
	Barclays P.L.C. Sponsored ADR	11,067	119,192
	Barratt Developments P.L.C.	10,847	13,504
	BBA Aviation P.L.C.	15,157	19,449
	Beazley Group P.L.C.	15,662	26,702
	Bellway P.L.C.	1,231	10,724
	Benfield Group, Ltd. P.L.C.	984	5,402

63

	BG Group P.L.C.	16,417	241,394
	BG Group P.L.C. Sponsored ADR	400	29,960
	BHP Billiton P.L.C.	11,281	191,557
	BHP Billiton P.L.C. ADR	1,300	44,629
	Bodycote P.L.C.	20,048	40,129
	Bovis Homes Group P.L.C.	1,333	7,286
	BP P.L.C.	1,306	10,646
	BP P.L.C. Sponsored ADR	69,320	3,445,204
	Brewin Dolphin Holdings P.L.C.	10,185	18,515
	Brit Insurance Holdings P.L.C.	16,204	47,655
	British Airways P.L.C.	11,599	25,665
	British American Tobacco P.L.C.	12,487	342,509
	British American Tobacco P.L.C. Sponsored ADR	800	43,488
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,453	35,439
	Britvic P.L.C.	9,086	33,375
	BSS Group P.L.C.	8,485	31,195
	BT Group P.L.C. Sponsored ADR	11,600	219,240
*	BTG P.L.C.	12,819	26,600
	Bunzl P.L.C.	4,831	48,573
	Burberry Group P.L.C.	28,121	125,155
	Cable and Wireless P.L.C.	114,605	227,145
	Cadbury P.L.C.	3,371	30,953
	Cadbury P.L.C. Sponsored ADR	4,500	166,410
*	Cairn Energy P.L.C.	1,321	34,224
	Capita Group P.L.C.	12,595	130,144
	Care UK P.L.C.	700	2,547
	Carillion P.L.C.	28,912	96,976
	Carnival P.L.C.	6,408	140,921
	Carnival P.L.C. ADR	1,244	28,239
	Carphone Warehouse Group P.L.C.	25,792	55,992
	Catlin Group, Ltd.	14,456	80,782
	Centrica P.L.C.	37,538	184,455
*	Charter International P.L.C.	3,400	22,161
	Chemring Group P.L.C.	812	20,832
	Close Brothers Group P.L.C.	9,723	84,603
	Cobham P.L.C.	38,911	118,257
*	Colt Telecom Group SA	4,189	4,304
	Compass Group P.L.C.	26,857	124,887
	Connaught P.L.C.	4,925	27,205
	Consort Medical P.L.C.	535	3,032
	Cookson Group P.L.C.	10,430	33,762
	Cranswick P.L.C.	1,999	20,413
	Croda International P.L.C.	3,918	32,349
*	CSR P.L.C.	7,799	26,010
	Daily Mail & General Trust P.L.C. Series A	22,516	106,027
	Dairy Crest Group P.L.C.	6,247	31,211
*	Dana Petroleum P.L.C.	6,015	96,766
	Davis Service Group P.L.C.	3,737	13,303
	De La Rue P.L.C.	4,061	58,583
	Debenhams P.L.C.	43,980	27,087
	Devro P.L.C.	621	722
	Diageo P.L.C.	11,221	171,238

64

	Diageo P.L.C. Sponsored ADR	1,500	93,285
	Dicom Group P.L.C.	2,971	6,869
	Dignity P.L.C.	3,057	29,327
	Dimension Data Holdings P.L.C.	110,634	53,149
	Diploma P.L.C.	14,328	29,978
	Domino Printing Sciences P.L.C.	5,889	18,946
	Drax Group P.L.C.	6,910	64,210
	DS Smith P.L.C.	15,767	16,915
	DSG International P.L.C.	76,308	39,725
*	easyJet P.L.C.	7,795	38,886
	Electrocomponents P.L.C.	22,257	51,046
	Elementis P.L.C.	33,086	31,206
	Enterprise Inns P.L.C.	9,668	15,225
	Evolution Group P.L.C.	21,433	28,635
	Experian P.L.C.	28,483	157,083
	F&C Asset Management P.L.C.	3,888	2,653
	Fenner P.L.C.	9,361	15,438
	Fidessa Group P.L.C.	2,349	21,699
	Filtrona P.L.C.	8,877	17,832
	Firstgroup P.L.C.	17,519	115,610
	Forth Ports P.L.C.	1,388	21,955
	Friends Provident P.L.C.	167,495	192,064
	G4S P.L.C.	76,845	232,740
	Galliford Try P.L.C.	34,352	25,270
	Game Group P.L.C.	26,138	54,829
*	Gem Diamonds, Ltd.	2,652	12,984
*	Genus P.L.C.	3,034	29,634
	GKN P.L.C.	51,150	98,081
	GlaxoSmithKline P.L.C. Sponsored ADR	9,400	363,780
	Greene King P.L.C.	1,203	6,212
	Greggs P.L.C.	533	28,005
	Halfords Group P.L.C.	9,570	34,150
	Halma P.L.C.	18,161	48,022
	Hampson Industries P.L.C.	11,706	21,022
*	Hardy Oil & Gas P.L.C.	6,768	21,005
*	Hargreaves Lansdown P.L.C.	12,626	34,719
	Hays P.L.C.	65,299	71,687
	HBOS P.L.C.	106,508	174,399
	Helical Bar P.L.C.	6,415	30,842
	Helphire P.L.C.	18,218	30,963
	Henderson Group P.L.C.	65,633	56,136
	Hikma Pharmaceuticals P.L.C.	9,479	49,428
	Hill & Smith Holdings P.L.C.	6,525	20,875
	Hiscox, Ltd.	28,089	111,302
	HMV Group P.L.C.	15,392	24,655
	Hochschild Mining P.L.C.	1,615	3,474
	Home Retail Group P.L.C.	23,217	73,999
	Homeserve P.L.C.	3,407	69,955
	HSBC Holdings P.L.C.	469	5,555
#	HSBC Holdings P.L.C. Sponsored ADR	41,700	2,460,300
	Hunting P.L.C.	5,949	41,194
	ICAP P.L.C.	19,499	97,162

65

	IG Group Holdings P.L.C.	7,050	32,938
	IMI P.L.C.	20,451	90,889
*	Imperial Energy Corp. P.L.C.	1,447	19,801
	Imperial Tobacco Group P.L.C.	6,229	166,946
	Imperial Tobacco Group P.L.C. ADR	1,300	69,290
	Inchcape P.L.C.	12,151	15,493
	Informa P.L.C.	7,456	25,261
	Inmarsat P.L.C.	5,113	34,860
	Intercontinental Hotels Group P.L.C. ADR	8,600	74,046
	Intermediate Capital Group P.L.C.	7,676	119,664
	International Personal Finance P.L.C.	22,330	50,520
	International Power P.L.C.	108,161	386,946
	Interserve P.L.C.	4,208	12,568
	Intertek Group P.L.C.	3,170	37,543
*	Invensys P.L.C.	49,272	123,555
	Investec P.L.C.	28,831	109,490
*	IP Group P.L.C.	3,665	3,929
	ITV P.L.C.	225,673	108,992
	James Fisher & Sons P.L.C.	1,323	7,232
	Jardine Lloyd Thompson Group P.L.C.	6,225	44,403
	JJB Sports P.L.C.	17,573	8,380
	JKX Oil and Gas P.L.C.	5,891	14,447
	John Wood Group P.L.C.	15,519	59,984
	Johnson Matthey P.L.C.	3,238	48,734
	Kazakhmys P.L.C.	4,079	19,124
	Kcom Group P.L.C.	56,484	16,434
	Keller Group P.L.C.	3,270	27,505
	Kesa Electricals P.L.C.	24,054	30,888
	Kier Group P.L.C.	2,437	26,609
	Kingfisher P.L.C.	184,665	340,844
	Ladbrokes P.L.C.	11,458	29,200
	Laird P.L.C.	3,587	9,420
	Legal and General Group P.L.C.	419,828	482,840
	Lloyds TSB Group P.L.C.	17,661	57,082
	Lloyds TSB Group P.L.C. Sponsored ADR	16,100	203,504
	Logica P.L.C.	54,365	60,522
	London Stock Exchange Group P.L.C.	7,154	64,902
	Lonmin P.L.C.	881	16,431
	Man Group P.L.C.	21,312	123,044
	Marks & Spencer Group P.L.C.	100,224	355,310
	Marshalls P.L.C.	7,454	11,770
	Marston’s P.L.C.	2,435	3,726
	Mcbride P.L.C.	20,518	41,587
	Meggitt P.L.C.	48,607	106,484
	Melrose P.L.C.	13,624	19,583
	Melrose Resources P.L.C.	2,371	7,845
	Michael Page International P.L.C.	7,849	25,424
	Millennium and Copthorne Hotels P.L.C.	7,179	24,469
	Misys P.L.C.	21,586	38,652
	Mitchells & Butlers P.L.C.	2,195	5,557
	Mitie Group P.L.C.	10,602	32,215
	Mondi P.L.C.	26,850	97,448

66

	Morgan Crucible Co. P.L.C.	6,203	10,727
	Morgan Sindall P.L.C.	2,754	22,308
	Mothercare P.L.C.	6,110	29,958
	Mouchel Group P.L.C.	5,749	29,167
	N Brown Group P.L.C.	11,991	42,617
	National Express Group P.L.C.	7,964	73,364
	National Grid P.L.C.	3,156	35,553
	National Grid P.L.C. Sponsored ADR	4,300	246,046
	Next P.L.C.	5,255	89,319
	Northern Foods P.L.C.	36,911	28,876
	Northgate P.L.C.	768	1,580
	Northumbrian Water Group P.L.C.	17,626	88,578
	Novae Group P.L.C.	6,437	28,130
	Old Mutual P.L.C.	135,486	109,713
	Pearson P.L.C.	3,121	31,086
	Pearson P.L.C. Sponsored ADR	59,132	598,416
	Pennon Group P.L.C.	10,336	89,445
	Persimmon P.L.C.	9,423	45,619
	Petrofac, Ltd.	2,660	18,415
	Premier Farnell P.L.C.	12,415	26,084
	Premier Foods P.L.C.	33,698	14,942
*	Premier Oil P.L.C.	4,182	50,135
	Provident Financial P.L.C.	3,529	44,985
	Prudential P.L.C.	26,990	135,580
	Prudential P.L.C. ADR	24,590	254,998
	Punch Taverns P.L.C.	8,432	21,214
	PV Crystalox Solar P.L.C.	13,337	29,126
	PZ Cussons P.L.C.	13,160	26,564
	Qinetiq P.L.C.	32,833	90,239
	Quintain Estates & Development P.L.C.	3,540	4,834
*	Rank Group P.L.C.	26,746	24,593
	Rathbone Brothers P.L.C.	2,582	33,455
	Reckitt Benckiser Group P.L.C.	5,091	215,348
	Reed Elsevier P.L.C. ADR	2,700	95,472
*	Regus P.L.C.	29,403	22,122
	Renishaw P.L.C.	427	3,648
	Rensburg Sheppards P.L.C.	474	3,497
	Rentokil Initial P.L.C.	55,824	40,572
	Restaurant Group P.L.C.	12,241	24,831
	Rexam P.L.C.	21,258	128,096
	Rio Tinto P.L.C.	48	2,242
	Rio Tinto P.L.C. Sponsored ADR	100	18,587
	RM P.L.C.	12,287	30,546
	ROK P.L.C.	19,702	24,150
*	Rolls-Royce Group P.L.C.	55,068	291,360
*	Rolls-Royce Group P.L.C. Series C	3,149,890	5,069
	Rotork P.L.C.	246	2,948
	Royal Bank of Scotland Group P.L.C.	219,289	241,550
	Royal Bank of Scotland Group P.L.C. Sponsored ADR	4,100	4,510
	Royal Dutch Shell P.L.C. ADR	66,499	3,676,730
	Royal Dutch Shell P.L.C. Series B	1,788	48,476
	RPS Group P.L.C.	8,359	19,898

67

	RSA Insurance Group P.L.C.	171,184	380,685
	SABmiller P.L.C.	27,479	436,470
	Sage Group P.L.C.	79,430	222,367
	Sainsbury (J.) P.L.C.	75,288	343,928
*	Salamander Energy P.L.C.	5,796	16,079
	Savills P.L.C.	10,559	39,017
	Schroders P.L.C.	8,607	110,339
	Schroders P.L.C. Non-Voting	5,723	60,903
	Scottish & Southern Energy P.L.C.	7,328	143,641
*	SDL P.L.C.	1,830	7,175
	Senior P.L.C.	3,099	2,844
	Serco Group P.L.C.	13,190	78,659
	Severfield-Rowen P.L.C.	871	2,153
	Severn Trent P.L.C.	6,621	146,346
	Shanks Group P.L.C.	11,974	24,202
	Shire, P.L.C. ADR	3,900	153,855
	SIG P.L.C.	7,519	29,493
	Signet Jewelers, Ltd. ADR	2,350	23,923
	Smith & Nephew P.L.C. Sponsored ADR	1,800	83,106
	Smiths Group P.L.C.	6,596	84,928
*	Soco International P.L.C.	2,943	67,800
	Southern Cross Healthcare, Ltd.	2,453	3,753
	Spectris P.L.C.	3,773	30,285
	Speedy Hire P.L.C.	541	2,086
	Spirax-Sarco Engineering P.L.C.	2,518	32,677
	Spirent Communications P.L.C.	84,310	73,755
	Sports Direct International P.L.C.	22,380	15,784
	SSL International P.L.C.	5,428	36,660
	ST Modwen Properties P.L.C.	1,020	3,124
	St. Jame’s Place P.L.C.	10,434	31,203
	Stagecoach Group P.L.C.	10,388	31,191
	Standard Chartered P.L.C.	46,344	765,928
	Standard Life P.L.C.	65,930	255,217
	Sthree P.L.C.	10,289	25,068
	Tate & Lyle P.L.C.	28,989	172,339
	Taylor Nelson Sofres P.L.C.	1,172	4,625
	Taylor Wimpey P.L.C.	34,514	5,632
	Tesco P.L.C.	65,009	356,191
	The Berkeley Group Holdings P.L.C.	5,986	72,073
	The Weir Group P.L.C.	13,761	77,307
	Thomas Cook Group P.L.C.	34,634	93,956
	Thomson Reuters P.L.C.	7,320	126,832
	Tomkins P.L.C. Sponsored ADR	9,575	70,472
	Travis Perkins P.L.C.	4,528	21,431
	Trinity Mirror P.L.C.	2,801	1,573
	TUI Travel P.L.C.	23,335	71,229
	Tullett Prebon P.L.C.	4,582	17,560
	Tullow Oil P.L.C.	15,498	131,618
*	UK Coal P.L.C.	2,544	3,987
	Ultra Electronics Holdings P.L.C.	1,916	33,989
	Umeco P.L.C.	2,569	11,154
	Unilever P.L.C.	294	6,605

68

	Unilever P.L.C. Sponsored ADR	3,900	87,984
	United Business Media P.L.C.	11,520	74,963
*	United Utilities Group P.L.C.	17,252	194,809
*	United Utilities Group P.L.C. ADR	154	3,423
	Vedanta Resources P.L.C.	2,197	30,426
	Venture Production P.L.C.	4,784	31,221
	Victrex P.L.C.	459	4,245
	Vodafone Group P.L.C.	13,189	25,372
	Vodafone Group P.L.C. Sponsored ADR	115,900	2,233,393
	VT Group P.L.C.	8,170	65,812
	Wellstream Holdings P.L.C.	1,970	13,754
	WH Smith P.LC.	5,319	31,980
	Whitbread P.L.C.	9,534	138,182
	William Hill P.L.C.	16,909	51,990
	William Morrison Supermarkets P.L.C.	72,398	308,266
	Wincanton P.L.C.	4,479	12,819
	Wolseley P.L.C.	19,251	105,354
	Wolseley P.L.C. ADR	1,000	5,370
	WPP Group P.L.C. Sponsored ADR	6,000	182,460
	WSP Group P.L.C.	5,033	23,521
*	Xchanging P.L.C.	8,285	29,510
	Xstrata P.L.C.	25,820	441,633
	Yell Group P.L.C.	29,995	29,769

TOTAL — UNITED KINGDOM			36,530,047

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (4.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,505,000 FNMA 4.50%, 10/01/35, valued at $10,905,825) to be repurchased at $10,741,841	$10,741	10,741,000

Shares
SECURITIES LENDING COLLATERAL — (10.5%)
§ @	DFA Short Term Investment Fund LP	17,302,533	17,302,533

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25% 11/03/08 (Collateralized by $10,204,997 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/37 to 08/01/37 & FNMA rates ranging from 5.580%(r) to 6.080%(r), maturities ranging from 07/01/16 to 06/01/18, valued at $9,876,876) to be repurchased at $9,683,414	$9,683	9,683,212

TOTAL SECURITIES LENDING COLLATERAL		26,985,745

TOTAL INVESTMENTS - (100.0%) (Cost $345,360,419)		$257,652,815

See accompanying Notes to Financial Statements.

69

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (16.7%)
COMMON STOCKS — (16.6%)
#	Abacus Property Group	2,958,437	$655,226
#	Ale Property Group	287,897	515,288
# *	APN/UKA European Retail Property Group	1,407,977	116,522
#	Aspen Group	1,516,414	691,046
	Aust Education Trust	280,584	50,345
#	Babcock & Brown Japan Property Trust	2,188,340	647,553
#	Bunnings Warehouse Property Trust	985,973	1,064,947
	Centro Retail Group	1,279,261	95,624
#	CFS Retail Property Trust	7,364,831	9,906,670
	Challenger Diversified Property Group	1,201,874	456,291
	Challenger Wine Trust	24,925	7,919
#	Commonwealth Property Office Fund	7,178,199	6,343,056
	Dexus Property Group	13,075,135	6,515,902
#	Galileo Japan Trust	1,357,585	155,142
#	Goodman Group	7,261,426	4,581,400
#	GPT Group	11,153,642	5,581,733
#	ING Industrial Fund	4,308,310	977,772
#	ING Office Fund	5,625,492	4,124,894
#	ING Real Estate Community Living Group	1,520,223	136,037
	ING Real Estate Entertainment Fund	508,852	162,748
#	Macquarie Country Wide Trust	5,459,873	872,711
#	Macquarie DDR Trust	3,374,461	209,300
	Macquarie Leisure Trust Group	727,299	545,511
#	Macquarie Office Trust	8,817,653	1,696,073
	Mariner American Property Income Trust	257,065	35,045
	MFS Diversified Group	781,289	99,286
	Mirvac Industrial Trust	1,140,286	143,898
#	Mirvac REIT	1,663,718	492,023
	Reckson New York Property Trust	235,060	26,997
*	Record Realty	596,040	2,424
	Rubicon America Trust	574,787	6,112
	Rubicon Europe Trust Group REIT	505,643	1,383
#	Stockland Trust Group	5,647,688	15,187,074
#	Tishman Speyer Office Fund	1,359,035	287,557
	Trafalgar Corporate Group, Ltd.	40,000	13,561
#	Trinity Group	500,397	129,244
	Valad Property Group	7,138,068	404,475
	Westfield Group Stapled	1,920,573	21,212,203
TOTAL COMMON STOCKS			84,150,992

1

RIGHTS/WARRANTS — (0.1%)
*	Goodman Group Rights 11/02/08	2,468,884	57,424
*	GPT Group Rights 11/17/08	4,652,022	448,267
TOTAL RIGHTS/WARRANTS			505,691

TOTAL — AUSTRALIA			84,656,683

BELGIUM — (1.5%)
COMMON STOCKS — (1.5%)
#	Befimmo S.C.A.	32,146	2,413,524
	Cofinimmo SA	25,700	3,202,471
	Intervest Offices	15,018	460,249
	Leasinvest Real Estate	3,262	249,130
	Retail Estates	4,929	204,242
	Warehouses De Pauw SCA	20,333	813,201
	Wereldhave Belgium	4,278	249,376

TOTAL — BELGIUM			7,592,193

CANADA — (4.3%)
COMMON STOCKS — (4.3%)
	Allied Properties REIT	37,600	499,129
#	Artis REIT	74,138	590,496
	Boardwalk REIT	87,766	1,885,953
#	Calloway REIT	127,964	1,565,974
#	Canadian Apartment Properties REIT	119,400	1,322,484
#	Canadian REIT	103,500	2,228,346
#	Chartwell Seniors Housing REIT	232,501	912,412
#	Cominar REIT	73,800	1,205,610
#	Dundee REIT	45,500	713,474
	Extendicare REIT	113,000	407,824
#	H&R REIT	190,000	1,552,725
#	Huntingdon REIT	133,900	47,770
#	Innvest REIT	162,800	736,132
	Interrent REIT	13,900	18,798
	Lanesborough REIT	29,600	83,989
#	Morguard REIT	75,000	558,160
	Northern Property REIT	41,400	617,239
	Primaris Retail REIT	99,300	1,013,349
#	Riocan REIT	381,018	5,313,957
	Royal Host REIT	48,548	194,546
	Whiterock REIT	14,213	85,493

TOTAL — CANADA			21,553,860

FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
	Acanthe Developement SA	160,682	277,171
	Affine SA	20,325	486,786
*	ANF SA	36,905	1,245,544
	Cegereal	14,439	348,327
#	Fonciere des Regions	66,071	4,369,035
*	ICADE	87,009	5,200,857
	Klepierre SA	365,804	8,425,865

2

#	Mercialys	97,412	3,172,462
	Societe de la Tour Eiffel	23,658	1,334,229
	Societe Immobiliere de Location pour l’Industrie et le Commerce	60,852	5,424,481
#	Unibail-Rodamco (7076242)	129,358	19,401,738
	Unibail-Rodamco (B1YY4B3)	5,044	759,030

TOTAL — FRANCE			50,445,525

GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
	Alstria Office REIT AG	79,227	511,634

GREECE — (0.0%)
COMMON STOCKS — (0.0%)
	Eurobank Properties Real Estate Investment Co.	33,466	227,087

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
#	Champion REIT	5,626,000	1,350,771
#	GZI REIT	1,168,000	228,568
#	Prosperity REIT	2,745,000	296,324
#	Regal REIT	1,146,000	107,380
	Sunlight REIT	1,857,000	285,119
	The Link REIT	6,400,165	11,443,596

TOTAL — HONG KONG			13,711,758

ITALY — (0.1%)
COMMON STOCKS — (0.1%)
*	Immobiliare Grande Distribuzione	368,066	497,941

JAPAN — (14.7%)
COMMON STOCKS — (14.7%)
#	Advance Residence Investment	174	426,637
	BLife Investment Corp.	90	127,832
#	Creed Office Investment Corp.	336	222,074
	CRESCENDO Investment Corp.	160	175,784
	DA Office Investment Corp.	635	1,224,938
#	Easset Investment Corp.	366	403,282
#	FC Residential Investment	50	76,199
	Frontier Real Estate Investment Corp.	484	2,648,561
	Fukuoka REIT Corp.	292	1,147,552
#	Global One Real Estate Investment Co.	319	2,580,221
	Hankyu REIT, Inc.	219	935,915

3

	Japan Excellent, Inc.	457	1,533,571
	Japan Hotel and Resort, Inc.	223	268,073
#	Japan Logistics Fund, Inc.	462	2,920,583
#	Japan Prime Realty Investment Corp.	1,875	3,331,005
	Japan Real Estate Investment Corp.	1,358	12,025,225
	Japan Retail Fund Investment	1,355	4,893,715
	Japan Single-residence REIT	107	47,169
#	Joint REIT Investment Corp.	280	255,511
	Kenedix Realty Investment Corp.	544	788,454
	LCP Investment Corp.	181	90,736
	MID REIT, Inc.	528	707,925
#	Mori Hills REIT Investment Corp.	334	904,885
#	MORI TRUST Sogo REIT, Inc.	354	2,769,751
#	Nippon Accommodations Fund, Inc.	367	1,798,035
	Nippon Building Fund, Inc.	1,672	16,066,232
	Nippon Commercial Investment Corp.	776	477,616
	Nippon Hotel Fund Investment Corp.	69	75,189
	Nippon Residential Investment Corp.	709	381,541
	Nomura Real Estate Office Fund, Inc.	894	5,082,586
	ORIX JREIT, Inc.	733	3,360,201
	Premier Investment Co.	376	825,263
#	Prospect Residential Investment Corp.	146	81,956
#	re-Plus Residential Investment, Inc.	191	196,549
	TGR Investment, Inc.	93	65,031
	TOKYU REIT, Inc.	467	2,690,753
#	Top REIT, Inc.	468	1,256,000
#	United Urban Investment Corp.	558	1,692,579

TOTAL — JAPAN			74,555,129

NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
#	Corio NV	144,323	7,712,591
#	Eurocommercial Properties NV	70,694	2,341,013
#	Nieuwe Steen Investments NV	109,669	1,914,617
	Vastned Offices/Industrial NV	52,203	688,381
	VastNed Retail NV	49,511	2,532,978
#	Wereldhave NV	71,538	5,945,914

TOTAL — NETHERLANDS			21,135,494

NEW ZEALAND — (0.8%)
COMMON STOCKS — (0.8%)
	AMP NZ Office Trust	1,373,751	821,049
	Goodman Property Trust	1,975,000	1,201,698
	ING Medical Properties Trust	22,462	13,636
#	ING Property Trust	1,239,503	445,395
	Kiwi Income Property Trust	2,149,805	1,317,436
	Property for Industry, Ltd.	335,018	206,570

TOTAL — NEW ZEALAND			4,005,784

4

SINGAPORE — (3.4%)
COMMON STOCKS — (3.4%)
	Ascendas REIT	3,069,000	3,415,111
#	Ascott Residence Trust	1,207,000	389,037
#	Cambridge Industrial Trust	2,018,000	339,965
#	Capitacommercial Trust	2,992,000	2,055,438
#	CapitaMall Trust	3,666,000	4,861,512
#	Capitaretail China Trust	1,272,000	471,366
	Cdl Hospitality Trusts	1,343,000	612,597
#	Frasers Centrepoint Trust	1,007,000	470,959
	Frasers Commercial Trust	1,593,000	266,975
#	Macarthurcook Industrial REIT	183,000	49,925
#	Macquarie Prime REIT	2,066,000	730,445
#	Mapletree Logistics Trust	4,807,250	1,365,137
*	Parkway Life REIT	280,000	142,832
#	Suntec REIT	3,996,000	1,912,816

TOTAL — SINGAPORE			17,084,115

SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
	Capital Property Fund	245,548	120,570
	Emira Property Fund	716,260	718,092
	Fountainhead Property Trust	2,947,848	1,548,256
	SA Corporate Real Estate Fund	4,948,755	1,127,884
#	Sycom Property Fund	407,792	674,146

TOTAL — SOUTH AFRICA			4,188,948

TAIWAN — (0.3%)
COMMON STOCKS — (0.3%)
	Cathay No.1 REIT	2,752,000	733,423
*	Cathay No.2 REIT	1,160,000	284,575
	Fubon No.2 REIT	1,569,000	380,566
*	Shin Kong No.1 REIT	1,688,000	381,636

TOTAL — TAIWAN			1,780,200

UNITED KINGDOM — (16.3%)
COMMON STOCKS — (16.3%)
	A & J Mucklow Group P.L.C.	211,269	784,871
#	Big Yellow Group P.L.C.	259,793	1,126,955
#	British Land Co. P.L.C.	1,625,177	16,205,586
#	Brixton P.L.C.	1,259,022	3,386,515
	Derwent London P.L.C.	487,068	5,704,786
#	Great Portland Estates P.L.C.	607,438	2,704,977
	Hammerson P.L.C.	892,614	10,287,830
	Land Securities Group P.L.C.	952,578	16,908,947
#	Liberty International P.L.C.	931,695	10,366,618
	McKay Securities P.L.C.	182,699	418,214
	Primary Health Properties P.L.C.	152,877	725,945
	Segro P.L.C	1,435,663	6,481,362
#	Shaftesbury P.L.C.	798,081	4,292,786

5

Town Centre Securities P.L.C.	298,904	578,693
Warner Estate Holdings P.L.C.	418,366	454,607
Workspace Group P.L.C.	1,167,408	1,879,159

TOTAL — UNITED KINGDOM		82,307,851

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (3.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $21,075,000 FHLMC 6.04%(r), 11/01/36, valued at $16,196,322) to be repurchased at $15,955,250	$15,954	15,954,000

Shares
SECURITIES LENDING COLLATERAL — (20.9%)
§ @	DFA Short Term Investment Fund LP	105,065,461	105,065,461

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $836,357 GNMA 7.000%, 10/15/37, valued at $710,583) to be repurchased at $696,665	$697	696,650

TOTAL SECURITIES LENDING COLLATERAL		105,762,111

TOTAL INVESTMENTS - (100.0%) (Cost $895,393,423)		$505,970,313

See accompanying Notes to Financial Statements.

6

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (6.4%)
COMMON STOCKS — (6.4%)
#	ABB Grain, Ltd.	3,459,149	$18,900,326
	Adelaide Brighton, Ltd.	10,413,560	15,840,859
	Adtrans Group, Ltd.	106,051	176,987
	Aevum, Ltd.	360,279	326,356
#	Alesco Corp., Ltd.	1,924,874	7,168,868
*	Alliance Resources, Ltd.	1,027,029	385,671
*	Altium, Ltd.	279,609	125,453
*	Amadeus Energy, Ltd.	1,986,783	575,788
	Amalgamated Holdings, Ltd.	1,449,260	4,059,390
#	Amcom Telecommunications, Ltd.	5,033,436	422,567
	AP Eagers, Ltd.	80,177	407,490
#	APN News & Media, Ltd.	704,844	1,144,688
# *	Arana Therapeutics, Ltd.	166,295	85,680
	Ariadne Australia, Ltd.	388,607	63,682
*	Atlas Group Holding, Ltd.	1,943,303	490,740
	Atlas South Sea Pearl, Ltd.	113,450	24,216
#	Ausdrill, Ltd.	2,301,515	1,676,476
	Ausenco, Ltd.	28,180	81,786
	Ausmelt, Ltd.	14,578	3,843
	Austal, Ltd.	654,587	769,187
# *	Austar United Communications, Ltd.	1,264,310	758,254
	Austereo Group, Ltd.	6,361,682	5,949,712
#	Australian Agricultural Co., Ltd.	5,659,228	7,123,128
#	Australian Wealth Management, Ltd.	3,239,066	1,716,404
*	Australian Worldwide Exploration, Ltd.	279,189	466,363
*	Auto Group, Ltd.	64,351	—
	Automotive Holdings Group, Ltd.	171,487	96,958
# *	Avexa, Ltd.	732,851	56,598
#	AWB, Ltd.	5,234,015	9,153,765
#	Beach Petroleum, Ltd.	14,249,758	9,255,803
#	Becton Property Group	1,806,554	238,673
#	Bendigo Bank, Ltd.	1,955,248	17,248,687
*	Bendigo Mining, Ltd.	3,716,063	283,929
#	Boom Logistics, Ltd.	1,659,893	980,486
#	Brickworks, Ltd.	266,159	1,876,418
	BSA, Ltd.	2,227,841	227,231
*	Buru Energy, Ltd.	1,901,784	227,489
*	Calliden Group, Ltd.	4,166,068	831,950
# *	Capral Aluminium, Ltd.	1,860,343	137,549
*	CDS Technologies, Ltd.	15,209	9,602
#	Centennial Coal Co., Ltd.	8,324,154	19,574,833
#	Challenger Financial Services Group, Ltd.	1,991,544	2,195,929

1

	Chandler Macleod, Ltd.	8,917	1,077
*	Circadian Technologies, Ltd.	144,361	65,451
*	Citigold Corp., Ltd.	9,179,399	1,218,852
	Clough, Ltd.	7,408,840	1,893,649
*	CMI, Ltd.	320,792	183,850
*	Coal of Africa, Ltd.	1,168,363	773,692
# *	Commander Communications, Ltd.	2,777,174	151,337
	Consolidated Rutile, Ltd.	1,137,703	240,932
*	Copperco, Ltd.	1,811,991	118,581
*	Coventry Group, Ltd.	540,601	475,761
#	Crane Group, Ltd.	2,018,434	12,132,442
*	CuDeco, Ltd.	419,252	392,580
*	Deep Yellow, Ltd.	5,006,288	440,286
	Devine, Ltd.	2,356,136	997,523
	Downer EDI, Ltd.	2,905,815	9,436,830
	Emeco Holdings, Ltd.	2,119,647	809,629
#	Energy Developments, Ltd.	4,166,819	6,936,921
	Felix Resources, Ltd.	703,850	5,601,165
*	Ferraus, Ltd.	142,381	29,360
#	FKP Property Group	2,795,404	2,140,500
*	FlexiGroup, Ltd.	181,780	38,810
	Forest Enterprises Australia, Ltd.	7,034,660	1,879,509
# *	Funtastic, Ltd.	2,704,933	415,961
#	Futuris Corp., Ltd.	20,327,287	15,862,354
*	Gale Pacific, Ltd.	245,196	29,330
	Gazal Corp., Ltd.	94,845	89,817
*	Geodynamics, Ltd.	322,867	163,272
*	Globe International, Ltd.	401,909	75,636
	Goodman Fielder, Ltd.	3,955,198	4,389,323
	Gowing Bros., Ltd.	168,139	287,194
# *	Graincorp, Ltd. Series A	619,562	2,886,813
#	Gunns, Ltd.	10,967,621	8,723,426
#	GWA International, Ltd.	3,598,701	5,747,046
*	Heron Resources, Ltd.	673,833	66,466
	HFA Holdings, Ltd.	915,491	245,819
	HGL, Ltd.	553,377	503,804
#	Housewares International, Ltd.	2,458,212	1,144,031
*	Hudson Investment Group, Ltd.	297,500	13,246
*	IBA Health Group, Ltd.	713,831	309,356
	IDT Australia, Ltd.	54,605	69,339
	iiNet, Ltd.	501,740	430,437
# *	Iluka Resources, Ltd.	7,300,377	17,652,841
	Imdex, Ltd.	202,532	63,458
	Incitec Pivot, Ltd.	5,235,860	14,037,473
*	Intermoco, Ltd.	7,514,093	30,394
#	IOOF Holdings, Ltd.	855,180	2,395,320
#	K&S Corp., Ltd.	102,707	224,732
*	Keycorp, Ltd.	181,913	24,257
# *	Kingsgate Consolidated, Ltd.	50,942	88,225
	Kresta Holdings, Ltd.	513,341	61,713
*	Lednium, Ltd.	438,495	23,312
	Lemarne Corp., Ltd.	94,104	225,052

2

*	Lifestyle Communities, Ltd.	30,575	938
	MacArthur Coal, Ltd.	199,933	806,992
#	MacMahon Holdings, Ltd.	4,961,273	2,407,984
	Macquarie Media Group, Ltd.	313,081	261,719
*	Macquarie Telecom Group, Ltd.	30,330	16,225
*	Magellan Petroleum Corp.	63,477	40,074
*	Marion Energy, Ltd.	1,207,208	144,606
	MaxiTRANS Industries, Ltd.	4,170,237	1,125,333
	McPherson’s, Ltd.	1,230,493	1,823,522
*	MEO Australia, Ltd.	546,384	57,776
*	Mercury Mobility, Ltd.	759,111	64,664
#	Minara Resources, Ltd.	1,344,051	927,185
# *	Mineral Deposits, Ltd.	4,505,020	1,773,197
*	Mosaic Oil NL	2,551,848	127,253
#	MYOB, Ltd.	4,539,375	3,390,442
	Namoi Cotton Cooperative, Ltd.	801,979	197,731
	National Can Industries, Ltd.	18,850	12,527
	New Hope Corp., Ltd.	2,198,463	5,083,448
# *	Oceana Gold Corp.	2,309,834	394,418
	Onesteel, Ltd.	121,939	280,144
	Over Fifty Group, Ltd.	34,078	18,046
#	Pacific Brands, Ltd.	15,383,967	10,320,150
	Paperlinx, Ltd.	16,241,248	15,125,352
*	Payce Consolidated, Ltd.	179,001	302,740
*	People Telecom, Ltd.	475,094	10,103
	Perilya, Ltd.	438,990	68,180
*	Petsec Energy, Ltd.	429,137	84,833
	Photon Group, Ltd.	270,932	279,994
*	Plantcorp NL	14,403	—
	PMP, Ltd.	6,679,132	4,294,163
	PPK Group, Ltd.	748,115	279,604
	Prime Media Group, Ltd.	1,169,138	1,425,161
#	Programmed Maintenance Service, Ltd.	809,931	1,663,863
# *	Resolute Mining, Ltd.	3,233,390	1,031,398
#	Ridley Corp., Ltd.	8,508,014	4,396,734
# *	Roc Oil Co., Ltd.	8,100,042	3,324,007
#	Service Stream, Ltd.	326,867	190,711
#	Seven Network, Ltd.	1,380,677	5,794,137
#	Sigma Pharmaceuticals, Ltd.	3,899,964	3,271,917
	SP Telemedia, Ltd.	1,669,898	126,731
*	Sphere Investments, Ltd.	560,515	279,314
#	Spotless Group, Ltd.	1,604,730	2,693,237
*	Staging Connections Group, Ltd.	392,136	11,764
#	Straits Resources, Ltd.	577,289	503,242
*	Strike Resources, Ltd.	278,159	92,739
	STW Communications Group, Ltd.	1,280,302	481,091
	Sunland Group, Ltd.	5,108,129	3,377,301
#	Tassal Group, Ltd.	81,204	94,663
#	Ten Network Holdings, Ltd.	529,291	481,365
	Thakral Holdings Group	11,239,370	3,971,537
#	Timbercorp, Ltd.	5,751,689	1,960,710
#	Tower Australia Group, Ltd.	5,409,145	7,569,814

3

	Trust Co., Ltd.	30,978	124,650
*	United Minerals Corp. NL	371,631	160,630
#	UXC, Ltd.	2,606,039	1,351,800
#	Village Roadshow, Ltd.	1,765,904	1,619,400
#	Vision Group Holdings, Ltd.	362,252	176,961
	Washington H. Soul Pattinson & Co., Ltd.	17,294	100,050
#	Watpac, Ltd.	147,503	153,230
#	Wattyl, Ltd.	2,753,935	1,235,124
	Webster, Ltd.	470,260	249,140
	Whitehaven Coal, Ltd.	324,807	354,135
	WHK Group, Ltd.	227,114	139,333
	Wide Bay Australia, Ltd.	20,345	105,528
TOTAL COMMON STOCKS			351,608,758

PREFERRED STOCKS — (0.0%)
#	Village Roadshow, Ltd. Series A	1,226,086	733,871

RIGHTS/WARRANTS — (0.0%)
*	Buru Energy, Ltd. Warrants 10/10/10	633,928	9,689
*	FKP Property Group Rights 11/24/08	998,358	—
*	Resolute Mining, Ltd. Rights 11/17/08	1,077,796	7,162
TOTAL RIGHTS/WARRANTS			16,851

TOTAL — AUSTRALIA			352,359,480

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
#	Agrana Beteiligungs AG	88,339	5,448,662
	Allgemeine Sparkasse Baugesellschaft AG	120	21,259
# *	A-TEC Industries AG	106,112	1,386,134
# *	Austrian Airlines AG	955,063	3,423,697
*	BWIN Interactive Entertainment AG	644	11,636
*	CA Immobilien Anlagen AG	378,379	2,380,668
#	Flughafen Wien AG	128,830	5,278,712
	Frauenthal Holding AG	13,080	117,129
	Lenzing AG	4,089	1,120,180
	Linz Textil Holding AG	212	30,601
	Mayr-Melnhof Karton AG	124,496	7,736,975
	Oberbank AG	36,735	2,058,948
#	Uniqa Versicherungen AG	119,734	2,415,641
#	Wolford AG	27,436	540,272
	Zumtobel AG	15,245	188,751
TOTAL COMMON STOCKS			32,159,265

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	119,734	—

TOTAL — AUSTRIA			32,159,265

4

BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
	Ackermans & van Haaren NV	141,005	8,091,525
*	Agfa Gevaert NV	830,183	3,474,632
	Banque Nationale de Belgique	3,999	12,023,689
#	Barco NV	93,951	1,782,712
	Bekaert SA	145,009	14,269,285
	Compagnie d’Entreprises CFE	37,394	1,815,143
	Compagnie Immobiliere de Belgique SA	44,438	1,707,901
	D’Ieteren SA NV	41,911	6,420,448
	Euronav SA	182,939	2,674,462
	Floridienne SA	1,900	233,856
*	Integrated Production & Test Engineering NV	28,600	83,651
	Jensen-Group NV	55,338	403,546
#	Omega Pharma SA	4,951	182,364
*	Option NV	114,120	334,505
*	Papeteries Catala SA	450	36,133
# *	Realdolmen	12,133	2,792
#	Recticel SA	381,363	2,332,315
	Rosier SA	200	63,472
	SAPEC SA	8,276	754,593
	Sioen Industries NV	85,817	527,216
	Sipef NV	157	50,684
*	Spector Photo Group SA	82,289	48,288
*	Systemat-Datarelay SA	84,632	477,435
	Tessenderlo Chemie NV	466,977	18,473,203
	VPK Packaging Group SA	725	20,350
*	Zenitel VVPR	31,091	30,955
TOTAL COMMON STOCKS			76,315,155

RIGHTS/WARRANTS — (0.0%)
*	Zenitel VVPR Contingent Rights	9,327	119

TOTAL — BELGIUM			76,315,274

CANADA — (6.6%)
COMMON STOCKS — (6.6%)
*	20-20 Technologies, Inc.	7,700	15,652
*	Aastra Technologies, Ltd.	14,800	127,089
*	Ainsworth Lumber Co., Ltd.	3,767	5,626
	Airboss of America Corp.	3,000	6,160
	Akita Drilling, Ltd.	7,500	47,913
# *	Alberta Clipper Energy, Inc.	366,300	325,181
*	Allen-Vanguard Corp.	435,100	92,052
*	Anderson Energy, Ltd.	1,085,500	1,801,211
	Andrew Peller, Ltd.	19,200	132,853
# *	Anvil Mining, Ltd.	48,700	69,900
*	Apollo Gold Corp.	37,500	5,600
*	ATS Automation Tooling System, Inc.	1,088,600	3,296,598
# *	Aurora Energy Resources, Inc.	217,000	234,050
# *	Ballard Power Systems, Inc.	1,642,200	4,523,441
# *	Bankers Petroleum, Ltd.	46,833	45,850

5

*	Berens Energy, Ltd.	60,000	28,872
	Biovail Corp.	714,500	6,141,392
# *	Birchcliff Energy, Ltd.	679,200	3,347,256
# *	BNK Petroleum, Inc.	14,049	4,895
*	Boralex, Inc. Class A	177,000	1,064,673
	Brampton Brick, Ltd. Series A	9,900	49,282
*	Breaker Energy, Ltd.	323,800	1,751,577
*	Breakwater Resources, Ltd.	1,686,400	139,915
*	Buhler Industries, Inc.	67	306
#	Canaccord Capital, Inc.	97,000	486,086
# *	Canadian Hydro Developers, Inc.	454,600	1,240,881
*	Canadian Royalties, Inc.	399,180	119,227
*	Canadian Zinc Corp.	116,500	23,681
	Canam Group, Inc. Class A	827,000	4,871,567
*	Candax Energy	845,300	196,369
*	Candente Resource Corp.	208,865	34,658
# *	Canfor Corp.	2,011,158	11,463,250
	Cascades, Inc.	1,698,100	6,889,330
*	Caspian Energy, Inc.	15,500	1,222
*	Catalyst Paper Corp.	8,162,025	2,640,994
	CCL Industries, Inc. Class B	185,700	4,622,086
# *	Celestica, Inc.	3,826,647	18,509,377
*	Celtic Exploration, Ltd.	35,800	328,209
*	Chariot Resouces, Ltd.	900,900	97,168
*	Cinch Energy Corp.	99,800	72,865
#	Clarke, Inc.	411,711	1,434,652
	Cogeco Cable, Inc.	153,700	3,986,279
*	Compton Petroleum Corp.	719,000	1,491,330
# *	Connacher Oil & Gas, Ltd.	489,400	751,174
*	CoolBrands International, Inc.	314,700	169,713
	Corus Entertainment, Inc. Class B	138,800	1,623,729
*	Crew Energy, Inc.	443,030	2,492,113
*	Crew Gold Corp.	22,300	3,700
*	Crystallex International Corp.	10,000	3,899
	Dalsa Corp.	196,400	997,236
*	Danier Leather, Inc.	1,500	4,698
*	Delphi Energy Corp.	685,300	562,886
#	Dorel Industries, Inc. Class B	842,000	18,512,404
*	Dundee Corp. Class A Subordinate Voting	582,100	2,632,079
*	Dundee Precious Metals, Inc.	278,839	555,226
*	Eastern Platinum, Ltd.	104,500	31,212
	Enghouse Systems, Ltd.	10,400	45,731
	Equitable Group, Inc.	20,000	207,583
*	Euro Goldfields, Ltd.	156,400	195,938
	Exco Technologies, Ltd.	52,600	99,501
*	Exfo Electro-Optical Engineering, Inc.	111,200	320,139
*	Fairborne Energy, Ltd.	124,000	737,642
# *	First Calgary Petroleums, Ltd. Class A	1,079,400	3,116,495
*	Flint Energy Services, Ltd.	509,300	2,936,725
*	FNX Mining Co., Inc.	262,606	1,078,486
# *	Formation Capital Corp.	516,900	72,905
#	Forzani Group, Ltd. Class A	399,300	2,898,760

6

*	Fronteer Development Group, Inc.	78,600	156,509
*	Glacier Media, Inc.	15,600	38,570
# *	Golden Star Resources, Ltd.	4,947,700	4,638,597
*	Grande Cache Coal Corp.	428,200	596,844
# *	Great Basin Gold, Ltd.	306,000	307,193
*	Great Panther Resources, Inc.	242,310	82,425
*	Grey Wolf Exploration, Inc.	194,472	130,691
*	Greystar Resources, Ltd.	129,187	108,254
	Hart Stores, Inc.	11,500	14,789
*	Hemisphere GPS, Inc.	929,000	1,371,957
*	Heroux-Devtek, Inc.	358,800	1,283,023
*	High River Gold Mines, Ltd.	1,577,220	143,943
*	Highpine Oil & Gas, Ltd.	1,276,416	6,883,518
# *	Hillsborough Resources, Ltd.	451,100	129,121
*	HudBay Minerals, Inc.	439,400	1,983,188
	IAMGOLD Corp.	5,817,473	19,306,307
*	International Forest Products, Ltd. Series A	692,300	1,780,577
#	International Royalty Corp.	644,400	962,350
*	Intertape Polymer Group, Inc.	702,700	1,428,371
*	Intrinsyc Software International, Inc.	15,000	2,738
*	Isotechnika, Inc.	184,400	21,419
*	Iteration Energy, Ltd.	960,242	1,880,172
# *	Ivanhoe Energy, Inc.	434,000	460,898
	Kingsway Financial Services, Inc.	803,600	4,553,711
# *	Lake Shore Gold Corp.	29,600	18,419
#	Laurentian Bank of Canada	699,800	23,735,024
	Linamar Corp.	967,916	6,368,185
*	Linear Gold Corp.	92,400	64,396
# *	Lundin Mining Corp.	970,000	1,448,602
*	Mahalo Energy, Ltd.	497,136	90,741
	Maple Leaf Foods, Inc.	270,300	1,854,626
*	Martinrea International, Inc.	1,214,800	3,497,350
*	MDC Partners, Inc. Class A	3,100	13,683
# *	MDS, Inc.	2,377,727	24,836,624
*	MEGA Brands, Inc.	42,200	58,470
# *	Mega Uranium, Ltd.	421,100	296,968
	Methanex Corp.	58,000	658,774
*	Midnight Oil Exploration, Ltd.	90,700	67,726
*	Minco Silver Corp.	82,700	39,796
	Mosaid Technologies, Inc.	35,800	248,904
# *	North American Palladium, Ltd.	54,400	84,852
	Northbridge Financial Corp.	364,800	9,055,684
*	Northgate Minerals Corp.	986,100	629,965
*	Northstar Aerospace, Inc.	6,700	3,613
*	Olympus Pacific Minerals, Inc.	78,500	3,908
*	Ondine Biopharma Corp.	40,000	5,974
*	Open Range Energy Corp.	28,200	50,303
# *	Open Text Corp.	198,400	5,030,369
*	Pacific Rim Mining Corp.	76,000	8,828
*	Paladin Labs, Inc.	26,400	205,672
*	Paramount Resources, Ltd. Class A	567,969	4,217,475
*	Patheon, Inc.	928,798	1,525,778

7

*	Petrolifera Petroleum, Ltd.	163,800	290,826
# *	ProEx Energy, Ltd.	128,100	1,316,817
*	Profound Energy, Inc.	207,000	176,894
	Pulse Data, Inc.	1,009,100	1,674,438
*	Pure Energy Services, Ltd.	31,300	75,309
*	QLT, Inc.	950,900	2,461,468
*	Quadra Mining, Ltd.	172,200	714,345
	Quebecor, Inc. Class B	115,000	1,876,753
	Quest Capital Corp.	1,714,609	1,948,904
*	Redcorp Ventures, Ltd.	281,200	13,998
*	Richmont Mines, Inc.	255,800	424,459
*	Rock Energy, Inc.	37,400	58,956
*	RONA, Inc.	1,152,917	11,239,339
*	Royal Laser Corp.	200,500	66,539
	Russel Metals, Inc.	123,400	2,216,552
	Samuel Manu-Tech, Inc.	55,000	409,773
*	Saskatchewan Wheat Pool, Inc.	2,453,600	15,572,920
	Savanna Energy Services Corp.	1,335,287	11,078,462
# *	Scorpio Mining Corp.	43,000	11,059
	Sherritt International Corp.	875,000	2,686,053
*	Shore Gold, Inc.	2,000,000	1,045,383
*	Sino-Forest Corp.	2,670,606	24,993,309
*	St. Andrew Goldfields, Ltd.	100,885	16,740
*	Teal Exploration & Mining, Inc.	55,345	12,857
*	Technicoil Corp.	38,200	13,945
# *	Tembec, Inc.	129,736	178,679
# *	TLC Vision Corp.	1,048,500	374,060
#	Torstar Corp. Class B	67,700	648,747
#	Transcontinental, Inc. Class A	812,300	8,222,069
*	TriStar Oil and Gas, Ltd.	71,000	603,792
*	TSO3, Inc.	91,000	24,160
*	Tundra Semiconductor Corp.	125,300	337,862
*	Turnkey E&P, Inc.	26,400	10,952
*	TUSK Energy Corp.	1,361,159	1,389,053
# *	Uranium One, Inc.	374,600	317,010
*	Ur-Energy, Inc.	321,500	170,713
*	Vector Aerospace Corp.	7,900	32,772
*	Vero Energy, Inc.	145,100	822,229
*	Vitran Corp., Inc.	4,000	32,855
*	West Energy, Ltd.	286,800	533,006
#	West Fraser Timber Co., Ltd.	409,268	10,869,218
# *	Western Canadian Coal Corp.	617,700	922,476
	Western Financial Group, Inc.	46,500	114,581
# *	Westjet Airlines, Ltd.	162,300	1,390,989
*	Wi-LAN, Inc.	1,139,700	1,191,423
	Winpak, Ltd.	22,642	136,382
*	Xceed Mortgage Corp.	155,600	94,240
*	Yukon-Nevada Gold Corp.	595,300	17,287
TOTAL COMMON STOCKS			363,033,076

8

RIGHTS/WARRANTS — (0.0%)
# *	Ainsworth Lumber Co., Ltd. Rights 07/29/13	8,190	3,228
*	Dundee Precious Metals, Inc. Warrants 06/29/12	5,700	1,230
# *	Tembec, Inc. Warrants 03/03/12	271,638	89,584
TOTAL RIGHTS/WARRANTS			94,042

TOTAL — CANADA			363,127,118

DENMARK — (0.5%)
COMMON STOCKS — (0.5%)
	Aktieselskabet Morso Bank	240	36,820
	Aktieselskabet Ringkjoebing Bank A.S.	4,338	203,993
	Aktieselskabet Skjern Bank A.S.	2,002	78,857
*	Alm. Brand A.S.	167,738	2,273,490
#	Amagerbanken A.S.	29,884	344,888
*	Andersen & Martini A.S. Series B	3,500	24,043
	Arkil Holdings A.S. Series B	920	108,780
	Auriga Industries A.S. Series B	102,173	1,827,295
*	Brodrene Hartmann A.S. Series B	65,840	937,110
*	Brondbyernes I.F. Fodbold A.S. Series B	57,563	464,286
*	Capinordic A.S.	330,542	278,498
	Dalhoff, Larson & Horneman A.S. Series B	72,451	464,902
	DFDS A.S.	66,590	4,757,473
	DiBa Bank A.S.	7,005	162,234
	Djursland Bank A.S.	6,350	244,752
	East Asiatic Co., Ltd. A.S.	88,886	3,030,879
	ebh bank A.S.	6,993	74,526
#	Fionia Bank A.S.	87,839	618,212
*	GPV Industi A.S.	6,000	96,355
#	H&H International A.S. Series B	5,790	408,239
	Harboes Bryggeri A.S.	7,700	134,228
	Hojgaard Holding A.S. Series B	15,113	285,114
	Lan & Spar Bank A.S.	5,706	351,019
	Max Bank	3,110	43,095
	Migatronic A.S. Series B	1,594	51,144
	Mons Bank A.S.	2,120	47,514
	Nordjyske Bank A.S.	13,580	273,336
	Norresundby Bank A.S.	4,530	155,250
	NTR Holdings A.S.	3,950	33,762
	Per Aarsleff A.S. Series B	27,740	2,183,267
# *	Pharmexa A.S.	42,400	10,569
*	RTX Telecom A.S.	11,600	38,886
	Salling Bank A.S.	600	70,350
#	Sanistal A.S. Series B	10,690	339,379
#	Schouw & Co. A.S.	254,138	5,000,861
	Sjaelso Gruppen A.S.	44,150	289,420
	Skaelskor Bank	3,600	64,712
	SKAKO Industries A.S.	22,400	405,714
*	Skandinavian Brake Systems A.S.	1,925	28,359
	Sparbank	13,720	334,346
	Sparekassen Faaborg A.S.	3,017	524,486
*	TK Development A.S.	77,240	333,955
*	TopoTarget A.S.	151,600	129,039

9

	Totalbanken	3,000	87,123
	Vestfyns Bank A.S.	500	65,867
	Vestjysk Bank A.S.	75,886	1,688,697

TOTAL — DENMARK			29,405,124

FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
*	Ahlstrom Oyj	7,024	71,690
	Alandsbanken AB Series A	5,700	189,523
	Amanda Capital Oyj	190,425	568,726
#	Amer Sports Oyj Series A	241,800	1,638,912
*	Atria P.L.C.	9,146	137,901
	Componenta Oyj	93,200	661,951
	Cramo Oyj	35,601	239,415
	Efore Oyj	128,440	124,562
# *	Elcoteq SE	323,869	942,894
#	Elektrobit Corp.	11,512	6,448
#	Finnair Oyj	767,763	3,872,169
#	Finnlines Oyj	521,701	7,329,382
	Fiskars Oyj Abp Series A	171,560	1,771,804
	HKScan Oyj Series A	258,133	1,319,879
	Honkarakenne Oyj Series B	15,900	66,991
#	Huhtamaki Oyj	1,702,691	11,406,458
	Ilkka-Yhtyma Oyj	16,447	189,781
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	170,060
#	Kemira Oyj	1,299,236	11,642,128
	Laennen Tehtaat Oyj	58,704	1,087,520
#	Lemminkainen Oyj	72,800	1,249,556
	Neomarkka Oyj	10,568	89,117
	Okmetic Oyj	318,661	1,087,448
	Olvi Oyj Series A	79,300	1,636,660
	Pohjola Bank P.L.C.	1,697,460	22,838,591
	Raisio P.L.C.	1,410,904	2,724,296
	Rautaruukki Oyj Series K	1,108,900	18,097,353
	Raute Oyj Series A	26,100	291,678
	Scanfil Oyj	11,900	31,305
	SSH Communications Oyj	305,960	293,334
# *	Stonesoft Oyj	282,398	122,454
	SYSOPENDIGIA P.L.C.	71,020	216,786
	Tamfelt Oyj	2,100	18,816
#	Tecnomen Oyj	1,153,594	1,324,903
	Tiimari P.L.C.	41,750	138,713
	Trainers’ House P.L.C.	107,000	85,745
	Tulikivi Oyj	24,862	27,610
	Turkistuottajat Oyj	14,600	155,288
	Viking Line AB	18,100	720,901
	YIT Oyj	307,321	1,913,766

TOTAL — FINLAND			96,502,514

10

FRANCE — (5.0%)
COMMON STOCKS — (5.0%)
# *	Altran Technologies SA	583,719	2,933,456
# *	Archos	22,331	106,217
	Arkema	886,609	20,292,990
	Atos Origin SA	770,786	17,898,781
	Aubay	82,083	314,842
*	Axorys SA	18,454	16,935
# *	Bigben Interactive	13,755	113,712
	Boiron SA	40,197	949,109
	Bonduelle SCA	69,501	5,830,453
#	Bongrain SA	158,857	8,834,368
	Burelle SA	11,385	1,046,314
	Carbone Lorraine SA	98,489	2,929,016
	CBo Territoria	5,724	14,379
	Cegid Group	10,283	129,440
# *	Club Mediterranee SA	288,499	5,770,681
	Compagnie International Andre Trigano SA	2,091	165,415
	Damartex SA	805	11,266
	Delachaux SA	21,060	1,158,313
	Derichebourg	47,072	148,361
	Esso Ste Anonyme Francaise	22,277	2,562,078
#	Establissements Maurel et Prom	1,094,817	12,985,045
	Etam Developpement SA	39,119	410,700
#	Euler Hermes SA	39,992	1,970,091
*	Euro Disney SCA (4320878)	36	5
*	Euro Disney SCA (B29QD14)	114,099	708,313
	Explosifs et de Produits Chimiques	312	70,776
# *	Faurecia SA	216,820	2,994,543
	Finuchem SA	6,184	47,286
	Fleury Michon SA	17,956	526,652
	Francois Freres (Tonnellerie) SA	7,663	223,279
	Fromageries Bel SA	3,875	598,125
	Gascogne SA	20,822	1,262,872
	Gaumont SA	22,166	1,272,243
	Gevelot SA	4,329	154,846
	GFI Informatique SA	826,027	2,956,252
	Gifi	5,767	277,974
	Ginger (Groupe Ingenierie Europe)	10,575	174,499
*	Groupe Ares	97,923	141,033
	Groupe Flo SA	52,020	178,328
	Groupe Guillin SA	480	26,339
*	Groupe Partouche SA	4,078	21,401
#	Groupe Steria SCA	123,572	1,618,126
	Guerbet SA	175	24,318
#	Guyenne et Gascogne SA	84,242	6,352,683
	Havas SA	8,111,619	16,185,139
	Henri Maire	1,252	12,630
	Idsud	2,129	99,763
*	Immobiliere et Hoteliere SA	27,700	45,544
#	IMS International Metal Service SA	324,649	5,743,035
# *	Infogrames Entertainment SA	71,929	645,971
	Ipsos SA	116,656	2,932,618

11

	Korian	5,118	92,956
	Lafuma SA	20,797	475,707
# *	Lectra	51,615	202,338
	Lisi SA	54,099	2,409,860
#	Maisons Franc	12,826	221,747
	Manutan International SA	24,370	1,105,430
	MGI Coutier SA	10,254	174,140
	Montupet SA	168,782	905,475
	Mr. Bricolage SA	125,040	1,566,037
	Nexans SA	593,945	33,878,598
	Nexity	80,244	698,963
#	Orco Property Group	91,405	1,205,425
*	Osiatis	1,618	3,624
	Paris Orleans et Cie SA	13,110	349,491
#	Pierre & Vacances	77,783	3,562,162
	Plastic Omnium SA	187,735	2,036,772
	Plastivaloire SA	32,225	760,543
	PSB Industries SA	14,760	282,710
	Radiall SA	19,786	1,211,547
	Rallye SA	413,283	8,370,712
*	Recylex SA	39,595	189,601
#	Remy Cointreau SA	301,492	12,544,866
	Robertet SA	1,630	174,537
# *	Rodriguez Group SA	27,733	170,420
	Rougier SA	10,353	358,696
# *	S.T. Dupont SA	212,310	48,929
	Sabeton SA	18,460	260,628
	SAM	600	16,616
	SAMSE SA	243	17,024
	SCOR SE (4797364)	1	3
	SCOR SE (B1LB9P6)	878,372	14,390,927
	Securidev SA	16,908	367,149
	Signaux Girod SA	6,528	442,429
	Societe de Developpement Regional de la Bretagne	12,398	43,673
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	4,696,090
#	Societe Industrielle D’Aviations Latecoere SA	92,999	747,085
# *	Soitec SA	592,641	2,105,205
	Sperian Protection	130,725	8,040,819
	Spir Communication SA	9,585	223,068
	Sucriere de Pithiviers Le Vieil	3,377	2,004,978
	Teleperformance SA	478,751	10,330,778
	Tivoly SA	1,755	30,862
	Trigano SA	57,465	375,730
#	Valeo SA	1,231,192	21,446,258
*	Valtech	543,034	153,317
	Vilmorin et Cie SA	43,528	4,253,210
#	Vranken Pommery Monopole	54,655	1,685,838
TOTAL COMMON STOCKS			276,519,528

12

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 12/31/08	13,755	9,204
*	Groupe Ares Warrants 12/18/08	14,637	1,119
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			10,323

TOTAL — FRANCE			276,529,851

GERMANY — (4.2%)
COMMON STOCKS — (4.2%)
*	3U Holding AG	645,042	382,895
	A.S. Creation Tapeton AG	21,970	480,289
*	AAP Implantate AG	61,114	135,087
	ADCapital AG	135,889	1,176,232
# *	ADVA AG Optical Networking	168,749	183,945
	Altana AG	1,199,695	13,254,414
*	Analytik Jena AG	89,486	617,657
	Andreae-Noris Zahn AG	37,245	837,201
*	Augusta Technologie AG	73,243	1,020,976
	Baader Bank AG	431,764	1,154,243
# *	Beate Uhse AG	84,361	69,535
	Bechtle AG	180,755	2,387,368
*	Beta Systems Software AG	62,550	302,159
	Bilfinger Berger AG	765,357	34,624,746
*	Biolitec AG	30,848	119,132
	Biotest AG	57,259	4,136,646
#	BMP AG	12,980	13,389
	Boewe Systec AG	15,333	147,588
*	Borussia Dortmund GmbH & Co. KGaA	349,798	500,592
*	Caatoosee AG	17,400	13,838
#	Cewe Color Holding AG	38,705	760,757
*	Cinemaxx AG	3,100	1,932
	Comdirect Bank AG	522,939	3,796,035
# *	Conergy AG	91,856	529,426
*	CropEnergies AG	12,594	42,815
*	D. Logistics AG	414,875	484,856
	DAB Bank AG	61,779	175,581
	Data Modul AG	21,314	345,986
*	DEAG Deutsche Entertainment AG	426,940	344,394
#	Deutsche Euroshop AG	422,896	10,837,076
*	Deutsche Wohnen AG	68,715	629,234
#	Deutz AG	560,219	1,722,931
	Dierig Holding AG	8,750	65,998
	Dr. Hoenle AG	31,549	240,981
	Drillisch AG	89,782	209,309
	Duerr AG	135,055	2,050,705
	DVB Bank SE	155,010	5,093,577
	Eckert and Ziegler AG	62,843	590,916
*	Elmos Semiconductor AG	67,127	255,128
# *	EM. Sports Media AG	619,427	1,295,611
	Energiekontor AG	116,851	488,918
*	Escada AG	40,309	202,935
	Gesco AG	11,877	545,275
*	GFT Technologies AG	333,736	537,056

13

#	Grammer AG	72,373	763,225
	Grenkeleasing AG	6,370	174,212
#	Heidelberger Druckmaschinen AG	911,439	8,600,565
# *	Hoeft & Wessel AG	64,435	249,510
*	IDS Scheer AG	19,206	119,780
*	Integralis AG	53,030	214,824
	INTERSEROH SE	3,600	183,984
#	Isra Vision Systems AG	32,824	280,621
# *	Jenoptik AG	787,565	4,774,165
*	Kampa AG	156,071	601,802
	Kizoo AG	23,638	164,458
	Kloeckner & Co. SE	67,118	978,809
	Kontron AG	374,281	2,932,698
#	Krones AG	160,803	7,063,435
	KSB AG	6,000	2,021,623
#	Kuka AG	198,855	3,455,002
	KWS Saat AG	42,501	5,250,706
#	Lanxess AG	150,945	2,284,512
*	Leifheit AG	56,759	535,735
	Leoni AG	223,605	2,833,225
	Loewe AG	60,672	733,839
	LPKF Laser & Electronics AG	7,700	19,035
*	M & S Elektronik AG	19,600	398
	Mannheimer AG Holding	27,000	110,718
*	Mediclin AG	563,892	1,867,541
# *	Medigene AG	258,250	1,589,055
#	Medion AG	413,316	3,878,546
*	Mosaic Software AG	12,800	487
*	Nexus AG	235,087	586,192
#	Norddeutsche Affinerie AG	1,148,031	36,759,501
*	Norddeutsche Steingut AG	10,182	36,517
*	Nordwest Handel AG	11,313	87,028
	PC-Ware AG	86,140	1,715,229
#	Pfleiderer AG	1,039,064	9,046,675
	Praktiker Bau- Und Heimwerkermaerkte Holding AG	635,255	5,003,979
# *	Premiere AG	510,321	1,244,386
	Progress-Werk Oberkirch AG	1,159	31,780
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	114,771	450,695
*	QSC AG	74,802	115,715
	REALTECH AG	43,812	576,249
# *	REpower Systems AG	508	70,027
	Rheinmetall AG	85,490	2,605,401
*	Rohwedder AG	51,228	179,229
	Ruecker AG	25,400	226,380
	Schlott Sebaldus AG	62,207	624,639
	Sektkellerei Schloss Wachenheim AG	2,900	16,564
*	Senator Entertainment AG	10,730	4,243
	Silicon Sensor International AG	9,865	70,773
# *	Singulus Technologies AG	735,104	3,022,685
#	Sixt AG	71,976	1,098,387
*	Stoehr & Co. AG	44,310	172,817
#	Suedzucker AG	913,413	10,154,592

14

# *	Suess Microtec AG	337,217	768,670
	Syzygy AG	148,692	559,496
#	Technotrans AG	47,535	236,467
	Textilgruppe Hof AG	22,530	204,777
*	TFG Capital AG & Co. KGAA	194,789	378,729
*	UMS United Medical Systems International AG	108,308	428,802
	Umweltbank AG	25,780	432,164
#	Vivacon AG	271,052	1,678,520
#	Vossloh AG	116,603	8,883,710
#	Wacker Construction Equipment AG	119,848	782,092
	Westag & Getalit AG	10,653	153,816
	Wuerttembergische Lebensversicherung AG	19,344	404,988
	Wuerttembergische Metallwarenfabrik AG	80,490	1,993,841
*	Zapf Creation AG	29,235	57,742

TOTAL — GERMANY			235,351,371

GREECE — (0.7%)
COMMON STOCKS — (0.7%)
*	Aegek S.A.	2,504,918	581,844
	Alapis Holdings Industrial & Commercial S.A.	6,075,223	8,712,884
	Alco Hellas ABEE S.A.	175,813	133,318
*	Allatini Industrial & Commercial Co. S.A.	58,400	56,593
*	Altec S.A. Information & Communication Systems	348,200	98,387
	Alumil Milonas Aluminum Industry S.A.	88,060	160,387
	Anek Lines S.A.	932,037	1,311,082
	Aspis Bank S.A.	404,449	561,562
*	Astir Palace Hotels S.A.	11,930	47,425
	Athens Medical Center S.A.	55,563	96,537
*	Atlantic Supermarkets S.A.	129,593	291,293
	Atti-Kat S.A.	1,024,038	303,677
	Bank of Greece	69,146	4,453,273
	Bitros Holdings S.A.	20,838	43,237
*	Edrasis-C.Psalllidas Technical Co.	128,713	52,989
	Elastron S.A.	76,014	65,501
*	Elgeka S.A.	144,630	148,776
	Ellaktor S.A.	847,025	4,321,873
*	Elval Aluminum Process Co.	10,849	16,180
*	Ergas S.A.	104,948	18,727
	ETEM S.A.	120,028	103,245
	Etma Rayon S.A.	39,176	70,404
	Euromedica S.A.	17,961	67,320
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	497,515
	GEK Group of Cos S.A.	169,527	573,688
	General Commercial S.A.	96,240	46,883
	Halkor S.A.	182,613	229,928
*	Hatzioannou Holdings S.A.	207,662	90,679
	Hellenic Cables S.A.	166,308	333,369
*	Hellenic Sugar Industry S.A.	109,591	210,923
	Heracles General Cement Co. S.A.	19,817	123,060
	Inform P. Lykos S.A.	32,320	77,793
	Intertech S.A.	9,750	10,051

15

*	Intracom Holdings S.A.	1,321,026	1,579,816
	J&P-Avax S.A.	94,430	270,565
*	Karatzis S.A.	31,775	56,772
	Kathimerini Publishing S.A.	73,740	403,579
*	Katselis Sons S.A. Bread Industry	24,500	21,531
	Lambrakis Press S.A.	247,757	731,701
*	Loulis Mills S.A.	99,368	313,025
*	M.J. Mailis S.A.	86,950	33,524
	Michaniki S.A.	697,051	1,203,970
	Minoan Lines S.A.	520,092	3,416,939
*	Mochlos S.A.	339,845	78,403
	Motodynamic S.A.	8,050	21,768
	Nirefs Acquaculture S.A.	219,446	185,886
*	Parnassos Enterprises S.A.	93,550	90,956
*	Pegasus Publishing S.A.	217,030	349,640
*	Petzetakis S.A.	126,213	30,924
	Proton Bank S.A.	32,320	49,092
	Real Estate Development & Services S.A.	127,940	285,388
	S&B Industrial Minerals S.A.	88,550	933,091
	Sanyo Hellas S.A.	622,961	216,475
*	Sato Office and Houseware	8,952	5,762
*	Selected Textile Industry Assoc. S.A.	205,564	78,951
	Sfakianakis S.A.	115,110	249,485
	Sidenor Steel Products Manufacturing Co. S.A.	64,637	285,674
*	Spyroy Agricultural Products S.A.	103,200	134,359
*	Technical Olympic S.A.	1,183,700	424,311
	Teletypos S.A. Mega Channel	29,257	243,034
*	Themeliodomi S.A.	140,360	66,191
	Thrace Plastics Co. S.A.	244,480	185,330
	Viohalco S.A.	363,381	1,718,541
*	Vioter S.A.	774,258	347,868
*	Vis Container Manufacturing Co.	12,511	22,788

TOTAL — GREECE			37,945,742

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	Alco Holdings, Ltd.	710,000	69,321
	Allan International Holdings	1,086,000	90,948
	Allied Group, Ltd.	2,155,000	2,673,792
#	Allied Properties, Ltd.	34,295,000	4,368,760
*	Amax Entertainment Holdings, Ltd.	22,771,000	355,779
*	Applied Development Holdings, Ltd.	2,250,000	43,770
*	APT Satellite Holdings, Ltd.	1,032,000	83,291
	Asia Financial Holdings, Ltd.	4,014,106	1,156,893
*	Associated International Hotels	1,697,000	2,075,676
	Automated Systems Holdings, Ltd.	116,000	21,107
*	Beauforte Investors Corp., Ltd.	440,000	13,342
*	Burwill Holdings, Ltd.	47,300,400	879,402
#	Capital Strategic Investment, Ltd.	37,630,000	487,179
	CCT Telecom Holdings, Ltd.	11,203,770	383,860
#	Century City International Holdings, Ltd.	4,079,000	100,001

16

	Champion Technology Holdings, Ltd.	35,248,281	799,179
	Chen Hsong Holdings, Ltd.	1,576,000	244,572
	Cheuk Nang (Holdings), Ltd.	2,615,150	289,211
	Chevalier International Holdings, Ltd.	2,344,491	1,681,494
*	China Grand Forestry Green Resources Group, Ltd.	1,328,000	45,636
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	238,078
*	China Infrastructure Investment, Ltd.	10,998,000	216,462
*	China Investments Holdings, Ltd.	1,186,800	20,713
	China Motor Bus Co.	57,000	280,898
*	China Renji Medical Group, Ltd.	26,682,000	105,073
*	China Resources Logic, Ltd.	858,200	226,755
*	China Resources Microelectronics, Ltd.	2,447,600	21,366
*	China Sci-Tech Holdings, Ltd.	28,646,600	89,932
*	China Solar Energy Holdings, Ltd.	11,802,905	69,926
*	China Star Entertainment, Ltd.	957,357	17,629
	China Timber Resources Group, Ltd.	17,751,680	67,521
*	China Yunnan Tin Minerals Group	6,088,000	80,960
*	China Zenith Chemical Group, Ltd.	1,080,000	22,022
	China Zirconium, Ltd.	725,200	283,597
	Chinney Investments, Ltd.	1,912,000	119,293
#	Chong Hing Bank, Ltd.	1,643,000	2,064,385
	Chow Sang Sang Holdings	2,554,800	1,138,790
	Chuang’s China Investments, Ltd.	11,422,000	104,199
#	Chuang’s Consortium International, Ltd.	16,257,608	435,779
#	Chun Wo Development Holdings, Ltd.	6,945,143	225,317
	City e-Solutions, Ltd.	472,964	32,831
#	City Telecom, Ltd.	2,246,459	226,212
# *	Coastal Greenland, Ltd.	3,362,000	87,623
	Continental Holdings, Ltd.	506,000	44,204
#	Coslight Technology International Group, Ltd.	2,162,000	955,827
	Cosmos Machinery Enterprises, Ltd.	1,145,400	38,576
*	Dan Form Holdings Co., Ltd.	5,294,000	206,214
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	21,001
	Dickson Concepts International, Ltd.	850,630	188,537
*	Digitalhongong.com	12	—
*	Dynamic Global Holdings, Ltd.	990,000	10,691
	Dynamic Holdings, Ltd.	974,000	106,444
*	Easyknit International Holdings, Ltd.	4,658,440	49,549
	Emperor International Holdings, Ltd.	13,537,000	1,134,693
# *	eSun Holdings, Ltd.	4,580,400	155,765
*	Ezcom Holdings, Ltd.	67,280	417
#	Far East Consortium	3,732,536	411,826
	First Natural Foods Holdings, Ltd.	6,810,000	398,801
	Fong’s Industries Co., Ltd.	1,470,000	265,899
*	Foundation Group, Ltd.	5,675,000	59,202
#	Fountain Set Holdings, Ltd.	17,144,000	533,926
	Four Seas Food Investment Holdings, Ltd.	214,000	22,246
*	Frasers Property China, Ltd.	41,172,000	437,386
*	Freeman Corp., Ltd.	13,312,114	31,043
*	Genesis Energy Holdings, Ltd.	8,175,000	56,601
*	Global Green Tech Group, Ltd.	17,683,200	802,333
	Golden Resorts Group, Ltd.	17,260,000	240,605

17

	Golden Resources Development International, Ltd.	12,529,000	350,670
	Goldlion Holdings, Ltd.	9,533,000	1,056,911
	Golik Holdings, Ltd.	1,216,000	30,014
#	Grande Holdings, Ltd.	3,148,000	386,328
	Great Eagle Holdings, Ltd.	1,700,807	1,952,542
*	Group Sense (International), Ltd.	2,152,000	33,365
#	Hang Fung Gold Technology, Ltd.	10,027,108	840,978
	Hang Ten Group Holdings, Ltd.	1,705,850	69,243
	Hanison Construction Holdings, Ltd.	289,216	21,976
	Hanny Holdings, Ltd.	48,019,200	76,145
#	Harbour Centre Development, Ltd.	1,492,000	1,143,872
*	Hi Sun Technology (China), Ltd.	4,959,000	375,263
	High Fashion International, Ltd.	962,000	208,123
#	HKR International, Ltd.	17,367,998	4,261,890
	Hon Kwok Land Investment Co., Ltd.	7,212,535	1,085,832
*	Hong Fok Land, Ltd.	4,248,000	5,481
	Hong Kong and Shanghai Hotels, Ltd.	3,297,217	3,114,339
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	935,878
*	Hong Kong Parkview Group, Ltd.	646,000	27,021
	Hongkong Chinese, Ltd.	17,531,100	1,316,547
*	Hop Hing Group Holdings, Ltd.	604,000	36,724
	Hopewell Holdings, Ltd.	404,800	1,258,557
	Hsin Chong Construction Group, Ltd.	1,482,000	99,746
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	117,738
	Hung Hing Printing Group, Ltd.	1,603,275	197,147
	Hysan Development Co., Ltd.	1,585	2,485
	I-Cable Communications, Ltd.	4,440,000	258,915
*	IDT International, Ltd.	2,200,000	32,371
*	Imagi International Holdings, Ltd.	3,037,000	127,357
*	Interchina Holdings Co., Ltd.	99,355,000	197,428
	IPE Group, Ltd.	3,485,000	150,535
	ITC Corp., Ltd.	26,850,622	203,539
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
	Jinhui Holdings Co., Ltd.	1,348,000	101,538
	Jiuzhou Development Co., Ltd.	18,230,000	711,782
#	K Wah International Holdings, Ltd.	17,460,990	2,129,809
	Kantone Holdings, Ltd.	22,936,312	478,571
*	Karce International Holdings Co., Ltd.	1,608,000	24,382
#	Keck Seng Investments	2,734,000	652,003
	Kee Shing Holdings	256,000	16,408
	Kin Yat Holdings, Ltd.	1,172,000	123,938
	King Fook Holdings	338,000	14,736
	Kingmaker Footwear Holdings, Ltd.	338,000	31,216
*	KTP Holdings, Ltd.	758,000	47,216
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	151,882
	Lai Fung Holdings, Ltd.	80,526,437	596,006
*	Lai Sun Garment International, Ltd.	35,306,000	863,921
	Lam Soon Hong Kong, Ltd.	203,250	79,422
	Lerado Group Holding Co.	9,010,000	492,771
	Lippo, Ltd.	2,547,500	867,493
	Liu Chong Hing Investment, Ltd.	2,066,000	792,542
	Luks Industrial Group, Ltd.	758,642	174,224

18

	Magnificent Estates, Ltd.	34,794,600	371,668
	Melbourne Enterprises	41,000	231,359
#	Melco International Development, Ltd.	5,265,000	943,167
#	Min Xin Holdings	3,688,000	610,987
# *	Minmetals Holdings, Ltd.	8,816,000	436,646
	Miramar Hotel & Investment	1,729,000	1,073,013
*	Nam Fong International Holdings, Ltd.	1,740,000	41,246
*	Nam Hing Holdings, Ltd.	98,000	3,559
	Nam Tai Electronic & Electrical Products, Ltd.	2,213,000	158,183
	Nanyang Holdings	101,350	110,087
	National Electronics Holdings	5,104,000	201,593
*	New City China Development, Ltd.	6,760	231
#	New World China Land, Ltd.	7,159,200	1,226,048
	New World Development Co., Ltd.	1,079	898
	Ngai Lik Industrial Holdings, Ltd.	11,062,000	107,767
	Norstar Founders Group, Ltd.	456,000	54,872
*	Orient Power Holdings, Ltd.	2,182,573	52,945
	Oriental Watch Holdings	1,128,000	138,344
	Pacific Andes International Holdings, Ltd.	12,488,657	785,392
*	Pacific Century Premium Developments, Ltd.	18,256,000	4,228,369
	Paliburg Holdings, Ltd.	10,312,900	731,878
#	Playmates Holdings, Ltd.	2,445,700	372,415
# *	Playmates Toys, Ltd.	1,941,000	10,285
	Pokfulam Development Co., Ltd.	244,000	116,287
#	Poly Hong Kong Investment, Ltd.	12,223,500	2,419,711
#	Public Financial Holdings, Ltd.	2,610,000	947,841
#	PYI Corp., Ltd.	8,611,175	278,205
	Rivera Holdings, Ltd.	3,152,000	65,621
	Roadshow Holdings, Ltd.	2,956,000	173,669
*	San Miguel Brewery	1,130,400	153,477
*	Sanyuan Group, Ltd.	258,750	5,008
	Sea Holdings, Ltd.	1,541,000	640,709
	Shell Electric Manufacturing Co., Ltd.	5,105,974	1,185,896
	Shougang Concord Century Holdings, Ltd.	12,362,000	429,130
#	Shui On Construction & Materials, Ltd.	130,000	86,708
*	Shun Ho Resources Holdings, Ltd.	510,000	56,909
*	Shun Ho Technology Holdings, Ltd.	814,380	42,764
	Silver Grant International	25,552,000	1,715,843
*	Sincere Co., Ltd.	2,258,000	47,333
	Sing Tao News Corp., Ltd.	3,000,000	135,791
	Singamas Container Holdings, Ltd.	1,838,000	187,167
*	Sino-i Technology, Ltd.	125,557,000	712,561
	SIS International Holdings, Ltd.	376,000	57,690
#	Solomon Systech International, Ltd.	16,886,000	259,633
	South China (China), Ltd.	5,910,000	224,195
	South China Holdings, Ltd.	4,060,800	348,441
	Stelux Holdings International, Ltd.	4,087,254	205,985
	Styland Holdings, Ltd.	1,359,999	3,861
#	Sun Hung Kai & Co., Ltd.	4,054,632	1,723,934
	Sunway International Holdings, Ltd.	1,002,000	16,080
	Symphony Holdings, Ltd.	7,847,000	177,189
	Synergis Holdings, Ltd.	330,486	64,817

19

	Tai Cheung Holdings	5,486,000	1,553,043
	Tai Fook Securities Group, Ltd.	3,244,023	401,603
	Tai Sang Land Development, Ltd.	1,265,900	357,646
	Tak Sing Alliance Holdings	4,357,335	219,548
#	Tan Chong International, Ltd.	3,843,000	619,835
	Tern Properties	168,000	71,535
	Tian An China Investments	5,515,840	1,520,370
	Tian Teck Land	800,000	416,204
*	Titan Petrochemicals Group, Ltd.	23,420,000	381,337
*	Tomorrow International Holdings, Ltd.	2,597,570	29,693
	Tungtex (Holdings) Co., Ltd.	558,000	80,480
	Tysan Holdings, Ltd.	614,000	28,063
	Upbest Group, Ltd.	3,280,000	234,307
*	U-Right International Holdings, Ltd.	39,602,000	71,539
	USI Holdings, Ltd.	672,749	79,277
#	Varitronix International, Ltd.	2,050,000	436,824
#	Victory City International Holdings	1,737,337	222,153
*	VST Holdings, Ltd.	2,202,000	119,499
*	Warderly International Holdings, Ltd.	1,705,000	105,599
# *	Welling Holdings, Ltd.	12,475,000	183,522
	Wheelock Properties, Ltd.	6,271,000	2,126,262
*	Winfoong International, Ltd.	4,248,000	46,708
#	Wing On Co. International, Ltd.	2,597,000	2,702,000
	Wing Shan International	2,084,000	78,384
	Wong’s International (Holdings), Ltd.	209,000	10,438
*	Wonson International Holdings, Ltd.	21,880,000	76,603
*	Xpress Group, Ltd.	431,200	3,210
	Y. T. Realty Group, Ltd.	1,726,000	306,064
	Yangtzekiang Garment, Ltd.	372,000	57,147
	Yau Lee Holdings, Ltd.	1,409,750	96,907
TOTAL COMMON STOCKS			93,544,387

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	—
*	Asia Standard Hotel Rights 08/27/10	20,958,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	26,815,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	94,302	4,867
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	1,164,000	2,703
*	COL Capital, Ltd. Warrants 07/27/09	439,320	737
*	Hanny Holdings, Ltd. Rights 11/14/08	192,076,800	49,568
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	120,800	2,307
*	ITC Corp., Ltd. Warrants 11/04/09	5,370,124	—
*	ITC Properties Group, Ltd. Warrants 02/04/10	15,060,000	19,432
*	Kantone Holdings, Ltd. Warrants 01/08/09	2,427,747	3,133
*	Lippo, Ltd. Warrants 07/04/11	254,750	25,475
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*	PYI Corp., Ltd. Warrants 09/25/09	688,115	1,776
*	South China (China), Ltd. Rights 09/06/10	1,182,000	15,252
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	303,200	391
TOTAL RIGHTS/WARRANTS			125,641

TOTAL — HONG KONG			93,670,028

20

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	361,926	1,424,782
*	Aer Lingus Group P.L.C.	9,660	13,268
*	BlackRock International Land P.L.C.	1,302,200	167,155
*	Datalex P.L.C.	1,342,862	342,745
	DCC P.L.C.	697,178	10,886,449
	Donegal Creameries P.L.C.	28,204	142,895
*	Dragon Oil P.L.C.	1,063,892	2,760,924
	FBD Holdings P.L.C.	19,746	287,498
	Fyffes P.L.C.	7,172,397	2,431,728
	Grafton Group P.L.C.	128,403	383,980
	Greencore Group P.L.C.	590,708	911,858
	IFG Group P.L.C.	184,564	218,606
	Irish Continental Group P.L.C.	598,482	11,850,249
	Irish Life & Permanent P.L.C.	502,763	1,465,007
*	Lantor	77,019	—
	McInerney Holdings P.L.C.	599,186	185,120
*	Prime Active Capital P.L.C.	13,823	3,385
*	Qualceram Shires P.L.C.	30,338	9,473
	Readymix P.L.C.	1,416,906	824,469
	Total Produce P.L.C.	3,890,136	1,509,240
*	Waterford Wedgwood P.L.C.	19,269,829	24,796
TOTAL COMMON STOCKS			35,843,627

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	77,019	—

TOTAL — IRELAND			35,843,627

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
# *	A.S. Roma SpA	208,000	159,322
	Acegas-APS SpA	351,724	2,424,168
	Amplifon SpA	506,572	790,233
	Banca Finnat Euramerica SpA	373,722	262,046
# *	Banca Italease SpA	1,463,747	7,118,499
#	Banca Piccolo Credito Valtellinese Scarl SpA	1,079,173	8,154,167
#	Banca Popolare dell’Etruria e del Lazio Scarl	1,091,970	7,162,592
	Banca Popolare di Milano Scarl	89,556	524,129
	Banca Popolare di Spoleto SpA	500	3,513
	Benetton Group SpA	579,302	4,084,329
	Buzzi Unicem SpA	28,500	346,331
	C.I.R. SpA - Compagnie Industriali Riunite	1,315,000	1,412,626
#	Caltagirone Editore SpA	707,149	2,091,671
	Caltagirone SpA	690,153	2,573,937
	Carraro SpA	133,986	503,274
#	Cembre SpA	12,452	51,865
#	Cementir SpA	2,053,309	6,444,634

21

	Centrale del Latte di Torino & Co. SpA	103,570	297,318
	Credito Artigiano SpA	1,222,372	3,311,462
	CSP International Fashion Group SpA	220,420	237,393
	Danieli & Co. SpA	288,679	3,597,776
	De Longhi SpA	1,089,196	2,626,235
*	EEMS Italia SpA	59,618	102,204
*	Elica SpA	13,095	19,482
#	Ergo Previdenza SpA	402,440	2,243,989
*	ErgyCapital SpA	18,702	11,844
	Esprinet SpA	44,154	147,177
	Gefran SpA	158,318	670,636
# *	Gemina SpA	4,000,426	2,326,859
*	Giovanni Crespi SpA	356,351	236,694
	Granitifiandre SpA	24,518	116,817
	Gruppo Ceramiche Ricchetti SpA	324,663	488,134
#	I Grandi Viaggi SpA	283,577	276,651
#	Immsi SpA	1,011,925	901,101
	Industria Romagnola Conduttori Elettrici SpA	156,907	321,946
#	Intek SpA	2,594,073	1,263,980
	Italmobiliare SpA	121,909	5,007,359
	KME Group SpA	2,463,896	1,539,108
	Meliorbanca SpA	782,596	2,860,204
	Milano Assicurazioni SpA	4,424,524	14,464,576
*	Monrif SpA	183,000	103,387
*	Montefibre SpA	1,371,144	476,286
*	Olidata SpA	262,292	136,755
*	Pagnossin SpA	79,000	—
#	Pirelli & C.Real Estate SpA	85,142	603,968
	Pirelli & Co. SpA	10,760,153	3,793,810
*	Poligrafici Editoriale SpA	257,869	140,959
	Premafin Finanziaria SpA	5,441,670	9,682,427
*	RDM Realty SpA	16,446	41,969
*	Reno de Medici SpA	3,133,872	673,727
*	Richard-Ginori 1735 SpA	134,357	70,553
# *	Risanamento Napoli SpA	372,485	206,347
#	Safilo Group SpA	2,639,388	2,597,156
*	Snia SpA	1,149,171	295,677
# *	Socotherm SpA	66,740	190,447
	Sogefi SpA	141,810	231,618
#	Sol SpA	129,652	467,440
# *	Sorin SpA	2,116,495	1,466,590
# *	Stefanel SpA	601,938	315,629
	Vianini Industria SpA	189,600	421,083
	Vianini Lavori SpA	347,640	2,071,454
*	Vincenzo Zucchi SpA	122,989	209,297
TOTAL COMMON STOCKS			111,372,860

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	701,260	53,628

TOTAL — ITALY			111,426,488

22

JAPAN — (28.5%)
COMMON STOCKS — (28.5%)
	Achilles Corp.	1,034,000	1,375,887
	Adeka Corp.	261,600	1,653,334
# *	ADVANEX, Inc.	47,000	46,726
	Agro-Kanesho Co., Ltd.	18,000	87,781
#	Ahresty Corp.	116,200	630,546
	Aichi Machine Industry Co., Ltd.	1,523,000	3,014,980
	Aida Engineering, Ltd.	949,000	3,473,925
#	Aigan Co., Ltd.	405,000	2,469,840
#	Aiphone Co., Ltd.	12,100	192,517
	Airport Facilities Co., Ltd.	299,000	1,620,135
	Aisan Industry Co., Ltd.	157,800	1,007,825
#	Aloka Co., Ltd.	242,100	1,998,450
#	Alpine Electronics, Inc.	223,200	1,963,462
#	Altech Co., Ltd.	155,700	287,409
	Ando Corp.	1,740,000	2,460,672
#	Anritsu Corp.	144,000	350,889
	AOC Holdings, Inc.	377,400	2,124,141
	AOI Advertising Promotion, Inc.	11,500	48,222
	AOI Electronics Co., Ltd.	26,400	168,915
	AOKI Holdings, Inc.	317,600	3,220,148
	Aoyama Trading Co., Ltd.	250,700	2,931,096
	Arakawa Chemical Industries, Ltd.	270,300	2,465,209
	Araya Industrial Co., Ltd.	1,049,000	1,682,820
#	Arisawa Manufacturing Co., Ltd.	289,182	968,169
	Aronkasei Co., Ltd.	393,000	1,339,668
	ART Corp.	37,000	285,996
	Asahi Kogyosha Co., Ltd.	477,000	1,359,827
	Asahi Organic Chemicals Industry Co., Ltd.	1,334,000	3,800,683
# *	Asahi Tec Corp.	4,303,000	1,751,471
#	Ashimori Industry Co., Ltd.	1,323,000	1,715,537
	Asia Air Survey Co., Ltd.	79,000	225,202
	ASKA Pharmaceutical Co., Ltd.	395,000	2,935,254
	Asti Corp.	81,000	166,007
	Asunaro Aoki Construction Co., Ltd.	711,500	3,191,927
	Ataka Construction & Engineering Co., Ltd.	136,000	257,955
#	Atsugi Co., Ltd.	5,489,000	5,841,603
#	Autobacs Seven Co., Ltd.	506,600	10,757,470
	Bank of the Ryukyus, Ltd.	429,500	3,618,114
#	Belluna Co., Ltd.	408,362	1,112,667
#	Best Denki Co., Ltd.	1,729,500	5,090,943
	Biken Techno Corp.	61,400	222,135
	Bookoff Corp.	63,300	425,890
	Bunka Shutter Co., Ltd.	452,000	1,714,724
	Calsonic Kansei Corp.	2,699,000	4,675,480
#	Catena Corp.	265,800	559,545
	Cawachi, Ltd.	24,000	380,899
# *	Cecile Co., Ltd.	134,600	140,262
#	Central Finance Co., Ltd.	744,000	1,126,932
#	Central Glass Co., Ltd.	1,489,000	4,720,361

23

	Central Security Patrols Co., Ltd.	47,800	380,655
	CFS Corp.	52,000	332,423
	Chodai Co., Ltd.	58,000	178,506
	Chofu Seisakusho Co., Ltd.	404,500	8,835,762
#	Chubu Shiryo Co., Ltd.	218,000	1,157,552
	Chudenko Corp.	552,160	8,286,646
#	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	3,230,407
# *	Chugai Mining Co., Ltd.	3,373,500	1,049,776
#	Chuo Corp.	30,000	18,633
	Chuo Gyorui Co., Ltd.	664,000	1,354,288
	Chuo Spring Co., Ltd.	912,000	2,884,623
#	Cleanup Corp.	501,000	1,658,227
#	CMK Corp.	851,400	2,752,935
	Coca-Cola Central Japan Co., Ltd.	1,084	7,093,493
*	Columbia Music Entertainment, Inc.	477,000	164,028
	Computer Engineering & Consulting, Ltd.	47,500	351,624
	Corona Corp.	362,300	3,106,738
	Creed Corp.	597	96,720
	Cresco, Ltd.	105,500	978,597
	Cross Plus, Inc.	81,100	798,883
	CSK Holdings Corp.	64,674	540,550
	CTI Engineering Co., Ltd.	211,800	1,328,156
	Cybozu, Inc.	882	172,023
	Dai-Dan Co., Ltd.	587,000	2,496,012
	Daido Kogyo Co., Ltd.	403,000	660,209
#	Daido Metal Co., Ltd.	403,000	915,419
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,147,028
	Daiki Aluminium Industry Co., Ltd.	148,000	262,059
#	Daiko Clearing Services Corp.	334,300	2,494,752
*	Daiko Denshi Tsushin, Ltd.	89,000	118,671
#	Daikyo, Inc.	4,857,236	5,102,258
	Daimaruenawin Co., Ltd.	10,600	57,346
	Dainichi Co., Ltd.	263,600	1,566,898
	Daisyo Corp.	18,400	232,345
# *	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	424,777
	Daiwa Odakyu Construction Co., Ltd.	183,000	316,264
	DC Co., Ltd.	442,000	1,060,752
#	DCM Japan Holdings Co., Ltd.	693,760	5,084,658
#	Denyo Co., Ltd.	261,700	1,644,272
	Dijet Industrial Co., Ltd.	53,000	99,971
	DMW Corp.	58,800	893,901
#	DyDo Drinco, Inc.	103,600	2,486,677
#	Edion Corp.	318,000	2,161,778
*	Edosawa Co., Ltd.	47,000	84,216
	Eikoh, Inc.	54,000	172,455
#	Enplas Corp.	588,200	4,738,426
#	ESPEC Corp.	260,300	1,677,107
	FALCO biosystems, Ltd.	1,700	11,217
	Fine Sinter Co., Ltd.	84,000	212,162
# *	First Baking Co., Ltd.	1,170,000	1,190,528
	Fudo Tetra Corp.	603,200	312,319
	Fuji Electric Engineering & Construction Co., Ltd.	44,000	67,355

24

#	Fuji Kiko Co., Ltd.	169,000	197,373
	Fujibo Holdings, Inc.	324,000	286,993
	Fujicco Co., Ltd.	437,600	5,083,359
	Fujikura Rubber, Ltd.	30,000	93,108
	Fujita Corp.	38,700	78,346
	Fujitsu Business Systems, Ltd.	469,700	6,653,724
#	Fujitsu Frontech, Ltd.	346,100	2,480,825
#	Fukuyama Transporting Co., Ltd.	3,858,000	16,390,383
#	Funai Electric Co., Ltd.	76,000	1,004,541
	Fuso Dentsu Co., Ltd.	74,000	190,203
#	Fuso Pharmaceutical Industries, Ltd.	1,393,000	4,197,315
	Futaba Corp.	645,500	9,756,642
#	Futaba Industrial Co., Ltd.	190,300	1,185,103
#	Gakken Co., Ltd.	1,799,000	3,123,260
	Gecoss Corp.	452,500	2,006,002
	Global-Dining, Inc.	53,700	100,604
*	GMO Internet, Inc.	236,000	627,450
#	Godo Steel, Ltd.	2,254,000	5,918,030
#	Goldcrest Co., Ltd.	243,710	3,579,449
# *	Goldwin, Inc.	200,000	292,994
	Gourmet Kineya Co., Ltd.	231,000	1,597,411
#	Gro-BeLS Co., Ltd.	774,000	200,655
	Gulliver International Co., Ltd.	35,150	542,181
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	2,961,044
	Gunze, Ltd.	703,000	2,320,503
	Hakuto Co., Ltd.	115,900	771,716
	Happinet Corp.	10,900	132,703
	Harima Chemicals, Inc.	395,000	1,713,818
#	Haruyama Trading Co., Ltd.	299,000	1,129,805
	Hazama Corp.	1,583,000	1,332,036
#	Heiwado Co., Ltd.	46,600	693,581
	Hibiya Engineering, Ltd.	662,000	5,228,991
	Higashi-Nippon Bank, Ltd.	1,301,000	4,079,371
	Hitachi Business Solution Co., Ltd.	27,600	145,794
	Hitachi Kokusai Electric, Inc.	322,000	1,529,967
	Hitachi Maxell, Ltd.	995,600	7,091,417
	Hitachi Medical Corp.	676,000	5,465,311
	Hitachi Metals Techno, Ltd.	53,500	210,726
# *	Hitachi Plant Technologies, Ltd.	232,000	609,815
#	Hodogaya Chemical Co., Ltd.	965,000	1,534,127
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,378,232
	Hokkan Holdings, Ltd.	907,000	2,169,927
	Hokko Chemical Industry Co., Ltd.	374,000	1,081,201
#	Hokuetsu Paper Mills, Ltd.	3,968,000	14,879,088
	Hokuriku Electrical Construction Co., Ltd.	205,000	656,975
	Horipro, Inc.	168,700	1,583,314
	Howa Machinery, Ltd.	657,000	447,736
	I Metal Technology Co., Ltd.	428,000	940,095
	Ichikawa Co., Ltd.	310,000	845,043
#	Ichikoh Industries, Ltd.	277,000	493,306
	Ihara Chemical Industry Co., Ltd.	740,000	1,931,937
	i-Logistics Corp.	254,000	431,464

25

# *	Image Holdings Co., Ltd.	251,500	995,486
#	Imasen Electric Industrial Co., Ltd.	87,000	665,341
*	Impress Holdings, Inc.	4,454	545,118
	Inaba Seisakusho Co., Ltd.	37,000	379,894
	Inabata and Co., Ltd.	1,059,400	3,990,179
	Ines Corp.	1,202,600	6,016,538
#	Invoice, Inc.	13,245	102,640
	Ishikawajima Transport Machinery Co., Ltd.	297,000	959,668
	Ishizuka Glass Co., Ltd.	659,000	998,625
	Itochu Enex Co., Ltd.	775,300	3,910,005
	Itochu-Shokuhin Co., Ltd.	17,600	603,306
#	Itoham Foods, Inc.	2,337,000	7,175,084
#	Itoki Corp.	313,200	992,819
	Iwaki & Co., Ltd.	773,000	1,285,991
	Iwasaki Electric Co., Ltd.	1,739,000	2,110,615
#	Iwatsu Electric Co., Ltd.	195,000	177,873
#	Izumiya Co., Ltd.	1,605,000	9,537,169
	Janome Sewing Machine Co., Ltd.	689,000	298,800
	Japan Digital Laboratory Co., Ltd.	482,500	4,599,502
#	Japan Foundation Engineering Co., Ltd.	590,600	1,128,536
#	Japan Medical Dynamic Marketing, Inc.	451,900	810,329
	Japan Oil Transportation Co., Ltd.	576,000	997,398
#	Japan Pulp & Paper Co., Ltd.	1,707,000	5,708,622
#	Japan Radio Co., Ltd.	400,000	696,148
	Japan Steel Tower Co., Ltd.	156,000	554,762
#	Japan Transcity Corp.	589,000	2,094,870
	Jastec Co., Ltd.	18,800	106,050
	JBIS Holdings, Inc.	37,700	146,651
	Jeans Mate Corp.	11,708	56,288
	JIEC Co., Ltd.	50	35,088
	JMS Co., Ltd.	787,000	2,303,276
#	Joban Kosan Co., Ltd.	1,140,000	1,820,174
#	Joint Corp.	497,100	682,900
	JSP Corp.	322,700	2,257,314
	Juki Corp.	444,000	689,347
	Juntendo Co., Ltd.	57,000	56,668
# *	JVC Kenwood Holdings, Inc.	11,548,000	6,213,014
	K.R.S. Corp.	157,800	1,486,353
#	Kadokawa Holdings, Inc.	7,700	141,469
	Kameda Seika Co., Ltd.	26,500	333,689
	Kamei Corp.	479,000	1,912,343
	Kanaden Corp.	465,000	1,901,781
	Kanamoto Co., Ltd.	447,000	1,432,357
#	Kandenko Co., Ltd.	1,339,000	7,035,944
	Kanematsu Electronics, Ltd.	129,400	993,346
#	Kanto Natural Gas Development Co., Ltd.	667,000	4,284,939
	Kasai Kogyo Co., Ltd.	196,000	437,301
	Kasei (C.I.) Co., Ltd.	415,000	1,021,984
	Katakura Chikkarin Co., Ltd.	249,000	842,412
	Kato Sangyo Co., Ltd.	230,200	2,908,325
	Kato Works Co., Ltd.	749,000	1,824,813
	Kawasaki Kasei Chemicals, Ltd.	658,000	800,461

26

	Kawasumi Laboratories, Inc.	239,000	986,892
	Keihanshin Real Estate Co., Ltd.	190,000	734,668
#	Kenedix, Inc.	10,719	1,611,253
#	Key Coffee, Inc.	112,200	1,776,148
*	Kinki Nippon Tourist Co., Ltd.	296,000	591,069
#	Kioritz Corp.	1,038,000	1,670,003
# *	Kishu Paper Co., Ltd.	2,645,000	2,752,245
#	Kissei Pharmaceutical Co., Ltd.	277,000	6,316,878
#	Kitagawa Iron Works Co., Ltd.	123,000	172,511
#	Kitano Construction Corp.	938,000	1,808,512
	Kitazawa Sangyo Co., Ltd.	247,000	346,495
	Koa Corp.	570,100	2,952,549
	Koekisha Co., Ltd.	68,700	1,170,768
#	Kohnan Shoji Co., Ltd.	439,300	4,803,968
	Koito Industries, Ltd.	304,000	782,770
#	Kojima Co., Ltd.	696,000	2,624,357
#	Kokuyo Co., Ltd.	1,240,411	8,745,403
#	Komai Tekko, Inc.	799,000	1,094,566
#	Komatsu Seiren Co., Ltd.	717,000	2,840,577
	Komatsu Wall Industry Co., Ltd.	146,900	1,549,098
#	Komori Corp.	310,700	3,552,262
#	Konaka Co., Ltd.	643,749	2,019,163
	Kondotec, Inc.	35,000	179,821
	Konishi Co., Ltd.	264,600	1,916,008
#	Kosei Securities Co., Ltd.	614,000	613,575
	Ku Holdings Co., Ltd.	171,700	351,846
#	Kumiai Chemical Industry Co., Ltd.	1,351,000	3,595,706
	Kurabo Industries, Ltd.	5,327,000	7,567,741
# *	Kurimoto, Ltd.	4,060,000	2,788,428
	Kuroganeya Co., Ltd.	99,000	355,834
#	Kyodo Printing Co., Ltd.	1,897,000	4,322,091
#	Kyoei Sangyo Co., Ltd.	363,000	787,724
#	Kyokuto Boeki Kaisha, Ltd.	499,000	766,412
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	3,548,552
	Kyosan Electric Manufacturing Co., Ltd.	819,000	2,807,579
	Kyowa Leather Cloth Co., Ltd.	352,500	1,773,384
#	Kyudenko Corp.	1,220,000	8,663,303
	Lapine Co., Ltd.	145,000	148,768
# *	Lonseal Corp.	612,000	689,464
#	Macnica, Inc.	125,400	1,272,533
#	Maeda Corp.	4,690,000	12,788,642
#	Maeda Road Construction Co., Ltd.	1,855,000	13,201,855
#	Maezawa Industries, Inc.	279,600	608,835
#	Maezawa Kaisei Industries Co., Ltd.	179,300	1,795,514
#	Maezawa Kyuso Industries Co., Ltd.	109,300	1,331,232
	Makino Milling Machine Co., Ltd.	593,000	1,719,049
#	Marubun Corp.	249,900	945,098
	Marudai Food Co., Ltd.	2,925,000	7,079,074
	Maruei Department Store Co., Ltd.	558,400	1,465,084
#	Maruwa Co., Ltd.	118,400	1,210,746
	Maruwn Corp.	296,200	736,447
	Maruyama Manufacturing Co., Inc.	97,000	146,430

27

*	Maruzen Co., Ltd. (6569583)	375,000	259,393
	Maruzen Co., Ltd. (6573498)	20,000	69,150
	Maruzen Showa Unyu Co., Ltd.	1,302,000	4,703,365
	Maspro Denkoh Corp.	394,200	3,290,569
	Matsui Construction Co., Ltd.	447,700	1,219,622
# *	Meiji Machine Co., Ltd.	1,572,000	779,050
#	Meito Sangyo Co., Ltd.	16,800	287,448
#	Meiwa Estate Co., Ltd.	322,500	1,460,177
	Meiwa Industry Co., Ltd.	152,000	236,302
	Mercian Corp.	3,186,000	6,396,204
	Mesco, Inc.	92,000	515,628
	Mikuni Coca-Cola Bottling Co., Ltd.	589,500	5,644,295
	Mikuni Corp.	179,000	260,079
*	Misawa Homes Co., Inc.	124,700	348,064
	Mito Securities Co., Ltd.	33,000	110,881
	Mitsuba Corp.	883,000	4,428,221
	Mitsubishi Pencil Co., Ltd.	52,500	646,377
	Mitsuboshi Belting, Ltd.	9,000	37,064
	Mitsui High-Tec, Inc.	131,200	727,882
	Mitsumura Printing Co., Ltd.	88,000	279,938
#	Mitsuuroko Co., Ltd.	802,100	5,170,964
#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,501,412
#	Miyuki Keori Co., Ltd.	533,000	1,050,875
#	Mizuno Corp.	823,000	3,453,495
#	Morinaga Milk Industry Co., Ltd.	1,411,000	4,564,211
	Morita Holdings Corp.	148,000	619,160
	Morozoff, Ltd.	509,000	1,605,988
	Mory Industries, Inc.	582,000	1,189,748
#	MR Max Corp.	675,300	2,257,603
	Musashino Bank, Ltd.	11,800	355,454
# *	Mutoh Holdings Co., Ltd.	49,000	99,337
	Mutow Co., Ltd.	543,500	2,547,314
	Nagase & Co., Ltd.	284,000	2,433,612
#	Nakabayashi Co., Ltd.	964,000	1,525,685
#	Nakayama Steel Works, Ltd.	3,072,000	7,875,081
#	NEC Leasing, Ltd.	176,300	1,553,490
#	Neturen Co., Ltd.	264,000	1,570,900
	New Japan Radio Co., Ltd.	148,000	273,000
	Nice Holdings, Inc.	1,406,000	2,339,023
	Nichia Steel Works, Ltd.	854,200	2,105,835
#	Nichiban Co., Ltd.	567,000	1,823,878
#	Nichicon Corp.	1,367,100	8,529,212
#	Nichiha Corp.	287,700	1,485,898
#	Nichimo Co., Ltd.	920,000	1,188,146
	Nichireki Co., Ltd.	554,000	1,406,566
	Nihon Eslead Corp.	53,048	271,436
	Nihon Kagaku Sangyo Co., Ltd.	16,000	80,277
	Nihon Matai Co., Ltd.	589,000	877,313
	Nihon Shokuh Kako Co., Ltd.	170,000	455,228
	Nihon Tokushu Toryo Co., Ltd.	75,000	252,288
	Nikko Co., Ltd.	527,000	1,149,368
	Nippo Corp.	1,643,000	9,696,375

28

	Nippon Beet Sugar Manufacturing Co., Ltd.	3,098,000	6,648,355
#	Nippon Ceramic Co., Ltd.	16,100	165,544
#	Nippon Chemical Industrial Co., Ltd.	1,609,000	2,836,553
#	Nippon Chemi-Con Corp.	1,661,000	3,217,438
#	Nippon Chutetsukan K.K.	582,000	686,161
#	Nippon Concrete Industries Co., Ltd.	1,088,000	999,207
#	Nippon Densetsu Kogyo Co., Ltd.	1,095,000	9,658,744
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,049,163
	Nippon Felt Co., Ltd.	73,100	307,885
	Nippon Fine Chemical Co., Ltd.	332,900	1,464,230
	Nippon Flour Mills Co., Ltd.	3,166,000	14,516,025
	Nippon Foil Manufacturing Co., Ltd.	222,000	265,937
#	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	35,064
#	Nippon Hume Corp.	544,000	1,364,395
	Nippon Jogesuido Sekkei Co., Ltd.	218	142,557
	Nippon Koei Co., Ltd.	1,400,000	2,947,075
	Nippon Konpo Unyu Soko Co., Ltd.	493,000	4,832,543
	Nippon Light Metal Co., Ltd.	4,269,000	4,033,616
	Nippon Parking Development Co., Ltd.	10,323	366,173
	Nippon Pigment Co., Ltd.	35,000	76,308
#	Nippon Piston Ring Co., Ltd.	1,814,000	1,949,335
	Nippon Shinyaku Co., Ltd.	606,000	5,991,316
	Nippon Signal Co., Ltd.	69,000	294,182
	Nippon Soda Co., Ltd.	1,172,000	3,333,880
#	Nippon Systemware Co., Ltd.	211,200	709,211
	Nippon Tungsten Co., Ltd.	243,000	352,863
#	Nipro Corp.	94,000	1,441,101
#	Nishimatsu Construction Co., Ltd.	8,152,073	16,773,450
	Nishishiba Electric Co., Ltd.	104,000	147,846
	Nissan Shatai Co., Ltd.	634,000	4,140,904
	Nissho Electronics Corp.	302,200	1,653,246
	Nissin Corp.	249,000	710,291
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,906,607
	Nissui Pharmaceutical Co., Ltd.	239,800	1,700,627
#	Nittan Valve Co., Ltd.	104,200	344,882
	Nittetsu Mining Co., Ltd.	2,032,000	5,204,779
	Nitto FC Co., Ltd.	243,000	1,084,013
	Nitto Flour Milling Co., Ltd.	370,000	1,077,589
#	Nohmi Bosai, Ltd.	315,000	3,032,662
#	Noritsu Koki Co., Ltd.	438,700	3,292,235
#	Noritz Corp.	89,100	939,180
	Obayashi Road Corp.	671,000	897,734
	OHBA Co., Ltd.	42,000	38,337
	Oie Sangyo Co., Ltd.	12,700	92,977
#	Okabe Co., Ltd.	592,000	2,402,937
#	Okumura Corp.	3,638,000	14,259,604
#	Okura Industrial Co., Ltd.	1,021,000	2,221,968
	Olympic Corp.	377,000	2,644,270
#	Omikenshi Co., Ltd.	689,000	352,655
#	Onoken Co., Ltd.	205,000	2,177,842
	Oriental Yeast Co., Ltd.	269,000	1,326,734
	Osaka Organic Chemical Industry, Ltd.	21,000	91,675

29

	Osaka Steel Co., Ltd.	630,800	6,298,337
	Oyo Corp.	505,700	5,353,710
#	P.S. Mitsubishi Construction Co., Ltd.	305,500	498,892
	Pacific Industrial Co., Ltd.	1,106,000	3,640,892
#	PanaHome Corp.	410,000	2,431,479
#	Paramount Bed Co., Ltd.	324,000	4,222,262
*	Pasco Corp.	236,500	273,717
	Pasona Group, Inc.	1,435	1,003,112
# *	Penta-Ocean Construction Co., Ltd.	4,120,500	4,602,011
	Piolax, Inc.	205,300	2,940,583
# *	Radia Holdings, Inc.	2,402	29,027
#	Raito Kogyo Co., Ltd.	1,098,000	1,894,488
	Rasa Industries, Ltd.	270,000	398,729
# *	Renown, Inc.	1,239,060	2,137,355
	Rheon Automatic Machinery Co., Ltd.	305,000	779,291
#	Rhythm Watch Co., Ltd.	3,175,000	3,340,476
	Ricoh Leasing Co., Ltd.	23,600	317,720
	Riken Technos Corp.	851,000	1,695,387
	Riken Vitamin Co., Ltd.	49,400	1,357,661
	RISA Partners, Inc.	701	167,860
#	Round One Corp.	1,369	687,554
#	Royal Co., Ltd.	48,000	488,829
	Ryoden Trading Co., Ltd.	633,000	3,227,624
	Ryosan Co., Ltd.	688,200	13,093,928
	Ryoyo Electro Corp.	623,100	4,848,433
	S Foods, Inc.	59,500	426,082
	Sakai Chemical Industry Co., Ltd.	1,552,000	4,065,066
	Sakai Heavy Industries, Ltd.	748,000	1,095,858
	Sakata INX Corp.	187,000	471,608
#	Sakata Seed Corp.	738,000	10,639,733
#	Sala Corp.	341,500	1,841,866
	San-Ai Oil Co., Ltd.	1,238,000	4,700,463
#	Sanden Corp.	2,669,000	7,463,575
	Sanei-International Co., Ltd.	60,200	626,011
# *	Sanix, Inc.	975,200	1,323,116
#	Sanken Electric Co., Ltd.	493,000	1,762,186
#	Sanki Engineering Co., Ltd.	1,551,000	10,055,832
	Sanko Co., Ltd.	67,000	234,146
#	Sankyo Seiko Co., Ltd.	912,100	1,475,937
#	Sankyo-Tateyama Holdings, Inc.	3,743,000	3,478,161
	Sanoh Industrial Co., Ltd.	318,600	1,503,875
	Sanritsu Corp.	111,500	667,884
	Sanshin Electronics Co., Ltd.	663,000	7,112,729
*	Sansui Electric Co., Ltd.	4,024,000	244,210
#	Sanyo Denki Co., Ltd.	103,000	252,916
	Sanyo Engineering & Construction, Inc.	201,000	613,276
	Sanyo Industries, Ltd.	714,000	1,055,043
	Sato Shoji Corp.	145,800	959,483
	Satori Electric Co., Ltd.	98,560	481,216
#	Saxa Holdings, Inc.	1,019,000	1,229,325
	Seibu Electric Industry Co., Ltd.	286,000	1,111,956
	Seino Holdings Co., Ltd.	1,310,000	6,339,087

30

	Seiren Co., Ltd.	22,200	123,734
#	Sekisui Jushi Co., Ltd.	642,000	4,067,108
	Sekisui Plastics Co., Ltd.	1,583,000	4,056,035
	Sekonic Corp.	100,000	141,918
#	Senko Co., Ltd.	1,222,000	4,857,117
#	Senshukai Co., Ltd.	242,800	1,773,249
	Shibuya Kogyo Co., Ltd.	132,000	1,057,118
#	Shikibo, Ltd.	3,842,000	3,804,771
	Shikoku Bank, Ltd.	2,625,000	12,017,525
#	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	3,693,838
#	Shimizu Bank, Ltd.	194,400	7,372,142
	Shin Nippon Air Technologies Co., Ltd.	357,220	2,761,345
	Shinagawa Refractories Co., Ltd.	758,000	1,523,290
#	Shindengen Electric Manufacturing Co., Ltd.	738,000	1,485,623
#	Shinkawa, Ltd.	64,600	722,909
*	Shinki Co., Ltd.	444,700	244,792
	Shinko Shoji Co., Ltd.	340,200	2,255,259
	Shinko Wire Co., Ltd.	501,000	1,018,548
	Shinmaywa Industries, Ltd.	2,597,000	6,814,124
#	Shizuoka Gas Co., Ltd.	90,500	441,102
#	Sho-Bond Corp.	296,500	5,297,061
	Shoei Foods Corp.	177,000	711,525
	Showa Corp.	857,600	4,071,800
	Showa Sangyo Co., Ltd.	88,000	239,667
	Showa Tansan Co., Ltd.	43,000	133,613
	Sinanen Co., Ltd.	983,000	4,206,042
	Sintokogio, Ltd.	299,000	1,846,190
	SNT Corp.	553,500	2,102,241
	Soda Nikka Co., Ltd.	324,000	944,427
	Sodick Co., Ltd.	182,000	476,703
	Somar Corp.	191,000	379,197
	Sonton Food Industry Co., Ltd.	110,000	687,274
#	Sotoh Co., Ltd.	36,000	359,187
	Space Co., Ltd.	47,160	308,963
	Starzen Corp.	122,000	278,729
	Subaru Enterprise Co., Ltd.	247,000	718,222
	Sugimoto & Co., Ltd.	96,700	1,007,982
#	Suminoe Textile Co., Ltd.	804,000	1,135,974
*	Sumiseki Holdings, Inc.	170,300	205,722
#	Sumitomo Densetsu Co., Ltd.	515,200	2,924,893
	Sumitomo Forestry Co., Ltd.	455,334	2,987,628
*	Sumitomo Mitsui Construction Co., Ltd.	972,160	681,293
	Sumitomo Osaka Cement Co., Ltd.	6,040,000	9,489,020
#	Sumitomo Pipe & Tube Co., Ltd.	569,000	3,902,722
#	Sumitomo Precision Products Co., Ltd.	354,000	1,401,582
#	Sumitomo Warehouse Co., Ltd.	880,000	3,564,783
#	SWCC Showa Holdings Co., Ltd.	6,737,000	5,904,055
	Tachibana Eletech Co., Ltd.	216,900	1,483,276
	Tachikawa Corp.	188,400	808,897
	Tachi-S Co., Ltd.	789,910	3,691,180
#	Taihei Dengyo Kaisha, Ltd.	916,000	7,570,093
# *	Taiheiyo Kouhatsu, Inc.	1,881,000	1,037,756

31

#	Taiho Kogyo Co., Ltd.	313,300	2,078,193
#	Taikisha, Ltd.	877,900	12,530,928
#	Taisei Rotec Corp.	1,406,000	1,911,069
	Takagi Securities Co., Ltd.	569,000	647,399
	Takamatsu Construction Group	2,100	31,250
	Takano Co., Ltd.	305,800	1,450,807
#	Takaoka Electric Manufacturing Co., Ltd.	469,000	533,321
#	Takara Standard Co., Ltd.	1,785,000	9,563,492
#	Takasago Thermal Engineering Co., Ltd.	1,081,000	10,126,468
	Takigami Steel Construction Co., Ltd.	199,000	506,974
#	Takiron Co., Ltd.	1,055,000	3,135,476
#	Takuma Co., Ltd.	1,114,000	2,202,562
	Tamura Corp.	1,225,000	2,754,803
	Tanseisha Co., Ltd.	207,000	448,509
	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,892,013
	Tayca Corp.	735,000	1,717,115
	TBK Co., Ltd.	190,000	367,009
	TDF Corp.	24,000	31,333
*	Teac Corp.	849,000	388,744
	Techno Associe Co., Ltd.	171,900	1,159,892
	Techno Ryowa, Ltd.	206,700	1,075,041
	Teikoku Tsushin Kogyo Co., Ltd.	298,000	689,813
# *	Tekken Corp.	2,646,000	2,808,392
# *	Ten Allied Co., Ltd.	212,300	668,616
#	Tenma Corp.	576,100	7,192,837
	Teraoka Seisakusho Co., Ltd.	166,300	725,149
	The Aichi Bank, Ltd.	134,800	9,804,850
	The Akita Bank, Ltd.	3,688,000	15,332,981
	The Aomori Bank, Ltd.	1,222,000	5,120,535
	The Awa Bank, Ltd.	581,000	3,612,643
#	The Bank of Iwate, Ltd.	306,100	19,024,720
	The Bank of Nagoya, Ltd.	1,305,706	7,860,020
	The Bank of Okinawa, Ltd.	162,800	5,104,081
	The Bank of Saga, Ltd.	2,108,000	6,818,130
	The Chukyo Bank, Ltd.	2,341,000	8,121,555
# *	The Daiei, Inc.	941,850	4,581,704
	The Daisan Bank, Ltd.	1,609,000	5,772,323
	The Daishi Bank, Ltd.	397,000	1,545,880
	The Daito Bank, Ltd.	1,673,000	1,107,537
	The Ehime Bank, Ltd.	1,719,000	5,771,465
	The Eighteenth Bank, Ltd.	3,966,000	12,032,418
#	The Fukui Bank, Ltd.	567,000	1,929,886
	The Higo Bank, Ltd.	294,000	1,627,303
	The Hokkoku Bank, Ltd.	1,155,000	4,348,089
#	The Hokuetsu Bank, Ltd.	3,237,000	7,193,656
	The Hyakugo Bank, Ltd.	284,000	1,595,134
	The Hyakujishi Bank, Ltd.	317,000	1,582,332
#	The Japan General Estate Co., Ltd.	97,000	213,429
	The Japan Wool Textile Co., Ltd.	293,000	2,188,674
	The Kagawa Bank, Ltd.	1,702,000	9,477,422
	The Kagoshima Bank, Ltd.	1,419,500	8,999,375
	The Kanto Tsukuba Bank, Ltd.	439,100	1,926,896

32

#	The Kita-Nippon Bank, Ltd.	147,800	3,841,724
	The Kodensha Co., Ltd.	156,000	249,992
	The Michinoku Bank, Ltd.	2,788,000	5,973,498
	The Minato Bank, Ltd.	121,000	150,358
	The Miyazaki Bank, Ltd.	2,824,260	9,120,515
	The Nagano Bank, Ltd.	1,477,000	3,200,561
	The Nanto Bank, Ltd.	1,135,000	5,333,364
	The Nippon Road Co., Ltd.	1,916,000	1,992,048
#	The Nisshin Oillio Group, Ltd.	1,071,000	5,065,838
	The Oita Bank, Ltd.	2,581,000	16,020,518
	The San-in Godo Bank, Ltd.	1,415,000	10,129,042
	The Yasuda Warehouse Co., Ltd.	163,700	1,356,351
	Tigers Polymer Corp.	310,600	1,369,023
*	Toa Corp.	5,695,000	7,042,690
#	Toa Doro Kogyo Co., Ltd.	640,000	601,900
	Tochigi Bank, Ltd.	2,756,000	16,977,990
#	Toda Corp.	1,716,000	6,198,511
	Toda Kogyo Corp.	682,000	1,580,880
	Todentu Corp.	694,000	1,184,515
	Toenec Corp.	1,061,000	5,036,480
	Toho Bank, Ltd.	2,247,000	9,562,919
#	Toho Zinc Co., Ltd.	15,000	30,785
	Tohoku Bank, Ltd.	1,528,000	2,298,938
*	Tohoku Misawa Homes Co., Ltd.	69,900	83,253
#	Tohto Suisan Co., Ltd.	916,000	1,211,589
	Tokai Lease Co., Ltd.	505,000	672,220
#	Toko Electric Corp.	365,000	763,086
# *	Toko, Inc.	3,483,000	4,081,387
	Tokushima Bank, Ltd.	1,081,000	5,300,870
	Tokushu Tokai Holdings Co., Ltd.	1,081,220	2,739,055
	Tokyo Biso Kogyo Corp.	43,000	218,688
	Tokyo Denpa Co., Ltd.	3,500	23,033
	Tokyo Energy & Systems, Inc.	617,000	3,582,691
	Tokyo Ohka Kogyo Co., Ltd.	186,800	2,564,427
#	Tokyo Rope Manufacturing Co., Ltd.	2,572,000	4,290,425
	Tokyo Sangyo Co., Ltd.	514,500	1,315,275
	Tokyo Soir Co., Ltd.	202,000	486,547
#	Tokyo Style Co., Ltd.	1,493,000	11,128,651
	Tokyo Tekko Co., Ltd.	158,000	362,098
	Tokyo Tomin Bank, Ltd.	79,500	1,070,346
	Tokyu Construction Co., Ltd.	356,410	806,891
	Tokyu Recreation Co., Ltd.	296,000	1,599,892
	Toli Corp.	912,000	1,565,003
	Tomato Bank, Ltd.	1,370,000	2,907,261
#	Tomen Electronics Corp.	107,500	1,301,091
#	Tomoe Corp.	776,100	1,113,079
	Tomoku Co., Ltd.	1,038,000	1,703,441
#	Tonami Holdings Co., Ltd.	1,509,000	3,596,509
	Topre Corp.	110,000	882,800
	Topy Industries, Ltd.	871,000	1,497,055
	Torigoe Co., Ltd.	78,000	612,025
	Torii Pharmaceutical Co., Ltd.	282,100	3,886,312

33

	Tosho Printing Co., Ltd.	772,000	2,051,534
	Totenko Co., Ltd.	310,000	425,004
#	Totetsu Kogyo Co., Ltd.	454,000	2,629,001
# *	Totoku Electric Co., Ltd.	1,034,000	792,304
#	Tottori Bank, Ltd.	1,158,000	3,329,032
# *	Towa Bank, Ltd.	578,000	480,982
	Towa Corp.	74,800	162,463
	Towa Real Estate Development Co., Ltd.	594,000	365,975
*	Toyo Construction Co., Ltd.	978,000	357,249
	Toyo Ink Manufacturing Co., Ltd.	2,474,000	6,557,750
	Toyo Kanetsu K.K.	245,000	294,165
	Toyo Kohan Co., Ltd.	2,110,000	6,206,824
	Toyo Machinery & Metal Co., Ltd.	82,700	168,170
#	Toyo Tire & Rubber Co., Ltd.	293,000	720,010
#	Toyo Wharf & Warehouse Co., Ltd.	991,000	1,607,667
#	Trusco Nakayama Corp.	94,600	1,241,756
	Tsubakimoto Kogyo Co., Ltd.	15,000	28,032
#	Tsudakoma Corp.	955,000	973,600
#	Tsukamoto Co., Ltd.	182,000	117,940
#	Tsukishima Kikai Co., Ltd.	392,000	3,428,479
	Tsurumi Manufacturing Co., Ltd.	236,000	1,682,830
	Tsutsumi Jewelry Co., Ltd.	256,100	4,989,342
	Tsuzuki Denki Co., Ltd.	376,000	1,007,900
	Tsuzuki Densan Co., Ltd.	75,700	191,063
	TTK Co., Ltd.	136,000	579,662
#	TYK Corp.	690,000	1,430,679
#	Uchida Yoko Co., Ltd.	1,054,000	4,443,958
	Uniden Corp.	1,688,000	5,060,912
	UNY Co., Ltd.	117,860	918,534
#	U-Shin, Ltd.	551,300	3,016,807
	Vital-Net, Inc.	371,600	1,658,953
	Warabeya Nichiyo Co., Ltd.	65,500	946,938
	Wavelock Holdings Co., Ltd.	9,100	29,636
	Wondertable, Ltd.	78,000	73,307
#	Wood One Co., Ltd.	504,000	2,126,079
	Yahagi Construction Co., Ltd.	41,000	138,410
	Yaizu Suisankagaku Industry Co., Ltd.	17,400	185,401
	Yamagata Bank, Ltd.	2,542,000	15,279,704
	Yamamura Glass Co., Ltd.	2,338,000	4,656,319
	Yamanashi Chuo Bank, Ltd.	1,465,000	8,332,351
	Yamatane Corp.	330,000	351,399
	Yamato Corp.	332,000	845,848
	Yamato International, Inc.	72,000	298,093
	Yamaura Corp.	155,500	175,700
	Ye Data, Inc.	34,000	61,504
#	Yellow Hat, Ltd.	384,500	1,748,421
	Yodogawa Steel Works, Ltd.	3,670,000	15,299,877
#	Yokogawa Bridge Holdings Corp.	821,000	5,819,843
	Yokohama Reito Co., Ltd.	1,078,000	7,163,469
	Yondenko Corp.	438,650	2,128,739
	Yonekyu Corp.	66,500	755,821
#	Yonex Co., Ltd.	149,000	816,994

34

#	Yorozu Corp.	63,800	526,634
	Yuasa Funashoku Co., Ltd.	532,000	1,057,518
#	Yuki Gosei Kogyo Co., Ltd.	201,000	946,908
	Yurtec Corp.	1,097,000	4,910,662
TOTAL COMMON STOCKS			1,582,181,118

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

TOTAL — JAPAN			1,582,181,118

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	130,000	—

RIGHTS/WARRANTS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares 12/20/09	28,880	7,861

TOTAL — MALAYSIA			7,861

NETHERLANDS — (1.5%)
COMMON STOCKS — (1.5%)
	Batenburg Beheer NV	6,890	174,607
# *	BE Semiconductor Industries NV	548,946	1,237,072
	Crown Van Gelder NV	51,923	451,250
# *	Crucell NV	515,366	5,998,038
	DOCdata NV	24,290	169,169
#	Draka Holding NV	231,553	2,796,148
#	Eriks Group NV	18,406	678,141
	Gamma Holding NV	75,648	1,406,481
	Grontmij NV	17,593	383,494
#	Heijmans NV	606,305	5,368,870
	Kas Bank NV	216,806	3,484,718
#	Kendrion NV	5,168	78,787
	Koninklijke Bam Groep NV	53,841	478,535
#	Koninklijke Ten Cate NV	185,980	3,943,188
#	Macintosh Retail Group NV	2,639	28,801
*	Nedfield NV	30,190	30,814
#	Nutreco Holding NV	796,046	25,380,852
#	Oce NV	2,152,451	9,960,942
#	OPG Groep NV	73,752	1,061,279
#	Ordina NV	248,226	1,303,776
# *	Pharming Group NV	285,229	235,045
# *	Qurius NV	460,094	160,307
	Royal Reesink NV	2,110	188,672
	RSDB NV	22,605	502,994
	Smit Internationale NV	49,112	3,313,666
	SNS Reaal	38,295	280,920
#	Telegraaf Media Groep NV	76,159	1,453,469
*	Textielgroep Twenthe NV	1,200	3,824

35

#	TKH Group NV	106,796	1,702,122
#	USG People NV	853,583	8,921,664
# *	Van der Moolen Holding NV	793,825	2,701,599
#	Wavin NV	356,728	1,244,866

TOTAL — NETHERLANDS			85,124,110

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	4,822,896	1,308,810
#	Air New Zealand, Ltd.	3,142,370	1,680,087
	CDL Investments New Zealand, Ltd.	1,068,042	166,593
	Colonial Motor Co., Ltd.	207,470	342,758
#	Fisher & Paykel Appliances Holdings, Ltd.	2,776,599	2,191,251
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	947,589
	Northland Port Corp. (New Zealand), Ltd.	24,300	39,712
	Nuplex Industries, Ltd.	21,532	66,162
*	Pan Pacific Petroleum NL	748,157	108,029
	Port of Tauranga, Ltd.	17,979	69,250
#	Pyne Gould Guinness, Ltd.	1,805,503	1,791,685
*	Richina Pacific, Ltd.	929,648	109,376
*	Rubicon, Ltd.	2,472,292	1,177,074
	Sanford, Ltd.	1,087,374	3,530,127
	South Port New Zealand, Ltd.	71,088	75,765
	Taylors Group, Ltd.	42,000	29,812
*	Tenon, Ltd.	372,153	130,086
	Tourism Holdings, Ltd.	1,467,544	789,459
#	Tower, Ltd.	1,938,089	1,727,167

TOTAL — NEW ZEALAND			16,280,792

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
#	Acta Holding ASA	584,100	168,359
#	Aktiv Kapital ASA	190,065	1,647,603
	Austevoll Seafood ASA	70,345	125,877
# *	Birdstep Technology ASA	128,796	57,479
	Bonheur ASA	254,150	4,877,019
# *	BW Offshore, Ltd.	220,030	213,580
#	Camillo Eitze & Co. ASA	150,780	753,164
#	Cermaq ASA	506,776	1,991,111
#	DOF ASA	364,733	1,685,420
*	DOF Subsea ASA	1,212	6,180
# *	Eitzen Chemical ASA	78,498	176,766
# *	Electromagnetic GeoServices AS	15,100	13,481
# *	Eltek ASA	585,852	793,831
*	Ementor ASA	128,618	391,891
	Farstad Shipping ASA	209,496	2,743,697
	Ganger Rolf ASA	430,700	7,552,046
# *	Gregoire ASA	59,357	5,067
#	Havila Shipping ASA	30,700	215,948
*	IOT Holdings ASA	137,172	13,238

36

# *	Kongsberg Automotive ASA	145,800	79,445
	Kongsberg Gruppen ASA	53,156	2,444,265
*	Kverneland Group ASA	593,570	431,911
#	Leroy Seafood Group ASA	113,196	992,242
# *	Marine Harvest	3,674,797	593,573
*	Norse Energy Corp. ASA	1,299,200	659,858
# *	Norske Skogindustrier ASA Series A	1,031,443	3,555,321
	Odfjell ASA Series A	313,396	2,416,979
# *	Q-Free ASA	85,000	80,551
# *	Roxar ASA	191,713	85,640
# *	SAS AB	38,000	192,427
	Scana Industrier ASA	222,789	191,642
# *	Sevan Marine ASA	480,709	1,074,830
# *	Software Innovation ASA	234,659	142,946
	Solstad Offshore ASA	358,822	3,244,608
# *	Songa Offshore ASA	172,802	623,609
	SpareBanken 1 SMN	895,144	3,526,087
*	Synnove Finden ASA	259,349	522,029
# *	TGS Nopec Geophysical Co. ASA	547,821	3,046,114
#	TTS Marine ASA	88,874	282,374
	Wilh. Wilhelmsen ASA	251,468	3,616,327

TOTAL — NORWAY			51,234,535

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
#	Corticeira Amorim	2,297,331	3,154,913
	Finibanco Holdings SGPS SA	135,150	577,357
*	Investimentos Participacoes e Gestao SA	1,599,288	955,168
*	Papelaria Fernandes-Industria e Comercia SA	2,000	6,373
#	Sonae Industria SGPS SA	682,328	1,798,187
*	Sonaecom SGPS SA	540,375	839,130
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	116,013
#	Teixeira Duarte Engenharia e Construcoes SA	452,554	419,414

TOTAL — PORTUGAL			7,866,555

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
*	AEM Holdings, Ltd.	1,932,000	20,160
	Allgreen Properties, Ltd.	16,873,000	4,660,480
	Apollo Enterprises, Ltd.	240,000	105,855
*	Asia Food and Properties, Ltd.	7,149,000	918,836
	Auric Pacific Group, Ltd.	57,000	22,672
	Bonvests Holdings, Ltd.	1,314,280	415,567
	Brothers (Holdings), Ltd.	488,078	38,520
# *	Chartered Semiconductor Manufacturing, Ltd.	19,090,000	2,964,264
	Chemical Industries (Far East), Ltd.	40,000	12,407
*	China Auto Corp., Ltd.	3,040,700	52,315
	China Merchants Holdings Pacific, Ltd.	990,000	277,950
	Chuan Hup Holdings, Ltd.	7,392,000	1,131,405
	Cougar Logistics Corp., Ltd.	538,250	71,008

37

#	Creative Technology Co., Ltd.	805,400	1,653,021
*	Ellipsiz, Ltd.	720,000	17,608
	Eng Wah Organization, Ltd.	13,000	6,287
	Engro Corp., Ltd.	115,500	44,220
*	Excel Machine Tools, Ltd.	473,000	—
	Ezra Holdings Pte, Ltd.	1,462,000	486,924
#	Federal International (2000), Ltd.	313,750	29,533
	GK Goh Holdings, Ltd.	2,295,000	851,864
	GP Industries, Ltd.	1,370,808	194,918
#	Grand Banks Yachts, Ltd.	288,750	155,873
#	Hi-P International, Ltd.	2,707,000	630,613
#	Ho Bee Investment, Ltd.	3,562,000	850,304
	Hong Fok Corp., Ltd.	494,000	70,843
	Hong Leong Asia, Ltd.	340,000	137,765
#	Hotel Grand Central, Ltd.	1,960,462	640,312
	Hotel Plaza, Ltd.	1,203,000	1,074,499
#	Hotel Properties, Ltd.	1,928,500	1,268,669
	Hour Glass, Ltd.	793,320	249,829
#	Huan Hsin Holdings, Ltd.	1,504,000	273,813
	Hwa Hong Corp., Ltd.	4,148,000	970,244
	IFS Capital, Ltd.	26,400	7,132
#	InnoTek, Ltd.	1,299,000	247,289
	Isetan (Singapore), Ltd.	171,000	313,421
#	Jurong Technologies Industrial Corp., Ltd.	3,391,000	200,568
	K1 Ventures, Ltd.	14,253,000	1,924,185
	Kian Ann Engineering, Ltd.	1,291,500	109,490
#	Kim Eng Holdings, Ltd.	1,378,147	896,689
	K-REIT Asia	70,480	37,069
	KS Energy Services, Ltd.	800,000	316,795
#	Lafe Corp., Ltd.	4,407,200	113,069
	LC Development, Ltd.	2,179,800	128,032
	Lee Kim Tah Holdings, Ltd.	2,313,000	504,919
	Leeden, Ltd.	539,000	139,770
	Low Keng Huat Singapore, Ltd.	2,208,000	192,663
	Lum Chang Holdings, Ltd.	1,211,000	123,783
	Memtech International, Ltd.	3,073,000	176,548
	Metro Holdings, Ltd.	8,200,800	2,204,500
	Midas Holdings, Ltd.	1,342,000	293,679
#	NSL, Ltd.	717,000	444,640
#	Orchard Parade Holdings, Ltd.	3,766,625	1,480,670
*	Osim International, Ltd.	1,965,600	107,286
	Penguin International, Ltd.	3,453,000	164,088
	Pertama Holdings, Ltd.	105,000	16,108
	Popular Holdings, Ltd.	4,155,000	340,943
	PSC Corp., Ltd.	6,729,043	721,942
	QAF, Ltd.	3,277,000	425,846
	San Teh, Ltd.	844,000	158,210
	SC Global Developments, Ltd.	935,850	323,602
	Sing Investments & Finance, Ltd.	84,000	52,093
#	Singapore Land, Ltd.	1,336,000	3,034,861
	Singapore Reinsurance Corp., Ltd	3,080,110	361,428
	Singapore Shipping Corp., Ltd.	3,299,000	429,107

38

	Singapura Finance, Ltd.	105,000	84,384
	Stamford Land Corp., Ltd.	4,308,000	756,726
	Sunright, Ltd.	196,000	17,181
	Superior Multi-Packaging, Ltd.	552,000	27,916
*	Thakral Corp., Ltd.	1,130,000	19,296
	TT International, Ltd.	4,579,900	184,318
	Tuan Sing Holdings, Ltd.	9,469,000	592,584
	UMS Holdings, Ltd.	4,751,000	344,694
	United Engineers, Ltd.	1,933,666	1,604,230
	United Industrial Corp., Ltd.	6,718,000	6,096,328
	United Pulp & Paper Co., Ltd.	782,000	75,047
	UOL Group, Ltd.	4,905,000	6,420,778
#	WBL Corp., Ltd.	433,500	800,177
#	Wheelock Properties, Ltd.	3,109,000	1,759,386
	Wing Tai Holdings, Ltd.	4,001,800	1,867,076
*	Zhongguo Jilong, Ltd.	667,943	19,921

TOTAL — SINGAPORE			56,959,045

SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
	Adolfo Dominguez SA	5,640	51,185
#	Banco de Andalucia SA	443	20,347
	Banco Pastor SA	30,383	252,570
# *	Baron de Ley SA	23,940	1,341,024
#	Campofrio Alimentacion SA	79,186	885,672
#	Cementos Portland Valderrivas SA	62,647	2,280,609
	Construcciones y Auxiliar de Ferrocarriles SA	11,874	3,319,377
*	Corporacion Dermoestetica	14,835	74,982
# *	Dogi International Fabrics SA	191,727	171,204
	Ebro Puleva SA	1,492,857	19,410,492
*	Ercros SA	1,059,363	203,589
*	Espanola del Zinc SA	53,703	61,624
	Funespana SA	63,148	416,792
	Grupo Catalana Occidente SA	163,244	2,567,335
#	Grupo Empresarial Ence SA	1,965,233	9,069,614
#	Iberpapel Gestion SA	94,326	1,420,306
# *	Inbesos SA	26,897	117,321
*	Indo Internacional SA	13,502	21,724
# *	La Seda de Barcelona SA	5,166,665	2,647,680
	Lingotes Especiales SA	5,342	25,892
#	Miquel y Costas & Miquel SA	20,960	246,781
#	NH Hoteles SA	985,910	7,463,248
	Nicolas Correa SA	137,049	827,708
#	Papeles y Cartones de Europa SA	281,829	1,346,371
	Pescanova SA	125,431	4,543,410
*	Realia Business SA	11,641	32,482
#	Service Point Solutions SA	163,316	190,774
# *	Tavex Algodonera SA	426,325	403,824
*	Technocom Telecom Issue 08	1,828	7,389
# *	Tecnocom Telecomunicaciones y Energia SA	18,288	74,485
	Tubacex SA	414,558	1,478,278

39

	Tubos Reunidos SA	101,651	269,399
	Unipapel SA	134,005	1,747,573
	Vidrala SA	11,424	240,300
#	Viscofan SA	431,734	7,425,847

TOTAL — SPAIN			70,657,208

SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
	Acando AB	655,684	939,319
	AF AB Series B	19,700	326,102
# *	Anoto Group AB	261,833	79,022
*	Artimplant AB Series B	201,000	48,947
	Atrium Ljungberg AB Series B	16,800	96,848
	Beijer Alma AB	81,900	711,963
#	Bilia AB Series A	238,436	683,190
	Billerud AB	849,380	4,794,805
# *	Biotage AB	608,271	478,666
#	Boliden AB	643,225	1,547,139
	Bong Ljungdahl AB	64,100	129,852
*	Brostrom AB Series B	73,740	543,214
	Cantena AB	109,825	997,332
#	Cardo AB	297,798	4,322,446
*	Carl Lamm Holding AB	89,851	378,625
	Castellum AB	1,462,724	9,929,445
	Cloetta AB Series B	18,600	549,349
#	Concordia Maritime AB Series B	306,599	669,390
	Consilium AB Series B	8,000	39,812
	Elos AB	29,600	115,019
*	Enea Data AB Series B	4,335	14,437
#	Eniro AB	1,160,514	2,688,906
#	Fabege AB	1,131,140	4,484,506
	Forshem Group AB Series B	29,600	29,779
	G & L Beijer AB Series B	96,600	1,625,496
	Geveko AB	36,600	311,405
#	Gunnebo AB	28,600	78,615
	Haldex AB	336,968	1,570,952
*	Hexpol AB	5,250	21,069
*	Home Capital AB	88,742	726,175
#	Home Properties AB	88,742	869,216
	Industrial & Financial Systems AB Series B	67,903	297,011
	Intellecta AB Series B	30,100	244,085
	Klovern AB	764,578	1,535,594
#	Kungsleden AB	1,827,593	8,841,555
	Lagercrantz Group AB Series B	233,635	686,309
	Lammhults Design Group AB	78,200	471,621
#	Lennart Wallenstam Byggnads AB Series B	457,500	3,636,280
# *	Micronic Laser Systems AB	160,686	207,415
	NCC AB Series A	45,400	368,555
	NCC AB Series B	796,306	6,506,839
	New Wave Group AB Series B	107,400	164,733
	Nobia AB	10,555	22,996

40

	Nolato AB Series B	106,340	576,818
	OEM International AB Series B	30,300	163,411
# *	Partnertech AB	36,982	101,943
#	Peab AB Series B	58,234	163,391
	Poolia AB Series B	147,200	464,090
*	Precomp Solutions AB	6,500	389
*	Pricer AB Series B	822,376	37,359
	ProAct IT Group AB	132,500	551,452
	Profilgruppen AB	25,600	138,473
	RaySearch Laboratories AB	38,100	60,165
	Rederi AB Transatlantic Series B	354,935	1,427,458
#	rnb Retail & Brands AB	260,400	139,905
	Rorvik Timber AB	30,600	59,381
# *	Rottneros Bruk AB	1,587,000	367,524
*	Scribona AB Series A	15,700	9,590
*	Scribona AB Series B	615,980	358,563
*	Semcon AB	13,958	47,247
	Skanditek Industrifoervaltnings AB	116,200	234,462
	Studsvik AB	38,200	338,383
# *	Teleca AB Series B	707,390	290,062
# *	TradeDoubler AB	26,400	119,145
#	Trelleborg AB Series B	1,602,362	9,578,842
*	Wedins Skor & Accessoarer AB	85,000	11,646
	Wihlborgs Fastigheter AB	123,508	1,307,824

TOTAL — SWEDEN			79,331,557

SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
	Acino Holding AG	30,793	6,376,908
	AFG Arbonia-Forster Holding AG	11,428	1,440,283
#	Allreal Holding AG	97,788	9,956,242
#	Also Holding AG	9,450	344,283
*	Ascom Holding AG	160,800	1,044,655
	Baloise-Holding AG	316,202	16,905,585
	Bank Coop AG	11,560	746,511
	Banque Cantonale de Geneve	12,101	2,480,015
	Banque Cantonale du Jura	8,000	436,820
	Banque Cantonale Vaudoise	16,398	3,655,019
	Bobst Group AG	158,720	5,744,278
#	Bossard Holding AG	11,678	648,833
	Bucher Industries AG	49,914	5,393,055
	Calida Holding AG	400	107,177
*	Card Guard AG	119,495	978,243
	Carlo Gavazzi Holding AG	7,890	775,093
#	Charles Voegele Holding AG	102,058	3,698,115
#	Ciba Specialty Chemicals AG	222,902	9,278,940
#	Clariant AG	3,311,053	20,541,277
	Conzzeta AG	3,791	5,551,076
*	COS Computer Systems AG	34,269	266,499
	Daetwyler Holding AG	161,600	6,563,593
	Dufry Group	6,429	133,189

41

	Emmi AG	37,875	3,596,225
	Energiedienst Holding AG	160	6,894
	Escor Casino & Entertainment AG	4,000	62,084
	Feintol International Holding AG	6,555	1,178,279
	Flughafen Zuerich AG	49,800	13,268,932
#	Forbo Holding AG	34,708	8,532,360
	George Fisher AG	26,429	5,926,052
	Golay-Buchel Holding SA	125	205,367
#	Gurit Holding AG	10,469	4,705,314
	Helvetia Holding AG	61,164	10,485,000
	Hexagon AB	52,500	339,895
#	Implenia AG	260,675	7,442,077
	Industrieholding Cham AG	12,497	3,003,252
	Intershop Holding AG	17,654	4,423,676
#	Jelmoli Holding AG	6,273	11,055,344
*	Kardex AG	6,654	190,682
	Lem Holdings SA	6,233	1,039,399
	Medisize Holding AG	79,900	3,732,729
	Metraux Services Holdings SA	3,560	307,621
*	Micronas Semiconductor Holding AG	214,659	806,416
*	Mikron Holding AG	35,788	185,290
	Mobimo Holding AG	2,344	277,243
#	PSP Swiss Property AG	588,827	25,475,734
	PubliGroupe SA	1,627	154,836
*	Quadrant AG	1,250	86,331
#	Rieters Holdings AG	10,900	1,888,727
	Romande Energie Holding SA	3,903	6,743,456
	Schweizerische National Versicherungs Gesellschaft	17,818	9,685,056
	Siegfried Holding AG	25,528	1,984,869
	St. Galler Kantonalbank	6,370	2,224,370
#	Swiss Prime Site AG	233,238	10,732,796
*	Swissmetal Holding AG	116,281	1,255,586
	Tornos SA	16,000	76,162
#	Valiant Holding AG	91,408	15,749,650
	Valora Holding AG	37,658	5,459,913
	Vaudoise Assurances Holdings SA	19,548	2,792,440
*	Verwaltungs und Privat-Bank AG	699	96,967
	WMH Walter Meier Holding AG	595	40,824
	Zehnder Holding AG	57	44,378
	Zueblin Immobilien Holding AG	407,766	2,208,317

TOTAL — SWITZERLAND			270,536,232

UNITED KINGDOM — (12.1%)
COMMON STOCKS — (12.1%)
	A & J Mucklow Group P.L.C.	318,685	1,183,924
	Abacus Group P.L.C.	344,986	280,056
*	Abbeycrest P.L.C.	114,547	17,513
	Aberdeen Asset Management P.L.C.	879,230	1,327,782
	Acal P.L.C.	327,161	556,999
	Aga Rangemaster Group P.L.C.	2,103,467	2,889,142
	Airea P.L.C.	280,105	48,704

42

*	Alba P.L.C.	492,775	184,485
	Alexandra P.L.C.	383,995	154,551
	Alexon Group P.L.C.	223,601	54,485
*	Alphameric P.L.C.	1,367,391	403,174
	Alumasc Group P.L.C.	597,030	1,150,874
*	Amberley Group P.L.C.	71,000	3,142
	Amlin P.L.C.	9,708,370	49,712,470
	Anglo Pacific Group P.L.C.	1,103,682	1,916,596
	Anglo-Eastern Plantations P.L.C.	261,385	1,004,910
*	API Group P.L.C.	567,365	50,765
*	ARC International P.L.C.	2,696,225	640,464
	Arena Leisure P.L.C.	645,000	269,608
*	Aricom P.L.C.	803,821	157,467
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	36,230
	Arriva P.L.C.	112,920	1,092,436
	Ashtead Group P.L.C.	10,406,885	7,158,988
	Assura Group, Ltd.	42,159	27,550
*	Asterand P.L.C.	387,527	58,080
*	Autologic Holdings P.L.C.	455,119	129,773
	Avesco Group P.L.C.	84,124	35,721
	Avon Rubber P.L.C.	465,400	315,306
	BBA Aviation P.L.C.	1,666,536	2,138,449
*	Beale P.L.C.	96,298	55,017
	Beazley Group P.L.C.	7,511,032	12,805,319
*	Bede P.L.C.	283,000	2,915
#	Bellway P.L.C.	3,481,205	30,327,447
*	Berkeley Technology, Ltd.	222,520	12,534
# *	Biocompatibles International P.L.C.	566,936	1,120,605
	Black Arrow Group P.L.C.	35,000	40,837
	Blacks Leisure Group P.L.C.	184,818	88,610
	Bloomsbury Publishing P.L.C.	46,965	121,357
	Bodycote P.L.C.	10,063,146	20,143,033
#	Bovis Homes Group P.L.C.	4,184,856	22,875,171
	Brewin Dolphin Holdings P.L.C.	40,713	74,013
	Brit Insurance Holdings P.L.C.	11,179,422	32,878,013
	British Polythene Industries P.L.C.	380,917	1,120,251
	BSS Group P.L.C.	180,302	662,881
	Caffyns P.L.C.	21,866	142,519
	Camellia P.L.C.	2,531	231,077
	Capital & Regional P.L.C.	2,270,889	1,675,624
	Carclo P.L.C.	835,334	840,446
	Carillion P.L.C.	2,237,343	7,504,415
	Carr’s Milling Industries P.L.C.	81,009	611,918
	Castings P.L.C.	485,190	1,439,851
	Catlin Group, Ltd.	5,850,701	32,694,578
	Centaur Media P.L.C.	100,000	82,595
*	Chapelthorpe P.L.C.	160,984	28,569
	Charles Stanley Group P.L.C.	150,000	444,321
	Chesnara P.L.C.	83,741	143,216
	Churchill China P.L.C.	53,181	182,165
	City of London Group P.L.C.	34,000	28,180

43

#	Clinton Cards P.L.C.	3,589,783	896,729
	Close Brothers Group P.L.C.	1,903,664	16,564,440
# *	CLS Holdings P.L.C.	1,113,083	5,327,226
	Colefax Group P.L.C.	96,000	144,455
	Collins Stewart P.L.C.	1,969,734	1,389,254
*	Colt Telecom Group SA	3,799,065	3,903,375
	Communisis P.L.C.	2,449,572	1,823,422
	Computacenter P.L.C.	3,387,854	5,182,221
	Cookson Group P.L.C.	954,362	3,089,322
*	Coral Products P.L.C.	102,000	4,925
#	Cosalt P.L.C.	213,194	582,312
*	Creightons P.L.C.	250,000	4,023
	Creston P.L.C.	107,460	34,537
	Daejan Holdings P.L.C.	134,005	5,699,708
	Dart Group P.L.C.	917,504	387,140
	Davis Service Group P.L.C.	1,022,634	3,640,313
*	Dawson International P.L.C.	502,194	10,103
	Delta P.L.C.	2,666,752	3,339,369
	Development Securities P.L.C.	906,650	4,152,109
	Devro P.L.C.	43,253	50,282
	Dialight P.L.C.	299,486	527,239
	Dimension Data Holdings P.L.C.	748,959	359,806
	Diploma P.L.C.	475,000	993,842
	DRS Data & Research Services P.L.C.	51,000	13,543
	DS Smith P.L.C.	12,895,987	13,834,618
#	DSG International P.L.C.	16,864,311	8,779,440
	DTZ Holdings P.L.C.	41,347	37,458
	Dyson Group P.L.C.	155,000	116,139
# *	easyJet P.L.C.	2,016,070	10,057,321
	Eleco P.L.C.	68,900	65,617
	Electronic Data Processing P.L.C.	271,803	242,771
	Elementis P.L.C.	10,581,775	9,980,549
	Ennstone P.L.C.	7,832,906	593,911
*	Entertainment Rights P.L.C.	4,575,625	92,214
*	Erinaceous Group P.L.C.	371,424	9,863
	Evolution Group P.L.C.	2,286,747	3,055,187
#	F&C Asset Management P.L.C.	6,573,090	4,485,500
	Fenner P.L.C.	272,000	448,570
	Filtronic P.L.C.	1,323,456	917,726
*	Fortress Holdings P.L.C.	200,000	—
	French Connection Group P.L.C.	449,064	360,413
	Fuller Smith & Turner P.L.C.	373,727	1,846,938
	Future P.L.C.	1,768,908	371,417
	FW Thorpe P.L.C.	19,149	148,608
	Galliford Try P.L.C.	950,072	698,880
	Game Group P.L.C.	952,885	1,998,829
	GB Group P.L.C.	707,131	221,489
*	Gem Diamonds, Ltd.	33,156	162,327
	Genetix Group P.L.C.	50,000	27,134
*	Georgica P.L.C.	124,719	53,505
*	Gladstone P.L.C.	158,000	62,447

44

	GNE P.L.C.	60,517	177,683
	Greene King P.L.C.	3,287,988	16,979,635
	Guinness Peat Group P.L.C.	859,225	478,941
	Hardy Underwriting Group P.L.C.	889,189	3,653,577
	Harvey Nash Group P.L.C.	667,151	236,716
*	Hawtin P.L.C.	150,000	11,768
	Haynes Publishing Group P.L.C.	25,591	61,777
	Helical Bar P.L.C.	2,732,887	13,139,204
#	Henderson Group P.L.C.	7,888,443	6,747,026
	Henry Boot P.L.C.	1,137,852	1,094,316
*	Heywood Williams Group P.L.C.	1,023,641	64,536
	Hiscox, Ltd.	10,621,831	42,088,960
	HR Owen P.L.C.	117,528	120,738
	Huntsworth P.L.C.	2,240,266	1,252,203
*	Impellam Group P.L.C.	28,243	11,798
*	Intec Telecom Systems P.L.C.	1,861,142	795,320
	Intelek P.L.C.	555,250	111,533
	Intermediate Capital Group P.L.C.	654,597	10,204,792
*	Inveresk P.L.C.	756,409	88,743
*	IP Group P.L.C.	57,295	61,426
	J. Smart & Co. (Contractors) P.L.C.	18,263	135,936
	James Cropper P.L.C.	38,601	67,331
	James Fisher & Sons P.L.C.	201,800	1,103,153
	James Halstead P.L.C.	89,804	593,800
	JD Sports Fashion P.L.C.	45,672	185,754
	JJB Sports P.L.C.	6,169,618	2,942,261
	Johnston Press P.L.C.	8,120,133	3,244,246
*	Journey Group P.L.C.	30,469	1,392
	KBC Advanced Technologies P.L.C.	622,919	419,164
	Kcom Group P.L.C.	7,213,838	2,098,851
	Kewill P.L.C.	60,000	28,906
	Laird P.L.C.	547,781	1,438,545
	Lavendon Group P.L.C.	664,700	1,500,030
*	Leeds Group P.L.C.	241,639	57,360
*	Leo Insurance P.L.C.	25,000	805
	Litho Supplies P.L.C.	113,000	20,987
*	London Scottish Bank P.L.C.	299,952	16,611
	Lookers P.L.C.	1,348,316	714,214
	Low & Bonar P.L.C.	3,149,418	2,472,764
	Luminar Group Holdings P.L.C.	1,794,243	4,449,934
	Macfarlane Group P.L.C.	1,730,981	425,340
	Macro 4 P.L.C.	44,820	64,233
	Mallett P.L.C.	104,602	85,012
	Management Consulting Group P.L.C.	2,538,662	1,142,099
	Marshalls P.L.C.	1,065,444	1,682,379
	Marston’s P.L.C.	6,498,608	9,943,187
	Mcbride P.L.C.	118,327	239,834
	McKay Securities P.L.C.	128,887	295,034
*	MDY Healthcare P.L.C.	16,000	8,870
	Meggitt P.L.C.	868,359	1,902,326

45

	Melrose P.L.C.	161,056	231,496
*	Metalrax Group P.L.C.	505,462	93,786
	Microgen P.L.C.	1,303,057	845,582
*	Mid-States P.L.C.	50,000	7,380
	Millennium and Copthorne Hotels P.L.C.	4,451,429	15,172,030
*	Minerva P.L.C.	4,671,855	1,302,079
	MJ Gleeson Group P.L.C.	645,704	881,939
	Molins P.L.C.	142,466	122,163
	Mondi P.L.C.	79,140	287,228
*	Monitise P.L.C.	101,664	9,217
	Morgan Crucible Co. P.L.C.	14,803	25,599
	Morse P.L.C.	93,868	28,971
	Moss Bros Group P.L.C.	494,059	103,786
	Mothercare P.L.C.	1,025,416	5,027,657
	MP Evans Group P.L.C.	95,900	303,855
	MS International P.L.C.	119,401	403,893
*	MWB Group Holdings P.L.C.	1,659,493	1,210,836
	N Brown Group P.L.C.	2,588,111	9,198,301
	Nestor Healthcare Group P.L.C.	652,386	268,031
*	Newfound NV	44,000	3,541
	Noble Investments (UK) P.L.C.	300	308
	Northamber P.L.C.	152,685	79,860
#	Northgate P.L.C.	1,216,933	2,504,105
	Novae Group P.L.C.	397,724	1,738,091
*	NXT P.L.C.	48,000	4,838
*	Opsec Security Group P.L.C.	571,366	261,214
	Oxford Instruments P.L.C.	463,280	1,394,660
*	Pace P.L.C.	537,862	324,642
	Panther Securities P.L.C.	45,000	208,209
*	Parity Group P.L.C.	8,400	1,220
	Pendragon P.L.C.	5,031,624	412,449
	Penna Consulting P.L.C.	186,128	434,068
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	813,743
*	Pinnacle Staffing Group P.L.C.	953,519	23,018
*	Pittards P.L.C.	39,000	1,098
	Portmeirion Group P.L.C.	56,335	149,756
#	Porvair P.L.C.	484,144	649,465
	Premier Foods P.L.C.	11,061,747	4,904,836
	Primary Health Properties P.L.C.	132,630	629,801
*	Prime Focus London P.L.C.	13,000	4,917
	Psion P.L.C.	2,157,649	2,642,086
	Quintain Estates & Development P.L.C.	1,294,447	1,767,678
	Raven Mount P.L.C.	125,337	98,838
#	Redrow P.L.C.	5,051,879	16,896,263
*	Redstone P.L.C.	369,451	109,397
*	Renold P.L.C.	829,414	679,736
	Rensburg Sheppards P.L.C.	9,472	69,882
	RPC Group P.L.C.	1,157,084	2,019,505
	Rugby Estates P.L.C.	78,667	251,181
*	Rutland Trust P.L.C.	89,181	96,161
	S&U P.L.C.	7,000	34,337

46

*	Safeland P.L.C.	100,000	60,351
*	Sagittarius Professional Services P.L.C.	250,000	3,621
	Savills P.L.C.	291,403	1,076,775
	Scapa Group P.L.C.	1,927,891	667,376
*	SDL P.L.C.	57,530	225,554
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	3,388,897
	SIG P.L.C.	263,493	1,033,530
	Signet Group, Ltd.	1,714,191	16,791,841
	Smiths News P.L.C.	259,297	237,650
*	SPG Media Group P.L.C.	300,000	61,205
	Spirent Communications P.L.C.	2,988,475	2,614,324
*	Sportech P.L.C.	115,311	93,163
	Spring Group P.L.C.	779,791	422,788
	St Ives Group P.L.C.	2,377,951	3,348,512
	ST Modwen Properties P.L.C.	2,066,598	6,328,524
*	Stylo P.L.C.	5,293	1,618
	Swallowfield P.L.C.	60,849	83,374
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	3,621
*	Telspec P.L.C.	205,000	13,351
	Tex Holdings P.L.C.	11,000	13,543
*	The 600 Group P.L.C.	1,065,961	286,936
	The Berkeley Group Holdings P.L.C.	435,218	5,240,141
	The Cardiff Property P.L.C.	4,000	37,015
	The Character Group P.L.C.	31,478	22,051
	Titon Holdings P.L.C.	36,110	15,400
	Tomkins P.L.C.	13,525,823	24,826,600
*	Torotrak P.L.C.	44,048	9,607
	Town Centre Securities P.L.C.	322,073	623,549
*	Trafficmaster P.L.C.	838,238	148,566
	Travis Perkins P.L.C.	2,810,075	13,299,985
	Treatt P.L.C.	38,663	119,264
	Trifast P.L.C.	875,171	469,741
#	Trinity Mirror P.L.C.	8,578,803	4,819,319
	TT electronics P.L.C.	2,225,502	1,694,800
*	UK Coal P.L.C.	1,860,967	2,916,427
	Umeco P.L.C.	283,900	1,232,680
	Unite Group P.L.C.	2,673,484	6,488,157
*	Vernalis P.L.C.	132,072	6,276
	Victoria P.L.C.	52,231	143,946
	Vislink P.L.C.	816,969	423,578
# *	Volex Group P.L.C.	246,843	125,470
	Vp P.L.C.	315,426	633,349
	Wagon P.L.C.	825,228	25,632
	Waterman Group P.L.C.	514,435	635,919
*	Westcity P.L.C.	456,507	53,754
*	William Ransom & Son P.L.C.	115,000	13,881
	Wilmington Group P.L.C.	422,000	981,227
#	Woolworths Group P.L.C.	25,942,122	1,781,150
	Workspace Group P.L.C.	362,421	583,384

47

	Young and Co.’s Brewery P.L.C. Series A	35,800	242,218
	Zotefoams P.L.C.	196,330	266,533
	TOTAL COMMON STOCKS		672,195,642

	RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
	TOTAL RIGHTS/WARRANTS		—

	TOTAL — UNITED KINGDOM		672,195,642

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (1.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $65,225,000 FHLMC 6.50%, 08/01/37, valued at $56,734,250) to be repurchased at $55,897,378	$55,893	55,893,000

		Shares
	SECURITIES LENDING COLLATERAL — (15.5%)
§ @	DFA Short Term Investment Fund LP	856,409,702	856,409,702

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08, (Collateralized by $4,824,647 FNMA 5.000%, 03/01/38, valued at $4,464,254) to be repurchased at $4,376,811	$4,377	4,376,720

	TOTAL SECURITIES LENDING COLLATERAL		860,786,422

	TOTAL INVESTMENTS - (100.0%) (Cost $8,099,711,332)		$5,549,689,959

See accompanying Notes to Financial Statements.

48

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	ABB Grain, Ltd.	6,240	$34,095
	Adelaide Brighton, Ltd.	4,932	7,502
#	Alesco Corp., Ltd.	5,180	19,292
	Alumina, Ltd. Sponsored ADR	900	5,148
	Amcor, Ltd.	9,981	38,531
	Ansell, Ltd.	1,495	12,577
	APA Group	5,364	10,453
#	APN News & Media, Ltd.	24,978	40,565
*	Aquila Resources, Ltd.	1,310	3,211
	Aristocrat Leisure, Ltd.	2,659	6,696
# *	Arrow Energy NL	5,920	9,874
	Asciano Group	6,018	8,407
*	Atlas Iron, Ltd.	10,897	5,919
	Austal, Ltd.	7,753	9,110
*	Austar United Communications, Ltd.	14,800	8,876
	Austbrokers Holdings, Ltd.	4,423	11,157
	Austereo Group, Ltd.	10,730	10,035
	Australia & New Zealand Banking Group, Ltd.	8,933	104,717
#	Australian Agricultural Co., Ltd.	5,758	7,247
	Australian Infrastructure Fund	6,462	7,002
	Australian Wealth Management, Ltd.	20,673	10,955
*	Australian Worldwide Exploration, Ltd.	12,354	20,636
	AWB, Ltd.	25,088	43,876
	AXA Asia Pacific Holdings, Ltd.	3,470	10,237
	Bank of Queensland, Ltd.	3,481	31,159
	Beach Petroleum, Ltd.	82,936	53,870
	Bendigo Bank, Ltd.	9,145	80,675
	BHP Billiton, Ltd.	2,344	45,031
	BHP Billiton, Ltd. Sponsored ADR	1,128	43,857
	Billabong International, Ltd.	3,401	27,188
	BlueScope Steel, Ltd.	9,876	29,047
	Boart Longyear Group	7,800	2,263
	Boral, Ltd.	20,679	62,239
	Bradken, Ltd.	1,708	5,633
	Brambles, Ltd.	4,538	24,206
	Brickworks, Ltd.	3,059	21,566
#	Cabcharge Australia, Ltd.	2,648	12,182
#	Caltex Australia, Ltd.	3,128	19,701
	Campbell Brothers, Ltd.	339	5,428
	Cardno, Ltd.	3,529	8,910
*	Centamin Egypt, Ltd.	17,935	8,476
	Centennial Coal Co., Ltd.	17,672	41,557

1

	Challenger Financial Services Group, Ltd.	16,746	18,465
#	Clough, Ltd.	20,065	5,128
*	Coal of Africa, Ltd.	6,772	4,484
	Coca-Cola Amatil, Ltd.	2,084	11,249
#	Cochlear, Ltd.	344	13,052
	Commonwealth Bank of Australia	2,795	76,404
	Computershare, Ltd.	2,045	11,561
	ConnectEast Group	14,228	6,897
	Crane Group, Ltd.	2,732	16,422
	Crown, Ltd.	7,611	34,062
	CSR, Ltd.	32,451	47,168
#	David Jones, Ltd.	17,651	36,354
*	Domino’s Pizza Enterprises, Ltd.	5,753	11,174
	Downer EDI, Ltd.	12,308	39,971
	DUET Group	5,528	8,821
*	Eastern Star Gas, Ltd.	34,059	9,198
	Emeco Holdings, Ltd.	15,467	5,908
#	Energy Developments, Ltd.	4,077	6,787
# *	Energy World Corp., Ltd.	20,105	5,139
#	Fairfax Media, Ltd.	31,793	40,759
	Fleetwood Corp., Ltd.	707	2,933
#	Flight Centre, Ltd.	888	8,312
	Foster’s Group, Ltd.	3,336	12,753
#	Futuris Corp., Ltd.	45,523	35,524
*	Geodynamics, Ltd.	15,716	7,948
	Goodman Fielder, Ltd.	63,197	70,134
*	Graincorp, Ltd. Series A	1,961	9,137
	GUD Holdings, Ltd.	350	1,103
	Gunns, Ltd.	47,893	38,093
	GWA International, Ltd.	5,774	9,221
	Harvey Norman Holdings, Ltd.	13,800	23,820
	Hastie Group, Ltd.	7,367	7,044
	Healthscope, Ltd.	4,250	12,278
#	Hills Industries, Ltd.	4,328	11,170
	iiNet, Ltd.	12,619	10,826
# *	Iluka Resources, Ltd.	11,498	27,803
	Imdex, Ltd.	12,503	3,918
	Incitec Pivot, Ltd.	9,099	24,395
	Insurance Australia Group, Ltd.	18,645	47,230
	Invocare, Ltd.	3,399	11,083
	IOOF Holdings, Ltd.	2,978	8,341
#	Iress Market Technology, Ltd.	2,964	9,122
	JB Hi-Fi, Ltd.	1,290	7,572
*	Kagara, Ltd.	5,550	1,934
*	Karoon Gas Australia, Ltd.	4,317	6,193
	Lend Lease Corp., Ltd.	14,845	68,692
# *	Lihir Gold, Ltd.	28,398	35,434
*	Linc Energy, Ltd.	5,097	9,981
*	Lynas Corp., Ltd.	11,984	2,532
	MacArthur Coal, Ltd.	1,794	7,241
	MacMahon Holdings, Ltd.	10,156	4,929
#	Macquarie Communications Infrastructure Group	5,926	6,373

2

#	Macquarie Group, Ltd.	3,785	75,091
	Macquarie Media Group, Ltd.	5,398	4,512
	Metcash, Ltd.	8,724	23,546
	Mincor Resources NL	8,941	4,120
	Mineral Resources, Ltd.	3,812	6,312
# *	Mirabela Nickel, Ltd.	3,428	3,594
	Monadelphous Group, Ltd.	1,179	6,313
	MYOB, Ltd.	16,283	12,162
	National Australia Bank, Ltd.	7,697	124,892
	Navitas, Ltd.	8,452	11,928
	New Hope Corp., Ltd.	3,100	7,168
	Newcrest Mining, Ltd.	440	6,048
*	Nexus Energy, Ltd.	13,537	5,023
	Nufarm, Ltd.	1,026	7,426
	Oil Search, Ltd.	3,359	10,176
	Onesteel, Ltd.	29,120	66,901
	Orica, Ltd.	1,277	16,599
	Origin Energy, Ltd.	1,181	12,385
	Pacific Brands, Ltd.	35,555	23,852
# *	Paladin Energy, Ltd.	17,007	26,056
*	PanAust, Ltd.	61,167	8,850
#	Panoramic Resources, Ltd.	7,946	5,701
	Paperlinx, Ltd.	22,829	21,260
	Peet, Ltd.	17,804	22,583
#	Perpetual Trustees Australia, Ltd.	383	8,919
*	Pharmaxis, Ltd.	8,001	8,008
	PMP, Ltd.	14,732	9,472
	Primary Health Care, Ltd.	10,923	33,440
#	Programmed Maintenance Service, Ltd.	3,816	7,839
	Qantas Airways, Ltd.	24,994	40,597
	QBE Insurance Group, Ltd.	2,883	49,187
*	Queensland Gas Co., Ltd.	12,153	47,327
	Reece Australia, Ltd.	339	3,938
	Ridley Corp., Ltd.	8,811	4,553
	Rio Tinto, Ltd.	778	40,248
*	Riversdale Mining, Ltd.	1,938	3,957
*	Roc Oil Co., Ltd.	7,000	2,873
	SAI Global, Ltd.	5,846	9,555
	Santos, Ltd.	3,428	31,037
	Sedgman, Ltd.	7,425	6,308
#	Seek, Ltd.	3,722	8,232
	Select Harvests, Ltd.	1,805	4,584
#	Seven Network, Ltd.	4,735	19,871
#	Sigma Pharmaceuticals, Ltd.	26,213	22,060
*	Silex System, Ltd.	2,505	6,526
	Sims Group, Ltd.	4,275	40,996
	Sonic Healthcare, Ltd.	1,216	11,113
	Spark Infrastructure Group	11,315	11,057
#	Spotless Group, Ltd.	5,953	9,991
*	St. Barbara, Ltd.	18,775	2,852
	St. George Bank, Ltd.	1,151	21,534
#	STW Communications Group, Ltd.	16,140	6,065

3

	Suncorp-Metway, Ltd.	13,361	71,925
*	Sundance Resources, Ltd.	70,585	4,495
	Sunland Group, Ltd.	7,328	4,845
	Super Cheap Auto Group, Ltd.	6,077	8,872
	TABCORP Holdings, Ltd.	11,137	51,059
	Tassal Group, Ltd.	8,490	9,897
#	Tatts Group, Ltd.	4,551	7,621
	Telstra Corp., Ltd.	3,722	10,245
	Ten Network Holdings, Ltd.	11,633	10,580
	Thakral Holdings Group	44,790	15,827
#	Toll Holdings, Ltd.	7,561	30,184
	Tower Australia Group, Ltd.	5,834	8,164
*	Transfield Services Infrastructure Fund	8,935	6,356
	Transfield Services, Ltd.	5,274	14,370
	Transpacific Industries Group, Ltd.	1,717	4,088
	United Group, Ltd.	1,304	8,275
	Virgin Blue Holdings, Ltd.	101,028	23,327
	Washington H. Soul Pattinson & Co., Ltd.	6,361	36,800
	Watpac, Ltd.	6,329	6,575
#	West Australian Newspapers Holdings, Ltd.	2,039	8,411
	Westpac Banking Corp. Sponsored ADR	400	27,152
	WHK Group, Ltd.	16,000	9,816
	WorleyParsons, Ltd.	566	5,686

TOTAL — AUSTRALIA			3,290,385

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	94	5,798
	Andritz AG	176	5,012
*	A-TEC Industries AG	264	3,449
*	Austrian Airlines AG	806	2,889
*	BWIN Interactive Entertainment AG	534	9,649
#	Erste Group Bank AG	1,620	43,189
	EVN AG	645	9,528
	Flughafen Wien AG	264	10,817
# *	Intercell AG	1,270	35,589
	Lenzing AG	37	10,136
	Mayr-Melnhof Karton AG	212	13,175
	Oesterreichische Post AG	400	11,631
	OMV AG	1,273	40,749
#	Raiffeisen International Bank-Holding AG	142	4,468
*	RHI AG	329	5,149
	Schoeller-Bleckmann Oilfield Equipment AG	137	4,863
	Telekom Austria AG	1,356	16,661
	Uniqa Versicherungen AG	178	3,591
	Voestalpine AG	2,818	68,772
	Wiener Staedtische Versicherung AG	1,115	30,096
	Wienerberger AG	4,114	68,297
	Zumtobel AG	1,446	17,903
TOTAL COMMON STOCKS			421,411

4

RIGHTS/WARRANTS — (0.0%)
* Uniqa Versicherungen AG Rights 11/14/08	178	—

TOTAL — AUSTRIA		421,411

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Ackermans & van Haaren NV	1,184	67,943
* Agfa Gevaert NV	6,594	27,598
Banque Nationale de Belgique	11	33,073
Barco NV	254	4,820
Bekaert SA	450	44,281
Colruyt SA	45	10,114
Compagnie d’Entreprises CFE	104	5,048
Compagnie Immobiliere de Belgique SA	301	11,568
Compagnie Maritime Belge SA	1,167	22,637
Delhaize Group Sponsored ADR	900	50,760
Dexia SA	1,031	5,484
Euronav SA	891	13,026
EVS Broadcast Equipment SA	172	11,107
Exmar NV	75	912
Fortis	2,546	2,950
Image Recognition Integrated Systems (I.R.I.S.)	88	4,933
# InBev NV	222	8,954
KBC Groep NV	325	13,973
Kinepolis	454	12,501
Melexis NV	999	8,838
Mobistar SA	204	13,538
Omega Pharma SA	1,028	37,865
Sipef NV	38	12,268
Solvay SA	643	59,808
* Telenet Group Holding NV	1,391	21,604
Tessenderlo Chemie NV	684	27,058
UCB SA	4,018	102,273
Umicore	4,439	79,384
TOTAL COMMON STOCKS		714,318

RIGHTS/WARRANTS — (0.0%)
* Fortis Coupons	2,546	—

TOTAL — BELGIUM		714,318

CANADA — (7.3%)
COMMON STOCKS — (7.3%)
* Aastra Technologies, Ltd.	1,200	10,305
Addax Petroleum Corp.	3,700	55,256
Aecon Group, Inc.	1,400	8,723
AGF Management, Ltd. Class B	3,726	41,022
Agnico Eagle Mines, Ltd.	1,300	35,873
Agrium, Inc.	500	19,153
Akita Drilling, Ltd.	900	5,750

5

*	Alamos Gold, Inc.	3,200	13,195
#	Alimentation Couche-Taro, Inc. Class B	1,300	17,527
*	Anderson Energy, Ltd.	3,700	6,140
*	Antrim Energy, Inc.	7,600	3,972
*	Anvil Mining, Ltd.	2,000	2,871
	Astral Media, Inc. Class A	1,600	36,997
*	Atrium Innovations, Inc.	1,100	9,574
*	ATS Automation Tooling System, Inc.	1,900	5,754
*	Ballard Power Systems, Inc.	3,400	9,365
#	Bank of Montreal	5,900	210,585
	Bank of Nova Scotia	1,500	50,017
*	Bankers Petroleum, Ltd.	13,100	12,825
	Barrick Gold Corp.	1,800	41,158
	Biovail Corp.	3,000	25,786
*	Birchcliff Energy, Ltd.	1,800	8,871
	Bombardier, Inc. Class B	2,100	8,102
*	Boralex, Inc. Class A	1,900	11,429
*	Bow Valley Energy, Ltd.	2,400	1,991
*	Breaker Energy, Ltd.	2,000	10,819
	CAE, Inc.	1,505	8,828
	Calfrac Well Services, Ltd.	400	5,051
*	Calvalley Petroleum, Inc.	3,900	4,821
	Cameco Corp.	2,100	34,376
	Canaccord Capital, Inc.	2,300	11,526
	Canada Bread Co., Ltd.	800	29,198
*	Canadian Hydro Developers, Inc.	3,300	9,008
	Canadian Imperial Bank of Commerce	1,300	58,955
	Canadian National Railway Co.	1,200	52,090
	Canadian National Resources, Ltd.	300	15,138
	Canadian Pacific Railway, Ltd.	2,200	99,569
	Canadian Tire Corp. Class A	1,800	68,398
	Canadian Utilities, Ltd. Class A	400	14,071
#	Canadian Western Bank	2,100	32,128
	Canam Group, Inc. Class A	1,300	7,658
*	Canfor Corp.	1,800	10,260
*	Cangene Corp.	1,600	5,177
*	Capstone Mining Corp.	7,000	6,272
*	Cardiome Pharma Corp.	1,800	8,169
	Cascades, Inc.	2,300	9,331
# *	Catalyst Paper Corp.	8,100	2,621
	CCL Industries, Inc. Class B	1,400	34,846
*	Celestica, Inc.	5,800	28,054
*	Celtic Exploration, Ltd.	1,200	11,001
*	CGI Group, Inc.	5,000	39,907
# *	Coalcorp Mining, Inc.	6,500	3,883
	Cogeco Cable, Inc.	400	10,374
*	COM DEV International, Ltd.	5,100	15,444
*	Compton Petroleum Corp.	3,200	6,637
*	Connacher Oil & Gas, Ltd.	3,900	5,986
	Corby Distilleries, Ltd.	500	8,089
*	Corridor Resources, Inc.	2,700	5,578
	Corus Entertainment, Inc. Class B	4,000	46,793

6

*	Crew Energy, Inc.	1,400	7,875
# *	Crystallex International Corp.	12,900	5,030
# *	Denison Mines Corp.	5,200	6,601
	Dorel Industries, Inc. Class B	900	19,788
*	Dundee Precious Metals, Inc.	2,800	5,575
*	Eastern Platinum, Ltd.	24,300	7,258
*	Eldorado Gold Corp.	4,400	18,180
	Empire Co., Ltd. Class A	1,100	41,981
	Enbridge, Inc.	800	27,784
	EnCana Corp.	1,403	71,273
	Ensign Energy Services, Inc.	3,400	43,752
# *	Equinox Minerals, Ltd.	5,200	4,616
	Equitable Group, Inc.	600	6,228
*	Euro Goldfields, Ltd.	4,100	5,137
*	Fairborne Energy, Ltd.	1,600	9,518
#	Fairfax Financial Holdings, Inc.	200	54,924
	Finning International, Inc.	2,300	27,956
#	First Quantum Minerals, Ltd.	2,700	56,899
*	Flint Energy Services, Ltd.	1,100	6,343
# *	FNX Mining Co., Inc.	2,400	9,856
	Fortis, Inc.	1,300	28,366
	Forzani Group, Ltd. Class A	1,200	8,712
*	Fronteer Development Group, Inc.	3,400	6,770
*	Galleon Energy, Inc. Class A	4,500	24,007
# *	Garda World Security Corp. Class A	1,600	2,151
	Gennum Corp.	500	2,945
	George Weston, Ltd.	400	20,413
	Gerdau Ameristeel Corp.	2,000	10,703
# *	Gildan Activewear, Inc.	700	16,320
*	Glacier Media, Inc.	400	989
	Goldcorp, Inc.	6,400	119,685
# *	Golden Star Resources, Ltd.	11,700	10,969
*	Great Basin Gold, Ltd.	5,700	5,722
*	Great Canadian Gaming Corp.	1,800	7,467
	Groupe Aeroplan, Inc.	6,800	59,069
*	Hanfeng Evergreen, Inc.	2,500	10,329
#	Harry Winston Diamond Corp.	1,700	16,573
*	Heroux-Devtek, Inc.	1,400	5,006
*	High River Gold Mines, Ltd.	18,500	1,688
*	Highpine Oil & Gas, Ltd.	1,200	6,471
	Home Capital Group, Inc.	500	11,578
*	HudBay Minerals, Inc.	5,900	26,629
	Husky Energy, Inc.	400	12,014
	IAMGOLD Corp.	15,400	51,108
	IGM Financial, Inc.	400	12,093
*	Imperial Metals Corp.	1,600	3,040
	Industrial Alliance Insurance & Financial Services, Inc.	2,600	53,929
	ING Canada, Inc.	300	8,166
	Inmet Mining Corp.	1,800	40,397
*	International Forest Products, Ltd. Series A	600	1,543
	International Royalty Corp.	5,200	7,766
# *	Iteration Energy, Ltd.	5,700	11,161

7

*	Ivanhoe Mines, Ltd.	1,800	4,704
	Jean Coutu Group PJC, Inc. Class A	3,000	18,145
	Kingsway Financial Services, Inc.	1,200	6,800
	Kinross Gold Corp.	8,300	86,423
*	Lake Shore Gold Corp.	13,900	8,649
	Laurentian Bank of Canada	500	16,958
	Leon’s Furniture, Ltd.	1,000	7,890
	Linamar Corp.	1,600	10,527
	Loblaw Companies, Ltd.	1,100	26,786
# *	Lundin Mining Corp.	13,000	19,414
*	MacDonald Dettweiler & Associates, Ltd.	600	10,767
	Magna International, Inc. Class A	2,600	87,235
	Major Drilling Group International, Inc.	500	6,849
	Manitoba Telecom Services, Inc.	400	14,134
	Manulife Financial Corp.	2,700	54,031
	Maple Leaf Foods, Inc.	1,500	10,292
*	Martinrea International, Inc.	2,500	7,197
*	MAXIM Power Corp.	2,200	5,750
*	MDS, Inc.	3,700	38,648
	Methanex Corp.	4,400	49,976
	Metro, Inc. Class A	2,000	50,361
*	Migao Corp.	3,000	9,184
	National Bank of Canada	1,900	71,268
# *	Neo Material Technologies, Inc.	6,800	8,237
	Nexen, Inc.	6,901	109,587
	Niko Resources, Ltd.	200	8,761
#	Norbord, Inc.	4,500	7,056
*	Nortel Networks Corp.	10,900	13,565
	Northbridge Financial Corp.	600	14,894
*	Northgate Minerals Corp.	8,700	5,558
#	Nova Chemicals Corp.	3,500	45,445
*	Nuvista Energy, Ltd.	1,900	16,914
*	Oilexco, Inc.	5,900	24,818
	Onex Corp.	2,600	44,976
# *	Open Text Corp.	1,000	25,355
*	OPTI Canada, Inc.	2,900	7,723
*	Pan Amer Silver Corp.	2,600	29,639
*	Paramount Resources, Ltd. Class A	1,100	8,168
*	Parkbridge Lifestyles Communities, Inc.	2,100	5,819
	Pason Systems, Inc.	1,000	10,263
*	Patheon, Inc.	4,800	7,885
*	Petrobank Energy & Resources, Ltd.	400	7,633
	Petro-Canada	6,000	150,037
	Power Corp. of Canada, Ltd.	4,800	104,339
	Power Financial Corp.	500	12,516
*	ProEx Energy, Ltd.	900	9,252
# *	QLT, Inc.	3,500	9,060
*	Quadra Mining, Ltd.	2,100	8,712
	Quebecor, Inc. Class B	1,600	26,111
	Quest Capital Corp.	1,500	1,705
	Reitmans Canada, Ltd.	1,000	11,947
	Richelieu Hardware, Ltd.	500	6,637

8

	Rogers Communications, Inc. Class B	1,000	29,030
*	RONA, Inc.	3,700	36,070
	Royal Bank of Canada	800	31,089
	Russel Metals, Inc.	3,200	57,479
	Samuel Manu-Tech, Inc.	1,700	12,666
	Saputo, Inc.	600	12,545
*	Saskatchewan Wheat Pool, Inc.	5,100	32,370
	Savanna Energy Services Corp.	1,800	14,934
*	SEMAFO, Inc.	6,600	4,819
	Shaw Communictions, Inc. Class B	700	12,260
	ShawCor, Ltd.	600	9,085
	Sherritt International Corp.	8,900	27,321
	Shoppers Drug Mart Corp.	300	11,549
*	Shore Gold, Inc.	14,500	7,579
*	Sierra Wireless, Inc.	1,300	11,325
*	Silver Standard Resources, Inc.	900	7,661
*	Silver Wheaton Corp.	6,500	22,650
*	Sino-Forest Corp.	5,200	48,665
	SNC-Lavalin Group, Inc.	900	23,648
*	Stantec, Inc.	600	9,632
	Stella-Jones, Inc.	200	3,198
	Sun Life Financial, Inc.	10,600	249,324
	Suncor Energy, Inc.	1,700	40,832
# *	SunOpta, Inc.	2,100	8,607
*	SXC Health Solutions Corp.	1,000	13,101
	Talisman Energy, Inc.	11,900	117,588
*	Taseko Mines, Ltd.	6,700	6,281
	Teck Cominco Class B	4,900	48,785
*	The Descartes Systems Group, Ltd.	4,100	11,225
#	The Thomson Corp.	2,700	63,574
*	Thompson Creek Metals Company, Inc.	2,600	15,424
	Tim Hortons, Inc.	500	12,507
	TMX Group, Inc.	400	9,372
	Toromont Industries, Ltd.	500	9,462
	Toronto Dominion Bank	2,500	118,062
#	Torstar Corp. Class B	2,600	24,915
	TransCanada Corp.	2,000	60,433
	Transcontinental, Inc. Class A	3,700	37,451
	Trican Well Service, Ltd.	800	7,500
	Trinidad Drilling, Ltd.	2,900	16,361
*	TriStar Oil and Gas, Ltd.	2,500	21,260
*	UEX Corp.	6,000	3,982
	Uni-Select, Inc.	900	16,427
*	Uranium One, Inc.	13,100	11,086
# *	UTS Energy Corp.	10,400	7,938
*	Vector Aerospace Corp.	3,200	13,275
*	Vero Energy, Inc.	2,000	11,333
	West Fraser Timber Co., Ltd.	1,200	31,869
	Yamana Gold, Inc.	19,500	93,027

TOTAL — CANADA			5,283,826

9

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	6	34,530
	Alk-Abello A.S.	150	11,901
	Amagerbanken A.S.	356	4,109
	Auriga Industries A.S. Series B	376	6,724
	Bang & Olufsen Holding A.S. Series B	125	2,765
*	Bavarian Nordic A.S.	250	6,692
	Carlsberg A.S. Series B	850	33,463
	D/S Norden A.S.	200	6,062
	Dampskibsselskabet Torm A.S. ADR	453	7,447
	Danisco A.S.	1,200	51,989
	Danske Bank A.S.	2,400	35,528
	DSV A.S.	573	6,884
	East Asiatic Co., Ltd. A.S.	546	18,618
	FLSmidth & Co. A.S.	395	14,733
*	Genmab A.S.	300	13,549
*	GN Great Nordic A.S.	16,500	35,864
# *	Greentech Energy Systems A.S.	1,200	4,419
*	Jeudan A.S.	160	12,703
*	Jyske Bank A.S.	940	27,765
*	NeuroSearch A.S.	290	7,234
	NKT Holding A.S.	527	19,266
	Novozymes A.S. Series B	150	10,589
*	Parken Sport & Entertainment A.S.	20	2,897
	Ringkjoebing Landbobank Aktieselskab	110	8,230
	Schouw & Co. A.S.	398	7,832
	SimCorp A.S.	110	9,055
	Sjaelso Gruppen A.S.	900	5,900
*	Solar Holdings A.S. Series B	174	8,282
	Spar Nord Bank A.S.	2,035	22,387
	Sydbank A.S.	2,300	35,747
	Thrane & Thrane A.S.	275	10,470
	Tivoli A.S.	1	561
*	TK Development A.S.	1,470	6,356
*	Topdanmark A.S.	100	10,804
	Trygvesta A.S.	250	15,032

TOTAL — DENMARK			516,387

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Ahlstrom Oyj	139	1,419
	Alandsbanken AB Series B	23	596
	Alma Media Oyj	1,073	10,063
#	Amer Sports Oyj Series A	3,493	23,675
	Aspo Oyj	461	2,583
*	Atria P.L.C.	779	11,746
	Cargotec Oyj Series B	454	6,285
	Elisa Oyj	3,561	53,566
	Finnair Oyj	1,892	9,542
	Finnlines Oyj	767	10,776

10

	Fiskars Oyj Abp Series A	1,022	10,555
	Fortum Oyj	1,844	45,318
	F-Secure Oyj	4,603	14,358
	Glaston Oyj Abp	3,905	8,961
	Huhtamaki Oyj	1,488	9,968
	KCI Konecranes Oyj	1,929	32,780
	Kemira Oyj	588	5,269
	Kesko Oyj	4,126	96,582
	Kone Oyj Series B	471	10,539
	Lassila & Tikanoja Oyj	1,166	18,724
	Metso Corp. Oyj	839	11,149
	M-Real Oyj Series B	7,813	12,008
	Neste Oil Oyj	4,895	77,423
	Nokian Renkaat Oyj	372	4,864
	Olvi Oyj Series A	229	4,726
	Oriola-KD Oyj Class B	1,350	2,618
	Orion Oyj Series A	989	14,509
	Orion Oyj Series B	2,547	37,428
	Outokumpu Oyj Series A	1,482	15,358
*	Outotec Oyj	304	4,063
	Pohjola Bank P.L.C.	6,470	87,051
	Poyry Oyj	643	8,536
	Raisio P.L.C.	6,257	12,082
	Ramirent Oyj	1,631	6,576
	Rautaruukki Oyj Series K	436	7,116
*	Ruukki Group Oyj	5,397	9,823
	Sampo Oyj	6,010	120,439
	Sanoma Oyj	2,934	44,902
	Stockmann Oyj Abp Series A	1,116	18,378
	Stockmann Oyj Abp Series B	1,209	16,294
	Stora Enso Oyj Series R	22,412	208,419
	TietoEnator Oyj	3,668	40,680
	UPM-Kymmene Oyj	20,032	283,259
	Uponor Oyj Series A	2,456	23,313
	Vaisala Oyj Series A	138	3,674
	Wartsila Corp. Oyj Series B	558	14,138
	YIT Oyj	775	4,827

TOTAL — FINLAND			1,476,958

FRANCE — (5.9%)
COMMON STOCKS — (5.9%)
	Accor SA	352	13,695
	Aeroports de Paris	371	22,082
	Air France-KLM	5,365	77,297
	Air Liquide SA	544	46,945
	Alstom SA	680	33,703
*	Alten	203	5,116
# *	Altran Technologies SA	3,887	19,534
	April Group SA	303	10,989
	Arkema	2,648	60,608
	Assystem	967	9,883

11

	Atos Origin SA	2,896	67,249
	AXA SA Sponsored ADR	5,488	102,681
	Beneteau SA	2,995	27,848
	bioMerieux	175	14,209
#	BNP Paribas SA	3,174	229,167
	Bonduelle SCA	208	17,449
#	Bongrain SA	543	30,197
	Bourbon SA	1,569	44,240
	Bouygues SA	496	21,120
	Canal Plus SA	1,031	6,491
	Capgemini SA	5,104	164,450
	Carbone Lorraine SA	233	6,929
	Carrefour SA	948	40,048
	Casino Guichard Perrachon SA	529	36,979
	Cegedim SA	178	9,098
	Christian Dior SA	136	8,239
	Cie Generale D’Optique Essilor Intenational SA	292	13,099
#	Ciments Francais SA	177	12,851
*	Club Mediterranee SA	509	10,181
	CNP Assurances	529	42,626
#	Compagnie de Saint-Gobain	3,471	133,935
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,400	22,750
	Compagnie Generale des Establissements Michelin Series B	2,438	125,487
	Credit Agricole SA	5,052	73,087
	Derichebourg	2,676	8,434
	EDF Energies Nouvelles SA	842	26,251
	Electricite de Strasbourg	88	10,026
	Eramet SA	99	20,066
#	Establissements Maurel et Prom	4,741	56,231
	Etam Developpement SA	588	6,173
	Euler Hermes SA	442	21,774
*	Euro Disney SCA	949	5,891
#	European Aeronautic Defence & Space Co.	3,943	65,583
	Eutelsat Communications	590	12,663
*	Faurecia SA	443	6,118
#	Fimalac SA	655	28,491
	France Telecom SA Sponsored ADR	3,032	76,770
*	Gemalto NV	1,650	46,229
	GFI Informatique SA	1,440	5,154
	Groupe Danone	264	14,700
*	Groupe Eurotunnel SA	2,272	15,583
	Groupe Steria SCA	2,039	26,700
	Guerbet SA	89	12,368
	Guyenne et Gascogne SA	78	5,882
#	Haulotte Group SA	2,284	17,957
	Havas SA	10,630	21,210
#	Hermes International SA	280	36,139
	Iliad SA	182	14,394
	Imerys SA	238	10,836
*	Infogrames Entertainment SA	2,245	20,162
	Ingenico SA	530	8,278

12

	Ipsos SA	831	20,891
#	JC Decaux SA	2,188	38,022
	Kaufman et Broad SA	229	4,681
	Korian	485	8,809
	Lafarge SA	2,289	151,320
	Lagardere S.C.A.	927	36,858
	Laurent-Perrier	39	3,162
	Legrand SA	583	9,702
	LVMH (Louis Vuitton Moet Hennessy)	357	23,756
	M6 Metropole Television	692	10,898
	Manitou BF SA	543	7,608
	Manutan International SA	234	10,614
	Natixis	37,315	82,636
#	Neopost SA	437	36,587
#	Nexans SA	1,158	66,052
#	NRJ Group	1,512	11,086
*	Orpea	311	10,118
	PagesJaunes SA	1,080	10,239
	Pernod-Ricard SA	494	32,169
	Peugeot SA	538	14,356
	Pierre & Vacances	188	8,610
	Plastic Omnium SA	521	5,652
	PPR SA	1,042	66,407
	Publicis Groupe	882	19,934
	Rallye SA	96	1,944
#	Remy Cointreau SA	603	25,090
#	Renault SA	2,539	77,815
#	Rexel SA	2,364	23,051
#	Rhodia SA	2,560	21,903
	Robertet SA	26	2,784
	Rubis SA	122	6,757
	Safran SA	6,541	83,016
	Saft Groupe SA	350	10,225
	Schneider Electric SA	577	34,584
	SCOR SE	5,870	96,172
	Sechilienne SA	824	31,639
*	Seloger.com	845	15,844
	Societe BIC SA	497	26,252
#	Societe Generale Paris	2,527	137,734
	Societe Television Francaise 1	2,860	36,669
	Sodexho Alliance SA	724	34,763
*	Soitec SA	2,298	8,163
	Somfy SA	43	6,309
	Sopra Group SA	549	24,362
	Sperian Protection	171	10,518
	Stallergenes SA	219	10,827
	STEF-TFE	253	11,571
	Technip SA	688	20,602
	Teleperformance SA	1,836	39,618
	Thales SA	1,111	44,579
*	Theolia SA	471	3,274
	Total SA Sponsored ADR	3,100	171,864

13

*	UbiSoft Entertainment SA	153	8,087
	Valeo SA	4,195	73,073
	Vallourec SA	298	33,334
	Vilmorin et Cie SA	103	10,064
	Vinci SA	1,631	58,695
	Vivendi SA	5,001	130,722
	Wendel	1,162	55,519
#	Zodiac SA	1,665	65,104

TOTAL — FRANCE			4,303,019

GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
	Aareal Bank AG	1,179	9,361
	Adidas-Salomon AG	1,351	46,929
	Aixtron AG	1,578	7,762
	Allianz SE	914	68,778
	Allianz SE Sponsored ADR	9,188	69,645
	Altana AG	4,218	46,601
	AMB Generali Holding AG	97	10,608
*	Augusta Technologie AG	774	10,789
	Baader Bank AG	174	465
	BASF AG	2,344	78,690
	Bauer AG	239	8,404
#	Bayer AG	940	52,577
	Bayerische Motoren Werke AG	6,217	157,654
	Bechtle AG	345	4,557
	Beiersdorf AG	263	14,159
	Bilfinger Berger AG	610	27,596
*	Carl Zeiss Meditec AG	985	10,056
	Celesio AG	866	25,425
*	CENTROTEC Sustainable AG	82	732
	Comdirect Bank AG	1,532	11,121
#	Commerzbank AG	9,804	105,461
	Daimler AG Sponsored ADR	3,556	122,682
*	Demag Cranes AG	282	5,473
	Deutsche Bank AG ADR	2,228	84,619
	Deutsche Boerse AG	658	51,717
	Deutsche Lufthansa AG	8,719	120,759
	Deutsche Post AG	5,329	58,430
	Deutsche Postbank AG	216	4,388
#	Deutsche Telekom AG	3,614	53,662
	Deutsche Telekom AG Sponsored ADR	5,160	76,626
*	Deutsche Wohnen AG	2,171	19,880
#	Deutz AG	2,406	7,400
	Douglas Holding AG	521	19,597
	Duerr AG	505	7,668
	DVB Bank SE	763	25,072
	E.ON AG	7,938	303,794
	ElreingKlinger AG	717	5,846
*	Escada AG	1,298	6,535
	Fielmann AG	103	5,740

14

	Fraport AG	1,508	48,300
*	Freenet AG	892	5,381
	Fresenius Medical Care AG & Co. KGaA ADR	900	40,572
	GEA Group AG	864	12,451
*	Gerresheimer AG	975	32,937
	Gesco AG	228	10,468
	GFK AG	1,582	31,158
	Gildemeister AG	2,680	26,142
	Grenkeleasing AG	926	25,325
	Hannover Rueckversicherung AG	1,399	34,704
	Heidelberger Druckmaschinen AG	1,922	18,136
#	Heidelberger Zement AG	379	27,164
	Henkel KGAA	1,143	27,950
	Hochtief AG	1,845	57,207
#	Hypo Real Estate Holding AG	3,206	20,476
*	IDS Scheer AG	762	4,752
	Indus Holding AG	583	10,299
*	Infineon Technologies AG	2,952	9,235
*	Infineon Technologies AG ADR	61,232	191,656
	INTERSEROH SE	497	25,400
#	IVG Immobilien AG	3,962	26,288
*	Jenoptik AG	1,347	8,165
	K&S AG	296	11,466
	Kloeckner & Co. SE	1,432	20,883
	Kontron AG	1,156	9,058
	Krones AG	797	35,009
#	Kuka AG	1,223	21,249
	KWS Saat AG	94	11,613
	Lanxess AG	3,732	56,483
	Leoni AG	246	3,117
#	Linde AG	742	62,413
	MAN AG	1,043	50,654
*	Manz Automation AG	90	8,746
	Medion AG	849	7,967
	Merck KGAA	130	11,487
	Metro AG	1,104	35,091
	MLP AG	756	9,330
*	Morphosys AG	191	11,714
	MTU Aero Engines Holding AG	1,682	33,146
#	Munchener Rueckversicherungs-Gesellschaft AG	949	123,199
	MVV Energie AG	320	12,587
	Norddeutsche Affinerie AG	1,196	38,295
*	Nordex AG	64	865
	Pfeiffer Vacuum Technology AG	168	10,141
#	Pfleiderer AG	1,244	10,831
*	Plambeck Neue Energien AG	2,667	3,723
*	Premiere AG	859	2,095
	Puma AG Rudolf Dassler Sport	203	33,966
*	Q-Cells AG	105	4,158
# *	QIAGEN NV	2,833	40,377
	Rational AG	199	20,467
# *	REpower Systems AG	51	7,030

15

	Rheinmetall AG	862	26,270
	Rhoen-Klinikum AG	1,755	37,745
*	Roth & Rau AG	350	7,921
	Salzgitter AG	1,672	109,954
	Sartorius AG	59	707
# *	SGL Carbon AG	1,211	23,773
	Siemens AG Sponsored ADR	2,800	168,420
	Sixt AG	557	8,500
	Software AG	203	9,949
*	Solarworld AG	1,255	31,302
# *	Solon AG fuer Solartechnik	158	4,745
	Stada Arzneimittel AG	2,088	63,698
	Suedzucker AG	2,863	31,829
	Symrise AG	2,614	31,767
	Takkt AG	174	1,707
	ThyssenKrupp AG	3,985	74,674
#	TUI AG	4,429	53,324
	United Internet AG	1,189	10,670
*	Versatel AG	311	5,288
#	Vivacon AG	1,119	6,930
	Volkswagen AG	105	63,554
	Vossloh AG	114	8,685
	Wacker Chemie AG	89	9,684
	Wacker Construction Equipment AG	1,212	7,909
	Wincor Nixdorf AG	366	15,898
*	Wirecard AG	2,082	11,870

TOTAL — GERMANY			3,975,357

GREECE — (1.5%)
COMMON STOCKS — (1.5%)
	Agricultural Bank of Greece S.A.	4,082	9,693
	Alapis Holdings Industrial & Commercial S.A.	27,601	39,584
	Alpha Bank A.E.	12,756	186,237
	Bank of Greece	592	38,127
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	2,407	6,260
	EFG Eurobank Ergasias S.A.	10,917	118,664
	Ellaktor S.A.	6,478	33,053
	EYDAP Athens Water Supply & Sewage Co. S.A.	476	4,069
	Fourlis Holdings S.A.	698	7,853
	Frigoglass S.A.	713	4,466
	GEK Group of Cos S.A.	1,415	4,788
*	Geniki Bank	3,203	7,004
	Hellenic Exchanges S.A.	1,352	11,814
	Hellenic Petroleum S.A.	4,257	35,267
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	700	5,082
	Heracles General Cement Co. S.A.	109	677
	J&P-Avax S.A.	1,561	4,473
*	Marfin Financial Group S.A.	17,025	74,946
	Metka S.A.	876	8,417
	Michaniki S.A.	4,019	6,942

16

	Minoan Lines S.A.	601	3,949
	Motor Oil (Hellas) Corinth Refineries S.A.	844	9,154
	Mytilineos Holdings S.A.	3,656	23,072
	National Bank of Greece S.A.	109	2,395
	National Bank of Greece S.A. ADR	27,042	118,174
	OPAP S.A.	860	18,778
	Piraeus Bank S.A.	10,797	136,967
	Proton Bank S.A.	1,750	2,658
	Sarantis S.A.	1,038	6,756
	Sidenor Steel Products Manufacturing Co. S.A.	1,185	5,237
# *	StMicroelectronics NV ADR	8,300	68,558
	Teletypos S.A. Mega Channel	1,037	8,614
	Titan Cement Co. S.A.	2,909	49,681
	TT Hellenic Postbank S.A.	1,020	6,342
	Viohalco S.A.	4,157	19,660

TOTAL — GREECE			1,087,411

HONG KONG — (1.3%)
COMMON STOCKS — (1.3%)
	Allied Properties, Ltd.	70,000	8,917
*	Associated International Hotels	4,000	4,893
	Bank of East Asia, Ltd.	3,600	7,262
	BOC Hong Kong (Holdings), Ltd.	9,000	10,304
	C C Land Holdings, Ltd.	36,000	6,539
	Cafe de Coral Holdings, Ltd.	8,000	12,570
	Cathay Pacific Airways, Ltd.	9,000	10,983
	Cheung Kong Holdings, Ltd.	6,000	57,609
*	China WindPower Group, Ltd.	260,000	5,226
	Chong Hing Bank, Ltd.	7,000	8,795
	Dah Sing Banking Group, Ltd.	6,800	3,791
	Dah Sing Financial Holdings, Ltd.	2,800	6,793
	Emperor International Holdings, Ltd.	54,000	4,526
	Esprit Holdings, Ltd.	1,500	8,523
	First Pacific Co., Ltd.	30,000	12,120
*	Foxconn International Holdings, Ltd.	22,000	8,095
	Fubon Bank Hong Kong, Ltd.	30,000	6,107
*	Galaxy Entertainment Group, Ltd.	36,000	2,658
	Giordano International, Ltd.	8,000	1,435
	Great Eagle Holdings, Ltd.	6,000	6,888
	Hang Lung Group, Ltd.	14,000	45,052
	Hang Lung Properties, Ltd.	5,000	12,217
	Henderson Land Development Co., Ltd.	10,000	36,164
	HKR International, Ltd.	86,400	21,201
	Hong Kong and Shanghai Hotels, Ltd.	10,500	9,918
#	Hong Kong Exchanges & Clearing, Ltd.	1,200	12,169
	Hopewell Holdings, Ltd.	13,000	40,418
	Hutchison Harbour Ring, Ltd.	180,000	11,482
	Hutchison Whampoa, Ltd.	10,000	54,039
	Industrial & Commercial Bank of China (Asia), Ltd.	7,000	7,376
	Johnson Electric Holdings, Ltd.	25,500	5,298
	K Wah International Holdings, Ltd.	56,000	6,831

17

	Kerry Properties, Ltd.	10,000	25,120
	Kingboard Chemical Holdings, Ltd.	13,000	25,951
	Kingboard Laminates Holdings, Ltd.	32,500	7,960
	Kowloon Development Co., Ltd.	10,000	3,391
	Lee & Man Paper Manufacturing, Ltd.	10,800	3,531
	Li & Fung, Ltd.	6,000	12,042
	Liu Chong Hing Investment, Ltd.	16,000	6,138
*	Matsunichi Communications Holdings, Ltd.	22,000	10,306
	Melco International Development, Ltd.	17,000	3,045
	Midland Holdings, Ltd.	36,000	14,984
*	Mongolia Energy Corp., Ltd.	24,000	10,295
	MTR Corp., Ltd.	5,000	11,080
	New World China Land, Ltd.	30,000	5,138
	New World Development Co., Ltd.	37,000	30,800
	Next Media, Ltd.	62,000	10,553
	NWS Holdings, Ltd.	7,000	7,307
	Pacific Basin Shipping, Ltd.	49,000	26,237
*	Pacific Century Premium Developments, Ltd.	45,000	10,423
	PCCW, Ltd.	12,000	4,490
	Public Financial Holdings, Ltd.	28,000	10,168
	Shangri-La Asia, Ltd.	8,000	11,327
	Shun Tak Holdings, Ltd.	20,000	3,986
	Sino Land Co., Ltd.	18,000	15,825
	Smartone Telecommunications Holdings, Ltd.	21,000	16,424
	Sun Hung Kai Properties, Ltd.	4,000	35,044
#	Techtronic Industries Co., Ltd.	46,000	17,423
	Texwinca Holdings, Ltd.	18,000	8,412
	Tian An China Investments	3,000	827
	Vtech Holdings, Ltd.	3,000	11,174
	Wharf Holdings, Ltd.	21,000	41,900
	Wheelock and Co., Ltd.	12,000	17,977
	Wheelock Properties, Ltd.	20,000	6,781
	Wing Hang Bank, Ltd.	1,500	7,037
	Xinyi Glass Holding Co., Ltd.	38,000	10,920
	Yue Yuen Industrial (Holdings), Ltd.	6,000	12,001

TOTAL — HONG KONG			912,216

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
*	Aer Lingus Group P.L.C.	6,664	9,153
	Allied Irish Banks P.L.C.	8,636	46,001
*	Anglo Irish Bank Corp. P.L.C.	6,993	22,446
*	Aryzta AG	343	12,228
*	Bank of Ireland P.L.C.	19,267	56,891
	C&C Group P.L.C.	19,069	27,738
	CRH P.L.C.	1,994	43,822
*	DCC P.L.C.	1,373	21,400
*	Dragon Oil P.L.C.	2,740	7,030
*	Elan Corp. P.L.C. Sponsored ADR	1,100	8,393
	FBD Holdings P.L.C.	599	8,721
	Grafton Group P.L.C.	5,418	16,202

18

	Independent News & Media P.L.C.	7,559	6,168
	Irish Life & Permanent P.L.C.	13,612	39,664
*	Kenmare Resources P.L.C.	39,011	9,031
	Kerry Group P.L.C.	505	11,273
	Kingspan Group P.L.C.	5,811	33,402
	Paddy Power P.L.C.	779	13,282
	Smurfit Kappa Group P.L.C.	10,408	18,576
*	United Drug P.L.C.	2,615	10,161

TOTAL — IRELAND			421,582

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
	Acegas-APS SpA	2,087	14,384
	Alleanza Assicurazioni SpA	5,365	35,766
#	Amplifon SpA	5,973	9,318
*	Ansaldo STS SpA	977	12,516
	Autogrill SpA	1,190	9,510
	Azimut Holding SpA	1,917	11,003
*	Banca Carige SpA	17,117	36,592
*	Banca Italease SpA	3,809	18,524
	Banca Monte Dei Paschi di Siena SpA	44,791	86,960
	Banca Piccolo Credito Valtellinese Scarl SpA	6,526	49,310
	Banca Popolare dell’Etruria e del Lazio Scarl	3,068	20,124
	Banca Popolare di Milano Scarl	17,040	99,727
	Banco di Desio e della Brianza SpA	1,931	11,197
	Banco Popolare Scarl	21,525	268,523
	Benetton Group SpA	1,706	12,028
	Bulgari SpA	1,521	11,376
	Buzzi Unicem SpA	3,273	39,773
	C.I.R. SpA - Compagnie Industriali Riunite	26,899	28,896
	Caltagirone SpA	1,228	4,580
	Cementir SpA	2,319	7,279
	Credito Artigiano SpA	6,264	16,969
	Credito Bergamasco SpA	474	14,040
	Credito Emiliano SpA	5,352	34,259
	Davide Campari - Milano SpA	5,772	40,289
	De Longhi SpA	4,556	10,985
	Eni SpA Sponsored ADR	2,100	100,905
	ERG SpA	678	9,065
*	Fastweb SpA	531	9,447
	Fiat SpA	2,060	16,346
	Finmeccanica SpA	909	11,274
	Fondiaria - Sai SpA	2,500	46,967
*	Gemina SpA	26,485	15,405
	Geox SpA	702	5,183
#	Gruppo Editoriale L’Espresso SpA	5,683	8,476
	Hera SpA	12,607	27,794
# *	Impregilo SpA	12,217	32,510
	Indesit Co. SpA	312	2,542
	Interpump Group SpA	1,232	7,010
	Intesa Sanpaolo SpA	14,544	53,229

19

	Iride SpA	6,625	10,322
#	Italcementi SpA	2,115	24,651
	Italmobiliare SpA	312	12,815
	KME Group SpA	16,179	10,106
	Lottomatica SpA	1,632	38,104
	Luxottica Group SpA Sponsored ADR	300	6,030
	Mediaset SpA	3,148	17,103
	Mediobanca SpA	1,951	22,274
	Mediolanum SpA	3,408	13,363
	Milano Assicurazioni SpA	12,775	41,764
	Mondadori (Arnoldo) Editore SpA	2,725	9,587
	Parmalat SpA	21,660	38,030
	Permasteelisa SpA	711	10,348
*	Piaggio & C SpA	1,354	2,421
	Pirelli & Co. SpA	114,522	40,378
#	Premafin Finanziaria SpA	9,418	16,758
*	Prysmian SpA	2,760	33,482
	Recordati SpA	2,294	10,842
	Safilo Group SpA	10,812	10,639
	Saipem SpA	540	10,150
	Saras SpA	10,423	36,673
*	Snai SpA	2,736	8,174
*	Societa Iniziative Autostradali e Servizi SpA	3,890	25,302
	Societe Cattolica di Assicurazoni Scrl SpA	536	19,619
*	Sorin SpA	7,916	5,485
*	Telecom Italia Media SpA	70,820	8,775
	Telecom Italia SpA Sponsored ADR	17,560	200,184
	Terna SpA	11,417	36,821
	Tod’s SpA	549	22,919
	UniCredito Italiano SpA	46,053	112,739
	Unione di Banche Italiane ScpA	7,655	129,141
	Unipol Gruppo Finanziario SpA	25,185	44,683
	Vianini Lavori SpA	1,509	8,992

TOTAL — ITALY			2,288,755

JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
	Achilles Corp.	12,000	15,968
	Adeka Corp.	6,600	41,713
#	Aderans Holdings Co., Ltd.	1,000	9,760
	AEON Co., Ltd.	5,100	48,904
	Aica Kogyo Co., Ltd.	1,800	15,979
	Aichi Machine Industry Co., Ltd.	6,000	11,878
	Aichi Steel Corp.	4,000	13,922
	Aida Engineering, Ltd.	3,500	12,812
	Aioi Insurance Co., Ltd.	4,000	16,425
#	Aiphone Co., Ltd.	900	14,319
	Aisin Seiki Co., Ltd.	2,100	37,161
	Ajinomoto Co., Inc.	4,000	34,538
	Alfresa Holdings Corp.	300	13,049
	Alpine Electronics, Inc.	1,600	14,075

20

	Alps Electric Co., Ltd.	8,300	45,660
	Amada Co., Ltd.	12,000	55,107
	Amano Corp.	1,800	12,046
	Anritsu Corp.	6,000	14,620
	AOC Holdings, Inc.	1,000	5,628
	AOKI Holdings, Inc.	1,500	15,208
	Aoyama Trading Co., Ltd.	2,800	32,737
*	Aozora Bank, Ltd.	7,000	5,845
	Asahi Breweries, Ltd.	900	14,856
	Asahi Diamond Industrial Co., Ltd.	3,000	14,061
	Asahi Glass Co., Ltd.	10,000	62,838
	Asahi Kasei Corp.	20,000	75,228
	Asahi Organic Chemicals Industry Co., Ltd.	6,000	17,095
	Asatsu-Dk, Inc.	600	13,281
	Atsugi Co., Ltd.	14,000	14,899
	Autobacs Seven Co., Ltd.	1,500	31,852
	Bando Chemical Industries, Ltd.	6,000	14,504
	Bank of the Ryukyus, Ltd.	1,800	15,163
	Bank of Yokohama, Ltd.	12,000	58,206
	Benesse Corp.	400	16,800
#	Best Denki Co., Ltd.	3,500	10,303
#	Bridgestone Corp.	900	15,735
	Brother Industries, Ltd.	2,700	18,419
	CAC Corp.	1,600	12,832
	Calsonic Kansei Corp.	6,000	10,394
	Canon Electronics, Inc.	1,900	28,455
	Canon Finetech, Inc.	1,500	14,693
	Canon Marketing Japan, Inc.	2,000	33,458
	Canon, Inc. Sponsored ADR	800	27,416
#	Casio Computer Co., Ltd.	5,700	36,611
	Cawachi, Ltd.	800	12,697
	Central Finance Co., Ltd.	7,000	10,603
	Central Glass Co., Ltd.	13,000	41,212
	Century Leasing System, Inc.	1,800	11,800
#	Chiyoda Co., Ltd.	1,100	14,609
	Chiyoda Corp.	2,000	11,522
	Chofu Seisakusho Co., Ltd.	800	17,475
	Chudenko Corp.	1,100	16,508
	Chuo Mitsui Trust Holdings, Inc.	11,000	43,399
	Citizen Holdings Co., Ltd.	2,500	13,833
	Coca-Cola Central Japan Co., Ltd.	5	32,719
	Coca-Cola West Japan Co., Ltd.	700	14,039
	Commuture Corp.	3,000	14,537
	Computer Engineering & Consulting, Ltd.	1,700	12,584
	Comsys Holdings Corp.	4,000	28,594
	Corona Corp.	1,500	12,863
	Cosmo Oil Co., Ltd.	17,000	36,164
	Credit Saison Co., Ltd.	3,700	39,266
#	Creed Corp.	18	2,916
#	CSK Holdings Corp.	2,000	16,716
	Dai Nippon Printing Co., Ltd.	4,000	47,261
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	15,802

21

	Daicel Chemical Industries, Ltd.	13,000	46,873
	Dai-Dan Co., Ltd.	3,000	12,756
	Daido Steel Co., Ltd.	14,000	44,373
	Daifuku Co., Ltd.	2,000	10,760
	Daihatsu Motor Co., Ltd.	2,000	14,808
	Daiichi Sankyo Co, Ltd.	600	12,303
	Daikin Industries, Ltd.	500	11,246
	Daikyo, Inc.	10,000	10,504
	Daimei Telecom Engineering Corp.	2,000	14,111
	Dainippon Ink & Chemicals, Inc.	7,000	11,315
	Dainippon Screen Manufacturing Co., Ltd.	8,000	17,057
#	Daio Paper Corp.	2,000	15,100
	Daiseki Co., Ltd.	600	13,665
	Daiso Co., Ltd.	6,000	15,780
	Daiwa House Industry Co., Ltd.	9,000	80,009
	Daiwa Securities Co., Ltd.	2,000	11,307
#	DCM Japan Holdings Co., Ltd.	2,200	16,124
	Denki Kagaku Kogyo Kabushiki Kaisha	22,000	48,740
	Denso Corp.	2,400	46,777
	Dentsu, Inc.	16	26,253
#	Disco Corp.	400	9,587
#	Don Quijote Co., Ltd.	600	10,880
	Dowa Holdings Co., Ltd.	11,000	33,154
#	DyDo Drinco, Inc.	600	14,402
#	Ebara Corp.	18,000	35,881
	Edion Corp.	6,500	44,187
	Eizo Nanao Corp.	800	12,725
# *	Elpida Memory, Inc.	2,500	13,328
	Epson Toyocom Corp.	6,000	10,769
	Exedy Corp.	2,300	32,953
	Fancl Corp.	900	11,284
	Fuji Co., Ltd.	1,000	16,924
	Fuji Electric Holdings Co., Ltd.	12,000	17,508
	Fuji Heavy Industries, Ltd.	6,000	21,106
	Fuji Oil Co., Ltd.	1,000	11,480
#	Fuji Soft, Inc.	900	15,107
	FUJIFILM Holdings Corp.	2,800	64,457
	Fujikura, Ltd.	13,000	37,257
	Fujitec Co., Ltd.	3,000	10,576
	Fujitsu Frontech, Ltd.	1,700	12,185
	Fujitsu, Ltd.	2,000	7,864
	Fukuoka Financial Group, Inc.	24,000	79,378
#	Fukuyama Transporting Co., Ltd.	5,000	21,242
	Funai Electric Co., Ltd.	800	10,574
	Furukawa Co., Ltd.	11,000	10,777
#	Furukawa Electric Co., Ltd.	11,000	33,228
	Futaba Corp.	1,700	25,695
	Futaba Industrial Co., Ltd.	900	5,605
	Fuyo General Lease Co., Ltd.	600	8,626
#	Gakken Co., Ltd.	7,000	12,153
	Glory, Ltd.	800	11,465
	Godo Steel, Ltd.	5,000	13,128

22

	Goldcrest Co., Ltd.	260	3,819
	Gunze, Ltd.	13,000	42,911
	H2O Retailing Corp.	5,000	30,856
	Hakuhodo Dy Holdings, Inc.	620	28,232
	Hankyu Hanshin Holdings, Inc.	4,000	18,870
	Hanwa Co., Ltd.	13,000	34,318
	Haseko Corp.	15,500	14,026
	Heiwa Corp.	1,700	11,666
	Heiwa Real Estate Co., Ltd.	4,000	11,106
	Heiwado Co., Ltd.	1,000	14,884
	Hibiya Engineering, Ltd.	2,000	15,798
	Higashi-Nippon Bank, Ltd.	5,000	15,678
	Hino Motors, Ltd.	7,000	16,177
	Hirose Electric Co., Ltd.	200	17,319
#	HIS Co., Ltd.	1,300	18,818
	Hitachi Cable, Ltd.	9,000	18,956
	Hitachi Chemical Co., Ltd.	3,200	32,697
	Hitachi High-Technologies Corp.	800	12,975
	Hitachi Information Systems, Ltd.	800	14,846
	Hitachi Koki Co., Ltd.	1,400	10,743
	Hitachi Kokusai Electric, Inc.	3,000	14,254
	Hitachi Maxell, Ltd.	1,400	9,972
	Hitachi Medical Corp.	2,000	16,170
*	Hitachi Plant Technologies, Ltd.	5,000	13,143
	Hitachi Software Engineering Co., Ltd.	800	11,284
	Hitachi Transport System, Ltd.	1,200	16,047
# *	Hitachi Zosen Corp.	35,000	29,794
	Hitachi, Ltd. Sponsored ADR	1,500	70,560
	Hokuetsu Paper Mills, Ltd.	3,500	13,124
	Hokuhoku Financial Group, Inc.	16,000	31,661
	Honda Motor Co., Ltd. Sponsored ADR	5,400	133,758
	Horiba, Ltd.	700	10,365
	Hosiden Corp.	1,000	10,502
	Hosokawa Micron Corp.	4,000	15,076
	House Foods Corp.	700	11,378
	Hoya Corp.	700	12,782
	Ibiden Co., Ltd.	2,100	39,284
	IBJ Leasing Co., Ltd.	900	10,881
	Ichiyoshi Securities Co., Ltd.	2,100	16,816
	Icom, Inc.	800	15,381
	Idemitsu Kosan Co., Ltd.	600	34,982
	IHI Corp.	26,000	31,544
	Iino Kaiun Kaisha, Ltd.	2,100	10,735
	Inaba Denki Sangyo Co., Ltd.	600	14,859
	Inaba Seisakusho Co., Ltd.	1,600	16,428
	Inabata and Co., Ltd.	3,100	11,676
*	Iseki & Co., Ltd.	7,000	11,554
*	Isetan Mitsukoshi Holdings, Ltd.	6,400	60,284
*	Ishihara Sangyo Kaisha, Ltd.	10,000	8,032
	Isuzu Motors, Ltd.	28,000	49,194
	Itochu Corp.	13,000	68,702
	Itochu Enex Co., Ltd.	1,700	8,573

23

#	Itochu Techno-Solutions Corp.	600	14,059
	Itoham Foods, Inc.	3,000	9,211
	Itoki Corp.	4,300	13,631
#	IWATANI Corp.	6,000	13,902
	Izumiya Co., Ltd.	3,000	17,826
	Japan Airport Terminal Co., Ltd.	3,700	45,532
	Japan Cash Machine Co., Ltd.	400	3,449
	Japan Digital Laboratory Co., Ltd.	900	8,579
	Japan Petroleum Exploration Co., Ltd.	300	11,427
#	Japan Pulp & Paper Co., Ltd.	5,000	16,721
	JFE Holdings, Inc.	400	10,206
	JFE Shoji Holdings, Inc.	9,000	28,408
#	J-Oil Mills, Inc.	3,000	12,133
#	Joshin Denki Co., Ltd.	2,000	18,539
	JS Group Corp.	4,100	53,091
	JSR Corp., Tokyo	3,200	36,096
	JTEKT Corp.	4,800	36,830
	Juroku Bank, Ltd.	11,000	40,572
#	Kadokawa Holdings, Inc.	700	12,861
	Kajima Corp.	6,000	17,355
	Kakaku.com, Inc.	5	14,708
	Kaken Pharmaceutical Co., Ltd.	2,000	16,610
	Kamigumi Co., Ltd.	8,000	63,645
#	Kandenko Co., Ltd.	3,000	15,764
	Kaneka Corp.	9,000	41,999
# *	Kanematsu Corp.	14,000	11,199
	Kanematsu Electronics, Ltd.	2,100	16,121
	Kansai Paint Co., Ltd.	2,000	11,162
	Kanto Auto Works, Ltd.	1,200	14,581
	Kanto Natural Gas Development Co., Ltd.	3,000	19,273
	Katakura Industries Co., Ltd.	2,500	24,921
	Kato Sangyo Co., Ltd.	1,300	16,424
	Kawasaki Heavy Industries, Ltd.	24,000	43,482
	Kawasaki Kisen Kaisha, Ltd.	7,000	27,733
	Kayaba Industry Co., Ltd.	2,000	3,859
	Keihin Corp.	1,000	8,938
	Keio Corp.	2,000	10,356
	Keisei Electric Railway Co., Ltd.	3,000	14,730
#	Keiyo Co., Ltd.	3,000	15,643
#	Kenedix, Inc.	9	1,353
	Kikkoman Corp.	1,000	10,083
	Kinden Corp.	4,000	33,399
	Kirin Holdings Co., Ltd.	2,000	22,120
	Kissei Pharmaceutical Co., Ltd.	1,000	22,805
	Kitz Corp.	4,000	11,868
	Kiyo Holdings, Inc.	21,000	33,912
	Koa Corp.	2,800	14,501
	Koatsu Gas Kogyo Co., Ltd.	3,000	15,708
	Kobe Steel, Ltd.	23,000	37,307
	Kohnan Shoji Co., Ltd.	1,100	12,029
	Koito Manufacturing Co., Ltd.	2,000	15,531
	Kokuyo Co., Ltd.	3,700	26,086

24

	Komeri Co., Ltd.	1,100	24,876
	Komori Corp.	2,200	25,153
	Konica Minolta Holdings, Inc.	1,500	9,851
	Kubota Corp. Sponsored ADR	1,800	44,586
	Kurabo Industries, Ltd.	9,000	12,786
	Kuraray Co., Ltd.	5,000	38,264
	Kureha Corp.	9,000	39,930
	Kurita Water Industries, Ltd.	200	4,563
	K’s Holdings Corp.	800	13,210
	Kyocera Corp. Sponsored ADR	752	45,300
	Kyodo Printing Co., Ltd.	6,000	13,670
	Kyokuyo Co., Ltd.	9,000	16,537
	Kyorin Co., Ltd.	3,000	32,024
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,140
	Kyowa Exeo Corp.	2,000	19,609
	Kyowa Hakko Kirin Co., Ltd.	2,000	16,668
	Kyudenko Corp.	3,000	21,303
	Leopalace21 Corp.	1,500	11,165
	Life Corp.	1,000	18,289
	Lintec Corp.	1,000	11,700
#	Mabuchi Motor Co., Ltd.	400	15,822
	Maeda Corp.	6,000	16,361
	Maeda Road Construction Co., Ltd.	3,000	21,351
	Makino Milling Machine Co., Ltd.	4,000	11,596
	Makita Corp. Sponsored ADR	1,988	35,784
	Marudai Food Co., Ltd.	6,000	14,521
	Maruha Nichiro Holdings, Inc.	9,000	13,726
	Marui Group Co., Ltd.	5,400	33,009
	Maruichi Steel Tube, Ltd.	1,200	27,298
	Maruzen Showa Unyu Co., Ltd.	6,000	21,674
	Max Co., Ltd.	2,000	18,054
	Mazda Motor Corp.	7,000	15,525
	Meiji Dairies Corp.	3,000	13,683
#	Meiji Seika Kaisha, Ltd.	4,000	16,357
	Meitec Corp.	600	11,855
	Mikuni Coca-Cola Bottling Co., Ltd.	1,700	16,277
	Mimasu Semiconductor Industry Co., Ltd.	700	6,400
	Minebea Co., Ltd.	6,000	16,193
	Miraca Holdings, Inc.	800	12,901
	Mitsuba Corp.	3,000	15,045
	Mitsubishi Cable Industries, Ltd.	15,000	14,574
#	Mitsubishi Chemical Holdings Corp.	13,500	54,576
	Mitsubishi Corp.	1,500	25,143
	Mitsubishi Electric Corp.	2,000	12,399
	Mitsubishi Gas Chemical Co., Inc.	10,000	36,797
	Mitsubishi Heavy Industries, Ltd.	3,000	9,619
	Mitsubishi Kakoki Kaisha, Ltd.	7,000	14,684
	Mitsubishi Logistics Corp.	3,000	27,294
	Mitsubishi Materials Corp.	15,000	33,871
	Mitsubishi Paper Mills, Ltd.	7,000	10,081
	Mitsubishi Pencil Co., Ltd.	1,400	17,237
	Mitsubishi Rayon Co., Ltd.	18,000	38,642

25

#	Mitsubishi Steel Manufacturing Co., Ltd.	4,000	11,358
	Mitsubishi UFJ Financial Group, Inc.	5,300	33,306
	Mitsubishi UFJ Financial Group, Inc. ADR	13,200	82,764
	Mitsui & Co., Ltd. Sponsored ADR	300	57,687
	Mitsui Chemicals, Inc.	7,000	24,440
	Mitsui Engineering and Shipbuilding Co., Ltd.	8,000	11,195
	Mitsui High-Tec, Inc.	2,300	12,760
	Mitsui Knowledge Industry Co., Ltd.	78	13,362
	Mitsui Mining and Smelting Co., Ltd.	27,000	49,380
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,100	30,567
#	Mitsui-Soko Co., Ltd.	7,000	30,813
	Mitsumi Electric Co., Ltd.	700	9,207
	Mitsuuroko Co., Ltd.	2,600	16,762
	Miura Co., Ltd.	700	14,379
	Mizuho Financial Group, Inc.	8	19,534
#	Mizuho Investors Securities Co., Ltd.	10,000	7,931
#	Mizuno Corp.	3,000	12,589
	Monex Group, Inc.	33	10,929
#	Mori Seiki Co., Ltd.	2,400	22,035
#	Morinaga & Co., Ltd.	8,000	15,910
	Morinaga Milk Industry Co., Ltd.	6,000	19,408
	MOS Food Services, Inc.	1,400	17,726
	Murata Manufacturing Co., Ltd.	400	13,786
	Musashino Bank, Ltd.	900	27,111
	Nabtesco Corp.	2,000	12,198
	Nachi-Fujikoshi Corp.	6,000	12,173
	Nagase & Co., Ltd.	4,000	34,276
	Nakayama Steel Works, Ltd.	4,000	10,254
	Namco Bandai Holdings, Inc.	1,300	13,368
	NEC Corp.	21,000	62,260
*	NEC Electronics Corp.	800	8,057
	NEC Fielding, Ltd.	1,600	16,365
	NEC System Integration & Construction, Ltd.	2,400	27,198
	Net One Systems Co., Ltd.	12	19,574
	NGK Spark Plug Co., Ltd.	4,000	37,707
	NHK Spring Co., Ltd.	9,000	36,272
	Nichicon Corp.	1,900	11,854
	Nichii Gakkan Co.	2,700	25,441
	Nidec Sankyo Corp.	1,000	4,668
	Nifco, Inc.	800	11,758
	Nihon Dempa Kogyo Co., Ltd.	700	8,871
	Nihon Kohden Corp.	800	13,514
	Nihon Parkerizing Co., Ltd.	3,000	35,377
	Nihon Unisys, Ltd.	2,600	25,011
	Nikon Corp.	1,000	14,093
	Nippo Corp.	3,000	17,705
	Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	15,022
#	Nippon Ceramic Co., Ltd.	1,500	15,423
	Nippon Chemi-Con Corp.	5,000	9,685
	Nippon Denko Co., Ltd.	4,000	18,338
	Nippon Densetsu Kogyo Co., Ltd.	2,000	17,642
	Nippon Electric Glass Co., Ltd.	4,000	24,060

26

	Nippon Express Co., Ltd.	16,000	64,580
	Nippon Flour Mills Co., Ltd.	3,000	13,755
	Nippon Kayaku Co., Ltd.	8,000	36,636
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	19,605
	Nippon Light Metal Co., Ltd.	11,000	10,393
	Nippon Meat Packers, Inc.	1,000	13,716
#	Nippon Metal Industry Co., Ltd.	9,000	12,458
	Nippon Mining Holdings, Inc.	10,000	30,614
	Nippon Mitsubishi Oil Corp.	20,000	82,095
	Nippon Paint Co., Ltd.	4,000	15,429
	Nippon Paper Group, Inc.	11	29,399
	Nippon Seiki Co., Ltd.	1,000	6,622
	Nippon Sheet Glass Co., Ltd.	13,000	42,515
	Nippon Shinyaku Co., Ltd.	1,000	9,887
	Nippon Shokubai Co., Ltd.	5,000	28,975
	Nippon Signal Co., Ltd.	3,500	14,922
	Nippon Soda Co., Ltd.	4,000	11,378
	Nippon Steel Corp.	4,000	13,464
	Nippon Suisan Kaisha, Ltd.	4,500	11,229
	Nippon Thompson Co., Ltd.	3,000	15,024
	Nippon Yakin Kogyo Co., Ltd.	4,500	12,482
	Nippon Yusen K.K.	14,000	67,699
	Nipponkoa Insurance Co., Ltd.	8,000	47,949
	Nipro Corp.	1,000	15,331
	Nishimatsu Construction Co., Ltd.	7,000	14,403
	Nishimatsuya Chain Co., Ltd.	1,900	19,145
	Nishi-Nippon Bank, Ltd.	18,000	39,214
	Nishi-Nippon Railroad Co., Ltd.	5,000	18,375
	Nissan Motor Co., Ltd.	8,800	43,704
	Nissan Shatai Co., Ltd.	3,000	19,594
	Nissay Dowa General Insurance Co., Ltd.	6,000	26,690
	Nisshin Steel Co., Ltd.	17,000	22,766
	Nisshinbo Industries, Inc.	4,000	23,249
	Nissin Electric Co., Ltd.	4,000	13,541
	Nissin Kogyo Co., Ltd.	500	4,580
	Nitori Co., Ltd.	300	18,797
	Nitta Corp.	900	10,056
	Nittetsu Mining Co., Ltd.	6,000	15,368
	Nitto Boseki Co., Ltd.	7,000	10,391
	Nitto Denko Corp.	1,800	39,865
	Nitto Electric Works, Ltd.	2,100	18,235
	NOF Corp.	13,000	36,560
	NOK Corp.	4,000	38,084
	Nomura Co., Ltd.	6,000	20,620
	Nomura Holdings, Inc. ADR	1,100	10,340
	Noritake Co., Ltd.	4,000	11,545
	Noritz Corp.	1,700	17,919
	NS Solutions Corp.	1,100	13,375
	NSD Co., Ltd.	1,900	14,160
	NSK, Ltd.	9,000	36,733
	NTN Corp.	11,000	40,994
	NTT DoCoMo, Inc. Sponsored ADR	1,000	15,500

27

	Obayashi Corp.	8,000	39,142
	Obic Co., Ltd.	190	23,256
	Oiles Corp.	1,080	11,669
	Oji Paper Co., Ltd.	3,000	11,454
	Okabe Co., Ltd.	4,000	16,236
	Okamoto Industries, Inc.	5,000	16,180
#	Okamura Corp.	3,000	17,375
	Okasan Securities Group, Inc.	4,000	17,310
*	Oki Electric Industry Co., Ltd.	10,000	8,281
	OKUMA Corp.	4,000	17,587
	Okumura Corp.	12,000	47,036
	Okuwa Co., Ltd.	1,000	13,507
	Olympus Corp.	1,000	19,272
# *	OMC Card, Inc.	6,400	9,904
	Omron Corp.	2,400	35,319
	Ono Pharmaceutical Co., Ltd.	300	13,991
	Onward Holdings Co., Ltd.	6,000	43,884
	Osaka Steel Co., Ltd.	1,200	11,982
	Oyo Corp.	1,400	14,821
	Pacific Metals Co., Ltd.	3,000	13,243
	PanaHome Corp.	3,000	17,791
	Panasonic Corp.	2,000	32,207
	Panasonic Corp. Sponsored ADR	1,000	15,780
	Panasonic Electric Works Co., Ltd.	6,000	52,367
	Parco Co., Ltd.	1,400	12,695
#	Paris Miki, Inc.	1,800	17,814
#	Park24 Co., Ltd.	2,100	8,494
*	Penta-Ocean Construction Co., Ltd.	12,500	13,961
#	Pioneer Electronic Corp.	4,000	11,866
	Press Kogyo Co., Ltd.	3,000	6,618
	Q.P. Corp.	1,100	12,648
	Rengo Co., Ltd.	5,000	25,496
	Resona Holdings, Inc.	12	12,584
	Resorttrust, Inc.	1,500	14,676
	Ricoh Co., Ltd.	4,000	43,048
	Ricoh Leasing Co., Ltd.	900	12,116
	Riken Corp.	5,000	14,514
#	RISA Partners, Inc.	17	4,071
	Rock Field Co., Ltd.	1,200	13,907
	Rohm Co., Ltd.	1,400	67,460
	Roland Corp.	1,200	12,399
	Royal Co., Ltd.	1,700	17,313
	Ryobi, Ltd.	5,000	10,270
	Ryoden Trading Co., Ltd.	3,000	15,297
	Ryosan Co., Ltd.	800	15,221
	Ryoyo Electro Corp.	1,800	14,006
	Saibu Gas Co., Ltd.	7,000	17,280
	Saizeriya Co., Ltd.	1,400	20,884
	Sakai Chemical Industry Co., Ltd.	6,000	15,715
#	Sakata Seed Corp.	1,100	15,859
	San-Ai Oil Co., Ltd.	5,000	18,984
	Sanden Corp.	4,000	11,186

28

	Sanken Electric Co., Ltd.	4,000	14,298
	Sanki Engineering Co., Ltd.	3,000	19,450
	Sankyo-Tateyama Holdings, Inc.	15,000	13,939
	Sankyu, Inc., Tokyo	4,000	12,607
	Sanshin Electronics Co., Ltd.	2,300	24,675
	Santen Pharmaceutical Co., Ltd.	600	15,345
	Sanwa Holdings Corp.	12,000	39,811
	Sanyo Special Steel Co., Ltd.	3,000	8,593
	Sapporo Hokuyo Holdings, Inc.	12	51,753
*	SBI Holdings, Inc.	87	10,440
#	Sega Sammy Holdings, Inc.	4,600	34,775
#	Seiko Epson Corp.	2,000	30,037
	Seiko Holdings Corp.	5,000	13,170
	Seino Holdings Co., Ltd.	6,000	29,034
	Seiren Co., Ltd.	5,200	28,983
	Sekisui Chemical Co., Ltd.	14,000	81,797
	Sekisui House, Ltd.	6,000	60,165
	Senshukai Co., Ltd.	2,300	16,798
	Sharp Corp.	5,000	35,686
	Shibaura Mechatronics Corp.	4,000	15,234
	Shiga Bank, Ltd.	6,000	37,254
#	Shikoku Bank, Ltd.	4,000	18,312
	Shikoku Coca-Cola Bottling Co., Ltd.	1,600	12,594
#	Shima Seiki Manufacturing Co., Ltd.	800	14,814
	Shimachu Co., Ltd.	1,400	31,930
	Shimadzu Corp.	2,000	13,685
	Shimano, Inc.	400	12,549
	Shimizu Bank, Ltd.	400	15,169
	Shimizu Corp.	8,000	39,256
	Shin-Etsu Chemical Co., Ltd.	300	15,947
	Shinkawa, Ltd.	1,400	15,667
	Shinko Electric Industries Co., Ltd.	1,000	6,447
	Shinko Securities Co., Ltd.	12,000	29,757
	Shinsei Bank, Ltd.	10,000	15,339
	Shionogi & Co., Ltd.	1,000	17,020
	Shiseido Co., Ltd.	1,000	20,575
#	Shizuoka Bank, Ltd.	4,000	35,327
	Shizuoka Gas Co., Ltd.	7,000	34,118
#	Shochiku Co., Ltd.	2,000	11,902
	Showa Corp.	2,200	10,445
	Showa Denko K.K.	32,000	48,608
	Showa Sangyo Co., Ltd.	6,000	16,341
	Showa Shell Sekiyu K.K.	4,400	35,945
	Sinanen Co., Ltd.	4,000	17,115
	Sintokogio, Ltd.	1,900	11,732
	SKY Perfect JSAT Holdings, Inc.	99	37,342
	SMC Corp.	200	18,881
	SMK Corp.	5,000	12,433
	Sohgo Security Services Co., Ltd.	2,700	25,248
	Sojitz Corp.	29,700	49,630
	Sompo Japan Insurance, Inc.	9,000	63,082
	Sony Corp. Sponsored ADR	3,400	79,016

29

	Sony Financial Holdings, Inc.	4	13,009
	Stanley Electric Co., Ltd.	900	11,315
	Star Micronics Co., Ltd.	1,400	15,165
	Starzen Corp.	7,000	15,993
	Sumco Corp.	900	9,746
	Sumisho Computer Systems Corp.	1,000	15,614
	Sumitomo Bakelite Co., Ltd.	6,000	21,888
	Sumitomo Chemical Co., Ltd.	22,000	67,308
	Sumitomo Corp.	3,900	34,312
	Sumitomo Electric Industries, Ltd.	11,000	89,062
	Sumitomo Forestry Co., Ltd.	6,700	43,961
	Sumitomo Heavy Industries, Ltd.	10,000	29,687
	Sumitomo Light Metal Industries, Ltd.	16,000	13,176
	Sumitomo Metal Mining Co., Ltd.	5,000	37,497
#	Sumitomo Mitsui Financial Group, Inc.	6	24,053
	Sumitomo Osaka Cement Co., Ltd.	10,000	15,710
	Sumitomo Realty & Development Co., Ltd.	1,000	16,293
	Sumitomo Rubber Industries, Ltd.	1,900	16,761
	Sumitomo Trust & Banking Co., Ltd.	4,000	18,524
	Sumitomo Warehouse Co., Ltd.	12,000	48,611
	Suruga Bank, Ltd.	1,000	9,413
	Suzuken Co., Ltd.	500	10,683
	SWCC Showa Holdings Co., Ltd.	12,000	10,516
	Tadano, Ltd.	5,000	22,169
	Taihei Kogyo Co., Ltd.	6,000	13,804
	Taiheiyo Cement Corp.	27,000	31,427
	Taiho Kogyo Co., Ltd.	1,800	11,940
	Taikisha, Ltd.	1,200	17,128
	Taisei Corp.	34,000	78,357
	Taiyo Nippon Sanso Corp.	2,000	12,577
	Taiyo Yuden Co., Ltd.	2,000	9,588
	Takara Holdings, Inc.	6,000	28,628
	Takara Standard Co., Ltd.	6,000	32,146
	Takasago International Corp.	3,000	14,481
#	Takasago Thermal Engineering Co., Ltd.	2,000	18,735
	Takashimaya Co., Ltd.	5,000	38,535
#	Takata Corp.	900	6,511
	TDK Corp. Sponsored ADR	1,300	44,213
#	Tecmo, Ltd.	1,900	13,321
	Teijin, Ltd.	20,000	52,013
	The 77 Bank, Ltd.	13,000	61,249
	The Aichi Bank, Ltd.	400	29,094
	The Akita Bank, Ltd.	12,000	49,890
#	The Aomori Bank, Ltd.	4,000	16,761
	The Awa Bank, Ltd.	6,000	37,308
#	The Bank of Iwate, Ltd.	700	43,506
#	The Bank of Kyoto, Ltd.	4,000	42,075
	The Bank of Nagoya, Ltd.	8,000	48,158
	The Bank of Okinawa, Ltd.	500	15,676
	The Bank of Saga, Ltd.	5,000	16,172
	The Chiba Bank, Ltd.	13,000	64,254
*	The Chiba Kogyo Bank, Ltd.	1,400	16,273

30

	The Chugoku Bank, Ltd.	3,000	41,271
	The Chukyo Bank, Ltd.	6,000	20,816
# *	The Daiei, Inc.	2,100	10,216
	The Daisan Bank, Ltd.	5,000	17,938
	The Daishi Bank, Ltd.	8,000	31,151
	The Ehime Bank, Ltd.	5,000	16,787
	The Eighteenth Bank, Ltd.	6,000	18,203
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	11,986
	The Fukui Bank, Ltd.	14,000	47,651
	The Gunma Bank, Ltd.	9,000	45,955
	The Hachijuni Bank, Ltd.	9,000	44,162
	The Higo Bank, Ltd.	6,000	33,210
	The Hiroshima Bank, Ltd.	10,000	37,160
	The Hokkoku Bank, Ltd.	13,000	48,940
	The Hokuetsu Bank, Ltd.	7,000	15,556
	The Hyakugo Bank, Ltd.	6,000	33,700
	The Hyakujishi Bank, Ltd.	6,000	29,949
	The Iyo Bank, Ltd.	4,000	43,152
	The Japan Steel Works, Ltd.	1,000	7,084
	The Japan Wool Textile Co., Ltd.	2,000	14,940
	The Joyo Bank, Ltd.	9,000	42,341
	The Kagoshima Bank, Ltd.	7,000	44,379
	The Kanto Tsukuba Bank, Ltd.	3,300	14,481
	The Keiyo Bank, Ltd.	9,000	40,348
	The Kita-Nippon Bank, Ltd.	600	15,596
*	The Maruetsu, Inc.	2,000	10,644
	The Minato Bank, Ltd.	11,000	13,669
	The Nanto Bank, Ltd.	6,000	28,194
	The Nippon Synthetic Chemical Industry Co., Ltd.	5,000	11,612
	The Nisshin Oillio Group, Ltd.	3,000	14,190
	The Ogaki Kyoritsu Bank, Ltd.	3,000	14,909
	The Oita Bank, Ltd.	8,000	49,657
	The San-in Godo Bank, Ltd.	4,000	28,633
	THK Co., Ltd.	1,600	21,911
	TKC Corp.	900	15,939
*	Toa Corp.	10,000	12,366
	Toagosei Co., Ltd.	4,000	8,583
	Tobu Railway Co., Ltd.	3,000	15,242
	TOC Co., Ltd.	3,500	10,375
	Tochigi Bank, Ltd.	3,000	18,481
	Toda Corp.	13,000	46,958
	Toenec Corp.	3,000	14,241
	Toho Bank, Ltd.	11,000	46,814
#	Toho Gas Co., Ltd.	3,000	17,316
	Toho Zinc Co., Ltd.	6,000	12,314
	Tokai Carbon Co., Ltd.	4,000	20,973
	Tokai Rika Co., Ltd.	2,200	22,255
	Tokai Rubber Industries, Ltd.	1,300	10,738
	Tokai Tokyo Securities Co., Ltd.	5,000	13,697
	Tokio Marine Holdings, Inc.	1,200	37,015
	Tokushu Tokai Holdings Co., Ltd.	8,000	20,266
	Tokuyama Corp.	5,000	25,321

31

	Tokyo Dome Corp.	3,000	9,796
	Tokyo Electron, Ltd.	300	10,003
	Tokyo Leasing Co., Ltd.	2,000	10,494
	Tokyo Ohka Kogyo Co., Ltd.	900	12,355
	Tokyo Rakutenchi Co., Ltd.	7,000	26,066
	Tokyo Rope Manufacturing Co., Ltd.	7,000	11,677
#	Tokyo Seimitsu Co., Ltd.	1,200	12,071
	Tokyo Steel Manufacturing Co., Ltd.	2,900	22,400
	Tokyo Style Co., Ltd.	2,000	14,908
	Tokyo Tatemono Co., Ltd.	7,000	28,834
	Tokyo Tomin Bank, Ltd.	1,000	13,463
	Tokyotokeiba Co., Ltd.	10,000	15,153
	Tokyu Corp.	3,000	11,786
	Tokyu Land Corp.	4,000	11,320
	Tomato Bank, Ltd.	8,000	16,977
	Toppan Printing Co., Ltd.	8,000	58,823
	Topre Corp.	3,800	30,497
	Topy Industries, Ltd.	6,000	10,313
#	Toray Industries, Inc.	6,000	27,860
	Torigoe Co., Ltd.	2,100	16,478
	Toshiba Corp.	4,000	14,458
	Toshiba Machine Co., Ltd.	4,000	11,475
	Toshiba TEC Corp.	10,000	30,877
	Tosho Printing Co., Ltd.	6,000	15,945
	Tosoh Corp.	14,000	27,917
	Totetsu Kogyo Co., Ltd.	3,000	17,372
	TOTO, Ltd.	2,000	13,955
	Tottori Bank, Ltd.	6,000	17,249
# *	Towa Bank, Ltd.	17,000	14,147
	Toyo Corp.	1,600	17,863
	Toyo Engineering Corp.	4,000	11,497
	Toyo Ink Manufacturing Co., Ltd.	5,000	13,253
	Toyo Kanetsu K.K.	10,000	12,007
	Toyo Kohan Co., Ltd.	4,000	11,766
	Toyo Securities Co., Ltd.	6,000	10,939
	Toyo Seikan Kaisha, Ltd.	3,500	43,182
	Toyo Suisan Kaisha, Ltd.	1,000	25,784
# *	Toyo Tanso Co, Ltd.	300	10,469
	Toyo Tire & Rubber Co., Ltd.	6,000	14,744
#	Toyobo Co., Ltd.	9,000	12,764
	Toyoda Gosei Co., Ltd.	500	7,020
	Toyota Auto Body Co., Ltd.	900	14,429
	Toyota Boshoku Corp	3,200	28,544
	Toyota Motor Corp. Sponsored ADR	2,500	190,225
	Toyota Tsusho Corp.	2,700	26,056
	Trend Micro, Inc.	500	12,232
	Trusco Nakayama Corp.	1,200	15,752
	Tsubakimoto Chain Co.	11,000	30,681
	Tsukishima Kikai Co., Ltd.	2,000	17,492
	TV Asahi Corp.	11	13,890
	Ube Industries, Ltd.	3,000	6,312
	Ube Material Industries, Ltd.	4,000	7,988

32

	Uchida Yoko Co., Ltd.	4,000	16,865
#	Ulvac, Inc.	1,300	24,367
	Uniden Corp.	4,000	11,993
	UNY Co., Ltd.	5,000	38,967
	U-Shin, Ltd.	2,100	11,492
	Valor Co., Ltd.	1,700	12,838
	Wacoal Corp.	2,000	21,667
	Xebio Co., Ltd.	500	8,537
*	Yachiyo Bank, Ltd.	7	19,534
	Yamada Denki Co., Ltd.	200	10,886
	Yamagata Bank, Ltd.	3,000	18,033
	Yamaguchi Financial Group, Inc.	7,000	66,955
	Yamaha Corp.	5,200	50,393
	Yamaha Motor Co., Ltd.	5,600	61,913
	Yamamura Glass Co., Ltd.	9,000	17,924
	Yamanashi Chuo Bank, Ltd.	8,000	45,501
	Yamatake Corp.	1,800	34,341
#	Yamatane Corp.	11,000	11,713
	Yamato Kogyo Co., Ltd.	500	11,817
	Yamato Transport Co., Ltd.	3,000	33,142
#	Yamazaki Baking Co., Ltd.	2,000	26,574
	Yaskawa Electric Corp.	4,000	17,554
	Yodogawa Steel Works, Ltd.	10,000	41,689
	Yokogawa Bridge Holdings Corp.	3,000	21,266
	Yokogawa Electric Corp.	6,400	29,637
	Yokohama Rubber Co., Ltd.	3,000	14,720
	Yomeishu Seizo Co., Ltd.	2,000	17,060
	Yonekyu Corp.	1,000	11,366
	Yoshimoto Kogyo Co., Ltd.	1,600	15,955
#	Yoshinoya Holdings Co., Ltd.	14	12,594
	Yurtec Corp.	4,000	17,906
	Zeon Corp.	8,000	22,980

TOTAL — JAPAN			15,404,076

NETHERLANDS — (2.1%)
COMMON STOCKS — (2.1%)
	Aalberts Industries NV	3,445	31,472
	Accell Group NV	381	8,665
	Aegon NV	8,738	36,308
	Aegon NV ADR	7,400	30,414
*	AFC Ajax NV	70	547
	Arcadis NV	745	8,817
	ArcelorMittal ADR	2,332	61,215
# *	ASM International NV	1,314	12,631
*	ASML Holding NV ADR	3,800	66,690
	Boskalis Westminster CVA	979	32,320
*	Crucell NV ADR	4,100	47,724
#	Draka Holding NV	497	6,002
#	Eriks Group NV	774	28,517
	Exact Holding NV	103	2,402
	Fugro NV	1,720	61,463

33

	Grontmij NV	295	6,430
	Heijmans NV	579	5,127
	Heineken Holding NV	2,143	65,058
	Heineken NV	1,022	34,475
	Imtech NV	1,217	18,593
	ING Groep NV Sponsored ADR	3,600	33,516
*	Jetix Europe NV	288	4,871
	Kas Bank NV	192	3,086
	Kendrion NV	12	183
	Koninklijke Ahold NV	5,147	55,255
	Koninklijke Bam Groep NV	2,938	26,113
	Koninklijke DSM NV	4,860	135,343
#	Koninklijke KPN NV	3,193	44,968
	Koninklijke Philips Electronics NV ADR	5,256	97,236
	Koninklijke Ten Cate NV	806	17,089
#	Koninklijke Vopak NV	1,027	33,299
#	Nutreco Holding NV	1,612	51,396
	Oce NV	4,732	21,898
	OPG Groep NV	1,969	28,334
	Ordina NV	690	3,624
	Randstad Holdings NV	3,597	69,918
	Reed Elsevier NV ADR	400	10,660
*	Reinet Investments SCA	882	9,083
	SBM Offshore NV	4,149	72,981
	Sligro Food Group NV	462	9,945
	Smit Internationale NV	531	35,827
	SNS Reaal	3,212	23,562
	Telegraaf Media Groep NV	1,888	36,032
	TKH Group NV	692	11,029
	TNT NV	2,296	48,455
	Unit 4 Agresso NV	356	5,332
#	USG People NV	3,807	39,791
*	Van der Moolen Holding NV	3,327	11,323
	Wavin NV	1,932	6,742
	Wolters Kluwer NV	1,268	22,447

TOTAL — NETHERLANDS			1,534,208

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
*	AFFCO Holdings, Ltd.	38,923	10,563
	Air New Zealand, Ltd.	20,058	10,724
	Contact Energy, Ltd.	2,544	10,786
	Fisher & Paykel Appliances Holdings, Ltd.	9,887	7,803
#	Fisher & Paykel Healthcare Corp.	7,125	12,420
	Fletcher Building, Ltd.	10,718	36,394
	Infratil, Ltd.	10,356	11,622
	New Zealand Oil & Gas, Ltd.	17,546	13,121
	Nuplex Industries, Ltd.	3,393	10,426
	Port of Tauranga, Ltd.	1,851	7,129
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	9,048
	Tower, Ltd.	10,839	9,659

34

	Trustpower, Ltd.	2,737	11,844

TOTAL — NEW ZEALAND			161,539

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Acergy SA	900	6,086
	Aker Kvaerner ASA	700	3,828
	Aktiv Kapital ASA	300	2,601
	Austevoll Seafood ASA	1,020	1,825
# *	Blom ASA	1,630	5,317
	Bonheur ASA	350	6,716
# *	BW Offshore, Ltd.	4,000	3,883
#	Cermaq ASA	1,600	6,286
*	Copeinca ASA	2,400	3,920
# *	Det Norske Oljeselskap ASA	10,000	6,734
	DnB NOR ASA Series A	3,300	19,125
#	DOF ASA	2,200	10,166
	EDB Business Partner ASA	3,200	5,986
*	Eitzen Chemical ASA	3,092	6,963
	Ekornes ASA	540	5,608
*	Ementor ASA	3,000	9,141
	Frontline, Ltd.	320	9,953
	Ganger Rolf ASA	316	5,541
	Kongsberg Gruppen ASA	240	11,036
	Leroy Seafood Group ASA	1,200	10,519
*	Marine Harvest	92,000	14,860
	Norsk Hydro ASA	7,300	30,501
*	Norske Skogindustrier ASA Series A	13,000	44,810
	Orkla ASA	11,500	76,558
*	Petroleum Geo Services ASA	800	3,984
	Prosafe ASA	1,788	6,647
*	Prosafe Production Public, Ltd.	15,700	38,905
*	Renewable Energy Corp. ASA	330	3,113
*	Revus Energy ASA	1,400	21,466
	Schibsted ASA	1,294	15,392
# *	Sevan Marine ASA	4,100	9,167
# *	Songa Offshore ASA	1,100	3,970
	SpareBanken 1 SMN	1,548	6,098
	Storebrand ASA	9,200	21,807
*	Subsea 7, Inc.	700	5,564
*	TGS Nopec Geophysical Co. ASA	7,000	38,923
	Tomra Systems ASA	1,100	5,116
	Veidekke ASA	3,849	11,915
	Wilh. Wilhelmsen ASA	1,091	15,689
	Yara International ASA	580	12,117

TOTAL — NORWAY			527,836

35

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
	Banco BPI SA	16,464	33,930
	Banco Comercial Portugues SA	19,578	22,753
	Banco Espirito Santo SA	6,532	62,192
*	Banif SGPS SA	5,875	8,801
	Brisa SA	1,665	12,774
	Cimpor Cimentos de Portugal SA	4,725	21,562
	Finibanco Holdings SGPS SA	3,553	15,178
	Galp Energia SGPS SA Series B	1,599	14,537
	Jeronimo Martins SGPS SA	1,753	8,946
	Mota-Engil SGPS SA	3,106	9,983
	Portucel-Empresa Produtora de Pasta de Papel SA	15,827	33,722
	Portugal Telecom SA	5,144	33,832
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,032	10,311
	Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	10,637
	Sociedade de Investimento e Gestao SGPS SA	1,466	12,782
	Sonae SGPS SA	45,926	27,928
*	Sonaecom SGPS SA	5,604	8,702
	Teixeira Duarte Engenharia e Construcoes SA	10,457	9,691

TOTAL — PORTUGAL			358,261

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	23,000	6,353
	Bukit Sembawang Estates, Ltd.	2,000	5,422
	Capitaland, Ltd.	14,000	28,058
# *	Chartered Semiconductor Manufacturing, Ltd.	38,000	5,901
	City Developments, Ltd.	6,000	26,532
	Comfortdelgro Corp., Ltd.	14,000	11,483
	Creative Technology Co., Ltd.	3,750	7,697
	DBS Group Holdings, Ltd.	2,000	15,267
	Ezra Holdings Pte, Ltd.	11,000	3,664
	Fraser & Neave, Ltd.	16,000	30,191
	Goodpack, Ltd.	15,000	12,537
	Guocoland, Ltd.	40,000	29,705
	Ho Bee Investment, Ltd.	36,000	8,594
	Hotel Plaza, Ltd.	31,000	27,689
	Hotel Properties, Ltd.	5,000	3,289
	Jardine Cycle & Carriage, Ltd.	2,000	12,829
	Jaya Holdings, Ltd.	20,000	7,467
	Keppel Corp., Ltd.	3,000	9,353
	Keppel Land, Ltd.	5,000	6,428
	Kim Eng Holdings, Ltd.	8,000	5,205
	Metro Holdings, Ltd.	31,000	8,333
	MobileOne, Ltd.	11,000	9,793
	Neptune Orient Lines, Ltd.	6,000	5,068
	Olam International, Ltd.	12,000	10,563
	Overseas Chinese Banking Corp., Ltd.	19,000	64,238
	Parkway Holdings, Ltd.	10,000	10,722
	Raffles Education Corp., Ltd.	26,000	10,041
	SembCorp Industries, Ltd.	5,000	8,403
	SembCorp Marine, Ltd.	7,000	8,699

36

	Singapore Airlines, Ltd.	6,000	45,969
	Singapore Exchange, Ltd.	4,000	14,318
	Singapore Land, Ltd.	4,000	9,086
	Singapore Petroleum Co., Ltd.	2,000	2,852
	Singapore Post, Ltd.	21,000	10,071
	Singapore Press Holdings, Ltd.	6,000	13,107
	Singapore Technologies Engineering, Ltd.	8,000	12,631
	Singapore Telecommunications, Ltd.	6,000	10,097
	United Engineers, Ltd.	4,000	3,319
	United Industrial Corp., Ltd.	46,000	41,743
	United Overseas Bank, Ltd.	2,000	18,081
	UOB-Kay Hian Holdings, Ltd.	8,000	4,967
	UOL Group, Ltd.	15,000	19,635
	Venture Corp., Ltd.	7,000	25,581
	Wheelock Properties, Ltd.	18,000	10,186
	Wilmar International, Ltd.	3,000	5,188
	Wing Tai Holdings, Ltd.	14,000	6,532
	Yanlord Land Group, Ltd.	7,000	3,591

TOTAL — SINGAPORE			656,478

SPAIN — (2.9%)
COMMON STOCKS — (2.9%)
	Abengoa SA	2,151	31,410
	Abertis Infraestructuras SA	690	11,850
	Acciona SA	126	11,918
	Acerinox SA	4,607	57,915
	Actividades de Construccion y Servicios SA	1,179	43,775
	Antena 3 de Television SA	1,755	9,374
	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	10,892	126,347
	Banco de Sabadell SA	14,342	97,825
	Banco de Valencia SA	1,734	16,050
	Banco Espanol de Credito SA	4,661	59,298
	Banco Guipuzcoano SA	5,467	42,778
#	Banco Pastor SA	5,879	48,871
	Banco Popular Espanol SA	12,079	109,927
#	Banco Santander SA Sponsored ADR	29,720	319,193
	Bankinter SA	4,818	51,988
*	Baron de Ley SA	182	10,195
*	Bolsas y Mercados Espanoles	1,643	40,094
	Cementos Portland Valderrivas SA	490	17,838
	Cia Espanola de Petroleous SA	413	36,540
	Construcciones y Auxiliar de Ferrocarriles SA	43	12,021
	Duro Felguera SA	2,202	11,668
	Ebro Puleva SA	4,746	61,709
	Elecnor SA	855	10,110
	Enagas SA	2,806	54,823
*	Ercros SA	48,103	9,244
	Fomento de Construcciones y Contratas SA	1,495	59,444
	Gamesa Corporacion Tecnologica SA	1,683	27,592
	Gas Natural SDG SA	311	9,572
	Gestevision Telecinco SA	1,310	10,518

37

	Grifols SA	504	10,030
	Grupo Catalana Occidente SA	3,125	49,147
	Grupo Empresarial Ence SA	2,257	10,416
	Grupo Ferrovial SA	2,447	75,414
	Indra Sistemas SA	1,519	29,516
	Industria de Diseno Textil SA	607	20,518
*	La Seda de Barcelona SA	27,495	14,090
*	Laboratorios Almirall SA	490	4,341
	NH Hoteles SA	1,230	9,311
	Obrascon Huarte Lain SA	582	7,312
	Papeles y Cartones de Europa SA	5,054	24,144
	Pescanova SA	347	12,569
	Promotora de Informaciones SA	1,618	6,337
	Prosegur Cia de Seguridad SA	1,405	39,915
*	Realia Business SA	12,942	36,112
	Red Electrica Corporacion SA	745	32,654
	Repsol YPF SA Sponsored ADR	4,650	88,908
	Sacyr Vallehermoso SA	1,594	14,700
*	Sacyr Vallehermoso SA Issue 08	113	1,045
	Service Point Solutions SA	6,614	7,726
	Sol Melia SA	1,823	8,566
	SOS Cuetara SA	729	10,152
*	Tecnicas Reunidas SA	310	8,856
	Telefonica SA Sponsored ADR	600	33,306
	Tubacex SA	7,713	27,504
	Tubos Reunidos SA	2,632	6,975
	Viscofan SA	2,812	48,367
	Zardoya Otis SA	699	13,243
*	Zeltia SA	1,898	9,458

TOTAL — SPAIN			2,070,519

SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
	Aarhuskarlshamn AB	800	9,817
	AF AB Series B	600	9,932
	Alfa Laval AB	2,160	15,593
	Assa Abloy AB Series B	3,100	34,610
	Atlas Copco AB Series A	1,200	10,065
	Atlas Copco AB Series B	1,200	8,984
	Axis Communications AB	1,200	12,849
	B&B Tools AB	1,800	19,594
*	BE Group AB	2,200	6,450
	Beijer Alma AB	1,500	13,040
	Billerud AB	4,300	24,274
	Cardo AB	700	10,160
#	D. Carnegie & Co. AB	5,500	14,954
	Electrolux AB Series B	3,200	29,460
	Elekta AB Series B	800	10,117
	Getinge AB	700	9,790
	Hakon Invest AB	1,800	20,544
	Haldex AB	1,200	5,594

38

	Hexagon AB	899	5,889
	Hoganas AB Series B	771	10,845
	Holmen AB Series B	1,500	42,280
	Husqvarna AB Series B	1,800	12,480
	Industrial & Financial Systems AB Series B	1,900	8,311
	Intrum Justitia AB	819	8,092
	JM AB	1,057	5,667
*	Lindab International AB	900	6,891
*	Lundin Petroleum AB	2,300	10,980
	Meda AB Series A	7,100	45,943
	Modern Times Group AB Series B	250	5,364
	Munters AB	2,100	11,088
#	NIBE Industrier AB	2,200	11,938
#	Nordea Bank AB	6,400	51,297
*	Oriflame Cosmetics SA	875	27,336
*	Pa Resources AB	2,000	5,036
#	Peab AB Series B	2,900	8,137
*	Rezidor Hotel Group AB	1,800	4,786
	Sandvik AB	2,566	16,654
*	SAS AB	2,000	10,576
	Scania AB Series B	1,200	9,862
	Securitas AB Series B	1,170	11,234
#	Skandinaviska Enskilda Banken AB Series A	5,600	55,500
	Skanska AB Series B	3,800	33,376
	SKF AB Series B	2,200	20,040
	SSAB Svenskt Stal AB Series A	2,700	27,300
	SSAB Svenskt Stal AB Series B	2,900	26,291
	Svenska Cellulosa AB Series B	8,400	62,029
	Svenska Handelsbanken AB Series A	5,200	95,560
	Swedbank AB Series A	4,900	40,493
	Swedish Match AB (Frueher Svenska Taendsticks AB)	800	11,109
	Tele2 AB Series B	7,100	60,586
	Telefonaktiebolaget LM Erricson Sponsored ADR	6,000	42,420
	TeliaSonera AB	2,500	10,999
	Volvo AB Series A	1,600	8,268
	Volvo AB Series B	3,640	19,021

TOTAL — SWEDEN			1,109,505

SWITZERLAND — (6.5%)
COMMON STOCKS — (6.5%)
	ABB, Ltd.	6,988	91,690
	Acino Holding AG	137	28,371
#	Adecco SA	3,737	129,999
*	Advanced Digital Broadcast Holdings SA	398	10,807
	AFG Arbonia-Forster Holding AG	197	24,828
	Allreal Holding AG	129	13,134
	Also Holding AG	321	11,695
*	Ascom Holding AG	831	5,399
	Baloise-Holding AG	1,845	98,642
	Bank Coop AG	443	28,608
	Bank Sarasin & Cie Series B	696	20,482

39

	Banque Cantonale de Geneve	110	22,544
	Banque Cantonale Vaudoise	93	20,729
	Banque Privee Edmond de Rothschild SA	1	25,852
	Barry Callebaut AG	73	36,481
*	Basilea Pharmaceutica AG	90	12,204
	Basler Kantonalbank	143	14,174
*	Bell Holding AG	14	15,114
	Bellevue Group AG	310	10,722
	Berner Kantonalbank	191	37,369
	BKW FMB Energie AG	137	12,384
	Bobst Group AG	210	7,600
	Bucher Industries AG	211	22,798
	Burckhardt Compression Holding AG	69	8,970
*	Centralschweizerische Kraftwerke AG	31	13,366
	Charles Voegele Holding AG	715	25,908
	Ciba Specialty Chemicals AG	1,421	59,153
#	Clariant AG	10,235	63,496
*	Compagnie Financiere Richemont SA Series A	6,448	135,554
	Conzzeta AG	7	10,250
	Credit Suisse Group AG Sponsored ADR	9,496	355,150
	Daetwyler Holding AG	245	9,951
	Dufry Group	117	2,424
	EFG International AG	1,513	32,571
	Elektrizitaets-Gesellschaft Laufenberg AG	34	32,658
	Emmi AG	135	12,818
	EMS-Chemie Holding AG	115	8,684
	Energiedienst Holding AG	542	23,354
	Flughafen Zuerich AG	200	53,289
	Forbo Holding AG	72	17,700
	Galenica Holding AG	44	13,304
	Geberit AG	390	40,519
	George Fisher AG	201	45,069
#	Givaudan SA	107	72,911
	Gurit Holding AG	17	7,641
	Helvetia Holding AG	149	25,542
	Holcim, Ltd.	6,399	363,458
	Industrieholding Cham AG	50	12,016
	Jelmoli Holding AG	18	31,723
	Julius Baer Holdings, Ltd. AG	598	23,388
#	Kaba Holding AG	56	12,079
*	Kardex AG	269	7,709
	Komax Holding AG	44	2,854
	Kudelski SA	1,032	10,884
	Kuehne & Nagel International AG	397	24,037
	Kuoni Reisen Holding AG	51	14,943
	Lindt & Spruengli AG	1	24,260
*	Logitech International SA	2,271	33,857
	Lonza Group AG	583	48,385
	Luzerner Kantonalbank AG	65	13,770
# *	Meyer Burger Technology AG	37	5,160
	Mobimo Holding AG	90	10,645
	Nestle SA	3,632	141,238

40

	Nobel Biocare Holding AG	438	7,524
	Novartis AG ADR	4,500	229,455
*	Oerlikon Corp.	282	21,871
	Orell Fuessli Holding AG	83	13,273
	Panalpina Welttransport Holding AG	440	20,020
	Partners Group Holdings AG	115	9,578
*	Petroplus Holdings AG	1,668	44,411
	Phoenix Mecano AG	23	6,928
*	Quadrant AG	142	9,807
	Rieters Holdings AG	136	23,566
	Roche Holding AG Bearer	88	13,599
	Roche Holding AG Genusschein	1,233	188,559
	Romande Energie Holding SA	27	46,650
	Schulthess Group AG	625	21,061
	Schweiter Technology AG	47	15,473
	Schweizerische National Versicherungs Gesellschaft	22	11,958
	SGS SA	12	11,814
	Siegfried Holding AG	72	5,598
	Sika AG	86	67,809
	Sonova Holding AG	728	30,249
	St. Galler Kantonalbank	88	30,729
	Sulzer AG	1,018	60,103
	Swatch Group AG	848	132,325
	Swiss Life Holding AG	1,084	97,675
	Swiss Re	3,169	132,159
	Swisscom AG	228	69,668
*	Swisslog Holding AG	17,157	8,600
	Syngenta AG ADR	1,100	41,118
	Tecan Group AG	275	12,346
*	Temenos Group AG	568	7,114
	The Swatch Group AG	1,458	41,750
*	UBS AG ADR	5,636	95,248
	Valiant Holding AG	505	87,012
	Valora Holding AG	145	21,023
	Vaudoise Assurances Holdings SA	25	3,571
*	Verwaltungs und Privat-Bank AG	64	8,878
	Vontobel Holdings AG	1,025	22,944
	Walliser Kantonalbank	24	9,672
	Zuger Kantonalbank	4	11,710
	Zurich Financial SVCS AG	2,043	414,479

TOTAL — SWITZERLAND			4,659,641

UNITED KINGDOM — (15.5%)
COMMON STOCKS — (15.5%)
	Aberdeen Asset Management P.L.C.	19,965	30,150
	Admiral Group P.L.C.	965	14,305
	Aegis Group P.L.C.	14,297	15,067
	Aga Rangemaster Group P.L.C.	4,074	5,596
	Aggreko P.L.C.	1,274	8,915
	Amec P.L.C.	5,263	44,033
	Amlin P.L.C.	21,076	107,921

41

	Anglo American P.L.C.	2,780	69,754
	Anglo Pacific Group P.L.C.	3,118	5,415
	Anite P.L.C.	25,894	12,087
	Antofagasta P.L.C.	1,468	9,070
*	Aricom P.L.C.	19,902	3,899
*	Ark Therapeutics Group P.L.C.	14,764	9,997
	ARM Holdings P.L.C.	22,202	34,616
	Arriva P.L.C.	6,306	61,007
	Ashtead Group P.L.C.	11,260	7,746
	Associated British Foods P.L.C.	8,524	95,379
	AstraZeneca P.L.C. Sponsored ADR	1,100	46,706
	Atkins WS P.L.C.	835	7,173
*	Autonomy Corp. P.L.C.	1,643	26,051
	Aveva Group P.L.C.	582	7,419
	Aviva P.L.C.	31,530	188,077
*	Axis-Shield P.L.C.	2,917	13,909
	Babcock International Group P.L.C.	6,161	38,550
	BAE Systems P.L.C.	14,407	80,981
	Balfour Beatty P.L.C.	17,062	68,949
	Barclays P.L.C.	45,647	130,851
	Barr (A.G.) P.L.C.	181	3,250
	BBA Aviation P.L.C.	9,922	12,732
	Beazley Group P.L.C.	10,167	17,333
	Bellway P.L.C.	1,404	12,231
	BG Group P.L.C.	3,662	53,846
	BHP Billiton P.L.C.	1,200	20,377
	BHP Billiton P.L.C. ADR	300	10,299
	Bloomsbury Publishing P.L.C.	1,196	3,090
	Bodycote P.L.C.	8,066	16,145
	Bovis Homes Group P.L.C.	1,415	7,735
	BP P.L.C. Sponsored ADR	11,884	590,635
	Braemar Shipping Services P.L.C.	617	2,900
	Brewin Dolphin Holdings P.L.C.	6,746	12,264
	Brit Insurance Holdings P.L.C.	15,255	44,864
	British Airways P.L.C.	3,085	6,826
	British American Tobacco P.L.C.	3,941	108,110
	Britvic P.L.C.	1,854	6,810
	BSS Group P.L.C.	3,169	11,651
	BT Group P.L.C.	3,285	6,173
	BT Group P.L.C. Sponsored ADR	1,762	33,302
*	BTG P.L.C.	1,018	2,112
	Bunzl P.L.C.	808	8,124
	Burberry Group P.L.C.	8,442	37,572
	Cable and Wireless P.L.C.	28,666	56,816
	Cadbury P.L.C.	5,785	53,119
*	Cairn Energy P.L.C.	298	7,720
	Capita Group P.L.C.	3,491	36,072
	Capital & Regional P.L.C.	4,980	3,675
	Care UK P.L.C.	2,714	9,874
	Carillion P.L.C.	20,655	69,280
	Carnival P.L.C.	3,609	79,367
	Carpetright P.L.C.	1,405	10,328

42

	Carphone Warehouse Group P.L.C.	13,022	28,270
	Catlin Group, Ltd.	12,948	72,355
*	Charter International P.L.C.	2,030	13,231
	Chemring Group P.L.C.	1,113	28,554
	Chloride Group P.L.C.	13,400	28,462
	Clarkson P.L.C.	893	6,375
	Close Brothers Group P.L.C.	4,115	35,806
	Cobham P.L.C.	13,240	40,239
	Compass Group P.L.C.	4,642	21,586
	Connaught P.L.C.	1,971	10,888
	Consort Medical P.L.C.	626	3,547
	Cookson Group P.L.C.	6,946	22,485
	Cranswick P.L.C.	921	9,405
	Croda International P.L.C.	1,169	9,652
*	CSR P.L.C.	4,475	14,924
	Daily Mail & General Trust P.L.C. Series A	11,347	53,432
	Dairy Crest Group P.L.C.	5,621	28,084
*	Dana Petroleum P.L.C.	2,809	45,190
	Davis Service Group P.L.C.	3,025	10,768
	De La Rue P.L.C.	1,167	16,835
	Debenhams P.L.C.	14,760	9,091
	Dechra Pharmaceuticals P.L.C.	1,979	12,578
	Delta P.L.C.	2,490	3,118
	Development Securities P.L.C.	2,087	9,558
	Diageo P.L.C. Sponsored ADR	1,200	74,628
	Dignity P.L.C.	1,212	11,627
	Dimension Data Holdings P.L.C.	35,107	16,866
	Diploma P.L.C.	1,835	3,839
	Domino Printing Sciences P.L.C.	2,542	8,178
	Drax Group P.L.C.	2,233	20,750
	DS Smith P.L.C.	15,686	16,828
	DSG International P.L.C.	35,270	18,361
	E2V Technologies P.L.C.	2,786	10,105
*	easyJet P.L.C.	4,608	22,987
	Electrocomponents P.L.C.	18,615	42,693
	Elementis P.L.C.	22,734	21,442
*	Emerald Energy P.L.C.	1,317	6,895
	Evolution Group P.L.C.	8,160	10,902
	Experian P.L.C.	4,766	26,284
	F&C Asset Management P.L.C.	9,548	6,516
	Fenner P.L.C.	2,023	3,336
	Fidessa Group P.L.C.	862	7,963
	Filtrona P.L.C.	5,219	10,484
	Firstgroup P.L.C.	4,134	27,281
	Forth Ports P.L.C.	442	6,992
*	Fortune Oil P.L.C.	30,923	3,258
	Friends Provident P.L.C.	78,766	90,320
	G4S P.L.C.	18,663	56,524
	Galliford Try P.L.C.	13,056	9,604
	Game Group P.L.C.	12,041	25,258
*	Gem Diamonds, Ltd.	2,003	9,806
*	Genus P.L.C.	1,008	9,846

43

	GKN P.L.C.	45,192	86,657
	Go-Ahead Group P.L.C.	447	9,790
	Greggs P.L.C.	196	10,298
	Halfords Group P.L.C.	8,198	29,254
	Halma P.L.C.	12,698	33,577
	Hampson Industries P.L.C.	5,130	9,213
*	Hardy Oil & Gas P.L.C.	1,853	5,751
*	Hargreaves Lansdown P.L.C.	2,851	7,840
	Hays P.L.C.	32,961	36,186
	HBOS P.L.C.	42,211	69,117
	Headlam Group P.L.C.	1,388	4,788
	Helical Bar P.L.C.	2,320	11,154
	Helphire P.L.C.	10,547	17,925
	Henderson Group P.L.C.	35,524	30,384
	Hikma Pharmaceuticals P.L.C.	6,091	31,761
	Hill & Smith Holdings P.L.C.	1,791	5,730
	Hiscox, Ltd.	20,664	81,881
	Hochschild Mining P.L.C.	2,732	5,877
	Home Retail Group P.L.C.	3,148	10,034
	Homeserve P.L.C.	514	10,554
	HSBC Holdings P.L.C. Sponsored ADR	9,436	556,724
	Hunting P.L.C.	3,612	25,011
	ICAP P.L.C.	1,739	8,665
	IG Group Holdings P.L.C.	5,761	26,915
	IMI P.L.C.	9,404	41,793
	Imperial Tobacco Group P.L.C.	2,125	56,953
	Inchcape P.L.C.	6,706	8,551
	Inmarsat P.L.C.	2,550	17,386
	Intercontinental Hotels Group P.L.C. ADR	1,100	9,471
	Intermediate Capital Group P.L.C.	4,181	65,179
	International Personal Finance P.L.C.	12,538	28,366
	International Power P.L.C.	51,369	183,773
	Interserve P.L.C.	1,920	5,735
	Intertek Group P.L.C.	1,936	22,928
*	Invensys P.L.C.	11,413	28,619
	Investec P.L.C.	14,710	55,863
*	IP Group P.L.C.	11,634	12,473
	ITE Group P.L.C.	6,955	9,483
	ITV P.L.C.	119,104	57,523
	James Fisher & Sons P.L.C.	1,470	8,036
	Jardine Lloyd Thompson Group P.L.C.	4,560	32,526
	JJB Sports P.L.C.	5,566	2,654
	JKX Oil and Gas P.L.C.	2,122	5,204
	John Wood Group P.L.C.	8,403	32,479
	Johnson Matthey P.L.C.	483	7,269
	Johnston Press P.L.C.	1,602	640
	Kazakhmys P.L.C.	634	2,972
	Keller Group P.L.C.	728	6,123
	Kesa Electricals P.L.C.	10,358	13,301
	Kier Group P.L.C.	1,384	15,112
	Kingfisher P.L.C.	80,758	149,059
	Ladbrokes P.L.C.	3,895	9,926

44

	Laura Ashley Holdings P.L.C.	22,105	5,289
	Legal and General Group P.L.C.	197,426	227,058
	Lloyds TSB Group P.L.C.	37,337	120,677
	Logica P.L.C.	6,600	7,347
	London Stock Exchange Group P.L.C.	1,145	10,388
	Luminar Group Holdings P.L.C.	249	618
	Man Group P.L.C.	7,338	42,366
	Management Consulting Group P.L.C.	25,121	11,301
	Marks & Spencer Group P.L.C.	23,482	83,247
	Marshalls P.L.C.	5,014	7,917
	Mcbride P.L.C.	8,048	16,312
	Meggitt P.L.C.	21,720	47,582
	Melrose P.L.C.	8,820	12,678
	Melrose Resources P.L.C.	4,207	13,921
	Micro Focus International P.L.C.	1,298	5,488
	Millennium and Copthorne Hotels P.L.C.	2,327	7,931
	Misys P.L.C.	12,009	21,503
	Mitie Group P.L.C.	6,447	19,590
	Mondi P.L.C.	19,182	69,618
	Morgan Crucible Co. P.L.C.	3,886	6,720
	Morgan Sindall P.L.C.	1,413	11,445
	Mothercare P.L.C.	1,618	7,933
	N Brown Group P.L.C.	4,102	14,579
	National Express Group P.L.C.	2,813	25,913
	Next P.L.C.	784	13,326
	Northern Foods P.L.C.	12,651	9,897
	Northgate P.L.C.	2,110	4,342
	Northumbrian Water Group P.L.C.	7,313	36,751
	Novae Group P.L.C.	2,793	12,206
	Old Mutual P.L.C.	22,624	18,320
	Oxford Instruments P.L.C.	3,659	11,015
*	Pace P.L.C.	9,382	5,663
	PayPoint P.L.C.	1,351	11,498
	Pearson P.L.C.	4,178	41,614
#	Pearson P.L.C. Sponsored ADR	7,231	73,178
	Pennon Group P.L.C.	1,217	10,532
	Persimmon P.L.C.	14,523	70,309
	Phoenix IT Group, Ltd.	2,066	5,284
	Premier Farnell P.L.C.	2,882	6,055
	Premier Foods P.L.C.	27,908	12,375
*	Premier Oil P.L.C.	2,472	29,635
	Provident Financial P.L.C.	1,806	23,022
	Prudential P.L.C.	5,790	29,085
	Prudential P.L.C. ADR	800	8,296
	PV Crystalox Solar P.L.C.	4,880	10,657
	PZ Cussons P.L.C.	16,088	32,474
	Qinetiq P.L.C.	13,513	37,139
	Quintain Estates & Development P.L.C.	3,350	4,575
	R.E.A. Holdings P.L.C.	1,822	7,923
	Rathbone Brothers P.L.C.	2,744	35,554
	Reckitt Benckiser Group P.L.C.	1,201	50,802
	Reed Elsevier P.L.C. ADR	300	10,608

45

*	Regus P.L.C.	2,546	1,916
	Renishaw P.L.C.	339	2,896
	Rensburg Sheppards P.L.C.	765	5,644
	Rentokil Initial P.L.C.	38,243	27,795
	Restaurant Group P.L.C.	6,773	13,739
	Rexam P.L.C.	8,311	50,080
	RM P.L.C.	3,077	7,650
	Robert Wiseman Dairies P.L.C.	2,421	15,069
*	Rolls-Royce Group P.L.C.	10,169	53,803
*	Rolls-Royce Group P.L.C. Series C	581,667	936
	Rotork P.L.C.	891	10,677
	Royal Bank of Scotland Group P.L.C.	49,888	54,952
	Royal Dutch Shell P.L.C. ADR	14,348	793,301
	RPS Group P.L.C.	9,781	23,283
	RSA Insurance Group P.L.C.	79,072	175,843
	SABmiller P.L.C.	11,345	180,201
	Sage Group P.L.C.	14,940	41,825
	Sainsbury (J.) P.L.C.	35,804	163,559
	Savills P.L.C.	2,141	7,911
	Schroders P.L.C.	2,382	30,536
	Schroders P.L.C. Non-Voting	637	6,779
	Scottish & Southern Energy P.L.C.	1,779	34,871
*	SDL P.L.C.	2,157	8,457
	Senior P.L.C.	25,409	23,317
	Serco Group P.L.C.	4,183	24,946
	Severfield-Rowen P.L.C.	1,704	4,211
	Shanks Group P.L.C.	7,456	15,070
	Shire, P.L.C. ADR	900	35,505
	SIG P.L.C.	4,137	16,227
	Smith & Nephew P.L.C. Sponsored ADR	200	9,234
	Smiths Group P.L.C.	698	8,987
*	Soco International P.L.C.	1,637	37,713
	Southern Cross Healthcare, Ltd.	1,208	1,848
	Spectris P.L.C.	1,704	13,677
	Speedy Hire P.L.C.	1,551	5,980
	Spirax-Sarco Engineering P.L.C.	2,334	30,289
	Spirent Communications P.L.C.	45,576	39,870
	SSL International P.L.C.	1,871	12,636
	St Ives Group P.L.C.	2,117	2,981
	ST Modwen Properties P.L.C.	444	1,360
	St. Jame’s Place P.L.C.	3,329	9,955
	Standard Chartered P.L.C.	21,476	354,934
	Standard Life P.L.C.	17,066	66,063
	Sthree P.L.C.	3,972	9,677
	Tate & Lyle P.L.C.	7,983	47,459
	Ted Baker P.L.C.	479	2,527
	Tesco P.L.C.	8,809	48,265
	The Berkeley Group Holdings P.L.C.	5,979	71,989
	The Weir Group P.L.C.	4,750	26,685
	Thomas Cook Group P.L.C.	17,941	48,671
	Thomson Reuters P.L.C.	3,907	67,696
	Tomkins P.L.C.	6,288	11,542

46

	Tomkins P.L.C. Sponsored ADR	3,600	26,496
	Travis Perkins P.L.C.	2,527	11,960
	Trinity Mirror P.L.C.	7,922	4,450
	TUI Travel P.L.C.	8,237	25,143
	Tullett Prebon P.L.C.	7,610	29,164
	Tullow Oil P.L.C.	3,883	32,977
*	UK Coal P.L.C.	1,856	2,909
	Ultra Electronics Holdings P.L.C.	1,898	33,670
	Umeco P.L.C.	322	1,398
	United Business Media P.L.C.	6,873	44,724
*	United Utilities Group P.L.C.	2,514	28,388
	Venture Production P.L.C.	4,960	32,370
	Victrex P.L.C.	1,019	9,425
	Vodafone Group P.L.C. Sponsored ADR	31,000	597,370
	VT Group P.L.C.	3,266	26,309
	Wellstream Holdings P.L.C.	777	5,425
	WH Smith P.LC.	2,087	12,548
	Whitbread P.L.C.	4,901	71,033
	William Hill P.L.C.	11,401	35,055
	William Morrison Supermarkets P.L.C.	28,783	122,556
	Wincanton P.L.C.	8,167	23,374
	Wolseley P.L.C.	3,957	21,655
	WSP Group P.L.C.	1,802	8,421
*	Xchanging P.L.C.	9,715	34,603
	Xstrata P.L.C.	10,486	179,356
	Yell Group P.L.C.	15,414	15,298

TOTAL — UNITED KINGDOM			11,243,414

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (7.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,325,000 FHLMC 5.50%, 09/15/32, valued at $5,204,672) to be repurchased at $5,127,402	$5,127	5,127,000

		Shares
SECURITIES LENDING COLLATERAL — (6.7%)
§ @	DFA Short Term Investment Fund LP	2,860,330	2,860,330

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.18%, 11/03/08 (Collateralized by $2,073,846 FNMA 5.125%, 04/15/11, valued at $2,113,951) to be repurchased at $2,032,089	$2,032	2,032,059

TOTAL SECURITIES LENDING COLLATERAL			4,892,389

TOTAL INVESTMENTS - (100.0%) (Cost $89,320,612)			$72,436,491

See accompanying Notes to Financial Statements.

47

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

BRAZIL — (11.2%)
COMMON STOCKS — (4.5%)
	Acos Villares SA Avil	664,000	$156,307
	AES Tiete SA (2440693)	101,000	519,801
	AES Tiete SA (2441038)	65,300	404,188
*	All America Latina Logistica SA	150,400	692,819
	American Banknote SA	49,100	244,310
*	Anhanguera Educacional Participacoes SA	26,800	197,923
*	B2W Cia Global Do Varejo	31,500	404,200
	Banco Bradesco SA	147,000	1,424,879
	Banco do Brasil SA	87,400	576,884
	Banco Pine SA	14,600	31,673
*	Banco Sofisa SA	29,200	45,286
	Bematech SA	41,200	75,116
*	Bombril SA	8,400	27,916
*	BR Malls Participacoes SA	29,200	107,824
*	Brascan Residential Properties SA	17,600	25,102
*	Centrais Eletricas Brasileiras SA (2308445)	84,100	908,350
*	Centrais Eletricas Brasileiras SA (2311120)	93,000	1,114,798
*	Cia de Gas de Sao Paulo	20,600	309,024
	Cia de Saneamento de Minas Gerais-Copasa	25,800	163,148
	Cia de Saneamento do Parana	58,300	40,095
*	Cia Energetica de Minas Gerais	17,900	190,030
	Cia Energetica de Sao Paulo	54,800	245,354
*	Cia Hering	9,000	24,883
	Companhia de Concessoes Radoviarias	158,000	1,560,674
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	21,100	485,300
	Companhia Siderurgica Nacional SA	42,000	558,708
	Companhia Siderurgica Nacional SA Sponsored ADR	445,284	6,055,862
	Companhia Vale do Rio Doce ADR	560,690	7,356,253
*	Cosan SA Industria e Comercio	2,400	11,687
*	Cyrela Brazil Realty SA	244,200	1,163,233
*	Diagnosticos Da America SA	35,200	407,810
	Empresa Brasileira de Aeronautica SA	98,400	510,962
#	Empresa Brasileira de Aeronautica SA ADR	91,425	1,912,611
	Eternit SA	159,600	304,982
	Ferbasa-Ferro Ligas Da Bahia	40,400	137,992
	Fertilizantes Fosfatados SA	102,000	545,663
	Gerdau SA	117,300	619,933
*	Global Village Telecom Holding SA	67,700	735,903
	Grendene SA	26,300	137,175
*	IdeiasNet SA	36,000	41,542
*	Iguatemi Empresa de Shopping Centers SA	10,500	49,435

1

	Industrias Romi SA	18,000	54,835
*	JBS SA	353,300	644,143
*	JHSF Participacoes SA	30,200	27,879
*	Light SA	104,000	1,074,803
	Localiza Rent a Car SA	37,100	148,126
*	Lojas Americanas SA	2,400	9,361
	Lojas Renner SA	67,400	497,761
*	Lupatech SA	11,400	97,346
*	M Dias Branco SA	22,100	165,253
*	Medial Saude SA	39,600	122,465
*	Mmx Mineracao e Metalicos SA	44,800	85,609
	Natura Cosmeticos SA	51,000	428,433
*	OdontoPrev SA	18,300	226,290
*	PDG Realty SA Empreendimentos e Participacoes	30,300	157,759
	Perdigao SA	84,864	1,233,887
#	Perdigao SA ADR	22,700	663,975
	Petroleo Brasileiro SA ADR (71654V101)	419,036	9,248,124
	Petroleo Brasileiro SA ADR (71654V408)	304,110	8,177,518
*	Plascar Participacoes Industriais SA	82,800	80,641
*	Porto Seguro SA	88,300	437,730
*	Sao Carlos Empreendimentos e Participacoes SA	8,800	36,760
*	Sao Martinho SA	51,300	314,690
	Souza Cruz SA	56,000	971,115
*	Tam SA	31,400	333,204
	Tele Norte Leste Participacoes SA	22,900	359,381
*	Telecomunicacoes de Sao Paulo SA	26,000	444,034
*	Tim Participacoes SA	65,700	170,126
*	Totvs SA	15,050	258,417
	Tractebel Energia SA	152,200	1,201,302
*	Universo Online SA	40,900	118,745
	Usinas Siderurgicas de Minas Gerais SA	26,000	297,623
*	Vivo Participacoes SA	5,400	58,574
#	Vivo Participacoes SA ADR	171,600	1,877,304
	Weg SA	169,000	959,474
TOTAL COMMON STOCKS			61,508,322

PREFERRED STOCKS — (6.7%)
	Aracruz Celulose SA Series B	90,000	110,501
#	Aracruz Celulose SA Sponsored ADR	93,000	1,236,900
	Banci Itau Holding Financeira SA	32,250	348,327
	Banco Bradesco SA	26,762	306,963
	Banco Bradesco SA Sponsored ADR	809,450	9,470,565
	Banco Itau Holding Financeira SA ADR	557,000	6,160,420
#	Brasil Telecom Participacoes SA ADR	26,766	916,735
#	Brasil Telecom SA ADR	30,471	545,431
	Braskem SA Preferred A	58,000	251,918
#	Braskem SA Preferred A Sponsored ADR	95,885	827,488
	Centrais Electricas de Santa Catarina SA	45,450	705,928
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	36,114	1,080,892
	Companhia de Bebidas das Americas	22,214	933,060

2

	Companhia de Bebidas das Americas Preferred ADR	34,600	1,470,500
*	Companhia de Tecidos Norte de Minas	50,600	92,021
	Companhia de Transmissao de Energia Eletrica Paulista	12,400	234,664
	Companhia Energetica de Minas Gerais	3,336	50,814
	Companhia Energetica de Minas Gerais SA Sponsored ADR	213,386	3,245,601
	Companhia Energetica do Ceara Coelce Series A	13,700	101,240
	Companhia Paranaense de Energia-Copel Series B	34,380	377,997
#	Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	772,840
	Companhia Vale do Rio Doce Series A	237,528	2,755,171
	Companhia Vale do Rio Doce Sponsored ADR	486,200	5,693,402
	Confab Industrial SA	279,330	504,122
*	Contax Participacoes SA	1,000	12,915
	Contax Participacoes SA ADR	46,700	30,743
	Duratex SA	137,800	1,151,249
	Eletropaulo Metropolita SA Preferred A	17,720	192,209
	Empressa Metropolitanade Aguas e Energia SA	6,100	27,452
	Forjas Taurus SA	144,210	228,313
	Gerdau SA	45,600	290,038
	Gerdau SA Sponsored ADR	678,100	4,346,621
*	Inepar Industria e Construcoes SA	2,100	14,540
	Investimentos Itau SA	1,852,047	6,154,968
	Klabin SA	971,000	1,676,224
	Lojas Americanas SA	184,600	507,831
	Mahle-Metal Leve SA Industria e Comercio	8,666	79,800
	Marcopolo SA	183,100	318,618
	Metalurgica Gerdau SA	394,900	3,523,387
*	Net Servicos de Comunicacao SA	45,223	287,432
	Net Servicos de Comunicacao SA Preferred ADR	97,294	636,303
*	Paranapanema SA	42,517	48,277
	Randon e Participacoes SA	126,600	438,264
	Sadia SA	330,000	673,252
#	Sadia SA ADR	109,066	660,940
	Sao Paulo Alpargatas SA	21,000	358,643
	Saraiva Livreiros Editores	33,200	294,992
	Suzano Papel e Celullose SA	205,905	1,221,269
	Tele Norte Leste Participacoes SA	27,000	365,151
	Tele Norte Leste Participacoes SA ADR	141,100	1,916,138
	Telecomunicacoes de Sao Paulo SA	31,600	700,115
#	Telecomunicacoes de Sao Paulo SA ADR	68,500	1,558,375
	Telemar Norte Leste SA	69,300	1,688,918
	Telemig Celular Participacoes SA	3,498	54,089
#	Telemig Celular Participacoes SA ADR	4,453	140,848
	Tim Participacoes SA	33,270	48,066
#	Tim Participacoes SA ADR	111,480	1,612,001
*	Trafo Equipamentos Electricos SA	54,900	48,273
	Ultrapar Participacoes SA	120,659	2,227,722
	Ultrapar Participacoes SA Sponsored ADR	15,200	281,200
	Uniao de Industrias Petroquimicas SA Series B	867,609	300,349
	Unibanco-Uniao de Bancos Brasileiros SA ADR	163,766	10,330,359
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	2,924,930
	Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,268,821
*	Vivo Participacoes SA	79,737	867,859

3

	Votorantim Celulose e Papel SA	42,937	426,496
#	Votorantim Celulose e Papel SA Sponsored ADR	141,300	1,425,717
	Whirlpool SA	51,787	44,939
TOTAL PREFERRED STOCKS			92,598,146

RIGHTS/WARRANTS — (0.0%)
*	Anhanguera Educacional Participacoes SA Rights 11/11/08	524	—

TOTAL — BRAZIL			154,106,468

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
	Aguas Andinas SA Series A	1,484,059	391,619
	Banco de Chile	1,722,617	84,134
#	Banco de Chile Series F ADR	28,274	893,458
	Banco de Credito e Inversiones SA Series A	36,660	614,871
	Banco Santander Chile SA	988,793	30,515
	Banco Santander Chile SA ADR	22,681	811,980
	Banmedica SA	299,376	187,459
	CAP SA	94,979	1,140,513
	Cementos Bio-Bio SA	180,149	241,721
	Cintac SA	149,288	37,837
*	Colbun SA	8,671,094	1,315,757
	Compania Cervecerias Unidas SA	36,271	194,666
	Compania Cervecerias Unidas SA ADR	28,574	763,783
	Compania de Consumidores de Gas Santiago SA	24,536	65,840
	Compania de Telecomunicaciones de Chile SA Series A	58,608	95,241
	Compania General de Electricidad SA	147,411	632,939
	Compania SudAmericana de Vapores SA	844,765	648,608
	Compania Telecomunicaciones de Chile SA Sponsored ADR	211,038	1,432,948
	Corpbanca SA	144,924,645	540,159
#	Corpbanca SA ADR	1,500	27,225
	Cristalerias de Chile SA	58,676	349,922
	Distribucion y Servicio D&S SA	705,881	199,730
#	Distribucion y Servicio D&S SA ADR	49,465	880,972
	Embotelladora Andina SA Series B	79,022	155,181
	Embotelladora Andina SA Series B ADR	10,900	129,165
	Empresa Nacional de Electricidad SA	351,708	410,566
#	Empresa Nacional de Electricidad SA Sponsored ADR	71,700	2,667,240
	Empresa Nacional de Telecomunicaciones SA	121,071	1,260,943
	Empresas CMPC SA	122,353	2,263,189
	Empresas Copec SA	367,348	3,039,171
	Empresas Iansa SA	2,735,872	64,853
	Enersis SA	1,676,555	455,163
	Enersis SA Sponsored ADR	194,612	2,802,413
	Farmacias Ahumada SA	46,764	62,050
	Industrias Forestales SA	54,906	7,204
	Lan Airlines SA	33,980	307,119
	Lan Airlines SA Sponsored ADR	14,200	143,278
	Madeco SA	4,797,247	268,703
#	Madeco SA Sponsored ADR	31,150	169,768

4

	Masisa SA	4,099,269	311,746
	S.A.C.I. Falabella SA	280,132	738,304
	Sociedad Quimica y Minera de Chile SA Series B	11,313	236,515
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	69,600	1,593,840
	Soquimic Comercial SA	134,454	49,712
	Vina de Concha y Toro SA	328,967	456,115
#	Vina de Concha y Toro SA Sponsored ADR	4,900	134,505
	Vina San Pedro SA	16,383,152	73,275

TOTAL — CHILE			29,381,915

CHINA — (11.8%)
COMMON STOCKS — (11.8%)
#	Agile Property Holdings, Ltd.	1,216,000	404,053
#	Air China, Ltd.	1,760,000	491,620
* #	Ajisen China Holdings, Ltd.	395,000	171,074
	Aluminum Corp. of China, Ltd.	30,000	10,902
#	Aluminum Corp. of China, Ltd. ADR	211,300	1,981,994
	AMVIG Holdings, Ltd.	522,000	306,903
#	Angang Steel Co., Ltd.	1,021,160	626,563
* #	Anhui Conch Cement Co., Ltd.	148,000	471,360
#	Anhui Expressway Co., Ltd.	328,000	124,102
* #	AviChina Industry and Technology Co., Ltd.	1,164,000	78,297
#	Bank of China, Ltd.	13,954,000	4,074,412
#	Bank of Communications Co., Ltd.	3,083,000	1,816,888
#	Baoye Group Co., Ltd.	142,000	18,374
#	Beijing Capital International Airport Co., Ltd.	1,642,000	925,907
#	Beijing Capital Land, Ltd.	1,140,000	104,948
	Beijing Enterprises Holdings, Ltd.	487,000	1,923,332
#	Beijing North Star Co., Ltd.	470,000	46,489
	Belle International Holdings, Ltd.	1,000	480
*	Bosideng International Holdings, Ltd.	1,010,000	103,696
*	Brilliance China Automotive Holdings, Ltd.	3,386,000	141,643
#	Byd Co., Ltd.	762,300	1,295,629
* #	Catic Shenzhen Holdings, Ltd.	156,000	34,726
#	Chaoda Modern Agriculture	2,151,025	1,515,454
*	China Aerospace International Holdings, Ltd.	1,308,600	52,255
*	China Agri-Industries Holdings, Ltd.	1,684,000	600,337
* #	China Citic Bank	2,731,000	843,623
#	China Construction Bank Corp.	16,423,000	8,147,109
#	China COSCO Holdings Co., Ltd.	1,053,500	567,538
* #	China Eastern Airlines Corp., Ltd.	978,000	124,045
#	China Everbright International, Ltd.	1,490,000	130,020
#	China Everbright, Ltd.	837,400	786,268
#	China Foods, Ltd.	1,056,000	277,935
#	China Gas Holdings, Ltd.	1,770,000	145,698
#	China Green (Holdings), Ltd.	543,000	421,579
*	China Haidian Holdings, Ltd.	770,000	31,534
#	China Insurance International Holdings Co., Ltd.	464,000	1,081,740
#	China Life Insurance Co., Ltd. ADR	159,456	6,317,647
#	China Mengniu Dairy Co., Ltd.	587,000	564,349
	China Merchants Holdings (International) Co., Ltd.	807,183	1,923,030

5

* #	China Mining Resources Group, Ltd.	4,880,000	156,331
	China Mobile, Ltd. Sponsored ADR	318,041	13,958,819
* #	China Molybdenum Co., Ltd.	558,000	174,735
	China Nickel Resources Holding Co., Ltd.	478,000	31,236
#	China Oilfield Services, Ltd.	718,000	394,565
#	China Overseas Land & Investment, Ltd.	1,100,000	1,242,194
	China Petroleum and Chemical Corp. (Sinopec)	48,000	31,520
#	China Petroleum and Chemical Corp. (Sinopec) ADR	88,600	5,761,658
#	China Pharmaceutical Group, Ltd.	1,110,000	218,688
	China Rare Earth Holdings, Ltd.	1,636,000	153,284
	China Resources Enterprise, Ltd.	1,222,000	2,432,882
#	China Resources Land, Ltd.	524,000	530,417
	China Resources Power Holdings Co., Ltd.	1,068,000	2,087,253
	China Shenhua Energy Co., Ltd.	786,000	1,492,284
	China Shineway Pharmaceutical Group, Ltd.	133,000	50,392
#	China Shipping Container Lines Co., Ltd.	4,050,300	466,374
#	China Shipping Development Co., Ltd.	648,000	638,570
* #	China Southern Airlines Co., Ltd.	1,126,000	175,341
* #	China Southern Airlines Co., Ltd. ADR	33,900	267,132
#	China State Construction International Holdings, Ltd.	1,308,000	145,170
#	China Telecom Corp., Ltd. ADR	178,921	6,306,965
	China Unicom Hong Kong, Ltd.	42,000	59,964
#	China Unicom Hong Kong, Ltd. ADR	497,782	7,173,039
#	China Yurun Food Group, Ltd.	559,000	664,408
	Chongqing Iron and Steel Co., Ltd.	308,000	41,536
*	CITIC 21CN Co., Ltd.	1,604,000	25,387
	CNOOC, Ltd.	233,000	191,312
	CNOOC, Ltd. ADR	195,076	15,935,758
	CNPC Hong Kong, Ltd.	3,260,000	999,538
#	Comba Telecom Systems Holdings, Ltd.	616,000	57,486
	COSCO International Holdings, Ltd.	926,000	168,401
	COSCO Pacific, Ltd.	1,276,000	929,207
#	Datang International Power Generation Co., Ltd.	4,076,000	1,535,113
	Denway Motors, Ltd.	6,004,000	1,497,310
	Digital China Holdings, Ltd.	110,000	33,288
#	Dongfang Electric Co., Ltd.	89,000	173,258
	Dongfeng Motor Corp.	3,186,000	901,883
	Dynasty Fine Wines Group, Ltd.	548,000	71,734
*	Enerchina Holdings, Ltd.	237,900	2,857
	First Tractor Co., Ltd.	170,000	20,701
*	Fosun International	691,500	142,379
#	Geely Automobile Holdings, Ltd.	3,805,000	146,126
#	Golden Eagle Retail Group, Ltd.	569,000	308,644
	GOME Electrical Appliances Holdings, Ltd.	4,587,000	916,230
#	Great Wall Motor Co., Ltd.	481,000	143,430
*	Great Wall Technology Co., Ltd.	296,000	18,460
	Guangdong Investment, Ltd.	2,498,000	764,586
	Guangshen Railway Co., Ltd. Sponsored ADR	30,927	592,252
	Guangzhou Investment Co., Ltd.	4,510,000	335,272
#	Guangzhou Pharmaceutical Co., Ltd.	310,000	73,283
#	Guangzhou R&F Properties Co., Ltd.	950,000	456,502
#	Guangzhou Shipyard International Co., Ltd.	168,000	118,701

6

#	GZI Transport, Ltd.	610,000	158,217
	Hainan Meilan International Airport Co., Ltd.	90,000	24,658
#	Hengan International Group Co., Ltd.	298,000	831,142
#	Huadian Power International Corp.	1,290,000	238,135
#	Huaneng Power International, Inc. ADR	123,954	2,430,738
#	Industrial and Commercial Bank of China (Asia), Ltd.	21,941,000	10,323,691
* #	Intime Department Store Group Co., Ltd.	686,000	203,095
	Jiangsu Express Co., Ltd.	1,096,000	766,602
#	Jiangxi Copper Co., Ltd.	936,000	460,134
	Kingdee International Software Group Co., Ltd.	984,000	147,725
*	Kingsoft Corp., Ltd.	184,000	48,755
* #	Kingway Brewery Holdings, Ltd.	594,000	34,684
* #	KWG Property Holding, Ltd.	915,000	195,825
#	Lenovo Group, Ltd.	2,554,000	748,070
	Lianhua Supermarket Holdings Co., Ltd.	178,000	209,094
#	Lingbao Gold Co., Ltd.	144,000	21,406
#	Lonking Holdings, Ltd.	570,000	229,662
#	Maanshan Iron and Steel Co., Ltd.	1,970,000	367,107
#	Mingyuan Medicare Development Co., Ltd.	1,150,000	84,772
	Minmetals Resources, Ltd.	1,328,000	131,270
#	Neo-China Land Group (Holdings), Ltd.	461,000	302,771
	PetroChina Co., Ltd. ADR	255,073	19,023,344
* #	PICC Property and Casualty Co., Ltd.	2,446,000	677,187
#	Ping An Insurance (Group) Co. of China, Ltd.	735,000	3,143,394
	Qingling Motors Co., Ltd.	874,000	74,343
*	Qunxing Paper Holdings Co., Ltd.	140,000	22,491
* #	Semiconductor Manufacturing International Corp.	7,447,000	137,769
#	Shandong Molong Petroleum Machinery Co., Ltd.	496,000	31,022
*	Shanghai Electric Group Co., Ltd.	3,428,000	1,037,293
	Shanghai Industrial Holdings, Ltd.	612,000	973,067
#	Shanghai Prime Machinery Co., Ltd.	892,000	75,689
	Shenji Kunming Machine Tool Co., Ltd.	26,000	6,885
	Shenzhou International Group	267,000	37,554
#	Shimao Property Holdings, Ltd.	1,774,000	961,838
#	Shougang Concord International Enterprises Co., Ltd.	3,654,000	302,586
#	Sichuan Expressway Co., Ltd.	382,000	59,548
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	74,689
	Sino Biopharmaceutical, Ltd.	148,000	15,382
	SinoCom Software Group, Ltd.	482,000	34,861
#	Sinofert Holdings, Ltd.	1,394,000	777,940
#	Sinolink Worldwide Holdings, Ltd.	2,172,000	124,712
*	Sino-Ocean Land Holdings, Ltd.	1,330,500	357,653
#	Sinopec Kantons Holdings, Ltd.	592,000	59,041
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	26,688	500,667
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	145,704
#	Skyworth Digital Holdings, Ltd.	1,250,000	59,254
	SRE Group, Ltd.	2,288,000	115,213
*	Stone Group Holdings, Ltd.	1,004,000	32,105
* #	TCL Communication Technology Holdings, Ltd.	1,914,000	18,948
* #	TCL Multimedia Technology Holdings, Ltd.	3,232,000	37,319
#	Tianjin Capital Environmental Protection	772,000	76,399
#	Tianjin Development Holdings, Ltd.	544,000	152,068

7

* #	Towngas China Co., Ltd.	847,000	167,629
#	Tsingtao Brewery Co., Ltd.	192,000	345,120
*	Vinda International Holdings, Ltd.	173,000	36,597
	Weichai Power Co., Ltd.	122,000	291,154
	Weiqiao Textile Co., Ltd.	573,000	117,451
#	Xiamen International Port Co., Ltd.	1,136,000	98,702
#	Xinao Gas Holdings, Ltd.	618,000	538,617
*	Xingda International Holdings, Ltd.	810,000	83,648
*	Xinjiang Xinxin Mining Industry Co., Ltd.	312,000	61,547
* #	Xinyu Hengdeli Holdings, Ltd.	728,000	132,070
#	Xiwang Sugar Holdings Co., Ltd.	488,000	59,183
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	1,022,790
	Zhejiang Expressway Co., Ltd.	2,008,000	961,990
* #	Zhejiang Glass Co., Ltd.	192,000	25,124
	Zijin Mining Group Co., Ltd.	1,352,000	408,617
#	ZTE Corp.	161,000	364,054
TOTAL COMMON STOCKS			161,715,219

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	14,285	18

TOTAL — CHINA			161,715,237

CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
	CEZ A.S.	119,417	5,222,839
	Komercni Banka A.S.	21,075	3,208,970
	Phillip Morris CR A.S.	439	122,786
	Telefonica 02 Czech Republic A.S.	147,938	3,161,337
	Unipetrol A.S.	101,779	762,739
	Zentiva NV	19,900	1,160,858

TOTAL — CZECH REPUBLIC			13,639,529

HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
*	Danubius Hotel & Spa NYRT	6,194	157,064
#	Egis Gyogyszergyar NYRT	9,429	466,375
#	EMASZ RT	1,045	84,826
* #	Fotex NYRT	71,030	126,829
	Magyar Telekom Telecommunications P.L.C.	351,016	1,110,614
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	17,800	283,020
#	MOL Hungarian Oil & Gas NYRT	67,986	3,678,169
*	Pannonplast NYRT	42,550	155,849
* #	RABA Automotive Holding NYRT	15,268	53,338
#	Richter Gedeon NYRT	20,522	2,835,389
*	Synergon Information Systems	14,016	42,038
	Zwack Unicum NYRT	611	31,766

TOTAL — HUNGARY			9,025,277

8

INDIA — (8.3%)
COMMON STOCKS — (8.3%)
		315,025	474,284
*	3M India, Ltd.	2,635	50,495
	Aban Offshore, Ltd.	9,095	151,125
*	Abhishek Industries, Ltd.	93,420	15,438
*	ACC, Ltd.	58,994	598,615
	Adani Enterprises, Ltd.	86,478	673,254
	Aditya Birla Nuvo, Ltd.	50,423	573,541
	Adlabs Films, Ltd.	23,621	80,294
	Ador Welding, Ltd.	8,446	15,876
	Aftek, Ltd.	59,619	19,126
*	Agro Tech Foods, Ltd.	8,888	17,652
	Ajmera Realty & Infra India	31,482	25,728
	Alembic, Ltd.	89,566	55,475
	Alfa Laval (India), Ltd.	2,323	40,731
*	Allahabad Bank, Ltd.	146,928	146,725
	Alok Industries, Ltd.	90,537	31,445
	Alstom Projects India, Ltd.	28,137	136,580
	Ambuja Cements, Ltd.	660,356	831,464
	Amtek Auto, Ltd.	67,650	101,307
*	Andhra Bank	187,473	163,855
	Ansal Properties & Infrastructure, Ltd.	64,986	59,267
	Apollo Hospitals Enterprise, Ltd.	40,268	325,465
	Apollo Tyres, Ltd.	253,901	119,921
*	Aptech, Ltd.	23,684	38,761
*	Arvind Mills, Ltd.	202,209	59,584
*	Asahi India Glass, Ltd.	65,517	55,501
	Asea Brown Boveri India, Ltd.	24,530	272,426
	Ashapura Minechem, Ltd.	37,068	24,852
	Ashok Leyland, Ltd.	829,414	320,280
	Asian Hotels, Ltd.	10,213	57,723
	Asian Paints (India), Ltd.	21,257	416,801
	Aurobindo Pharma, Ltd.	43,213	112,218
	Automotive Axles, Ltd.	5,791	16,365
	Avaya GlobalConnect, Ltd.	6,138	9,156
	Aventis Pharma, Ltd.	10,597	154,912
	Axis Bank, Ltd.	178,525	2,066,601
	Bajaj Auto Finance, Ltd.	18,427	27,948
	Bajaj Auto, Ltd. (6124142)	29,633	205,057
	Bajaj Auto, Ltd. (B2QKXW0)	19,633	221,077
	Bajaj Finserv, Ltd.	19,633	48,278
	Bajaj Hindusthan, Ltd.	66,763	62,738
	Balaji Telefilms, Ltd.	32,965	47,810
	Ballarpur Industries, Ltd.	331,872	134,713
	Balmer Lawrie & Co., Ltd.	8,790	43,643
*	Balrampur Chini Mills, Ltd.	251,022	222,573
	Bank of Maharashtra, Ltd.	245,477	131,259
	Bank of Rajasthan, Ltd.	93,423	72,702
	Bannari Amman Sugars, Ltd.	3,050	34,103
	Bata India, Ltd.	37,095	79,670

9

	BEML, Ltd.	17,714	159,035
	Berger Paints India, Ltd.	159,190	99,497
	Bharat Electronics, Ltd.	11,415	142,784
	Bharat Forge, Ltd.	159,290	335,585
	Bharat Heavy Electricals, Ltd.	44,992	1,185,940
	Bharati Shipyard, Ltd.	14,379	19,858
*	Bharti Airtel, Ltd.	196,392	2,632,657
	Bhushan Steel & Strips, Ltd.	24,738	340,686
	Biocon, Ltd.	109,996	217,295
	Birla Corp., Ltd.	47,059	78,868
	Blue Dart Express, Ltd.	6,396	59,238
	Blue Star, Ltd.	30,792	120,622
	Bombay Dyeing & Manufacturing Co., Ltd.	16,656	64,818
*	Bombay Rayon Fashions, Ltd.	43,335	140,060
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	73,419
	Britannia Industries, Ltd.	10,778	256,603
	Cadila Healthcare, Ltd.	64,749	339,976
*	Cairn India, Ltd.	209,557	566,925
*	Cambridge Solutions, Ltd.	41,331	57,095
	Carborundum Universal, Ltd.	53,283	104,100
	CCL Products (India), Ltd.	4,124	6,908
	Century Enka, Ltd.	7,789	10,925
	Century Textiles & Industries, Ltd.	32,511	112,483
	CESC, Ltd.	64,022	267,241
	Chambal Fertilizers & Chemicals, Ltd.	230,458	216,342
*	Chemplast Sanmar, Ltd.	224,492	19,720
	Chennai Petroleum Corp., Ltd.	63,829	159,146
*	Chi Investments, Ltd.	7,323	2,477
	Cipla, Ltd.	304,054	1,107,534
	City Union Bank, Ltd.	224,740	74,738
	Clariant Chemicals (India), Ltd.	4,264	14,780
	CMC, Ltd.	6,389	44,542
	Colgate-Palmolive (India), Ltd.	38,162	296,184
	Coromandel Fertilisers, Ltd.	94,897	228,228
*	Corporation Bank	40,521	163,792
	Cranes Software International, Ltd.	61,637	115,696
	Crisil, Ltd.	2,715	140,236
	Crompton Greaves, Ltd.	84,481	266,669
	Cummins India, Ltd.	61,033	258,276
	Dabur India, Ltd.	71,014	117,762
	Dalmia Cement (Bharat), Ltd.	22,766	37,445
	DCM Shriram Consolidated, Ltd.	101,063	60,030
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	64,896
*	Dish TV (India), Ltd.	104,302	31,613
	Dishman Pharmaceuticals & Chemicals, Ltd.	35,149	93,158
	Divi’s Laboratories, Ltd.	27,075	621,488
	DLF, Ltd.	32,629	147,329
	Dr. Reddy’s Laboratories, Ltd.	89,368	788,285
	Dr. Reddy’s Laboratories, Ltd. ADR	60,800	514,368
	E.I.D. - Parry (India), Ltd.	43,768	148,088
	Eicher Motors, Ltd.	15,615	65,071
	EIH, Ltd.	221,463	388,420

10

	Elder Pharmaceuticals, Ltd.	8,586	46,338
	Electrosteel Casings, Ltd.	124,739	43,981
	Elgi Equipments, Ltd.	23,578	15,287
	Esab India, Ltd.	9,613	61,295
*	Escorts, Ltd.	48,967	36,024
*	Essar Oil, Ltd.	193,917	337,061
	Essel Propack, Ltd.	64,950	18,040
*	Eveready Industries (India), Ltd.	30,440	11,578
	Exide Industries, Ltd.	338,304	345,005
	FAG Bearings (India), Ltd.	11,829	81,161
	FDC, Ltd.	127,472	66,529
	Federal Bank, Ltd.	202,416	538,891
	Financial Technologies (India), Ltd.	11,700	124,887
	Finolex Cables, Ltd.	94,015	46,030
	Finolex Industries, Ltd.	71,512	47,291
	Gail India, Ltd.	180,000	793,464
	Gammon India, Ltd.	53,301	83,427
	Geodesic, Ltd.	71,321	142,355
	Geometric, Ltd.	29,740	17,756
	GHCL, Ltd.	44,954	30,861
	Gillette India, Ltd.	8,542	127,469
	Gitanjali Gems, Ltd.	60,009	89,307
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	251,684
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	414,902
	Glenmark Pharmaceuticals, Ltd.	53,290	315,393
*	GMR Infrastructure, Ltd.	180,877	188,588
	Godfrey Phillips India, Ltd.	3,952	85,783
	Godrej Consumer Products, Ltd.	67,888	137,866
	Godrej Industries, Ltd.	85,686	124,813
*	Goetze (India), Ltd.	8,529	6,647
	Graphite India, Ltd.	68,222	53,482
*	Grasim Industries, Ltd.	18,334	388,753
	Great Eastern Shipping Co., Ltd.	98,153	440,094
	Great Offshore, Ltd.	15,364	106,258
	Greaves Cotton, Ltd.	18,476	39,201
*	GTL Infrastructure, Ltd.	102,164	81,520
	GTL, Ltd.	91,093	359,547
	Gujarat Alkalies & Chemicals, Ltd.	38,986	55,496
	Gujarat Ambuja Exports, Ltd.	106,310	56,918
	Gujarat Fluorochemicals, Ltd.	52,434	86,079
	Gujarat Gas Co., Ltd.	28,690	125,537
	Gujarat Industries Power Co., Ltd.	43,436	37,871
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	106,727
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	73,847
	H.E.G., Ltd.	23,274	65,569
	HCL Infosystems, Ltd.	128,442	233,451
	HCL Technologies, Ltd.	197,001	704,341
	HDFC Bank, Ltd.	137,419	2,923,648
#	HDFC Bank, Ltd. ADR	5,300	347,680
	Hero Honda Motors, Ltd. Series B	96,363	1,481,747
	Hexaware Technologies, Ltd.	73,660	30,502
	Hikal, Ltd.	4,307	29,653

11

*	Himachal Futuristic Communications, Ltd.	432,213	65,879
*	Himatsingka Seide, Ltd.	41,049	24,996
	Hinduja Ventures, Ltd.	10,967	26,579
	Hindustan Construction Co., Ltd.	135,525	116,428
*	Hindustan Motors, Ltd.	84,867	18,669
	Hindustan Oil Exploration Co., Ltd.	36,601	53,170
	Hindustan Sanitaryware & Industries, Ltd.	12,171	6,369
	Hindustan Unilever, Ltd.	297,109	1,350,539
	Honeywell Automation India, Ltd.	3,195	58,396
	Hotel Leelaventure, Ltd.	217,449	129,872
	HTMT Global Solutions, Ltd.	10,967	32,133
	ICI India, Ltd.	22,181	176,469
	ICICI Bank, Ltd. Sponsored ADR	265,553	4,538,301
	IDBI Bank, Ltd.	329,846	398,150
*	Idea Cellular, Ltd.	396,017	349,654
	India Cements, Ltd.	276,162	496,726
	India Glycols, Ltd.	13,721	21,979
	Indiabulls Financial Services, Ltd.	105,042	240,283
	Indiabulls Real Estate, Ltd.	87,037	216,689
	Indiabulls Securities, Ltd.	105,042	53,392
	Indian Hotels Co., Ltd.	472,732	448,822
*	Indian Overseas Bank	18,042	27,438
	Indo Rama Synthetics (India), Ltd.	52,177	15,280
	Indoco Remedies, Ltd.	5,448	18,111
	IndusInd Bank, Ltd.	239,215	201,105
	INEIS ABS India, Ltd.	17,327	30,616
	Infomedia 18, Ltd.	10,900	15,803
	Infosys Technologies, Ltd.	216,263	6,253,677
	Infotech Enterprises, Ltd.	17,652	54,537
	Infrastructure Development Finance Co., Ltd.	408,528	490,731
	Ipca Laboratories, Ltd.	15,138	121,384
*	Ispat Industries, Ltd.	145,697	35,566
	ITC, Ltd.	793,630	2,506,383
	IVRCL Infrastructures & Projects, Ltd.	90,153	158,900
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	36,555
	Jain Irrigation Systems, Ltd.	40,181	250,330
	Jammu & Kashmir Bank, Ltd.	28,063	218,469
*	JBF Industries, Ltd.	35,709	35,508
*	Jet Airways (India), Ltd.	38,723	125,587
	Jindal Poly Films, Ltd.	15,442	39,483
	Jindal Saw, Ltd.	32,696	251,058
	Jindal Steel & Power, Ltd.	70,610	1,162,833
	JK Tyre and Industries, Ltd.	17,588	17,687
	JSL, Ltd.	85,928	67,802
	JSW Steel, Ltd.	103,389	653,480
	Jubilant Organosys, Ltd.	65,603	222,231
	Jyoti Structures, Ltd.	32,390	37,253
	K.S.B. Pumps, Ltd.	6,634	30,009
	Kajaria Ceram	53,853	32,509
*	Kalpataru Power Transmission, Ltd.	9,455	89,414
	Karnataka Bank, Ltd.	70,184	118,773
	Karur Vysya Bank, Ltd.	30,439	146,445

12

	KEC International, Ltd.	12,355	29,446
	Kesoram Industries, Ltd.	25,880	79,538
	Kirloskar Oil Engines, Ltd.	111,764	125,735
*	Kotak Mahindra Bank, Ltd.	107,024	752,420
	KPIT Cummins Infosystems, Ltd.	39,860	24,082
*	KS Oils, Ltd.	249,360	201,286
	Lakshmi Machine Works, Ltd.	4,604	54,019
*	Lanco Infratech, Ltd.	41,668	98,264
*	Landmark Property Development Co., Ltd.	70,554	6,306
	Larsen & Toubro, Ltd.	91,692	1,525,431
	LIC Housing Finance, Ltd.	86,717	350,867
	Lupin, Ltd.	32,010	435,006
	Madras Cements, Ltd.	71,940	96,627
	Mahanagar Telephone Nigam, Ltd.	90,961	122,345
#	Mahanagar Telephone Nigam, Ltd. ADR	28,700	85,239
	Maharashtra Scooters, Ltd.	2,000	3,423
	Maharashtra Seamless, Ltd.	41,938	156,359
	Mahindra & Mahindra, Ltd.	196,047	1,509,241
	Mahindra Lifespace Developers, Ltd.	19,591	76,495
	Mahindra Ugine Steel Co., Ltd.	12,400	7,092
	Mangalam Cement, Ltd.	13,880	14,812
	Mangalore Refinery & Petrochemicals, Ltd.	533,064	418,082
	Marico, Ltd.	173,680	174,732
	Maruti Suzuki India, Ltd.	84,742	991,185
	Mastek, Ltd.	20,667	92,325
*	Matrix Laboratories, Ltd.	84,937	121,485
*	MAX India, Ltd.	105,173	212,833
*	McDowell Holdings, Ltd.	2,935	3,283
	Megasoft, Ltd.	4,829	2,246
	Mercator Lines, Ltd.	117,729	82,414
	Merck, Ltd.	6,714	37,819
	Micro Inks, Ltd.	1,512	3,306
	MIRC Electronics, Ltd.	60,413	14,521
	Mirza International, Ltd.	39,745	7,355
	Monnet Ispat, Ltd.	27,313	85,778
	Monsanto India, Ltd.	4,435	105,444
	Moser Baer (India), Ltd.	141,676	225,084
	Motherson Sumi Systems, Ltd.	99,562	125,374
	Motor Industries Co., Ltd.	5,960	395,274
	Mphasis, Ltd.	73,196	233,289
	MRF, Ltd.	2,157	90,727
	Mukand, Ltd.	49,759	28,567
	Mukta Arts, Ltd.	2,950	3,577
*	Mysore Cements, Ltd.	87,234	25,224
	Nagarjuna Construction Co., Ltd.	118,123	154,651
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	83,488
*	Nahar Capital & Financial Services, Ltd.	9,759	4,583
	Nahar Poly Films, Ltd.	15,371	2,794
	Nahar Spinning Mills, Ltd.	21,836	10,539
	Navneet Publications (India), Ltd.	50,750	45,514
*	NELCO, Ltd.	8,380	5,515
*	Netflier Finco, Ltd.	4,397	1,176

13

	NIIT Technologies, Ltd.	35,350	47,331
	NIIT, Ltd.	131,535	88,039
	Nirma, Ltd.	70,348	131,957
	NOCIL, Ltd.	79,587	23,174
	Nucleus Software Exports, Ltd.	12,516	14,298
	OCL India, Ltd.	23,518	27,047
*	OCL Iron & Steel, Ltd.	70,554	6,363
*	Octav Investments, Ltd.	988	200
	Omax Autos, Ltd.	24,208	12,913
	Opto Circuits India, Ltd.	33,865	105,924
*	Oracle Financial Services	13,800	174,577
	Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	111,101
	Orient Paper and Industries, Ltd.	70,870	31,369
*	Oriental Bank of Commerce	12,000	30,191
	Panacea Biotec, Ltd.	35,740	109,997
	Pantaloon Retail India, Ltd.	8,100	33,877
	Patel Engineering, Ltd.	18,207	50,664
	Patni Computer Systems, Ltd.	79,244	230,748
*	Patni Computer Systems, Ltd. ADR	16,659	96,622
	Petronet LNG, Ltd.	537,159	421,021
	Pfizer, Ltd.	15,293	147,181
	Pidilite Industries, Ltd.	95,780	181,522
	Piramal Healthcare, Ltd.	86,314	397,346
*	Piramal Life Sciences, Ltd.	8,631	11,450
	Polaris Software Lab, Ltd.	59,814	55,335
	Praj Industries, Ltd.	47,766	65,973
	Pricol, Ltd.	37,006	6,886
	Prism Cements, Ltd.	160,404	55,151
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	52,644
	PSL, Ltd.	23,485	53,550
	PTC India, Ltd.	235,081	254,309
*	Punj Lloyd, Ltd.	132,708	483,297
	Punjab Tractors, Ltd.	11,028	26,263
*	PVP Ventures, Ltd.	8,856	7,366
	Radico Khaitan, Ltd.	41,971	52,760
	Rain Commodities, Ltd.	25,235	61,172
	Rallis India, Ltd.	8,513	64,401
*	Rama Newsprint & Papers, Ltd.	31,486	9,763
	Ranbaxy Laboratories, Ltd.	153,955	537,320
	Raymond, Ltd.	35,742	62,362
	REI Agro, Ltd.	24,462	471,679
	Reliance Capital, Ltd.	96,643	1,306,911
	Reliance Communications, Ltd.	858,243	3,927,113
	Reliance Energy, Ltd.	69,057	653,764
	Reliance Industrial Infrastructure, Ltd.	5,844	40,351
	Reliance Industries, Ltd.	492,942	13,925,905
*	Reliance Natural Resources, Ltd.	369,225	331,789
*	Reliance Petroleum, Ltd.	393,672	699,093
	Rico Auto Industries, Ltd.	48,462	10,942
	Rolta India, Ltd.	141,344	533,309
	Ruchi Soya Industries, Ltd.	97,388	67,749
	Sakthi Sugars, Ltd.	22,108	19,188

14

	Satyam Computer Services, Ltd.	282,763	1,783,701
	Satyam Computer Services, Ltd. ADR	72,700	1,143,571
*	SEAMEC, Ltd.	15,622	12,222
	Sesa Goa, Ltd.	529,858	878,024
	Shanthi Gears, Ltd.	58,867	51,026
	Shree Cement, Ltd.	8,847	71,040
	Shriram Transport Finance Co., Ltd.	96,187	426,261
*	Sicagen India, Ltd.	24,134	2,435
*	Sical Logistics, Ltd.	24,134	15,400
	Siemens India, Ltd.	23,318	125,440
	SKF India, Ltd.	26,925	93,095
	Solectron Centum Electronics, Ltd.	5,559	4,455
	Solectron EMS India, Ltd.	2,779	1,969
	Sona Koyo Steering Systems, Ltd.	71,516	14,664
	Sonata Software, Ltd.	72,784	25,852
	South India Bank, Ltd.	94,185	125,486
	SREI Infrastructure Finance, Ltd.	74,280	74,048
	SRF, Ltd.	33,988	54,162
*	State Bank of India	23,000	526,448
	Sterling Biotech, Ltd.	106,102	390,524
	Sterlite Industries (India), Ltd. ADR	23,100	142,989
	Sterlite Industries (India), Ltd. Series A	133,272	788,588
	Sterlite Technologies, Ltd.	30,427	36,624
*	Strides Arcolab, Ltd.	16,893	44,734
	Subros, Ltd.	30,695	12,228
*	Sun Pharma Advanced Research Co., Ltd.	75,543	80,725
	Sun Pharmaceuticals Industries, Ltd.	29,350	681,956
*	Sun TV Network, Ltd.	58,061	179,562
	Sundaram-Clayton, Ltd.	6,924	15,536
	Sundram Fastners, Ltd.	105,224	40,146
	Supreme Industries, Ltd.	6,900	17,034
	Supreme Petrochem, Ltd.	73,968	17,189
	Suzlon Energy, Ltd.	194,082	175,652
	Swaraj Engines, Ltd.	10,500	30,955
	Syndicate Bank	274,612	283,847
	Taj GVK Hotels and Resorts, Ltd.	27,604	26,944
*	Tanla Solutions, Ltd.	29,236	53,414
	Tata Chemicals, Ltd.	113,705	368,179
#	Tata Communications, Ltd. ADR	10,400	249,392
	Tata Consultancy Services, Ltd.	80,510	897,997
	Tata Elxsi, Ltd.	12,000	24,945
	Tata Investment Corp., Ltd.	12,815	71,986
	Tata Metaliks, Ltd.	23,524	41,649
	Tata Motors, Ltd.	193,099	707,669
#	Tata Motors, Ltd. Sponsored ADR	33,100	193,635
	Tata Power Co., Ltd.	46,439	661,044
	Tata Steel, Ltd.	141,667	618,526
	Tata Tea, Ltd.	50,534	527,309
*	Tata Teleservices Maharashtra, Ltd.	814,592	228,086
	Tech Mahindra, Ltd.	33,847	229,981
*	Teledata Marine Solutions, Ltd.	39,608	27,433
*	Teledata Technology Solution	39,608	27,433

15

	Texmaco, Ltd.	7,927	113,373
	The Zandu Pharmaceutical Works, Ltd.	325	55,580
	Thermax, Ltd.	35,934	238,195
	Thomas Cook (India), Ltd.	75,993	72,628
*	Tinplate Company of India, Ltd.	35,844	18,262
	Titan Industries, Ltd.	13,360	279,417
	Torrent Pharmaceuticals, Ltd.	42,919	118,901
	Torrent Power, Ltd.	105,043	138,151
	Trent, Ltd.	9,713	60,079
	Tube Investments of India, Ltd.	98,973	49,704
	TVS Motor Co., Ltd.	101,084	61,616
*	UCO Bank	299,000	179,888
	Unichem Laboratories, Ltd.	18,017	61,403
*	Union Bank of India, Ltd.	143,833	371,750
	Unitech, Ltd.	256,490	259,348
	United Phosphorus, Ltd.	321,192	701,072
	United Spirits, Ltd.	19,192	353,863
	Usha Martin, Ltd.	125,845	91,732
*	Uttam Galva Steels, Ltd.	53,907	38,256
	Vardhman Textiles, Ltd.	26,377	28,130
	Varun Shipping Co.	91,874	84,248
	Vesuvius India, Ltd.	5,903	11,847
	Videocon Industries, Ltd.	4,542	11,269
	Videsh Sanchar Nigam, Ltd.	46,062	467,922
*	Vijaya Bank, Ltd.	68,675	37,119
	Voltas, Ltd.	86,300	130,632
	WABCO-TVS (India), Ltd.	6,924	19,897
*	Welspun India, Ltd.	36,850	17,832
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	146,474
	Wipro, Ltd.	129,021	721,957
#	Wipro, Ltd. ADR	46,940	363,316
*	Wire & Wireless India, Ltd.	90,698	17,417
	Wockhardt, Ltd.	47,988	110,419
	Wyeth, Ltd.	13,354	108,019
	Zee Entertainment Enterprises, Ltd.	317,817	1,004,582
	Zee News, Ltd.	82,009	64,855
	Zensar Technologies, Ltd.	11,384	22,468
	Zuari Industries, Ltd.	19,017	62,401
TOTAL COMMON STOCKS			113,850,137

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	4,864

RIGHTS/WARRANTS — (0.0%)
*	Dish TV (India), Ltd. Rights 2008	126,205	—

TOTAL — INDIA			113,855,001

16

INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
	PT Apexindo Pratama Tbk	1,663,500	361,398
	PT Asahimas Flat Glass Tbk	126,500	15,325
	PT Astra Agro Lestari Tbk	313,000	173,729
	PT Astra Graphia Tbk	879,000	17,501
	PT Astra International Tbk	2,195,000	1,827,122
*	PT Bakrie & Brothers Tbk	24,466,250	325,468
*	PT Bakrieland Development Tbk	15,358,500	106,063
	PT Bank Central Asia Tbk	12,939,000	3,135,820
	PT Bank CIMB Niaga Tbk	9,442,500	396,364
	PT Bank Danamon Indonesia Tbk	2,570,500	609,155
	PT Bank Mandiri Persero Tbk	11,623,500	1,667,314
*	PT Bank Pan Indonesia Tbk	12,131,500	575,527
	PT Bank Rakyat Indonesia Tbk	4,395,000	1,344,720
	PT Berlian Laju Tanker Tbk	374,000	21,515
	PT Bhakti Investama Tbk	8,600,850	173,168
	PT Budi Acid Jaya Tbk	2,800,500	41,866
	PT Bumi Resources Tbk	11,199,500	2,234,763
*	PT Charoen Pokphand Indonesia Tbk	1,972,832	68,407
*	PT Ciputra Surya Tbk	2,291,000	38,066
*	PT Citra Marga Nusaphala Persada Tbk	2,369,000	251,275
*	PT Clipan Finance Indonesia Tbk	490,000	9,072
*	PT Davomas Adabi Tbk	4,583,000	21,940
*	PT Delta Dunia Petronda Tbk	4,235,000	205,008
*	PT Energi Mega Persada Tbk	8,558,500	274,814
	PT Enseval Putera Megatrading Tbk	1,940,500	45,332
	PT Global Mediacom Tbk	6,630,000	177,322
	PT Gudang Garam Tbk	895,000	345,990
*	PT Hanson International Tbk	13,121,500	57,640
*	PT Holcim Indonesia Tbk	6,524,000	268,764
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	491,335
	PT Indofood Sukses Makmur Tbk	6,509,000	640,151
	PT Indosat Tbk	433,500	207,928
#	PT Indosat Tbk ADR	38,370	932,007
	PT International Nickel Indonesia Tbk	5,659,000	899,704
*	PT Intiland Development Tbk	1,077,000	38,005
	PT Jaya Real Property Tbk	352,500	18,459
*	PT Kawasan Industry Jababeka Tbk	10,229,000	50,323
	PT Lippo Karawaci Tbk	10,778,750	595,759
	PT Matahari Putra Prima Tbk	3,583,400	193,443
	PT Mayorah Indah Tbk	680,500	75,771
	PT Mitra Adiperkasa Tbk	1,232,500	55,057
*	PT Panin Insurance Tbk	3,559,000	50,386
*	PT Panin Life Tbk	18,335,500	133,258
	PT Petrosea Tbk	93,500	32,490
*	PT Polychem Indonesia Tbk	2,509,000	18,850
	PT Ramayana Lestari Sentosa Tbk	4,088,500	181,638
	PT Samudera Indonesia Tbk	117,000	44,043
	PT Semen Gresik Tbk	1,526,500	412,374
*	PT Sumalindo Lestari Jaya Tbk	857,000	19,173
	PT Summarecon Agung Tbk	4,136,532	79,289
*	PT Suryainti Permata Tbk	3,998,000	87,035
	PT Telekomunikasi Indonesia Tbk	1,289,000	644,870

17

#	PT Telekomunikasi Indonesia Tbk Sponsored ADR	106,812	2,140,512
	PT Tempo Scan Pacific Tbk	177,000	6,912
	PT Timah Tbk	4,810,000	502,535
	PT Trias Sentosa Tbk	2,750,000	43,598
	PT Trimegah Sec Tbk	5,343,500	64,155
	PT Tunas Ridean Tbk	620,000	41,405
	PT Unilever Indonesia Tbk	1,041,500	710,756
	PT United Tractors Tbk	1,933,166	563,451

TOTAL — INDONESIA			24,765,120

ISRAEL — (2.9%)
COMMON STOCKS — (2.9%)
	Africa Israel Industries, Ltd.	5,070	116,889
	Africa-Israel Investments, Ltd.	9,815	146,142
*	Alvarion, Ltd.	51,152	173,538
*	Alvarion, Ltd. ADR	2,700	9,369
	Analyst IMS Investment Management Services, Ltd.	6,498	32,031
*	AudioCodes, Ltd.	21,307	38,700
*	AudioCodes, Ltd. ADR	8,275	15,392
	Azorim Investment Development & Construction Co., Ltd.	16,855	77,857
	Bank Hapoalim B.M.	767,128	1,737,098
	Bank Leumi Le-Israel	803,856	2,108,882
*	Baran Group, Ltd.	10,025	65,832
	Bezeq Israeli Telecommunication Corp., Ltd.	1,175,502	1,754,988
	Blue Square-Israel, Ltd.	32,009	229,382
	Clal Industries, Ltd.	81,002	214,902
	Clal Insurance Enterprise Holdings, Ltd.	37,944	333,273
	Dan Vehicle & Transportation	15,780	73,676
*	Danya Cebus, Ltd.	14,928	25,069
	Delek Automotive Systems, Ltd.	36,547	229,368
	Delek Drilling LP, Ltd.	454,022	204,706
*	Delta-Galil Industries, Ltd.	15,459	28,642
	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	46,429
	Discount Investment Corp.	40,468	472,692
	Elbit Medical Imaging, Ltd.	8,168	117,974
	Elbit Systems, Ltd.	17,993	860,579
	Electra (Israel), Ltd.	2,814	218,181
*	Elron Electronic Industries, Ltd.	31,503	74,517
*	First International Bank of Israel, Ltd.	70,278	79,162
	FMS Enterprises Migun, Ltd.	5,052	117,041
	Formula Systems, Ltd.	8,685	65,706
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	50,100	364,612
*	Hadera Paper, Ltd.	3,330	144,591
*	Hamlet (Israel-Canada), Ltd.	11,772	51,472
*	Harel Insurance Investments & Finances, Ltd.	4,655	147,553
*	Hot-Cable Systems Media, Ltd.	43,520	251,163
*	Housing & Construction Holding Co., Ltd.	172,519	180,523
	IBI Investment House, Ltd.	5,207	26,485
	IDB Development Corp., Ltd. Series A	10,584	123,299
	Israel Chemicals, Ltd.	235,072	2,370,909

18

	Israel Discount Bank Series A	506,051	497,170
*	Israel Petrochemical Enterprises, Ltd.	11,901	24,094
	Ituran Location & Control, Ltd.	17,316	120,029
*	Jerusalem Oil Exploration, Ltd.	12,019	98,395
*	Knafaim Arkia Holdings, Ltd.	5,307	40,938
	Koor Industries, Ltd.	10,785	367,248
	Leader Holding & Investments, Ltd.	70,156	42,431
*	Magal Security Systems, Ltd.	9,733	59,206
*	Magic Software Enterprises, Ltd.	15,706	29,331
	Makhteshim-Agan Industries, Ltd.	367,301	1,390,836
*	Menorah Mivtachim Holdings, Ltd.	31,959	161,945
*	Metalink, Ltd.	4,078	779
	Migdal Insurance Holdings, Ltd.	361,233	246,548
	Mivtach Shamir Holdings, Ltd.	13,239	272,953
*	Naphtha Israel Petroleum Corp.	193,874	38,678
*	Neto M.E. Holdings, Ltd.	2,992	51,342
*	NICE Systems, Ltd.	8,520	188,551
*	NICE Systems, Ltd. Sponsored ADR	65,625	1,467,375
*	OCIF Investments and Development, Ltd.	1,386	8,923
*	Oil Refineries, Ltd.	1,034,602	523,688
*	Orckit Communications, Ltd.	12,357	51,368
	Ormat Industries, Ltd.	90,013	640,981
	Osem Investment, Ltd.	26,471	302,404
	Partner Communications Co., Ltd.	24,379	446,547
#	Partner Communications Co., Ltd. ADR	12,713	237,479
*	Paz Oil Co., Ltd.	2,698	268,010
	Property and Building Corp., Ltd.	1,919	79,711
*	RADVision, Ltd.	11,172	54,315
*	Retalix, Ltd.	24,735	185,621
	Scailex Corp., Ltd.	41,807	278,211
	Strauss Group, Ltd.	19,577	199,984
	Super-Sol, Ltd. Series B	144,304	614,523
	Teva Pharmaceutical Industries, Ltd.	11,056	471,486
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	365,580	15,676,070
*	The Israel Land Development Co., Ltd.	13,079	39,094
*	Tower Semiconductor, Ltd.	99,533	22,116
*	Union Bank of Israel, Ltd.	62,696	192,607
	United Mizrahi Bank, Ltd.	194,202	1,016,641
	Urdan Industries, Ltd.	105,816	50,299
*	VeriFone Holdings, Inc.	1	1

TOTAL — ISRAEL			39,786,552

MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
	Aeon Co. Berhad	146,400	164,266
	Affin Holdings Berhad	837,600	287,928
*	Airasia Berhad	1,215,400	391,496
	Alliance Financial Group Berhad	723,300	375,770
*	AMBD Berhad	700,900	18,130
	AMMB Holdings Berhad	1,808,550	1,102,379
	Amway (Malaysia) Holdings Berhad	63,300	116,446

19

	Ancom Berhad	194,800	31,664
	Ann Joo Resources Berhad	364,650	139,427
	APM Automotive Holdings Berhad	79,800	34,856
*	Asas Dunia Berhad	135,000	24,140
*	Asia Pacific Land Berhad	531,500	43,942
	Asiatic Development Berhad	285,300	253,915
	Bandar Raya Developments Berhad	524,900	149,260
	Batu Kawan Berhad	281,750	568,628
	Berjaya Corp. Berhad	1,537,900	253,379
	Berjaya Land Berhad	692,300	689,421
	Berjaya Sports Toto Berhad	458,000	568,012
	Bernas Padiberas Nasional Berhad	496,800	162,238
	Bimb Holdings Berhad	470,000	121,317
	Bolton Properties Berhad	252,900	51,913
	Boustead Holdings Berhad	566,300	396,201
	British American Tobacco Berhad	57,600	666,849
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	1,908,384
	Cahya Mata Sarawak Berhad	181,500	59,288
	Carlsberg Brewery Malaysia Berhad	165,000	159,584
	Cement Industries of Malaysia Berhad	137,000	234,157
	Chemical Co. of Malaysia Berhad	111,000	69,248
	Choo Bee Metal Industries Berhad	61,200	20,768
	Digi.Com Berhad	137,600	715,914
	Dijaya Corp. Berhad	54,000	13,969
	DNP Holdings Berhad	286,900	55,385
	DRB-Hicom Berhad	1,037,400	210,573
	Dreamgate Corp. Berhad	402,000	19,351
	Dutch Lady Milk Industries Berhad	24,800	59,348
	Eastern & Oriental Berhad (6468754)	333,733	66,293
	Eastern & Oriental Berhad (B19ZLW1)	72,949	18,489
	Eastern Pacific Industrial Corp. Berhad	116,400	26,706
	ECM Libra Avenue Berhad	568,052	57,467
	Encorp BHD	62,000	9,592
	EON Capital Berhad	413,100	403,873
	Esso Malaysia Berhad	152,600	91,061
	Faber Group Berhad	176,500	28,689
*	Fountain View Development Berhad	31,500	1,952
	Fraser & Neave Holdings Berhad	151,400	353,017
	Gamuda Berhad	1,377,600	588,976
	General Corp. Berhad	244,600	38,734
	Genting Berhad	1,654,400	2,134,354
	Globetronics Technology Berhad	778,100	33,022
	Glomac Berhad	160,000	21,372
	Gold Is Berhad	215,900	74,480
	Grand United Holdings Berhad	274,800	31,264
	Guiness Anchor Berhad	116,600	155,595
	GuocoLand (Malaysia) Berhad	486,500	128,182
	Hap Seng Consolidated Berhad	463,500	228,130
	Hock Seng Lee Berhad	240,000	35,003
	Hong Leong Bank Berhad	468,600	696,555
	Hong Leong Financial Group Berhad	309,500	335,993
	Hong Leong Industries Berhad	147,800	142,064

20

	Hovid Berhad	395,000	21,378
	Hume Industries (Malaysia) Berhad	99,900	70,893
	Hunza Properties Berhad	97,600	36,003
	Hwang-DBS (Malaysia) Berhad	123,200	36,564
	IGB Corp. Berhad	1,031,500	374,949
	IJM Corp. Berhad	818,750	594,339
*	IJM Land Berhad	371,300	69,544
	IJM Plantations Berhad	517,900	249,746
*	Insas Berhad	358,500	26,082
	Integrated Logistics Berhad	176,700	29,116
	IOI Corp. Berhad	1,144,750	907,431
	IOI Properties Berhad	257,600	187,297
*	Jaks Resources Berhad	327,000	31,022
*	Jaya Tiasa Holdings Berhad	149,625	89,766
	JT International Berhad	10,000	11,702
	K & N Kenanga Holdings Berhad	343,400	39,637
*	Karambunai Corp. Berhad	2,658,900	42,315
	Keck Seng (Malaysia) Berhad	205,400	161,149
	KFC Holdings (Malaysia) Berhad	120,300	220,414
	Kian Joo Can Factory Berhad	370,080	103,898
	Kim Hin Industry Berhad	71,300	19,184
	Kim Loong Resources Berhad	152,320	65,559
	KLCC Property Holdings Berhad	640,000	490,232
	KNM Group Berhad	1,672,875	283,663
	Knusford Berhad	37,000	8,767
	KPJ Healthcare Berhad	148,500	103,544
	KSL Holdings Berhad	226,266	39,249
	Kuala Lumpur Kepong Berhad	275,850	645,385
*	Kub Malaysia Berhad	790,900	52,414
	Kuchai Development Berhad	140,800	23,592
	Kulim Malaysia Berhad	197,000	217,648
*	Kumpulan Europlus Berhad	295,800	17,919
*	Kumpulan Hartanah Selangor Berhad	460,700	33,789
*	Kurnia Asia Berhad	571,000	41,221
	Kurnia Setia Berhad	15,000	5,664
	Lafarge Malayan Cement Berhad	476,700	385,559
	Landmarks Berhad	530,200	146,538
*	LBS Bina Group Berhad	400,000	30,233
	Leader Universal Holdings Berhad	482,800	58,982
	Leong Hup Holdings Berhad	306,100	73,094
	Lingkaran Trans Kota Holdings Berhad	312,600	145,224
*	Lion Corp Berhad	574,900	41,320
	Lion Diversified Holdings Berhad	338,000	34,697
	Lion Industries Corp. Berhad	554,400	98,212
*	MAA Holdings Berhad	269,800	35,253
	Malayan Banking Berhad	1,984,125	3,022,878
	Malaysia Building Society Berhad	303,800	65,078
	Malaysian Airlines System Berhad	320,133	257,970
	Malaysian Bulk Carriers Berhad	486,625	323,697
	Malaysian Pacific Industries Berhad	95,900	172,787
	Malaysian Resources Corp. Berhad	1,208,800	211,370
	Manulife Insurance (M) Berhad	80,100	46,723

21

*	Matrix International Berhad	79,900	6,523
	MBM Resources Berhad	188,100	115,480
*	Measat Global Berhad	266,000	70,560
	Media Prima Berhad	628,200	196,048
	Mega First Corp. Berhad	145,000	32,145
*	MEMS Technology Berhad	397,000	6,810
	Metro Kajang Holdings Berhad	31,300	7,061
	MISC Berhad	826,100	1,902,698
	MK Land Holdings Berhad	883,100	29,116
	MMC Corp. Berhad	792,800	444,856
	MNRB Holdings Berhad	146,300	123,736
	MTD ACPI Engineering Berhad	166,600	18,143
	Muhibbah Engineering Berhad	225,000	49,592
*	Mulpha International Berhad	1,197,800	190,781
	Naim Cendera Berhad	105,600	70,064
	NCB Holdings Berhad	89,000	67,453
	Nestle (Malaysia) Berhad	42,900	325,552
	New Straits Times Press (Malaysia) Berhad	139,200	40,682
	Notion VTEC Berhad	556,800	33,271
	NTPM Holdings Berhad	238,500	31,422
*	Nylex (Malaysia) Berhad	108,400	23,884
	OKS Property Holdings Berhad	87,430	5,462
	Oriental Holdings Berhad	346,400	447,679
	OSK Holdings Berhad	480,866	136,651
	OSK Ventures Interantional Berhad	11,000	1,915
	P.I.E. Industrial Berhad	54,600	47,379
*	Pan Malaysia Cement Works Berhad	639,000	20,110
	Panasonic Manufacturing Malaysia Berhad	42,000	123,534
	Paramount Corp. Berhad	51,000	28,304
	Parkson Holdings Berhad	461,150	437,367
	PBA Holdings Berhad	172,500	38,425
	Pelikan International Corp. Berhad	167,440	54,682
	Petronas Dagangan Berhad	384,400	727,946
	Petronas Gas Berhad	289,300	800,024
	PJ Development Holdings Berhad	440,000	52,891
	Plus Expressways Berhad	673,200	505,806
	Pos Malaysia & Services Holdings Berhad	567,400	290,468
	PPB Group Berhad	600,500	1,316,865
	Protasco Berhad	260,000	40,994
*	Proton Holdings Berhad	412,200	239,343
	Puncak Niaga Holdings Berhad	224,960	126,054
	QL Resources Berhad	291,600	189,294
*	Ramunia Holdings Berhad	312,996	104,432
	Ranhill Berhad	380,700	59,175
	Resorts World Berhad	1,246,000	879,764
	RHB Capital Berhad	346,900	302,131
*	Salcon Berhad	220,600	23,403
	Sarawak Energy Berhad	835,400	495,754
	Sarawak Oil Palms Berhad	125,060	71,704
	Scientex Inc. Berhad	120,564	33,914
	Scomi Group Berhad	939,400	82,365
	Selangor Dredging Berhad	366,400	44,743

22

	Shangri-La Hotels (Malaysia) Berhad	297,200	117,416
	Shell Refining Co. Federation of Malaysia Berhad	219,700	621,514
	SHL Consolidated Berhad	202,800	57,795
	Sime Darby Berhad	1,452,020	2,564,486
	SP Setia Berhad	712,500	564,569
	Star Publications (Malaysia) Berhad	645,200	564,897
	Subur Tiasa Holdings Berhad	118,860	60,313
	Sunrise Berhad	260,728	94,559
	Sunway City Berhad	309,500	140,210
*	Sunway Holdings Berhad	669,400	112,777
	Supermax Corp. Berhad	307,500	81,409
	Suria Capital Holdings Berhad	198,450	52,739
	Symphony House Berhad	101,160	7,028
	Ta Ann Holdings Berhad	90,320	109,837
	TA Enterprise Berhad	1,279,400	189,346
*	Talam Corp. Berhad	700,900	26,960
	Tan Chong Motor Holdings Berhad	576,900	197,411
	TDM Berhad	188,700	58,472
*	Tebrau Teguh Berhad	526,100	55,923
	Telekom Malaysia Berhad	528,900	500,326
	Tenaga Nasional Berhad	631,025	1,072,572
	TH Group Berhad	450,400	80,264
	Thong Guan Industries Berhad	61,800	13,923
*	Time Dotcom Berhad	1,887,800	127,696
*	TM International Berhad	497,900	637,210
	Top Glove Corp. Berhad	117,440	125,776
	Tradewinds (Malaysia) Berhad	175,700	115,340
	TRC Synergy Berhad	160,080	46,262
	UAC Berhad	22,764	16,834
	Uchi Technologies Berhad	171,300	45,485
	UEM Builders Berhad	559,500	223,523
*	UEM World Berhad	493,800	271,166
	UMW Holdings Berhad	506,800	783,431
	Unico-Desa Plantations Berhad	924,193	180,079
	Unisem (M) Berhad	464,600	112,043
	United Malacca Rubber Estates Berhad	103,100	148,555
	United Plantations Berhad	97,400	246,417
	United U-Li Corp. Berhad	155,100	13,021
	Utusan Melayu (Malaysia) Berhad	50,400	10,034
	VADS Berhad	35,200	71,513
	VS Industry Berhad	167,208	58,755
	Wah Seong Corp. Berhad	230,625	73,654
	WTK Holdings Berhad	397,750	116,315
	YTL Corp. Berhad	891,200	1,571,932
	YTL e-Solutions Berhad	713,500	50,681
	YTL Power International Berhad	1,354,154	638,009
	Yu Neh Huat Berhad	377,475	106,587
	Zelan Berhad	351,600	119,058
TOTAL COMMON STOCKS			51,107,676

23

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	187,905	13,758

TOTAL — MALAYSIA			51,121,434

MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
	America Movil S.A.B. de C.V. Series L	1,252,512	1,939,970
	America Movil S.A.B. de C.V. Series L ADR	345,275	10,682,809
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	470,800	1,825,390
	Cementos de Mexico S.A.B de C.V. Series B	164,638	122,831
	Cemex S.A.B. de C.V. Sponsored ADR	691,959	5,231,210
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	127,577
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	47,860	1,523,862
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	769,600	211,726
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	172,994
	Corporacion Moctezuma S.A.B. de C.V.	194,100	301,690
* #	Dine S.A.B. de C.V.	7,300	4,476
	Embotelladora Arca S.A.B. de C.V., Mexico	850,329	1,793,505
*	Empresas ICA S.A.B. de C.V.	292,950	421,183
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	255,840	6,470,194
*	GMD Resorts S.A.B. de C.V.	13,000	5,557
* #	Gruma S.A.B. de C.V. Series B	156,562	100,988
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	1,446,728
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	554,528
#	Grupo Carso S.A.B. de C.V. Series A-1	874,200	2,377,172
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	557,771
	Grupo Continental S.A.B. de C.V.	360,400	560,171
#	Grupo Elektra S.A. de C.V.	173,466	4,691,232
#	Grupo Financiero Banorte S.A.B. de C.V.	545,607	992,205
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,282,684	3,402,215
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	478,600	2,296,015
	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	30,915
*	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	22,361
*	Grupo Iusacell S.A.B. de C.V.	12,583	36,133
*	Grupo Kuo S.A.B. de C.V. Series B	191,500	74,412
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	23,227
#	Grupo Mexico S.A.B. de C.V. Series B	2,988,435	2,343,370
#	Grupo Modelo S.A.B. de C.V. Series C	662,600	2,041,225
#	Grupo Televisa S.A.	191,500	670,901
	Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,964,579
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	77,887	67,673
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	48,775
*	Industrias CH S.A.B. de C.V. Series B	496,400	1,010,739
#	Industrias Penoles S.A.B. de C.V.	109,715	976,372
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	407,700	1,330,748
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,753,000	3,524,392
	Telefonos de Mexico S.A.B. de C.V.	105,800	94,556
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	223,825	4,010,944
	Telmex Internacional S.A.B. de C.V.	105,800	55,747
#	Telmex Internacional S.A.B. de C.V. ADR	225,025	2,360,512
#	TV Azteca S.A.B. de C.V. Series A	1,286,800	615,024

24

*	Verzatec S.A.B. de C.V.	35,000	23,120
#	Vitro S.A.B. de C.V.	177,764	91,041
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	3,998,807

TOTAL — MEXICO			76,229,572

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	A. Soriano Corp.	818,000	36,857
	Aboitiz Equity Ventures, Inc.	2,807,000	316,626
	Ayala Corp. Series A	184,323	886,792
	Ayala Land, Inc.	4,325,220	524,743
	Banco de Oro Unibank, Inc.	452,760	251,219
	Bank of the Philippine Islands	1,610,419	1,333,343
*	Belle Corp.	4,248,000	52,038
*	Benpres Holdings Corp.	4,725,000	111,385
	China Banking Corp.	4,930	41,415
*	Digital Telecommunications Phils., Inc.	4,100,000	90,241
	DMCI Holdings, Inc.	923,000	50,393
	EEI Corp.	1,122,000	24,244
*	Empire East Land Holdings, Inc.	4,900,000	21,059
	Filinvest Development Corp.	863,000	19,416
	Filinvest Land, Inc.	13,929,687	120,999
	First Philippines Holdings Corp.	375,300	139,248
	International Container Terminal Services, Inc.	953,800	276,723
	Jollibee Food Corp.	554,915	524,654
*	Lepanto Consolidated Mining Co. Series B	8,742,857	15,663
	Megaworld Properties & Holdings, Inc.	16,684,600	269,566
	Metro Bank & Trust Co.	679,700	359,757
*	Metro Pacific Corp. Series A	225,000	9,567
*	Paxys, Inc.	399,000	9,968
	Philex Mining Corp.	616,200	64,232
	Philippine Long Distance Telephone Co.	9,640	394,377
	Philippine Long Distance Telephone Co. Sponsored ADR	38,300	1,566,470
*	Philippine National Bank	182,600	79,306
	Pilipino Telephone Corp.	2,404,000	295,353
	Rizal Commercial Banking Corp.	458,919	97,362
	Security Bank Corp.	162,600	129,436
	Semirara Mining Corp.	180,600	126,359
	Shang Properties, Inc.	174,286	3,472
	SM Development Corp.	978,120	40,603
	SM Prime Holdings, Inc.	726	125
	Union Bank of the Philippines	48,600	23,977
TOTAL COMMON STOCKS			8,306,988

RIGHTS/WARRANTS — (0.0%)
*	Philex Mining Corp. Rights 11/19/08	154,050	—

TOTAL — PHILIPPINES			8,306,988

25

POLAND — (2.2%)
COMMON STOCKS — (2.2%)
	Agora SA	79,112	558,959
*	Amica Wronki SA	6,831	19,838
	Apator SA	24,049	94,240
	Asseco Poland SA	96,522	1,628,786
	Bank Millennium SA	452,662	643,859
	Bank Pekao SA	97,129	4,417,546
*	Bank Przemyslowo Handlowy BPH SA	11,328	202,996
	Bank Zackodni WBK SA	19,892	877,170
*	Barlinek SA	15,447	20,520
*	Bioton SA	1,023,598	145,134
*	Boryszew SA	35,796	26,914
*	BRE Bank SA	1,302	87,707
*	Budimex SA	16,560	374,184
*	Cersanit SA	67,448	316,506
	Ciech SA	3,033	43,849
	Debica SA	7,882	114,123
	Decora SA	5,510	28,495
*	Dom Development SA	1,173	6,437
*	Echo Investment SA	456,060	406,009
	Elektrobudowa SA	2,716	174,314
*	Elstar Oils SA	31,097	48,864
	Eurocash SA	72,654	224,612
*	Fabryki Mebli Forte SA	20,079	33,968
*	Farmacol SA	18,311	138,695
*	Getin Holdings SA	508,688	1,060,323
	Grupa Kety SA	16,502	298,977
*	Grupa Lotos SA	86,088	609,328
	Impexmetal SA	174,925	96,755
	KGHM Polska Miedz SA	118,841	1,319,098
*	Koelner SA	8,603	26,537
	Kredyt Bank SA	88,369	323,286
*	Kroscienskie Huty Szkla Krosno SA	13,892	5,101
*	Lentex SA	10,470	39,726
*	LPP SA	664	223,078
*	MNI SA	43,384	36,234
*	Mondi Packaging Paper Swiecie SA	16,299	195,129
	Mostostal Siedlce SA	369,946	409,912
*	Mostostal Warszawa SA	7,354	132,602
*	Mostostal Zabrze Holding SA	134,151	157,079
	Multimedia Polska SA	1,380	2,955
*	Netia Holdings SA	343,589	243,392
*	NG2 SA	19,820	287,347
	Orbis SA	51,290	701,201
*	PBG SA	5,784	407,818
	Pekaes SA	19,118	79,512
	Pfleiderer Grajewo SA	55,729	139,672
*	Polnord SA	4,518	47,685
*	Polska Grupa Farmaceutyczna SA	12,886	113,679
*	Polski Koncern Miesny Duda SA	150,680	116,254
	Polski Koncern Naftowy Orlen SA	443,752	4,524,939
	Polskie Gornictwo Naftowe I Gazownictwo SA	561,697	673,130

26

	Powszechna Kasa Oszczednosci Bank Polski SA	217,505	2,457,332
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	1,410	6,164
*	Raciborska Fabryka Kotlow SA	61,088	102,301
	Sniezka SA	9,541	77,933
*	Stalexport SA	127,402	61,061
*	Sygnity SA	10,276	62,205
*	Synthos SA	1,191,461	306,868
	Telekomunikacja Polska SA	474,790	3,587,594
	TVN SA	101,916	509,672
*	Vistula SA	81,530	96,125
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	384,437
*	Zaklady Azotowe Pulawy SA	5,890	119,899
	Zaklady Tluszcowe Kruszwica SA	5,218	55,991
	Zelmer SA	9,605	92,883
TOTAL COMMON STOCKS			30,824,939

RIGHTS/WARRANTS — (0.0%)
*	Barlinek SA Rights 2008	15,447	—

TOTAL — POLAND			30,824,939

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	124,600	30,724

SOUTH AFRICA — (8.3%)
COMMON STOCKS — (8.3%)
#	ABSA Group, Ltd.	340,644	3,563,965
*	Adcock Ingram Holdings, Ltd.	123,070	430,588
	Adcorp Holdings, Ltd.	69,852	171,567
	Advtech, Ltd.	411,295	146,911
	Aeci, Ltd.	176,784	958,085
	Afgri, Ltd.	958,714	431,307
*	Aflease Gold, Ltd.	169,085	17,270
	African Bank Investments, Ltd.	771,353	2,114,993
	African Oxygen, Ltd.	294,551	776,555
	African Rainbow Minerals, Ltd.	160,480	1,642,060
	Allied Electronics Corp., Ltd.	98,160	240,915
	Allied Technologies, Ltd.	60,152	282,854
	Anglo American Platinum Corp., Ltd.	21,902	904,975
	AngloGold Ashanti, Ltd.	6,997	132,965
	AngloGold Ashanti, Ltd. Sponsored ADR	100,547	1,834,983
	ArcelorMittal South Africa, Ltd.	225,881	2,135,059
	Argent Industrial, Ltd.	121,139	97,548
*	Aspen Pharmacare Holdings, Ltd.	163,618	572,268
	AST Group, Ltd.	345,273	17,563
	Astral Foods, Ltd.	49,620	448,504
	Aveng, Ltd.	519,752	2,569,672
	AVI, Ltd.	509,598	802,437

27

*	Avusa, Ltd. (6049494)	90,000	114,233
*	Avusa, Ltd. (B2QHHR4)	127,671	307,888
	Barloworld, Ltd.	266,028	1,554,451
	Bell Equipment, Ltd.	64,276	91,904
	Bidvest Group, Ltd.	250,559	2,672,270
	Capitec Bank Holdings, Ltd.	45,727	126,693
	Cashbuild, Ltd.	22,577	126,043
	Caxton & CTP Publishers & Printers, Ltd.	305,913	360,387
	Ceramic Industries, Ltd.	9,393	71,054
	City Lodge Hotels, Ltd.	41,364	283,568
	Data Tec, Ltd.	28,469	44,757
	Datacentrix Holdings, Ltd.	81,947	23,083
	Delta Electrical Industries, Ltd.	28,740	30,404
	Dimension Data Holdings P.L.C.	1,349,445	717,925
	Discovery Holdings, Ltd.	436,975	1,073,550
	Distell Group, Ltd.	102,829	492,850
	Distribution & Warehousing Network, Ltd.	141,669	142,620
*	Dorbyl, Ltd.	16,666	12,176
	Durban Roodeport Deep, Ltd.	508,883	199,928
*	Enaleni Pharmaceuticals, Ltd.	355,345	88,811
	Enviroserv Holdings, Ltd.	115,184	195,135
*	Eqstra Holdings, Ltd.	143,595	152,403
	Exxaro Resources, Ltd.	221,163	1,459,976
	Famous Brands, Ltd.	61,096	86,937
	FirstRand, Ltd.	2,193,288	3,186,194
	Foschini, Ltd.	224,088	921,842
	Freeworld Coatings, Ltd.	267,450	163,918
#	Gold Fields, Ltd.	64,532	449,240
	Gold Reef Resorts, Ltd.	133,926	212,887
	Grindrod, Ltd.	364,298	522,531
	Group Five, Ltd.	104,333	440,706
* #	Harmony Gold Mining Co., Ltd.	159,622	1,167,426
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	276,300	2,019,753
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	136,371
	Hudaco Industries, Ltd.	32,647	190,159
	Hulamin, Ltd.	82,365	135,502
	Iliad Africa, Ltd.	160,127	91,515
	Illovo Sugar, Ltd.	283,714	635,191
	Impala Platinum Holdings, Ltd.	193,403	2,018,683
	Imperial Holdings, Ltd.	263,852	1,506,638
	Investec, Ltd.	191,895	946,766
	JD Group, Ltd.	148,209	426,438
*	JSE, Ltd.	97,010	501,492
*	Kap International Holdings, Ltd.	308,543	42,008
	Kumba Iron Ore, Ltd.	32,118	422,970
	Lewis Group, Ltd.	120,990	458,918
	Liberty Group, Ltd.	145,385	915,709
	Massmart Holdings, Ltd.	176,266	1,581,142
	Medi-Clinic Corp., Ltd.	373,128	639,832
*	Merafe Resources, Ltd.	1,506,731	173,157
	Metair Investments, Ltd.	257,122	170,439
*	Metorex, Ltd.	75,987	42,247

28

	Metropolitan Holdings, Ltd.	926,756	951,153
#	Mondi, Ltd.	192,471	809,447
	Mr. Price Group, Ltd.	198,084	486,698
	MTN Group, Ltd.	607,384	6,820,384
	Murray & Roberts Holdings, Ltd.	210,262	1,423,479
	Mustek, Ltd.	68,947	25,479
	Mvelaphanda Group, Ltd.	303,651	155,679
	Nampak, Ltd.	806,667	1,098,374
	Naspers, Ltd. Series N	304,267	5,065,523
	Nedbank Group, Ltd.	263,901	2,561,720
	Network Healthcare Holdings, Ltd.	740,376	520,035
	New Clicks Holdings, Ltd.	426,400	693,656
	Northam Platinum, Ltd.	157,476	494,992
	Nu-World Holdings, Ltd.	23,372	40,165
	Oceana Group, Ltd.	69,758	155,355
	Omnia Holdings, Ltd.	59,656	365,671
	Palabora Mining Co., Ltd.	46,214	286,547
	Peregrine Holdings, Ltd.	201,179	168,415
	Pick’n Pay Stores, Ltd.	98,552	311,533
	Pretoria Portland Cement Co., Ltd.	491,538	1,513,103
*	Product Co.	17,507	—
	PSG Group, Ltd.	79,921	106,460
	Raubex Group, Ltd.	12,119	31,251
	Reunert, Ltd.	157,927	796,794
	Sanlam, Ltd.	2,765,031	4,537,679
	Santam, Ltd.	43,143	315,311
	Sappi, Ltd.	100,011	616,550
#	Sappi, Ltd. Sponsored ADR	187,000	1,163,140
	Sasol, Ltd.	1,232	36,366
	Sasol, Ltd. Sponsored ADR	346,200	10,015,566
*	SecureData Holdings, Ltd.	201,602	18,562
	Sentula Mining, Ltd.	197,644	173,886
	Shoprite Holdings, Ltd.	441,820	2,332,132
	Spur Corp., Ltd.	140,181	93,945
	Standard Bank Group, Ltd.	887,882	7,050,040
	Steinhoff International Holdings, Ltd.	1,335,043	1,946,073
	Sun International, Ltd.	69,011	574,109
	Telkom South Africa, Ltd.	213,765	2,320,054
#	Telkom South Africa, Ltd. Sponsored ADR	21,500	936,755
	The Spar Group, Ltd.	136,207	792,361
	Tiger Brands, Ltd.	123,070	1,784,169
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett, Ltd.	94,039	522,339
	Trans Hex Group, Ltd.	75,891	37,347
	Trencor, Ltd.	201,781	399,604
	Truworths International, Ltd.	418,979	1,423,331
	UCS Group, Ltd.	175,071	36,214
	Value Group, Ltd.	95,008	27,992
*	Wesizwe Platinum, Ltd.	218,301	47,148
	Wilson Bayly Holme-Ovcon, Ltd.	42,845	501,372
	Woolworths Holdings, Ltd.	906,141	1,045,988

TOTAL — SOUTH AFRICA			114,471,710

29

SOUTH KOREA — (9.3%)
COMMON STOCKS — (9.3%)
#	Aekyung Petrochemical Co., Ltd.	3,250	36,618
#	Amorepacific Corp.	555	243,948
	Asia Cement Manufacturing Co., Ltd.	2,460	66,284
	Asia Paper Manufacturing Co., Ltd.	3,740	13,108
*	Asiana Airlines, Inc.	42,420	126,650
	Bing Grae Co., Ltd.	5,340	147,341
#	BNG Steel Co., Ltd	5,660	18,486
	Boo Kook Securities Co., Ltd.	4,620	72,967
	Boryung Pharmaceutical Co., Ltd.	1,347	19,408
#	Bu Kwang Pharmaceutical Co., Ltd.	10,418	101,304
	BYC Co., Ltd.	190	21,422
	Byuck San Corp.	2,700	18,125
	Byuck San Engineering and Construction Co., Ltd.	10,240	11,800
*	C & Heavy Industries Co., Ltd.	8,840	6,844
* #	C&Woobang Construction Co., Ltd.	9,990	4,762
* #	Capro Corp.	13,740	39,809
	Celrun Co., Ltd.	24,050	28,618
#	Cheil Industrial, Inc.	34,190	1,115,937
	Cheil Worldwide, Inc.	2,009	259,958
*	Chin Hung International, Inc.	39,820	22,286
	Cho Kwang Leather Co., Ltd.	6,000	19,524
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	14,404
#	Chong Kun Dang Pharmaceutical Corp.	6,424	63,589
* #	Choongwae Holdings Co., Ltd.	1,206	4,884
#	Choongwae Pharmaceutical Corp.	4,358	27,855
	Chosun Refractories Co., Ltd.	1,980	91,730
	Chungho Comnet Co., Ltd.	2,520	16,563
#	CJ CGV Co., Ltd.	9,100	113,263
*	CJ Cheiljedang Corp.	3,243	377,605
* #	CJ Corp.	15,778	422,549
*	Cosmochemical Co., Ltd.	4,900	11,176
	Crown Confectionery Co., Ltd.	470	15,223
	Dae Chang Industrial Co., Ltd.	37,100	13,012
	Dae Dong Industrial Co., Ltd.	2,250	22,374
	Dae Hyun Co., Ltd.	27,280	8,614
#	Dae Sang Corp.	16,287	61,213
	Dae Won Kang Up Co., Ltd.	25,600	33,897
#	Daeduck Electronics Co., Ltd.	32,800	75,566
	Daeduck Industries Co., Ltd.	15,230	42,458
	Daegu Bank Co., Ltd.	123,770	629,390
	Daehan City Gas Co., Ltd.	4,970	98,289
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	112,517
#	Daehan Flour Mills Co., Ltd.	784	67,344
*	Daehan Steel Co., Ltd.	1,278	56,035
	Daehan Synthetic Fiber Co., Ltd.	520	29,716
#	Daekyo Co., Ltd.	41,040	152,541
*	Daekyung Machinery & Engineering Co., Ltd.	11,100	15,431
#	Daelim Industrial Co., Ltd.	22,882	660,622

30

	Daelim Trading Co., Ltd.	3,405	10,686
	Daesang Farmsco Co., Ltd.	4,810	3,541
#	Daesung Industrial Co., Ltd.	2,218	97,598
*	Daewon Cable Co., Ltd.	3,980	9,472
	Daewon Pharmaceutical Co., Ltd.	10,340	24,283
*	Daewoo Electronic Components Co., Ltd.	74,190	6,322
#	Daewoo Engineering & Construction Co., Ltd.	96,625	670,666
	Daewoo International Corp.	12,240	135,708
#	Daewoo Motor Sales Corp.	24,220	177,233
#	Daewoo Securities Co., Ltd.	80,740	767,888
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	24,760	233,282
	Daewoong Co., Ltd.	1,280	14,494
#	Daewoong Pharmaceutical Co., Ltd.	3,886	115,416
	Dahaam E-Tec Co., Ltd.	1,420	29,531
#	Daishin Securities Co., Ltd.	44,210	490,405
	Daiyang Metal Co., Ltd.	17,130	23,449
	Daou Technology, Inc.	30,690	69,029
#	DC Chemical Co., Ltd.	5,950	973,113
	Digital Power Communications Co., Ltd.	30,360	19,330
	Dong Ah Tire Industrial Co., Ltd.	5,410	25,041
	Dong Bu Insurance Co., Ltd.	19,790	201,486
#	Dong Wha Pharmaceutical Industries Co., Ltd.	3,931	75,765
#	Dong-A Pharmaceutical Co., Ltd.	2,998	186,024
	Dongbang Agro Co., Ltd.	8,450	41,893
	Dongbang Transport Logistics Co., Ltd.	8,400	11,785
	Dongbu Corp.	11,110	41,780
* #	Dongbu HiTek Co., Ltd.	19,898	63,396
#	Dongbu Securities Co., Ltd.	22,161	76,605
#	Dongbu Steel Co., Ltd.	12,910	63,227
	Dong-Il Corp.	514	16,618
	Dongil Paper Manufacturing Co., Ltd.	26,200	12,729
	Dongkook Industrial Co., Ltd.	8,860	5,532
#	Dongkuk Steel Mill Co., Ltd.	30,490	495,805
#	Dongwon F&B Co., Ltd.	1,340	21,217
	Dongwon Industries Co., Ltd.	1,200	67,151
#	Dongwon Systems Corp.	54,100	43,500
	Dongyang Engineering & Construction Corp.	1,070	10,108
#	Dongyang Mechatronics Corp.	18,579	57,595
#	Doosan Construction & Engineering Co., Ltd.	37,780	130,422
* #	Doosan Corp.	3,400	246,616
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	700,274
#	Doosan Infracore Co., Ltd.	33,230	283,049
	DPI Co., Ltd.	7,711	31,864
*	DuzonBIzon Co., Ltd.	17,060	9,304
#	E1 Corp.	2,977	149,626
*	Eagon Industrial Co., Ltd.	2,210	10,293
*	En Paper Manufacturing Co., Ltd.	6,220	7,570
	e-Starco Co., Ltd.	25,580	8,991
	F&F Co., Ltd.	6,240	12,395
* #	First Fire & Marine Insurance Co., Ltd.	15,260	53,567
* #	Firstech Co., Ltd.	7,616	5,109
#	Foosung Co., Ltd.	11,953	19,938

31

	Fursys, Inc.	5,170	88,820
	Gaon Cable Co., Ltd.	2,610	32,066
	GIIR, Inc.	6,130	43,162
	Global & Yuasa Battery Co., Ltd.	8,440	81,240
	Green Cross Corp. (6497134)	1,010	44,264
#	Green Cross Corp. (6771708)	2,552	160,491
#	Green Non-Life Insurance Co., Ltd.	6,985	29,012
	GS Engineering & Construction Corp.	14,851	705,361
	GS Holdings Corp.	40,500	808,419
#	Gwangju Shinsegae Co., Ltd.	922	73,522
#	Halla Climate Control Corp.	58,300	398,988
#	Halla Engineering & Construction Corp.	4,270	23,330
*	Han All Pharmaceutical Co., Ltd.	15,710	27,808
#	Han Kuk Carbon Co., Ltd.	12,500	34,878
	Han Yang Securities Co., Ltd.	6,920	40,480
	Hana Financial Group, Inc.	84,454	1,341,230
	Handok Pharmaceuticals Co., Ltd.	2,270	17,643
#	Handsome Corp.	12,044	61,454
#	Hanil Cement Manufacturing Co., Ltd.	3,488	173,529
	Hanil Construction Co., Ltd.	6,956	20,502
	Hanil E-Wha Co., Ltd.	14,390	18,476
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	14,555	125,685
	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	14,614	207,864
#	Hanjin Shipping Co., Ltd.	49,676	653,407
	Hanjin Transportation Co., Ltd.	5,630	154,730
	Hankook Cosmetics Co., Ltd.	16,530	26,456
	Hankook Shell Oil Co., Ltd.	470	28,064
	Hankook Tire Manufacturing Co., Ltd.	85,970	805,067
*	Hankuk Electric Glass Co., Ltd.	5,230	95,166
	Hankuk Glass Industries, Inc.	3,640	56,872
	Hankuk Paper Manufacturing Co., Ltd.	2,810	48,153
#	Hanmi Pharm Co., Ltd.	2,620	157,830
	Hansae Co., Ltd.	16,030	21,907
	Hanshin Construction Co., Ltd.	4,960	38,232
	Hansol Chemical Co., Ltd.	5,000	18,029
#	Hansol CSN Co., Ltd.	27,060	18,773
#	Hansol LCD, Inc.	2,660	27,849
*	Hansol Paper Co., Ltd.	27,070	266,086
#	Hanssem Co., Ltd.	19,200	118,839
	Hanwha Chemical Corp.	65,702	285,092
#	Hanwha Corp.	20,490	321,073
* #	Hanwha Non-Life Insurance Co., Ltd.	11,086	60,848
#	Hanwha Securities Co., Ltd.	30,619	127,540
	Hanwha Timeworld Co., Ltd.	2,210	17,717
	Heung-A Shipping Co., Ltd.	18,040	15,306
* #	Hite Brewery Co., Ltd.	3,567	476,632
#	Hite Holdings Co., Ltd.	4,504	79,242
#	HMC Investment Securities Co., Ltd.	8,228	79,695
#	Honam Petrochemical Corp.	12,529	512,852
	Hotel Shilla Co., Ltd.	27,780	278,978

32

	HS R&A Co., Ltd.	2,540	10,058
	Huchems Fine Chemical Corp.	5,680	91,342
*	Huneed Technologies	3,778	8,362
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	21,329	71,257
	Husteel Co., Ltd.	2,840	30,867
#	Hwa Sung Industrial Co., Ltd.	4,820	12,915
	Hwacheon Machine Tool Co., Ltd.	1,740	40,681
	Hwashin Co., Ltd.	12,790	16,927
* #	Hynix Semiconductor, Inc.	192,391	1,648,259
#	Hyosung T & C Co., Ltd.	17,042	405,994
#	Hyundai Auton Co., Ltd.	76,500	219,773
	Hyundai Cement Co., Ltd.	2,340	12,467
* #	Hyundai Corp.	6,810	49,120
	Hyundai Department Store Co., Ltd.	11,791	576,243
#	Hyundai Development Co.	36,859	997,425
#	Hyundai DSF Co., Ltd.	5,140	23,906
#	Hyundai Elevator Co., Ltd.	3,535	171,093
#	Hyundai Engineering & Construction Co., Ltd.	16,083	660,361
#	Hyundai H & S Co., Ltd.	3,001	103,488
#	Hyundai Heavy Industries Co., Ltd.	8,150	1,076,695
#	Hyundai Hysco	39,240	215,655
#	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	241,707
#	Hyundai Merchant Marine Co., Ltd.	26,331	700,455
#	Hyundai Mipo Dockyard Co., Ltd.	9,098	781,115
	Hyundai Mobis	34,502	2,026,313
#	Hyundai Motor Co., Ltd.	65,674	3,034,720
	Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	21,220
#	Hyundai Securities Co., Ltd.	135,963	833,968
#	Hyundai Steel Co.	37,650	1,092,340
*	IB Sports, Inc.	5,200	7,661
* #	IHQ, Inc.	8,010	8,778
	Il Dong Pharmaceutical Co., Ltd.	2,054	29,045
	Il Yang Pharmaceutical Co., Ltd.	4,203	42,444
	Iljin Diamond Co., Ltd.	1,017	5,822
* #	Iljin Electric Co., Ltd.	17,685	37,741
	Iljin Holdings Co., Ltd.	16,273	22,817
	Ilsung Pharmaceutical Co., Ltd.	1,299	57,477
*	Industrial Bank of Korea	86,280	495,971
	InziControls Co., Ltd.	4,010	8,141
	IS Dongseo Co., Ltd.	3,910	19,538
	ISU Chemical Co., Ltd.	3,470	28,519
#	Jahwa Electronics Co., Ltd.	8,280	27,585
	Jeil Mutual Savings Bank	3,200	7,758
	Jeil Pharmaceutical Co.	8,000	39,309
#	Jeonbuk Bank, Ltd.	26,098	109,922
	Jinheung Mutual Savings Bank Co., Ltd.	12,577	23,665
* #	Joongang Construction Co., Ltd.	2,430	6,737
	K.C. Tech Co., Ltd.	11,658	22,657
	Kangwon Land, Inc.	48,650	497,911
*	KB Financial Group, Inc.	11,530	285,805
* #	KB Financial Group, Inc. ADR	115,668	2,846,589
	KCC Corp.	4,312	841,448

33

	KCTC	1,450	10,029
	Keangnam Enterprises, Ltd.	7,905	40,017
*	KEC Corp.	16,042	6,617
	KEC Holdings Co., Ltd.	5,347	3,072
	Keyang Electric Machinery Co., Ltd.	15,560	13,782
* #	KG Chemical Corp.	4,650	16,451
* #	Kia Motors Corp.	158,950	1,338,971
*	KIC, Ltd.	4,800	20,406
* #	KIRIN Co., Ltd.	33,750	15,942
*	KISCO Corp.	4,258	66,627
	KISWIRE, Ltd.	5,210	158,839
	Koas Well Co., Ltd.	12,000	7,307
#	Kolon Engineering & Construction Co., Ltd.	9,860	29,395
*	Kolon Industries, Inc.	8,606	142,755
	Korea Cast Iron Pipe Co., Ltd.	9,870	17,816
*	Korea Circuit Co., Ltd.	3,970	6,581
#	Korea Cottrell Co., Ltd.	8,130	30,536
	Korea Development Co., Ltd.	6,380	21,417
#	Korea Development Leasing Corp.	3,890	79,722
	Korea Electric Power Corp.	27,510	546,641
	Korea Electric Power Corp. Sponsored ADR	73,700	729,630
	Korea Electric Terminal Co., Ltd.	4,550	50,215
	Korea Exchange Bank	145,539	809,561
	Korea Export Packing Industries Co., Ltd.	4,160	21,066
* #	Korea Express Co., Ltd.	6,408	419,640
	Korea Flange Co., Ltd.	2,740	14,692
	Korea Gas Corp.	12,128	456,719
#	Korea Investment Holdings Co., Ltd.	38,370	787,295
	Korea Iron & Steel Co., Ltd.	1,289	25,153
#	Korea Kolmar Co., Ltd.	6,410	9,151
	Korea Komho Petrochemical Co., Ltd.	12,720	172,306
	Korea Line Corp.	5,361	287,540
	Korea Mutual Savings Bank	2,080	32,365
#	Korea Petrochemical Industry Co., Ltd.	4,050	53,859
	Korea Petroleum Industrial Co., Ltd.	227	18,104
	Korea Reinsurance Co., Ltd.	46,729	260,829
*	Korea Technology Industry Co., Ltd.	16,320	26,396
#	Korea Zinc Co., Ltd.	7,749	388,333
	Korean Air Co., Ltd.	29,576	837,038
	Korean Air Terminal Service Co., Ltd.	1,600	37,680
	Korean French Banking Corp.	24,580	11,796
* #	KP Chemical Corp.	47,750	138,843
	KPX Chemical Co., Ltd.	2,482	81,493
	KPX Fine Chemical Co., Ltd.	1,636	47,771
	KPX Holdings Corp.	1,163	42,412
	KT Corp.	19,320	491,803
	KT Corp. Sponsored ADR	41,600	522,080
*	KT Freetel, Ltd.	63,980	1,341,640
	KT&G Corp.	27,400	1,758,633
*	KTB Securities Co., Ltd.	43,560	94,028
	Kukdo Chemical Co., Ltd.	2,150	29,387
#	Kumho Electronics Co., Ltd.	2,778	37,821

34

#	Kumho Industrial Co., Ltd.	25,110	229,699
	Kumho Investment Bank	73,810	24,987
#	Kumho Tire Co., Inc.	36,050	127,370
	Kumkang Industrial Co., Ltd.	4,780	22,044
	Kunsul Chemical Industrial Co., Ltd.	1,950	15,343
	Kwang Dong Pharmaceutical Co., Ltd.	30,820	53,424
	Kyeryong Construction Industrial Co., Ltd.	4,710	43,057
#	Kyobo Securities Co., Ltd.	18,270	103,549
	Kyung Nong Corp.	9,330	19,252
*	Kyungbang Co., Ltd.	1,042	53,024
	Kyungdong City Gas Co., Ltd.	1,100	36,796
	Kyung-in Synthetic Corp.	1,890	26,565
	Kyungnam Energy Co., Ltd.	8,290	13,926
#	LG Chemical, Ltd.	32,442	1,969,484
#	LG Corp.	37,630	1,506,087
	LG Dacom Corp.	38,310	541,580
*	LG Display Co., Ltd. ADR	113,600	1,047,392
#	LG Electronics, Inc.	44,150	3,296,268
	LG Fashion Corp.	10,652	173,619
#	LG Household & Healthcare Co., Ltd.	3,444	491,998
	LG International Corp.	22,268	252,425
* #	LG Life Sciences, Ltd.	5,020	119,247
	LG Phillips LCD Co., Ltd.	38,000	704,526
*	LG Telecom, Ltd.	62,940	448,664
#	LIG Insurance Co., Ltd.	21,960	255,718
	Lotte Chilsung Beverage Co., Ltd.	666	358,627
#	Lotte Confectionary Co., Ltd.	669	570,927
* #	Lotte Midopa Co., Ltd.	28,620	140,892
#	Lotte Sam Kang Co., Ltd.	548	50,640
*	Lotte Shopping Co., Ltd.	6,193	847,310
*	Lotte Tour Development Co., Ltd.	2,830	38,989
#	LS Corp.	12,490	527,568
#	LS Industrial Systems Co., Ltd.	7,610	212,040
* #	Macquarie Korea Infrastructure Fund	96,500	355,247
#	Meritz Fire Marine Insurance Co., Ltd.	45,219	166,008
	Meritz Securities Co., Ltd.	130,330	91,701
#	Mirae Asset Securities Co., Ltd.	9,944	496,691
	Miwon Commercial Co., Ltd.	1,060	32,830
#	Moorim Paper Co., Ltd.	11,110	75,627
	Motonic Corp.	6,500	30,200
#	Namhae Chemical Corp.	15,890	168,539
* #	Namkwang Engineering & Construction Co., Ltd.	7,250	68,109
#	Namyang Dairy Products Co., Ltd.	447	138,505
	Nasan Co., Ltd.	13,320	15,379
#	NCsoft Corp.	8,990	232,159
	Nexen Corp.	1,550	17,909
#	Nexen Tire Corp.	44,200	55,066
#	NH Investment & Securities Co., Ltd.	27,270	107,144
#	Nong Shim Co., Ltd.	3,060	496,823
#	Nong Shim Holdings Co., Ltd.	1,770	88,789
	Noroo Paint Co., Ltd.	3,854	6,332
*	ON*Media Corp.	57,830	74,340

35

* #	Orientbio, Inc.	25,131	9,700
	ORION Corp.	1,884	222,214
	Ottogi Corp.	1,572	157,304
	Pacific Corp.	2,963	174,493
	Pacific Pharmaceutical Co., Ltd.	902	20,008
*	Paik Kwang Industrial Co., Ltd.	600	22,246
*	Pang Rim Co., Ltd.	2,820	20,528
	PaperCorea, Inc.	7,930	44,406
	Pohang Coated Steel Co., Ltd.	3,350	44,284
	Poong Lim Industrial Co., Ltd.	10,310	16,741
*	Poongsan Corp.	16,548	79,218
	Poongsan Holdings Corp.	3,110	20,348
	POSCO	4,270	1,176,084
#	POSCO ADR	81,540	5,478,673
*	Prime Entertainment Co., Ltd.	713	232
#	Pulmuone Co., Ltd.	1,633	51,746
	Pum Yang Construction Co., Ltd.	3,390	30,096
	Pusan Bank	120,590	616,001
	Pusan City Gas Co., Ltd.	7,420	96,593
*	Pyung Hwa Holdings Co., Ltd.	2,146	2,091
	Pyung Hwa Industrial Co., Ltd.	2,682	3,420
*	RNL BIO Co., Ltd.	6,058	3,007
	S&T Corp. (6223328)	8,617	34,686
*	S&T Corp. (B2PDGC1)	5	220
#	S&T Daewoo Co., Ltd.	6,200	78,327
#	S&T Dynamics Co., Ltd.	24,086	137,250
* #	S&T Motors Co., Inc.	31,290	7,468
#	S1 Corp.	8,380	284,854
*	Saehan Industries, Inc.	20,390	62,603
*	Saehan Media Corp.	17,170	16,874
*	Sajo Industries Co., Ltd.	2,160	33,763
*	Sajodaerim Corp.	1,660	18,915
	Sam Jin Pharmaceutical Co., Ltd.	4,995	25,759
	Sam Kwang Glass Industrial Co., Ltd.	2,130	33,160
	Sam Lip General Foods Co., Ltd.	3,770	18,560
	Sam Yung Trading Co., Ltd.	4,000	8,661
#	Sambu Construction Co., Ltd.	3,980	39,273
#	Samchully Co., Ltd.	1,750	170,698
#	Samho International Co., Ltd.	7,527	15,898
	Samhwa Crown and Closure Co., Ltd.	1,770	16,409
	Samhwa Paints Industrial Co., Ltd.	9,710	21,887
*	Samick Musical Instruments Co., Ltd.	22,800	8,210
	Samil Pharmaceutical Co., Ltd.	2,090	11,744
*	Samsung Card Co., Ltd.	22,717	536,088
*	Samsung Climate Control Co., Ltd.	4,190	19,619
	Samsung Corp.	75,610	2,422,747
#	Samsung Electro-Mechanics Co., Ltd.	39,470	1,162,468
	Samsung Electronics Co., Ltd.	38,414	16,195,483
	Samsung Engineering Co., Ltd.	10,400	415,946
	Samsung Fine Chemicals Co., Ltd.	10,516	290,555
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,284,717
#	Samsung Heavy Industries Co., Ltd.	52,700	811,575

36

* #	Samsung SDI Co., Ltd.	28,354	1,592,029
#	Samsung Securities Co., Ltd.	24,653	1,253,804
#	Samsung Techwin Co., Ltd.	24,150	511,877
	Samwhan Corp.	6,650	45,470
#	Samyang Corp.	5,344	128,513
*	Samyang Foods Co., Ltd.	1,990	16,854
	Samyang Genex Co., Ltd.	1,814	69,353
	Samyang Tongsang Co., Ltd.	720	13,923
#	Samyoung Electronics Co., Ltd.	10,770	67,768
	SAVEZONE I&C Corp.	16,940	11,762
	SC Engineering Co., Ltd.	3,275	6,571
#	Seah Besteel Corp.	17,770	270,220
	SeAH Holdings Corp.	1,770	88,127
	SeAH Steel Corp.	2,230	71,627
	Sebang Co., Ltd.	8,550	58,332
	Sejong Industrial Co., Ltd.	16,050	50,405
	Sempio Foods Co.	2,080	37,848
	Seoul City Gas Co., Ltd.	1,090	48,795
#	Seoul Securities Co., Ltd.	296,077	214,835
* #	Serim Paper Manufacturing Co., Ltd.	10,720	28,864
* #	Seshin Co., Ltd.	2,000	954
#	Sewon Cellontech Co., Ltd.	20,754	69,375
*	SGWICUS Corp.	12,450	8,426
*	SH Chemical Co., Ltd.	25,000	12,232
	Shin Won Corp.	41,750	32,741
	Shin Young Securities Co., Ltd.	4,330	91,736
* #	Shinhan Engineering & Construction Co., Ltd.	4,013	20,857
	Shinhan Financial Group Co., Ltd.	32,360	787,281
#	Shinhan Financial Group Co., Ltd. ADR	37,150	1,847,841
	Shinhung Co., Ltd.	1,510	16,567
	Shinpoong Pharmaceutical Co., Ltd.	1,300	12,207
	Shinsegae Co., Ltd.	4,219	1,480,812
	Shinsegae Engineering & Construction Co., Ltd.	1,750	14,998
	Shinsegae Internet & Commerce Co., Ltd.	1,000	23,821
#	Shinsung Engineering Co., Ltd. (6149316)	8,134	38,161
* #	Shinsung Engineering Co., Ltd. (B3CCL56)	4,066	9,953
* #	Shinsung FA Co., Ltd.	4,066	11,575
*	Shinsung Tongsang Co., Ltd.	7,800	8,753
	Silla Trading Co., Ltd.	11,190	87,986
	Sindo Ricoh Co., Ltd.	4,921	174,565
#	SJM Co., Ltd.	7,780	27,030
#	SK Chemicals Co., Ltd.	13,144	202,221
#	SK Co., Ltd.	28,948	1,941,619
	SK Energy Co., Ltd.	35,494	2,041,943
	SK Gas Co., Ltd.	4,053	144,591
*	SK Networks Co., Ltd.	32,340	205,828
	SK Telecom Co., Ltd.	4,711	747,725
	SK Telecom Co., Ltd. ADR	52,300	900,083
#	SKC Co., Ltd.	18,410	179,177
	SL Corp.	3,300	7,720
#	S-Oil Corp.	25,449	1,289,400
	Solomon Mutual Savings Bank	7,126	16,188

37

*	Ssangyong Cement Industry Co., Ltd.	36,347	154,022
*	Ssangyong Corp.	1,896	9,767
* #	Ssangyong Motor Co.	65,620	56,843
#	STX Corp.	9,195	142,313
	STX Engine Co., Ltd.	12,650	138,840
#	STX Shipbuilding Co., Ltd.	23,936	276,772
	Suheung Capsule Co., Ltd.	2,500	9,915
	Sung Bo Chemicals Co., Ltd.	1,020	14,979
*	Sung Chang Enterprise Co., Ltd.	2,780	24,044
* #	Sung Shin Cement Co., Ltd.	10,810	25,529
	Sungjee Construction Co., Ltd.	2,570	7,167
#	Sungwon Corp.	17,330	45,527
	Sunjin Co., Ltd.	470	4,852
#	Sunkyong Securities Co., Ltd.	133,490	144,753
#	Sunwoo Shipping & Technology Co., Ltd.	53,310	18,937
	Tae Kwang Industrial Co., Ltd.	549	340,105
	Tae Kyung Industrial Co., Ltd.	10,960	31,915
	Taegu Department Store	4,530	26,871
#	Taeyoung Engineering & Construction	37,140	104,710
#	Tai Han Electric Wire Co., Ltd.	19,660	280,132
	Tai Lim Packaging Industries Co., Ltd.	47,100	24,516
*	Taihan Textile Co., Ltd.	620	8,758
*	Tec & Co.	3,267	4,380
	Telcoware Co., Ltd.	2,000	7,916
* #	Tong Yang Major Corp.	29,475	54,412
	Tong Yang Moolsan Co., Ltd.	6,560	23,949
#	Tong Yang Securities, Inc.	68,013	280,466
*	TRYBRANDS, Inc.	1,732	2,348
	TS Corp.	1,927	88,665
#	Uangel Corp.	6,570	19,323
*	Uni Chem Co., Ltd.	21,050	6,959
	Unid Co., Ltd.	3,350	63,110
*	Union Steel Manufacturing Co., Ltd.	6,190	68,404
	Uniquest Corp.	7,000	17,268
*	VGX International, Inc.	4,574	4,554
	Whanin Pharmaceutical Co., Ltd.	3,640	33,651
	Woongjin Coway Co., Ltd.	19,160	394,255
#	Woongjin Thinkbig Co., Ltd.	9,519	92,550
	Woongjin.Com Co., Ltd.	25,030	145,152
	Woori Financial Co., Ltd.	8,910	29,845
#	Woori Investment & Securities Co., Ltd.	64,024	598,095
	WooSung Feed Co., Ltd.	20,370	17,588
	YESCO Co., Ltd.	2,210	42,820
#	Yoosung Enterprise Co., Ltd.	9,370	14,577
#	Youlchon Chemical Co., Ltd.	14,920	79,228
	Youngone Corp.	30,470	122,260
	Youngpoong Corp.	928	190,135
#	Yuhan Corp.	4,534	659,538
	YuHwa Securities Co., Ltd.	4,570	41,827
* #	Yungjin Pharm Co., Ltd.	48,808	28,443
*	Yuyang Telecom Co., Ltd.	2,250	6,430
	Yuyu Pharma, Inc.	2,440	11,119

TOTAL — SOUTH KOREA			126,891,869

38

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	277,881	44,082
	Aaeon Technology, Inc.	35,878	54,725
	Ability Enterprise Co., Ltd.	252,343	190,582
	Abocom Systems, Inc.	70,154	11,767
	Acbel Polytech, Inc.	312,426	136,556
*	Accton Technology Corp.	423,000	71,905
	Acer, Inc.	1,913,354	2,467,931
	Advanced Semiconductor Engineering, Inc.	617,337	262,870
	Advanced Semiconductor Engineering, Inc. ADR	463,920	1,006,706
	Advantech Co., Ltd.	146,079	203,830
	Allis Electric Co., Ltd.	117,000	17,909
	Altek Corp.	228,861	227,145
	Ampoc Far East Co., Ltd.	79,567	16,632
	Amtran Technology Co., Ltd.	466,126	133,369
	Apex Biotechnology Corp.	42,900	59,305
*	Arima Communication Corp.	232,383	46,655
*	Arima Computer Corp.	757,000	70,943
*	Arima Optoelectronics Corp.	167,520	24,587
	Asia Cement Corp.	1,582,312	937,524
	Asia Chemical Corp.	230,000	83,426
	Asia Polymer Corp.	201,000	80,091
	Asia Vital Components Co., Ltd.	173,720	83,140
	Asustek Computer, Inc.	1,585,527	2,271,037
	Aten International Co., Ltd.	52,622	68,216
	AU Optronics Corp.	1,466,502	1,024,010
	AU Optronics Corp. Sponsored ADR	647,118	4,465,113
	Audix Co., Ltd.	123,969	43,701
	Aurora Corp.	198,226	145,752
	Aurora Systems Corp.	72,072	39,272
	Avermedia Technologies, Inc.	93,196	57,360
	Avision, Inc.	183,263	47,361
	Awea Mechantronic Co., Ltd.	47,355	36,468
	Bank of Kaohsiung Co., Ltd.	379,600	77,741
	Basso Industry Corp., Ltd.	171,427	66,664
*	Behavior Tech Computer Corp.	84,400	10,203
	Bes Engineering Corp.	1,169,050	195,708
	Biostar Microtech International Corp.	138,712	41,583
	C Sun Manufacturing, Ltd.	132,367	38,532
*	Carnival Industrial Corp.	287,000	34,858
	Catcher Co., Ltd.	353,339	897,180
	Cathay Chemical Works, Inc.	15,000	3,287
	Cathay Financial Holdings Co., Ltd.	1,662,210	1,785,199
	Cathay Real Estate Development Co., Ltd.	1,035,000	225,864
	Central Reinsurance Co., Ltd.	376,897	102,399
	Chain Qui Development Co., Ltd.	77,464	34,054
	Champion Building Materials Co., Ltd.	246,381	53,434
	Chang Hwa Commercial Bank	3,127,000	1,197,865

39

	Charoen Pokphand Enterprises Co., Ltd.	134,000	36,278
	Cheng Loong Corp.	844,000	176,181
	Cheng Shin Rubber Industry Co., Ltd.	470,816	524,844
	Cheng Uei Precision Industry Co., Ltd.	293,351	404,516
	Chenming Mold Industrial Corp.	98,708	27,302
	Chi Mei Optoelectronic Corp.	4,546,529	1,672,593
*	Chia Her Industrial Co., Ltd.	140,000	4,215
*	Chia Hsin Cement Corp.	545,382	169,996
	Chicony Electronics Co., Ltd.	183,585	227,973
*	Chien Shing Stainless Steel Co., Ltd.	191,000	15,416
	Chilisin Electronics Corp.	71,784	18,172
*	China Airlines	1,665,621	398,568
	China Chemical & Pharmaceutical Co.	300,000	106,335
	China Development Financial Holding Corp.	10,355,592	2,035,327
	China Ecotek Corp.	60,000	67,749
	China Electric Manufacturing Co., Ltd.	337,220	111,692
*	China General Plastics Corp.	313,000	47,157
	China Glaze Co., Ltd.	111,264	20,489
	China Hi-Ment Corp.	124,135	110,097
*	China Life Insurance Co., Ltd.	791,280	273,128
	China Man-Made Fiber Co., Ltd.	1,031,662	154,380
	China Metal Products Co., Ltd.	181,060	100,777
	China Motor Co., Ltd.	658,716	223,999
*	China Petrochemical Development Corp.	1,530,640	274,558
	China Steel Chemical Corp.	97,998	145,220
	China Steel Corp.	2,880,679	2,080,427
	China Steel Structure Co., Ltd.	127,000	49,197
	China Synthetic Rubber Corp.	420,000	364,461
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	39,222
	Chinatrust Financial Holdings Co., Ltd.	5,296,945	1,513,105
	Chinese Maritime Transport, Ltd.	104,460	150,127
	Ching Feng Home Fashions Industries Co., Ltd.	142,657	17,032
	Chin-Poon Industrial Co., Ltd.	353,000	126,851
	Chroma Ate, Inc.	139,811	124,668
	Chun Yu Works & Co., Ltd.	230,000	52,413
	Chun Yuan Steel Industrial Co., Ltd.	495,541	136,925
	Chung Hsin Electric & Machinery Co., Ltd.	357,000	131,214
	Chung Hung Steel Corp.	851,000	266,673
	Chung Hwa Pulp Corp.	481,000	132,523
	Chungwa Picture Tubes Co., Ltd.	7,953,604	805,797
	Clevo Co.	259,896	190,203
*	CMC Magnetics Corp.	3,438,000	472,197
	Collins Co., Ltd.	258,000	59,918
	Compal Communications, Inc.	204,744	127,703
	Compal Electronics, Inc.	3,287,367	2,359,471
	Compeq Manufacturing Co., Ltd.	951,000	156,810
	Continental Engineering Corp.	731,667	160,696
	Cosmo Electronics Corp.	49,500	47,569
*	Cosmos Bank Taiwan	233,263	15,309
	CTCI Corp.	448,896	284,144
	CX Technology Co., Ltd.	80,579	22,443

40

	Cybertan Technology, Inc.	153,255	97,685
	Cyntec Co., Ltd.	80,364	91,198
	Da-Cin Construction Co., Ltd.	238,809	80,093
*	Delpha Construction Co., Ltd.	199,000	17,599
	Delta Electronics Industrial Co., Ltd.	506,605	1,149,708
	Depo Auto Parts Industrial Co., Ltd.	112,634	158,992
	Diamond Flower Electric Instrument Co., Ltd.	50,754	56,885
	D-Link Corp.	553,211	378,735
	E.Sun Financial Holding Co., Ltd.	2,822,825	656,265
	Eastern Media International	1,133,360	127,852
	Eclat Textile Co., Ltd.	145,612	40,697
	Edom Technology Co., Ltd.	101,600	22,169
	Elan Microelectronics Corp.	179,974	115,810
	E-Lead Electronic Co., Ltd.	38,846	14,200
	Elite Material Co., Ltd.	253,955	57,648
	Elite Semiconductor Memory Technology, Inc.	173,390	134,309
	Elitegroup Computer Systems Co., Ltd.	1,095,327	219,854
*	EnTie Commercial Bank	126,166	38,375
	Epistar Corp.	460,413	538,246
	Eternal Chemical Co., Ltd.	712,602	372,167
*	Eva Airways Corp.	1,863,245	451,842
	Everest Textile Co., Ltd.	303,064	35,236
	Evergreen International Storage & Transport Corp.	849,000	361,463
	Evergreen Marine Corp., Ltd.	1,222,170	628,005
	Everlight Chemical Industrial Corp.	318,000	114,327
	Everlight Electronics Co., Ltd.	132,890	200,818
*	Everspring Industry Co., Ltd.	76,000	11,602
*	Evertop Wire Cable Corp.	100,459	14,701
	Excel Cell Electronics Co., Ltd.	90,000	25,546
	Far East Textile, Ltd.	2,036,845	1,182,202
	Far Eastern Department Stores, Ltd.	864,046	390,767
*	Far Eastern International Bank	1,581,265	241,177
	Federal Corp.	338,982	109,242
	Feng Hsin Iron & Steel Co., Ltd.	255,131	178,994
	Feng Tay Enterprise Co., Ltd.	384,808	194,895
	First Copper Technology Co., Ltd.	208,000	36,254
	First Financial Holding Co., Ltd.	3,391,306	1,599,393
	First Hotel	212,737	129,851
	First Steamship Co., Ltd.	104,000	86,429
	Flytech Technology Co., Ltd.	42,900	56,010
	Formosa Chemicals & Fiber Co., Ltd.	2,276,830	3,680,731
	Formosa Epitaxy, Inc.	122,022	51,745
	Formosa International Hotels Corp.	31,985	219,325
	Formosa Plastics Corp.	1,557,271	2,628,089
	Formosa Taffeta Co., Ltd.	942,460	555,432
	Formosan Rubber Group, Inc.	437,000	145,491
*	Formosan Union Chemical Corp.	205,352	64,393
	Fortune Electric Co., Ltd.	91,350	72,008
	Foxconn Technology Co., Ltd.	230,869	565,720
*	Fu I Industrial Co., Ltd.	176,000	37,745
	Fubon Financial Holding Co., Ltd.	3,244,000	1,967,593
	Fwuson Industry Co., Ltd.	170,980	35,031

41

	G Shank Enterprise Co., Ltd.	186,093	96,006
	G.T.M. Corp.	127,000	34,012
	Gem Terminal Industries Co., Ltd.	100,775	50,401
	Giant Manufacture Co., Ltd.	117,600	284,384
*	Giga Storage Corp.	279,000	25,313
	Giga-Byte Technology Co., Ltd.	675,750	237,914
	Globe Union Industrial Corp.	230,019	103,709
	Gold Circuit Electronics, Ltd.	354,240	102,797
	Goldsun Development & Construction Co., Ltd.	1,060,605	201,546
	Good Will Instrument Co., Ltd.	66,150	28,487
	Gordon Auto Body Parts Co., Ltd.	108,757	24,241
*	Grand Pacific Petrochemical Corp.	547,000	76,987
	Grape King, Inc.	106,000	47,250
	Great China Metal Industry Co., Ltd.	202,000	71,948
	Great Taipei Gas Co., Ltd.	477,000	180,051
	Great Wall Enterprise Co., Ltd.	259,950	159,587
	Greatek Co., Ltd.	392,083	244,267
	Hanpin Co., Ltd.	80,000	34,654
	Hey Song Corp.	476,000	138,657
	Highwealth Construction Corp.	321,274	156,946
*	Ho Tung Holding Corp.	538,000	124,666
	Hocheng Corp.	267,300	58,252
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	24,563
	Hon Hai Precision Industry Co., Ltd.	1,233,678	2,977,724
	Hong Tai Electric Industrial Co., Ltd.	273,000	85,571
	Hong Yi Fiber Industry Co., Ltd.	148,000	23,161
	Honmyue Enterprise Co., Ltd.	120,640	14,155
	Hota Industrial Manufacturing Co., Ltd.	71,176	34,835
	Hotai Motor Co., Ltd.	250,000	360,409
	Hsin Kuang Steel Co., Ltd.	192,308	78,179
	Hsing Ta Cement Co., Ltd.	296,000	67,595
	HTC Corp.	149,416	1,771,090
	Hua Eng Wire & Cable Co., Ltd.	454,000	74,660
	Hua Nan Financial Holding Co., Ltd.	2,972,320	1,566,337
	Huang Hsiang Construction Corp.	198,900	76,520
	Hung Ching Development & Construction Co., Ltd.	227,000	39,741
	Hung Poo Construction Corp.	226,537	118,731
	Hung Sheng Construction Co., Ltd.	388,000	83,689
*	Hwa Fong Rubber Co., Ltd.	202,000	38,620
	Ichia Technologies, Inc.	274,255	83,615
	I-Chiun Precision Industry Co., Ltd.	114,571	63,653
*	Inernational Semiconductor Technology, Ltd.	367,598	49,873
	Infortrend Technology, Inc.	185,795	132,613
	Innolux Display Corp.	988,300	740,875
	Inventec Corp.	1,516,292	475,217
	ITE Technology, Inc.	45,314	77,436
*	Jean Co., Ltd.	90,000	11,064
	Johnson Health Tech Co., Ltd.	160,868	129,637
	Jui Li Enterprise Co., Ltd.	175,100	32,049
	K Laser Technology, Inc.	85,459	32,161
	Kang Na Hsiung Co., Ltd.	215,000	78,460
*	Kao Hsing Chang Iron & Steel Corp.	368,000	52,220

42

	Kaulin Manufacturing Co., Ltd.	176,684	79,313
	Kee Tai Properties Co., Ltd.	303,697	85,548
*	Kenda Rubber Industrial Co., Ltd.	346,276	143,719
	Kian Shen Corp.	41,895	14,819
	King Yuan Electronics Co., Ltd.	1,323,870	352,095
	Kingdom Construction Co., Ltd.	345,000	63,427
*	King’s Town Bank	862,653	163,922
*	King’s Town Construction Co., Ltd.	235,084	90,618
	Kinpo Electronics, Inc.	1,393,892	261,659
	Kinsus Interconnect Technology Corp.	239,476	262,576
	Knowledge-Yield-Excellence Systems Corp.	200,027	130,705
	Kung Long Batteries Industrial Co., Ltd.	47,000	23,928
	Kuoyang Construction Co., Ltd.	330,000	90,290
*	Kwong Fong Industries Corp.	361,000	50,403
	Lan Fa Textile Co., Ltd.	265,024	41,299
	Largan Precision Co., Ltd.	39,975	407,764
*	Leadtek Research, Inc.	125,454	17,884
*	Lealea Enterprise Co., Ltd.	705,550	82,671
	Lee Chang Yung Chemical Industry Corp.	402,992	230,253
	Lee Chi Enterprises Co., Ltd.	196,000	50,327
	Lelon Co., Ltd.	89,000	15,561
*	Leofoo Development Co., Ltd.	224,000	78,769
	Les Enphants Co., Ltd.	90,100	34,677
*	Li Peng Enterprise Co., Ltd.	564,920	59,322
	Lian Hwa Foods Corp.	72,000	16,561
*	Lien Chang Electronic Enterprise Co., Ltd.	26,000	3,382
	Lien Hwa Industrial Corp.	559,930	184,208
	Lingsen Precision Industries, Ltd.	225,716	52,630
	Lite-On Technology Corp.	2,058,721	1,285,453
	Long Bon Development Co., Ltd.	407,873	93,722
*	Long Chen Paper Co., Ltd.	407,220	81,455
	Lucky Cement Corp.	311,000	56,758
	Macronix International Co., Ltd.	2,909,940	811,963
	Makalot Industrial Co., Ltd.	85,430	61,199
	Mayer Steel Pipe Corp.	118,678	58,031
	Maywufa Co., Ltd.	102,500	38,536
	Media Tek, Inc.	234,227	2,097,596
	Mega Financial Holding Co., Ltd.	7,020,000	1,942,085
	Meiloon Co., Ltd.	207,045	52,826
	Mercuries & Associates, Ltd.	498,450	124,596
*	Mercuries Data Co., Ltd.	122,000	15,824
	Merida Industry Co., Ltd.	123,000	171,285
	Merry Electronics Co., Ltd.	105,920	91,005
	Microelectronics Technology, Inc.	425,000	144,865
	Micro-Star International Co., Ltd.	1,010,033	421,818
	Min Aik Technology Co., Ltd.	78,011	65,918
	Mirle Automation Corp.	80,553	45,530
	Mitac International Corp.	1,233,135	456,397
	Mitac Technology Corp.	379,281	150,416
	Mobiletron Electronics Co., Ltd.	41,000	12,858
	Mospec Seminconductor Corp.	79,000	33,508
*	Mustek Systems, Inc.	270,000	11,788

43

	Nak Sealing Technologies Corp.	59,549	51,705
*	Namchow Chemical Industrial Co., Ltd.	194,000	28,174
	Nan Ya Plastic Corp.	2,451,557	3,397,570
*	Nan Ya Printed Circuit Board Corp.	101,000	238,359
	Nankang Rubber Tire Co., Ltd.	360,166	199,774
	Nantex Industry Co., Ltd.	142,018	78,322
*	Nanya Technology Co., Ltd.	2,693,657	478,221
	National Petroleum Co., Ltd.	233,000	131,759
*	New Asia Construction & Development Co., Ltd.	199,000	22,496
	Nien Hsing Textile Co., Ltd.	471,000	123,766
*	Ocean Plastics Co., Ltd.	161,000	48,421
*	Optimax Technology Corp.	381,654	24,936
	Opto Tech Corp.	291,713	96,689
	Oriental Union Chemical Corp.	640,290	270,230
*	Pacific Construction Co., Ltd.	332,000	28,024
	Pan Jit International, Inc.	251,995	102,074
	Pan-International Industrial Corp.	369,989	321,601
*	PC Home Online	46,000	27,616
	Phihong Technology Co., Ltd.	238,143	60,655
	Phoenix Precision Technology Corp.	560,229	162,373
	Pihsiang Machinery Mfg. Co., Ltd.	103,000	148,304
	Pou Chen Corp.	1,781,553	812,071
	President Chain Store Corp.	248,000	575,738
	Prince Housing & Development Corp.	702,975	116,367
*	Prodisc Technology, Inc.	603,000	27,241
*	Promise Technology, Inc.	120,575	54,026
*	Protop Technology Co., Ltd.	148,000	1,977
	Qisda Corp.	1,145,182	277,405
	Quanta Computer, Inc.	877,660	923,857
*	Quintain Steel Co., Ltd.	399,000	53,034
	Radium Life Tech Corp.	327,807	118,638
	Ralec Electronic Corp.	34,252	17,799
	Realtek Semiconductor Corp.	302,904	454,319
	Reward Wool Industry Corp.	77,000	9,506
*	Rexon Industrial Corp., Ltd.	118,000	11,176
	Richtek Technology Corp.	37,792	178,278
*	Ritek Corp.	2,909,000	365,153
	Ruentex Development Co., Ltd.	437,000	180,351
	Ruentex Industries, Ltd.	387,000	182,985
*	Sampo Corp.	826,584	103,393
	San Fang Chemical Industry Co., Ltd.	137,550	76,226
	Sanyang Industrial Co., Ltd.	604,927	122,156
	Sanyo Electric Co., Ltd.	246,000	145,334
	SDI Corp.	154,000	63,127
	Senao International Co., Ltd.	96,547	92,983
	Shan-Loong Transportation Co., Ltd.	111,247	38,105
	Sheng Yu Steel Co., Ltd.	231,000	128,743
	Shihlin Electric & Engineering Corp.	364,000	264,673
*	Shihlin Paper Corp.	187,000	106,905
	Shin Kong Financial Holding Co., Ltd.	4,565,600	1,207,541
	Shin Shin Co., Ltd.	77,000	38,429
	Shinkong Co., Ltd.	220,784	58,889

44

	Shinkong Synthetic Fibers Co., Ltd.	1,178,282	152,054
	Shuttle, Inc.	166,000	39,664
	Sigurd Microelectronics Corp.	240,877	65,588
*	Silicon Integrated Systems Corp.	1,083,961	137,958
	Siliconware Precision Industries Co., Ltd.	1,202,492	1,241,218
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	648,250
	Silitech Technology Corp.	63,524	138,454
	Sincere Navigation Corp.	268,370	176,148
	Sinkang Industries Co., Ltd.	79,652	17,176
	Sinkong Spinning Co., Ltd.	212,169	85,410
	Sinon Corp.	219,000	59,531
	SinoPac Holdings Co., Ltd.	6,018,000	1,275,807
*	Sintek Photronics Corp.	399,410	64,581
	Sinyi Realty, Inc.	124,969	136,238
	Sitronix Technology Corp.	50,009	59,819
	Siward Crystal Technology Co., Ltd.	66,386	24,307
*	Solelytex Enterprise Corp.	101,000	37,399
	Solomon Technology Corp.	165,609	40,363
	South East Soda Manufacturing Co., Ltd.	71,250	40,951
	Southeast Cement Co., Ltd.	455,000	110,338
	Space Shuttle Hi-Tech Co., Ltd.	110,837	17,160
	SPI Electronic Co., Ltd.	156,054	89,417
	Spirox Corp.	137,873	47,103
	Springsoft, Inc.	172,565	92,420
	Standard Chemical & Pharmaceutical Co., Ltd.	157,400	85,898
	Standard Foods Taiwan, Ltd.	239,000	128,889
	Stark Technology, Inc.	74,400	27,097
	Sunonwealth Electric Machine Industry Co., Ltd.	178,718	96,914
	Sunplus Technology Co., Ltd.	411,153	172,323
	Sunrex Technology Corp.	211,332	141,759
	Synnex Technology International Corp.	485,041	629,599
	Sysware Systex Corp.	87,293	48,609
*	T JOIN Transportation Co., Ltd.	349,000	135,247
	Ta Chen Stainless Pipe Co., Ltd.	389,624	154,506
*	Ta Chong Bank, Ltd.	2,145,000	344,161
	Ta Ya Electric Wire & Cable Co., Ltd.	462,087	77,887
	Ta Yih Industrial Co., Ltd.	38,000	12,638
	Tah Hsin Industrial Corp.	159,000	66,772
*	Tai Roun Products Co., Ltd.	200,000	34,767
	Ta-I Technology Co., Ltd.	118,480	58,166
	Taichung Commercial Bank	1,128,226	226,962
	Tainan Enterprises Co., Ltd.	122,180	64,589
	Tainan Spinning Co., Ltd.	1,260,000	241,474
	Taishin Financial Holdings Co., Ltd.	4,491,385	670,419
*	Taisun Enterprise Co., Ltd.	214,800	34,318
	Taita Chemical Co., Ltd.	165,830	28,393
	Taiwan Acceptance Corp.	96,000	47,087
*	Taiwan Business Bank	2,492,118	488,522
	Taiwan Cement Corp.	2,276,709	1,169,054
	Taiwan Cooperative Bank	3,203,935	1,539,640
	Taiwan Fertilizer Co., Ltd.	350,000	431,896
	Taiwan Fire & Marine Insurance Co., Ltd.	223,000	106,883

45

*	Taiwan Flourescent Lamp Co., Ltd.	119,000	10,752
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	44,578
	Taiwan Glass Industrial Corp.	828,918	402,092
	Taiwan Hon Chuan Enterprise Co., Ltd.	156,168	125,103
	Taiwan Kai Yih Industrial Co., Ltd.	63,089	19,238
*	Taiwan Kolin Co., Ltd.	508,000	10,781
	Taiwan Life Insurance Co., Ltd.	494,997	285,812
	Taiwan Line Tek Electronic Co., Ltd.	16,419	5,948
	Taiwan Mask Corp.	216,000	64,076
	Taiwan Navigation Co., Ltd.	153,720	151,375
	Taiwan Paiho Co., Ltd.	240,670	84,465
*	Taiwan Pulp & Paper Corp.	211,000	40,906
	Taiwan Sakura Corp.	147,457	31,200
	Taiwan Secom Co., Ltd.	205,932	252,913
	Taiwan Semiconductor Manufacturing Co., Ltd.	5,033,477	7,323,992
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,400	325,444
	Taiwan Sogo Shinkong Security Co., Ltd.	233,407	107,337
	Taiwan Styrene Monomer Corp.	427,602	95,789
*	Taiwan Tea Corp.	523,654	161,669
	Taiyen Biotech Co., Ltd.	199,000	68,179
*	Tatung Co., Ltd.	3,775,000	670,172
*	Teapo Electronic Corp.	190,000	15,867
	Teco Electric & Machinery Co., Ltd.	2,051,000	493,820
*	Tecom, Ltd.	276,000	111,686
	Ten Ren Tea Co., Ltd.	40,170	30,869
	Test-Rite International Co., Ltd.	381,863	176,101
	The Ambassador Hotel	233,000	169,100
	The First Insurance Co., Ltd.	195,640	39,322
	Thinking Electronic Industrial Co., Ltd.	76,058	34,136
	Thye Ming Industrial Co., Ltd.	125,958	57,744
	Ton Yi Industrial Corp.	1,196,000	373,371
	Tong Yang Industry Co., Ltd.	352,884	140,903
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	6,658
	Transcend Information, Inc.	183,517	310,637
	Tsann Kuen Enterprise Co., Ltd.	202,358	61,612
	TSRC Corp.	377,650	264,151
	TTET Union Corp.	71,000	54,342
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	13,379
	Tung Ho Steel Enterprise Corp.	488,400	317,473
*	Twinhead International Corp.	301,000	20,407
	TYC Brother Industrial Co., Ltd.	269,855	93,957
*	Tycoons Group Enterprise Co., Ltd.	389,000	54,391
	Tyntek Corp.	187,797	61,140
	Tze Shin International Co., Ltd.	92,378	34,931
	U-Ming Marine Transport Corp.	182,200	212,709
	Uniform Industrial Corp.	23,611	9,362
*	Union Bank of Taiwan	1,462,000	199,249
*	Union Insurance Co., Ltd.	27,595	6,176
	Uni-President Enterprises Corp.	2,105,061	1,799,404
	Unitech Electronics Co., Ltd.	170,457	52,834
	Unitech Printed Circuit Board Corp.	314,579	93,661
	United Integration Service Co., Ltd.	225,800	93,314

46

	United Microelectronics Corp.	11,060,441	3,036,965
	Unity Opto Technology Co., Ltd.	201,689	70,769
*	Universal Cement Corp.	411,773	209,228
	Universal Microelectronics Co., Ltd.	77,926	18,065
	Universal Scientific Industrial Co., Ltd.	956,096	287,191
	Universal, Inc.	36,000	9,024
	UPC Technology Corp.	566,468	132,062
	USI Corp.	533,000	152,028
	U-TECH Media Corp.	189,000	25,007
*	Ve Wong Corp.	135,000	42,270
*	Veutron Corp.	65,000	7,807
*	Via Technologies, Inc.	805,000	194,881
*	Visual Photonics Epitacy Co., Ltd.	29,734	14,364
	Walsin Lihwa Corp.	2,719,021	630,594
	Walsin Technology Corp., Ltd.	474,315	136,544
	Wan Hai Lines Co., Ltd.	1,183,359	495,892
	Wan Hwa Enterprise Co., Ltd.	105,482	33,570
	Waterland Financial Holdings	1,760,446	282,315
*	Wei Chih Steel Industrial Co., Ltd.	210,000	31,701
*	Wei Chuan Food Corp.	262,000	124,317
	Weltrend Semiconductor, Inc.	149,275	75,575
*	Winbond Electronics Corp.	3,670,000	381,704
	Wintek Corp.	1,122,064	284,774
	Wistron Corp.	772,046	610,529
	Wistron NeWeb Corp.	166,166	151,362
*	Wus Printed Circuit Co., Ltd.	309,000	31,678
	Yageo Corp.	2,808,000	433,058
	Yang Ming Marine Transport Corp.	1,413,234	389,616
	Yeung Cyang Industrial Co., Ltd.	267,765	88,999
*	Yi Jinn Industrial Co., Ltd.	286,300	33,263
	Yieh Phui Enterprise Co., Ltd.	1,208,207	348,278
	Yosun Industrial Corp.	219,979	87,288
	Yuanta Financial Holding Co., Ltd.	3,719,292	1,455,010
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,277,772	289,983
	Yulon Motor Co., Ltd.	879,715	352,050
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	97,433
	Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	165,675
	Yung Tay Engineering Co., Ltd.	415,000	157,334
	Zig Sheng Industrial Co., Ltd.	358,568	41,331
	Zinwell Corp.	176,979	189,530
	Zippy Technology Corp.	106,028	34,035
	Zyxel Communication Corp.	367,496	240,814

TOTAL — TAIWAN			132,627,192

THAILAND — (1.6%)
COMMON STOCKS — (1.6%)
		1,115,200	63,635
*	Aapico Hitech PCL, Ltd. (Foreign)	758,400	75,299
*	Adkinson Securities PCL (Foreign)	6,569,400	69,349
	Advance Info Service PCL (Foreign)	308,700	642,942

47

#	Amata Corp. PCL (Foreign)	387,500	40,906
	Asia Plus Securities PCL (Foreign)	1,281,200	37,285
	Asia Plus Securities PCL (Foreign) NVDR	1,260,100	36,671
	Asian Insulators PCL (Foreign)	151,900	16,295
#	Asian Property Development PCL (Foreign)	5,844,500	493,573
	Ayudhya Insurance PCL (Foreign)	191,400	78,635
*	Bangchak Petroleum PCL (Foreign)	483,600	79,335
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	72,959
	Bangkok Bank PCL (Foreign)	533,000	1,056,876
	Bangkok Bank PCL (Foreign) NVDR	101,800	201,857
	Bangkok Chain Hospital PCL (Foreign)	495,200	84,064
	Bangkok Dusit Medical Services PCL (Foreign)	307,800	175,635
	Bangkok Expressway PCL (Foreign)	467,900	161,529
*	Bangkok Land PCL (Foreign)	2,335,700	15,327
*	Bangkok Land PCL (Foreign) NVDR	32,280,300	211,825
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	950,200	273,809
	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	742,900	214,074
	Banpu PCL (Foreign)	78,800	366,459
#	BEC World PCL (Foreign)	712,400	337,399
	Big C Supercenter PCL (Foreign) NVDR	27,000	23,495
	Bualuang Securities PCL (Foreign)	137,100	24,643
#	Bumrungrad Hospital PCL (Foreign)	327,600	205,626
	C.P. Seven Eleven PCL (Foreign)	813,100	178,627
	Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	255,996
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	59,803
	Central Plaza Hotel PCL (Foreign)	493,100	53,460
#	Ch. Karnchang PCL (Foreign)	677,100	44,818
	Charoen Pokphand Foods PCL (Foreign)	3,598,100	312,075
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	34,251
#	Delta Electronics (Thailand) PCL (Foreign)	722,300	214,320
	Dynasty Ceramic PCL (Foreign)	127,500	32,011
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	50,865
*	G J Steel PCL (Foreign)	21,332,000	66,948
*	Glow Energy PCL (Foreign)	170,000	97,004
	GMM Grammy PCL (Foreign)	186,400	53,181
	Golden Land Property PCL (Foreign) NVDR	698,800	49,046
#	Hana Microelectronics PCL (Foreign)	364,757	107,190
	Hermraj Land & Development PCL (Foreign)	9,272,000	182,530
	Home Product Center PCL (Foreign)	962,534	96,116
	ICC International PCL (Foreign)	49,200	60,359
	Indorama Polymers PCL (Foreign)	576,100	69,362
#	Italian-Thai Development PCL (Foreign) NVDR	3,291,100	230,987
*	ITV PCL (Foreign)	183,700	5,503
*	Jasmine International PCL (Foreign)	7,798,200	88,995
	Kasikornbank PCL (Foreign)	593,900	847,218
	Kasikornbank PCL (Foreign) NVDR	178,600	254,779
	KGI Securities One PCL (Foreign)	3,788,600	79,988
#	Khon Kaen Sugar Industry PCL (Foreign)	829,900	119,572
	Kiatnakin Finance PCL (Foreign)	338,400	129,374
	Kim Eng Securities Thailand PCL (Foreign) (6711618)	253,700	56,096
	Kim Eng Securities Thailand PCL (Foreign) (6711629)	278,100	61,491

48

	Krungthai Card PCL (Foreign)	115,200	27,937
	L.P.N. Development PCL (Foreign)	1,590,700	115,275
	Lalin Property PCL (Foreign)	1,458,800	33,296
	Land & Houses PCL (Foreign)	942,800	100,601
	Land & Houses PCL (Foreign) NVDR	2,977,900	310,959
	Lanna Resources PCL (Foreign)	119,100	23,106
*	Loxley PCL (Foreign)	1,996,500	63,797
#	Major Cineplex Group PCL (Foreign)	313,000	53,581
	MBK Development PCL (Foreign)	134,200	182,826
	Minor Corp. PCL (Foreign)	117,800	26,383
	Modernform Group PCL (Foreign)	31,000	22,023
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	16,785
	Polyplex PCL (Foreign)	373,900	41,177
	Pranda Jewelry PCL (Foreign)	462,100	79,104
	Precious Shipping PCL	1,287,500	282,846
	Property Perfect PCL (Foreign)	1,383,500	97,891
	PTT Aromatics & Refining PCL (Foreign)	598,643	169,943
	PTT Chemical PCL (Foreign)	605,671	596,167
	PTT Exploration & Production PCL (Foreign)	301,900	740,753
	PTT PCL (Foreign)	600,400	2,723,640
	Quality Houses PCL (Foreign)	10,732,400	275,582
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	414,277
#	Regional Container Lines PCL (Foreign)	384,200	56,452
	Robinson Department Store PCL (Foreign)	623,500	118,296
	Rojana Industrial Park PCL (Foreign)	399,900	67,886
	Saha-Union PCL (Foreign)	297,800	107,905
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	78,177
	Samart Corporation PCL (Foreign)	428,600	64,198
	Samart I-Mobile PCL (Foreign)	1,746,000	91,659
	Sansiri PCL (Foreign)	1,512,700	71,211
	SC Asset Corp. PCL (Foreign)	430,100	59,392
	Seamico Securities PCL (Foreign)	1,786,600	63,716
	Serm Suk PCL (Foreign) NVDR	112,700	32,154
*	Shinawatra Satellite PCL (Foreign)	590,000	40,736
#	Siam City Cement PCL (Foreign)	58,600	178,893
#	Siam Commercial Bank PCL (Foreign)	700,900	1,069,847
	Siam Future Development PCL (Foreign)	193,700	16,911
#	Siam Makro PCL (Foreign)	79,800	136,605
*	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	91,445
	Sri Trang Agro Industry PCL (Foreign)	91,900	24,909
	Supalai PCL (Foreign)	2,095,700	109,419
	SVOA PCL (Foreign)	833,400	10,938
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	41,918
	Thai Oil PCL (Foreign)	1,770,600	1,040,638
	Thai Plastic & Chemicals PCL (Foreign)	551,200	163,551
	Thai Reinsurance PCL (Foreign)	220,700	33,687
*	Thai Rung Union Car PCL (Foreign)	201,500	10,061
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	95,414
#	Thai Union Frozen Products PCL (Foreign)	674,500	317,525
	Thai Vegetable Oil PCL (Foreign)	271,125	71,165
#	Thanachart Capital PCL (Foreign)	1,330,200	269,456
	The Siam Cement PCL (Foreign)	74,600	223,481

49

	The Siam Cement PCL (Foreign) NVDR	51,500	149,872
	Thoresen Thai Agencies PCL (Foreign)	555,200	190,083
	Ticon Industrial Connection PCL (Foreign)	266,300	60,022
	Tipco Asphalt PCL (Foreign)	62,800	17,021
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	32,425
#	Tisco Finance PCL (Foreign)	963,600	243,306
* #	TMB Bank PCL (Foreign)	34,737,613	555,009
* #	TPI Polene PCL (Foreign)	1,060,200	68,966
*	True Corp. PCL (Foreign)	1,709,700	84,387
*	TT&T PCL (Foreign)	1,272,900	12,711
	Univanich Palm Oil PCL (Foreign)	15,000	25,678
	Vanachai Group PCL (Foreign)	1,337,400	60,288
	Vibhavadi Medical Center PCL (Foreign)	479,100	31,712
	Vinythai PCL (Foreign)	563,300	58,821
	Workpoint Entertainment PCL (Foreign)	81,400	12,309
TOTAL COMMON STOCKS			21,709,671

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	16,299

TOTAL — THAILAND			21,725,970

TURKEY — (1.7%)
COMMON STOCKS — (1.7%)
	Adana Cimento Sanayi Ticaret A.S.	39,666	9,292
	Afyon Cimento Sanayii Ticaret A.S.	32	12,866
	Akbank T.A.S.	458,119	1,573,502
	Akcansa Cimento Sanayi ve Ticaret A.S.	78,084	130,467
*	Akenerji Elektrik Uretim A.S.	17,034	89,779
*	Aksa Akrilik Kimya Sanayii A.S.	68,123	70,388
	Aksigorta A.S.	42,952	88,555
	Alarko Holding A.S.	205,661	222,740
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	—
	Alkim Alkali Kimya A.S.	8,812	21,957
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	81,076
	Anadolu Anonim Turk Sigorta Sirketi A.S.	259,959	137,472
*	Anadolu Cam Sanayii A.S.	148,329	108,205
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	113,436	960,432
	Anadolu Hayat Sigorta A.S.	76,696	67,925
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	32,084
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	20,792	38,173
*	Asya Katilim Bankasi A.S.	135,927	119,252
*	Ayen Enerji A.S.	58,827	46,601
*	Aygaz A.S.	176,191	228,133
	Bagfas Bandirma Gubre Fabrikalari A.S.	2,287	110,896
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,465	53,387
	Bati Anabolu Cimento A.S.	20,789	73,374
	Bati Soeke Cimento Sanayi A.S.	28,195	14,907
*	Beko Elektronik A.S.	47,876	12,484
	BIM BirlesikMagazalar A.S.	23,682	478,258
	Bolu Cimento Sanayii A.S.	112,064	81,276

50

	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	56,286
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	19
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	59,220
*	Boyner Buyuk Magazacilik A.S.	20,255	7,806
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	25,229
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	22,203
	Bursa Cimento Fabrikasi A.S.	29,019	85,139
	Celebi Hava Servisi A.S.	7,050	23,475
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	17,677
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	99,601
	Coca-Cola Icecek A.S.	11,750	56,327
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	26,142	119,187
*	Dogan Gazetecilik A.S.	39,912	36,318
*	Dogan Sirketler Grubu Holding A.S.	1	—
*	Dogan Yayin Holding A.S.	178,886	103,145
	Dogus Otomotiv Servis ve Ticaret A.S.	82,629	115,842
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	31,311
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	258,831	202,899
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	23,790
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	5,727
	Enka Insaat ve Sanayi A.S.	132,731	497,328
	Eregli Demir ve Celik Fabrikalari Turk A.S.	664,340	2,047,870
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	4,968	22,222
	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	2,263	73,503
	Ford Otomotiv Sanayi A.S.	76,847	241,741
*	Fortis Bank A.S.	18,516	10,986
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	18,127
*	Global Yatirim Holding A.S.	192,034	35,742
*	Goldas Kuyumculuk Sanayi A.S.	61,429	31,191
*	Goodyear Lastikleri T.A.S.	9,889	48,930
*	GSD Holding A.S.	306,380	84,816
	Gubre Fabrikalari Ticaret A.S.	3,199	48,415
	Gunes Sigorta A.S.	34,974	28,659
	Hektas Ticaret T.A.S.	29,495	11,937
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	36,041	27,987
*	Ihlas Holding A.S.	393,906	75,397
	Izmir Demir Celik Sanayii A.S.	123,114	124,600
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	125,410	55,604
	Karton Sanayi ve Ticaret A.S.	1,139	38,155
*	Koc Holding A.S. Series B	446,493	833,048
	Konya Cimento Sanayii A.S.	2,341	51,931
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	111,688	92,828
	Mardin Cimento Sanayii ve Ticaret A.S.	34,456	78,512
*	Marmari Marti Otel Isletmeleri A.S.	82,260	22,436
	Marshall Boya ve Vernik Sanayii A.S.	2,741	12,330
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	33,568
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	20,025
*	Net Holding A.S.	200,015	49,697
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	22,392

51

	Nortel Networks Netas Telekomuenikasyon A.S.	8,028	59,415
	Otobus Karoseri Sanayi A.S.	13,080	62,717
*	Parsan Makina Parcalari Sanayii A.S.	39,195	26,907
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	18,500
	Pinar Sut Mamulleri Sanayii A.S.	25,245	40,809
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	30,140
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	58,448	75,032
*	Sekerbank T.A.S.	168,606	135,200
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	130,897	84,119
*	Tat Konserve Sanayii A.S.	142,867	113,232
*	TAV Havalimanlari Holding A.S.	54,460	132,394
*	Tekstil Bankasi A.S.	163,669	58,067
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	163,994
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	159,580
*	Trakya Cam Sanayii A.S.	355,329	232,679
	Tupras-Turkiye Petrol Rafinerileri A.S.	137,118	1,731,465
	Turcas Petrol A.S.	34,115	46,726
*	Turk Ekonomi Bankasi A.S.	314,694	188,192
*	Turk Hava Yollari Anonim Ortakligi A.S.	54,017	167,565
*	Turk Sise ve Cam Fabrikalari A.S.	535,432	435,364
	Turkcell Iletisim Hizmetleri A.S.	212,663	1,067,490
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	150,774
*	Turkiye Garanti Bankasi A.S.	1,473,324	2,474,571
*	Turkiye Halk Bankasi A.S.	12,943	35,415
	Turkiye Is Bankasi A.S.	865,679	2,461,138
*	Turkiye Sinai Kalkinma Bankasi A.S.	66,228	33,818
	Turkiye Vakiflar Bankasi T.A.O.	822,000	802,796
	Ulker Biskuvi Sanayi A.S.	117,417	158,104
*	Uzel Makina Sanayii A.S.	63,027	31,850
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	61,061
	Yapi Kredi Finansal Kiralama A.S.	66,138	55,668
	Yapi Kredi Sigorta A.S.	27,709	132,543
*	Yapi ve Kredi Bankasi A.S.	396,290	502,540
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	68,893

TOTAL — TURKEY			22,693,417

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (3.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $49,865,000 FNMA 6.00%, 03/01/37, valued at $42,858,267) to be repurchased at $42,224,307	$42,221	42,221,000

Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§ @	DFA Short Term Investment Fund LP	195,457,469	195,457,469

52

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,665,959 FHLMC 5.500%, 09/01/38, valued at $2,607,977) to be repurchased at $2,556,893	$2,557	2,556,840

TOTAL SECURITIES LENDING COLLATERAL		198,014,309

TOTAL INVESTMENTS - (100.0%) (Cost $1,903,771,272)		$1,371,434,223

See accompanying Notes to Financial Statements.

53

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (80.9%)
Consumer Discretionary — (6.8%)
#	Abercrombie & Fitch Co.	33,088	$958,228
# *	Amazon.com, Inc.	121,440	6,951,226
# *	Apollo Group, Inc. Class A	40,374	2,806,397
# *	AutoNation, Inc.	40,967	281,443
# *	Autozone, Inc.	15,881	2,021,492
# *	Bed Bath and Beyond, Inc.	98,999	2,551,204
#	Best Buy Co., Inc.	128,413	3,442,753
# *	Big Lots, Inc.	31,183	761,801
#	Black & Decker Corp.	22,798	1,154,035
#	Carnival Corp.	166,114	4,219,296
	CBS Corp. Class B	258,483	2,509,870
#	Centex Corp.	46,978	575,480
# *	Coach, Inc.	128,073	2,638,304
	Comcast Corp. Class A	1,109,388	17,483,955
#	D.R. Horton, Inc.	104,716	772,804
#	Darden Restaurants, Inc.	53,393	1,183,723
	Disney (Walt) Co.	713,351	18,475,791
# *	Dr Pepper Snapple Group, Inc.	96,445	2,208,590
#	Eastman Kodak Co.	109,561	1,005,770
*	Expedia, Inc.	79,551	756,530
#	Family Dollar Stores, Inc.	53,107	1,429,109
# *	Ford Motor Co.	859,687	1,882,715
	Fortune Brands, Inc.	56,994	2,173,751
# *	GameStop Corp. Class A	62,102	1,700,974
#	Gannett Co., Inc.	86,721	953,931
#	Gap, Inc.	178,501	2,309,803
#	General Motors Corp.	215,235	1,244,058
#	Genuine Parts Co.	61,512	2,420,497
*	Goodyear Tire & Rubber Co.	91,673	817,723
#	H&R Block, Inc.	124,728	2,459,636
#	Harley-Davidson, Inc.	89,462	2,190,030
#	Harman International Industries, Inc.	22,251	408,751
#	Hasbro, Inc.	47,732	1,387,569
#	Home Depot, Inc.	645,698	15,232,016
#	International Game Technology	117,699	1,647,786
# *	Interpublic Group of Companies, Inc.	181,138	940,106
	J.C. Penney Co., Inc.	84,427	2,019,494
#	Johnson Controls, Inc.	225,731	4,002,211
	Jones Apparel Group, Inc.	31,717	352,376
#	KB HOME	28,614	477,568
# *	Kohl’s Corp.	115,782	4,067,422
#	Leggett & Platt, Inc.	61,108	1,060,835
#	Lennar Corp. Class A	53,737	415,924

1

#	Limited Brands, Inc.	108,492	1,299,734
	Liz Claiborne, Inc.	36,030	293,644
#	Lowe’s Companies, Inc.	557,201	12,091,262
	Macy’s, Inc.	159,877	1,964,888
	Marriott International, Inc. Class A	112,342	2,344,578
	Mattel, Inc.	137,059	2,028,346
#	McDonald’s Corp.	427,563	24,768,725
	McGraw-Hill Companies, Inc.	120,740	3,240,662
#	Meredith Corp.	13,761	266,551
#	Newell Rubbermaid, Inc.	105,343	1,448,466
#	News Corp. Class A	872,843	9,287,050
#	NIKE, Inc. Class B	149,150	8,473,685
#	Nordstrom, Inc.	60,628	1,096,761
*	Office Depot, Inc.	104,541	376,348
#	Omnicom Group, Inc.	121,196	3,580,130
#	Polo Ralph Lauren Corp.	21,613	1,019,485
#	Pulte Homes, Inc.	81,223	904,824
#	RadioShack Corp.	49,853	631,139
	Scripps Networks Interactive	34,167	970,343
# *	Sears Holdings Corp.	21,626	1,248,685
#	Sherwin-Williams Co.	37,509	2,134,637
#	Snap-On, Inc.	21,835	806,803
#	Staples, Inc.	270,312	5,252,162
*	Starbucks Corp.	277,748	3,646,831
#	Starwood Hotels & Resorts Worldwide, Inc.	70,981	1,599,912
#	Target Corp.	286,894	11,336,147
# *	The DIRECTV Group, Inc.	219,446	4,803,673
#	The New York Times Co. Class A	44,275	442,750
#	The Stanley Works	29,873	978,042
#	The TJX Companies, Inc.	159,445	4,266,748
#	Tiffany & Co.	47,143	1,294,075
	Time Warner, Inc.	1,362,065	13,743,236
	Tyco Electronics, Ltd.	179,556	3,490,569
#	V.F. Corp.	33,122	1,825,022
*	Viacom, Inc. Class B	236,050	4,772,931
#	Washington Post Co.	2,278	972,250
#	Whirlpool Corp.	28,299	1,320,148
	Wyndham Worldwide Corp.	67,467	552,555
#	Yum! Brands, Inc.	178,193	5,169,379
Total Consumer Discretionary			270,096,153

Consumer Staples — (10.4%)
	Altria Group, Inc.	783,038	15,026,499
#	Anheuser-Busch Companies, Inc.	273,354	16,956,149
	Archer-Daniels-Midland Co.	244,928	5,077,357
	Avon Products, Inc.	161,834	4,018,338
	Brown-Forman Corp. Class B	37,281	1,692,569
#	Campbell Soup Co.	80,505	3,055,165
#	Clorox Co.	52,496	3,192,282
#	Coca-Cola Co.	755,726	33,297,288
	Coca-Cola Enterprises, Inc.	120,546	1,211,487
	Colgate-Palmolive Co.	192,261	12,066,300
#	ConAgra, Inc.	172,219	3,000,055
*	Constellation Brands, Inc. Class A	73,688	924,048
	Costco Wholesale Corp.	165,286	9,422,955

2

#	CVS Caremark Corp.	545,607	16,722,855
# *	Dean Foods Co.	57,918	1,266,087
#	Estee Lauder Companies, Inc.	43,650	1,573,146
#	General Mills, Inc.	127,812	8,657,985
#	Heinz (H.J.) Co.	118,729	5,202,705
#	Kellogg Co.	95,196	4,799,782
#	Kimberly-Clark Corp.	157,850	9,674,626
	Kraft Foods, Inc.	577,134	16,817,685
	Lorillard, Inc.	66,121	4,290,911
	McCormick & Co., Inc.	49,024	1,650,148
	Molson Coors Brewing Co.	57,267	2,139,495
#	Pepsi Bottling Group, Inc.	51,920	1,200,390
	PepsiCo, Inc.	595,156	33,929,844
	Philip Morris International, Inc.	783,600	34,063,092
	Procter & Gamble Co.	1,153,540	74,449,472
	Reynolds American, Inc.	64,626	3,164,089
#	Safeway, Inc.	165,524	3,520,695
	Sara Lee Corp.	268,542	3,002,300
	SUPERVALU, Inc.	80,747	1,149,837
#	Sysco Corp.	228,857	5,996,053
	The Hershey Co.	63,003	2,346,232
#	The Kroger Co.	248,974	6,836,826
	Tyson Foods, Inc. Class A	114,064	996,919
	UST, Inc.	56,092	3,791,258
#	Walgreen Co.	376,319	9,581,082
#	Wal-Mart Stores, Inc.	852,470	47,576,351
#	Whole Foods Market, Inc.	53,331	563,336
Total Consumer Staples			413,903,693

Energy — (10.6%)
	Anadarko Petroleum Corp.	178,097	6,286,824
	Apache Corp.	127,146	10,467,930
#	Baker Hughes, Inc.	117,179	4,035,432
#	BJ Services Co.	111,826	1,436,964
#	Cabot Oil & Gas Corp.	39,290	1,102,870
# *	Cameron International Corp.	82,755	2,007,636
	Chesapeake Energy Corp.	198,160	4,353,575
#	Chevron Corp.	781,038	58,265,435
	ConocoPhillips	577,777	30,055,960
	CONSOL Energy, Inc.	69,641	2,186,031
	Devon Energy Corp.	167,957	13,581,003
#	El Paso Corp.	266,572	2,585,748
#	ENSCO International, Inc.	54,480	2,070,785
#	EOG Resources, Inc.	94,585	7,653,818
	Exxon Mobil Corp.	1,974,580	146,355,870
#	Halliburton Co.	333,357	6,597,135
	Hess Corp.	107,602	6,478,716
	Marathon Oil Corp.	268,226	7,805,377
#	Massey Energy Co.	32,149	742,320
#	Murphy Oil Corp.	72,396	3,666,133
# *	Nabors Industries, Ltd.	106,504	1,531,528
# *	National-Oilwell, Inc.	158,673	4,742,736
#	Noble Corp.	102,313	3,247,283
	Noble Energy, Inc.	65,653	3,402,138
	Occidental Petroleum Corp.	310,624	17,252,057

3

#	Peabody Energy Corp.	103,383	3,567,747
	Pioneer Natural Resources Co.	45,489	1,265,959
#	Range Resources Corp.	58,964	2,489,460
#	Rowan Companies, Inc.	42,960	779,294
#	Schlumberger, Ltd.	456,045	23,554,724
#	Smith International, Inc.	82,113	2,831,256
# *	Southwestern Energy Co.	130,466	4,647,199
#	Spectra Energy Corp.	233,739	4,518,175
#	Sunoco, Inc.	44,426	1,354,993
#	Tesoro Petroleum Corp.	52,422	506,921
#	The Williams Companies, Inc.	219,076	4,594,024
# *	Transocean, Inc.	121,283	9,985,229
	Valero Energy Corp.	198,887	4,093,094
# *	Weatherford International, Ltd.	258,759	4,303,927
	XTO Energy, Inc.	208,833	7,507,546
Total Energy			423,910,852

Financials — (11.3%)
#	AFLAC, Inc.	181,039	8,016,407
	Allstate Corp.	205,866	5,432,804
#	American Capital, Ltd.	78,696	1,105,679
#	American Express Co.	440,756	12,120,790
#	American International Group, Inc.	1,022,201	1,952,404
	Ameriprise Financial, Inc.	82,471	1,781,374
	AON Corp.	105,560	4,465,188
	Assurant, Inc.	45,085	1,148,766
	Bank of America Corp.	1,906,573	46,081,869
	Bank of New York Mellon Corp.	435,696	14,203,690
#	BB&T Corp.	208,897	7,488,957
#	Capital One Financial Corp.	142,841	5,587,940
# *	CB Richard Ellis Group, Inc.	65,388	458,370
	Chubb Corp.	137,071	7,103,019
	Cincinnati Financial Corp.	61,731	1,604,389
#	CIT Group, Inc.	108,483	449,120
#	Citigroup, Inc.	2,070,150	28,257,547
#	CME Group, Inc.	25,507	7,196,800
	Comerica, Inc.	57,196	1,578,038
	Discover Financial Services	182,230	2,232,317
# *	E*TRADE Financial Corp.	204,234	371,706
	Federated Investors, Inc.	33,407	808,449
#	Fifth Third Bancorp	219,556	2,382,183
#	First Horizon National Corp.	76,696	913,458
#	Franklin Resources, Inc.	57,887	3,936,316
	Genworth Financial, Inc.	164,637	796,843
	Hartford Financial Services Group, Inc.	114,541	1,182,063
	Hudson City Bancorp, Inc.	197,562	3,716,141
#	Huntington Bancshares, Inc.	139,197	1,315,412
*	IntercontinentalExchange, Inc.	28,657	2,451,893
	Invesco, Ltd. ADR	147,032	2,192,247
	Janus Capital Group, Inc.	60,754	713,252
	JPMorgan Chase & Co.	1,400,511	57,771,079
	KeyCorp	188,051	2,299,864
	Legg Mason, Inc.	53,885	1,195,708
#	Leucadia National Corp.	67,273	1,805,607
	Lincoln National Corp.	97,637	1,683,262

4

	Loews Corp.	137,658	4,571,622
#	M&T Bank Corp.	29,327	2,378,420
	Marsh & McLennan Companies, Inc.	194,986	5,716,990
#	Marshall & Ilsley Corp.	98,629	1,778,281
#	Mastercard, Inc.	27,500	4,065,050
#	MBIA, Inc.	74,325	730,615
	Merrill Lynch & Co., Inc.	582,209	10,823,265
	MetLife, Inc.	289,577	9,619,748
	Moody’s Corp.	75,043	1,921,101
	Morgan Stanley	421,608	7,365,492
#	National City Corp.	795,671	2,148,312
	Northern Trust Corp.	84,034	4,731,955
	NYSE Euronext, Inc.	101,123	3,051,892
#	PNC Financial Services Group, Inc.	131,726	8,782,172
	Principal Financial Group, Inc.	98,522	1,870,933
#	Progressive Corp.	256,820	3,664,821
	Prudential Financial, Inc.	162,330	4,869,900
#	Regions Financial Corp.	264,138	2,929,290
#	Schwab (Charles) Corp.	354,652	6,780,946
# *	SLM Corp.	177,650	1,895,525
# *	Sovereign Bancorp, Inc.	206,600	599,140
#	State Street Corp.	164,135	7,115,252
	SunTrust Banks, Inc.	134,460	5,397,224
#	T. Rowe Price Group, Inc.	98,365	3,889,352
	The Goldman Sachs Group, Inc.	165,164	15,277,670
# *	The NASDAQ OMX Group, Inc.	51,685	1,677,695
	The Travelers Companies, Inc.	224,601	9,556,773
	Torchmark Corp.	33,162	1,385,177
#	U.S. Bancorp	662,268	19,742,209
	Unum Group	131,345	2,068,684
#	Wachovia Corp.	820,722	5,260,828
#	Wells Fargo & Co.	1,257,952	42,833,266
#	XL Capital, Ltd.	118,636	1,150,769
#	Zions Bancorporation	43,595	1,661,405
Total Financials			451,112,725

Health Care — (11.2%)
	Abbott Laboratories	586,042	32,320,216
	Aetna, Inc.	179,286	4,458,843
#	Allergan, Inc.	116,905	4,637,621
#	AmerisourceBergen Corp.	60,241	1,883,736
*	Amgen, Inc.	402,228	24,089,435
	Applied Biosystems, Inc.	65,377	2,015,573
#	Bard (C.R.), Inc.	37,765	3,332,761
# *	Barr Laboratories, Inc.	41,373	2,658,629
#	Baxter International, Inc.	238,614	14,433,761
#	Becton Dickinson & Co.	92,596	6,426,162
# *	Biogen Idec, Inc.	110,344	4,695,137
# *	Boston Scientific Corp.	570,491	5,151,534
#	Bristol-Myers Squibb Co.	752,581	15,465,540
#	Cardinal Health, Inc.	136,537	5,215,713
# *	Celgene Corp.	172,931	11,112,546
#	Cigna Corp.	104,491	1,703,203
# *	Coventry Health Care, Inc.	56,309	731,570
#	Covidien, Ltd.	190,769	8,449,159

5

*	DaVita, Inc.	39,689	2,252,351
	Eli Lilly & Co.	380,361	12,863,809
# *	Express Scripts, Inc.	93,759	5,682,733
# *	Forest Laboratories, Inc.	115,899	2,652,889
# *	Genzyme Corp.	102,132	7,443,380
# *	Gilead Sciences, Inc.	349,719	16,034,616
# *	Hospira, Inc.	60,617	1,686,365
*	Humana, Inc.	64,206	1,871,982
	IMS Health, Inc.	69,140	991,468
# *	Intuitive Surgical, Inc.	14,764	2,551,072
#	Johnson & Johnson	1,062,370	65,165,776
*	King Pharmaceuticals, Inc.	93,706	823,676
# *	Laboratory Corp. of America Holdings	42,274	2,599,428
	McKesson Corp.	104,891	3,858,940
# *	Medco Health Solutions, Inc.	192,248	7,295,812
#	Medtronic, Inc.	428,938	17,299,070
#	Merck & Co., Inc.	814,494	25,208,589
# *	Millipore Corp.	20,980	1,088,652
# *	Mylan, Inc.	115,756	992,029
# *	Patterson Companies, Inc.	34,625	877,051
#	PerkinElmer, Inc.	45,432	815,050
	Pfizer, Inc.	2,562,692	45,385,275
	Quest Diagnostics, Inc.	60,087	2,812,072
	Schering-Plough Corp.	617,993	8,954,719
*	St. Jude Medical, Inc.	129,937	4,941,504
#	Stryker Corp.	94,048	5,027,806
*	Tenet Healthcare Corp.	157,700	690,726
*	Thermo Fisher Scientific, Inc.	159,294	6,467,336
#	UnitedHealth Group, Inc.	462,907	10,984,783
# *	Varian Medical Systems, Inc.	47,462	2,159,996
# *	Waters Corp.	37,630	1,648,194
*	Watson Pharmaceuticals, Inc.	39,713	1,039,289
*	WellPoint, Inc.	194,391	7,555,978
#	Wyeth	506,924	16,312,814
# *	Zimmer Holdings, Inc.	85,625	3,915,674
Total Health Care			446,732,043

Industrials — (8.9%)
#	3M Co.	265,731	17,086,503
*	Allied Waste Industries, Inc.	128,829	1,342,398
#	Avery Dennison Corp.	40,483	1,417,715
#	B.F. Goodrich Co.	47,560	1,738,794
#	Boeing Co.	281,415	14,709,562
	Burlington Northern Santa Fe Corp.	107,363	9,561,749
	C.H. Robinson Worldwide, Inc.	64,633	3,346,697
#	Caterpillar, Inc.	231,412	8,832,996
	Cintas Corp.	50,248	1,190,878
#	Cooper Industries, Ltd.	66,146	2,047,219
	CSX Corp.	154,971	7,085,274
#	Cummins, Inc.	77,059	1,991,975
#	Danaher Corp.	96,999	5,746,221
	Deere & Co.	162,332	6,259,522
#	Dover Corp.	71,412	2,268,759
#	Eaton Corp.	63,183	2,817,962
#	Emerson Electric Co.	294,986	9,654,892

6

	Equifax, Inc.	48,755	1,271,530
#	Expeditors International of Washington, Inc.	80,996	2,644,519
#	Fastenal Co.	49,125	1,977,772
#	FedEx Corp.	118,302	7,733,402
#	Flowserve Corp.	21,813	1,241,596
#	Fluor Corp.	68,049	2,717,197
	General Dynamics Corp.	151,024	9,109,768
#	General Electric Co.	3,990,157	77,847,963
	Honeywell International, Inc.	283,008	8,617,594
#	Illinois Tool Works, Inc.	152,033	5,076,382
#	Ingersoll-Rand Co., Ltd. Class A	121,092	2,234,147
#	ITT Industries, Inc.	69,092	3,074,594
# *	Jacobs Engineering Group, Inc.	46,538	1,695,379
	L-3 Communications Holdings, Inc.	46,160	3,746,807
#	Lockheed Martin Corp.	126,570	10,764,778
	Masco Corp.	136,859	1,389,119
*	Monster Worldwide, Inc.	47,132	671,160
	Norfolk Southern Corp.	142,637	8,549,662
	Northrop Grumman Corp.	128,317	6,016,784
#	Paccar, Inc.	138,131	4,038,950
	Pall Corp.	45,572	1,203,557
#	Parker Hannifin Corp.	63,726	2,470,657
	Pitney Bowes, Inc.	78,992	1,957,422
#	Precision Castparts Corp.	52,976	3,433,375
	R. R. Donnelley & Sons Co.	79,834	1,322,849
	Raytheon Co.	158,491	8,100,475
#	Robert Half International, Inc.	59,272	1,118,463
	Rockwell Automation, Inc.	55,348	1,531,479
	Rockwell Collins, Inc.	60,603	2,256,250
	Ryder System, Inc.	21,461	850,285
	Southwest Airlines Co.	279,015	3,238,770
# *	Terex Corp.	36,952	616,729
#	Textron, Inc.	94,485	1,672,385
#	The Manitowoc Co., Inc.	49,526	487,336
	Tyco International, Ltd.	180,510	4,495,365
	Union Pacific Corp.	193,568	12,924,535
#	United Parcel Service, Inc.	383,268	20,228,885
	United Technologies Corp.	366,615	20,149,160
#	W.W. Grainger, Inc.	24,634	1,935,493
#	Waste Management, Inc.	186,457	5,823,052
Total Industrials			353,334,741

Information Technology — (12.5%)
# *	Adobe Systems, Inc.	201,660	5,372,222
# *	Advanced Micro Devices, Inc.	230,833	807,916
# *	Affiliated Computer Services, Inc. Class A	36,977	1,516,057
# *	Agilent Technologies, Inc.	135,924	3,016,154
# *	Akamai Technologies, Inc.	64,293	924,533
#	Altera Corp.	114,359	1,984,129
	Amphenol Corp.	67,214	1,925,681
	Analog Devices, Inc.	110,417	2,358,507
# *	Apple, Inc.	336,779	36,234,053
#	Applied Materials, Inc.	510,052	6,584,771
# *	Autodesk, Inc.	85,519	1,822,410
#	Automatic Data Processing, Inc.	193,452	6,761,147

7

# *	BMC Software, Inc.	72,242	1,865,288
# *	Broadcom Corp.	167,786	2,865,785
	CA, Inc.	149,736	2,626,586
# *	Ciena Corp.	34,335	329,959
# *	Cisco Sytems, Inc.	2,245,688	39,905,876
# *	Citrix Systems, Inc.	69,334	1,786,737
# *	Cognizant Technology Solutions Corp.	110,865	2,128,608
*	Computer Sciences Corp.	57,534	1,735,225
*	Compuware Corp.	96,902	618,235
*	Convergys Corp.	46,313	356,147
#	Corning, Inc.	599,869	6,496,581
# *	Dell, Inc.	662,604	8,050,639
# *	eBay, Inc.	415,320	6,341,936
# *	Electronic Arts, Inc.	121,205	2,720,638
# *	EMC Corp.	787,143	9,272,545
	Fidelity National Information Services, Inc.	72,124	1,073,925
# *	Fiserv, Inc.	62,361	2,080,363
# *	Google, Inc.	90,851	32,182,844
#	Harris Corp.	51,016	1,834,025
#	Hewlett-Packard Co.	931,064	35,641,130
#	Intel Corp.	2,137,289	34,196,624
#	International Business Machines Corp.	515,063	47,885,407
# *	Intuit, Inc.	122,036	3,058,222
	Jabil Circuit, Inc.	79,847	671,513
*	JDS Uniphase Corp.	81,499	444,985
# *	Juniper Networks, Inc.	206,635	3,872,340
#	KLA-Tencor Corp.	65,853	1,531,082
*	Lexmark International, Inc.	33,445	863,884
#	Linear Technology Corp.	84,216	1,910,019
# *	LSI Corp.	244,682	942,026
# *	MEMC Electronic Materials, Inc.	85,878	1,578,438
#	Microchip Technology, Inc.	69,998	1,724,051
*	Micron Technology, Inc.	289,321	1,362,702
#	Microsoft Corp.	2,985,078	66,656,792
#	Molex, Inc.	54,235	781,526
	Motorola, Inc.	861,220	4,624,751
#	National Semiconductor Corp.	74,119	976,147
# *	NetApp, Inc.	124,463	1,683,984
# *	Novell, Inc.	131,253	611,639
# *	Novellus Systems, Inc.	37,693	586,765
# *	Nvidia Corp.	211,593	1,853,555
*	Oracle Corp.	1,489,655	27,245,790
#	Paychex, Inc.	121,976	3,481,195
# *	QLogic Corp.	49,870	599,437
	QUALCOMM, Inc.	623,836	23,867,965
# *	Salesforce.com, Inc.	39,560	1,224,778
# *	Sandisk Corp.	85,541	760,459
*	Sun Microsystems, Inc.	286,246	1,316,732
*	Symantec Corp.	318,996	4,012,970
*	Tellabs, Inc.	151,142	640,842
*	Teradata Corp.	67,859	1,044,350
*	Teradyne, Inc.	64,195	327,395
#	Texas Instruments, Inc.	498,350	9,747,726
	Total System Services, Inc.	75,150	1,032,561
# *	Unisys Corp.	136,693	207,773

8

# *	VeriSign, Inc.	73,451	1,534,159
	Western Union Co.	277,191	4,229,935
	Xerox Corp.	331,592	2,659,368
	Xilinx, Inc.	105,095	1,935,850
# *	Yahoo!, Inc.	526,829	6,753,948
Total Information Technology			499,660,337

Materials — (2.5%)
	Air Products & Chemicals, Inc.	80,533	4,681,383
	AK Steel Holding Corp.	42,656	585,085
	Alcoa, Inc.	309,224	3,559,168
#	Allegheny Technologies, Inc.	38,126	1,011,864
	Ashland, Inc.	21,557	486,973
#	Ball Corp.	36,756	1,257,055
	Bemis Co., Inc.	37,885	941,063
#	CF Industries Holdings, Inc.	21,476	1,378,544
	Dow Chemical Co.	351,640	9,378,239
	du Pont (E.I.) de Nemours & Co.	342,971	10,975,072
#	Eastman Chemical Co.	29,041	1,172,966
#	Ecolab, Inc.	66,741	2,486,770
#	Freeport-McMoRan Copper & Gold, Inc. Class B	145,967	4,247,640
#	Hercules, Inc.	42,848	720,275
#	International Flavors & Fragrances, Inc.	29,866	952,128
	International Paper Co.	162,541	2,798,956
	MeadWestavco Corp.	64,936	911,052
#	Monsanto Co.	209,091	18,604,917
#	Newmont Mining Corp.	173,612	4,572,940
	Nucor Corp.	120,351	4,875,419
# *	Pactiv Corp.	49,770	1,172,581
#	PPG Industries, Inc.	62,393	3,093,445
#	Praxair, Inc.	119,746	7,801,452
#	Rohm & Haas Co.	47,082	3,312,219
#	Sealed Air Corp.	60,099	1,016,875
#	Sigma-Aldrich Corp.	47,888	2,068,876
#	Titanium Metals Corp.	32,351	301,188
#	United States Steel Corp.	44,664	1,647,208
#	Vulcan Materials Co.	41,755	2,266,461
	Weyerhaeuser Co.	80,322	3,069,907
Total Materials			101,347,721

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	32,549	476,192
	AvalonBay Communities, Inc.	29,289	2,080,105
	Boston Properties, Inc.	45,547	3,228,371
	Developers Diversified Realty Corp.	45,723	602,172
	Equity Residential	102,997	3,597,685
	General Growth Properties, Inc.	86,506	358,135
	HCP, Inc.	95,665	2,863,253
	Host Marriott Corp.	197,484	2,041,985
	Kimco Realty Corp.	86,327	1,949,264
#	Plum Creek Timber Co., Inc.	65,056	2,425,288
	ProLogis	99,783	1,396,962
	Public Storage	47,608	3,880,052
	Simon Property Group, Inc.	85,553	5,734,618
#	Vornado Realty Trust	52,067	3,673,327
Total Real Estate Investment Trusts			34,307,409

9

Telecommunication Services — (2.7%)
# *	American Tower Corp.	149,763	4,838,843
	AT&T, Inc.	2,240,314	59,973,206
	CenturyTel, Inc.	38,910	977,030
#	Embarq Corp.	54,176	1,625,280
	Frontier Communications Corp.	120,115	914,075
#	Qwest Communications International, Inc.	564,284	1,613,852
	Sprint Nextel Corp.	1,085,065	3,396,253
	Verizon Communications, Inc.	1,082,609	32,121,009
	Windstream Corp.	167,124	1,255,101
Total Telecommunication Services			106,714,649

Utilities — (3.1%)
# *	AES Corp.	255,755	2,038,367
#	Allegheny Energy, Inc.	64,195	1,907,259
#	Ameren Corp.	79,913	2,593,177
#	American Electric Power Co., Inc.	152,924	4,989,910
#	CenterPoint Energy, Inc.	129,949	1,497,012
	CMS Energy Corp.	85,644	877,851
#	Consolidated Edison, Inc.	103,857	4,499,085
	Constellation Energy Group	67,795	1,641,317
#	Dominion Resources, Inc.	220,472	7,998,724
	DTE Energy Co.	62,003	2,188,706
#	Duke Energy Corp.	480,869	7,876,634
# *	Dynegy, Inc.	192,191	699,575
	Edison International	123,862	4,408,249
	Entergy Corp.	72,830	5,684,382
#	Exelon Corp.	249,894	13,554,251
#	FirstEnergy Corp.	115,887	6,044,666
	FPL Group, Inc.	155,293	7,336,041
	Integrys Energy Group, Inc.	29,053	1,382,923
	Nicor, Inc.	17,164	793,148
#	NiSource, Inc.	104,252	1,351,106
	Pepco Holdings, Inc.	76,701	1,583,876
	PG&E Corp.	136,310	4,998,488
#	Pinnacle West Capital Corp.	38,295	1,212,037
	PPL Corp.	142,368	4,672,518
	Progress Energy, Inc.	99,598	3,921,173
	Public Service Enterprise Group, Inc.	193,306	5,441,564
#	Questar Corp.	65,914	2,271,396
	Sempra Energy	93,664	3,989,150
#	Southern Co.	292,798	10,054,683
	TECO Energy, Inc.	80,875	933,298
	Xcel Energy, Inc.	169,555	2,953,648
Total Utilities			121,394,214

TOTAL COMMON STOCKS			3,222,514,537

10

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $36,525,000 FNMA 5.00%, 06/01/23, valued at $34,569,468) to be repurchased at $34,058,668	$34,056	34,056,000

		Shares
SECURITIES LENDING COLLATERAL — (18.2%)
§ @	DFA Short Term Investment Fund LP	665,250,501	665,250,501
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $66,764,882 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/18 to 12/01/37 & U.S. Treasury STRIP, rates ranging from 0.569%(y) to 1.359%(y), maturities ranging from 11/30/08 to 11/30/09, valued at $51,835,339) to be repurchased at $50,489,596	$50,489	50,488,600

TOTAL SECURITIES LENDING COLLATERAL		725,739,101

TOTAL INVESTMENTS - (100.0%) (Cost $4,182,606,777)		$3,982,309,638

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (88.7%)
Consumer Discretionary — (11.6%)
*	Ascent Media Corp. (043632108)	50,869	$1,286,477
* #	AutoNation, Inc.	1,417,058	9,735,188
#	Carnival Corp.	456,598	11,597,589
	CBS Corp. Class B	5,590,306	54,281,871
	Comcast Corp. Class A	12,216,542	192,532,702
#	Comcast Corp. Special Class A Non-Voting	3,110,315	47,961,057
* #	Discovery Communications, Inc. (25470F104)	499,995	6,819,932
*	Discovery Communications, Inc. (25470F302)	499,995	6,659,933
	Disney (Walt) Co.	453,134	11,736,171
	Eastman Kodak Co.	250,000	2,295,000
*	Expedia, Inc.	1,137,251	10,815,257
#	Foot Locker, Inc.	763,948	11,168,920
#	Fortune Brands, Inc.	575,610	21,953,765
#	Gannett Co., Inc.	915,685	10,072,535
* #	Goodyear Tire & Rubber Co.	547,002	4,879,258
#	Hearst-Argyle Television, Inc.	311,300	4,663,274
#	J.C. Penney Co., Inc.	757,550	18,120,596
#	Leggett & Platt, Inc.	434,300	7,539,448
* #	Liberty Global, Inc. Class A	304,305	5,017,989
* #	Liberty Global, Inc. Series C	333,205	5,384,593
*	Liberty Media Corp. - Entertainment Class A	3,864,672	62,221,219
*	Liberty Media Holding Corp. Capital Class A	242,602	1,652,120
*	Liberty Media Holding Corp. Interactive Class A	4,162,762	20,314,279
#	Macy’s, Inc.	1,710,230	21,018,727
	MDC Holdings, Inc.	153,327	5,156,387
* #	Mohawk Industries, Inc.	397,617	19,236,710
#	News Corp. Class A	268,376	2,855,521
#	Royal Caribbean Cruises, Ltd.	544,275	7,380,369
* #	Sears Holdings Corp.	410,635	23,710,065
#	Service Corp. International	518,100	3,574,890
*	Ticketmaster	73,729	713,697
#	Time Warner, Inc.	18,369,180	185,345,026
* #	Toll Brothers, Inc.	904,000	20,900,480
* #	TRW Automotive Holdings Corp.	201,285	1,272,121
#	Tyco Electronics, Ltd.	1,537,111	29,881,438
#	Whirlpool Corp.	183,115	8,542,315
	Wyndham Worldwide Corp.	784,260	6,423,089
Total Consumer Discretionary			864,720,008

Consumer Staples — (4.9%)
	Archer-Daniels-Midland Co.	1,219,060	25,271,114
#	Coca-Cola Enterprises, Inc.	3,519,272	35,368,684
* #	Constellation Brands, Inc. Class A	831,737	10,429,982
	Corn Products International, Inc.	475,400	11,561,728

1

#	CVS Caremark Corp.	498,811	15,288,557
	Del Monte Foods Co.	59	372
#	J.M. Smucker Co.	397,802	17,726,057
	Kraft Foods, Inc.	5,533,321	161,240,974
	Molson Coors Brewing Co.	755,890	28,240,050
	PepsiAmericas, Inc.	521,775	9,877,201
#	Safeway, Inc.	207,654	4,416,801
* #	Smithfield Foods, Inc.	786,000	8,268,720
#	SUPERVALU, Inc.	1,510,542	21,510,118
	Tyson Foods, Inc. Class A	1,991,059	17,401,856
Total Consumer Staples			366,602,214

Energy — (13.4%)
#	Anadarko Petroleum Corp.	3,422,156	120,802,107
#	Apache Corp.	2,051,191	168,874,555
#	Chesapeake Energy Corp.	2,496,221	54,841,975
#	Cimarex Energy Co.	409,247	16,558,134
#	ConocoPhillips	4,659,773	242,401,391
#	Devon Energy Corp.	1,962,942	158,723,490
* #	Forest Oil Corp.	467,500	13,655,675
	Marathon Oil Corp.	2,640,550	76,840,005
* #	Mariner Energy, Inc.	356,180	5,125,430
* #	Newfield Exploration Co.	662,965	15,234,936
#	Noble Energy, Inc.	419,300	21,728,126
	Overseas Shipholding Group, Inc.	281,700	10,586,286
#	Patterson-UTI Energy, Inc.	269,500	3,576,265
#	Pioneer Natural Resources Co.	773,098	21,515,317
* #	Pride International, Inc.	644,204	12,104,593
#	Rowan Companies, Inc.	456,566	8,282,107
#	Tidewater, Inc.	423,900	18,486,279
* #	Unit Corp.	145,000	5,443,300
	Valero Energy Corp.	1,218,075	25,067,983
Total Energy			999,847,954

Financials — (27.3%)
* #	Allegheny Corp.	36,122	10,186,404
	Allstate Corp.	2,540,615	67,046,830
#	American Capital, Ltd.	464,547	6,526,885
	American Financial Group, Inc.	868,200	19,734,186
	American National Insurance Co.	70,452	4,810,463
#	Associated Banc-Corp.	238,410	5,259,325
	Assurant, Inc.	218,809	5,575,253
#	Bank of America Corp.	7,236,574	174,907,994
#	Bank of New York Mellon Corp.	530,645	17,299,027
#	Capital One Financial Corp.	1,668,884	65,286,742
#	Chubb Corp.	1,620,173	83,957,365
#	Cincinnati Financial Corp.	1,305,789	33,937,456
#	CIT Group, Inc.	244,220	1,011,071
#	Citigroup, Inc.	1,838,237	25,091,935
	CME Group, Inc.	10,977	3,097,161
	CNA Financial Corp.	1,896,282	29,506,148
#	Comerica, Inc.	328,400	9,060,556
#	Discover Financial Services	1,973,030	24,169,617
#	Fidelity National Financial, Inc.	935,959	8,432,991
#	Fifth Third Bancorp	508,474	5,516,943

2

#	First American Corp.	710,500	14,501,305
#	Fulton Financial Corp.	8,369	87,874
#	Genworth Financial, Inc.	1,076,023	5,207,951
	Hanover Insurance Group, Inc.	382,166	15,000,015
#	Hartford Financial Services Group, Inc.	1,274,698	13,154,883
#	HCC Insurance Holdings, Inc.	355,689	7,846,499
#	Janus Capital Group, Inc.	693,391	8,140,410
	JPMorgan Chase & Co.	7,213,911	297,573,829
#	KeyCorp	912,700	11,162,321
#	Legg Mason, Inc.	289,947	6,433,924
#	Leucadia National Corp.	93,873	2,519,551
#	Lincoln National Corp.	1,308,073	22,551,179
	Loews Corp.	3,808,002	126,463,746
#	M&T Bank Corp.	440,052	35,688,217
#	Marsh & McLennan Companies, Inc.	316,800	9,288,576
#	Marshall & Ilsley Corp.	585,900	10,563,777
#	Mercury General Corp.	156,425	8,035,552
#	Merrill Lynch & Co., Inc.	1,408,640	26,186,618
#	MetLife, Inc.	5,000,810	166,126,908
#	Morgan Stanley	2,999,997	52,409,948
#	National City Corp.	1,929,294	5,209,094
#	Nationwide Financial Services, Inc.	386,402	18,280,679
#	New York Community Bancorp, Inc.	2,223,800	34,824,708
#	Odyssey Re Holdings Corp.	345,255	13,616,857
	Old Republic International Corp.	1,751,854	16,134,575
#	Principal Financial Group, Inc.	1,166,479	22,151,436
#	Protective Life Corp.	537,900	4,491,465
#	Prudential Financial, Inc.	1,829,600	54,888,000
* #	Reinsurance Group of America, Inc. Class A	470,900	17,583,406
* #	Reinsurance Group of America, Inc. Class B	621,575	23,023,138
* #	Sovereign Bancorp, Inc.	2,171,448	6,297,199
#	StanCorp Financial Group, Inc.	219,100	7,466,928
#	SunTrust Banks, Inc.	945,360	37,946,750
#	Synovus Financial Corp.	732,800	7,569,824
	The Goldman Sachs Group, Inc.	245,800	22,736,500
	The Travelers Companies, Inc.	5,075,909	215,979,928
#	Torchmark Corp.	171,900	7,180,263
	Transatlantic Holdings, Inc.	173,907	7,451,915
#	Unitrin, Inc.	750	15,750
	Unum Group	2,404,389	37,869,127
#	W. R. Berkley Corp.	667,640	17,538,903
	Wesco Financial Corp.	18,700	6,170,813
#	Zions Bancorporation	233,920	8,914,691
Total Financials			2,032,699,384

Health Care — (1.6%)
* #	Community Health Systems, Inc.	210,554	4,316,357
*	King Pharmaceuticals, Inc.	1,215,010	10,679,938
#	Omnicare, Inc.	582,523	16,060,159
#	PerkinElmer, Inc.	64,800	1,162,512
* #	Tenet Healthcare Corp.	542,820	2,377,552
* #	Watson Pharmaceuticals, Inc.	665,300	17,410,901
* #	WellPoint, Inc.	1,694,537	65,866,653
Total Health Care			117,874,072

3

Industrials — (15.4%)
	Alexander & Baldwin, Inc.	121,315	3,869,949
* #	Allied Waste Industries, Inc.	2,682,276	27,949,316
#	Burlington Northern Santa Fe Corp.	2,178,273	193,996,993
#	CSX Corp.	3,309,804	151,324,239
	FedEx Corp.	432,063	28,243,958
#	IKON Office Solutions, Inc.	41,430	713,839
* #	Kansas City Southern	206,873	6,386,170
#	Kennametal, Inc.	106,185	2,253,246
#	Masco Corp.	1,188,679	12,065,092
#	Norfolk Southern Corp.	3,154,102	189,056,874
#	Northrop Grumman Corp.	2,590,384	121,463,106
	Parker Hannifin Corp.	50,000	1,938,500
#	Pentair, Inc.	161,320	4,458,885
#	R. R. Donnelley & Sons Co.	738,598	12,238,569
#	Raytheon Co.	463,707	23,700,065
#	Ryder System, Inc.	458,700	18,173,694
#	Southwest Airlines Co.	5,076,220	59,797,872
	Timken Co.	471,069	7,480,576
#	Trinity Industries, Inc.	319,685	5,396,283
	Union Pacific Corp.	4,066,600	271,526,882
*	URS Corp.	220,435	6,478,585
* #	YRC Worldwide, Inc.	124,289	569,244
Total Industrials			1,149,081,937

Information Technology — (3.7%)
* #	Arrow Electronics, Inc.	448,400	7,824,580
* #	Avnet, Inc.	1,056,200	17,680,788
* #	Computer Sciences Corp.	1,361,543	41,064,137
*	Compuware Corp.	365,063	2,329,102
* #	Convergys Corp.	101,416	779,889
	Fidelity National Information Services, Inc.	935,123	14,111,006
*	IAC/InterActiveCorp	1,030,725	17,274,951
* #	Ingram Micro, Inc.	1,316,268	17,545,852
* #	Integrated Device Technology, Inc.	577,354	3,671,971
* #	International Rectifier Corp.	8,528	131,672
#	Intersil Corp.	1,030,698	14,110,256
	Jabil Circuit, Inc.	809,885	6,811,133
*	JDS Uniphase Corp.	600,062	3,276,339
#	Lender Processing Services, Inc.	197,831	4,563,961
* #	Micron Technology, Inc.	3,840,357	18,088,081
	Motorola, Inc.	3,549,464	19,060,622
* #	Novellus Systems, Inc.	160,292	2,532,614
* #	Sandisk Corp.	136,000	1,209,040
* #	Sun Microsystems, Inc.	519,425	2,389,355
* #	Symantec Corp.	2,636,076	33,161,836
* #	Tech Data Corp.	332,603	7,134,334
* #	Tellabs, Inc.	1,931,218	8,188,364
* #	Vishay Intertechnology, Inc.	444,023	1,913,739
	Xerox Corp.	3,605,491	28,916,038
Total Information Technology			273,769,660

Materials — (3.0%)
#	Alcoa, Inc.	1,172,708	13,497,869
	Ashland, Inc.	523,511	11,826,113

4

	Bemis Co., Inc.	227,000	5,638,680
#	Cytec Industries, Inc.	219,525	6,216,948
* #	Domtar Corp.	3,086,136	7,653,617
#	Dow Chemical Co.	2,427,760	64,748,359
#	International Paper Co.	1,643,445	28,300,123
#	Lubrizol Corp.	222,800	8,372,824
	MeadWestavco Corp.	1,369,631	19,215,923
#	Reliance Steel & Aluminum Co.	114,900	2,877,096
*	Rockwood Holdings, Inc.	132,630	1,637,981
	Tronox, Inc. Class B	66,034	9,245
#	Valhi, Inc.	89,555	1,282,428
	Valspar Corp.	2,200	44,990
#	Weyerhaeuser Co.	1,415,829	54,112,984
Total Materials			225,435,180

Telecommunication Services — (7.7%)
#	AT&T, Inc.	9,749,000	260,980,730
#	CenturyTel, Inc.	504,003	12,655,515
	Sprint Nextel Corp.	6,449,998	20,188,494
	Telephone & Data Systems, Inc.	406,797	10,922,499
	Telephone & Data Systems, Inc. Special Shares	174,000	4,767,600
*	United States Cellular Corp.	264,225	10,122,460
#	Verizon Communications, Inc.	8,542,208	253,447,311
Total Telecommunication Services			573,084,609

Utilities — (0.1%)
*	Reliant Energy, Inc.	911,951	4,787,743

TOTAL COMMON STOCKS			6,607,902,761

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $130,825,000 FNMA 5.50%, 05/01/37 & 6.00%, 05/01/38, valued at $146,641,902) to be repurchased at $144,481,317	$144,470	144,470,000

		Shares
SECURITIES LENDING COLLATERAL — (9.4%)
§ @	DFA Short Term Investment Fund LP	641,002,721	641,002,721
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $65,652,304 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 09/01/38 & U.S. Treasury STRIP 0.599%(y), 02/15/09, valued at $49,188,211) to be repurchased at $48,070,107	$48,069	48,069,158

TOTAL SECURITIES LENDING COLLATERAL			699,071,879

TOTAL INVESTMENTS - (100.0%) (Cost $9,331,596,076)			$7,451,444,640

See accompanying Notes to Financial Statements.

5

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (83.4%)
Consumer Discretionary — (11.9%)
*	1-800-FLOWERS.COM, Inc.	121,206	$648,452
*	4Kids Entertainment, Inc.	215,252	1,138,683
* #	99 Cents Only Stores	1,089,363	13,290,229
*	A.C. Moore Arts & Crafts, Inc.	569,331	1,582,740
*	Acme Communications, Inc.	237,720	118,860
	Acme United Corp.	2,700	27,810
*	AFC Enterprises, Inc.	214,199	1,041,007
	Aldila, Inc.	56,447	242,722
*	Alloy, Inc.	602,886	3,026,488
	Ambassadors Group, Inc.	20,684	215,941
* #	Ambassadors International, Inc.	141,166	261,157
* #	AMDL, Inc.	84,737	83,042
#	American Axle & Manufacturing Holdings, Inc.	901,223	3,235,391
*	American Biltrite, Inc.	820	3,403
#	American Greetings Corp. Class A	1,904,200	22,241,056
* #	America’s Car-Mart, Inc.	39,578	646,309
	Ameristar Casinos, Inc.	100,122	922,124
*	AnnTaylor Stores Corp.	79,085	994,098
#	Arctic Cat, Inc.	134,059	1,016,167
	Ark Restaurants Corp.	14,108	176,209
	Asbury Automotive Group, Inc.	552,500	1,795,625
*	Ashworth, Inc.	421,289	770,959
*	Audiovox Corp. Class A	390,974	2,302,837
* #	Avatar Holdings, Inc.	155,325	5,273,284
*	Bakers Footwear Group, Inc.	4,627	5,691
*	Ballantyne of Omaha, Inc.	274,812	494,662
#	Barnes & Noble, Inc.	3,164	59,736
*	Barry (R.G.) Corp.	14,232	73,437
	Bassett Furniture Industries, Inc.	169,147	745,938
	Beasley Broadcast Group, Inc.	59,761	89,044
	Beazer Homes USA, Inc.	187,686	594,965
	Bebe Stores, Inc.	169,435	1,501,194
	Belo Corp.	3	10
*	Benihana, Inc.	72,466	204,354
*	Benihana, Inc. Class A	111,244	331,507
	Big 5 Sporting Goods Corp.	164,828	1,035,120
* #	Big Lots, Inc.	586,741	14,334,083
*	Birks & Mayors, Inc.	23,819	17,864
*	BJ’s Restaurants, Inc.	194,452	1,728,678
#	Blockbuster, Inc. Class A	1,356,120	2,061,302
* #	Blockbuster, Inc. Class B	809,828	704,550
* #	Blue Nile, Inc.	9,300	284,394
*	Bluegreen Corp.	982,198	4,763,660
	Blyth, Inc.	379,001	3,259,409

1

#	Bob Evans Farms, Inc.	1,322,901	27,622,173
#	Bon-Ton Stores, Inc.	143,348	321,100
	Books-A-Million, Inc.	252,580	795,627
	Bowl America, Inc. Class A	31,040	330,576
	Brinker International, Inc.	31,765	295,414
#	Brookfield Homes Corp.	371,725	3,405,001
	Brown Shoe Company, Inc.	504,698	5,319,517
*	Build-A-Bear-Workshop, Inc.	138,058	717,902
#	Building Materials Holding Corp.	53,642	12,874
* #	Cabela’s, Inc.	826,397	6,569,856
*	Cache, Inc.	134,970	484,542
* #	California Coastal Communities, Inc.	156,698	199,006
*	California Pizza Kitchen, Inc.	131,271	1,282,518
	Canterbury Park Holding Corp.	19,337	133,425
* #	Capella Education Co.	16,206	768,164
	Carmike Cinemas, Inc.	209,841	451,158
*	Carriage Services, Inc.	346,880	825,574
*	Carrols Restaurant Group, Inc.	8,987	18,244
* #	Carter’s, Inc.	160,880	3,417,091
*	Casual Male Retail Group, Inc.	468,283	889,738
*	Catalina Lighting, Inc.	21,540	21,755
	Cato Corp. Class A	62,968	977,263
*	Cavalier Homes, Inc.	220,832	351,123
*	Cavco Industries, Inc.	144,948	4,932,580
	CBRL Group, Inc.	201,184	4,007,585
* #	Champion Enterprises, Inc.	1,029,090	1,924,398
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	177,485	1,499,748
*	Charming Shoppes, Inc.	89,100	98,010
* #	Cheesecake Factory, Inc.	168,233	1,480,450
#	Cherokee, Inc.	92,939	1,919,190
*	Chico’s FAS, Inc.	157,074	534,052
#	Christopher & Banks Corp.	307,271	1,603,955
*	Chromcraft Revington, Inc.	15,752	7,088
	Churchill Downs, Inc.	37,386	1,419,920
	Cinemark Holdings, Inc.	26,228	217,430
* #	Citi Trends, Inc.	173,317	2,899,593
	CKE Restaurants, Inc.	5,058	42,942
	Coachmen Industries, Inc.	261,955	282,911
	Coast Distribution System, Inc.	91,616	201,555
	Cobra Electronics Corp.	216,452	348,488
*	Coldwater Creek, Inc.	132,036	474,009
	Collectors Universe, Inc.	108,801	403,652
* #	Comstock Homebuilding Companies, Inc.	9,500	2,850
*	Concord Camera Corp.	95,952	189,985
* #	Conn’s, Inc.	147,218	1,994,804
#	Cooper Tire & Rubber Co.	1,113,965	8,499,553
* #	Cosi, Inc.	174,752	202,712
* #	Cost Plus, Inc.	147,462	250,685
	Courier Corp.	35,087	610,865
#	CPI Corp.	82,013	598,695
* #	Crown Media Holdings, Inc.	480,142	1,493,242
	CSS Industries, Inc.	270,150	5,997,330
*	Culp, Inc.	104,218	299,106
* #	Cumulus Media, Inc. Class A	843,114	885,270

2

*	Cybex International, Inc.	231,960	459,281
*	Cycle Country Accessories Corp.	75,312	52,718
	Decorator Industries, Inc.	17,364	22,139
*	DEI Holdings, Inc.	96,752	22,253
*	dELiA*s, Inc.	231,217	559,545
*	Delta Apparel, Inc.	182,960	1,116,056
*	Design Within Reach, Inc.	206,662	415,391
*	DG FastChannel, Inc.	33,204	588,043
*	Diedrich Coffee, Inc.	15,901	16,696
#	Dillards, Inc. Class A	109,900	585,767
#	DineEquity, Inc.	105,484	1,901,877
*	Dixie Group, Inc.	278,488	1,141,801
*	Domino’s Pizza, Inc.	196,754	1,170,686
*	Dorman Products, Inc.	423,451	4,763,824
	Dover Downs Gaming & Entertainment, Inc.	21,809	111,662
	Dover Motorsports, Inc.	319,398	683,512
* #	Drew Industries, Inc.	41,776	505,490
* #	drugstore.com, Inc.	1,089,610	1,939,506
*	Duckwall-ALCO Stores, Inc.	97,600	1,258,064
	E.W. Scripps Co.	177,188	823,924
*	Einstein Noah Restaurant Group, Inc.	54,436	436,577
*	ELXSI Corp.	27,300	51,187
*	Emerson Radio Corp.	128,283	74,404
#	Emmis Communications Corp. Class A	1,035,650	673,172
*	Empire Resorts, Inc.	1,800	4,410
* #	Enova Systems, Inc.	63,095	69,404
* #	Escala Group, Inc.	312,991	735,529
	Escalade, Inc.	23,649	32,163
	Ethan Allen Interiors, Inc.	3,700	66,193
*	Famous Dave’s of America, Inc.	68,662	287,694
	Federal Screw Works	3,125	11,719
	Finish Line, Inc. Class A	633,230	6,060,011
	Fisher Communications, Inc.	19,513	720,030
*	Flanigan’s Enterprises, Inc.	3,976	17,892
* #	Fleetwood Enterprises, Inc.	776,745	318,465
	Flexsteel Industries, Inc.	170,025	1,382,303
	Foot Locker, Inc.	40	585
	Footstar, Inc.	468,700	1,382,665
* #	Franklin Covey Co.	322,233	1,643,388
*	Franklin Electronic Publishers, Inc.	69,820	89,020
*	Frederick’s of Hollywood Group	78,789	31,516
#	Fred’s, Inc.	1,043,936	12,788,216
	Frisch’s Restaurants, Inc.	38,886	664,951
*	Full House Resorts, Inc.	86,258	103,510
#	Furniture Brands International, Inc.	1,054,362	5,999,320
*	GameTech International, Inc.	120,681	284,807
*	Gaming Partners International Corp.	91,561	621,699
* #	Gander Mountain Co.	276,990	562,290
* #	Gaylord Entertainment Co.	39,689	849,741
*	Genesco, Inc.	1,200	29,772
*	Gentek, Inc.	24,686	444,348
*	G-III Apparel Group, Ltd.	1,534	21,185
*	Global Entertainment Corp.	580	557
*	Gottschalks, Inc.	293,879	205,715
#	Gray Television, Inc.	1,415,707	707,853

3

	Gray Television, Inc. Class A	21,067	31,600
*	Great Wolf Resorts, Inc.	223,214	421,874
#	Group 1 Automotive, Inc.	383,688	3,856,064
*	GSI Commerce, Inc.	16,691	172,752
*	Hampshire Group, Ltd.	41,080	199,238
#	Handleman Co.	659,277	850,467
*	Harris Interactive, Inc.	859,841	997,416
#	Harte-Hanks, Inc.	215,318	1,511,532
*	Hartmarx Corp.	431,022	254,303
*	Hastings Entertainment, Inc.	328,256	1,487,000
#	Haverty Furniture Co., Inc.	547,000	5,382,480
*	Hayes Lemmerz International, Inc.	1,093,166	1,453,911
#	Hearst-Argyle Television, Inc.	110,384	1,653,552
*	Heelys, Inc.	37,820	132,748
*	Helen of Troy, Ltd.	569,357	10,242,732
* #	Hibbett Sporting Goods, Inc.	3,900	69,459
*	Hollywood Media Corp.	715,381	1,373,532
*	Hot Topic, Inc.	378,787	2,454,540
* #	Hovnanian Enterprises, Inc. Class A	962,230	4,127,967
* #	Iconix Brand Group, Inc.	89,345	972,967
*	ILX Resorts, Inc.	49,317	61,153
	Interface, Inc. Class A	54,055	381,088
*	Interstate Hotels & Resorts, Inc.	358,001	350,841
* #	iRobot Corp.	100,554	1,037,717
* #	Isle of Capri Casinos, Inc.	390,424	1,987,258
	J. Alexander’s Corp.	103,200	500,520
#	Jackson Hewitt Tax Service, Inc.	322,043	4,437,753
*	Jaclyn, Inc.	40,909	185,113
* #	JAKKS Pacific, Inc.	863,920	19,325,890
* #	Jarden Corp.	1,406,615	25,037,747
*	Jennifer Convertibles, Inc.	79,107	32,434
*	Jo-Ann Stores, Inc.	729,552	13,978,216
	Johnson Outdoors, Inc.	186,620	1,560,143
	Jones Apparel Group, Inc.	1,384,259	15,379,117
	Journal Communications, Inc. Class A	159,455	398,637
#	KB HOME	1,043,489	17,415,831
	Kenneth Cole Productions, Inc. Class A	403,745	5,361,734
	Kimball International, Inc. Class B	386,389	2,878,598
* #	Kirkland’s, Inc.	374,768	787,013
* #	Knology, Inc.	280,441	1,357,334
*	Kona Grill, Inc.	62,582	158,958
* #	Krispy Kreme Doughnuts, Inc.	508,664	1,403,913
#	K-Swiss, Inc. Class A	175,003	2,647,795
	LaCrosse Footwear, Inc.	38,423	549,449
*	Lakeland Industries, Inc.	137,068	1,361,085
*	Lakes Entertainment, Inc.	300,664	1,292,855
#	Landry’s Restaurants, Inc.	658,635	8,265,869
*	Lazare Kaplan International, Inc.	81,361	585,799
#	La-Z-Boy, Inc.	902,969	5,219,161
#	Lee Enterprises, Inc.	452,502	1,131,255
#	Libbey, Inc.	512,233	1,874,773
*	Liberty Media Holding Corp. Capital Class B	2,989	22,298
* #	Life Time Fitness, Inc.	89,500	1,704,080
#	Lifetime Brands, Inc.	170,442	835,166
*	LIN TV Corp.	481,474	823,321

4

#	Lithia Motors, Inc. Class A	231,896	950,774
* #	Live Nation, Inc.	526,455	5,922,619
* #	Lodgenet Entertainment Corp.	301,459	301,459
*	Lodgian, Inc.	359,119	1,831,507
*	Luby’s, Inc.	323,555	1,566,006
#	M/I Homes, Inc.	69,968	952,264
*	Mace Security International, Inc.	183,086	159,285
*	Magna Entertainment Corp.	4,219	7,974
*	Maidenform Brands, Inc.	116,595	1,280,213
* #	MarineMax, Inc.	333,085	772,757
* #	Martha Stewart Living Omnimedia, Inc.	89,770	469,497
*	McCormick & Schmick’s Seafood Restaurants, Inc.	39,305	192,201
	McRae Industries, Inc. Class A	30,453	472,021
	MDC Holdings, Inc.	253,370	8,520,833
*	Meade Instruments Corp.	319,186	54,262
#	Media General, Inc. Class A	499,495	3,811,147
*	Mediacom Communications Corp.	380,769	1,690,614
*	Merisel, Inc.	3,600	4,140
* #	Meritage Homes Corp.	453,687	6,229,123
*	Midas, Inc.	79,902	1,041,123
	Modine Manufacturing Co.	667,263	4,937,746
#	Monaco Coach Corp.	493,046	1,084,701
*	Monarch Casino & Resort, Inc.	84,138	749,670
* #	Morgans Hotel Group	329,012	1,566,097
*	Morton’s Restaurant Group, Inc.	54,411	188,262
*	Mothers Work, Inc.	134,010	1,176,608
*	Motorcar Parts of America, Inc.	26,701	121,223
	Movado Group, Inc.	196,288	2,985,540
* #	MTR Gaming Group, Inc.	407,812	1,092,936
*	Multimedia Games, Inc.	325,603	983,321
	National CineMedia, Inc.	107,501	870,758
	National Presto Industries, Inc.	101,403	6,717,949
#	Nautilus Group, Inc.	185,759	453,252
*	Navarre Corp.	239,833	220,646
*	Nevada Gold & Casinos, Inc.	152,348	89,885
	New Frontier Media, Inc.	308,544	592,404
* #	New Motion, Inc.	105,027	186,948
*	New York & Co., Inc.	30,200	85,164
* #	Nitches, Inc.	7,827	3,366
*	Nobel Learning Communities, Inc.	17,785	240,453
	Nobility Homes, Inc.	1,782	20,832
#	Noble International, Ltd.	278,117	444,987
*	NTN Communications, Inc.	161,432	19,372
#	Nutri/System, Inc.	118,213	1,672,714
*	Orange 21, Inc.	1,559	2,338
#	Orleans Homebuilders, Inc.	131,309	403,119
	O’Charleys, Inc.	384,581	2,884,357
*	Outdoor Channel Holdings, Inc.	176,126	1,409,008
*	Overstock.com, Inc.	35,333	438,483
	Oxford Industries, Inc.	276,963	3,730,692
*	P & F Industries, Inc. Class A	6,906	9,530
*	Pacific Sunwear of California, Inc.	342,029	1,169,739
* #	Palm Harbor Homes, Inc.	255,736	2,199,330
*	PC Mall, Inc.	4,985	22,333
#	Penske Automotive Group, Inc.	1,711,100	14,013,909

5

*	Perry Ellis International, Inc.	435,339	4,261,969
*	Phoenix Footwear Group, Inc.	109,276	44,257
#	Pier 1 Imports, Inc.	636,460	878,315
*	Playboy Enterprises, Inc. Class A	14,464	52,794
* #	Playboy Enterprises, Inc. Class B	383,206	946,519
* #	PokerTek, Inc.	47,606	99,973
*	Pomeroy IT Solutions, Inc.	205,838	535,179
*	Premier Exhibitions, Inc.	322,943	332,631
	PRIMEDIA, Inc.	464,958	581,197
*	Proliance International, Inc.	179,022	107,413
*	QEP Co., Inc.	42,317	151,072
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	443,292	332,469
*	Quiksilver, Inc.	493,247	1,277,510
*	Radio One, Inc. Class D	971,665	77,636
*	Rainmaker Systems, Inc.	230,658	288,322
*	RC2 Corp.	290,299	3,686,797
	RCN Corp.	303,559	1,957,956
* #	Reading International, Inc. Class A	232,074	1,281,048
*	Reading International, Inc. Class B	26,660	164,492
*	Red Lion Hotels Corp.	546,302	1,513,257
* #	Red Robin Gourmet Burgers, Inc.	199,270	3,026,911
*	Regent Communications, Inc.	663,322	192,363
	Regis Corp.	944,655	11,685,382
*	Retail Ventures, Inc.	697,030	1,435,882
*	Rex Stores Corp.	242,450	2,152,956
* #	Rick’s Cabaret International, Inc.	88,367	558,479
* #	Riviera Holdings Corp.	16,400	70,356
* #	Rockford Corp.	250,500	245,490
* #	Rocky Brands, Inc.	92,210	382,671
*	Rubio’s Restaurants, Inc.	47,488	207,997
#	Ruby Tuesday, Inc.	227,355	547,926
#	Russ Berrie & Co., Inc.	162,718	439,339
*	Ruth’s Hospitality Group, Inc.	198,477	454,512
#	Ryland Group, Inc.	854,099	16,048,520
*	S&K Famous Brands, Inc.	76,900	96,125
*	Saga Communications, Inc. Class A	466,873	2,497,771
	Salem Communications Corp.	85,812	90,103
	Sauer-Danfoss, Inc.	28,999	297,240
*	Schieb (Earl), Inc.	73,900	101,612
#	Scholastic Corp.	1,773,991	32,943,013
	Sealy Corp.	88,305	285,225
	Shiloh Industries, Inc.	200,218	1,003,092
*	Shoe Carnival, Inc.	355,724	4,983,693
*	Shuffle Master, Inc.	292,939	1,130,745
*	Silverleaf Resorts, Inc.	112,636	107,004
	Sinclair Broadcast Group, Inc. Class A	534,990	1,728,018
* #	Six Flags, Inc.	1,473,327	456,731
*	Skechers U.S.A., Inc. Class A	83,600	1,135,288
	Skyline Corp.	167,671	3,625,047
* #	Smith & Wesson Holding Corp.	200,204	460,469
	Sonesta International Hotels Corp. Class A	9,603	100,831
* #	Sonic Corp.	237,702	2,543,411
#	Sotheby’s Class A	115,600	1,076,236
* #	Source Interlink Companies, Inc.	1,431,874	529,793
*	Spanish Broadcasting System, Inc.	360,982	83,026

6

#	Spartan Motors, Inc.	398,192	1,827,701
	Speedway Motorsports, Inc.	26,100	416,295
*	Sport Chalet, Inc. Class A	103,179	161,991
*	Sport Chalet, Inc. Class B	13,427	25,511
*	Sport-Haley, Inc.	61,900	46,115
	Stage Stores, Inc.	791,931	6,105,788
*	Stamps.com, Inc.	45,170	440,859
	Standard Motor Products, Inc.	328,201	1,381,726
	Standard Pacific Corp.	576,992	1,644,427
	Stanley Furniture, Inc.	51,045	502,283
	Star Buffet, Inc.	7,100	29,749
	Stein Mart, Inc.	444,231	955,097
*	Steinway Musical Instruments, Inc.	185,753	4,134,862
*	Steven Madden, Ltd.	7,249	157,883
#	Stewart Enterprises, Inc.	2,838,334	14,674,187
* #	Stoneridge, Inc.	426,843	2,428,737
	Strattec Security Corp.	9,335	200,329
	Sturm Ruger & Co., Inc.	59,691	426,791
#	Superior Industries International, Inc.	575,733	8,232,982
	Superior Uniform Group, Inc.	137,600	1,374,624
*	Syms Corp.	371,865	3,904,582
#	Systemax, Inc.	9,931	140,623
	Tandy Brand Accessories, Inc.	200,326	482,786
*	Tandy Leather Factory, Inc.	135,035	310,580
*	Tarragon Corp.	28,990	3,769
#	Tempur-Pedic International, Inc.	76,600	598,246
*	Tenneco Automotive, Inc.	107,023	525,483
*	Texas Roadhouse, Inc.	4,500	31,590
*	The Children’s Place Retail Stores, Inc.	19,020	635,839
*	The Dress Barn, Inc.	26,600	254,296
*	The Hallwood Group, Inc.	159	5,326
	The Marcus Corp.	560,945	7,870,058
	The Men’s Wearhouse, Inc.	27,100	414,359
#	The Pep Boys - Manny, Moe & Jack	1,232,223	5,939,315
*	The Sports Club Co., Inc.	113,300	114,433
* #	The Steak n Shake Co.	382,463	1,969,684
* #	The Walking Co Holdings, Inc.	24,077	86,196
*	The Wet Seal, Inc. Class A	395,384	1,162,429
* #	thinkorswim Group, Inc.	226,554	1,812,432
*	TiVo, Inc.	19,667	135,112
*	Town Sports International Holdings, Inc.	58,394	145,401
*	Trans World Entertainment Corp.	634,084	1,521,802
* #	Trump Entertainment Resorts, Inc.	324,387	217,339
*	Tuesday Morning Corp.	40,682	91,128
*	Tween Brands, Inc.	184,428	1,571,327
*	Unifi, Inc.	1,316,483	6,319,118
	Unifirst Corp.	327,100	10,673,273
*	Universal Technical Institute, Inc.	120,651	1,990,741
* #	Vail Resorts, Inc.	44,582	1,482,797
* #	Valassis Communications, Inc.	273,600	1,214,784
*	ValueVision Media, Inc. Class A	191,965	132,456
* #	VCG Holding Corp.	203,680	492,906
	Virco Manufacturing Corp.	8,399	23,013
	Visteon Corp.	1,121,079	773,545
* #	Volcom, Inc.	141,526	1,829,931

7

*	Voyager Learning Co.	103,000	154,500
*	Warnaco Group, Inc.	204,530	6,097,039
	Warner Music Group Corp.	58,103	240,546
*	Wells-Gardner Electronics Corp.	95,331	61,965
* #	Wendy’s/Arby’s Group, Inc.	27,081	98,033
* #	West Marine, Inc.	305,081	1,931,163
*	Westwood One, Inc.	557,704	161,734
#	Winnebago Industries, Inc.	222,895	1,323,996
*	Woodbridge Holdings Corp.	13,441	10,350
*	WPT Enterprises, Inc.	144,012	54,725
	Xerium Technologies, Inc.	408	1,587
* #	Zale Corp.	1,488,264	25,389,784
* #	Zumiez, Inc.	107,636	1,050,527
Total Consumer Discretionary			764,295,198

Consumer Staples — (3.2%)
*	Alliance One International, Inc.	742,392	2,479,589
#	American Italian Pasta Co.	605,202	7,716,325
	B&G Foods, Inc.	132,698	494,964
* #	Bare Escentuals, Inc.	148,053	618,862
*	Bridgford Foods Corp.	39,944	159,776
*	Cagle’s, Inc. Class A	3,992	13,174
	Calavo Growers, Inc.	21,980	223,097
* #	Caribou Coffee Co.	4,542	8,085
	CCA Industries, Inc.	30,017	135,076
*	Central Garden & Pet Co.	404,589	1,367,511
*	Central Garden & Pet Co. Class A	673,553	2,141,899
#	Chiquita Brands International, Inc.	362,723	4,951,169
	Coffee Holding Co, Inc.	3,123	5,153
* #	Collective Brands, Inc.	280,502	3,587,621
*	Craft Brewers Alliance, Inc.	227,140	633,721
*	Cuisine Solutions, Inc.	182,878	459,024
	Del Monte Foods Co.	1,939,194	12,236,314
#	Farmer Brothers Co.	134,422	3,226,128
	Golden Enterprises, Inc.	15,515	33,357
#	Great Atlantic & Pacific Tea, Inc.	100,016	827,132
	Griffin Land & Nurseries, Inc. Class A	41,529	1,273,694
* #	Hain Celestial Group, Inc.	1,305,774	30,346,188
	Imperial Sugar Co.	315,048	3,730,168
	Ingles Market, Inc. Class A	32,568	607,719
*	Integrated Biopharma, Inc.	154,575	66,467
*	Katy Industries, Inc.	130,300	162,875
#	Mannatech, Inc.	311,857	1,250,547
*	Maui Land & Pineapple Co., Inc.	33,898	525,419
* #	Medifast, Inc.	86,745	468,423
	MGP Ingredients, Inc.	329,986	501,579
*	Monterey Pasta Co.	632,725	999,705
#	Nash-Finch Co.	204,733	8,072,622
*	National Beverage Corp.	50,173	459,585
*	Natural Alternatives International, Inc.	104,614	656,976
* #	Natural Health Trends Corp.	16,052	6,742
	Oil-Dri Corp. of America	121,350	2,008,342
*	Omega Protein Corp.	268,618	1,982,401
*	Overhill Farms, Inc.	80,704	359,133
*	Pantry, Inc.	251,900	5,546,838

8

* #	Parlux Fragrances, Inc.	428,717	1,384,756
*	Prestige Brands Holdings, Inc.	741,759	5,125,555
	PriceSmart, Inc.	294,728	4,391,447
	Reddy Ice Holdings, Inc.	104,680	278,449
	Reliv’ International, Inc.	77,230	404,685
*	Revlon, Inc.	109,856	1,306,188
	Rocky Mountain Chocolate Factory, Inc.	14,396	101,636
* #	Sanfilippo (John B.) & Son, Inc.	154,804	1,116,137
*	Scheid Vineyards, Inc.	6,720	200,592
*	Schiff Nutrition International, Inc.	96,428	567,961
	Scope Industries	8,100	931,500
	Seaboard Corp.	18,484	24,768,560
*	Seneca Foods Corp. Class A	12,724	207,019
*	Seneca Foods Corp. Class B	22,816	407,380
* #	Smart Balance, Inc.	7,111	50,915
* #	Spectrum Brands, Inc.	827,129	603,804
* #	Star Scientific, Inc.	485,486	1,543,845
	Stephan Co.	56,795	156,186
	Tasty Baking Co.	115,774	507,090
*	TreeHouse Foods, Inc.	426,263	12,898,718
#	Universal Corp.	754,474	29,869,626
*	Vermont Pure Holdings, Ltd.	36,233	38,045
	Weis Markets, Inc.	89,100	2,890,404
* #	Winn-Dixie Stores, Inc.	1,098,440	16,498,569
*	Zapata Corp.	386,223	2,413,894
Total Consumer Staples			209,006,361

Energy — (4.5%)
	Adams Resources & Energy, Inc.	49,808	926,429
* #	Allis-Chalmers Energy, Inc.	284,317	1,921,983
#	Alon USA Energy, Inc.	77,300	681,786
*	American Oil & Gas, Inc.	548,999	988,198
*	ATP Oil & Gas Corp.	35,703	429,864
*	Aventine Renewable Energy Holdings, Inc.	74,567	145,406
	Barnwell Industries, Inc.	53,778	344,179
*	Basic Energy Services, Inc.	590,356	8,076,070
	Berry Petroleum Corp. Class A	4,000	93,200
*	Bill Barret Corp.	85,800	1,750,320
*	Bolt Technology Corp.	7,171	58,157
*	Boots & Coots International Well Control, Inc.	44,346	76,275
* #	BPZ Resources, Inc.	20,800	205,920
*	Brigham Exploration Co.	950,887	7,454,954
* #	Bristow Group, Inc.	540,700	13,393,139
*	Bronco Drilling Co., Inc.	407,611	3,146,757
*	Cal Dive International, Inc.	169,224	1,440,096
*	Callon Petroleum Co.	684,790	7,067,033
*	Carrizo Oil & Gas, Inc.	18,100	423,359
*	Catalytica Energy Systems, Inc.	33,158	55,705
* #	Cheniere Energy, Inc.	92,800	347,072
*	Complete Production Services, Inc.	304,237	3,769,496
* #	Comstock Resources, Inc.	568,074	28,074,217
*	CREDO Petroleum Corp.	20,846	182,402
#	Crosstex Energy, Inc.	83,733	854,914
* #	Crusader Energy Group, Inc.	258,751	517,502
*	Dawson Geophysical Co.	8,096	198,595

9

	Delek US Holdings, Inc.	102,900	575,211
* #	Dune Energy, Inc.	476,253	166,689
* #	Edge Petroleum Corp.	480,938	283,753
*	Encore Acquisition Co.	781,016	24,328,648
*	Endeavour International Corp.	1,125,332	843,999
*	Energy Partners, Ltd.	222,326	960,448
* #	Evergreen Energy, Inc.	27,500	9,900
*	Evolution Petroleum Corp.	72,495	118,167
* #	FieldPoint Petroleum Corp.	48,447	111,428
* #	FX Energy, Inc.	226,918	1,109,629
* #	Gasco Energy, Inc.	974,457	779,566
*	Geokinetics, Inc.	5,181	29,532
*	Geomet, Inc.	100,260	295,767
* #	GeoResources, Inc.	90,406	1,350,666
* #	GMX Resources, Inc.	9,500	358,625
* #	Grey Wolf, Inc.	426,958	2,741,070
	Gulf Island Fabrication, Inc.	2,553	50,320
* #	Gulfport Energy Corp.	509,113	3,589,247
* #	Harvest Natural Resources, Inc.	573,600	4,869,864
*	HKN, Inc.	42,259	220,592
	Holly Corp.	39,400	773,422
* #	Hyperdynamics Corp.	33,900	34,239
* #	International Coal Group, Inc.	295,744	1,384,082
*	James River Coal Co.	34,220	657,708
*	Key Energy Group, Inc.	19,700	122,140
*	Kodiak Oil & Gas Corp.	175,000	131,250
* #	Mariner Energy, Inc.	174,700	2,513,933
*	Matrix Service Co.	50,941	624,027
*	McMoran Exploration Co.	64,554	916,021
*	Meridian Resource Corp.	1,593,013	1,895,685
* #	Mexco Energy Corp.	19,853	254,118
*	Mitcham Industries, Inc.	54,861	299,541
*	NATCO Group, Inc. Class A	1,686	35,642
*	Natural Gas Services Group	63,087	835,903
*	New Concept Energy, Inc.	674	4,448
*	Newpark Resources, Inc.	1,308,345	7,522,984
* #	Northern Oil & Gas, Inc.	50,057	272,811
* #	OMNI Energy Services Corp.	191,331	430,495
	Overseas Shipholding Group, Inc.	9,100	341,978
* #	Pacific Ethanol, Inc.	513,260	461,934
#	Panhandle Royalty Co.	10,381	259,525
*	Parallel Petroleum Corp.	197,388	791,526
*	Parker Drilling Co.	1,198,186	6,134,712
*	PHI, Inc. Non-Voting	294,221	6,172,757
*	Pioneer Drilling Co.	1,906,957	14,759,847
*	PowerSecure International, Inc.	196,359	755,982
*	Quest Resource Corp.	73,896	31,406
* #	Rentech, Inc.	1,295,329	958,543
* #	Royale Energy, Inc.	15,277	54,081
* #	SEACOR Holdings, Inc.	186,347	12,516,928
*	Stone Energy Corp.	974,813	29,575,826
* #	SulphCo, Inc.	817,359	1,634,718
*	Superior Well Services, Inc.	122,878	2,058,206
*	Swift Energy Corp.	650,000	20,852,000
*	T-3 Energy Services, Inc.	97,652	2,354,390

10

*	TETRA Technologies, Inc.	23,800	165,648
*	TGC Industries, Inc.	149,225	335,756
* #	Toreador Resources Corp.	159,477	1,180,130
* #	Trico Marine Services, Inc.	223,359	2,010,231
* #	Tri-Valley Corp.	271,654	1,290,356
* #	TXCO Resources, Inc.	431,750	2,262,370
*	Union Drilling, Inc.	87,188	477,790
*	Uranium Energy Corp.	10,180	4,581
* #	Uranium Resources, Inc.	166,250	156,275
#	USEC, Inc.	2,071,226	8,554,163
* #	VAALCO Energy, Inc.	30,755	163,001
* #	Venoco, Inc.	94,122	398,136
* #	VeraSun Energy Corp.	166,664	84,999
* #	Verenium Corp.	584,304	595,990
*	Warren Resources, Inc.	587,310	3,106,870
*	Westmoreland Coal Co.	110,869	1,092,060
*	Whiting Petroleum Corp.	500,221	26,006,490
	World Fuel Services Corp.	23,300	499,319
Total Energy			292,223,122

Financials — (22.7%)
*	1st Constitution Bancorp	610	5,728
	1st Source Corp.	608,311	13,054,354
	21st Century Holding Co.	59,481	322,387
	Abigail Adams National Bancorp, Inc.	14,977	59,908
	Abington Bancorp, Inc.	289,131	2,992,506
	Access National Corp.	22,258	130,098
	Advance America, Cash Advance Centers, Inc.	266,009	712,904
	Advanta Corp. Class A	184,338	436,881
#	Advanta Corp. Class B	895,034	4,045,554
	Affirmative Insurance Holdings, Inc.	70,678	84,107
	Alliance Bancorp, Inc. of Pennsylvania	200	1,600
	Alliance Financial Corp.	28,706	660,238
* #	AmComp, Inc.	307,318	3,730,841
#	Amcore Financial, Inc.	113,010	525,496
	Ameriana Bancorp	34,757	256,333
	American Bancorp of New Jersey, Inc.	126,448	1,138,032
#	American Equity Investment Life Holding Co.	897,288	4,055,742
*	American Independence Corp.	31,300	107,985
	American National Bankshares, Inc.	22,468	331,403
	American Physicians Capital, Inc.	307,951	12,598,275
	American Physicians Services Group, Inc.	35,600	697,760
	American River Bankshares	73,752	789,146
#	American West Bancorporation	140,384	169,865
* #	AmeriCredit Corp.	1,488,781	8,724,257
	Ameris Bancorp	178,322	1,968,675
*	Amerisafe, Inc.	4,461	76,908
*	AmeriServe Financial, Inc.	286,676	705,223
	AmTrust Financial Services, Inc.	101,954	1,001,188
#	Anchor Bancorp Wisconsin, Inc.	507,709	2,893,941
*	Argo Group International Holdings, Ltd.	674,606	21,519,931
	ASB Financial Corp.	10,400	135,564
#	Asset Acceptance Capital Corp.	58,731	476,308
#	ASTA Funding, Inc.	181,959	618,661
*	Atlantic American Corp.	238,075	271,405

11

	Atlantic Coast Federal Corp.	70,551	459,287
#	Atlantic Southern Financial Group, Inc.	2,567	28,237
* #	B of I Holding, Inc.	33,475	153,985
	Baldwin & Lyons, Inc. Class B	359,816	6,545,053
*	Bancinsurance Corp.	75,970	351,361
	Bancorp Rhode Island, Inc.	14,811	358,722
	BancorpSouth, Inc.	49,566	1,202,967
#	BancTrust Financial Group, Inc.	45,455	566,369
	Bank Mutual Corp.	124,371	1,433,998
	Bank of Commerce Holdings	16,199	88,123
* #	Bank of Florida Corp.	77,688	473,897
#	Bank of Granite Corp.	234,551	903,021
#	BankAtlantic Bancorp, Inc.	144,964	894,428
	BankFinancial Corp.	481,110	5,864,731
#	BankUnited Financial Corp. Class A	63,786	29,660
#	Banner Corp.	297,406	3,797,875
	Bar Harbor Bankshares	6,975	187,976
	BCB Bancorp, Inc.	4,346	52,804
*	Beach First National Bancshares, Inc.	59,312	306,050
	Benjamin Franklin Bancorp, Inc.	48,856	634,639
	Berkshire Bancorp, Inc.	8,441	53,854
#	Berkshire Hills Bancorp, Inc.	336,087	8,748,345
	Beverly Hills Bancorp, Inc.	524,495	382,881
#	BGC Partners, Inc. Class A	270,162	1,104,963
*	BNCCORP, Inc.	30,988	193,675
*	BNS Holding, Inc.	45,855	320,985
#	Boston Private Financial Holdings, Inc.	1,444,199	12,766,719
*	Bridge Capital Holdings	27,486	261,117
* #	Broadpoint Securities Group, Inc.	149,900	442,205
#	Brookline Bancorp, Inc.	2,214,827	25,913,476
	Brunswick Bancorp	1,200	7,200
	C&F Financial Corp.	8,892	173,305
#	Cadence Financial Corp.	82,272	617,040
	California First National Bancorp	115,380	1,001,498
	Camco Financial Corp.	73,966	526,638
#	Camden National Corp.	2,497	73,037
	Capital Bank Corp.	41,094	324,643
#	Capital Corp. of the West	156,921	360,918
#	Capital Southwest Corp.	23,982	2,446,164
#	Capitol Bancorp, Ltd.	444,964	4,556,431
	Cardinal Financial Corp.	546,088	3,407,589
	Carrollton Bancorp	8,958	74,351
	Carver Bancorp, Inc.	8,337	56,191
	Cascade Financial Corp.	24,274	168,704
#	Cathay General Bancorp	395,268	9,676,161
	Center Bancorp, Inc.	42,467	433,163
	Center Financial Corp.	298,772	3,077,352
#	Centerstate Banks of Florida, Inc.	16,551	289,642
	Central Bancorp, Inc.	2,324	16,558
*	Central Jersey Bancorp	9,799	67,025
	Central Virginia Bankshares, Inc.	10,335	92,705
	Centrue Financial Corp.	50,023	544,250
	Century Bancorp, Inc. Class A	600	9,900
	CFS Bancorp, Inc.	198,948	1,611,479
#	Chemical Financial Corp.	826,061	21,700,622

12

*	Chicopee Bancorp, Inc.	9,955	122,446
	Citizens Community Bancorp, Inc.	33,585	198,487
	Citizens First Bancorp, Inc.	143,630	423,708
	Citizens First Corp.	2,750	15,015
	Citizens South Banking Corp.	114,352	771,876
* #	Citizens, Inc.	274,886	2,333,782
*	CNA Surety Corp.	1,194,032	16,537,343
#	CoBiz Financial, Inc.	116,996	1,361,833
	Codorus Valley Bancorp, Inc.	3,797	38,521
	Cohen & Steers, Inc.	1,300	23,621
	Columbia Banking System, Inc.	333,104	5,303,016
	Commercial National Financial Corp.	2,564	38,024
	Commonwealth Bankshares, Inc.	55,126	548,504
* #	Community Bancorp	73,360	236,219
#	Community Bank System, Inc.	796,843	19,881,233
	Community Bankshares, Inc.	10,509	220,269
	Community Capital Corp.	8,738	78,642
	Community Central Bank Corp.	1	3
	Community Trust Bancorp, Inc.	46,368	1,547,764
#	Community West Bancshares	16,719	62,696
	Compass Diversified Holdings	86,083	1,050,213
* #	CompuCredit Corp.	291,518	752,116
	Consolidated-Tokoma Land Co.	32,837	1,211,685
*	Consumer Portfolio Services, Inc.	448,827	484,733
#	Cooperative Bankshares, Inc.	20,652	59,891
*	Core-Mark Holding Co., Inc.	213,027	4,211,544
#	Corus Bankshares, Inc.	462,802	1,018,164
*	Cowen Group, Inc.	80,406	568,470
*	Cowlitz Bancorporation	10,908	70,520
	Crawford & Co. Class A	779	6,006
#	Crawford & Co. Class B	522	7,569
*	Crescent Financial Corp.	31,252	167,198
*	Dearborn Bancorp, Inc.	60,022	181,867
	Delphi Financial Group, Inc. Class A	1,497,269	23,581,987
	Dime Community Bancshares	11,597	193,670
*	Dollar Financial Corp.	52,522	610,831
	Donegal Group, Inc. Class A	613,943	10,056,386
	Donegal Group, Inc. Class B	63,852	1,043,980
* #	E*TRADE Financial Corp.	624,852	1,137,231
#	East West Bancorp, Inc.	90,592	1,571,771
	Eastern Insurance Holdings, Inc.	84,423	792,732
	Eastern Virginia Bankshares, Inc.	12,878	135,090
	ECB Bancorp, Inc.	5,318	101,042
* #	eHealth, Inc.	79,891	1,016,214
	EMC Insurance Group, Inc.	411,279	10,059,884
*	Encore Bancshares, Inc.	50,900	849,521
*	Encore Capital Group, Inc.	469,771	4,397,057
	Enterprise Bancorp, Inc.	1,750	22,540
#	Enterprise Financial Services Corp.	95,022	1,762,658
	Epoch Holding Corp.	98,827	864,736
	ESB Financial Corp.	59,403	617,791
#	ESSA Bancorp, Inc.	153,573	2,128,522
*	ExlService Holdings, Inc.	167,594	1,223,436
#	F.N.B. Corp.	552,327	7,235,484
#	Farmers Capital Bank Corp.	26,343	521,065

13

	FBL Financial Group, Inc. Class A	645,100	11,263,446
* #	FCStone Group, Inc.	44,550	265,072
	Federal Agriculture Mortgage Corp. Class A	1,011	3,033
#	Federal Agriculture Mortgage Corp. Class C	120,370	698,146
* ●	Federal Trust Corp.	1,292	258
	Fidelity Bancorp, Inc.	14,372	149,469
	Fidelity Southern Corp.	14,918	51,468
	Financial Federal Corp.	57,085	1,321,518
	Financial Institutions, Inc.	206,617	3,349,262
*	First Acceptance Corp.	678,357	2,068,989
	First Advantage Bancorp	13,215	131,886
#	First Bancorp	2,077	36,347
	First Bancorp of Indiana, Inc.	5,430	38,146
	First Bancorp, Inc.	19,161	344,898
	First Bancshares, Inc.	23,243	361,429
*	First Bank of Delaware	70,003	112,005
#	First Busey Corp.	199,470	3,718,121
	First Business Financial Services, Inc.	14,900	253,002
	First Citizens BancShares, Inc.	35,998	5,504,814
#	First Commonwealth Financial Corp.	63,999	707,829
	First Defiance Financial Corp.	169,833	1,706,822
	First Federal Bancshares of Arkansas, Inc.	125,836	1,097,290
	First Federal Bankshares, Inc.	3,225	8,514
	First Federal of Northern Michigan Bancorp, Inc.	31,310	86,102
	First Financial Bancorp	13	175
	First Financial Corp.	302,593	12,793,632
	First Financial Holdings, Inc.	16,728	362,998
	First Financial Service Corp.	5,924	107,521
	First Franklin Corp.	11,298	65,980
*	First Investors Financial Services Group, Inc.	118,400	493,136
*	First Keystone Financial, Inc.	43,593	391,247
	First M&F Corp.	50,623	481,425
* #	First Mariner Bancorp, Inc.	16,843	24,759
	First Merchants Corp.	555,739	12,231,815
*	First Mercury Financial Corp.	3,107	33,525
* #	First National Bancshares, Inc.	2,932	11,640
#	First Niagara Financial Group, Inc.	3,669,543	57,868,693
	First PacTrust Bancorp, Inc.	67,832	691,886
	First Place Financial Corp.	297,380	2,043,001
* #	First Regional Bancorp	301,198	1,656,589
	First Security Group, Inc.	91,000	681,590
#	First South Bancorp, Inc.	63,072	886,162
	First State Bancorporation	114,649	424,201
	First State Financial Corp.	17,751	53,253
	First United Corp.	54,683	952,578
	First West Virginia Bancorp, Inc.	6,526	98,543
	Firstbank Corp.	72,676	667,174
* #	FirstCity Financial Corp.	102,376	332,722
* #	FirstFed Financial Corp.	12,780	114,381
#	Flagstar Bancorp, Inc.	959,380	1,822,822
	Flushing Financial Corp.	272,533	4,237,888
	FNB United Corp.	51,184	329,113
*	Forestar Real Estate Group, Inc.	29,843	261,126
* #	FPIC Insurance Group, Inc.	316,840	14,181,758
*	Franklin Credit Management Corp.	28,572	11,429

14

#	Frontier Financial Corp.	208,426	1,388,117
#	Fulton Financial Corp.	690,338	7,248,549
#	Gateway Financial Holdings, Inc.	276,787	1,505,721
	German American Bancorp, Inc.	126,482	1,441,895
*	Golfsmith International Holdings, Inc.	122	116
#	Great Southern Bancorp, Inc.	102,605	1,092,743
#	Greene Bancshares, Inc.	101,552	2,005,652
#	Grubb & Ellis Co.	412,135	630,567
	GS Financial Corp.	400	6,196
* #	Guaranty Bancorp	606,993	2,585,790
	Guaranty Federal Bancshares, Inc.	28,013	239,791
#	Habersham Bancorp	4,180	22,363
*	Hallmark Financial Services, Inc.	92,334	600,171
#	Hanmi Financial Corp.	296,797	1,187,188
	Harleysville Group, Inc.	1,092,091	34,488,234
#	Harleysville National Corp.	103,730	1,438,735
	Harleysville Savings Financial Corp.	18,595	244,059
	Harrington West Financial Group, Inc.	18,011	68,442
*	Harris & Harris Group, Inc.	80,008	400,040
	Hawthorn Bancshares, Inc.	17,040	334,325
#	Heartland Financial USA, Inc.	8,317	197,529
	Hercules Technology Growth Capital, Inc.	795,930	6,908,672
#	Heritage Commerce Corp.	188,962	2,445,168
	Heritage Financial Corp.	18,055	220,452
	HF Financial Corp.	100,975	1,386,387
*	Hilltop Holdings, Inc.	241,093	2,266,274
	Hingham Institution for Savings	2,657	76,787
	HMN Financial, Inc.	98,439	885,951
	Home Federal Bancorp, Inc.	139,123	1,612,436
	HopFed Bancorp, Inc.	1,300	14,066
	Horace Mann Educators Corp.	837,642	6,667,630
#	Horizon Financial Corp.	47,293	284,231
*	HouseValues, Inc.	12,446	33,106
#	IBERIABANK Corp.	273,544	13,934,331
#	Imperial Capital Bancorp, Inc.	73,742	380,509
#	Independence Holding Co.	147,782	965,016
#	Independent Bank Corp. (MI)	178,126	653,722
	Indiana Community Bancorp	16,591	298,638
	Infinity Property & Casualty Corp.	614,512	24,469,868
	Integra Bank Corp.	192,005	1,157,790
*	International Assets Holding Corp.	7,983	128,846
	Intervest Bancshares Corp.	139,402	833,624
	Investors Title Co.	31,417	1,192,589
#	Irwin Financial Corp.	475,232	1,045,510
	Jefferson Bancshares, Inc.	26,294	230,072
	Jones Lang LaSalle, Inc.	27,400	902,008
#	K-Fed Bancorp	25,925	218,029
*	Knight Capital Group, Inc.	1,293,267	18,700,641
* #	LaBranche & Co., Inc.	659,590	4,109,246
#	Lakeland Bancorp, Inc.	204,779	2,256,665
#	LandAmerica Financial Group, Inc.	107,342	1,057,319
	Landmark Bancorp, Inc.	11,860	249,060
	Legacy Bancorp, Inc.	129,784	1,692,383
	Lincoln Bancorp	31,720	444,080
	LNB Bancorp, Inc.	25,738	179,136

15

* #	LoopNet, Inc.	151,253	1,144,985
	LSB Corp.	62,229	656,516
	LSB Financial Corp.	10,681	165,555
#	Macatawa Bank Corp.	358,891	1,798,044
	MainSource Financial Group, Inc.	469,555	8,386,252
*	MarketAxess Holdings, Inc.	372,754	2,132,153
*	Marlin Business Services, Inc.	222,717	881,959
	Mayflower Bancorp, Inc.	3,701	20,818
	MB Financial, Inc.	1,096,148	32,566,557
#	MBT Financial Corp.	331,095	1,453,507
	MCG Capital Corp.	2,733,844	2,241,752
	Meadowbrook Insurance Group, Inc.	1,358,724	7,160,475
	Medallion Financial Corp.	528,265	4,273,664
#	Mercantile Bancorp, Inc.	8,044	114,627
	Mercantile Bank Corp.	79,779	773,059
	Mercer Insurance Group, Inc.	185,007	2,426,367
* #	Meridian Interstate Bancorp, Inc.	32,800	318,160
	Meta Financial Group, Inc.	42,490	444,020
	MetroCorp Bancshares, Inc.	75,498	835,008
	MicroFinancial, Inc.	215,796	647,388
#	Midwest Banc Holdings, Inc.	97,026	292,048
	MidWestOne Financial Group, Inc.	10,936	142,168
	Monroe Bancorp	1,853	18,623
* #	Move, Inc.	256	430
	MutualFirst Financial, Inc.	120,019	1,050,166
#	Nara Bancorp, Inc.	294,958	3,244,538
#	National Financial Partners Corp.	85,815	571,528
#	National Interstate Corp.	122,537	2,144,397
#	National Penn Bancshares, Inc.	1,947,592	32,992,208
	National Security Group, Inc.	6,283	51,835
#	National Western Life Insurance Co. Class A	50,109	9,459,577
*	Navigators Group, Inc.	570,373	28,809,540
	Nelnet, Inc. Class A	355,664	5,203,364
*	New Century Bancorp, Inc.	31,072	178,664
	New Hampshire Thrift Bancshares, Inc.	72,346	665,583
	New Westfield Financial, Inc.	274,683	2,842,969
#	NewAlliance Bancshares, Inc.	3,421,707	47,219,557
	NewBridge Bancorp	178,869	674,336
*	Newport Bancorp, Inc.	6,163	70,874
*	NewStar Financial, Inc.	25,682	138,940
*	Newtek Business Services, Inc.	72,273	47,339
* #	NexCen Brands, Inc.	258,539	21,355
*	Nexity Financial Corp.	5,105	7,657
	North Central Bancshares, Inc.	39,100	620,712
	North Valley Bancorp	12,175	73,659
	Northeast Bancorp	27,817	250,353
	Northeast Community Bancorp, Inc.	26,486	205,134
	Northrim Bancorp, Inc.	111,552	1,471,371
	Northway Financial, Inc.	6,704	83,968
#	NYMAGIC, Inc.	216,793	3,783,038
	OceanFirst Financial Corp.	1,568	26,013
* #	Ocwen Financial Corp.	1,338,830	8,970,161
	optionsXpress Holding, Inc.	127,792	2,269,586
#	PAB Bankshares, Inc.	32,111	197,483
#	Pacific Capital Bancorp	304,169	5,973,879

16

	Pacific Mercantile Bancorp	139,863	587,425
*	Pacific Premier Bancorp, Inc.	80,543	322,172
*	Pacific State Bancorp	13,433	70,187
#	PacWest Bancorp	148,911	3,721,286
	Pamrapo Bancorp, Inc.	6,525	55,332
	Park Bancorp, Inc.	4,725	53,912
#	Park National Corp.	11,024	801,996
	Parkvale Financial Corp.	79,550	1,191,659
#	Patriot Capital Funding, Inc.	37,814	187,179
	Patriot National Bancorp	32,104	375,938
*	Penn Treaty American Corp.	396,374	55,492
*	Pennsylvania Commerce Bancorp, Inc.	1,989	59,173
* #	Penson Worldwide, Inc.	185,975	1,327,861
	Peoples Bancorp of North Carolina	13,055	131,855
	Peoples Bancorp, Inc. (709788202)	14,576	166,166
	Peoples Bancorp, Inc. (709789101)	300,103	5,746,972
*	Peoples Community Bancorp	2,569	3,160
#	PFF Bancorp, Inc.	152,256	184,230
*	PICO Holdings, Inc.	553,594	13,861,994
	Pinnacle Bancshares, Inc.	17,681	156,919
*	Pinnacle Financial Partners, Inc.	160,692	4,701,848
* #	Piper Jaffray Companies, Inc.	520,361	20,528,241
*	PMA Capital Corp. Class A	965,797	4,461,982
#	PMI Group, Inc.	386,500	962,385
	Porter Bancorp, Inc.	19,721	364,643
	Preferred Bank	88,699	620,006
	Premier Financial Bancorp, Inc.	52,166	456,452
	Presidential Life Corp.	894,537	8,390,757
	Princeton National Bancorp, Inc.	8,623	208,892
*	ProAssurance Corp.	256,038	14,069,288
#	Prosperity Bancshares, Inc.	1,106,919	36,760,780
	Providence Community Bancshares, Inc.	2,937	23,408
#	Provident Bankshares Corp.	148,408	1,583,513
#	Provident Financial Holdings, Inc.	34,950	200,962
#	Provident Financial Services, Inc.	2,524,606	37,010,724
#	Provident New York Bancorp	1,229,119	14,798,593
#	Pulaski Financial Corp.	79,796	638,368
	QC Holdings, Inc.	62,370	502,702
	Rainier Pacific Financial Group, Inc.	85,914	386,613
#	Renasant Corp.	403,370	8,454,635
#	Republic Bancorp, Inc. Class A	7,268	167,309
*	Republic First Bancorp, Inc.	62,088	496,704
#	Resource America, Inc.	175,772	1,010,689
*	Rewards Network, Inc.	586,487	2,228,651
	Riverview Bancorp, Inc.	160,312	766,291
#	RLI Corp.	72,988	4,188,781
	Rome Bancorp, Inc.	141,505	1,428,493
	Royal Bancshares of Pennsylvania, Inc. Class A	1,617	8,279
	Rurban Financial Corp.	19,402	174,618
	Safety Insurance Group, Inc.	391,732	14,881,899
#	Sanders Morris Harris Group, Inc.	328,663	2,432,106
#	Sandy Spring Bancorp, Inc.	276,361	5,933,471
*	Seabright Insurance Holdings	657,934	6,881,990
#	Seacoast Banking Corp. of Florida	327,507	2,908,262
#	Security Bank Corp.	78,015	154,470

17

*	Security National Financial Corp. Class A	6,618	11,846
	Selective Insurance Group, Inc.	1,945,426	46,203,867
	SI Financial Group, Inc.	184	1,279
	Siebert Financial Corp.	51,159	102,830
#	Simmons First National Corp. Class A	311,573	9,664,994
	Somerset Hills Bancorp	1,400	11,900
#	South Financial Group, Inc.	172,126	1,000,052
	South Street Financial Corp.	11,002	49,509
*	Southcoast Financial Corp.	83,928	432,229
	Southern Community Financial Corp.	130,015	504,458
*	Southern Connecticut Bancorp, Inc.	37,490	187,450
*	Southern First Bancshares, Inc.	41,949	426,621
	Southwest Bancorp, Inc.	221,548	3,208,015
*	Specialty Underwriters’ Alliance, Inc.	2,765	9,622
	State Auto Financial Corp.	803,148	21,154,918
#	StellarOne Corp.	143,132	2,433,244
#	Sterling Financial Corp.	438,443	3,722,381
	Stewart Information Services Corp.	481,533	7,993,448
* #	Stratus Properties, Inc.	84,511	2,070,520
*	Sun American Bancorp	2,708	5,213
*	Sun Bancorp, Inc.	554,289	5,542,890
* #	Superior Bancorp	152,363	842,567
#	Susquehanna Bancshares, Inc.	2,051,230	31,773,553
	Sussex Bancorp	13,795	99,326
	SWS Group, Inc.	144,262	2,677,503
	Taylor Capital Group, Inc.	97,522	1,097,123
	Team Financial, Inc.	900	2,502
	Teche Holding Co.	13,852	415,560
*	Tejon Ranch Co.	1,400	40,684
#	Temecula Valley Bancorp, Inc.	102,363	353,152
*	Tennessee Commerce Bancorp, Inc.	3,480	35,566
	TF Financial Corp.	63,621	1,202,437
*	The Bancorp, Inc.	197,316	737,962
#	The Colonial BancGroup, Inc.	16,500	67,485
	The Phoenix Companies, Inc.	462,200	2,990,434
	The Savannah Bancorp, Inc.	1,125	13,095
#	The Wilber Corp.	2,776	21,542
	Thomas Properties Group, Inc.	42,475	295,201
* #	Thomas Weisel Partners Group, Inc.	95,069	534,288
#	TIB Financial Corp.	43,091	194,340
* #	Tidelands Bancshares, Inc.	11,499	55,425
	TierOne Corp.	41,813	225,790
	Timberland Bancorp, Inc.	171,654	1,012,759
	Tower Financial Corp.	22,003	193,186
*	Tradestation Group, Inc.	102,191	800,156
* #	Trenwick Group, Ltd.	199,776	7,991
* #	Triad Guaranty, Inc.	250,955	273,541
	TriCo Bancshares	34	732
#	Trustmark Corp.	729,699	14,973,423
#	UCBH Holdings, Inc.	344,206	1,817,408
	UMB Financial Corp.	171,606	7,778,900
#	Umpqua Holdings Corp.	1,592,927	27,111,618
*	Unico American Corp.	145,800	1,027,890
#	Union Bankshares Corp.	95,764	2,282,056
*	United America Indemnity, Ltd.	245,876	2,945,594

18

*	United Capital Corp.	106,255	2,364,174
#	United Community Banks, Inc.	295,748	3,880,214
	United Community Financial Corp.	430,049	2,016,930
	United Financial Bancorp, Inc.	225,278	3,153,892
#	United Fire & Casualty Co.	1,130,390	26,191,136
*	United PanAm Financial Corp.	87,858	153,752
	United Western Bancorp, Inc.	87,176	989,448
	Unity Bancorp, Inc.	17,120	68,309
*	Universal American Corp.	246,127	2,178,224
	Universal Insurance Holdings, Inc.	179,301	480,527
	Univest Corp. of Pennsylvania	945	29,238
#	Vineyard National Bancorp Co.	39,722	30,983
*	Virginia Commerce Bancorp, Inc.	331,139	1,443,766
	VIST Financial Corp.	37,085	408,677
*	Waccamaw Bankshares, Inc.	723	4,512
	Wainwright Bank & Trust Co.	24,508	202,436
	Washington Banking Co.	61,921	482,365
	Washington Federal, Inc.	765,205	13,482,912
* #	Waterstone Financial, Inc.	75,698	624,509
	Wayne Savings Bancshares, Inc.	14,253	106,898
#	Webster Financial Corp.	644,072	11,941,095
	Wesbanco, Inc.	645,538	17,545,723
	West Bancorporation	114,754	1,434,425
	West Coast Bancorp	95,869	835,978
* #	Western Alliance Bancorp	119,063	1,763,323
#	Whitney Holding Corp.	1,064,923	20,233,537
	Willow Financial Bancorp, Inc.	461,395	3,991,067
*	Wilshire Enterprises, Inc.	103,903	199,494
#	Wintrust Financial Corp.	712,371	18,236,698
*	World Acceptance Corp.	3,100	57,288
	WSB Holdings, Inc.	23,008	91,572
	WVS Financial Corp.	12,336	208,232
#	Yadkin Valley Financial Corp.	74,118	1,103,617
	Zenith National Insurance Corp.	526,172	17,290,012
*	ZipRealty, Inc.	16,471	47,601
Total Financials			1,461,179,143

Health Care — (6.6%)
*	Abaxis, Inc.	31,746	487,936
* #	Acadia Pharmaceuticals, Inc.	453,034	860,765
*	Accelrys, Inc.	444,397	2,128,662
* #	Achillion Pharmaceuticals, Inc.	146,734	234,774
*	Acusphere, Inc.	61,590	26,484
*	Adolor Corp.	161,154	507,635
*	Advanced Medical Optics, Inc.	179,380	1,106,775
*	AdvanSource Biomaterials Corp.	32,118	12,847
*	Affymetrix, Inc.	219,499	809,951
* #	Akorn, Inc.	290,928	904,786
*	Albany Molecular Research, Inc.	1,085,748	13,734,712
* #	Alexza Pharmaceuticals, Inc.	148,644	423,635
* #	Align Technology, Inc.	160,100	1,109,493
*	Allied Healthcare International, Inc.	918,674	1,332,077
*	Allied Healthcare Products, Inc.	203,626	870,501
*	Allion Healthcare, Inc.	407,570	1,764,778
	Allscripts-Misys Healthcare Solutions, Inc.	162,199	1,054,294

19

	Alpharma, Inc. Class A	1,472,500	46,103,975
*	Alteon, Inc.	5,518	7,725
* #	Altus Pharmaceuticals, Inc.	30,965	17,650
*	America Services Group, Inc.	53,256	467,055
*	American Dental Partners, Inc.	217,244	1,896,540
*	American Shared Hospital Services	82,057	96,417
*	AMICAS, Inc.	1,442,894	2,669,354
*	AMN Healthcare Services, Inc.	74,761	672,101
* #	Anesiva, Inc.	169,964	124,074
*	AngioDynamics, Inc.	528,308	6,656,681
*	Anika Therapeutics, Inc.	64,695	390,111
* #	Antigenics, Inc.	535,058	401,294
*	AP Pharma, Inc.	35,639	20,314
* #	Arena Pharmaceuticals, Inc.	580,451	2,136,060
* #	Ariad Pharmaceuticals, Inc.	840,284	1,672,165
* #	Arqule, Inc.	486,517	1,342,787
* #	Array BioPharma, Inc.	321,257	1,580,584
*	Arrhythmia Research Technology, Inc.	1,411	3,965
*	ArthroCare Corp.	11,200	232,736
* #	Aspect Medical Systems, Inc.	213,299	703,887
*	Assisted Living Concepts, Inc.	66,200	329,014
*	AtriCure, Inc.	6,089	39,396
*	ATS Medical, Inc.	184,416	488,702
*	Avalon Pharmaceuticals, Inc.	100,118	38,065
* #	AVI BioPharma, Inc.	634,162	545,379
* #	Avigen, Inc.	300,630	180,378
*	Bioanalytical Systems, Inc.	32,200	130,410
* #	BioCryst Pharmaceuticals, Inc.	386,020	617,632
* #	BioLase Technology, Inc.	303,703	528,443
*	BioMimetic Therapeutics, Inc.	57,064	466,784
* #	BioSante Pharmaceuticals, Inc.	157,162	507,633
*	BioScrip, Inc.	642,621	1,927,863
* #	BioSphere Medical, Inc.	168,074	445,396
#	Brookdale Senior Living, Inc.	47,437	408,907
* #	Caliper Life Sciences, Inc.	502,116	702,962
	Cambrex Corp.	23,249	104,621
*	Cantel Medical Corp.	516,285	4,956,336
*	Capital Senior Living Corp.	764,433	3,432,304
*	Cardiac Science Corp.	679,538	6,340,090
*	Cardium Therapeutics, Inc.	4,182	3,659
* #	Cell Genesys, Inc.	55,419	12,691
* #	Celldex Therapeutics, Inc.	87,642	679,226
*	Cerus Corp.	308,444	564,453
* #	Cleveland Biolabs, Inc.	3,187	9,720
* #	Clinical Data, Inc.	36,636	402,996
* #	Columbia Laboratories, Inc.	528,779	830,183
* #	CombiMatrix Corp.	26,386	166,760
* #	CombinatoRx, Inc.	297,074	190,127
*	Conceptus, Inc.	4,510	73,062
* #	CONMED Corp.	861,645	22,575,099
#	Cooper Companies, Inc.	504,071	8,307,090
* #	Cortex Pharmaceuticals, Inc.	227,503	166,077
*	Cross Country Healthcare, Inc.	1,035,828	11,725,573
*	CuraGen Corp.	936,372	627,369
* #	Curis, Inc.	521,721	448,680

20

*	Cutera, Inc.	234,556	1,996,072
* #	CV Therapeutics, Inc.	135,859	1,267,564
* #	Cyberonics, Inc.	46,568	593,276
* #	Cyclacel Pharmaceuticals, Inc.	277,414	127,610
*	Cynosure, Inc. Class A	87,582	767,218
*	Cypress Bioscience, Inc.	240,958	1,310,812
*	Cytokinetics, Inc.	122,710	349,724
*	Cytomedix, Inc.	97,391	52,591
	Daxor Corp.	10,827	165,653
*	Del Global Technologies Corp.	135,934	137,293
* #	Dendreon Corp.	273,319	1,344,729
*	DepoMed, Inc.	375,220	810,475
* #	Dexcom, Inc.	254,027	1,148,202
*	Digirad Corp.	100,114	84,096
* #	Discovery Laboratories, Inc.	656,739	1,201,832
*	Durect Corp.	141,158	580,159
*	DUSA Pharmaceuticals, Inc.	203,782	222,122
* #	Dyax Corp.	268,977	901,073
*	Dynacq Healthcare, Inc.	88,891	306,674
*	Dynavax Technologies Corp.	483,981	145,194
*	Elite Pharmaceuticals, Inc.	83,326	8,333
* #	Emeritus Corp.	100,204	1,155,352
*	Emisphere Technologies, Inc.	411,037	501,465
*	Endologix, Inc.	601,902	1,245,937
* #	Enzo Biochem, Inc.	436,950	2,521,202
* #	Enzon Pharmaceuticals, Inc.	136,235	677,088
*	eResearch Technology, Inc.	35,626	230,144
*	etrials Worldwide, Inc.	719	791
*	ev3, Inc.	195,570	1,265,338
*	Evotec AG Sponsored ADR	188,262	485,716
* #	Exelixis, Inc.	491,000	1,689,040
*	Five Star Quality Care, Inc.	411,851	807,228
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	41,800	48,070
*	Gentiva Health Services, Inc.	462,282	12,550,956
* #	GenVec, Inc.	937,957	928,577
* #	Geron Corp.	913,953	3,637,533
*	Greatbatch, Inc.	384,637	8,365,855
* #	GTC Biotherapeutics, Inc.	15,583	6,077
* #	Halozyme Therapeutics, Inc.	25,630	122,768
* #	Hana Biosciences, Inc.	2,100	693
*	Hanger Orthopedic Group, Inc.	658,300	10,967,278
*	Harvard Bioscience, Inc.	322,234	998,925
*	Health Grades, Inc.	207,824	446,822
* #	Health Management Associates, Inc.	551,350	1,157,835
* #	HEALTHSOUTH Corp.	35,348	443,264
*	HealthStream, Inc.	5,769	12,980
*	HealthTronics, Inc.	431,982	838,045
*	Healthways, Inc.	48,700	491,870
* #	Hemispherx Biopharma, Inc.	432,834	190,447
*	Hi-Tech Pharmacal Co., Inc.	247,538	1,804,552
*	Hollis-Eden Pharmaceuticals, Inc.	282,476	293,775
	Hooper Holmes, Inc.	754,676	490,539
* #	Human Genome Sciences, Inc.	400,177	1,292,572
* #	Hythiam, Inc.	190,388	121,848
*	Icagen, Inc.	25,241	30,289

21

*	ICU Medical, Inc.	2,987	95,674
*	Idenix Pharmaceuticals, Inc.	26,341	145,402
*	IDM Pharma, Inc.	29,333	48,106
*	I-Flow Corp.	281,527	1,587,812
*	Immtech International, Inc.	171,106	54,754
* #	ImmunoGen, Inc.	183,219	848,304
* #	Immunomedics, Inc.	846,754	1,270,131
* #	Incyte Corp.	584,907	2,427,364
* #	Indevus Pharmaceuticals, Inc.	724,010	1,933,107
*	Infinity Pharmaceuticals, Inc.	81,483	385,415
*	Inovio Biomedical Corp.	373,323	138,130
*	Insite Vision, Inc.	3,100	1,234
* #	Insmed, Inc.	23,299	8,388
* #	Inspire Pharmaceuticals, Inc.	561,192	2,053,963
*	IntegraMed America, Inc.	159,437	822,695
*	Interleukin Genetics, Inc.	112,102	53,809
* #	InterMune, Inc.	38,800	571,524
	Invacare Corp.	633,566	11,524,566
*	InVentiv Health, Inc.	79,777	755,488
*	Iridex Corp.	97,820	223,030
*	IRIS International, Inc.	3,372	37,598
* #	IsoRay, Inc.	5,680	2,272
*	ISTA Pharmaceuticals, Inc.	369,034	258,324
*	IVAX Diagnostics, Inc.	29,082	13,087
*	Javelin Pharmaceuticals, Inc.	511,269	726,002
	Kewaunee Scientific Corp.	52,939	479,098
*	Kindred Healthcare, Inc.	1,758,075	25,474,507
*	Langer, Inc.	25,273	18,702
*	Lannet Co., Inc.	297,999	849,297
#	LCA-Vision, Inc.	176,475	603,545
*	Lexicon Pharmaceuticals, Inc.	1,355,741	2,128,513
* #	LifePoint Hospitals, Inc.	773,019	18,529,265
* #	Ligand Pharmaceuticals, Inc. Class B	552,585	1,143,851
*	Magyar Bancorp, Inc.	27,871	223,804
* #	Mannkind Corp.	191,255	719,119
#	Martek Biosciences Corp.	48	1,432
*	Maxygen, Inc.	227,927	955,014
*	Medarex, Inc.	229,503	1,613,406
*	MedCath Corp.	726,154	11,197,295
*	Medical Action Industries, Inc.	15,682	180,343
*	Medical Staffing Network Holdings, Inc.	234,902	101,008
*	MediciNova, Inc.	1,648	3,733
#	Medicis Pharmaceutical Corp. Class A	126,600	1,806,582
*	MEDTOX Scientific, Inc.	2,876	28,329
#	Mentor Corp.	65,270	1,103,063
	Merge Healthcare, Inc.	361,150	339,481
*	Metabasis Therapeutics, Inc.	382,226	344,003
* #	Micromet, Inc.	104,504	433,692
*	Micrus Endovascular Corp.	149,320	1,761,976
* #	MiddleBrook Pharmaceuticals, Inc.	519,752	701,665
* #	Minrad International, Inc.	320,617	237,257
* #	Molecular Insight Pharmaceuticals, Inc.	5,810	29,050
*	Molina Healthcare, Inc.	52,900	1,178,083
*	Momenta Pharmaceuticals, Inc.	189,463	1,726,008
*	Monogram Biosciences, Inc.	36,467	18,237

22

*	Nabi Biopharmaceuticals	522,274	2,047,314
*	National Dentex Corp.	88,539	468,371
* #	Nektar Therapeutics	380,742	2,105,503
*	Neose Technologies, Inc.	1,200	408
*	Nephros, Inc.	1,209	459
* #	Neurocrine Biosciences, Inc.	517,780	2,138,431
* #	Neurometric, Inc.	63,412	82,436
*	Nighthawk Radiology Holdings, Inc.	258,171	1,185,005
*	NMT Medical, Inc.	158,237	172,478
* #	Novacea, Inc.	65,672	87,344
* #	NovaMed, Inc.	1,794	6,351
* #	Novavax, Inc.	309,695	696,814
*	Noven Pharmaceuticals, Inc.	144,660	1,627,425
*	NOVT Corp.	2,900	3,843
*	NPS Pharmaceuticals, Inc.	517,004	3,619,028
*	Nutraceutical International Corp.	118,226	1,081,768
* #	NxStage Medical, Inc.	306,471	1,244,272
*	Occulogix, Inc.	917	3,347
*	Odyssey Healthcare, Inc.	157,383	1,509,303
*	Omnicell, Inc.	63,617	698,515
* #	Omrix Biopharmaceuticals, Inc.	71,219	1,234,225
*	OncoGenex Pharmaceutical, Inc.	960	2,390
*	Optimer Pharmaceuticals, Inc.	19,402	80,518
*	OraSure Technologies, Inc.	538,080	2,480,549
*	Orchid Cellmark, Inc.	117,570	138,733
* #	Ore Pharmaceuticals, Inc.	24,610	17,719
*	Orthologic Corp.	121,316	86,134
*	Osteotech, Inc.	648,087	2,067,398
*	OxiGENE, Inc.	367,371	304,918
*	Palatin Technologies, Inc.	309,441	38,928
*	Palomar Medical Technologies, Inc.	147,716	1,689,871
*	Par Pharmaceutical Cos, Inc.	379,827	3,798,270
*	PDI, Inc.	222,473	1,078,994
* #	Penwest Pharmaceuticals Co.	276,940	346,175
*	Pharmanet Development Group, Inc.	96,258	154,013
* #	PharMerica Corp.	301,233	6,184,313
* #	Poniard Pharmaceuticals, Inc.	15	47
*	Pozen, Inc.	51,434	317,348
*	Progenics Pharmaceuticals, Inc.	202,721	2,029,237
*	Prospect Medical Holdings, Inc.	4,900	11,760
*	Providence Service Corp.	145,675	174,810
	Psychemedics Corp.	55,961	571,921
*	QuadraMed Corp.	109,466	651,323
* #	Quigley Corp.	27,073	99,087
* #	RadNet, Inc.	385,198	1,325,081
*	Regeneration Technologies, Inc.	76,090	232,075
* #	RegeneRx Biopharmaceuticals, Inc.	30,119	28,613
*	RehabCare Group, Inc.	631,348	10,814,991
*	Repligen Corp.	9,200	36,892
* #	Repros Therapeutics, Inc.	142,351	1,116,032
*	Res-Care, Inc.	435,532	6,711,548
*	Retractable Technologies, Inc.	44,228	59,708
* #	Rigel Pharmaceuticals, Inc.	8,639	75,246
* #	Rockwell Medical Technologies, Inc.	42,709	108,481
*	Rural/Metro Corp.	131,700	234,426

23

*	RXi Pharmaceuticals Corp.	4	37
* #	Salix Pharmaceuticals, Ltd.	727,899	6,696,671
*	Santarus, Inc.	611,657	1,027,584
*	SciClone Pharmaceuticals, Inc.	603,943	549,588
*	SCOLR Pharma, Inc.	46,950	35,213
*	Senesco Technologies, Inc.	35,750	35,393
*	Senomyx, Inc.	361,501	903,753
*	SenoRx, Inc.	7,173	18,937
* #	Sirona Dental Systems, Inc.	55,890	892,563
* #	Somaxon Pharmaceuticals, Inc.	125,496	122,986
*	Sonic Innovations, Inc.	502,388	849,036
* #	SonoSite, Inc.	7,944	167,380
*	Spectranetics Corp.	93,408	280,224
*	Spectrum Pharmaceuticals, Inc.	374,330	673,794
*	SRI/Surgical Express, Inc.	146,301	336,492
* #	STAAR Surgical Co.	292,003	718,327
* #	StemCells, Inc.	721,275	1,038,636
* #	Stereotaxis, Inc.	382,054	1,539,678
*	Strategic Diagnostics, Inc.	277,238	368,727
*	Sunesis Pharmaceuticals, Inc.	25,017	17,887
*	SunLink Health Systems, Inc.	44,600	99,012
*	Sunrise Senior Living, Inc.	185,326	559,685
*	SuperGen, Inc.	717,161	889,280
* #	Symmetry Medical, Inc.	83,200	1,074,944
*	Synovis Life Technologies, Inc.	10,519	183,977
*	Targacept, Inc.	51,828	306,822
*	Theragenics Corp.	560,030	1,092,059
* #	Theravance, Inc.	61,441	416,570
*	Titan Pharmaceuticals, Inc.	295,998	53,280
#	Trimeris, Inc.	266,466	871,344
* #	Triple-S Management Corp.	375,400	3,832,834
*	United American Healthcare Corp.	15,300	29,070
*	Urologix, Inc.	89,385	92,067
*	Uroplasty, Inc.	41,380	60,001
* #	Vanda Pharmaceuticals, Inc.	30,824	25,276
*	Vascular Solutions, Inc.	939	8,836
* #	Vical, Inc.	639,373	1,048,572
* #	ViroPharma, Inc.	81	1,016
* #	Vital Images, Inc.	273,042	3,563,198
* #	WebMD Health Corp. Class A	15,937	356,192
* #	XOMA, Ltd.	164,072	205,090
	Young Innovations, Inc.	11,320	192,440
* #	Zymogenetics, Inc.	471,718	1,509,498
Total Health Care			428,619,928

Industrials — (14.8%)
* #	3-D Systems Corp.	98,764	1,073,565
*	A. T. Cross Co. Class A	281,074	1,489,692
	A.O. Smith Corp.	515,849	16,275,036
*	AAR Corp.	48,400	773,916
*	ACCO Brands Corp.	121,987	344,003
*	Accuride Corp.	347,126	111,080
	Aceto Corp.	605,057	5,052,226
* #	Active Power, Inc.	310,077	130,232
	Administaff, Inc.	22,400	447,776

24

* #	AeroCentury Corp.	25,615	288,169
*	Aerosonic Corp.	44,620	56,221
* #	AirTran Holdings, Inc.	576,885	2,359,460
	Alamo Group, Inc.	229,667	2,889,211
* #	Alaska Air Group, Inc.	998,489	24,662,678
	Albany International Corp. Class A	30,353	441,940
	Alexander & Baldwin, Inc.	274,070	8,742,833
* #	Allied Defense Group, Inc.	123,154	892,867
* #	Amerco, Inc.	282,928	12,805,321
#	American Railcar Industries, Inc.	138,188	1,536,651
* #	American Reprographics Co.	99,566	1,059,382
#	American Woodmark Corp.	46,338	859,107
	Ameron International Corp.	14,263	670,361
	Ampco-Pittsburgh Corp.	5,222	123,448
* #	AMREP Corp.	14,757	444,333
*	APAC Customer Services, Inc.	655,433	976,595
	Apogee Enterprises, Inc.	36,365	358,559
* #	Applied Energetics, Inc.	981,855	765,847
#	Applied Industrial Technologies, Inc.	1,450,550	29,286,605
	Applied Signal Technologies, Inc.	85	1,523
*	Argon ST, Inc.	1,192	24,865
#	Arkansas Best Corp.	860,090	25,106,027
*	Arotech Corp.	235,336	150,615
*	Astec Industries, Inc.	995	25,293
*	Atlas Air Worldwide Holding, Inc.	68,365	1,320,812
*	Avalon Holding Corp. Class A	40,609	64,974
*	Axsys Technologies, Inc.	1,293	85,377
#	Baldor Electric Co.	46,616	818,577
*	Baldwin Technology Co., Inc. Class A	387,412	767,076
	Barnes Group, Inc.	3,269	47,433
	Barrett Business Services, Inc.	85,112	936,232
* #	Beacon Roofing Supply, Inc.	86	1,176
#	Belden, Inc.	44,304	923,295
*	Blount International, Inc.	174,038	1,512,390
#	BlueLinx Holdings, Inc.	461,615	1,241,744
	Bowne & Co., Inc.	486,794	3,792,125
*	Breeze-Eastern Corp.	138,795	1,165,184
#	Briggs & Stratton Corp.	2,077,065	32,734,544
*	BTU International, Inc.	21,348	105,886
* #	Builders FirstSource, Inc.	620,841	2,359,196
#	C&D Technologies, Inc.	260,768	912,688
*	CAI International, Inc.	12,877	101,986
* #	Cano Petroleum, Inc.	349,857	202,917
* #	Capstone Turbine Corp.	1,200,940	1,621,269
	Cascade Corp.	6,431	212,287
*	Casella Waste Systems, Inc. Class A	80,830	407,383
	CDI Corp.	194,955	2,534,415
*	CECO Environmental Corp.	155,903	436,528
*	Celadon Group, Inc.	27,989	299,202
* #	Cenveo, Inc.	163,464	789,531
*	Ceradyne, Inc.	15,371	361,219
	Champion Industries, Inc.	366,815	1,159,135
*	Channell Commercial Corp.	4,800	1,488
*	Chart Industries, Inc.	45,797	623,755
	Chase Corp.	9,855	143,686

25

	Chicago Rivet & Machine Co.	21,015	329,936
	CIRCOR International, Inc.	133,012	4,076,818
* #	Coleman Cable, Inc.	38,174	265,691
*	Comforce Corp.	21,165	20,107
*	Commercial Vehicle Group, Inc.	283,930	377,627
*	Competitive Technologies, Inc.	1,259	1,826
	CompX International, Inc.	57,100	324,328
*	COMSYS IT Partners, Inc.	243,191	1,478,601
*	Consolidated Graphics, Inc.	89,264	1,161,325
* #	Continental Airlines, Inc.	654,667	12,386,300
*	Cornell Companies, Inc.	358,674	8,167,007
	Corporate Executive Board Co.	51,118	1,524,850
*	Corrpro Companies, Inc.	62,012	24,805
*	Covenant Transport Group Class A	194,919	407,381
*	CPI Aerostructures, Inc.	27,213	182,327
*	CRA International, Inc.	91,530	2,476,802
	Deluxe Corp.	164,430	1,999,469
	Diamond Management & Technology Consultants, Inc.	345,492	1,375,058
* #	Document Securities Systems, Inc.	176,566	247,192
* #	Double Eagle Petroleum Co.	51,046	411,941
	Ducommun, Inc.	280,065	5,654,512
	Dynamic Materials Corp.	114,586	2,177,134
#	Eagle Bulk Shipping, Inc.	121,256	1,208,922
	Eastern Co.	79,904	938,872
	Ecology & Environment, Inc. Class A	47,982	479,820
	Electro Rent Corp.	593,448	7,115,442
#	Encore Wire Corp.	319,375	6,122,419
* #	Energy Focus, Inc.	136,025	326,460
* #	EnerSys Inc.	1,308,840	17,302,865
*	ENGlobal Corp.	8,331	36,573
	Ennis, Inc.	623,484	7,338,407
* #	EnPro Industries, Inc.	198,032	4,398,291
	Espey Manufacturing & Electronics Corp.	8,041	158,408
*	Esterline Technologies Corp.	1,050,823	37,882,169
* #	Evergreen Solar, Inc.	178,329	675,867
*	Exide Technologies	228,892	1,087,237
* #	ExpressJet Holdings, Inc.	77,264	133,667
*	EXX, Inc. Class A	3,789	6,062
	Federal Signal Corp.	860,411	7,322,098
*	First Advantage Corp.	424,872	4,643,851
*	First Aviation Services, Inc.	8,900	12,905
*	Flanders Corp.	15,200	94,240
*	Flow International Corp.	276,256	1,060,823
*	Fortune Industries, Inc.	3,429	1,372
	Freightcar America, Inc.	101,828	2,658,729
	Frozen Food Express Industries, Inc.	419,189	2,427,104
* #	Fuel Tech, Inc.	13,093	153,843
* #	FuelCell Energy, Inc.	800,012	3,824,057
* #	Furmanite Corp.	97	776
	G & K Services, Inc. Class A	650,245	14,689,035
	GATX Corp.	352,157	10,054,082
#	Genco Shipping & Trading, Ltd.	54,560	1,137,576
#	GenCorp, Inc.	705,912	3,458,969
	General Employment Enterprises, Inc.	13,839	5,674
*	GeoPetro Resources Co.	5,664	7,080

26

* #	Global Cash Access, Inc.	374,873	1,057,142
*	GP Strategies Corp.	172,066	1,035,837
*	Graftech International, Ltd.	28,600	231,946
	Graham Corp.	7,000	147,000
	Great Lakes Dredge & Dock Corp.	14,249	63,836
#	Greenbrier Companies, Inc.	155,747	1,284,913
*	Griffon Corp.	754,817	6,370,655
	Hardinge, Inc.	138,785	967,331
* #	Hawaiian Holdings, Inc.	13,632	95,424
	Heidrick & Struggles International, Inc.	5,600	135,128
*	Henry Bros. Electronics, Inc.	1,100	6,655
*	Herley Industries, Inc.	477,440	6,349,959
* #	Hexcel Corp.	170,413	2,249,452
*	Hill International, Inc.	11,220	70,462
#	HNI Corp.	76,659	1,404,393
* #	Hoku Scientific, Inc.	63,850	316,058
#	Horizon Lines, Inc. Class A	116,427	546,043
	Houston Wire & Cable Co.	42,309	487,400
* #	HQ Sustainable Maritime Industries, Inc.	88,610	363,301
*	Hudson Highland Group, Inc.	461,363	2,417,542
*	Hudson Technologies, Inc.	38,600	41,688
*	Hurco Companies, Inc.	10,730	241,425
*	Huttig Building Products, Inc.	189,986	210,884
*	ICT Group, Inc.	245,436	1,293,448
	IKON Office Solutions, Inc.	3,449,107	59,428,114
*	Innotrac Corp.	110,636	294,292
	Innovative Solutions & Support, Inc.	161,984	996,202
* #	Insituform Technologies, Inc. Class A	350,249	4,703,844
	Insteel Industries, Inc.	215,382	2,209,819
*	Integrated Electrical Services, Inc.	154,555	1,890,208
* #	Interline Brands, Inc.	54,145	576,103
*	International Shipholding Corp.	227,392	5,591,569
*	Intersections, Inc.	184,076	1,546,238
* #	JetBlue Airways Corp.	1,623,900	9,012,645
*	JPS Industries, Inc.	42,300	232,650
*	Kadant, Inc.	422,329	6,943,089
*	Kansas City Southern	63,966	1,974,630
	Kelly Services, Inc. Class A	91,027	1,296,224
*	Kenexa Corp.	312,332	2,782,878
*	Key Technology, Inc.	26,480	428,711
*	Kforce, Inc.	178,515	1,404,913
	Knoll, Inc.	21,300	307,998
*	Korn/Ferry International	6,420	89,174
*	K-Tron International, Inc.	200	18,798
	L.S. Starrett Co. Class A	162,462	2,306,960
*	Ladish Co., Inc.	35,739	608,635
	Lawson Products, Inc.	728	21,694
*	Learning Tree International, Inc.	80,887	1,031,309
*	LECG Corp.	588,986	2,827,133
*	LGL Group, Inc.	7,917	35,627
*	Limco-Piedmont, Inc.	11,347	40,282
*	LMI Aerospace, Inc.	1,190	18,171
	LSI Industries, Inc.	55,680	437,088
*	Lydall, Inc.	431,171	2,867,287
* #	M&F Worldwide Corp.	556,176	12,819,857

27

*	Mac-Gray Corp.	319,000	2,421,210
*	Magnetek, Inc.	401,300	862,795
*	Marten Transport, Ltd.	630,463	11,587,910
*	Meadow Valley Corp.	1,420	9,926
*	Medialink Worldwide, Inc.	160,196	22,427
*	Merrimac Industries, Inc.	40,915	124,791
* #	Mesa Air Group, Inc.	388,136	143,610
* #	Metalline Mining Co.	9,545	4,295
*	MFRI, Inc.	20,999	148,463
* #	Microvision, Inc.	593,479	1,026,719
*	Miller Industries, Inc.	182,857	1,115,428
*	Misonix, Inc.	124,173	254,555
* #	Mobile Mini, Inc.	524,722	8,815,330
*	Moore Handley, Inc.	2,000	2,200
	Mueller Industries, Inc.	42,000	960,540
#	Mueller Water Products, Inc.	491,638	3,441,466
	Mueller Water Products, Inc. Class B	821,479	5,405,332
	NACCO Industries, Inc. Class A	142,820	8,799,140
*	Nashua Corp.	78,041	533,800
*	National Patent Development Corp.	230,265	345,398
	National Technical Systems, Inc.	143,083	610,249
* #	NCI Building Systems, Inc.	291,956	5,433,301
*	North America Galvanizing & Coatings, Inc.	14,446	53,017
*	On Assignment, Inc.	191,982	1,247,883
*	P.A.M. Transportation Services, Inc.	89,303	775,150
	Pacer International, Inc.	67,377	760,686
*	Paragon Technologies, Inc.	9,306	36,712
*	Park-Ohio Holdings Corp.	106,789	810,529
*	Patrick Industries, Inc.	143,324	275,182
*	Pemco Aviation Group Inc	10,158	27,325
*	Perini Corp.	15,084	286,898
*	PGT, Inc.	81,061	167,796
* #	PHH Corp.	977,561	7,879,142
*	Pike Electric Corp.	185,205	1,620,544
* #	Pinnacle Airlines Corp.	65,304	178,280
* #	Plug Power, Inc.	526,873	516,336
* #	PMFG, Inc.	14,620	158,773
	Portec Rail Products, Inc.	81,543	548,784
* #	Power-One, Inc.	1,049,301	1,164,724
#	Preformed Line Products Co.	61,140	2,445,600
*	PRG-Schultz International, Inc.	112,819	478,353
* #	Protection One, Inc.	22,005	161,737
	Providence & Worcester Railroad Co.	66,522	931,308
*	Quality Distribution, Inc.	228,615	466,375
* #	Quanta Services, Inc.	453,963	8,970,309
	Quixote Corp.	45,875	294,518
*	RBC Bearings, Inc.	57,049	1,353,773
*	RCM Technologies, Inc.	123,033	140,258
#	Regal-Beloit Corp.	979,413	31,889,687
*	Republic Airways Holdings, Inc.	1,682,318	25,150,654
*	Resources Connection, Inc.	10,100	175,134
*	Rush Enterprises, Inc. Class A	863,003	8,086,338
*	Rush Enterprises, Inc. Class B	332,468	3,547,434
*	Saia, Inc.	346,986	3,681,521
	Schawk, Inc.	129,763	1,703,788

28

* #	School Specialty, Inc.	591,995	12,431,895
	Servidyne, Inc.	21,203	82,268
	Servotronics, Inc.	7,660	45,194
*	SIFCO Industries, Inc.	67,021	382,020
#	SkyWest, Inc.	550,832	8,488,321
*	SL Industries, Inc.	5,146	54,548
*	SPACEHAB, Inc.	8,254	2,971
*	Sparton Corp.	310,745	630,812
*	Spherion Corp.	1,016,596	3,232,775
	Standard Register Co.	263,829	2,144,930
	Standex International Corp.	314,340	8,113,115
*	Sterling Construction Co., Inc.	52,241	690,104
	Supreme Industries, Inc.	98,565	142,919
	Sypris Solutions, Inc.	275,157	255,896
#	TAL International Group, Inc.	26,200	433,872
* #	Taleo Corp. Class A	172,282	2,377,492
* #	Taser International, Inc.	735,280	3,683,753
*	TeamStaff, Inc.	9,762	18,548
	Tech/Ops Sevcon, Inc.	4,241	20,357
	Technology Research Corp.	100,707	171,202
	Tecumseh Products Co. Class A	439,770	8,144,540
*	Tecumseh Products Co. Class B	52,532	872,031
*	TeleTech Holdings, Inc.	126,681	1,145,196
*	The Advisory Board Co.	68,845	1,697,029
* #	The GEO Group, Inc.	27,800	490,948
	Thomas Group, Inc.	45,972	47,811
	Todd Shipyards Corp.	105,961	1,324,513
*	Trailer Bridge, Inc.	103,961	467,825
* #	TRC Companies, Inc.	344,030	622,694
	Tredegar Industries, Inc.	1,297,386	19,097,522
* #	Trex Co., Inc.	728	11,874
#	Trinity Industries, Inc.	1,524,225	25,728,918
#	Triumph Group, Inc.	459,880	20,170,337
*	TrueBlue, Inc.	239,359	1,993,860
*	Tufco Technologies, Inc.	34,772	119,963
	Twin Disc, Inc.	22,980	178,095
*	U.S. Home Systems, Inc.	106,855	226,533
*	Ultralife Corp.	104,265	906,063
* #	United Rentals, Inc.	1,734,595	17,779,599
#	Universal Forest Products, Inc.	507,779	12,008,973
*	Universal Security Instruments, Inc.	30,409	95,788
*	Universal Truckload Services, Inc.	47,194	721,124
* #	UQM Technologies, Inc.	301,963	664,319
*	US Airways Group, Inc.	81,500	826,410
*	USA Truck, Inc.	305,128	4,506,741
* #	Valence Technology, Inc.	4,800	11,040
	Valpey Fisher Corp.	15,889	31,778
*	Versar, Inc.	45,230	171,874
	Viad Corp.	245,159	5,356,724
	Vicor Corp.	247,691	1,731,360
*	Volt Information Sciences, Inc.	319,549	2,444,550
	VSE Corp.	22,182	727,348
#	Wabash National Corp.	494,996	3,009,576
#	Watts Water Technologies, Inc.	909,616	24,041,151
*	WCA Waste Corp.	524,788	1,705,561

29

#	Werner Enterprises, Inc.	2,808,495	55,102,672
* #	WESCO International, Inc.	76,364	1,518,116
*	Willdan Group, Inc.	15,995	35,269
*	Willis Lease Finance Corp.	235,035	2,994,346
* #	YRC Worldwide, Inc.	607,657	2,783,069
Total Industrials			954,843,308

Information Technology — (14.6%)
*	3Com Corp.	1,161,171	3,169,997
* #	Access Integrated Technologies, Inc.	269,560	320,776
*	ACI Worldwide, Inc.	110,455	1,513,234
*	Acme Packet, Inc.	62,432	295,928
*	Acorn Factor, Inc.	172,475	386,344
*	Actel Corp.	927,241	11,210,344
*	ActivIdentity Corp.	739,453	1,478,906
*	Actuate Corp.	53,966	153,263
*	Adaptec, Inc.	5,228,328	16,782,933
* #	ADC Telecommunications, Inc.	294,112	1,864,670
*	ADDvantage Technologies Group, Inc.	84,295	171,119
*	Adept Technology, Inc.	8,444	48,300
*	Advanced Analogic Technologies, Inc.	518,878	1,561,823
*	Advanced Energy Industries, Inc.	48,763	520,301
* #	Advanced Photonix, Inc.	32,581	39,097
*	Aehr Test Systems	56,846	155,758
*	Aetrium, Inc.	178,073	389,980
#	Agilysys, Inc.	552,954	2,222,875
* ●	Allen Organ Co. Escrow	4,900	44,529
*	Allied Motion Technologies, Inc.	44,400	130,092
* #	American Commercial Lines, Inc.	250,680	1,862,552
	American Software, Inc. Class A	18,844	85,740
*	Amkor Technology, Inc.	39,192	159,120
*	Amtech Systems, Inc.	34,914	223,799
* #	Anadigics, Inc.	598,450	1,053,272
*	Analysts International Corp.	252,655	217,283
*	Anaren, Inc.	556,881	6,933,168
*	Applied Micro Circuits Corp.	7	36
*	Ariba, Inc.	69,883	747,748
*	Arris Group, Inc.	2,841,059	19,631,718
*	Art Technology Group, Inc.	86,381	168,443
*	Aruba Networks, Inc.	146,794	456,529
*	Aspen Technology, Inc.	326,227	2,554,357
*	Astea International, Inc.	12,900	43,731
	Astro-Med, Inc.	88,815	627,034
*	ATMI, Inc.	183,803	2,235,044
*	Authentidate Holding Corp.	2,900	1,102
*	Autobytel, Inc.	625,122	487,595
* #	Avanex Corp.	129,746	402,213
* #	Avid Technology, Inc.	759,441	11,262,510
*	Aviza Technology, Inc.	58,425	8,764
* #	Avocent Corp.	772,347	11,600,652
#	AVX Corp.	179,500	1,619,090
*	Aware, Inc.	681,603	1,533,607
*	Axcelis Technologies, Inc.	2,274,285	1,000,685
*	AXT, Inc.	317,739	505,205
	Bel Fuse, Inc. Class A	1,998	41,598

30

	Bel Fuse, Inc. Class B	34,342	745,221
* #	Bell Microproducts, Inc.	938,970	845,073
*	Benchmark Electronics, Inc.	2,841,081	34,064,561
*	BigBand Networks, Inc.	184,167	681,418
	Black Box Corp.	490,438	14,914,220
	Blackbaud, Inc.	82,580	1,255,216
*	Blonder Tongue Laboratories, Inc.	8,764	7,450
*	Blue Coat Systems, Inc.	10,428	140,778
	Bogen Communications International, Inc.	43,800	179,580
*	Bookham, Inc.	324,204	175,070
*	Borland Software Corp.	1,122,197	1,683,296
*	Bottomline Technologies, Inc.	147,417	1,161,646
*	Brightpoint, Inc.	71,578	412,289
*	Brooks Automation, Inc.	3,131,877	21,453,357
*	BSQUARE Corp.	9,436	26,798
*	Cabot Microelectronics Corp.	17,724	509,211
*	CalAmp Corp.	397,546	310,086
*	California Micro Devices Corp.	745,104	1,765,896
*	Callidus Software, Inc.	257,692	870,999
*	CallWave, Inc.	195,277	212,852
*	Captaris, Inc.	641,918	3,055,530
*	Cascade Microtech, Inc.	26,412	84,518
*	Catapult Communications Corp.	204,677	873,971
* #	Cavium Networks, Inc.	101,559	1,293,862
*	CEVA, Inc.	370,739	3,151,282
*	Checkpoint Systems, Inc.	5,600	70,616
*	Chordiant Software, Inc.	414,818	1,377,196
*	Chyron International Corp.	51,176	109,517
*	Ciber, Inc.	2,122,374	11,460,820
* #	Ciena Corp.	116,077	1,115,500
*	Cirrus Logic, Inc.	300,217	1,723,246
*	Clarus Corp.	371,800	1,859,000
*	Clearfield, Inc.	77,789	73,900
* #	Cogent, Inc.	124,601	1,138,853
#	Cognex Corp.	67,000	1,073,340
*	Coherent, Inc.	1,102,339	27,889,177
	Cohu, Inc.	672,339	9,506,873
*	Comarco, Inc.	10,221	11,601
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	114,634	917,072
*	CommVault Systems, Inc.	26,773	286,471
*	Computer Task Group, Inc.	207,875	1,037,296
*	Concurrent Computer Corp.	94,333	346,202
*	Conexant Systems, Inc.	12,273	19,023
* #	Convera Corp.	506,158	167,032
*	Convergys Corp.	775,747	5,965,494
*	CPI International, Inc.	148,235	1,461,597
*	Cray, Inc.	10,717	33,651
*	CSP, Inc.	112,898	420,545
#	CTS Corp.	1,387,709	9,700,086
*	CyberOptics Corp.	269,508	2,085,992
*	Cymer, Inc.	28,100	687,607
*	Data I/O Corp.	80,182	228,519
*	Datalink Corp.	63,365	195,164
	Dataram Corp.	75,871	97,115

31

*	DDi Corp.	384,192	1,721,180
*	DealerTrack Holdings, Inc.	74,322	797,475
*	Digi International, Inc.	714,872	7,320,289
* #	Digimarc Corp.	101,390	1,013,900
*	Digital Angel Corp.	108,285	22,740
*	Diodes, Inc.	66,749	659,480
*	Ditech Networks, Inc.	685,602	569,050
*	Dot Hill Systems Corp.	753,086	896,172
*	Double-Take Software, Inc.	59,267	438,576
*	DSP Group, Inc.	179,790	1,132,677
*	Dycom Industries, Inc.	113,746	1,010,064
*	Dynamics Research Corp.	84,242	648,663
*	Easylink Services International Corp.	48,700	103,731
*	Echelon Corp.	53,240	432,841
*	EDCI Holdings, Inc.	122,643	386,325
*	EDGAR Online, Inc.	211,983	315,855
*	Edgewater Technology, Inc.	155,304	333,904
*	EFJohnson Technologies, Inc.	508,819	966,756
*	Electro Scientific Industries, Inc.	1,199,372	10,038,744
* #	Electroglas, Inc.	361,725	238,739
*	Electronics for Imaging, Inc.	417,325	4,423,645
* #	Elixir Gaming Technologies, Inc.	549,870	76,982
*	eLoyalty Corp.	94,478	307,054
* #	EMCORE Corp.	93,441	332,650
*	EMS Technologies, Inc.	273,209	5,710,068
*	Emulex Corp.	75,100	713,450
*	En Pointe Technologies, Inc.	38,700	38,700
*	Endwave Corp.	329,391	1,086,990
*	Entorian Technologies, Inc.	459,682	234,438
*	Entrust, Inc.	549,848	769,787
* #	EPIQ Systems, Inc.	123,495	1,678,297
*	ePlus, Inc.	271,104	2,293,540
*	Euronet Worldwide, Inc.	238,147	2,838,712
*	Evans & Sutherland Computer Corp.	180,550	147,148
* #	Exar Corp.	824,988	5,510,920
*	Extreme Networks, Inc.	1,937,792	3,565,537
#	Fair Isaac Corp.	79,973	1,246,779
*	Fairchild Semiconductor Corp. Class A	1,137,266	6,459,671
* #	FalconStor Software, Inc.	424,247	1,276,983
*	Faro Technologies, Inc.	16,634	252,338
*	FEI Co.	2,004	42,104
* #	Finisar Corp.	986,159	601,557
*	Forgent Networks, Inc.	153,102	27,543
* #	FormFactor, Inc.	41,953	730,821
*	FortuNet, Inc.	4,304	17,603
	Frequency Electronics, Inc.	118,242	509,623
*	FSI International, Inc.	785,888	385,085
*	Gerber Scientific, Inc.	396,213	1,893,898
	Gevity HR, Inc.	357,890	1,220,405
*	Giga-Tronics, Inc.	14,300	13,156
*	Globecomm Systems, Inc.	170,207	1,341,231
*	Glu Mobile, Inc.	4,334	3,857
*	Goldleaf Financial Solutions, Inc.	226,229	214,918
*	GSI Technology, Inc.	3,700	12,950
*	GTSI Corp.	237,469	1,379,695

32

*	Guidance Software, Inc.	81,037	230,955
*	Hackett Group, Inc.	353	1,052
*	Halifax Corp.	11,571	7,810
*	Harris Stratex Networks, Inc. Class A	398,397	2,641,372
*	Hauppauge Digital, Inc.	130,387	147,337
*	hi/fn, inc.	203,612	539,572
*	Hittite Microwave Corp.	26,974	883,938
* #	Hughes Communications, Inc.	36,938	600,243
* #	Hutchinson Technology, Inc.	432,238	2,956,508
*	Hypercom Corp.	812,432	1,584,242
*	I.D. Systems, Inc.	135,879	737,823
* #	iBasis, Inc.	493,464	1,090,555
* #	iGo, Inc.	373,705	381,179
*	Ikanos Communications, Inc.	199,994	301,991
*	I-many, Inc.	353,800	63,684
#	Imation Corp.	1,524,867	18,786,361
	Imergent, Inc.	149,825	1,093,723
*	Immersion Corp.	5,951	30,826
*	InFocus Corp.	686,096	610,625
	infoGROUP, Inc.	414,012	1,846,494
	InfoSpace, Inc.	581,034	4,979,461
*	Innodata Isogen, Inc.	213,393	349,965
* #	Insight Enterprises, Inc.	602,987	5,867,064
*	InsWeb Corp.	22,666	67,771
*	Integrated Device Technology, Inc.	1,857,968	11,816,676
*	Integrated Silicon Solution, Inc.	367,354	664,911
*	Intelli-Check, Inc.	159,451	366,737
*	Intelligent Systems Corp.	29,047	49,380
*	Intelligroup, Inc.	70,500	118,440
*	Interactive Intelligence, Inc.	31,776	233,554
* #	Internap Network Services Corp.	608,794	1,741,151
*	International Rectifier Corp.	289,951	4,476,843
* #	Internet Brands, Inc.	98,800	641,212
*	Internet Capital Group, Inc.	1,072,331	6,133,733
*	Interphase Corp.	86,887	191,151
*	Interwoven, Inc.	935,944	11,802,254
*	Intest Corp.	19,032	14,845
*	Intevac, Inc.	103,024	801,527
*	IntriCon Corp.	47,900	251,475
*	INX, Inc.	9,660	55,255
*	iPass, Inc.	396,852	754,019
*	iPCS, Inc.	75,687	1,235,212
*	Iteris, Inc.	113,567	169,215
*	Ixia	46,600	310,356
	IXYS Corp.	251,192	1,994,464
*	Jaco Electronics, Inc.	60,959	54,254
*	JDA Software Group, Inc.	12,547	179,171
*	Jupitermedia Corp.	39,780	22,472
	Keithley Instruments, Inc.	221,769	942,518
* #	Kemet Corp.	2,792,773	1,647,736
*	Key Tronic Corp.	365,738	577,866
*	Keynote Systems, Inc.	440,972	4,321,526
*	Kopin Corp.	343,519	796,964
*	Kowabunga!, Inc.	869,756	121,766
*	Kratos Defense & Security Solutions, Inc.	1,327,414	1,964,573

33

*	Kulicke & Soffa Industries, Inc.	672,013	1,975,718
*	KVH Industries, Inc.	71,358	418,158
* #	L-1 Identity Solutions, Inc.	389,895	3,197,139
*	Lantronix, Inc.	124,204	62,102
*	LaserCard Corp.	89,475	460,796
*	Lattice Semiconductor Corp.	1,822,195	3,425,727
*	Leadis Technolgies, Inc.	11,963	8,015
* #	LeCroy Corp.	187,030	929,539
* #	LightPath Technologies, Inc.	30,600	24,786
*	Lionbridge Technologies, Inc.	1,064,190	1,851,691
*	Littlefuse, Inc.	11,256	210,037
*	Logic Devices, Inc.	90,700	78,002
*	LogicVision, Inc.	56,300	29,276
*	Logility, Inc.	15,670	83,051
*	LoJack Corp.	223,429	976,385
*	LookSmart, Ltd.	544,441	941,883
*	Loral Space & Communications, Inc.	129,042	1,483,983
*	LTX-Credence Corp.	641,275	397,591
* #	Luna Innovations, Inc.	43,397	114,134
*	Macrovision Solutions Corp.	89,666	993,499
*	Magma Design Automation, Inc.	484,604	1,264,816
*	Management Network Group, Inc.	126,598	107,608
*	Manhattan Associates, Inc.	2,068	34,763
#	Marchex, Inc. Class B	358,770	2,755,354
*	Mastech Holdings, Inc.	44,797	69,435
*	Mattson Technology, Inc.	748,605	1,961,345
*	Maxwell Technologies, Inc.	52,119	472,719
*	MDI, Inc.	38,660	13,531
* #	Mechanical Technology, Inc.	42,488	50,561
	MedQuist, Inc.	119,652	467,839
* #	Mentor Graphics Corp.	117,959	865,819
*	Mercury Computer Systems, Inc.	321,898	2,311,228
*	Merix Corp.	332,256	189,386
	Methode Electronics, Inc.	1,173,034	8,903,328
	Micrel, Inc.	52,584	386,492
*	MicroStrategy, Inc.	7,340	288,976
*	Microtune, Inc.	670,837	1,677,093
* #	Midway Games, Inc.	428,485	381,352
* #	Mindspeed Technologies, Inc.	277,651	402,594
*	MIPS Technologies, Inc.	162,213	452,574
*	MIVA, Inc.	436,585	170,268
*	MKS Instruments, Inc.	2,124,394	39,407,509
*	ModusLink Global Solutions, Inc.	544,911	3,029,705
*	MoSys, Inc.	242,165	920,227
*	MPS Group, Inc.	3,486,300	27,158,277
* #	MRV Communications, Inc.	272,657	201,739
*	MSC.Software Corp.	234,683	2,018,274
*	MTM Technologies, Inc.	386	467
*	Multi-Fineline Electronix, Inc.	124,491	1,454,055
*	Nanometrics, Inc.	246,719	303,464
*	Napco Security Systems, Inc.	49,049	100,060
*	NETGEAR, Inc.	185,206	2,046,526
* #	Network Equipment Technologies, Inc.	362,449	989,486
*	Newport Corp.	1,732,785	12,458,724
	NIC, Inc.	11,605	62,319

34

*	NMS Communications Corp.	40,414	4,890
* #	Novatel Wireless, Inc.	380,594	1,982,895
*	Nu Horizons Electronics Corp.	282,311	530,745
*	NumereX Corp. Class A	106,241	456,836
* #	NYFIX, Inc.	462,231	716,458
	O.I. Corp.	57,459	520,579
*	Oculus Innovative Sciences, Inc.	51,373	49,832
* #	Omniture, Inc.	116,025	1,334,288
*	OmniVision Technologies, Inc.	1,191,642	9,640,384
*	Omtool, Ltd.	52,214	65,268
* #	ON Semiconductor Corp.	339,503	1,734,860
* #	On2 Technologies, Inc.	453,100	122,337
*	Online Resources Corp.	173,278	606,473
*	Onvia, Inc.	41,155	139,927
	Openwave Systems, Inc.	557,164	417,873
*	Oplink Communications, Inc.	650,656	5,283,327
*	OPNET Technologies, Inc.	2,200	27,786
*	Opnext, Inc.	10,419	41,676
*	Optelecom-NKF, Inc.	8,825	45,140
*	OPTi, Inc.	164,800	280,160
*	Optical Cable Corp.	115,787	531,462
* #	Orbcomm, Inc.	658,304	1,974,912
*	OSI Systems, Inc.	227,334	2,614,341
*	Overland Storage, Inc.	182,669	49,321
* #	OYO Geospace Corp.	25,521	731,687
* #	Palm, Inc.	2,080,009	8,299,236
*	PAR Technology Corp.	106,572	527,531
	Park Electrochemical Corp.	5,865	126,801
* #	ParkerVision, Inc.	178,602	894,796
*	PC Connection, Inc.	897,789	5,422,646
	PC-Tel, Inc.	638,185	3,746,146
*	PDF Solutions, Inc.	336,011	1,008,033
	Pegasystems, Inc.	86,664	1,133,565
*	Perceptron, Inc.	140,988	597,789
* #	Perficient, Inc.	208,538	1,144,874
*	Performance Technologies, Inc.	159,581	496,297
*	Pericom Semiconductor Corp.	361,514	2,819,809
*	Perot Systems Corp.	68,322	983,154
*	Pervasive Software, Inc.	583,326	2,420,803
*	Phoenix Technologies, Ltd.	12,281	54,282
*	Photronics, Inc.	1,304,161	899,871
*	Physicians Formula Holdings, Inc.	15,747	55,587
*	Pinnacle Data Systems, Inc.	5,400	3,510
*	Pixelworks, Inc.	24,660	26,140
* #	Planar Systems, Inc.	259,633	519,266
* #	PlanetOut, Inc.	19,912	31,859
*	PLATO Learning, Inc.	277,077	476,572
*	Plexus Corp.	32,000	597,120
*	PLX Technology, Inc.	340,234	1,170,405
* #	Powerwave Technologies, Inc.	1,688,988	1,604,539
*	Presstek, Inc.	293,869	1,228,372
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	QAD, Inc.	142,548	726,995
	Qualstar Corp.	70,083	154,883
*	Quantum Corp.	762,084	221,004

35

*	QuickLogic Corp.	280,437	272,024
* #	Rackable Systems, Inc.	879,079	6,267,833
*	Radiant Systems, Inc.	115,601	609,217
*	RadiSys Corp.	362,958	2,312,042
*	RAE Systems, Inc.	700,543	987,766
* #	Rambus, Inc.	182,900	1,673,535
*	Ramtron International Corp.	20,157	47,167
*	RealNetworks, Inc.	1,280,880	5,482,166
*	Relm Wireless Corp.	138,333	92,683
#	Renaissance Learning, Inc.	345,475	4,712,279
	RF Industries, Ltd.	600	2,700
* #	RF Micro Devices, Inc.	3,893,544	7,748,153
*	RF Monolithics, Inc.	41,140	21,804
	Richardson Electronics, Ltd.	453,381	2,275,973
*	RightNow Technologies, Inc.	403,506	2,655,069
*	Rimage Corp.	27,806	409,860
*	Rogers Corp.	6,700	201,670
*	Rudolph Technologies, Inc.	502,812	1,684,420
*	S1 Corp.	1,299,824	8,149,896
*	Saba Software, Inc.	361,385	592,671
*	Safeguard Scientifics, Inc.	2,444,468	1,931,130
* #	SatCon Technology Corp.	94,200	147,894
* #	SAVVIS, Inc.	55,586	478,040
*	Scientific Learning Corp.	101,552	237,632
*	SCM Microsystems, Inc.	378,413	753,042
*	SeaChange International, Inc.	877,447	6,703,695
*	Secure Computing Corp.	2,132,854	12,071,954
*	Selectica, Inc.	712,856	762,756
*	Semitool, Inc.	182,023	1,075,756
*	Semtech Corp.	92,241	1,117,961
*	SI International, Inc.	350,417	10,092,010
* #	Sigma Designs, Inc.	4,500	49,905
*	Sigmatron International, Inc.	16,500	55,110
*	Silicon Image, Inc.	430,045	1,965,306
*	Silicon Storage Technology, Inc.	3,778,252	11,901,494
* #	SiRF Technology Holdings, Inc.	87,224	81,991
* #	Skyworks Solutions, Inc.	5,636,470	40,188,031
*	SM&A	215,126	1,183,193
* #	Smith Micro Software, Inc.	212,035	1,325,219
*	Soapstone Networks, Inc.	132,594	381,871
* #	Sonic Solutions, Inc.	335,336	684,085
*	SonicWALL, Inc.	1,712,108	7,670,244
* #	Sonus Networks, Inc.	689,370	1,523,508
*	SourceForge, Inc.	873,569	925,983
*	Spansion, Inc.	14,888	9,231
*	Spectrum Control, Inc.	223,052	1,389,614
*	SRS Labs, Inc.	89,689	458,311
	StarTek, Inc.	105,482	349,145
*	SumTotal Systems, Inc.	63,279	203,126
*	Sunair Electronics, Inc.	14,271	29,256
*	Sunrise Telecom, Inc.	132,300	48,951
*	SupportSoft, Inc.	1,020,272	2,550,680
*	Switch and Data Facilities Co.	182,841	1,722,362
*	Sycamore Networks, Inc.	6,557,032	21,900,487
*	Symmetricom, Inc.	355,106	1,580,222

36

*	Synchronoss Technologies, Inc.	65,309	507,451
* #	SYNNEX Corp.	1,057,645	16,319,462
*	Tech Data Corp.	823,746	17,669,352
*	Technical Communications Corp.	6,200	28,210
	Technitrol, Inc.	171,492	989,509
*	Technology Solutions Co.	35,343	90,655
*	TechTeam Global, Inc.	198,159	1,159,230
* #	Telkonet, Inc.	308,357	70,922
*	Tellabs, Inc.	411,144	1,743,251
*	Telular Corp.	286,285	429,428
*	Teradyne, Inc.	205,935	1,050,269
* #	Terremark Worldwide, Inc.	277,087	1,249,662
*	Tessco Technologies, Inc.	33,192	364,116
* #	Tessera Technologies, Inc.	124,645	2,153,866
* #	The Knot, Inc.	257,627	1,777,626
	TheStreet.com, Inc.	65,215	256,947
*	THQ, Inc.	120,434	897,233
*	Tier Technologies, Inc. Class B	580,312	3,470,266
*	TII Network Technologies, Inc.	92,005	61,643
*	Tollgrade Communications, Inc.	219,564	966,082
* #	Track Data Corp.	65,391	106,260
*	Transact Technologies, Inc.	1,859	13,013
*	Transcat, Inc.	58,700	469,013
*	Trans-Lux Corp.	4,683	6,650
* #	Transwitch Corp.	19,672	8,262
* #	Travelzoo, Inc.	193,259	854,205
*	Trident Microsystems, Inc.	219,440	397,186
	Trio-Tech International	35,820	80,595
*	Triquint Semiconductor, Inc.	3,700,385	16,577,725
	TSR, Inc.	2,290	4,580
*	TTM Technologies, Inc.	188,190	1,347,440
*	Ulticom, Inc.	208,419	1,193,199
*	Ultra Clean Holdings, Inc.	250,047	755,142
*	Ultratech, Inc.	63,910	963,763
* #	Unisys Corp.	567,717	862,930
	United Online, Inc.	22,938	169,741
* #	Universal Display Corp.	8,629	93,366
* #	UTStarcom, Inc.	837,260	1,992,679
*	ValueClick, Inc.	157,979	1,169,045
*	Veeco Instruments, Inc.	349,413	2,704,457
*	Vicon Industries, Inc.	102,175	480,223
*	Vignette Corp.	455,612	3,699,569
*	Virage Logic Corp.	307,718	1,390,885
*	Vishay Intertechnology, Inc.	44,590	192,183
	Wayside Technology Group, Inc.	19,735	113,674
*	Web.com Group, Inc.	128,646	631,652
*	Westell Technologies, Inc.	43,626	13,825
*	White Electronics Designs Corp.	840,948	3,355,383
*	Wind River Systems, Inc.	26,100	228,114
*	Winland Electronics, Inc.	15,294	8,412
*	Wireless Ronin Technologies, Inc.	151,690	236,636
*	Wireless Telecom Group, Inc.	255,573	150,788
*	WPCS International, Inc.	23,311	69,933
* #	X-Rite, Inc.	400,026	1,288,084
*	ZILOG, Inc.	7,584	21,539

37

* #	Zix Corp.	441,476	790,242
*	Zones, Inc.	163,038	1,322,238
*	Zoran Corp.	691,758	5,630,910
*	Zygo Corp.	534,211	4,588,872
Total Information Technology			939,037,774

Materials — (4.2%)
	A. Schulman, Inc.	1,000,791	17,924,167
#	A.M. Castle & Co.	419,198	5,101,640
*	AEP Industries, Inc.	50,572	989,694
*	American Pacific Corp.	134,331	1,551,523
#	American Vanguard Corp.	185,865	2,719,205
* #	Amerigon, Inc.	179,866	863,357
* #	Arrowhead Research Corp.	110,730	135,091
*	Brush Engineered Materials, Inc.	141,433	1,735,383
*	Buckeye Technologies, Inc.	837,896	4,935,207
*	Bway Holding Co.	35,383	264,665
#	Cabot Corp.	4,814	127,330
	Calgon Carbon Corp.	7,252	96,597
*	Caraustar Industries, Inc.	682,115	246,244
	Chesapeake Corp.	110,440	5,080
* #	Coeur d’Alene Mines Corp.	1,619,497	1,166,038
*	Continental Materials Corp.	10,304	186,760
*	Core Molding Technologies, Inc.	99,118	322,134
*	Detrex Corp.	12,700	66,675
#	Eagle Materials, Inc.	82,080	1,453,637
	Empire Resources, Inc.	128,023	294,453
	Ferro Corp.	549,704	8,509,418
* #	Flotek Industries, Inc.	229,527	1,136,159
	Friedman Industries, Inc.	105,727	544,494
#	General Maritime Corp.	189,057	2,864,214
* #	General Moly, Inc.	517,370	1,029,566
#	Georgia Gulf Corp.	383,594	882,266
#	Gibraltar Industries, Inc.	708,975	9,393,919
* #	Graphic Packaging Holding Co.	6,215,796	11,499,223
*	H&E Equipment Services, Inc.	153,171	873,075
*	Haynes International, Inc.	55,858	1,413,766
* #	Headwaters, Inc.	1,331,110	14,109,766
*	Hecla Mining Co.	222,000	552,780
* #	ICO, Inc.	157,628	704,597
*	Impreso, Inc.	6,400	17,920
	Innophos Holdings, Inc.	25,167	673,217
*	ION Geophysical Corp.	5,500	36,080
#	Kaiser Aluminum Corp.	201,870	6,774,757
	KMG Chemicals, Inc.	95,859	388,229
	Koppers Holdings, Inc.	107,490	2,557,187
	Kronos Worldwide, Inc.	43,739	555,485
*	Landec Corp.	3,306	30,911
*	LSB Industries, Inc.	211,268	1,736,623
*	Material Sciences Corp.	216,679	1,068,227
* #	Maxxam, Inc.	53,466	721,791
* #	Metalico, Inc.	197,035	630,512
#	Minerals Technologies, Inc.	273,799	15,540,831
* #	Mines Management, Inc.	274,903	197,930
*	Mod-Pac Corp.	23,262	68,623

38

	Myers Industries, Inc.	358,112	3,785,244
*	Nanophase Technologies Corp.	231,622	324,271
	Neenah Paper, Inc.	83,171	751,034
#	NL Industries, Inc.	304,607	4,197,484
	NN, Inc.	504,296	3,635,974
*	Northern Technologies International Corp.	5,316	55,021
* #	Northwest Pipe Co.	222,842	6,402,251
*	OMNOVA Solutions, Inc.	534,856	657,873
	P.H. Glatfelter Co.	1,344,000	13,856,640
	Penford Corp.	104,811	1,348,918
*	PolyOne Corp.	3,910,837	18,576,476
	Quaker Chemical Corp.	585	11,191
*	Rock of Ages Corp.	57,681	173,043
	Rock-Tenn Co. Class A	519,102	15,785,892
*	Rosetta Resources, Inc.	186,297	1,965,433
*	RTI International Metals, Inc.	12,800	202,112
	Schweitzer-Maudoit International, Inc.	323,744	5,413,000
	Sensient Technologies Corp.	721,277	18,197,819
*	Solitario Exploration & Royalty Corp.	298	590
	Spartech Corp.	565,935	3,599,347
	Stepan Co.	36,539	1,309,192
* #	Stillwater Mining Co.	361,777	1,432,637
*	Symyx Technologies, Inc.	82,200	362,502
	Synalloy Corp.	1,286	9,645
#	Temple-Inland, Inc.	83,500	495,155
	Terra Industries, Inc.	69	1,517
#	Texas Industries, Inc.	7,200	227,736
*	U.S. Concrete, Inc.	607,079	1,912,299
* #	U.S. Energy Corp.	25,300	58,696
* #	U.S. Gold Corp.	279,759	195,831
*	Universal Stainless & Alloy Products, Inc.	21,444	395,213
	Valspar Corp.	65,193	1,333,197
	Vulcan International Corp.	11,100	610,500
*	W.R. Grace & Co.	102,476	923,309
	Wausau Paper Corp.	1,195,524	11,070,552
*	Webco Industries, Inc.	9,290	682,769
#	Westlake Chemical Corp.	1,245,569	22,706,723
*	Williams Industries, Inc.	3,400	5,338
	Worthington Industries, Inc.	83,400	1,006,638
* #	Zoltek Companies, Inc.	32,000	377,280
Total Materials			268,752,788

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	694,376
* ●	Noel Group, Inc.	95,400	1,240
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	18
Total Other			701,790

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	552,802	1,603,126
* #	Cbeyond, Inc.	63,817	767,080
* #	Centennial Communications Corp.	483,981	1,722,972

39

* #	Cincinnati Bell, Inc.	879,028	2,100,877
* #	Cogent Communications Group, Inc.	92,428	441,806
	Consolidated Communications Holdings, Inc.	138,502	1,426,571
	D&E Communications, Inc.	276,971	1,938,797
#	FairPoint Communications, Inc.	328,130	1,305,957
* #	FiberTower Corp.	738,082	538,800
*	General Communications, Inc. Class A	173,652	1,333,647
*	GoAmerica, Inc.	559	2,868
	Hickory Tech Corp.	22,096	138,100
* #	ICO Global Communications (Holdings), Ltd.	688,892	1,129,783
*	Nexstar Broadcasting Group, Inc.	100,175	119,208
*	Occam Networks, Inc.	39,098	109,865
*	PAETEC Holding Corp.	566,066	509,459
*	Point.360	123,641	161,970
*	Spark Networks, Inc.	13,627	41,154
	SureWest Communications	310,791	5,491,677
* #	Terrestar Corp.	85,137	68,961
* #	USA Mobility, Inc.	31,400	303,010
*	Xeta Corp.	64,791	110,145
Total Telecommunication Services			21,365,833

Utilities — (0.6%)
	Black Hills Corp.	6,659	168,140
*	Cadiz, Inc.	15,709	218,512
#	Connecticut Water Services, Inc.	181,374	4,806,411
	Delta Natural Gas Co., Inc.	23,758	583,734
#	Empire District Electric Co.	12	231
	Energy West, Inc.	2,306	19,140
*	Maine & Maritimes Corp.	42,871	1,414,743
	New Jersey Resources Corp.	196,596	7,321,235
#	PNM Resources, Inc.	139,971	1,364,717
	SJW Corp.	2,803	77,923
#	South Jersey Industries, Inc.	570,304	19,430,257
	Unitil Corp.	80,771	1,938,504
Total Utilities			37,343,547

TOTAL COMMON STOCKS			5,377,368,792

RIGHTS/WARRANTS — (0.0%)
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
* ●	Federal-Mogul Corp. Warrants 12/27/14	62,197	13,061
*	Lantronix, Inc. Warrants 2008	599	300
TOTAL RIGHTS/WARRANTS			13,361

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $102,925,000 FNMA 5.00%, 08/25/18, valued at $106,194,565) to be repurchased at $104,630,195	$104,622	104,622,000

40

		Shares
SECURITIES LENDING COLLATERAL — (15.0%)
§ @	DFA Short Term Investment Fund LP	883,621,350	883,621,350
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $96,893,468 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 10/01/38 & U.S. Treasury STRIP 1.710%(y), 11/15/09 & 4.810%(y), 08/15/18, valued at $71,913,412) to be repurchased at $70,034,901	$70,034	70,033,515

TOTAL SECURITIES LENDING COLLATERAL			963,654,865

TOTAL INVESTMENTS - (100.0%) (Cost $7,857,832,882)			$6,445,659,018

See accompanying Notes to Financial Statements.

41

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (79.7%)
Consumer Discretionary — (13.8%)
*	1-800-FLOWERS.COM, Inc.	45,694	$244,463
*	4Kids Entertainment, Inc.	249,889	1,321,913
* #	99 Cents Only Stores	145,265	1,772,233
*	A.C. Moore Arts & Crafts, Inc.	234,857	652,902
	Aaron Rents, Inc.	120,700	2,992,153
	Aaron Rents, Inc. Class A	15,475	317,237
* #	AbitibiBowater, Inc.	80,238	156,464
*	Acme Communications, Inc.	282,503	141,251
	Acme United Corp.	7,700	79,310
* #	Aeropostale, Inc.	114,875	2,781,124
	Aldila, Inc.	71,403	307,033
*	Alloy, Inc.	4,723	23,709
	Ambassadors Group, Inc.	35,359	369,148
	AMCON Distributing Co.	2,269	41,750
* #	AMDL, Inc.	4,474	4,385
#	American Axle & Manufacturing Holdings, Inc.	1,125,583	4,040,843
*	American Biltrite, Inc.	3,955	16,413
	American Greetings Corp. Class A	50,900	594,512
* #	America’s Car-Mart, Inc.	30,685	501,086
	Ameristar Casinos, Inc.	45,500	419,055
*	AnnTaylor Stores Corp.	37,000	465,090
#	Arbitron, Inc.	82,399	2,684,559
#	Arctic Cat, Inc.	99,171	751,716
	Ark Restaurants Corp.	12,675	158,311
#	ArvinMeritor, Inc.	194,200	1,149,664
	Asbury Automotive Group, Inc.	662,502	2,153,131
*	Ashworth, Inc.	39,618	72,501
*	ATC Technology Corp.	59,678	1,308,739
*	Audiovox Corp. Class A	302,693	1,782,862
*	Avatar Holdings, Inc.	55,193	1,873,802
*	Bakers Footwear Group, Inc.	24,144	29,697
*	Ballantyne of Omaha, Inc.	2	4
*	Bally Technologies, Inc.	62,076	1,374,983
#	Barnes & Noble, Inc.	113,110	2,135,517
*	Barry (R.G.) Corp.	17,238	88,948
	Bassett Furniture Industries, Inc.	189,722	836,674
	Beasley Broadcast Group, Inc.	81,005	120,697
	Beazer Homes USA, Inc.	16,519	52,365
	Belo Corp.	38,160	126,310
	Belo Corp. Class A	173,800	370,194
*	Benihana, Inc.	1,375	3,877
*	Big Lots, Inc.	74	1,808
*	Birks & Mayors, Inc.	1,765	1,324
*	BJ’s Restaurants, Inc.	24,222	215,334

1

#	Blockbuster, Inc. Class A	1,588,572	2,414,629
*	Blockbuster, Inc. Class B	144,416	125,642
* #	Blue Nile, Inc.	29,400	899,052
*	Bluegreen Corp.	83,365	404,320
	Bob Evans Farms, Inc.	96,838	2,021,977
#	Bon-Ton Stores, Inc.	167,795	375,861
	Borders Group, Inc.	31,476	106,704
	Bowl America, Inc. Class A	6,128	65,263
	Brinker International, Inc.	95,306	886,346
*	Broadview Institute, Inc.	200	245
#	Brookfield Homes Corp.	42,900	392,964
	Brown Shoe Company, Inc.	247,900	2,612,866
#	Brunswick Corp.	149,600	519,112
#	Buckle, Inc.	124,650	3,283,281
* #	Buffalo Wild Wings, Inc.	35,184	995,004
* #	Cabela’s, Inc.	174,904	1,390,487
*	Cache, Inc.	7,600	27,284
* #	California Coastal Communities, Inc.	138,138	175,435
*	California Pizza Kitchen, Inc.	53,568	523,359
	Callaway Golf Co.	199,200	2,083,632
	Canterbury Park Holding Corp.	10,475	72,277
* #	Capella Education Co.	15,567	737,876
* #	Career Education Corp.	133,733	2,114,319
	Carmike Cinemas, Inc.	243,916	524,419
*	Carriage Services, Inc.	207,167	493,057
*	Casual Male Retail Group, Inc.	29,100	55,290
*	Catalina Lighting, Inc.	1,760	1,778
	Cato Corp. Class A	72,850	1,130,632
*	Cavalier Homes, Inc.	272,605	433,442
*	Cavco Industries, Inc.	18,266	621,592
* #	CEC Entertainment, Inc.	92,577	2,377,377
	Centex Corp.	38,500	471,625
* ●	Championship Auto Racing Teams, Inc.	1,697	—
* #	Charles and Colvard, Ltd.	54,978	16,493
*	Charlotte Russe Holding, Inc.	26,700	225,615
* #	Charming Shoppes, Inc.	293,386	322,725
* #	Charter Communications, Inc.	542,325	238,623
* #	Cheesecake Factory, Inc.	27,000	237,600
#	Cherokee, Inc.	5,200	107,380
*	Chico’s FAS, Inc.	14,800	50,320
#	Choice Hotels International, Inc.	106,600	2,914,444
#	Christopher & Banks Corp.	18,813	98,204
*	Chromcraft Revington, Inc.	22,839	10,278
	Churchill Downs, Inc.	39,193	1,488,550
	Cinemark Holdings, Inc.	98,747	818,613
#	Citadel Broadcasting Co.	294,681	88,404
	CKE Restaurants, Inc.	105,300	893,997
	Coachmen Industries, Inc.	296,545	320,269
	Coast Distribution System, Inc.	49,630	109,186
*	Coinstar, Inc.	75,816	1,818,826
*	Coldwater Creek, Inc.	88,716	318,490
	Collectors Universe, Inc.	118,099	438,148
#	Columbia Sportswear Co.	66,931	2,467,746
* #	Comstock Homebuilding Companies, Inc.	4,766	1,430
*	Concord Camera Corp.	113,476	224,683

2

* #	Conn’s, Inc.	66,784	904,923
#	Cooper Tire & Rubber Co.	1,248,791	9,528,275
* #	Corinthian Colleges, Inc.	244,698	3,494,287
* #	Cosi, Inc.	4,600	5,336
* #	Cost Plus, Inc.	193,245	328,516
	Courier Corp.	3,639	63,364
*	Cox Radio, Inc.	97,400	530,830
	Craftmade International, Inc.	15,198	29,028
* #	Crown Media Holdings, Inc.	53,132	165,241
	CSS Industries, Inc.	28,400	630,480
*	Culp, Inc.	34,401	98,731
*	Cumulus Media, Inc. Class A	965,108	1,013,363
*	Cybex International, Inc.	400	792
*	Daily Journal Corp.	200	7,740
* #	Deckers Outdoor Corp.	35,900	3,046,474
	Decorator Industries, Inc.	19,872	25,337
*	DEI Holdings, Inc.	3,799	874
*	dELiA*s, Inc.	1	2
*	Delta Apparel, Inc.	14,180	86,498
*	DG FastChannel, Inc.	44,850	794,293
*	Diedrich Coffee, Inc.	20,802	21,842
#	Dillards, Inc. Class A	127,478	679,458
#	DineEquity, Inc.	157,760	2,844,413
*	Dixie Group, Inc.	114,811	470,725
*	Domino’s Pizza, Inc.	43,600	259,420
*	Dorman Products, Inc.	43,000	483,750
	Dover Downs Gaming & Entertainment, Inc.	43,715	223,821
	Dover Motorsports, Inc.	58,912	126,072
* #	Drew Industries, Inc.	44,400	537,240
* #	DSW, Inc.	25,900	334,887
*	Duckwall-ALCO Stores, Inc.	4,953	63,844
	E.W. Scripps Co.	21,925	101,951
* #	Eddie Bauer Holdings, Inc.	10,000	34,300
	Educational Development Corp.	8,057	33,678
*	Einstein Noah Restaurant Group, Inc.	2,372	19,023
*	ELXSI Corp.	1,800	3,375
*	Emerson Radio Corp.	210,200	121,916
	Emmis Communications Corp. Class A	89,399	58,109
* #	Empire Resorts, Inc.	40,593	99,453
	Entercom Communications Corp.	93,000	64,170
*	Entravision Communications Corp.	181,517	343,067
* #	Escala Group, Inc.	80,070	188,164
	Escalade, Inc.	41,465	56,392
#	Ethan Allen Interiors, Inc.	91,334	1,633,965
*	Famous Dave’s of America, Inc.	14,125	59,184
	Federal Screw Works	1,562	5,857
	Finish Line, Inc. Class A	613,086	5,867,233
	Fisher Communications, Inc.	14,040	518,076
*	Flanigan’s Enterprises, Inc.	5,680	25,560
	Flexsteel Industries, Inc.	14,686	119,397
	Foot Locker, Inc.	59	863
	Footstar, Inc.	22,800	67,260
*	Fountain Powerboat Industries, Inc.	8,975	4,218
*	Franklin Covey Co.	121,017	617,187
*	Franklin Electronic Publishers, Inc.	73,984	94,330

3

*	Frederick’s of Hollywood Group	1	—
#	Fred’s, Inc.	90,750	1,111,687
	Frisch’s Restaurants, Inc.	8,700	148,770
* #	Fuel Systems Solutions, Inc.	43,201	1,229,068
#	Furniture Brands International, Inc.	1,071,088	6,094,491
*	Gaiam, Inc.	4,800	39,360
*	GameTech International, Inc.	12,400	29,264
*	Gaming Partners International Corp.	900	6,111
* #	Gander Mountain Co.	328,023	665,887
* #	Gaylord Entertainment Co.	5,584	119,553
*	Genesco, Inc.	66,700	1,654,827
* #	Gentek, Inc.	14,800	266,400
	Gentex Corp.	33,770	323,854
*	G-III Apparel Group, Ltd.	48,139	664,800
*	Gottschalks, Inc.	42,902	30,031
#	Gray Television, Inc.	93,363	46,681
	Gray Television, Inc. Class A	27,139	40,708
*	Great Wolf Resorts, Inc.	266,148	503,020
#	Group 1 Automotive, Inc.	440,812	4,430,161
* #	GSI Commerce, Inc.	109,431	1,132,611
* #	Gymboree Corp.	83,700	2,164,482
*	Hampshire Group, Ltd.	8,000	38,800
#	Handleman Co.	56,645	73,072
*	Harris Interactive, Inc.	1,025,110	1,189,128
*	Hartmarx Corp.	571,474	337,170
*	Hastings Entertainment, Inc.	45,834	207,628
	Haverty Furniture Co., Inc.	43,700	430,008
	Haverty Furniture Co., Inc. Class A	1,600	15,968
*	Hawk Corp.	21,800	315,010
*	Hayes Lemmerz International, Inc.	1,102,106	1,465,801
#	Hearst-Argyle Television, Inc.	49,760	745,405
*	Heelys, Inc.	6,600	23,166
*	Helen of Troy, Ltd.	48,460	871,795
* #	Hibbett Sporting Goods, Inc.	84,355	1,502,363
	Hooker Furniture Corp.	24,488	223,086
*	Hot Topic, Inc.	70,700	458,136
*	Hovnanian Enterprises, Inc. Class A	4,160	17,846
* #	Iconix Brand Group, Inc.	88,397	962,643
*	ILX Resorts, Inc.	55,379	68,670
*	Image Entertainment, Inc.	69,502	53,517
*	Infosonics Corp.	41,850	17,577
*	Insignia Systems, Inc.	16,051	27,608
	Interface, Inc. Class A	99,506	701,517
#	International Speedway Corp. Class A	18,101	568,190
*	Interstate Hotels & Resorts, Inc.	432,085	423,443
* #	iRobot Corp.	60,239	621,666
	J. Alexander’s Corp.	16,782	81,393
*	Jack in the Box, Inc.	113,631	2,283,983
*	Jaclyn, Inc.	2,235	10,113
*	JAKKS Pacific, Inc.	69,875	1,563,104
*	Jarden Corp.	117,464	2,090,859
*	Jo-Ann Stores, Inc.	90,254	1,729,267
	Johnson Outdoors, Inc.	13,358	111,673
	Jones Apparel Group, Inc.	144,360	1,603,840
* #	Jos. A. Bank Clothiers, Inc.	50,250	1,279,867

4

	Journal Communications, Inc. Class A	219,123	547,807
#	KB HOME	120,400	2,009,476
	Kenneth Cole Productions, Inc. Class A	8,350	110,888
	Kimball International, Inc. Class B	430,073	3,204,044
*	Knology, Inc.	9,100	44,044
	Koss Corp.	10,553	126,108
	KSW, Inc.	19,682	93,293
	K-Swiss, Inc. Class A	38,700	585,531
	LaCrosse Footwear, Inc.	11,922	170,485
*	Lakeland Industries, Inc.	13,418	133,241
*	Lakes Entertainment, Inc.	27,650	118,895
#	Landry’s Restaurants, Inc.	58,000	727,900
*	Lazare Kaplan International, Inc.	9,600	69,120
#	La-Z-Boy, Inc.	1,020,700	5,899,646
*	LeapFrog Enterprises, Inc.	70,836	478,143
*	Lear Corp.	84,700	170,247
#	Lee Enterprises, Inc.	557,531	1,393,827
#	Lennar Corp. Class A	111,100	859,914
	Lennar Corp. Class B	4,229	24,951
	Liberty Homes, Inc. Class A	200	305
*	Liberty Media Holding Corp. Capital Class A	171,778	1,169,808
*	Liberty Media Holding Corp. Capital Class B	1,993	14,868
#	Lifetime Brands, Inc.	176,050	862,645
*	LIN TV Corp.	553,216	945,999
*	Lincoln Educational Services	46,865	677,668
#	Lithia Motors, Inc. Class A	269,192	1,103,687
*	Live Nation, Inc.	180,626	2,032,042
	Liz Claiborne, Inc.	118,203	963,354
* #	LKQ Corp.	147	1,682
*	Lodgian, Inc.	423,834	2,161,553
*	LOUD Technologies, Inc.	2,380	2,380
*	Luby’s, Inc.	272,804	1,320,371
*	Lumber Liquidators, Inc.	14,361	119,627
	M/I Homes, Inc.	31,200	424,632
*	Mace Security International, Inc.	38,900	33,843
*	Magna Entertainment Corp.	460	869
*	Maidenform Brands, Inc.	33,700	370,026
	Marine Products Corp.	101,173	626,261
* #	MarineMax, Inc.	378,609	878,373
*	Martha Stewart Living Omnimedia, Inc.	16,460	86,086
#	Matthews International Corp. Class A	90,967	4,059,857
*	McCormick & Schmick’s Seafood Restaurants, Inc.	25,905	126,675
	McRae Industries, Inc. Class A	2,500	38,750
	MDC Holdings, Inc.	68,433	2,301,402
*	Meade Instruments Corp.	366,466	62,299
#	Media General, Inc. Class A	555,071	4,235,192
*	Mediacom Communications Corp.	56,541	251,042
	Meredith Corp.	19,600	379,652
*	Meritage Homes Corp.	50,500	693,365
*	Midas, Inc.	12,100	157,663
	Modine Manufacturing Co.	740,935	5,482,919
	Monaco Coach Corp.	564,804	1,242,569
*	Monarch Casino & Resort, Inc.	12,100	107,811
	Monro Muffler Brake, Inc.	58,634	1,262,390
*	Morgan’s Foods, Inc.	800	1,700

5

*	Morton’s Restaurant Group, Inc.	73,927	255,787
*	Mothers Work, Inc.	12,600	110,628
	Movado Group, Inc.	53,700	816,777
*	Multimedia Games, Inc.	382,103	1,153,951
*	Nathan’s Famous, Inc.	18,305	287,755
*	National Lampoon, Inc.	14,900	11,920
	National Presto Industries, Inc.	12,419	822,759
#	Nautilus Group, Inc.	257,665	628,703
*	Navarre Corp.	59,110	54,381
* #	Netflix, Inc.	195,382	4,837,658
*	New Motion, Inc.	132,564	235,964
*	New York & Co., Inc.	103,700	292,434
*	Nobel Learning Communities, Inc.	16,425	222,066
	Nobility Homes, Inc.	11,983	140,081
#	Nutri/System, Inc.	10,400	147,160
	OfficeMax, Inc.	61,500	495,075
#	Orleans Homebuilders, Inc.	167,706	514,857
	O’Charleys, Inc.	440,132	3,300,990
*	Outdoor Channel Holdings, Inc.	44,000	352,000
*	Overstock.com, Inc.	44,800	555,968
	Oxford Industries, Inc.	245,668	3,309,148
*	P & F Industries, Inc. Class A	9,766	13,477
* #	P.F. Chang’s China Bistro, Inc.	65,836	1,347,005
* #	Palm Harbor Homes, Inc.	316,073	2,718,228
* #	Panera Bread Co.	56,325	2,541,384
*	Papa John’s International, Inc.	86,762	1,957,351
*	PC Mall, Inc.	40,500	181,440
#	Penske Automotive Group, Inc.	163,631	1,340,138
*	Perfumania Holdings, Inc.	2,175	9,613
*	Perry Ellis International, Inc.	87,377	855,421
*	PetMed Express, Inc.	65,365	1,154,346
#	Phillips-Van Heusen Corp.	58,200	1,426,482
*	Phoenix Footwear Group, Inc.	125,161	50,690
	Pier 1 Imports, Inc.	878,520	1,212,358
* #	Pinnacle Entertainment, Inc.	120,400	674,240
#	Polaris Industries, Inc.	75,800	2,552,186
*	Pomeroy IT Solutions, Inc.	239,503	622,708
#	Pool Corp.	71,711	1,248,489
#	Pre-Paid Legal Services, Inc.	39,650	1,565,382
	PRIMEDIA, Inc.	28	35
* #	Princeton Review, Inc.	101,356	564,553
*	Progressive Gaming International Corp.	7,129	2,353
*	Proliance International, Inc.	222,417	133,450
*	QEP Co., Inc.	10,314	36,821
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	94,347
*	Radio One, Inc. Class D	1,226,141	97,969
#	RadioShack Corp.	16,394	207,548
*	RC2 Corp.	344,107	4,370,159
	RCN Corp.	272,915	1,760,302
*	Reading International, Inc. Class A	19,849	109,566
*	Reading International, Inc. Class B	2,710	16,721
*	Red Lion Hotels Corp.	58,900	163,153
*	Regent Communications, Inc.	757,833	219,772
	Regis Corp.	100	1,237
*	Rent-A-Center, Inc.	120,845	1,764,337

6

*	Rentrak Corp.	31,013	351,998
*	Retail Ventures, Inc.	5,400	11,124
*	Rex Stores Corp.	22,800	202,464
*	Riviera Holdings Corp.	10,000	42,900
*	Rockford Corp.	25,270	24,765
* #	Rocky Brands, Inc.	104,964	435,601
*	Rubio’s Restaurants, Inc.	16,095	70,496
	Ruby Tuesday, Inc.	336,297	810,476
	Russ Berrie & Co., Inc.	212,324	573,275
#	Ryland Group, Inc.	94,636	1,778,210
*	S&K Famous Brands, Inc.	2,100	2,625
*	Saga Communications, Inc. Class A	59,825	320,064
	Salem Communications Corp.	141,441	148,513
* #	Sally Beauty Holdings, Inc.	253,828	1,289,446
	Sauer-Danfoss, Inc.	98,300	1,007,575
*	Schieb (Earl), Inc.	2,200	3,025
	Scholastic Corp.	114,133	2,119,450
	Shiloh Industries, Inc.	239,912	1,201,959
*	Shoe Carnival, Inc.	31,379	439,620
*	Shuffle Master, Inc.	37,382	144,295
*	Silverleaf Resorts, Inc.	13,823	13,132
	Sinclair Broadcast Group, Inc. Class A	661,747	2,137,443
* #	Six Flags, Inc.	142,451	44,160
*	Skechers U.S.A., Inc. Class A	43,600	592,088
	Skyline Corp.	55,229	1,194,051
*	Smith & Wesson Holding Corp.	74,600	171,580
	Sonic Automotive, Inc.	87,400	448,362
* #	Source Interlink Companies, Inc.	81,111	30,011
*	Spanish Broadcasting System, Inc.	469,252	107,928
#	Spartan Motors, Inc.	3,376	15,496
	Speedway Motorsports, Inc.	82,930	1,322,733
*	Sport Chalet, Inc. Class A	28,974	45,489
*	Sport Chalet, Inc. Class B	4,108	7,805
	Sport Supply Group, Inc.	29,400	236,082
*	Sport-Haley, Inc.	2,900	2,160
	Stage Stores, Inc.	891,446	6,873,049
*	Stamps.com, Inc.	52,923	516,528
	Standard Motor Products, Inc.	373,949	1,574,325
	Standard Pacific Corp.	137,600	392,160
	Stanley Furniture, Inc.	10,388	102,218
	Star Buffet, Inc.	2,700	11,313
*	Steinway Musical Instruments, Inc.	19,700	438,522
*	Steven Madden, Ltd.	52,200	1,136,916
#	Stewart Enterprises, Inc.	247,399	1,279,053
*	Stoneridge, Inc.	12,659	72,030
	Strattec Security Corp.	11,272	241,897
	Sturm Ruger & Co., Inc.	60,400	431,860
#	Superior Industries International, Inc.	431,867	6,175,698
	Superior Uniform Group, Inc.	7,900	78,921
*	Syms Corp.	31,527	331,033
#	Systemax, Inc.	103,968	1,472,187
#	Talbots, Inc.	111,971	1,098,436
	Tandy Brand Accessories, Inc.	14,300	34,463
*	Tarrant Apparel Group	43,535	21,767
*	Tenneco Automotive, Inc.	52,400	257,284

7

* #	Texas Roadhouse, Inc.	121,648	853,969
*	The Children’s Place Retail Stores, Inc.	56,163	1,877,529
*	The Dress Barn, Inc.	143,004	1,367,118
*	The Hallwood Group, Inc.	856	28,676
	The Marcus Corp.	58,300	817,949
	The Men’s Wearhouse, Inc.	80,800	1,235,432
#	The New York Times Co. Class A	88,200	882,000
	The Pep Boys - Manny, Moe & Jack	784,377	3,780,697
*	The Sports Club Co., Inc.	19,000	19,190
* #	The Steak n Shake Co.	450,830	2,321,774
* #	The Walking Co Holdings, Inc.	3,500	12,530
*	The Wet Seal, Inc. Class A	114,989	338,068
* #	thinkorswim Group, Inc.	113,701	909,608
#	Thor Industries, Inc.	84,678	1,515,736
*	Timberland Co. Class A	164,100	1,985,610
*	TiVo, Inc.	244,259	1,678,059
* #	Tractor Supply Co.	69,356	2,882,435
*	Trans World Entertainment Corp.	483,836	1,161,206
* #	True Religion Apparel, Inc.	63,307	1,060,392
* #	Trump Entertainment Resorts, Inc.	73,649	49,345
*	TRW Automotive Holdings Corp.	51,200	323,584
*	Tuesday Morning Corp.	107,105	239,915
	Tupperware Corp.	132,100	3,342,130
* #	Under Armour, Inc. Class A	41,700	1,084,200
* #	Unifi, Inc.	546,515	2,623,272
	Unifirst Corp.	37,926	1,237,525
*	Universal Electronics, Inc.	40,253	850,546
*	Universal Technical Institute, Inc.	320	5,280
* #	Vail Resorts, Inc.	21,300	708,438
	Value Line, Inc.	23,611	910,204
*	ValueVision Media, Inc. Class A	297,918	205,563
	Virco Manufacturing Corp.	31,531	86,395
	Visteon Corp.	1,456,060	1,004,681
*	Voyager Learning Co.	72,800	109,200
*	Warnaco Group, Inc.	133,817	3,989,085
#	Warner Music Group Corp.	299,043	1,238,038
*	Waxman Industries, Inc.	600	2,520
*	Wells-Gardner Electronics Corp.	31,549	20,507
*	West Marine, Inc.	352,865	2,233,635
	Weyco Group, Inc.	20,150	560,170
*	Williams Controls, Inc.	10,571	126,852
*	Winmark Corp.	17,587	264,333
#	Winnebago Industries, Inc.	38,830	230,650
* #	WisdomTree Investments, Inc.	4,500	6,525
* #	WMS Industries, Inc.	143,494	3,587,350
	Wolverine World Wide, Inc.	146,900	3,452,150
*	Woodbridge Holdings Corp.	19,516	15,027
#	World Wrestling Entertainment, Inc.	63,500	904,240
*	WPT Enterprises, Inc.	13,243	5,033
* #	Xanadoo Co.	170	51,000
	Xerium Technologies, Inc.	70,095	272,670
* #	Zale Corp.	7,500	127,950
Total Consumer Discretionary			350,842,224

8

Consumer Staples — (3.5%)
#	Alico, Inc.	20,330	800,799
*	Alliance One International, Inc.	561,478	1,875,337
#	American Italian Pasta Co.	50,159	639,527
#	Andersons, Inc.	50,510	1,345,081
	Arden Group, Inc. Class A	1,204	180,600
* #	Boston Beer Co., Inc. Class A	26,900	1,016,551
*	Bridgford Foods Corp.	2,353	9,412
*	Cagle’s, Inc. Class A	4,012	13,240
#	Calavo Growers, Inc.	41,933	425,620
#	Cal-Maine Foods, Inc.	59,265	1,741,798
* #	Caribou Coffee Co.	8,406	14,963
	Casey’s General Stores, Inc.	137,677	4,157,845
	CCA Industries, Inc.	10,016	45,072
*	Central Garden & Pet Co.	449,549	1,519,476
*	Central Garden & Pet Co. Class A	784,946	2,496,128
* #	Chattem, Inc.	54,784	4,145,505
#	Chiquita Brands International, Inc.	130,396	1,779,905
#	Coca-Cola Bottling Co.	22,254	983,182
* #	Collective Brands, Inc.	84,600	1,082,034
*	Craft Brewers Alliance, Inc.	13,697	38,215
*	Darling International, Inc.	221,100	1,667,094
	Del Monte Foods Co.	261,415	1,649,529
	Diamond Foods, Inc.	37,486	1,095,716
* #	Elizabeth Arden, Inc.	75,700	1,308,853
	Farmer Brothers Co.	30,456	730,944
#	Flowers Foods, Inc.	5	148
	GateHouse Media, Inc.	18,941	1,610
*	Glacier Water Services, Inc.	3,500	164,500
	Golden Enterprises, Inc.	16,785	36,088
#	Great Atlantic & Pacific Tea, Inc.	37,501	310,133
* #	Green Mountain Coffee, Inc.	62,866	1,822,485
	Griffin Land & Nurseries, Inc. Class A	4,271	130,992
* #	Hain Celestial Group, Inc.	107,495	2,498,184
*	IGI Labratories, Inc.	934	794
	Imperial Sugar Co.	22,420	265,453
	Ingles Market, Inc. Class A	34,159	637,407
#	Inter Parfums, Inc.	82,622	963,373
	J & J Snack Foods Corp.	50,617	1,587,349
*	Katy Industries, Inc.	11,399	14,249
	Lancaster Colony Corp.	86,132	2,716,603
#	Lance, Inc.	84,474	1,747,767
* #	Lifeway Foods, Inc.	53,714	537,140
#	Mannatech, Inc.	32,000	128,320
*	Maui Land & Pineapple Co., Inc.	19,728	305,784
*	Medifast, Inc.	18,800	101,520
*	Monterey Pasta Co.	14,200	22,436
#	Nash-Finch Co.	35,040	1,381,627
*	National Beverage Corp.	126,279	1,156,716
*	Natural Alternatives International, Inc.	20,009	125,657
* #	Natural Health Trends Corp.	3,248	1,364
	Nature’s Sunshine Products, Inc.	35,884	283,484
*	NBTY, Inc.	9,000	210,330
#	Nu Skin Enterprises, Inc. Class A	180,500	2,326,645
	Oil-Dri Corp. of America	20,032	331,530
*	Omega Protein Corp.	39,323	290,204

9

*	Orchids Paper Products Co.	3,500	24,325
*	Overhill Farms, Inc.	6,000	26,700
*	Pantry, Inc.	39,900	878,598
*	Parlux Fragrances, Inc.	60,346	194,918
* #	Peet’s Coffee & Tea, Inc.	37,657	845,776
#	Pilgrim’s Pride Corp.	118,500	130,350
*	Pizza Inn, Inc.	8,932	23,000
*	Prestige Brands Holdings, Inc.	162,939	1,125,908
	PriceSmart, Inc.	79,468	1,184,073
	Ralcorp Holdings, Inc.	17	1,151
	Reliv’ International, Inc.	29,422	154,171
*	Revlon, Inc.	10,828	128,745
	Rocky Mountain Chocolate Factory, Inc.	5,275	37,241
#	Ruddick Corp.	127,092	3,639,915
	Sanderson Farms, Inc.	54,500	1,701,490
* #	Sanfilippo (John B.) & Son, Inc.	114,307	824,153
*	Scheid Vineyards, Inc.	440	13,134
*	Schiff Nutrition International, Inc.	48,477	285,530
	Seaboard Corp.	1,690	2,264,600
*	Seneca Foods Corp. Class A	1,100	17,897
*	Seneca Foods Corp. Class B	1,800	32,139
* #	Smart Balance, Inc.	77,196	552,723
#	Spartan Stores, Inc.	57,276	1,545,879
* #	Star Scientific, Inc.	147,695	469,670
	Stephan Co.	3,400	9,350
	Tasty Baking Co.	135,726	594,480
*	Tofutti Brands, Inc.	19,440	39,852
#	Tootsie Roll Industries, Inc.	101,298	2,519,281
*	TreeHouse Foods, Inc.	57,252	1,732,446
* #	United Natural Foods, Inc.	109,213	2,439,818
	United-Guardian, Inc.	7,500	67,650
#	Universal Corp.	69,300	2,743,587
* #	USANA Health Services, Inc.	51,660	1,959,980
#	Vector Group, Ltd.	166,282	2,835,108
	Village Super Market, Inc.	9,820	482,555
	WD-40 Co.	46,789	1,361,560
	Weis Markets, Inc.	71,503	2,319,557
*	Winn-Dixie Stores, Inc.	87,452	1,313,529
*	Zapata Corp.	28,092	175,575
Total Consumer Staples			87,558,732

Energy — (3.4%)
*	Abraxas Petroleum Corp.	118,900	261,580
	Adams Resources & Energy, Inc.	15,874	295,256
*	Allis-Chalmers Energy, Inc.	381,456	2,578,643
* #	Arena Resources, Inc.	83,200	2,535,936
	Atlas America, Inc.	132,293	3,030,833
* #	ATP Oil & Gas Corp.	44,100	530,964
*	Aventine Renewable Energy Holdings, Inc.	135,486	264,198
	Barnwell Industries, Inc.	22,706	145,318
	Berry Petroleum Corp. Class A	114,400	2,665,520
*	Bolt Technology Corp.	25,100	203,561
*	Boots & Coots International Well Control, Inc.	190,500	327,660
* #	BPZ Resources, Inc.	120,844	1,196,356
*	Brigham Exploration Co.	129,613	1,016,166

10

* #	Bristow Group, Inc.	65,100	1,612,527
*	Bronco Drilling Co., Inc.	456,849	3,526,874
*	Cal Dive International, Inc.	32,400	275,724
*	Callon Petroleum Co.	45,262	467,104
#	CARBO Ceramics, Inc.	66,655	2,884,162
*	Carrizo Oil & Gas, Inc.	67,796	1,585,748
*	Catalytica Energy Systems, Inc.	2,699	4,534
	CKX Lands, Inc.	3,400	39,559
*	Clayton Williams Energy, Inc.	31,976	1,548,598
*	Comstock Resources, Inc.	4,300	212,506
*	Contango Oil & Gas Co.	43,550	2,395,250
*	CREDO Petroleum Corp.	4,941	43,234
* #	Crusader Energy Group, Inc.	19,400	38,800
*	Dawson Geophysical Co.	19,100	468,523
* #	Delta Petroleum Corp.	77,615	729,581
*	Dril-Quip, Inc.	116,400	2,875,080
* #	Edge Petroleum Corp.	58,793	34,688
*	Encore Acquisition Co.	759	23,643
*	Evolution Petroleum Corp.	11,393	18,571
*	EXCO Resources, Inc.	51,467	472,982
* #	FX Energy, Inc.	31,400	153,546
*	Geokinetics, Inc.	14,126	80,518
*	Geomet, Inc.	151,509	446,952
* #	GMX Resources, Inc.	22,500	849,375
* #	Goodrich Petroleum Corp.	78,900	2,190,264
* #	Grey Wolf, Inc.	517,400	3,321,708
	Gulf Island Fabrication, Inc.	37,151	732,246
*	Gulfmark Offshore, Inc.	62,114	2,298,218
* #	Harvest Natural Resources, Inc.	107,300	910,977
*	HKN, Inc.	57,493	300,113
* #	Hornbeck Offshore Services, Inc.	69,700	1,658,860
	Houston American Energy Corp.	92,016	367,144
* #	James River Coal Co.	42,697	820,636
*	Key Energy Group, Inc.	88,700	549,940
	Lufkin Industries, Inc.	40,012	2,093,428
*	Mariner Energy, Inc.	114,400	1,646,216
*	Matrix Service Co.	79,194	970,126
*	McMoran Exploration Co.	49,210	698,290
*	Meridian Resource Corp.	1,816,929	2,162,146
*	Mexco Energy Corp.	300	3,840
*	Mitcham Industries, Inc.	18,100	98,826
*	NATCO Group, Inc. Class A	46,400	980,896
* #	National Coal Corp.	61,920	265,637
*	Natural Gas Services Group	28,989	384,104
*	Newpark Resources, Inc.	237,600	1,366,200
* #	OMNI Energy Services Corp.	17,600	39,600
	Panhandle Royalty Co.	13,856	346,400
*	Parallel Petroleum Corp.	63,800	255,838
*	Parker Drilling Co.	214,900	1,100,288
	Penn Virginia Corp.	56,100	2,085,237
*	Petroleum Development Corp.	40,733	843,580
* #	PetroQuest Energy, Inc.	126,700	1,260,665
*	PHI, Inc. Non-Voting	32,500	681,850
*	PHI, Inc. Voting	200	4,660
* #	Royale Energy, Inc.	10,018	35,464

11

#	RPC, Inc.	277,500	2,938,725
* #	SEACOR Holdings, Inc.	16,686	1,120,799
	St. Mary Land & Exploration Co.	700	17,423
*	Stone Energy Corp.	39,229	1,190,208
* #	Superior Well Services, Inc.	4,700	78,725
*	Swift Energy Corp.	79,800	2,559,984
*	Syntroleum Corp.	140,860	135,226
* #	Teton Energy Corp.	47,886	72,308
* #	TETRA Technologies, Inc.	118,300	823,368
*	TGC Industries, Inc.	14,819	33,343
* #	Toreador Resources Corp.	4,900	36,260
* #	Transmeridian Exploration, Inc.	224,500	47,123
* #	Trico Marine Services, Inc.	261,150	2,350,350
* #	Tri-Valley Corp.	9,400	44,650
*	Union Drilling, Inc.	127,167	696,875
#	USEC, Inc.	1,349,307	5,572,638
* #	VAALCO Energy, Inc.	157,200	833,160
*	VeraSun Energy Corp.	282,588	144,120
* #	Verenium Corp.	1,034	1,055
	World Fuel Services Corp.	61,388	1,315,545
Total Energy			86,325,352

Financials — (14.2%)
*	1st Constitution Bancorp	1,424	13,371
	1st Source Corp.	56,624	1,215,151
	21st Century Holding Co.	80,884	438,391
	Abigail Adams National Bancorp, Inc.	3,363	13,452
	Abington Bancorp, Inc.	43,274	447,886
	Access National Corp.	9,471	55,358
	Advanta Corp. Class A	223,100	528,747
#	Advanta Corp. Class B	7,191	32,503
	Affirmative Insurance Holdings, Inc.	84,487	100,540
	Alliance Bancorp, Inc. of Pennsylvania	2,151	17,208
	Alliance Financial Corp.	2,155	49,565
*	Alphatec Holdings, Inc.	99,103	389,475
*	AmComp, Inc.	29,400	356,916
	Amcore Financial, Inc.	180,694	840,227
	Ameriana Bancorp	2,912	21,476
	American Bancorp of New Jersey, Inc.	26,364	237,276
	American Equity Investment Life Holding Co.	1,022,703	4,622,618
*	American Independence Corp.	8,100	27,945
	American National Bankshares, Inc.	2,855	42,111
	American Physicians Capital, Inc.	30,560	1,250,210
	American Physicians Services Group, Inc.	100	1,960
	American River Bankshares	2,815	30,120
*	American Spectrum Realty, Inc.	1,226	34,634
#	American West Bancorporation	187,544	226,928
* #	AmeriCredit Corp.	137,500	805,750
	Ameris Bancorp	32,424	357,961
*	Amerisafe, Inc.	43,429	748,716
*	AmeriServe Financial, Inc.	299,665	737,176
	AmTrust Financial Services, Inc.	12,400	121,768
*	Argo Group International Holdings, Ltd.	36,998	1,180,236
	Arrow Financial Corp.	34,099	886,233
	ASB Financial Corp.	900	11,731

12

#	Asset Acceptance Capital Corp.	104,727	849,336
#	Astoria Financial Corp.	91,601	1,742,251
*	Atlantic American Corp.	21,640	24,670
	Atlantic Southern Financial Group, Inc.	2,100	23,100
	Auburn National Bancorporation, Inc.	300	6,600
	Baldwin & Lyons, Inc. Class A	900	14,400
	Baldwin & Lyons, Inc. Class B	28,641	520,980
#	BancFirst Corp.	42,644	2,149,258
*	Bancinsurance Corp.	5,600	25,900
	Bancorp Rhode Island, Inc.	8,678	210,181
	BancorpSouth, Inc.	82,300	1,997,421
	BancTrust Financial Group, Inc.	19,962	248,727
	Bank Mutual Corp.	82,790	954,569
	Bank of Commerce Holdings	1,500	8,160
*	Bank of Florida Corp.	103,141	629,160
	Bank of Granite Corp.	6	23
#	Bank of the Ozarks, Inc.	45,710	1,389,584
#	BankAtlantic Bancorp, Inc.	79,240	488,911
	BankFinancial Corp.	66,954	816,169
#	BankUnited Financial Corp. Class A	98,675	45,884
	Banner Corp.	152,493	1,947,336
	Bar Harbor Bankshares	7,163	193,043
	BCB Bancorp, Inc.	600	7,290
*	BCSB Bancorp, Inc.	1,200	10,884
	Benjamin Franklin Bancorp, Inc.	1,488	19,329
	Berkshire Bancorp, Inc.	8,669	55,308
	Berkshire Hills Bancorp, Inc.	24,569	639,531
	Beverly Hills Bancorp, Inc.	56,106	40,957
*	BFC Financial Corp.	57,988	24,935
*	BNCCORP, Inc.	3,900	24,375
*	BNS Holding, Inc.	4,020	28,140
*	Broadpoint Securities Group, Inc.	25,515	75,269
●	Brooke Corp.	24,581	3,407
	Brookline Bancorp, Inc.	165,293	1,933,928
#	Brooklyn Federal Bancorp, Inc.	4,900	71,050
#	Bryn Mawr Bank Corp.	16,132	341,837
	C&F Financial Corp.	337	6,568
	Cadence Financial Corp.	34,705	260,287
	California First National Bancorp	12,000	104,160
	Camco Financial Corp.	9,661	68,786
#	Camden National Corp.	25,818	755,176
	Capital Bank Corp.	2,560	20,224
	Capital City Bank Group, Inc.	43,890	1,228,920
	Capital Corp. of the West	2	5
	Capital Properties, Inc.	1,300	29,900
	Capital Southwest Corp.	1,200	122,400
#	Capitol Bancorp, Ltd.	8,185	83,814
	Cardinal Financial Corp.	75,486	471,033
	Carver Bancorp, Inc.	600	4,044
	Cascade Financial Corp.	16,389	113,904
#	Cash America International, Inc.	81,090	2,868,153
#	Cathay General Bancorp	100,236	2,453,777
	Center Bancorp, Inc.	32,555	332,061
	Center Financial Corp.	8,960	92,288
#	Centerstate Banks of Florida, Inc.	7,148	125,090

13

	Central Bancorp, Inc.	2,887	20,570
	Central Pacific Financial Corp.	83,200	1,297,920
	Central Virginia Bankshares, Inc.	317	2,843
	Centrue Financial Corp.	2,305	25,078
	Century Bancorp, Inc. Class A	3,684	60,786
	CFS Bancorp, Inc.	197,257	1,597,782
	Charter Financial Corp.	23,869	202,886
	Chemical Financial Corp.	67,063	1,761,745
*	Chicopee Bancorp, Inc.	2,529	31,107
	Citizens Community Bancorp, Inc.	1,095	6,471
	Citizens First Bancorp, Inc.	164,931	486,546
	Citizens First Corp.	400	2,184
	Citizens Holding Co.	300	5,748
#	Citizens Republic Bancorp, Inc.	196,249	578,935
	Citizens South Banking Corp.	700	4,725
* #	Citizens, Inc.	114,260	970,067
	City Holding Co.	47,630	1,992,839
#	Clifton Savings Bancorp, Inc.	33,058	360,332
*	CNA Surety Corp.	116,631	1,615,339
	CNB Financial Corp.	10,009	128,115
#	CoBiz Financial, Inc.	19,232	223,860
	Codorus Valley Bancorp, Inc.	767	7,781
#	Cohen & Steers, Inc.	102,500	1,862,425
	Colony Bankcorp, Inc.	10,672	93,380
	Columbia Banking System, Inc.	29,387	467,841
	Comm Bancorp, Inc.	832	31,658
*	Command Security Corp.	1,500	4,950
	Commercial National Financial Corp.	3,500	51,905
	Commonwealth Bankshares, Inc.	4,198	41,770
* #	Community Bancorp	53,537	172,389
	Community Bank System, Inc.	80,094	1,998,345
	Community Bankshares, Inc.	610	12,786
	Community Capital Corp.	8,552	76,968
	Community Central Bank Corp.	1,764	4,586
	Community Trust Bancorp, Inc.	41,448	1,383,534
#	Community West Bancshares	6,650	24,937
	Compass Diversified Holdings	60,108	733,318
* #	CompuCredit Corp.	442,269	1,141,054
*	Conseco, Inc.	58,860	109,480
	Consolidated-Tokoma Land Co.	4,600	169,740
	Cooperative Bankshares, Inc.	8,465	24,548
*	Core-Mark Holding Co., Inc.	20,257	400,481
#	Corus Bankshares, Inc.	552,732	1,216,010
*	Cowen Group, Inc.	127,175	899,127
*	Cowlitz Bancorporation	1,870	12,090
	Crawford & Co. Class A	41,456	319,626
#	Crawford & Co. Class B	24,520	355,540
#	CVB Financial Corp.	220,368	2,789,859
*	Dearborn Bancorp, Inc.	69,961	211,982
	Delphi Financial Group, Inc. Class A	88,175	1,388,756
	Dime Community Bancshares	99,903	1,668,380
*	Dollar Financial Corp.	45,053	523,966
	Donegal Group, Inc. Class A	53,259	872,382
	Donegal Group, Inc. Class B	5,380	87,963
* #	E*TRADE Financial Corp.	477,338	868,755

14

	East West Bancorp, Inc.	2	35
	Eastern Insurance Holdings, Inc.	17,229	161,780
	Eastern Virginia Bankshares, Inc.	500	5,245
	ECB Bancorp, Inc.	600	11,400
*	eHealth, Inc.	3,300	41,976
	EMC Insurance Group, Inc.	39,961	977,446
	Employers Holdings, Inc.	90,900	1,159,884
*	Encore Bancshares, Inc.	5,200	86,788
*	Encore Capital Group, Inc.	61,200	572,832
	Enterprise Bancorp, Inc.	1,242	15,997
	Epoch Holding Corp.	7,537	65,949
	ESB Financial Corp.	13,762	143,125
	ESSA Bancorp, Inc.	28,834	399,639
	Evans Bancorp, Inc.	2,311	38,825
	Evercore Partners, Inc. Class A	3,500	42,595
*	EZCORP, Inc. Class A	27,800	440,352
#	F.N.B. Corp.	236,709	3,100,888
#	Farmers Capital Bank Corp.	5,400	106,812
	FBL Financial Group, Inc. Class A	76,370	1,333,420
	Federal Agriculture Mortgage Corp. Class A	2,089	6,267
#	Federal Agriculture Mortgage Corp. Class C	144,230	836,534
* ●	Federal Trust Corp.	1	—
	Fidelity Bancorp, Inc.	1,096	11,398
	Fidelity Southern Corp.	10,201	35,196
#	Financial Federal Corp.	82,500	1,909,875
	Financial Institutions, Inc.	19,803	321,007
*	First Acceptance Corp.	5,700	17,385
	First Advantage Bancorp	1,500	14,970
	First Bancorp	41,331	723,292
	First Bancorp, Inc.	5,330	95,940
	First Bancshares, Inc.	1,345	20,915
	First Bancshares, Inc.	600	8,721
*	First Bank of Delaware	6,667	10,667
#	First Busey Corp.	69,886	1,302,675
	First Business Financial Services, Inc.	1,200	20,376
*	First California Financial Group, Inc.	770	5,013
* #	First Cash Financial Services, Inc.	93,362	1,434,974
	First Citizens BancShares, Inc.	4,307	658,626
#	First Commonwealth Financial Corp.	203,272	2,248,188
#	First Community Bancshares, Inc.	31,287	979,283
	First Defiance Financial Corp.	59,121	594,166
#	First Federal Bancshares of Arkansas, Inc.	9,239	80,564
	First Federal Bankshares, Inc.	4,862	12,836
	First Federal of Northern Michigan Bancorp, Inc.	34,974	96,178
	First Financial Bancorp	106,548	1,433,071
#	First Financial Bankshares, Inc.	56,606	3,067,479
	First Financial Corp.	34,887	1,475,022
	First Financial Holdings, Inc.	33,684	730,943
	First Financial Northwest, Inc.	3,603	29,437
	First Financial Service Corp.	5,202	94,416
	First Franklin Corp.	700	4,088
*	First Investors Financial Services Group, Inc.	5,300	22,074
*	First Keystone Financial, Inc.	2,200	19,745
	First M&F Corp.	8,514	80,968
* #	First Mariner Bancorp, Inc.	22,501	33,076

15

	First Merchants Corp.	50,501	1,111,527
*	First Mercury Financial Corp.	20,000	215,800
#	First Midwest Bancorp, Inc.	93,056	2,066,774
	First Niagara Financial Group, Inc.	305,149	4,812,200
	First Place Financial Corp.	291,312	2,001,313
* #	First Regional Bancorp	600	3,300
	First Security Group, Inc.	4,800	35,952
#	First South Bancorp, Inc.	9,671	135,878
	First State Bancorporation	168,501	623,454
	First State Financial Corp.	4,000	12,000
	First United Corp.	8,129	141,607
	Firstbank Corp.	9,682	88,882
*	FirstCity Financial Corp.	135,701	441,028
* #	FirstFed Financial Corp.	11,100	99,345
	FirstMerit Corp.	153,487	3,579,317
#	Flagstar Bancorp, Inc.	1,113,020	2,114,738
	Flushing Financial Corp.	58,494	909,582
	FNB United Corp.	30,609	196,816
*	Forestar Real Estate Group, Inc.	15,426	134,977
*	Fox Chase Bancorp, Inc.	8,874	105,601
*	FPIC Insurance Group, Inc.	24,346	1,089,727
* #	Franklin Bank Corp.	295,240	70,858
*	Franklin Credit Management Corp.	3,100	1,240
#	Fulton Financial Corp.	178,110	1,870,155
*	GAINSCO, INC.	1,100	1,331
#	GAMCO Investors, Inc.	20,800	791,856
#	Gateway Financial Holdings, Inc.	34,461	187,468
	German American Bancorp, Inc.	5,600	63,840
#	Glacier Bancorp, Inc.	146,098	2,946,797
*	Golfsmith International Holdings, Inc.	1,118	1,062
	Gouverneur Bancorp, Inc.	1,695	13,136
#	Great Southern Bancorp, Inc.	12,500	133,125
#	Greene Bancshares, Inc.	68,384	1,350,584
#	Greenhill & Co., Inc.	45,700	3,014,829
	GS Financial Corp.	1,313	20,338
*	Guaranty Bancorp	197,206	840,098
	Guaranty Federal Bancshares, Inc.	2,800	23,968
*	Hallmark Financial Services, Inc.	25,683	166,939
*	Hampden Bancorp, Inc.	200	1,970
#	Hancock Holding Co.	75,729	3,344,193
	Harleysville Group, Inc.	86,535	2,732,775
#	Harleysville National Corp.	74,348	1,031,207
	Harrington West Financial Group, Inc.	19,645	74,651
*	Harris & Harris Group, Inc.	2,800	14,000
	Hawthorn Bancshares, Inc.	600	11,772
#	Heartland Financial USA, Inc.	26,837	637,379
	Hercules Technology Growth Capital, Inc.	8,649	75,073
	Heritage Commerce Corp.	23,669	306,277
	Heritage Financial Corp.	18,862	230,305
	Heritage Financial Group	200	1,979
	HF Financial Corp.	4,272	58,655
*	HFF, Inc.	17,500	44,450
*	Hilltop Holdings, Inc.	50,440	474,136
	Hingham Institution for Savings	1,809	52,280
	HMN Financial, Inc.	32,610	293,490

16

	Home Bancshares, Inc.	37,481	976,005
	Home Federal Bancorp, Inc.	27,181	315,028
	HopFed Bancorp, Inc.	2,100	22,722
	Horace Mann Educators Corp.	928,504	7,390,892
	Horizon Bancorp	600	10,380
#	Horizon Financial Corp.	41,963	252,198
*	HouseValues, Inc.	17,987	47,845
	IBERIABANK Corp.	31,957	1,627,890
	Imperial Capital Bancorp, Inc.	84,546	436,257
	Independence Holding Co.	71,080	464,152
	Independent Bank Corp. (MA)	39,523	1,137,077
#	Independent Bank Corp. (MI)	168,182	617,228
	Indiana Community Bancorp	5,236	94,248
	Infinity Property & Casualty Corp.	50,946	2,028,670
	Integra Bank Corp.	238,151	1,436,051
*	International Assets Holding Corp.	6,278	101,327
	International Bancshares Corp.	130,823	3,397,473
*	Investment Technology Group, Inc.	106,800	2,179,788
*	Investors Bancorp, Inc.	206,042	2,958,763
	Investors Capital Holdings, Ltd.	100	340
	Investors Title Co.	3,853	146,260
	Irwin Financial Corp.	556,710	1,224,762
* #	KBW, Inc.	50,600	1,481,568
	Kearny Financial Corp.	120,955	1,394,611
*	Kennedy-Wilson, Inc.	8,400	369,600
	Kentucky First Federal Bancorp	9,845	93,626
#	K-Fed Bancorp	16,192	136,175
*	Knight Capital Group, Inc.	257,523	3,723,783
*	LaBranche & Co., Inc.	719,750	4,484,042
	Lakeland Bancorp, Inc.	47,988	528,828
	Lakeland Financial Corp.	32,576	731,331
#	LandAmerica Financial Group, Inc.	49,400	486,590
	Landmark Bancorp, Inc.	2,940	61,740
	Legacy Bancorp, Inc.	15,822	206,319
#	Life Partners Holdings, Inc.	25,153	1,010,648
	Lincoln Bancorp	1,800	25,200
*	Liquidity Services, Inc.	53,273	447,493
	LNB Bancorp, Inc.	18,947	131,871
* #	LoopNet, Inc.	1,400	10,598
	LSB Corp.	6,062	63,954
	Macatawa Bank Corp.	15	75
#	MainSource Financial Group, Inc.	47,077	840,795
	Mayflower Bancorp, Inc.	2,666	14,996
*	Mays (J.W.), Inc.	200	2,406
	MB Financial, Inc.	97,393	2,893,546
	MCG Capital Corp.	169,534	139,018
	Meadowbrook Insurance Group, Inc.	209,342	1,103,232
	Medallion Financial Corp.	62,000	501,580
	Mercantile Bancorp, Inc.	1,227	17,485
	Mercantile Bank Corp.	5	48
	Mercer Insurance Group, Inc.	45,876	601,664
	Merchants Bancshares, Inc.	24,054	518,604
* #	Meridian Interstate Bancorp, Inc.	3,400	32,980
	Meta Financial Group, Inc.	6,802	71,081
	MetroCorp Bancshares, Inc.	17,501	193,561

17

	MicroFinancial, Inc.	23,300	69,900
	Mid Penn Bancorp, Inc.	1,110	24,420
	MidSouth Bancorp, Inc.	3,028	50,113
#	Midwest Banc Holdings, Inc.	162,579	489,363
	MidWestOne Financial Group, Inc.	281	3,653
	Monroe Bancorp	2,000	20,100
* #	Move, Inc.	430,869	723,860
	MSB Financial Corp.	500	4,475
	MutualFirst Financial, Inc.	8,104	70,910
#	Nara Bancorp, Inc.	32,900	361,900
#	National Interstate Corp.	5,902	103,285
#	National Penn Bancshares, Inc.	219,897	3,725,055
	National Western Life Insurance Co. Class A	1,900	358,682
	Naugatuck Valley Financial Corp.	1,600	12,352
*	Navidec Financial, Inc.	247	235
*	Navigators Group, Inc.	45,584	2,302,448
	NBT Bancorp, Inc.	90,399	2,520,324
	Nelnet, Inc. Class A	16,171	236,582
*	New Century Bancorp, Inc.	2,400	13,800
	New England Bancshares, Inc.	1,999	18,901
	New Hampshire Thrift Bancshares, Inc.	7,901	72,689
	New Westfield Financial, Inc.	49,270	509,944
	NewAlliance Bancshares, Inc.	264,204	3,646,015
	NewBridge Bancorp	3,606	13,595
*	Newport Bancorp, Inc.	1,900	21,850
*	NewStar Financial, Inc.	26,083	141,109
*	Newtek Business Services, Inc.	157,795	103,356
* #	NexCen Brands, Inc.	126,248	10,428
*	Nexity Financial Corp.	5,500	8,250
	North Central Bancshares, Inc.	1,700	26,987
	Northeast Bancorp	900	8,100
	Northeast Community Bancorp, Inc.	4,800	37,176
*	Northfield Bancorp, Inc.	2,900	35,090
	Northrim Bancorp, Inc.	7,171	94,585
	Northway Financial, Inc.	5,000	62,625
	Northwest Bancorp, Inc.	136,205	3,609,432
	Norwood Financial Corp.	200	6,400
#	NYMAGIC, Inc.	11,100	193,695
	Ocean Shore Holding Co.	1,695	13,619
	OceanFirst Financial Corp.	33,280	552,115
*	Ocwen Financial Corp.	166,518	1,115,671
	Ohio Valley Banc Corp.	3,027	56,151
	Old National Bancorp	183,700	3,479,278
#	Old Second Bancorp, Inc.	29,273	395,185
*	Oritani Financial Corp.	65,689	1,121,968
	Osage Bancshares, Inc.	1,400	11,130
#	PAB Bankshares, Inc.	513	3,155
#	Pacific Capital Bancorp	131,069	2,574,195
#	Pacific Continental Corp.	24,959	355,666
*	Pacific Premier Bancorp, Inc.	5,105	20,420
*	Pacific State Bancorp	4,100	21,422
	PacWest Bancorp	81,197	2,029,113
	Pamrapo Bancorp, Inc.	10,711	90,829
	Park Bancorp, Inc.	1,650	18,826
#	Park National Corp.	24,807	1,804,709

18

	Parkvale Financial Corp.	7,104	106,418
	Patriot Capital Funding, Inc.	109	540
	Patriot National Bancorp	3,100	36,301
#	Peapack-Gladstone Financial Corp.	18,050	578,141
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	60,600	8,484
	Penns Woods Bancorp, Inc.	6,868	169,983
*	Pennsylvania Commerce Bancorp, Inc.	21,618	643,135
*	Penson Worldwide, Inc.	15,777	112,648
	Peoples Bancorp of North Carolina	3,281	33,138
	Peoples Bancorp, Inc. (709788202)	555	6,327
	Peoples Bancorp, Inc. (709789101)	28,018	536,545
*	Peoples Community Bancorp	2,515	3,093
*	PICO Holdings, Inc.	61,310	1,535,202
	Pinnacle Bancshares, Inc.	35	311
*	Pinnacle Financial Partners, Inc.	40,035	1,171,424
*	Piper Jaffray Companies, Inc.	41,900	1,652,955
*	PMA Capital Corp. Class A	161,376	745,557
#	PMI Group, Inc.	39,800	99,102
	Porter Bancorp, Inc.	4,620	85,424
* #	Portfolio Recovery Associates, Inc.	43,205	1,550,195
	Preferred Bank	2,900	20,271
	Premier Financial Bancorp, Inc.	5,800	50,750
	Presidential Life Corp.	61,887	580,500
	Princeton National Bancorp, Inc.	3,701	89,657
#	PrivateBancorp, Inc.	60,320	2,172,123
*	ProAssurance Corp.	91,350	5,019,682
	Prosperity Bancshares, Inc.	115,611	3,839,441
	Providence Community Bancshares, Inc.	400	3,188
#	Provident Bankshares Corp.	216,584	2,310,951
	Provident Financial Holdings, Inc.	19,558	112,458
	Provident Financial Services, Inc.	176,053	2,580,937
	Provident New York Bancorp	115,447	1,389,982
	Prudential Bancorp, Inc. of Pennsylvania	4,400	42,284
	Pulaski Financial Corp.	12,863	102,904
	QC Holdings, Inc.	25,135	202,588
	Radian Group, Inc.	17,900	64,440
	Rainier Pacific Financial Group, Inc.	104,438	469,971
	Renasant Corp.	38,860	814,506
#	Republic Bancorp, Inc. Class A	69,536	1,600,719
*	Republic First Bancorp, Inc.	15,435	123,480
#	Resource America, Inc.	51,153	294,130
*	Rewards Network, Inc.	85,870	326,306
	Riverview Bancorp, Inc.	101,090	483,210
	RLI Corp.	64,700	3,713,133
#	Rockville Financial, Inc.	35,227	458,303
#	Roma Financial Corp.	31,794	462,603
	Rome Bancorp, Inc.	17,600	177,672
	Royal Bancshares of Pennsylvania, Inc. Class A	8,295	42,470
	Rurban Financial Corp.	790	7,110
#	S&T Bancorp, Inc.	70,971	2,420,111
#	S.Y. Bancorp, Inc.	38,029	1,047,319
	Safety Insurance Group, Inc.	31,489	1,196,267
	Salisbury Bancorp, Inc.	752	19,928
	Sanders Morris Harris Group, Inc.	22,826	168,912

19

	Sandy Spring Bancorp, Inc.	5,771	123,903
	SCBT Financial Corp.	18,413	624,017
*	Seabright Insurance Holdings	46,500	486,390
#	Seacoast Banking Corp. of Florida	2,450	21,756
#	Security Bank Corp.	115,708	229,102
	Selective Insurance Group, Inc.	162,995	3,871,131
#	Shore Bancshares, Inc.	2,600	63,128
#	Sierra Bancorp	26,407	527,084
* #	Signature Bank	56,877	1,853,053
	Simmons First National Corp. Class A	38,438	1,192,347
#	Smithtown Bancorp, Inc.	29,466	579,596
#	South Financial Group, Inc.	130,600	758,786
	South Street Financial Corp.	400	1,800
*	Southcoast Financial Corp.	9	46
	Southern Banc Co., Inc.	200	2,000
	Southern Community Financial Corp.	144,052	558,922
*	Southern Connecticut Bancorp, Inc.	2,000	10,000
*	Southern First Bancshares, Inc.	1,780	18,103
	Southern Missouri Bancorp, Inc.	400	4,760
	Southside Bancshares, Inc.	25,036	603,117
	Southwest Bancorp, Inc.	40,876	591,884
	Southwest Georgia Financial Corp.	653	9,109
*	Specialty Underwriters’ Alliance, Inc.	2,986	10,391
	State Auto Financial Corp.	108,712	2,863,474
#	State Bancorp, Inc.	34,660	441,568
	StellarOne Corp.	28,899	491,283
	Sterling Bancorp	50,343	789,378
	Sterling Bancshares, Inc.	190,482	1,516,237
#	Sterling Financial Corp.	29,238	248,231
	Stewart Information Services Corp.	148,867	2,471,192
*	Stifel Financial Corp.	59,350	2,590,627
*	Stratus Properties, Inc.	28,992	710,304
	Suffolk Bancorp	27,732	899,903
*	Sun American Bancorp	3,688	7,099
*	Sun Bancorp, Inc.	330,196	3,301,960
* #	Superior Bancorp	2	11
#	Susquehanna Bancshares, Inc.	162,328	2,514,461
*	Susser Holdings Corp.	4,783	74,519
	Sussex Bancorp	7,918	57,010
*	SVB Financial Group	88,886	4,573,185
	SWS Group, Inc.	74,107	1,375,426
	Taylor Capital Group, Inc.	95,983	1,079,809
	Team Financial, Inc.	2,751	7,648
	Teche Holding Co.	2,222	66,660
* #	Tejon Ranch Co.	43,200	1,255,392
*	Texas Capital Bancshares, Inc.	56,912	1,015,879
	TF Financial Corp.	4,100	77,490
*	The Intergroup Corp.	1,960	25,509
	The Phoenix Companies, Inc.	244,500	1,581,915
	The Savannah Bancorp, Inc.	1,200	13,968
#	The Wilber Corp.	4,666	36,208
	Thomas Properties Group, Inc.	27,775	193,036
*	Thomas Weisel Partners Group, Inc.	104,787	588,903
#	TIB Financial Corp.	3,042	13,719
* #	Tidelands Bancshares, Inc.	14,636	70,546

20

	TierOne Corp.	96,276	519,890
	Timberland Bancorp, Inc.	86,348	509,453
	Tompkins Financial Corp.	18,356	899,444
	Tower Financial Corp.	2,600	22,828
#	Tower Group, Inc.	44,656	939,116
	TowneBank	6,733	147,251
*	Tradestation Group, Inc.	89,087	697,551
* #	Trenwick Group, Ltd.	11,975	479
* #	Triad Guaranty, Inc.	25,902	28,233
	TriCo Bancshares	41,500	893,910
	TrustCo Bank Corp.	189,902	2,311,107
	Trustmark Corp.	103,153	2,116,700
	UMB Financial Corp.	68,715	3,114,851
	Umpqua Holdings Corp.	78,737	1,340,104
*	Unico American Corp.	12,100	85,305
#	Union Bankshares Corp.	35,352	842,438
	Union Bankshares, Inc.	1,008	19,228
*	United America Indemnity, Ltd.	22,606	270,820
	United Bancshares, Inc.	300	3,180
#	United Bankshares, Inc.	104,701	3,339,962
*	United Capital Corp.	11,750	261,437
#	United Community Banks, Inc.	74,311	974,960
	United Community Financial Corp.	501,513	2,352,096
	United Financial Bancorp, Inc.	29,146	408,044
	United Fire & Casualty Co.	28,944	670,632
*	United PanAm Financial Corp.	139,028	243,299
#	United Security Bancshares	23,455	328,370
	United Western Bancorp, Inc.	52,236	592,879
	Unitrin, Inc.	15,700	329,700
	Unity Bancorp, Inc.	8,914	35,567
*	Universal American Corp.	151,502	1,340,793
	Univest Corp. of Pennsylvania	34,952	1,081,415
	ViewPoint Financial Group	45,568	774,656
	Vineyard National Bancorp Co.	2	2
*	Virginia Commerce Bancorp, Inc.	8	35
	VIST Financial Corp.	3,937	43,386
*	Waccamaw Bankshares, Inc.	1,300	8,112
	Wainwright Bank & Trust Co.	1,205	9,953
	Washington Banking Co.	7,675	59,788
	Washington Federal, Inc.	142,312	2,507,537
	Washington Trust Bancorp, Inc.	36,597	780,248
* #	Waterstone Financial, Inc.	10,404	85,833
	Wayne Savings Bancshares, Inc.	1,800	13,500
#	Webster Financial Corp.	110,723	2,052,804
	Wesbanco, Inc.	69,748	1,895,751
	West Bancorporation	53,063	663,287
	West Coast Bancorp	14,453	126,030
#	Westamerica Bancorporation	81,557	4,669,138
#	Westwood Holdings Group, Inc.	22,697	870,430
*	White River Capital, Inc.	400	5,010
	Whitney Holding Corp.	117,333	2,229,327
*	Willis Group Holdings, Ltd.	31,308	821,522
	Willow Financial Bancorp, Inc.	43,686	377,884
#	Wilmington Trust Corp.	66,531	1,920,085
	Wilshire Bancorp, Inc.	75,950	837,728

21

*	Wilshire Enterprises, Inc.	7,207	13,837
#	Wintrust Financial Corp.	25,250	646,400
* #	World Acceptance Corp.	49,109	907,534
	WSB Holdings, Inc.	8,331	33,157
	WVS Financial Corp.	482	8,136
	Yadkin Valley Financial Corp.	7,963	118,569
#	Zenith National Insurance Corp.	86,404	2,839,235
*	ZipRealty, Inc.	55,111	159,271
Total Financials			361,227,680

Health Care — (10.1%)
*	A.D.A.M., Inc.	9,600	41,184
* #	Abaxis, Inc.	51,500	791,555
* #	ABIOMED, Inc.	77,880	1,135,490
*	Accelr8 Technology Corp.	2,280	6,065
*	Accelrys, Inc.	91,198	436,838
* #	Access Pharmaceuticals, Inc.	5,300	9,805
*	Accuray, Inc.	19,529	123,423
* #	Acorda Therapeutics, Inc.	62,554	1,276,102
*	Adeona Pharmaceuticals, Inc.	9,451	4,725
*	Adolor Corp.	128,100	403,515
* #	Advanced Life Sciences Holdings, Inc.	79,900	24,769
*	AdvanSource Biomaterials Corp.	55,063	22,025
*	ADVENTRX Pharmaceuticals, Inc.	153,589	22,992
*	Affymax, Inc.	13,825	185,255
*	Air Methods Corp.	36,530	612,973
* #	Akorn, Inc.	149,500	464,945
*	Albany Molecular Research, Inc.	96,256	1,217,638
* #	Align Technology, Inc.	92,112	638,336
*	Alkermes, Inc.	275,401	2,720,962
*	Alliance Imaging, Inc.	143,000	1,165,450
*	Allied Healthcare International, Inc.	436,529	632,967
*	Allied Healthcare Products, Inc.	13,945	59,615
*	Allion Healthcare, Inc.	40,440	175,105
*	Allos Therapeutics, Inc.	200,938	1,468,857
	Allscripts-Misys Healthcare Solutions, Inc.	49,949	324,668
*	Almost Family, Inc.	13,208	636,097
* #	Alnylam Pharmaceuticals, Inc.	109,505	2,518,615
	Alpharma, Inc. Class A	123,388	3,863,278
* #	AMAG Pharmaceuticals, Inc.	41,424	1,266,746
* #	Amedisys, Inc.	77,134	4,351,129
*	America Services Group, Inc.	15,750	138,128
*	American Caresource Holding, Inc.	14,808	111,060
*	American Claims Evaluation, Inc.	1,000	940
*	American Dental Partners, Inc.	14,250	124,403
*	American Medical Systems Holdings, Inc.	195,860	2,119,205
*	American Shared Hospital Services	9,244	10,862
* #	AMERIGROUP Corp.	156,600	3,915,000
*	AMICAS, Inc.	6,000	11,100
*	AMN Healthcare Services, Inc.	85,700	770,443
*	Amsurg Corp.	85,913	2,142,670
*	Anadys Pharmaceuticals, Inc.	20,654	45,232
#	Analogic Corp.	38,265	1,689,782
*	Anesiva, Inc.	2	1
*	Angeion Corp.	215	828

22

*	AngioDynamics, Inc.	128,952	1,624,795
*	Anika Therapeutics, Inc.	8,300	50,049
*	Antigenics, Inc.	1	1
* #	Ardea Biosciences, Inc.	19,735	200,310
* #	Arena Pharmaceuticals, Inc.	8,507	31,306
*	Arqule, Inc.	8,374	23,112
* #	Array BioPharma, Inc.	36,115	177,686
*	Arrhythmia Research Technology, Inc.	10,081	28,328
*	ArthroCare Corp.	64,010	1,330,128
* #	Aspect Medical Systems, Inc.	8,300	27,390
*	Assisted Living Concepts, Inc.	98,022	487,169
* #	AtheroGenics, Inc.	113,700	7,391
*	AtriCure, Inc.	28,499	184,389
	Atrion Corp.	7,551	747,247
*	ATS Medical, Inc.	119,797	317,462
* #	Auxilium Pharmaceuticals, Inc.	85,001	1,670,270
*	AVANIR Pharmaceuticals Class A	59,081	24,223
* #	Avigen, Inc.	216,991	130,195
*	Bioanalytical Systems, Inc.	5,617	22,749
*	Bio-Imaging Technologies, Inc.	52,220	212,013
* #	BioMimetic Therapeutics, Inc.	14,200	116,156
*	Bio-Reference Laboratories, Inc.	37,386	919,322
* #	BioSante Pharmaceuticals, Inc.	33,256	107,417
*	BioScrip, Inc.	652,338	1,957,014
* #	BioSphere Medical, Inc.	17,700	46,905
*	Bovie Medical Corp.	54,492	346,024
#	Brookdale Senior Living, Inc.	19,800	170,676
*	Bruker BioSciences Corp.	266,519	1,090,063
* #	BSD Medical Corp.	69,146	352,645
* #	Cadence Pharmaceuticals, Inc.	108,124	706,050
*	Caliper Life Sciences, Inc.	591,722	828,411
	Cambrex Corp.	84,720	381,240
*	Candela Corp.	53,712	35,987
*	Cantel Medical Corp.	29,010	278,496
*	Capital Senior Living Corp.	56,900	255,481
*	Caraco Pharmaceutical Laboratories, Ltd.	75,892	771,822
*	Cardiac Science Corp.	64,367	600,544
*	Cardica, Inc.	30,842	167,472
*	CardioDynamics International Corp.	12,700	11,938
*	CAS Medical Systems, Inc.	106	395
*	Catalyst Health Solutions, Inc.	114,340	1,928,916
*	Catalyst Pharmaceutical Partners, Inc.	6,701	16,082
*	Celera Corp.	486,795	5,505,651
* #	Celldex Therapeutics, Inc.	2,210	17,128
*	Centene Corp.	123,100	2,319,204
* #	Cepheid, Inc.	170,406	2,022,719
*	Cerus Corp.	19,000	34,770
#	Chemed Corp.	72,665	3,182,000
*	Clarient, Inc.	19,000	30,970
* #	Cleveland Biolabs, Inc.	7,404	22,582
* #	Clinical Data, Inc.	46,039	506,429
* #	Columbia Laboratories, Inc.	18,100	28,417
* #	CombiMatrix Corp.	3,302	20,869
#	Computer Programs & Systems, Inc.	28,801	797,500
* #	Conceptus, Inc.	77,736	1,259,323

23

*	CONMED Corp.	74,042	1,939,900
*	Continucare Corp.	8,426	19,885
#	Cooper Companies, Inc.	92,161	1,518,813
*	Corcept Therapeutics, Inc.	63,406	79,258
*	Corvel Corp.	39,773	1,066,712
*	CPEX Pharmaceuticals, Inc.	6,125	71,356
*	Critical Therapeutics, Inc.	92,403	35,113
*	Cross Country Healthcare, Inc.	98,962	1,120,250
*	CryoLife, Inc.	71,400	956,760
*	Cubist Pharmaceuticals, Inc.	150,097	3,810,963
*	CuraGen Corp.	163,543	109,574
*	Cutera, Inc.	200	1,702
* #	CV Therapeutics, Inc.	52,600	490,758
* #	Cyberonics, Inc.	31,500	401,310
*	Cynosure, Inc. Class A	300	2,628
* #	Cypress Bioscience, Inc.	46,305	251,899
*	Cytokinetics, Inc.	17,436	49,693
* #	Cytori Therapeutics, Inc.	55,237	220,948
	Datascope Corp.	42,121	2,113,211
	Daxor Corp.	10,558	161,537
*	Del Global Technologies Corp.	21,254	21,467
* #	Dendreon Corp.	105,549	519,301
*	DepoMed, Inc.	50,980	110,117
*	Dexcom, Inc.	14,000	63,280
*	Dialysis Corp. of America	17,204	130,922
*	Digirad Corp.	127,011	106,689
*	Dionex Corp.	53,415	2,875,329
* #	Discovery Laboratories, Inc.	31,800	58,194
* #	Durect Corp.	97,300	399,903
*	Dyax Corp.	128,230	429,571
*	Dynacq Healthcare, Inc.	1,200	4,140
* #	Eclipsys Corp.	93,290	1,385,357
*	Emageon, Inc.	38,606	94,199
*	Emergency Medical Services Corp. Class A	17,890	587,865
*	Emergent Biosolutions, Inc.	43,400	781,634
* #	Emeritus Corp.	34,990	403,435
*	Encision, Inc.	2,013	2,416
* #	Endocare, Inc.	8,166	8,003
*	Endologix, Inc.	14,300	29,601
*	ENTREMED, Inc.	122,126	37,859
* #	Enzon Pharmaceuticals, Inc.	68,900	342,433
*	EPIX Pharmaceuticals, Inc.	97,783	35,202
*	eResearch Technology, Inc.	123,643	798,734
*	Escalon Medical Corp.	3,000	3,420
*	etrials Worldwide, Inc.	42,075	46,283
*	ev3, Inc.	79,127	511,952
*	Evotec AG Sponsored ADR	232,051	598,692
*	Exact Sciences Corp.	85,768	43,742
*	Exactech, Inc.	28,497	575,639
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	6,356
*	Genaera Corp.	2,816	817
* #	Genomic Health, Inc.	54,456	1,003,624
*	Gentiva Health Services, Inc.	75,463	2,048,820
* #	GenVec, Inc.	6	6
*	Greatbatch, Inc.	60,988	1,326,489

24

*	GTC Biotherapeutics, Inc.	47,267	18,434
* #	GTx, Inc.	78,641	1,110,411
* #	Haemonetics Corp.	74,847	4,420,464
* #	Halozyme Therapeutics, Inc.	113,918	545,667
*	Hanger Orthopedic Group, Inc.	50,852	847,194
*	Harvard Bioscience, Inc.	101,036	313,212
* #	HEALTHSOUTH Corp.	132,207	1,657,876
*	HealthSpring, Inc.	169,270	2,796,340
*	HealthStream, Inc.	68,972	155,187
*	HealthTronics, Inc.	523,363	1,015,324
*	Healthways, Inc.	29,700	299,970
#	Hill-Rom Holdings, Inc.	77,233	1,757,823
*	Hi-Tech Pharmacal Co., Inc.	34,325	250,229
*	HMS Holdings Corp.	65,034	1,610,892
*	Home Diagnostics, Inc.	23,520	204,859
	Hooper Holmes, Inc.	1,214,375	789,344
*	iBioPharma, Inc.	40,600	34,104
*	ICU Medical, Inc.	38,050	1,218,742
*	Idenix Pharmaceuticals, Inc.	105,635	583,105
* #	Idera Pharmaceuticals, Inc.	59,158	575,016
*	IDM Pharma, Inc.	41,681	68,357
* #	Immucor, Inc.	52,961	1,406,115
* #	ImmunoGen, Inc.	74,453	344,717
* ●	Impax Laboratories, Inc.	123,844	990,876
*	Implant Sciences Corp.	37,100	10,388
*	Incyte Corp.	91,640	380,306
*	Infinity Pharmaceuticals, Inc.	143,104	676,882
* #	Integra LifeSciences Holdings	76,058	2,855,217
*	IntegraMed America, Inc.	23,698	122,282
* #	InterMune, Inc.	55,100	811,623
	Invacare Corp.	59,900	1,089,581
*	IRIS International, Inc.	53,024	591,218
* #	Isis Pharmaceuticals, Inc.	239,713	3,370,365
* #	Isolagen, Inc.	85,400	45,262
* #	Kendle International, Inc.	40,903	739,117
*	Kensey Nash Corp.	32,102	815,070
*	Keryx Biopharmaceuticals, Inc.	123,650	19,759
	Kewaunee Scientific Corp.	7,165	64,843
* #	Kindred Healthcare, Inc.	124,778	1,808,033
*	K-V Pharmaceutical Co. Class A	100,948	1,716,116
*	K-V Pharmaceutical Co. Class B	33,002	549,483
*	La Jolla Pharmaceutical Co.	107,662	99,049
#	Landauer, Inc.	25,000	1,351,500
*	Langer, Inc.	33,567	24,840
	LCA-Vision, Inc.	4,852	16,594
*	LHC Group, Inc.	41,643	1,469,165
* #	LifePoint Hospitals, Inc.	84,200	2,018,274
*	Ligand Pharmaceuticals, Inc. Class B	2	4
*	Luminex Corp.	82,443	1,537,562
*	Magellan Health Services, Inc.	88,401	3,265,533
*	Magyar Bancorp, Inc.	1,800	14,454
#	Martek Biosciences Corp.	94,120	2,807,600
*	Matrixx Initiatives, Inc.	27,475	450,315
*	Maxygen, Inc.	334,660	1,402,225
*	MDRNA, Inc.	48,933	17,127

25

* #	Medarex, Inc.	99,062	696,406
*	MedCath Corp.	36,249	558,960
*	Medical Action Industries, Inc.	41,209	473,904
*	Medical Staffing Network Holdings, Inc.	304,540	130,952
*	MediciNova, Inc.	2,914	6,600
* #	Medivation, Inc.	52,814	991,319
*	MEDTOX Scientific, Inc.	23,945	235,858
*	Memory Pharmaceuticals Corp.	151,207	15,121
	Merge Healthcare, Inc.	54,993	51,693
#	Meridian Bioscience, Inc.	107,834	2,650,560
* #	Merit Medical Systems, Inc.	74,276	1,359,251
*	Metropolitan Health Networks, Inc.	142,700	285,400
* #	Micromet, Inc.	44,433	184,397
* #	Molecular Insight Pharmaceuticals, Inc.	4,044	20,220
* #	Molina Healthcare, Inc.	19,300	429,811
*	Monogram Biosciences, Inc.	285,665	142,861
*	MTS Medication Technologies	19,492	76,993
* #	MWI Veterinary Supply, Inc.	27,060	937,088
* #	Nabi Biopharmaceuticals	53,686	210,449
* #	Nanogen, Inc.	94,714	24,626
	National Healthcare Corp.	32,508	1,333,153
	National Research Corp.	24,230	693,705
* #	Natus Medical, Inc.	59,400	908,820
* #	Neogen Corp.	38,456	1,133,298
*	Neopharm, Inc.	81,417	10,666
*	Neurocrine Biosciences, Inc.	635,986	2,626,622
* #	Neurogen Corp.	86,049	14,628
*	NitroMed, Inc.	116,357	40,725
*	North American Scientific, Inc.	6,894	1,724
* #	Northfield Laboratories, Inc.	45,542	39,166
*	Northstar Neuroscience, Inc.	53,275	69,258
* #	NovaMed, Inc.	66,667	236,001
* #	Novavax, Inc.	21,271	47,860
*	Noven Pharmaceuticals, Inc.	29,208	328,590
*	NOVT Corp.	6,450	8,546
*	NPS Pharmaceuticals, Inc.	13,800	96,600
*	Nutraceutical International Corp.	15,076	137,945
* #	NuVasive, Inc.	97,252	4,579,597
* #	Nuvelo, Inc.	137,328	42,709
*	Obagi Medical Products, Inc.	24,073	200,287
*	Odyssey Healthcare, Inc.	20,000	191,800
*	Omnicell, Inc.	68,476	751,866
*	OncoGenex Pharmaceutical, Inc.	3	7
*	Onyx Pharmaceuticals, Inc.	27,853	751,474
* #	Opexa Therapeutics, Inc.	1,600	320
* #	Optimer Pharmaceuticals, Inc.	51,615	214,202
*	Orchid Cellmark, Inc.	203,675	240,337
*	Ore Pharmaceuticals, Inc.	16,491	11,874
*	Orthologic Corp.	102,663	72,891
* #	Oscient Pharmaceuticals Corp.	32,498	24,049
* #	Osiris Therapeutics, Inc.	48,681	738,491
*	Osteotech, Inc.	16,300	51,997
	Owens & Minor, Inc.	119,100	5,153,457
* #	Pain Therapeutics, Inc.	116,922	1,068,667
*	Palomar Medical Technologies, Inc.	23,479	268,600

26

*	Panacos Pharmaceuticals, Inc.	103,464	32,074
*	Parexel International Corp.	156,224	1,624,730
*	PDI, Inc.	261,027	1,265,981
	PDL BioPharma, Inc.	212,467	2,071,553
*	Pharmacopia, Inc.	20,649	18,584
*	Pharmanet Development Group, Inc.	146,824	234,918
* #	PharMerica Corp.	47,910	983,592
*	Phase Forward, Inc.	77,382	1,104,241
*	PHC, Inc.	26,048	51,836
*	PhotoMedex, Inc.	39,358	10,233
* #	Poniard Pharmaceuticals, Inc.	5,813	18,253
*	Pozen, Inc.	73,067	450,823
* #	Progenics Pharmaceuticals, Inc.	14,200	142,142
*	Prospect Medical Holdings, Inc.	23,300	55,920
*	ProxyMed, Inc.	40,279	201
* #	PSS World Medical, Inc.	178,200	3,232,548
	Psychemedics Corp.	7,201	73,594
* #	Psychiatric Solutions, Inc.	35,866	1,193,979
*	QuadraMed Corp.	1	6
* #	Questcor Pharmaceuticals, Inc.	144,592	1,119,142
*	Quidel Corp.	87,035	1,376,023
* #	Quigley Corp.	15,936	58,326
*	Regeneration Technologies, Inc.	94,611	288,564
* #	Regeneron Pharmaceuticals, Inc.	168,037	3,243,114
*	RehabCare Group, Inc.	35,100	601,263
*	Repligen Corp.	99,838	400,350
*	Res-Care, Inc.	74,330	1,145,425
* #	Rigel Pharmaceuticals, Inc.	68,222	594,214
*	Rochester Medical Corp.	26,138	326,725
* #	Rockwell Medical Technologies, Inc.	3,834	9,738
* #	Rural/Metro Corp.	12,052	21,453
*	RXi Pharmaceuticals Corp.	84	773
* #	Sangamo BioSciences, Inc.	98,597	770,043
*	Santarus, Inc.	17,000	28,560
* #	Savient Pharmaceuticals, Inc.	148,646	707,555
* #	Seattle Genetics, Inc.	150,135	1,543,388
* #	Sequenom, Inc.	98,258	1,768,644
*	SeraCare Life Sciences, Inc.	42,521	116,933
*	Signalife, Inc.	1	6
* #	Sirona Dental Systems, Inc.	43,354	692,363
*	Somanetics Corp.	36,579	685,856
* #	Somaxon Pharmaceuticals, Inc.	5,100	4,998
*	SonoSite, Inc.	43,345	913,279
	Span-American Medical System, Inc.	10,492	121,707
*	Spectranetics Corp.	51,082	153,246
*	SRI/Surgical Express, Inc.	12,700	29,210
	Steris Corp.	110,494	3,761,216
* #	Sun Healthcare Group, Inc.	115,092	1,321,256
*	SunLink Health Systems, Inc.	20,348	45,173
*	Sunrise Senior Living, Inc.	5,799	17,513
* #	SurModics, Inc.	51,592	1,367,188
*	Synovis Life Technologies, Inc.	33,839	591,844
* #	Synta Pharmaceuticals Corp.	54,716	387,389
* #	Telik, Inc.	128,964	30,951
* #	The Medicines Co.	153,292	2,671,880

27

*	Theragenics Corp.	582,770	1,136,402
* #	Theravance, Inc.	22,500	152,550
*	Thoratec Corp.	140,143	3,450,321
*	Threshold Pharmaceuticals, Inc.	10,400	4,680
*	Titan Pharmaceuticals, Inc.	58,183	10,473
*	TorreyPines Therapeutics, Inc.	873	297
*	Transcend Services, Inc.	3,262	36,861
*	U.S. Physical Therapy, Inc.	39,561	549,107
* #	United Therapeutics Corp.	68	5,932
*	Urologix, Inc.	131,715	135,666
*	Uroplasty, Inc.	12,269	17,790
	Utah Medical Products, Inc.	13,735	360,818
#	Valeant Pharmaceuticals International	250,587	4,703,518
*	Varian, Inc.	76,999	2,837,413
*	Vascular Solutions, Inc.	44,300	416,863
*	Vermillion, Inc.	7,108	4,976
*	ViroPharma, Inc.	186,174	2,334,622
*	Vision-Sciences, Inc.	4,525	14,254
*	Vital Images, Inc.	27,592	360,076
*	Vivus, Inc.	189,165	1,152,015
*	VNUS Medical Technologies	28,184	434,879
* #	Volcano Corp.	85,268	1,325,917
#	West Pharmaceutical Services, Inc.	87,400	3,489,008
*	Wright Medical Group, Inc.	95,326	2,209,657
* #	XenoPort, Inc.	67,451	2,806,636
	Young Innovations, Inc.	4,443	75,531
*	Zoll Medical Corp.	53,824	1,296,082
Total Health Care			255,156,676

Industrials — (14.1%)
* #	3-D Systems Corp.	13,000	141,310
*	A. T. Cross Co. Class A	32,911	174,428
	A.O. Smith Corp.	61,250	1,932,438
#	AAON, Inc.	51,583	850,604
*	AAR Corp.	64,583	1,032,682
	ABM Industries, Inc.	133,289	2,176,609
*	ACCO Brands Corp.	281,692	794,371
*	Accuride Corp.	62,594	20,030
	Aceto Corp.	69,175	577,611
*	Active Power, Inc.	489,231	205,477
#	Actuant Corp.	149,256	2,676,160
#	Acuity Brands, Inc.	67,099	2,345,781
	Administaff, Inc.	57,000	1,139,430
*	AeroCentury Corp.	1,600	18,000
* #	AeroVironment, Inc.	36,502	1,311,152
*	Air Transport Services Group, Inc.	175,716	57,108
* #	AirTran Holdings, Inc.	252,929	1,034,480
	Alamo Group, Inc.	33,314	419,090
*	Alaska Air Group, Inc.	111,907	2,764,103
#	Albany International Corp. Class A	54,335	791,118
	Alexander & Baldwin, Inc.	41,764	1,332,272
* #	Allegiant Travel Co.	27,074	1,078,357
* #	Allied Defense Group, Inc.	62,974	456,562
*	Altra Holdings, Inc.	64,359	575,369
*	Amerco, Inc.	5,936	268,663

28

	American Ecology Corp.	55,250	969,085
*	American Locker Group, Inc.	300	330
	American Science & Engineering, Inc.	25,100	1,578,790
*	American Superconductor Corp.	98,699	1,234,724
#	American Woodmark Corp.	22,776	422,267
	Ameron International Corp.	24,202	1,137,494
	Ampco-Pittsburgh Corp.	27,455	649,036
* #	AMREP Corp.	6,000	180,660
	Apogee Enterprises, Inc.	66,010	650,859
#	Applied Industrial Technologies, Inc.	98,025	1,979,125
	Applied Signal Technologies, Inc.	38,837	695,959
*	Argan, Inc.	8,615	102,260
*	Argon ST, Inc.	60,525	1,262,552
	Arkansas Best Corp.	65,100	1,900,269
*	Arotech Corp.	34,540	22,106
	Art’s-Way Manufacturing Co., Inc.	400	1,600
*	Astec Industries, Inc.	58,500	1,487,070
*	Astronics Corp.	27,548	344,350
*	Astronics Corp. Class B	6,887	83,126
* #	Atlas Air Worldwide Holding, Inc.	5,100	98,532
*	Avalon Holding Corp. Class A	44,736	71,578
*	Avis Budget Group, Inc.	5,000	8,200
* #	Axsys Technologies, Inc.	32,973	2,177,207
* #	AZZ, Inc.	35,700	1,041,726
	Badger Meter, Inc.	39,995	1,007,874
*	Baker (Michael) Corp.	24,300	579,069
#	Baldor Electric Co.	85,233	1,496,691
*	Baldwin Technology Co., Inc. Class A	3,200	6,336
	Barnes Group, Inc.	144,200	2,092,342
	Barrett Business Services, Inc.	7,800	85,800
* #	Beacon Roofing Supply, Inc.	83,669	1,144,592
	Belden, Inc.	144,122	3,003,502
* #	Blount International, Inc.	86,600	752,554
	BlueLinx Holdings, Inc.	6,100	16,409
	Bowne & Co., Inc.	437,202	3,405,804
	Brady Co. Class A	72,676	2,252,956
*	Breeze-Eastern Corp.	30,955	259,867
*	BTU International, Inc.	18,700	92,752
#	C&D Technologies, Inc.	340,150	1,190,525
	Carlisle Companies, Inc.	83,588	1,943,421
#	Cascade Corp.	34,100	1,125,641
*	Casella Waste Systems, Inc. Class A	40,464	203,939
* #	CBIZ, Inc.	196,795	1,594,040
	CDI Corp.	12,200	158,600
*	Celadon Group, Inc.	61,502	657,456
* #	Cenveo, Inc.	60,500	292,215
* #	Ceradyne, Inc.	58,665	1,378,628
	Champion Industries, Inc.	7,013	22,161
*	Chart Industries, Inc.	8,100	110,322
	Chase Corp.	24,379	355,446
	Chicago Rivet & Machine Co.	800	12,560
	CIRCOR International, Inc.	43,290	1,326,839
#	CLAROC, Inc.	139,800	4,947,522
* #	Clean Harbors, Inc.	55,864	3,663,002
*	Columbus McKinnon Corp.	51,495	722,990

29

*	Comforce Corp.	29,612	28,131
#	Comfort Systems USA, Inc.	110,919	1,034,874
*	Commercial Vehicle Group, Inc.	343,231	456,497
*	Competitive Technologies, Inc.	27,004	39,156
	CompX International, Inc.	6,100	34,648
*	COMSYS IT Partners, Inc.	400	2,432
*	Conrad Industries, Inc.	6,900	69,345
*	Consolidated Graphics, Inc.	2,800	36,428
	Con-way, Inc.	27,249	927,556
* #	Cornell Companies, Inc.	31,600	719,532
#	Corporate Executive Board Co.	13,203	393,845
* #	CoStar Group, Inc.	52,283	1,883,234
*	Covenant Transport Group Class A	220,123	460,057
*	CPI Aerostructures, Inc.	14,666	98,262
*	CRA International, Inc.	4,800	129,888
	Cubic Corp.	72,795	1,619,689
	Curtiss-Wright Corp.	116,200	4,287,780
	Diamond Management & Technology Consultants, Inc.	17,400	69,252
* #	Dollar Thrifty Automotive Group, Inc.	48,295	78,238
	Ducommun, Inc.	31,110	628,111
*	DXP Enterprises, Inc.	29,400	410,424
*	Dynamex, Inc.	30,416	742,455
* #	DynCorp International, Inc. Class A	104,519	1,381,741
*	Eagle Test Systems, Inc.	43,770	662,678
	Eastern Co.	8,215	96,526
	Ecology & Environment, Inc. Class A	4,436	44,360
	Electro Rent Corp.	69,056	827,981
*	EMCOR Group, Inc.	176,300	3,132,851
#	Encore Wire Corp.	54,669	1,048,005
* #	Ener1, Inc.	134,800	1,055,484
*	EnerSys Inc.	129,200	1,708,024
*	ENGlobal Corp.	79,900	350,761
	Ennis, Inc.	62,200	732,094
*	EnPro Industries, Inc.	54,400	1,208,224
*	Environmental Tectonics Corp.	7,400	10,360
*	ESCO Technologies, Inc.	70,700	2,439,150
	Espey Manufacturing & Electronics Corp.	9,085	178,975
*	Esterline Technologies Corp.	69,800	2,516,290
* #	Evergreen Solar, Inc.	100,000	379,000
*	Exide Technologies	20,892	99,237
*	Exponent, Inc.	40,910	1,203,981
* #	ExpressJet Holdings, Inc.	102,193	176,794
	Federal Signal Corp.	298,025	2,536,193
*	First Aviation Services, Inc.	6,000	8,700
* #	Flanders Corp.	63,897	396,161
* #	Flow International Corp.	10,400	39,936
#	Forward Air Corp.	82,900	2,169,493
	Franklin Electric Co., Inc.	62,020	2,614,763
	Frozen Food Express Industries, Inc.	196,042	1,135,083
* #	Fuel Tech, Inc.	39,500	464,125
*	Furmanite Corp.	96,670	773,360
	G & K Services, Inc. Class A	225,665	5,097,772
*	Gardner Denver Machinery, Inc.	28,476	729,555
	GATX Corp.	50,690	1,447,200
* #	Genesee & Wyoming, Inc.	103,575	3,454,226

30

*	GeoEye, Inc.	35,248	762,767
#	Gorman-Rupp Co.	45,668	1,436,259
*	GP Strategies Corp.	48,452	291,681
*	Graftech International, Ltd.	231,000	1,873,410
	Graham Corp.	10,990	230,790
#	Granite Construction, Inc.	121,200	4,323,204
	Great Lakes Dredge & Dock Corp.	12,381	55,467
	Greenbrier Companies, Inc.	199,489	1,645,784
*	Griffon Corp.	455,920	3,847,965
	Hardinge, Inc.	146,298	1,019,697
* #	Hawaiian Holdings, Inc.	132,675	928,725
#	Healthcare Services Group, Inc.	115,563	1,913,723
#	Heartland Express, Inc.	264,941	4,064,195
#	HEICO Corp.	58,800	2,262,036
	HEICO Corp. Class A	41,263	1,158,252
#	Heidrick & Struggles International, Inc.	43,007	1,037,759
*	Henry Bros. Electronics, Inc.	13,944	84,361
*	Herley Industries, Inc.	37,000	492,100
#	Herman Miller, Inc.	107,970	2,375,340
* #	Hexcel Corp.	76,100	1,004,520
*	Hill International, Inc.	105,519	662,659
	Hi-Shear Technology Corp.	21,962	220,718
#	HNI Corp.	14,300	261,976
* #	Hoku Scientific, Inc.	25,565	126,547
	Houston Wire & Cable Co.	24,602	283,415
*	Hub Group, Inc. Class A	106,176	3,339,235
*	Hudson Highland Group, Inc.	560	2,934
*	Hudson Technologies, Inc.	3,900	4,212
*	Hurco Companies, Inc.	16,560	372,600
* #	Huron Consulting Group, Inc.	36,610	1,990,486
*	Huttig Building Products, Inc.	252,115	279,848
*	ICF International, Inc.	4,575	85,004
*	ICT Group, Inc.	5,300	27,931
*	II-VI, Inc.	80,104	2,250,121
	IKON Office Solutions, Inc.	297,560	5,126,959
* #	InnerWorkings, Inc.	83,215	578,344
*	Innotrac Corp.	16,000	42,560
	Innovative Solutions & Support, Inc.	21,850	134,378
*	Insituform Technologies, Inc. Class A	35,519	477,020
*	Integrated Electrical Services, Inc.	15,172	185,554
* #	InterDigital, Inc.	135,597	2,953,303
*	Interline Brands, Inc.	65,738	699,452
*	International Shipholding Corp.	19,600	481,964
*	Intersections, Inc.	47,970	402,948
* #	JetBlue Airways Corp.	197,368	1,095,392
*	JPS Industries, Inc.	8,700	47,850
*	Kadant, Inc.	20,600	338,664
	Kaman Corp. Class A	67,300	1,718,169
	Kaydon Corp.	74,612	2,492,787
	Kelly Services, Inc. Class A	83,666	1,191,404
	Kelly Services, Inc. Class B	350	4,988
*	Key Technology, Inc.	14,902	241,263
*	Kforce, Inc.	107,505	846,064
#	Knight Transportation, Inc.	227,179	3,612,146
	Knoll, Inc.	71,600	1,035,336

31

*	Korn/Ferry International	109,900	1,526,511
* #	K-Tron International, Inc.	10,388	976,368
*	L.B. Foster Co. Class A	9,200	253,000
	L.S. Starrett Co. Class A	12,808	181,874
*	LaBarge, Inc.	43,810	602,388
*	Ladish Co., Inc.	30,400	517,712
	Lawson Products, Inc.	29,775	887,295
* #	Layne Christensen Co.	42,028	1,104,496
*	Learning Tree International, Inc.	27,481	350,383
#	Lennox International, Inc.	86,399	2,576,418
*	LGL Group, Inc.	4,660	20,970
*	Limco-Piedmont, Inc.	1,100	3,905
#	Lindsay Corp.	32,600	1,551,108
*	LMI Aerospace, Inc.	32,041	489,266
	LSI Industries, Inc.	24,799	194,672
*	Lydall, Inc.	91,229	606,673
*	M&F Worldwide Corp.	53,200	1,226,260
*	Mac-Gray Corp.	25,646	194,653
*	Magnetek, Inc.	436,280	938,002
*	Manitex International, Inc.	6,890	12,058
*	Marten Transport, Ltd.	58,082	1,067,547
*	Maxco, Inc.	3,000	10,110
	McGrath Rentcorp	69,314	1,576,200
*	Meadow Valley Corp.	2,300	16,077
* #	Media Sciences International, Inc.	2,800	3,528
*	Medialink Worldwide, Inc.	20,206	2,829
*	Merrimac Industries, Inc.	12,771	38,952
* #	Mesa Air Group, Inc.	613,206	226,886
	Met-Pro Corp.	47,157	550,794
*	MFRI, Inc.	14,905	105,378
* #	Middleby Corp.	36,274	1,465,107
#	Mine Safety Appliances Co.	98,200	2,651,400
*	Misonix, Inc.	92,109	188,823
*	Mobile Mini, Inc.	76,930	1,292,424
*	Moog, Inc. Class A	98,046	3,443,376
*	Moog, Inc. Class B	7,758	272,616
	Mueller Industries, Inc.	55,345	1,265,740
	Mueller Water Products, Inc.	12,000	84,000
	Mueller Water Products, Inc. Class B	83,517	549,542
	Multi-Color Corp.	33,680	663,496
	NACCO Industries, Inc. Class A	9,945	612,711
*	Nashua Corp.	67,920	464,573
*	National Patent Development Corp.	13,860	20,790
	National Technical Systems, Inc.	20,700	88,286
* #	Navigant Consulting, Inc.	145,200	2,347,884
* #	NCI Building Systems, Inc.	234,062	4,355,894
	Nordson Corp.	92,150	3,403,100
*	North America Galvanizing & Coatings, Inc.	40,667	149,248
* #	Odyssey Marine Exploration, Inc.	133,967	506,395
* #	Old Dominion Freight Line, Inc.	98,622	2,992,191
	Omega Flex, Inc.	24,600	526,194
*	On Assignment, Inc.	62,015	403,098
*	Orbit International Corp.	1,977	5,022
*	Orbital Sciences Corp.	162,552	3,330,690
*	P.A.M. Transportation Services, Inc.	76,987	668,247

32

	Pacer International, Inc.	47,099	531,748
*	Paragon Technologies, Inc.	2,950	11,638
*	Park-Ohio Holdings Corp.	135,959	1,031,929
*	Patrick Industries, Inc.	8,995	17,270
* #	Patriot Transportation Holding, Inc.	11,632	814,240
*	Perini Corp.	60,500	1,150,710
*	PGT, Inc.	88,192	182,557
* #	PHH Corp.	1,090,949	8,793,049
*	Pike Electric Corp.	5,700	49,875
*	Pinnacle Airlines Corp.	64,200	175,266
* #	Plug Power, Inc.	712,637	698,384
* #	PMFG, Inc.	39,396	427,841
*	Point Blank Solutions, Inc.	91,550	45,775
	Portec Rail Products, Inc.	225	1,514
*	Powell Industries, Inc.	31,883	590,154
	Preformed Line Products Co.	15,605	624,200
* #	Protection One, Inc.	35,346	259,793
	Providence & Worcester Railroad Co.	4,200	58,800
#	Quanex Building Products Corp.	94,272	863,532
#	Raven Industries, Inc.	49,230	1,584,714
*	RBC Bearings, Inc.	29,299	695,265
*	RCM Technologies, Inc.	157,393	179,428
	Regal-Beloit Corp.	84,204	2,741,682
*	Republic Airways Holdings, Inc.	86,978	1,300,321
*	Resources Connection, Inc.	120,636	2,091,828
#	Robbins & Myers, Inc.	96,400	1,966,560
#	Rollins, Inc.	292,175	5,133,515
*	Rush Enterprises, Inc. Class A	68,796	644,619
*	Rush Enterprises, Inc. Class B	40,331	430,332
*	Saia, Inc.	172,700	1,832,347
	Schawk, Inc.	41,796	548,781
* #	School Specialty, Inc.	223,928	4,702,488
*	Schuff International, Inc.	6,700	107,200
	Servidyne, Inc.	346	1,342
	Servotronics, Inc.	1,300	7,670
*	SIFCO Industries, Inc.	5,415	30,866
*	Simclar, Inc.	6,300	8,568
#	Simpson Manufacturing Co., Inc.	127,341	2,933,937
	SkyWest, Inc.	163,073	2,512,955
*	SL Industries, Inc.	5,800	61,480
*	SmartPros, Ltd.	10,300	30,540
*	SPACEHAB, Inc.	1,822	656
*	Sparton Corp.	1,803	3,660
*	Spherion Corp.	1,135,613	3,611,249
*	Spherix, Inc.	37,595	26,317
* #	Spire Corp.	24,326	210,420
*	Standard Parking Corp.	52,371	1,097,696
	Standard Register Co.	12,800	104,064
	Standex International Corp.	34,100	880,121
*	Stanley, Inc.	39,300	1,346,418
#	Steelcase, Inc. Class A	164,991	1,534,416
*	Sterling Construction Co., Inc.	24,300	321,003
#	Sun Hydraulics, Inc.	43,103	902,577
	Supreme Industries, Inc.	112,481	163,097
	Sypris Solutions, Inc.	322,527	299,950

33

#	TAL International Group, Inc.	35,950	595,332
* #	Team, Inc.	41,700	1,158,009
*	TeamStaff, Inc.	13,988	26,577
	Tech/Ops Sevcon, Inc.	8,183	39,278
	Technology Research Corp.	85,112	144,690
	Tecumseh Products Co. Class A	35,140	650,793
*	Tecumseh Products Co. Class B	3,375	56,025
*	Teledyne Technologies, Inc.	95,800	4,365,606
	Tennant Co.	49,600	1,244,464
*	Tetra Tech, Inc.	153,296	3,370,979
* #	The GEO Group, Inc.	108,400	1,914,344
*	Thomas & Betts Corp.	18,700	444,125
#	Titan International, Inc.	89,225	1,031,441
	Todd Shipyards Corp.	18,098	226,225
	Toro Co.	73,254	2,464,265
*	Trailer Bridge, Inc.	8,400	37,800
* #	TransDigm Group, Inc.	75,882	2,287,083
*	TRC Companies, Inc.	394,854	714,686
	Tredegar Industries, Inc.	86,991	1,280,508
* #	Trex Co., Inc.	43,500	709,485
	Triumph Group, Inc.	41,975	1,841,024
*	TrueBlue, Inc.	78,000	649,740
*	Tufco Technologies, Inc.	4,700	16,215
*	TurboChef Technologies, Inc.	87,238	438,807
	Twin Disc, Inc.	10,200	79,050
*	Ultralife Corp.	8,300	72,127
*	United Rentals, Inc.	21,560	220,990
* #	United Stationers, Inc.	76,209	2,849,455
#	Universal Forest Products, Inc.	100,667	2,380,775
*	Universal Power Group, Inc.	6,700	8,978
*	Universal Security Instruments, Inc.	5	16
*	Universal Truckload Services, Inc.	20,800	317,824
*	UQM Technologies, Inc.	25,600	56,320
*	US Airways Group, Inc.	8,400	85,176
*	USA Truck, Inc.	15,535	229,452
* #	Valence Technology, Inc.	19,099	43,928
#	Valmont Industries, Inc.	21,325	1,168,184
	Valpey Fisher Corp.	8,710	17,420
*	Versar, Inc.	24,600	93,480
#	Viad Corp.	56,800	1,241,080
	Vicor Corp.	4,100	28,659
*	Volt Information Sciences, Inc.	265,423	2,030,486
	VSE Corp.	11,566	379,249
	Wabash National Corp.	512,768	3,117,629
*	Waste Connections, Inc.	50	1,693
#	Watsco, Inc. Class A	64,000	2,629,760
	Watsco, Inc. Class B	4,900	196,000
	Watson Wyatt Worldwide, Inc.	5,000	212,350
#	Watts Water Technologies, Inc.	82,680	2,185,232
*	WCA Waste Corp.	53,626	174,285
	Werner Enterprises, Inc.	203,184	3,986,470
	Western Refining, Inc.	800	5,336
*	Willdan Group, Inc.	5,300	11,687
*	Willis Lease Finance Corp.	19,095	243,270
	Woodward Governor Co.	89,099	2,860,078

34

	WSI Industries, Inc.	1,900	8,341
* #	YRC Worldwide, Inc.	690,141	3,160,846
*	Zareba Systems, Inc.	300	402
Total Industrials			358,608,194

Information Technology — (13.4%)
*	3Com Corp.	511,757	1,397,097
*	Acacia Research	82,560	213,005
* #	ACI Worldwide, Inc.	57,939	793,764
*	Actel Corp.	39,340	475,621
*	ActivIdentity Corp.	870,593	1,741,186
*	Actuate Corp.	122,000	346,480
#	Acxiom Corp.	172,979	1,359,615
*	Adaptec, Inc.	4,400	14,124
*	Adept Technology, Inc.	13,403	76,665
#	Adtran, Inc.	210,232	3,195,526
* #	Advanced Energy Industries, Inc.	78,064	832,943
* #	Advanced Photonix, Inc.	5,345	6,414
* #	Advent Software, Inc.	76,915	1,441,387
*	Aehr Test Systems	5,400	14,796
	Agilysys, Inc.	232,109	933,078
*	Airspan Networks, Inc.	124,100	34,748
* ●	Allen Organ Co. Escrow	800	7,270
*	Allied Motion Technologies, Inc.	2,800	8,204
	American Software, Inc. Class A	58,905	268,018
*	Amkor Technology, Inc.	308,919	1,254,211
*	Amtech Systems, Inc.	24,270	155,571
* #	Anadigics, Inc.	22,800	40,128
*	Analysts International Corp.	323,951	278,598
*	Anaren, Inc.	41,600	517,920
*	Anixter International, Inc.	4,700	157,967
*	Ansys, Inc.	17	487
*	Applied Micro Circuits Corp.	190,714	974,549
* #	Ariba, Inc.	140,674	1,505,212
* #	Arris Group, Inc.	243,728	1,684,160
*	Art Technology Group, Inc.	339,807	662,624
*	Aruba Networks, Inc.	41,000	127,510
*	ASA International, Ltd.	640	1,600
*	Aspen Technology, Inc.	266,089	2,083,477
*	Astea International, Inc.	2,800	9,492
	Astro-Med, Inc.	12,508	88,306
*	Asyst Technologies, Inc.	156,000	98,280
* #	Atheros Communications	149,696	2,690,037
	Atlantic Tele-Network, Inc.	28,983	705,156
*	Atmel Corp.	535,311	2,221,541
*	ATMI, Inc.	27,033	328,721
*	Authentidate Holding Corp.	97,700	37,126
*	Autobytel, Inc.	769,313	600,064
* #	Avanex Corp.	70	217
* #	Avid Technology, Inc.	116,463	1,727,146
*	Aviza Technology, Inc.	67,130	10,070
* #	Avocent Corp.	30,610	459,762
#	AVX Corp.	31,000	279,620
*	Aware, Inc.	22,700	51,075
*	Axcelis Technologies, Inc.	305,496	134,418

35

*	Axesstel, Inc.	33,683	13,473
*	AXS-One, Inc.	18,400	3,680
*	AXT, Inc.	409,389	650,929
* #	Bankrate, Inc.	54,357	1,788,889
* #	BearingPoint, Inc.	586,461	129,021
	Bel Fuse, Inc. Class A	8,710	181,342
	Bel Fuse, Inc. Class B	26,643	578,153
*	Bell Microproducts, Inc.	94,771	85,294
*	Benchmark Electronics, Inc.	45,071	540,401
*	BigBand Networks, Inc.	15,600	57,720
*	Bitstream, Inc.	7,200	30,456
	Black Box Corp.	45,502	1,383,716
	Blackbaud, Inc.	3,272	49,734
* #	Blackboard, Inc.	85,864	2,101,951
*	Blonder Tongue Laboratories, Inc.	20,136	17,117
*	Blue Coat Systems, Inc.	79,472	1,072,872
	Bogen Communications International, Inc.	11,900	48,790
*	Bookham, Inc.	549,250	296,595
*	Borland Software Corp.	1,324,342	1,986,513
*	Bottomline Technologies, Inc.	28,409	223,863
*	Brightpoint, Inc.	112,370	647,251
* #	BroadVision, Inc.	4,455	45,442
*	BSQUARE Corp.	30,268	85,961
*	Cabot Microelectronics Corp.	47,500	1,364,675
*	CACI International, Inc. Class A	56,746	2,336,800
*	CalAmp Corp.	461,446	359,928
*	California Micro Devices Corp.	14,800	35,076
*	CallWave, Inc.	256,118	279,169
*	Captaris, Inc.	89,978	428,295
*	Cascade Microtech, Inc.	41,199	131,837
	Cass Information Systems, Inc.	16,615	577,371
*	Catapult Communications Corp.	246,220	1,051,359
* #	Cavium Networks, Inc.	3,800	48,412
*	CEVA, Inc.	61,567	523,320
*	Checkpoint Systems, Inc.	102,900	1,297,569
*	Cherokee International Corp.	62,569	183,953
*	Ciber, Inc.	97,336	525,614
*	Cirrus Logic, Inc.	109,220	626,923
*	Clarus Corp.	32,100	160,500
*	Clearfield, Inc.	87,411	83,040
* #	Cogent, Inc.	44,215	404,125
#	Cognex Corp.	54,840	878,537
*	Coherent, Inc.	78,193	1,978,283
	Cohu, Inc.	46,498	657,482
*	Comarco, Inc.	34,669	39,349
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	8,650	69,200
* #	CommVault Systems, Inc.	45,895	491,077
*	Computer Task Group, Inc.	47,700	238,023
* #	Comtech Telecommunications Corp.	65,100	3,152,142
* #	Concur Technologies, Inc.	107,483	2,711,796
*	Conexant Systems, Inc.	75,107	116,416
*	Convergys Corp.	164,815	1,267,427
*	Cray, Inc.	50,604	158,897
* #	Cree, Inc.	1,900	37,297

36

* #	CSG Systems International, Inc.	123,232	2,049,348
*	CSP, Inc.	8,385	31,234
	CTS Corp.	55,159	385,561
*	CVD Equipment Corp.	11,029	27,462
*	CyberOptics Corp.	14,954	115,744
*	CyberSource Corp.	188,388	2,288,914
*	Cymer, Inc.	85,386	2,089,395
#	Daktronics, Inc.	115,216	1,147,551
*	Data I/O Corp.	7,300	20,805
*	Datalink Corp.	21,400	65,912
	Dataram Corp.	75,582	96,745
* #	DataTRAK International, Inc.	2,915	641
*	Datawatch Corp.	3,832	5,135
*	DDi Corp.	38,136	170,849
*	Digi International, Inc.	76,915	787,610
*	Digimarc Corp.	18,275	182,750
*	Digital Angel Corp.	171,192	35,950
* #	Digital River, Inc.	70,860	1,755,911
*	Diodes, Inc.	36,309	358,733
*	Ditech Networks, Inc.	98,647	81,877
*	DivX, Inc.	12,700	88,646
*	Dot Hill Systems Corp.	867,402	1,032,208
*	Double-Take Software, Inc.	23,182	171,547
*	DSP Group, Inc.	255,246	1,608,050
* #	DTS, Inc.	50,689	1,046,728
*	Dycom Industries, Inc.	120,801	1,072,713
*	Dynamics Research Corp.	101,182	779,101
* #	EarthLink, Inc.	348,197	2,402,559
*	Easylink Services International Corp.	3,800	8,094
* #	Ebix, Inc.	900	22,887
*	Echelon Corp.	66,235	538,491
*	EDCI Holdings, Inc.	20,657	65,070
*	EDGAR Online, Inc.	21,300	31,737
*	Edgewater Technology, Inc.	191,311	411,319
*	Elecsys Corp.	10,467	51,812
*	Electroglas, Inc.	56,795	37,485
* #	eLoyalty Corp.	7,200	23,400
* #	EMCORE Corp.	147,150	523,854
*	EMS Technologies, Inc.	42,168	881,311
*	Emulex Corp.	154,900	1,471,550
*	En Pointe Technologies, Inc.	6,100	6,100
*	Entegris, Inc.	354,394	953,320
*	Entorian Technologies, Inc.	127,140	64,841
*	Entrust, Inc.	15,500	21,700
*	Epicor Software Corp.	157,522	1,110,530
*	EPIQ Systems, Inc.	80,149	1,089,225
*	ePlus, Inc.	14,390	121,739
*	Euronet Worldwide, Inc.	50,927	607,050
*	Evans & Sutherland Computer Corp.	11,143	9,082
*	Evolving Systems, Inc.	11,000	12,210
*	Exar Corp.	850,992	5,684,627
#	Fair Isaac Corp.	3,200	49,888
* #	FalconStor Software, Inc.	18,005	54,195
*	Faro Technologies, Inc.	32,660	495,452
* #	FEI Co.	92,550	1,944,476

37

*	Forgent Networks, Inc.	67,680	12,176
* #	FormFactor, Inc.	91,334	1,591,038
* #	Forrester Research, Inc.	62,587	1,755,565
*	FortuNet, Inc.	11,030	45,113
*	Foundry Networks, Inc.	53	787
	Frequency Electronics, Inc.	125,728	541,888
*	FSI International, Inc.	77,271	37,863
*	Gartner Group, Inc.	32,000	588,800
*	Gerber Scientific, Inc.	178,817	854,745
*	Giga-Tronics, Inc.	3,942	3,627
*	Globecomm Systems, Inc.	23,474	184,975
*	Glu Mobile, Inc.	6,246	5,559
*	GSE Systems, Inc.	38,896	233,376
*	GSI Technology, Inc.	27,287	95,505
*	GTSI Corp.	97,583	566,957
*	Hackett Group, Inc.	132,933	396,140
*	Halifax Corp.	12,629	8,525
*	Harmonic, Inc.	258,591	1,838,582
*	Harris Stratex Networks, Inc. Class A	5,881	38,991
#	Heartland Payment Systems, Inc.	102,197	1,779,250
*	hi/fn, inc.	244,585	648,150
* #	Hittite Microwave Corp.	59,536	1,950,995
*	Hutchinson Technology, Inc.	497,377	3,402,059
*	Hypercom Corp.	964,468	1,880,713
* #	i2 Technologies, Inc.	59,300	845,025
*	iCAD, Inc.	3,500	8,890
*	iGATE Capital Corp.	144,565	981,596
*	Ikanos Communications, Inc.	245,290	370,388
*	I-many, Inc.	110,892	19,961
*	Immersion Corp.	75,600	391,608
*	InFocus Corp.	795,204	707,732
	infoGROUP, Inc.	31,862	142,105
*	Informatica Corp.	245,857	3,454,291
	InfoSpace, Inc.	655,004	5,613,384
*	Innodata Isogen, Inc.	25,900	42,476
*	Innovex, Inc.	28,351	5,103
*	InPlay Technologies, Inc.	100	15
*	Insight Enterprises, Inc.	123,941	1,205,946
*	InsWeb Corp.	1,533	4,584
	Integral Systems, Inc.	61,350	1,507,370
*	Integrated Device Technology, Inc.	139,501	887,226
*	Integrated Silicon Solution, Inc.	434,263	786,016
*	Intelligent Systems Corp.	34,437	58,543
*	Intelligroup, Inc.	29,800	50,064
*	Interactive Intelligence, Inc.	40,441	297,241
*	Interlink Electronics, Inc.	23,100	5,082
* #	Intermec, Inc.	169,500	2,198,415
*	International Rectifier Corp.	109,200	1,686,048
*	Internet Brands, Inc.	17,300	112,277
*	Internet Capital Group, Inc.	305,897	1,749,731
*	Interwoven, Inc.	132,523	1,671,115
*	Intest Corp.	45,877	35,784
*	Intevac, Inc.	47,436	369,052
*	IntriCon Corp.	15,310	80,378
*	INX, Inc.	3,500	20,020

38

*	iPass, Inc.	535,797	1,018,014
*	iPCS, Inc.	500	8,160
* #	IPG Photonics Corp.	71,744	1,018,765
*	Isilon Systems, Inc.	44,750	153,045
*	Iteris, Inc.	19,424	28,942
*	Ixia	134,928	898,620
	IXYS Corp.	93,924	745,757
* #	j2 Global Communications, Inc.	133,364	2,149,828
#	Jack Henry & Associates, Inc.	91,511	1,739,624
*	Jaco Electronics, Inc.	66,196	58,915
*	JDA Software Group, Inc.	55,312	789,855
*	Jupitermedia Corp.	186,147	105,154
* #	Kemet Corp.	190,656	112,487
*	Keynote Systems, Inc.	33,400	327,320
*	Kopin Corp.	225,067	522,155
*	Kratos Defense & Security Solutions, Inc.	26,828	39,705
*	KVH Industries, Inc.	14,300	83,798
* #	L-1 Identity Solutions, Inc.	196,839	1,614,080
*	Lantronix, Inc.	14,000	7,000
*	Lattice Semiconductor Corp.	2,063,426	3,879,241
*	Lawson Software, Inc.	536,360	2,853,435
*	Leadis Technolgies, Inc.	18,119	12,140
*	LeCroy Corp.	220,102	1,093,907
*	LightPath Technologies, Inc.	1,850	1,499
*	Littlefuse, Inc.	51,600	962,856
*	Logic Devices, Inc.	6,400	5,504
*	LogicVision, Inc.	19,976	10,388
*	Logility, Inc.	25,287	134,021
*	LoJack Corp.	3,800	16,606
*	Loral Space & Communications, Inc.	184,868	2,125,982
*	LTX-Credence Corp.	1,396,379	865,755
*	Lumera Corp.	60,684	21,239
* #	Luna Innovations, Inc.	6,456	16,979
*	Macrovision Solutions Corp.	170,157	1,885,340
*	Management Network Group, Inc.	224,773	191,057
* #	Manhattan Associates, Inc.	72,894	1,225,348
*	ManTech International Corp. Class A	10,485	565,561
*	Mastec, Inc.	180,450	1,573,524
*	Mastech Holdings, Inc.	27	42
#	Maximus, Inc.	59,200	1,890,848
* #	Maxwell Technologies, Inc.	31,179	282,794
*	MDI, Inc.	9,933	3,477
*	Measurement Specialties, Inc.	8,760	93,557
*	Mechanical Technology, Inc.	7	8
	MedQuist, Inc.	15,960	62,404
* #	Mentor Graphics Corp.	113,227	831,086
*	Mercury Computer Systems, Inc.	358,437	2,573,578
*	Merix Corp.	381,315	217,350
	Mesa Laboratories, Inc.	11,438	205,884
	Methode Electronics, Inc.	42,400	321,816
	Micrel, Inc.	154,373	1,134,642
* #	Microsemi Corp.	193,402	4,204,559
*	MicroStrategy, Inc.	26,300	1,035,431
* #	Mindspeed Technologies, Inc.	4	6
*	MIPS Technologies, Inc.	133,600	372,744

39

*	MKS Instruments, Inc.	153,686	2,850,875
	Mocon, Inc.	20,958	178,143
*	ModusLink Global Solutions, Inc.	617,089	3,431,015
*	Monolithic Power Systems	85,019	1,444,473
* #	MoSys, Inc.	35,027	133,103
*	MPS Group, Inc.	266,800	2,078,372
* #	MRV Communications, Inc.	739,416	547,094
*	MSC.Software Corp.	38,500	331,100
*	MTM Technologies, Inc.	306	370
	MTS Systems Corp.	49,787	1,617,082
*	Nanometrics, Inc.	286,145	351,958
*	Napco Security Systems, Inc.	9,511	19,402
*	NCI, Inc.	21,183	504,155
* #	Neonode, Inc.	292	23
*	NETGEAR, Inc.	28,593	315,953
* #	NetLogic Microsystems, Inc.	55,978	1,182,255
*	NetScout Systems, Inc.	86,150	828,763
*	Network Engines, Inc.	124,077	50,872
*	Newport Corp.	6,218	44,707
	NIC, Inc.	175,465	942,247
*	Nu Horizons Electronics Corp.	312,815	588,092
*	NumereX Corp. Class A	26,866	115,524
*	NYFIX, Inc.	69,114	107,127
	O.I. Corp.	6,740	61,064
*	OmniVision Technologies, Inc.	74,300	601,087
*	Omtool, Ltd.	3,470	4,338
* #	ON Semiconductor Corp.	36,684	187,455
*	Online Resources Corp.	37,100	129,850
*	Onvia, Inc.	3,978	13,525
	Openwave Systems, Inc.	882,755	662,066
*	OPNET Technologies, Inc.	58,911	744,046
*	Opnext, Inc.	69,409	277,636
*	OPTi, Inc.	11,000	18,700
*	Optical Cable Corp.	15,754	72,311
* #	Orbcomm, Inc.	20,200	60,600
*	Orthovita, Inc.	76,703	210,166
*	OSI Systems, Inc.	41,500	477,250
*	Overland Storage, Inc.	219,703	59,320
* #	OYO Geospace Corp.	8,600	246,562
* #	Palm, Inc.	230,696	920,477
*	PAR Technology Corp.	30,885	152,881
*	Parametric Technology Corp.	210,113	2,729,368
	Park Electrochemical Corp.	51,950	1,123,159
* #	ParkerVision, Inc.	33,786	169,268
*	PC Connection, Inc.	36,900	222,876
	PC-Tel, Inc.	61,900	363,353
*	PDF Solutions, Inc.	1,059	3,177
*	Peerless Systems Corp.	22,500	42,525
	Pegasystems, Inc.	94,167	1,231,704
*	Perceptron, Inc.	14,618	61,980
* #	Perficient, Inc.	47,237	259,331
*	Performance Technologies, Inc.	130,190	404,891
*	Pericom Semiconductor Corp.	58,436	455,801
*	Perot Systems Corp.	171,737	2,471,295
*	Pervasive Software, Inc.	42,607	176,819

40

*	Pfsweb, Inc.	6,817	12,680
*	Phoenix Technologies, Ltd.	55,836	246,795
*	Photronics, Inc.	115,006	79,354
*	Physicians Formula Holdings, Inc.	27,145	95,822
*	Pixelworks, Inc.	3	3
*	Planar Systems, Inc.	301,370	602,740
*	PlanetOut, Inc.	22,918	36,669
	Plantronics, Inc.	144,900	2,092,356
*	PLATO Learning, Inc.	342,530	589,152
*	Plexus Corp.	74,361	1,387,576
*	PLX Technology, Inc.	11,700	40,248
*	PMC-Sierra, Inc.	594,654	2,782,981
*	Power Integrations, Inc.	68,800	1,444,112
* #	Powerwave Technologies, Inc.	1,931,124	1,834,568
*	Presstek, Inc.	22,800	95,304
* ●	Price Communications Liquidation Trust	159,870	21,835
* #	Progress Software Corp.	107,903	2,475,295
	QAD, Inc.	34,976	178,378
#	Quality Systems, Inc.	72,918	2,806,614
	Qualstar Corp.	1,200	2,652
*	Quantum Corp.	537,758	155,950
*	Quest Software, Inc.	296,730	3,931,673
*	QuickLogic Corp.	77,495	75,170
*	Rackable Systems, Inc.	23,500	167,555
*	Radiant Systems, Inc.	34,744	183,101
*	RadiSys Corp.	168,007	1,070,205
*	Ramtron International Corp.	63,900	149,526
*	RealNetworks, Inc.	375,119	1,605,509
* #	Research Frontiers, Inc.	4,300	16,469
	RF Industries, Ltd.	5,641	25,385
* #	RF Micro Devices, Inc.	73,595	146,454
*	RF Monolithics, Inc.	23,489	12,449
	Richardson Electronics, Ltd.	62,080	311,642
*	Rimage Corp.	7,400	109,076
*	Riverbed Technology, Inc.	98,641	1,235,972
*	Rofin-Sinar Technologies, Inc.	83,154	1,853,503
*	Rogers Corp.	37,200	1,119,720
*	Rudolph Technologies, Inc.	577,321	1,934,025
*	S1 Corp.	176,311	1,105,470
*	Saba Software, Inc.	16	26
*	Safeguard Scientifics, Inc.	223,982	176,946
*	Sanmina-SCI Corp.	434,058	325,544
*	Sapient Corp.	339,907	1,866,089
* #	SatCon Technology Corp.	101,496	159,349
*	ScanSource, Inc.	70,300	1,394,752
*	Schmitt Industries, Inc.	2,366	11,818
*	Scientific Learning Corp.	7,350	17,199
*	SCM Microsystems, Inc.	50,472	100,439
*	SeaChange International, Inc.	79,673	608,702
*	Secure Computing Corp.	176,742	1,000,360
*	Selectica, Inc.	74,160	79,351
*	Semitool, Inc.	27,760	164,062
* #	Semtech Corp.	98,816	1,197,650
*	SI International, Inc.	32,743	942,998
* #	Sigma Designs, Inc.	56,200	623,258

41

*	Sigmatron International, Inc.	2,200	7,348
*	Silicon Image, Inc.	22,789	104,146
* #	Silicon Laboratories, Inc.	92,924	2,412,307
*	Silicon Storage Technology, Inc.	90,400	284,760
*	Simulations Plus, Inc.	36,778	44,134
* #	Skyworks Solutions, Inc.	466,293	3,324,669
* #	Smith Micro Software, Inc.	18,300	114,375
*	Soapstone Networks, Inc.	171,954	495,228
*	Sonic Foundry, Inc.	110,100	57,252
*	SonicWALL, Inc.	60,100	269,248
*	Sourcefire, Inc.	24,200	153,428
*	Spansion, Inc.	75,008	46,505
*	Spectrum Control, Inc.	65,033	405,156
* #	SPSS, Inc.	52,242	1,220,373
*	SRA International, Inc.	114,700	2,119,656
*	SRS Labs, Inc.	30,438	155,538
*	Stamford Industrial Group, Inc.	12,100	9,559
*	Standard Microsystems Corp.	60,217	1,084,508
	StarTek, Inc.	143,643	475,458
* #	STEC, Inc.	131,815	724,983
*	SteelCloud, Inc.	9,647	5,692
* #	Stratasys, Inc.	58,900	711,512
*	SumTotal Systems, Inc.	67,894	217,940
*	Sunair Electronics, Inc.	14,901	30,547
*	Sunrise Telecom, Inc.	18,500	6,845
* #	Supertex, Inc.	36,000	868,320
*	SupportSoft, Inc.	39,000	97,500
*	Sycamore Networks, Inc.	733,288	2,449,182
*	Sykes Enterprises, Inc.	115,587	1,844,769
*	Symmetricom, Inc.	496,075	2,207,534
* #	Synaptics, Inc.	105,950	3,272,796
*	SYNNEX Corp.	76,400	1,178,852
#	Syntel, Inc.	108,782	2,705,408
	Taitron Components, Inc.	2,900	2,407
	Take-Two Interactive Software, Inc.	209,601	2,485,868
*	Tech Data Corp.	80,676	1,730,500
*	Technical Communications Corp.	400	1,820
*	Technology Solutions Co.	36,125	92,661
*	TechTeam Global, Inc.	74,753	437,305
*	Techwell, Inc.	39,996	350,365
* #	Tekelec	182,792	2,319,630
* #	TeleCommunication Systems, Inc.	97,599	671,481
* #	Telkonet, Inc.	21,607	4,970
*	Tellabs, Inc.	189,732	804,464
*	Teradyne, Inc.	34,200	174,420
* #	Terremark Worldwide, Inc.	104,545	471,498
*	Tessco Technologies, Inc.	18,898	207,311
*	The Knot, Inc.	900	6,210
	TheStreet.com, Inc.	61,625	242,803
*	TIBCO Software, Inc.	474,473	2,443,536
*	Tier Technologies, Inc. Class B	56,086	335,394
*	TII Network Technologies, Inc.	2,460	1,648
*	TNS, Inc.	59,210	839,598
*	Tollgrade Communications, Inc.	257,526	1,133,114
*	Track Data Corp.	39,316	63,889

42

*	Transact Technologies, Inc.	27,550	192,850
*	Transcat, Inc.	5,900	47,141
*	Trans-Lux Corp.	4,588	6,515
* #	Transwitch Corp.	184,579	77,523
*	Travelzoo, Inc.	2,700	11,934
	Trio-Tech International	400	900
*	Triquint Semiconductor, Inc.	324,078	1,451,869
*	Troy Group, Inc.	13,200	29,700
	TSR, Inc.	10,113	20,226
*	TTM Technologies, Inc.	101,000	723,160
* #	Tyler Technologies, Inc.	109,800	1,492,182
*	Ulticom, Inc.	111,530	638,509
*	Ultimate Software Group, Inc.	66,599	887,765
*	Ultra Clean Holdings, Inc.	1,500	4,530
*	Ultratech, Inc.	50,599	763,033
* #	Unica Corp.	42,893	221,757
	United Online, Inc.	236,535	1,750,359
* #	Universal Display Corp.	86,216	932,857
*	UTStarcom, Inc.	542,761	1,291,771
*	Varian Semiconductor Equipment Associates, Inc.	23,810	467,152
*	VeriFone Holdings, Inc.	87,000	988,320
*	Verint Systems, Inc.	84,334	864,424
*	Viasat, Inc.	76,591	1,395,488
*	Vicon Industries, Inc.	15,389	72,328
*	Video Display Corp.	11,784	97,572
*	Vignette Corp.	527,254	4,281,302
*	Vishay Intertechnology, Inc.	370,999	1,599,006
* #	Vocus, Inc.	33,616	565,757
*	Volterra Semiconductor Corp.	53,476	504,813
	Wayside Technology Group, Inc.	3,900	22,464
*	Web.com Group, Inc.	163,052	800,585
*	Websense, Inc.	118,472	2,312,573
*	Westell Technologies, Inc.	315,209	99,890
*	White Electronics Designs Corp.	43,428	173,278
*	Wind River Systems, Inc.	193,783	1,693,663
*	Winland Electronics, Inc.	23,806	13,093
*	Wireless Telecom Group, Inc.	64,560	38,090
*	WPCS International, Inc.	34,365	103,095
*	Wright Express Corp.	74,850	1,024,697
*	Zebra Technologies Corp. Class A	45,457	920,050
*	Zhone Technologies, Inc.	288,606	35,210
*	ZILOG, Inc.	54,368	154,405
* #	Zix Corp.	35,367	63,307
*	Zones, Inc.	14,371	116,549
*	Zoran Corp.	809,353	6,588,133
*	Zygo Corp.	16,800	144,312
Total Information Technology			340,920,516

Materials — (3.9%)
	A. Schulman, Inc.	70,355	1,260,058
	A.M. Castle & Co.	7,937	96,593
*	AEP Industries, Inc.	13,511	264,410
#	AMCOL International Corp.	81,875	2,008,394
*	American Pacific Corp.	25,833	298,371
#	American Vanguard Corp.	38,331	560,783

43

	Arch Chemicals, Inc.	66,742	1,893,471
#	Balchem Corp.	47,037	1,202,266
* #	Basin Water, Inc.	39,173	27,813
*	Brush Engineered Materials, Inc.	45,700	560,739
*	Buckeye Technologies, Inc.	521,364	3,070,834
*	Bway Holding Co.	3,515	26,292
#	Cabot Corp.	102,803	2,719,139
	Calgon Carbon Corp.	123,600	1,646,352
*	Caraustar Industries, Inc.	86,785	31,329
* #	Century Aluminum Co.	13,643	171,493
	Chemtura Corp.	379,539	656,602
	Chesapeake Corp.	54,002	2,484
	Compass Minerals International, Inc.	71,100	3,905,523
*	Constar International, Inc.	40,577	16,637
*	Continental Materials Corp.	300	5,438
*	Core Molding Technologies, Inc.	10,000	32,500
#	Deltic Timber Corp.	34,133	1,554,758
*	Detrex Corp.	500	2,625
	Ferro Corp.	117,630	1,820,912
	Flamemaster Corp.	189	1,040
	Friedman Industries, Inc.	21,781	112,172
#	Georgia Gulf Corp.	295,175	678,903
#	Gibraltar Industries, Inc.	302,619	4,009,702
	H.B. Fuller Co.	162,218	2,866,392
	Hawkins, Inc.	34,970	570,710
* #	Headwaters, Inc.	118,766	1,258,920
* #	Hecla Mining Co.	111,400	277,386
#	Hercules, Inc.	129,800	2,181,938
*	ICO, Inc.	8,420	37,637
*	Impreso, Inc.	5,200	14,560
	Innophos Holdings, Inc.	31,435	840,886
*	ION Geophysical Corp.	224,300	1,471,408
	Koppers Holdings, Inc.	7,900	187,941
	Kronos Worldwide, Inc.	2,899	36,817
*	Landec Corp.	73,100	683,485
	Louisiana-Pacific Corp.	214,684	1,030,483
*	Material Sciences Corp.	254,823	1,256,277
*	Maxxam, Inc.	63,722	860,247
	Minerals Technologies, Inc.	50,300	2,855,028
*	Mod-Pac Corp.	30,416	89,727
	Myers Industries, Inc.	84,419	892,309
	Neenah Paper, Inc.	104,799	946,335
	NewMarket Corp.	43,500	1,639,515
	NL Industries, Inc.	123,090	1,696,180
	NN, Inc.	50,975	367,530
*	Northern Technologies International Corp.	13,520	139,932
* #	Northwest Pipe Co.	24,064	691,359
	Olin Corp.	200,552	3,642,024
	Olympic Steel, Inc.	22,800	521,208
*	OM Group, Inc.	86,800	1,852,312
	P.H. Glatfelter Co.	92,400	952,644
	Penford Corp.	25,900	333,333
*	PolyOne Corp.	64,100	304,475
	Quaker Chemical Corp.	28,720	549,414
*	Rock of Ages Corp.	60,912	182,736

44

	Rock-Tenn Co. Class A	106,000	3,223,460
*	Rosetta Resources, Inc.	92,642	977,373
	Royal Gold, Inc.	76,335	2,200,738
*	RTI International Metals, Inc.	42,000	663,180
	Schweitzer-Maudoit International, Inc.	219,556	3,670,976
	Sensient Technologies Corp.	125,500	3,166,365
#	Silgan Holdings, Inc.	92,969	4,326,777
	Spartech Corp.	637,365	4,053,641
	Stepan Co.	24,400	874,252
#	Synalloy Corp.	13,650	102,375
#	Temple-Inland, Inc.	23,600	139,948
#	Texas Industries, Inc.	52,000	1,644,760
#	The Scotts Miracle-Gro Co. Class A	102,900	2,687,748
*	U.S. Concrete, Inc.	708,575	2,232,011
* #	U.S. Energy Corp.	10,000	23,200
* #	U.S. Gold Corp.	125,585	87,910
*	UFP Technologies, Inc.	3,500	18,410
* #	United States Lime & Minerals, Inc.	18,396	469,098
*	Universal Stainless & Alloy Products, Inc.	6,405	118,044
#	Valhi, Inc.	13,478	193,005
	Valspar Corp.	64	1,309
	Vulcan International Corp.	700	38,500
	Wausau Paper Corp.	361,543	3,347,888
*	Webco Industries, Inc.	600	44,097
#	Westlake Chemical Corp.	117,218	2,136,884
*	Williams Industries, Inc.	1,200	1,884
	Worthington Industries, Inc.	74,629	900,772
	Zep, Inc.	2,700	56,835
* #	Zoltek Companies, Inc.	40,300	475,137
Total Materials			97,745,358

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	60,391
* ●	Noel Group, Inc.	8,000	104
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	20
Total Other			60,929

Telecommunication Services — (0.7%)
	Alaska Communications Systems Group, Inc.	115,643	1,080,106
	Arbinet-thexchange, Inc.	7,900	22,910
*	Centennial Communications Corp.	90,935	323,729
* #	Cogent Communications Group, Inc.	100,400	479,912
	Consolidated Communications Holdings, Inc.	69,076	711,483
	D&E Communications, Inc.	222,712	1,558,984
*	General Communications, Inc. Class A	113,181	869,230
*	GoAmerica, Inc.	56	287
	Hickory Tech Corp.	29,945	187,156
	IDT Corp.	38,578	34,334
	IDT Corp. Class B	161,316	166,155
#	Iowa Telecommunications Services, Inc.	71,700	1,084,104

45

*	LCC International, Inc. Class A	69,875	1,048
* #	NeuStar, Inc.	111,600	2,198,520
* #	NextWave Wireless, Inc.	82,078	22,982
*	NTELOS Holdings Corp.	2,800	72,800
*	Occam Networks, Inc.	15,877	44,614
*	Point.360	4,284	5,612
*	Premiere Global Services, Inc.	199,337	1,983,403
	Shenandoah Telecommunications Co.	7,556	181,117
*	Spark Networks, Inc.	24,358	73,561
	SureWest Communications	186,156	3,289,377
*	Syniverse Holdings, Inc.	123,722	2,325,974
* #	USA Mobility, Inc.	5,300	51,145
	Warwick Valley Telephone Co.	6,096	50,292
*	Xeta Corp.	69,805	118,669
Total Telecommunication Services			16,937,504

Utilities — (2.6%)
#	ALLETE, Inc.	83,066	2,907,310
*	AMEN Properties, Inc.	1,975	11,218
	American States Water Co.	46,631	1,595,247
	Artesian Resources Corp. Class A	6,222	89,783
#	Avista Corp.	143,550	2,850,903
	Black Hills Corp.	95,999	2,423,975
*	Cadiz, Inc.	18,251	253,871
	California Water Service Group	56,495	2,121,952
	Central Vermont Public Service Corp.	30,150	600,287
	CH Energy Group, Inc.	43,250	1,783,198
	Chesapeake Utilities Corp.	20,310	634,484
	Cleco Corp.	157,387	3,621,475
	Connecticut Water Services, Inc.	23,871	632,582
	Delta Natural Gas Co., Inc.	7,020	172,481
*	El Paso Electric Co.	125,400	2,322,408
#	Empire District Electric Co.	82,800	1,590,588
	Energy West, Inc.	6,200	51,460
*	Environmental Power Corp.	29,836	19,990
	Florida Public Utilities Co.	6,733	79,988
	Great Plains Energy, Inc.	75	1,458
#	IDACORP, Inc.	112,400	2,996,584
	Laclede Group, Inc.	60,400	3,160,128
*	Maine & Maritimes Corp.	4,060	133,980
	MGE Energy, Inc.	57,227	2,038,998
	Middlesex Water Co.	36,408	627,674
	New Jersey Resources Corp.	111,150	4,139,226
	Nicor, Inc.	28,441	1,314,259
	Northwest Natural Gas Co.	77,000	3,917,760
	NorthWestern Corp.	69,899	1,365,826
#	Ormat Technologies, Inc.	74,400	1,797,504
	Otter Tail Corp.	80,560	1,891,549
	Portland General Electric Co.	128,100	2,628,612
	RGC Resources, Inc.	3,464	88,297
	SJW Corp.	49,450	1,374,710
	South Jersey Industries, Inc.	79,828	2,719,740
	Southern Union Co.	1	13
	Southwest Gas Corp.	111,100	2,901,932
	Southwest Water Co.	68,167	543,291

46

	UIL Holdings Corp.	64,466	2,127,378
	Unisource Energy Corp.	94,485	2,605,896
	Unitil Corp.	9,710	233,040
#	WGL Holdings, Inc.	130,372	4,196,675
	York Water Co.	4,569	54,828
Total Utilities			66,622,558

TOTAL COMMON STOCKS			2,022,005,723

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	12
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
* ●	Federal-Mogul Corp. Warrants 12/27/14	4,373	918
*	Lantronix, Inc. Warrants 2008	65	33
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
*	Valley National Bancorp Warrants 06/30/15	616	4,306
TOTAL RIGHTS/WARRANTS			5,269

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,815,000 FNMA 5.11%(r), 01/01/36, valued at $53,960,447) to be repurchased at $53,164,164	$53,160	53,160,000

		Shares
SECURITIES LENDING COLLATERAL — (18.2%)
§ @	DFA Short Term Investment Fund LP	423,607,839	423,607,839
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $36,131,387 FNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 08/01/36 to 11/01/37 & U.S. Treasury STRIP, rates ranging from 1.423%(y) to 4.623%(y), maturities ranging from 11/15/10 to 02/15/17, valued at $28,847,755) to be repurchased at $28,107,400	$28,107	28,106,849

TOTAL SECURITIES LENDING COLLATERAL			461,714,688

TOTAL INVESTMENTS - (100.0%) (Cost $2,867,896,535)			$2,536,885,680

See accompanying Notes to Financial Statements.

47

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (81.5%)
Consumer Discretionary — (12.5%)
* #	1-800-FLOWERS.COM, Inc.	161,868	$865,994
*	4Kids Entertainment, Inc.	123,488	653,252
*	99 Cents Only Stores	377,975	4,611,295
*	A.C. Moore Arts & Crafts, Inc.	200,906	558,519
* #	AbitibiBowater, Inc.	246,415	480,509
*	Acme Communications, Inc.	145,810	72,905
	Acme United Corp.	31,807	327,612
*	AFC Enterprises, Inc.	11,008	53,499
	Aldila, Inc.	53,836	231,495
*	Alloy, Inc.	33,192	166,624
	Ambassadors Group, Inc.	143,294	1,495,989
*	Ambassadors International, Inc.	791	1,463
	AMCON Distributing Co.	5,690	104,696
* #	AMDL, Inc.	882	864
	American Axle & Manufacturing Holdings, Inc.	117,100	420,389
*	American Biltrite, Inc.	116,159	482,060
* #	America’s Car-Mart, Inc.	105,056	1,715,564
	Ameristar Casinos, Inc.	29,430	271,050
#	Arctic Cat, Inc.	114,789	870,101
	Ark Restaurants Corp.	21,766	271,857
#	ArvinMeritor, Inc.	3,137,462	18,573,775
	Asbury Automotive Group, Inc.	322,198	1,047,143
*	Ashworth, Inc.	133,600	244,488
*	ATC Technology Corp.	216,255	4,742,472
*	Audiovox Corp. Class A	165,885	977,063
* #	Avatar Holdings, Inc.	80,366	2,728,426
*	Bakers Footwear Group, Inc.	60,195	74,040
*	Ballantyne of Omaha, Inc.	1,094	1,969
*	Barry (R.G.) Corp.	163,435	843,325
	Bassett Furniture Industries, Inc.	90,500	399,105
	Beasley Broadcast Group, Inc.	65,543	97,659
	Beazer Homes USA, Inc.	429,016	1,359,981
#	Belo Corp.	368,815	1,220,778
#	Belo Corp. Class A	2,125,623	4,527,577
*	Benihana, Inc.	15,570	43,907
*	Benihana, Inc. Class A	3,619	10,785
#	Big 5 Sporting Goods Corp.	1,031	6,475
*	Birks & Mayors, Inc.	13,946	10,459
* #	BJ’s Restaurants, Inc.	100,654	894,814
#	Blockbuster, Inc. Class A	747,928	1,136,851
* #	Blockbuster, Inc. Class B	269,832	234,754
* #	Blue Nile, Inc.	52,402	1,602,453
*	Bluegreen Corp.	277,229	1,344,561
	Blyth, Inc.	1,918	16,495

1

#	Bon-Ton Stores, Inc.	133,472	298,977
	Books-A-Million, Inc.	37,000	116,550
	Borders Group, Inc.	122,157	414,112
	Bowl America, Inc. Class A	55,406	590,074
*	Broadview Institute, Inc.	15,800	19,355
#	Brookfield Homes Corp.	72,100	660,436
	Brown Shoe Company, Inc.	120,028	1,265,095
#	Brunswick Corp.	2,156,278	7,482,285
* #	Buffalo Wild Wings, Inc.	156,089	4,414,197
*	Build-A-Bear-Workshop, Inc.	842	4,378
* #	Cabela’s, Inc.	205,540	1,634,043
*	Cache, Inc.	85,059	305,362
* #	California Coastal Communities, Inc.	107,476	136,495
*	California Pizza Kitchen, Inc.	181,960	1,777,749
	Callaway Golf Co.	102,600	1,073,196
	Canterbury Park Holding Corp.	24,468	168,829
	Carmike Cinemas, Inc.	126,443	271,852
*	Carriage Services, Inc.	168,400	400,792
*	Carrols Restaurant Group, Inc.	8	16
*	Casual Male Retail Group, Inc.	140,470	266,893
*	Catalina Lighting, Inc.	11,080	11,191
	Cato Corp. Class A	253,222	3,930,005
*	Cavalier Homes, Inc.	169,400	269,346
*	Cavco Industries, Inc.	56,747	1,931,100
	CBRL Group, Inc.	33,786	673,017
* #	CEC Entertainment, Inc.	128,411	3,297,594
*	Champion Enterprises, Inc.	6,142	11,486
* #	Charles and Colvard, Ltd.	53,548	16,064
*	Charlotte Russe Holding, Inc.	132,762	1,121,839
* #	Charming Shoppes, Inc.	2,986,815	3,285,496
#	Cherokee, Inc.	20,759	428,673
	Christopher & Banks Corp.	1,867	9,746
*	Chromcraft Revington, Inc.	97,750	43,987
	Churchill Downs, Inc.	112,024	4,254,672
#	Citadel Broadcasting Co.	423,965	127,189
* #	Citi Trends, Inc.	1,096	18,336
	CKE Restaurants, Inc.	220,441	1,871,544
	Coachmen Industries, Inc.	117,100	126,468
	Coast Distribution System, Inc.	41,382	91,040
	Cobra Electronics Corp.	14,173	22,819
*	Coinstar, Inc.	260,062	6,238,887
* #	Coldwater Creek, Inc.	347,785	1,248,548
	Collectors Universe, Inc.	87,291	323,852
*	Concord Camera Corp.	49,560	98,129
* #	Conn’s, Inc.	235,758	3,194,521
#	Cooper Tire & Rubber Co.	94,500	721,035
* #	Cosi, Inc.	3,033	3,518
* #	Cost Plus, Inc.	148,999	253,298
	Courier Corp.	141,318	2,460,346
* #	Cox Radio, Inc.	1,269,099	6,916,590
	CPI Corp.	514	3,752
	Craftmade International, Inc.	63,108	120,536
* #	Crown Media Holdings, Inc.	170,294	529,614
	CSS Industries, Inc.	53,050	1,177,710
*	Culp, Inc.	397,780	1,141,629

2

*	Cumulus Media, Inc. Class A	138,366	145,284
*	Cybex International, Inc.	6,772	13,409
*	Cycle Country Accessories Corp.	488	342
* #	Daily Journal Corp.	200	7,740
	Decorator Industries, Inc.	20,587	26,248
*	DEI Holdings, Inc.	25,913	5,960
*	dELiA*s, Inc.	1,160	2,807
*	Delta Apparel, Inc.	118,709	724,125
*	Design Within Reach, Inc.	969	1,948
*	DG FastChannel, Inc.	149,760	2,652,250
*	Diedrich Coffee, Inc.	28,625	30,056
#	Dillards, Inc. Class A	363,584	1,937,903
#	DineEquity, Inc.	71,400	1,287,342
*	Dixie Group, Inc.	104,300	427,630
*	Domino’s Pizza, Inc.	218,046	1,297,374
*	Dorman Products, Inc.	157,224	1,768,770
#	Dover Downs Gaming & Entertainment, Inc.	136,270	697,702
	Dover Motorsports, Inc.	168,371	360,314
* #	Drew Industries, Inc.	188,220	2,277,462
* #	drugstore.com, Inc.	28,851	51,355
* #	DSW, Inc.	58,600	757,698
*	Duckwall-ALCO Stores, Inc.	52,900	681,881
	E.W. Scripps Co.	47,321	220,043
*	Eddie Bauer Holdings, Inc.	9,978	34,225
	Educational Development Corp.	31,715	132,569
*	Einstein Noah Restaurant Group, Inc.	2,952	23,675
*	ELXSI Corp.	7,100	13,312
*	Emerson Radio Corp.	243,478	141,217
	Emmis Communications Corp. Class A	303,222	197,094
* #	Empire Resorts, Inc.	15,100	36,995
* #	Enova Systems, Inc.	376	414
#	Entercom Communications Corp.	1,342,493	926,320
*	Entravision Communications Corp.	2,326,052	4,396,238
* #	Escala Group, Inc.	245,312	576,483
	Escalade, Inc.	62,320	84,755
#	Ethan Allen Interiors, Inc.	211,231	3,778,923
*	Famous Dave’s of America, Inc.	48,226	202,067
	Federal Screw Works	33,750	126,562
	Finish Line, Inc. Class A	346,634	3,317,287
	Fisher Communications, Inc.	21,372	788,627
*	Flanigan’s Enterprises, Inc.	20,756	93,402
	Flexsteel Industries, Inc.	61,300	498,369
	Footstar, Inc.	81,000	238,950
*	Fountain Powerboat Industries, Inc.	35,015	16,457
* #	Franklin Covey Co.	189,294	965,399
*	Franklin Electronic Publishers, Inc.	81,300	103,657
*	Frederick’s of Hollywood Group	403	161
#	Fred’s, Inc.	304,496	3,730,076
	Frisch’s Restaurants, Inc.	63,868	1,092,143
* #	Fuel Systems Solutions, Inc.	149,650	4,257,542
*	Full House Resorts, Inc.	502	602
#	Furniture Brands International, Inc.	169,712	965,661
*	Gaiam, Inc.	3,551	29,118
*	GameTech International, Inc.	40,474	95,519
*	Gaming Partners International Corp.	10,059	68,301

3

* #	Gander Mountain Co.	186,898	379,403
* #	Genesco, Inc.	147,400	3,656,994
*	Gentek, Inc.	91,981	1,655,658
*	G-III Apparel Group, Ltd.	157,405	2,173,763
*	Global Entertainment Corp.	5	5
*	Gottschalks, Inc.	130,400	91,280
#	Gray Television, Inc.	352,972	176,486
	Gray Television, Inc. Class A	41,200	61,800
*	Great Wolf Resorts, Inc.	171,847	324,791
#	Group 1 Automotive, Inc.	97,100	975,855
* #	GSI Commerce, Inc.	312,741	3,236,869
*	Hampshire Group, Ltd.	25,800	125,130
#	Handleman Co.	75,205	97,014
*	Harris Interactive, Inc.	559,304	648,793
#	Harte-Hanks, Inc.	64,792	454,840
*	Hartmarx Corp.	323,000	190,570
*	Hastings Entertainment, Inc.	95,270	431,573
#	Haverty Furniture Co., Inc.	141,600	1,393,344
	Haverty Furniture Co., Inc. Class A	15,300	152,694
*	Hawk Corp.	80,416	1,162,011
*	Hayes Lemmerz International, Inc.	920,489	1,224,250
*	Heelys, Inc.	4,500	15,795
*	Helen of Troy, Ltd.	97,920	1,761,581
* #	Hibbett Sporting Goods, Inc.	205,898	3,667,043
*	Hollywood Media Corp.	2,692	5,169
	Hooker Furniture Corp.	73,012	665,139
*	Hot Topic, Inc.	21,128	136,909
* #	Hovnanian Enterprises, Inc. Class A	92,768	397,975
* #	Iconix Brand Group, Inc.	93,483	1,018,030
*	ILX Resorts, Inc.	26,797	33,228
*	Image Entertainment, Inc.	149,561	115,162
*	Infosonics Corp.	69,762	29,300
*	Insignia Systems, Inc.	51,150	87,978
	Interface, Inc. Class A	276,618	1,950,157
*	Interstate Hotels & Resorts, Inc.	267,685	262,331
* #	iRobot Corp.	72,267	745,795
* #	Isle of Capri Casinos, Inc.	2,389	12,160
	J. Alexander’s Corp.	128,587	623,647
	Jackson Hewitt Tax Service, Inc.	1,857	25,589
*	Jaclyn, Inc.	20,127	91,075
*	JAKKS Pacific, Inc.	227,958	5,099,420
*	Jarden Corp.	177,918	3,166,940
*	Jennifer Convertibles, Inc.	394	162
*	Jo-Ann Stores, Inc.	231,900	4,443,204
	Johnson Outdoors, Inc.	65,833	550,364
	Jones Apparel Group, Inc.	222,509	2,472,075
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,497,442
	Journal Communications, Inc. Class A	29,735	74,337
#	KB HOME	84,615	1,412,224
	Kenneth Cole Productions, Inc. Class A	3,751	49,813
	Kimball International, Inc. Class B	256,195	1,908,653
*	Kirkland’s, Inc.	1,076	2,260
* #	Knology, Inc.	40,831	197,622
*	Kona Grill, Inc.	366	930
	Koss Corp.	83,900	1,002,605

4

* #	Krispy Kreme Doughnuts, Inc.	3,140	8,666
	KSW, Inc.	59,720	283,073
#	K-Swiss, Inc. Class A	24,676	373,348
	LaCrosse Footwear, Inc.	34,799	497,626
*	Lakeland Industries, Inc.	40,544	402,602
*	Lakes Entertainment, Inc.	153,884	661,701
#	Landry’s Restaurants, Inc.	34,900	437,995
*	Lazare Kaplan International, Inc.	137,100	987,120
#	La-Z-Boy, Inc.	475,991	2,751,228
*	LeapFrog Enterprises, Inc.	144,205	973,384
*	Lear Corp.	863,557	1,735,750
#	Lee Enterprises, Inc.	63,153	157,882
#	Libbey, Inc.	1,142	4,180
	Liberty Homes, Inc. Class A	200	305
#	Lifetime Brands, Inc.	124,920	612,108
*	LIN TV Corp.	258,800	442,548
*	Lincoln Educational Services	123,921	1,791,898
#	Lithia Motors, Inc. Class A	108,443	444,616
* #	Lodgenet Entertainment Corp.	1,719	1,719
*	Lodgian, Inc.	229,691	1,171,424
*	LOUD Technologies, Inc.	22,580	22,580
*	Luby’s, Inc.	251,150	1,215,566
* #	Lumber Liquidators, Inc.	39,069	325,445
#	M/I Homes, Inc.	451,251	6,141,526
*	Mace Security International, Inc.	136,938	119,136
*	Magna Entertainment Corp.	457	864
*	Maidenform Brands, Inc.	138,905	1,525,177
#	Marine Products Corp.	322,455	1,995,996
* #	MarineMax, Inc.	171,676	398,288
* #	Martha Stewart Living Omnimedia, Inc.	68,450	357,993
*	McCormick & Schmick’s Seafood Restaurants, Inc.	12,491	61,081
	McRae Industries, Inc. Class A	8,800	136,400
*	Meade Instruments Corp.	152,660	25,952
#	Media General, Inc. Class A	43,000	328,090
*	Mediacom Communications Corp.	541,409	2,403,856
*	Merisel, Inc.	5	6
* #	Meritage Homes Corp.	107,900	1,481,467
*	Midas, Inc.	99,788	1,300,238
#	Modine Manufacturing Co.	107,801	797,727
	Monaco Coach Corp.	276,700	608,740
*	Monarch Casino & Resort, Inc.	145,340	1,294,979
	Monro Muffler Brake, Inc.	210,604	4,534,304
*	Morgans Hotel Group	2,141	10,191
*	Morgan’s Foods, Inc.	500	1,062
*	Morton’s Restaurant Group, Inc.	54,367	188,110
*	Mothers Work, Inc.	43,319	380,341
*	Motorcar Parts of America, Inc.	199	903
	Movado Group, Inc.	192,300	2,924,883
*	MTR Gaming Group, Inc.	2,183	5,850
* #	Multimedia Games, Inc.	266,909	806,065
*	Nathan’s Famous, Inc.	57,075	897,219
	National CineMedia, Inc.	365	2,956
*	National Lampoon, Inc.	26,720	21,376
	National Presto Industries, Inc.	24,515	1,624,119
	Nautilus Group, Inc.	310,614	757,898

5

*	Navarre Corp.	246,157	226,464
*	Nevada Gold & Casinos, Inc.	352	208
	New Frontier Media, Inc.	1,926	3,698
*	New Motion, Inc.	96,610	171,966
*	New York & Co., Inc.	199,199	561,741
*	Nitches, Inc.	33,639	14,465
*	Nobel Learning Communities, Inc.	71,537	967,180
	Nobility Homes, Inc.	43,800	512,022
#	Noble International, Ltd.	1,343	2,149
*	NTN Communications, Inc.	55,566	6,668
#	Nutri/System, Inc.	89,121	1,261,062
	OfficeMax, Inc.	379,605	3,055,820
*	Ohio Art Co.	3,600	18,000
*	Orange 21, Inc.	13,301	19,951
#	Orleans Homebuilders, Inc.	169,600	520,672
	O’Charleys, Inc.	221,831	1,663,732
*	Outdoor Channel Holdings, Inc.	142,323	1,138,584
* #	Overstock.com, Inc.	195,758	2,429,357
	Oxford Industries, Inc.	141,900	1,911,393
*	P & F Industries, Inc. Class A	4,983	6,877
* #	P.F. Chang’s China Bistro, Inc.	98,647	2,018,318
*	Pacific Sunwear of California, Inc.	1,285	4,395
* #	Palm Harbor Homes, Inc.	206,034	1,771,892
*	Papa John’s International, Inc.	217,257	4,901,318
*	PC Mall, Inc.	121,582	544,687
#	Penske Automotive Group, Inc.	1,152,883	9,442,112
*	Perfumania Holdings, Inc.	10,825	47,846
*	Perry Ellis International, Inc.	119,400	1,168,926
* #	PetMed Express, Inc.	237,313	4,190,948
*	Phoenix Footwear Group, Inc.	62,100	25,150
#	Pier 1 Imports, Inc.	759,929	1,048,702
* #	Pinnacle Entertainment, Inc.	540,950	3,029,320
*	Playboy Enterprises, Inc. Class A	75	274
* #	Playboy Enterprises, Inc. Class B	2,252	5,562
* #	PokerTek, Inc.	294	617
*	Pomeroy IT Solutions, Inc.	114,040	296,504
*	Premier Exhibitions, Inc.	2,033	2,094
#	Pre-Paid Legal Services, Inc.	139,400	5,503,512
	PRIMEDIA, Inc.	2,731	3,414
* #	Princeton Review, Inc.	313,009	1,743,460
*	Progressive Gaming International Corp.	40,752	13,448
*	Proliance International, Inc.	92,420	55,452
*	QEP Co., Inc.	33,487	119,549
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	344,687
* #	R.H. Donnelley Corp.	12,120	10,302
*	Radio One, Inc. Class D	253,017	20,216
*	Rainmaker Systems, Inc.	1,126	1,407
*	RC2 Corp.	194,880	2,474,976
#	RCN Corp.	154,744	998,099
*	Reading International, Inc. Class A	130,140	718,373
*	Reading International, Inc. Class B	11,620	71,695
*	Red Lion Hotels Corp.	168,696	467,288
* #	Red Robin Gourmet Burgers, Inc.	1,270	19,291
*	Regent Communications, Inc.	482,407	139,898
*	Rentrak Corp.	104,800	1,189,480

6

*	Retail Ventures, Inc.	24,015	49,471
*	Rex Stores Corp.	232,475	2,064,378
*	Rick’s Cabaret International, Inc.	528	3,337
* #	Riviera Holdings Corp.	66,300	284,427
*	Rockford Corp.	80,475	78,865
*	Rocky Brands, Inc.	50,100	207,915
*	Rubio’s Restaurants, Inc.	66,540	291,445
	Ruby Tuesday, Inc.	34,230	82,494
	Russ Berrie & Co., Inc.	184,100	497,070
*	Ruth’s Hospitality Group, Inc.	1,264	2,895
#	Ryland Group, Inc.	502,072	9,433,933
*	S&K Famous Brands, Inc.	24,600	30,750
*	Saga Communications, Inc. Class A	155,961	834,391
	Salem Communications Corp.	170,251	178,764
*	Schieb (Earl), Inc.	71,500	98,312
	Sealy Corp.	33,800	109,174
	Shiloh Industries, Inc.	145,400	728,454
*	Shoe Carnival, Inc.	105,320	1,475,533
*	Shuffle Master, Inc.	1,941	7,492
*	Silverleaf Resorts, Inc.	30,700	29,165
	Sinclair Broadcast Group, Inc. Class A	157,820	509,759
*	Skechers U.S.A., Inc. Class A	10,013	135,977
	Skyline Corp.	74,794	1,617,046
* #	Smith & Wesson Holding Corp.	217,801	500,942
	Sonesta International Hotels Corp. Class A	25,432	267,036
#	Sonic Automotive, Inc.	1,282,597	6,579,723
* #	Source Interlink Companies, Inc.	470,569	174,111
*	Spanish Broadcasting System, Inc.	368,786	84,821
#	Spartan Motors, Inc.	2,542	11,668
	Speedway Motorsports, Inc.	196,255	3,130,267
*	Sport Chalet, Inc. Class A	107,975	169,521
*	Sport Chalet, Inc. Class B	15,525	29,497
	Sport Supply Group, Inc.	94,800	761,244
*	Sport-Haley, Inc.	32,100	23,914
	Stage Stores, Inc.	354,974	2,736,850
*	Stamps.com, Inc.	164,628	1,606,769
	Standard Motor Products, Inc.	172,400	725,804
	Standard Pacific Corp.	583,348	1,662,542
	Stanley Furniture, Inc.	32,000	314,880
	Star Buffet, Inc.	16,400	68,716
	Stein Mart, Inc.	2,771	5,958
*	Steinway Musical Instruments, Inc.	79,000	1,758,540
*	Steven Madden, Ltd.	185,300	4,035,834
#	Stewart Enterprises, Inc.	472,798	2,444,366
*	Stoneridge, Inc.	165,457	941,450
	Strattec Security Corp.	63,104	1,354,212
	Sturm Ruger & Co., Inc.	194,909	1,393,599
#	Superior Industries International, Inc.	250,100	3,576,430
	Superior Uniform Group, Inc.	86,800	867,132
*	Syms Corp.	143,600	1,507,800
#	Systemax, Inc.	342,869	4,855,025
#	Talbots, Inc.	266,761	2,616,925
	Tandy Brand Accessories, Inc.	60,077	144,786
*	Tandy Leather Factory, Inc.	821	1,888
*	Tarrant Apparel Group	52,873	26,436

7

	Tempur-Pedic International, Inc.	3,000	23,430
* #	Texas Roadhouse, Inc.	290,257	2,037,604
*	The Children’s Place Retail Stores, Inc.	20	669
* #	The Dress Barn, Inc.	156,601	1,497,106
*	The Hallwood Group, Inc.	6,488	217,348
	The Marcus Corp.	204,760	2,872,783
	The Pep Boys - Manny, Moe & Jack	61,800	297,876
*	The Sports Club Co., Inc.	142,200	143,622
* #	The Steak n Shake Co.	268,600	1,383,290
* #	The Walking Co Holdings, Inc.	2,361	8,452
* #	The Wet Seal, Inc. Class A	385,435	1,133,179
* #	thinkorswim Group, Inc.	299,712	2,397,696
* #	TiVo, Inc.	939,095	6,451,583
*	Town Sports International Holdings, Inc.	201	500
*	Trans World Entertainment Corp.	218,126	523,502
* #	True Religion Apparel, Inc.	215,705	3,613,059
* #	Trump Entertainment Resorts, Inc.	96,651	64,756
*	TRW Automotive Holdings Corp.	281,246	1,777,475
*	Tuesday Morning Corp.	219,349	491,342
*	Tween Brands, Inc.	803	6,842
* #	Unifi, Inc.	496,400	2,382,720
	Unifirst Corp.	139,982	4,567,613
*	Universal Electronics, Inc.	139,890	2,955,876
* #	Universal Technical Institute, Inc.	230,866	3,809,289
* #	Valassis Communications, Inc.	395,647	1,756,673
	Value Line, Inc.	73,642	2,838,899
*	ValueVision Media, Inc. Class A	366,543	252,915
* #	VCG Holding Corp.	1,230	2,977
	Virco Manufacturing Corp.	173,697	475,930
	Visteon Corp.	431,691	297,867
* #	Volcom, Inc.	6,483	83,825
*	Voyager Learning Co.	27,100	40,650
*	Waxman Industries, Inc.	975	4,095
*	Wells-Gardner Electronics Corp.	95,143	61,843
*	Wendy’s/Arby’s Group, Inc.	59	214
*	West Marine, Inc.	180,202	1,140,679
#	Weyco Group, Inc.	64,034	1,780,145
*	Williams Controls, Inc.	16,592	199,104
*	Winmark Corp.	54,688	821,961
	Winnebago Industries, Inc.	6,995	41,550
* #	WisdomTree Investments, Inc.	6,700	9,715
*	Woodbridge Holdings Corp.	14,620	11,257
*	WPT Enterprises, Inc.	73,707	28,009
* #	Xanadoo Co.	566	169,800
	Xerium Technologies, Inc.	90,228	350,987
* #	Zale Corp.	126,520	2,158,431
*	Zumiez, Inc.	40,734	397,564
Total Consumer Discretionary			438,545,568

Consumer Staples — (4.4%)
#	Alico, Inc.	69,000	2,717,910
*	Alliance One International, Inc.	877,124	2,929,594
#	American Italian Pasta Co.	172,324	2,197,131
#	Andersons, Inc.	176,200	4,692,206
#	Arden Group, Inc. Class A	8,386	1,257,900

8

	B&G Foods, Inc.	564	2,104
* #	Boston Beer Co., Inc. Class A	131,700	4,976,943
*	Bridgford Foods Corp.	72,953	291,812
*	Cagle’s, Inc. Class A	94,800	312,840
#	Calavo Growers, Inc.	115,924	1,176,629
#	Cal-Maine Foods, Inc.	207,719	6,104,861
* #	Caribou Coffee Co.	11,442	20,367
	CCA Industries, Inc.	35,563	160,033
*	Central Garden & Pet Co.	38,761	131,012
*	Central Garden & Pet Co. Class A	67,114	213,423
#	Chiquita Brands International, Inc.	1,589,717	21,699,637
	Coca-Cola Bottling Co.	66,440	2,935,319
	Coffee Holding Co, Inc.	4	7
*	Collective Brands, Inc.	2	26
*	Craft Brewers Alliance, Inc.	26,675	74,423
*	Cuisine Solutions, Inc.	1,060	2,661
*	Darling International, Inc.	644,425	4,858,964
#	Diamond Foods, Inc.	111,745	3,266,306
* #	Elizabeth Arden, Inc.	277,862	4,804,234
	Farmer Brothers Co.	47,927	1,150,248
*	Glacier Water Services, Inc.	24,500	1,151,500
	Golden Enterprises, Inc.	81,746	175,754
* #	Green Mountain Coffee, Inc.	229,200	6,644,508
	Griffin Land & Nurseries, Inc. Class A	27,541	844,682
*	IGI Labratories, Inc.	30,339	25,788
	Imperial Sugar Co.	77,459	917,115
	Ingles Market, Inc. Class A	102,885	1,919,834
	Inter Parfums, Inc.	300,470	3,503,480
	J & J Snack Foods Corp.	181,697	5,698,018
*	Katy Industries, Inc.	76,100	95,125
	Lancaster Colony Corp.	28	883
#	Lance, Inc.	302,509	6,258,911
* #	Lifeway Foods, Inc.	157,957	1,579,570
#	Mannatech, Inc.	11,113	44,563
* #	Maui Land & Pineapple Co., Inc.	53,812	834,086
* #	Medifast, Inc.	55,055	297,297
	MGP Ingredients, Inc.	25,237	38,360
*	Monterey Pasta Co.	33,157	52,388
#	Nash-Finch Co.	126,284	4,979,378
* #	National Beverage Corp.	400,229	3,666,098
*	Natural Alternatives International, Inc.	60,013	376,882
* #	Natural Health Trends Corp.	18,631	7,825
	Nature’s Sunshine Products, Inc.	153,100	1,209,490
	Oil-Dri Corp. of America	70,375	1,164,706
*	Omega Protein Corp.	145,547	1,074,137
*	Orchids Paper Products Co.	12,791	88,897
*	Overhill Farms, Inc.	9,663	43,000
*	Pantry, Inc.	42,694	940,122
*	Parlux Fragrances, Inc.	279,993	904,377
* #	Peet’s Coffee & Tea, Inc.	135,649	3,046,677
#	Pilgrim’s Pride Corp.	274,797	302,277
*	Pizza Inn, Inc.	39,700	102,227
*	Prestige Brands Holdings, Inc.	248,517	1,717,252
	PriceSmart, Inc.	271,921	4,051,623
	Reddy Ice Holdings, Inc.	493	1,311

9

#	Reliv’ International, Inc.	102,054	534,763
*	Revlon, Inc.	7,700	91,553
	Rocky Mountain Chocolate Factory, Inc.	79,954	564,475
#	Sanderson Farms, Inc.	197,109	6,153,743
*	Sanfilippo (John B.) & Son, Inc.	75,747	546,136
*	Scheid Vineyards, Inc.	2,900	86,565
*	Schiff Nutrition International, Inc.	122,172	719,593
	Scope Industries	16,650	1,914,750
*	Seneca Foods Corp. Class A	5,865	95,424
*	Seneca Foods Corp. Class B	9,293	165,927
* #	Smart Balance, Inc.	53,242	381,213
	Spartan Stores, Inc.	211,866	5,718,263
* #	Spectrum Brands, Inc.	3,909	2,854
* #	Star Scientific, Inc.	301,712	959,444
	Stephan Co.	33,500	92,125
	Tasty Baking Co.	80,500	352,590
*	Tofutti Brands, Inc.	53,404	109,478
*	TreeHouse Foods, Inc.	34,300	1,037,918
* #	United Natural Foods, Inc.	6	134
	United-Guardian, Inc.	39,320	354,666
* #	USANA Health Services, Inc.	174,170	6,608,010
*	Vermont Pure Holdings, Ltd.	167	175
	Village Super Market, Inc.	30,213	1,484,667
	WD-40 Co.	165,858	4,826,468
#	Weis Markets, Inc.	162	5,255
*	Winn-Dixie Stores, Inc.	136,032	2,043,201
*	Zapata Corp.	128,644	804,025
Total Consumer Staples			155,388,146

Energy — (3.0%)
*	Abraxas Petroleum Corp.	486,100	1,069,420
	Adams Resources & Energy, Inc.	68,250	1,269,450
*	Allis-Chalmers Energy, Inc.	341,724	2,310,054
	Alon USA Energy, Inc.	1,700	14,994
*	American Oil & Gas, Inc.	3,379	6,082
*	Aventine Renewable Energy Holdings, Inc.	23,600	46,020
	Barnwell Industries, Inc.	61,217	391,789
*	Basic Energy Services, Inc.	7,842	107,279
*	Bolt Technology Corp.	75,959	616,027
*	Boots & Coots International Well Control, Inc.	524,116	901,480
*	Brigham Exploration Co.	411,871	3,229,069
* #	Bristow Group, Inc.	28,677	710,329
*	Bronco Drilling Co., Inc.	144,216	1,113,348
*	Callon Petroleum Co.	129,142	1,332,745
*	Catalytica Energy Systems, Inc.	8,358	14,041
	CKX Lands, Inc.	12,598	146,578
*	Clayton Williams Energy, Inc.	111,180	5,384,447
*	Contango Oil & Gas Co.	27,762	1,526,910
*	CREDO Petroleum Corp.	9,333	81,664
* #	Crusader Energy Group, Inc.	21,347	42,694
*	Dawson Geophysical Co.	68,554	1,681,630
* #	Edge Petroleum Corp.	215,974	127,425
*	Endeavour International Corp.	6,329	4,747
*	Energy Partners, Ltd.	1,086	4,692
*	Evolution Petroleum Corp.	11,332	18,471

10

*	EXCO Resources, Inc.	661,054	6,075,086
* #	FieldPoint Petroleum Corp.	267	614
* #	FX Energy, Inc.	195,528	956,132
* #	Gasco Energy, Inc.	6,138	4,910
*	Geokinetics, Inc.	5,000	28,500
*	Geomet, Inc.	37,900	111,805
* #	GeoResources, Inc.	483	7,216
	Gulf Island Fabrication, Inc.	136,465	2,689,725
* #	Gulfport Energy Corp.	3,147	22,186
*	Harvest Natural Resources, Inc.	964,097	8,185,184
*	HKN, Inc.	25,395	132,562
#	Houston American Energy Corp.	266,977	1,065,238
* #	James River Coal Co.	63,653	1,223,411
	Lufkin Industries, Inc.	69,798	3,651,831
* #	Mariner Energy, Inc.	767,892	11,049,966
*	Matrix Service Co.	209,253	2,563,349
*	McMoran Exploration Co.	111,123	1,576,835
*	Meridian Resource Corp.	810,972	965,057
* #	Mexco Energy Corp.	1,521	19,469
*	Mitcham Industries, Inc.	54,525	297,706
*	NATCO Group, Inc. Class A	168,512	3,562,344
* #	National Coal Corp.	145,689	625,006
*	Natural Gas Services Group	50,236	665,627
*	New Concept Energy, Inc.	8,973	59,222
*	Newpark Resources, Inc.	880,469	5,062,697
*	Northern Oil & Gas, Inc.	243	1,324
*	OMNI Energy Services Corp.	52,931	119,095
* #	Pacific Ethanol, Inc.	3,198	2,878
#	Panhandle Royalty Co.	47,776	1,194,400
*	Parallel Petroleum Corp.	200,098	802,393
*	Parker Drilling Co.	4,857	24,868
*	Petroleum Development Corp.	491,060	10,169,853
* #	PetroQuest Energy, Inc.	458,562	4,562,692
*	PHI, Inc. Non-Voting	114,859	2,409,742
*	PHI, Inc. Voting	2,414	56,246
*	Pioneer Drilling Co.	196,493	1,520,856
*	PowerSecure International, Inc.	1,227	4,724
* #	Pyramid	5,720	28,028
* #	Rentech, Inc.	10,420	7,711
*	Royale Energy, Inc.	45,629	161,527
* #	SulphCo, Inc.	5,241	10,482
* #	Superior Well Services, Inc.	85,179	1,426,748
*	Syntroleum Corp.	445,746	427,916
*	T-3 Energy Services, Inc.	2,255	54,368
* #	Teton Energy Corp.	148,193	223,771
*	TGC Industries, Inc.	70,480	158,580
* #	Toreador Resources Corp.	42,650	315,610
*	Transmeridian Exploration, Inc.	480,158	100,785
* #	Trico Marine Services, Inc.	145,226	1,307,034
* #	Tri-Valley Corp.	12,339	58,610
* #	TXCO Resources, Inc.	2,641	13,839
*	Union Drilling, Inc.	141,054	772,976
#	USEC, Inc.	88,600	365,918
*	VAALCO Energy, Inc.	504,645	2,674,618
*	Venoco, Inc.	231	977

11

*	VeraSun Energy Corp.	29,800	15,198
* #	Verenium Corp.	31,510	32,140
*	Warren Resources, Inc.	3,864	20,441
*	Westmoreland Coal Co.	698	6,875
	World Fuel Services Corp.	132,519	2,839,882
Total Energy			104,646,168

Financials — (16.3%)
* #	1st Constitution Bancorp	11,601	108,933
*	1st Pacific Bancorp	3,264	20,237
	1st Source Corp.	204,017	4,378,205
	21st Century Holding Co.	74,434	403,432
	Abigail Adams National Bancorp, Inc.	15,312	61,248
	Abington Bancorp, Inc.	48,085	497,680
	Access National Corp.	38,339	224,091
	Advance America, Cash Advance Centers, Inc.	888	2,380
	Advanta Corp. Class A	19,594	46,438
	Advanta Corp. Class B	13,860	62,647
	Affirmative Insurance Holdings, Inc.	41,908	49,871
	Alliance Bancorp, Inc. of Pennsylvania	10,920	87,360
	Alliance Financial Corp.	11,644	267,812
*	Alphatec Holdings, Inc.	176,970	695,492
*	AmComp, Inc.	11,764	142,815
#	Amcore Financial, Inc.	242,005	1,125,323
	Ameriana Bancorp	20,650	152,294
	American Bancorp of New Jersey, Inc.	78,536	706,824
	American Equity Investment Life Holding Co.	509,800	2,304,296
*	American Independence Corp.	18,018	62,162
	American National Bankshares, Inc.	10,788	159,123
	American Physicians Capital, Inc.	98,047	4,011,103
	American Physicians Services Group, Inc.	36,700	719,320
	American River Bankshares	480	5,136
*	American Spectrum Realty, Inc.	4,254	120,175
#	American West Bancorporation	138,113	167,117
	Ameris Bancorp	104,375	1,152,300
*	Amerisafe, Inc.	129,699	2,236,011
*	AmeriServe Financial, Inc.	189,054	465,073
	AmTrust Financial Services, Inc.	70,284	690,189
#	Anchor Bancorp Wisconsin, Inc.	10,919	62,238
*	Appalachian Bancshares, Inc.	4,318	21,460
	Arrow Financial Corp.	106,228	2,760,866
	ASB Financial Corp.	4,400	57,354
#	Asset Acceptance Capital Corp.	288,037	2,335,980
	ASTA Funding, Inc.	1,110	3,774
*	Atlantic American Corp.	1,291	1,472
	Atlantic Coast Federal Corp.	450	2,929
#	Atlantic Southern Financial Group, Inc.	6,530	71,830
	Auburn National Bancorporation, Inc.	4,386	96,492
* #	B of I Holding, Inc.	100	460
	Baldwin & Lyons, Inc. Class A	3,034	48,544
	Baldwin & Lyons, Inc. Class B	89,782	1,633,135
	BancFirst Corp.	152,633	7,692,703
*	Bancinsurance Corp.	39,480	182,595
	Bancorp Rhode Island, Inc.	30,305	733,987
	BancTrust Financial Group, Inc.	8,920	111,143

12

	Bank Mutual Corp.	135,008	1,556,642
#	Bank of Commerce Holdings	12,654	68,838
*	Bank of Florida Corp.	83,250	507,825
#	Bank of Granite Corp.	1,172	4,512
#	Bank of the Ozarks, Inc.	158,935	4,831,624
#	BankAtlantic Bancorp, Inc.	31,160	192,257
	BankFinancial Corp.	212,776	2,593,739
#	BankUnited Financial Corp. Class A	725,420	337,320
	Banner Corp.	127,956	1,633,998
	Bar Harbor Bankshares	23,237	626,237
	BCB Bancorp, Inc.	7,044	85,585
*	BCSB Bancorp, Inc.	7,338	66,556
*	Beach First National Bancshares, Inc.	380	1,961
	Benjamin Franklin Bancorp, Inc.	8,197	106,479
	Berkshire Bancorp, Inc.	3,505	22,362
	Berkshire Hills Bancorp, Inc.	83,135	2,164,004
	Beverly Hills Bancorp, Inc.	193,155	141,003
	Beverly National Corp.	1,570	29,202
*	BFC Financial Corp.	59,159	25,438
#	BGC Partners, Inc. Class A	1,332	5,448
*	BNCCORP, Inc.	12,585	78,656
*	BNS Holding, Inc.	26,480	185,360
	Boston Private Financial Holdings, Inc.	295	2,608
*	Bridge Capital Holdings	206	1,957
* #	Broadpoint Securities Group, Inc.	4,992	14,726
●	Brooke Corp.	70,708	9,800
#	Brookline Bancorp, Inc.	459,669	5,378,127
#	Brooklyn Federal Bancorp, Inc.	24,339	352,915
	Brunswick Bancorp	120	720
#	Bryn Mawr Bank Corp.	55,497	1,175,981
	C&F Financial Corp.	4,148	80,845
	Cadence Financial Corp.	20,689	155,167
	California First National Bancorp	80,550	699,174
	Camco Financial Corp.	26,162	186,273
#	Camden National Corp.	73,594	2,152,624
	Capital Bank Corp.	12,543	99,090
#	Capital City Bank Group, Inc.	150,073	4,202,044
	Capital Corp. of the West	897	2,063
	Capital Properties, Inc.	5,522	127,006
	Capital Southwest Corp.	4,918	501,636
#	Capitol Bancorp, Ltd.	36,790	376,730
	Cardinal Financial Corp.	227,994	1,422,683
	Carrollton Bancorp	1,700	14,110
	Carver Bancorp, Inc.	1,706	11,498
	Cascade Financial Corp.	33,664	233,965
#	Center Bancorp, Inc.	95,938	978,568
	Center Financial Corp.	17,556	180,827
#	Centerstate Banks of Florida, Inc.	20,946	366,555
	Central Bancorp, Inc.	10,000	71,250
#	Central Pacific Financial Corp.	1,071,063	16,708,583
	Central Virginia Bankshares, Inc.	5,733	51,425
	Centrue Financial Corp.	15,686	170,664
	Century Bancorp, Inc. Class A	14,923	246,229
	CFS Bancorp, Inc.	101,673	823,551
	Charter Financial Corp.	750	6,375

13

	Chemical Financial Corp.	235,414	6,184,326
*	Chicopee Bancorp, Inc.	9,676	119,015
	Citizens Community Bancorp, Inc.	3,300	19,503
	Citizens First Bancorp, Inc.	79,838	235,522
	Citizens First Corp.	1,300	7,098
	Citizens Holding Co.	2,517	48,226
#	Citizens Republic Bancorp, Inc.	989,661	2,919,500
	Citizens South Banking Corp.	58,237	393,100
* #	Citizens, Inc.	388,983	3,302,466
#	City Holding Co.	174,419	7,297,691
#	Clifton Savings Bancorp, Inc.	22,876	249,348
*	CNA Surety Corp.	334,342	4,630,637
	CNB Financial Corp.	32,269	413,043
#	CoBiz Financial, Inc.	108,741	1,265,745
	Codorus Valley Bancorp, Inc.	9,033	91,640
*	Colonial Bankshares, Inc.	5,265	44,752
#	Colony Bankcorp, Inc.	37,493	328,064
	Columbia Banking System, Inc.	135,722	2,160,694
	Comm Bancorp, Inc.	4,445	169,132
*	Command Security Corp.	600	1,980
	Commercial National Financial Corp.	3,800	56,354
	Commonwealth Bankshares, Inc.	20,178	200,771
* #	Community Bancorp	41,480	133,566
#	Community Bank System, Inc.	282,197	7,040,815
	Community Bankshares, Inc.	6,030	126,389
	Community Capital Corp.	3,442	30,978
	Community Central Bank Corp.	1,567	4,074
	Community Trust Bancorp, Inc.	150,480	5,023,022
	Community West Bancshares	12,713	47,674
	Compass Diversified Holdings	115,147	1,404,793
* #	CompuCredit Corp.	20,300	52,374
*	Conseco, Inc.	593,002	1,102,984
	Consolidated-Tokoma Land Co.	28,584	1,054,750
*	Consumer Portfolio Services, Inc.	3,677	3,971
	Cooperative Bankshares, Inc.	24,250	70,325
*	Core-Mark Holding Co., Inc.	41,875	827,869
#	Corus Bankshares, Inc.	181,767	399,887
*	Cowen Group, Inc.	99,876	706,123
*	Cowlitz Bancorporation	9,403	60,790
	Crawford & Co. Class A	131,307	1,012,377
#	Crawford & Co. Class B	139,412	2,021,474
*	Crescent Financial Corp.	11,905	63,692
#	CVB Financial Corp.	194,739	2,465,396
*	Dearborn Bancorp, Inc.	21,086	63,891
#	Dime Community Bancshares	346,112	5,780,070
*	Dollar Financial Corp.	166,929	1,941,384
	Donegal Group, Inc. Class A	180,377	2,954,575
	Donegal Group, Inc. Class B	34,692	567,214
* #	E*TRADE Financial Corp.	595,121	1,083,120
	Eastern Insurance Holdings, Inc.	10,570	99,252
	Eastern Virginia Bankshares, Inc.	6,435	67,503
	ECB Bancorp, Inc.	3,122	59,318
* #	eHealth, Inc.	369	4,694
	EMC Insurance Group, Inc.	133,763	3,271,843
	Employers Holdings, Inc.	1,800	22,968

14

*	Encore Bancshares, Inc.	15,000	250,350
*	Encore Capital Group, Inc.	207,755	1,944,587
	Enterprise Bancorp, Inc.	7,993	102,950
#	Enterprise Financial Services Corp.	19,977	370,573
	Epoch Holding Corp.	75,975	664,781
	ESB Financial Corp.	97,688	1,015,955
	ESSA Bancorp, Inc.	27,700	383,922
	Evans Bancorp, Inc.	8,715	146,412
	Evercore Partners, Inc. Class A	2,680	32,616
*	ExlService Holdings, Inc.	899	6,563
*	EZCORP, Inc. Class A	275,700	4,367,088
	F.N.B. Corp.	46,316	606,740
#	Farmers Capital Bank Corp.	14,000	276,920
	FBL Financial Group, Inc. Class A	359,411	6,275,316
	Federal Agriculture Mortgage Corp. Class A	4,100	12,300
#	Federal Agriculture Mortgage Corp. Class C	86,200	499,960
	Fidelity Bancorp, Inc.	5,416	56,326
	Fidelity Southern Corp.	82,912	286,048
	Financial Federal Corp.	272,250	6,302,587
	Financial Institutions, Inc.	61,498	996,883
*	First Acceptance Corp.	8,847	26,983
	First Advantage Bancorp	6,253	62,405
#	First Bancorp	143,984	2,519,720
	First Bancorp of Indiana, Inc.	1,400	9,835
	First Bancorp, Inc.	24,473	440,514
	First Bancshares, Inc. (318687100)	4,398	68,389
	First Bancshares, Inc. (318916103)	3,956	57,500
*	First Bank of Delaware	50,014	80,022
#	First Busey Corp.	241,633	4,504,039
	First Business Financial Services, Inc.	5,150	87,447
*	First California Financial Group, Inc.	5,395	35,121
* #	First Cash Financial Services, Inc.	318,654	4,897,712
#	First Commonwealth Financial Corp.	223,300	2,469,698
#	First Community Bancshares, Inc.	109,410	3,424,533
	First Defiance Financial Corp.	68,992	693,370
#	First Federal Bancshares of Arkansas, Inc.	60,880	530,874
	First Federal Bankshares, Inc.	1,350	3,564
	First Federal of Northern Michigan Bancorp, Inc.	13,700	37,675
	First Financial Bancorp	375,426	5,049,480
#	First Financial Bankshares, Inc.	34,020	1,843,544
	First Financial Corp.	122,845	5,193,887
	First Financial Holdings, Inc.	122,500	2,658,250
	First Financial Northwest, Inc.	3,600	29,412
	First Financial Service Corp.	17,764	322,417
	First Franklin Corp.	2,153	12,574
*	First Investors Financial Services Group, Inc.	43,200	179,928
*	First Keystone Financial, Inc.	16,800	150,780
	First M&F Corp.	18,289	173,928
*	First Mariner Bancorp, Inc.	23,940	35,192
	First Merchants Corp.	167,116	3,678,223
*	First Mercury Financial Corp.	6,548	70,653
* #	First National Bancshares, Inc.	24	95
	First Niagara Financial Group, Inc.	43,712	689,338
	First PacTrust Bancorp, Inc.	2,516	25,663
	First Place Financial Corp.	158,911	1,091,719

15

* #	First Regional Bancorp	1,145	6,297
	First Security Group, Inc.	19,211	143,890
#	First South Bancorp, Inc.	5,514	77,472
	First State Bancorporation	179,336	663,543
	First State Financial Corp.	175	525
	First United Corp.	27,649	481,646
	First West Virginia Bancorp, Inc.	1,040	15,704
	Firstbank Corp.	35,127	322,466
*	FirstCity Financial Corp.	106,795	347,084
* #	FirstFed Financial Corp.	133,962	1,198,960
#	Flagstar Bancorp, Inc.	298,800	567,720
	Flushing Financial Corp.	201,469	3,132,843
	FNB United Corp.	19,043	122,446
*	Forestar Real Estate Group, Inc.	29,231	255,771
*	Fox Chase Bancorp, Inc.	25,475	303,152
*	FPIC Insurance Group, Inc.	93,997	4,207,306
* #	Franklin Bank Corp.	155,974	37,434
*	Franklin Credit Management Corp.	17,900	7,160
#	Frontier Financial Corp.	30,716	204,569
#	Gateway Financial Holdings, Inc.	103,567	563,404
	German American Bancorp, Inc.	35,365	403,161
*	Golfsmith International Holdings, Inc.	1,000	950
	Gouverneur Bancorp, Inc.	4,366	33,836
#	Great Southern Bancorp, Inc.	79,851	850,413
* #	Greater Atlantic Financial Corp.	200	367
#	Greene Bancshares, Inc.	98,331	1,942,037
	Grubb & Ellis Co.	2,288	3,501
	GS Financial Corp.	9,668	149,757
* #	Guaranty Bancorp	222,959	949,805
	Guaranty Federal Bancshares, Inc.	17,171	146,984
#	Habersham Bancorp	740	3,959
*	Hallmark Financial Services, Inc.	43,566	283,179
*	Hampden Bancorp, Inc.	300	2,955
#	Hanmi Financial Corp.	753	3,012
	Harleysville Group, Inc.	32	1,011
#	Harleysville National Corp.	264,106	3,663,150
	Harleysville Savings Financial Corp.	3,362	44,126
	Harrington West Financial Group, Inc.	9,629	36,590
*	Harris & Harris Group, Inc.	14,796	73,980
	Hawthorn Bancshares, Inc.	3,759	73,752
#	Heartland Financial USA, Inc.	50,742	1,205,122
	Hercules Technology Growth Capital, Inc.	76,008	659,749
	Heritage Commerce Corp.	46,307	599,213
	Heritage Financial Corp.	87,885	1,073,076
	Heritage Financial Group	3,053	30,209
	HF Financial Corp.	33,592	461,218
*	HFF, Inc.	49,900	126,746
*	Hilltop Holdings, Inc.	25,370	238,478
	Hingham Institution for Savings	9,594	277,267
	HMN Financial, Inc.	37,346	336,114
	Home Bancshares, Inc.	73,317	1,909,175
	Home Federal Bancorp, Inc.	30,790	356,856
	HopFed Bancorp, Inc.	4,655	50,367
	Horace Mann Educators Corp.	23,400	186,264
	Horizon Bancorp	6,417	111,014

16

#	Horizon Financial Corp.	117,723	707,515
*	HouseValues, Inc.	15,449	41,094
	IBERIABANK Corp.	108,162	5,509,772
	Imperial Capital Bancorp, Inc.	51,800	267,288
	Independence Holding Co.	46,358	302,718
	Independent Bank Corp. (MA)	140,701	4,047,968
	Independent Bank Corp. (MI)	214,800	788,316
	Indiana Community Bancorp	45,811	824,598
	Infinity Property & Casualty Corp.	159,371	6,346,153
	Integra Bank Corp.	161,455	973,574
*	International Assets Holding Corp.	7,738	124,891
	Intervest Bancshares Corp.	572	3,421
	Investors Title Co.	21,702	823,808
#	Irwin Financial Corp.	280,400	616,880
*	Jacksonville Bancorp, Inc.	1,193	15,062
	Jefferson Bancshares, Inc.	5,911	51,721
* #	KBW, Inc.	1,154	33,789
	Kearny Financial Corp.	72,874	840,237
*	Kennedy-Wilson, Inc.	76,600	3,370,400
* #	Kent Financial Services, Inc.	49,712	74,568
	Kentucky First Federal Bancorp	30,981	294,629
#	K-Fed Bancorp	16,030	134,812
*	LaBranche & Co., Inc.	166,500	1,037,295
#	Lakeland Bancorp, Inc.	93,661	1,032,144
#	Lakeland Financial Corp.	85,808	1,926,390
	LandAmerica Financial Group, Inc.	515,238	5,075,094
	Landmark Bancorp, Inc.	9,792	205,632
	Legacy Bancorp, Inc.	34,925	455,422
#	Life Partners Holdings, Inc.	69,663	2,799,059
	Lincoln Bancorp	7,057	98,798
*	Liquidity Services, Inc.	102,074	857,422
	LNB Bancorp, Inc.	16,004	111,388
* #	LoopNet, Inc.	40,139	303,852
	LSB Corp.	25,632	270,418
	LSB Financial Corp.	2,723	42,206
#	Macatawa Bank Corp.	1,285	6,438
	MainSource Financial Group, Inc.	131,699	2,352,144
*	MarketAxess Holdings, Inc.	2,366	13,534
*	Marlin Business Services, Inc.	962	3,810
	Mayflower Bancorp, Inc.	2,950	16,594
*	Mays (J.W.), Inc.	2,700	32,481
#	MBT Financial Corp.	1,363	5,984
	MCG Capital Corp.	208,051	170,602
	Meadowbrook Insurance Group, Inc.	444,386	2,341,914
	Medallion Financial Corp.	161,000	1,302,490
#	Mercantile Bancorp, Inc.	12,292	175,161
	Mercantile Bank Corp.	286	2,771
	Mercer Insurance Group, Inc.	59,656	782,388
	Merchants Bancshares, Inc.	62,524	1,348,017
* #	Meridian Interstate Bancorp, Inc.	9,700	94,090
	Meta Financial Group, Inc.	22,923	239,545
	MetroCorp Bancshares, Inc.	64,082	708,747
	MicroFinancial, Inc.	69,540	208,620
	Mid Penn Bancorp, Inc.	5,484	120,648
	MidSouth Bancorp, Inc.	18,807	311,256

17

#	Midwest Banc Holdings, Inc.	216,843	652,697
	MidWestOne Financial Group, Inc.	2,154	28,002
	Monroe Bancorp	10,897	109,515
*	Move, Inc.	1,396,321	2,345,819
	MSB Financial Corp.	2,496	22,339
	MutualFirst Financial, Inc.	37,037	324,074
#	Nara Bancorp, Inc.	75,667	832,337
#	National Financial Partners Corp.	363	2,418
#	National Interstate Corp.	13,010	227,675
#	National Penn Bancshares, Inc.	87	1,474
	National Security Group, Inc.	12,602	103,966
	National Western Life Insurance Co. Class A	5,829	1,100,399
	Naugatuck Valley Financial Corp.	5,841	45,093
*	Navigators Group, Inc.	150,925	7,623,222
#	NBT Bancorp, Inc.	305,924	8,529,161
	Nelnet, Inc. Class A	57,463	840,684
*	New Century Bancorp, Inc.	8,559	49,214
	New England Bancshares, Inc.	2,680	25,339
	New Hampshire Thrift Bancshares, Inc.	19,518	179,566
	New Westfield Financial, Inc.	73,596	761,719
	NewBridge Bancorp	12,319	46,443
*	Newport Bancorp, Inc.	6,787	78,050
*	NewStar Financial, Inc.	13,191	71,363
*	Newtek Business Services, Inc.	243,027	159,183
* #	NexCen Brands, Inc.	493,934	40,799
*	Nexity Financial Corp.	680	1,020
	North Central Bancshares, Inc.	17,500	277,812
	North Valley Bancorp	80	484
	Northeast Bancorp	13,100	117,900
	Northeast Community Bancorp, Inc.	5,798	44,906
*	Northfield Bancorp, Inc.	2,900	35,090
	Northrim Bancorp, Inc.	40,414	533,061
	Northway Financial, Inc.	982	12,300
#	Norwood Financial Corp.	3,598	115,136
#	NYMAGIC, Inc.	72,223	1,260,291
	Ocean Shore Holding Co.	15,901	127,765
	OceanFirst Financial Corp.	112,791	1,871,203
* #	Ocwen Financial Corp.	411,461	2,756,789
	Ohio Valley Banc Corp.	8,683	161,070
#	Old Second Bancorp, Inc.	99,705	1,346,017
* #	Optimumbank Holdings, Inc.	2,586	13,318
*	Oritani Financial Corp.	50,690	865,785
	Osage Bancshares, Inc.	6,603	52,494
#	PAB Bankshares, Inc.	1,033	6,353
#	Pacific Capital Bancorp	60,125	1,180,855
#	Pacific Continental Corp.	81,461	1,160,819
	Pacific Mercantile Bancorp	747	3,137
*	Pacific Premier Bancorp, Inc.	30,012	120,048
*	Pacific State Bancorp	1,069	5,586
#	PacWest Bancorp	1,007,063	25,166,504
	Pamrapo Bancorp, Inc.	43,227	366,565
	Park Bancorp, Inc.	3,302	37,676
#	Park National Corp.	2,326	169,216
	Parkvale Financial Corp.	50,795	760,909
	Patriot Capital Funding, Inc.	991	4,905

18

	Patriot National Bancorp	10,544	123,470
#	Peapack-Gladstone Financial Corp.	67,199	2,152,384
*	Penn Treaty American Corp.	198,867	27,841
	Penns Woods Bancorp, Inc.	23,232	574,992
* #	Pennsylvania Commerce Bancorp, Inc.	61,137	1,818,826
* #	Penson Worldwide, Inc.	14,751	105,322
	Peoples Bancorp of North Carolina	14,205	143,470
	Peoples Bancorp, Inc. (709788202)	3,331	37,973
	Peoples Bancorp, Inc. (709789101)	96,416	1,846,366
*	Peoples Community Bancorp	900	1,107
#	PFF Bancorp, Inc.	944	1,142
*	PICO Holdings, Inc.	170,271	4,263,586
	Pinnacle Bancshares, Inc.	2,000	17,750
*	Pinnacle Financial Partners, Inc.	139,835	4,091,572
*	Piper Jaffray Companies, Inc.	25,300	998,085
*	PMA Capital Corp. Class A	303,756	1,403,353
#	PMI Group, Inc.	113,700	283,113
	Porter Bancorp, Inc.	13,984	258,582
* #	Portfolio Recovery Associates, Inc.	156,728	5,623,401
	Preferred Bank	9,835	68,747
	Premier Financial Bancorp, Inc.	18,900	165,375
	Presidential Life Corp.	264,449	2,480,532
	Princeton National Bancorp, Inc.	15,057	364,756
	PrivateBancorp, Inc.	64	2,305
	Providence Community Bancshares, Inc.	24	191
#	Provident Bankshares Corp.	40,500	432,135
#	Provident Financial Holdings, Inc.	246,697	1,418,508
#	Provident Financial Services, Inc.	68,663	1,006,600
	Provident New York Bancorp	413,654	4,980,394
	Prudential Bancorp, Inc. of Pennsylvania	13,842	133,022
	PSB Holdings, Inc.	599	3,247
#	Pulaski Financial Corp.	62,836	502,688
	QC Holdings, Inc.	68,919	555,487
	Radian Group, Inc.	29,000	104,400
	Rainier Pacific Financial Group, Inc.	51,047	229,711
	Renasant Corp.	144,153	3,021,447
#	Republic Bancorp, Inc. Class A	182,285	4,196,201
*	Republic First Bancorp, Inc.	71,317	570,536
	Resource America, Inc.	172,680	992,910
*	Rewards Network, Inc.	261,950	995,410
	Riverview Bancorp, Inc.	96,249	460,070
#	Rockville Financial, Inc.	46,775	608,543
#	Roma Financial Corp.	16,228	236,117
	Rome Bancorp, Inc.	53,296	538,023
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	132,884
	Rurban Financial Corp.	2,810	25,290
	S&T Bancorp, Inc.	122,490	4,176,909
#	S.Y. Bancorp, Inc.	131,985	3,634,867
	Safety Insurance Group, Inc.	68,016	2,583,928
	Salisbury Bancorp, Inc.	2,654	70,331
	Sanders Morris Harris Group, Inc.	95,715	708,291
#	Sandy Spring Bancorp, Inc.	29,505	633,472
	SCBT Financial Corp.	77,631	2,630,915
*	Seabright Insurance Holdings	165,630	1,732,490
#	Seacoast Banking Corp. of Florida	73,747	654,873

19

#	Security Bank Corp.	82,743	163,831
*	Security National Financial Corp. Class A	4,843	8,669
#	Shore Bancshares, Inc.	13,341	323,919
	SI Financial Group, Inc.	600	4,170
	Siebert Financial Corp.	12,841	25,810
#	Sierra Bancorp	89,538	1,787,178
* #	Signature Bank	31,956	1,041,126
	Simmons First National Corp. Class A	138,653	4,301,016
#	Smithtown Bancorp, Inc.	90,817	1,786,370
#	South Financial Group, Inc.	1,036,776	6,023,669
	South Street Financial Corp.	2,945	13,252
*	Southcoast Financial Corp.	243	1,251
	Southern Community Financial Corp.	45,516	176,602
*	Southern Connecticut Bancorp, Inc.	7,638	38,190
*	Southern First Bancshares, Inc.	22,627	230,117
	Southern Missouri Bancorp, Inc.	2,308	27,465
	SouthFirst Bancshares, Inc.	100	325
	Southside Bancshares, Inc.	87,842	2,116,114
	Southwest Bancorp, Inc.	139,840	2,024,883
	Southwest Georgia Financial Corp.	10,715	149,474
#	State Bancorp, Inc.	107,076	1,364,148
#	StellarOne Corp.	60,094	1,021,598
	Sterling Bancorp	309,669	4,855,610
	Sterling Bancshares, Inc.	632,637	5,035,791
#	Sterling Financial Corp.	15,068	127,927
	Stewart Information Services Corp.	56,300	934,580
*	Stifel Financial Corp.	14	611
*	Stratus Properties, Inc.	76,178	1,866,361
#	Suffolk Bancorp	99,389	3,225,173
*	Sun American Bancorp	7,880	15,169
*	Sun Bancorp, Inc.	216,484	2,164,840
* #	Superior Bancorp	626	3,462
*	Susser Holdings Corp.	700	10,906
	Sussex Bancorp	5,495	39,567
	SWS Group, Inc.	268,623	4,985,643
	Taylor Capital Group, Inc.	71,940	809,325
	Team Financial, Inc.	3,892	10,820
	Teche Holding Co.	8,015	240,450
* #	Tejon Ranch Co.	164,529	4,781,213
#	Temecula Valley Bancorp, Inc.	599	2,067
*	Tennessee Commerce Bancorp, Inc.	1,350	13,797
*	Texas Capital Bancshares, Inc.	171,944	3,069,200
	TF Financial Corp.	18,951	358,174
*	The Bancorp, Inc.	1,095	4,095
*	The Intergroup Corp.	6,500	84,597
	The Phoenix Companies, Inc.	2,668,100	17,262,607
	The Savannah Bancorp, Inc.	13,017	151,518
	The Wilber Corp.	21,566	167,352
	Thomas Properties Group, Inc.	52,676	366,098
*	Thomas Weisel Partners Group, Inc.	39,690	223,058
#	TIB Financial Corp.	4,767	21,499
*	Tidelands Bancshares, Inc.	10,102	48,692
	TierOne Corp.	163,324	881,950
	Timberland Bancorp, Inc.	75,326	444,423
	Tompkins Financial Corp.	82,112	4,023,488

20

	Tower Financial Corp.	5,450	47,851
#	Tower Group, Inc.	194,624	4,092,943
	TowneBank	11,008	240,745
*	Tradestation Group, Inc.	330,946	2,591,307
* #	Trenwick Group, Ltd.	12,662	506
* #	Triad Guaranty, Inc.	85,095	92,754
	TriCo Bancshares	150,603	3,243,989
#	TrustCo Bank Corp.	497,037	6,048,940
	UCBH Holdings, Inc.	156,346	825,507
#	Umpqua Holdings Corp.	131,308	2,234,862
*	Unico American Corp.	114,100	804,405
	Union Bankshares Corp.	120,442	2,870,133
	Union Bankshares, Inc.	10,382	198,037
*	United America Indemnity, Ltd.	54,564	653,677
	United Bancshares, Inc.	4,692	49,735
*	United Capital Corp.	90,008	2,002,678
#	United Community Banks, Inc.	24,635	323,211
	United Community Financial Corp.	263,953	1,237,940
	United Financial Bancorp, Inc.	53,784	752,976
	United Fire & Casualty Co.	81,501	1,888,378
*	United PanAm Financial Corp.	150,147	262,757
#	United Security Bancshares	89,338	1,250,732
	United Western Bancorp, Inc.	35,127	398,691
	Unity Bancorp, Inc.	31,871	127,165
*	Universal American Corp.	511	4,522
	Universal Insurance Holdings, Inc.	860	2,305
	Univest Corp. of Pennsylvania	99,127	3,066,989
	ViewPoint Financial Group	56,704	963,968
*	Virginia Commerce Bancorp, Inc.	2,665	11,619
	VIST Financial Corp.	9,127	100,580
* #	Waccamaw Bankshares, Inc.	9,250	57,720
	Wainwright Bank & Trust Co.	12,787	105,621
	Washington Banking Co.	24,681	192,265
#	Washington Trust Bancorp, Inc.	132,221	2,818,952
* #	Waterstone Financial, Inc.	26,636	219,747
	Wayne Savings Bancshares, Inc.	1,789	13,417
	Webster Financial Corp.	9,100	168,714
	Wesbanco, Inc.	244,944	6,657,578
#	West Bancorporation	79,837	997,962
#	West Coast Bancorp	105,149	916,899
*	Western Alliance Bancorp	134	1,985
	Westwood Holdings Group, Inc.	68,070	2,610,484
*	White River Capital, Inc.	3,332	41,733
	Willow Financial Bancorp, Inc.	146,353	1,265,953
#	Wilshire Bancorp, Inc.	264,376	2,916,067
*	Wilshire Enterprises, Inc.	130,375	250,320
#	Wintrust Financial Corp.	96,528	2,471,117
* #	World Acceptance Corp.	177,000	3,270,960
#	WSB Holdings, Inc.	44,668	177,779
#	WSFS Financial Corp.	12,200	584,014
	WVS Financial Corp.	3,295	55,620
#	Yadkin Valley Financial Corp.	17,000	253,130
*	ZipRealty, Inc.	117,880	340,673
Total Financials			573,303,697

21

Health Care — (10.2%)
*	A.D.A.M., Inc.	12,803	54,925
* #	Abaxis, Inc.	185,386	2,849,383
* #	ABIOMED, Inc.	269,889	3,934,982
* #	Acadia Pharmaceuticals, Inc.	2,778	5,278
*	Accelr8 Technology Corp.	30,237	80,430
*	Accelrys, Inc.	265,239	1,270,495
* #	Access Pharmaceuticals, Inc.	15,200	28,120
*	Accuray, Inc.	22,715	143,559
*	Achillion Pharmaceuticals, Inc.	1,193	1,909
*	Acorda Therapeutics, Inc.	31,787	648,455
*	Adolor Corp.	294,513	927,716
* #	Advanced Life Sciences Holdings, Inc.	35,367	10,964
*	AdvanSource Biomaterials Corp.	158,764	63,506
* #	ADVENTRX Pharmaceuticals, Inc.	230,739	34,542
*	Affymax, Inc.	10,725	143,715
*	Air Methods Corp.	117,580	1,972,992
* #	Akorn, Inc.	504,019	1,567,499
*	Albany Molecular Research, Inc.	326,551	4,130,870
*	Alexza Pharmaceuticals, Inc.	693	1,975
*	Align Technology, Inc.	596	4,130
*	Alliance Imaging, Inc.	473,700	3,860,655
*	Allied Healthcare International, Inc.	352,871	511,663
*	Allied Healthcare Products, Inc.	12,535	53,587
*	Allion Healthcare, Inc.	75,516	326,984
*	Allos Therapeutics, Inc.	651,602	4,763,211
	Allscripts-Misys Healthcare Solutions, Inc.	443	2,879
*	Almost Family, Inc.	29,219	1,407,187
*	Alteon, Inc.	36	50
*	Altus Pharmaceuticals, Inc.	170	97
* #	AMAG Pharmaceuticals, Inc.	119,140	3,643,301
*	America Services Group, Inc.	60,531	530,857
*	American Caresource Holding, Inc.	6,054	45,405
*	American Claims Evaluation, Inc.	2,200	2,068
*	American Dental Partners, Inc.	86,847	758,174
*	American Shared Hospital Services	35,563	41,787
*	AMICAS, Inc.	326,087	603,261
*	AMN Healthcare Services, Inc.	266,939	2,399,782
*	Amsurg Corp.	297,081	7,409,200
*	Anadys Pharmaceuticals, Inc.	9,396	20,577
	Analogic Corp.	128,346	5,667,759
*	Angeion Corp.	1,294	4,982
*	AngioDynamics, Inc.	170,383	2,146,826
*	Anika Therapeutics, Inc.	64,924	391,492
* #	Ardea Biosciences, Inc.	52,048	528,287
* #	Arena Pharmaceuticals, Inc.	176,537	649,656
* #	Ariad Pharmaceuticals, Inc.	5,118	10,185
*	Arqule, Inc.	9,494	26,203
* #	Array BioPharma, Inc.	164,710	810,373
*	Arrhythmia Research Technology, Inc.	26,575	74,676
* #	Aspect Medical Systems, Inc.	62,568	206,474
*	Assisted Living Concepts, Inc.	193,860	963,484
*	AtriCure, Inc.	32,397	209,609
	Atrion Corp.	19,601	1,939,715
*	ATS Medical, Inc.	230,692	611,334

22

*	AVANIR Pharmaceuticals Class A	277,567	113,802
* #	AVI BioPharma, Inc.	3,910	3,363
* #	Avigen, Inc.	262,088	157,253
*	Bioanalytical Systems, Inc.	30,808	124,772
*	BioCryst Pharmaceuticals, Inc.	2,316	3,706
*	Bio-Imaging Technologies, Inc.	150,975	612,958
* #	BioLase Technology, Inc.	1,870	3,254
* #	BioMimetic Therapeutics, Inc.	42,988	351,642
*	Bio-Reference Laboratories, Inc.	134,668	3,311,486
* #	BioSante Pharmaceuticals, Inc.	112,608	363,724
*	BioScrip, Inc.	356,462	1,069,386
* #	BioSphere Medical, Inc.	45,486	120,538
*	Bovie Medical Corp.	158,799	1,008,374
*	Bruker BioSciences Corp.	611	2,499
* #	BSD Medical Corp.	208,291	1,062,284
* #	Cadence Pharmaceuticals, Inc.	235,629	1,538,657
*	Caliper Life Sciences, Inc.	463,931	649,503
	Cambrex Corp.	279,880	1,259,460
*	Candela Corp.	219,988	147,392
*	Cantel Medical Corp.	116,343	1,116,893
*	Capital Senior Living Corp.	189,391	850,366
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	2,662,120
*	Cardiac Science Corp.	187,226	1,746,819
*	Cardica, Inc.	56,239	305,378
*	CardioDynamics International Corp.	34,800	32,712
*	Cardium Therapeutics, Inc.	18	16
*	CAS Medical Systems, Inc.	997	3,719
*	Catalyst Pharmaceutical Partners, Inc.	25,086	60,206
* #	Cell Therapeutics, Inc.	6,739	2,089
*	Celldex Therapeutics, Inc.	2,766	21,436
*	Centene Corp.	70	1,319
*	Cepheid, Inc.	14,760	175,201
*	Cerus Corp.	51,125	93,559
*	Clarient, Inc.	44,200	72,046
* #	Cleveland Biolabs, Inc.	2,513	7,665
* #	Clinical Data, Inc.	103,438	1,137,818
* #	Columbia Laboratories, Inc.	27,734	43,542
* #	CombiMatrix Corp.	870	5,498
	Computer Programs & Systems, Inc.	100,981	2,796,164
* #	Conceptus, Inc.	280,124	4,538,009
*	CONMED Corp.	266,279	6,976,510
*	Continucare Corp.	10,250	24,190
* #	Corcept Therapeutics, Inc.	199,501	249,376
*	Corvel Corp.	139,347	3,737,287
*	CPEX Pharmaceuticals, Inc.	20,495	238,767
*	Critical Therapeutics, Inc.	87,551	33,269
*	Cross Country Healthcare, Inc.	304,069	3,442,061
*	CryoLife, Inc.	247,429	3,315,549
*	CuraGen Corp.	254,100	170,247
* #	Curis, Inc.	3,274	2,816
*	Cutera, Inc.	1,052	8,953
* #	CV Therapeutics, Inc.	488,838	4,560,859
*	Cyberonics, Inc.	243,068	3,096,686
*	Cyclacel Pharmaceuticals, Inc.	1,595	734
*	Cynosure, Inc. Class A	573	5,019

23

* #	Cypress Bioscience, Inc.	153,054	832,614
*	Cytokinetics, Inc.	38,134	108,682
* #	Cytori Therapeutics, Inc.	144,413	577,652
	Datascope Corp.	151,010	7,576,172
	Daxor Corp.	46,300	708,390
*	Del Global Technologies Corp.	157,042	158,612
* #	Dendreon Corp.	544,471	2,678,797
*	DepoMed, Inc.	176,462	381,158
* #	Dexcom, Inc.	42,925	194,021
*	Dialysis Corp. of America	36,951	281,197
*	Digirad Corp.	75,285	63,239
* #	Discovery Laboratories, Inc.	293,850	537,745
* #	Durect Corp.	617,647	2,538,529
*	DUSA Pharmaceuticals, Inc.	21,621	23,567
* #	Dyax Corp.	363,143	1,216,529
*	Dynacq Healthcare, Inc.	545	1,880
*	Dynavax Technologies Corp.	2,993	898
*	Emageon, Inc.	122,926	299,939
* #	Emergent Biosolutions, Inc.	86,704	1,561,539
* #	Emeritus Corp.	147,225	1,697,504
*	Emisphere Technologies, Inc.	2,065	2,519
*	Encision, Inc.	3,700	4,440
* #	Endocare, Inc.	23,766	23,291
*	Endologix, Inc.	5,319	11,010
*	ENTREMED, Inc.	90,283	27,988
*	Enzo Biochem, Inc.	2,741	15,816
* #	Enzon Pharmaceuticals, Inc.	145,365	722,464
*	EPIX Pharmaceuticals, Inc.	213,733	76,944
*	eResearch Technology, Inc.	532,178	3,437,870
*	etrials Worldwide, Inc.	92,049	101,254
*	Evotec AG Sponsored ADR	140,285	361,935
* #	Exact Sciences Corp.	177,840	90,698
*	Exactech, Inc.	100,152	2,023,070
* #	Exelixis, Inc.	242,802	835,239
*	Five Star Quality Care, Inc.	2,565	5,027
* #	Genomic Health, Inc.	192,364	3,545,269
*	Gentiva Health Services, Inc.	273,736	7,431,932
*	GenVec, Inc.	5,688	5,631
* #	Geron Corp.	5,843	23,255
*	Greatbatch, Inc.	219,343	4,770,710
*	GTC Biotherapeutics, Inc.	90,129	35,150
* #	GTx, Inc.	169,636	2,395,260
* #	Halozyme Therapeutics, Inc.	329,900	1,580,221
*	Hanger Orthopedic Group, Inc.	178,800	2,978,808
*	Harvard Bioscience, Inc.	302,596	938,048
*	Health Grades, Inc.	1,127	2,423
*	HealthStream, Inc.	208,497	469,118
*	HealthTronics, Inc.	325,205	630,898
*	Hi-Tech Pharmacal Co., Inc.	109,775	800,260
* #	HMS Holdings Corp.	231,922	5,744,708
*	Home Diagnostics, Inc.	16,814	146,450
	Hooper Holmes, Inc.	672,769	437,300
*	Human Genome Sciences, Inc.	454	1,466
* #	Hythiam, Inc.	973	623
*	iBioPharma, Inc.	116,875	98,175

24

*	Icagen, Inc.	159	191
*	ICU Medical, Inc.	136,104	4,359,411
*	Idenix Pharmaceuticals, Inc.	168,801	931,782
* #	Idera Pharmaceuticals, Inc.	154,651	1,503,208
*	IDM Pharma, Inc.	64,367	105,562
*	I-Flow Corp.	16,959	95,649
*	Immtech International, Inc.	1,055	338
* #	ImmunoGen, Inc.	274,057	1,268,884
* #	Immunomedics, Inc.	5,373	8,059
*	Implant Sciences Corp.	84,833	23,753
* #	Incyte Corp.	685,953	2,846,705
* #	Indevus Pharmaceuticals, Inc.	152,671	407,632
*	Infinity Pharmaceuticals, Inc.	148,385	701,861
*	Inhibitex, Inc.	12,200	3,172
*	Inspire Pharmaceuticals, Inc.	3,461	12,667
*	IntegraMed America, Inc.	71,370	368,269
* #	InterMune, Inc.	309,720	4,562,176
* #	Introgen Therapeutics, Inc.	285,804	114,322
	Invacare Corp.	256,974	4,674,357
*	Iridex Corp.	6,461	14,731
*	IRIS International, Inc.	173,904	1,939,030
* #	Isolagen, Inc.	106,581	56,488
* #	IsoRay, Inc.	20	8
*	IVAX Diagnostics, Inc.	119	54
*	Javelin Pharmaceuticals, Inc.	3,201	4,545
* #	Kendle International, Inc.	141,840	2,563,049
* #	Kensey Nash Corp.	122,700	3,115,353
*	Keryx Biopharmaceuticals, Inc.	45,500	7,271
	Kewaunee Scientific Corp.	22,706	205,489
*	La Jolla Pharmaceutical Co.	344,597	317,029
#	Landauer, Inc.	89,595	4,843,506
*	Langer, Inc.	13,200	9,768
*	Lannet Co., Inc.	1,686	4,805
#	LCA-Vision, Inc.	992	3,393
*	Lexicon Pharmaceuticals, Inc.	8,884	13,948
*	LHC Group, Inc.	120,710	4,258,649
*	Ligand Pharmaceuticals, Inc. Class B	2,852	5,904
* #	Luminex Corp.	264,960	4,941,504
*	Magyar Bancorp, Inc.	15,818	127,019
* #	Mannkind Corp.	476	1,790
#	Martek Biosciences Corp.	6,485	193,448
*	Matrixx Initiatives, Inc.	93,800	1,537,382
*	Maxygen, Inc.	359,381	1,505,806
*	MDRNA, Inc.	7,523	2,633
*	MedCath Corp.	91,975	1,418,254
*	Medical Action Industries, Inc.	142,304	1,636,496
*	Medical Staffing Network Holdings, Inc.	227,000	97,610
*	MediciNova, Inc.	300	679
* #	Medivation, Inc.	127,336	2,390,097
*	MEDTOX Scientific, Inc.	76,796	756,441
*	Memory Pharmaceuticals Corp.	105,931	10,593
	Mentor Corp.	50,800	858,520
	Merge Healthcare, Inc.	221,137	207,869
*	Merit Medical Systems, Inc.	262,180	4,797,894
*	Metabasis Therapeutics, Inc.	2,124	1,912

25

*	Metropolitan Health Networks, Inc.	468,252	936,504
* #	Micromet, Inc.	66,966	277,909
*	Micrus Endovascular Corp.	949	11,198
* #	MiddleBrook Pharmaceuticals, Inc.	3,172	4,282
* #	Minrad International, Inc.	218,104	161,397
* #	Molecular Insight Pharmaceuticals, Inc.	217,158	1,085,790
* #	Molina Healthcare, Inc.	105,756	2,355,186
*	Momenta Pharmaceuticals, Inc.	31,826	289,935
* #	Monogram Biosciences, Inc.	602,484	301,302
*	MTS Medication Technologies	43,048	170,040
* #	MWI Veterinary Supply, Inc.	96,120	3,328,636
*	Nabi Biopharmaceuticals	199,855	783,432
* #	Nanogen, Inc.	102,087	26,543
*	National Dentex Corp.	646	3,417
#	National Healthcare Corp.	103,884	4,260,283
#	National Research Corp.	66,513	1,904,267
* #	Natus Medical, Inc.	212,592	3,252,658
* #	Nektar Therapeutics	1,395	7,714
* #	Neogen Corp.	135,771	4,001,171
* #	Neopharm, Inc.	142,368	18,650
*	Neurobiological Technologies, Inc.	870	592
*	Neurocrine Biosciences, Inc.	368,927	1,523,669
* #	Neurogen Corp.	249,201	42,364
*	Nighthawk Radiology Holdings, Inc.	1,565	7,183
*	NitroMed, Inc.	104,152	36,453
*	NMT Medical, Inc.	962	1,049
*	North American Scientific, Inc.	17,499	4,375
* #	Northfield Laboratories, Inc.	177,738	152,855
*	Northstar Neuroscience, Inc.	68,280	88,764
* #	Novacea, Inc.	264	351
* #	NovaMed, Inc.	219,315	776,375
* #	Novavax, Inc.	420,750	946,687
*	Noven Pharmaceuticals, Inc.	135,187	1,520,854
*	NOVT Corp.	19,302	25,575
*	NPS Pharmaceuticals, Inc.	37,821	264,747
*	Nutraceutical International Corp.	58,298	533,427
* #	Nuvelo, Inc.	7,038	2,189
* #	NxStage Medical, Inc.	13,774	55,922
*	Occulogix, Inc.	512	1,869
*	Odyssey Healthcare, Inc.	248,988	2,387,795
*	Omnicell, Inc.	231,483	2,541,683
* #	Omrix Biopharmaceuticals, Inc.	80,967	1,403,158
* #	OncoGenex Pharmaceutical, Inc.	9	22
*	Opexa Therapeutics, Inc.	18,635	3,725
* #	Optimer Pharmaceuticals, Inc.	51,244	212,663
*	OraSure Technologies, Inc.	36,288	167,288
* #	Orchid Cellmark, Inc.	287,604	339,373
*	Ore Pharmaceuticals, Inc.	50,794	36,572
*	Orthologic Corp.	315,300	223,863
* #	Oscient Pharmaceuticals Corp.	53,239	39,397
* #	Osiris Therapeutics, Inc.	81,055	1,229,604
*	Osteotech, Inc.	10,806	34,471
*	OxiGENE, Inc.	2,236	1,856
* #	Pain Therapeutics, Inc.	410,909	3,755,708
*	Palomar Medical Technologies, Inc.	59,270	678,049

26

*	Panacos Pharmaceuticals, Inc.	194,943	60,432
*	Par Pharmaceutical Cos, Inc.	271,575	2,715,750
*	PDI, Inc.	131,394	637,261
* #	Penwest Pharmaceuticals Co.	1,694	2,117
*	Pharmacopia, Inc.	90,551	81,496
*	Pharmanet Development Group, Inc.	181,781	290,850
*	Phase Forward, Inc.	142,125	2,028,124
*	PHC, Inc.	26,839	53,410
*	PhotoMedex, Inc.	20,675	5,375
* #	Poniard Pharmaceuticals, Inc.	1	3
* #	Pozen, Inc.	244,062	1,505,863
*	Progenics Pharmaceuticals, Inc.	105,104	1,052,091
*	Prospect Medical Holdings, Inc.	32,100	77,040
*	Providence Service Corp.	882	1,058
* #	ProxyMed, Inc.	121,529	608
	Psychemedics Corp.	1,558	15,923
*	QuadraMed Corp.	676	4,022
* #	Questcor Pharmaceuticals, Inc.	343,109	2,655,664
*	Quidel Corp.	307,000	4,853,670
* #	Quigley Corp.	56,585	207,101
* #	RadNet, Inc.	1,581	5,439
*	Regeneration Technologies, Inc.	302,085	921,359
*	RehabCare Group, Inc.	130,630	2,237,692
*	Repligen Corp.	323,173	1,295,924
* #	Repros Therapeutics, Inc.	859	6,735
*	Res-Care, Inc.	263,391	4,058,855
*	Retractable Technologies, Inc.	272	367
* #	Rigel Pharmaceuticals, Inc.	232,324	2,023,542
*	Rochester Medical Corp.	101,576	1,269,700
* #	Rockwell Medical Technologies, Inc.	714	1,814
*	Rural/Metro Corp.	110,300	196,334
*	RXi Pharmaceuticals Corp.	319	2,935
* #	Salix Pharmaceuticals, Ltd.	12,989	119,499
* #	Sangamo BioSciences, Inc.	343,507	2,682,790
*	Santarus, Inc.	40,827	68,589
* #	Savient Pharmaceuticals, Inc.	185,995	885,336
* #	SciClone Pharmaceuticals, Inc.	3,669	3,339
* #	Seattle Genetics, Inc.	557,925	5,735,469
*	Senesco Technologies, Inc.	185	183
*	Senomyx, Inc.	2,260	5,650
*	SenoRx, Inc.	16	42
* #	Sequenom, Inc.	526	9,468
*	SeraCare Life Sciences, Inc.	127,485	350,584
*	Somanetics Corp.	124,105	2,326,969
* #	Somaxon Pharmaceuticals, Inc.	798	782
*	Sonic Innovations, Inc.	2,086	3,525
* #	SonoSite, Inc.	154,826	3,262,184
	Span-American Medical System, Inc.	36,600	424,560
*	Spectranetics Corp.	226,593	679,779
*	Spectrum Pharmaceuticals, Inc.	2,070	3,726
*	SRI/Surgical Express, Inc.	46,400	106,720
* #	STAAR Surgical Co.	10,672	26,253
* #	Stereotaxis, Inc.	2,339	9,426
*	Strategic Diagnostics, Inc.	1,653	2,198
*	Sun Healthcare Group, Inc.	420,360	4,825,733

27

*	SunLink Health Systems, Inc.	33,465	74,292
*	SuperGen, Inc.	4,417	5,477
* #	SurModics, Inc.	180,264	4,776,996
* #	Symmetry Medical, Inc.	269,982	3,488,167
*	Synovis Life Technologies, Inc.	119,202	2,084,843
* #	Synta Pharmaceuticals Corp.	19,520	138,202
*	Targacept, Inc.	259	1,533
* #	Telik, Inc.	140,820	33,797
*	Theragenics Corp.	280,300	546,585
*	Theravance, Inc.	34,155	231,571
*	Thoratec Corp.	59	1,453
*	Threshold Pharmaceuticals, Inc.	17,876	8,044
*	Titan Pharmaceuticals, Inc.	350,605	63,109
*	TorreyPines Therapeutics, Inc.	900	306
*	Transcend Services, Inc.	2,562	28,951
#	Trimeris, Inc.	1,666	5,448
*	U.S. Physical Therapy, Inc.	118,606	1,646,251
*	Urologix, Inc.	123,100	126,793
*	Uroplasty, Inc.	12,179	17,660
	Utah Medical Products, Inc.	53,100	1,394,937
*	Vascular Solutions, Inc.	150,435	1,415,593
*	Vermillion, Inc.	8,260	5,782
* #	Vical, Inc.	21,924	35,955
*	ViroPharma, Inc.	267,832	3,358,613
* #	Vision-Sciences, Inc.	23,250	73,237
*	Vital Images, Inc.	114,941	1,499,980
*	Vivus, Inc.	585,337	3,564,702
*	VNUS Medical Technologies	66,469	1,025,617
* #	Volcano Corp.	178,364	2,773,560
*	Wright Medical Group, Inc.	48	1,113
* #	XOMA, Ltd.	138	172
	Young Innovations, Inc.	67,056	1,139,952
* #	Zila, Inc.	26,503	16,697
* #	Zoll Medical Corp.	196,158	4,723,485
* #	Zymogenetics, Inc.	2,337	7,478
Total Health Care			359,325,625

Industrials — (13.3%)
* #	3-D Systems Corp.	116,036	1,261,311
*	A. T. Cross Co. Class A	73,055	387,191
#	AAON, Inc.	212,587	3,505,560
*	ACCO Brands Corp.	177,655	500,987
*	Accuride Corp.	301,683	96,539
	Aceto Corp.	228,797	1,910,455
*	Active Power, Inc.	333,059	139,885
	Administaff, Inc.	113,778	2,274,422
*	AeroCentury Corp.	8,166	91,867
*	Aerosonic Corp.	480	605
* #	AeroVironment, Inc.	76,348	2,742,420
*	Air Transport Services Group, Inc.	80,379	26,123
* #	AirTran Holdings, Inc.	4,109	16,806
	Alamo Group, Inc.	90,749	1,141,622
*	Alaska Air Group, Inc.	546,500	13,498,550
	Albany International Corp. Class A	900	13,104
* #	Allegiant Travel Co.	16,968	675,835

28

* #	Allied Defense Group, Inc.	51,940	376,565
*	Altra Holdings, Inc.	143,580	1,283,605
	American Ecology Corp.	176,798	3,101,037
*	American Locker Group, Inc.	32,200	35,420
#	American Railcar Industries, Inc.	629	6,994
*	American Reprographics Co.	123,819	1,317,434
#	American Science & Engineering, Inc.	89,984	5,659,994
* #	American Superconductor Corp.	264,474	3,308,570
#	American Woodmark Corp.	129,528	2,401,449
	Ameron International Corp.	79,595	3,740,965
	Ampco-Pittsburgh Corp.	86,200	2,037,768
* #	AMREP Corp.	63,623	1,915,689
*	APAC Customer Services, Inc.	4,011	5,976
	Apogee Enterprises, Inc.	255,606	2,520,275
*	Applied Energetics, Inc.	1,516	1,182
	Applied Signal Technologies, Inc.	122,704	2,198,856
*	Argan, Inc.	8,219	97,560
*	Argon ST, Inc.	216,502	4,516,232
#	Arkansas Best Corp.	162,953	4,756,598
*	Arotech Corp.	99,723	63,823
	Art’s-Way Manufacturing Co., Inc.	200	800
* #	Astec Industries, Inc.	198,740	5,051,971
*	Astronics Corp.	68,636	857,950
*	Astronics Corp. Class B	17,159	207,109
*	Avalon Holding Corp. Class A	20,575	32,920
*	Avis Budget Group, Inc.	86,238	141,430
* #	Axsys Technologies, Inc.	101,363	6,692,999
* #	AZZ, Inc.	119,452	3,485,609
#	Badger Meter, Inc.	249,540	6,288,408
*	Baker (Michael) Corp.	85,237	2,031,198
*	Baldwin Technology Co., Inc. Class A	2,160	4,277
	Barrett Business Services, Inc.	92,843	1,021,273
* #	Beacon Roofing Supply, Inc.	188,843	2,583,372
*	Blount International, Inc.	325,962	2,832,610
#	BlueLinx Holdings, Inc.	11,916	32,054
	Bowne & Co., Inc.	214,283	1,669,265
*	Breeze-Eastern Corp.	22,487	188,778
#	Briggs & Stratton Corp.	69,100	1,089,016
*	BTU International, Inc.	74,894	371,474
* #	Builders FirstSource, Inc.	2,643	10,043
*	Butler International, Inc.	1	—
#	C&D Technologies, Inc.	230,400	806,400
*	CAI International, Inc.	75	594
*	Cano Petroleum, Inc.	1,730	1,003
* #	Capstone Turbine Corp.	7,331	9,897
	Cascade Corp.	116,703	3,852,366
*	Casella Waste Systems, Inc. Class A	190,472	959,979
* #	CBIZ, Inc.	681,623	5,521,146
	CDI Corp.	56,357	732,641
*	CECO Environmental Corp.	986	2,761
*	Celadon Group, Inc.	200,675	2,145,216
* #	Cenveo, Inc.	636	3,072
*	Ceradyne, Inc.	800	18,800
	Champion Industries, Inc.	46,712	147,610
	Chase Corp.	76,372	1,113,504

29

	Chicago Rivet & Machine Co.	20,000	314,000
	CIRCOR International, Inc.	106,080	3,251,352
* #	Coleman Cable, Inc.	1,786	12,431
*	Columbus McKinnon Corp.	184,400	2,588,976
*	Comforce Corp.	80,066	76,063
	Comfort Systems USA, Inc.	400,300	3,734,799
*	Commercial Vehicle Group, Inc.	211,435	281,209
*	Competitive Technologies, Inc.	102,100	148,045
	CompX International, Inc.	14,716	83,587
*	COMSYS IT Partners, Inc.	4,801	29,190
*	Conrad Industries, Inc.	18,700	187,935
*	Consolidated Graphics, Inc.	84,422	1,098,330
*	Cornell Companies, Inc.	106,200	2,418,174
*	Corrpro Companies, Inc.	37,900	15,160
*	CoStar Group, Inc.	32,189	1,159,448
*	Covanta Holding Corp.	1	16
*	Covenant Transport Group Class A	91,000	190,190
*	CPI Aerostructures, Inc.	47,933	321,151
* #	CRA International, Inc.	51,625	1,396,972
#	Cubic Corp.	77,697	1,728,758
	Deluxe Corp.	14,900	181,184
	Diamond Management & Technology Consultants, Inc.	43,492	173,098
* #	Document Securities Systems, Inc.	1,070	1,498
* #	Dollar Thrifty Automotive Group, Inc.	536,758	869,548
* #	Double Eagle Petroleum Co.	268	2,163
	Ducommun, Inc.	99,023	1,999,274
*	DXP Enterprises, Inc.	67,332	939,955
*	Dynamex, Inc.	104,998	2,563,001
	Dynamic Materials Corp.	30,064	571,216
*	Eagle Test Systems, Inc.	121,798	1,844,022
#	Eastern Co.	53,459	628,143
	Ecology & Environment, Inc. Class A	20,492	204,920
	Electro Rent Corp.	238,205	2,856,078
#	Encore Wire Corp.	219,225	4,202,543
* #	Ener1, Inc.	102,006	798,707
* #	Energy Focus, Inc.	838	2,011
* #	EnerSys Inc.	29,548	390,625
*	ENGlobal Corp.	238,669	1,047,757
	Ennis, Inc.	227,402	2,676,522
* #	EnPro Industries, Inc.	197,900	4,395,359
*	Environmental Tectonics Corp.	60,400	84,560
	Espey Manufacturing & Electronics Corp.	41,000	807,700
*	Exide Technologies	49,570	235,457
*	Exponent, Inc.	145,900	4,293,837
* #	ExpressJet Holdings, Inc.	49,740	86,050
*	EXX, Inc. Class A	15,725	25,160
*	EXX, Inc. Class B	5,105	12,763
	Federal Signal Corp.	467,647	3,979,676
*	First Aviation Services, Inc.	1,700	2,465
* #	Flanders Corp.	254,700	1,579,140
*	Flow International Corp.	152,714	586,422
*	Fortune Industries, Inc.	25	10
	Forward Air Corp.	180,225	4,716,488
	Franklin Electric Co., Inc.	15,824	667,140
	Freightcar America, Inc.	622	16,240

30

	Frozen Food Express Industries, Inc.	161,875	937,256
* #	Fuel Tech, Inc.	72,546	852,416
* #	FuelCell Energy, Inc.	5,063	24,201
*	Furmanite Corp.	332,038	2,656,304
	G & K Services, Inc. Class A	149,828	3,384,615
	GenCorp, Inc.	4,499	22,045
	General Employment Enterprises, Inc.	78	32
* #	GeoEye, Inc.	146,037	3,160,241
*	GeoPetro Resources Co.	123	154
*	Global Cash Access, Inc.	1,975	5,570
#	Gorman-Rupp Co.	165,285	5,198,213
*	GP Strategies Corp.	152,856	920,193
#	Graham Corp.	65,200	1,369,200
	Great Lakes Dredge & Dock Corp.	22,271	99,774
	Greenbrier Companies, Inc.	149,800	1,235,850
*	Griffon Corp.	482,883	4,075,533
	Hardinge, Inc.	102,200	712,334
* #	Hawaiian Holdings, Inc.	588,481	4,119,367
#	Healthcare Services Group, Inc.	410,100	6,791,256
	HEICO Corp. Class A	125,402	3,520,034
#	Heidrick & Struggles International, Inc.	165,119	3,984,321
*	Henry Bros. Electronics, Inc.	29,514	178,560
*	Herley Industries, Inc.	127,372	1,694,048
* #	Hill International, Inc.	317,228	1,992,192
	Hi-Shear Technology Corp.	65,001	653,260
	HNI Corp.	28	513
* #	Hoku Scientific, Inc.	474	2,346
#	Horizon Lines, Inc. Class A	402	1,885
#	Houston Wire & Cable Co.	34,065	392,429
*	HQ Sustainable Maritime Industries, Inc.	495	2,030
*	Hudson Highland Group, Inc.	2,011	10,538
*	Hudson Technologies, Inc.	20,484	22,123
* #	Hurco Companies, Inc.	54,770	1,232,325
*	Huttig Building Products, Inc.	161,870	179,676
* #	ICF International, Inc.	6,100	113,338
*	ICT Group, Inc.	52,478	276,559
*	II-VI, Inc.	95,342	2,678,157
* #	InnerWorkings, Inc.	178,664	1,241,715
*	Innotrac Corp.	156,400	416,024
	Innovative Solutions & Support, Inc.	38,899	239,229
*	Insituform Technologies, Inc. Class A	196,867	2,643,924
	Insteel Industries, Inc.	1,362	13,974
*	Integrated Electrical Services, Inc.	25,682	314,091
*	Interline Brands, Inc.	252,827	2,690,079
*	International Shipholding Corp.	64,625	1,589,129
*	Intersections, Inc.	163,946	1,377,146
* #	JetBlue Airways Corp.	229,279	1,272,498
*	JPS Industries, Inc.	24,500	134,750
*	Kadant, Inc.	106,811	1,755,973
	Kaman Corp. Class A	237,610	6,066,183
	Kelly Services, Inc. Class A	1,184,737	16,870,655
	Kelly Services, Inc. Class B	518	7,382
*	Kenexa Corp.	2,004	17,856
*	Key Technology, Inc.	49,705	804,724
*	Kforce, Inc.	393,681	3,098,269

31

	Knoll, Inc.	203,329	2,940,137
*	Korn/Ferry International	253,000	3,514,170
*	K-Tron International, Inc.	54,706	5,141,817
*	L.B. Foster Co. Class A	120,700	3,319,250
	L.S. Starrett Co. Class A	49,011	695,956
*	LaBarge, Inc.	211,950	2,914,313
*	Ladish Co., Inc.	115,716	1,970,643
	Lawson Products, Inc.	80,960	2,412,608
* #	Layne Christensen Co.	146,555	3,851,465
*	Learning Tree International, Inc.	101,619	1,295,642
*	LECG Corp.	1,804	8,659
*	LGL Group, Inc.	44,834	201,753
*	Limco-Piedmont, Inc.	2,800	9,940
*	LMI Aerospace, Inc.	106,076	1,619,781
	LSI Industries, Inc.	260,130	2,042,021
*	Lydall, Inc.	141,300	939,645
*	M&F Worldwide Corp.	85,330	1,966,857
*	Mac-Gray Corp.	116,200	881,958
*	Magnetek, Inc.	298,299	641,343
*	Manitex International, Inc.	6,450	11,288
*	Marten Transport, Ltd.	206,500	3,795,470
*	Maxco, Inc.	18,800	63,356
	McGrath Rentcorp	246,518	5,605,819
*	Meadow Valley Corp.	22,900	160,071
* #	Media Sciences International, Inc.	11,400	14,364
*	Medialink Worldwide, Inc.	59,209	8,289
*	Merrimac Industries, Inc.	20,512	62,562
* #	Mesa Air Group, Inc.	331,800	122,766
#	Met-Pro Corp.	260,261	3,039,848
*	MFRI, Inc.	46,934	331,823
*	Microvision, Inc.	3,741	6,472
*	Middleby Corp.	200	8,078
*	Miller Industries, Inc.	34,193	208,577
*	Misonix, Inc.	62,750	128,638
*	Mobile Mini, Inc.	128,085	2,151,828
*	Moore Handley, Inc.	1,500	1,650
	Mueller (Paul) Co.	26,300	933,650
	Mueller Water Products, Inc.	31,700	221,900
	Multi-Color Corp.	101,404	1,997,659
	NACCO Industries, Inc. Class A	13,080	805,859
*	Nashua Corp.	54,500	372,780
*	National Patent Development Corp.	109,400	164,100
	National Technical Systems, Inc.	110,388	470,805
* #	Navigant Consulting, Inc.	133,792	2,163,417
*	NCI Building Systems, Inc.	130,500	2,428,605
*	North America Galvanizing & Coatings, Inc.	141,077	517,753
* #	Odyssey Marine Exploration, Inc.	448,045	1,693,610
	Omega Flex, Inc.	115,650	2,473,754
*	On Assignment, Inc.	199,121	1,294,287
*	Orbit International Corp.	14,582	37,038
*	P.A.M. Transportation Services, Inc.	96,745	839,747
	Pacer International, Inc.	90,089	1,017,105
*	Paragon Technologies, Inc.	39,425	155,532
*	Park-Ohio Holdings Corp.	125,525	952,735
*	Patrick Industries, Inc.	48,300	92,736

32

*	Patriot Transportation Holding, Inc.	31,700	2,219,000
*	Pemco Aviation Group Inc	66	178
*	Perini Corp.	2,146	40,817
*	PGT, Inc.	32,050	66,344
* #	PHH Corp.	61,100	492,466
*	Pike Electric Corp.	20,925	183,094
* #	Pinnacle Airlines Corp.	217,187	592,921
* #	Plug Power, Inc.	677,284	663,738
* #	PMFG, Inc.	125,088	1,358,456
	Portec Rail Products, Inc.	4,256	28,643
*	Powell Industries, Inc.	110,356	2,042,690
* #	Power-One, Inc.	6,377	7,078
	Preformed Line Products Co.	42,079	1,683,160
*	PRG-Schultz International, Inc.	620	2,629
* #	Protection One, Inc.	26,663	195,973
	Providence & Worcester Railroad Co.	15,612	218,568
*	Quality Distribution, Inc.	1,398	2,852
	Quixote Corp.	66,768	428,651
#	Raven Industries, Inc.	349,469	11,249,407
*	RBC Bearings, Inc.	117,752	2,794,255
*	RCM Technologies, Inc.	112,993	128,812
*	Republic Airways Holdings, Inc.	163,944	2,450,963
*	Rush Enterprises, Inc. Class A	239,334	2,242,560
*	Rush Enterprises, Inc. Class B	119,786	1,278,117
*	Saia, Inc.	112,832	1,197,148
	Schawk, Inc.	244,071	3,204,652
* #	School Specialty, Inc.	207,467	4,356,807
*	Schuff International, Inc.	53,200	851,200
	Servidyne, Inc.	19,750	76,630
	Servotronics, Inc.	24,804	146,344
*	SIFCO Industries, Inc.	45,830	261,231
*	Simclar, Inc.	23,400	31,824
	SkyWest, Inc.	1,074,109	16,552,020
*	SL Industries, Inc.	88,385	936,881
*	SmartPros, Ltd.	38,973	115,555
*	SPACEHAB, Inc.	6,182	2,226
*	Sparton Corp.	6,900	14,007
*	Spherion Corp.	474,893	1,510,160
*	Spherix, Inc.	135,335	94,735
* #	Spire Corp.	102,842	889,583
*	Standard Parking Corp.	190,180	3,986,173
#	Standard Register Co.	22,811	185,453
	Standex International Corp.	116,377	3,003,690
* #	Stanley, Inc.	57,083	1,955,664
*	Sterling Construction Co., Inc.	62,130	820,737
#	Sun Hydraulics, Inc.	160,570	3,362,336
	Supreme Industries, Inc.	95,760	138,852
	Sypris Solutions, Inc.	167,114	155,416
	TAL International Group, Inc.	217,127	3,595,623
*	Taleo Corp. Class A	9,954	137,365
* #	Taser International, Inc.	30,614	153,376
* #	Team, Inc.	156,000	4,332,120
*	TeamStaff, Inc.	3,862	7,338
	Tech/Ops Sevcon, Inc.	60,800	291,840
	Technology Research Corp.	57,021	96,936

33

	Tecumseh Products Co. Class A	123,298	2,283,479
*	Tecumseh Products Co. Class B	9,600	159,360
#	Tennant Co.	184,600	4,631,614
*	The Advisory Board Co.	96	2,366
	Thomas Group, Inc.	307	319
#	Titan International, Inc.	325,861	3,766,953
	Todd Shipyards Corp.	55,095	688,688
*	Trailer Bridge, Inc.	42,500	191,250
*	TRC Companies, Inc.	179,330	324,587
	Tredegar Industries, Inc.	337,450	4,967,264
* #	Trex Co., Inc.	144,000	2,348,640
#	Triumph Group, Inc.	14,909	653,909
*	TrueBlue, Inc.	3,262	27,172
*	Tufco Technologies, Inc.	6,498	22,418
* #	TurboChef Technologies, Inc.	284,090	1,428,973
	Twin Disc, Inc.	164,400	1,274,100
*	U.S. Home Systems, Inc.	653	1,384
* #	Ultralife Corp.	72,011	625,776
	Universal Forest Products, Inc.	76,978	1,820,530
*	Universal Power Group, Inc.	18,016	24,141
*	Universal Security Instruments, Inc.	197	621
*	Universal Truckload Services, Inc.	33,987	519,321
* #	UQM Technologies, Inc.	2,007	4,415
*	US Airways Group, Inc.	23,900	242,346
*	USA Truck, Inc.	65,486	967,228
* #	Valence Technology, Inc.	67,400	155,020
	Valpey Fisher Corp.	36,360	72,720
*	Versar, Inc.	34,351	130,534
	Viad Corp.	194,613	4,252,294
#	Vicor Corp.	96,175	672,263
*	Volt Information Sciences, Inc.	230,256	1,761,458
	VSE Corp.	33,772	1,107,384
	Wabash National Corp.	301,940	1,835,795
*	WCA Waste Corp.	140,080	455,260
	Western Refining, Inc.	1,300	8,671
*	Willdan Group, Inc.	131	289
*	Willis Lease Finance Corp.	68,261	869,645
* #	YRC Worldwide, Inc.	38,971	178,487
*	Zareba Systems, Inc.	750	1,005
Total Industrials			465,100,728

Information Technology — (15.5%)
*	3Com Corp.	1,754,633	4,790,148
* #	Acacia Research	280,483	723,646
*	Access Integrated Technologies, Inc.	1,512	1,799
*	ACI Worldwide, Inc.	61,942	848,605
*	Acme Packet, Inc.	121	574
*	Acorn Factor, Inc.	10,025	22,456
*	Actel Corp.	141,089	1,705,766
*	ActivIdentity Corp.	433,354	866,708
*	Actuate Corp.	599,387	1,702,259
	Acxiom Corp.	74,980	589,343
*	Adaptec, Inc.	155,395	498,818
*	ADDvantage Technologies Group, Inc.	508	1,031
*	Adept Technology, Inc.	17,144	98,064

34

*	Advanced Analogic Technologies, Inc.	3,129	9,418
*	Advanced Energy Industries, Inc.	402,909	4,299,039
*	Advanced Photonix, Inc.	65,272	78,326
*	Aehr Test Systems	42,605	116,738
*	Aetrium, Inc.	767	1,680
	Agilysys, Inc.	169,595	681,772
*	Airspan Networks, Inc.	51,891	14,529
* ●	Allen Organ Co. Escrow	4,700	42,711
*	Allied Motion Technologies, Inc.	34,580	101,319
* #	American Commercial Lines, Inc.	5,940	44,134
	American Software, Inc. Class A	277,700	1,263,535
*	Amtech Systems, Inc.	62,270	399,151
* #	Anadigics, Inc.	111,910	196,962
*	Analysts International Corp.	190,092	163,479
*	Anaren, Inc.	130,802	1,628,485
*	Ansys, Inc.	89	2,548
*	Applied Micro Circuits Corp.	2,438,511	12,460,791
* #	Ariba, Inc.	311	3,328
* #	Art Technology Group, Inc.	1,005,130	1,960,004
*	Aruba Networks, Inc.	721	2,242
*	Astea International, Inc.	21,160	71,732
	Astro-Med, Inc.	68,027	480,271
*	Asyst Technologies, Inc.	476,594	300,254
	Atlantic Tele-Network, Inc.	65,445	1,592,277
*	ATMI, Inc.	937	11,394
*	Authentidate Holding Corp.	272,845	103,681
*	Autobytel, Inc.	391,202	305,138
* #	Avanex Corp.	692	2,145
* #	Avid Technology, Inc.	66,615	987,900
*	Aviza Technology, Inc.	111,651	16,748
*	Avocent Corp.	63,488	953,590
*	Aware, Inc.	78,144	175,824
*	Axcelis Technologies, Inc.	1,005,230	442,301
*	Axesstel, Inc.	78,569	31,428
*	AXT, Inc.	289,963	461,041
* #	Bankrate, Inc.	179,072	5,893,260
* #	BearingPoint, Inc.	1,496,056	329,132
	Bel Fuse, Inc. Class A	42,550	885,891
	Bel Fuse, Inc. Class B	97,305	2,111,519
*	Bell Microproducts, Inc.	228,950	206,055
*	BigBand Networks, Inc.	66,103	244,581
*	Bitstream, Inc.	81,600	345,168
	Black Box Corp.	312,624	9,506,896
	Blackbaud, Inc.	7,086	107,707
*	Blonder Tongue Laboratories, Inc.	76,200	64,774
* #	Blue Coat Systems, Inc.	231,146	3,120,471
	Bogen Communications International, Inc.	64,200	263,220
* #	Bookham, Inc.	692,066	373,716
* #	Borland Software Corp.	698,336	1,047,504
*	Bottomline Technologies, Inc.	135,609	1,068,599
*	Brightpoint, Inc.	80	461
*	BSQUARE Corp.	87,489	248,469
*	Cabot Microelectronics Corp.	234,301	6,731,468
*	CalAmp Corp.	221,484	172,758
*	California Micro Devices Corp.	69,454	164,606

35

*	Callidus Software, Inc.	1,618	5,469
*	CallWave, Inc.	182,541	198,970
*	Captaris, Inc.	271,921	1,294,344
*	Cascade Microtech, Inc.	9,900	31,680
#	Cass Information Systems, Inc.	36,620	1,272,545
*	Catapult Communications Corp.	127,358	543,819
* #	Cavium Networks, Inc.	114,240	1,455,418
*	CEVA, Inc.	187,703	1,595,476
*	Checkpoint Systems, Inc.	84,255	1,062,456
*	Cherokee International Corp.	190,958	561,417
*	Chordiant Software, Inc.	2,563	8,509
*	Chyron International Corp.	315	674
*	Ciber, Inc.	320,766	1,732,136
*	Cirrus Logic, Inc.	695,469	3,991,992
*	Clarus Corp.	138,650	693,250
*	Clearfield, Inc.	41,400	39,330
#	Cognex Corp.	231,298	3,705,394
	Cohu, Inc.	157,211	2,222,964
*	Comarco, Inc.	72,455	82,236
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	947,200
* #	CommVault Systems, Inc.	84,017	898,982
*	Computer Task Group, Inc.	178,200	889,218
*	Concurrent Computer Corp.	510	1,872
*	Conexant Systems, Inc.	26,618	41,258
* #	Convera Corp.	2,214	731
*	CPI International, Inc.	889	8,766
*	Cray, Inc.	76,752	241,001
*	CSG Systems International, Inc.	146,655	2,438,873
*	CSP, Inc.	78,328	291,772
	CTS Corp.	147,210	1,028,998
*	CVD Equipment Corp.	31,867	79,349
*	CyberOptics Corp.	56,931	440,646
* #	CyberSource Corp.	189,607	2,303,725
* #	Cymer, Inc.	72,380	1,771,139
#	Daktronics, Inc.	201,959	2,011,512
*	Data I/O Corp.	77,000	219,450
*	Datalink Corp.	48,966	150,815
	Dataram Corp.	83,150	106,432
*	Datawatch Corp.	18,488	24,774
*	DDi Corp.	83,350	373,408
*	DealerTrack Holdings, Inc.	48,480	520,190
*	Digi International, Inc.	239,351	2,450,954
*	Digimarc Corp.	60,380	603,800
*	Digital Angel Corp.	313,235	65,779
*	Ditech Networks, Inc.	316,660	262,828
*	DivX, Inc.	3,104	21,666
*	Dot Hill Systems Corp.	415,566	494,524
*	Double-Take Software, Inc.	19,524	144,478
*	DSP Group, Inc.	275,627	1,736,450
* #	DTS, Inc.	179,451	3,705,663
*	Dycom Industries, Inc.	40,306	357,917
*	Dynamics Research Corp.	82,812	637,652
* #	EarthLink, Inc.	780,292	5,384,015
*	Easylink Services International Corp.	13,900	29,607

36

*	Ebix, Inc.	300	7,629
* #	Echelon Corp.	395,168	3,212,716
*	EDCI Holdings, Inc.	62,230	196,025
*	EDGAR Online, Inc.	80,827	120,432
*	Edgewater Technology, Inc.	87,868	188,916
*	EFJohnson Technologies, Inc.	1,848	3,511
*	Elecsys Corp.	30,197	149,475
*	Electro Scientific Industries, Inc.	83,371	697,815
*	Electroglas, Inc.	192,800	127,248
*	Electronics for Imaging, Inc.	9,840	104,304
	Electro-Sensors, Inc.	3,450	11,040
*	Elixir Gaming Technologies, Inc.	3,178	445
*	eLoyalty Corp.	12,302	39,982
* #	EMCORE Corp.	459,541	1,635,966
*	EMS Technologies, Inc.	151,599	3,168,419
*	En Pointe Technologies, Inc.	57,200	57,200
*	Endwave Corp.	907	2,993
*	Entegris, Inc.	5,110,889	13,748,291
*	Entorian Technologies, Inc.	445,218	227,061
*	Entrust, Inc.	212,939	298,115
*	Epicor Software Corp.	560,873	3,954,155
*	EPIQ Systems, Inc.	289,576	3,935,338
*	ePlus, Inc.	56,073	474,378
*	Evans & Sutherland Computer Corp.	99,891	81,411
*	Evolving Systems, Inc.	71,600	79,476
*	Exar Corp.	395,970	2,645,080
*	Extreme Networks, Inc.	9,480	17,443
*	FalconStor Software, Inc.	181,605	546,631
* #	Faro Technologies, Inc.	136,378	2,068,854
*	FEI Co.	92,776	1,949,224
* #	Finisar Corp.	636	388
*	Forgent Networks, Inc.	155,036	27,891
* #	Forrester Research, Inc.	224,649	6,301,404
*	FortuNet, Inc.	5,362	21,931
	Frequency Electronics, Inc.	89,100	384,021
*	FSI International, Inc.	276,071	135,275
*	Gerber Scientific, Inc.	213,989	1,022,867
	Gevity HR, Inc.	42,060	143,425
*	Giga-Tronics, Inc.	33,725	31,027
*	Globecomm Systems, Inc.	83,337	656,696
*	Glu Mobile, Inc.	500	445
*	Goldleaf Financial Solutions, Inc.	1,387	1,318
*	GSE Systems, Inc.	117,306	703,836
*	GSI Technology, Inc.	14,376	50,316
*	GTSI Corp.	88,426	513,755
*	Guidance Software, Inc.	354	1,009
*	Hackett Group, Inc.	399,644	1,190,939
*	Halifax Corp.	6,350	4,286
*	Harmonic, Inc.	768,602	5,464,760
*	Harris Stratex Networks, Inc. Class A	16,914	112,140
*	Hauppauge Digital, Inc.	780	881
#	Heartland Payment Systems, Inc.	335	5,832
*	hi/fn, inc.	127,506	337,891
*	Hutchinson Technology, Inc.	240,529	1,645,218
*	Hypercom Corp.	538,300	1,049,685

37

*	I.D. Systems, Inc.	824	4,474
* #	i2 Technologies, Inc.	205,275	2,925,169
* #	iBasis, Inc.	2,799	6,186
*	iCAD, Inc.	37,500	95,250
*	iGATE Capital Corp.	525,324	3,566,950
*	iGo, Inc.	2,297	2,343
*	Ikanos Communications, Inc.	35,141	53,063
*	I-many, Inc.	320,660	57,719
#	Imation Corp.	75,538	930,628
	Imergent, Inc.	919	6,709
*	Immersion Corp.	243,859	1,263,190
*	InFocus Corp.	357,788	318,431
	infoGROUP, Inc.	126,904	565,992
	InfoSpace, Inc.	302,720	2,594,310
*	Innodata Isogen, Inc.	62,828	103,038
*	Insight Enterprises, Inc.	1,369,813	13,328,280
*	InsWeb Corp.	12,966	38,768
	Integral Systems, Inc.	237,400	5,832,918
*	Integrated Silicon Solution, Inc.	209,476	379,152
*	Intelli-Check, Inc.	978	2,249
*	Intelligent Systems Corp.	42,582	72,389
*	Intelligroup, Inc.	116,800	196,224
*	Interactive Intelligence, Inc.	146,489	1,076,694
* #	Internap Network Services Corp.	3,824	10,937
*	Internet Brands, Inc.	49,400	320,606
*	Internet Capital Group, Inc.	368,125	2,105,675
*	Interphase Corp.	508	1,118
*	Interwoven, Inc.	434,529	5,479,411
*	Intest Corp.	84,141	65,630
*	Intevac, Inc.	164,964	1,283,420
*	IntriCon Corp.	61,670	323,768
*	INX, Inc.	43,500	248,820
*	iPass, Inc.	380,440	722,836
*	iPCS, Inc.	21,645	353,246
* #	IPG Photonics Corp.	59,897	850,537
*	Isilon Systems, Inc.	42,895	146,701
*	Iteris, Inc.	52,380	78,046
*	Ixia	390,636	2,601,636
	IXYS Corp.	322,323	2,559,245
*	Jaco Electronics, Inc.	63,009	56,078
*	JDA Software Group, Inc.	266,911	3,811,489
*	Jupitermedia Corp.	268,744	151,813
	Keithley Instruments, Inc.	1,142	4,854
* #	Kemet Corp.	666,900	393,471
*	Key Tronic Corp.	780	1,232
*	Keynote Systems, Inc.	113,450	1,111,810
*	Kopin Corp.	672,020	1,559,086
*	Kowabunga!, Inc.	5,167	723
*	Kratos Defense & Security Solutions, Inc.	32,580	48,218
*	Kulicke & Soffa Industries, Inc.	52,936	155,632
*	KVH Industries, Inc.	89,570	524,880
* #	L-1 Identity Solutions, Inc.	2,755,074	22,591,607
*	Lantronix, Inc.	272	136
*	LaserCard Corp.	62,239	320,531
*	Lattice Semiconductor Corp.	1,053,119	1,979,864

38

*	Leadis Technolgies, Inc.	4,837	3,241
*	LeCroy Corp.	115,888	575,963
*	LightPath Technologies, Inc.	8,650	7,007
*	Lionbridge Technologies, Inc.	4,423	7,696
*	Littlefuse, Inc.	204,498	3,815,933
*	Logic Devices, Inc.	45,800	39,388
*	LogicVision, Inc.	60,980	31,710
*	Logility, Inc.	135,800	719,740
*	LoJack Corp.	11,411	49,866
*	LookSmart, Ltd.	1,826	3,159
*	Loral Space & Communications, Inc.	72,281	831,232
*	LTX-Credence Corp.	1,217,865	755,076
*	Lumera Corp.	53,857	18,850
* #	Luna Innovations, Inc.	17,526	46,093
*	Magma Design Automation, Inc.	3,049	7,958
*	Management Network Group, Inc.	107,667	91,517
* #	Manhattan Associates, Inc.	267,770	4,501,214
#	Marchex, Inc. Class B	2,262	17,372
*	Mastec, Inc.	636,600	5,551,152
*	Mastech Holdings, Inc.	308	477
*	Mattson Technology, Inc.	20,463	53,613
	Maximus, Inc.	212,800	6,796,832
* #	Maxwell Technologies, Inc.	125,013	1,133,868
*	Measurement Specialties, Inc.	5,200	55,536
* #	Mechanical Technology, Inc.	273	325
	MedQuist, Inc.	34,644	135,458
* #	Mentor Graphics Corp.	30,831	226,300
*	Mercury Computer Systems, Inc.	196,106	1,408,041
*	Merix Corp.	185,600	105,792
	Mesa Laboratories, Inc.	31,485	566,730
	Methode Electronics, Inc.	216,662	1,644,465
	Micrel, Inc.	527,371	3,876,177
*	MicroStrategy, Inc.	30,917	1,217,202
*	Microtune, Inc.	10,798	26,995
* #	Midway Games, Inc.	13,415	11,939
*	Mindspeed Technologies, Inc.	1,695	2,458
*	MIPS Technologies, Inc.	433,092	1,208,327
*	MIVA, Inc.	2,596	1,012
	Mocon, Inc.	72,775	618,588
*	ModusLink Global Solutions, Inc.	174,778	971,766
* #	Monolithic Power Systems	283,490	4,816,495
* #	MoSys, Inc.	128,298	487,532
*	MPS Group, Inc.	201,692	1,571,181
*	MRV Communications, Inc.	1,232,392	911,847
*	MSC.Software Corp.	244,802	2,105,297
*	MTM Technologies, Inc.	2,780	3,364
	MTS Systems Corp.	188,648	6,127,287
*	Multi-Fineline Electronix, Inc.	41,279	482,139
*	Nanometrics, Inc.	126,071	155,067
*	Napco Security Systems, Inc.	323,601	660,146
*	NCI, Inc.	50,704	1,206,755
*	NETGEAR, Inc.	1,114	12,310
* #	NetLogic Microsystems, Inc.	199,008	4,203,049
*	NetScout Systems, Inc.	320,068	3,079,054
*	Network Engines, Inc.	348,071	142,709

39

* #	Network Equipment Technologies, Inc.	2,006	5,476
*	Newport Corp.	113,520	816,209
	NIC, Inc.	606,425	3,256,502
*	Novatel Wireless, Inc.	2,402	12,514
*	Nu Horizons Electronics Corp.	129,666	243,772
*	NumereX Corp. Class A	53,804	231,357
* #	NYFIX, Inc.	214,349	332,241
	O.I. Corp.	25,700	232,842
*	Oculus Innovative Sciences, Inc.	219	212
*	OmniVision Technologies, Inc.	22,573	182,616
*	Omtool, Ltd.	30,770	38,463
* #	ON Semiconductor Corp.	80,976	413,787
*	Online Resources Corp.	110,423	386,481
*	Onvia, Inc.	16,247	55,240
	Openwave Systems, Inc.	200,859	150,644
*	Oplink Communications, Inc.	6,726	54,615
*	OPNET Technologies, Inc.	204,034	2,576,949
*	Opnext, Inc.	30,171	120,684
*	OPTi, Inc.	118,200	200,940
*	Optical Cable Corp.	48,605	223,097
* #	Orbcomm, Inc.	75,641	226,923
*	Orthovita, Inc.	84,466	231,437
*	OSI Systems, Inc.	156,242	1,796,783
*	Overland Storage, Inc.	122,200	32,994
* #	OYO Geospace Corp.	41,230	1,182,064
* #	Palm, Inc.	388,916	1,551,775
*	PAR Technology Corp.	132,150	654,143
	Park Electrochemical Corp.	187,535	4,054,507
* #	ParkerVision, Inc.	99,458	498,285
*	PC Connection, Inc.	98,335	593,943
	PC-Tel, Inc.	217,017	1,273,890
*	PDF Solutions, Inc.	16,232	48,696
*	Peerless Systems Corp.	101,700	192,213
	Pegasystems, Inc.	342,478	4,479,612
*	Perceptron, Inc.	36,426	154,446
*	Perficient, Inc.	132,136	725,427
*	Performance Technologies, Inc.	131,275	408,265
*	Pericom Semiconductor Corp.	220,168	1,717,310
*	Pervasive Software, Inc.	191,877	796,290
*	Pfsweb, Inc.	24,219	45,047
*	Phoenix Technologies, Ltd.	220,138	973,010
*	Photronics, Inc.	390,426	269,394
*	Physicians Formula Holdings, Inc.	19,947	70,413
*	Pixelworks, Inc.	1	1
*	Planar Systems, Inc.	136,502	273,004
*	PlanetOut, Inc.	9,920	15,872
*	PLATO Learning, Inc.	196,730	338,376
*	PLX Technology, Inc.	54,006	185,781
*	Power Integrations, Inc.	260,001	5,457,421
* #	Powerwave Technologies, Inc.	858,986	816,037
* #	Presstek, Inc.	127,944	534,806
	QAD, Inc.	211,463	1,078,461
	Qualstar Corp.	11,134	24,606
*	Quantum Corp.	1,897,857	550,379
*	QuickLogic Corp.	259,468	251,684

40

*	Rackable Systems, Inc.	14,842	105,823
*	Radiant Systems, Inc.	234,790	1,237,343
*	RadiSys Corp.	210,368	1,340,044
*	RAE Systems, Inc.	17,957	25,319
*	Ramtron International Corp.	232,136	543,198
*	RealNetworks, Inc.	1,853,418	7,932,629
#	Renaissance Learning, Inc.	2,186	29,817
* #	Research Frontiers, Inc.	6,000	22,980
	RF Industries, Ltd.	18,516	83,322
* #	RF Micro Devices, Inc.	512,323	1,019,523
*	RF Monolithics, Inc.	83,600	44,308
	Richardson Electronics, Ltd.	131,104	658,142
*	RightNow Technologies, Inc.	2,584	17,003
*	Rimage Corp.	91,177	1,343,949
*	Rofin-Sinar Technologies, Inc.	23,344	520,338
*	Rogers Corp.	104,247	3,137,835
*	Rudolph Technologies, Inc.	267,647	896,617
*	S1 Corp.	638,990	4,006,467
*	Saba Software, Inc.	2,288	3,752
*	Safeguard Scientifics, Inc.	1,183,600	935,044
*	Sanmina-SCI Corp.	1,183,183	887,387
*	Sapient Corp.	729,720	4,006,163
* #	SatCon Technology Corp.	315,637	495,550
* #	ScanSource, Inc.	237,698	4,715,928
*	Schmitt Industries, Inc.	17,800	88,911
*	Scientific Learning Corp.	2,607	6,100
*	SCM Microsystems, Inc.	127,744	254,211
*	SeaChange International, Inc.	265,482	2,028,282
*	Secure Computing Corp.	643,355	3,641,389
*	Selectica, Inc.	261,300	279,591
*	Semitool, Inc.	189,911	1,122,374
*	Semtech Corp.	157,597	1,910,076
*	SI International, Inc.	119,583	3,443,990
*	Sigmatron International, Inc.	18,200	60,788
*	Silicon Image, Inc.	72,706	332,266
*	Silicon Storage Technology, Inc.	816,767	2,572,816
*	Simulations Plus, Inc.	123,672	148,406
*	SM&A	17,525	96,388
* #	Smith Micro Software, Inc.	122,577	766,106
*	Soapstone Networks, Inc.	138,942	400,153
* #	Sonic Foundry, Inc.	241,339	125,496
* #	Sonic Solutions, Inc.	16,348	33,350
*	SonicWALL, Inc.	250,711	1,123,185
*	Sourcefire, Inc.	76,900	487,546
*	SourceForge, Inc.	5,367	5,689
*	Spansion, Inc.	35,600	22,072
*	Spectrum Control, Inc.	130,127	810,691
*	SPSS, Inc.	194,669	4,547,468
*	SRS Labs, Inc.	96,056	490,846
*	Standard Microsystems Corp.	214,865	3,869,719
	StarTek, Inc.	131,600	435,596
* #	STEC, Inc.	446,325	2,454,788
*	SteelCloud, Inc.	38,047	22,448
* #	Stratasys, Inc.	200,026	2,416,314
*	SumTotal Systems, Inc.	214,715	689,235

41

* #	Sunair Electronics, Inc.	46,583	95,495
*	Sunrise Telecom, Inc.	160,600	59,422
* #	Supertex, Inc.	128,300	3,094,596
*	SupportSoft, Inc.	145,399	363,498
*	Switch and Data Facilities Co.	1,006	9,477
*	Sycamore Networks, Inc.	584,013	1,950,603
*	Sykes Enterprises, Inc.	403,892	6,446,116
*	Symmetricom, Inc.	455,290	2,026,041
* #	Synaptics, Inc.	175	5,406
*	Synchronoss Technologies, Inc.	18	140
*	SYNNEX Corp.	278,000	4,289,540
	Taitron Components, Inc.	9,373	7,780
*	Technical Communications Corp.	7,300	33,215
	Technitrol, Inc.	201	1,160
*	Technology Solutions Co.	22,600	57,969
*	TechTeam Global, Inc.	89,657	524,493
*	Techwell, Inc.	88,283	773,359
* #	Tekelec	157,560	1,999,436
*	TeleCommunication Systems, Inc.	326,415	2,245,735
* #	Telkonet, Inc.	4,562	1,049
*	Telular Corp.	4,313	6,470
* #	Terremark Worldwide, Inc.	288,734	1,302,190
*	Tessco Technologies, Inc.	80,250	880,343
* #	The Knot, Inc.	1,682	11,606
	TheStreet.com, Inc.	228,080	898,635
*	Tier Technologies, Inc. Class B	169,900	1,016,002
*	TII Network Technologies, Inc.	57,160	38,297
* #	TNS, Inc.	214,400	3,040,192
*	Tollgrade Communications, Inc.	128,895	567,138
*	Track Data Corp.	18,673	30,344
*	Transact Technologies, Inc.	90,009	630,063
*	Transcat, Inc.	42,500	339,575
*	Trans-Lux Corp.	7,545	10,714
* #	Transwitch Corp.	313,220	131,552
* #	Travelzoo, Inc.	1,211	5,353
*	Trident Microsystems, Inc.	431	780
	Trio-Tech International	224	504
*	Triquint Semiconductor, Inc.	1,347,578	6,037,149
*	Troy Group, Inc.	14,400	32,400
	TSR, Inc.	130,304	260,608
*	TTM Technologies, Inc.	353,127	2,528,389
* #	Tyler Technologies, Inc.	388,250	5,276,318
*	Ulticom, Inc.	386,764	2,214,224
*	Ultimate Software Group, Inc.	243,491	3,245,735
*	Ultra Clean Holdings, Inc.	8,174	24,685
*	Ultratech, Inc.	177,477	2,676,353
*	Unica Corp.	98,069	507,017
	United Online, Inc.	732,564	5,420,974
* #	Universal Display Corp.	307,402	3,326,090
*	UTStarcom, Inc.	234,239	557,489
*	Veeco Instruments, Inc.	38,380	297,061
*	Viasat, Inc.	257,152	4,685,309
*	Vicon Industries, Inc.	45,650	214,555
*	Video Display Corp.	96,880	802,166
*	Vignette Corp.	283,065	2,298,488

42

*	Virage Logic Corp.	26,289	118,826
*	Vishay Intertechnology, Inc.	3,213,163	13,848,733
*	Vocus, Inc.	150,219	2,528,186
* #	Volterra Semiconductor Corp.	125,916	1,188,647
	Wayside Technology Group, Inc.	30,941	178,220
*	Web.com Group, Inc.	165,110	810,690
*	Websense, Inc.	103,899	2,028,108
*	Westell Technologies, Inc.	440,604	139,627
*	White Electronics Designs Corp.	168,557	672,542
*	Wind River Systems, Inc.	256,842	2,244,799
*	Winland Electronics, Inc.	20,500	11,275
*	Wireless Ronin Technologies, Inc.	775	1,209
*	Wireless Telecom Group, Inc.	225,386	132,978
*	WPCS International, Inc.	14,126	42,378
* #	X-Rite, Inc.	2,282	7,348
*	Zhone Technologies, Inc.	372,390	45,432
*	ZILOG, Inc.	152,239	432,359
* #	Zix Corp.	3,750	6,713
*	Zones, Inc.	147,800	1,198,658
*	Zoran Corp.	205,084	1,669,384
*	Zygo Corp.	62,333	535,440
Total Information Technology			542,138,758

Materials — (3.7%)
	A. Schulman, Inc.	248,233	4,445,853
	A.M. Castle & Co.	75,184	914,989
*	AEP Industries, Inc.	37,085	725,753
#	AMCOL International Corp.	271,602	6,662,397
*	American Pacific Corp.	74,238	857,449
#	American Vanguard Corp.	105,908	1,549,434
* #	Amerigon, Inc.	1,096	5,261
	Arch Chemicals, Inc.	231,263	6,560,931
	Balchem Corp.	158,512	4,051,567
* #	Basin Water, Inc.	97,289	69,075
*	Brush Engineered Materials, Inc.	1,075	13,190
*	Buckeye Technologies, Inc.	269,390	1,586,707
*	Bway Holding Co.	10,203	76,318
	Calgon Carbon Corp.	385,472	5,134,487
*	Caraustar Industries, Inc.	258,224	93,219
	Chemtura Corp.	2,131,613	3,687,690
	Chesapeake Corp.	156,944	7,219
*	Constar International, Inc.	123,077	50,462
*	Continental Materials Corp.	14,900	270,063
*	Core Molding Technologies, Inc.	48,931	159,026
	Deltic Timber Corp.	123,292	5,615,951
*	Detrex Corp.	10,200	53,550
	Empire Resources, Inc.	774	1,780
	Ferro Corp.	300,005	4,644,077
	Flamemaster Corp.	189	1,040
* #	Flotek Industries, Inc.	1,445	7,153
	Friedman Industries, Inc.	183,788	946,508
	General Maritime Corp.	1,058	16,029
* #	General Moly, Inc.	3,240	6,448
#	Georgia Gulf Corp.	230,383	529,881
#	Gibraltar Industries, Inc.	286,490	3,795,993

43

*	Graphic Packaging Holding Co.	143,903	266,221
*	H&E Equipment Services, Inc.	675	3,848
	Hawkins, Inc.	102,252	1,668,753
*	Haynes International, Inc.	284	7,188
* #	Headwaters, Inc.	211,397	2,240,808
* #	Hecla Mining Co.	142,924	355,881
*	ICO, Inc.	148,293	662,870
*	Impreso, Inc.	31,500	88,200
#	Innophos Holdings, Inc.	58,677	1,569,610
	KMG Chemicals, Inc.	609	2,466
	Koppers Holdings, Inc.	42,618	1,013,882
	Kronos Worldwide, Inc.	1,000	12,700
*	Landec Corp.	247,443	2,313,592
	Louisiana-Pacific Corp.	2,892,020	13,881,696
*	LSB Industries, Inc.	1,386	11,393
*	Material Sciences Corp.	138,299	681,814
*	Maxxam, Inc.	39,088	527,688
* #	Metalico, Inc.	1,089	3,485
* #	Mines Management, Inc.	1,622	1,168
*	Mod-Pac Corp.	26,617	78,520
	Myers Industries, Inc.	295,900	3,127,663
*	Nanophase Technologies Corp.	1,441	2,017
	Neenah Paper, Inc.	58,067	524,345
	NewMarket Corp.	19,620	739,478
#	NL Industries, Inc.	234,189	3,227,124
	NN, Inc.	162,400	1,170,904
*	Northern Technologies International Corp.	36,846	381,356
* #	Northwest Pipe Co.	84,859	2,437,999
	Olympic Steel, Inc.	78,200	1,787,652
*	OM Group, Inc.	200,851	4,286,160
*	OMNOVA Solutions, Inc.	3,338	4,106
	P.H. Glatfelter Co.	429,800	4,431,238
	Penford Corp.	85,554	1,101,080
*	PolyOne Corp.	316,503	1,503,389
	Quaker Chemical Corp.	98,329	1,881,034
*	Ready Mix, Inc.	10,563	24,929
*	Rock of Ages Corp.	34,100	102,300
*	Rosetta Resources, Inc.	537,198	5,667,439
	Schweitzer-Maudoit International, Inc.	146,820	2,454,830
*	Solitario Exploration & Royalty Corp.	2,939	5,819
	Spartech Corp.	290,589	1,848,146
	Stepan Co.	85,071	3,048,094
* #	Stillwater Mining Co.	240	950
*	Symyx Technologies, Inc.	121,592	536,221
	Synalloy Corp.	87,058	652,935
*	U.S. Concrete, Inc.	375,166	1,181,773
* #	U.S. Energy Corp.	71,870	166,738
*	UFP Technologies, Inc.	11,800	62,068
*	United States Lime & Minerals, Inc.	61,645	1,571,948
*	Universal Stainless & Alloy Products, Inc.	55,374	1,020,543
	Vulcan International Corp.	8,251	453,805
	Wausau Paper Corp.	482,100	4,464,246
*	Webco Industries, Inc.	3,750	275,606
*	Williams Industries, Inc.	5,800	9,106
	Zep, Inc.	2,700	56,835
Total Materials			128,141,159

44

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	—
* ●	EquiMed, Inc.	132	—
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	177,770
* ●	Noel Group, Inc.	43,600	567
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	117
Total Other			180,680

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	419,255	3,915,842
	Arbinet-thexchange, Inc.	1,222	3,544
* #	Cbeyond, Inc.	26,986	324,372
* #	Centennial Communications Corp.	2,202	7,839
*	Cincinnati Bell, Inc.	72,000	172,080
* #	Cogent Communications Group, Inc.	463	2,213
#	Consolidated Communications Holdings, Inc.	127,203	1,310,191
	D&E Communications, Inc.	133,862	937,034
#	FairPoint Communications, Inc.	1,970	7,841
* #	FiberTower Corp.	3,733	2,725
*	General Communications, Inc. Class A	415,728	3,192,791
*	GoAmerica, Inc.	117	600
	Hickory Tech Corp.	111,604	697,525
	IDT Corp.	551,787	491,090
	IDT Corp. Class B	1,588,264	1,635,912
#	Iowa Telecommunications Services, Inc.	251,477	3,802,332
*	LCC International, Inc. Class A	209,180	3,138
*	Lynch Interactive Corp.	1	2,015
*	Nexstar Broadcasting Group, Inc.	612	728
*	Occam Networks, Inc.	17,099	48,048
*	PAETEC Holding Corp.	4,387	3,948
*	Point.360	42,346	55,473
*	Premiere Global Services, Inc.	690,525	6,870,724
	Shenandoah Telecommunications Co.	16,600	397,902
*	Spark Networks, Inc.	31,873	96,256
	SureWest Communications	132,297	2,337,688
*	Terrestar Corp.	399	323
*	USA Mobility, Inc.	5,713	55,130
	Warwick Valley Telephone Co.	19,091	157,501
*	Xeta Corp.	85,800	145,860
Total Telecommunication Services			26,678,665

Utilities — (1.8%)
*	AMEN Properties, Inc.	12,375	70,290
	American States Water Co.	165,279	5,654,195
	Artesian Resources Corp. Class A	3,800	54,834
* #	Cadiz, Inc.	31,040	431,766
#	California Water Service Group	204,531	7,682,184
#	Central Vermont Public Service Corp.	140,100	2,789,391
#	CH Energy Group, Inc.	151,294	6,237,852

45

	Chesapeake Utilities Corp.	65,850	2,057,154
	Connecticut Water Services, Inc.	93,287	2,472,106
	Delta Natural Gas Co., Inc.	20,000	491,400
#	Empire District Electric Co.	300,150	5,765,882
	Energy West, Inc.	17,912	148,670
* #	Environmental Power Corp.	95,593	64,047
	Florida Public Utilities Co.	38,597	458,532
	Laclede Group, Inc.	85,683	4,482,935
*	Maine & Maritimes Corp.	29,300	966,900
	MGE Energy, Inc.	205,779	7,331,906
	Middlesex Water Co.	115,548	1,992,048
	NorthWestern Corp.	10,700	209,078
	RGC Resources, Inc.	4,698	119,752
	SJW Corp.	176,422	4,904,532
	Southwest Water Co.	238,602	1,901,658
	UIL Holdings Corp.	188,281	6,213,273
	Unitil Corp.	45,041	1,080,984
	York Water Co.	26,326	315,912
Total Utilities			63,897,281

TOTAL COMMON STOCKS			2,857,346,475

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	31
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
*	Lantronix, Inc. Warrants 2008	65	33
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
*	Valley National Bancorp Warrants 06/30/15	974	6,808
TOTAL RIGHTS/WARRANTS			6,872

TEMPORARY CASH INVESTMENTS — (1.9%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	51,833,986	51,833,986

		Face Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $19,025,000 FNMA 6.50%, 08/01/36, valued at $14,189,577) to be repurchased at $13,978,095	$13,977	13,977,000

TOTAL TEMPORARY CASH INVESTMENTS			65,810,986

		Shares
SECURITIES LENDING COLLATERAL — (16.6%)
§ @	DFA Short Term Investment Fund LP	534,979,627	534,979,627

46

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $67,424,373 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/32 to 08/01/38 & U.S. Treasury STRIP 0.566%(y), 11/15/08, valued at $49,299,172) to be repurchased at $47,982,801	$47,982	47,981,844

TOTAL SECURITIES LENDING COLLATERAL		582,961,471

TOTAL INVESTMENTS - (100.0%) (Cost $3,891,675,999)		$3,506,125,804

See accompanying Notes to Financial Statements.

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
	Amcor, Ltd.	1,413,233	$5,455,636
	Amcor, Ltd. Sponsored ADR	77,103	1,191,241
#	APN News & Media, Ltd.	526,344	854,799
	Australia & New Zealand Banking Group, Ltd.	3,302,749	38,716,458
	AXA Asia Pacific Holdings, Ltd.	1,686,544	4,975,425
	Bendigo Bank, Ltd.	198,194	1,748,416
	BlueScope Steel, Ltd.	1,761,980	5,182,288
#	Boral, Ltd.	1,165,887	3,509,071
#	Caltex Australia, Ltd.	265,507	1,672,240
	Commonwealth Bank of Australia	2,119,091	57,926,994
	Crown, Ltd.	171,766	768,725
	CSR, Ltd.	1,601,348	2,327,596
	Downer EDI, Ltd.	522,335	1,696,318
#	Fairfax Media, Ltd.	2,026,771	2,598,350
	Foster’s Group, Ltd.	4,257,295	16,274,745
	Goodman Fielder, Ltd.	2,290,858	2,542,304
	Harvey Norman Holdings, Ltd.	113,157	195,318
	Insurance Australia Group, Ltd.	2,728,706	6,912,152
	Lend Lease Corp., Ltd.	666,410	3,083,644
#	Macquarie Group, Ltd.	71,639	1,421,251
	Metcash, Ltd.	400,000	1,079,613
#	National Australia Bank, Ltd.	3,087,538	50,098,709
	Onesteel, Ltd.	1,520,970	3,494,299
	Origin Energy, Ltd.	1,895,569	19,879,356
	OZ Minerals, Ltd.	1,644,020	1,032,798
	Publishing and Broadcasting, Ltd.	31,694	43,370
	Qantas Airways, Ltd.	2,144,492	3,483,217
	QBE Insurance Group, Ltd.	41,746	712,228
#	Seven Network, Ltd.	195,723	821,369
	Sims Group, Ltd.	2	19
	Suncorp-Metway, Ltd.	1,364,610	7,345,940
	TABCORP Holdings, Ltd.	1,277,891	5,858,644
#	Toll Holdings, Ltd.	206,171	823,052
	Washington H. Soul Pattinson & Co., Ltd.	113,801	658,368

TOTAL — AUSTRALIA			254,383,953

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	262,796	7,006,143
	OMV AG	443,854	14,207,734
	Voestalpine AG	180,281	4,399,658

1

#	Wienerberger AG	162,140	2,691,726

TOTAL — AUSTRIA			28,305,261

BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
	Delhaize Group	201,237	11,317,280
#	Delhaize Group Sponsored ADR	52,900	2,983,560
#	Dexia SA	1,490,720	7,928,871
	UCB SA	278,888	7,098,739
TOTAL COMMON STOCKS			29,328,450

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	256

TOTAL — BELGIUM			29,328,706

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
	Astral Media, Inc. Class A	40,138	928,106
#	Bank of Montreal	364,600	13,013,434
#	Barrick Gold Corp.	1,226,832	28,052,344
	BCE, Inc.	572,125	16,627,843
	Canadian Pacific Railway, Ltd.	329,797	14,926,098
#	Canadian Tire Corp. Class A	166,647	6,332,392
	Canadian Utilities, Ltd. Class A	1,600	56,285
*	CGI Group, Inc.	572,389	4,568,474
# *	Domtar Corp.	315,000	781,424
	E-L Financial Corp., Ltd.	600	194,143
	Empire Co., Ltd. Class A	65,500	2,499,793
#	EnCana Corp.	560,598	28,478,732
#	Fairfax Financial Holdings, Inc.	46,500	12,769,850
	George Weston, Ltd.	107,600	5,491,144
	Gerdau Ameristeel Corp.	403,761	2,160,672
	Goldcorp, Inc.	730,500	13,660,889
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,910,064
	ING Canada, Inc.	128,700	3,503,399
	Jean Coutu Group PJC, Inc. Class A	307,800	1,861,663
	Loblaw Companies, Ltd.	184,013	4,480,861
# *	Lundin Mining Corp.	411,100	613,939
	Magna International, Inc. Class A	243,268	8,162,082
	Manitoba Telecom Services, Inc.	40,500	1,431,092
#	Manulife Financial Corp.	771,400	15,436,960
*	MDS, Inc.	316,264	3,303,546
	Methanex Corp.	23,300	264,645
#	Metro, Inc. Class A	137,300	3,457,276
	National Bank of Canada	254,700	9,553,627
#	Onex Corp.	168,200	2,909,624
# *	OPTI Canada, Inc.	24,400	64,983
	Petro-Canada	1,205,300	30,140,000
	Power Corp. of Canada, Ltd.	456,696	9,927,350

2

#	Quebecor, Inc. Class B	70,700	1,153,795
# *	Saskatchewan Wheat Pool, Inc.	381,473	2,421,197
	Sherritt International Corp.	590,000	1,811,167
*	Sino-Forest Corp.	55,300	517,534
	Sun Life Financial, Inc.	1,262,400	29,693,056
	Teck Cominco Class B	614,800	6,120,966
#	The Thomson Corp.	404,700	9,529,068
	TransCanada Corp.	412,302	12,458,341
#	Yamana Gold, Inc.	1,003,800	4,788,725

TOTAL — CANADA			317,056,583

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
#	A P Moller - Maersk A.S.	3,132	18,024,667
*	Alm. Brand A.S.	11,571	156,831
#	Carlsberg A.S. Series B	133,750	5,265,543
#	Dampskibsselsk Torm A.S.	29,600	478,822
#	Dampskibsselskabet Torm A.S. ADR	15,086	248,014
#	Danisco A.S.	107,780	4,669,508
#	Danske Bank A.S.	965,053	14,285,980
# *	Jyske Bank A.S.	93,150	2,751,375
	Sydbank A.S.	71,200	1,106,614

TOTAL — DENMARK			46,987,354

FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
	Fortum Oyj	390,135	9,587,983
#	Kesko Oyj	152,447	3,568,514
	Outokumpu Oyj Series A	333,313	3,454,132
	Pohjola Bank P.L.C.	117,000	1,574,185
	Sampo Oyj	491,593	9,851,386
	Stora Enso Oyj Series R	991,740	9,222,615
	Stora Enso Oyj Sponsored ADR	91,500	825,330
	UPM-Kymmene Oyj	944,769	13,359,342
	UPM-Kymmene Oyj Sponsored ADR	69,300	975,051

TOTAL — FINLAND			52,418,538

FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
#	Air France-KLM	250,260	3,605,673
	Atos Origin SA	30,931	718,263
#	AXA SA	2,818,397	53,842,817
	AXA SA Sponsored ADR	90,300	1,689,513
#	BNP Paribas SA	1,558,158	112,501,123
	Capgemini SA	259,094	8,347,945
	Casino Guichard Perrachon SA	90,782	6,345,930
#	Ciments Francais SA	26,702	1,938,738
	CNP Assurances	72,302	5,825,949
#	Compagnie de Saint-Gobain	580,915	22,415,677
	Compagnie Generale des Establissements Michelin Series B	211,913	10,907,391

3

	Credit Agricole SA	1,444,499	20,897,598
	Esso Ste Anonyme Francaise	2,114	243,131
	Euler Hermes SA	10,758	529,962
#	European Aeronautic Defence & Space Co.	676,746	11,256,159
#	France Telecom SA	829,338	20,912,252
	France Telecom SA Sponsored ADR	123,605	3,129,679
#	Lafarge SA	319,678	21,133,151
	Lagardere S.C.A.	238,722	9,491,600
	Nexans SA	23,976	1,367,590
	Peugeot SA	325,797	8,693,852
	PPR SA	156,369	9,965,473
	Remy Cointreau SA	41	1,706
#	Renault SA	383,543	11,754,754
#	Rexel SA	123,451	1,203,765
#	Safran SA	312,438	3,965,327
	Schneider Electric SA	288,328	17,281,707
	SCOR SE (4797364)	6	16
	SCOR SE (B1LB9P6)	193,766	3,174,591
	Societe Generale Paris	356,270	19,418,514
	STMicroelectronics NV	624,832	5,136,307
	Vivendi SA	2,482,257	64,884,026

TOTAL — FRANCE			462,580,179

GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
	Allianz SE	442,712	33,313,833
	Allianz SE Sponsored ADR	2,772,640	21,016,611
#	AMB Generali Holding AG	33,484	3,661,890
	Bayerische Motoren Werke AG	709,047	17,980,438
	Bilfinger Berger AG	21,332	965,059
#	Celesio AG	131,969	3,874,496
#	Commerzbank AG	1,089,462	11,719,253
#	Daimler AG	1,684,003	57,854,323
#	Daimler AG Sponsored ADR	163,964	5,656,758
#	Deutsche Bank AG	774,190	28,921,349
#	Deutsche Bank AG ADR	128,363	4,875,227
#	Deutsche Lufthansa AG	395,567	5,478,653
	Deutsche Postbank AG	14,003	284,458
#	Deutsche Telekom AG	2,621,866	38,930,629
	Deutsche Telekom AG Sponsored ADR	2,705,150	40,171,477
	E.ON AG	1,781,013	68,160,893
#	E.ON AG Sponsored ADR	1,091,708	41,484,904
#	Fraport AG	41,329	1,323,747
	Hannover Rueckversicherung AG	110,141	2,732,165
#	Heidelberger Zement AG	28,931	2,073,604
	Hochtief AG	8,774	272,050
*	Infineon Technologies AG	1,208,286	3,779,850
*	Infineon Technologies AG ADR	98,600	308,618
#	Lanxess AG	44,897	679,504
#	Linde AG	133,956	11,267,653
	Munchener Rueckversicherungs-Gesellschaft AG	388,934	50,491,309

4

	Salzgitter AG	47,551	3,127,045
	SCA Hygiene Products AG	3,195	1,219,540
#	Suedzucker AG	102,666	1,141,358
	ThyssenKrupp AG	393,850	7,380,232
#	TUI AG	320,226	3,855,421

TOTAL — GERMANY			474,002,347

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Agricultural Bank of Greece S.A.	285,278	677,394
	Alpha Bank A.E.	214,210	3,127,453
	EFG Eurobank Ergasias S.A.	60,000	652,180
	Hellenic Petroleum S.A.	580,801	4,811,644
#	National Bank of Greece S.A. ADR	619,230	2,706,035
	Piraeus Bank S.A.	170,906	2,168,050

TOTAL — GREECE			14,142,756

HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
	C C Land Holdings, Ltd.	790,000	143,493
#	Cathay Pacific Airways, Ltd.	2,703,000	3,298,495
#	Cheung Kong Holdings, Ltd.	3,224,000	30,955,317
*	CITIC International Financial Holdings, Ltd.	1,425,000	900,962
	Dah Sing Banking Group, Ltd.	306,964	171,111
#	Dah Sing Financial Holdings, Ltd.	194,400	471,596
# *	Galaxy Entertainment Group, Ltd.	1,318,000	97,327
	Great Eagle Holdings, Ltd.	521,233	598,381
#	Hang Lung Group, Ltd.	2,202,000	7,085,981
	Henderson Land Development Co., Ltd.	1,855,000	6,708,408
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	1,083,403
	Hopewell Holdings, Ltd.	1,413,000	4,393,135
	Hutchison Whampoa, Ltd.	5,472,000	29,569,976
	Hysan Development Co., Ltd.	1,441,191	2,259,876
	Kingboard Chemical Holdings, Ltd.	1,145,500	2,286,656
#	MTR Corp., Ltd.	2,813,040	6,233,506
#	New World China Land, Ltd.	1,963,600	336,276
	New World Development Co., Ltd.	3,947,065	3,285,671
	Sino Land Co., Ltd.	2,559,315	2,250,100
	Sun Hung Kai Properties, Ltd.	2,528,000	22,148,070
	Wharf Holdings, Ltd.	3,509,740	7,002,705
#	Wheelock and Co., Ltd.	3,482,000	5,216,211
	Wheelock Properties, Ltd.	1,565,000	530,633

TOTAL — HONG KONG			137,027,289

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
	Allied Irish Banks P.L.C. (0019783)	932,956	5,000,022
	Allied Irish Banks P.L.C. (4020684)	286,577	1,526,495
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	4,047,233
	Bank of Ireland P.L.C.	1,247,876	3,691,940

5

	Bank of Ireland P.L.C. Sponsored ADR	8,000	97,120
	Irish Life & Permanent P.L.C.	719,172	2,519,791

TOTAL — IRELAND			16,882,601

ITALY — (1.9%)
COMMON STOCKS — (1.9%)
#	Banca Monte Dei Paschi di Siena SpA	2,415,790	4,690,180
#	Banca Popolare di Milano Scarl	982,340	5,749,175
	Banco Popolare Scarl	227,880	2,842,793
	Fondiaria - Sai SpA	167,605	3,148,760
	Intesa Sanpaolo SpA	2,827,315	10,347,673
#	Italcementi SpA	273,413	3,186,689
	Italmobiliare SpA	25,663	1,054,096
	Pirelli & Co. SpA	6,030,909	2,126,375
	Telecom Italia SpA	4,286,450	4,924,131
#	Telecom Italia SpA Sponsored ADR	1,853,000	21,124,200
	UniCredito Italiano SpA	10,088,794	24,697,595
	Unione di Banche Italiane ScpA	934,145	15,759,144
	Unipol Gruppo Finanziario SpA	1,822,774	3,233,937

TOTAL — ITALY			102,884,748

JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
#	AEON Co., Ltd.	320,300	3,071,379
	Aioi Insurance Co., Ltd.	1,178,735	4,840,116
#	Aisin Seiki Co., Ltd.	186,700	3,303,750
	Ajinomoto Co., Inc.	1,130,000	9,756,863
	Alps Electric Co., Ltd.	263,100	1,447,368
	Amada Co., Ltd.	631,000	2,897,735
	Aoyama Trading Co., Ltd.	105,500	1,233,469
#	Asatsu-Dk, Inc.	32,500	719,402
#	Bridgestone Corp.	954,300	16,684,018
	Calsonic Kansei Corp.	190,000	329,137
	Canon Marketing Japan, Inc.	124,900	2,089,472
	Chudenko Corp.	41,100	616,816
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,513,214
	Citizen Holdings Co., Ltd.	377,500	2,088,743
	Coca-Cola West Japan Co., Ltd.	65,907	1,321,828
	Comsys Holdings Corp.	149,000	1,065,142
	Cosmo Oil Co., Ltd.	980,000	2,084,724
#	CSK Holdings Corp.	100,600	840,823
	Dai Nippon Printing Co., Ltd.	1,093,000	12,913,952
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,536,156
	Daicel Chemical Industries, Ltd.	485,000	1,748,716
	Dainippon Ink & Chemicals, Inc.	596,000	963,352
	Daiwa House Industry Co., Ltd.	916,000	8,143,166
	Denso Corp.	7,500	146,179
#	Dentsu, Inc.	527	864,721
#	Ebara Corp.	253,000	504,329
# *	Elpida Memory, Inc.	112,900	601,904

6

	Fuji Electric Holdings Co., Ltd.	781,780	1,140,650
	Fuji Heavy Industries, Ltd.	988,000	3,475,459
	FUJIFILM Holdings Corp.	1,077,300	24,799,840
	Fujikura, Ltd.	609,000	1,745,356
	Fukuoka Financial Group, Inc.	1,329,000	4,395,550
#	Futaba Industrial Co., Ltd.	85,600	533,079
	Glory, Ltd.	75,400	1,080,565
	Gunze, Ltd.	248,000	818,613
#	H2O Retailing Corp.	198,000	1,221,898
#	Hakuhodo Dy Holdings, Inc.	12,670	576,929
	Hankyu Hanshin Holdings, Inc.	1,180,000	5,566,543
	Heiwa Corp.	81,500	559,298
	Hino Motors, Ltd.	217,000	501,476
#	Hitachi Cable, Ltd.	364,000	766,674
	Hitachi Transport System, Ltd.	111,000	1,484,392
	Hitachi, Ltd.	6,574,000	30,865,283
#	Hitachi, Ltd. Sponsored ADR	140,900	6,627,936
#	House Foods Corp.	117,000	1,901,791
#	Idemitsu Kosan Co., Ltd.	25,800	1,504,218
	INPEX Corp.	1	1,393
	JS Group Corp.	548,300	7,099,955
#	Juroku Bank, Ltd.	400,000	1,475,329
	Kajima Corp.	1,395,000	4,034,951
	Kamigumi Co., Ltd.	488,000	3,882,322
#	Kandenko Co., Ltd.	129,000	677,847
	Kaneka Corp.	560,000	2,613,265
#	Kansai Paint Co., Ltd.	111,000	619,506
	Kinden Corp.	240,000	2,003,934
	Kissei Pharmaceutical Co., Ltd.	30,000	684,138
	Komori Corp.	101,100	1,155,886
	Kuraray Co., Ltd.	107,000	818,840
	Kyocera Corp.	327,900	19,260,319
	Kyocera Corp. Sponsored ADR	13,600	819,264
#	Mabuchi Motor Co., Ltd.	36,300	1,435,828
#	Marui Group Co., Ltd.	498,500	3,047,238
	Mazda Motor Corp.	96,000	212,910
#	Meiji Dairies Corp.	88,000	401,365
#	Meiji Seika Kaisha, Ltd.	408,000	1,668,368
	Mitsubishi Gas Chemical Co., Inc.	95,000	349,572
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	19,311,903
	Mitsubishi Logistics Corp.	146,000	1,328,322
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,172,518
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	5,373,390
#	Mitsui Chemicals, Inc.	1,244,800	4,346,203
#	Mitsui Mining and Smelting Co., Ltd.	915,000	1,673,436
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	20,941,334
	Musashino Bank, Ltd.	37,500	1,129,622
	Nagase & Co., Ltd.	196,000	1,679,535
	NEC Corp.	4,396,101	13,033,403
#	NGK Spark Plug Co., Ltd.	254,000	2,394,380
	Nippon Express Co., Ltd.	1,363,000	5,501,407
	Nippon Kayaku Co., Ltd.	128,000	586,173

7

	Nippon Meat Packers, Inc.	220,536	3,024,881
	Nippon Mining Holdings, Inc.	1,731,500	5,300,733
	Nippon Mitsubishi Oil Corp.	2,732,050	11,214,424
	Nippon Paper Group, Inc.	1,563	4,177,343
#	Nippon Sheet Glass Co., Ltd.	1,009,000	3,299,830
	Nippon Shokubai Co., Ltd.	231,000	1,338,666
	Nippon Suisan Kaisha, Ltd.	254,000	633,797
	Nippon Television Network Corp.	9,400	906,914
	Nipponkoa Insurance Co., Ltd.	848,000	5,082,550
#	Nipro Corp.	42,000	643,896
	Nishi-Nippon Bank, Ltd.	1,123,000	2,446,504
	Nissan Motor Co., Ltd.	3,567,800	17,719,112
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,703,703
	Nisshin Seifun Group, Inc.	64,000	693,855
	Nisshin Steel Co., Ltd.	1,226,000	1,641,832
#	Nisshinbo Industries, Inc.	305,000	1,772,768
#	NOK Corp.	112,600	1,072,064
	Obayashi Corp.	945,000	4,623,656
#	Oji Paper Co., Ltd.	1,756,000	6,704,486
	Onward Holdings Co., Ltd.	251,000	1,835,830
	Panasonic Corp.	763,135	12,289,325
	Panasonic Electric Works Co., Ltd.	616,000	5,376,324
#	Pioneer Electronic Corp.	272,600	808,635
	Q.P. Corp.	135,900	1,562,656
#	Rengo Co., Ltd.	254,000	1,295,203
	Ricoh Co., Ltd.	779,000	8,383,612
	Rohm Co., Ltd.	171,800	8,278,302
	Sanwa Holdings Corp.	238,000	789,582
	Sapporo Hokuyo Holdings, Inc.	428	1,845,867
#	Sega Sammy Holdings, Inc.	373,300	2,822,079
#	Seiko Epson Corp.	249,600	3,748,627
	Seino Holdings Co., Ltd.	295,000	1,427,504
	Sekisui Chemical Co., Ltd.	689,000	4,025,599
	Sekisui House, Ltd.	1,131,000	11,341,152
#	Shiga Bank, Ltd.	301,000	1,868,908
	Shimachu Co., Ltd.	70,700	1,612,472
	Shimizu Corp.	1,099,000	5,392,733
	Shinko Securities Co., Ltd.	819,000	2,030,922
	Shinsei Bank, Ltd.	394,000	604,360
	Shizuoka Bank, Ltd.	943,000	8,328,342
#	Showa Shell Sekiyu K.K.	36,200	295,728
#	Sohgo Security Services Co., Ltd.	101,300	947,263
	Sojitz Corp.	1,875,200	3,133,572
	Sompo Japan Insurance, Inc.	1,881,000	13,184,221
	Sony Corp.	652,500	15,464,479
	Sony Corp. Sponsored ADR	862,281	20,039,410
	Sumco Corp.	158,300	1,714,235
	Sumitomo Bakelite Co., Ltd.	347,000	1,265,845
	Sumitomo Corp.	1,638,700	14,417,351
	Sumitomo Electric Industries, Ltd.	1,097,400	8,885,150
	Sumitomo Forestry Co., Ltd.	158,000	1,036,701
#	Sumitomo Rubber Industries, Ltd.	256,500	2,262,732

8

	Sumitomo Trust & Banking Co., Ltd.	2,774,000	12,846,613
	Suzuken Co., Ltd.	25,000	534,164
	Taiheiyo Cement Corp.	1,638,800	1,907,497
	Taisei Corp.	1,740,000	4,010,024
	Taisho Pharmaceutical Co., Ltd.	166,000	2,989,954
#	Taiyo Yuden Co., Ltd.	184,000	882,053
#	Takashimaya Co., Ltd.	299,000	2,304,402
	TDK Corp.	151,000	5,102,183
	Teijin, Ltd.	1,827,000	4,751,403
	The 77 Bank, Ltd.	494,000	2,327,452
	The Awa Bank, Ltd.	246,600	1,533,352
#	The Bank of Iwate, Ltd.	19,600	1,218,179
	The Bank of Kyoto, Ltd.	353,400	3,717,326
	The Bank of Nagoya, Ltd.	213,000	1,282,206
	The Chiba Bank, Ltd.	823,000	4,067,792
	The Chugoku Bank, Ltd.	240,800	3,312,710
	The Daishi Bank, Ltd.	427,000	1,662,698
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	593,288
	The Gunma Bank, Ltd.	529,000	2,701,155
#	The Hachijuni Bank, Ltd.	675,000	3,312,140
	The Higo Bank, Ltd.	278,000	1,538,742
	The Hiroshima Bank, Ltd.	719,000	2,671,811
	The Hokkoku Bank, Ltd.	394,000	1,483,244
	The Hyakugo Bank, Ltd.	303,000	1,701,851
	The Hyakujishi Bank, Ltd.	329,000	1,642,231
	The Iyo Bank, Ltd.	340,000	3,667,934
#	The Joyo Bank, Ltd.	1,509,000	7,099,108
	The Kagoshima Bank, Ltd.	273,000	1,730,771
	The Keiyo Bank, Ltd.	317,000	1,421,148
#	The Nanto Bank, Ltd.	317,000	1,489,583
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,659,851
	The San-in Godo Bank, Ltd.	241,000	1,725,158
#	Toda Corp.	385,000	1,390,692
	Tokai Tokyo Securities Co., Ltd.	155,000	424,599
	Tokio Marine Holdings, Inc.	1,457,311	44,952,061
	Tokuyama Corp.	252,000	1,276,170
	Tokyo Steel Manufacturing Co., Ltd.	186,800	1,442,876
#	Toppan Forms Co., Ltd.	48,500	450,506
	Toppan Printing Co., Ltd.	1,154,000	8,485,278
	Toshiba TEC Corp.	181,000	558,872
	Toyo Ink Manufacturing Co., Ltd.	213,000	564,592
	Toyo Seikan Kaisha, Ltd.	334,800	4,130,621
#	Toyobo Co., Ltd.	743,000	1,053,758
	Toyota Auto Body Co., Ltd.	105,100	1,684,959
	TV Asahi Corp.	755	953,331
	UNY Co., Ltd.	309,000	2,408,170
#	Wacoal Corp.	135,000	1,462,521
	Yamaguchi Financial Group, Inc.	313,000	2,993,825
#	Yamaha Corp.	285,400	2,765,805
	Yamaha Motor Co., Ltd.	255,300	2,822,584
	Yamanashi Chuo Bank, Ltd.	241,000	1,370,714
	Yamazaki Baking Co., Ltd.	22,000	292,312

9

	Yokogawa Electric Corp.	274,000	1,268,818
	Yokohama Rubber Co., Ltd.	410,000	2,011,769

	TOTAL — JAPAN		722,594,471

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (3.5%)
	COMMON STOCKS — (3.5%)
	Aegon NV (5927375)	3,202,429	13,306,633
*	Aegon NV (B3CH8P0)	234,015	—
#	ArcelorMittal	1,877,993	48,755,658
#	Heineken Holding NV	74,614	2,265,169
	ING Groep NV	3,093,625	29,019,312
	ING Groep NV Sponsored ADR	538,200	5,010,642
#	Koninklijke Ahold NV	1,318,845	14,158,302
#	Koninklijke DSM NV	386,232	10,755,948
	Koninklijke Philips Electronics NV	3,192,970	59,005,541
	Koninklijke Philips Electronics NV ADR	133,700	2,473,450
*	Reinet Investments SCA	154,136	1,587,350
	SNS Reaal	194,551	1,427,166

	TOTAL — NETHERLANDS		187,765,171

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
#	Contact Energy, Ltd.	1,263,902	5,358,576
#	Fletcher Building, Ltd.	618,947	2,101,670

	TOTAL — NEW ZEALAND		7,460,246

	NORWAY — (0.8%)
	COMMON STOCKS — (0.8%)
	Bonheur ASA	300	5,757
	DnB NOR ASA Series A	2,507,294	14,530,611
# *	Marine Harvest	5,652,000	912,942
	Norsk Hydro ASA	1,764,614	7,373,068
	Norsk Hydro ASA Sponsored ADR	59,900	248,585
	Orkla ASA	2,700,350	17,976,811
	Storebrand ASA	713,900	1,692,181
	Wilh. Wilhelmsen ASA	11,850	170,413

	TOTAL — NORWAY		42,910,368

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
#	Banco BPI SA	275,646	568,076
#	Banco Comercial Portugues SA	2,008,205	2,333,899

10

#	Banco Espirito Santo SA	320,446	3,051,033
#	Cimpor Cimentos de Portugal SA	129,009	588,705

TOTAL — PORTUGAL			6,541,713

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
*	Chartered Semiconductor Manufacturing, Ltd.	906,000	140,682
	DBS Group Holdings, Ltd.	2,776,500	21,194,400
	Fraser & Neave, Ltd.	2,351,450	4,437,036
	Jardine Cycle & Carriage, Ltd.	179,324	1,150,252
#	Neptune Orient Lines, Ltd.	697,000	588,691
	Overseas Chinese Banking Corp., Ltd.	3,086,000	10,433,618
#	Singapore Airlines, Ltd.	1,301,600	9,972,225
#	Singapore Land, Ltd.	603,000	1,369,777
	United Industrial Corp., Ltd.	1,391,000	1,262,279
	United Overseas Bank, Ltd.	528,000	4,773,519
	UOL Group, Ltd.	1,376,600	1,802,007
	Venture Corp., Ltd.	85,000	310,621
#	Wheelock Properties, Ltd.	526,000	297,664

TOTAL — SINGAPORE			57,732,771

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Acciona SA	68,193	6,450,366
#	Acerinox SA	464,577	5,840,211
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	379,800	4,405,680
#	Banco de Sabadell SA	2,431,718	16,586,375
#	Banco Espanol de Credito SA	264,996	3,371,341
#	Banco Pastor SA	320,162	2,661,461
#	Banco Popular Espanol SA	467,750	4,256,830
#	Banco Santander Central Hispano SA	7,025,356	75,980,397
*	Banco Santander SA	149,432	1,641,917
#	Banco Santander SA Sponsored ADR	3,044,700	32,700,078
#	Bankinter SA	210,353	2,269,803
#	Fomento de Construcciones y Contratas SA	46,530	1,850,125
#	Gas Natural SDG SA	212,029	6,525,799
#	Grupo Catalana Occidente SA	125,781	1,978,156
#	Grupo Ferrovial SA	211,889	6,530,193
	Iberia Lineas Aereas de Espana SA	617,500	1,456,795
#	Mapfre SA	732,775	2,332,078
	Repsol YPF SA	1,204,043	22,895,968
	Repsol YPF SA Sponsored ADR	1,285,700	24,582,584
#	Sacyr Vallehermoso SA	68,588	632,545
*	Sacyr Vallehermoso SA Issue 08	4,899	44,958

TOTAL — SPAIN			224,993,660

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
#	Boliden AB	497,200	1,195,907
#	Electrolux AB Series B	460,347	4,238,049

11

	Holmen AB Series A	6,300	185,534
#	Holmen AB Series B	146,100	4,118,077
#	Nordea Bank AB	4,247,718	34,046,034
#	Skandinaviska Enskilda Banken AB Series A	722,000	7,155,501
#	Skandinaviska Enskilda Banken AB Series C	9,800	90,862
	Skanska AB Series B	449,400	3,947,105
	SSAB Svenskt Stal AB Series A	427,300	4,320,451
#	SSAB Svenskt Stal AB Series B	131,700	1,193,966
	Svenska Cellulosa AB	57,000	424,064
	Svenska Cellulosa AB Series B	1,331,900	9,835,281
#	Svenska Handelsbanken AB Series A	740,000	13,598,988
#	Swedbank AB Series A	349,300	2,886,587
	Tele2 AB Series B	476,500	4,066,059
#	Telefonaktiebolaget LM Erricson Sponsored ADR	1,431,356	10,119,687
	TeliaSonera AB	3,790,500	16,676,942
	Volvo AB Series A	898,101	4,641,204
#	Volvo AB Series B	1,028,966	5,377,003

TOTAL — SWEDEN			128,117,301

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
#	Adecco SA	413,827	14,395,755
	Baloise-Holding AG	200,163	10,701,617
	Banque Cantonale Vaudoise	9,461	2,108,802
*	Compagnie Financiere Richemont SA Series A	1,125,900	23,669,433
	Credit Suisse Group AG	1,755,349	65,639,295
#	Credit Suisse Group AG Sponsored ADR	591,859	22,135,527
#	Givaudan SA	13,556	9,237,258
	Holcim, Ltd.	435,033	24,709,544
	Julius Baer Holdings, Ltd. AG	38,097	1,489,983
	PSP Swiss Property AG	95,780	4,143,944
	St. Galler Kantonalbank	9,132	3,188,845
	Sulzer AG	15,000	885,598
	Swatch Group AG	28,715	4,480,806
	Swiss Life Holding AG	123,557	11,133,243
	Swiss Re	725,996	30,276,699
	Syngenta AG	92,793	17,346,099
*	UBS AG	807,541	13,701,770
	Zurich Financial SVCS AG	300,246	60,913,201

TOTAL — SWITZERLAND			320,157,419

UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
	Anglo American P.L.C.	1,329,421	33,356,819
	Arriva P.L.C.	105,930	1,024,812
	Associated British Foods P.L.C.	1,870,707	20,932,235
	Aviva P.L.C.	6,571,996	39,201,982
#	Barclays P.L.C. Sponsored ADR	2,197,790	23,670,198
	British Airways P.L.C.	2,965,957	6,562,735
	British American Tobacco P.L.C.	688,218	18,877,322

12

	Cable and Wireless P.L.C.	3,245,829	6,433,186
	Cadbury P.L.C. Sponsored ADR	56,000	2,070,880
	Carnival P.L.C.	658,867	14,489,470
#	Carnival P.L.C. ADR	218,000	4,948,600
	Cookson Group P.L.C.	529,282	1,713,315
#	DSG International P.L.C.	2,385,971	1,242,119
*	easyJet P.L.C.	687,918	3,431,732
	Enterprise Inns P.L.C.	1,212,242	1,908,987
	Friends Provident P.L.C.	4,238,630	4,860,376
	GKN P.L.C.	2,521,754	4,835,524
	HBOS P.L.C.	197,513	323,413
#	HSBC Holdings P.L.C. Sponsored ADR	2,176,243	128,398,337
	International Power P.L.C.	3,905,403	13,971,573
	ITV P.L.C.	11,111,390	5,366,399
	Kingfisher P.L.C.	12,172,495	22,467,306
	Ladbrokes P.L.C.	1,091,195	2,780,814
	Legal and General Group P.L.C.	14,464,693	16,635,709
	Meggitt P.L.C.	2,354,842	5,158,785
	Mondi P.L.C.	1,101,221	3,996,727
	Old Mutual P.L.C.	7,283,170	5,897,698
	Pearson P.L.C.	820,157	8,169,016
#	Pearson P.L.C. Sponsored ADR	1,817,509	18,393,191
	Rexam P.L.C.	3,248,785	19,576,536
*	Rolls-Royce Group P.L.C.	2,134,501	11,293,445
*	Rolls-Royce Group P.L.C. Series C	1,220,934	1,965
	Royal Bank of Scotland Group P.L.C.	15,142,602	16,679,810
	Royal Dutch Shell P.L.C. ADR	1,294,780	71,588,386
	RSA Insurance Group P.L.C.	12,939,111	28,774,426
	SABmiller P.L.C.	1,174,082	18,648,851
	Sainsbury (J.) P.L.C.	4,805,106	21,950,527
	Schroders P.L.C.	123,678	1,585,508
	Schroders P.L.C. Non-Voting	63,155	672,085
	Thomas Cook Group P.L.C.	1,861,207	5,049,137
#	Thomson Reuters P.L.C.	1,137,914	19,716,377
	Tomkins P.L.C. Sponsored ADR	330,800	2,434,688
	Vodafone Group P.L.C.	56,881,367	109,423,488
	Vodafone Group P.L.C. Sponsored ADR	6,370,018	122,750,247
	Whitbread P.L.C.	898,551	13,023,242
	William Morrison Supermarkets P.L.C.	6,906,878	29,409,035
	WPP Group P.L.C.	1,259,793	7,535,763
	WPP Group P.L.C. Sponsored ADR	24,445	743,372
	Xstrata P.L.C.	648,354	11,089,640

TOTAL — UNITED KINGDOM			933,065,788

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $92,080,000 FHLMC 4.50%, 05/01/23, valued at $87,591,100) to be repurchased at $86,299,760	$86,293	86,293,000

13

Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§ @	DFA Short Term Investment Fund LP	757,347,231	757,347,231

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,471,793 FHLMC 7.000%, 08/01/37, valued at $2,958,290) to be repurchased at $2,900,344	$2,900	2,900,284

TOTAL SECURITIES LENDING COLLATERAL		760,247,515

TOTAL INVESTMENTS - (100.0%) (Cost $7,723,320,604)		$5,413,879,738

See accompanying Notes to Financial Statements.

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
* #	ABILIT Corp.	584,700	$770,233
#	Aeon Fantasy Co., Ltd.	60,432	440,988
	Aichi Machine Industry Co., Ltd.	285,000	564,195
	Aigan Co., Ltd.	61,600	375,660
	Aisan Industry Co., Ltd.	186,200	1,189,208
#	Akebono Brake Industry Co., Ltd.	375,600	2,211,229
#	Alpha Corp.	31,700	190,614
#	Alpine Electronics, Inc.	225,500	1,983,695
#	Amiyaki Tei Co., Ltd.	239	329,424
#	Amuse, Inc.	25,000	262,223
	Anrakutei Co., Ltd.	50,000	207,335
#	AOI Advertising Promotion, Inc.	39,000	163,537
	AOKI Holdings, Inc.	162,500	1,647,588
	Aoyama Trading Co., Ltd.	95,000	1,110,706
	Asti Corp.	50,000	102,473
	Atom Corp.	129,700	404,262
#	Atsugi Co., Ltd.	701,000	746,031
	Autobacs Seven Co., Ltd.	44,200	938,571
#	Avex Group Holdings, Inc.	151,400	1,189,549
#	Best Denki Co., Ltd.	273,000	803,601
	Calsonic Kansei Corp.	506,000	876,544
* #	Carchs Holdings Co., Ltd.	710,600	220,920
	Catena Corp.	92,000	193,672
#	Chiyoda Co., Ltd.	141,200	1,875,254
#	Chofu Seisakusho Co., Ltd.	124,300	2,715,167
*	Chori Co., Ltd.	658,000	676,478
	Chuo Spring Co., Ltd.	205,000	648,408
#	Clarion Co., Ltd.	909,000	663,657
#	Cleanup Corp.	155,700	515,341
#	Colowide Co., Ltd.	200,450	1,022,870
	Corona Corp.	98,500	844,642
	Cross Plus, Inc.	22,000	216,713
#	Culture Convenience Club Co., Ltd.	243,600	1,613,714
#	Cybozu, Inc.	615	119,948
	Daido Kogyo Co., Ltd.	145,000	237,544
#	Daidoh, Ltd.	125,600	1,442,042
	Daifuku Co., Ltd.	192,500	1,035,623
#	Daikoku Denki Co., Ltd.	49,400	507,184
	Daimaruenawin Co., Ltd.	400	2,164
	Dainichi Co., Ltd.	57,700	342,982
	Daisyo Corp.	72,300	912,963
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	7,606
#	Daiwa Seiko, Inc.	433,000	611,604
#	Daiwabo Co., Ltd.	466,000	1,033,854

1

	DCM Japan Holdings Co., Ltd.	241,300	1,768,519
#	Descente, Ltd.	263,000	1,040,408
#	Don Quijote Co., Ltd.	56,400	1,022,735
#	Doshisha Co., Ltd.	64,900	720,949
#	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294
	Dynic Corp.	127,000	164,287
#	Eagle Industry Co., Ltd.	166,000	544,956
* #	Econach Co., Ltd.	177,000	78,496
#	Edion Corp.	266,500	1,811,679
	Eikoh, Inc.	41,800	133,493
	Exedy Corp.	120,500	1,726,428
#	F&A Aqua Holdings, Inc.	60,638	443,922
	Fine Sinter Co., Ltd.	49,000	123,761
	Foster Electric Co., Ltd.	81,900	877,831
#	France Bed Holdings Co., Ltd.	804,000	887,752
	Fuji Co., Ltd.	117,200	1,983,446
#	Fuji Corp., Ltd.	113,900	257,186
#	Fuji Kiko Co., Ltd.	151,000	176,351
#	Fuji Kyuko Co., Ltd.	369,000	1,599,290
	Fuji Oozx, Inc.	6,000	18,494
*	Fujii & Co., Ltd.	44,000	447
	Fujikura Rubber, Ltd.	74,000	229,666
#	Fujita Kanko, Inc.	402,100	2,521,153
	Fujitsu Business Systems, Ltd.	88,500	1,253,682
#	Fujitsu General, Ltd.	339,000	713,957
	Funai Electric Co., Ltd.	38,900	514,166
* #	Furukawa Battery Co., Ltd.	87,000	472,053
	G-7 Holdings, Inc.	29,200	107,592
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	614,583
	Genki Sushi Co., Ltd.	19,200	234,204
	GEO Co., Ltd.	1,255	912,480
	Goldcrest Co., Ltd.	55,870	820,581
* #	Goldwin, Inc.	175,000	256,370
	Gourmet Kineya Co., Ltd.	67,000	463,318
#	Gro-BeLS Co., Ltd.	177,000	45,886
* #	GSI Creos Corp.	194,000	169,565
	Gunze, Ltd.	624,000	2,059,735
#	Hakuyosha Co., Ltd.	88,000	231,617
#	Happinet Corp.	36,100	439,502
#	Haruyama Trading Co., Ltd.	49,900	188,553
#	Haseko Corp.	1,139,500	1,031,168
	Heiwa Corp.	46,900	321,854
	Himaraya Co., Ltd.	38,300	117,382
#	HIS Co., Ltd.	118,200	1,710,969
	Horipro, Inc.	47,000	441,113
	I Metal Technology Co., Ltd.	150,000	329,472
	Ichikawa Co., Ltd.	63,000	171,735
#	Ichikoh Industries, Ltd.	289,000	514,677
* #	Image Holdings Co., Ltd.	41,000	162,286
	Imasen Electric Industrial Co., Ltd.	54,400	416,029
	Imperial Hotel, Ltd.	10,200	220,430
*	Impress Holdings, Inc.	1,124	137,565
	Inaba Seisakusho Co., Ltd.	60,800	624,258
	Ishizuka Glass Co., Ltd.	109,000	165,175

2

*	Izuhakone Railway Co., Ltd.	300	16,445
* #	Izutsuya Co., Ltd.	350,000	184,182
#	Japan Vilene Co., Ltd.	224,000	952,822
#	Jeans Mate Corp.	38,208	183,690
	Jidosha Buhin Kogyo Co., Ltd.	82,000	151,502
	Joban Kosan Co., Ltd.	221,000	352,858
#	Joshin Denki Co., Ltd.	196,000	1,816,863
	Juntendo Co., Ltd.	35,000	34,796
* #	JVC Kenwood Holdings, Inc.	2,477,300	1,332,828
	Kabuki-Za Co., Ltd.	39,000	1,749,949
	Kachikaihatsu Co., Ltd.	186,000	65,333
#	Kadokawa Holdings, Inc.	91,900	1,688,440
	Kanto Auto Works, Ltd.	237,000	2,879,846
	Kasai Kogyo Co., Ltd.	119,000	265,504
	Kato Sangyo Co., Ltd.	127,200	1,607,033
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	244,044
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	214,259
#	Kayaba Industry Co., Ltd.	726,000	1,400,685
	Keihin Corp.	35,300	315,509
#	Keiyo Co., Ltd.	195,000	1,016,782
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,348,550
	Kinugawa Rubber Industrial Co., Ltd.	198,000	278,676
#	Kisoji Co., Ltd.	87,000	1,719,902
	Koekisha Co., Ltd.	13,600	231,768
	Kohnan Shoji Co., Ltd.	91,600	1,001,692
#	Kojima Co., Ltd.	126,600	477,361
	Komatsu Seiren Co., Ltd.	145,000	574,454
#	Konaka Co., Ltd.	104,960	329,214
* #	Kosugi Sangyo Co., Ltd.	416,000	42,494
	Ku Holdings Co., Ltd.	68,200	139,755
	Kura Corp.	283	379,136
	Kurabo Industries, Ltd.	856,000	1,216,067
	Kuraudia Co., Ltd.	4,800	48,006
	Kuroganeya Co., Ltd.	14,000	50,320
#	K’s Holdings Corp.	130,772	2,159,374
#	Kyoritsu Maintenance Co., Ltd.	49,660	648,630
	Kyoto Kimono Yuzen Co., Ltd.	557	351,606
	Kyowa Leather Cloth Co., Ltd.	73,500	369,769
* #	Laox Co., Ltd.	1,425,000	466,060
#	Look, Inc.	902,000	773,102
#	Maezawa Kyuso Industries Co., Ltd.	50,400	613,853
*	Magara Construction Co., Ltd.	135,000	1,370
* #	Mamiya-Op Co., Ltd.	285,000	103,034
#	Marche Corp.	23,000	136,883
	Mars Engineering Corp.	75,900	1,577,693
#	Maruei Department Store Co., Ltd.	142,000	372,568
*	Maruishi Holdings Co., Ltd.	214,000	2,172
	Maruzen Co., Ltd.	46,000	159,045
#	Matsuya Co., Ltd.	179,700	3,806,351
#	Matsuya Foods Co., Ltd.	64,900	777,313
	Meiwa Industry Co., Ltd.	38,000	59,076
#	Mikuni Corp.	114,000	165,637
#	Misawa Resort Co., Ltd.	190,000	408,964
	Mitsuba Corp.	152,690	765,736
	Mitsui Home Co., Ltd.	223,000	929,965

3

	Miyuki Keori Co., Ltd.	106,000	208,992
#	Mizuno Corp.	450,000	1,888,302
#	MOS Food Services, Inc.	110,000	1,392,766
	MR Max Corp.	123,800	413,877
	Mutow Co., Ltd.	77,300	362,295
* #	Naigai Co., Ltd.	2,944,000	1,008,940
	Nexyz Corp.	3,700	70,396
#	Nice Holdings, Inc.	399,000	663,777
*	Nichimo Corp.	667,000	75,489
	Nidec Copal Corp.	197,400	1,801,487
#	Nidec Tosok Corp.	61,000	498,618
	Nihon Tokushu Toryo Co., Ltd.	56,000	188,375
	Nikko Travel Co., Ltd.	12,200	29,937
#	Nippon Felt Co., Ltd.	67,200	283,035
#	Nippon Piston Ring Co., Ltd.	293,000	314,860
	Nippon Seiki Co., Ltd.	148,400	982,637
#	Nishimatsuya Chain Co., Ltd.	222,800	2,245,019
	Nissan Shatai Co., Ltd.	510,300	3,332,970
#	Nissen Holdings Co., Ltd.	207,400	774,414
	Nissin Kogyo Co., Ltd.	54,600	500,177
#	Nittan Valve Co., Ltd.	82,800	274,052
	Nitto Kako Co., Ltd.	98,000	66,622
	Noritsu Koki Co., Ltd.	117,900	884,783
#	Omikenshi Co., Ltd.	176,000	90,083
*	Orient Watch Co., Ltd.	12,000	4,994
	Pacific Industrial Co., Ltd.	183,000	602,426
#	PanaHome Corp.	519,200	3,079,083
	Parco Co., Ltd.	270,800	2,455,627
#	Paris Miki, Inc.	186,800	1,848,679
* #	PIA Corp.	28,800	300,369
	Piolax, Inc.	44,500	637,389
	Press Kogyo Co., Ltd.	375,000	827,272
#	Resorttrust, Inc.	169,908	1,662,411
#	Rhythm Watch Co., Ltd.	443,000	466,088
#	Right On Co., Ltd.	100,525	1,376,228
#	Riken Corp.	359,000	1,042,103
#	Ringer Hut Co., Ltd.	74,800	791,335
	Roland Corp.	88,300	912,368
#	Royal Co., Ltd.	138,200	1,407,420
	Sagami Chain Co., Ltd.	77,000	727,511
* #	Sagami Co., Ltd.	495,000	619,031
	Sagami Rubber Industries Co., Ltd.	15,000	32,558
#	Saint Marc Holdings Co., Ltd.	37,300	974,397
#	Saizeriya Co., Ltd.	172,200	2,568,763
#	Sakai Ovex Co., Ltd.	205,000	175,467
#	Sanden Corp.	487,000	1,361,844
#	Sanoh Industrial Co., Ltd.	114,900	542,358
#	Sanrio Co., Ltd.	284,100	2,412,405
	Sanyo Housing Nagoya Co., Ltd.	354	286,951
#	Sanyo Shokai, Ltd.	462,000	2,173,751
#	Seiko Holdings Corp.	391,407	1,030,932
#	Seiren Co., Ltd.	215,100	1,198,877
#	Senshukai Co., Ltd.	159,600	1,165,612
* #	Seven Seas Holdings Co., Ltd.	891,000	342,953
#	Shikibo, Ltd.	497,000	492,184

4

	Shimachu Co., Ltd.	43,800	998,957
	Shinyei Kaisha	96,000	143,718
#	Shiroki Co., Ltd.	302,000	806,127
#	Shobunsha Publications, Inc.	358,300	1,214,273
#	Shochiku Co., Ltd.	427,400	2,543,541
	Showa Corp.	247,300	1,174,156
*	Silver Ox, Inc.	179,000	116,485
* #	Silver Seiko, Ltd.	1,091,000	110,758
	SKY Perfect JSAT Holdings, Inc.	4,084	1,540,441
#	SNT Corp.	93,800	356,261
#	Sofmap Co., Ltd.	43,100	74,599
	Soft99 Corp.	71,500	296,766
	Sotoh Co., Ltd.	49,700	495,878
#	SPK Corp.	16,800	175,354
#	Suminoe Textile Co., Ltd.	260,000	367,355
	Sumitomo Forestry Co., Ltd.	440,766	2,892,042
* #	Suzutan Co., Ltd.	26,200	47,992
* #	SxL Corp.	493,000	224,515
	Tachikawa Corp.	50,800	218,110
	Tachi-S Co., Ltd.	119,440	558,133
	Takamatsu Construction Group	131,900	1,962,791
#	Taka-Q Co., Ltd.	73,500	103,929
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	91,127
#	Tasaki Shinju Co., Ltd.	892,000	887,671
	Taya Co., Ltd.	5,000	33,018
	TBK Co., Ltd.	90,000	173,846
	TDF Corp.	27,000	35,250
#	Tecmo, Ltd.	77,700	544,744
#	Teikoku Piston Ring Co., Ltd.	108,100	545,540
	Teikoku Sen-I Co., Ltd.	78,000	269,232
	Telepark Corp.	146	122,823
* #	Ten Allied Co., Ltd.	50,000	157,470
* #	The Daiei, Inc.	223,900	1,089,179
#	The Japan General Estate Co., Ltd.	118,700	261,175
	The Japan Wool Textile Co., Ltd.	308,000	2,300,723
	Tigers Polymer Corp.	59,000	260,053
	Toabo Corp.	353,000	237,769
	Toei Co., Ltd.	427,000	1,680,436
* #	Tohoku Misawa Homes Co., Ltd.	37,500	44,664
#	Tokai Kanko Co., Ltd.	505,999	165,501
	Tokai Rika Co., Ltd.	81,100	820,393
	Tokai Rubber Industries, Ltd.	106,300	878,068
#	Tokai Senko K.K.	462,000	376,033
	Tokyo Dome Corp.	638,200	2,083,923
	Tokyo Kaikan Co., Ltd.	12,000	50,374
	Tokyo Soir Co., Ltd.	49,000	118,024
#	Tokyo Style Co., Ltd.	336,700	2,509,723
#	Tokyotokeiba Co., Ltd.	946,000	1,433,500
	Tokyu Recreation Co., Ltd.	77,000	416,188
#	Tomy Co., Ltd.	313,193	2,046,181
* #	Tonichi Carlife Group, Inc.	318,000	148,276
	Topre Corp.	180,100	1,445,384
	Totenko Co., Ltd.	57,000	78,146
#	Touei Housing Corp.	128,540	152,824
#	Toyo Radiator Co., Ltd.	253,000	463,984

5

#	Toyo Tire & Rubber Co., Ltd.	711,000	1,747,191
#	Toyobo Co., Ltd.	1,002,000	1,421,084
	Tsukamoto Co., Ltd.	67,000	43,417
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,315,035
#	Unitika, Ltd.	1,629,000	1,128,501
	U-Shin, Ltd.	94,500	517,120
	Watabe Wedding Corp.	29,500	268,012
#	Watami Food Service Co., Ltd.	141,000	2,429,596
	Wondertable, Ltd.	97,000	91,164
	Xebio Co., Ltd.	52,800	901,457
	Yamato International, Inc.	43,000	178,028
	Yellow Hat, Ltd.	73,700	335,133
	Yokohama Reito Co., Ltd.	175,000	1,162,901
#	Yomiuri Land Co., Ltd.	269,000	751,745
	Yonex Co., Ltd.	40,000	219,327
#	Yorozu Corp.	73,500	606,702
	Yoshimoto Kogyo Co., Ltd.	116,800	1,164,747
#	Yoshinoya Holdings Co., Ltd.	2,168	1,950,287
#	Zenrin Co., Ltd.	127,400	1,070,649
#	Zensho Co., Ltd.	362,900	1,430,254
Total Consumer Discretionary			218,595,544

Consumer Staples — (8.6%)
#	Aderans Holdings Co., Ltd.	142,450	1,390,268
*	Aeon Hokkaido Corp.	428,200	1,228,808
	Ahjikan Co., Ltd.	10,500	66,192
#	Ariake Japan Co., Ltd.	113,700	1,853,647
	Cawachi, Ltd.	81,200	1,288,709
	CFS Corp.	122,000	779,916
#	Chubu Shiryo Co., Ltd.	89,000	472,578
	Chuo Gyorui Co., Ltd.	93,000	189,682
	Circle K Sunkus Co., Ltd.	900	15,301
	Coca-Cola Central Japan Co., Ltd.	303	1,982,775
*	cocokara fine HOLDINGS, Inc.	36,060	391,307
	CVS Bay Area, Inc.	55,000	73,203
#	DyDo Drinco, Inc.	55,700	1,336,949
	Echo Trading Co., Ltd.	11,000	72,262
	Ensuiko Sugar Refining Co., Ltd.	103,000	171,713
	Ezaki Glico Co., Ltd.	1,074	10,772
#	Fancl Corp.	238,100	2,985,237
* #	First Baking Co., Ltd.	183,000	186,211
	Fuji Oil Co., Ltd.	296,500	3,403,727
	Fujicco Co., Ltd.	118,600	1,377,711
* #	Fujiya Co., Ltd.	549,000	679,591
	Hagoromo Foods Corp.	40,000	386,696
	Harashin Narus Holdings Co., Ltd.	61,500	660,182
* #	Hayashikane Sangyo Co., Ltd.	336,000	264,705
	Heiwado Co., Ltd.	198,600	2,955,905
* #	Hohsui Corp.	120,000	110,316
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	444,005
#	Hokuto Corp.	110,300	2,921,277
#	Inageya Co., Ltd.	175,000	1,563,906
	Itochu-Shokuhin Co., Ltd.	43,200	1,480,843
	Itoham Foods, Inc.	693,800	2,130,113
	Izumiya Co., Ltd.	292,000	1,735,111

6

#	J-Oil Mills, Inc.	548,000	2,216,315
	Kameda Seika Co., Ltd.	70,000	881,444
	Kasumi Co., Ltd.	211,000	1,163,032
#	Key Coffee, Inc.	76,600	1,212,593
	Kirindo Co., Ltd.	32,800	151,497
#	Kyodo Shiryo Co., Ltd.	353,000	402,436
	Kyokuyo Co., Ltd.	370,000	679,868
#	Life Corp.	183,900	3,363,423
	Mandom Corp.	82,200	2,218,621
	Marudai Food Co., Ltd.	443,000	1,072,147
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,518,114
*	Maruya Co., Ltd.	14,000	16,782
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	715,515
*	Maxvalu Tohok Co., Ltd.	18,200	99,058
	Maxvalu Tokai Co., Ltd.	59,400	744,982
#	Meito Sangyo Co., Ltd.	77,800	1,331,160
	Mercian Corp.	413,000	829,138
#	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,761,748
#	Milbon Co., Ltd.	42,840	1,058,280
	Ministop Co., Ltd.	97,300	1,806,410
	Mitsui Sugar Co., Ltd.	465,850	1,636,813
	Miyoshi Oil & Fat Co., Ltd.	261,000	328,749
#	Morinaga & Co., Ltd.	909,000	1,807,741
	Morinaga Milk Industry Co., Ltd.	852,000	2,755,994
	Morishita Jinton Co., Ltd.	47,800	97,290
	Morozoff, Ltd.	108,000	340,760
#	Nagatanien Co., Ltd.	118,000	991,161
	Nakamuraya Co., Ltd.	203,000	931,830
#	Nichimo Co., Ltd.	112,000	144,644
#	Nihon Chouzai Co., Ltd.	22,380	342,550
	Niitaka Co., Ltd.	7,260	51,995
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,100,906
	Nippon Flour Mills Co., Ltd.	604,000	2,769,324
#	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	267,487
	Nippon Suisan Kaisha, Ltd.	514,500	1,283,813
	Nissin Sugar Manufacturing Co., Ltd.	149,000	350,676
	Nitto Flour Milling Co., Ltd.	64,000	186,394
	Oenon Holdings, Inc.	247,000	656,108
	Oie Sangyo Co., Ltd.	20,900	153,009
#	Okuwa Co., Ltd.	153,000	2,066,612
	Olympic Corp.	65,000	455,909
	Oriental Yeast Co., Ltd.	101,000	498,142
	Pietro Co., Ltd.	10,300	85,254
#	Pigeon Corp.	67,800	1,969,705
	Poplar Co., Ltd.	25,760	114,320
* #	Prima Meat Packers, Ltd.	705,000	1,229,532
	Riken Vitamin Co., Ltd.	79,300	2,179,403
	Rock Field Co., Ltd.	47,800	553,970
#	Ryoshoku, Ltd.	149,500	2,851,547
	S Foods, Inc.	104,000	744,749
#	Sakata Seed Corp.	171,000	2,465,304
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	628,102
	Shoei Foods Corp.	44,000	176,876
	Showa Sangyo Co., Ltd.	604,000	1,644,988
#	Snow Brand Milk Products Co., Ltd.	900,000	3,411,961

7

#	Sogo Medical Co., Ltd.	23,000	666,103
	Sonton Food Industry Co., Ltd.	43,000	268,662
#	Sotetsu Rosen Co., Ltd.	70,000	310,452
	Starzen Corp.	279,000	637,421
#	T. Hasegawa Co., Ltd.	138,900	1,982,650
	Takara Holdings, Inc.	26,000	124,053
* #	The Maruetsu, Inc.	417,000	2,219,221
	The Nisshin Oillio Group, Ltd.	585,000	2,767,054
	Three F Co., Ltd.	17,700	106,480
#	Tobu Store Co., Ltd.	215,000	717,569
	Toho Co., Ltd.	158,000	543,311
#	Tohto Suisan Co., Ltd.	120,000	158,723
	Torigoe Co., Ltd.	84,500	663,027
* #	Toyo Sugar Refining Co., Ltd.	157,000	137,810
	Tsukiji Uoichiba Co., Ltd.	57,000	71,967
	Tsuruha Holdings, Inc.	45,200	1,107,904
	Unicafe, Inc.	14,260	174,062
#	Unicharm Petcare Corp.	97,300	3,433,347
	Unimat Offisco Corp.	85,100	591,444
#	Valor Co., Ltd.	173,600	1,311,022
	Warabeya Nichiyo Co., Ltd.	51,360	742,515
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	436,863
	Yaoko Co., Ltd.	69,100	1,972,989
#	Yomeishu Seizo Co., Ltd.	100,000	853,017
	Yonekyu Corp.	98,000	1,113,842
	Yuasa Funashoku Co., Ltd.	112,000	222,635
#	Yukiguni Maitake Co., Ltd.	86,880	322,874
	Yutaka Foods Corp.	6,000	76,367
Total Consumer Staples			119,859,183

Energy — (1.1%)
#	AOC Holdings, Inc.	139,600	785,718
#	BP Castrol K.K.	69,800	156,529
* #	Fuji Kosan Co., Ltd.	264,000	206,779
	Itochu Enex Co., Ltd.	321,400	1,620,889
	Japan Oil Transportation Co., Ltd.	79,000	136,796
#	Kanto Natural Gas Development Co., Ltd.	197,000	1,265,567
#	Kyoei Tanker Co., Ltd.	115,000	253,222
#	Mitsuuroko Co., Ltd.	227,900	1,469,222
#	Modec, Inc.	124,000	1,962,341
#	Nippon Gas Co., Ltd.	148,900	1,585,469
	Nippon Seiro Co., Ltd.	64,000	136,322
#	Sala Corp.	129,500	698,453
	San-Ai Oil Co., Ltd.	259,000	983,376
#	Shinko Plantech Co., Ltd.	154,800	1,221,396
	Sinanen Co., Ltd.	259,000	1,108,204
#	Toa Oil Co., Ltd.	360,000	364,388
	Toyo Kanetsu K.K.	466,000	559,514
Total Energy			14,514,185

Financials — (7.9%)
#	Arealink Co., Ltd.	3,000	83,204
#	Azel Corp.	1,237,000	231,137
	Bank of the Ryukyus, Ltd.	121,780	1,025,876
#	Central Finance Co., Ltd.	341,000	516,510

8

#	Century Leasing System, Inc.	181,200	1,187,908
#	Chuo Corp.	81,000	50,310
	Daiko Clearing Services Corp.	49,700	370,892
	Fukushima Bank, Ltd.	836,000	599,486
	Fuyo General Lease Co., Ltd.	105,100	1,510,910
	Higashi-Nippon Bank, Ltd.	626,000	1,962,864
#	Ichiyoshi Securities Co., Ltd.	160,600	1,286,019
*	Kakuei (L.) Corp.	100,000	1,015
*	Kirayaka Bank, Ltd.	98,000	110,425
	Kiyo Holdings, Inc.	2,135,900	3,449,129
#	Kobayashi Yoko Co., Ltd.	268,200	611,297
#	Kosei Securities Co., Ltd.	295,000	294,796
#	Marusan Securities Co., Ltd.	256,000	1,250,318
#	Mito Securities Co., Ltd.	271,000	910,569
#	Mizuho Investors Securities Co., Ltd.	781,000	619,425
#	Monex Group, Inc.	2,123	703,127
	Musashino Bank, Ltd.	68,600	2,066,455
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,208
* #	NIS Group Co., Ltd.	2,341,425	932,923
#	Nisshin Fudosan Co., Ltd.	218,100	500,714
#	Okasan Securities Group, Inc.	547,000	2,367,111
* #	OMC Card, Inc.	212,500	328,852
	Ricoh Leasing Co., Ltd.	105,100	1,414,930
	Sankei Building Co., Ltd.	228,700	872,929
	Shikoku Bank, Ltd.	742,000	3,396,954
	Shimizu Bank, Ltd.	32,100	1,217,314
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	899,599
	Takagi Securities Co., Ltd.	208,000	236,659
	The Aichi Bank, Ltd.	34,100	2,480,307
	The Akita Bank, Ltd.	666,400	2,770,580
#	The Aomori Bank, Ltd.	611,000	2,560,268
#	The Bank of Ikeda, Ltd.	70,300	2,820,573
#	The Bank of Iwate, Ltd.	63,300	3,934,220
	The Bank of Nagoya, Ltd.	228,297	1,374,290
	The Bank of Okinawa, Ltd.	74,500	2,335,713
	The Bank of Saga, Ltd.	584,000	1,888,894
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,971,338
	The Chukyo Bank, Ltd.	732,000	2,539,504
	The Daisan Bank, Ltd.	621,000	2,227,851
	The Daito Bank, Ltd.	498,000	329,679
	The Ehime Bank, Ltd.	593,000	1,990,971
	The Eighteenth Bank, Ltd.	614,000	1,862,810
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	1,050,738
#	The Fukui Bank, Ltd.	841,000	2,862,494
	The Higo Bank, Ltd.	74,600	412,914
	The Hokkoku Bank, Ltd.	705,000	2,654,028
	The Hokuetsu Bank, Ltd.	875,000	1,944,532
	The Kagawa Bank, Ltd.	269,350	1,499,849
	The Kagoshima Bank, Ltd.	159,500	1,011,201
	The Kanto Tsukuba Bank, Ltd.	188,800	828,508
	The Kita-Nippon Bank, Ltd.	29,706	772,140
	The Michinoku Bank, Ltd.	524,000	1,122,709
	The Minato Bank, Ltd.	1,431,000	1,778,201
	The Miyazaki Bank, Ltd.	494,000	1,595,297

9

	The Nagano Bank, Ltd.	314,000	680,417
	The Oita Bank, Ltd.	491,900	3,053,271
	The San-in Godo Bank, Ltd.	241,000	1,725,158
#	TOC Co., Ltd.	422,050	1,251,064
	Tochigi Bank, Ltd.	386,000	2,377,904
	Toho Bank, Ltd.	759,200	3,231,050
	Toho Real Estate Co., Ltd.	189,800	1,085,833
	Tohoku Bank, Ltd.	390,000	586,771
	Tokai Tokyo Securities Co., Ltd.	662,000	1,813,450
#	Tokushima Bank, Ltd.	267,200	1,310,261
	Tokyo Rakutenchi Co., Ltd.	222,000	826,666
#	Tokyo Theatres Co., Inc.	299,000	581,794
	Tokyo Tomin Bank, Ltd.	110,100	1,482,328
	Tokyu Community Corp.	48,200	687,252
#	Tokyu Livable, Inc.	128,800	640,193
	Tomato Bank, Ltd.	397,000	842,469
#	Tottori Bank, Ltd.	328,000	942,938
* #	Towa Bank, Ltd.	876,000	728,962
	Toyo Securities Co., Ltd.	307,000	559,702
#	Yamagata Bank, Ltd.	584,500	3,513,370
	Yamanashi Chuo Bank, Ltd.	242,000	1,376,402
	Yuraku Real Estate Co., Ltd.	588,000	690,977
Total Financials			109,618,706

Health Care — (3.6%)
	Aloka Co., Ltd.	101,200	835,370
	As One Corp.	69,568	1,384,277
	ASKA Pharmaceutical Co., Ltd.	101,000	750,533
	Create Medic Co., Ltd.	28,000	231,727
	Eiken Chemical Co., Ltd.	78,900	480,196
	FALCO biosystems, Ltd.	34,300	226,322
#	Fuso Pharmaceutical Industries, Ltd.	322,000	970,234
#	Green Hospital Supply, Inc.	940	320,276
	Hitachi Medical Corp.	135,000	1,091,445
#	Hogy Medical Co., Ltd.	54,500	3,010,223
	Iwaki & Co., Ltd.	55,000	91,500
	Japan Medical Dynamic Marketing, Inc.	44,900	80,513
#	Jeol, Ltd.	268,000	758,781
	JMS Co., Ltd.	126,000	368,758
	Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136
	Kawamoto Corp.	4,000	12,107
	Kawanishi Holdings, Ltd.	7,400	63,481
	Kawasumi Laboratories, Inc.	45,000	185,817
#	Kissei Pharmaceutical Co., Ltd.	106,500	2,428,691
#	Kyorin Co., Ltd.	198,000	2,113,556
	Miraca Holdings, Inc.	148,300	2,391,594
#	Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649
#	Nichii Gakkan Co.	121,200	1,142,013
	Nihon Kohden Corp.	151,200	2,554,222
#	Nikkiso Co., Ltd.	237,000	1,187,448
#	Nippon Chemiphar Co., Ltd.	131,000	440,433
	Nippon Shinyaku Co., Ltd.	237,000	2,343,138
#	Nipro Corp.	201,100	3,083,037
	Nissui Pharmaceutical Co., Ltd.	66,100	468,772
#	Paramount Bed Co., Ltd.	106,500	1,387,873

10

	Rion Co., Ltd.	5,000	26,455
	Rohto Pharmaceutical Co., Ltd.	97,600	1,106,546
	Seikagaku Corp.	198,500	1,770,732
#	SSP Co., Ltd.	425,000	2,412,769
#	Sundrug Co., Ltd.	71,900	1,309,106
#	Topcon Corp.	121,700	684,987
	Torii Pharmaceutical Co., Ltd.	96,300	1,326,664
#	Towa Pharmaceutical Co., Ltd.	56,300	1,674,370
	Vital-Net, Inc.	142,400	635,723
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	342,587
#	Zeria Pharmaceutical Co., Ltd.	159,000	1,738,071
Total Health Care			50,487,132

Industrials — (20.9%)
#	A&A Material Corp.	235,000	160,590
#	Advan Co., Ltd.	99,400	411,534
* #	ADVANEX, Inc.	121,000	120,295
#	Aeon Delight Co., Ltd.	139,000	3,424,202
	Aica Kogyo Co., Ltd.	236,500	2,099,469
#	Aichi Corp.	260,700	937,309
	Aida Engineering, Ltd.	265,700	972,626
	Airport Facilities Co., Ltd.	185,870	1,007,139
	Airtech Japan, Ltd.	26,700	94,867
	Alps Logistics Co., Ltd.	52,500	538,190
#	Altech Co., Ltd.	23,000	42,456
#	Altech Corp.	37,150	332,318
#	Amano Corp.	269,000	1,800,136
	Ando Corp.	257,000	363,444
#	Anest Iwata Corp.	149,000	541,071
* #	AOMI Construction Co., Ltd.	211,000	63,494
	Asahi Diamond Industrial Co., Ltd.	245,000	1,148,299
	Asahi Kogyosha Co., Ltd.	99,000	282,228
#	Asahi Pretec Corp.	120,450	1,124,332
* #	Asanuma Corp.	1,424,000	807,881
	Asia Air Survey Co., Ltd.	32,000	91,221
	Asunaro Aoki Construction Co., Ltd.	166,500	746,951
	Ataka Construction & Engineering Co., Ltd.	60,000	113,804
	Bando Chemical Industries, Ltd.	340,000	821,915
* #	Banners Co., Ltd.	482,000	24,437
#	Bidec Servo Corp.	78,000	433,299
	Biken Techno Corp.	14,100	51,012
	Bunka Shutter Co., Ltd.	239,000	906,679
	Central Glass Co., Ltd.	601,000	1,905,263
	Central Security Patrols Co., Ltd.	44,700	355,968
	Chudenko Corp.	209,200	3,139,609
#	Chugai Ro Co., Ltd.	327,000	903,593
	Chuo Denki Kogyo Co., Ltd.	90,000	650,189
#	CKD Corp.	229,700	767,966
	Commuture Corp.	154,202	747,237
	Comsys Holdings Corp.	142,000	1,015,102
#	Cosel Co., Ltd.	143,200	1,189,677
	CTI Engineering Co., Ltd.	44,000	275,915
	Dai-Dan Co., Ltd.	156,000	663,335
#	Daido Metal Co., Ltd.	144,000	327,098
#	Daihen Corp.	459,000	1,070,101

11

	Daiho Corp.	1,355,000	871,601
#	Daiichi Jitsugyo Co., Ltd.	194,000	554,247
#	Daimei Telecom Engineering Corp.	140,000	987,795
#	Daiseki Co., Ltd.	147,263	3,354,018
*	Daisue Construction Co., Ltd.	316,500	105,319
#	Daiwa Industries, Ltd.	169,000	451,567
	Daiwa Odakyu Construction Co., Ltd.	63,500	109,742
#	Danto Holdings Corp.	570,000	582,145
	Denyo Co., Ltd.	90,600	569,243
	DMW Corp.	4,800	72,972
* #	Dream Incubator, Inc.	168	114,179
#	Ebara Corp.	825,000	1,644,552
* #	Enshu, Ltd.	215,000	162,211
#	Freesia Macross Corp.	1,355,000	167,057
*	Fujisash Co., Ltd.	106,300	49,674
#	Fujita Corp.	115,010	232,832
	Fujitec Co., Ltd.	304,000	1,071,691
	Fukuda Corp.	700,000	1,353,836
	Fukusima Industries Corp.	29,700	229,005
#	Fukuyama Transporting Co., Ltd.	912,400	3,876,253
#	Funai Consulting, Co., Ltd.	99,300	495,266
	Furukawa Co., Ltd.	1,390,000	1,361,876
	Furusato Industries, Ltd.	50,600	428,311
	Futaba Corp.	159,500	2,410,820
#	Gecoss Corp.	113,600	503,606
	GS Yuasa Corp.	33,000	83,421
#	Hamai Co., Ltd.	97,000	89,947
	Hanwa Co., Ltd.	726,000	1,916,549
	Hazama Corp.	285,800	240,490
#	Hibiya Engineering, Ltd.	130,000	1,026,841
#	Hitachi Cable, Ltd.	390,000	821,436
	Hitachi Metals Techno, Ltd.	57,500	226,482
* #	Hitachi Plant Technologies, Ltd.	663,570	1,744,203
	Hitachi Tool Engineering, Ltd.	94,000	819,271
	Hitachi Transport System, Ltd.	313,000	4,185,718
* #	Hitachi Zosen Corp.	1,506,500	1,282,411
	Hokuetsu Industries Co., Ltd.	96,000	153,947
	Hokuriku Electrical Construction Co., Ltd.	56,000	179,466
#	Hosokawa Micron Corp.	144,000	542,752
#	Howa Machinery, Ltd.	379,000	258,283
	IBJ Leasing Co., Ltd.	124,400	1,504,031
#	Ichiken Co., Ltd.	105,000	110,071
	Ichinen Holdings Co., Ltd.	71,100	330,455
#	Idec Corp.	131,900	1,310,450
#	Iino Kaiun Kaisha, Ltd.	337,400	1,724,765
	i-Logistics Corp.	91,000	154,580
	Inaba Denki Sangyo Co., Ltd.	86,000	2,129,739
	Inabata and Co., Ltd.	219,900	828,243
*	Inoue Kogyo Co., Ltd.	425,000	4,314
#	Inui Steamship Co., Ltd.	80,800	609,341
* #	Iseki & Co., Ltd.	759,000	1,252,826
* #	Ishikawa Seisakusho, Ltd.	154,000	80,987
*	Ishikawajima Construction Materials Co., Ltd.	216,000	120,179
	Ishikawajima Transport Machinery Co., Ltd.	73,000	235,878
	Itoki Corp.	174,200	552,200

12

#	IWATANI Corp.	847,000	1,962,471
* #	J Bridge Corp.	1,727,700	387,230
#	Jalux, Inc.	43,300	554,406
	Jamco Corp.	82,000	424,950
* #	Japan Bridge Corp.	44,350	61,174
#	Japan Cash Machine Co., Ltd.	99,415	857,248
#	Japan Foundation Engineering Co., Ltd.	95,600	182,675
	Japan Kenzai Co., Ltd.	93,440	544,349
#	Japan Pulp & Paper Co., Ltd.	501,000	1,675,466
	Japan Steel Tower Co., Ltd.	44,000	156,471
#	Japan Transcity Corp.	231,000	821,588
	K.R.S. Corp.	38,200	359,814
#	Kamagai Gumi Co., Ltd.	583,800	247,945
	Kamei Corp.	118,000	471,099
	Kanaden Corp.	118,000	482,603
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	957,828
	Kanamoto Co., Ltd.	114,000	365,299
	Kandenko Co., Ltd.	160,000	840,740
*	Kanematsu Corp.	1,442,625	1,153,954
* #	Kanematsu-NNK Corp.	125,000	80,767
#	Katakura Industries Co., Ltd.	115,900	1,155,349
#	Kato Works Co., Ltd.	197,000	479,957
* #	Kawada Industries, Inc.	1,132,000	1,154,615
	Kawagishi Bridge Works Co., Ltd.	38,000	91,675
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	297,075
#	Kimura Chemical Plants Co., Ltd.	59,400	312,202
#	Kinki Sharyo Co., Ltd.	207,000	762,651
	Kintetsu World Express, Inc.	114,200	1,657,483
	Kioritz Corp.	234,000	376,475
#	Kitagawa Iron Works Co., Ltd.	335,000	469,846
#	Kitano Construction Corp.	252,000	485,869
	Kitazawa Sangyo Co., Ltd.	57,000	79,960
#	Kitz Corp.	409,000	1,213,456
	Koike Sanso Kogyo Co., Ltd.	152,000	374,815
	Koito Industries, Ltd.	102,000	262,640
#	Kokuyo Co., Ltd.	122,925	866,671
#	Komai Tekko, Inc.	109,000	149,321
	Komatsu Wall Industry Co., Ltd.	32,900	346,939
	Komori Corp.	98,000	1,120,443
	Kondotec, Inc.	40,500	208,078
#	Kosaido Co., Ltd.	388,400	1,007,734
#	Kuroda Electric Co., Ltd.	109,900	856,747
	Kyodo Printing Co., Ltd.	303,000	690,350
#	Kyoei Sangyo Co., Ltd.	97,000	210,494
	Kyokuto Boeki Kaisha, Ltd.	82,000	125,943
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	615,130
	Kyosan Electric Manufacturing Co., Ltd.	213,000	730,176
	Kyowa Exeo Corp.	345,000	3,382,599
	Kyudenko Corp.	274,000	1,945,693
*	Link Consulting Associates - Japan Corp.	14,600	4,076
* #	Lonseal Corp.	127,000	143,075
	Maeda Corp.	624,000	1,701,517
	Maeda Road Construction Co., Ltd.	319,000	2,270,292
#	Maezawa Industries, Inc.	59,300	129,127
#	Maezawa Kaisei Industries Co., Ltd.	53,300	533,747

13

	Makino Milling Machine Co., Ltd.	322,000	933,447
	Marubeni Construction Material Lease Co., Ltd.	78,000	98,279
	Maruka Machinery Co., Ltd.	28,100	235,496
	Maruwn Corp.	66,000	164,097
#	Maruyama Manufacturing Co., Inc.	150,000	226,439
	Maruzen Showa Unyu Co., Ltd.	327,000	1,181,260
#	Matsuda Sangyo Co., Ltd.	96,982	1,112,909
	Matsui Construction Co., Ltd.	98,600	268,606
* #	Matsuo Bridge Co., Ltd.	957,000	683,700
#	Max Co., Ltd.	184,000	1,660,954
#	Meidensha Corp.	764,050	1,220,418
*	Meiji Machine Co., Ltd.	213,000	105,558
#	Meiji Shipping Co., Ltd.	106,100	361,444
#	Meisei Industrial Co., Ltd.	29,000	61,554
	Meitec Corp.	132,000	2,608,171
	Meito Transportation Co., Ltd.	22,000	174,898
*	Meiwa Trading Co., Ltd.	140,000	192,184
	Mitani Corp.	52,600	244,795
#	Mitsubishi Cable Industries, Ltd.	717,000	696,618
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	520,221
#	Mitsubishi Pencil Co., Ltd.	118,300	1,456,504
#	Mitsuboshi Belting, Ltd.	274,000	1,128,381
#	Mitsui Matsushima Co., Ltd.	338,000	527,573
#	Mitsui-Soko Co., Ltd.	475,000	2,090,877
	Mitsumura Printing Co., Ltd.	93,000	295,843
#	Miura Co., Ltd.	141,400	2,904,502
	Miura Printing Corp.	19,000	39,800
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	75,889
* #	Miyaji Engineering Group	1,918,175	1,114,092
* #	Miyakoshi Corp.	48,400	214,952
*	Mori Denki Mfg. Co., Ltd.	628,000	38,487
#	Mori Seiki Co., Ltd.	10,100	92,729
	Morita Holdings Corp.	159,000	665,179
	Moshi Moshi Hotline, Inc.	119,450	2,850,086
	Mystar Engineering Corp.	15,600	57,268
	NAC Co., Ltd.	28,900	205,973
#	Nachi-Fujikoshi Corp.	588,000	1,192,972
#	Naikai Zosen Corp.	75,000	190,874
#	Nakano Corp.	103,000	147,657
	Narasaki Sangyo Co., Ltd.	68,000	52,153
	NEC Leasing, Ltd.	70,700	622,982
#	NEC System Integration & Construction, Ltd.	167,500	1,898,167
	New Tachikawa Aircraft Co., Ltd.	9,900	413,806
#	Nichias Corp.	424,000	980,719
	Nichiban Co., Ltd.	122,000	392,439
#	Nichiha Corp.	122,780	634,128
	Nihon Spindle Manufacturing Co., Ltd.	115,000	182,470
	Nikko Co., Ltd.	127,000	276,982
#	Nippo Corp.	399,000	2,354,750
#	Nippon Carbon Co., Ltd.	396,000	928,397
* #	Nippon Conveyor Co., Ltd.	168,000	119,905
	Nippon Densetsu Kogyo Co., Ltd.	220,000	1,940,569
	Nippon Denwa Shisetu Co., Ltd.	203,000	504,830
	Nippon Filcon Co., Ltd.	73,100	365,482
	Nippon Hume Corp.	91,000	228,235

14

	Nippon Jogesuido Sekkei Co., Ltd.	289	188,986
	Nippon Kanzai Co., Ltd.	69,200	1,185,312
#	Nippon Koei Co., Ltd.	272,000	572,575
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,421,173
#	Nippon Seisen Co., Ltd.	107,000	260,414
	Nippon Shindo Co., Ltd.	50,000	49,929
#	Nippon Signal Co., Ltd.	210,200	896,188
#	Nippon Steel Trading Co., Ltd.	389,000	654,647
#	Nippon Thompson Co., Ltd.	255,000	1,277,011
	Nippon Tungsten Co., Ltd.	82,000	119,073
	Nippon Yusoki Co., Ltd.	138,000	295,895
	Nishimatsu Construction Co., Ltd.	954,000	1,962,921
	Nishi-Nippon Railroad Co., Ltd.	30,000	110,247
	Nishishiba Electric Co., Ltd.	101,000	143,581
	Nissei Corp.	104,600	712,005
	Nissei Plastic Industrial Co., Ltd.	394,900	944,573
	Nissin Corp.	342,000	975,580
	Nitchitsu Co., Ltd.	60,000	106,790
	Nitta Corp.	101,400	1,133,009
	Nitto Boseki Co., Ltd.	847,000	1,257,337
#	Nitto Electric Works, Ltd.	150,700	1,308,583
	Nitto Kohki Co., Ltd.	76,200	1,384,901
#	Nitto Seiko Co., Ltd.	140,000	421,140
*	Nittoc Construction Co., Ltd.	316,000	104,743
	Noda Corp.	169,300	252,045
	Nomura Co., Ltd.	205,000	704,500
	Noritake Co., Ltd.	543,000	1,567,204
#	Noritz Corp.	177,100	1,866,766
* #	Oak Capital Corp.	753,354	53,904
	Obayashi Road Corp.	106,000	141,818
	Oiles Corp.	119,142	1,287,341
	Okabe Co., Ltd.	186,900	758,630
	Okamoto Machine Tool Works, Ltd.	164,000	195,177
#	Okamura Corp.	370,900	2,148,083
#	Okano Valve Manufacturing Co.	58,000	204,392
	Oki Electric Cable Co., Ltd.	117,000	161,432
#	OKK Corp.	255,000	270,910
	OKUMA Corp.	152,000	668,316
#	Okumura Corp.	750,400	2,941,288
#	O-M, Ltd.	105,000	416,739
#	Onoken Co., Ltd.	70,900	753,215
#	Organo Corp.	198,000	1,235,981
	Oriental Shiraishi Corp.	463,800	676,630
	Original Engineering Consultants Co., Ltd.	66,500	125,604
#	OSG Corp.	116,800	844,709
#	Oyo Corp.	107,500	1,138,074
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	125,417
#	Park24 Co., Ltd.	150,100	607,108
* #	Penta-Ocean Construction Co., Ltd.	841,000	939,277
#	Pilot Corp.	759	1,488,505
#	Pronexus, Inc.	133,400	882,876
* #	Radia Holdings, Inc.	4,635	56,011
#	Raito Kogyo Co., Ltd.	193,700	334,210
	Rheon Automatic Machinery Co., Ltd.	64,000	163,523
	Ryobi, Ltd.	558,200	1,146,495

15

*	Sailor Pen Co., Ltd.	127,000	69,589
#	Sakai Heavy Industries, Ltd.	126,000	184,596
*	Sakurada Co., Ltd.	225,000	18,272
* #	Sanix, Inc.	157,400	213,555
	Sanki Engineering Co., Ltd.	261,000	1,692,181
#	Sanko Metal Industrial Co., Ltd.	118,000	210,779
	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,024,027
	Sanritsu Corp.	17,800	106,622
	Sanwa Holdings Corp.	236,000	782,947
	Sanyo Denki Co., Ltd.	214,000	525,477
	Sanyo Engineering & Construction, Inc.	48,000	146,454
	Sanyo Industries, Ltd.	102,000	150,720
#	Sasebo Heavy Industries Co., Ltd.	546,000	852,128
	Sato Corp.	108,600	1,085,442
	Sato Shoji Corp.	65,300	429,727
	Sawafuji Electric Co., Ltd.	48,000	90,436
	Secom Joshinetsu Co., Ltd.	33,900	502,460
#	Secom Techno Service Co., Ltd.	43,500	1,010,224
	Seibu Electric Industry Co., Ltd.	67,000	260,493
#	Seika Corp.	267,000	479,379
*	Seikitokyu Kogyo Co., Ltd.	335,000	101,337
	Seino Holdings Co., Ltd.	199,000	962,961
	Sekisui Jushi Co., Ltd.	162,000	1,026,280
#	Senko Co., Ltd.	371,000	1,474,624
#	Senshu Electric Co., Ltd.	37,300	364,973
#	Shibaura Mechatronics Corp.	171,000	651,235
#	Shibusawa Warehouse Co., Ltd.	259,000	1,432,120
	Shibuya Kogyo Co., Ltd.	82,300	659,097
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,103,675
#	Shin Nippon Air Technologies Co., Ltd.	84,980	656,903
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	597,371
#	Shinko Electric Co., Ltd.	496,000	1,267,394
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	839,754
#	Shinmaywa Industries, Ltd.	403,000	1,057,409
#	Shinnihon Corp.	215,900	178,717
	Shinsho Corp.	284,000	516,119
#	Shinwa Kaiun Kaisha, Ltd.	409,000	966,584
#	Sho-Bond Corp.	98,100	1,752,586
#	Shoko Co., Ltd.	316,000	367,843
	Showa Aircraft Industry Co., Ltd.	112,000	561,271
	Showa KDE Co., Ltd.	124,000	123,514
#	Sintokogio, Ltd.	191,800	1,184,278
	Soda Nikka Co., Ltd.	67,000	195,298
#	Sohgo Security Services Co., Ltd.	94,900	887,416
	Space Co., Ltd.	73,420	481,003
	Subaru Enterprise Co., Ltd.	59,000	171,559
	Sugimoto & Co., Ltd.	34,100	355,452
	Sumitomo Densetsu Co., Ltd.	104,600	593,835
#	Sumitomo Precision Products Co., Ltd.	176,000	696,832
	Sumitomo Warehouse Co., Ltd.	292,000	1,182,860
*	Sun Wave Corp.	857,000	1,064,746
	Suzuki Metal Industry Co., Ltd.	71,000	108,841
#	SWCC Showa Holdings Co., Ltd.	831,000	728,257
#	Tadano, Ltd.	157,579	698,666
#	Taihei Dengyo Kaisha, Ltd.	152,000	1,256,173

16

#	Taihei Kogyo Co., Ltd.	257,000	591,273
* #	Taiheiyo Kaiun Co., Ltd.	167,000	161,802
* #	Taiheiyo Kouhatsu, Inc.	198,000	109,237
	Taiho Kogyo Co., Ltd.	95,200	631,484
	Taikisha, Ltd.	125,600	1,792,783
	Takada Kiko Co., Ltd.	350,000	464,675
#	Takano Co., Ltd.	52,000	246,704
#	Takara Printing Co., Ltd.	38,055	301,190
#	Takara Standard Co., Ltd.	515,000	2,759,215
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364
* #	Takashima & Co., Ltd.	137,000	138,348
	Takigami Steel Construction Co., Ltd.	50,000	127,380
#	Takisawa Machine Tool Co., Ltd.	191,000	172,481
#	Takuma Co., Ltd.	297,000	587,218
	Tanseisha Co., Ltd.	74,000	160,337
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	542,568
	TCM Corp.	350,000	463,393
	Techno Associe Co., Ltd.	58,400	394,053
	Techno Ryowa, Ltd.	64,900	337,543
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	343,790
*	Tekken Corp.	521,000	552,975
	Teraoka Seisakusho Co., Ltd.	53,600	233,722
	The Keihin Co., Ltd.	199,000	261,973
	The Kodensha Co., Ltd.	25,000	40,063
	The Yasuda Warehouse Co., Ltd.	98,200	813,645
*	Toa Corp.	744,000	920,063
#	Toa Doro Kogyo Co., Ltd.	155,000	145,773
* #	Tobishima Corp.	1,548,500	253,115
#	Tocalo Co., Ltd.	51,600	498,626
#	Toda Corp.	623,000	2,250,392
	Todentu Corp.	121,000	206,522
	Toenec Corp.	316,000	1,500,026
	Tokai Lease Co., Ltd.	86,000	114,477
	Toko Electric Corp.	88,000	183,977
	Tokyo Biso Kogyo Corp.	19,000	96,630
	Tokyo Energy & Systems, Inc.	126,000	731,635
#	Tokyo Keiki, Inc.	265,000	360,060
#	Tokyo Kikai Seisakusho, Ltd.	304,000	693,175
#	Tokyo Leasing Co., Ltd.	223,800	1,174,251
	Tokyo Sangyo Co., Ltd.	78,000	199,400
	Toli Corp.	207,000	355,214
#	Tomoe Corp.	115,500	165,650
#	Tonami Holdings Co., Ltd.	331,000	788,896
	Toppan Forms Co., Ltd.	88,300	820,199
* #	Tori Holdings Co., Ltd.	2,969,000	153,275
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,395,385
	Toshiba Machine Co., Ltd.	179,000	513,495
#	Toshiba Plant Kensetsu Co., Ltd.	329,000	2,709,906
	Tosho Printing Co., Ltd.	243,000	645,755
	Totetsu Kogyo Co., Ltd.	122,000	706,472
#	Toyo Electric Co., Ltd.	156,000	725,572
	Toyo Engineering Corp.	628,400	1,806,222
	Toyo Machinery & Metal Co., Ltd.	61,000	124,043
	Toyo Shutter Co., Ltd.	11,800	72,370
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	444,501

17

#	Trusco Nakayama Corp.	111,100	1,458,342
	Tsubakimoto Chain Co.	579,700	1,616,913
	Tsubakimoto Kogyo Co., Ltd.	97,000	181,275
#	Tsugami Corp.	265,000	592,697
#	Tsukishima Kikai Co., Ltd.	149,000	1,303,172
	Tsurumi Manufacturing Co., Ltd.	94,000	670,280
	Tsuzuki Denki Co., Ltd.	75,000	201,044
	TTK Co., Ltd.	62,000	264,258
	Uchida Yoko Co., Ltd.	171,000	720,984
#	Ueki Corp.	455,000	416,357
#	Union Tool Co.	76,900	1,705,229
	Utoc Corp.	96,400	296,393
* #	Venture Link Co., Ltd.	405,500	92,224
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,471,954
	Wavelock Holdings Co., Ltd.	31,500	102,585
	Weathernews, Inc.	26,700	315,866
	Yahagi Construction Co., Ltd.	151,000	509,753
	Yamato Corp.	82,000	208,914
	Yamaura Corp.	40,500	45,761
#	Yamazen Co., Ltd.	306,600	968,743
	Yokogawa Bridge Holdings Corp.	139,400	988,168
	Yondenko Corp.	133,800	649,322
#	Yuasa Trading Co., Ltd.	779,000	783,629
#	Yuken Kogyo Co., Ltd.	156,000	283,291
	Yurtec Corp.	278,000	1,244,452
#	Yushin Precision Equipment Co., Ltd.	53,534	807,155
Total Industrials			289,850,680

Information Technology — (8.0%)
#	Ai Holdings Corp.	182,600	548,935
	Aichi Tokei Denki Co., Ltd.	113,000	271,556
#	Aiphone Co., Ltd.	70,900	1,128,057
* #	Allied Telesis Holdings K.K.	470,700	189,365
	Alpha Systems, Inc.	42,400	829,058
#	Anritsu Corp.	435,000	1,059,977
	AOI Electronics Co., Ltd.	37,400	239,296
	Apic Yamada Corp.	36,000	55,834
#	CAC Corp.	69,100	554,201
	Canon Electronics, Inc.	68,200	1,021,387
	Canon Finetech, Inc.	147,070	1,440,644
	Chino Corp.	158,000	344,148
	Computer Engineering & Consulting, Ltd.	61,500	455,260
	Core Corp.	45,700	250,297
	Cresco, Ltd.	11,600	107,599
*	Daiko Denshi Tsushin, Ltd.	23,000	30,668
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,358,146
#	Denki Kogyo Co., Ltd.	237,000	1,439,960
#	Disco Corp.	37,000	886,773
	DKK TOA Corp.	31,000	63,938
	DTS Corp.	84,900	703,133
#	Dwango Co., Ltd.	230	238,253
#	eAccess, Ltd.	4,620	2,148,803
#	Eizo Nanao Corp.	75,600	1,202,476
	Elna Co., Ltd.	97,000	139,167
#	Epson Toyocom Corp.	426,000	764,600

18

#	ESPEC Corp.	79,800	514,150
* #	FDK Corp.	425,000	359,388
#	Fuji Soft, Inc.	127,900	2,146,864
	Fujitsu Component, Ltd.	177	106,640
	Fujitsu Frontech, Ltd.	78,600	563,400
	Fuso Dentsu Co., Ltd.	16,000	41,125
#	Future Architect, Inc.	1,464	761,328
	Hakuto Co., Ltd.	80,300	534,675
	Hitachi Business Solution Co., Ltd.	43,200	228,200
	Hitachi Information Systems, Ltd.	143,200	2,657,399
	Hitachi Kokusai Electric, Inc.	303,500	1,442,065
	Hitachi Maxell, Ltd.	153,900	1,096,192
	Hitachi Software Engineering Co., Ltd.	185,200	2,612,258
	Hitachi Systems & Services, Ltd.	83,700	978,312
	Hochiki Corp.	97,000	672,961
#	Hokuriku Electric Industry Co., Ltd.	308,000	483,544
#	Horiba, Ltd.	49,900	738,889
#	Hosiden Corp.	243,000	2,551,951
#	Icom, Inc.	49,700	955,558
* #	Ikegami Tsushinki Co., Ltd.	174,000	150,997
	Ines Corp.	172,500	863,007
	I-Net Corp.	47,800	247,471
	Information Services International-Dentsu, Ltd.	103,800	659,211
#	Invoice, Inc.	39,279	304,387
#	Ishii Hyoki Co., Ltd.	23,700	372,252
*	IT Holdings Corp.	292,801	3,160,478
#	Iwatsu Electric Co., Ltd.	303,000	276,387
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,153,120
	Japan Business Computer Co., Ltd.	74,900	465,961
	Japan Digital Laboratory Co., Ltd.	113,400	1,081,002
	Japan Radio Co., Ltd.	435,000	757,061
	Jastec Co., Ltd.	61,400	346,355
	JBIS Holdings, Inc.	79,600	309,639
	JIEC Co., Ltd.	199	139,651
	Kaga Electronics Co., Ltd.	97,300	1,012,964
#	Kakaku.com, Inc.	419	1,232,538
	Kanematsu Electronics, Ltd.	83,100	637,921
*	Kasuga Electric Works, Ltd.	44,000	47,613
	Kawatetsu Systems, Inc.	174	136,506
	Koa Corp.	148,700	770,118
#	Koei Co., Ltd.	232,300	2,534,606
* #	Kubotek Corp.	407	95,648
	Kyoden Co., Ltd.	160,000	138,873
	Kyowa Electronic Instruments Co., Ltd.	52,000	156,168
#	Macnica, Inc.	60,900	618,001
	Marubun Corp.	96,100	363,441
#	Maruwa Co., Ltd.	36,500	373,245
	Maspro Denkoh Corp.	61,000	509,195
#	Megachips Corp.	87,300	1,005,418
* #	Meisei Electric Co., Ltd.	359,000	207,722
	Melco Holdings, Inc.	9,000	112,063
#	Mimasu Semiconductor Industry Co., Ltd.	111,581	1,020,211
	Miroku Jyoho Service Co., Ltd.	107,000	204,303
	Mitsui High-Tec, Inc.	141,900	787,244
	Mitsui Knowledge Industry Co., Ltd.	3,688	631,773

19

* #	Mutoh Holdings Co., Ltd.	160,000	324,366
*	Nagano Japan Radio Co., Ltd.	85,000	86,331
*	Nakayo Telecommunications, Inc.	549,000	728,428
	NEC Fielding, Ltd.	189,600	1,939,251
	NEC Mobiling, Ltd.	49,600	692,647
* #	NEC Tokin Corp.	382,000	1,003,409
#	Net One Systems Co., Ltd.	1,889	3,081,215
*	Netmarks, Inc.	523	89,528
	Nichicon Corp.	265,000	1,653,311
#	Nidec Sankyo Corp.	200,000	933,660
#	Nihon Dempa Kogyo Co., Ltd.	69,000	874,465
#	Nihon Inter Electronics Corp.	104,700	146,514
#	Nihon Unisys, Ltd.	71,600	688,759
	Nippon Avionics Co., Ltd.	83,000	135,714
#	Nippon Ceramic Co., Ltd.	86,700	891,470
#	Nippon Chemi-Con Corp.	466,000	902,665
	Nippon Systemware Co., Ltd.	30,000	100,740
	Nissho Electronics Corp.	79,500	434,921
#	Nohmi Bosai, Ltd.	187,000	1,800,342
	NS Solutions Corp.	45,300	550,790
	NSD Co., Ltd.	173,800	1,295,260
	Okaya Electric Industries Co., Ltd.	73,000	180,099
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,491,425
	Ono Sokki Co., Ltd.	103,000	415,338
	Origin Electric Co., Ltd.	105,000	336,891
	Osaki Electric Co., Ltd.	128,000	545,880
	PCA Corp.	17,500	178,924
* #	Pixela Corp.	33,000	51,623
*	Pulstec Industrial Co., Ltd.	21,200	21,678
*	Rikei Corp.	186,000	126,051
	Riken Keiki Co., Ltd.	77,800	387,223
#	Roland DG Corp.	59,800	744,913
	Ryoden Trading Co., Ltd.	152,000	775,038
	Ryosan Co., Ltd.	122,000	2,321,214
#	Ryoyo Electro Corp.	108,000	840,364
	Sanken Electric Co., Ltd.	300,000	1,072,324
	Sanko Co., Ltd.	22,000	76,884
	Sanshin Electronics Co., Ltd.	108,100	1,159,707
	Satori Electric Co., Ltd.	56,380	275,273
	Saxa Holdings, Inc.	194,000	234,042
	Sekonic Corp.	36,000	51,091
	Shindengen Electric Manufacturing Co., Ltd.	296,000	595,860
#	Shinkawa, Ltd.	68,400	765,433
	Shinko Shoji Co., Ltd.	75,900	503,157
	Shizuki Electric Co., Inc.	103,000	195,033
	Siix Corp.	83,700	261,324
	SMK Corp.	265,000	658,976
#	Sorun Corp.	92,600	448,099
* #	SPC Electronics Corp.	48,200	56,860
	SRA Holdings, Inc.	49,700	351,451
#	Star Micronics Co., Ltd.	133,000	1,440,684
#	Sumida Corp.	66,249	378,869
	Sumisho Computer Systems Corp.	168,100	2,624,773
#	SUNX, Ltd.	117,400	371,298
#	SystemPro Co., Ltd.	676	280,144

20

	Tachibana Eletech Co., Ltd.	62,400	426,724
#	Taiyo Yuden Co., Ltd.	200,000	958,753
	Tamura Corp.	253,000	568,951
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	398,147
	TKC Corp.	100,600	1,781,617
*	Toko, Inc.	331,000	387,867
	Tokyo Denpa Co., Ltd.	24,900	163,867
	Tokyo Electron Device, Ltd.	352	470,521
#	Tokyo Seimitsu Co., Ltd.	104,300	1,049,188
#	Tomen Electronics Corp.	50,600	612,420
	Tose Co., Ltd.	23,100	135,767
* #	Totoku Electric Co., Ltd.	129,000	98,846
	Toukei Computer Co., Ltd.	27,710	345,398
#	Toyo Corp.	110,600	1,234,771
#	Trans Cosmos, Inc.	163,500	1,156,132
	Trinity Industrial Corp.	56,000	228,397
	Tsuzuki Densan Co., Ltd.	22,500	56,789
* #	Union Holdings Co., Ltd.	1,598,600	131,002
	XNET Corp.	91	76,593
	Yamaichi Electronics Co., Ltd.	469,600	947,438
	Yaskawa Information Systems Corp.	40,000	119,598
	Ye Data, Inc.	43,000	77,785
#	Yokowo Co., Ltd.	69,500	368,561
#	Zuken, Inc.	95,200	580,300
Total Information Technology			110,746,141

Materials — (8.3%)
	Achilles Corp.	670,000	891,533
	Adeka Corp.	341,200	2,156,413
	Agro-Kanesho Co., Ltd.	7,000	34,137
#	Aichi Steel Corp.	367,000	1,277,310
	Arakawa Chemical Industries, Ltd.	67,700	617,442
	Araya Industrial Co., Ltd.	204,000	327,260
	Aronkasei Co., Ltd.	124,000	422,694
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	951,595
#	Chuetsu Pulp and Paper Co., Ltd.	395,000	647,721
*	Chugai Mining Co., Ltd.	852,400	265,252
#	Chugoku Marine Paints, Ltd.	233,000	1,186,069
* #	Chugokukogyo Co., Ltd.	105,000	103,002
#	Co-Op Chemical Co., Ltd.	159,000	297,754
#	Dai Nippon Toryo, Ltd.	488,000	473,936
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	159,479
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	207,150
#	Daiken Corp.	439,000	851,351
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	881,856
#	Daio Paper Corp.	424,500	3,204,902
#	Daiso Co., Ltd.	373,000	981,002
	DC Co., Ltd.	113,900	273,348
	Dijet Industrial Co., Ltd.	81,000	152,786
	Dynapac Co., Ltd.	25,000	100,901
#	FP Corp.	75,300	2,642,991
#	Fujikura Kasei Co., Ltd.	94,500	502,094
	Fumakilla, Ltd.	85,000	260,756
	Geostar Corp.	90,000	61,464
#	Godo Steel, Ltd.	542,000	1,423,058

21

#	Gun-Ei Chemical Industry Co., Ltd.	278,000	571,249
	Harima Chemicals, Inc.	78,000	338,425
#	Hodogaya Chemical Co., Ltd.	281,000	446,725
	Hokkan Holdings, Ltd.	210,000	502,409
	Hokko Chemical Industry Co., Ltd.	90,000	260,182
#	Hokuetsu Paper Mills, Ltd.	625,500	2,345,481
	Hokushin Co., Ltd.	64,000	97,037
	Honshu Chemical Industry Co., Ltd.	35,000	238,428
#	Ihara Chemical Industry Co., Ltd.	155,000	404,662
#	ISE Chemicals Corp.	86,000	345,577
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,038,160
#	Ishii Iron Works Co., Ltd.	110,000	137,907
#	Japan Carlit Co., Ltd.	59,800	227,333
	JSP Corp.	106,700	746,376
	Kanto Denka Kogyo Co., Ltd.	194,000	463,282
	Kasei (C.I.) Co., Ltd.	119,000	293,051
	Katakura Chikkarin Co., Ltd.	43,000	145,477
*	Kawakin Holdings Co., Ltd.	11,000	27,469
	Kawasaki Kasei Chemicals, Ltd.	121,000	147,197
* #	Kishu Paper Co., Ltd.	260,000	270,542
	Koatsu Gas Kogyo Co., Ltd.	190,000	994,837
	Kohsoku Corp.	62,800	362,532
	Konishi Co., Ltd.	67,500	488,777
#	Kumiai Chemical Industry Co., Ltd.	296,000	787,808
	Kureha Corp.	627,500	2,783,997
#	Kurosaki Harima Corp.	286,000	453,656
	Lintec Corp.	87,400	1,022,556
#	MEC Co., Ltd.	61,200	312,162
	Mesco, Inc.	30,000	168,140
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,575,542
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,485,100
#	Mitsui Mining Co., Ltd.	772,500	1,474,321
	Mory Industries, Inc.	154,000	314,813
#	Nakabayashi Co., Ltd.	181,000	286,462
#	Nakayama Steel Works, Ltd.	443,000	1,135,632
#	Neturen Co., Ltd.	153,800	915,168
	Nichia Steel Works, Ltd.	175,900	433,641
	Nichireki Co., Ltd.	96,000	243,737
	Nifco, Inc.	162,700	2,391,316
	Nihon Kagaku Sangyo Co., Ltd.	79,000	396,365
	Nihon Matai Co., Ltd.	111,000	165,334
#	Nihon Nohyaku Co., Ltd.	219,000	1,187,818
	Nihon Parkerizing Co., Ltd.	230,000	2,712,223
	Nihon Seiko Co., Ltd.	18,000	31,292
*	Nippon Carbide Industries Co., Inc.	201,000	163,741
	Nippon Chemical Industrial Co., Ltd.	281,000	495,383
#	Nippon Chutetsukan K.K.	97,000	114,360
#	Nippon Chuzo K.K.	136,000	113,465
#	Nippon Concrete Industries Co., Ltd.	157,000	144,187
	Nippon Denko Co., Ltd.	372,000	1,705,431
	Nippon Fine Chemical Co., Ltd.	90,600	398,496
	Nippon Foil Manufacturing Co., Ltd.	51,000	61,094
#	Nippon Kasei Chemical Co., Ltd.	355,000	452,386
	Nippon Kayaku Co., Ltd.	248,000	1,135,711
#	Nippon Kinzoku Co., Ltd.	222,000	312,082

22

#	Nippon Koshuha Steel Co., Ltd.	438,000	438,388
	Nippon Light Metal Co., Ltd.	1,115,000	1,053,521
#	Nippon Metal Industry Co., Ltd.	592,000	819,435
#	Nippon Paint Co., Ltd.	759,200	2,928,416
	Nippon Pigment Co., Ltd.	43,000	93,749
	Nippon Pillar Packing Co., Ltd.	83,000	296,398
	Nippon Shokubai Co., Ltd.	251,000	1,454,568
	Nippon Soda Co., Ltd.	525,000	1,493,419
	Nippon Valqua Industries, Ltd.	313,000	712,215
	Nippon Yakin Kogyo Co., Ltd.	395,500	1,097,038
	Nittetsu Mining Co., Ltd.	281,000	719,755
	Nitto FC Co., Ltd.	72,000	321,189
	NOF Corp.	701,000	1,971,423
	Okamoto Industries, Inc.	402,000	1,300,835
#	Okura Industrial Co., Ltd.	211,000	459,192
	Osaka Organic Chemical Industry, Ltd.	66,000	288,121
	Osaka Steel Co., Ltd.	147,000	1,467,748
	Riken Technos Corp.	197,000	392,469
#	S Science Co., Ltd.	3,265,000	167,761
#	S.T. Chemical Co., Ltd.	100,000	1,212,287
	Sakai Chemical Industry Co., Ltd.	355,000	929,832
	Sakata INX Corp.	214,000	539,701
#	Sanyo Chemical Industries, Ltd.	400,000	2,144,256
#	Sanyo Special Steel Co., Ltd.	553,300	1,584,848
	Sekisui Plastics Co., Ltd.	343,000	878,850
	Shikoku Chemicals Corp.	202,000	672,021
	Shinagawa Refractories Co., Ltd.	224,000	450,154
#	Shin-Etsu Polymer Co., Ltd.	278,400	1,257,306
	Shinko Wire Co., Ltd.	185,000	376,111
	Showa Tansan Co., Ltd.	13,000	40,395
	Somar Corp.	43,000	85,369
#	Stella Chemifa Corp.	42,100	589,986
	Sumitomo Bakelite Co., Ltd.	92,000	335,613
#	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,027,704
#	Sumitomo Osaka Cement Co., Ltd.	620,000	974,039
	Sumitomo Pipe & Tube Co., Ltd.	108,100	741,449
	Sumitomo Seika Chemicals Co., Ltd.	238,000	664,870
#	Taisei Lamick Co., Ltd.	18,500	375,853
	Takasago International Corp.	339,000	1,636,400
	Takiron Co., Ltd.	243,000	722,200
	Tayca Corp.	151,000	352,768
	Tenma Corp.	108,100	1,349,671
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	773,345
	The Pack Corp.	66,200	859,368
* #	Titan Kogyo K.K.	59,000	66,654
#	Toagosei Co., Ltd.	897,000	1,924,808
#	Toda Kogyo Corp.	158,000	366,245
	Tohcello Co., Ltd.	116,500	485,966
#	Toho Titanium Co., Ltd.	65,400	765,012
#	Toho Zinc Co., Ltd.	425,000	872,247
#	Tokushu Tokai Holdings Co., Ltd.	505,580	1,280,786
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,536,185
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	929,147
#	Tomoegawa Paper Co., Ltd.	125,000	175,431
	Tomoku Co., Ltd.	294,000	482,477

23

	Topy Industries, Ltd.	748,000	1,285,646
#	Toyo Ink Manufacturing Co., Ltd.	541,000	1,434,011
	Toyo Kohan Co., Ltd.	327,000	961,911
#	TYK Corp.	142,000	294,430
	Ube Material Industries, Ltd.	275,000	549,171
#	Wood One Co., Ltd.	169,000	712,911
	Yamamura Glass Co., Ltd.	360,000	716,970
	Yodogawa Steel Works, Ltd.	624,500	2,603,480
#	Yuki Gosei Kogyo Co., Ltd.	64,000	301,503
#	Yushiro Chemical Industry Co., Ltd.	51,600	852,938
	Zeon Corp.	503,000	1,444,878
Total Materials			115,714,633

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	561,763
	Hokuriku Gas Co., Ltd.	99,000	241,679
#	Okinawa Electric Power Co., Ltd.	59,571	3,492,510
#	Saibu Gas Co., Ltd.	1,296,000	3,199,312
	Shizuoka Gas Co., Ltd.	258,000	1,257,507
#	Tokai Corp.	258,000	1,255,581
Total Utilities			10,008,352

TOTAL COMMON STOCKS			1,039,394,556

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000

Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§ @	DFA Short Term Investment Fund LP	337,066,073	337,066,073

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030

TOTAL SECURITIES LENDING COLLATERAL		339,879,103

TOTAL INVESTMENTS - (100.0%) (Cost $1,830,699,372)		$1,388,557,659

See accompanying Notes to Financial Statements.

24

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
	ABB Grain, Ltd.	763,384	$4,171,028
#	ABC Learning Centres, Ltd.	535,970	192,336
*	Adacel Technologies, Ltd.	113,249	24,457
*	Adamus Resources, Ltd.	532,491	67,960
	ADCorp Australia, Ltd.	229,411	54,550
	Adelaide Brighton, Ltd.	1,663,662	2,530,723
# *	Aditya Birla Minerals, Ltd.	841,658	153,765
	Adtrans Group, Ltd.	32,808	54,753
	Aevum, Ltd.	427,119	386,902
*	Agenix, Ltd.	707,478	7,993
*	Ainsworth Game Technology, Ltd.	393,653	20,757
	AJ Lucas Group, Ltd.	223,548	609,813
# *	Alchemia, Ltd.	565,630	63,608
#	Alesco Corp., Ltd.	457,971	1,705,636
*	Alkane Resources, Ltd.	938,520	106,133
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	72,730
*	Amadeus Energy, Ltd.	819,137	237,393
	Amalgamated Holdings, Ltd.	374,540	1,049,090
	Amcom Telecommunications, Ltd.	1,135,725	95,346
	Ammtec, Ltd.	12,835	24,462
*	Andean Resources, Ltd.	1,508,392	855,498
*	Anglo Australian Resources NL	1,799,335	21,197
	Ansell, Ltd.	707,058	5,948,225
	AP Eagers, Ltd.	36,158	183,769
#	APA Group	1,864,187	3,632,942
*	Apex Minerals NL	271,724	44,399
#	APN News & Media, Ltd.	1,143,587	1,857,220
# *	Aquila Resources, Ltd.	269,918	661,536
# *	Arana Therapeutics, Ltd.	898,406	462,887
	ARB Corporation, Ltd.	304,681	693,067
	Ariadne Australia, Ltd.	291,838	47,824
# *	Arrow Energy NL	2,386,137	3,979,725
	ASG Group, Ltd.	178,097	68,711
	Aspen Group	14,713	6,705
	Astron, Ltd.	81,870	90,725
*	Atlas Group Holding, Ltd.	469,001	118,436
# *	Atlas Iron, Ltd.	416,701	226,351
	Atlas South Sea Pearl, Ltd.	82,585	17,628
*	Aurora Oil and Gas, Ltd.	589,181	117,280
	Ausdrill, Ltd.	694,863	506,154
	Ausmelt, Ltd.	44,782	11,805

1

	Austal, Ltd.	664,923	781,333
*	Austar United Communications, Ltd.	4,173,099	2,502,765
	Austereo Group, Ltd.	1,408,798	1,317,567
*	Austpac Resources NL	2,595,102	123,642
#	Australian Agricultural Co., Ltd.	970,435	1,221,462
#	Australian Infrastructure Fund	2,080,653	2,254,652
# *	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375
#	Australian Wealth Management, Ltd.	2,039,661	1,080,831
*	Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	3,553
# *	Autron Corporation, Ltd.	989,247	15,449
*	Avexa, Ltd.	167,778	12,958
*	Aviva Corp., Ltd.	26,838	3,703
	AVJennings, Ltd.	5,350,378	1,388,551
# *	Avoca Resources, Ltd.	345,813	334,362
#	AWB, Ltd.	1,641,462	2,870,752
#	Babcock & Brown Communities, Ltd.	3,567,489	503,268
#	Babcock & Brown Infrastructure Group	313,918	40,118
#	Babcock & Brown Wind Partners	2,604,553	1,458,164
*	Ballarat South Gold, Ltd.	1,996	11,970
#	Bank of Queensland, Ltd.	503,041	4,502,753
#	Beach Petroleum, Ltd.	4,877,374	3,168,055
	Becton Property Group	165,149	21,819
	Beyond International, Ltd.	61,256	22,796
# *	Biota Holdings, Ltd.	940,673	215,028
#	Blackmores, Ltd.	70,273	723,878
*	Blina Diamonds, Ltd.	15,073	203
	Boart Longyear Group	2,801,389	812,809
*	Boulder Steel, Ltd.	1,667,795	84,640
*	BQT Solutions, Ltd.	94,271	7,988
#	Bradken, Ltd.	530,575	1,749,840
*	Breakaway Resporces, Ltd.	755,280	37,480
#	Brickworks, Ltd.	110,449	778,664
*	Brockman Resources, Ltd.	276,703	113,723
	BSA, Ltd.	523,166	53,361
*	Buru Energy, Ltd.	624,558	74,709
#	Cabcharge Australia, Ltd.	518,843	2,386,955
*	Calliden Group, Ltd.	633,393	126,487
	Campbell Brothers, Ltd.	233,990	3,746,476
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	54,974
*	Carbon Energy, Ltd.	232,348	44,790
#	Cardno, Ltd.	236,496	597,127
# *	Carnarvon Petroleum, Ltd.	2,906,082	545,712
*	Carnegie Corp., Ltd.	935,760	87,910
*	Carpentaria Exploration, Ltd.	102,749	2,910
#	Cash Converters International, Ltd.	1,086,054	174,715
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,381
*	CEC Group, Ltd.	23,895	2,665
	Cedar Woods Properties, Ltd.	97,470	114,347

2

# *	Cellestis, Ltd.	387,333	521,053
*	Cellnet Group, Ltd.	921,474	171,114
*	Centamin Egypt, Ltd.	2,078,015	982,058
#	Centennial Coal Co., Ltd.	1,532,031	3,602,679
*	Ceramic Fuel Cells, Ltd.	1,152,980	103,637
#	Challenger Financial Services Group, Ltd.	1,348,487	1,486,877
	Chandler Macleod, Ltd.	88,156	10,649
*	Chemeq, Ltd.	166,742	9,197
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	176,181
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	1,915
*	Circadian Technologies, Ltd.	64,591	29,284
*	Citadel Resource Group, Ltd.	1,519,372	156,740
*	Citigold Corp., Ltd.	3,315,377	440,220
#	Clarius Group, Ltd.	1,022,084	489,952
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	187,089
	Clive Peeters, Ltd.	23,012	2,501
	Clough, Ltd.	2,486,585	635,554
*	Clover Corp., Ltd.	269,348	37,736
*	CMI, Ltd.	81,810	46,886
*	CO2 Group, Ltd.	844,559	163,417
*	Cockatoo Coal, Ltd.	83,491	16,869
	Codan, Ltd.	142,942	59,162
#	Coffey International, Ltd.	543,461	626,415
#	Collection House, Ltd.	1,776,852	518,555
# *	Commander Communications, Ltd.	929,503	50,651
*	ComTel Corp., Ltd.	120,514	1,734
#	ConnectEast Group	6,869,141	3,329,685
# *	Conquest Mining, Ltd.	1,039,761	111,378
	Consolidated Rutile, Ltd.	1,468,122	310,904
#	Corporate Express Australia, Ltd.	598,416	2,007,382
#	Count Financial, Ltd.	1,057,924	777,368
*	Coventry Group, Ltd.	136,019	119,705
	CP1, Ltd.	471,500	21,933
	CPI Group, Ltd.	68,585	9,387
#	Crane Group, Ltd.	319,804	1,922,284
*	Crescent Gold, Ltd.	1,124,856	61,671
*	Cue Energy Resources, Ltd.	452,354	41,743
# *	Customers, Ltd.	5,543,725	368,300
*	Cytopia, Ltd.	34,980	3,533
	Danks Holdings, Ltd.	10,425	36,009
	Data#3, Ltd.	5,572	17,810
#	David Jones, Ltd.	2,441,858	5,029,306
	Devine, Ltd.	866,936	367,037
*	Dioro Exploration NL	178,367	47,176
	DKN Financial Group, Ltd.	927	390
#	Dominion Mining, Ltd.	438,656	679,923
	Downer EDI, Ltd.	1,176,627	3,821,175
# *	Dragon Mining, Ltd.	1,665,100	27,886
*	Drillsearch Energy, Ltd.	4,394,338	88,861
	DUET Group	2,275,133	3,630,540
#	DWS Advanced Business Solutions, Ltd.	61,895	25,577
# *	Eastern Star Gas, Ltd.	2,840,990	767,199

3

*	Ellex Medical Lasers, Ltd.	278,000	33,644
#	Emeco Holdings, Ltd.	805,114	307,525
#	Energy Developments, Ltd.	630,322	1,049,360
# *	Energy World Corp., Ltd.	4,611,496	1,178,744
*	engin, Ltd.	1,214,591	14,100
*	Entellect Solutions, Ltd.	532,080	1,800
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	558
#	Envestra, Ltd.	3,751,671	1,595,204
	Envirozel, Ltd.	611,875	54,695
*	ERG, Ltd.	2,528,940	11,777
*	Espreon, Ltd.	178,000	45,109
	Euroz, Ltd.	8,038	5,101
*	Extract Resources, Ltd.	10,600	7,145
*	Falcon Minerals, Ltd.	288,000	15,620
	Fantastic Holdings, Ltd.	355,613	468,991
	Felix Resources, Ltd.	131,010	1,042,564
*	Fig Tree Developments, Ltd.	20,365	690
*	First Australian Resources, Ltd.	2,542,976	35,721
	Fleetwood Corp., Ltd.	223,675	927,876
*	FlexiGroup, Ltd.	293,899	62,747
#	Flight Centre, Ltd.	192,954	1,806,165
*	Flinders Mines, Ltd.	3,074,654	120,827
	Forest Enterprises Australia, Ltd.	1,513,062	404,257
*	Forge Group, Ltd.	170,828	34,372
*	Funtastic, Ltd.	250,296	38,490
*	Fusion Resources, Ltd.	7,950	1,421
#	Futuris Corp., Ltd.	3,162,221	2,467,632
*	Gale Pacific, Ltd.	125,851	15,054
	Gazal Corp., Ltd.	104,542	98,999
*	Genetic Technologies, Ltd.	500,183	12,509
# *	Geodynamics, Ltd.	902,956	456,620
# *	Gindalbie Metals, Ltd.	1,817,381	503,357
# *	Giralia Resources NL	625,030	208,722
*	Glengarry Resources, Ltd.	768,955	16,219
*	Globe International, Ltd.	88,283	16,614
*	Golden Gate Petroleum, Ltd.	797,686	138,452
*	Goldsearch, Ltd.	423,975	5,800
	Goodman Fielder, Ltd.	1,734,935	1,925,362
	Gowing Bros., Ltd.	79,311	135,469
# *	Graincorp, Ltd. Series A	242,841	1,131,503
# *	Grange Resources, Ltd.	451,979	156,816
#	GRD, Ltd.	2,129,503	657,195
#	Great Southern, Ltd.	9,302,784	2,234,762
#	GUD Holdings, Ltd.	326,164	1,028,036
#	Gunns, Ltd.	2,004,920	1,594,673
#	GWA International, Ltd.	1,021,379	1,631,120
*	Haoma Mining NL	440,554	17,890
	Hastie Group, Ltd.	515,414	492,780
*	Havilah Resources NL	280,570	72,716
#	Healthscope, Ltd.	1,045,042	3,019,036
	HGL, Ltd.	108,137	98,450
# *	Highlands Pacific, Ltd.	2,651,500	101,532

4

#	Hills Industries, Ltd.	752,110	1,941,101
*	Horizon Oil, Ltd.	3,227,717	337,453
#	Housewares International, Ltd.	598,466	278,521
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	460,846
*	Hyro, Ltd.	248,448	2,964
*	IBA Health Group, Ltd.	2,066,205	895,440
*	ICSGlobal, Ltd.	249,107	24,048
	IDT Australia, Ltd.	82,205	104,386
#	iiNet, Ltd.	500,339	429,235
*	Iluka Resources, Ltd.	1,928,003	4,662,051
#	Imdex, Ltd.	812,684	254,634
*	Imugene, Ltd.	474,785	14,037
*	IMX Resources Mining NL	606,340	120,166
#	Independence Group NL	507,653	472,392
*	Indo Mines, Ltd.	108,199	21,741
# *	Indophil Resources NL	1,738,038	674,890
#	Industrea, Ltd.	2,956,173	398,182
#	Infomedia, Ltd.	1,458,074	355,327
# *	Innamincka Petroleum, Ltd.	799,831	130,895
	Integrated Research, Ltd.	261,513	45,446
*	Intellect Holdings, Ltd.	48,362	1,157
*	Intermoco, Ltd.	1,162,900	4,704
# *	Intrepid Mines, Ltd.	666,867	43,088
#	Invocare, Ltd.	521,022	1,698,874
#	IOOF Holdings, Ltd.	403,357	1,129,785
#	Iress Market Technology, Ltd.	457,135	1,406,844
*	Ixla, Ltd.	89,921	1,374
# *	Jabiru Metals, Ltd.	1,854,281	171,362
#	JB Hi-Fi, Ltd.	446,741	2,622,426
*	Jumbuck Entertainment, Ltd.	7,000	2,512
	K&S Corp., Ltd.	157,781	345,239
# *	Kagara, Ltd.	814,037	283,663
*	Karoon Gas Australia, Ltd.	525,850	754,305
*	Keycorp, Ltd.	45,687	6,092
# *	Kings Minerals NL	1,634,196	123,051
# *	Kingsgate Consolidated, Ltd.	388,020	672,002
	Kresta Holdings, Ltd.	507,262	60,982
*	Lafayette Mining, Ltd.	1,963,956	19,577
*	Lednium, Ltd.	195,019	10,368
	Lemarne Corp., Ltd.	30,790	73,635
*	Leyshon Resources, Ltd.	103,357	7,899
*	Life Therapeutics, Ltd.	393,649	23,625
# *	Linc Energy, Ltd.	597,116	1,169,280
*	Lodestar Minerals, Ltd.	96,976	1,979
	Lycopodium, Ltd.	45,700	85,944
# *	Lynas Corp., Ltd.	2,421,413	511,667
	MAC Services Group, Ltd.	80,743	85,950
#	MacArthur Coal, Ltd.	322,516	1,301,776
#	MacMahon Holdings, Ltd.	2,606,438	1,265,050
#	Macquarie Communications Infrastructure Group	1,615,966	1,737,908
#	Macquarie Media Group, Ltd.	786,064	657,108
*	Macquarie Telecom Group, Ltd.	35,019	18,734

5

*	Mantra Resources, Ltd.	10,296	4,503
*	Maryborough Sugar Factory, Ltd.	2,560	3,413
	MaxiTRANS Industries, Ltd.	851,039	229,652
# *	McGuigan Simeon Wines, Ltd.	3,062,324	1,228,449
	McMillan Shakespeare, Ltd	194,418	277,904
	McPherson’s, Ltd.	303,441	449,683
	Melbourne IT, Ltd.	381,905	546,127
*	Mercury Mobility, Ltd.	232,538	19,808
	Mermaid Marine Australia, Ltd.	666,588	481,301
*	Metabolic Pharmaceuticals, Ltd.	769,438	15,942
*	Metal Storm, Ltd.	650,892	14,319
*	Mikoh Corp., Ltd.	611,820	45,833
#	Mincor Resources NL	946,204	436,054
	Mineral Resources, Ltd.	378,664	626,949
# *	Mirabela Nickel, Ltd.	52,782	55,335
#	Mitchell Communications Group, Ltd.	1,143,213	298,981
# *	Molopo Australia, Ltd.	940,636	405,988
#	Monadelphous Group, Ltd.	367,505	1,967,933
*	Morning Star Gold NL	25,000	2,725
	Mortgage Choice, Ltd.	722,000	428,583
*	Mosaic Oil NL	2,209,067	110,160
*	Mount Gibson Iron, Ltd.	3,114,599	838,270
# *	Murchison United NL	850,000	25,707
	MYOB, Ltd.	1,508,002	1,126,321
	Namoi Cotton Cooperative, Ltd.	196,490	48,445
*	Natasa Mining, Ltd.	3,500	3,751
	National Can Industries, Ltd.	97,017	64,473
	Navitas, Ltd.	1,128,573	1,592,693
	New Hope Corp., Ltd.	2,882,889	6,666,028
# *	Nexus Energy, Ltd.	2,334,624	866,308
# *	Nido Petroleum, Ltd.	4,222,310	448,031
	Nomad Building Solutions, Ltd.	27,658	12,751
*	North Australian Diamonds, Ltd.	3,646,488	21,320
# *	Novogen, Ltd.	391,594	249,841
*	NuSep, Ltd.	17,442	586
*	Nylex, Ltd.	106,037	8,416
#	Oakton, Ltd.	378,695	455,849
*	Orbital Corp., Ltd.	1,013,772	28,787
#	OrotonGroup, Ltd.	79,968	161,883
*	Otto Energy, Ltd.	514,150	74,992
	Over Fifty Group, Ltd.	39,928	21,144
	Pacific Brands, Ltd.	2,641,295	1,771,881
*	Paladin Energy, Ltd.	1,398,252	2,142,210
# *	Pan Pacific Petroleum NL	2,798,114	393,506
# *	PanAust, Ltd.	7,103,292	1,027,694
#	Panoramic Resources, Ltd.	901,883	647,081
#	Paperlinx, Ltd.	3,074,208	2,862,987
*	Payce Consolidated, Ltd.	29,670	50,180
	Peet, Ltd.	974,503	1,236,066
#	Perpetual Trustees Australia, Ltd.	126,142	2,937,413
*	Perseus Mining, Ltd.	43,681	9,669
# *	Pharmaxis, Ltd.	693,919	694,508

6

*	Planet Gas, Ltd.	624,172	12,406
*	Plantcorp NL	4,329	—
	Platinum Asset Mangement, Ltd.	126,939	274,907
# *	Platinum Australia, Ltd.	866,470	335,651
#	PMP, Ltd.	1,925,364	1,237,860
*	Port Bouvard, Ltd.	270,578	31,633
*	Portman, Ltd.	382,760	5,457,083
# *	Poseidon Nickel, Ltd.	670,939	96,058
	PPK Group, Ltd.	99,965	37,361
*	Prana Biotechnology, Ltd.	195,424	47,084
#	Premier Investments, Ltd.	178,427	488,603
	Primary Health Care, Ltd.	970,723	2,971,817
#	Prime Media Group, Ltd.	412,374	502,677
#	Programmed Maintenance Service, Ltd.	425,591	874,303
*	Pure Energy Resources, Ltd.	120,800	112,045
#	Ramsay Health Care, Ltd.	373,766	2,524,745
	Raptis Group, Ltd.	12,000	3,190
#	RCR Tomlinson, Ltd.	1,284,801	726,745
*	Realestate.com.au, Ltd.	28,100	82,761
#	Reckon, Ltd.	141,500	87,132
#	Redflex Holdings, Ltd.	362,795	646,155
#	Reece Australia, Ltd.	239,537	2,782,776
*	Repcol, Ltd.	204,848	1,555
*	Resolute Mining, Ltd.	1,442,710	460,201
*	Resource Generation, Ltd.	336,451	18,070
#	Reverse Corp., Ltd.	236,664	202,509
#	Ridley Corp., Ltd.	1,280,468	661,715
# *	Riversdale Mining, Ltd.	773,004	1,578,281
	Rock Building Society, Ltd.	26,805	49,414
	Ross Human Directions, Ltd.	143,511	19,131
#	Ruralco Holdings, Ltd.	73,456	180,747
#	SAI Global, Ltd.	677,145	1,106,745
*	Salinas Energy, Ltd.	1,097,665	98,992
#	Salmat, Ltd.	764,648	1,582,040
# *	Samson Oil & Gas, Ltd.	846,781	21,449
	Schaffer Corp., Ltd.	33,766	122,008
*	SDI, Ltd.	311,256	48,423
	Sedgman, Ltd.	1,629	1,384
#	Seek, Ltd.	802,182	1,774,164
	Select Harvests, Ltd.	189,238	480,564
*	Senetas Corp., Ltd.	308,010	5,569
	Servcorp, Ltd.	300,722	595,864
#	Service Stream, Ltd.	916,627	534,807
	Seven Network, Ltd.	443,132	1,859,644
*	Shield Mining, Ltd.	72,292	4,168
#	Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702
# *	Silex System, Ltd.	578,159	1,506,140
# *	Sino Gold Mining, Ltd.	970,623	2,235,635
*	Sino Strategic International, Ltd.	130,864	63,020
*	Sipa Resources International NL	250,000	4,085
*	Sirtex Medical, Ltd.	216,786	305,881
#	Skilled Group, Ltd.	430,723	700,922

7

#	SMS Management & Technology, Ltd.	292,441	475,714
#	Spark Infrastructure Group	3,056,075	2,986,371
#	Specialty Fashion Group, Ltd.	807,082	165,473
* #	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	962,192	1,614,858
*	ST Synergy, Ltd.	33,420	1,102
# *	St. Barbara, Ltd.	3,232,274	490,922
*	Starpharma Holdings, Ltd.	497,958	97,332
#	Straits Resources, Ltd.	878,069	765,441
*	Strategic Minerals Corp. NL	358,100	9,790
	Structural Systems, Ltd.	177,188	149,781
	Stuart Petroleum, Ltd.	201,731	87,530
# *	Sundance Resources, Ltd.	5,993,157	381,692
	Sunland Group, Ltd.	852,875	563,889
# *	Sunshine Gas, Ltd.	557,947	1,341,554
	Super Cheap Auto Group, Ltd.	719,047	1,049,738
# *	Swick Mining Services, Ltd.	45,087	17,106
*	Symex Holdings, Ltd.	355,611	110,047
	Talent2 International, Ltd.	474,826	285,267
# *	Tamaya Resources, Ltd.	5,021,812	46,721
*	Tandou, Ltd.	10,230	680
# *	Tap Oil, Ltd.	4,622,004	1,770,543
	Tassal Group, Ltd.	570,055	664,540
	Technology One, Ltd.	1,318,149	686,309
#	Ten Network Holdings, Ltd.	2,173,092	1,976,324
	TFS Corp., Ltd.	852,551	527,212
	Thakral Holdings Group	2,507,697	886,118
#	The Reject Shop, Ltd.	112,300	714,475
*	TNG, Ltd.	721,686	14,876
*	Tooth & Co., Ltd.	153,000	3,050
	Tower Australia Group, Ltd.	1,383,603	1,936,280
*	Tox Free Solutions, Ltd.	308,907	308,968
# *	Transfield Services Infrastructure Fund	578,363	411,418
#	Transfield Services, Ltd.	491,604	1,339,503
#	Transpacific Industries Group, Ltd.	363,760	866,107
	Troy Resources NL	298,451	202,178
	Trust Co., Ltd.	80,260	322,952
*	Unilife Medical Solutions, Ltd.	544,389	83,311
*	Union Resources, Ltd.	1,290,000	4,329
#	United Group, Ltd.	338,003	2,144,813
	UXC, Ltd.	879,848	456,393
*	View Resources, Ltd.	1,283,369	110,872
	Village Roadshow, Ltd.	596,487	547,001
	Washington H. Soul Pattinson & Co., Ltd.	18,651	107,901
	Watpac, Ltd.	503,131	522,665
#	Wattyl, Ltd.	433,037	194,215
#	WDS, Ltd.	252,116	266,926
	Webjet, Ltd.	373,212	248,063
	Webster, Ltd.	158,276	83,853
*	Wedgetail Mining, Ltd.	904,454	19,173
*	Wentworth Holdings, Ltd.	259,666	13,634
#	West Australian Newspapers Holdings, Ltd.	593,823	2,449,666

8

# *	Western Areas NL	679,582	1,836,583
*	White Energy Co., Ltd.	102,747	134,065
#	WHK Group, Ltd.	1,131,787	694,342
#	Wide Bay Australia, Ltd.	59,470	308,467
	Willmott Forests, Ltd.	51,672	29,535
# *	Windimurra Vanadium, Ltd.	537,429	288,840
#	Wotif.com Holdings, Ltd.	235,251	541,939
TOTAL COMMON STOCKS			269,806,715

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	200,165

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Buru Energy, Ltd. Warrants 10/10/10	208,186	3,182
*	Chrome Corp., Ltd. Options 09/30/09	1,600	3
*	Havilah Resources NL Warrants 04/30/10	2,017	67
*	Resolute Mining, Ltd. Rights 11/17/08	491,344	3,265
*	Union Resources, Ltd. Rights 11/12/08	258,000	—
TOTAL RIGHTS/WARRANTS			6,517

TOTAL — AUSTRALIA			270,013,397

HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	327,567
	Aeon Stores Hong Kong Co., Ltd.	234,000	250,455
	Alco Holdings, Ltd.	1,468,000	143,328
	Allan International Holdings	592,000	49,578
	Allied Group, Ltd.	683,200	847,673
#	Allied Properties, Ltd.	10,530,000	1,341,392
*	Amax Entertainment Holdings, Ltd.	1,650,000	25,780
*	APT Satellite Holdings, Ltd.	850,000	68,602
	Arts Optical International Holdings	730,000	141,370
	Asia Commercial Holdings, Ltd.	131,040	7,269
	Asia Financial Holdings, Ltd.	2,546,908	734,036
#	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,072,909
	Asia Standard Hotel	135,050,188	422,096
	Asia Standard International Group, Ltd.	161,825,247	839,085
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Asian Union New Media Group, Ltd.	33,420,000	180,073
*	Associated International Hotels	954,000	1,166,880
	Automated Systems Holdings, Ltd.	340,000	61,864
*	Bal Holdings, Ltd.	48	—
	Beijing Development Hong Kong, Ltd.	37,000	4,163
*	Bossini International Holdings, Ltd.	3,871,500	82,856
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	128,798
# *	Burwill Holdings, Ltd.	7,148,960	132,912
#	C C Land Holdings, Ltd.	1,788,000	324,766
#	Cafe de Coral Holdings, Ltd.	1,330,000	2,089,725

9

*	Capital Estate, Ltd.	28,570,000	89,965
	Capital Strategic Investment, Ltd.	13,882,500	179,731
	CASH Financial Services Group, Ltd.	119,565	15,859
*	Casil Energine International (Holdings), Ltd.	1,988,000	51,933
# *	CATIC International Holdings, Ltd.	5,332,000	76,955
	Celestial Asia Securities Holdings, Ltd.	343,810	39,090
	Century City International Holdings, Ltd.	4,332,600	106,218
	Chevalier International Holdings, Ltd.	733,482	526,061
	Chevalier Pacific Holdings, Ltd.	355,250	41,832
*	China Best Group Holding, Ltd.	22,749,000	71,110
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	34,144
*	China Grand Forestry Green Resources Group, Ltd.	1,622,876	55,769
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	88,994
*	China Infrastructure Investment, Ltd.	6,280,000	123,603
*	China Investments Holdings, Ltd.	210,000	3,665
	China Metal International Holdings, Ltd.	2,844,000	296,032
*	China Motion Telecom International, Ltd.	5,080,000	42,935
	China Motor Bus Co.	74,000	364,675
# *	China Oil & Gas Group, Ltd.	1,573,200	26,513
*	China Properties Investment Holdings, Ltd.	880,000	10,271
*	China Resources Logic, Ltd.	708,600	187,227
*	China Resources Microelectronics, Ltd.	12,754,800	111,343
*	China Sciences Conservational Power, Ltd.	210,400	1,846
# *	China Seven Star Shopping, Ltd.	12,410,000	53,827
*	China Star Investment Holdings, Ltd.	568,000	25,743
*	China Strategic Holdings, Ltd.	1,670,000	25,072
*	China Wireless Technologies, Ltd.	5,152,000	90,780
*	China Zenith Chemical Group, Ltd.	8,037,500	163,893
	China Zirconium, Ltd.	116,400	45,519
*	Chinese People Holdings Co., Ltd.	8,960,000	115,509
	Chinney Investments, Ltd.	1,144,000	71,376
#	Chong Hing Bank, Ltd.	1,070,000	1,344,426
	Chow Sang Sang Holdings	1,447,680	645,296
#	Chu Kong Shipping Development	1,584,000	142,629
	Chuang’s Consortium International, Ltd.	3,558,930	95,396
#	Chun Wo Development Holdings, Ltd.	2,002,926	64,980
	Chung Tai Printing Holdings, Ltd.	14,710,000	87,237
	City e-Solutions, Ltd.	186,000	12,911
	City Telecom, Ltd.	1,470,497	148,075
# *	Clear Media, Ltd.	1,135,000	205,229
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	162,375
# *	Coastal Greenland, Ltd.	6,588,000	171,702
#	COL Capital, Ltd.	2,749,840	266,340
*	Compass Pacific Holdings, Ltd.	1,248,000	11,788
	Computer & Technologies Holdings, Ltd.	432,000	33,127
	Continental Holdings, Ltd.	98,825	8,633
	Convenience Retail Asia, Ltd.	64,000	17,750
#	Coslight Technology International Group, Ltd.	1,134,000	501,345
	Cosmos Machinery Enterprises, Ltd.	1,616,400	54,438
#	Cross-Harbour Holdings, Ltd.	591,520	445,746

10

	Dah Sing Banking Group, Ltd.	374,400	208,702
	Dah Sing Financial Holdings, Ltd.	84,000	203,776
	Daisho Microline Holdings, Ltd.	1,236,000	49,835
*	Dan Form Holdings Co., Ltd.	2,866,600	111,661
#	Daphne International Holdings, Ltd.	4,442,000	893,890
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	157,676
*	Dragon Hill Wuling Automobile	112,500	10,402
*	Dynamic Global Holdings, Ltd.	3,522,000	38,033
	Dynamic Holdings, Ltd.	384,000	41,966
	Eagle Nice (International) Holdings, Ltd.	238,000	19,174
	EcoGreen Fine Chemical Group	1,112,000	120,538
*	Eforce Holdings, Ltd.	3,480,000	39,515
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	22,446
	Emperor Capital Group, Ltd.	749,672	14,466
	Emperor Entertainment Hotel, Ltd.	2,410,000	98,439
	Emperor International Holdings, Ltd.	4,076,360	341,687
*	Enerchina Holdings, Ltd.	3,068,800	36,854
*	ENM Holdings, Ltd.	27,408,000	396,191
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood Holdings, Ltd.	316,600	238,552
#	Far East Consortium	4,305,517	475,045
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	13,071
	Far East Technology International, Ltd.	179,520	6,718
	First Natural Foods Holdings, Ltd.	2,365,000	138,497
	Four Seas Food Investment Holdings, Ltd.	202,184	21,017
	Four Seas Mercantile Holdings, Ltd.	592,000	221,521
*	Frasers Property China, Ltd.	16,477,000	175,041
#	Fubon Bank Hong Kong, Ltd.	2,290,000	466,155
*	Fujian Holdings, Ltd.	117,800	2,932
	Fujikon Industrial Holdings, Ltd.	912,000	109,651
*	Fushan International Energy Group, Ltd.	1,554,000	289,877
*	Galaxy Entertainment Group, Ltd.	1,250,000	92,306
#	Get Nice Holdings, Ltd.	21,508,000	536,097
#	Giordano International, Ltd.	4,232,000	758,870
*	Global Tech (Holdings), Ltd.	5,612,000	12,564
	Glorious Sun Enterprises, Ltd.	2,700,000	601,884
	Gold Peak Industries (Holdings), Ltd.	3,080,250	199,290
	Golden Resources Development International, Ltd.	2,848,500	79,726
	Goldlion Holdings, Ltd.	2,343,000	259,765
	Golik Holdings, Ltd.	930,500	22,967
*	GR Vietnam Holdings, Ltd.	620,000	3,139
#	Grande Holdings, Ltd.	882,000	108,240
*	Group Sense (International), Ltd.	2,448,000	37,955
	Guangnan Holdings, Ltd.	1,779,600	137,656
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	191,068
	Harbour Centre Development, Ltd.	593,000	454,636
# *	Heng Tai Consumables Group, Ltd.	3,173,000	160,014
	High Fashion International, Ltd.	268,000	57,980
	HKR International, Ltd.	3,637,536	892,606

11

*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong Catering Management, Ltd.	542,796	33,891
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	434,292
	Hongkong Chinese, Ltd.	4,482,000	336,588
	Hop Fung Group Holdings, Ltd.	888,000	51,541
*	Hop Hing Group Holdings, Ltd.	660,265	40,145
	Hsin Chong Construction Group, Ltd.	1,569,658	105,646
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	183,407
	Huafeng Group Holdings, Ltd.	13,541,325	206,970
	Hutchison Harbour Ring, Ltd.	16,156,000	1,030,570
*	HyComm Wireless, Ltd.	941,800	3,210
#	I.T., Ltd.	2,734,000	126,562
*	IDT International, Ltd.	6,240,183	91,819
#	Integrated Distribution Services Group, Ltd.	759,000	645,521
	IPE Group, Ltd.	1,740,000	75,160
	ITC Corp., Ltd.	3,574,585	27,097
*	ITC Properties Group, Ltd.	97,143,680	501,383
	Jiuzhou Development Co., Ltd.	2,632,000	102,765
	Joyce Boutique Holdings, Ltd.	1,530,000	21,261
*	Junefield Department Store Group, Ltd.	256,000	3,357
#	K Wah International Holdings, Ltd.	5,677,405	692,503
*	Kai Yuan Holdings, Ltd.	3,640,000	49,619
	Kantone Holdings, Ltd.	8,206,742	171,236
*	Karl Thomson Holdings, Ltd.	1,238,000	56,976
	Karrie International Holdings, Ltd.	1,433,600	55,491
	Keck Seng Investments	924,600	220,498
	Kee Shing Holdings	886,000	56,786
	Kin Yat Holdings, Ltd.	586,000	61,969
	King Fook Holdings	1,000,000	43,598
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
	Kingdee International Software Group Co., Ltd.	36,000	5,405
	Kingmaker Footwear Holdings, Ltd.	1,476,955	136,404
*	Kong Sun Holdings, Ltd.	2,198,000	7,090
*	KPI Co., Ltd.	396,000	11,723
*	KTP Holdings, Ltd.	560,400	34,907
	Kwoon Chung Bus Holdings, Ltd.	556,000	58,971
	Lai Fung Holdings, Ltd.	18,003,000	133,247
*	Lai Sun Development Co., Ltd.	119,492,800	538,547
	Lam Soon Hong Kong, Ltd.	302,310	118,130
	Le Saunda Holdings, Ltd.	1,424,000	94,341
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	139,767
	Lerado Group Holding Co.	1,602,000	87,616
	Lippo, Ltd.	1,433,700	488,214
#	Liu Chong Hing Investment, Ltd.	829,200	318,091
	Luen Thai Holdings, Ltd.	1,345,000	80,193
	Luk Fook Holdings (International), Ltd.	1,192,000	280,944
#	Luks Industrial Group, Ltd.	302,913	69,565
*	Lung Cheong International Holdings, Ltd.	2,426,000	21,605
#	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	512,684
# *	Macau Success, Ltd.	5,560,000	218,211
	MACRO-LINK International Holdings, Ltd.	1,036,250	45,448

12

	Magnificent Estates, Ltd.	12,744,000	136,128
	Mainland Headwear Holdings, Ltd.	765,600	83,026
	Man Yue International Holdings, Ltd.	1,084,000	80,514
	Matrix Holdings, Ltd.	1,067,414	50,053
*	Matsunichi Communications Holdings, Ltd.	1,876,000	878,864
*	Mei Ah Entertainment Group, Ltd.	1,732,000	43,969
	Melbourne Enterprises	45,500	256,752
*	Midas International Holdings, Ltd.	4,776,000	51,469
#	Midland Holdings, Ltd.	2,458,000	1,023,062
#	Min Xin Holdings	1,137,200	188,399
# *	Ming An Holdings Co., Ltd.	500,000	34,110
# *	Minmetals Holdings, Ltd.	1,780,000	88,161
	Miramar Hotel & Investment	772,000	479,101
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	137,239
# *	Nan Hai Corp., Ltd.	129,572,743	663,803
	Nanyang Holdings	137,500	149,353
	National Electronics Holdings	2,156,000	85,156
	Natural Beauty Bio-Technology, Ltd.	4,980,000	681,476
*	New Century Group Hong Kong, Ltd.	13,351,464	163,662
	New Island Printing Holdings	176,000	6,245
	New World China Land, Ltd.	1,673,200	286,544
*	New World Mobile Holdings, Ltd.	22,140	7,682
#	Next Media, Ltd.	6,106,000	1,039,331
	Norstar Founders Group, Ltd.	3,256,000	391,808
*	Orient Power Holdings, Ltd.	804,000	19,503
#	Oriental Press Group	6,124,000	544,174
	Oriental Watch Holdings	610,000	74,814
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,466,820
	Paliburg Holdings, Ltd.	2,348,830	166,690
*	Paradise Entertainment, Ltd.	3,969,000	10,871
	Paul Y Engineering Group, Ltd.	73,488	4,390
#	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,820
	Pico Far East Holdings, Ltd.	3,864,000	248,350
*	Playmates Toys, Ltd.	504,700	2,674
*	PME Group, Ltd.	950,000	9,416
	Pokfulam Development Co., Ltd.	234,000	111,521
*	Pokphand (C.P.) Co., Ltd.	5,970,000	116,462
*	Polyard Petroleum International	1,170,000	4,189
#	Ports Design, Ltd.	692,500	805,090
*	Premium Land, Ltd.	990,000	51,096
	Proview International Holdings, Ltd.	11,635,322	205,772
#	Public Financial Holdings, Ltd.	2,412,000	875,936
*	Pyxis Group, Ltd.	1,936,000	53,708
	Qin Jia Yuan Media Services Co., Ltd.	1,022,392	208,436
*	QPL International Holdings, Ltd.	2,009,000	54,437
	Quality Healthcare Asia, Ltd.	478,995	143,017
	Raymond Industrial, Ltd.	1,547,400	100,909
#	Regal Hotels International Holdings, Ltd.	2,891,800	537,312
	Rivera Holdings, Ltd.	5,710,000	118,875
#	Road King Infrastructure, Ltd.	1,718,000	499,581
	Roadshow Holdings, Ltd.	1,456,000	85,542

13

	S.A.S. Dragon Holdings, Ltd.	1,456,000	84,467
	Sa Sa International Holdings, Ltd.	2,768,000	422,758
	Safety Godown Co., Ltd.	408,000	180,870
	Samson Paper Holdings, Ltd.	666,000	34,696
*	San Miguel Brewery	612,800	83,201
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	473,152
*	SEEC Media Group, Ltd.	2,550,000	84,295
*	Shanghai Zenghai Property, Ltd.	14,702,000	177,874
	Shaw Brothers Hong Kong, Ltd.	741,000	804,640
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	291,290
#	Shenyin Wanguo, Ltd.	1,212,500	384,531
	Shougang Concord Century Holdings, Ltd.	3,916,000	135,939
*	Shougang Concord Grand Group, Ltd.	2,451,000	76,477
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	94,910
#	Shui On Construction & Materials, Ltd.	720,000	480,229
*	Shun Ho Resources Holdings, Ltd.	483,000	53,896
*	Shun Ho Technology Holdings, Ltd.	1,037,452	54,478
	Shun Tak Holdings, Ltd.	1,512,000	301,360
#	Silver Grant International	5,033,000	337,971
*	Sincere Co., Ltd.	505,500	10,597
	Sing Tao News Corp., Ltd.	1,842,000	83,376
	Sino Biopharmaceutical, Ltd.	5,880,000	611,109
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	293,426
*	Skyfame Realty Holdings, Ltd.	2,737,750	118,343
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	1,005,375
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	16,885
	South China (China), Ltd.	5,620,000	213,194
	South China Financial Holdings, Ltd.	4,872,000	20,986
	Southeast Asia Properties & Finance, Ltd.	263,538	64,609
	Starlight International Holdings	1,903,792	37,195
	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	78,879
	Sun Hung Kai & Co., Ltd.	320,000	136,056
	Sunway International Holdings, Ltd.	866,000	13,898
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	48,763
	Synergis Holdings, Ltd.	350,033	68,651
# *	Tack Fat Group	4,448,000	229,573
	Tai Cheung Holdings	1,799,000	509,282
	Tai Fook Securities Group, Ltd.	1,924,494	238,248
	Tai Sang Land Development, Ltd.	576,984	163,011
# *	Tak Shun Technology Group, Ltd.	24,016,000	72,816
	Tak Sing Alliance Holdings	2,909,865	146,616
	Tan Chong International, Ltd.	1,212,000	195,483
*	TCC International Holdings, Ltd.	1,691,789	209,284
*	Technology Venture Holdings, Ltd.	586,000	4,547
#	Techtronic Industries Co., Ltd.	4,175,500	1,581,536
*	Termbray Industries International	2,304,900	271,906
	Tern Properties	61,200	26,059
	Texhong Textile Group, Ltd.	1,930,000	91,830

14

	Texwinca Holdings, Ltd.	2,438,000	1,139,389
*	The Sun’s Group, Ltd.	25,506	2,745
#	Tian An China Investments	3,975,430	1,095,776
	Tian Teck Land	1,076,000	559,795
*	Tomorrow International Holdings, Ltd.	1,296,420	14,819
	Tongda Group Holdings, Ltd.	8,210,000	65,935
#	Top Form International, Ltd.	2,760,000	76,311
*	Topsearch International (Holdings), Ltd.	3,860,000	100,070
	Tristate Holdings, Ltd.	188,000	24,864
	Truly International Holdings	1,074,000	467,074
	Tungtex (Holdings) Co., Ltd.	910,000	131,249
	Tysan Holdings, Ltd.	1,040,773	47,569
*	United Power Investment, Ltd.	5,696,000	80,023
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	171,223
	Van Shung Chong Holdings, Ltd.	2,245,335	55,345
#	Varitronix International, Ltd.	1,093,293	232,964
	Vedan International (Holdings), Ltd.	3,144,000	94,372
	Veeko International Holdings, Ltd.	1,532,981	16,932
#	Victory City International Holdings	1,839,457	235,211
*	Vital Biotech Holdings, Ltd.	470,000	12,803
#	Vitasoy International Holdings, Ltd.	2,747,000	998,510
*	Vongroup, Ltd.	10,865,000	131,353
	Vtech Holdings, Ltd.	262,000	975,873
	Wah Ha Realty Co., Ltd.	278,600	62,909
	Wai Kee Holdings, Ltd.	8,218,738	522,433
	Wang On Group, Ltd.	38,896,460	123,508
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Welling Holdings, Ltd.	12,708,000	186,950
*	Winfoong International, Ltd.	1,210,000	13,304
	Wing On Co. International, Ltd.	785,000	816,738
	Wing Shan International	896,000	33,701
	Wong’s International (Holdings), Ltd.	737,641	36,839
	Wong’s Kong King International (Holdings), Ltd.	120,000	10,965
#	Xinyi Glass Holding Co., Ltd.	622,000	178,748
*	Xpress Group, Ltd.	3,464,000	25,790
	Y. T. Realty Group, Ltd.	965,000	171,119
	Yangtzekiang Garment, Ltd.	607,500	93,324
	Yau Lee Holdings, Ltd.	534,000	36,708
	YGM Trading	284,000	123,032
	Yip’s Chemical Holdings, Ltd.	1,176,000	294,591
*	Yueshou Environmental Holdings, Ltd.	510,800	6,084
	Yugang International, Ltd.	123,976,000	545,243
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,919
TOTAL COMMON STOCKS			72,911,065

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	—
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,520

15

*	COL Capital, Ltd. Warrants 07/27/09	110,648	186
*	Hanny Holdings, Ltd. Rights 11/14/08	29,760,000	7,680
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,522
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	—
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	12,247
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,928
*	Samson Paper Holdings, Ltd. Rights 11/12/08	222,000	—
*	South China (China), Ltd. Rights 09/06/10	1,124,000	14,503
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			47,393

TOTAL — HONG KONG			72,958,458

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,633
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,633

NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
	Abano Healthcare Group, Ltd.	31,300	80,423
*	AFFCO Holdings, Ltd.	1,806,887	490,342
	Air New Zealand, Ltd.	1,010,657	540,354
	Cavalier Corp., Ltd.	283,674	396,358
	CDL Investments New Zealand, Ltd.	395,965	61,762
	Colonial Motor Co., Ltd.	126,795	209,476
	Ebos Group, Ltd.	158,421	395,795
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	1,171,768
#	Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699
#	Freightways, Ltd.	630,032	1,086,017
#	Hallenstein Glassons Holdings, Ltd.	241,638	339,031
	Hellaby Holdings, Ltd.	232,243	238,628
	Horizon Energy Distribution, Ltd.	40,420	77,252
	Infratil, Ltd.	1,740,707	1,953,504
#	Mainfreight, Ltd.	462,988	1,410,612
	Methven, Ltd.	10,000	8,626
	Michael Hill International, Ltd.	1,534,152	610,249
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	422,364
	New Zealand Exchange, Ltd.	57,282	201,962
	New Zealand Oil & Gas, Ltd.	1,238,439	926,129
	New Zealand Refining Co., Ltd.	488,880	1,722,108
	Northland Port Corp. (New Zealand), Ltd.	219,997	359,530
	Nuplex Industries, Ltd.	452,063	1,389,067
	Port of Tauranga, Ltd.	566,944	2,183,706
*	ProvencoCadmus, Ltd.	524,201	42,480
#	Pumpkin Patch, Ltd.	606,913	360,299
	Pyne Gould Guinness, Ltd.	1,020,032	1,012,225

16

	Restaurant Brand New Zealand, Ltd.	369,175	130,647
*	Richina Pacific, Ltd.	309,644	36,431
*	Rubicon, Ltd.	974,601	464,014
#	Ryman Healthcare, Ltd.	2,353,608	2,136,229
	Sanford, Ltd.	409,164	1,328,339
	Scott Technology, Ltd.	60,843	42,902
*	Seafresh Fisheries, Ltd.	80,520	1,313
	Skellerup Holdings, Ltd.	170,441	81,939
#	Sky City Entertainment Group, Ltd.	1,929,556	3,724,524
	South Port New Zealand, Ltd.	30,744	32,767
#	Steel & Tube Holdings, Ltd.	404,138	704,084
	Taylors Group, Ltd.	29,646	21,043
*	Tenon, Ltd.	19,132	6,688
#	Tourism Holdings, Ltd.	402,452	216,497
	Tower, Ltd.	530,655	472,904
	Trustpower, Ltd.	3,300	14,281
	Vector, Ltd.	292,383	352,197
	Warehouse Group, Ltd.	349,823	816,047

TOTAL — NEW ZEALAND			32,635,612

SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
*	Addvalue Technologies, Ltd.	1,043,000	56,264
	Advanced Holdings, Ltd.	691,000	47,815
	Apollo Enterprises, Ltd.	302,000	133,201
	Aqua-Terra Supply Co., Ltd.	641,000	42,285
#	Armstrong Industrial Corp., Ltd.	1,460,000	114,611
*	ASA Group Holdings, Ltd.	336,000	7,996
#	Asia Environment Holdings, Ltd.	528,793	31,388
*	Asia-Pacific Strategic Investments, Ltd.	1,410	239
	ASL Marine Holdings, Ltd.	497,000	136,893
	A-Sonic Aerospace, Ltd.	626,996	15,465
	Aussino Group, Ltd.	967,000	91,288
*	Ban Joo - Company, Ltd.	928,000	19,604
	Best World International, Ltd.	307,500	45,114
#	Beyonics Technology, Ltd.	9,328,300	642,858
	Bonvests Holdings, Ltd.	990,000	313,032
	BRC Asia, Ltd.	794,000	51,894
	Broadway Industrial Group, Ltd.	461,000	158,136
	Brothers (Holdings), Ltd.	504,628	39,826
#	Bukit Sembawang Estates, Ltd.	341,003	924,450
	CEI Contract Manufacturing, Ltd.	432,000	28,263
	Cerebos Pacific, Ltd.	528,000	900,503
#	CH Offshore, Ltd.	1,568,200	235,279
	Chemical Industries (Far East), Ltd.	105,910	32,851
	China Dairy Group, Ltd.	1,502,000	79,150
	China Merchants Holdings Pacific, Ltd.	809,000	227,133
	Chip Eng Seng Corp., Ltd.	1,775,000	173,118
	Chosen Holdings, Ltd.	1,284,000	105,431
	Chuan Hup Holdings, Ltd.	4,385,000	671,159
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,070

17

*	Compact Metal Industries, Ltd.	643,000	5,455
#	Creative Technology Co., Ltd.	257,350	528,191
	CSC Holdings, Ltd.	1,829,000	102,549
#	CSE Global, Ltd.	1,854,000	833,785
	CWT, Ltd.	1,384,500	334,612
#	Delong Holdings, Ltd.	1,287,000	773,801
*	Digiland International, Ltd.	11,763,000	39,687
*	Eagle Brand Holdings, Ltd.	14,387,000	193,836
*	Eastern Asia Technology, Ltd.	1,205,000	20,145
*	Ellipsiz, Ltd.	123,000	3,008
	Eng Wah Organization, Ltd.	265,000	128,149
	Engro Corp., Ltd.	354,000	135,533
*	Enviro-Hub Holdings, Ltd.	1,445,666	118,522
	Eu Yan Sang International, Ltd.	182,000	39,998
*	Eucon Holdings, Ltd.	3,096,000	54,279
#	F.J. Benjamin Holdings, Ltd.	1,095,000	123,710
#	Federal International (2000), Ltd.	657,000	61,843
*	Firstlink Investments Corp., Ltd.	1,951,000	31,893
*	Fischer Tech, Ltd.	244,000	10,695
	Food Empire Holdings, Ltd.	1,094,400	235,368
#	Freight Links Express Holdings, Ltd.	3,893,000	108,743
*	Fu Yu Corp., Ltd.	3,993,750	193,537
	GK Goh Holdings, Ltd.	1,463,000	543,040
#	Goodpack, Ltd.	1,559,000	1,303,038
	GP Batteries International, Ltd.	395,000	137,845
	GP Industries, Ltd.	3,054,209	434,284
	Grand Banks Yachts, Ltd.	250,000	134,955
#	Guocoland, Ltd.	495,500	367,973
	Hersing Corp., Ltd.	1,285,000	174,278
#	Hi-P International, Ltd.	1,973,000	459,623
	Ho Bee Investment, Ltd.	541,000	129,145
#	Hong Fok Corp., Ltd.	7,081,700	1,015,563
#	Hong Leong Asia, Ltd.	868,000	351,706
	Hotel Grand Central, Ltd.	1,060,514	346,377
	Hotel Plaza, Ltd.	1,687,500	1,507,246
#	Hotel Properties, Ltd.	1,679,600	1,104,930
	Hour Glass, Ltd.	622,744	196,112
# *	HTL International Holdings, Ltd.	1,691,843	115,268
#	Huan Hsin Holdings, Ltd.	1,138,400	207,253
	HupSteel, Ltd.	1,687,875	181,550
	Hwa Hong Corp., Ltd.	2,436,000	569,796
#	Hyflux, Ltd.	1,045,000	1,121,302
	IDT Holdings, Ltd.	693,000	90,966
	IFS Capital, Ltd.	348,000	94,009
*	Informatics Education, Ltd.	1,339,000	18,695
#	InnoTek, Ltd.	931,000	177,233
*	Innovalues, Ltd.	630,000	44,515
	Intraco, Ltd.	608,500	103,567
	IPC Corp., Ltd.	1,512,000	57,948
	Isetan (Singapore), Ltd.	122,500	224,527
	Jadason Enterprises, Ltd.	1,108,000	34,771
*	Jasper Investments, Ltd.	90,680	11,051

18

#	Jaya Holdings, Ltd.	2,265,000	845,616
*	JK Yaming International Holdings, Ltd.	907,000	229,349
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	131,761
	K1 Ventures, Ltd.	5,227,500	705,723
	Keppel Land, Ltd.	438,000	563,051
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,152,514
	Khong Guan Flour Milling, Ltd.	38,000	21,549
	Kian Ann Engineering, Ltd.	1,302,000	110,380
	Kian Ho Bearings, Ltd.	781,500	65,872
#	Kim Eng Holdings, Ltd.	1,158,620	753,854
	Koh Brothers Group, Ltd.	1,494,000	98,295
*	L & M Group Investments, Ltd.	7,107,100	23,962
#	Lafe Corp., Ltd.	1,234,800	31,679
*	LanTroVision (S), Ltd.	5,028,750	69,279
	LC Development, Ltd.	2,041,254	119,894
	Lee Kim Tah Holdings, Ltd.	1,600,000	349,274
	Lion Asiapac, Ltd.	473,000	35,435
	Low Keng Huat Singapore, Ltd.	2,232,000	194,757
	Lum Chang Holdings, Ltd.	1,134,030	115,915
# *	Manhattan Resources, Ltd.	668,000	165,454
	Manufacturing Integration Technology, Ltd.	588,000	30,493
*	MDR, Ltd.	2,040,000	13,862
# *	Mediaring.Com, Ltd.	4,262,500	160,735
	Memtech International, Ltd.	1,322,000	75,951
	Metro Holdings, Ltd.	1,994,960	536,276
*	Mirach Energy, Ltd.	460,000	11,198
#	Miyoshi Precision, Ltd.	553,500	24,729
#	MobileOne, Ltd.	1,983,000	1,765,358
	Multi-Chem, Ltd.	1,263,000	59,616
#	Nera Telecommunications, Ltd.	1,272,000	173,023
	New Toyo International Holdings, Ltd.	1,043,000	110,223
	NSL, Ltd.	414,000	256,738
	Orchard Parade Holdings, Ltd.	956,022	375,815
	Ossia International, Ltd.	750,554	69,502
	Pan-United Corp., Ltd.	2,060,000	470,885
#	Parkway Holdings, Ltd.	1,151,133	1,234,213
	PCI, Ltd.	734,000	96,353
	Penguin International, Ltd.	320,000	15,207
	Pertama Holdings, Ltd.	459,750	70,528
#	Petra Foods, Ltd.	881,000	306,270
	Popular Holdings, Ltd.	1,813,000	148,768
	PSC Corp., Ltd.	1,973,419	211,723
	QAF, Ltd.	881,000	114,486
*	Qian Hu Corp., Ltd.	674,600	41,676
#	Raffles Education Corp., Ltd.	3,990,000	1,540,846
	Rotary Engineering, Ltd.	1,703,600	288,542
	San Teh, Ltd.	838,406	157,161
#	SBS Transit, Ltd.	962,500	1,056,869
	Seksun Corp., Ltd.	280,000	7,683
#	Sim Lian Group, Ltd.	1,380,000	244,828
	Sing Holdings, Ltd.	36,666	4,667
	Sing Investments & Finance, Ltd.	198,450	123,069

19

#	Singapore Food Industries, Ltd.	1,671,000	1,002,774
	Singapore Land, Ltd.	154,000	349,827
#	Singapore Post, Ltd.	6,289,900	3,016,431
	Singapore Reinsurance Corp., Ltd	1,864,530	218,789
	Singapore Shipping Corp., Ltd.	1,765,000	229,577
	Singapura Finance, Ltd.	174,062	139,886
	Sinwa, Ltd.	259,000	13,354
	SMB United, Ltd.	2,010,000	151,766
	SMRT Corp., Ltd.	446,000	469,782
#	SP Chemicals, Ltd.	1,219,500	565,106
*	SP Corp., Ltd.	454,000	6,888
	SSH Corp., Ltd.	1,307,000	94,766
#	Stamford Land Corp., Ltd.	2,946,000	517,482
	Straco Corp., Ltd.	130,000	5,698
*	Straits Asia Resources, Ltd.	342,000	227,851
	Sunningdale Tech, Ltd.	12,125,000	554,557
	Sunright, Ltd.	378,000	33,136
	Superbowl Holdings, Ltd.	980,000	66,497
	Superior Multi-Packaging, Ltd.	490,500	24,806
#	Tat Hong Holdings, Ltd.	1,169,000	345,026
*	Thakral Corp., Ltd.	6,028,000	102,936
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	168,559
	Trek 2000 International, Ltd.	1,004,000	80,230
	TT International, Ltd.	2,742,480	110,371
	UMS Holdings, Ltd.	941,000	68,271
	United Engineers, Ltd.	829,666	688,317
	United Envirotech, Ltd.	352,000	25,698
	United Overseas Insurance, Ltd.	188,250	265,954
	United Pulp & Paper Co., Ltd.	708,000	67,946
#	UOB-Kay Hian Holdings, Ltd.	1,585,000	984,123
	UOL Group, Ltd.	514,000	672,840
	Venture Corp., Ltd.	264,000	964,752
	Vicom, Ltd.	120,000	113,507
#	WBL Corp., Ltd.	600,000	1,107,512
	Wheelock Properties, Ltd.	1,207,000	683,042
#	Xpress Holdings, Ltd.	3,079,000	106,067
#	Yellow Pages (Singapore), Ltd.	299,000	44,186
	YHI International, Ltd.	1,174,000	112,505
	Yoma Strategic Holdings, Ltd.	132,000	6,231
# *	Yongnam Holdings, Ltd.	1,970,000	81,982
*	Zhongguo Jilong, Ltd.	249,876	7,452
TOTAL COMMON STOCKS			50,740,607

RIGHTS/WARRANTS — (0.0%)
# *	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	3,040
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	7,225
TOTAL RIGHTS/WARRANTS			10,265

TOTAL — SINGAPORE			50,750,872

20

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	10,988,000

		Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	139,002,499	139,002,499

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020

TOTAL SECURITIES LENDING COLLATERAL			141,408,519

TOTAL INVESTMENTS - (100.0%) (Cost $841,787,919)			$578,758,491

See accompanying Notes to Financial Statements.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
	4imprint Group P.L.C.	96,735	$182,170
	Aegis Group P.L.C.	3,196,153	3,368,396
	Aga Rangemaster Group P.L.C.	288,143	395,768
	Arena Leisure P.L.C.	1,372,024	573,501
	Bellway P.L.C.	406,536	3,541,647
	Blacks Leisure Group P.L.C.	181,058	86,807
	Bloomsbury Publishing P.L.C.	281,545	727,511
#	Bovis Homes Group P.L.C.	474,842	2,595,571
	BPP Holdings P.L.C.	216,656	1,183,514
	Burberry Group P.L.C.	93,303	415,252
	Caffyns P.L.C.	6,000	39,107
	Carpetright P.L.C.	167,232	1,229,357
	Centaur Media P.L.C.	617,725	510,213
	Chime Communications P.L.C.	211,086	241,323
*	Chrysalis Group P.L.C.	107,232	130,181
	Churchill China P.L.C.	30,000	102,762
	Clinton Cards P.L.C.	740,506	184,979
	Cosalt P.L.C.	82,921	226,488
	Daily Mail & General Trust P.L.C. Series A	395,924	1,864,385
	Dawson Holdings P.L.C.	253,045	206,021
#	Debenhams P.L.C.	1,394,313	858,765
	Dignity P.L.C.	255,526	2,451,366
#	DSG International P.L.C.	5,329,324	2,774,408
	Dunelm Group P.L.C.	17,747	41,529
	Euromoney Institutional Investor P.L.C.	346,866	1,491,483
	Findel P.L.C.	377,636	373,954
*	Forminster P.L.C.	43,333	2,615
#	French Connection Group P.L.C.	373,475	299,746
	Fuller Smith & Turner P.L.C.	129,026	637,639
	Future P.L.C.	1,324,863	278,181
	Game Group P.L.C.	1,441,697	3,024,190
# *	Games Workshop Group P.L.C.	101,889	441,395
	Greene King P.L.C.	423,929	2,189,229
	Halfords Group P.L.C.	913,032	3,258,134
	Haynes Publishing Group P.L.C.	14,703	35,493
	Headlam Group P.L.C.	330,383	1,139,745
	Henry Boot P.L.C.	426,786	410,457
#	HMV Group P.L.C.	1,627,244	2,606,506
	Holidaybreak P.L.C.	205,158	587,254
#	Hornby P.L.C.	154,220	278,385
	Huntsworth P.L.C.	795,153	444,453
*	Impellam Group P.L.C.	35,258	14,729
	Inchcape P.L.C.	776,534	990,132
	Informa P.L.C.	133,331	451,721

1

	ITV P.L.C.	913,600	441,236
	J.D. Wetherspoon P.L.C.	552,111	2,297,135
	JD Sports Fashion P.L.C.	122,850	499,648
	JJB Sports P.L.C.	922,465	439,919
	John Menzies P.L.C.	244,534	668,015
	Kesa Electricals P.L.C.	2,031,662	2,608,916
	Ladbrokes P.L.C.	234,568	597,776
	Laura Ashley Holdings P.L.C.	2,806,720	671,568
	Lookers P.L.C.	689,354	365,157
#	Luminar Group Holdings P.L.C.	260,932	647,142
	Manganese Bronze Holdings P.L.C.	68,818	170,366
	Millennium and Copthorne Hotels P.L.C.	572,461	1,951,148
	Mothercare P.L.C.	324,479	1,590,934
	N Brown Group P.L.C.	974,614	3,463,836
*	Pace P.L.C.	747,903	451,419
	Pendragon P.L.C.	2,285,154	187,317
	Persimmon P.L.C.	133,647	647,014
	Pinewood Shepperton P.L.C.	182,105	413,380
*	Rank Group P.L.C.	814,828	749,249
#	Redrow P.L.C.	626,857	2,096,555
	Restaurant Group P.L.C.	732,507	1,485,899
#	Rightmove P.L.C.	236,332	736,957
	Smiths News P.L.C.	674,129	617,851
*	Sportech P.L.C.	329,794	266,450
	Sports Direct International P.L.C.	383,193	270,250
	St Ives Group P.L.C.	436,379	614,487
	St. Jame’s Place P.L.C.	666,185	1,992,247
*	Stylo P.L.C.	64,096	19,599
	Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955
	Ted Baker P.L.C.	161,948	854,368
	The Berkeley Group Holdings P.L.C.	300,929	3,623,265
	The Vitec Group P.L.C.	160,303	452,712
	Topps Tiles P.L.C.	761,166	402,096
	United Business Media P.L.C.	818,599	5,326,802
	UTV Media P.L.C.	217,432	293,162
	Wagon P.L.C.	237,979	7,392
#	WH Smith P.LC.	588,205	3,536,482
	William Hill P.L.C.	1,129,837	3,473,901
	Wilmington Group P.L.C.	346,234	805,057
	Yell Group P.L.C.	621,493	616,808
Total Consumer Discretionary			96,118,932

Consumer Staples — (4.0%)
	Anglo-Eastern Plantations P.L.C.	108,333	416,493
	Barr (A.G.) P.L.C.	64,286	1,154,166
	Britvic P.L.C.	567,955	2,086,221
	Cranswick P.L.C.	174,592	1,782,840
	Dairy Crest Group P.L.C.	520,119	2,598,633
	Devro P.L.C.	605,749	704,189
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,281,307
	Marston’s P.L.C.	1,192,685	1,824,866
	Mcbride P.L.C.	935,102	1,895,332
	Northern Foods P.L.C.	2,038,052	1,594,388
	Premier Foods P.L.C.	2,185,269	968,960

2

	PZ Cussons P.L.C.	1,440,399	2,907,481
	R.E.A. Holdings P.L.C.	49,233	214,083
	Robert Wiseman Dairies P.L.C.	276,160	1,718,944
	Thorntons P.L.C.	313,060	526,073
# *	Uniq P.L.C.	463,373	208,762
Total Consumer Staples			22,882,738

Energy — (6.1%)
	Anglo Pacific Group P.L.C.	426,647	740,893
*	Dana Petroleum P.L.C.	326,327	5,249,797
*	Emerald Energy P.L.C.	214,462	1,122,865
*	Fortune Oil P.L.C.	5,889,851	620,475
*	Hardy Oil & Gas P.L.C.	46,779	145,182
	Hunting P.L.C.	477,489	3,306,370
# *	Imperial Energy Corp. P.L.C.	289,203	3,957,481
	James Fisher & Sons P.L.C.	189,802	1,037,565
	JKX Oil and Gas P.L.C.	575,605	1,411,599
	John Wood Group P.L.C.	207,976	803,864
	Melrose Resources P.L.C.	378,100	1,251,102
*	Premier Oil P.L.C.	320,409	3,841,181
*	Salamander Energy P.L.C.	274,153	760,563
*	Soco International P.L.C.	281,540	6,486,038
*	UK Coal P.L.C.	573,596	898,915
	Venture Production P.L.C.	442,513	2,887,913
	Wellstream Holdings P.L.C.	73,088	510,274
Total Energy			35,032,077

Financials — (16.0%)
	A & J Mucklow Group P.L.C.	1,426	5,278
#	Aberdeen Asset Management P.L.C.	2,590,854	3,912,615
	Amlin P.L.C.	1,765,553	9,040,653
	Arbuthnot Banking Group P.L.C.	67,329	360,670
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	118,629	311,363
	Beazley Group P.L.C.	1,029,701	1,755,504
	Benfield Group, Ltd. P.L.C.	581,201	3,190,761
#	BlueBay Asset Management P.L.C.	154,645	502,245
	Brewin Dolphin Holdings P.L.C.	870,024	1,581,624
	Brit Insurance Holdings P.L.C.	1,289,236	3,791,566
	Capital & Regional P.L.C.	271,596	200,403
	Catlin Group, Ltd.	977,375	5,461,715
	Charles Stanley Group P.L.C.	123,753	366,574
	Chesnara P.L.C.	171,258	292,889
	Close Brothers Group P.L.C.	481,680	4,191,265
*	CLS Holdings P.L.C.	148,841	712,354
*	Cockleshell, Ltd.	6,528	7,293
	Daejan Holdings P.L.C.	42,317	1,799,892
	Development Securities P.L.C.	201,060	920,777
	DTZ Holdings P.L.C.	220,478	199,741
	Evolution Group P.L.C.	1,150,083	1,536,558
	Great Portland Estates P.L.C.	418,295	1,862,706
	Hansard Global P.L.C.	1,459	3,089
	Hardy Underwriting Group P.L.C.	153,854	632,169
*	Hargreaves Lansdown P.L.C.	130,722	359,461
	Helical Bar P.L.C.	408,691	1,964,909

3

#	Henderson Group P.L.C.	2,936,019	2,511,192
	Hiscox, Ltd.	1,535,730	6,085,323
	IG Group Holdings P.L.C.	1,197,446	5,594,476
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	326,494	5,089,854
	International Personal Finance P.L.C.	883,513	1,998,882
*	IP Group P.L.C.	197,881	212,149
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035
	Liontrust Asset Management P.L.C.	129,935	243,550
# *	LSL Property Services P.L.C.	131,485	84,981
*	MWB Group Holdings P.L.C.	379,622	276,988
	New Star Asset Management Group P.L.C.	97,505	49,367
	Novae Group P.L.C.	234,668	1,025,521
	Park Group P.L.C.	166,600	39,183
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	465,600	5,935,143
	Quintain Estates & Development P.L.C.	288,516	393,993
	Rathbone Brothers P.L.C.	159,131	2,061,845
	Rensburg Sheppards P.L.C.	169,098	1,247,555
*	Rutland Trust P.L.C.	85,288	91,963
	S&U P.L.C.	21,140	103,697
	Savills P.L.C.	449,406	1,660,618
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	893
	Shore Capital Group P.L.C.	1,193,004	440,364
	ST Modwen Properties P.L.C.	482,604	1,477,874
	Town Centre Securities P.L.C.	17,674	34,218
	Tullett Prebon P.L.C.	757,461	2,902,844
	Unite Group P.L.C.	444,621	1,079,031
Total Financials			91,179,734

Health Care — (3.2%)
*	Alizyme P.L.C.	660,805	152,013
*	Antisoma P.L.C.	2,024,536	622,076
*	Ark Therapeutics Group P.L.C.	638,344	432,224
	Assura Group, Ltd.	24,511	16,018
# *	Axis-Shield P.L.C.	224,506	1,070,524
*	Biocompatibles International P.L.C.	147,081	290,720
	Bioquell P.L.C.	90,893	198,174
*	BTG P.L.C.	582,974	1,209,709
	Care UK P.L.C.	199,792	726,913
	Consort Medical P.L.C.	116,271	658,851
	Corin Group P.L.C.	151,637	294,169
	Dechra Pharmaceuticals P.L.C.	201,204	1,278,819
	Genetix Group P.L.C.	151,246	82,077
*	Genus P.L.C.	157,057	1,534,044
*	Global Health Partner AB	800	1,278
	Goldshield Group P.L.C.	119,590	383,261
#	Hikma Pharmaceuticals P.L.C.	430,418	2,244,391
	Nestor Healthcare Group P.L.C.	443,850	182,354
*	Oxford Biomedica P.L.C.	2,123,042	205,185
*	Prostrakan Group P.L.C.	38,359	53,801
*	Protherics P.L.C.	506,828	285,939
*	Renovo Group P.L.C.	8,407	3,433

4

# *	SkyePharma P.L.C.	42,975	128,105
	Southern Cross Healthcare, Ltd.	195,059	298,456
	SSL International P.L.C.	745,205	5,033,003
*	Vectura Group P.L.C.	972,084	739,969
*	William Ransom & Son P.L.C.	30,000	3,621
Total Health Care			18,129,127

Industrials — (31.6%)
*	AEA Technology P.L.C.	539,970	281,193
	Aggreko P.L.C.	513,764	3,595,118
	Air Partner P.L.C.	37,086	336,146
	Alumasc Group P.L.C.	131,547	253,579
	Arriva P.L.C.	556,301	5,381,893
	Ashtead Group P.L.C.	1,976,882	1,359,914
	Atkins WS P.L.C.	425,663	3,656,381
*	Autologic Holdings P.L.C.	96,590	27,542
	Babcock International Group P.L.C.	853,247	5,338,849
	Balfour Beatty P.L.C.	161,398	652,219
	BBA Aviation P.L.C.	1,204,134	1,545,109
	Bodycote P.L.C.	1,247,601	2,497,278
	Braemar Shipping Services P.L.C.	81,108	381,178
	Brammer P.L.C.	185,266	397,847
	BSS Group P.L.C.	489,152	1,798,370
	Business Post Group P.L.C.	199,191	921,545
	Camellia P.L.C.	2,437	222,495
	Carillion P.L.C.	1,523,518	5,110,129
	Carr’s Milling Industries P.L.C.	35,330	266,872
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	482,998
	Charles Taylor Consulting P.L.C.	139,215	402,724
*	Charter International P.L.C.	626,781	4,085,268
	Chemring Group P.L.C.	128,869	3,306,101
	Chloride Group P.L.C.	1,025,093	2,177,345
	Clarkson P.L.C.	68,229	487,086
	Communisis P.L.C.	561,133	417,698
	Connaught P.L.C.	264,669	1,462,018
	Cookson Group P.L.C.	813,260	2,632,567
	Costain Group P.L.C.	1,269,584	417,651
*	Danka Business Systems P.L.C.	1,029,605	17,397
	Davis Service Group P.L.C.	670,430	2,386,557
	De La Rue P.L.C.	603,748	8,709,548
	Dewhurst P.L.C.	9,000	26,216
	Domino Printing Sciences P.L.C.	456,398	1,468,285
*	easyJet P.L.C.	499,900	2,493,790
	Eleco P.L.C.	80,000	76,189
	Fenner P.L.C.	671,987	1,108,211
	Forth Ports P.L.C.	179,142	2,833,651
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,055,078
	Go-Ahead Group P.L.C.	175,345	3,840,315
	Hampson Industries P.L.C.	423,917	761,285
	Hays P.L.C.	4,810,460	5,281,079
#	Helphire P.L.C.	570,202	969,104
	Hogg Robinson Group P.L.C.	103,893	31,886
	Homeserve P.L.C.	228,007	4,681,612

5

	Hyder Consulting P.L.C.	168,297	515,518
	IMI P.L.C.	1,137,010	5,053,118
	Interserve P.L.C.	498,625	1,489,296
	Intertek Group P.L.C.	588,823	6,973,480
*	Invensys P.L.C.	191,389	479,928
	ITE Group P.L.C.	1,339,191	1,825,909
	J. Smart & Co. (Contractors) P.L.C.	22,500	167,473
	Keller Group P.L.C.	277,823	2,336,824
	Kier Group P.L.C.	141,688	1,547,066
	Latchways P.L.C.	41,288	389,580
	Lavendon Group P.L.C.	175,529	396,117
	Lincat Group P.L.C.	14,452	116,019
	Low & Bonar P.L.C.	763,541	599,494
	Management Consulting Group P.L.C.	1,026,246	461,690
	Meggitt P.L.C.	907,614	1,988,323
	Melrose P.L.C.	944,503	1,357,596
	Michael Page International P.L.C.	1,235,568	4,002,170
	Mitie Group P.L.C.	1,208,230	3,671,360
	MJ Gleeson Group P.L.C.	195,875	267,537
	Morgan Crucible Co. P.L.C.	1,158,902	2,004,085
	Morgan Sindall P.L.C.	170,838	1,383,807
	Mouchel Group P.L.C.	469,006	2,379,433
	MS International P.L.C.	50,000	169,133
	National Express Group P.L.C.	454,582	4,187,578
	Northgate P.L.C.	285,327	587,123
	OPD Group P.L.C.	102,094	140,409
	PayPoint P.L.C.	87,747	746,784
	PV Crystalox Solar P.L.C.	297,264	649,190
	Qinetiq P.L.C.	1,922,010	5,282,500
*	Regus P.L.C.	3,696,088	2,780,825
*	Renold P.L.C.	270,995	222,091
	Rentokil Initial P.L.C.	474,327	344,735
	Ricardo P.L.C.	222,000	939,938
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	563,345
	ROK P.L.C.	723,316	886,618
	RPS Group P.L.C.	788,615	1,877,224
	Scott Wilson Group P.L.C.	29,819	49,842
	Senior P.L.C.	1,671,692	1,534,076
	Severfield-Rowen P.L.C.	351,952	869,840
	Shanks Group P.L.C.	985,616	1,992,103
	SIG P.L.C.	479,728	1,881,694
	Speedy Hire P.L.C.	178,122	686,786
	Spirax-Sarco Engineering P.L.C.	304,500	3,951,612
	Spring Group P.L.C.	596,238	323,269
	Sthree P.L.C.	269,551	656,740
	T. Clarke P.L.C.	148,717	292,655
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	380,135
	The Weir Group P.L.C.	139,273	782,409
	Tomkins P.L.C.	2,633,868	4,834,455
	Travis Perkins P.L.C.	410,292	1,941,897
	Tribal Group P.L.C.	125,000	181,281
	Trifast P.L.C.	359,985	193,219
	Ultra Electronics Holdings P.L.C.	267,145	4,739,088

6

	Umeco P.L.C.	196,406	852,785
*	Volex Group P.L.C.	241,088	122,545
	Vp P.L.C.	167,463	336,251
	VT Group P.L.C.	677,021	5,453,608
	White Young Green P.L.C.	178,318	359,855
	Wincanton P.L.C.	479,763	1,373,060
	WSP Group P.L.C.	262,651	1,227,476
	XP Power, Ltd.	73,546	211,599
	Young and Co.’s Brewery P.L.C. NV	40,000	236,985
	Young and Co.’s Brewery P.L.C. Series A	20,936	141,650
Total Industrials			180,025,547

Information Technology — (10.9%)
	Acal P.L.C.	104,729	178,303
*	Alterian P.L.C.	179,139	242,102
	Anite P.L.C.	1,312,790	612,812
	ARM Holdings P.L.C.	4,708,219	7,340,704
	Aveva Group P.L.C.	275,408	3,510,900
	Axon Group P.L.C.	207,398	2,116,997
	Computacenter P.L.C.	423,790	648,249
*	CSR P.L.C.	342,508	1,142,264
	Dialight P.L.C.	111,362	196,051
	Dicom Group P.L.C.	317,667	734,413
#	Dimension Data Holdings P.L.C.	5,396,082	2,592,318
	Diploma P.L.C.	459,990	962,436
	E2V Technologies P.L.C.	247,588	898,032
	Electrocomponents P.L.C.	1,576,293	3,615,175
	Fidessa Group P.L.C.	130,344	1,204,085
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	185,543
	Halma P.L.C.	1,486,473	3,930,626
*	Imagination Technologies Group P.L.C.	882,944	687,734
	Innovation Group P.L.C.	2,537,718	213,823
*	Intec Telecom Systems P.L.C.	1,201,847	513,584
	Kewill P.L.C.	368,863	177,707
	Laird P.L.C.	697,371	1,831,388
	Logica P.L.C.	226,293	251,919
	Micro Focus International P.L.C.	452,097	1,911,478
	Microgen P.L.C.	404,360	262,398
	Misys P.L.C.	1,982,492	3,549,838
	Morse P.L.C.	367,208	113,333
	Oxford Instruments P.L.C.	193,856	583,585
	Phoenix IT Group, Ltd.	197,369	504,817
	Premier Farnell P.L.C.	1,379,926	2,899,277
	Psion P.L.C.	499,513	611,664
	Raymarine P.L.C.	289,080	69,487
	Renishaw P.L.C.	228,282	1,950,084
	RM P.L.C.	363,499	903,683
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,227,935
*	Scipher P.L.C.	34,563	626
*	SDL P.L.C.	333,680	1,308,238
	Spectris P.L.C.	499,879	4,012,371
	Spirent Communications P.L.C.	3,176,692	2,778,976
	TT electronics P.L.C.	595,193	453,261

7

Vislink P.L.C.	588,460	305,102
* Wolfson Microelectronics P.L.C.	493,841	690,515
Xaar P.L.C.	220,887	201,894
* Xchanging P.L.C.	256,965	915,264
Total Information Technology		62,040,991

Materials — (3.4%)
British Polythene Industries P.L.C.	102,332	300,951
Carclo P.L.C.	214,230	215,541
Croda International P.L.C.	484,717	4,002,048
Delta P.L.C.	591,338	740,487
DS Smith P.L.C.	1,591,931	1,707,799
Elementis P.L.C.	1,858,096	1,752,524
Filtrona P.L.C.	704,266	1,414,717
* Gem Diamonds, Ltd.	3,895	19,069
Hill & Smith Holdings P.L.C.	275,101	880,130
Hochschild Mining P.L.C.	194,546	418,491
* Inveresk P.L.C.	125,000	14,665
Marshalls P.L.C.	670,307	1,058,442
Mondi P.L.C.	667,369	2,422,122
# Porvair P.L.C.	158,128	212,124
RPC Group P.L.C.	404,286	705,617
Victrex P.L.C.	321,880	2,977,069
Yule Catto & Co. P.L.C.	527,850	722,361
Zotefoams P.L.C.	96,852	131,484
Total Materials		19,695,641

Telecommunication Services — (0.6%)
* Colt Telecom Group SA	1,213,428	1,246,745
Kcom Group P.L.C.	2,504,455	728,666
Telecom Plus P.L.C.	288,118	1,428,873
* Vanco P.L.C.	232,704	240,617
Total Telecommunication Services		3,644,901

Utilities — (0.7%)
Dee Valley Group P.L.C.	12,109	164,009
Hydro International P.L.C.	27,669	53,836
Northumbrian Water Group P.L.C.	701,411	3,524,870
Total Utilities		3,742,715

TOTAL COMMON STOCKS		532,492,403

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

8

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000

		Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @	DFA Short Term Investment Fund LP	23,622,602	23,622,602

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920

TOTAL SECURITIES LENDING COLLATERAL			27,460,522

TOTAL INVESTMENTS - (100.0%) (Cost $862,575,872)			$570,519,925

See accompanying Notes to Financial Statements.

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
	Agrana Beteiligungs AG	16,794	$1,035,837
	Andritz AG	116,739	3,324,510
*	A-TEC Industries AG	21,828	285,138
	Austria Email AG	715	5,481
* #	Austrian Airlines AG	130,038	466,158
	BKS Bank AG	520	72,904
* #	BWIN Interactive Entertainment AG	79,165	1,430,422
	BWT AG	27,601	564,583
* #	CA Immobilien Anlagen AG	130,641	821,961
*	Christ Water Techology AG	24,819	101,708
	Constantia Packaging AG	18,095	532,694
*	Conwert Immobilien Invest AG	48,984	236,596
	EVN AG	19,193	283,512
*	Eybl International AG	16,503	35,034
#	Flughafen Wien AG	39,948	1,636,839
	Frauenthal Holding AG	12,084	108,210
* #	Intercell AG	104,732	2,934,936
*	Josef Manner & Co. AG	870	49,788
	Lenzing AG	4,961	1,359,064
	Mayr-Melnhof Karton AG	33,664	2,092,095
#	Oberbank AG	35,740	2,003,180
	Oesterreichische Post AG	98,332	2,859,155
#	Palfinger AG	45,976	731,615
*	RHI AG	93,231	1,459,056
	Rosenbauer International AG	11,816	295,264
*	S&T System Integration & Technology Distribution AG	6,404	131,180
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,142,865
*	Sparkassen Immobilien AG	58,185	242,450
	UBM Realitaetenentwicklung AG	1,440	55,061
#	Uniqa Versicherungen AG	174,848	3,527,569
*	Warimpex Finanz und Beteiligungs AG	3,832	10,362
	Wolford AG	11,165	219,862
	Zumtobel AG	55,418	686,139
TOTAL COMMON STOCKS			30,741,228

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	174,848	—

TOTAL — AUSTRIA			30,741,228

1

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	4,697,164
*	Agfa Gevaert NV	368,855	1,543,799
	Banque Nationale de Belgique	952	2,862,354
#	Barco NV	53,143	1,008,384
	Bekaert SA	56,746	5,583,963
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,122
*	Compagnie du Bois Sauvage SA	87	12
#	Compagnie d’Entreprises CFE	40,394	1,960,766
	Compagnie Immobiliere de Belgique SA	10,535	404,895
	Compagnie Maritime Belge SA	61,365	1,190,315
#	Deceuninck NV	61,853	467,936
*	Devgen	219	1,422
	D’Ieteren SA NV	12,852	1,968,829
	Duvel Moorgat SA	8,904	424,364
	Econocom Group SA	65,485	542,423
	Elia System Operator SA NV	112,393	3,514,569
	Euronav SA	86,793	1,268,863
	EVS Broadcast Equipment SA	13,059	843,274
#	Exmar NV	76,531	930,165
	Floridienne SA	2,033	250,226
#	Henex	7,487	328,143
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	352,275
*	International Brachtherapy SA	35,773	109,565
	Ion Beam Application	67,020	827,019
	Jensen-Group NV	12,030	87,727
#	Kinepolis	4,534	124,847
	Lotus Bakeries SA	1,361	417,126
#	Melexis NV	88,696	784,685
#	Omega Pharma SA	83,442	3,073,479
	Picanol	16,620	106,496
* #	Realdolmen	606,720	139,615
	Recticel SA	52,387	320,385
*	Resilux	4,095	152,958
	Rosier SA	655	207,870
#	Roularta Media Group NV	3,344	71,422
	SAPEC SA	3,531	321,951
*	SAPEC SA	75	254
	Sioen Industries NV	52,140	320,322
	Sipef NV	2,410	778,015
*	Spector Photo Group SA	11,235	6,593
*	Systemat-Datarelay SA	26,232	147,983
*	Telenet Group Holding NV	148,890	2,312,476
	Ter Beke NV	2,281	129,662
	Tessenderlo Chemie NV	90,268	3,570,923
	Unibra SA	1,600	283,283
	Van De Velde NV	27,632	952,387
	VPK Packaging Group SA	13,057	366,500
TOTAL COMMON STOCKS			45,951,806

2

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	7,733
*	Zenitel VVPR Contingent Rights	8,654	110
TOTAL RIGHTS/WARRANTS			7,843

TOTAL — BELGIUM			45,959,649

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
	Aarhus Lokalbank A.S.	8,030	124,835
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	266,395
#	Aktieselskabet Roskilde Bank A.S.	32,685	5,867
	Aktieselskabet Skjern Bank A.S.	3,276	129,039
	Alk-Abello A.S.	11,711	929,156
*	Alm. Brand A.S.	27,560	373,543
#	Amagerbanken A.S.	32,395	373,868
	Ambu A.S.	22,100	258,383
	Arkil Holdings A.S. Series B	780	92,227
	Auriga Industries A.S. Series B	46,057	823,698
#	Bang & Olufsen Holding A.S. Series B	30,487	674,270
* #	Bavarian Nordic A.S.	17,176	459,779
#	BoConcept Holding A.S.	5,650	148,146
*	Brodrene Hartmann A.S. Series B	11,730	166,955
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	124,615
	D/S Norden A.S.	4,331	131,268
	Dalhoff, Larson & Horneman A.S. Series B	32,000	205,337
	Dantherm Holding A.S.	13,100	161,348
	DFDS A.S.	11,570	826,610
	DiBa Bank A.S.	2,300	53,267
	Djursland Bank A.S.	8,970	345,736
	East Asiatic Co., Ltd. A.S.	52,687	1,796,547
	F.E. Bording A.S.	600	77,436
#	Fionia Bank A.S.	17,880	125,840
	Fluegger A.S. Series B	4,198	231,415
* #	GN Great Nordic A.S.	90,407	196,504
*	GPV Industi A.S.	2,200	35,330
* #	Greentech Energy Systems A.S.	23,655	87,116
	Gronlandsbanken	768	50,420
#	H&H International A.S. Series B	1,920	135,374
#	Harboes Bryggeri A.S.	10,250	178,680
	Hojgaard Holding A.S. Series B	2,750	51,880
#	IC Companys A.S.	33,305	464,377
*	Incentive A.S.	3,575	11,321
*	Jeudan A.S.	256	20,325
	Lan & Spar Bank A.S.	5,150	316,815
*	Lastas A.S. Series B	11,200	114,205
	Lollands Bank A.S.	750	28,530
*	Maconomy Corp. A.S.	7,833	8,436
#	Mols-Linien A.S.	27,700	341,992
* #	NeuroSearch A.S.	42,054	1,049,060
	NKT Holding A.S.	41,580	1,520,040
	Nordjyske Bank A.S.	17,600	354,250
	Norresundby Bank A.S.	7,350	251,896

3

	Ostjydsk Bank A.S.	2,554	206,152
* #	Parken Sport & Entertainment A.S.	8,234	1,192,819
	Per Aarsleff A.S. Series B	5,975	470,260
#	Ringkjoebing Landbobank Aktieselskab	14,890	1,114,049
	Roblon A.S. Series B	540	68,789
	Royal Unibrew A.S.	12,465	426,205
*	RTX Telecom A.S.	303	1,016
	Salling Bank A.S.	910	106,697
	Sanistal A.S. Series B	4,436	140,831
	Satair A.S.	8,525	221,837
	Schouw & Co. A.S.	70,768	1,392,554
	SimCorp A.S.	16,460	1,354,926
#	Sjaelso Gruppen A.S.	21,980	144,087
	SKAKO Industries A.S.	5,130	92,916
*	Solar Holdings A.S. Series B	1,687	80,297
*	Sondagsavisen A.S.	36,665	143,046
	Spar Nord Bank A.S.	115,369	1,269,157
	Sparbank	10,930	266,355
	Sparekassen Faaborg A.S.	1,972	342,819
	Sydbank A.S.	2,666	41,436
	Thrane & Thrane A.S.	9,883	376,270
	Tivoli A.S.	969	543,463
*	TK Development A.S.	91,681	396,392
	Vestfyns Bank A.S.	680	89,579
	Vestjysk Bank A.S.	10,000	222,531

TOTAL — DENMARK			24,826,614

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
*	Ahlstrom Oyj	3,026	30,885
	Alandsbanken AB Series B	17,663	457,829
*	Aldata Solutions Oyj	194,535	184,971
#	Alma Media Oyj	278,483	2,611,789
	Amanda Capital Oyj	67,120	200,461
#	Amer Sports Oyj Series A	307,264	2,082,625
#	Aspo Oyj	68,141	381,840
	BasWare Oyj	34,550	308,904
*	Biotie Therapies Corp.	265,590	118,546
	Cargotec Oyj Series B	109,737	1,519,060
#	Componenta Oyj	34,400	244,325
#	Comptel P.L.C.	324,863	471,239
#	Cramo Oyj	104,189	700,664
	Efore Oyj	114,965	111,494
	Elisa Oyj	251,636	3,785,238
	Etteplan Oyj	62,600	287,032
#	Finnair Oyj	186,376	939,977
#	Finnlines Oyj	107,063	1,504,129
	Fiskars Oyj Abp Series A	181,663	1,876,144
	F-Secure Oyj	447,078	1,394,594
*	GeoSentric Oyj	244,900	9,528
#	Glaston Oyj Abp	131,940	302,783

4

	HKScan Oyj Series A	72,398	370,184
	Huhtamaki Oyj	338,637	2,268,555
	Ilkka-Yhtyma Oyj	34,432	397,309
	KCI Konecranes Oyj	243,819	4,143,341
#	Kemira Oyj	248,868	2,230,044
	Kesko Oyj	44,288	1,036,704
	Laennen Tehtaat Oyj	18,920	350,502
#	Lassila & Tikanoja Oyj	117,954	1,894,155
	Lemminkainen Oyj	13,072	224,371
	M-Real Oyj Series B	4,696,142	7,217,917
	Neomarkka Oyj	16,652	140,422
	Nokian Renkaat Oyj	325,926	4,261,240
	Nordic Aluminium Oyj	10,440	227,908
	Okmetic Oyj	54,904	187,363
	Olvi Oyj Series A	31,354	647,110
	Oriola-KD Oyj Class A	26,000	49,696
	Oriola-KD Oyj Class B	55,236	107,124
	Orion Oyj Series A	96,540	1,416,262
	Orion Oyj Series B	253,721	3,728,433
*	Outotec Oyj	36,018	481,369
	PKC Group Oyj	48,390	250,710
#	Pohjola Bank P.L.C.	246,840	3,321,126
#	Ponsse Oyj	22,814	154,272
	Poyry Oyj	180,742	2,399,353
	Raisio P.L.C.	462,617	893,261
#	Ramirent Oyj	299,709	1,208,389
	Rapala VMC Oyj	113,258	520,604
	Raute Oyj Series A	10,390	116,112
	Rocla Oyj	12,300	195,254
* #	Ruukki Group Oyj	171,468	312,071
	Sanoma Oyj	60,899	931,999
	Scanfil Oyj	123,479	324,836
	Sponda Oyj	159,511	714,664
	Stockmann Oyj Abp Series A	43,914	723,160
#	Stockmann Oyj Abp Series B	99,920	1,346,659
	SYSOPENDIGIA P.L.C.	55,020	167,947
	Talentum Oyj	129,629	313,310
#	Teleste Oyi	53,559	161,639
	TietoEnator Oyj	277,638	3,079,148
	Trainers’ House P.L.C.	107,200	85,905
	Tulikivi Oyj	79,440	88,219
	Turkistuottajat Oyj	8,490	90,301
#	Uponor Oyj Series A	206,241	1,957,674
	Vacon Oyj	43,052	1,322,561
	Vaisala Oyj Series A	39,132	1,041,772
	Viking Line AB	10,400	414,219
	YIT Oyj	50,319	313,349

TOTAL — FINLAND			73,352,580

5

FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
	Akka Technologies SA	6,050	95,959
	Ales Groupe SA	32,639	594,127
*	Alten	60,626	1,527,858
* #	Altran Technologies SA	343,804	1,727,773
	April Group SA	70,844	2,569,328
	Arkema	199,362	4,563,061
	Assystem	52,519	536,740
	Atos Origin SA	73,097	1,697,419
	Aubay	28,405	108,952
#	Audika SA	21,857	509,633
* #	Axorys SA	11,700	10,737
*	Baccarat SA	1,090	188,691
	Banque Tarneaud SA	1,430	186,506
#	Beneteau SA	176,815	1,644,028
*	Bigben Interactive	7,762	64,168
	bioMerieux	11,573	939,655
	Boiron SA	25,156	593,970
	Boizel Chanoine Champagne SA	6,122	372,339
	Bonduelle SCA	12,784	1,072,452
	Bongrain SA	14,661	815,329
#	Bourbon SA	147,476	4,158,267
* #	Bull SA	289,386	564,232
	Burelle SA	3,914	359,708
	Cafom SA	5,092	60,937
	Canal Plus SA	272,646	1,716,507
	Carbone Lorraine SA	54,832	1,630,678
#	CBo Territoria	28,320	71,140
	Cegedim SA	11,176	571,216
*	Cesar SA	14,219	27,909
* #	Club Mediterranee SA	45,228	904,670
	Compagnie Industrielle et Financiere D’Entreprises	1,200	83,356
	Compagnie International Andre Trigano SA	983	77,763
	CS Communication & Systemes	7,938	85,196
	Damartex SA	21,236	297,203
	Delachaux SA	27,616	1,518,897
#	Derichebourg	562,064	1,771,503
*	Dollfus Mieg & Cie SA	54,239	80,191
*	Dynaction SA	14,655	114,244
	EDF Energies Nouvelles SA	3,742	116,666
	Electricite de Strasbourg	22,706	2,586,894
	Esso Ste Anonyme Francaise	8,945	1,028,765
#	Establissements Maurel et Prom	296,036	3,511,126
#	Euler Hermes SA	29,892	1,472,544
*	Euro Disney SCA (4320878)	89	14
* #	Euro Disney SCA (B29QD14)	48,370	300,275
	Exel Industries SA	10,841	413,608
	Explosifs et de Produits Chimiques	524	118,867
#	Fimalac SA	29,963	1,303,328
	Finuchem SA	18,510	141,538
	Fleury Michon SA	4,694	137,676
	Francois Freres (Tonnellerie) SA	3,839	111,858
	Gascogne SA	6,907	418,915

6

	Gaumont SA	14,184	814,107
* #	GECI International	63,334	157,476
*	GECI International I07 Shares	10,786	1,100
*	Gemalto NV	144,058	4,036,115
	Gevelot SA	3,584	128,197
	GFI Informatique SA	122,870	439,737
	Gifi	7,360	354,758
	Ginger (Groupe Ingenierie Europe)	10,523	173,641
	GL Events	7,882	141,251
	GPe Pizzorno	5,200	99,727
	Grands Moulins de Strasbourg	110	48,857
*	Groupe Ares	21,994	31,677
	Groupe Crit	24,673	294,999
*	Groupe Eurotunnel SA	136,838	938,561
#	Groupe Flo SA	22,019	75,482
*	Groupe Go Sport SA	2,740	80,590
	Groupe Guillin SA	1,200	65,847
#	Groupe Open	27,590	202,869
#	Groupe Steria SCA	65,651	859,674
	Guerbet SA	5,824	809,306
	Guyenne et Gascogne SA	25,246	1,903,799
#	Haulotte Group SA	55,825	438,895
#	Havas SA	1,165,955	2,326,434
	Idsud	2,227	104,355
	IMS International Metal Service SA	53,464	945,777
	Ingenico SA	101,520	1,585,532
	Ipsen SA	14,966	568,858
	Ipsos SA	83,610	2,101,874
	Kaufman et Broad SA	2,226	45,504
	Korian	2,914	52,925
#	Laurent-Perrier	11,820	958,286
* #	Lectra	83,499	327,327
	Lisi SA	16,055	715,176
* #	LVL Medical Groupe SA	24,346	245,171
	M6 Metropole Television	148,116	2,332,690
	Manitou BF SA	46,880	656,796
#	Manutan International SA	13,517	613,135
	MGI Coutier SA	2,753	46,753
*	MoneyLine SA	11	—
	Mr. Bricolage SA	23,846	298,654
#	Naturex	6,954	238,162
#	Neopost SA	57,823	4,841,088
#	Nexans SA	92,377	5,269,180
	Norbert Dentressangle	12,330	680,031
*	Oeneo	102,487	115,631
* #	Orpea	97,899	3,185,126
*	Osiatis	1,400	3,135
	Paris Orleans et Cie SA	2,660	70,911
	Pierre & Vacances	15,567	712,909
#	Plastic Omnium SA	29,952	324,955
	Plastivaloire SA	4,552	107,432
	PSB Industries SA	8,438	161,620

7

	Radiall SA	5,231	320,308
	Rallye SA	77,113	1,561,861
*	Recylex SA	35,449	169,748
	Remy Cointreau SA	74,447	3,097,686
	Rexel SA	45,147	440,226
#	Rhodia SA	224,856	1,923,871
	Robertet SA	3,167	339,116
	Rougier SA	6,120	212,037
#	Rubis SA	30,230	1,674,329
* #	S.T. Dupont SA	39,440	9,089
	Sabeton SA	13,500	190,600
	Saft Groupe SA	41,284	1,206,125
	SAMSE SA	8,545	598,633
	SCOR SE	268,815	4,404,167
	SEB SA	88,673	2,979,646
	Sechilienne SA	54,906	2,108,189
	Securidev SA	2,500	54,286
*	Seloger.com	2,853	53,495
	Signaux Girod SA	894	60,590
	Societe BIC SA	84,787	4,478,545
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,068,015
#	Societe Pour l’Informatique Industrielle SA	40,908	239,540
#	Societe Television Francaise 1	51,700	662,865
*	Solving International SA	2,012	4,907
	Somfy SA	21,848	3,205,735
	Sopra Group SA	22,982	1,019,850
	Sperian Protection	18,519	1,139,093
#	Stallergenes SA	32,698	1,616,552
	STEF-TFE	28,838	1,318,949
	Sucriere de Pithiviers Le Vieil	1,773	1,052,658
	Synergie SA	32,941	454,228
	Teleperformance SA	158,000	3,409,419
	Tessi SA	5,050	161,214
* #	Theolia SA	86,282	599,765
*	Thomson	1,013,751	1,421,332
*	UbiSoft Entertainment SA	98,014	5,180,944
	Union Financiere de France Banque SA	15,895	480,898
#	Valeo SA	232,962	4,057,989
	Viel et Compagnie	158,130	566,042
	Vilmorin et Cie SA	18,821	1,839,038
	Virbac SA	16,251	1,062,911
	VM Materiaux SA	6,914	292,800
	Vranken Pommery Monopole	9,594	295,928
#	Zodiac SA	105,911	4,141,283
TOTAL COMMON STOCKS			150,481,010

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	1,309
*	Bigben Interactive Warrants 12/31/08	2,100	1,405
*	Cybergun Warrants Series A 07/15/09	1,136	14
*	Cybergun Warrants Series B 07/15/10	1,136	14

8

*	Groupe Ares Warrants 12/18/08	4,713	360
*	Groupe Focal SA Warrants 02/21/10	466	—
* #	Infogrames Entertainment SA Warrants 12/31/09	77,833	2,976
TOTAL RIGHTS/WARRANTS			6,078

TOTAL — FRANCE			150,487,088

GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
	A.S. Creation Tapeton AG	6,853	149,814
*	AAP Implantate AG	47,250	104,442
#	Aareal Bank AG	965,964	7,669,414
*	Abwicklungsellschaft Roesch AG	7,300	228
	ADCapital AG	33,040	285,989
*	Adlink Internet Media AG	69,691	575,545
	Agrob AG	5,800	66,649
#	Aixtron AG	259,027	1,274,157
	Altana AG	193,891	2,142,138
	Amadeus Fire AG	16,192	174,115
	Andreae-Noris Zahn AG	26,412	593,694
* #	Arcandor AG	241,547	582,806
*	Augusta Technologie AG	26,396	367,949
	Baader Bank AG	138,248	369,581
	Bauer AG	4,607	161,994
#	Bechtle AG	39,024	515,419
#	Bertrandt AG	22,607	391,706
*	Beta Systems Software AG	8,550	41,302
	Bilfinger Berger AG	130,384	5,898,571
*	Biolitec AG	26,843	103,665
	Biotest AG	21,560	1,557,591
*	BKN International AG	35,508	66,615
	BMP AG	45,099	46,521
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	298,399
* #	Business Media China AG	15,212	154,026
*	Carl Zeiss Meditec AG	23,435	239,246
* #	CENTROTEC Sustainable AG	41,054	366,333
#	Cewe Color Holding AG	13,917	273,542
	Comdirect Bank AG	131,903	957,489
	CTS Eventim AG	51,845	1,287,523
#	Curanum AG	83,165	368,573
*	D. Logistics AG	113,203	132,298
	DAB Bank AG	130,043	369,592
	Data Modul AG	10,414	169,048
*	Demag Cranes AG	14,647	284,249
	Deutsche Euroshop AG	87,386	2,239,342
#	Deutz AG	249,610	767,665
	Dierig Holding AG	10,500	79,198
#	Douglas Holding AG	100,341	3,774,315
	Dr. Hoenle AG	14,858	113,490
	Drillisch AG	92,184	214,909
	Duerr AG	37,719	572,734
	DVB Bank SE	173,470	5,700,167

9

	Elexis AG	32,938	339,323
*	Elmos Semiconductor AG	34,592	131,473
#	ElreingKlinger AG	18,000	146,765
* #	EM. Sports Media AG	155,529	325,309
	Erlus AG	297	79,505
	Euwax AG	17,978	997,566
* #	Evotec AG	1,454,789	1,907,674
#	Fielmann AG	56,670	3,157,895
*	FJA AG	94,035	177,930
*	Freenet AG	225,238	1,358,790
	Fuchs Petrolub AG	29,856	1,846,454
	GBW AG	28,417	325,970
	GEA Group AG	57,442	827,790
*	Gerresheimer AG	17,628	595,503
	Gerry Weber International AG	48,142	890,417
	Gesco AG	9,182	421,547
#	GFK AG	75,456	1,486,133
*	GFT Technologies AG	66,050	106,289
	Gildemeister AG	43,990	429,105
	Grammer AG	5,985	63,116
	Grenkeleasing AG	31,484	861,050
	Hamborner AG	63,000	451,021
*	Hansa Group AG	146,815	229,715
#	Hawesko Holding AG	19,463	417,284
* #	IKB Deutsche Industriebank AG	21,843	45,084
	Indus Holding AG	40,147	709,234
	Innovation in Traffic Systems AG	23,949	155,778
*	Integralis AG	28,950	117,276
	INTERSEROH SE	22,142	1,131,607
* #	Intershop Communications AG	58,426	108,459
#	Isra Vision Systems AG	10,917	93,332
#	IVG Immobilien AG	530,609	3,520,578
* #	Jenoptik AG	153,250	928,991
	K&S AG	7,984	309,268
*	Kampa AG	35,505	136,906
	KERAMAG Keramische Werke AG	12,623	1,059,928
#	Kizoo AG	33,967	236,321
	Kontron AG	176,510	1,383,053
	Krones AG	72,622	3,189,995
#	KSB AG	4,390	1,479,154
#	Kuka AG	83,226	1,446,008
	KWS Saat AG	23,752	2,934,396
#	Lanxess AG	218,704	3,310,026
*	Leifheit AG	12,500	117,985
#	Leoni AG	112,502	1,425,476
	Loewe AG	25,187	304,641
*	Manz Automation AG	553	53,742
*	Marbert AG	1,360	8,663
#	MasterFlex AG	10,531	100,354
*	Maxdata Computer AG	94,120	20,393
*	Mediclin AG	79,703	263,966
* #	Medigene AG	87,499	538,396

10

#	Medion AG	81,672	766,408
	Mensch und Maschine Software AG	27,532	137,800
#	MLP AG	213,752	2,637,877
*	Mologen AG	22,062	143,642
*	Morphosys AG	19,152	1,174,579
	MTU Aero Engines Holding AG	163,223	3,216,477
	Muehlabauer Holdings AG & Co. KGAA	14,905	371,553
	MVV Energie AG	136,685	5,376,434
#	Nemetschek AG	23,340	281,873
*	Nexus AG	33,813	84,313
	Norddeutsche Affinerie AG	150,696	4,825,227
* #	Nordex AG	104,915	1,417,971
*	november AG	32,224	14,133
#	OHB Technology AG	37,069	266,311
	Oldenburgische Landesbank AG	4,234	229,079
	P&I Personal & Informatik AG	17,889	291,187
	PC-Ware AG	15,184	302,345
#	Pfeiffer Vacuum Technology AG	30,723	1,854,571
#	Pfleiderer AG	166,950	1,453,561
* #	Plambeck Neue Energien AG	148,115	206,780
*	Plasmaselect AG	324,899	264,009
	Progress-Werk Oberkirch AG	6,250	171,376
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	160,449
	Puma AG Rudolf Dassler Sport	2,479	414,785
*	PVATepla AG	51,882	259,167
* #	QIAGEN NV	549,765	7,835,387
*	QSC AG	287,340	444,499
	R. Stahl AG	14,410	373,770
#	Rational AG	14,646	1,506,332
	REALTECH AG	13,541	178,102
#	Renk AG	18,838	1,016,821
* #	REpower Systems AG	20,482	2,823,414
#	Rheinmetall AG	107,359	3,271,883
	Rhoen-Klinikum AG	284,706	6,123,128
	Ruecker AG	21,675	193,181
	Sartorius AG	31,248	374,436
	Sektkellerei Schloss Wachenheim AG	15,120	86,364
*	SER Systems AG	9,400	299
* #	SGL Carbon AG	217,830	4,276,121
*	Sinner AG	2,660	65,436
#	Sixt AG	37,202	567,720
	SM Wirtschaftsberatungs AG	18,841	154,321
	Software AG	70,053	3,433,418
* #	Solar Millennium AG	34,471	588,291
* #	Solon AG fuer Solartechnik	18,438	553,671
	Stada Arzneimittel AG	173,213	5,284,135
	STINAG Stuttgarter Invest AG	35,003	829,045
*	Stoehr & Co. AG	11,000	42,902
#	Stratec Biomedical Systems AG	26,506	437,125
	Sued-Chemie AG	28,301	2,628,412
#	Suedzucker AG	156,058	1,734,927
* #	Suess Microtec AG	59,969	136,696

11

	Symrise AG	164,574	2,000,032
	Syzygy AG	30,656	115,352
	Takkt AG	142,434	1,397,226
*	TDS Informationstechnologie AG	89,063	391,052
	Telegate AG	20,500	240,097
* #	Tomorrow Focus AG	101,081	312,748
	Umweltbank AG	17,805	298,475
	United Internet AG	27,992	251,208
	VBH Holding AG	9,415	43,430
* #	Versatel AG	12,209	207,598
#	Vossloh AG	35,932	2,737,575
*	Wanderer-Werke AG	7,903	40,466
	Wincor Nixdorf AG	112,151	4,871,414
*	Wirecard AG	255,878	1,458,829
	Wuerttembergische Lebensversicherung AG	27,308	571,723
	Wuerttembergische Metallwarenfabrik AG	29,451	729,539

TOTAL — GERMANY			171,153,184

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	36,344	86,299
*	Agricultural Insurance S.A.	1,399	6,098
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	3,002,979
*	Alfa Alfa Energy S.A.	3,810	6,750
	Alfa-Beta Vassilopoulos S.A.	20,879	616,362
*	Altec S.A. Information & Communication Systems	80,278	22,683
	Alumil Milonas Aluminum Industry S.A.	52,886	96,323
*	Alysida S.A.	2,376	6,029
	Anek Lines S.A.	620,975	873,516
	Aspis Bank S.A.	228,007	316,579
*	Astir Palace Hotels S.A.	95,799	380,828
	Athens Medical Center S.A.	150,874	262,132
*	Atlantic Supermarkets S.A.	35,080	78,851
	Atti-Kat S.A.	56,554	16,771
	Autohellas S.A.	83,520	131,001
*	Babis Vovos International Construction S.A.	59,807	1,121,038
*	Balafas S.A.	15,200	3,681
*	Balkan Real Estate S.A.	41,970	86,963
	Bank of Attica S.A.	202,452	487,714
	Bank of Greece	73,229	4,716,234
	Benrubi S.A.	20,823	90,795
	C. Rokas S.A.	44,569	911,278
	Centric Multimedia S.A.	51,942	60,402
*	Daios Plastics S.A.	16,350	167,247
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	462,183
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	212,859
*	Elbisco Holding S.A.	28,098	30,440
	Elektrak S.A.	36,580	144,143
	Elektroniki Athinon S.A.	34,490	127,042
*	Elephant S.A.	26,310	—

12

	Ellaktor S.A.	508,053	2,592,297
*	Emporiki Bank of Greece S.A.	5,563	54,178
	Etma Rayon S.A.	11,242	20,203
	Euro Reliance General Insurance Co. S.A.	55,110	67,299
	Euromedica S.A.	64,900	243,253
	EYDAP Athens Water Supply & Sewage Co. S.A.	57,572	492,147
	F.G. Europe S.A.	4,536	7,113
	Fourlis Holdings S.A.	128,489	1,445,608
	Frigoglass S.A.	85,507	535,639
	GEK Group of Cos S.A.	171,119	579,076
	Halkor S.A.	226,556	285,256
	Hellenic Cables S.A.	65,236	130,767
	Hellenic Duty Free Shops S.A.	98,334	765,259
	Hellenic Exchanges S.A.	133,376	1,165,481
	Hellenic Petroleum S.A.	11,094	91,908
*	Hellenic Sugar Industry S.A.	78,005	150,131
	Heracles General Cement Co. S.A.	90,588	562,536
	Iaso S.A.	206,042	1,372,450
	Inform P. Lykos S.A.	35,570	85,616
*	Informatics S.A.	3,778	1,493
	Intracom Technical & Steel Constructions S.A.	345,350	183,334
*	Ionian Hotel Enterprises S.A.	16,914	340,622
*	Ipirotiki Software & Publications S.A.	22,110	54,670
	Karelia Tobacco Co., Inc. S.A.	5,810	302,338
	Kathimerini Publishing S.A.	47,170	258,161
*	Katselis Sons S.A. Bread Industry	41,545	36,510
	Lambrakis Press S.A.	115,149	340,070
*	Lan-Net S.A.	126,887	19,407
*	Lavipharm S.A.	96,324	118,021
*	Loulis Mills S.A.	41,702	131,368
*	Maritime Company of Lesvos S.A.	299,836	183,435
	Metka S.A.	97,586	937,597
	Michaniki S.A.	165,545	285,935
	Minoan Lines S.A.	248,689	1,633,856
	Motodynamic S.A.	2,182	5,900
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,408,877
	Mytilineos Holdings S.A.	308,027	1,943,890
*	Neorion New S.A. Holdings	24,145	15,155
*	Pegasus Publishing S.A.	95,510	153,869
*	Petzetakis S.A.	22,098	5,414
	Piraeus Port Authority S.A.	17,752	213,875
*	Promota Hellas S.A.	8,860	2,597
	Real Estate Development & Services S.A.	94,497	210,789
	S&B Industrial Minerals S.A.	54,669	576,072
	Sanyo Hellas S.A.	23,637	8,214
	Sarantis S.A.	74,884	487,412
*	Selected Textile Industry Assoc. S.A.	87,690	33,679
	Sfakianakis S.A.	91,320	197,923
*	Shelman Hellenic-Swiss Wood S.A.	155,548	60,132
*	Singularlogic S.A.	100,470	259,304
*	Spyroy Agricultural Products S.A.	61,348	79,870
	Teletypos S.A. Mega Channel	77,669	645,185

13

	Terna Tourist Technical & Maritime S.A.	101,190	312,225
*	Themeliodomi S.A.	37,422	17,648
	Thessaloniki Port Authority S.A.	6,936	128,740
	Thrace Plastics Co. S.A.	109,280	82,841
	Titan Cement Co. S.A.	76,527	1,306,970
	TT Hellenic Postbank S.A.	322,690	2,006,387
*	Varvaressos S.A. European Spinning Mills	36,350	9,289
	Viohalco S.A.	406,612	1,922,994

TOTAL — GREECE			42,093,505

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	84,370	332,136
*	Aer Lingus Group P.L.C.	380,166	522,152
*	Aminex P.L.C.	440,966	79,145
*	Aryzta AG (B39VJ74)	175,745	6,265,167
*	BlackRock International Land P.L.C.	897,420	115,196
	C&C Group P.L.C. (B010DT8)	375,871	547,635
	C&C Group P.L.C. (B011Y09)	298,624	434,380
	DCC P.L.C.	308,989	4,824,869
	Donegal Creameries P.L.C.	26,085	132,159
*	Dragon Oil P.L.C.	1,438,888	3,734,083
	FBD Holdings P.L.C.	126,251	1,836,544
	Fyffes P.L.C.	1,020,533	346,001
	Glanbia P.L.C. (0066950)	765,926	2,822,605
	Glanbia P.L.C. (4058629)	1,000	3,689
	Grafton Group P.L.C.	107,557	321,642
	Greencore Group P.L.C.	601,145	927,969
	IFG Group P.L.C.	205,432	243,323
	Independent News & Media P.L.C.	1,021,294	836,697
	Irish Continental Group P.L.C.	91,113	1,804,084
	Irish Life & Permanent P.L.C.	51,604	150,369
* #	Kenmare Resources P.L.C.	2,265,253	524,471
	Kingspan Group P.L.C.	351,640	2,023,167
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	203,023
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	12,259
	Paddy Power P.L.C.	180,573	3,090,685
*	Providence Resources P.L.C.	6,258,198	190,661
	Smurfit Kappa Group P.L.C.	273,766	488,626
	Total Produce P.L.C.	871,395	338,071
	United Drug P.L.C.	790,348	3,078,848
*	Waterford Wedgwood P.L.C.	7,869,750	10,127
TOTAL COMMON STOCKS			36,239,783

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			36,239,783

14

ITALY — (7.1%)
COMMON STOCKS — (7.1%)
*	A.S. Roma SpA	293,436	224,763
	ACEA SpA	214,345	2,794,902
	Acegas-APS SpA	110,973	764,853
	Actelios SpA	15,845	73,510
* #	Aedes SpA	1,201,673	794,820
	Aeroporto de Firenze SpA	17,399	379,050
*	Ansaldo STS SpA	4,230	54,189
	Astaldi SpA	216,415	927,052
#	Autogrill SpA	231,260	1,848,112
#	Azimut Holding SpA	424,469	2,436,356
#	Banca Finnat Euramerica SpA	685,945	480,971
#	Banca Generali SpA	21,809	99,262
	Banca Ifis SpA	52,946	448,713
* #	Banca Italease SpA	243,660	1,184,968
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,619,069
	Banca Popolare di Milano Scarl	43,809	256,394
	Banca Profilo SpA	253,156	193,046
	Banco di Desio e della Brianza SpA	285,438	1,655,185
#	Beghelli SpA	427,981	292,217
	Benetton Group SpA	209,290	1,475,585
#	Beni Stabili SpA, Roma	1,309,500	796,089
#	Biesse SpA	54,004	347,835
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	406,264
	Brembo SpA	141,075	1,046,927
#	Bulgari SpA	395,239	2,955,998
	Buzzi Unicem SpA	22,271	270,637
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,539,351
	Caltagirone SpA	248,460	926,636
	Cam Finanziaria SpA	36,527	20,989
	Carraro SpA	85,800	322,279
	Cembre SpA	40,330	167,981
	Cementir SpA	254,820	799,793
*	Ciccolella SpA	30,000	30,890
#	Class Editore SpA	165,655	156,587
	Credito Artigiano SpA	361,183	978,461
	Credito Bergamasco SpA	133,144	3,943,643
	Credito Emiliano SpA	228,115	1,460,184
	CSP International Fashion Group SpA	52,952	57,029
	Danieli & Co. SpA	94,234	1,174,428
	Davide Campari - Milano SpA	457,009	3,189,931
	De Longhi SpA	305,654	736,983
* #	Digital Multimedia Technologies SpA	24,275	553,511
*	EEMS Italia SpA	4,797	8,224
#	Emak SpA	57,399	288,794
* #	ERG Renew SpA	95,849	124,480
#	ERG SpA	189,613	2,535,074
	Ergo Previdenza SpA	124,622	694,887
*	ErgyCapital SpA	4,794	3,036
	Esprinet SpA	37,000	123,331
*	Eurotech SpA	33,938	138,741

15

* #	Fastweb SpA	25,355	451,107
* #	Fiera Milano SpA	37,863	238,405
	Gefran SpA	31,849	134,913
* #	Gemina SpA	1,186,766	690,286
#	Geox SpA	104,831	773,996
	Gewiss SpA	241,787	976,702
	Granitifiandre SpA	79,737	379,912
	Gruppo Ceramiche Ricchetti SpA	127,131	191,143
*	Gruppo Coin SpA	77,286	183,242
#	Gruppo Editoriale L’Espresso SpA	785,185	1,171,081
#	Hera SpA	958,844	2,113,902
	I Grandi Viaggi SpA	98,547	96,140
#	Immsi SpA	696,806	620,493
* #	Impregilo SpA	1,180,326	3,140,855
#	Indesit Co. SpA	198,550	1,617,655
	Industria Macchine Automatique SpA	70,842	1,339,220
	Industria Romagnola Conduttori Elettrici SpA	43,452	89,156
	Intek SpA	661,259	322,203
	Interpump Group SpA	241,525	1,374,316
	Iride SpA	1,493,670	2,327,093
*	Isagro SpA	10,591	37,843
	Italmobiliare SpA	23,493	964,965
#	Mariella Burani SpA	57,876	766,426
	Marr SpA	127,201	687,424
	Mediolanum SpA	109,024	427,487
	Meliorbanca SpA	249,443	911,655
	Milano Assicurazioni SpA	635,144	2,076,402
	Mirato SpA	36,779	240,822
#	Mondadori (Arnoldo) Editore SpA	361,989	1,273,503
*	Monrif SpA	315,834	178,433
*	Montefibre SpA	182,887	63,528
* #	Nice SpA	14,229	47,883
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	122,887
	Permasteelisa SpA	65,300	950,377
* #	Piaggio & C SpA	353,619	632,405
* #	Pininfarina SpA	82,321	366,110
	Pirelli & Co. SpA	2,040,804	719,546
#	Premafin Finanziaria SpA	1,067,448	1,899,323
*	Prysmian SpA	64,932	787,694
*	RDM Realty SpA	5,771	14,727
	Recordati SpA	390,377	1,845,060
*	Richard-Ginori 1735 SpA	140,800	73,936
#	Sabaf SpA	22,649	466,833
	SAES Getters SpA	30,068	312,651
#	Safilo Group SpA	503,765	495,704
* #	Snai SpA	63,916	190,961
*	Societa Iniziative Autostradali e Servizi SpA	5,586	36,333
#	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375
	Sogefi SpA	173,096	282,718
	Sol SpA	188,464	679,478
*	Sorin SpA	1,079,611	748,099

16

*	Stefanel SpA	216,413	113,477
* #	Tiscali SpA	1,176,229	1,031,961
#	Tod’s SpA	50,479	2,107,336
#	Trevi Finanziaria SpA	121,804	1,415,298
*	Viaggi del Ventaglio SpA	93,237	35,857
	Vianini Industria SpA	59,070	131,189
	Vianini Lavori SpA	175,511	1,045,803
*	Vincenzo Zucchi SpA	144,350	245,648
	Vittoria Assicurazioni SpA	60,673	710,426
TOTAL COMMON STOCKS			94,975,413

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	13,670
*	Negri Bossi SpA Warrants 06/30/10	38,000	1,695
TOTAL RIGHTS/WARRANTS			15,365

TOTAL — ITALY			94,990,778

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
#	Aalberts Industries NV	355,012	3,243,280
#	Accell Group NV	33,378	759,109
*	AFC Ajax NV	18,134	141,744
	Amsterdam Commodities NV	60,689	270,523
#	Arcadis NV	180,820	2,139,969
* #	ASM International NV	196,173	1,885,747
*	Atag Group NV	4,630	1,711
	Batenburg Beheer NV	10,306	261,175
#	Beter Bed Holding NV	67,391	717,702
#	Boskalis Westminster CVA	133,054	4,392,541
#	Brunel International NV	63,199	817,325
	Crown Van Gelder NV	18,307	159,102
* #	Crucell NV	230,971	2,688,134
*	Crucell NV ADR	45,768	532,740
	DOCdata NV	22,463	156,445
#	Draka Holding NV	47,528	573,930
#	Eriks Group NV	42,708	1,573,511
	Exact Holding NV	94,955	2,214,595
	Fornix Biosciences NV	29,890	262,469
#	Grontmij NV	75,848	1,653,343
	Imtech NV	248,834	3,801,534
#	Innoconcepts NV	77,911	633,859
*	Jetix Europe NV	129,665	2,192,855
	Kas Bank NV	47,628	765,524
	Kendrion NV	39,829	607,202
	Koninklijke Bam Groep NV	415,704	3,694,748
#	Koninklijke Ten Cate NV	95,407	2,022,840
#	Koninklijke Vopak NV	71,411	2,315,397
* #	Laurus NV	255,159	906,640
#	Macintosh Retail Group NV	43,877	478,851
	Nederlandsche Apparatenfabriek NV	28,810	628,487

17

*	Nedfield NV	1,058	1,080
	Nutreco Holding NV	139,331	4,442,381
#	Oce NV	336,989	1,559,491
#	OPG Groep NV	208,313	2,997,589
	Ordina NV	150,761	791,853
*	Punch Graphix NV	49,509	188,745
* #	Qurius NV	351,539	122,484
	Randstad Holdings NV	25,148	488,820
	Royal Reesink NV	2,050	183,307
	RSDB NV	12,436	276,719
*	Samas NV	435,697	608,925
#	SBM Offshore NV	43,151	759,029
#	Sligro Food Group NV	150,253	3,234,255
	Smit Internationale NV	44,064	2,973,070
	SNS Reaal	101,478	744,411
	Stern Groep NV	1,258	26,999
#	Telegraaf Media Groep NV	168,309	3,212,122
*	Textielgroep Twenthe NV	1,000	3,186
	TKH Group NV	98,188	1,564,927
* #	TomTom NV	83,252	634,624
	Unit 4 Agresso NV	74,403	1,114,489
#	USG People NV	187,078	1,955,342
*	Van der Moolen Holding NV	117,201	398,866
	Wavin NV	61,151	213,397

TOTAL — NETHERLANDS			70,989,143

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
	Aktiv Kapital ASA	78,617	681,502
	Arendals Fosse Kompani ASA	100	23,194
* #	Blom ASA	80,567	262,809
	Bonheur ASA	65,500	1,256,914
* #	BW Gas, Ltd.	117,729	249,955
* #	BW Offshore, Ltd.	130,779	126,945
#	Camillo Eitze & Co. ASA	58,200	290,716
#	Cermaq ASA	271,512	1,066,764
*	Copeinca ASA	32,494	53,069
* #	Det Norske Oljeselskap ASA	3,050,200	2,053,957
#	DOF ASA	117,912	544,868
	EDB Business Partner ASA	167,534	313,420
*	Eitzen Chemical ASA	68	153
	Ekornes ASA	111,890	1,162,039
*	Ementor ASA	222,782	678,803
	Farstad Shipping ASA	62,940	824,303
	Ganger Rolf ASA	52,803	925,867
*	Gregoire ASA	25,808	2,203
	Havila Shipping ASA	22,400	157,565
* #	IOT Holdings ASA	75,603	7,296
	Kongsberg Gruppen ASA	48,080	2,210,856
*	Kverneland Group ASA	258,080	187,792
#	Leroy Seafood Group ASA	97,100	851,149

18

*	Marine Harvest	1,641,081	265,076
*	Nordic Semiconductor ASA	4,000	11,298
* #	Norse Energy Corp. ASA	1,143,079	580,565
* #	Norske Skogindustrier ASA Series A	320,620	1,105,158
* #	Norwegian Air Shuttle ASA	49,007	214,388
	Odfjell ASA Series A	92,300	711,838
*	ODIM ASA	56,787	346,115
	Olav Thon Eiendomsselskap ASA	12,980	1,014,231
*	Otrum ASA	50,600	37,691
*	PCI Biotech AS	3,357	4,615
* #	Petrolia Drilling ASA	7,426,093	1,222,855
* #	Photocure ASA	33,562	134,745
	Prosafe ASA	549,806	2,043,808
*	Revus Energy ASA	60,749	931,444
	Rieber and Son ASA Series A	106,654	578,184
* #	Roxar ASA	111,454	49,788
	Scana Industrier ASA	294,078	252,965
	Schibsted ASA	65,794	782,616
	Solstad Offshore ASA	58,300	527,171
	SpareBanken 1 SMN	149,010	586,970
	Tandberg ASA Series A	151,863	1,878,915
* #	TGS Nopec Geophysical Co. ASA	429,529	2,388,361
#	Tomra Systems ASA	587,328	2,731,400
#	TTS Marine ASA	41,000	130,267
	Veidekke ASA	310,230	960,379
	Wilh. Wilhelmsen ASA	61,950	890,894

TOTAL — NORWAY			34,313,876

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	68,155	215,750
#	Banco BPI SA	467,800	964,084
*	Banif SGPS SA	60,818	91,104
	Corticeira Amorim	223,729	307,246
	Finibanco Holdings SGPS SA	191,844	819,553
	Ibersol SGPS SA	20,401	138,803
* #	Impresa Sociedade Gestora de Participacoes SA	369,303	276,045
*	Investimentos Participacoes e Gestao SA	319,480	190,808
	Jeronimo Martins SGPS SA	731,945	3,735,278
#	Mota-Engil SGPS SA	341,524	1,097,670
*	Novabase SGPS	65,729	378,736
* #	ParaRede SGPS SA	54,559	55,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,762,548
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,521,793
	Sag Gest - Solucoes Automovel Globais SGPS SA	275,027	506,293
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,251,000
#	Sonae Industria SGPS SA	272,336	717,706
* #	Sonaecom SGPS SA	566,978	880,441
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	133,313
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	680,933
	Toyota Caetano Portugal SA	53,308	676,040

TOTAL — PORTUGAL			17,400,734

19

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
#	Abengoa SA	134,166	1,959,169
	Adolfo Dominguez SA	20,351	184,693
#	Amper SA	88,114	487,121
#	Antena 3 de Television SA	240,050	1,282,119
* #	Avanzit SA	555,254	863,669
* #	Azkoyen SA (5730324)	67,174	315,011
*	Azkoyen SA (B3DJ684)	3,358	15,711
#	Banco de Andalucia SA	9,516	437,073
	Banco de Credito Balear SA	34,397	632,763
#	Banco Guipuzcoano SA	335,442	2,624,740
#	Banco Pastor SA	248,071	2,062,179
*	Baron de Ley SA	13,910	779,183
* #	Bolsas y Mercados Espanoles	107,516	2,623,700
#	Campofrio Alimentacion SA	96,991	1,084,812
#	Cementos Portland Valderrivas SA	30,644	1,115,568
	Compania Vinicola del Norte de Espana SA	16,119	171,224
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,035,963
* #	Corporacion Dermoestetica	65,100	329,040
#	Duro Felguera SA	172,631	914,777
	Ebro Puleva SA	304,797	3,963,045
#	Elecnor SA	198,254	2,344,344
* #	Ercros SA	2,261,056	434,531
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,351,492
* #	General de Alquiler de Maquinaria	32,241	276,212
#	Gestevision Telecinco SA	161,568	1,297,191
	Grupo Catalana Occidente SA	160,495	2,524,102
#	Grupo Empresarial Ence SA	358,144	1,652,846
	Iberia Lineas Aereas de Espana SA	1,381,661	3,259,591
	Iberpapel Gestion SA	25,850	389,234
* #	Inbesos SA	12,494	54,497
#	Indra Sistemas SA	46,045	894,702
	Inmobiliaria del SUR SA (B19DFV2)	2,764	87,785
*	Inmobiliaria del SUR SA (B3CG8V3)	138	4,382
* #	La Seda de Barcelona SA	1,923,682	985,799
	Mecalux SA	59,551	1,041,423
	Miquel y Costas & Miquel SA	26,111	307,429
	Natra SA	85,540	529,473
* #	Natraceutical SA	725,142	557,622
#	NH Hoteles SA	252,650	1,912,537
#	Nicolas Correa SA	26,994	163,030
	Obrascon Huarte Lain SA	130,017	1,633,508
#	Papeles y Cartones de Europa SA	193,369	923,775
	Pescanova SA	25,677	930,082
	Prim SA (B0Z3382)	35,840	263,460
*	Prim SA (B3DJ3T4)	3,584	26,312

20

#	Promotora de Informaciones SA	303,496	1,188,707
	Prosegur Cia de Seguridad SA	87,574	2,487,935
*	Realia Business SA	40,057	111,771
#	Service Point Solutions SA	461,144	538,675
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	282,313
#	Sol Melia SA	206,682	971,147
#	SOS Cuetara SA	346,559	4,826,405
* #	Tavex Algodonera SA	244,131	231,246
*	Technocom Telecom Issue 08	12,437	50,250
*	Tecnicas Reunidas SA	12,462	356,009
* #	Tecnocom Telecomunicaciones y Energia SA	120,404	490,390
#	Tubacex SA	427,191	1,523,327
	Tubos Reunidos SA	422,653	1,120,128
#	Unipapel SA	47,385	617,953
* #	Vertice Trescientos Sesenta Grados SA	57,183	60,304
	Vidrala SA	64,706	1,361,066
#	Viscofan SA	183,430	3,155,006
#	Vocento SA	193,449	1,142,989
* #	Zeltia SA	556,824	2,774,710

TOTAL — SPAIN			72,017,250

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	52,836	648,381
#	Acando AB	160,086	229,336
*	Active Biotech AB	83,850	419,485
	Addtech AB Series B	59,000	708,273
	AF AB Series B	47,200	781,321
	Aros Quality Group AB	41,400	154,236
	Atrium Ljungberg AB Series B	15,200	87,624
	Axfood AB	89,350	1,722,073
#	Axis Communications AB	174,894	1,872,732
	B&B Tools AB	77,850	847,456
*	BE Group AB	38,662	113,351
	Beiger Electronics AB	14,700	208,492
	Beijer Alma AB	57,200	497,244
	Bergs Timber AB Series B	17,000	36,475
	Bilia AB Series A	113,425	324,996
	Billerud AB	163,300	921,839
*	BioGaia AB Series B	38,000	168,435
*	Biotage AB	141,240	111,146
*	Biovitrum AB	4,540	33,334
#	Boliden AB	259,224	623,507
	Bong Ljungdahl AB	24,800	50,239
*	Boras Waefveri AB Series B	13,400	10,180
*	Brostrom AB Series B	93,359	687,739
	Cantena AB	56,762	515,462
#	Cardo AB	61,300	889,751
*	Carl Lamm Holding AB	37,870	159,581
	Castellum AB	408,700	2,774,388
	Cloetta AB Series B	28,800	850,605

21

	Concordia Maritime AB Series B	70,300	153,484
	Consilium AB Series B	16,994	84,572
#	D. Carnegie & Co. AB	181,000	492,120
*	DORO AB	1,200	929
#	Elekta AB Series B	302,500	3,825,462
*	Enea Data AB Series B	56,200	187,168
	Fabege AB	391,400	1,551,741
	Fagerhult AB	16,800	300,823
	G & L Beijer AB Series B	27,400	461,062
#	Gunnebo AB	106,800	293,569
	Hakon Invest AB	18,599	212,275
	Haldex AB	72,500	337,996
	Heba Fastighets AB Series B	43,500	270,217
#	Hemtex AB	5,700	21,386
*	Hexpol AB	8,172	32,796
*	HIQ International AB	123,289	394,013
	HL Display AB Series B	57,600	208,088
	Hoganas AB Series B	85,800	1,206,871
	Holmen AB Series B	1,119	31,541
*	Home Capital AB	25,400	207,848
#	Home Properties AB	25,400	248,790
	Industrial & Financial Systems AB Series B	50,260	219,840
	Intrum Justitia AB	180,322	1,781,581
#	JM AB	267,473	1,433,969
*	KappAhl Holding AB	93,099	345,056
	Klovern AB	294,976	592,436
#	Kungsleden AB	412,300	1,994,631
	Lagercrantz Group AB Series B	64,300	188,883
	Lammhults Design Group AB	19,547	117,887
*	LBI International AB	127,651	182,746
#	Lennart Wallenstam Byggnads AB Series B	120,400	956,958
*	Lindab International AB	54,077	414,082
*	Lundin Petroleum AB	3,474	16,585
#	Meda AB Series A	102,190	661,256
*	Medivir AB Series B	44,650	284,905
*	Mekonomen AB	11,461	125,707
*	Midelfart Sonesson AB Series B	4,160	3,208
	Munters AB	181,900	960,396
	NCC AB Series B	216,320	1,767,611
* #	Net Insight AB Series B	924,000	363,017
#	NIBE Industrier AB	192,620	1,045,223
	Nobia AB	421,100	917,433
	Nolato AB Series B	66,440	360,389
	OEM International AB Series B	44,400	239,453
#	ORC Software AB	36,300	369,938
*	Pa Resources AB	357,209	899,468
*	Partnertech AB	28,800	79,389
#	Peab AB Series B	243,200	682,364
	Peab Industri AB	121,800	501,217
	Poolia AB Series B	33,150	104,515
*	Pricer AB Series B	1,711,500	77,750
	ProAct IT Group AB	29,000	120,695

22

* #	Proffice AB	215,400	270,542
	Profilgruppen AB	13,582	73,467
#	Q-Med AB	154,800	636,637
	Rederi AB Transatlantic Series B	93,000	374,022
*	Rezidor Hotel Group AB	25,030	66,549
*	SAS AB	65,075	344,107
*	Scribona AB Series B	226,140	131,637
*	Semcon AB	39,900	135,058
	Sigma AB Series B	25,800	12,099
*	Sintercast AB	11,800	103,154
#	Skistar AB	92,100	827,616
	Studsvik AB	21,900	193,994
	SWECO AB Series B	183,300	1,123,522
#	Trelleborg AB Series B	292,855	1,750,673
#	Uniflex AB Series B	3,630	33,753
	VBG AB Series B	1,084	9,044
*	Vitrolife AB	41,500	126,009
	Wihlborgs Fastigheter AB	63,858	676,191

TOTAL — SWEDEN			51,667,094

SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
	Acino Holding AG	8,398	1,739,138
	AFG Arbonia-Forster Holding AG	4,661	587,431
	Allreal Holding AG	31,773	3,234,954
	Also Holding AG	16,195	590,017
*	Aryzta AG (B39VJC9)	49,848	1,762,325
*	Ascom Holding AG	89,822	583,538
	Bachem Holdings AG	25,672	1,848,608
	Bank Coop AG	30,796	1,988,717
	Bank Sarasin & Cie Series B	172,644	5,080,646
	Banque Cantonale de Geneve	4,021	824,076
	Banque Cantonale du Jura	4,500	245,711
	Banque Cantonale Vaudoise	8,999	2,005,825
	Banque Privee Edmond de Rothschild SA	157	4,058,816
	Barry Callebaut AG	4,546	2,271,793
	Basellandschaftliche Kantonalbank	583	489,178
*	Basilea Pharmaceutica AG	2,629	356,482
	Basler Kantonalbank	5,099	505,393
	Belimo Holdings AG	1,830	1,256,571
*	Bell Holding AG	33	35,626
	Bellevue Group AG	26,524	917,380
	Berner Kantonalbank	24,383	4,770,531
	Bobst Group AG	35,619	1,289,097
	Bossard Holding AG	8,222	456,817
	Bucher Industries AG	32,519	3,513,579
	Calida Holding AG	396	106,105
*	Card Guard AG	32,013	262,074
	Carlo Gavazzi Holding AG	1,065	104,623
*	Centralschweizerische Kraftwerke AG	96	41,391
	Charles Voegele Holding AG	28,617	1,036,949

23

	Clariant AG	756,817	4,695,179
	Compagnie Financiere Tradition	5,052	420,376
	Conzzeta AG	1,375	2,013,381
*	Cytos Biotechnology AG	2,412	73,085
	Daetwyler Holding AG	33,791	1,372,465
	Edipresse SA	1,527	388,469
	EFG International AG	13,169	283,497
*	Eichhof Holding AG	458	139,924
	Elektrizitaets-Gesellschaft Laufenberg AG	3,115	2,992,079
	ELMA Electronic AG	472	201,496
	Emmi AG	13,244	1,257,516
	EMS-Chemie Holding AG	26,147	1,974,364
	Energiedienst Holding AG	80,254	3,457,977
	Feintol International Holding AG	1,601	287,784
	Flughafen Zuerich AG	13,056	3,478,698
#	Forbo Holding AG	5,817	1,430,009
	Fuchs Petrolub AG	19,235	1,271,331
#	Galenica Holding AG	15,281	4,620,503
	George Fisher AG	10,991	2,464,461
	Gurit Holding AG	1,288	578,894
	Helvetia Holding AG	12,462	2,136,290
	Hexagon AB	81,720	529,070
	Implenia AG	48,118	1,373,733
	Industrieholding Cham AG	1,655	397,726
	Interroll-Holding SA	2,404	496,029
	Intershop Holding AG	3,345	838,178
	Jelmoli Holding AG (4382641)	1,477	2,603,020
#	Jelmoli Holding AG (4382652)	2,754	1,035,826
#	Kaba Holding AG	10,381	2,239,133
*	Kardex AG	17,464	500,461
	Komax Holding AG	8,744	567,078
#	Kudelski SA	103,843	1,095,143
	Kuoni Reisen Holding AG	13,201	3,867,768
	Lem Holdings SA	3,546	591,322
	Lonza Group AG	1,055	87,557
#	Luzerner Kantonalbank AG	18,055	3,824,786
	Medisize Holding AG	12,876	601,535
*	Metall Zug AG	151	259,772
	Metraux Services Holdings SA	1,853	160,118
	Mobilezone Holding AG	112,258	726,298
	Orell Fuessli Holding AG	4,930	788,414
*	Parco Industriale e Immobiliare SA	600	1,811
*	Petroplus Holdings AG	9,089	241,995
	Phoenix Mecano AG	2,953	889,458
	PSP Swiss Property AG	141,111	6,105,200
#	Rieters Holdings AG	15,236	2,640,059
	Romande Energie Holding SA	2,758	4,765,169
*	Schaffner Holding AG	1,830	268,803
	Schulthess Group AG	14,148	476,759
	Schweiter Technology AG	4,072	1,340,566
	Schweizerische National Versicherungs Gesellschaft	1,827	993,074
	SIA Abrasives Holding AG	2,312	861,351

24

	Siegfried Holding AG	8,312	646,280
	Sika AG	2,878	2,269,230
	Societa Elettrica Sopracenerina SA	2,340	515,781
	Societe Generale d’Affichage	5,703	690,880
	St. Galler Kantonalbank	8,951	3,125,641
	Sulzer AG	29,261	1,727,566
#	Swiss Prime Site AG	79,934	3,678,283
*	Swisslog Holding AG	775,803	388,867
*	Swissmetal Holding AG	13,504	145,814
	Swissquote Group Holding SA	40,025	1,172,811
	Tamedia AG	14,878	968,795
	Tecan Group AG	38,976	1,749,855
* #	Temenos Group AG	148,205	1,856,172
	Tornos SA	38,028	181,018
	Valiant Holding AG	57,514	9,909,695
	Valora Holding AG	11,656	1,689,966
	Vaudoise Assurances Holdings SA	3,140	448,550
*	Verwaltungs und Privat-Bank AG	562	77,962
	Villars Holding SA	150	70,686
#	Vontobel Holdings AG	94,743	2,120,776
*	VZ Holding AG	266	10,923
	Walliser Kantonalbank	1,416	570,657
	WMH Walter Meier Holding AG	4,738	325,084
	Ypsomed Holdings AG	2,419	173,719
	Zehnder Holding AG	764	594,816
	Zueblin Immobilien Holding AG	76,620	414,947
	Zuger Kantonalbank	613	1,794,688
TOTAL COMMON STOCKS			155,987,843

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	663,447

TOTAL — SWITZERLAND			156,651,290

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000

		Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @	DFA Short Term Investment Fund LP	235,721,235	235,721,235

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730

TOTAL SECURITIES LENDING COLLATERAL			236,014,965

TOTAL INVESTMENTS - (100.0%) (Cost $1,640,244,915)			$1,339,410,761

See accompanying Notes to Financial Statements.

25

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$7,023
	BBVA Banco Frances SA	6,152	5,252
*	Capex SA Series A	108,079	71,310
*	Celulosa Argentina SA Series B	1	—
*	Endesa Costanera SA Series B	76,100	44,044
*	Gas Natural Ban SA	345,000	148,758
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	94,021
	Ledesma S.A.A.I.	242,632	224,684
*	MetroGas SA Series B	50,000	7,524
*	Molinos Rio de la Plata SA Series B	596,060	1,535,166
	Siderar S.A.I.C. Series A	649,191	3,193,719
	Solvay Indupa S.A.I.C.	375,000	252,850

TOTAL — ARGENTINA			5,584,351

BRAZIL — (16.0%)
COMMON STOCKS — (6.5%)
	Brasil Telecom Participacoes SA	59,520	1,277,489
	Companhia de Bebidas das Americas	85,924	3,168,460
	Companhia Siderurgica Nacional SA	502,476	6,684,218
	CPFL Energia SA	1,935	28,491
#	Empresa Brasileira de Aeronautica SA ADR	330,900	6,922,428
	Perdigao SA ADR	457,126	13,370,936
	Petroleo Brasilerio SA ADR (71654V101)	1,934,642	42,697,549
	Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,906,530
	Souza Cruz SA	95,874	1,662,583
	Tele Norte Leste Participacoes SA	59,254	929,904
	Tractebel Energia SA	164,900	1,301,542
*	Vivo Participacoes SA	16,035	173,931
	Vivo Participacoes SA ADR	2,500	27,350
	Weg SA	310,566	1,763,195
TOTAL COMMON STOCKS			112,914,606

PREFERRED STOCKS — (9.5%)
#	Aracruz Celulose SA Series B	102,635	126,014
	Banci Itau Holding Financeira SA	1,507,125	16,278,202
	Banco Bradesco SA	1,636,841	18,774,751
	Brasil Telecom Participacoes SA	222,326	1,557,770
	Brasil Telecom Participacoes SA ADR	10,165	348,151
	Brasil Telecom SA	234,762	1,397,844
#	Braskem SA Preferred A Sponsored ADR	497,900	4,296,877

1

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	229,600	6,871,928
	Companhia de Bebidas das Americas	83	3,486
#	Companhia de Bebidas das Americas Preferred ADR	162,700	6,914,750
	Companhia Energetica de Minas Gerais	327,798	4,993,000
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	338,270
	Companhia Vale do Rio Doce Series A	2,173,591	25,212,251
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	3,799,895
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	5,980
	Gerdau SA	756,268	4,810,234
	Gerdau SA Sponsored ADR	2,037,600	13,061,016
	Metalurgica Gerdau SA	296,550	2,645,886
#	Net Servicos de Comunicacao SA Preferred ADR	982,327	6,424,419
#	Sadia SA ADR	1,234,266	7,479,652
	Tele Norte Leste Participacoes SA	180,034	2,434,801
	Tele Norte Leste Participacoes SA ADR	137,000	1,860,460
	Telecomunicacoes de Sao Paulo SA	247,800	5,490,145
	Telemar Norte Leste SA	63,412	1,545,421
#	Ultrapar Participacoes SA Sponsored ADR	173,754	3,214,449
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	113,178
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	2,901,680
	Unibanco-Uniao de Bancos Brasileiros Units SA	806,260	4,986,792
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	4,367,845
*	Vivo Participacoes SA	132,854	1,445,977
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	11,916,290
TOTAL PREFERRED STOCKS			165,617,414

TOTAL — BRAZIL			278,532,020

CHILE — (3.2%)
COMMON STOCKS — (3.2%)
#	Banco de Chile Series F ADR	49,895	1,576,680
	Banco Santander Chile SA ADR	73,998	2,649,129
*	Colbun SA	1,731,270	262,704
	Compania Cervecerias Unidas SA ADR	63,800	1,705,374
	Compania Telecomunicaciones de Chile SA Sponsored ADR	302,304	2,052,644
#	Distribucion y Servicio D&S SA ADR	208,828	3,719,227
	Embotelladora Andina SA Series A ADR	28,300	284,415
	Embotelladora Andina SA Series B ADR	46,400	549,840
#	Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,768,162
	Empresas Copec SA	20,500	169,602
	Enersis SA Sponsored ADR	1,398,003	20,131,243
#	Lan Airlines SA Sponsored ADR	299,002	3,016,930
	Masisa SA	706,560	53,733
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	7,996,566
#	Vina de Concha y Toro SA Sponsored ADR	58,550	1,607,198

TOTAL — CHILE			55,543,447

2

CHINA — (4.8%)
COMMON STOCKS — (4.8%)
#	Bank of China, Ltd.	60,844,000	17,765,768
#	Beijing Capital International Airport Co., Ltd.	9,832,000	5,544,166
	Beijing Enterprises Holdings, Ltd.	50,000	197,467
#	Byd Co., Ltd.	272,900	463,829
*	China High Speed Transmission Equipment Group Co., Ltd.	561,000	445,663
	China Mobile, Ltd. Sponsored ADR	54,000	2,370,060
	China Power International Development, Ltd.	1,633,000	300,624
	China Resources Enterprise, Ltd.	7,139,000	14,213,048
	China Resources Power Holdings Co., Ltd.	956,000	1,868,365
	China Travel International Investment Hong Kong, Ltd.	3,830,000	543,203
	Citic Pacific, Ltd.	17,336,000	14,098,717
*	CITIC Resources Holdings, Ltd.	3,666,000	278,841
	CNOOC, Ltd.	45,000	36,949
*	Country Garden Holdings Co.	2,395,000	425,439
	Dalian Port (PDA) Co., Ltd.	1,070,000	243,454
	FU JI Food & Catering Services	289,000	152,986
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	279,852
	Harbin Power Equipment Co., Ltd.	908,000	504,918
	HKC (Holdings), Ltd.	4,797,213	264,272
	Hopson Development Holdings, Ltd.	818,000	273,328
#	Huadian Power International Corp.	694,000	128,113
#	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	14,393,223
	Jiangsu Express Co., Ltd.	628,000	439,258
	Li Ning Co., Ltd.	467,500	578,554
*	Semiconductor Manufacturing International Corp. ADR	275,643	270,130
	Shenzhen Expressway Co., Ltd.	744,000	253,266
	Shenzhen International Holdings, Ltd.	9,752,500	329,187
	Sinotrans, Ltd.	1,852,000	415,858
	TPV Technology, Ltd.	1,848,000	366,902
	Travelsky Technology, Ltd.	740,000	178,052
#	ZTE Corp.	2,575,560	5,823,863

TOTAL — CHINA			83,447,355

CZECH REPUBLIC — (1.9%)
COMMON STOCKS — (1.9%)
	CEZ A.S.	323,973	14,169,330
	Komercni Banka A.S.	15,737	2,396,183
	Telefonica 02 Czech Republic A.S.	704,007	15,044,164
	Zentiva NV	38,106	2,222,897

TOTAL — CZECH REPUBLIC			33,832,574

HUNGARY — (2.3%)
COMMON STOCKS — (2.3%)
	Egis Gyogyszergyar NYRT	69,355	3,430,423
#	ELMU NYRT	185	20,428
	Magyar Telekom Telecommunications P.L.C.	714,375	2,260,280
#	MOL Hungarian Oil & Gas NYRT	108,224	5,855,120
* #	OTP Bank NYRT	719,020	11,908,444
#	Richter Gedeon NYRT	115,808	16,000,427
	Tiszai Vegyi Kombinat NYRT	63,988	1,081,984

TOTAL — HUNGARY			40,557,106

3

INDIA — (9.4%)
COMMON STOCKS — (9.4%)
	Adani Enterprises, Ltd.	51,000	397,048
	Aditya Birla Nuvo, Ltd.	5,819	66,189
	Ambuja Cements, Ltd.	1,162,146	1,463,275
	Apollo Hospitals Enterprise, Ltd.	21,437	173,264
	Asea Brown Boveri India, Ltd.	97,291	1,080,496
	Asian Paints (India), Ltd.	75,936	1,488,931
	Aventis Pharma, Ltd.	3,628	53,036
	Axis Bank, Ltd.	349,044	4,040,524
	Bajaj Auto, Ltd. (6124142)	62,764	434,320
	Bajaj Auto, Ltd. (B2QKXW0)	98,754	1,112,019
	Bajaj Finserv, Ltd.	59,835	147,135
*	Bharti Airtel, Ltd.	61,000	817,712
	Cadila Healthcare, Ltd.	43,070	226,147
	Cipla, Ltd.	752,827	2,742,215
	Colgate-Palmolive (India), Ltd.	84,376	654,861
	Crompton Greaves, Ltd.	184,828	583,419
	Cummins India, Ltd.	107,892	456,571
	Dabur India, Ltd.	308,253	511,176
	Divi’s Laboratories, Ltd.	31,510	723,291
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,535,501
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	758,134
	EIH, Ltd.	165,150	289,653
	Exide Industries, Ltd.	202,666	206,681
	Gail India, Ltd.	57,000	251,263
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,311,861
	Glenmark Pharmaceuticals, Ltd.	140,860	833,670
	Godrej Consumer Products, Ltd.	109,632	222,640
	Great Eastern Shipping Co., Ltd.	110,304	494,576
	HCL Technologies, Ltd.	311,688	1,114,384
	HDFC Bank, Ltd.	386,733	8,227,909
#	HDFC Bank, Ltd. ADR	47,240	3,098,944
	Hero Honda Motors, Ltd. Series B	219,870	3,380,880
	Hindustan Unilever, Ltd.	1,921,894	8,736,163
	Indian Hotels Co., Ltd.	556,861	528,696
	Infosys Technologies, Ltd.	657,429	19,010,875
	Infosys Technologies, Ltd. Sponsored ADR	250,600	7,347,592
	Infrastructure Development Finance Co., Ltd.	1,931	2,320
	ITC, Ltd.	2,007,345	6,339,447
	Jammu & Kashmir Bank, Ltd.	9,547	74,323
	Jindal Steel & Power, Ltd.	104,510	1,721,111
	JSW Steel, Ltd.	106,526	673,308
	Jubilant Organosys, Ltd.	90,060	305,079
	Larsen & Toubro, Ltd.	433,176	7,206,518
	Lupin, Ltd.	53,780	730,853
	Mahindra & Mahindra, Ltd.	254,183	1,956,792
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	663,527
	Maruti Suzuki India, Ltd.	129,741	1,517,516
*	Matrix Laboratories, Ltd.	63,511	90,839

4

Motor Industries Co., Ltd.	22,318	1,480,156
Nirma, Ltd.	66,235	124,242
Pantaloon Retail India, Ltd.	9,760	40,820
Petronet LNG, Ltd.	97,953	76,775
Piramal Healthcare, Ltd.	76,008	349,903
Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	163,542
Ranbaxy Laboratories, Ltd.	221,915	774,509
Reliance Capital, Ltd.	86,097	1,164,296
Reliance Communications, Ltd.	1,071,955	4,905,008
Reliance Energy, Ltd.	191,590	1,813,786
Reliance Industries, Ltd.	1,030,847	29,122,041
* Reliance Natural Resources, Ltd.	1,099,793	988,284
Satyam Computer Services, Ltd.	772,898	4,875,528
Sesa Goa, Ltd.	534,990	886,528
Shree Cement, Ltd.	2,872	23,062
Siemens India, Ltd.	153,743	827,065
Sterlite Industries (India), Ltd. Series A	431,495	2,553,212
* Sun Pharma Advanced Research Co., Ltd.	105,040	112,245
Sun Pharmaceuticals Industries, Ltd.	146,188	3,396,720
Tata Chemicals, Ltd.	106,220	343,942
Tata Consultancy Services, Ltd.	378,487	4,221,590
Tata Power Co., Ltd.	144,515	2,057,124
Tata Tea, Ltd.	8,903	92,900
Thermax, Ltd.	46,429	307,763
Titan Industries, Ltd.	7,547	157,841
United Phosphorus, Ltd.	69,388	151,455
United Spirits, Ltd.	21,912	404,014
Videsh Sanchar Nigam, Ltd.	105,825	1,075,026
Wipro, Ltd.	440,456	2,464,641
Zee Entertainment Enterprises, Ltd.	402,083	1,270,937
Zee News, Ltd.	239,188	189,157
TOTAL COMMON STOCKS		162,216,796

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	347,069

RIGHTS/WARRANTS — (0.0%)
* Dish TV (India), Ltd. Rights 2008	368,092	—

TOTAL — INDIA		162,563,865

INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
PT Aneka Tambang Tbk	2,782,000	261,909
PT Astra International Tbk	15,468,561	12,876,057
* PT Bakrie & Brothers Tbk	21,200,000	282,018
PT Bank Central Asia Tbk	9,860,000	2,389,612
PT Bank Danamon Indonesia Tbk	1,762,000	417,557
* PT Bank Pan Indonesia Tbk	12,348,500	585,821
PT Berlian Laju Tanker Tbk	3,803,000	218,773

5

PT Bumi Resources Tbk	16,615,000	3,315,378
* PT Holcim Indonesia Tbk	13,611,000	560,722
PT Indocement Tunggal Prakarsa Tbk	875,000	286,899
PT Indosat Tbk	5,352,500	2,567,321
PT Kalbe Farma Tbk	7,288,500	247,486
PT Lippo Karawaci Tbk	28,822,750	1,593,080
* PT Medco Energi International Tbk	2,543,500	498,469
* PT Panasia Indosyntec Tbk	75,100	2,756
PT Semen Gresik Tbk	3,194,500	862,973
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	153,110
PT Telekomunikasi Indonesia Tbk	15,037,640	7,523,134
PT Unilever Indonesia Tbk	3,681,500	2,512,385

TOTAL — INDONESIA		37,155,460

ISRAEL — (5.3%)
COMMON STOCKS — (5.3%)
Africa-Israel Investments, Ltd.	21,821	324,907
Bank Hapoalim B.M.	6,655,731	15,071,355
Bank Leumi Le-Israel	5,633,015	14,777,977
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,276,573
Clal Industries, Ltd.	23,420	62,134
Clal Insurance Enterprise Holdings, Ltd.	1,996	17,531
Delek Group, Ltd.	4,584	299,372
Discount Investment Corp.	43,272	505,444
Elbit Systems, Ltd.	51,399	2,458,338
* First International Bank of Israel, Ltd. (6123804)	133,659	150,555
* First International Bank of Israel, Ltd. (6123815)	36,426	199,379
IDB Development Corp., Ltd. Series A	10,449	121,725
IDB Holding Corp., Ltd.	36,578	576,775
Israel Chemicals, Ltd.	837,943	8,451,396
Israel Discount Bank Series A	232,575	228,494
Koor Industries, Ltd.	1	18
Makhteshim-Agan Industries, Ltd.	545,196	2,064,460
Migdal Insurance Holdings, Ltd.	495,258	338,023
Osem Investment, Ltd.	67,801	774,549
Partner Communications Co., Ltd.	124,006	2,271,401
Strauss Group, Ltd.	55,697	568,960
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	37,269,881
United Mizrahi Bank, Ltd.	490,955	2,570,134

TOTAL — ISRAEL		92,379,381

MALAYSIA — (4.0%)
COMMON STOCKS — (4.0%)
Affin Holdings Berhad	312,600	107,457
AMMB Holdings Berhad	540,359	329,369
Asiatic Development Berhad	276,600	246,172
Batu Kawan Berhad	15,000	30,273
Berjaya Sports Toto Berhad	749,900	930,027
Boustead Holdings Berhad	113,900	79,688
British American Tobacco Berhad	239,100	2,768,117

6

	Bumiputra-Commerce Asset Holdings Berhad	3,095,227	5,392,902
	Digi.Com Berhad	495,162	2,576,259
	EON Capital Berhad	175,500	171,580
	Fraser & Neave Holdings Berhad	61,000	142,233
	Genting Berhad	3,086,500	3,981,916
	Hong Leong Bank Berhad	820,150	1,219,120
	Hong Leong Financial Group Berhad	548,429	595,374
	IJM Corp. Berhad	79,000	57,347
	IOI Corp. Berhad	5,147,195	4,080,125
	IOI Properties Berhad	302,600	220,015
	KLCC Property Holdings Berhad	778,600	596,398
	Kuala Lumpur Kepong Berhad	814,200	1,904,922
	Lafarge Malayan Cement Berhad	259,580	209,951
	Malayan Banking Berhad	538,175	819,927
	Malaysian Airlines System Berhad	599,367	482,983
	Malaysian Pacific Industries Berhad	152,900	275,487
	MISC Berhad	2,124,832	4,893,976
	MMC Corp. Berhad	1,503,800	843,812
	Nestle (Malaysia) Berhad	217,200	1,648,248
	Oriental Holdings Berhad	241,300	311,850
	Parkson Holdings Berhad	182,650	173,230
	Petronas Dagangan Berhad	445,100	842,894
	Petronas Gas Berhad	886,800	2,452,339
	Plus Expressways Berhad	2,589,600	1,945,687
	PPB Group Berhad	889,100	1,949,749
	Public Bank Berhad	1,550,201	3,671,016
	Resorts World Berhad	4,928,500	3,479,868
	RHB Capital Berhad	525,900	458,031
	Sarawak Energy Berhad	430,200	255,295
	Shell Refining Co. Federation of Malaysia Berhad	227,000	642,165
	Sime Darby Berhad	3,457,620	6,106,678
	SP Setia Berhad	971,150	769,518
	Star Publications (Malaysia) Berhad	485,600	425,161
	Telekom Malaysia Berhad	1,816,400	1,718,269
	Tenaga Nasional Berhad	2,121,000	3,605,127
*	TM International Berhad	1,937,500	2,479,604
*	UEM World Berhad	560,500	307,794
	UMW Holdings Berhad	729,066	1,127,019
	YTL Corp. Berhad	1,420,966	2,506,354
	YTL Power International Berhad	283,040	133,354

TOTAL — MALAYSIA			69,964,680

MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
	Alfa S.A.B. de C.V. Series A	3,812,637	7,822,313
#	America Movil S.A.B. de C.V. Series L	19,036,559	29,485,030
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,252,271	4,855,318
	Cementos de Mexico S.A.B de C.V. Series B	340,000	253,662
#	Coca-Cola Femsa S.A.B. de C.V. Series L	555,200	1,770,772
	Consorcio ARA S.A.B. de C.V.	1,231,500	483,316
*	Corporacion GEO S.A.B. de C.V. Series B	508,600	704,747

7

*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	22,403
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	602
	Corporativo Fragua S.A.B. de C.V. Series B	21	193
*	Dine S.A.B. de C.V.	116,965	71,720
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,152,953
	Embotelladora Arca S.A.B. de C.V., Mexico	414,103	873,422
*	Empresas ICA S.A.B. de C.V.	50	72
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	94,740	548,545
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	5,733,371
*	Gruma S.A.B. de C.V. ADR	85,490	222,274
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,300	1,777,671
#	Grupo Carso S.A.B. de C.V. Series A-1	1,063,532	2,892,014
#	Grupo Elektra S.A. de C.V.	126,080	3,409,721
#	Grupo Financiero Banorte S.A.B. de C.V.	3,793,009	6,897,720
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	2,319,364	6,151,925
	Grupo Gigante S.A.B. de C.V. Series B	87,382	84,954
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	3,226,223
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	160,171
*	Grupo Kuo S.A.B. de C.V. Series B	68	26
	Grupo Mexico S.A.B. de C.V. Series B	21,157,195	16,590,332
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	3,057,217
*	Grupo Nutrisa S.A. de C.V.	129	135
*	Grupo Qumma S.A. de C.V. Series B	1,591	22
#	Grupo Televisa S.A.	1,829,700	6,410,171
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	2,747,127
	Industrias Penoles S.A.B. de C.V.	208,750	1,857,701
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	740,600	2,417,346
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,682,800	5,393,747
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	2,998
*	Savia S.A. de C.V.	120,000	7,461
	Telefonos de Mexico S.A. de C.V. Series A	200,000	170,973
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,309,749
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	100,874
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	5,488,704
	Telmex Internacional S.A.B. de C.V. ADR	30,200	316,798
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	2,602,450	3,883,197
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	12,582,694

TOTAL — MEXICO			148,938,384

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	346,856
	Ayala Corp. Series A	313,453	1,508,046
	Ayala Land, Inc.	9,214,518	1,117,920
	Banco de Oro Unibank, Inc.	1,292,908	717,386
	Bank of the Philippine Islands	2,320,456	1,921,217
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	136,080
	Philippine Long Distance Telephone Co.	100,210	4,099,641
	Pilipino Telephone Corp.	876,000	107,624

8

	Robinson’s Land Corp. Series B	2,165,100	247,845
	SM Prime Holdings, Inc.	7,365,168	1,267,717
	Universal Robina Corp.	1,933,200	206,088

	TOTAL — PHILIPPINES		11,676,420

	POLAND — (1.4%)
	COMMON STOCKS — (1.4%)
	Bank Millennium SA	480,376	683,279
	Bank Pekao SA	163,030	7,414,805
*	Bank Przemyslowo Handlowy BPH SA	2,029	36,359
	Bank Zackodni WBK SA	37,228	1,641,628
	Browary Zywiec SA	13,855	2,471,526
	Kredyt Bank SA	88,259	322,884
*	Mondi Packaging Paper Swiecie SA	26,883	321,839
	Polski Koncern Naftowy Orlen SA	267,237	2,725,016
	Telekomunikacja Polska SA	1,112,400	8,405,484

	TOTAL — POLAND		24,022,820

	SINGAPORE — (0.0%)
	COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	138,173

	SOUTH AFRICA — (7.1%)
	COMMON STOCKS — (7.1%)
	ABSA Group, Ltd.	389,068	4,070,598
*	Adcock Ingram Holdings, Ltd.	253,166	885,757
	African Rainbow Minerals, Ltd.	424,340	4,341,924
	Anglo American Platinum Corp., Ltd.	122,915	5,078,760
	ArcelorMittal South Africa, Ltd.	394,568	3,729,512
	Barloworld, Ltd.	92,734	541,862
	Bidvest Group, Ltd.	193,516	2,063,893
	Data Tec, Ltd.	205,495	323,063
	Discovery Holdings, Ltd.	419,855	1,031,490
	Exxaro Resources, Ltd.	90,044	594,413
	FirstRand, Ltd.	273,016	396,611
	Freeworld Coatings, Ltd.	117,583	72,066
*	Harmony Gold Mining Co., Ltd.	416,418	3,045,552
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	3,057,919
	Impala Platinum Holdings, Ltd.	449,160	4,688,199
	Kumba Iron Ore, Ltd.	15,092	198,751
	Liberty Group, Ltd.	224,453	1,413,719
	Massmart Holdings, Ltd.	133,568	1,198,132
*	Metorex, Ltd.	332,485	184,855
	MTN Group, Ltd.	1,745,306	19,598,239
	Naspers, Ltd. Series N	204,973	3,412,448
	Nedbank Group, Ltd.	56,096	544,531
	Network Healthcare Holdings, Ltd.	356,530	250,424
	Pick’n Pay Stores, Ltd.	309,695	978,977

9

	Pretoria Portland Cement Co., Ltd.	873,234	2,688,078
	PSG Group, Ltd.	189,027	251,797
	Sanlam, Ltd.	836,190	1,372,267
	Sasol, Ltd. Sponsored ADR	1,363,425	39,443,885
	Shoprite Holdings, Ltd.	640,645	3,381,623
*	Simmer & Jack Mines, Ltd.	866,328	162,717
	Standard Bank Group, Ltd.	634,566	5,038,637
	Steinhoff International Holdings, Ltd.	745,364	1,086,506
*	Super Group, Ltd.	513,680	155,538
	Telkom South Africa, Ltd.	559,552	6,072,981
	Tiger Brands, Ltd.	81,830	1,186,305

TOTAL — SOUTH AFRICA			122,542,029

SOUTH KOREA — (10.2%)
COMMON STOCKS — (10.2%)
#	Amorepacific Corp.	3,527	1,550,276
#	Cheil Industrial, Inc.	20,690	675,307
	Daelim Industrial Co., Ltd.	9,670	279,181
#	Daewoo Engineering & Construction Co., Ltd.	218,088	1,513,731
	Daewoo International Corp.	45,870	508,570
#	Daewoo Securities Co., Ltd.	103,195	981,448
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	1,340,616
	Doosan Heavy Industries & Construction Co., Ltd.	14,950	658,849
#	Doosan Infracore Co., Ltd.	82,000	698,465
	GS Engineering & Construction Corp.	27,320	1,297,587
#	GS Holdings Corp.	42,945	857,223
#	Hana Financial Group, Inc.	112,261	1,782,838
	Hankook Tire Manufacturing Co., Ltd.	84,420	790,552
* #	Hite Brewery Co., Ltd.	5,979	798,929
	Hyundai Development Co.	33,870	916,541
#	Hyundai Heavy Industries Co., Ltd.	49,890	6,590,960
#	Hyundai Merchant Marine Co., Ltd.	24,600	654,407
	Hyundai Mobis	53,070	3,116,817
#	Hyundai Motor Co., Ltd.	95,919	4,432,307
	Hyundai Steel Co.	58,560	1,699,002
	Kangwon Land, Inc.	150,410	1,539,380
*	KB Financial Group, Inc.	139,085	3,447,632
#	KCC Corp.	7,410	1,445,995
* #	Kia Motors Corp.	225,130	1,896,462
	Korea Electric Power Corp.	295,290	5,867,602
	Korea Exchange Bank	200,200	1,113,613
	Korea Gas Corp.	35,793	1,347,901
	KT Corp.	195,930	4,987,524
*	KT Freetel, Ltd.	47,030	986,204
	KT&G Corp.	103,590	6,648,787
#	LG Chemical, Ltd.	36,776	2,232,591
#	LG Corp.	129,413	5,179,570
#	LG Electronics, Inc.	88,910	6,638,078
#	LG Household & Healthcare Co., Ltd.	5,120	731,426
#	POSCO	46,060	12,686,282
	S1 Corp.	3,130	106,395

10

	Samsung Corp.	77,520	2,483,949
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,112,311
	Samsung Electronics Co., Ltd.	97,139	40,954,158
	Samsung Electronics Co., Ltd. ADR	52,988	10,979,734
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,606,348
#	Samsung Heavy Industries Co., Ltd.	126,000	1,940,388
* #	Samsung SDI Co., Ltd.	20,352	1,142,731
#	Samsung Securities Co., Ltd.	33,780	1,717,986
	Shinhan Financial Group Co., Ltd.	190,952	4,645,637
#	Shinsegae Co., Ltd.	10,460	3,671,319
	SK Co., Ltd.	21,194	1,421,537
	SK Energy Co., Ltd.	51,889	2,985,135
	SK Telecom Co., Ltd.	56,085	8,901,750
#	S-Oil Corp.	47,310	2,397,010
	Woongjin Coway Co., Ltd.	13,260	272,851
	Woori Investment & Securities Co., Ltd.	67,386	629,502

TOTAL — SOUTH KOREA			176,861,394

TAIWAN — (7.6%)
COMMON STOCKS — (7.6%)
	Acer, Inc.	1,964,494	2,533,893
	Advanced Semiconductor Engineering, Inc.	2,990,899	1,273,561
	Advantech Co., Ltd.	73,244	102,200
	Asia Cement Corp.	2,380,693	1,410,566
	Asustek Computer, Inc.	2,962,281	4,243,037
	AU Optronics Corp.	1,294,052	903,594
	Catcher Co., Ltd.	25,027	63,549
	Cathay Financial Holdings Co., Ltd.	181,761	195,210
	Chang Hwa Commercial Bank	196,000	75,082
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,093,259
	Cheng Uei Precision Industry Co., Ltd.	35,659	49,172
	China Steel Corp.	8,387,027	6,057,113
	Compal Electronics, Inc.	2,776,927	1,993,108
	Delta Electronics Industrial Co., Ltd.	1,669,830	3,789,574
	Evergreen Marine Corp., Ltd.	481,869	247,606
	Far East Textile, Ltd.	4,207,850	2,442,270
	First Financial Holding Co., Ltd.	5,083,487	2,397,452
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,452,770
	Formosa Plastics Corp.	4,721,167	7,967,558
	Formosa Taffeta Co., Ltd.	484,000	285,242
	Foxconn Technology Co., Ltd.	600,694	1,471,933
	Fubon Financial Holding Co., Ltd.	5,940,052	3,602,837
	Hon Hai Precision Industry Co., Ltd.	3,761,458	9,079,012
	Hotai Motor Co., Ltd.	387,000	557,914
	HTC Corp.	502,095	5,951,542
	Hua Nan Financial Holding Co., Ltd.	5,559,124	2,929,517
	Inventec Corp.	1,575,202	493,679
	Macronix International Co., Ltd.	1,369,335	382,087
	Media Tek, Inc.	734,059	6,573,790
	Mitac International Corp.	209,288	77,460
	Nan Ya Plastic Corp.	6,878,218	9,532,403

11

	Pou Chen Corp.	1,911,754	871,420
	President Chain Store Corp.	776,260	1,802,105
	Shin Kong Financial Holding Co., Ltd.	572,619	151,450
	Siliconware Precision Industries Co., Ltd.	2,347,324	2,422,919
	Synnex Technology International Corp.	770,364	999,957
	Taiwan Cement Corp.	2,415,895	1,240,523
	Taiwan Cooperative Bank	1,452,634	698,058
	Taiwan Glass Industrial Corp.	1,271,068	616,570
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	32,412,010
	U-Ming Marine Transport Corp.	648,860	757,511
	Uni-President Enterprises Corp.	2,796,991	2,390,865
	Walsin Lihwa Corp.	2,278,539	528,438
	Wan Hai Lines Co., Ltd.	129,209	54,146
	Wistron Corp.	1,081,690	855,393
	Yang Ming Marine Transport Corp.	341,131	94,047
	Yuanta Financial Holding Co., Ltd.	1,526,885	597,327

TOTAL — TAIWAN			131,720,729

THAILAND — (1.1%)
COMMON STOCKS — (1.1%)
	Advance Info Service PCL (Foreign)	1,654,700	3,446,308
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	334,722
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,521,900	726,710
	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	74,345
	Banpu Coal, Ltd.	24,100	110,702
	Banpu PCL (Foreign)	99,400	462,260
#	BEC World PCL (Foreign)	1,178,000	557,912
#	Bumrungrad Hospital PCL (Foreign)	297,000	186,419
	C.P. Seven Eleven PCL (Foreign)	2,614,700	574,413
	Central Pattana PCL (Foreign)	888,500	234,483
	Charoen Pokphand Foods PCL (Foreign)	4,487,600	389,224
#	Delta Electronics (Thailand) PCL (Foreign)	922,510	273,726
	Kasikornbank PCL (Foreign)	1,730,300	2,468,331
#	Krung Thai Bank PCL (Foreign)	10,840,270	1,212,378
	Padaeng Industry PCL (Foreign) NVDR	550,900	130,456
#	PTT Aromatics & Refining PCL (Foreign)	1,381,437	392,163
	PTT Chemical PCL (Foreign)	2,577,960	2,537,507
	PTT Exploration & Production PCL (Foreign)	300,000	736,091
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	927,600	820,417
	Siam Cement PCL (Foreign) (6609906)	125,700	376,562
#	Siam Cement PCL (Foreign) (6806387)	183,613	560,530
*	Siam City Bank PCL (Foreign)	833,100	159,252
	Siam Commercial Bank PCL (Foreign)	1,074,766	1,640,513
	Siam Makro PCL (Foreign)	112,500	192,582
#	Thai Union Frozen Products PCL (Foreign)	574,020	270,223

TOTAL — THAILAND			18,868,229

12

TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
	Akbank T.A.S.	1,278,133	4,389,996
	Akcansa Cimento Sanayi ve Ticaret A.S.	229,004	382,629
	Aksigorta A.S.	1,510,481	3,114,203
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	3,506,365
	Arcelik A.S	503,962	715,063
*	Aygaz A.S.	1	—
*	Dogan Sirketler Grubu Holding A.S.	1,897,319	1,495,972
*	Dogan Yayin Holding A.S.	2	2
	Enka Insaat ve Sanayi A.S.	275,905	1,033,782
	Eregli Demir ve Celik Fabrikalari Turk A.S.	832,026	2,564,775
	Ford Otomotiv Sanayi A.S.	114,792	361,106
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	408,376	220,408
*	Koc Holding A.S. Series B	3,943,304	7,357,239
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	231,906	2,928,406
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	395,266
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,293,456
*	Turkiye Garanti Bankasi A.S.	3,050,806	5,124,083
	Turkiye Is Bankasi A.S.	1,372,915	3,903,216
*	Yapi ve Kredi Bankasi A.S.	1,340,636	1,700,076

TOTAL — TURKEY			40,486,044

			Value †
SECURITIES LENDING COLLATERAL — (11.7%)
§ @	DFA Short Term Investment Fund LP	191,178,954	191,178,954

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $25,549,645 FHLMC, rates ranging from 5.296%(r) to 6.000%, maturities ranging from 12/01/26 to 03/01/33 & FNMA 5.520%(r), 05/01/17, valued at $12,757,896) to be repurchasedat $12,508,001	$12,508	12,507,740

TOTAL SECURITIES LENDING COLLATERAL			203,686,694

TOTAL INVESTMENTS - (100.0%) (Cost $1,345,667,600)			$1,738,501,155

See accompanying Notes to Financial Statements.

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Banco Macro SA	5,425	$4,145
*	Banco Suquia SA	76,789	11,000
*	Capex SA Series A	79,110	52,197
*	Carboclor SA	50,662	7,624
*	Celulosa Argentina SA Series B	8,473	3,237
*	Central Puerto SA Series B	18,000	22,398
*	Cresud SA Comercial Industrial Financiera y Agropecuaria	170,329	97,595
	Dycasa SA Series B	23,052	17,344
*	Endesa Costanera SA Series B	50,000	28,938
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	29,656
	Fiplasto SA	21,500	5,786
	Importadora y Exportadora de la Patagonia Series B	24,999	103,270
	Introductora de Buenos Aires SA Series A	9,832	2,845
*	IRSA Inversiones y Representaciones SA	223,818	89,382
*	Juan Minetti SA	50,000	13,312
	Ledesma S.A.A.I.	387,128	358,492
*	MetroGas SA Series B	83,100	12,505
*	Polledo SA Industria Constructora y FinancierA	88,891	7,331
	Solvay Indupa S.A.I.C.	440,500	297,014

TOTAL — ARGENTINA			1,164,071

BRAZIL — (8.1%)
COMMON STOCKS — (2.2%)
	Acos Villares SA Avil	201,000	47,316
	AES Tiete SA (2440693)	52,300	269,165
	AES Tiete SA (2441038)	97,828	605,527
	American Banknote SA	19,600	97,525
*	Anhanguera Educacional Participacoes SA	18,200	134,410
*	B2W Cia Global Do Varejo	28,600	366,988
*	Banco Alfa de Investimento SA	700	2,129
	Bematech SA	24,900	45,398
*	Bombril SA	8,400	27,916
*	Cia de Gas de Sao Paulo	10,900	163,513
	Cia de Saneamento do Parana	176,900	121,662
	Cia Energetica de Sao Paulo	43,800	196,104
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	761,300
*	Cosan SA Industria e Comercio	26,900	130,992
	Cremer SA	12,000	49,850
*	Cyrela Brazil Realty SA	191,500	912,199
*	Diagnosticos Da America SA	28,400	329,028
	Energias do Brazil SA	8,202	88,588

1

	Eternit SA	140,670	268,809
	Ferbasa-Ferro Ligas Da Bahia	20,200	68,996
	Fertilizantes Fosfatados SA	36,000	192,587
*	Global Village Telecom Holding SA	35,800	389,148
	Globex Utilidades SA	58,737	187,069
*	IdeiasNet SA	205,300	236,903
	Industrias Romi SA	12,600	38,385
*	JBS SA	138,900	253,245
*	JHSF Participacoes SA	39,700	36,649
*	Light SA	65,800	680,019
	Localiza Rent a Car SA	49,600	198,034
*	Lojas Americanas SA	8,000	31,202
	Lojas Renner SA	66,300	489,638
*	LPS Brasila Consultoria de Imoveis SA	8,200	30,847
*	Lupatech SA	28,700	245,073
*	M Dias Branco SA	23,700	177,217
*	M&G Poliester SA	640,780	23,661
*	Magnesita Refratarios SA	441,455	1,426,349
	Mangels Industrial SA	14,600	47,510
*	Medial Saude SA	24,700	76,386
*	Mmx Mineracao e Metalicos SA	59,900	114,464
	Natura Cosmeticos SA	177,300	1,489,435
*	OdontoPrev SA	13,200	163,226
#	Perdigao SA ADR	71,200	2,082,600
*	Positivo Informatica SA	11,800	32,080
*	Sao Martinho SA	11,500	70,545
	Sao Paulo Alpargatas SA	5,100	94,538
*	Tam SA	53,800	570,903
*	Totvs SA	17,464	299,867
*	Universo Online SA	28,400	82,454
TOTAL COMMON STOCKS			14,447,449

PREFERRED STOCKS — (5.9%)
*	Banco Alfa de Investimento SA	3,200	8,847
	Banco Mercantil do Brasil SA	6,500	23,372
	Bardella SA Industrias Mecanicas	1,100	100,018
#	Braskem SA Preferred A Sponsored ADR	301,000	2,597,630
	Centrais Electricas de Santa Catarina SA	57,900	899,301
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,137,340
*	Companhia de Tecidos Norte de Minas	144,942	263,592
	Companhia Energetica do Ceara Coelce Series A	63,400	468,513
	Companhia Paranaense de Energia-Copel Series B	213,400	2,346,267
	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	175,696
	Confab Industrial SA	431,028	777,900
	Duratex SA	245,400	2,050,192
	Eletropaulo Metropolita SA Preferred A	248,500	2,695,477
	Empressa Metropolitanade Aguas e Energia SA	24,000	108,008
	Energisa SA Prf NPV	27,760	84,183
	Forjas Taurus SA	164,620	260,626
	Fras-Le SA	20,200	34,405

2

	Gol Linhas Aereas Inteligentes SA	81,900	354,591
*	Industria de Bebidas Antarctica Polar SA	23,000	27,868
*	Inepar Industria e Construcoes SA	11,690	80,937
	Klabin SA	1,412,700	2,438,725
	Lojas Americanas SA	298,103	820,076
	Mahle-Metal Leve SA Industria e Comercio	28,666	263,968
	Marcopolo SA	271,000	471,576
*	Net Servicos de Comunicacao SA	400,902	2,548,082
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,153,950
*	Paranapanema SA	322,523	366,216
	Petroquimica Uniao SA	33,872	234,517
	Randon e Participacoes SA	213,000	737,364
	Rasip Agro-Pastoril SA	51,000	10,122
*	SA Fabrica de Produtos Alimenticios Vigor	209,000	467,874
	Sadia SA	238,000	485,557
#	Sadia SA ADR	300,000	1,818,000
	Sao Paulo Alpargatas SA	24,300	415,001
	Saraiva Livreiros Editores	36,700	326,090
*	Sharp SA Equipamentos Eletronicos	30,200,000	279
	Suzano Papel e Celullose SA	390,634	2,316,938
	Telemig Celular Participacoes SA	86,801	1,342,180
	Ultrapar Participacoes SA	263,040	4,856,497
	Uniao de Industrias Petroquimicas SA Series B	968,679	335,338
	Votorantim Celulose e Papel SA	12,623	125,385
	Votorantim Celulose e Papel SA Sponsored ADR	155,700	1,571,013
	Whirlpool SA	301,516	261,643
TOTAL PREFERRED STOCKS			37,861,154

RIGHTS/WARRANTS — (0.0%)
*	Anhanguera Educacional Participacoes SA Rights 11/11/08	532	—
*	Energias do Brasil SA Rights 10/13/08	2,744,430	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — BRAZIL			52,308,603

CHILE — (1.6%)
COMMON STOCKS — (1.6%)
	Banmedica SA	1,312,094	821,587
	Cementos Bio-Bio SA	452,622	607,320
	Cintac SA	324,650	82,282
	Compania de Consumidores de Gas Santiago SA	71,374	191,526
	Compania SudAmericana de Vapores SA	1,097,146	842,386
	Corpbanca SA	327,140,907	1,219,310
#	Corpbanca SA ADR	31,658	574,593
	Cristalerias de Chile SA	159,630	951,973
	Empresas Iansa SA	4,176,187	98,996
	Farmacias Ahumada SA	242,158	321,313
	Industrias Forestales SA	20,000	2,624
	Madeco SA	5,444,501	304,957
	Madeco SA Sponsored ADR	261,622	1,425,840
	Masisa SA	5,065,669	385,240

3

	Parque Arauco SA	1,055,338	550,679
	Soquimic Comercial SA	562,478	207,968
	Vina de Concha y Toro SA	1,108,893	1,537,488
	Vina San Pedro SA	40,113,498	179,412

TOTAL — CHILE			10,305,494

CHINA — (12.1%)
COMMON STOCKS — (12.1%)
	Agile Property Holdings, Ltd.	1,276,000	423,990
* #	Ajisen China Holdings, Ltd.	480,000	207,887
	Anhui Expressway Co., Ltd.	834,000	315,553
#	Baoye Group Co., Ltd.	2,694,000	348,594
#	Beijing Capital Land, Ltd.	9,914,000	912,676
#	Beijing North Star Co., Ltd.	536,000	53,017
*	Bosideng International Holdings, Ltd.	814,000	83,573
* #	Brilliance China Automotive Holdings, Ltd.	56,178,000	2,350,029
	Byd Co., Ltd.	482,000	819,222
* #	China Aerospace International Holdings, Ltd.	28,371,500	1,132,927
*	China Agri-Industries Holdings, Ltd.	712,000	253,824
* #	China Eastern Airlines Corp., Ltd.	2,194,000	278,276
#	China Everbright International, Ltd.	5,281,800	460,900
#	China Everbright, Ltd.	372,000	349,285
#	China Gas Holdings, Ltd.	5,841,500	480,843
* #	China High Speed Transmission Equipment Group Co., Ltd.	300,000	238,323
#	China Mengniu Dairy Co., Ltd.	123,000	118,254
* #	China Mining Resources Group, Ltd.	29,547,900	946,571
#	China Power International Development, Ltd.	6,515,200	1,199,403
*	China Power New Energy Development Co., Ltd.	1,080,000	21,387
#	China Shineway Pharmaceutical Group, Ltd.	460,200	174,362
	China State Construction International Holdings, Ltd.	3,984,000	442,171
#	China Travel International Investment Hong Kong, Ltd.	31,457,000	4,461,497
#	China Yurun Food Group, Ltd.	2,622,000	3,116,419
	Chongqing Iron and Steel Co., Ltd.	4,248,000	572,868
*	CITIC 21CN Co., Ltd.	4,363,200	69,058
* #	CITIC Resources Holdings, Ltd.	8,560,600	651,131
#	COSCO International Holdings, Ltd.	8,765,000	1,593,992
	COSCO Pacific, Ltd.	566,000	412,172
*	Dachan Food Asia, Ltd.	101,000	12,520
	Denway Motors, Ltd.	1,344,000	335,174
#	Digital China Holdings, Ltd.	443,800	134,300
#	Dongfang Electric Co., Ltd.	63,000	122,644
*	Enerchina Holdings, Ltd.	7,097,445	85,234
#	First Tractor Co., Ltd.	4,401,176	535,946
*	Fosun International	532,000	109,538
*	Founder Holdings, Ltd.	3,896,900	63,865
#	FU JI Food & Catering Services	2,093,800	1,108,382
	Great Wall Motor Co., Ltd.	698,500	208,286
*	Great Wall Technology Co., Ltd.	3,128,000	195,077
	Guangdong Investment, Ltd.	5,402,000	1,653,440
#	Guangzhou Shipyard International Co., Ltd.	280,000	197,835
#	GZI Transport, Ltd.	2,027,300	525,826

4

*	Hidili Industry International Development, Ltd.	309,000	65,403
#	HKC (Holdings), Ltd.	44,456,657	2,449,056
#	Hopson Development Holdings, Ltd.	8,710,000	2,910,370
#	Hunan Non-Ferrous Metal Corp., Ltd.	38,500,000	3,456,212
	Jingwei Textile Machinery Co., Ltd.	786,000	61,160
	Kingdee International Software Group Co., Ltd.	1,620,000	243,206
*	Kingsoft Corp., Ltd.	179,000	47,430
* #	Kingway Brewery Holdings, Ltd.	9,715,800	567,317
*	KWG Property Holding, Ltd.	969,500	207,489
	Lianhua Supermarket Holdings Co., Ltd.	364,000	427,585
#	Lingbao Gold Co., Ltd.	3,284,000	488,177
#	Lonking Holdings, Ltd.	1,662,000	669,648
	Minmetals Resources, Ltd.	18,446,000	1,823,354
	Nanjing Panda Electronics Co., Ltd.	284,000	22,405
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,908
*	New World Department Store China, Ltd.	170,000	94,206
*	Qunxing Paper Holdings Co., Ltd.	158,000	25,383
* #	Semiconductor Manufacturing International Corp.	250,445,000	4,633,222
	Shanghai Industrial Holdings, Ltd.	271,000	430,884
#	Shanghai Prime Machinery Co., Ltd.	8,290,000	703,432
	Shenji Kunming Machine Tool Co., Ltd.	195,000	51,641
#	Shenzhen Expressway Co., Ltd.	2,570,000	874,856
#	Shenzhen International Holdings, Ltd.	142,816,800	4,820,659
	Shenzhen Investment, Ltd.	37,424,000	3,877,399
#	Shimao Property Holdings, Ltd.	632,500	342,933
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	936,916
#	Sichuan Expressway Co., Ltd.	1,552,000	241,932
	SinoCom Software Group, Ltd.	2,024,200	146,404
#	Sinolink Worldwide Holdings, Ltd.	28,341,300	1,627,306
*	Sino-Ocean Land Holdings, Ltd.	161,000	43,279
	Skyworth Digital Holdings, Ltd.	25,263,400	1,197,575
#	SRE Group, Ltd.	21,262,053	1,070,662
*	Stone Group Holdings, Ltd.	15,218,000	486,622
* #	TCL Communication Technology Holdings, Ltd.	28,988,000	286,977
* #	TCL Multimedia Technology Holdings, Ltd.	61,643,100	711,773
*	Tiangong International Co., Ltd.	42,000	6,525
#	Tianjin Capital Environmental Protection	3,946,000	390,504
#	Tianjin Development Holdings, Ltd.	1,845,800	515,968
* #	Towngas China Co., Ltd.	3,173,000	627,964
	TPV Technology, Ltd.	25,626,000	5,087,794
*	Vinda International Holdings, Ltd.	140,000	29,616
	Weichai Power Co., Ltd.	46,000	109,779
	Weiqiao Textile Co., Ltd.	7,951,500	1,629,863
*	Welling Holdings, Ltd.	466,000	6,855
#	Xiamen International Port Co., Ltd.	11,760,000	1,021,774
#	Xinao Gas Holdings, Ltd.	2,178,000	1,898,232
*	Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	47,541
* #	Xinyu Hengdeli Holdings, Ltd.	948,000	171,981
#	Xiwang Sugar Holdings Co., Ltd.	9,343,952	1,133,195
	Zhejiang Expressway Co., Ltd.	290,000	138,933
*	Zhejiang Glass Co., Ltd.	2,735,000	357,890
TOTAL COMMON STOCKS			78,040,466

5

RIGHTS/WARRANTS — (0.0%)
* #	China State Construction International Holdings, Ltd. Rights 02/27/09	96,857	125

TOTAL — CHINA			78,040,591

HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
*	Danubius Hotel & Spa NYRT	47,091	1,194,111
* #	Fotex NYRT	119,895	214,080
* #	Pannonplast NYRT	194,795	713,482
* #	RABA Automotive Holding NYRT	324,181	1,132,509
* #	Synergon Information Systems	37,006	110,992
	Zwack Unicum NYRT	1,100	57,189

TOTAL — HUNGARY			3,422,363

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	3M India, Ltd.	4,899	93,880
*	Abhishek Industries, Ltd.	216,492	35,776
	Adlabs Films, Ltd.	66,472	225,956
	Ador Welding, Ltd.	17,588	33,061
	Aftek, Ltd.	125,900	40,388
*	Agro Tech Foods, Ltd.	39,674	78,794
	Ajmera Realty & Infra India	111,700	91,284
	Alembic, Ltd.	329,290	203,953
	Alfa Laval (India), Ltd.	7,075	124,051
	Alok Industries, Ltd.	315,146	109,457
	Ansal Properties & Infrastructure, Ltd.	196,315	179,038
	Apollo Hospitals Enterprise, Ltd.	124,821	1,008,863
	Apollo Tyres, Ltd.	880,050	415,658
*	Aptech, Ltd.	69,254	113,341
*	Arvind Mills, Ltd.	279,573	82,381
*	Asahi India Glass, Ltd.	307,030	260,094
	Ashapura Minechem, Ltd.	134,220	89,988
	Ashok Leyland, Ltd.	417,722	161,304
	Asian Hotels, Ltd.	26,208	148,124
	Aurobindo Pharma, Ltd.	108,294	281,223
	Automotive Axles, Ltd.	19,185	54,215
	Avaya GlobalConnect, Ltd.	27,160	40,516
	Aventis Pharma, Ltd.	23,466	343,037
	Bajaj Auto Finance, Ltd.	54,772	83,072
	Bajaj Hindusthan, Ltd.	81,444	76,534
	Balaji Telefilms, Ltd.	131,073	190,097
	Ballarpur Industries, Ltd.	1,021,629	414,697
	Balmer Lawrie & Co., Ltd.	23,290	115,637
*	Balrampur Chini Mills, Ltd.	876,659	777,306
	Bank of Maharashtra, Ltd.	660,031	352,925
	Bank of Rajasthan, Ltd.	258,218	200,944
	Bannari Amman Sugars, Ltd.	15,919	177,993

6

	Bata India, Ltd.	86,199	185,131
	BEML, Ltd.	8,967	80,505
	Berger Paints India, Ltd.	577,884	361,190
	Bharati Shipyard, Ltd.	44,652	61,667
	Bhushan Steel & Strips, Ltd.	82,431	1,135,221
	Birla Corp., Ltd.	124,628	208,870
	Blue Dart Express, Ltd.	16,011	148,289
	Blue Star, Ltd.	130,203	510,046
	Bombay Burmah Trading Co.	10,000	36,158
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	218,481
*	Bombay Rayon Fashions, Ltd.	37,443	121,017
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	217,524
	Britannia Industries, Ltd.	30,375	723,168
	Cadila Healthcare, Ltd.	65,306	342,901
*	Cambridge Solutions, Ltd.	130,152	179,792
	Carborundum Universal, Ltd.	152,175	297,308
	Century Enka, Ltd.	37,178	52,148
	CESC, Ltd.	164,998	688,735
	Chambal Fertilizers & Chemicals, Ltd.	637,986	598,907
*	Chemplast Sanmar, Ltd.	79,745	7,005
	Chennai Petroleum Corp., Ltd.	231,113	576,240
*	Chi Investments, Ltd.	27,539	9,315
	Cholamandalam DBS Finance, Ltd.	42,010	32,336
	City Union Bank, Ltd.	504,250	167,691
	Clariant Chemicals (India), Ltd.	25,417	88,103
	CMC, Ltd.	29,521	205,811
	Coromandel Fertilisers, Ltd.	236,478	568,731
*	Corporation Bank	24,000	97,012
	Cranes Software International, Ltd.	182,944	343,394
	Crisil, Ltd.	10,145	524,012
	Dalmia Cement (Bharat), Ltd.	60,289	99,162
	DCM Shriram Consolidated, Ltd.	258,455	153,518
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	199,451
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	443,849
	E.I.D. - Parry (India), Ltd.	178,726	604,715
	Eicher Motors, Ltd.	51,963	216,542
	EIH, Ltd.	136,145	238,782
	Elder Pharmaceuticals, Ltd.	45,749	246,905
	Electrosteel Casings, Ltd.	384,060	135,413
	Elgi Equipments, Ltd.	112,237	72,771
	Esab India, Ltd.	31,753	202,466
*	Escorts, Ltd.	105,268	77,443
	Essel Propack, Ltd.	229,455	63,731
*	Eveready Industries (India), Ltd.	149,446	56,842
	Exide Industries, Ltd.	1,026,382	1,046,713
	FAG Bearings (India), Ltd.	26,817	183,997
	FDC, Ltd.	423,054	220,796
	Federal Bank, Ltd.	279,298	743,574
	Finolex Cables, Ltd.	253,437	124,084
	Finolex Industries, Ltd.	229,394	151,699
	Gammon India, Ltd.	141,799	221,945
	Geodesic, Ltd.	144,811	289,039

7

	Geometric, Ltd.	103,884	62,021
	GHCL, Ltd.	159,986	109,830
	Gillette India, Ltd.	8,591	128,200
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	679,505
	Godfrey Phillips India, Ltd.	2,778	60,300
	Godrej Consumer Products, Ltd.	295,660	600,424
*	Goetze (India), Ltd.	60,504	47,151
	Graphite India, Ltd.	221,802	173,879
	Greaves Cotton, Ltd.	123,608	262,263
*	GTL Infrastructure, Ltd.	516,486	412,119
	GTL, Ltd.	172,195	679,658
	Gujarat Alkalies & Chemicals, Ltd.	135,835	193,358
	Gujarat Ambuja Exports, Ltd.	180,510	96,644
	Gujarat Fluorochemicals, Ltd.	164,960	270,810
	Gujarat Gas Co., Ltd.	85,660	374,817
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	303,776
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	214,493
	H.E.G., Ltd.	76,619	215,856
	HCL Infosystems, Ltd.	280,963	510,667
	Hexaware Technologies, Ltd.	166,745	69,048
	Hikal, Ltd.	17,498	120,470
*	Himachal Futuristic Communications, Ltd.	705,174	107,485
*	Himatsingka Seide, Ltd.	115,558	70,365
	Hinduja Ventures, Ltd.	36,075	87,430
	Hindustan Construction Co., Ltd.	512,201	440,026
*	Hindustan Motors, Ltd.	280,005	61,595
	Hindustan Oil Exploration Co., Ltd.	68,322	99,252
	Hindustan Sanitaryware & Industries, Ltd.	69,904	36,582
	Honeywell Automation India, Ltd.	6,781	123,939
	Hotel Leelaventure, Ltd.	580,370	346,629
	HTMT Global Solutions, Ltd.	36,075	105,699
	ICI India, Ltd.	50,985	405,629
	India Cements, Ltd.	139,088	250,174
	India Glycols, Ltd.	47,189	75,591
	Indian Hotels Co., Ltd.	387,009	367,435
	Indo Rama Synthetics (India), Ltd.	136,867	40,082
	Indoco Remedies, Ltd.	12,300	40,888
	IndusInd Bank, Ltd.	447,357	376,087
	INEIS ABS India, Ltd.	23,441	41,419
	Infomedia 18, Ltd.	23,790	34,492
	Infotech Enterprises, Ltd.	87,418	270,083
	Ipca Laboratories, Ltd.	55,746	446,998
*	Ispat Industries, Ltd.	930,933	227,248
	IVRCL Infrastructures & Projects, Ltd.	107,789	189,985
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	101,257
	Jain Irrigation Systems, Ltd.	111,368	693,830
	Jammu & Kashmir Bank, Ltd.	74,481	579,832
*	JBF Industries, Ltd.	99,101	98,544
*	Jet Airways (India), Ltd.	15,491	50,241
	Jindal Poly Films, Ltd.	29,404	75,182
	Jindal Saw, Ltd.	73,518	564,512
	JK Tyre and Industries, Ltd.	67,734	68,117

8

	JSL, Ltd.	232,194	183,214
	Jubilant Organosys, Ltd.	91,504	309,970
	Jyoti Structures, Ltd.	116,466	133,952
	K.S.B. Pumps, Ltd.	15,895	71,901
	Kajaria Ceram	52,155	31,484
	Karnataka Bank, Ltd.	198,190	335,399
	Karur Vysya Bank, Ltd.	103,349	497,224
	KEC International, Ltd.	50,258	119,783
	Kesoram Industries, Ltd.	83,108	255,419
	Kirloskar Oil Engines, Ltd.	374,592	421,417
	KPIT Cummins Infosystems, Ltd.	107,009	64,650
*	KS Oils, Ltd.	154,017	124,324
	Lakshmi Machine Works, Ltd.	5,560	65,236
	LIC Housing Finance, Ltd.	148,431	600,569
	Macmillan India, Ltd.	479	1,145
	Madras Cements, Ltd.	51,240	68,823
	Maharashtra Scooters, Ltd.	4,550	7,786
	Maharashtra Seamless, Ltd.	99,628	371,446
	Mahindra Lifespace Developers, Ltd.	56,900	222,172
	Mangalam Cement, Ltd.	49,704	53,040
	Marico, Ltd.	901,020	906,476
	Mastek, Ltd.	59,764	266,982
*	Matrix Laboratories, Ltd.	400,039	572,172
*	MAX India, Ltd.	261,485	529,154
	Megasoft, Ltd.	21,301	9,907
	Mercator Lines, Ltd.	350,017	245,022
	Merck, Ltd.	20,256	114,099
	Micro Inks, Ltd.	11,233	24,562
	Monnet Ispat, Ltd.	67,091	210,702
	Monsanto India, Ltd.	11,378	270,516
	Moser Baer (India), Ltd.	372,370	591,594
	Motherson Sumi Systems, Ltd.	666,405	839,171
	Mphasis, Ltd.	214,746	684,434
	MRF, Ltd.	7,798	327,995
	Mukand, Ltd.	111,752	64,157
	Mukta Arts, Ltd.	672	815
*	Mysore Cements, Ltd.	274,729	79,439
	Nagarjuna Construction Co., Ltd.	309,858	405,678
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	312,516
*	Nahar Capital & Financial Services, Ltd.	31,896	14,979
	Nahar Poly Films, Ltd.	45,938	8,351
	Nahar Spinning Mills, Ltd.	67,990	32,815
	Navneet Publications (India), Ltd.	67,988	60,973
*	NELCO, Ltd.	28,769	18,934
*	Netflier Finco, Ltd.	16,933	4,527
	NIIT Technologies, Ltd.	114,330	153,080
	NIIT, Ltd.	340,635	227,995
	Nirma, Ltd.	28,800	54,022
	NOCIL, Ltd.	201,948	58,803
	Nucleus Software Exports, Ltd.	42,062	48,051
	OCL India, Ltd.	56,194	64,626
*	OCL Iron & Steel, Ltd.	168,582	15,205

9

*	Octav Investments, Ltd.	4,020	813
	Omax Autos, Ltd.	40,939	21,837
	Opto Circuits India, Ltd.	192,637	602,535
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	236,943
	Orient Paper & Industries, Ltd.	296,620	131,291
	Panacea Biotec, Ltd.	119,514	367,828
	Pantaloon Retail India, Ltd.	2,575	10,770
	Patel Engineering, Ltd.	97,383	270,982
	Petronet LNG, Ltd.	624,101	489,165
	Pfizer, Ltd.	71,204	685,275
	Pidilite Industries, Ltd.	481,710	912,935
	Polaris Software Lab, Ltd.	157,531	145,734
	Praj Industries, Ltd.	268,545	370,906
	Pricol, Ltd.	132,536	24,663
	Prism Cements, Ltd.	596,393	205,057
	PSL, Ltd.	63,467	144,715
	PTC India, Ltd.	264,901	286,568
	Punjab Tractors, Ltd.	28,848	68,702
*	PVP Ventures, Ltd.	13,697	11,392
	Radico Khaitan, Ltd.	156,080	196,202
	Rain Commodities, Ltd.	76,883	186,372
	Rallis India, Ltd.	19,769	149,552
*	Rama Newsprint & Papers, Ltd.	83,017	25,740
	Raymond, Ltd.	98,113	171,187
	REI Agro, Ltd.	102,217	1,970,959
	Reliance Industrial Infrastructure, Ltd.	24,104	166,432
	Rico Auto Industries, Ltd.	202,391	45,697
	Rolta India, Ltd.	266,216	1,004,468
	Ruchi Soya Industries, Ltd.	371,710	258,584
	Sakthi Sugars, Ltd.	61,507	53,383
*	SEAMEC, Ltd.	58,658	45,892
	Shanthi Gears, Ltd.	79,510	68,920
	Shriram Transport Finance Co., Ltd.	301,310	1,335,282
*	Sicagen India, Ltd.	41,648	4,203
*	Sical Logistics, Ltd.	41,648	26,576
	SKF India, Ltd.	95,810	331,270
	Solectron Centum Electronics, Ltd.	18,865	15,119
	Solectron EMS India, Ltd.	9,432	6,682
	Sona Koyo Steering Systems, Ltd.	348,120	71,381
	Sonata Software, Ltd.	155,438	55,210
	South India Bank, Ltd.	163,780	218,209
	SREI Infrastructure Finance, Ltd.	165,360	164,844
	SRF, Ltd.	101,277	161,392
	Sterling Biotech, Ltd.	469,728	1,728,903
	Sterlite Technologies, Ltd.	95,694	115,185
*	Strides Arcolab, Ltd.	64,472	170,728
	Subros, Ltd.	109,780	43,734
*	Sun Pharma Advanced Research Co., Ltd.	66,386	70,940
	Sundaram-Clayton, Ltd.	3,890	8,728
	Sundram Fastners, Ltd.	465,052	177,433
	Supreme Industries, Ltd.	22,265	54,966
	Supreme Petrochem, Ltd.	144,830	33,657

10

	Swaraj Engines, Ltd.	3,100	9,139
	Syndicate Bank	375,000	387,611
	Taj GVK Hotels and Resorts, Ltd.	83,666	81,665
	Tata Elxsi, Ltd.	51,574	107,209
	Tata Investment Corp., Ltd.	50,540	283,898
	Tata Metaliks, Ltd.	42,871	75,902
	Tata Tea, Ltd.	2,455	25,617
*	Teledata Marine Solutions, Ltd.	152,395	105,552
*	Teledata Technology Solution	152,395	105,552
	Texmaco, Ltd.	21,569	308,483
	Thomas Cook (India), Ltd.	99,630	95,219
	Titan Industries, Ltd.	14,800	309,534
	Torrent Pharmaceuticals, Ltd.	194,766	539,571
	Trent, Ltd.	18,895	116,874
	Tube Investments of India, Ltd.	338,984	170,237
	TVS Motor Co., Ltd.	92,814	56,575
*	UCO Bank	216,031	129,971
	Unichem Laboratories, Ltd.	52,347	178,403
	Usha Martin, Ltd.	433,015	315,638
*	Uttam Galva Steels, Ltd.	127,929	90,786
	Vardhman Textiles, Ltd.	76,291	81,362
	Varun Shipping Co.	261,746	240,020
	Vesuvius India, Ltd.	12,502	25,090
	WABCO-TVS (India), Ltd.	3,890	11,178
*	Welspun India, Ltd.	92,659	44,839
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	698,898
	Wockhardt, Ltd.	52,983	121,913
	Wyeth, Ltd.	40,457	327,253
	Zensar Technologies, Ltd.	41,117	81,150
	Zuari Industries, Ltd.	55,762	182,973
TOTAL COMMON STOCKS			63,836,408

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	31,078

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 12/9/2008	9,548	—

TOTAL — INDIA			63,867,486

INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
	PT Apexindo Pratama Tbk	2,187,000	475,129
	PT Asahimas Flat Glass Tbk	983,000	119,088
*	PT Bakrieland Development Tbk	13,345,750	92,163
	PT Bank CIMB Niaga Tbk	26,487,500	1,111,854
*	PT Bank Pan Indonesia Tbk	26,324,875	1,248,870
*	PT Batu Buana Tbk	77,715	449
	PT Berlian Laju Tanker Tbk	9,636,700	554,364
	PT Bhakti Investama Tbk	23,571,100	474,575

11

	PT Budi Acid Jaya Tbk	5,947,000	88,904
*	PT Charoen Pokphand Indonesia Tbk	7,595,500	263,369
*	PT Ciputra Surya Tbk	1,642,000	27,283
*	PT Citra Marga Nusaphala Persada Tbk	6,995,000	741,946
*	PT Clipan Finance Indonesia Tbk	3,133,000	58,006
*	PT Davomas Adabi Tbk	41,920,000	200,682
*	PT Delta Dunia Petronda Tbk	12,220,000	591,547
*	PT Dynaplast Tbk	1,038,000	54,281
*	PT Energi Mega Persada Tbk	21,237,000	681,922
	PT Enseval Putera Megatrading Tbk	17,915,000	418,513
*	PT Ever Shine Textile Tbk	4,029,640	20,333
	PT Global Mediacom Tbk	5,770,000	154,320
*	PT Hanson International Tbk	5,038,000	22,131
*	PT Hero Supermarket Tbk	33,000	12,110
*	PT Holcim Indonesia Tbk	9,852,500	405,886
	PT Indo-Rama Synthetics Tbk	485,000	22,268
*	PT Intiland Development Tbk	2,097,400	74,014
	PT Jaya Real Property Tbk	1,967,500	103,029
	PT Kalbe Farma Tbk	14,904,238	506,084
*	PT Kawasan Industry Jababeka Tbk	141,003,000	693,681
*	PT Keramika Indonesia Assosiasi Tbk	100,000	2,752
	PT Lippo Karawaci Tbk	35,036,250	1,936,510
	PT Matahari Putra Prima Tbk	2,543,000	137,279
	PT Mayorah Indah Tbk	2,473,500	275,413
*	PT Medco Energi International Tbk	3,192,500	625,659
	PT Mitra Adiperkasa Tbk	3,015,000	134,683
*	PT Modern Photo Tbk	40,000	972
	PT Mustika Ratu Tbk	193,000	2,725
*	PT Pakuwon Jati Tbk	409,500	14,101
*	PT Panasia Indosyntec Tbk	79,000	2,899
*	PT Panin Insurance Tbk	6,609,000	93,567
*	PT Panin Life Tbk	20,149,000	146,438
	PT Petrosea Tbk	15,000	5,212
*	PT Pioneerindo Gourmet International Tbk	29,000	1,064
*	PT Polychem Indonesia Tbk	7,443,500	55,923
*	PT Prasidha Aneka Niaga Tbk	84,000	539
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	416
	PT Ramayana Lestari Sentosa Tbk	14,295,000	635,076
	PT Samudera Indonesia Tbk	223,000	83,946
	PT Selamat Semp Tbk	1,920,000	123,303
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	142,344
*	PT Sumalindo Lestari Jaya Tbk	250	6
	PT Summarecon Agung Tbk	16,534,532	316,934
*	PT Sunson Textile Manufacturer Tbk	2,325,500	53,337
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	976
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	203,285
*	PT Suryamas Dutamakmur Tbk	125,000	1,468
	PT Tempo Scan Pacific Tbk	524,000	20,461
*	PT Texmaco Jaya Tbk	93,000	25,170
	PT Timah Tbk	8,795,000	918,877
	PT Trias Sentosa Tbk	38,725,600	613,953

12

	PT Trimegah Sec Tbk	9,961,000	119,593
	PT Tunas Ridean Tbk	3,838,000	256,312
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	22,346
	PT Unggul Indah Cahaya Tbk	48,239	12,281

TOTAL — INDONESIA			16,202,621

ISRAEL — (3.1%)
COMMON STOCKS — (3.1%)
	Alony Hetz Properties & Investments, Ltd.	229,186	346,704
	Analyst IMS Investment Management Services, Ltd.	700	3,451
*	AudioCodes, Ltd.	111,296	202,148
*	AudioCodes, Ltd. ADR	82,926	154,242
	Azorim Investment Development & Construction Co., Ltd.	58,001	267,921
*	Baran Group, Ltd.	9,500	62,385
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square-Israel, Ltd.	100,987	723,689
	Clal Insurance Enterprise Holdings, Ltd.	318,868	2,800,707
*	Compugen, Ltd.	11,938	16,355
	Dan Vehicle & Transportation	49,939	233,163
	Delek Automotive Systems, Ltd.	30,881	193,809
	Delek Drilling LP, Ltd.	799,658	360,544
*	Delta-Galil Industries, Ltd.	31,300	57,994
	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	98,813
	Elbit Medical Imaging, Ltd.	37,507	541,731
	Electra (Israel), Ltd.	5,396	418,374
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	456,181	513,848
	FMS Enterprises Migun, Ltd.	10,169	235,588
	Formula Systems, Ltd.	18,238	137,975
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,133,434
*	Granite Hacarmel Investments, Ltd.	19,200	35,003
*	Hadera Paper, Ltd.	8,541	370,857
*	Hamlet (Israel-Canada), Ltd.	6,342	27,730
*	Harel Insurance Investments & Finances, Ltd.	110,689	3,508,586
*	Hot-Cable Systems Media, Ltd.	68,469	395,148
*	Housing & Construction Holding Co., Ltd.	815,326	853,151
	IBI Investment House, Ltd.	6,530	33,214
	Industrial Building Corp., Ltd.	276,524	375,074
	Ituran Location & Control, Ltd.	21,033	145,794
*	Jerusalem Oil Exploration, Ltd.	14,516	118,839
*	Knafaim Arkia Holdings, Ltd.	27,233	210,076
	Leader Holding & Investments, Ltd.	74,777	45,226
*	Magic Software Enterprises, Ltd.	43,946	82,068
*	Mer Industries, Ltd.	19,959	81,439
*	Metalink, Ltd.	43,556	8,323
*	Metis Capital, Ltd.	1,079	3,104
	Middle East Tube Co., Ltd.	13,500	10,163
	Mivtach Shamir Holdings, Ltd.	16,251	335,052
*	Naphtha Israel Petroleum Corp.	105,630	21,073
*	Neto M.E. Holdings, Ltd.	6,938	119,055

13

	O.R.T. Technologies, Ltd.	6,000	20,328
*	OCIF Investments and Development, Ltd.	5,002	32,204
*	Orckit Communications, Ltd.	125,396	521,275
	Osem Investment, Ltd.	1	7
	Property and Building Corp., Ltd.	13,195	547,980
	Scailex Corp., Ltd.	60,694	403,897
	Spectronix, Ltd.	9,752	20,974
*	Suny Electronic, Ltd.	24,470	50,810
	Super-Sol, Ltd. Series B	449,336	1,913,512
*	The Israel Land Development Co., Ltd.	34,759	103,896
*	Tower Semiconductor, Ltd.	827,655	183,904
*	TTI Team Telecom International, Ltd. ADR	21,390	21,604
*	Union Bank of Israel, Ltd.	203,183	624,195
	Urdan Industries, Ltd.	303,535	144,284
*	VeriFone Holdings, Inc.	1	3

TOTAL — ISRAEL			19,870,737

MALAYSIA — (6.2%)
COMMON STOCKS — (6.2%)
	A&M Realty Berhad	130,000	15,119
	Acoustech Berhad	170,200	38,674
	Aeon Co. Berhad	974,200	1,093,087
*	AMBD Berhad	2,148,100	55,565
	Amway (Malaysia) Holdings Berhad	396,700	729,768
	Ancom Berhad	400,500	65,100
	Ann Joo Resources Berhad	981,750	375,379
*	Anson Perdana Berhad	10,000	127
	APM Automotive Holdings Berhad	215,100	93,954
*	Asas Dunia Berhad	173,000	30,935
*	Asia Pacific Land Berhad	1,888,600	156,139
	Bandar Raya Developments Berhad	1,190,200	338,444
	Berjaya Corp. Berhad	4,994,500	822,878
	Berjaya Land Berhad	1,067,000	1,062,562
	Bernas Padiberas Nasional Berhad	1,175,200	383,780
	Bimb Holdings Berhad	894,600	230,915
	Bolton Properties Berhad	674,600	138,474
	Boustead Holdings Berhad	644,100	450,632
	Cahya Mata Sarawak Berhad	823,600	269,032
	Carlsberg Brewery Malaysia Berhad	655,600	634,081
	Cement Industries of Malaysia Berhad	359,000	613,593
	Chemical Co. of Malaysia Berhad	472,600	294,833
	Chin Teck Plantations Berhad	33,000	47,083
	Choo Bee Metal Industries Berhad	26,000	8,823
	Cycle & Carriage Bintang Berhad	15,000	7,745
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	37,302
	DNP Holdings Berhad	544,400	105,095
	DRB-Hicom Berhad	1,244,700	252,651
	Dreamgate Corp. Berhad	2,061,200	99,221
	Dutch Lady Milk Industries Berhad	125,700	300,809
	Eastern & Oriental Berhad (6468754)	830,200	164,911

14

	Eastern & Oriental Berhad (B19ZLW1)	36,000	9,124
	Eastern Pacific Industrial Corp. Berhad	218,100	50,040
	ECM Libra Avenue Berhad	1,592,777	161,132
	Encorp BHD	196,700	30,431
	Eng Kah Corp. Berhad	32,000	23,566
	Esso Malaysia Berhad	420,600	250,985
	Faber Group Berhad	538,000	87,450
	Far East Holdings Berhad	61,500	85,099
*	Fountain View Development Berhad	808,200	50,072
	Fraser & Neave Holdings Berhad	366,000	853,395
	General Corp. Berhad	225,100	35,646
	George Kent (Malaysia) Berhad	124,200	13,272
	GHL Systems Berhad	308,767	15,406
	Globetronics Technology Berhad	2,587,800	109,823
	Glomac Berhad	370,200	49,449
	Gold Is Berhad	279,600	96,455
*	Golden Plus Holdings Berhad	216,000	57,874
	Grand United Holdings Berhad	787,000	89,538
	Guiness Anchor Berhad	897,100	1,197,120
	GuocoLand (Malaysia) Berhad	1,359,800	358,276
	Hap Seng Consolidated Berhad	1,171,900	576,796
	HLG Capital Berhad	100,400	31,115
	Hock Seng Lee Berhad	1,010,300	147,347
	Hong Leong Industries Berhad	605,900	582,385
	Hovid Berhad	1,803,300	97,598
	Hume Industries (Malaysia) Berhad	412,267	292,562
	Hunza Properties Berhad	500,400	184,590
	Hwang-DBS (Malaysia) Berhad	293,200	87,017
*	IJM Land Berhad	1,207,000	226,071
	IJM Plantations Berhad	1,188,700	573,225
*	Insas Berhad	1,642,200	119,477
	Integrated Logistics Berhad	544,300	89,687
*	Jaks Resources Berhad	800,700	75,962
*	Jaya Tiasa Holdings Berhad	436,390	261,806
*	Johan Holdings Berhad	190,600	6,961
	JT International Berhad	550,600	644,304
	K & N Kenanga Holdings Berhad	762,300	87,989
*	Karambunai Corp. Berhad	5,564,900	88,563
	Keck Seng (Malaysia) Berhad	552,100	433,157
	KFC Holdings (Malaysia) Berhad	562,000	1,029,697
	Kian Joo Can Factory Berhad	1,091,080	306,315
	Kim Hin Industry Berhad	52,000	13,991
	Kim Loong Resources Berhad	221,760	95,446
	KPJ Healthcare Berhad	327,700	228,494
	KrisAssets Holdings Berhad	88,863	69,641
	KSL Holdings Berhad	649,266	112,626
*	Kub Malaysia Berhad	1,353,500	89,697
	Kuchai Development Berhad	87,100	14,594
	Kulim Malaysia Berhad	536,050	592,236
*	Kumpulan Europlus Berhad	1,228,800	74,440
*	Kumpulan Hartanah Selangor Berhad	708,600	51,971
*	Kurnia Asia Berhad	2,485,800	179,453

15

	Kwantas Corp. Berhad	343,600	172,304
*	Land & General Berhad	2,540,400	120,524
	Landmarks Berhad	923,400	255,211
*	LBS Bina Group Berhad	680,600	51,441
	Leader Universal Holdings Berhad	1,018,700	124,451
	Leong Hup Holdings Berhad	427,700	102,132
	Lingkaran Trans Kota Holdings Berhad	915,600	425,358
*	Lion Corp Berhad	616,300	44,295
	Lion Industries Corp. Berhad	424,800	75,253
*	MAA Holdings Berhad	346,666	45,296
*	Malaysia Aica Berhad	48,200	6,858
	Malaysia Building Society Berhad	7,000	1,500
	Malaysian Mosaics Berhad	71,460	15,121
	Malaysian Pacific Industries Berhad	339,500	611,692
	Malaysian Resources Corp. Berhad	1,794,366	313,762
*	Mancon Berhad	12,000	2,940
	Manulife Insurance (M) Berhad	100,800	58,798
	Marco Holdings Berhad	2,835,400	64,641
*	Matrix International Berhad	684,000	55,842
	MBM Resources Berhad	322,366	197,910
*	Measat Global Berhad	160,900	42,681
	Media Prima Berhad	1,115,533	348,134
	Mega First Corp. Berhad	361,600	80,164
*	MEMS Technology Berhad	1,917,000	32,884
	Metro Kajang Holdings Berhad	138,900	31,334
*	Minho (M) Berhad	181,100	15,495
	MNRB Holdings Berhad	497,100	420,430
	MTD ACPI Engineering Berhad	601,000	65,452
	Muhibbah Engineering Berhad	750,150	165,338
*	Mulpha International Berhad	2,268,650	361,342
	Multi-Purpose Holdings Berhad	457,000	140,320
	Naim Cendera Berhad	622,300	412,885
*	Narra Industries Berhad	16,000	1,712
	NCB Holdings Berhad	1,147,200	869,457
	New Straits Times Press (Malaysia) Berhad	720,000	210,425
*	Nikko Electronics Berhad	36,600	259
	Notion VTEC Berhad	1,293,600	77,299
	NTPM Holdings Berhad	550,600	72,540
	NV Multi Corp. Berhad	430,900	67,229
*	NWP Holdings Berhad	112,000	6,624
*	Nylex (Malaysia) Berhad	551,000	121,404
	OKS Property Holdings Berhad	256,835	16,045
	Oriental Holdings Berhad	10,500	13,570
	OSK Holdings Berhad	1,375,271	390,820
	P.I.E. Industrial Berhad	140,100	121,572
*	Pan Malaysia Cement Works Berhad	766,600	24,125
*	Pan Malaysian Industries Berhad	1,389,000	20,006
	Panasonic Manufacturing Malaysia Berhad	157,184	462,324
*	Panglobal Berhad	14,000	7,451
	Paramount Corp. Berhad	24,000	13,319
	PBA Holdings Berhad	274,100	61,056
	Pelikan International Corp. Berhad	599,560	195,804

16

	PJ Development Holdings Berhad	1,070,900	128,730
	Pos Malaysia & Services Holdings Berhad	84,000	43,002
*	Prime Utilities Berhad	3,000	123
	Protasco Berhad	575,600	90,755
	Puncak Niaga Holdings Berhad	749,520	419,987
	QL Resources Berhad	673,050	436,915
	QSR Brand Berhad	37,333	20,758
*	Ramunia Holdings Berhad	695,447	232,038
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	572,400	60,725
	Sarawak Oil Palms Berhad	179,660	103,009
	Scientex Inc. Berhad	344,862	97,007
	Selangor Dredging Berhad	1,118,200	136,551
	Shangri-La Hotels (Malaysia) Berhad	171,200	67,637
	SHL Consolidated Berhad	277,400	79,054
	Sime Darby Berhad	488	862
*	South East Asia Lumber, Inc. Berhad	662,000	42,734
	Southern Acids (Malaysia) Berhad	41,000	18,155
	Southern Steel Berhad	502,800	207,747
*	SPK Sentosa Corp. Berhad	274,000	39,569
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	480,145
	Subur Tiasa Holdings Berhad	386,085	195,909
	Sunrise Berhad	836,008	303,197
	Sunway City Berhad	724,900	328,395
*	Sunway Holdings Berhad	1,046,000	176,225
	Supermax Corp. Berhad	708,700	187,625
	Suria Capital Holdings Berhad	672,800	178,801
	Symphony House Berhad	269,840	18,747
	Ta Ann Holdings Berhad	409,380	497,843
	TA Enterprise Berhad	2,890,300	427,752
	Tahp Group Berhad	4,000	2,956
*	Talam Corp. Berhad	1,716,350	66,020
	Tamco Corp. Holdings Berhad	18,000	1,626
	Tan Chong Motor Holdings Berhad	1,344,900	460,216
	Tasek Corp. Berhad	87,600	73,700
	TDM Berhad	355,500	110,159
*	Tebrau Teguh Berhad	1,016,400	108,041
	TH Group Berhad	907,000	161,632
	Thong Guan Industries Berhad	215,100	48,460
	Top Glove Corp. Berhad	555,880	595,337
	Tradewinds (Malaysia) Berhad	371,600	243,940
	TRC Synergy Berhad	64,800	18,727
	UAC Berhad	44,715	33,067
	Uchi Technologies Berhad	487,700	129,499
	UEM Builders Berhad	1,763,600	704,566
	Unico-Desa Plantations Berhad	1,853,775	361,208
	Unisem (M) Berhad	921,800	222,301
	United Malacca Rubber Estates Berhad	267,400	385,292
	United Malayan Land Berhad	13,000	3,526
	United Plantations Berhad	535,700	1,355,291
	Utusan Melayu (Malaysia) Berhad	144,500	28,768

17

	VADS Berhad	165,800	336,841
	VS Industry Berhad	427,326	150,157
	Wah Seong Corp. Berhad	1,157,250	369,587
	WTK Holdings Berhad	1,165,000	340,684
	Yeo Hiap Seng (Malaysia) Berhad	56,760	18,131
	YTL e-Solutions Berhad	3,485,600	247,587
	Yu Neh Huat Berhad	775,914	219,094
	Zelan Berhad	1,146,600	388,260
TOTAL COMMON STOCKS			39,825,576

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	5,980
*	Malayan United Industries Berhad A2	176,957	5,482
TOTAL PREFERRED STOCKS			11,462

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	35,898
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	130
*	OSK Property Warrants 04/05/09	1,696	41
*	Ramunia Holdings BHD Warrants 12/20/09	1,840	501
*	Salcon Berhad Warrants 05/17/14	130,000	5,491
TOTAL RIGHTS/WARRANTS			42,061

TOTAL — MALAYSIA			39,879,099

MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
* #	Alsea de Mexico S.A.B. de C.V.	482,100	261,516
* #	Banco Compartamos S.A. de C.V.	199,200	337,328
* #	Carso Infraestructura y Construccion S.A.B. de CV	347,500	196,874
#	Cia Minera Autlan S.A.B. de C.V.	94,400	242,832
*	Consorcio Hogar S.A.B. de C.V. Series B	425,370	54,545
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,650,300	454,017
*	Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,842,930
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	746,355
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	883
	Corporacion Moctezuma S.A.B. de C.V.	858,200	1,333,903
	Corporativo Fragua S.A.B. de C.V. Series B	31	284
*	Corporativo GBM S.A.B de C.V.	29,028	6,531
* #	Desarrolladora Homex S.A.B. de C.V.	376,800	1,440,728
*	Dine S.A.B. de C.V.	196,367	120,407
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	4,026,654
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	14,408
* #	Empresas ICA S.A.B. de C.V.	1,463,608	2,104,274
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	3,946,400
* #	Gruma S.A.B. de C.V. ADR	58,800	152,880
* #	Gruma S.A.B. de C.V. Series B	1,253,434	808,510
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	405,014
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	484,278
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,015,000

18

	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,190,364
	Grupo Continental S.A.B. de C.V.	3,339,259	5,190,222
	Grupo Herdez S.A.B. de C.V.	107,000	101,865
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	404,694
*	Grupo Industrial Saltillo S.A.B. de C.V.	243,300	92,839
* #	Grupo Iusacell S.A.B. de C.V.	37,850	108,689
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	86,562
*	Grupo Nutrisa S.A. de C.V.	188	197
	Grupo Posadas S.A. de C.V. Series L	199,000	201,049
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,474
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	239,798
* #	Industrias CH S.A.B. de C.V. Series B	3,429,248	6,982,421
*	Promotora y Operadora de Infraestructura S.A. de C.V.	3,110	4,471
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	641
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,768
*	Savia S.A. de C.V.	610,700	37,969
#	TV Azteca S.A.B. de C.V. Series A	6,581,300	3,145,521
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	740,100	1,104,326
#	Vitro S.A.B. de C.V.	736,702	377,297
#	Vitro S.A.B. de C.V. Sponsored ADR	415,043	597,662

TOTAL — MEXICO			41,866,380

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	A. Soriano Corp.	3,430,211	154,557
	Aboitiz Equity Ventures, Inc.	6,767,000	763,308
	Alaska Milk Corp.	1,404,000	129,488
*	Bacnotan Consolidated Industries, Inc.	185,549	37,834
*	Belle Corp.	20,937,000	256,479
*	Benpres Holdings Corp.	6,381,000	150,422
	Cebu Holdings, Inc.	2,284,000	78,160
	China Banking Corp.	1	8
*	Digital Telecommunications Phils., Inc.	15,500,000	341,157
	Filinvest Development Corp.	11,428,000	257,106
	Filinvest Land, Inc.	175,457,577	1,524,093
	First Philippines Holdings Corp.	3,309,900	1,228,081
	Ginebra San Miguel, Inc.	1,003,200	282,729
*	House of Investments, Inc.	732,000	19,490
*	Ionics, Inc.	769,825	5,665
	Jollibee Food Corp.	640,000	605,099
*	Lepanto Consolidated Mining Co. Series B	2,970,000	5,321
*	Mabuhay Holdings Corp.	516,000	949
	Macroasia Corp.	447,500	28,020
	Manila Jockey Club, Inc.	163,277	9,512
*	Manila Mining Corp.	149,300,000	24,201
*	Metro Pacific Corp. Series A	1,827,193	77,689
*	Paxys, Inc.	1,464,400	36,583
	Philex Mining Corp.	2,688,400	280,235
*	Philippine Bank of Communications	14,726	8,730
*	Philippine National Bank	728,975	316,604
*	Philippine National Construction Corp.	173,000	17,328

19

	Philippine Savings Bank	356,863	293,302
	Philippine Stock Exchange, Inc.	19,800	86,855
*	Philippine Townships, Inc.	216,266	409
	Republic Glass Holding Corp.	507,500	13,486
	RFM Corp.	9,734,268	47,903
	Robinson’s Land Corp. Series B	1,525,870	174,670
	Security Bank Corp.	320,842	255,404
	Semirara Mining Corp.	266,900	186,741
	Shang Properties, Inc.	1,759,970	35,062
	SM Development Corp.	7,811,320	324,255
	Union Bank of the Philippines	47,500	23,435
*	Universal Rightfield Property Holdings, Inc.	1,062,000	608
	Universal Robina Corp.	3,594,015	383,139
*	Victorias Milling Co., Inc.	139,680	2,484
	Vista Land & Lifescapes, Inc.	647,700	14,595
*	Yehey! Corp.	29,670	—
TOTAL COMMON STOCKS			8,481,196

RIGHTS/WARRANTS — (0.0%)
*	Philex Mining Corp. Rights 11/19/08	672,100	—

TOTAL — PHILIPPINES			8,481,196

POLAND — (3.0%)
COMMON STOCKS — (3.0%)
	Agora SA	156,140	1,103,194
*	Alchemia SA	113,938	293,685
*	Amica Wronki SA	24,082	69,937
	Apator SA	24,153	94,647
	Asseco Poland SA	27,615	465,997
*	Bank Przemyslowo Handlowy BPH SA	12,274	219,949
*	Barlinek SA	15,043	19,983
*	Bioton SA	2,362,149	334,925
*	Budimex SA	37,430	845,755
*	Cersanit SA	144,105	676,226
	Ciech SA	8,204	118,608
	Debica SA	29,862	432,372
	Decora SA	9,066	46,885
*	Echo Investment SA	1,181,980	1,052,261
	Elektrobudowa SA	10,608	680,825
	Eurocash SA	160,686	496,766
*	Fabryki Mebli Forte SA	55,216	93,409
*	Farmacol SA	61,368	464,827
*	Ferrum SA	309	797
	Grupa Kety SA	39,137	709,069
*	Grupa Lotos SA	44,240	313,129
	Impexmetal SA	599,390	331,537
*	Koelner SA	14,231	43,896
*	Kroscienskie Huty Szkla Krosno SA	43,176	15,853
*	Lentex SA	28,914	109,706
*	LPP SA	1,283	431,038

20

*	MNI SA	253,024	211,321
*	Mondi Packaging Paper Swiecie SA	30,048	359,730
	Mostostal Siedlce SA	677,652	750,860
*	Mostostal Warszawa SA	37,200	670,765
	Multimedia Polska SA	64,141	137,337
*	Netia Holdings SA	1,021,505	723,616
*	NG2 SA	64,565	936,054
	Orbis SA	137,403	1,878,478
	Pekaes SA	24,538	102,054
*	Polska Grupa Farmaceutyczna SA	33,497	295,507
*	Raciborska Fabryka Kotlow SA	245,241	410,694
	Sniezka SA	5,612	45,840
*	Stalexport SA	666,131	319,263
*	Synthos SA	1,813,162	466,990
*	Vistula SA	232,490	274,108
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,287,989
*	Zaklady Azotowe Pulawy SA	11,032	224,571
	Zaklady Tluszcowe Kruszwica SA	37,250	399,706
	Zelmer SA	12,580	121,651
TOTAL COMMON STOCKS			19,081,810

RIGHTS/WARRANTS — (0.0%)
*	Barlinek SA Rights 2008	15,043	—

TOTAL — POLAND			19,081,810

SOUTH AFRICA — (4.6%)
COMMON STOCKS — (4.6%)
	Adcorp Holdings, Ltd.	35,320	86,751
	Advtech, Ltd.	486,983	173,946
	Aeci, Ltd.	70,526	382,217
*	Aflease Gold, Ltd.	195,228	19,941
*	AG Industries, Ltd.	1,647,458	89,159
	Allied Electronics Corp., Ltd.	94,507	231,949
	Astral Foods, Ltd.	33,426	302,130
*	Avusa, Ltd. (6049494)	325,845	413,582
*	Avusa, Ltd. (B2QHHR4)	392,940	947,605
	Bell Equipment, Ltd.	158,539	226,683
	Business Connexion Group	229,687	89,299
	Capitec Bank Holdings, Ltd.	83,248	230,649
	Cashbuild, Ltd.	13,473	75,217
	Ceramic Industries, Ltd.	31,493	238,232
	City Lodge Hotels, Ltd.	30,825	211,321
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	14,112
	Datacentrix Holdings, Ltd.	20,000	5,634
	Delta Electrical Industries, Ltd.	83,032	87,838
	Dimension Data Holdings P.L.C.	3,458,471	1,839,958
	Distell Group, Ltd.	297,735	1,427,018
	Distribution & Warehousing Network, Ltd.	246,389	248,043
*	Dorbyl, Ltd.	222,291	162,408

21

	Enviroserv Holdings, Ltd.	291,414	493,690
	Famous Brands, Ltd.	9,678	13,771
	Foschini, Ltd.	84,284	346,723
	Gold Reef Resorts, Ltd.	169,887	270,051
	Grindrod, Ltd.	1,607,864	2,306,240
	Group Five, Ltd.	114,316	482,875
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,335,536
	Hudaco Industries, Ltd.	23,083	134,451
	Hulamin, Ltd.	93,729	154,198
	Iliad Africa, Ltd.	266,887	152,530
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	1,161,251	3,341,238
*	Kap International Holdings, Ltd.	1,834,945	249,825
*	M Cubed Holdings, Ltd.	385,000	7,877
*	Merafe Resources, Ltd.	4,526,666	520,215
*	Metorex, Ltd.	1,453,388	808,056
	Mr. Price Group, Ltd.	218,245	536,235
	Mustek, Ltd.	784,364	289,852
	New Clicks Holdings, Ltd.	563,552	916,771
	Nu-World Holdings, Ltd.	28,894	49,655
	Oceana Group, Ltd.	182,711	406,908
	Omnia Holdings, Ltd.	37,562	230,243
	Peregrine Holdings, Ltd.	217,431	182,020
*	Product Co.	65,013	—
	PSG Group, Ltd.	119,196	158,777
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	20,437
	Reunert, Ltd.	113,771	574,013
*	SecureData Holdings, Ltd.	339,582	31,266
	Sentula Mining, Ltd.	825,428	726,208
	Spur Corp., Ltd.	53,697	35,986
	Sun International, Ltd.	39,933	332,206
*	Super Group, Ltd.	3,448,250	1,044,104
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	658,375	3,656,941
	Trans Hex Group, Ltd.	153,546	75,562
	Trencor, Ltd.	97,601	193,288
	UCS Group, Ltd.	144,872	29,967
	Value Group, Ltd.	321,111	94,609
*	Wesizwe Platinum, Ltd.	243,454	52,580
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	1,946,463

TOTAL — SOUTH AFRICA			29,705,059

SOUTH KOREA — (8.9%)
COMMON STOCKS — (8.9%)
	Aekyung Petrochemical Co., Ltd.	7,150	80,559
	Asia Cement Manufacturing Co., Ltd.	3,603	97,082
	Asia Paper Manufacturing Co., Ltd.	8,880	31,122
	AUK Corp.	2,160	2,118
	Baek Kwang Mineral Products Co., Ltd.	1,860	17,381
#	Bing Grae Co., Ltd.	9,540	263,227

22

	Bohae Brewery Co., Ltd.	1,100	9,128
	Boo Kook Securities Co., Ltd.	7,410	117,032
	Boryung Pharmaceutical Co., Ltd.	3,514	50,631
#	Bu Kwang Pharmaceutical Co., Ltd.	26,171	254,484
	BYC Co., Ltd.	710	80,051
	Byuck San Corp.	5,300	35,578
#	Byuck San Engineering and Construction Co., Ltd.	38,300	44,135
*	C & Heavy Industries Co., Ltd.	22,433	17,368
* #	Capro Corp.	38,750	112,270
#	Celrun Co., Ltd.	22,630	26,928
	Cheil Worldwide, Inc.	5,487	710,001
	Cho Kwang Leather Co., Ltd.	10,640	34,623
	Cho Kwang Paint Co., Ltd.	12,070	14,417
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	37,744
#	Chong Kun Dang Pharmaceutical Corp.	11,862	117,418
* #	Choongwae Holdings Co., Ltd.	5,482	22,203
	Choongwae Pharmaceutical Corp.	9,906	63,316
	Chosun Refractories Co., Ltd.	2,210	102,386
#	Chungho Comnet Co., Ltd.	2,320	15,248
#	CJ CGV Co., Ltd.	19,000	236,483
* #	CJ Corp.	26,223	702,276
*	Cosmochemical Co., Ltd.	14,640	33,391
#	Crown Confectionery Co., Ltd.	1,360	44,050
	Dae Dong Industrial Co., Ltd.	6,090	60,558
*	Dae Ho Corp.	543	55
	Dae Hyun Co., Ltd.	51,280	16,192
#	Dae Sang Corp.	34,350	129,102
#	Dae Won Kang Up Co., Ltd.	80,800	106,986
#	Daeduck Electronics Co., Ltd.	36,917	85,051
#	Daeduck Industries Co., Ltd.	21,536	60,038
	Daegu Bank Co., Ltd.	166,150	844,899
#	Daehan City Gas Co., Ltd.	11,541	228,241
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	273,964
#	Daehan Flour Mills Co., Ltd.	2,110	181,244
	Daehan Synthetic Fiber Co., Ltd.	1,750	100,005
#	Daekyo Co., Ltd.	98,400	365,742
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	75,349
	Daelim Trading Co., Ltd.	17,730	55,642
	Daesang Farmsco Co., Ltd.	13,210	9,725
#	Daesang Holdings Co., Ltd.	7,072	12,510
#	Daesung Industrial Co., Ltd.	6,130	269,737
*	Daewoo Electronic Components Co., Ltd.	184,910	15,756
#	Daewoo Motor Sales Corp.	31,830	232,920
	Daewoong Co., Ltd.	6,546	74,125
#	Daewoong Pharmaceutical Co., Ltd.	9,753	289,668
	Dahaam E-Tec Co., Ltd.	2,200	45,752
#	Daishin Securities Co., Ltd.	68,700	762,063
#	Daiyang Metal Co., Ltd.	22,400	30,663
#	Daou Technology, Inc.	56,480	127,037
	Digital Power Communications Co., Ltd.	50,540	32,178
	Dong Ah Tire Industrial Co., Ltd.	22,245	102,964
	Dong IL Rubber Belt Co., Ltd.	12,866	17,615

23

#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	182,523
#	Dong-A Pharmaceutical Co., Ltd.	14,036	870,924
	Dongbang Agro Co., Ltd.	19,470	96,529
	Dongbang Transport Logistics Co., Ltd.	26,000	36,476
	Dongbu Corp.	25,950	97,587
* #	Dongbu HiTek Co., Ltd.	32,873	104,735
#	Dongbu Securities Co., Ltd.	35,541	122,857
#	Dongbu Steel Co., Ltd.	30,980	151,725
	Dong-Il Corp.	3,048	98,544
	Dongil Paper Manufacturing Co., Ltd.	37,700	18,317
#	Dongwon F&B Co., Ltd.	3,360	53,200
#	Dongwon Industries Co., Ltd.	2,350	131,504
#	Dongwon Systems Corp.	138,447	111,320
#	Dongyang Mechatronics Corp.	29,591	91,732
#	Doosan Construction & Engineering Co., Ltd.	83,770	289,185
	DPI Co., Ltd.	8,565	35,393
*	DuzonBIzon Co., Ltd.	29,690	16,193
#	E1 Corp.	7,720	388,013
*	Eagon Industrial Co., Ltd.	3,120	14,531
*	En Paper Manufacturing Co., Ltd.	23,440	28,529
	e-Starco Co., Ltd.	59,320	20,850
	F&F Co., Ltd.	21,060	41,834
* #	First Fire & Marine Insurance Co., Ltd.	23,310	81,825
* #	Firstech Co., Ltd.	29,829	20,012
#	Foosung Co., Ltd.	46,809	78,079
	Fursys, Inc.	13,170	226,259
	Gaon Cable Co., Ltd.	4,470	54,918
	GIIR, Inc.	14,410	101,463
#	Global & Yuasa Battery Co., Ltd.	12,280	118,202
	Green Cross Corp. (6497134)	1,825	79,982
#	Green Cross Corp. (6771708)	2,050	128,921
#	Green Non-Life Insurance Co., Ltd.	4,877	20,256
#	Gwangju Shinsegae Co., Ltd.	1,820	145,131
#	Halla Climate Control Corp.	106,070	725,911
#	Halla Engineering & Construction Corp.	13,160	71,903
* #	Han All Pharmaceutical Co., Ltd.	34,948	61,861
#	Han Kuk Carbon Co., Ltd.	28,623	79,865
#	Han Yang Securities Co., Ltd.	12,760	74,642
	Handok Pharmaceuticals Co., Ltd.	12,760	99,172
#	Handsome Corp.	34,799	177,561
	Hanil Cement Manufacturing Co., Ltd.	8,558	425,764
	Hanil Construction Co., Ltd.	8,938	26,344
	Hanil E-Wha Co., Ltd.	38,970	50,035
	Hanil Iron & Steel Co., Ltd.	2,450	23,432
#	Hanjin Transportation Co., Ltd.	13,211	363,081
	Hankook Cosmetics Co., Ltd.	25,320	40,524
	Hankook Shell Oil Co., Ltd.	1,620	96,730
*	Hankook Synthetics, Inc.	550	40
	Hankuk Glass Industries, Inc.	12,660	197,803
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	100,077
#	Hanmi Pharm Co., Ltd.	10,493	632,103
	Hansae Co., Ltd.	22,080	30,175

24

#	Hansol Chemical Co., Ltd.	12,170	43,883
#	Hansol CSN Co., Ltd.	65,160	45,204
#	Hansol LCD, Inc.	5,777	60,483
* #	Hansol Paper Co., Ltd.	53,310	524,013
#	Hanssem Co., Ltd.	22,380	138,522
#	Hanwha Chemical Corp.	107,857	468,009
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	133,980
	Hanwha Securities Co., Ltd.	65,931	274,628
	Hanwha Timeworld Co., Ltd.	5,120	41,045
#	HMC Investment Securities Co., Ltd.	11,094	107,455
#	Hotel Shilla Co., Ltd.	60,958	612,166
	HS R&A Co., Ltd.	1,460	5,781
#	Huchems Fine Chemical Corp.	31,846	512,127
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	79,818	266,662
	Husteel Co., Ltd.	7,220	78,472
#	Hwa Sung Industrial Co., Ltd.	12,520	33,546
	Hwacheon Machinery Works Co., Ltd.	2,200	17,350
	Hwashin Co., Ltd.	22,220	29,408
#	Hyundai Auton Co., Ltd.	134,030	385,047
	Hyundai Cement Co., Ltd.	10,020	53,386
* #	Hyundai Corp.	21,801	157,248
#	Hyundai Department Store Co., Ltd.	21,041	1,028,303
	Hyundai DSF Co., Ltd.	7,510	34,928
#	Hyundai Elevator Co., Ltd.	7,294	353,028
#	Hyundai H & S Co., Ltd.	6,210	214,148
#	Hyundai Hysco	91,740	504,185
#	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	963,172
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	24,325
* #	IHQ, Inc.	22,450	24,604
	Il Dong Pharmaceutical Co., Ltd.	7,553	106,804
	Il Sung Construction Co., Ltd.	4,300	15,994
	Il Yang Pharmaceutical Co., Ltd.	18,270	184,500
*	Iljin Display Co., Ltd.	2,568	14,009
*	Iljin Electric Co., Ltd.	26,649	56,871
#	Iljin Holdings Co., Ltd.	27,632	38,744
	Ilshin Spinning Co., Ltd.	1,730	88,370
#	Ilsung Pharmaceutical Co., Ltd.	2,040	90,265
	InziControls Co., Ltd.	1,260	2,558
	IS Dongseo Co., Ltd.	7,558	37,767
#	ISU Chemical Co., Ltd.	7,920	65,093
#	Jahwa Electronics Co., Ltd.	16,460	54,837
	Jeil Pharmaceutical Co.	18,840	92,573
#	Jeonbuk Bank, Ltd.	51,866	218,453
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	46,247
#	K.C. Tech Co., Ltd.	25,512	49,581
#	Keangnam Enterprises, Ltd.	21,653	109,614
#	KEC Holdings Co., Ltd.	18,229	10,473
*	Kedcom Co., Ltd.	42,070	17,906
* #	KG Chemical Corp.	8,410	29,753
*	KISCO Corp.	10,860	169,931
#	KISWIRE, Ltd.	12,848	391,701
#	Kolon Engineering & Construction Co., Ltd.	21,890	65,260

25

*	Kolon Industries, Inc.	23,890	396,284
	Korea Cast Iron Pipe Co., Ltd.	26,090	47,094
*	Korea Circuit Co., Ltd.	19,330	32,042
	Korea Cottrell Co., Ltd.	14,960	56,188
#	Korea Development Co., Ltd.	14,820	49,750
	Korea Development Leasing Corp.	4,545	93,146
#	Korea Electric Terminal Co., Ltd.	14,990	165,433
#	Korea Export Packing Industries Co., Ltd.	3,990	20,205
	Korea Flange Co., Ltd.	6,900	36,997
#	Korea Investment Holdings Co., Ltd.	15,000	307,778
	Korea Iron & Steel Co., Ltd.	3,289	64,181
#	Korea Komho Petrochemical Co., Ltd.	26,400	357,617
	Korea Line Corp.	8,700	466,629
	Korea Mutual Savings Bank	6,040	93,984
#	Korea Petrochemical Industry Co., Ltd.	10,960	145,752
#	Korea Reinsurance Co., Ltd.	112,673	628,911
	Korean Air Terminal Service Co., Ltd.	3,350	78,893
#	Korean French Banking Corp.	66,958	32,134
* #	KP Chemical Corp.	121,051	351,982
	KPX Chemical Co., Ltd.	3,250	106,710
#	KPX Fine Chemical Co., Ltd.	3,171	92,593
	KPX Holdings Corp.	3,008	109,694
* #	KTB Securities Co., Ltd.	59,730	128,933
#	Kukdo Chemical Co., Ltd.	8,450	115,496
	Kukdong Oil & Chemicals Co., Ltd.	3,623	19,669
	Kukje Pharm Ind. Co., Ltd.	13,468	17,802
	Kumbi Corp.	670	21,352
#	Kumho Electronics Co., Ltd.	7,292	99,277
#	Kumho Industrial Co., Ltd.	31,570	288,794
	Kumho Investment Bank	101,210	34,262
#	Kumho Tire Co., Inc.	90,000	317,984
	Kumkang Industrial Co., Ltd.	5,810	26,795
	Kunsul Chemical Industrial Co., Ltd.	7,190	56,572
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	129,591
#	Kyeryong Construction Industrial Co., Ltd.	10,770	98,455
#	Kyobo Securities Co., Ltd.	44,300	251,079
	Kyung Dong Navien Co., Ltd.	1,740	29,100
* #	Kyungbang Co., Ltd.	1,100	55,975
	Kyungdong City Gas Co., Ltd.	2,270	75,933
	Kyung-in Synthetic Corp.	2,517	35,378
	Kyungnam Energy Co., Ltd.	28,770	48,328
	Lee Ku Industrial Co., Ltd.	35,635	24,282
#	LG Fashion Corp.	26,035	424,349
	LG International Corp.	65,552	743,082
* #	LG Life Sciences, Ltd.	15,845	376,387
#	LIG Insurance Co., Ltd.	63,770	742,584
	Lotte Chilsung Beverage Co., Ltd.	1,112	598,789
	Lotte Confectionary Co., Ltd.	990	844,870
* #	Lotte Midopa Co., Ltd.	61,160	301,081
#	Lotte Sam Kang Co., Ltd.	1,770	163,562
#	LS Industrial Systems Co., Ltd.	28,250	787,140
* #	Macquarie Korea Infrastructure Fund	24,000	88,352

26

#	Manho Rope & Wire Co., Ltd.	3,950	24,604
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	294,607
#	Meritz Securities Co., Ltd.	278,555	195,993
	Miwon Commercial Co., Ltd.	1,280	39,643
#	Moorim Paper Co., Ltd.	21,778	148,245
	Motonic Corp.	20,900	97,103
#	Namhae Chemical Corp.	63,074	669,003
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	156,716
	Namyang Dairy Products Co., Ltd.	745	230,842
	Nasan Co., Ltd.	35,400	40,871
	National Plastic Co., Ltd.	3,250	24,749
#	NCsoft Corp.	22,620	584,143
	Nexen Corp.	3,320	38,360
	NH Investment & Securities Co., Ltd.	59,219	232,671
#	Nong Shim Co., Ltd.	4,914	797,840
#	Nong Shim Holdings Co., Ltd.	5,210	261,351
	Noroo Paint Co., Ltd.	14,277	23,457
#	ORION Corp.	5,470	645,175
	Ottogi Corp.	3,910	391,258
	Pacific Corp.	6,730	396,334
	Pacific Pharmaceutical Co., Ltd.	2,030	45,029
	PaperCorea, Inc.	13,740	76,941
	Pohang Coated Steel Co., Ltd.	6,320	83,545
	Poong Lim Industrial Co., Ltd.	31,880	51,766
* #	Poongsan Corp.	34,931	167,221
#	Poongsan Holdings Corp.	6,567	42,967
*	Prime Entertainment Co., Ltd.	2,676	872
#	Pulmuone Co., Ltd.	2,916	92,402
	Pum Yang Construction Co., Ltd.	8,260	73,331
	Pusan Bank	162,320	829,168
#	Pusan City Gas Co., Ltd.	14,730	191,753
*	Pyung Hwa Holdings Co., Ltd.	3,205	3,123
	Pyung Hwa Industrial Co., Ltd.	1,116	1,423
#	S&T Corp.	31,366	126,257
*	S&T Corp.	31	1,178
#	S&T Daewoo Co., Ltd.	12,330	155,771
#	S&T Dynamics Co., Ltd.	29,822	169,935
	S1 Corp.	28,093	954,942
*	Saehan Industries, Inc.	65,180	200,120
*	Saehan Media Corp.	15,530	15,262
* #	Sajo Industries Co., Ltd.	5,990	93,630
* #	Sajodaerim Corp.	4,770	54,352
#	Sam Jin Pharmaceutical Co., Ltd.	24,895	128,384
#	Sam Kwang Glass Industrial Co., Ltd.	4,820	75,037
	Sam Whan Camus Co., Ltd.	5,270	26,688
	Sam Yung Trading Co., Ltd.	13,450	29,122
#	Sambu Construction Co., Ltd.	10,690	105,485
#	Samchully Co., Ltd.	4,720	460,396
#	Samho International Co., Ltd.	12,681	26,784
	Samhwa Crown and Closure Co., Ltd.	730	6,768
	Samhwa Paints Industrial Co., Ltd.	26,400	59,507
*	Samick Musical Instruments Co., Ltd.	146,160	52,630

27

*	Samsung Climate Control Co., Ltd.	6,810	31,887
	Samsung Fine Chemicals Co., Ltd.	29,280	808,999
	Samwhan Corp.	13,660	93,402
#	Samyang Corp.	8,990	216,192
* #	Samyang Foods Co., Ltd.	7,360	62,333
#	Samyang Genex Co., Ltd.	4,026	153,922
	Samyang Tongsang Co., Ltd.	1,760	34,035
#	Samyoung Electronics Co., Ltd.	17,870	112,444
#	Seah Besteel Corp.	16,050	244,065
	SeAH Holdings Corp.	4,160	207,124
	SeAH Steel Corp.	5,500	176,658
	Sebang Co., Ltd.	15,655	106,806
	Sejong Industrial Co., Ltd.	21,610	67,866
#	Seoul City Gas Co., Ltd.	3,590	160,711
#	Seoul Securities Co., Ltd.	447,434	324,661
* #	Serim Paper Manufacturing Co., Ltd.	24,240	65,267
#	Sewon Cellontech Co., Ltd.	14,221	47,537
*	SGWICUS Corp.	16,060	10,869
* #	SH Chemical Co., Ltd.	148,722	72,769
	Shin Won Corp.	60,100	47,132
	Shin Young Securities Co., Ltd.	10,600	224,573
*	Shinhan Engineering & Construction Co., Ltd.	3,676	19,106
	Shinil Engineering Co., Ltd.	4,010	14,496
	Shinpoong Pharmaceutical Co., Ltd.	4,680	43,945
	Shinsegae Engineering & Construction Co., Ltd.	2,990	25,625
#	Shinsung Engineering Co., Ltd.	15,210	71,358
*	Shinsung Engineering Co., Ltd.	7,604	18,613
* #	Shinsung FA Co., Ltd.	7,604	21,647
	Sindo Ricoh Co., Ltd.	11,169	396,203
#	SJM Co., Ltd.	22,510	78,208
#	SK Chemicals Co., Ltd.	22,820	351,087
	SK Energy Co., Ltd.	12	690
	SK Gas Co., Ltd.	9,960	355,325
#	SKC Co., Ltd.	34,460	335,386
	SL Corp.	19,820	46,366
	Solomon Mutual Savings Bank	11,267	25,595
*	Songwon Industrial Co., Ltd.	12,420	32,337
*	Ssangyong Cement Industry Co., Ltd.	79,381	336,381
*	Ssangyong Corp.	8,372	43,126
* #	Ssangyong Motor Co.	137,030	118,702
	STX Corp.	16,246	251,442
	STX Engine Co., Ltd.	28,692	314,909
	Suheung Capsule Co., Ltd.	16,030	63,574
*	Sung Chang Enterprise Co., Ltd.	6,150	53,190
*	Sung Shin Cement Co., Ltd.	16,490	38,942
#	Sungwon Corp.	49,310	129,539
	Sunjin Co., Ltd.	2,840	29,320
#	Sunkyong Securities Co., Ltd.	268,610	291,273
	Tae Kwang Industrial Co., Ltd.	880	545,159
	Tae Kyung Industrial Co., Ltd.	29,140	84,854
	Taegu Department Store	13,040	77,351
#	Taeyoung Engineering & Construction	90,740	255,825

28

	Tai Lim Packaging Industries Co., Ltd.	62,000	32,272
	TCC Steel	3,016	25,997
* #	Tec & Co.	25,071	33,611
	Telcoware Co., Ltd.	9,000	35,622
* #	Tong Yang Major Corp.	70,586	130,304
#	Tong Yang Securities, Inc.	130,266	537,180
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	13,298	18,027
	TS Corp.	5,500	253,064
#	Uangel Corp.	12,280	36,116
	Unid Co., Ltd.	6,000	113,032
* #	Union Steel Manufacturing Co., Ltd.	13,912	153,737
#	Whanin Pharmaceutical Co., Ltd.	13,650	126,190
	Woongjin Thinkbig Co., Ltd.	22,329	217,098
	Woongjin.Com Co., Ltd.	32,907	190,832
#	Woori Financial Co., Ltd.	20,620	69,068
	WooSung Feed Co., Ltd.	17,000	14,678
	YESCO Co., Ltd.	5,950	115,284
#	Yoosung Enterprise Co., Ltd.	33,540	52,177
#	Youlchon Chemical Co., Ltd.	32,710	173,696
*	Young Poong Mining & Construction Corp.	1,580	67
	Young Poong Paper Manufacturing Co., Ltd.	2,170	47,257
	Youngbo Chemical Co., Ltd.	12,640	11,573
	Youngone Corp.	68,080	273,169
	Youngpoong Corp.	2,040	417,969
	Yuhan Corp.	10,444	1,519,235
	YuHwa Securities Co., Ltd.	12,910	118,160
* #	Yungjin Pharm Co., Ltd.	95,136	55,440
*	Yuyang Telecom Co., Ltd.	5,530	15,803
*	ZeroOne Interactive Co., Ltd.	16,000	2,423

TOTAL — SOUTH KOREA			57,307,326

TAIWAN — (11.0%)
COMMON STOCKS — (11.0%)
*	A.G.V. Products Corp.	741,782	117,673
	Aaeon Technology, Inc.	169,313	258,255
	Ability Enterprise Co., Ltd.	730,171	551,461
	Abocom Systems, Inc.	470	79
	Acbel Polytech, Inc.	773,731	338,184
	Acer, Inc.	241,157	311,055
	Altek Corp.	499,202	495,460
	Ampoc Far East Co., Ltd.	158,444	33,119
	Amtran Technology Co., Ltd.	1,045,503	299,142
	Apex Biotechnology Corp.	178,592	246,887
*	Apex Science & Engineering Corp.	124,000	16,915
*	Arima Computer Corp.	1,453,000	136,169
*	Arima Optoelectronics Corp.	92,594	13,590
	Asia Chemical Corp.	559,000	202,762
	Asia Polymer Corp.	495,936	197,613
	Asia Vital Components Co., Ltd.	362,569	173,520
	Aten International Co., Ltd.	184,560	239,254

29

	Aurora Corp.	541,499	398,153
	Aurora Systems Corp.	244,244	133,088
	Avermedia Technologies, Inc.	358,858	220,867
*	Behavior Tech Computer Corp.	775	94
	Bes Engineering Corp.	2,691,750	450,619
	Biostar Microtech International Corp.	231,975	69,541
	C Sun Manufacturing, Ltd.	248,878	72,449
*	Carnival Industrial Corp.	656,000	79,676
	Cathay Real Estate Development Co., Ltd.	9,000	1,964
	Central Reinsurance Co., Ltd.	826,402	224,525
	Chain Qui Development Co., Ltd.	226,083	99,387
	Champion Building Materials Co., Ltd.	545,759	118,361
	Charoen Pokphand Enterprises Co., Ltd.	351,000	95,028
	Cheng Loong Corp.	1,760,330	367,461
	Chenming Mold Industrial Corp.	276,437	76,462
*	Chia Her Industrial Co., Ltd.	539,000	16,229
*	Chia Hsin Cement Corp.	1,068,304	332,990
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,288
	Chicony Electronics Co., Ltd.	609,652	757,057
	Chilisin Electronics Corp.	207,535	52,538
	China Chemical & Pharmaceutical Co.	408,000	144,615
	China Ecotek Corp.	170,000	191,957
	China Electric Manufacturing Co., Ltd.	694,900	230,161
*	China General Plastics Corp.	665,000	100,190
	China Glaze Co., Ltd.	329,423	60,664
	China Hi-Ment Corp.	396,348	351,527
*	China Life Insurance Co., Ltd.	1,647,177	568,561
	China Man-Made Fiber Co., Ltd.	2,399,879	359,123
	China Metal Products Co., Ltd.	417,824	232,559
	China Motor Co., Ltd.	115,000	39,106
*	China Rebar Co., Ltd.	55,174	7,561
	China Steel Chemical Corp.	412,554	611,350
	China Steel Structure Co., Ltd.	232,000	89,872
	China Synthetic Rubber Corp.	712,954	618,677
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	100,664
	Chinese Maritime Transport, Ltd.	446,850	642,199
	Ching Feng Home Fashions Industries Co., Ltd.	199,403	23,807
	Chin-Poon Industrial Co., Ltd.	558,649	200,751
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	553,532	493,581
	Chun Yu Works & Co., Ltd.	469,000	106,876
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	280,750
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	276,763
	Chung Hwa Pulp Corp.	843,594	232,422
*	CMC Magnetics Corp.	1,700,000	233,489
	Collins Co., Ltd.	661,000	153,510
	Compal Communications, Inc.	223,000	139,090
	Compeq Manufacturing Co., Ltd.	2,207,000	363,911
	Continental Engineering Corp.	1,297,067	284,875
	Cosmo Electronics Corp.	207,900	199,788
*	Cosmos Bank Taiwan	575,090	37,744

30

	CTCI Corp.	950,013	601,344
	CX Technology Co., Ltd.	108,368	30,183
	Cybertan Technology, Inc.	424,372	270,496
	Cyntec Co., Ltd.	319,324	362,374
	Da-Cin Construction Co., Ltd.	482,711	161,894
	De Licacy Industries Co., Ltd.	100,000	13,978
*	Delpha Construction Co., Ltd.	462,000	40,859
*	Der Pao Construction Co., Ltd.	476,000	11,834
	Diamond Flower Electric Instrument Co., Ltd.	201,509	225,851
	D-Link Corp.	788,303	539,682
	Eastern Media International	2,366,335	266,941
	Eclat Textile Co., Ltd.	236,196	66,014
	Edom Technology Co., Ltd.	238,776	52,099
	Elan Microelectronics Corp.	598,728	385,270
	E-Lead Electronic Co., Ltd.	82,942	30,319
	Elite Material Co., Ltd.	337,544	76,623
	Elite Semiconductor Memory Technology, Inc.	53,200	41,209
	Elitegroup Computer Systems Co., Ltd.	155,187	31,149
	Enlight Corp.	149,899	4,548
*	EnTie Commercial Bank	293,603	89,304
	Eternal Chemical Co., Ltd.	429,000	224,051
	Everest Textile Co., Ltd.	830,562	96,566
	Evergreen International Storage & Transport Corp.	1,691,000	719,946
	Everlight Chemical Industrial Corp.	655,000	235,485
*	Evertop Wire Cable Corp.	290,461	42,506
	Excel Cell Electronics Co., Ltd.	143,000	40,589
*	Far Eastern International Bank	381,048	58,118
	Federal Corp.	742,244	239,198
	Feng Hsin Iron & Steel Co., Ltd.	100	70
	Feng Tay Enterprise Co., Ltd.	791,561	400,904
*	FIC Global, Inc.	27,289	2,816
	First Copper Technology Co., Ltd.	703,000	122,532
	First Hotel	386,323	235,805
	First Steamship Co., Ltd.	304,000	252,638
	Flytech Technology Co., Ltd.	123,750	161,568
	Formosa Epitaxy, Inc.	226,758	96,160
	Formosan Rubber Group, Inc.	841,000	279,996
	Fortune Electric Co., Ltd.	415,800	327,761
*	Fu I Industrial Co., Ltd.	97,900	20,996
	Fwuson Industry Co., Ltd.	466,590	95,596
	G Shank Enterprise Co., Ltd.	325,256	167,800
	G.T.M. Corp.	338,000	90,519
	Gem Terminal Industries Co., Ltd.	293,579	146,827
	Giant Manufacture Co., Ltd.	528,328	1,277,620
	Giga-Byte Technology Co., Ltd.	1,390,800	489,665
	Globe Union Industrial Corp.	426,944	192,497
	Gold Circuit Electronics, Ltd.	839,056	243,487
	Goldsun Development & Construction Co., Ltd.	2,083,478	395,923
	Good Will Instrument Co., Ltd.	141,120	60,772
*	Grand Pacific Petrochemical Corp.	1,130,000	159,041
	Grape King, Inc.	183,000	81,574
	Great China Metal Industry Co., Ltd.	462,000	164,554

31

	Great Taipei Gas Co., Ltd.	820,000	309,521
	Great Wall Enterprise Co., Ltd.	753,992	462,885
	Greatek Co., Ltd.	815,020	507,756
	Hanpin Co., Ltd.	151,000	65,410
	Hey Song Corp.	765,000	222,842
	Highwealth Construction Corp.	992,299	484,748
*	Hitron Technologies, Inc.	169,000	26,163
*	Ho Tung Holding Corp.	951,486	220,479
	Hocheng Corp.	542,700	118,270
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	56,764
	Hong Tai Electric Industrial Co., Ltd.	567,000	177,724
	Hong Yi Fiber Industry Co., Ltd.	216,000	33,802
	Honmyue Enterprise Co., Ltd.	262,080	30,751
	Hota Industrial Manufacturing Co., Ltd.	228,067	111,620
	Hsin Kuang Steel Co., Ltd.	395,495	160,781
	Hsing Ta Cement Co., Ltd.	620,000	141,584
	Hua Eng Wire & Cable Co., Ltd.	988,565	162,569
	Huang Hsiang Construction Corp.	112,000	43,088
	Hung Ching Development & Construction Co., Ltd.	449,000	78,606
	Hung Poo Construction Corp.	490,658	257,160
*	Hwa Fong Rubber Co., Ltd.	471,670	90,177
	I-Chiun Precision Industry Co., Ltd.	247,018	137,236
	Infortrend Technology, Inc.	422,273	301,401
	ITE Technology, Inc.	186,408	318,547
	Jui Li Enterprise Co., Ltd.	346,080	63,343
	K Laser Technology, Inc.	295,694	111,279
	Kang Na Hsiung Co., Ltd.	302,000	110,209
*	Kao Hsing Chang Iron & Steel Corp.	784,000	111,252
	Kaulin Manufacturing Co., Ltd.	274,330	123,146
	Kee Tai Properties Co., Ltd.	791,426	222,937
*	Kenda Rubber Industrial Co., Ltd.	792,144	328,772
	King Yuan Electronics Co., Ltd.	2,111,700	561,625
	Kingdom Construction Co., Ltd.	889,000	163,439
*	King’s Town Bank	1,795,701	341,221
*	King’s Town Construction Co., Ltd.	545,355	210,218
	Kinpo Electronics, Inc.	2,658,157	498,985
	Kinsus Interconnect Technology Corp.	270,000	296,044
	Knowledge-Yield-Excellence Systems Corp.	420,473	274,752
	Kung Long Batteries Industrial Co., Ltd.	64,000	32,583
	Kuoyang Construction Co., Ltd.	687,000	187,967
*	Kwong Fong Industries Corp.	996,000	139,061
	Lan Fa Textile Co., Ltd.	618,423	96,370
*	Lead Data Co., Ltd.	617,920	40,983
	Leader Electronics, Inc.	56,415	11,960
*	Leadtek Research, Inc.	6,961	992
*	Lealea Enterprise Co., Ltd.	1,198,050	140,378
	Lee Chang Yung Chemical Industry Corp.	1,206,157	689,148
	Lee Chi Enterprises Co., Ltd.	326,000	83,707
*	Leofoo Development Co., Ltd.	507,000	178,285
	Les Enphants Co., Ltd.	297,944	114,671
*	Li Peng Enterprise Co., Ltd.	967,824	101,631
	Lien Hwa Industrial Corp.	1,143,752	376,275

32

	Lingsen Precision Industries, Ltd.	496,575	115,786
	Long Bon Development Co., Ltd.	797,948	183,355
*	Long Chen Paper Co., Ltd.	866,062	173,235
	Lucky Cement Corp.	620,000	113,151
	Makalot Industrial Co., Ltd.	237,202	169,924
	Mayer Steel Pipe Corp.	256,584	125,465
	Maywufa Co., Ltd.	67,632	25,427
	Meiloon Co., Ltd.	399,053	101,816
	Mercuries & Associates, Ltd.	987,477	246,837
*	Mercuries Data Co., Ltd.	285,292	37,005
	Merida Industry Co., Ltd.	375,800	523,324
	Merry Electronics Co., Ltd.	31,363	26,947
	Microelectronics Technology, Inc.	665,000	226,671
	Micro-Star International Co., Ltd.	1,716,345	716,793
*	Microtek International, Inc.	387,000	31,134
	Min Aik Technology Co., Ltd.	195,058	164,820
	Mirle Automation Corp.	250,568	141,626
	Mitac Technology Corp.	679,360	269,422
	Mobiletron Electronics Co., Ltd.	135,000	42,338
	Mospec Seminconductor Corp.	117,000	49,625
*	Mustek Systems, Inc.	591,708	25,834
	Nak Sealing Technologies Corp.	121,954	105,890
*	Namchow Chemical Industrial Co., Ltd.	473,000	68,693
	Nankang Rubber Tire Co., Ltd.	1,011,622	561,120
	Nantex Industry Co., Ltd.	421,421	232,411
	National Petroleum Co., Ltd.	455,824	257,764
*	New Asia Construction & Development Co., Ltd.	133,618	15,105
*	Ocean Plastics Co., Ltd.	342,200	102,917
*	Optimax Technology Corp.	674	44
	Opto Tech Corp.	714,886	236,951
	Oriental Union Chemical Corp.	1,095,788	462,470
*	Pacific Construction Co., Ltd.	1,054,000	88,967
	Pan Jit International, Inc.	463,318	187,674
	Pan-International Industrial Corp.	434,700	377,849
*	PC Home Online	49,000	29,417
	Phihong Technology Co., Ltd.	585,001	148,999
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	378,009
*	Potrans Electrical Corp.	228,000	30,140
	Prince Housing & Development Corp.	1,616,398	267,570
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	77,123
*	Promise Technology, Inc.	220,101	98,620
*	Protop Technology Co., Ltd.	192,000	2,565
*	Quintain Steel Co., Ltd.	613,000	81,478
	Radium Life Tech Corp.	805,769	291,618
	Ralec Electronic Corp.	91,717	47,659
*	Rectron, Ltd.	236	19
*	Rexon Industrial Corp., Ltd.	469,000	44,421
*	Ritek Corp.	4,755,000	596,872
	Ruentex Development Co., Ltd.	886,000	365,654
	Ruentex Industries, Ltd.	1,279,000	604,749

33

*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	215,286
	San Fang Chemical Industry Co., Ltd.	280,108	155,228
	Sanyang Industrial Co., Ltd.	1,402,046	283,123
	Sanyo Electric Co., Ltd.	503,000	297,166
	SDI Corp.	274,000	112,317
	Senao International Co., Ltd.	375,541	361,676
	Sheng Yu Steel Co., Ltd.	552,980	308,192
	Shihlin Electric & Engineering Corp.	895,000	650,776
*	Shihlin Paper Corp.	418,000	238,964
	Shin Shin Co., Ltd.	49,000	24,455
	Shinkong Co., Ltd.	542,131	144,600
	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	299,643
	Shuttle, Inc.	290,152	69,328
	Sigurd Microelectronics Corp.	424,974	115,715
	Silitech Technology Corp.	221,303	482,342
	Sincere Navigation Corp.	786	516
	Sinkang Industries Co., Ltd.	259,805	56,022
	Sinkong Spinning Co., Ltd.	469,542	189,017
	Sinon Corp.	551,000	149,779
*	Sintek Photronics Corp.	950,045	153,615
	Sinyi Realty, Inc.	453,474	494,365
	Siward Crystal Technology Co., Ltd.	191,441	70,095
	Solomon Technology Corp.	351,091	85,569
	South East Soda Manufacturing Co., Ltd.	279,250	160,500
	Southeast Cement Co., Ltd.	899,700	218,178
	SPI Electronic Co., Ltd.	274,689	157,393
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	112,688
	Standard Foods Taiwan, Ltd.	531,000	286,361
	Stark Technology, Inc.	226,860	82,622
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	175,362
	Sunrex Technology Corp.	612,736	411,015
*	Syscom Computer Engineering Co.	140,000	29,504
	Sysware Systex Corp.	261,388	145,555
*	T JOIN Transportation Co., Ltd.	802,000	310,798
	Ta Chen Stainless Pipe Co., Ltd.	30,197	11,975
*	Ta Chong Bank, Ltd.	3,172,212	508,975
	Ta Ya Electric Wire & Cable Co., Ltd.	884,860	149,147
	Ta Yih Industrial Co., Ltd.	194,000	64,522
	Tah Hsin Industrial Corp.	447,000	187,718
	Ta-I Technology Co., Ltd.	232,640	114,212
	Taichung Commercial Bank	2,300,841	462,853
	Tainan Enterprises Co., Ltd.	250,829	132,597
	Tainan Spinning Co., Ltd.	2,480,000	475,283
*	Taisun Enterprise Co., Ltd.	542,000	86,593
	Taita Chemical Co., Ltd.	452,170	77,420
	Taiwan Acceptance Corp.	229,480	112,558
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	253,835
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,902
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	231,926
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	71,763
*	Taiwan Kolin Co., Ltd.	1,356,000	28,779

34

	Taiwan Life Insurance Co., Ltd.	1,073,878	620,059
	Taiwan Line Tek Electronic Co., Ltd.	74,524	26,998
	Taiwan Mask Corp.	528,720	156,843
	Taiwan Navigation Co., Ltd.	598,777	589,641
	Taiwan Paiho Co., Ltd.	438,253	153,809
*	Taiwan Pulp & Paper Corp.	618,000	119,811
	Taiwan Sakura Corp.	415,182	87,846
	Taiwan Secom Co., Ltd.	710,332	872,386
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	247,537
	Taiwan Styrene Monomer Corp.	987,303	221,170
*	Taiwan Tea Corp.	1,241,714	383,357
	Taiyen Biotech Co., Ltd.	438,000	150,061
*	Tecom, Ltd.	447,114	180,929
	Ten Ren Tea Co., Ltd.	123,980	95,272
	Test-Rite International Co., Ltd.	782,698	360,951
	The Ambassador Hotel	597,000	433,273
	The First Insurance Co., Ltd.	531,179	106,763
	Thinking Electronic Industrial Co., Ltd.	184,204	82,674
	Thye Ming Industrial Co., Ltd.	267,015	122,411
	Ton Yi Industrial Corp.	2,487,280	776,488
	Tsann Kuen Enterprise Co., Ltd.	324,642	98,844
	TTET Union Corp.	264,000	202,062
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	22,036
*	Twinhead International Corp.	500	34
	TYC Brother Industrial Co., Ltd.	492,146	171,353
*	Tycoons Group Enterprise Co., Ltd.	719,000	100,533
	Tyntek Corp.	436,250	142,028
	Tze Shin International Co., Ltd.	313,866	118,681
	Uniform Industrial Corp.	88,823	35,220
*	Union Bank of Taiwan	3,105,488	423,233
*	Union Insurance Co., Ltd.	79,732	17,846
	Unitech Electronics Co., Ltd.	313,505	97,173
	Unitech Printed Circuit Board Corp.	660,303	196,596
	United Integration Service Co., Ltd.	446,439	184,495
*	Universal Cement Corp.	944,191	479,758
	Universal Scientific Industrial Co., Ltd.	1,735,843	521,410
	Universal, Inc.	123,000	30,832
	UPC Technology Corp.	1,364,071	318,009
	USI Corp.	1,203,000	343,132
*	Ve Wong Corp.	311,000	97,377
*	Veutron Corp.	145,000	17,415
*	Visual Photonics Epitacy Co., Ltd.	182,813	88,313
	Walsin Technology Corp., Ltd.	1,100,544	316,821
	Wan Hwa Enterprise Co., Ltd.	467,729	148,856
	Waterland Financial Holdings	3,648,021	585,017
*	Wei Chih Steel Industrial Co., Ltd.	433,000	65,364
*	Wei Chuan Food Corp.	737,000	349,702
	Weltrend Semiconductor, Inc.	374,833	189,771
	Wintek Corp.	610,000	154,815
	Wistron NeWeb Corp.	298,288	271,712
	WPG Holdings Co., Ltd.	398,904	225,238
	Yageo Corp.	4,968,000	766,179

35

	Yeung Cyang Industrial Co., Ltd.	471,465	156,705
	Yieh Phui Enterprise Co., Ltd.	2,416,086	696,462
	Yosun Industrial Corp.	485,062	192,473
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	660,295
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	230,657
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	326,766
	Yung Tay Engineering Co., Ltd.	729,000	276,377
	Zig Sheng Industrial Co., Ltd.	809,759	93,338
	Zinwell Corp.	373,586	400,080
	Zippy Technology Corp.	217,948	69,962
	Zyxel Communication Corp.	974,430	638,527

TOTAL — TAIWAN			70,758,628

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	26,311
*	Adkinson Securities PCL (Foreign)	7,671,400	80,982
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	86,394
#	Amata Corp. PCL (Foreign)	1,818,700	191,988
*	Apex Development PCL (Foreign)	3,536	2,173
#	Asian Property Development PCL (Foreign)	246,400	20,809
	Asian Property Development PCL (Foreign) NVDR	1,911,600	161,436
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	152,446
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	283,071
#	Bangkok Expressway PCL (Foreign)	1,170,400	404,047
	Bangkok First Investment & Trust PCL (Foreign)	702,200	51,688
	Bangkok Insurance PCL (Foreign)	84,734	437,571
*	Bangkok Land PCL (Foreign)	170	1
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	143,445
*	Bangkok Rubber PCL (Foreign)	14,600	1,033
	Big C Supercenter PCL (Foreign)	7,000	6,091
	Bualuang Securities PCL (Foreign)	240,000	43,138
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	203,336
	Capital Nomura Securities PCL (Foreign)	46,000	22,311
*	Central Paper Industry PCL (Foreign)	20	1,198
	Central Plaza Hotel PCL (Foreign)	916,100	99,320
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	67,144
	Dynasty Ceramic PCL (Foreign)	882,400	221,544
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	163,151
	Erawan Group PCL (Foreign) (B014970)	3,710,340	211,717
	Erawan Group PCL (Foreign) (B014981)	335,930	19,169
	GMM Grammy PCL (Foreign)	928,000	264,765
	Golden Land Property PCL (Foreign)	485,616	34,083
#	Hana Microelectronics PCL (Foreign)	1,281,796	376,676
	Hermraj Land & Development PCL (Foreign)	1,860,000	36,616
	Home Product Center PCL (Foreign)	3,358,470	335,368
	ICC International PCL (Foreign)	204,600	251,007
	Indorama Polymers PCL (Foreign)	274,000	32,989
*	ITV PCL (Foreign)	2,785,600	83,449
*	Jasmine International PCL (Foreign)	12,713,300	145,088

36

	Kang Yong Electric PCL (Foreign)	7,200	5,957
	KGI Securities One PCL (Foreign)	3,429,546	72,407
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	24,009
#	Kiatnakin Finance PCL (Foreign)	702,000	268,382
	Krungthai Card PCL (Foreign)	576,700	139,856
	Laguna Resorts & Hotels PCL (Foreign)	80,500	55,581
	Lalin Property PCL (Foreign)	1,650,500	37,672
	Lanna Resources PCL (Foreign)	548,800	106,472
*	Loxley PCL (Foreign)	3,228,020	103,149
#	Major Cineplex Group PCL (Foreign)	1,494,300	255,800
	MBK Development PCL (Foreign)	330,900	450,798
	Minor Corp. PCL (Foreign)	350,180	78,428
	MK Real Estate Development PCL (Foreign)	1,960,260	72,706
*	Muang Thai Insurance PCL	19,588	20,678
	Muramoto Electronic (Thailand) PCL (Foreign)	14,000	31,755
*	Nation Multimedia Group PCL (Foreign)	146,259	16,441
	Noble Development PCL (Foreign)	573,600	23,566
	Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	120,652
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	17,476
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,355
	Polyplex PCL (Foreign)	1,057,800	116,494
	Power Line Engineering PCL (Foreign)	327,500	14,763
	Pranda Jewelry PCL (Foreign)	118,000	20,200
	Property Perfect PCL (Foreign)	1,745,800	123,526
	Quality Houses PCL (Foreign)	11,876,300	304,955
#	Regional Container Lines PCL (Foreign)	1,112,300	163,433
	Robinson Department Store PCL (Foreign)	1,875,025	355,747
#	Rojana Industrial Park PCL (Foreign)	1,122,800	190,604
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	189,729
	Saha-Union PCL (Foreign)	636,600	230,665
	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	221,994
	Samart Corporation PCL (Foreign)	1,676,200	251,071
	Samart I-Mobile PCL (Foreign)	9,503,000	498,874
	Sammakorn PCL (Foreign)	75,000	3,210
	Sansiri PCL (Foreign)	2,621,166	123,393
	SC Asset Corp. PCL (Foreign)	580,100	80,105
	Seamico Securities PCL (Foreign)	529,922	18,899
	SE-Education PCL (Foreign)	253,600	39,795
	Serm Suk PCL (Foreign)	10,000	2,853
	Siam Future Development PCL (Foreign)	220,000	19,207
	Siam Industrial Credit PCL (Foreign)	178,162	6,964
	Siam Makro PCL (Foreign)	355,600	608,730
*	Sino-Thai Engineering & Construction PCL (Foreign)	29,000	1,498
	Sri Trang Agro Industry PCL (Foreign)	370,998	100,556
	Srithai Superware PCL (Foreign)	439,300	62,668
	Supalai PCL (Foreign)	2,640,533	137,865
	SVOA PCL (Foreign)	1,007,100	13,217
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	176,099
	Thai Carbon Black PCL (Foreign)	87,900	35,862
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	402,915
	Thai Reinsurance PCL (Foreign)	1,484,700	226,623
*	Thai Rung Union Car PCL (Foreign)	759,600	37,926

37

	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	267,578
	Thai Union Frozen Products PCL (Foreign)	343,000	161,469
	Thai Vegetable Oil PCL (Foreign)	1,087,875	285,548
	Thai Wacoal PCL (Foreign)	78,000	67,874
#	Thanachart Capital PCL (Foreign)	2,034,100	412,043
#	Ticon Industrial Connection PCL (Foreign)	921,400	207,676
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	23,711
	Tipco Asphalt PCL (Foreign)	352,190	95,458
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	119,256
	Tisco Bank PCL (Foreign) NVDR	167,800	42,369
#	Tisco Finance PCL (Foreign)	488,100	123,243
*	TT&T PCL (Foreign)	449,400	4,488
*	Tuntex (Thailand) PCL (Foreign)	8,196	6,943
*	Tycoons Worldwide Group PCL (Foreign)	804,700	105,150
*	Union Mosaic Industry PCL (Foreign)	681,900	8,366
	United Palm Oil Industry PCL (Foreign)	21,000	22,917
	Univentures PCL (Foreign)	1,801,100	91,468
	Vanachai Group PCL (Foreign)	2,463,066	111,031
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	82,567
	Vinythai PCL (Foreign)	2,273,034	237,355
TOTAL COMMON STOCKS			13,825,645

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	12,087
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	217,333	186
TOTAL RIGHTS/WARRANTS			12,273

TOTAL — THAILAND			13,837,918

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	2
	Adana Cimento Sanayi Ticaret A.S.	532,136	124,652
	Afyon Cimento Sanayii Ticaret A.S.	201	80,816
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	541,984
*	Akenerji Elektrik Uretim A.S.	80,193	422,664
*	Aksa Akrilik Kimya Sanayii A.S.	1	1
	Aksigorta A.S.	122,000	251,531
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	35,956
	Alarko Holding A.S.	54,289	58,798
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	—
	Alkim Alkali Kimya A.S.	27,197	67,769
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	142,739
	Anadolu Anonim Turk Sigorta Sirketi A.S.	430,496	227,656
*	Anadolu Cam Sanayii A.S.	574,121	418,816
	Anadolu Hayat Sigorta A.S.	1	1
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	63,702
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	101,057

38

*	Ayen Enerji A.S.	133,075	105,417
*	Aygaz A.S.	1	1
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	356,061
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	131,263
	Bati Anabolu Cimento A.S.	110,525	390,093
	Bati Soeke Cimento Sanayi A.S.	251,444	132,944
	Bolu Cimento Sanayii A.S.	214,723	155,730
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	130,508
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	135,229
*	Boyner Buyuk Magazacilik A.S.	189,233	72,923
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	89,195
	Bursa Cimento Fabrikasi A.S.	173,040	507,684
	Celebi Hava Servisi A.S.	36,194	120,508
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
	Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	427,491
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,797	295,425
*	Dogan Gazetecilik A.S.	17,289	15,732
	Dogus Otomotiv Servis ve Ticaret A.S.	839,870	1,177,454
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	2,612,880	2,048,255
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	1	—
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	15,801	70,678
*	Fortis Bank A.S.	1	—
*	Global Yatirim Holding A.S.	123,380	22,964
*	Goldas Kuyumculuk Sanayi A.S.	49,862	25,318
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	87,349
*	GSD Holding A.S.	1	—
	Gunes Sigorta A.S.	143,245	117,379
	Hektas Ticaret T.A.S.	13,847	5,604
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	73,259
	Izmir Demir Celik Sanayii A.S.	114,538	115,920
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	232,372
	Karton Sanayi ve Ticaret A.S.	980	32,818
*	Klimasan Klima Sanayi ve Ticaret A.S.	16,142	50,641
	Konya Cimento Sanayii A.S.	4,921	109,164
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	13,905	11,557
	Mardin Cimento Sanayii ve Ticaret A.S.	166,618	379,655
*	Marmari Marti Otel Isletmeleri A.S.	1	—
	Marshall Boya ve Vernik Sanayii A.S.	11,878	53,419
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	8
*	Mudurnu Tavukculuk A.S.	1,740	507
*	Nergis Holding A.S.	1,784	4,276
*	Net Turizm Ticaret ve Sanayi A.S.	9,397	3,067
	Otobus Karoseri Sanayi A.S.	39,067	187,322
	Pinar Sut Mamulleri Sanayii A.S.	219,367	354,607
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,397
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	22,150	28,435

39

*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	112,500	72,297
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	33,805	26,793
*	Tekstil Bankasi A.S.	102,427	36,340
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	360,849
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
*	Trakya Cam Sanayii A.S.	128,998	84,471
	Turcas Petrol A.S.	144,981	198,569
*	Turk Demir Dokum Fabrikalari A.S.	1	2
*	Turk Ekonomi Bankasi A.S.	220,000	131,564
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	327,800
*	Turk Sise ve Cam Fabrikalari A.S.	302,000	245,559
*	Turkiye Sinai Kalkinma Bankasi A.S.	257,000	131,233
	Ulker Biskuvi Sanayi A.S.	125,020	168,342
*	Uzel Makina Sanayii A.S.	172,635	87,237
*	Vakif Finansal Kiralama A.S.	1	1
	Yapi Kredi Finansal Kiralama A.S.	15,000	12,625
	Yapi Kredi Sigorta A.S.	102,412	489,877

TOTAL — TURKEY			13,171,333

			Value †
SECURITIES LENDING COLLATERAL — (16.3%)
§ @	DFA Short Term Investment Fund LP	100,787,757	100,787,757

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $5,778,377 FHLMC 7.000%, 10/01/38 & FNMA 4.056%(r), 09/01/44, valued at $4,431,941) to be repurchased at $4,345,131	$4,345	4,345,040

TOTAL SECURITIES LENDING COLLATERAL		105,132,797

TOTAL INVESTMENTS - (100.0%) (Cost $886,201,062)		$644,403,512

See accompanying Notes to Financial Statements.

40

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$3,683
*	Banco Suquia SA	327,868	46,965
	BBVA Banco Frances SA	130,508	111,412
*	Capex SA Series A	394,725	260,438
*	Celulosa Argentina SA Series B	14,412	5,505
*	Central Puerto SA Series B	125,000	155,544
*	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	264,289
	Dycasa SA Series B	55,000	41,382
*	Endesa Costanera SA Series B	261,000	151,059
*	IRSA Inversiones y Representaciones SA	1,186,421	473,798
*	Juan Minetti SA	769,693	204,918
	Ledesma S.A.A.I.	885,405	819,912
*	MetroGas SA Series B	176,000	26,484
*	Molinos Rio de la Plata SA Series B	502,274	1,293,618
	Petrobras Energia Participacio	1,472,366	1,001,288
*	Polledo SA Industria Constructora y FinancierA	50,000	4,124
	Siderar S.A.I.C. Series A	494,314	2,431,796
	Solvay Indupa S.A.I.C.	1,229,322	828,890
	Tenaris SA	140,000	1,551,680
	Transportadora de Gas del Sur SA Series B	364,679	136,137

TOTAL — ARGENTINA			9,812,922

BRAZIL — (6.2%)
COMMON STOCKS — (1.3%)
*	Banco Alfa de Investimento SA	98,700	300,223
	Banco Bradesco SA	31,500	305,331
	Banco Pine SA	32,600	70,722
*	Banco Sofisa SA	18,700	29,002
	Bematech SA	169,100	308,306
*	BR Malls Participacoes SA	127,200	469,698
*	Brascan Residential Properties SA	73,600	104,973
*	Camargo Correa Desenvolvimento Imobiliario SA	64,400	60,937
	Companhia Siderurgica Nacional SA	2,794,200	37,170,018
	Companhia Vale do Rio Doce ADR	290,000	3,804,800
	Company SA	35,400	50,653
	Cremer SA	65,900	273,760
	Eternit SA	630,320	1,204,489
*	Even Construtora e Incorporadora SA	86,000	110,750
	Financeira Alfa SA	36,400	36,627
*	Gafisa SA	454,000	3,216,663
	Globex Utilidades SA	45,131	143,736

1

	Grendene SA	37,300	194,549
*	Guararapes Confeccoes SA	10,800	90,827
*	IdeiasNet SA	230,100	265,520
*	Iguatemi Empresa de Shopping Centers SA	50,900	239,640
	Industrias Romi SA	82,800	252,241
*	JBS SA	950,000	1,732,056
*	M Dias Branco SA	167,100	1,249,490
*	Magnesita Refratarios SA	703,918	2,274,372
*	Medial Saude SA	111,600	345,128
*	PDG Realty SA Empreendimentos e Participacoes	209,200	1,089,211
	Perdigao SA	7,171	104,263
*	Plascar Participacoes Industriais SA	98,900	96,321
*	Porto Seguro SA	327,900	1,625,500
*	Positivo Informatica SA	110,400	300,141
*	Rossi Residencial SA	98,400	200,297
*	Sao Carlos Empreendimentos e Participacoes SA	38,100	159,153
*	Sao Martinho SA	164,500	1,009,095
*	Totvs SA	6,029	103,521
*	Universo Online SA	187,100	543,207
	Usinas Siderurgicas de Minas Gerais SA	175,700	2,011,244
TOTAL COMMON STOCKS			61,546,464

PREFERRED STOCKS — (4.9%)
#	Aracruz Celulose SA Sponsored ADR	198,040	2,633,932
*	Banco Alfa de Investimento SA	61,726	170,662
	Banco Bradesco SA Sponsored ADR	348,766	4,080,562
	Braskem SA Preferred A	1,479,200	6,424,774
	Centrais Electricas de Santa Catarina SA	232,200	3,606,522
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	4,391,127
*	Companhia de Tecidos Norte de Minas	567,950	1,032,875
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,044,814	3,690,387
*	Contax Participacoes SA	3,000	38,744
	Duratex SA	805,100	6,726,199
	Forjas Taurus SA	599,810	949,618
	Gerdau SA	2,445,084	15,551,931
	Gerdau SA Sponsored ADR	481,540	3,086,671
*	Inepar Industria e Construcoes SA	7,896	54,669
	Investimentos Itau SA	6,589,068	21,897,664
	Klabin SA	4,808,904	8,301,547
	Mahle-Metal Leve SA Industria e Comercio	4,000	36,834
	Marcopolo SA	1,271,600	2,212,754
	Metalurgica Gerdau SA	4,732,400	42,223,537
	Sadia SA	987,982	2,015,638
	Sao Paulo Alpargatas SA	40,200	686,545
	Saraiva Livreiros Editores	21,000	186,591
	Suzano Papel e Celullose SA	2,068,239	12,267,192
	Telemar Norte Leste SA	631,500	15,390,353
	Ultrapar Participacoes SA	170,741	3,152,384
	Ultrapar Participacoes SA Sponsored ADR	19,900	368,150
	Uniao de Industrias Petroquimicas SA Series B	5,184,473	1,794,763

2

Unibanco-Uniao de Bancos Brasileiros SA ADR	133,220	8,403,518
Unibanco-Uniao de Bancos Brasileiros Units SA	1,503,100	9,296,811
Usinas Siderurgicas de Minas Gerais SA Series A	3,733,055	48,246,268
Votorantim Celulose e Papel SA	262,275	2,605,196
Whirlpool SA	72,600	62,999
TOTAL PREFERRED STOCKS		231,587,417

TOTAL — BRAZIL		293,133,881

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Banco de Credito e Inversiones SA Series A	81,935	1,374,236
CAP SA	199,310	2,393,325
Cementos Bio-Bio SA	665,307	892,697
Cintac SA	153,487	38,901
Compania Cervecerias Unidas SA	143,000	767,478
Compania de Consumidores de Gas Santiago SA	131,746	353,529
Compania de Telecomunicaciones de Chile SA Series A	2,231,180	3,625,771
Compania de Telecomunicaciones de Chile SA Series B	372,166	543,753
Compania General de Electricidad SA	59,938	257,356
Compania SudAmericana de Vapores SA	7,750,694	5,950,961
Compania Telecomunicaciones de Chile SA Sponsored ADR	1,684,778	11,439,643
Componia Tecno Industrial S.A.	4,900,000	98,986
Corpbanca SA	1,018,549,352	3,796,308
Cristalerias de Chile SA	264,624	1,578,118
Distribucion y Servicio D&S SA ADR	11,500	204,815
Embotelladora Andina SA Series A ADR	48,768	490,118
Embotelladora Andina SA Series B ADR	7,357	87,180
Empresa Nacional de Electricidad SA	2,694,503	3,145,428
Empresa Nacional de Telecomunicaciones SA	116,880	1,217,294
Empresas CMPC SA	739,360	13,676,093
Empresas Copec SA	1,119,488	9,261,833
Empresas Iansa SA	22,719,833	538,569
Enersis SA	31,903,095	8,661,280
Enersis SA Sponsored ADR	3,078,264	44,327,002
Industrias Forestales SA	3,436,382	450,841
Inversiones Frimetal SA	4,900,000	23,012
Madeco SA	34,519,208	1,933,487
Masisa SA	13,972,958	1,062,632
Minera Valparaiso SA	7,500	147,585
Parque Arauco SA	2,474,668	1,291,292
Sociedad Quimica y Minera de Chile SA Series B	481,533	10,067,145
Soquimic Comercial SA	198,000	73,208
Vina de Concha y Toro SA	272,412	377,701
Vina de Concha y Toro SA Sponsored ADR	7,386	202,746
Vina San Pedro SA	79,756,271	356,718
Watt’s SA	163,489	69,466
TOTAL COMMON STOCKS		130,776,507

PREFERRED STOCKS — (0.0%)
Sociedad Quimica y Minera de Chile SA Series A	43,364	1,033,754

TOTAL — CHILE		131,810,261

3

CHINA — (9.3%)
COMMON STOCKS — (9.3%)
	Agile Property Holdings, Ltd.	2,534,000	841,999
	Air China, Ltd.	1,830,000	511,173
	Aluminum Corp. of China, Ltd.	28,000	10,175
	Aluminum Corp. of China, Ltd. ADR	289,495	2,715,463
	AMVIG Holdings, Ltd.	3,391,100	1,993,753
#	Angang Steel Co., Ltd.	6,379,640	3,914,415
*	Anhui Conch Cement Co., Ltd.	292,000	929,980
* #	AviChina Industry and Technology Co., Ltd.	17,980,000	1,209,431
#	Bank of China, Ltd.	94,354,000	27,550,314
	Bank of Communications Co., Ltd.	4,991,000	2,941,320
	Beijing Enterprises Holdings, Ltd.	6,428,500	25,388,378
*	Bosideng International Holdings, Ltd.	1,800,000	184,806
#	Byd Co., Ltd.	1,424,300	2,420,784
*	Catic Shenzhen Holdings, Ltd.	2,458,000	547,158
#	Chaoda Modern Agriculture	33,678,281	23,727,244
*	China Citic Bank	545,000	168,354
	China Construction Bank Corp.	20,375,000	10,107,614
	China COSCO Holdings Co., Ltd.	2,040,000	1,098,981
#	China Everbright, Ltd.	7,975,600	7,488,603
#	China Foods, Ltd.	17,001,200	4,474,656
#	China Green (Holdings), Ltd.	4,083,800	3,170,612
*	China Haidian Holdings, Ltd.	11,853,000	485,417
	China Insurance International Holdings Co., Ltd.	586,000	1,366,163
	China Life Insurance Co., Ltd.	9,000	24,052
#	China Life Insurance Co., Ltd. ADR	347,722	13,776,746
	China Mengniu Dairy Co., Ltd.	596,000	573,002
	China Merchants Holdings (International) Co., Ltd.	767,561	1,828,635
	China Mobile, Ltd.	4,500	39,615
	China National Building Material Co., Ltd.	512,000	298,165
	China Oilfield Services, Ltd.	1,002,000	550,633
	China Petroleum and Chemical Corp. (Sinopec)	46,000	30,207
	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	8,877,896
#	China Pharmaceutical Group, Ltd.	17,292,000	3,406,803
#	China Rare Earth Holdings, Ltd.	16,381,000	1,534,812
	China Resources Enterprise, Ltd.	6,062,000	12,068,846
	China Shenhua Energy Co., Ltd.	2,528,000	4,799,612
	China Shineway Pharmaceutical Group, Ltd.	141,000	53,423
#	China Shipping Container Lines Co., Ltd.	41,520,700	4,780,926
	China Shipping Development Co., Ltd.	894,000	880,990
*	China Southern Airlines Co., Ltd. ADR	23,250	183,210
	China State Construction International Holdings, Ltd.	14,000	1,554
#	China Travel International Investment Hong Kong, Ltd.	21,415,000	3,037,256
#	China Unicom Hong Kong, Ltd.	2,354,000	3,360,815
#	China Unicom Hong Kong, Ltd. ADR	4,978,673	71,742,678
* #	CITIC Resources Holdings, Ltd.	7,650,000	581,870
	CNPC Hong Kong, Ltd.	46,740,000	14,330,793
#	Comba Telecom Systems Holdings, Ltd.	8,141,600	759,782

4

	COSCO Pacific, Ltd.	21,424,000	15,601,349
*	Country Garden Holdings Co.	1,674,000	297,363
#	Dalian Port (PDA) Co., Ltd.	16,604,000	3,777,863
	Denway Motors, Ltd.	64,858,000	16,174,643
#	Digital China Holdings, Ltd.	1,170,000	354,059
	Dongfang Electric Co., Ltd.	94,000	182,992
	Dongfeng Motor Corp.	46,632,000	13,200,445
#	Dynasty Fine Wines Group, Ltd.	9,796,600	1,282,386
*	Fosun International	593,000	122,098
#	Geely Automobile Holdings, Ltd.	44,401,900	1,705,192
	Global Bio-Chem Technology Group Co., Ltd.	27,227,400	3,794,649
	Golden Eagle Retail Group, Ltd.	3,066,000	1,663,100
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	784,598
#	Great Wall Motor Co., Ltd.	3,555,000	1,060,067
*	Greentown China Holdings, Ltd.	157,000	48,016
#	Guangshen Railway Co., Ltd. Sponsored ADR	465,537	8,915,034
#	Guangzhou Investment Co., Ltd.	7,928,000	589,365
#	Guangzhou Pharmaceutical Co., Ltd.	2,222,000	525,277
	Guangzhou R&F Properties Co., Ltd.	1,939,200	931,841
#	Hainan Meilan International Airport Co., Ltd.	1,891,000	518,085
#	Harbin Power Equipment Co., Ltd.	6,500,000	3,614,503
	Hengan International Group Co., Ltd.	369,000	1,029,166
* #	Intime Department Store Group Co., Ltd.	1,038,000	307,307
	Jiangxi Copper Co., Ltd.	841,000	413,432
*	KWG Property Holding, Ltd.	3,100,000	663,452
	Lenovo Group, Ltd.	2,106,000	616,850
	Li Ning Co., Ltd.	2,389,000	2,956,506
#	Lianhua Supermarket Holdings Co., Ltd.	1,590,000	1,867,749
	Lonking Holdings, Ltd.	99,000	39,889
#	Maanshan Iron and Steel Co., Ltd.	33,440,000	6,231,496
	Mingyuan Medicare Development Co., Ltd.	4,861,900	358,392
*	Minth Group, Ltd.	320,000	111,826
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,849
#	Nine Dragons Paper Holdings, Ltd.	16,059,000	2,769,436
	PetroChina Co., Ltd. ADR	32,000	2,386,560
* #	PICC Property and Casualty Co., Ltd.	5,992,000	1,658,914
	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	4,618,864
	Qingling Motors Co., Ltd.	12,686,000	1,079,075
* #	Semiconductor Manufacturing International Corp. ADR	892,564	874,713
	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	104,824
* #	Shanghai Electric Group Co., Ltd.	46,276,000	14,002,845
*	Shanghai Forte Land Co., Ltd.	1,000,000	120,034
	Shanghai Industrial Holdings, Ltd.	8,743,000	13,901,187
	Shenzhou International Group	2,012,000	282,993
#	Shimao Property Holdings, Ltd.	15,518,000	8,413,646
	Shougang Concord International Enterprises Co., Ltd.	214,000	17,721
*	Sino Union Petroleum & Chemical International, Ltd.	450,000	30,734
	Sinofert Holdings, Ltd.	1,390,000	775,708
*	Sino-Ocean Land Holdings, Ltd.	720,500	193,678
	Sinopec Kantons Holdings, Ltd.	9,174,300	914,967
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	229,572	4,306,771
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	29,104,000	2,048,582

5

	Sinotrans, Ltd.	29,700,000	6,668,989
#	Travelsky Technology, Ltd.	9,465,000	2,277,377
	Tsingtao Brewery Co., Ltd.	194,000	348,715
	Weichai Power Co., Ltd.	61,000	145,577
*	Xingda International Holdings, Ltd.	180,000	18,588
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	3,593,670
	Zijin Mining Group Co., Ltd.	2,610,000	788,823

TOTAL — CHINA			439,054,944

CZECH REPUBLIC — (0.5%)
COMMON STOCKS — (0.5%)
	CEZ A.S.	74,076	3,239,799
	Komercni Banka A.S.	12,022	1,830,521
	Phillip Morris CR A.S.	954	266,829
	Telefonica 02 Czech Republic A.S.	515,201	11,009,505
	Unipetrol A.S.	1,050,841	7,875,076

TOTAL — CZECH REPUBLIC			24,221,730

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
* #	Danubius Hotel & Spa NYRT	136,180	3,453,187
#	Egis Gyogyszergyar NYRT	40,270	1,991,827
* #	Fotex NYRT	939,585	1,677,688
#	MOL Hungarian Oil & Gas NYRT	959,094	51,888,773
* #	Pannonplast NYRT	536,826	1,966,250
* #	Synergon Information Systems	75,249	225,694
#	Tiszai Vegyi Kombinat NYRT	237,913	4,022,912
	Zwack Unicum NYRT	387	20,120

TOTAL — HUNGARY			65,246,451

INDIA — (9.0%)
COMMON STOCKS — (9.0%)
		315,650	919,132
*	Abhishek Industries, Ltd.	92,524	15,290
	Adani Enterprises, Ltd.	570,571	4,442,043
	Aditya Birla Nuvo, Ltd.	185,691	2,112,158
	Adlabs Films, Ltd.	86,755	294,903
	Aftek, Ltd.	420,648	134,942
*	Agro Tech Foods, Ltd.	136,705	271,500
	Alembic, Ltd.	619,600	383,763
*	Allahabad Bank, Ltd.	394,280	393,735
	Alok Industries, Ltd.	736,832	255,917
	Ambuja Cements, Ltd.	3,753,732	4,726,379
	Amtek Auto, Ltd.	314,027	470,262
*	Andhra Bank	49,000	42,827
	Apollo Hospitals Enterprise, Ltd.	153,288	1,238,947
	Apollo Tyres, Ltd.	1,751,970	827,477
*	Arvind Mills, Ltd.	1,330,891	392,170
	Ashapura Minechem, Ltd.	36,874	24,722

6

	Ashok Leyland, Ltd.	6,035,668	2,330,684
	Asian Hotels, Ltd.	2,100	11,869
	Aurobindo Pharma, Ltd.	215,126	558,650
	Avaya GlobalConnect, Ltd.	21,933	32,719
	Axis Bank, Ltd.	484,801	5,612,044
	Bajaj Auto Finance, Ltd.	90,482	137,232
	Bajaj Auto, Ltd. (6124142)	66,284	458,678
	Bajaj Auto, Ltd. (B2QKXW0)	66,284	746,391
	Bajaj Finserv, Ltd.	66,284	162,994
	Bajaj Hindusthan, Ltd.	722,649	679,086
	Balaji Telefilms, Ltd.	204,578	296,703
	Ballarpur Industries, Ltd.	2,658,186	1,079,004
	Balmer Lawrie & Co., Ltd.	48,430	240,458
*	Balrampur Chini Mills, Ltd.	1,305,727	1,157,747
	Bank of Maharashtra, Ltd.	410,000	219,231
	Bank of Rajasthan, Ltd.	527,425	410,439
	Bata India, Ltd.	98,732	212,049
	BEML, Ltd.	104,405	937,341
	Bharat Forge, Ltd.	286,820	604,260
	Bharati Shipyard, Ltd.	30,210	41,722
	Bhushan Steel & Strips, Ltd.	146,706	2,020,401
	Biocon, Ltd.	558,142	1,102,599
	Blue Star Infotech, Ltd.	12,900	11,368
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	248,396
	Cadila Healthcare, Ltd.	19,500	102,388
*	Cairn India, Ltd.	2,162,402	5,850,058
	Century Enka, Ltd.	133,495	187,246
	Century Textiles & Industries, Ltd.	191,952	664,125
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,131,312
*	Chi Investments, Ltd.	34,117	11,540
	Cholamandalam DBS Finance, Ltd.	477	367
	City Union Bank, Ltd.	839,100	279,046
	Clariant Chemicals (India), Ltd.	2,398	8,312
	Coromandel Fertilisers, Ltd.	136,536	328,370
	Cranes Software International, Ltd.	313,759	588,940
	Cummins India, Ltd.	50,000	211,587
	Dalmia Cement (Bharat), Ltd.	28,800	47,370
	DCM Shriram Consolidated, Ltd.	210,988	125,323
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	446,622
*	Dish TV (India), Ltd.	617,884	187,278
	D-Link (India), Ltd.	118,369	102,358
	Dr. Reddy’s Laboratories, Ltd.	617,398	5,445,861
	E.I.D. - Parry (India), Ltd.	357,212	1,208,618
	Eicher Motors, Ltd.	28,098	117,091
	EIH, Ltd.	894,287	1,568,473
	Elder Pharmaceuticals, Ltd.	97,715	527,362
	Electrosteel Casings, Ltd.	513,690	181,118
	Elgi Equipments, Ltd.	174,405	113,079
*	Escorts, Ltd.	388,991	286,173
	Essel Propack, Ltd.	442,637	122,942
*	Eveready Industries (India), Ltd.	351,390	133,653
	Everest Industries, Ltd.	23,275	32,904

7

	Exide Industries, Ltd.	1,150,517	1,173,307
	FAG Bearings (India), Ltd.	500	3,431
	FDC, Ltd.	179,858	93,870
	Federal Bank, Ltd.	1,021,848	2,720,461
	Finolex Cables, Ltd.	537,055	262,945
	Finolex Industries, Ltd.	695,629	460,023
	Gammon India, Ltd.	117,404	183,762
	Garden Silk Mills, Ltd.	52,000	35,637
	Geometric, Ltd.	73,022	43,596
	Gitanjali Gems, Ltd.	186,343	277,320
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	67,581
*	Goetze (India), Ltd.	9,785	7,626
	Graphite India, Ltd.	89,000	69,770
	Great Eastern Shipping Co., Ltd.	825,643	3,701,983
	Great Offshore, Ltd.	136,410	943,417
	GTL, Ltd.	578,227	2,282,278
	Gujarat Alkalies & Chemicals, Ltd.	471,803	671,602
	Gujarat Fluorochemicals, Ltd.	101,490	166,613
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	796,837
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	786,641
	H.E.G., Ltd.	129,459	364,720
	HCL Infosystems, Ltd.	209,000	379,870
	HCL Technologies, Ltd.	499,200	1,784,799
	HDFC Bank, Ltd.	241,906	5,146,653
	Hexaware Technologies, Ltd.	76,915	31,850
*	Himachal Futuristic Communications, Ltd.	504,605	76,914
*	Himatsingka Seide, Ltd.	137,216	83,554
	Hinduja Ventures, Ltd.	65,909	159,735
	Hindustan Construction Co., Ltd.	1,016,128	872,944
*	Hindustan Motors, Ltd.	383,680	84,401
	Hindustan Sanitaryware & Industries, Ltd.	24,608	12,878
	Hotel Leelaventure, Ltd.	1,602,335	957,002
	HTMT Global Solutions, Ltd.	65,909	193,112
	ICI India, Ltd.	47,767	380,027
	ICICI Bank, Ltd. Sponsored ADR	2,268,705	38,772,168
	IDBI Bank, Ltd.	3,178,422	3,836,604
	India Cements, Ltd.	1,297,654	2,334,059
	India Glycols, Ltd.	115,658	185,271
	Indiabulls Financial Services, Ltd.	6,234	14,260
	Indiabulls Securities, Ltd.	6,234	3,169
	Indian Hotels Co., Ltd.	3,531,468	3,352,855
	Indian Oil Corp., Ltd.	8,798	61,022
	Indo Rama Synthetics (India), Ltd.	202,314	59,248
	Indoco Remedies, Ltd.	500	1,662
	IndusInd Bank, Ltd.	1,816,067	1,526,743
	INEIS ABS India, Ltd.	32,052	56,634
	Infrastructure Development Finance Co., Ltd.	2,234,916	2,684,618
	Ipca Laboratories, Ltd.	94,786	760,039
	IVRCL Infrastructures & Projects, Ltd.	448,807	791,049
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	279,644
	Jaiprakash Associates, Ltd.	363,710	547,581
	Jammu & Kashmir Bank, Ltd.	222,503	1,732,177

8

*	JBF Industries, Ltd.	35,983	35,781
*	Jet Airways (India), Ltd.	244,572	793,201
	Jindal Poly Films, Ltd.	21,594	55,213
	Jindal Saw, Ltd.	162,712	1,249,393
	Jindal Steel & Power, Ltd.	566,145	9,323,496
	JK Tyre and Industries, Ltd.	158,673	159,569
	JSL, Ltd.	774,612	611,211
	JSW Steel, Ltd.	1,091,845	6,901,115
	Jubilant Organosys, Ltd.	138,688	469,807
	Karnataka Bank, Ltd.	281,428	476,264
	Karur Vysya Bank, Ltd.	87,485	420,900
	Kesoram Industries, Ltd.	204,223	627,647
	Kirloskar Oil Engines, Ltd.	458,360	515,656
	Lakshmi Machine Works, Ltd.	3,835	44,996
*	Landmark Property Development Co., Ltd.	246,234	22,009
	LIC Housing Finance, Ltd.	423,699	1,714,335
	Maharashtra Scooters, Ltd.	13,612	23,294
	Maharashtra Seamless, Ltd.	17,643	65,779
	Mahindra & Mahindra, Ltd.	834,282	6,422,604
	Mahindra Lifespace Developers, Ltd.	92,412	360,832
	Maruti Suzuki India, Ltd.	544,780	6,372,022
	Mastek, Ltd.	83,250	371,901
*	Matrix Laboratories, Ltd.	490,684	701,821
	Megasoft, Ltd.	60,998	28,369
	Mercator Lines, Ltd.	194,634	136,249
	Merck, Ltd.	29,241	164,710
	MIRC Electronics, Ltd.	229,924	55,267
	Mirza International, Ltd.	5,000	925
	Monnet Ispat, Ltd.	72,865	228,836
	Monsanto India, Ltd.	1,817	43,200
	Moser Baer (India), Ltd.	872,302	1,385,850
	Mphasis, Ltd.	292,087	930,933
	MRF, Ltd.	17,453	734,099
	Mukand, Ltd.	379,410	217,819
	Mukta Arts, Ltd.	30,300	36,740
	Nagarjuna Construction Co., Ltd.	580,751	760,341
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,450,335	915,966
*	Nahar Capital & Financial Services, Ltd.	51,549	24,208
	Nahar Spinning Mills, Ltd.	51,549	24,880
	Navneet Publications (India), Ltd.	118,740	106,489
*	Netflier Finco, Ltd.	39,668	10,606
	NIIT Technologies, Ltd.	190,440	254,986
	NIIT, Ltd.	149,557	100,102
	Nirma, Ltd.	286,992	538,331
	NOCIL, Ltd.	981,740	285,863
	OCL India, Ltd.	82,078	94,394
*	OCL Iron & Steel, Ltd.	246,234	22,208
	Omax Autos, Ltd.	64,810	34,570
*	Oracle Financial Services	5,050	63,885
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	930,193
	Orient Paper and Industries, Ltd.	53,000	23,459
	Panacea Biotec, Ltd.	39,063	120,224

9

	Patel Engineering, Ltd.	12,725	35,409
*	Patni Computer Systems, Ltd. ADR	3,874	22,469
	Petronet LNG, Ltd.	1,980,242	1,552,097
	Polaris Software Lab, Ltd.	396,842	367,125
	Prism Cements, Ltd.	358,139	123,138
	PSL, Ltd.	62,792	143,176
	PTC India, Ltd.	540,325	584,520
	Punjab Tractors, Ltd.	72,971	173,782
	Rain Commodities, Ltd.	215,083	521,382
	Rallis India, Ltd.	15,926	120,480
	Raymond, Ltd.	288,315	503,050
	REI Agro, Ltd.	195,681	3,773,141
	Reliance Capital, Ltd.	339,307	4,588,475
	Reliance Communications, Ltd.	4,291,822	19,638,343
	Reliance Industries, Ltd.	4,888,665	138,107,694
*	Reliance Natural Resources, Ltd.	3,800,245	3,414,936
	Rico Auto Industries, Ltd.	160,452	36,228
	Rolta India, Ltd.	643,272	2,427,149
	Ruchi Soya Industries, Ltd.	941,355	654,863
*	SEAMEC, Ltd.	51,335	40,163
	Sesa Goa, Ltd.	174,000	288,334
	Shriram Transport Finance Co., Ltd.	105,855	469,106
*	Sicagen India, Ltd.	3,414	345
*	Sical Logistics, Ltd.	3,414	2,179
	SKF India, Ltd.	15,701	54,287
	Sona Koyo Steering Systems, Ltd.	118,568	24,312
	Sonata Software, Ltd.	457,576	162,528
	South India Bank, Ltd.	274,218	365,350
	SREI Infrastructure Finance, Ltd.	645,356	643,341
	SRF, Ltd.	266,306	424,377
*	State Bank of India	339,946	7,781,044
	Sterlite Industries (India), Ltd. Series A	1,436,564	8,500,335
	Sterlite Technologies, Ltd.	274,890	330,879
*	Strides Arcolab, Ltd.	126,300	334,455
	Subros, Ltd.	73,890	29,436
	Sundram Fastners, Ltd.	38,520	14,697
	Supreme Petrochem, Ltd.	101,631	23,618
	Swaraj Engines, Ltd.	14,132	41,663
	Syndicate Bank	1,271,548	1,314,310
	Tata Chemicals, Ltd.	1,092,020	3,535,982
#	Tata Communications, Ltd. ADR	37,900	908,842
	Tata Investment Corp., Ltd.	57,960	325,578
	Tata Metaliks, Ltd.	26,681	47,238
	Tata Motors, Ltd.	405,012	1,484,288
#	Tata Motors, Ltd. Sponsored ADR	136,518	798,630
	Tata Steel, Ltd.	2,285,578	9,978,953
	Tata Tea, Ltd.	257,458	2,686,505
*	Teledata Marine Solutions, Ltd.	267,258	185,108
*	Teledata Technology Solution	267,258	185,108
	Trent, Ltd.	14,497	89,671
	Tube Investments of India, Ltd.	486,775	244,457
	TVS Motor Co., Ltd.	1,082,101	659,602

10

	Ucal Fuel Systems, Ltd.	24,245	15,330
	Unichem Laboratories, Ltd.	64,206	218,819
	United Phosphorus, Ltd.	530,310	1,157,519
	Usha Martin, Ltd.	1,017,075	741,378
*	Uttam Galva Steels, Ltd.	305,386	216,720
	Vardhman Textiles, Ltd.	88,383	94,258
	Varun Shipping Co.	549,032	503,461
	Videocon Industries, Ltd.	35,767	88,740
	Videsh Sanchar Nigam, Ltd.	794,705	8,073,033
*	Welspun India, Ltd.	37,142	17,973
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	1,368,982
*	Wire & Wireless India, Ltd.	434,815	83,497
	Wockhardt, Ltd.	118,639	272,985
	Wyeth, Ltd.	6,540	52,902
	Zee Entertainment Enterprises, Ltd.	1,795,929	5,676,722
	Zee News, Ltd.	726,155	574,266
	Zensar Technologies, Ltd.	68,072	134,349
	Zuari Industries, Ltd.	127,958	419,871
TOTAL COMMON STOCKS			424,029,241

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	73,298
	Tata Steel, Ltd.	1,714,184	1,115,504
TOTAL PREFERRED STOCKS			1,188,802

RIGHTS/WARRANTS — (0.0%)
*	Dish TV (India), Ltd. Rights 2008	747,639	—

TOTAL — INDIA			425,218,043

INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
*	PT Agis Tbk	2,012,000	12,552
*	PT Apac Citra Centretex Tbk	774,000	4,001
	PT Apexindo Pratama Tbk	9,171,500	1,992,524
	PT Asahimas Flat Glass Tbk	5,333,500	646,141
	PT Astra Agro Lestari Tbk	456,500	253,378
	PT Astra Graphia Tbk	22,838,000	454,721
	PT Astra International Tbk	10,228,400	8,514,138
*	PT Bakrie & Brothers Tbk	98,676,250	1,312,666
*	PT Bakrieland Development Tbk	162,850,250	1,124,611
	PT Bank Central Asia Tbk	12,400,000	3,005,191
	PT Bank CIMB Niaga Tbk	82,397,500	3,458,762
	PT Bank Danamon Indonesia Tbk	13,450,000	3,187,370
*	PT Bank Pan Indonesia Tbk	122,107,326	5,792,854
	PT Bank Rakyat Indonesia Tbk	3,070,000	939,315
	PT Berlian Laju Tanker Tbk	52,474,300	3,018,653
	PT Bhakti Investama Tbk	57,723,175	1,162,185
	PT Budi Acid Jaya Tbk	22,530,000	336,811
*	PT Central Proteinaprima Tbk	9,800,000	72,382

11

*	PT Charoen Pokphand Indonesia Tbk	31,047,166	1,076,540
*	PT Ciputra Surya Tbk	17,718,000	294,394
*	PT Clipan Finance Indonesia Tbk	12,461,000	230,710
*	PT Davomas Adabi Tbk	139,739,500	668,969
*	PT Dynaplast Tbk	3,040,000	158,973
*	PT Energi Mega Persada Tbk	7,300,000	234,404
*	PT Ever Shine Textile Tbk	19,347,215	97,624
	PT Global Mediacom Tbk	3,542,000	94,732
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	3,615,500	1,397,685
*	PT Hero Supermarket Tbk	220,000	80,734
	PT Indocement Tunggal Prakarsa Tbk	2,096,000	687,246
	PT Indofood Sukses Makmur Tbk	52,705,000	5,183,466
	PT Indo-Rama Synthetics Tbk	9,627,320	442,033
	PT International Nickel Indonesia Tbk	43,386,500	6,897,864
	PT Jaya Real Property Tbk	25,528,000	1,336,787
	PT Kalbe Farma Tbk	30,353,500	1,030,674
	PT Lautan Luas Tbk	2,102,000	94,858
	PT Lippo Karawaci Tbk	73,163,250	4,043,850
	PT Matahari Putra Prima Tbk	35,296,900	1,905,435
	PT Mayorah Indah Tbk	8,807,572	980,685
*	PT Medco Energi International Tbk	30,744,000	6,025,140
	PT Mitra Adiperkasa Tbk	3,033,000	135,487
*	PT Modern Photo Tbk	1,266,500	30,791
*	PT Panasia Indosyntec Tbk	403,200	14,796
*	PT Panin Insurance Tbk	30,688,500	434,472
*	PT Panin Life Tbk	56,523,500	410,800
	PT Petrosea Tbk	76,000	26,409
*	PT Polychem Indonesia Tbk	14,413,500	108,288
	PT Ramayana Lestari Sentosa Tbk	3,531,500	156,892
	PT Samudera Indonesia Tbk	415,500	156,411
	PT Selamat Semp Tbk	10,624,000	682,275
	PT Semen Gresik Tbk	58,688,910	15,854,415
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	1,070,827
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	22,954
	PT Summarecon Agung Tbk	16,091,000	308,432
*	PT Sunson Textile Manufacturer Tbk	6,012,000	137,890
*	PT Suparma Tbk	6,395,345	48,417
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	34,055
*	PT Suryainti Permata Tbk	17,378,000	378,313
	PT Tempo Scan Pacific Tbk	2,064,500	80,615
	PT Tigaraksa Satria Tbk	718,200	18,449
	PT Timah Tbk	7,800,000	814,922
	PT Trimegah Sec Tbk	34,298,000	411,787
	PT Tunas Ridean Tbk	11,363,500	758,884
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	785,962
	PT Unggul Indah Cahaya Tbk	371,435	94,563
	PT United Tractors Tbk	2,573,666	750,134

TOTAL — INDONESIA			91,978,298

12

ISRAEL — (2.2%)
COMMON STOCKS — (2.2%)
*	Afcon Industries, Ltd.	1,451	6,442
	Africa Israel Industries, Ltd.	9,037	208,348
*	Alvarion, Ltd.	185,133	628,080
	Analyst IMS Investment Management Services, Ltd.	16,192	79,816
	Ashtrom Properties, Ltd.	171,400	114,556
	Azorim Investment Development & Construction Co., Ltd.	294,564	1,360,665
	Bank Hapoalim B.M.	8,880,563	20,109,304
	Bank Leumi Le-Israel	9,383,131	24,616,247
	Bank of Jerusalem, Ltd.	71,150	98,418
*	Baran Group, Ltd.	106,344	698,340
	Clal Industries, Ltd.	984,961	2,613,149
*	Danya Cebus, Ltd.	23,610	39,649
	Delek Automotive Systems, Ltd.	11,121	69,795
*	Delta-Galil Industries, Ltd.	96,180	178,202
	Dexia Isreal, Ltd.	1,050	71,522
	Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	54,316
	Discount Investment Corp.	279,027	3,259,210
	Elbit Medical Imaging, Ltd.	141,338	2,041,411
	Electra (Israel), Ltd.	13,104	1,016,006
*	Elron Electronic Industries, Ltd.	323,982	766,346
*	Feuchtwanger Investments, Ltd.	10,500	34
*	First International Bank of Israel, Ltd. (6123804)	422,640	476,067
*	First International Bank of Israel, Ltd. (6123815)	289,898	1,586,765
	Formula Systems, Ltd.	91,685	693,614
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	259,785
*	Hadera Paper, Ltd.	22,878	993,381
*	Hamlet (Israel-Canada), Ltd.	16,333	71,414
	IBI Investment House, Ltd.	6,245	31,764
	IDB Development Corp., Ltd. Series A	148,779	1,733,126
	Industrial Building Corp., Ltd.	922,044	1,250,651
	Israel Cold Storage & Supply Co., Ltd.	7,000	38,944
*	Israel Petrochemical Enterprises, Ltd.	225,343	456,221
*	Israel Steel Mills, Ltd.	97,000	1,018
	Ituran Location & Control, Ltd.	24,162	167,483
*	Jerusalem Oil Exploration, Ltd.	27,096	221,825
*	Kardan Israel, Ltd.	2,237	4,684
*	Knafaim Arkia Holdings, Ltd.	117,857	909,153
	Koor Industries, Ltd.	146,769	4,997,425
	Leader Holding & Investments, Ltd.	197,439	119,414
	Liberty Properties, Ltd.	3,457	31,225
*	Magal Security Systems, Ltd.	18,398	111,915
	Makhteshim-Agan Industries, Ltd.	56,674	214,604
*	Menorah Mivtachim Holdings, Ltd.	13,846	70,161
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	51,318
	Middle East Tube Co., Ltd.	18,000	13,550
*	Miloumor, Ltd.	97,997	6,858
*	Minrav Holdings, Ltd.	2,000	51,023
	Mivtach Shamir Holdings, Ltd.	10,944	225,636
*	Naphtha Israel Petroleum Corp.	627,221	125,133

13

*	NICE Systems, Ltd. Sponsored ADR	78,714	1,760,045
*	Nisko Industries, Ltd.	5,929	10,217
*	OCIF Investments and Development, Ltd.	14,180	91,294
	Ormat Industries, Ltd.	113,997	811,770
	Property and Building Corp., Ltd.	15,803	656,296
*	RADVision, Ltd.	36,193	175,959
*	Retalix, Ltd.	165,774	1,244,031
	Scailex Corp., Ltd.	416,611	2,772,401
*	Suny Electronic, Ltd.	90,241	187,380
	Super-Sol, Ltd. Series B	780,479	3,323,695
	Team Computer & Systems, Ltd.	6,937	135,006
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	233,858	10,027,831
*	The Israel Land Development Co., Ltd.	176,934	528,865
*	Union Bank of Israel, Ltd.	364,943	1,121,134
	United Mizrahi Bank, Ltd.	1,462,187	7,654,502
	Urdan Industries, Ltd.	526,698	250,364

TOTAL — ISRAEL			103,694,803

MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
	A&M Realty Berhad	854,200	99,345
*	Advanced Synergy Capital Berhad	153,500	25,720
	Affin Holdings Berhad	9,805,900	3,370,818
*	Airasia Berhad	2,630,000	847,157
	Alliance Financial Group Berhad	5,187,100	2,694,811
	Aluminum Co. of Malaysia Berhad	250,000	60,144
*	AMBD Berhad	2,782,700	71,980
	AMMB Holdings Berhad	21,388,662	13,037,193
	Ancom Berhad	413,437	67,202
	Ann Joo Resources Berhad	1,178,400	450,570
	APM Automotive Holdings Berhad	1,024,700	447,583
	Apollo Food Holdings Berhad	198,400	129,622
*	Asas Dunia Berhad	524,700	93,825
*	Asia Pacific Land Berhad	5,644,300	466,640
	Asiatic Development Berhad	1,918,900	1,707,806
	Bandar Raya Developments Berhad	3,669,100	1,043,342
	Batu Kawan Berhad	2,309,250	4,660,533
	Berjaya Corp. Berhad	15,708,680	2,588,111
	Berjaya Land Berhad	3,273,000	3,259,388
	Bernas Padiberas Nasional Berhad	4,690,300	1,531,692
	Bimb Holdings Berhad	1,544,700	398,719
	Bina Darulaman Berhad	118,000	16,638
	Binaik Equity Berhad	149,800	21,351
	Bolton Properties Berhad	1,277,400	262,211
	Boustead Holdings Berhad	3,343,400	2,339,144
	Cahya Mata Sarawak Berhad	1,401,400	457,772
	Chemical Co. of Malaysia Berhad	311,000	194,019
	Chin Teck Plantations Berhad	296,600	423,175
	Choo Bee Metal Industries Berhad	339,700	115,278
*	Country Heights Holdings Berhad	174,000	34,389
	Cycle & Carriage Bintang Berhad	249,800	128,977

14

*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	158,341
	DNP Holdings Berhad	1,431,800	276,405
	DRB-Hicom Berhad	7,715,700	1,566,143
	Eastern & Oriental Berhad (6468754)	1,863,766	370,219
	Eastern & Oriental Berhad (B19ZLW1)	283,149	71,764
	Eastern Pacific Industrial Corp. Berhad	497,700	114,190
	ECM Libra Avenue Berhad	6,220,730	629,315
	EON Capital Berhad	1,707,807	1,669,661
	Esso Malaysia Berhad	905,500	540,340
	Far East Holdings Berhad	388,800	537,991
	Focal Aims Holdings Berhad	424,000	25,141
*	Fountain View Development Berhad	2,573,200	159,421
	Gamuda Berhad	9,077,000	3,880,760
	General Corp. Berhad	1,681,400	266,263
	Globetronics Technology Berhad	360,000	15,278
	Glomac Berhad	1,609,100	214,932
	Gold Is Berhad	1,598,600	551,474
*	Golden Plus Holdings Berhad	201,000	53,855
	Gopeng Berhad	273,900	45,579
	Grand United Holdings Berhad	1,387,700	157,881
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	128,050
	Hap Seng Consolidated Berhad	1,779,200	875,703
	Hong Leong Financial Group Berhad	1,249,437	1,356,389
	Hong Leong Industries Berhad	1,225,800	1,178,227
	Hume Industries (Malaysia) Berhad	537,667	381,552
	Hunza Properties Berhad	1,033,300	381,169
	Hwang-DBS (Malaysia) Berhad	908,700	269,688
	IGB Corp. Berhad	11,062,600	4,021,246
	IJM Corp. Berhad	5,666,500	4,113,370
*	IJM Land Berhad	742,900	139,145
	IJM Plantations Berhad	115,400	55,649
*	Insas Berhad	3,779,000	274,939
	Integrated Logistics Berhad	1,222,800	201,487
	IOI Properties Berhad	27,200	19,777
*	Jaks Resources Berhad	3,438,000	326,162
*	Jaya Tiasa Holdings Berhad	1,185,135	711,006
	Jerneh Asia Berhad	425,120	151,691
	K & N Kenanga Holdings Berhad	2,209,100	254,987
*	Karambunai Corp. Berhad	6,839,800	108,853
	Keck Seng (Malaysia) Berhad	1,663,400	1,305,040
	Kian Joo Can Factory Berhad	3,566,680	1,001,328
*	KIG Glass Industrial Berhad	260,000	2,197
	Kim Hin Industry Berhad	453,800	122,098
	Kim Loong Resources Berhad	324,800	139,794
	KLCC Property Holdings Berhad	5,492,000	4,206,808
	Knusford Berhad	153,300	36,325
	KPJ Healthcare Berhad	1,570,300	1,094,919
	KrisAssets Holdings Berhad	250,377	196,216
	KSL Holdings Berhad	189,466	32,866
	Kuala Lumpur Kepong Berhad	1,700,050	3,977,479

15

*	Kub Malaysia Berhad	5,844,000	387,286
	Kuchai Development Berhad	345,600	57,908
	Kulim Malaysia Berhad	2,050,825	2,265,781
*	Kumpulan Europlus Berhad	1,702,900	103,160
	Kumpulan Fima Berhad	585,100	62,955
*	Kumpulan Hartanah Selangor Berhad	520,000	38,139
	Kwantas Corp. Berhad	246,000	123,361
*	Land & General Berhad	14,452,000	685,647
	Landmarks Berhad	1,497,200	413,799
*	LBS Bina Group Berhad	1,607,000	121,459
	Leader Universal Holdings Berhad	5,383,033	657,627
	Leong Hup Holdings Berhad	1,469,800	350,977
*	Lien Hoe Corp. Berhad	1,997,150	66,832
*	Lion Corp Berhad	2,717,500	195,314
	Lion Diversified Holdings Berhad	1,682,500	172,716
	Lion Industries Corp. Berhad	4,734,381	838,697
*	MAA Holdings Berhad	888,700	116,119
	Malaysia Building Society Berhad	419,000	89,755
	Malaysian Airlines System Berhad	437,067	352,198
	Malaysian Bulk Carriers Berhad	1,552,725	1,032,852
	Malaysian Mosaics Berhad	354,240	74,957
	Malaysian Resources Corp. Berhad	4,575,700	800,106
	Marco Holdings Berhad	1,710,000	38,984
	MBM Resources Berhad	487,533	299,311
*	Measat Global Berhad	377,500	100,137
	Mega First Corp. Berhad	1,101,700	244,237
	Melewar Industrial Group Berhad	1,253,300	191,159
	Merge Housing Berhad	58,952	8,114
	Metro Kajang Holdings Berhad	535,333	120,763
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	73,725
	MISC Berhad	275,200	633,849
	MK Land Holdings Berhad	6,778,500	223,489
	MMC Corp. Berhad	6,757,679	3,791,867
	MNRB Holdings Berhad	1,150,800	973,308
	MTD ACPI Engineering Berhad	2,193,100	238,839
	Muda Holdings Berhad	706,000	116,248
	Muhibbah Engineering Berhad	748,000	164,864
	MUI Properties Berhad	1,314,000	39,221
*	Mulpha International Berhad	11,476,500	1,827,935
	Multi-Purpose Holdings Berhad	1,974,000	606,108
	MWE Holdings Berhad	458,000	85,949
*	Narra Industries Berhad	154,200	16,501
	NCB Holdings Berhad	2,381,700	1,805,077
	Negri Sembilan Oil Palms Berhad	167,600	143,128
	New Straits Times Press (Malaysia) Berhad	1,751,100	511,771
	NV Multi Corp. Berhad	671,800	104,814
*	Nylex (Malaysia) Berhad	328,550	72,391
	OKS Property Holdings Berhad	1,338,741	83,632
	Oriental Holdings Berhad	3,021,116	3,904,414
	Oriental Interest Berhad	170,000	48,484
	OSK Holdings Berhad	5,309,618	1,508,869

16

	OSK Ventures Interantional Berhad	66,000	11,491
	P.I.E. Industrial Berhad	323,600	280,804
	Pacific & Orient Berhad	283,365	85,725
*	Pan Malaysia Cement Works Berhad	1,271,800	40,024
	Panasonic Manufacturing Malaysia Berhad	339,180	997,627
*	Paracorp Berhad	252,000	710
	Paramount Corp. Berhad	203,900	113,160
	Parkson Holdings Berhad	2,263,990	2,147,227
	PBA Holdings Berhad	1,502,500	334,684
	Pelikan International Corp. Berhad	148,680	48,556
*	Permaju Industries Berhad	1,714,300	161,726
	Petronas Dagangan Berhad	970,900	1,838,612
	PJ Development Holdings Berhad	2,768,800	332,830
	PK Resources Berhad	5,300	789
	Pos Malaysia & Services Holdings Berhad	3,633,817	1,860,252
	PPB Group Berhad	6,909,466	15,152,096
*	Prime Utilities Berhad	46,000	1,893
	Protasco Berhad	282,200	44,494
*	Proton Holdings Berhad	3,652,500	2,120,819
*	Pulai Springs Berhad	159,800	44,326
*	Ramunia Holdings Berhad	2,434,780	812,373
	Ranhill Berhad	4,323,500	672,028
	RHB Capital Berhad	3,940,800	3,432,226
*	Salcon Berhad	574,000	60,895
*	Sapura Resources Berhad	286,800	11,313
	Sarawak Energy Berhad	4,746,700	2,816,849
	Sarawak Oil Palms Berhad	391,820	224,652
	Scientex Inc. Berhad	645,048	181,448
	Scomi Group Berhad	3,180,000	278,816
	Selangor Dredging Berhad	1,312,700	160,302
	Shangri-La Hotels (Malaysia) Berhad	738,000	291,565
	Shell Refining Co. Federation of Malaysia Berhad	217,100	614,158
	SHL Consolidated Berhad	1,008,700	287,463
*	Silverstone Corp. Berhad	8,690	159
	Southern Acids (Malaysia) Berhad	44,000	19,484
	Southern Steel Berhad	865,300	357,525
	Store Corp. Berhad	124,630	95,974
	Subur Tiasa Holdings Berhad	460,530	233,684
	Sunrise Berhad	1,538,784	558,075
	Sunway City Berhad	2,358,700	1,068,540
*	Sunway Holdings Berhad	4,077,900	687,025
	Suria Capital Holdings Berhad	590,800	157,009
	Symphony House Berhad	510,960	35,498
	TA Enterprise Berhad	10,119,100	1,497,585
	Tahp Group Berhad	27,000	19,950
*	Talam Corp. Berhad	5,944,350	228,651
	Tamco Corp. Holdings Berhad	219,500	19,826
	Tan Chong Motor Holdings Berhad	5,338,300	1,826,731
	TDM Berhad	1,059,200	328,214
*	Tebrau Teguh Berhad	2,520,000	267,869
	Tekala Corp. Berhad	337,700	56,559
	TH Group Berhad	1,975,800	352,097

17

*	Time Dotcom Berhad	9,797,700	662,742
	Tiong Nam Transport Holdings Berhad	171,500	33,348
	Tradewinds (Malaysia) Berhad	844,200	554,183
	TSR Capital Berhad	157,900	38,169
	UAC Berhad	77,398	57,236
*	UEM World Berhad	3,852,300	2,115,456
	UMW Holdings Berhad	2,726,886	4,215,327
	Unico-Desa Plantations Berhad	4,011,228	781,587
	Unisem (M) Berhad	4,340,700	1,046,800
	United Malacca Rubber Estates Berhad	450,100	648,541
	United Plantations Berhad	678,200	1,715,808
	Utusan Melayu (Malaysia) Berhad	449,500	89,489
	VS Industry Berhad	1,337,193	469,873
	Warisan TC Holdings Berhad	109,850	58,356
	WTK Holdings Berhad	2,299,250	672,376
	Yeo Hiap Seng (Malaysia) Berhad	355,320	113,502
	YTL Corp. Berhad	5,993,600	10,571,740
	YTL Power International Berhad	409,562	192,965
	Yu Neh Huat Berhad	2,241,706	632,989
	Zelan Berhad	1,937,000	655,904
TOTAL COMMON STOCKS			174,997,881

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	51,571
*	Malayan United Industries Berhad A2	1,526,067	47,273
TOTAL PREFERRED STOCKS			98,844

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	117,699
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	10,550
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	428
*	OSK Property Warrants 04/05/09	93,339	2,234
*	Sarawak Oil Palms Warrants 01/19/11	53,568	15,085
TOTAL RIGHTS/WARRANTS			145,996

TOTAL — MALAYSIA			175,242,721

MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
#	Alfa S.A.B. de C.V. Series A	2,406,117	4,936,583
	America Movil S.A.B. de C.V. Series L ADR	376,240	11,640,866
	Cementos de Mexico S.A.B de C.V. Series B	4,165,312	3,107,596
	Cemex S.A.B. de C.V. Sponsored ADR	9,622,518	72,746,236
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	281,200	8,953,408
#	Consorcio ARA S.A.B. de C.V.	9,328,400	3,661,039
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	90,663
	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	2,167,935
* #	Corporacion GEO S.A.B. de C.V. Series B	2,299,832	3,186,789
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	1,274,207
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,007

18

	Corporacion Moctezuma S.A.B. de C.V.	111,200	172,838
	Corporativo Fragua S.A.B. de C.V. Series B	70	642
*	Dine S.A.B. de C.V.	1,818,367	1,114,973
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	66,058
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,117,253
	Embotelladora Arca S.A.B. de C.V., Mexico	296,800	626,007
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	6,295
* #	Empresas ICA S.A.B. de C.V.	2,318,272	3,333,051
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	3,646,782
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,502,958	38,009,808
*	GMD Resorts S.A.B. de C.V.	41,400	17,696
* #	Gruma S.A.B. de C.V. ADR	85,416	222,082
* #	Gruma S.A.B. de C.V. Series B	3,858,916	2,489,139
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	568,789	10,391,775
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,337,195
#	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	7,142,546
#	Grupo Carso S.A.B. de C.V. Series A-1	12,472,951	33,917,121
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	7,452,024
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	9,815,633	26,035,170
	Grupo Gigante S.A.B. de C.V. Series B	324,076	315,072
	Grupo Herdez S.A.B. de C.V.	319,000	303,691
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,907,294
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	512,032
* #	Grupo Iusacell S.A.B. de C.V.	284,560	817,136
*	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	792,293
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	77,542
*	Grupo Nutrisa S.A. de C.V.	428	449
	Grupo Posadas S.A. de C.V. Series L	356,000	359,666
*	Grupo Qumma S.A. de C.V. Series B	5,301	74
* #	Grupo Simec, S.A. de C.V.	428,500	785,902
	Grupo Televisa S.A.	288,100	1,009,330
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	5,758,926
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	5,750,882
	Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,278,344
*	Industrias CH S.A.B. de C.V. Series B	2,964,052	6,035,218
#	Industrias Penoles S.A.B. de C.V.	1,256,755	11,184,070
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	144,000	470,021
* #	Organizacion Soriana S.A.B. de C.V. Series B	15,483,500	31,129,446
*	Promotora y Operadora de Infraestructura S.A. de C.V.	96,978	139,428
*	Qualitas Compania de Seguros S.A. de C.V.	1,713,100	659,013
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	466
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,286
*	SARE Holding S.A. de C.V.	123,300	33,538
*	Savia S.A. de C.V.	3,457,285	214,947
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	541,184
#	Vitro S.A.B. de C.V.	3,219,986	1,649,093

TOTAL — MEXICO			321,592,127

19

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	A. Soriano Corp.	20,195,000	909,935
	Alaska Milk Corp.	7,953,000	733,490
*	Alsons Consolidated Resources, Inc.	16,904,000	135,760
*	Bacnotan Consolidated Industries, Inc.	2,575,998	525,257
	Banco de Oro Unibank, Inc.	5,115,420	2,838,354
*	Belle Corp.	31,340,000	383,915
	Cebu Holdings, Inc.	7,763,250	265,662
	China Banking Corp.	1,724	14,483
*	Digital Telecommunications Phils., Inc.	102,460,000	2,255,155
	DMCI Holdings, Inc.	9,170,000	500,653
	EEI Corp.	1,929,000	41,682
*	Empire East Land Holdings, Inc.	37,000,000	159,017
*	Export & Industry Bank, Inc.	14,950	51
	Filinvest Land, Inc.	38,532,031	334,704
*	Filipina Water Bottling Corp.	5,471,786	—
*	House of Investments, Inc.	700,000	18,638
	International Container Terminal Services, Inc.	270,000	78,334
	Jollibee Food Corp.	152,000	143,711
	Macroasia Corp.	2,170,000	135,875
	Megaworld Properties & Holdings, Inc.	111,133,600	1,795,540
	Metro Bank & Trust Co.	7,999,655	4,234,120
*	Mondragon International Philippines, Inc.	2,464,000	6,296
*	Philippine National Bank	3,781,218	1,642,237
*	Philippine National Construction Corp.	398,900	39,955
*	Philippine Realty & Holdings Corp.	20,930,000	92,529
	Philippine Savings Bank	1,232,313	1,012,825
*	Philippine Townships, Inc.	226,199	427
*	PhilWeb Corp.	33,000,000	21,119
*	Prime Media Holdings, Inc.	409,000	2,801
*	Prime Orion Philippines, Inc.	13,400,000	66,484
	Rizal Commercial Banking Corp.	2,686,448	569,947
	Robinson’s Land Corp. Series B	8,851,700	1,013,277
	Security Bank Corp.	2,387,410	1,900,481
	Semirara Mining Corp.	141,700	99,143
	Shang Properties, Inc.	614,285	12,238
	SM Development Corp.	28,566,248	1,185,811
*	Solid Group, Inc.	19,668,000	164,838
	Union Bank of the Philippines	920,294	454,034
	Universal Robina Corp.	17,213,345	1,835,024

TOTAL — PHILIPPINES			25,623,802

POLAND — (2.9%)
COMMON STOCKS — (2.9%)
	Agora SA	559,848	3,955,557
*	Amica Wronki SA	170,802	496,033
	Asseco Poland SA	440,281	7,429,638
	Bank Millennium SA	5,515,278	7,844,840
	Bank Pekao SA	41,481	1,886,607
*	Bank Przemyslowo Handlowy BPH SA	51,761	927,551
*	Bioton SA	14,049,625	1,992,069
*	Boryszew SA	268,708	202,031

20

*	Budimex SA	100,539	2,271,744
*	Cersanit SA	11,868	55,692
	Ciech SA	98,563	1,424,955
	Debica SA	111,346	1,612,177
*	Dom Development SA	26,870	147,457
*	Echo Investment SA	1,574,488	1,401,693
	Elektrobudowa SA	29,635	1,901,984
*	Elstar Oils SA	196,440	308,676
	Emperia Holding SA	12,562	205,085
*	Fabryki Mebli Forte SA	70,159	118,688
*	Farmacol SA	5,526	41,856
*	Ferrum SA	4,233	10,917
*	Getin Holdings SA	195,946	408,435
	Grupa Kety SA	116,209	2,105,430
*	Grupa Lotos SA	839,119	5,939,253
	Impexmetal SA	5,899,609	3,263,214
	KGHM Polska Miedz SA	738,639	8,198,659
*	Koelner SA	110,633	341,255
	Kredyt Bank SA	619,815	2,267,510
*	Kroscienskie Huty Szkla Krosno SA	63,425	23,288
*	Lentex SA	158,570	601,649
*	MNI SA	326,495	272,683
*	Mondi Packaging Paper Swiecie SA	11,049	132,277
*	Mostostal Export SA	705,000	556,312
*	Mostostal Warszawa SA	297,688	5,367,704
*	Mostostal Zabrze Holding SA	350,940	410,919
	Multimedia Polska SA	33,632	72,012
*	Netia Holdings SA	3,441,202	2,437,687
	Orbis SA	658,253	8,999,177
	Pfleiderer Grajewo SA	48,441	121,406
*	Polnord SA	76,763	810,195
*	Polski Koncern Miesny Duda SA	534,907	412,696
	Polski Koncern Naftowy Orlen SA	5,310,008	54,146,149
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	117,326	512,879
*	Raciborska Fabryka Kotlow SA	1,155,432	1,934,948
*	Stalexport SA	889,216	426,183
*	Sygnity SA	71,024	429,939
*	Synthos SA	3,815,823	982,787
*	Vistula SA	8,000	9,432
	Zelmer SA	3,000	29,011

TOTAL — POLAND			135,448,339

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
	Total Access Communication PCL (Foreign)	1,264,380	752,306

21

SOUTH AFRICA — (11.3%)
COMMON STOCKS — (11.3%)
	ABSA Group, Ltd.	2,427,135	25,393,736
	Adcorp Holdings, Ltd.	152,955	375,681
	Advtech, Ltd.	1,558,456	556,667
	Aeci, Ltd.	1,731,874	9,385,932
	Afgri, Ltd.	3,987,067	1,793,705
	African Bank Investments, Ltd.	4,161,158	11,409,590
	African Oxygen, Ltd.	734,706	1,936,980
	African Rainbow Minerals, Ltd.	1,238,452	12,672,065
	Allied Electronics Corp., Ltd.	534,406	1,311,596
	Allied Technologies, Ltd.	196,345	923,279
	AngloGold Ashanti, Ltd.	426,621	8,107,167
	ArcelorMittal South Africa, Ltd.	1,961,914	18,544,286
	Argent Industrial, Ltd.	1,272,940	1,025,042
*	Aspen Pharmacare Holdings, Ltd.	397,125	1,388,979
	AST Group, Ltd.	1,842,229	93,709
	Astral Foods, Ltd.	139,135	1,257,611
	Aveng, Ltd.	3,196,851	15,805,346
	AVI, Ltd.	4,724,735	7,439,788
*	Avusa, Ltd. (6049494)	391,810	497,309
*	Avusa, Ltd. (B2QHHR4)	391,810	944,880
	Barloworld, Ltd.	2,222,257	12,985,059
	Bell Equipment, Ltd.	368,870	527,420
	Bidvest Group, Ltd.	228,585	2,437,912
	Business Connexion Group	465,381	180,934
	Capitec Bank Holdings, Ltd.	179,693	497,863
	Cashbuild, Ltd.	60,784	339,346
	Caxton & CTP Publishers & Printers, Ltd.	3,015,054	3,551,942
	City Lodge Hotels, Ltd.	94,820	650,031
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	2,446,932	3,846,874
	Datacentrix Holdings, Ltd.	959,663	270,318
	Delta Electrical Industries, Ltd.	234,340	247,905
	Dimension Data Holdings P.L.C.	3,977,377	2,116,024
	Discovery Holdings, Ltd.	136,687	335,809
	Distell Group, Ltd.	586,668	2,811,849
	Distribution & Warehousing Network, Ltd.	206,172	207,556
	Durban Roodeport Deep, Ltd.	1,462,175	574,453
*	Enaleni Pharmaceuticals, Ltd.	3,233,310	808,102
	Enviroserv Holdings, Ltd.	259,484	439,596
*	Eqstra Holdings, Ltd.	829,977	880,886
	Exxaro Resources, Ltd.	103,649	684,224
	Famous Brands, Ltd.	206,074	293,236
	FirstRand, Ltd.	4,842,130	7,034,171
	Foschini, Ltd.	281,329	1,157,317
	Freeworld Coatings, Ltd.	2,085,597	1,278,243
#	Gold Fields, Ltd.	487,041	3,390,541
	Gold Fields, Ltd. Sponsored ADR	5,881,835	39,114,203
	Gold Reef Resorts, Ltd.	519,880	826,396
	Group Five, Ltd.	465,209	1,965,058
*	Harmony Gold Mining Co., Ltd.	3,132,040	22,906,768
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	1,631,789
	Hudaco Industries, Ltd.	162,006	943,636

22

#	Hulamin, Ltd.	882,088	1,451,162
	Iliad Africa, Ltd.	76,658	43,811
	Illovo Sugar, Ltd.	1,516,761	3,395,789
	Impala Platinum Holdings, Ltd.	300,321	3,134,662
	Imperial Holdings, Ltd.	1,106,458	6,318,056
	Investec, Ltd.	1,383,445	6,825,600
*	JCI, Ltd.	4,289,448	—
*	JSE, Ltd.	53,811	278,175
	Kumba Iron Ore, Ltd.	117,551	1,548,060
	Lewis Group, Ltd.	1,078,654	4,091,362
	Liberty Group, Ltd.	1,541,031	9,706,197
*	M Cubed Holdings, Ltd.	1,850,526	37,862
	Massmart Holdings, Ltd.	177,731	1,594,283
	Medi-Clinic Corp., Ltd.	1,901,398	3,260,476
*	Merafe Resources, Ltd.	9,658,781	1,110,010
	Metair Investments, Ltd.	1,650,332	1,093,961
*	Metorex, Ltd.	411,846	228,978
	Metropolitan Holdings, Ltd.	9,380,655	9,627,598
#	Mondi, Ltd.	457,741	1,925,054
	Mr. Price Group, Ltd.	534,202	1,312,551
	MTN Group, Ltd.	847,684	9,518,740
	Murray & Roberts Holdings, Ltd.	1,881,487	12,737,711
	Mvelaphanda Group, Ltd.	4,125,843	2,115,286
	Nampak, Ltd.	6,297,396	8,574,663
	Naspers, Ltd. Series N	457,848	7,622,383
	Nedbank Group, Ltd.	2,751,893	26,712,970
	Network Healthcare Holdings, Ltd.	1,524,093	1,070,512
	New Clicks Holdings, Ltd.	3,409,228	5,546,037
#	Northam Platinum, Ltd.	734,089	2,307,450
	Nu-World Holdings, Ltd.	158,299	272,039
	Oceana Group, Ltd.	482,566	1,074,703
	Omnia Holdings, Ltd.	516,966	3,168,829
	Palabora Mining Co., Ltd.	192,276	1,192,196
	Peregrine Holdings, Ltd.	1,129,448	945,504
	Pick’n Pay Stores, Ltd.	117,630	371,840
	Pretoria Portland Cement Co., Ltd.	2,448,566	7,537,426
*	Product Co.	130,947	—
	PSG Group, Ltd.	1,076,599	1,434,104
*	Randgold & Exploration Co., Ltd.	256,811	—
	Raubex Group, Ltd.	50,781	130,947
	Redefine Income Fund, Ltd.	83,325	49,087
	Reunert, Ltd.	651,562	3,287,347
	Sanlam, Ltd.	30,541,922	50,122,202
	Santam, Ltd.	18,334	133,994
	Sappi, Ltd.	1,554,985	9,586,213
#	Sappi, Ltd. Sponsored ADR	692,000	4,304,240
	Sasol, Ltd. Sponsored ADR	749,443	21,681,386
	Shoprite Holdings, Ltd.	62,090	327,740
*	Simmer & Jack Mines, Ltd.	220,229	41,364
	Spur Corp., Ltd.	385,679	258,471
	Standard Bank Group, Ltd.	1,162,470	9,230,348
	Steinhoff International Holdings, Ltd.	9,664,887	14,088,364

23

	Sun International, Ltd.	367,959	3,061,084
	Telkom South Africa, Ltd.	1,005,960	10,917,977
	Telkom South Africa, Ltd. Sponsored ADR	5,288	230,398
	The Spar Group, Ltd.	622,960	3,623,964
	Tiger Brands, Ltd.	171,336	2,483,891
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	266,171	1,478,446
	Trans Hex Group, Ltd.	509,906	250,932
	Trencor, Ltd.	1,468,675	2,908,541
	Truworths International, Ltd.	711,817	2,418,143
	UCS Group, Ltd.	1,814,728	375,381
	Value Group, Ltd.	874,662	257,701
	Woolworths Holdings, Ltd.	2,641,256	3,048,889

TOTAL — SOUTH AFRICA			529,281,899

SOUTH KOREA — (10.0%)
COMMON STOCKS — (10.0%)
#	Aekyung Petrochemical Co., Ltd.	19,060	214,748
*	Anam Electronics Co., Ltd.	24,280	44,031
#	Asia Cement Manufacturing Co., Ltd.	13,648	367,744
	Asia Paper Manufacturing Co., Ltd.	34,410	120,597
*	Asiana Airlines, Inc.	40,150	119,873
	AUK Corp.	40,090	39,308
#	Bing Grae Co., Ltd.	29,190	805,410
#	BNG Steel Co., Ltd	41,370	135,118
#	Bohae Brewery Co., Ltd.	8,830	73,275
#	Boo Kook Securities Co., Ltd.	27,705	437,567
	Boryung Pharmaceutical Co., Ltd.	10,795	155,539
	BYC Co., Ltd.	810	91,325
	Byuck San Corp.	10,472	70,297
#	Byuck San Engineering and Construction Co., Ltd.	87,860	101,246
*	C & Heavy Industries Co., Ltd.	59,460	46,036
	Cambridge Members Co., Ltd.	8,070	48,812
	Cheil Industrial, Inc.	95,804	3,126,973
	Cho Kwang Leather Co., Ltd.	13,660	44,450
	Cho Kwang Paint Co., Ltd.	24,260	28,978
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	57,224
	Chon Bang Co., Ltd.	2,520	56,365
#	Choongwae Pharmaceutical Corp.	23,940	153,018
	Chosun Refractories Co., Ltd.	10,390	481,353
#	Chungho Comnet Co., Ltd.	24,590	161,617
*	CJ Cheiljedang Corp.	505	58,801
* #	CJ Corp.	90,342	2,419,440
*	Comtec Systems Co., Ltd.	75,460	37,896
* #	Cosmochemical Co., Ltd.	47,640	108,657
#	Crown Confectionery Co., Ltd.	2,910	94,255
	Dae Chang Industrial Co., Ltd.	257,400	90,274
	Dae Dong Industrial Co., Ltd.	17,320	172,227
	Dae Hyun Co., Ltd.	192,600	60,815
#	Dae Sang Corp.	110,202	414,185
#	Dae Won Kang Up Co., Ltd.	238,400	315,663

24

* #	Dae Young Packaging Co., Ltd.	388,976	59,415
#	Daeduck Electronics Co., Ltd.	188,820	435,010
#	Daeduck Industries Co., Ltd.	68,930	192,162
	Daegu Bank Co., Ltd.	582,602	2,962,622
#	Daehan Flour Mills Co., Ltd.	5,955	511,519
#	Daehan Synthetic Fiber Co., Ltd.	5,193	296,757
#	Daekyo Co., Ltd.	346,480	1,287,829
#	Daelim Industrial Co., Ltd.	144,089	4,159,967
	Daelim Trading Co., Ltd.	31,734	99,591
	Daesang Farmsco Co., Ltd.	42,230	31,089
#	Daesang Holdings Co., Ltd.	33,096	58,545
#	Daesung Industrial Co., Ltd.	8,895	391,404
*	Daewon Cable Co., Ltd.	13,570	32,296
	Daewon Pharmaceutical Co., Ltd.	39,180	92,011
*	Daewoo Electronic Components Co., Ltd.	281,540	23,990
#	Daewoo Engineering & Construction Co., Ltd.	57,850	401,532
#	Daewoo Motor Sales Corp.	97,400	712,737
	Daewoong Co., Ltd.	14,890	168,611
	Dahaam E-Tec Co., Ltd.	5,985	124,467
#	Daishin Securities Co., Ltd.	248,481	2,756,305
#	Daiyang Metal Co., Ltd.	77,290	105,801
#	Daou Technology, Inc.	131,600	296,001
	DC Chemical Co., Ltd.	1,370	224,061
	DI Corp.	101,890	73,564
	Digital Power Communications Co., Ltd.	113,840	72,481
	Dong Ah Tire Industrial Co., Ltd.	51,594	238,810
*	Dong Hai Pulp Co., Ltd.	6,457	26,661
	Dong IL Rubber Belt Co., Ltd.	39,459	54,024
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	208,697
* #	Dong Won Co., Ltd.	14,220	67,058
	Dongbang Agro Co., Ltd.	53,610	265,788
	Dongbang Transport Logistics Co., Ltd.	51,750	72,601
#	Dongbu Corp.	73,520	276,478
* #	Dongbu HiTek Co., Ltd.	104,044	331,491
#	Dongbu Securities Co., Ltd.	75,776	261,939
#	Dongbu Steel Co., Ltd.	92,198	451,542
	Dong-Il Corp.	6,223	201,194
	Dongkook Industrial Co., Ltd.	16,200	10,115
#	Dongkuk Steel Mill Co., Ltd.	192,032	3,122,679
	Dongsung Pharmaceutical Co., Ltd.	18,510	74,059
	Dongwon F&B Co., Ltd.	10,026	158,745
#	Dongwon Industries Co., Ltd.	7,116	398,205
	Dongyang Engineering & Construction Corp.	6,597	62,322
	Dongyang Express Bus Corp.	3,729	69,608
#	Dongyang Mechatronics Corp.	46,027	142,683
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	65,180
	DPI Co., Ltd.	22,738	93,959
	Duck Yang Industry Co., Ltd.	4,000	17,561
#	Ducsung Co., Ltd.	45,260	41,626
* #	Eagon Industrial Co., Ltd.	11,400	53,095
* #	En Paper Manufacturing Co., Ltd.	46,660	56,790
	e-Starco Co., Ltd.	170,050	59,769

25

	F&F Co., Ltd.	62,660	124,470
* #	First Fire & Marine Insurance Co., Ltd.	28,830	101,202
	Fursys, Inc.	29,120	500,278
#	Gaon Cable Co., Ltd.	12,730	156,400
#	GIIR, Inc.	31,610	222,572
#	Global & Yuasa Battery Co., Ltd.	53,100	511,118
	Green Cross Corp.	10,540	461,921
#	GS Holdings Corp.	285,000	5,688,871
#	Hae In Co., Ltd.	55,050	179,531
	Halla Climate Control Corp.	90,050	616,275
#	Halla Engineering & Construction Corp.	38,260	209,042
*	Han All Pharmaceutical Co., Ltd.	79,410	140,563
#	Han Kuk Carbon Co., Ltd.	25,070	69,951
#	Han Yang Securities Co., Ltd.	41,750	244,223
	Hana Financial Group, Inc.	550,913	8,749,154
#	Handok Pharmaceuticals Co., Ltd.	18,150	141,063
#	Handsome Corp.	110,990	566,323
#	Hanil Cement Manufacturing Co., Ltd.	25,603	1,273,759
#	Hanil Construction Co., Ltd.	38,025	112,075
	Hanil E-Wha Co., Ltd.	135,210	173,601
	Hanil Iron & Steel Co., Ltd.	1,815	17,359
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	91,460	789,774
#	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	114,787	1,632,689
#	Hanjin Shipping Co., Ltd.	270,360	3,556,144
#	Hanjin Transportation Co., Ltd.	38,000	1,044,362
	Hankook Cosmetics Co., Ltd.	110,860	177,426
	Hankook Shell Oil Co., Ltd.	1,880	112,254
#	Hankook Tire Manufacturing Co., Ltd.	492,550	4,612,491
*	Hankuk Electric Glass Co., Ltd.	990	18,014
#	Hankuk Glass Industries, Inc.	29,050	453,884
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	248,479
	Hansae Co., Ltd.	43,890	59,982
	Hanshin Construction Co., Ltd.	24,880	191,778
#	Hansol Chemical Co., Ltd.	35,837	129,223
* #	Hansol Paper Co., Ltd.	158,874	1,561,660
#	Hanssem Co., Ltd.	60,410	373,911
*	Hansung Enterprise Co., Ltd.	9,410	25,631
#	Hanwha Chemical Corp.	363,242	1,576,167
#	Hanwha Securities Co., Ltd.	186,165	775,448
	Hanwha Timeworld Co., Ltd.	9,000	72,149
#	Heung-A Shipping Co., Ltd.	63,680	54,030
#	HMC Investment Securities Co., Ltd.	28,163	272,783
#	Honam Petrochemical Corp.	67,515	2,763,605
#	Hotel Shilla Co., Ltd.	67,520	678,064
	HS R&A Co., Ltd.	12,680	50,211
#	Huchems Fine Chemical Corp.	38,970	626,691
*	Huneed Technologies	9,003	19,927
#	Husteel Co., Ltd.	22,160	240,850
#	Hwa Sung Industrial Co., Ltd.	44,200	118,429
	Hwacheon Machine Tool Co., Ltd.	2,050	47,928

26

	Hwacheon Machinery Works Co., Ltd.	4,490	35,410
	Hwashin Co., Ltd.	59,700	79,011
* #	Hynix Semiconductor, Inc.	765,028	6,554,174
#	Hyosung T & C Co., Ltd.	124,047	2,955,187
	Hyundai Cement Co., Ltd.	17,245	91,880
#	Hyundai DSF Co., Ltd.	38,700	179,989
#	Hyundai Elevator Co., Ltd.	22,090	1,069,151
#	Hyundai H & S Co., Ltd.	21,786	751,278
#	Hyundai Hysco	270,550	1,486,888
#	Hyundai Merchant Marine Co., Ltd.	87,351	2,323,705
#	Hyundai Mipo Dockyard Co., Ltd.	27,378	2,350,556
	Hyundai Mobis	3,297	193,634
#	Hyundai Motor Co., Ltd.	764,050	35,305,877
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	180,628
	Hyundai Securities Co., Ltd.	628,169	3,853,053
#	Hyundai Steel Co.	238,900	6,931,210
	Il Dong Pharmaceutical Co., Ltd.	20,084	283,999
	Il Sung Construction Co., Ltd.	7,660	28,491
	Iljin Diamond Co., Ltd.	5,782	33,102
*	Iljin Display Co., Ltd.	14,591	79,599
	Iljin Holdings Co., Ltd.	96,174	134,849
	Ilshin Spinning Co., Ltd.	5,070	258,980
#	Ilsung Pharmaceutical Co., Ltd.	9,060	400,882
#	InziControls Co., Ltd.	27,640	56,113
	IS Dongseo Co., Ltd.	27,140	135,618
#	ISU Chemical Co., Ltd.	19,790	162,650
#	IsuPetasys Co., Ltd.	116,640	125,758
#	Jahwa Electronics Co., Ltd.	69,130	230,308
	Jeil Mutual Savings Bank	40,900	99,155
	Jeil Pharmaceutical Co.	33,420	164,213
#	Jeonbuk Bank, Ltd.	170,944	719,995
*	Jinro, Ltd.	57	14,187
* #	Joongang Construction Co., Ltd.	20,550	56,975
#	K.C. Tech Co., Ltd.	106,309	206,606
* #	KB Financial Group, Inc. ADR	1,281,564	31,539,290
#	KCC Corp.	29,050	5,668,846
	KCTC	6,030	41,705
#	Keangnam Enterprises, Ltd.	53,600	271,339
* #	KEC Corp.	116,249	47,950
#	KEC Holdings Co., Ltd.	38,749	22,262
	Keyang Electric Machinery Co., Ltd.	187,450	166,033
* #	KG Chemical Corp.	36,983	130,841
* #	Kia Motors Corp.	986,780	8,312,489
*	KISCO Corp.	29,571	462,709
#	KISWIRE, Ltd.	38,524	1,174,494
	Kodenshi Korea Corp.	64,590	75,206
#	Kolon Engineering & Construction Co., Ltd.	63,270	188,624
* #	Kolon Industries, Inc.	70,909	1,176,229
#	Korea Cast Iron Pipe Co., Ltd.	63,778	115,124
* #	Korea Circuit Co., Ltd.	57,220	94,850
#	Korea Development Co., Ltd.	40,490	135,923
	Korea Development Leasing Corp.	12,762	261,546

27

#	Korea Electric Terminal Co., Ltd.	42,160	465,288
#	Korea Exchange Bank	618,210	3,438,794
#	Korea Export Packing Industries Co., Ltd.	5,420	27,446
	Korea Flange Co., Ltd.	18,630	99,893
#	Korea Investment Holdings Co., Ltd.	207,626	4,260,177
	Korea Iron & Steel Co., Ltd.	8,957	174,785
#	Korea Kolmar Co., Ltd.	20,300	28,982
#	Korea Komho Petrochemical Co., Ltd.	52,479	710,885
#	Korea Line Corp.	1,718	92,146
#	Korea Mutual Savings Bank	18,280	284,442
#	Korea Petrochemical Industry Co., Ltd.	25,400	337,782
#	Korea Zinc Co., Ltd.	35,825	1,795,331
	Korean Air Co., Ltd.	205,694	5,821,397
	Korean Air Terminal Service Co., Ltd.	10,970	258,346
	Korean French Banking Corp.	167,589	80,428
* #	KP Chemical Corp.	304,576	885,620
#	KPX Chemical Co., Ltd.	9,632	316,254
#	KPX Fine Chemical Co., Ltd.	6,795	198,414
	KPX Holdings Corp.	7,249	264,352
*	KT Freetel, Ltd.	458,000	9,604,113
* #	KTB Securities Co., Ltd.	157,730	340,475
#	Kukdo Chemical Co., Ltd.	15,960	218,145
	Kukje Pharm Ind. Co., Ltd.	31,387	41,487
#	Kumho Electronics Co., Ltd.	15,879	216,184
#	Kumho Industrial Co., Ltd.	98,875	904,482
	Kumho Investment Bank	407,470	137,939
#	Kumho Tire Co., Inc.	286,360	1,011,756
#	Kumkang Industrial Co., Ltd.	11,170	51,514
	Kunsul Chemical Industrial Co., Ltd.	22,480	176,876
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	422,766
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	54,572
#	Kyeryong Construction Industrial Co., Ltd.	26,510	242,345
#	Kyobo Securities Co., Ltd.	67,440	382,230
	Kyung Dong Navien Co., Ltd.	3,450	57,699
	Kyung Nong Corp.	60,670	125,191
* #	Kyungbang Co., Ltd.	2,312	117,650
	Lee Ku Industrial Co., Ltd.	60,490	41,218
#	LG Chemical, Ltd.	199,708	12,123,840
#	LG Corp.	8,397	336,078
	LG Dacom Corp.	219,720	3,106,134
#	LG Electronics, Inc.	108,628	8,110,237
#	LG Fashion Corp.	50,470	822,619
#	LG International Corp.	82,553	935,801
#	LG Phillips LCD Co., Ltd.	444,000	8,231,834
#	Lotte Chilsung Beverage Co., Ltd.	3,625	1,951,987
#	Lotte Confectionary Co., Ltd.	3,827	3,265,976
*	Lotte Midopa Co., Ltd.	60,140	296,060
#	Lotte Sam Kang Co., Ltd.	4,440	410,291
*	Lotte Shopping Co., Ltd.	43,176	5,907,224
#	LS Corp.	67,340	2,844,392
#	Meritz Securities Co., Ltd.	818,335	575,785
	Mi Chang Oil Industrial Co., Ltd.	3,650	49,184

28

	MonAmi Co., Ltd.	680	3,503
#	Moorim Paper Co., Ltd.	57,710	392,838
	Motonic Corp.	6,400	29,735
#	Namhae Chemical Corp.	70,640	749,253
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	280,458
	Namyang Dairy Products Co., Ltd.	2,226	689,738
	Nasan Co., Ltd.	96,540	111,461
	Nexen Corp.	5,680	65,628
#	Nexen Tire Corp.	375,930	468,348
#	NH Investment & Securities Co., Ltd.	176,431	693,197
#	Nong Shim Co., Ltd.	15,130	2,456,515
#	Nong Shim Holdings Co., Ltd.	7,060	354,154
	Noroo Paint Co., Ltd.	37,899	62,268
*	ON*Media Corp.	71,000	91,270
	Ottogi Corp.	10,309	1,031,579
	Pacific Corp.	14,139	832,655
	Pacific Pharmaceutical Co., Ltd.	3,840	85,177
*	Pang Rim Co., Ltd.	15,040	109,483
#	PaperCorea, Inc.	19,552	109,487
	Pohang Coated Steel Co., Ltd.	17,630	233,052
#	Poong Lim Industrial Co., Ltd.	74,350	120,727
* #	Poongsan Corp.	104,032	498,019
#	Poongsan Holdings Corp.	19,558	127,966
	POSCO	420	115,680
#	POSCO ADR	1,116,011	74,984,779
#	Pulmuone Co., Ltd.	6,125	194,089
	Pum Yang Construction Co., Ltd.	21,917	194,574
#	Pusan Bank	641,650	3,277,696
#	Pusan City Gas Co., Ltd.	37,100	482,964
* #	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	53,427
* #	Pyung Hwa Holdings Co., Ltd.	17,030	16,596
	Pyung Hwa Industrial Co., Ltd.	42,488	54,179
#	S&T Corp.	52,273	210,412
*	S&T Corp.	48	1,807
#	S&T Dynamics Co., Ltd.	138,204	787,531
* #	Saehan Industries, Inc.	162,470	498,826
* #	Saehan Media Corp.	38,923	38,252
#	Sam Kwang Glass Industrial Co., Ltd.	19,870	309,334
	Sam Whan Camus Co., Ltd.	9,400	47,603
	Sam Yung Trading Co., Ltd.	13,840	29,967
#	Sambu Construction Co., Ltd.	23,868	235,522
#	Samho International Co., Ltd.	12,120	25,599
	Samhwa Crown and Closure Co., Ltd.	3,100	28,739
	Samhwa Paints Industrial Co., Ltd.	48,610	109,570
* #	Samick Musical Instruments Co., Ltd.	621,710	223,867
*	Samsung Climate Control Co., Ltd.	11,990	56,142
	Samsung Corp.	569,540	18,249,589
#	Samsung Electro-Mechanics Co., Ltd.	99,520	2,931,056
	Samsung Fine Chemicals Co., Ltd.	89,080	2,461,259
* #	Samsung SDI Co., Ltd.	166,550	9,351,502
	Samwhan Corp.	40,500	276,923
#	Samyang Corp.	35,236	847,357

29

	Samyang Genex Co., Ltd.	9,472	362,134
	Samyang Tongsang Co., Ltd.	8,060	155,865
#	Samyoung Electronics Co., Ltd.	65,330	411,079
	SAVEZONE I&C Corp.	166,200	115,399
#	SC Engineering Co., Ltd.	34,640	69,503
#	Seah Besteel Corp.	100,300	1,525,217
#	SeAH Holdings Corp.	11,305	562,869
	SeAH Steel Corp.	15,165	487,096
#	Sebang Co., Ltd.	80,550	549,549
	Sejong Industrial Co., Ltd.	101,600	319,074
#	Seondo Electric Co., Ltd.	35,800	46,174
#	Seoul Securities Co., Ltd.	683,569	496,002
*	SGWICUS Corp.	20,530	13,894
*	SH Chemical Co., Ltd.	528,345	258,515
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	113,599
	Shin Won Corp.	67,000	52,543
#	Shin Young Securities Co., Ltd.	26,040	551,686
	Shin Young Wacoal, Inc.	273	16,608
* #	Shinhan Engineering & Construction Co., Ltd.	18,180	94,490
	Shinhan Financial Group Co., Ltd.	91,506	2,226,233
#	Shinhan Financial Group Co., Ltd. ADR	205,828	10,237,885
	Shinpoong Pharmaceutical Co., Ltd.	13,200	123,947
	Shinsegae Engineering & Construction Co., Ltd.	8,470	72,591
	Shinsung Engineering & Construction Co., Ltd.	39,449	54,192
#	Shinsung Engineering Co., Ltd. (6149316)	54,234	254,441
* #	Shinsung Engineering Co., Ltd. (B3CCL56)	27,117	66,377
* #	Shinsung FA Co., Ltd.	27,117	77,195
*	Shinsung Tongsang Co., Ltd.	34,250	38,436
	Silla Trading Co., Ltd.	18,890	148,531
#	Sindo Ricoh Co., Ltd.	32,751	1,161,790
#	SJM Co., Ltd.	60,580	210,476
	SK Co., Ltd.	174,491	11,703,570
#	SK Energy Co., Ltd.	230,735	13,274,011
#	SK Gas Co., Ltd.	27,930	996,407
#	SKC Co., Ltd.	125,110	1,217,647
	SL Corp.	33,210	77,689
*	Songwon Industrial Co., Ltd.	45,480	118,414
	Soosan Heavy Industries Co., Ltd.	90,730	48,372
* #	Ssangyong Cement Industry Co., Ltd.	244,156	1,034,625
* #	Ssangyong Motor Co.	494,170	428,074
	Suheung Capsule Co., Ltd.	52,170	206,904
	Sung Bo Chemicals Co., Ltd.	4,130	60,649
*	Sung Chang Enterprise Co., Ltd.	20,760	179,549
* #	Sung Shin Cement Co., Ltd.	60,720	143,394
	Sungjee Construction Co., Ltd.	28,480	79,422
#	Sungwon Corp.	69,880	183,578
	Sunjin Co., Ltd.	7,650	78,978
#	Sunkyong Securities Co., Ltd.	384,280	416,702
#	Tae Kwang Industrial Co., Ltd.	3,447	2,135,414
#	Tae Kyung Industrial Co., Ltd.	92,200	268,482
#	Taegu Department Store	52,221	309,765
#	Taeyoung Engineering & Construction	242,600	683,967

30

#	Tai Han Electric Wire Co., Ltd.	146,747	2,090,971
	Tai Lim Packaging Industries Co., Ltd.	134,200	69,852
*	Taihan Textile Co., Ltd.	836	11,810
* #	Tec & Co.	56,847	76,212
#	Telcoware Co., Ltd.	36,000	142,489
*	The Will-Bes & Co., Ltd.	44,310	68,314
*	Tong Kook Corp.	607	735
	Tong Yang Moolsan Co., Ltd.	12,890	47,058
* #	TRYBRANDS, Inc.	30,152	40,874
	TS Corp.	11,001	506,175
#	Unid Co., Ltd.	32,400	610,375
*	Unimo Technology Co., Ltd.	17,000	8,629
* #	Union Steel Manufacturing Co., Ltd.	29,697	328,172
	Wiscom Co., Ltd.	32,980	87,208
#	Woongjin.Com Co., Ltd.	54,380	315,357
#	Woori Financial Co., Ltd.	53,950	180,708
#	Woori Investment & Securities Co., Ltd.	451,010	4,213,215
	WooSung Feed Co., Ltd.	101,890	87,973
	YESCO Co., Ltd.	16,050	310,975
#	Yoosung Enterprise Co., Ltd.	106,520	165,711
#	Youlchon Chemical Co., Ltd.	82,970	440,585
*	Young Poong Mining & Construction Corp.	18,030	768
	Youngbo Chemical Co., Ltd.	33,000	30,215
	Youngone Corp.	178,660	716,867
#	Youngpoong Corp.	4,559	934,080
#	YuHwa Securities Co., Ltd.	28,680	262,497
* #	Yuyang Telecom Co., Ltd.	11,200	32,007
*	Zinus, Inc.	1,866	5,420

TOTAL — SOUTH KOREA			467,818,322

TAIWAN — (10.2%)
COMMON STOCKS — (10.2%)
*	A.G.V. Products Corp.	2,303,429	365,406
	Abocom Systems, Inc.	340,752	57,157
	Acbel Polytech, Inc.	2,851,960	1,246,540
*	Accton Technology Corp.	2,528,000	429,733
	Acer, Inc.	794,783	1,025,147
	Advanced Semiconductor Engineering, Inc. ADR	155,986	338,490
	Allis Electric Co., Ltd.	749,320	114,696
	Ampoc Far East Co., Ltd.	749,016	156,567
	Amtran Technology Co., Ltd.	2,115,173	605,199
*	Apex Science & Engineering Corp.	496,000	67,661
*	Arima Computer Corp.	6,912,000	647,765
	Asia Cement Corp.	11,165,366	6,615,505
	Asia Chemical Corp.	1,756,000	636,942
	Asia Polymer Corp.	1,576,489	628,175
	Asia Vital Components Co., Ltd.	1,144,655	547,813
	AU Optronics Corp.	3,974,575	2,775,315
#	AU Optronics Corp. Sponsored ADR	1,262,613	8,712,030
	Audix Co., Ltd.	823,164	290,176
	Aurora Corp.	568,676	418,136

31

	Aurora Systems Corp.	281,281	153,269
	Avision, Inc.	1,360,555	351,610
	Bank of Kaohsiung Co., Ltd.	3,673,926	752,414
*	Behavior Tech Computer Corp.	884,716	106,947
	Bes Engineering Corp.	9,541,443	1,597,308
	Biostar Microtech International Corp.	476,595	142,872
	C Sun Manufacturing, Ltd.	219,249	63,824
*	Carnival Industrial Corp.	2,482,000	301,457
	Cathay Chemical Works, Inc.	857,000	187,811
	Cathay Real Estate Development Co., Ltd.	8,230,421	1,796,096
	Central Reinsurance Co., Ltd.	2,457,781	667,754
	Chain Qui Development Co., Ltd.	272,173	119,649
	Champion Building Materials Co., Ltd.	2,086,914	452,597
	Chang Hwa Commercial Bank	40,421,459	15,484,320
*	Chang-Ho Fibre Corp.	192,000	60,828
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	331,108
	Cheng Loong Corp.	7,053,480	1,472,383
	Chenming Mold Industrial Corp.	798,040	220,735
	Chi Mei Optoelectronic Corp.	30,325,932	11,156,411
*	Chia Her Industrial Co., Ltd.	2,263,340	68,148
*	Chia Hsin Cement Corp.	4,145,594	1,292,182
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,799
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	184,023
*	Chien Tai Cement Co., Ltd.	238	6
	Chilisin Electronics Corp.	168,300	42,605
*	China Airlines	17,623,952	4,217,256
	China Chemical & Pharmaceutical Co.	1,877,264	665,393
	China Development Financial Holding Corp.	84,459,032	16,599,892
	China Electric Manufacturing Co., Ltd.	2,529,200	837,710
*	China General Plastics Corp.	2,402,000	361,889
	China Glaze Co., Ltd.	889,084	163,726
	China Man-Made Fiber Co., Ltd.	8,736,813	1,307,396
	China Motor Co., Ltd.	6,106,749	2,076,628
*	China Petrochemical Development Corp.	13,242,580	2,375,382
*	China Rebar Co., Ltd.	439,188	60,187
	China Steel Structure Co., Ltd.	498,219	192,999
	China Synthetic Rubber Corp.	2,189,890	1,900,310
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	263,156
	Chinatrust Financial Holdings Co., Ltd.	41,602,937	11,884,134
	Ching Feng Home Fashions Industries Co., Ltd.	998,900	119,260
	Chin-Poon Industrial Co., Ltd.	2,197,451	789,657
	Chun Yu Works & Co., Ltd.	1,800,000	410,186
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	958,660
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	500,600
	Chung Hwa Pulp Corp.	3,513,419	967,998
*	Chung Shing Textile Co., Ltd.	600	9
	Chungwa Picture Tubes Co., Ltd.	51,320,045	5,199,347
	Clevo Co.	2,567,280	1,878,840
*	CMC Magnetics Corp.	24,065,000	3,305,238
	Collins Co., Ltd.	2,528,319	587,174
	Compal Electronics, Inc.	2,289,623	1,643,351

32

	Compeq Manufacturing Co., Ltd.	7,890,000	1,300,979
*	Compex International Co. Ltd.	46,400	281
	Continental Engineering Corp.	5,696,848	1,251,197
*	Cosmos Bank Taiwan	2,048,199	134,426
	CTCI Corp.	2,795,939	1,769,787
	CX Technology Co., Ltd.	82,728	23,042
	Cyntec Co., Ltd.	27,319	31,002
	Da-Cin Construction Co., Ltd.	1,684,579	564,983
*	Delpha Construction Co., Ltd.	1,684,044	148,935
*	Der Pao Construction Co., Ltd.	1,139,000	28,317
	Diamond Flower Electric Instrument Co., Ltd.	68,595	76,881
	E.Sun Financial Holding Co., Ltd.	15,243,280	3,543,835
	Eastern Media International	9,649,399	1,088,527
	Eclat Textile Co., Ltd.	310,867	86,883
	Edom Technology Co., Ltd.	888,800	193,931
	Elan Microelectronics Corp.	1,495,361	962,236
	Elite Material Co., Ltd.	1,263,079	286,720
	Elite Semiconductor Memory Technology, Inc.	793,109	614,347
	Elitegroup Computer Systems Co., Ltd.	7,795,011	1,564,615
	Enlight Corp.	1,184,549	35,938
*	EnTie Commercial Bank	693,232	210,858
*	Eva Airways Corp.	16,403,783	3,977,966
*	Ever Fortune Industrial Co., Ltd.	409,000	4,092
	Everest Textile Co., Ltd.	3,357,002	390,305
	Evergreen International Storage & Transport Corp.	6,264,000	2,666,908
	Evergreen Marine Corp., Ltd.	11,512,527	5,915,648
	Everlight Chemical Industrial Corp.	1,816,950	653,228
*	Everspring Industry Co., Ltd.	1,293,180	197,420
*	Evertop Wire Cable Corp.	829,890	121,447
	Excel Cell Electronics Co., Ltd.	565,000	160,371
	Far Eastern Department Stores, Ltd.	4,970,936	2,248,119
*	Far Eastern International Bank	11,541,236	1,760,286
	Federal Corp.	3,092,876	996,722
	Feng Hsin Iron & Steel Co., Ltd.	342,990	240,633
*	FIC Global, Inc.	122,255	12,617
	First Copper Technology Co., Ltd.	2,383,750	415,486
	First Financial Holding Co., Ltd.	18,098,108	8,535,353
	First Hotel	544,854	332,569
	First Steamship Co., Ltd.	728,000	605,002
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	5,208,696
	Formosa Taffeta Co., Ltd.	7,495,511	4,417,421
	Formosan Rubber Group, Inc.	4,667,000	1,553,794
*	Formosan Union Chemical Corp.	238,174	74,685
	Fortune Electric Co., Ltd.	794,850	626,554
*	Fu I Industrial Co., Ltd.	290,400	62,280
	Fubon Financial Holding Co., Ltd.	30,440,000	18,462,860
	Fwuson Industry Co., Ltd.	1,518,220	311,056
	G.T.M. Corp.	543,000	145,420
*	Giga Storage Corp.	2,039,898	185,072
	Giga-Byte Technology Co., Ltd.	5,303,287	1,867,152
	Gold Circuit Electronics, Ltd.	1,535,549	445,603
	Goldsun Development & Construction Co., Ltd.	8,392,689	1,594,859

33

	Good Will Instrument Co., Ltd.	383,670	165,224
	Gordon Auto Body Parts Co., Ltd.	1,050,352	234,115
*	Grand Pacific Petrochemical Corp.	3,861,000	543,414
	Grape King, Inc.	516,000	230,012
	Great China Metal Industry Co., Ltd.	1,577,000	561,694
	Great Wall Enterprise Co., Ltd.	1,721,327	1,056,744
	Hanpin Co., Ltd.	1,008,000	436,644
*	Helix Technology, Inc.	29,585	8,477
	Hey Song Corp.	3,250,000	946,714
*	Hitron Technologies, Inc.	514,000	79,572
*	Ho Tung Holding Corp.	3,868,628	896,440
	Hocheng Corp.	2,499,300	544,669
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	229,897
	Hong Ho Precision Textile Co., Ltd.	58,136	12,813
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	505,590
	Hong Yi Fiber Industry Co., Ltd.	573,000	89,670
	Hsin Kuang Steel Co., Ltd.	1,009,465	410,378
	Hsing Ta Cement Co., Ltd.	1,969,980	449,869
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	631,326
	Hua Nan Financial Holding Co., Ltd.	3,161,416	1,665,986
*	Hualon Corp.	257,040	8,417
	Hung Ching Development & Construction Co., Ltd.	1,828,468	320,107
	Hung Poo Construction Corp.	1,392,436	729,793
	Hung Sheng Construction Co., Ltd.	3,463,000	746,950
*	Hwa Fong Rubber Co., Ltd.	298,960	57,157
	Ichia Technologies, Inc.	1,492,260	454,964
*	Inernational Semiconductor Technology, Ltd.	10,000	1,357
	Inventec Corp.	13,588,781	4,258,819
*	Jean Co., Ltd.	190,000	23,358
	Jui Li Enterprise Co., Ltd.	712,760	130,457
	Jung Shing Wire Co., Ltd.	127,936	20,015
	K Laser Technology, Inc.	735,601	276,830
	Kang Na Hsiung Co., Ltd.	1,395,127	509,125
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	311,618
	Kaulin Manufacturing Co., Ltd.	926,656	415,973
	Kee Tai Properties Co., Ltd.	1,159,368	326,582
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	833,668
	King Yuan Electronics Co., Ltd.	10,137,518	2,696,160
	Kingdom Construction Co., Ltd.	3,912,000	719,207
*	King’s Town Bank	5,194,012	986,971
	Kinpo Electronics, Inc.	9,690,375	1,819,062
	Knowledge-Yield-Excellence Systems Corp.	480,459	313,949
	Kung Long Batteries Industrial Co., Ltd.	173,000	88,075
	Kuoyang Construction Co., Ltd.	641,029	175,389
*	Kwong Fong Industries Corp.	3,801,000	530,695
	Lan Fa Textile Co., Ltd.	2,409,703	375,509
*	Lead Data Co., Ltd.	2,539,140	168,405
*	Leadtek Research, Inc.	727,844	103,756
*	Lealea Enterprise Co., Ltd.	4,662,000	546,255
	Lee Chang Yung Chemical Industry Corp.	2,145,780	1,226,010
	Lee Chi Enterprises Co., Ltd.	845,900	217,203
	Lelon Co., Ltd.	919,118	160,705

34

*	Leofoo Development Co., Ltd.	2,276,000	800,347
	Les Enphants Co., Ltd.	167,204	64,353
*	Li Peng Enterprise Co., Ltd.	3,988,712	418,853
	Lian Hwa Foods Corp.	157,000	36,111
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	81,030
	Lien Hwa Industrial Corp.	4,149,411	1,365,086
	Lingsen Precision Industries, Ltd.	2,254,295	525,634
	Lite-On Technology Corp.	5,412,209	3,379,350
	Long Bon Development Co., Ltd.	2,839,285	652,418
*	Long Chen Paper Co., Ltd.	3,677,741	735,644
	Lucky Cement Corp.	2,683,000	489,650
	Macronix International Co., Ltd.	26,111,644	7,285,954
	Mayer Steel Pipe Corp.	788,740	385,680
	Maywufa Co., Ltd.	192,264	72,283
	Mega Financial Holding Co., Ltd.	73,408,000	20,308,340
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	579,352	147,819
	Mercuries & Associates, Ltd.	3,713,829	928,335
*	Mercuries Data Co., Ltd.	1,131,800	146,804
	Merida Industry Co., Ltd.	447,260	622,837
	Microelectronics Technology, Inc.	1,938,000	660,584
	Micro-Star International Co., Ltd.	6,657,448	2,780,335
*	Microtek International, Inc.	819,062	65,893
	Mitac International Corp.	2,281,000	844,224
	Mitac Technology Corp.	1,501,065	595,296
	Mobiletron Electronics Co., Ltd.	90,000	28,226
	Mospec Seminconductor Corp.	404,000	171,356
*	Mustek Systems, Inc.	2,117,514	92,450
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	162,955
	Nankang Rubber Tire Co., Ltd.	278,941	154,721
	Nantex Industry Co., Ltd.	1,459,474	804,891
*	Nanya Technology Co., Ltd.	20,440,706	3,628,957
*	New Asia Construction & Development Co., Ltd.	1,011,542	114,352
	Nien Hsing Textile Co., Ltd.	3,910,000	1,027,445
*	Ocean Plastics Co., Ltd.	1,135,776	341,585
*	Optimax Technology Corp.	3,466,000	226,459
	Opto Tech Corp.	885,609	293,538
*	Orient Semiconductor Electronics, Ltd.	372,276	39,974
	Oriental Union Chemical Corp.	3,567,225	1,505,523
*	Pacific Construction Co., Ltd.	4,079,256	344,326
	Pan Jit International, Inc.	1,084,818	439,422
	Phihong Technology Co., Ltd.	2,226,661	567,127
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	150,566
	Prince Housing & Development Corp.	3,491,737	578,005
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	279,417
*	Promise Technology, Inc.	654,680	293,341
	Qisda Corp.	8,957,952	2,169,945
*	Quintain Steel Co., Ltd.	3,247,000	431,582
	Radium Life Tech Corp.	870,144	314,916
	Ralec Electronic Corp.	286,018	148,625

35

	Realtek Semiconductor Corp.	805,290	1,207,836
*	Rectron, Ltd.	452,836	36,121
	Reward Wool Industry Corp.	965,000	119,129
*	Rexon Industrial Corp., Ltd.	1,026,820	97,256
*	Ritek Corp.	20,663,518	2,593,792
	Ruentex Development Co., Ltd.	2,897,000	1,195,598
	Ruentex Industries, Ltd.	2,485,000	1,174,981
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	742,839
	San Fang Chemical Industry Co., Ltd.	217,644	120,612
	Sanyang Industrial Co., Ltd.	5,526,268	1,115,951
	Sanyo Electric Co., Ltd.	971,000	573,654
	Senao International Co., Ltd.	150,944	145,371
	Shan-Loong Transportation Co., Ltd.	133,286	45,654
	Sheng Yu Steel Co., Ltd.	1,782,000	993,161
	Shihlin Electric & Engineering Corp.	1,743,000	1,267,377
	Shin Kong Financial Holding Co., Ltd.	14,428,507	3,816,148
	Shinkong Co., Ltd.	2,182,412	582,102
	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	1,091,786
	Shuttle, Inc.	1,190,223	284,390
	Sigurd Microelectronics Corp.	487,608	132,770
*	Silicon Integrated Systems Corp.	9,395,485	1,195,784
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	2,848
	Sincere Navigation Corp.	538,692	353,577
	Sinkang Industries Co., Ltd.	806,669	173,943
	Sinkong Spinning Co., Ltd.	1,246,311	501,709
	Sinon Corp.	2,114,700	574,841
	SinoPac Holdings Co., Ltd.	64,439,809	13,661,140
*	Sintek Photronics Corp.	3,861,120	624,313
	Siward Crystal Technology Co., Ltd.	889,405	325,652
	Solomon Technology Corp.	1,153,847	281,220
	South East Soda Manufacturing Co., Ltd.	927,500	533,084
	Southeast Cement Co., Ltd.	3,550,700	861,046
	Space Shuttle Hi-Tech Co., Ltd.	549,269	85,040
	Spirox Corp.	469,992	160,569
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	314,887
	Standard Foods Taiwan, Ltd.	1,850,000	997,679
	Stark Technology, Inc.	775,200	282,328
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	864,921
	Sunplus Technology Co., Ltd.	1,924,620	806,647
	Synnex Technology International Corp.	1,687,339	2,190,221
*	Syscom Computer Engineering Co.	446,000	93,990
	Sysware Systex Corp.	828,801	461,519
*	T JOIN Transportation Co., Ltd.	3,278,000	1,270,317
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	471,447
*	Ta Chong Bank, Ltd.	12,806,906	2,054,841
	Ta Ya Electric Wire & Cable Co., Ltd.	3,965,704	668,438
	Ta Yih Industrial Co., Ltd.	192,000	63,857
	Tah Hsin Industrial Corp.	1,452,000	609,767
*	Tai Roun Products Co., Ltd.	379,000	65,884
	Ta-I Technology Co., Ltd.	1,279,034	627,926
	Taichung Commercial Bank	7,966,754	1,602,648

36

	Tainan Spinning Co., Ltd.	9,101,000	1,744,174
	Taishin Financial Holdings Co., Ltd.	60,271,000	8,996,518
*	Taisun Enterprise Co., Ltd.	1,931,721	308,623
	Taita Chemical Co., Ltd.	1,775,400	303,981
*	Taiwan Business Bank	35,431,549	6,945,535
	Taiwan Cement Corp.	12,306,807	6,319,348
	Taiwan Cooperative Bank	30,765,902	14,784,445
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	917,524
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	68,305
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	37,695
	Taiwan Glass Industrial Corp.	5,867,741	2,846,325
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	991,781
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	204,509
*	Taiwan Kolin Co., Ltd.	5,797,000	123,032
	Taiwan Line Tek Electronic Co., Ltd.	448,259	162,389
	Taiwan Mask Corp.	2,121,000	629,188
	Taiwan Navigation Co., Ltd.	684,898	674,448
*	Taiwan Pulp & Paper Corp.	2,218,000	430,002
	Taiwan Sakura Corp.	1,628,490	344,564
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	283,373
	Taiwan Styrene Monomer Corp.	3,683,856	825,237
*	Taiwan Tea Corp.	2,988,381	922,608
	Taiyen Biotech Co., Ltd.	1,776,000	608,468
*	Tatung Co., Ltd.	23,096,000	4,100,212
*	Teapo Electronic Corp.	2,496,670	208,502
	Teco Electric & Machinery Co., Ltd.	15,351,834	3,696,267
*	Tecom, Ltd.	1,440,753	583,014
	Test-Rite International Co., Ltd.	1,529,391	705,298
	Tex-Ray Industrial Co., Ltd.	724,000	111,707
	The Ambassador Hotel	996,000	722,848
	The First Insurance Co., Ltd.	2,009,064	403,807
	Thye Ming Industrial Co., Ltd.	171,727	78,727
	Ton Yi Industrial Corp.	8,969,810	2,800,226
	Tong Yang Industry Co., Ltd.	460,739	183,968
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	23,451
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	410,456
	TSRC Corp.	1,874,400	1,311,068
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	47,142
	Tung Ho Steel Enterprise Corp.	2,688,555	1,747,633
*	Twinhead International Corp.	1,446,017	98,035
	TYC Brother Industrial Co., Ltd.	1,183,560	412,086
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	397,097
	Tze Shin International Co., Ltd.	934,919	353,518
*	Union Bank of Taiwan	9,266,577	1,262,899
*	Union Insurance Co., Ltd.	189,469	42,407
	Unitech Electronics Co., Ltd.	1,280,174	396,799
	Unitech Printed Circuit Board Corp.	1,993,265	593,466
	United Integration Service Co., Ltd.	986,000	407,474
	United Microelectronics Corp.	106,490,069	29,239,941
	Unity Opto Technology Co., Ltd.	181,125	63,554
*	Universal Cement Corp.	3,644,551	1,851,851
	Universal Microelectronics Co., Ltd.	747,491	173,289

37

	Universal Scientific Industrial Co., Ltd.	6,522,366	1,959,179
	Universal, Inc.	622,000	155,913
	UPC Technology Corp.	4,912,437	1,145,247
	USI Corp.	4,528,000	1,291,524
	U-TECH Media Corp.	1,566,799	207,310
*	Ve Wong Corp.	1,112,000	348,179
*	Visual Photonics Epitacy Co., Ltd.	94,710	45,752
	Walsin Lihwa Corp.	23,007,412	5,335,870
	Walsin Technology Corp., Ltd.	4,027,876	1,159,530
	Wan Hwa Enterprise Co., Ltd.	1,229,400	391,258
	Waterland Financial Holdings	12,821,080	2,056,059
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	243,929
*	Wei Chuan Food Corp.	1,007,000	477,815
	Weltrend Semiconductor, Inc.	978,994	495,646
*	Winbond Electronics Corp.	29,524,000	3,070,691
	Wintek Corp.	7,268,000	1,844,583
	WPG Holdings Co., Ltd.	1,037,151	585,619
*	Wus Printed Circuit Co., Ltd.	3,003,928	307,955
	Yageo Corp.	26,995,840	4,163,373
	Yang Ming Marine Transport Corp.	9,139,615	2,519,713
	Yeung Cyang Industrial Co., Ltd.	641,196	213,120
	* Yi Jinn Industrial Co., Ltd.	1,376,200	159,888
	Yieh Phui Enterprise Co., Ltd.	9,588,523	2,763,990
	Yosun Industrial Corp.	2,032,539	806,512
	Yuanta Financial Holding Co., Ltd.	9,699,422	3,794,474
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,555,018	2,395,399
	Yulon Motor Co., Ltd.	6,427,572	2,572,230
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	49,618
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	443,462
	Yung Tay Engineering Co., Ltd.	2,407,000	912,537
	Zig Sheng Industrial Co., Ltd.	4,011,378	462,375

TOTAL — TAIWAN			481,468,864

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
*	Aapico Hitech PCL, Ltd. (Foreign)	539,800	53,595
*	Adkinson Securities PCL (Foreign)	26,881,000	283,765
	Asia Plus Securities PCL (Foreign)	7,008,500	203,956
	Asian Property Development PCL (Foreign)	1,911,600	161,436
	Ayudhya Insurance PCL (Foreign)	228,500	93,877
*	Bangchak Petroleum PCL (Foreign)	150,000	24,608
	Bangkok Bank PCL (Foreign)	5,807,700	11,515,981
	Bangkok Bank PCL (Foreign) NVDR	4,747,100	9,412,937
	Bangkok Expressway PCL (Foreign)	4,463,500	1,540,894
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	95,361
	Bangkok Insurance PCL (Foreign)	87,880	453,817
*	Bangkok Land PCL (Foreign)	78,669,103	516,231
#	Bank of Ayudhya PCL (Foreign) NVDR	16,370,400	4,717,291
	Banpu PCL (Foreign)	848,300	3,945,019
	Big C Supercenter PCL (Foreign)	1,279,200	1,113,141
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	786,133

38

	Capital Nomura Securities PCL (Foreign)	370,100	179,506
	Capital Nomura Securities PCL (Foreign) NVDR	153,300	74,354
	Central Plaza Hotel PCL (Foreign)	5,422,500	587,889
#	Ch. Karnchang PCL (Foreign)	720,000	47,658
	Charoen Pokphand Foods PCL (Foreign)	40,810,340	3,539,613
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	72,387
#	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	1,433,182
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	707,319
	Erawan Group PCL (Foreign)	4,288,950	244,733
*	G J Steel PCL (Foreign)	124,232,100	389,887
	GMM Grammy PCL (Foreign)	338,100	96,462
	Golden Land Property PCL (Foreign)	232,500	16,318
	Golden Land Property PCL (Foreign) NVDR	570,000	40,006
#	Hana Microelectronics PCL (Foreign)	1,555,000	456,961
	Hermraj Land & Development PCL (Foreign)	71,383,100	1,405,259
	ICC International PCL (Foreign)	2,710,500	3,325,292
#	Italian-Thai Development PCL (Foreign) NVDR	14,073,000	987,720
*	Jasmine International PCL (Foreign)	54,242,600	619,031
	Kang Yong Electric PCL (Foreign)	236,200	195,429
	Kasikornbank PCL (Foreign)	1,505,300	2,147,361
	Kasikornbank PCL (Foreign) NVDR	164,500	234,665
	KGI Securities One PCL (Foreign)	14,256,100	300,985
#	Kiatnakin Finance PCL (Foreign)	3,215,900	1,229,474
#	Krung Thai Bank PCL (Foreign)	49,089,100	5,490,136
	Krungthai Card PCL (Foreign)	1,326,700	321,739
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	926,850
	Lalin Property PCL (Foreign)	4,561,600	104,116
	Land & Houses PCL (Foreign)	559,510	59,702
	Land & Houses PCL (Foreign) NVDR	3,647,800	380,912
*	Loxley PCL (Foreign)	12,271,400	392,125
	MBK Development PCL (Foreign)	888,800	1,210,847
	MK Real Estate Development PCL (Foreign)	5,772,100	214,086
	Modernform Group PCL (Foreign)	46,000	32,679
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	304,618
	Noble Development PCL (Foreign)	2,425,600	99,654
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	379,077
	Polyplex PCL (Foreign)	5,424,000	597,336
	Pranda Jewelry PCL (Foreign)	610,000	104,422
	Precious Shipping PCL	320,400	70,387
	Property Perfect PCL (Foreign)	3,707,900	262,356
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	1,423,720
	PTT Chemical PCL (Foreign)	3,076,810	3,028,529
	Quality Houses PCL (Foreign)	42,020,500	1,078,986
#	Regional Container Lines PCL (Foreign)	5,884,700	864,656
	Rojana Industrial Park PCL (Foreign)	92,600	15,720
	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,768,491
	Saha Pathanapibul PCL (Foreign)	1,594,833	732,577
	Saha-Union PCL (Foreign)	2,976,400	1,078,467
	Sahaviriya Steel Industries PCL (Foreign)	77,500,700	729,678
	Sansiri PCL (Foreign)	9,982,900	469,951
	SC Asset Corp. PCL (Foreign)	1,345,200	185,757

39

	Seamico Securities PCL (Foreign)	5,788,600	206,441
	Serm Suk PCL (Foreign) NVDR	39,000	11,127
*	Shinawatra Satellite PCL (Foreign)	10,340,400	713,945
*	Siam City Bank PCL (Foreign)	2,563,700	490,065
#	Siam Commercial Bank PCL (Foreign)	4,640,600	7,083,369
	Siam Industrial Credit PCL (Foreign)	1,840,950	71,957
#	Siam Makro PCL (Foreign)	331,200	566,961
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	451,612
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	336,262
	Supalai PCL (Foreign)	10,329,366	539,308
	SVOA PCL (Foreign)	4,744,000	62,261
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	328,080
#	Thai Oil PCL (Foreign)	2,300,000	1,351,783
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	1,143,525
	Thai Rayon PCL (Foreign)	165,000	144,757
*	Thai Rung Union Car PCL (Foreign)	5,386,250	268,928
#	Thai Union Frozen Products PCL (Foreign)	1,173,600	552,479
	Thai Wacoal PCL (Foreign)	93,300	81,188
#	Thanachart Capital PCL (Foreign)	8,144,400	1,649,793
	The Siam Cement PCL (Foreign) NVDR	377,100	1,097,409
#	Thoresen Thai Agencies PCL (Foreign)	2,328,000	797,033
	Ticon Industrial Connection PCL (Foreign)	105,200	23,711
	Tipco Asphalt PCL (Foreign)	403,856	109,462
#	Tisco Finance PCL (Foreign)	1,041,700	263,026
* #	TMB Bank PCL (Foreign)	103,415,816	1,652,293
* #	TPI Polene PCL (Foreign)	13,210,324	859,331
*	Tuntex (Thailand) PCL (Foreign)	128,550	108,892
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	162,463
	Univentures PCL (Foreign)	3,481,400	176,801
	Vanachai Group PCL (Foreign)	9,076,500	409,155
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	86,565
	Vinythai PCL (Foreign)	5,213,817	544,439
TOTAL COMMON STOCKS			97,921,528

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	21,527
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	3,413
TOTAL RIGHTS/WARRANTS			24,940

TOTAL — THAILAND			97,946,468

TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
	Adana Cimento Sanayi Ticaret A.S.	425,899	99,767
	Akbank T.A.S.	3,960,239	13,602,209
*	Akenerji Elektrik Uretim A.S.	201,755	1,063,366
*	Aksa Akrilik Kimya Sanayii A.S.	847,158	875,320
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	116,507
	Alarko Holding A.S.	1,995,616	2,161,332
	Alkim Alkali Kimya A.S.	55,205	137,558
*	Alternatifbank A.S.	1	—

40

*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	369,871
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,418,180	1,278,789
*	Anadolu Cam Sanayii A.S.	1,486,816	1,084,618
	Anadolu Hayat Sigorta A.S.	299,133	264,922
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	158,563
*	Asya Katilim Bankasi A.S.	144,411	126,695
*	Ayen Enerji A.S.	415,323	329,004
*	Aygaz A.S.	1,434,532	1,857,436
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	263,349
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	276,843
	Bati Anabolu Cimento A.S.	255,022	900,089
*	Beko Elektronik A.S.	283,333	73,882
	BIM BirlesikMagazalar A.S.	9,033	182,422
	Bolu Cimento Sanayii A.S.	802,283	581,863
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	430,732
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	536,784
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,948	222,495
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	174,859
	Bursa Cimento Fabrikasi A.S.	8,256	24,222
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	577,892	276,518
	Cimsa Cimento Sanayi ve Ticaret A.S.	495,774	926,877
	Coca-Cola Icecek A.S.	10,186	48,829
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,250	292,931
*	Dogan Gazetecilik A.S.	194,389	176,884
*	Dogan Sirketler Grubu Holding A.S.	6,011,698	4,740,020
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	670,692	525,760
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	453,610	364,404
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	11,399
	Enka Insaat ve Sanayi A.S.	43,367	162,494
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,681,633	17,513,991
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	312,958	194,246
*	Global Yatirim Holding A.S.	1,275,893	237,472
*	Goldas Kuyumculuk Sanayi A.S.	804,019	408,250
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	299,152
*	Goodyear Lastikleri T.A.S.	77,420	383,065
*	GSD Holding A.S.	2,225,362	616,050
	Gubre Fabrikalari Ticaret A.S.	11,759	177,965
	Gunes Sigorta A.S.	439,694	360,299
	Hektas Ticaret T.A.S.	380,059	153,811
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	40,928
*	Ihlas Holding A.S.	2,158,431	413,144
	Izmir Demir Celik Sanayii A.S.	1,199,762	1,214,240
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	655,079
	Karton Sanayi ve Ticaret A.S.	9,078	303,941
*	Klimasan Klima Sanayi ve Ticaret A.S.	50,744	159,190
*	Koc Holding A.S. Series B	975,094	1,819,287
	Konya Cimento Sanayii A.S.	6,740	149,516
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	915,611	760,995
	Mardin Cimento Sanayii ve Ticaret A.S.	249,809	569,213

41

*	Marmari Marti Otel Isletmeleri A.S.	869,614	237,179
	Marshall Boya ve Vernik Sanayii A.S.	27,295	122,747
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	190,354
*	Multu Aku ve Malzemeleri Sanayi A.S.	333,699	267,493
*	Net Holding A.S.	1,239,663	308,017
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	337,298
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	277,960
	Otobus Karoseri Sanayi A.S.	51,460	246,745
*	Parsan Makina Parcalari Sanayii A.S.	350,178	240,395
	Pinar Entegre Et ve Un Sanayi A.S.	335,479	355,668
	Pinar Sut Mamulleri Sanayii A.S.	48,129	77,801
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,999
*	Sabah Yayincilik A.S.	31,938	78,627
*	Sanko Pazarlama Ithalat Ihracat A.S.	172,554	220,121
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	737,241
*	Sekerbank T.A.S.	30,000	24,056
*	Tat Konserve Sanayii A.S.	602,024	477,142
*	Tekstil Bankasi A.S.	931,412	330,450
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,010,387
	Tofas Turk Otomobil Fabrikasi A.S.	767,038	896,223
*	Trakya Cam Sanayii A.S.	3,539,086	2,317,482
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	1,974,167
*	Turk Sise ve Cam Fabrikalari A.S.	4,224,457	3,434,939
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	1,798,782
*	Turkiye Garanti Bankasi A.S.	8,481,249	14,244,965
	Turkiye Is Bankasi A.S.	3,075,021	8,742,327
	Turkiye Vakiflar Bankasi T.A.O.	1,365,700	1,333,794
	Ulker Biskuvi Sanayi A.S.	741,800	998,847
*	USAS Ucak Servisi A.S.	134,650	75,643
*	Uzel Makina Sanayii A.S.	275,042	138,987
*	Vestel Elektronik Sanayi ve Ticaret A.S.	779,003	449,134
	Yapi Kredi Finansal Kiralama A.S.	45,196	38,041
*	Yapi ve Kredi Bankasi A.S.	4,431,636	5,619,807
*	Zorlu Enerji Elektrik Uretim A.S.	560,562	830,497
TOTAL COMMON STOCKS			109,585,763

RIGHTS/WARRANTS — (0.0%)
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S. Rights 10/31/08	1	—

TOTAL — TURKEY			109,585,763

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (4.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $227,985,000 FHLMC 6.50%, 08/01/37 & FNMA, rates ranging from 3.518%(r) to 5.00%, maturities ranging from 06/01/23 to 03/25/37, valued at $188,934,966) to be repurchased at $186,146,580	$186,132	186,132,000

42

Shares

SECURITIES LENDING COLLATERAL — (12.5%)
§ @	DFA Short Term Investment Fund LP	589,859,865	589,859,865

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $703,334 GNMA 7.00%, 09/15/36, valued at $295,474) to be repurchased at $289,686	$290	289,680
TOTAL SECURITIES LENDING COLLATERAL		590,149,545

TOTAL INVESTMENTS - (100.0%) (Cost $6,132,930,305)		$4,705,213,489

See accompanying Notes to Financial Statements.

43

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

BRAZIL — (10.6%)
COMMON STOCKS — (4.0%)
	Acos Villares SA Avil	34,000	$8,004
	AES Tiete SA (2440693)	15,500	79,772
	AES Tiete SA (2441038)	15,500	95,940
*	All America Latina Logistica SA	23,800	109,635
	American Banknote SA	1,200	5,971
*	Anhanguera Educacional Participacoes SA	5,500	40,618
	Banco Bradesco SA	40,500	392,569
	Banco do Brasil SA	17,400	114,849
*	BR Malls Participacoes SA	4,600	16,986
*	Centrais Eletricas Brasileiras SA (2308445)	8,000	86,407
*	Centrais Eletricas Brasileiras SA (2311120)	7,400	88,704
*	Cia de Gas de Sao Paulo	2,000	30,002
	Cia de Saneamento de Minas Gerais-Copasa	7,100	44,897
*	Cia Energetica de Minas Gerais	3,100	32,910
	Cia Energetica de Sao Paulo	13,000	58,204
	Companhia de Concessoes Radoviarias	4,300	42,474
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	5,410	124,430
	Companhia Siderurgica Nacional SA Sponsored ADR	78,600	1,068,960
	Companhia Vale do Rio Doce ADR	176,600	2,316,992
	CPFL Energia SA	7,400	108,959
	Cremer SA	3,000	12,462
*	Cyrela Brazil Realty SA	17,300	82,408
	Empresa Brasileira de Aeronautica SA	90,900	472,017
	Empresa Brasileira de Aeronautica SA ADR	3,000	62,760
	Eternit SA	9,450	18,058
	Fertilizantes Fosfatados SA	5,600	29,958
	Gerdau SA	16,400	86,674
*	Global Village Telecom Holding SA	6,000	65,220
*	IdeiasNet SA	18,600	21,463
*	JBS SA	68,500	124,890
*	Light SA	7,500	77,510
*	M Dias Branco SA	2,500	18,694
*	Mmx Mineracao e Metalicos SA	14,000	26,753
	Natura Cosmeticos SA	7,600	63,845
	Perdigao SA	40,800	593,215
	Petroleo Brasileiro SA ADR (71654V101)	25,515	563,116
	Petroleo Brasileiro SA ADR (7165V408)	32,742	880,432
*	Plascar Participacoes Industriais SA	43,300	42,171
*	Porto Seguro SA	19,100	94,685
*	Sao Martinho SA	3,800	23,310
*	Tam SA	6,800	72,159

1

	Tele Norte Leste Participacoes SA	4,500	70,621
*	Telecomunicacoes de Sao Paulo SA	7,000	119,548
*	Tim Participacoes SA	5,200	13,465
*	Totvs SA	500	8,585
	Tractebel Energia SA	36,200	285,724
*	Universo Online SA	15,800	45,872
	Usinas Siderurgicas de Minas Gerais SA	2,400	27,473
	Vivo Participacoes SA ADR	35,925	393,020
	Weg SA	17,500	99,354
TOTAL COMMON STOCKS			9,362,745

PREFERRED STOCKS — (6.6%)
#	Aracruz Celulose SA Sponsored ADR	15,600	207,480
	Banco Bradesco SA Sponsored ADR	138,000	1,614,600
	Banco Itau Holding Financeira SA ADR	198,625	2,196,793
#	Braskem SA Preferred A Sponsored ADR	15,339	132,376
	Centrais Electricas de Santa Catarina SA	9,050	140,564
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	7,313	218,878
	Companhia de Transmissao de Energia Eletrica Paulista	5,100	96,515
	Companhia Energetica de Minas Gerais SA Sponsored ADR	19,400	295,074
	Companhia Energetica do Ceara Coelce Series A	5,600	41,383
	Companhia Paranaense de Energia-Copel Sponsored ADR	10,963	121,909
	Companhia Vale do Rio Doce Sponsored ADR	223,600	2,618,356
	Confab Industrial SA	27,700	49,992
	Duratex SA	28,500	238,103
	Gerdau SA Sponsored ADR	160,400	1,028,164
	Klabin SA	163,000	281,385
	Marcopolo SA	38,000	66,125
	Metalurgica Gerdau SA	75,200	670,951
*	Net Servicos de Comunicacao SA	28,391	180,450
	Net Servicos de Comunicacao SA Preferred ADR	5,210	34,073
	Randon e Participacoes SA	6,300	21,809
#	Sadia SA ADR	65,333	395,918
	Saraiva Livreiros Editores	3,300	29,321
	Suzano Papel e Celullose SA	83,600	495,850
	Tele Norte Leste Participacoes SA ADR	10,971	148,986
#	Telecomunicacoes de Sao Paulo SA ADR	24,200	550,550
	Telemar Norte Leste SA	4,000	97,484
	Tim Participacoes SA ADR	2,680	38,753
	Ultrapar Participacoes SA	22,136	408,696
	Uniao de Industrias Petroquimicas SA Series B	125,400	43,411
	Unibanco-Uniao de Bancos Brasileiros SA ADR	20,740	1,308,279
	Usinas Siderurgicas de Minas Gerais SA Series A	114,375	1,478,191
	Votorantim Celulose e Papel SA Sponsored ADR	42,800	431,852
TOTAL PREFERRED STOCKS			15,682,271

TOTAL — BRAZIL			25,045,016

CHILE — (2.7%)
COMMON STOCKS — (2.7%)
	Banco de Chile Series F ADR	4,906	155,030

2

	Banco de Credito e Inversiones SA Series A	8,868	148,737
	Banco Santander Chile SA ADR	7,000	250,600
	CAP SA	22,265	267,359
*	Colbun SA	2,969,308	450,565
	Compania General de Electricidad SA	22,917	98,399
	Compania SudAmericana de Vapores SA	218,013	167,390
	Compania Telecomunicaciones de Chile SA Sponsored ADR	62,700	425,733
	Corpbanca SA	38,136,342	142,141
	Distribucion y Servicio D&S SA ADR	17,200	306,332
	Embotelladora Andina SA Series B	21,938	43,081
	Embotelladora Andina SA Series B ADR	5,000	59,250
	Empresa Nacional de Electricidad SA Sponsored ADR	24,755	920,886
	Empresa Nacional de Telecomunicaciones SA	32,414	337,589
	Empresas CMPC SA	18,810	347,932
	Empresas Copec SA	89,745	742,485
	Enersis SA Sponsored ADR	58,256	838,886
	Madeco SA	1,535,966	86,032
	Madeco SA Sponsored ADR	10,700	58,315
	S.A.C.I. Falabella SA	54,493	143,619
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	503,800

TOTAL — CHILE			6,494,161

CHINA — (9.3%)
COMMON STOCKS — (9.3%)
#	Air China, Ltd.	492,000	137,430
	Aluminum Corp. of China, Ltd. ADR	39,595	371,401
	AMVIG Holdings, Ltd.	76,000	44,683
* #	Anhui Conch Cement Co., Ltd.	40,000	127,394
	Anhui Expressway Co., Ltd.	54,000	20,431
#	Bank of China, Ltd.	3,374,000	985,170
#	Bank of Communications Co., Ltd.	732,000	431,386
#	Beijing Capital International Airport Co., Ltd.	374,000	210,895
#	Byd Co., Ltd.	159,000	270,241
#	Chaoda Modern Agriculture	538,300	379,247
#	China Construction Bank Corp.	4,274,000	2,120,242
* #	China Eastern Airlines Corp., Ltd.	256,000	32,470
#	China Everbright, Ltd.	212,000	199,055
#	China Foods, Ltd.	250,000	65,799
	China Green (Holdings), Ltd.	93,000	72,204
	China Insurance International Holdings Co., Ltd.	96,000	223,808
	China Life Insurance Co., Ltd.	22,000	58,793
#	China Life Insurance Co., Ltd. ADR	36,543	1,447,834
	China Mengniu Dairy Co., Ltd.	79,000	75,952
	China Merchants Holdings (International) Co., Ltd.	227,509	542,017
*	China Mining Resources Group, Ltd.	1,034,000	33,124
	China Mobile, Ltd. Sponsored ADR	65,301	2,866,061
	China Power International Development, Ltd.	358,000	65,905
	China Rare Earth Holdings, Ltd.	260,000	24,361
	China Resources Power Holdings Co., Ltd.	238,000	465,137
	China Shenhua Energy Co., Ltd.	233,500	443,318
* #	China Southern Airlines Co., Ltd.	230,000	35,816

3

*	China Southern Airlines Co., Ltd. ADR	9,000	70,920
	China Telecom Corp., Ltd.	430,000	153,038
	China Telecom Corp., Ltd. ADR	11,545	406,961
	China Unicom Hong Kong, Ltd.	200,000	285,541
	China Unicom Hong Kong, Ltd. ADR	114,955	1,656,502
#	China Yurun Food Group, Ltd.	123,000	146,194
	Citic Pacific, Ltd.	105,000	85,393
	CNOOC, Ltd.	427,000	350,601
	CNOOC, Ltd. ADR	11,400	931,266
	Comba Telecom Systems Holdings, Ltd.	198,000	18,478
#	Dalian Port (PDA) Co., Ltd.	182,000	41,410
#	Datang International Power Generation Co., Ltd.	224,000	84,363
	Denway Motors, Ltd.	1,396,000	348,142
#	Dongfang Electric Co., Ltd.	24,800	48,279
#	Geely Automobile Holdings, Ltd.	800,000	30,723
	Global Bio-Chem Technology Group Co., Ltd.	392,000	54,633
#	Golden Eagle Retail Group, Ltd.	136,000	73,771
	GOME Electrical Appliances Holdings, Ltd.	1,583,000	316,196
	Guangdong Investment, Ltd.	518,000	158,549
	Guangshen Railway Co., Ltd. Sponsored ADR	7,262	139,067
	GZI Transport, Ltd.	128,000	33,200
#	Hengan International Group Co., Ltd.	69,000	192,446
	Huadian Power International Corp.	310,000	57,226
#	Huaneng Power International, Inc.	130,000	63,243
	Huaneng Power International, Inc. ADR	9,458	185,471
#	Industrial and Commercial Bank of China (Asia), Ltd.	4,186,000	1,969,599
	Jiangsu Express Co., Ltd.	196,000	137,093
	Lenovo Group, Ltd.	520,000	152,309
#	Li Ning Co., Ltd.	93,500	115,711
	Lianhua Supermarket Holdings Co., Ltd.	24,000	28,192
#	Lonking Holdings, Ltd.	109,000	43,918
#	Mingyuan Medicare Development Co., Ltd.	380,000	28,011
#	Neo-China Land Group (Holdings), Ltd.	62,000	40,720
	Nine Dragons Paper Holdings, Ltd.	375,000	64,670
#	Ping An Insurance (Group) Co. of China, Ltd.	162,500	694,968
	Qingling Motors Co., Ltd.	320,000	27,219
*	Semiconductor Manufacturing International Corp. ADR	1,700	1,666
#	Shandong Molong Petroleum Machinery Co., Ltd.	232,000	14,510
*	Shanghai Electric Group Co., Ltd.	590,000	178,530
#	Shanghai Prime Machinery Co., Ltd.	302,000	25,626
#	Shenzhen Expressway Co., Ltd.	186,000	63,316
	Shenzhou International Group	93,000	13,081
	Sichuan Expressway Co., Ltd.	178,000	27,747
#	Sinofert Holdings, Ltd.	228,000	127,238
	Sinolink Worldwide Holdings, Ltd.	532,000	30,546
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	101,961
	Sinotrans, Ltd.	400,000	89,818
	Skyworth Digital Holdings, Ltd.	400,000	18,961
* #	TCL Multimedia Technology Holdings, Ltd.	1,000,000	11,547
	Tianjin Development Holdings, Ltd.	16,000	4,473
* #	Towngas China Co., Ltd.	171,000	33,842
	Travelsky Technology, Ltd.	183,000	44,032

4

	Weichai Power Co., Ltd.	27,000	64,436
	Xinao Gas Holdings, Ltd.	128,000	111,558
	Xiwang Sugar Holdings Co., Ltd.	112,000	13,583
	Zhejiang Expressway Co., Ltd.	236,000	113,063
#	ZTE Corp.	31,920	72,178
TOTAL COMMON STOCKS			22,145,909

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Rights 02/27/09	4,857	6

TOTAL — CHINA			22,145,915

CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
	CEZ A.S.	31,512	1,378,214
	Komercni Banka A.S.	2,207	336,047
	Telefonica 02 Czech Republic A.S.	42,731	913,133
	Unipetrol A.S.	27,775	208,148

TOTAL — CZECH REPUBLIC			2,835,542

HUNGARY — (0.9%)
COMMON STOCKS — (0.9%)
	EMASZ RT	322	26,138
* #	Fotex NYRT	20,564	36,718
	Magyar Telekom Telecommunications P.L.C.	101,699	321,775
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	38,160
#	MOL Hungarian Oil & Gas NYRT	13,110	709,276
* #	OTP Bank NYRT	58,033	961,145
* #	Pannonplast NYRT	13,775	50,454
*	RABA Automotive Holding NYRT	7,432	25,963
* #	Synergon Information Systems	3,753	11,257

TOTAL — HUNGARY			2,180,886

INDIA — (7.4%)
COMMON STOCKS — (7.4%)
	Aban Offshore, Ltd.	1,530	25,423
	Adani Enterprises, Ltd.	10,923	85,038
	Aditya Birla Nuvo, Ltd.	17,301	196,792
	Adlabs Films, Ltd.	4,064	13,815
	Ajmera Realty & Infra India	5,329	4,355
	Alfa Laval (India), Ltd.	946	16,587
*	Allahabad Bank, Ltd.	41,954	41,896
	Alstom Projects India, Ltd.	4,263	20,693
	Ambuja Cements, Ltd.	133,567	168,176
*	Andhra Bank	46,000	40,205
	Apollo Tyres, Ltd.	102,440	48,384
	Asea Brown Boveri India, Ltd.	9,765	108,448
	Asian Hotels, Ltd.	4,300	24,303
	Asian Paints (India), Ltd.	7,500	147,058

5

	Axis Bank, Ltd.	33,325	385,769
	Bajaj Auto, Ltd. (6124142)	7,812	54,058
	Bajaj Auto, Ltd. (B2QKXW0)	7,812	87,967
	Ballarpur Industries, Ltd.	101,088	41,033
*	Balrampur Chini Mills, Ltd.	3,252	2,883
	Bank of Maharashtra, Ltd.	77,935	41,673
	Bannari Amman Sugars, Ltd.	1,400	15,654
	Bata India, Ltd.	15,997	34,357
	BEML, Ltd.	6,037	54,200
	Berger Paints India, Ltd.	49,000	30,626
	Bharat Forge, Ltd.	35,107	73,962
*	Bharti Airtel, Ltd.	50,537	677,454
	Bhushan Steel & Strips, Ltd.	6,126	84,366
	Blue Star, Ltd.	10,894	42,675
	Bongaigaon Refinery & Petrochemicals, Ltd.	58,753	43,691
	Britannia Industries, Ltd.	4,943	117,683
*	Cairn India, Ltd.	9,700	26,242
*	Cambridge Solutions, Ltd.	17,830	24,630
	Carborundum Universal, Ltd.	21,879	42,746
	Century Textiles & Industries, Ltd.	6,103	21,115
	CESC, Ltd.	10,657	44,484
	Chambal Fertilizers & Chemicals, Ltd.	90,740	85,182
	Chennai Petroleum Corp., Ltd.	15,825	39,457
	Chettinad Cement Corp., Ltd.	800	6,644
	CMC, Ltd.	1,340	9,342
	Colgate-Palmolive (India), Ltd.	8,968	69,603
	Coromandel Fertilisers, Ltd.	43,187	103,865
*	Corporation Bank	10,377	41,945
	Cranes Software International, Ltd.	21,490	40,338
	Crisil, Ltd.	636	32,851
	Crompton Greaves, Ltd.	49,217	155,356
	Cummins India, Ltd.	16,419	69,481
	Dabur India, Ltd.	42,601	70,645
	DLF, Ltd.	28,463	128,518
	E.I.D. - Parry (India), Ltd.	18,565	62,814
	EIH, Ltd.	65,321	114,565
	Electrosteel Casings, Ltd.	78,500	27,678
	Exide Industries, Ltd.	92,784	94,622
	FAG Bearings (India), Ltd.	5,070	34,786
	Federal Bank, Ltd.	53,973	143,692
	Financial Technologies (India), Ltd.	4,736	50,552
	Gail India, Ltd.	43,420	191,401
	Geodesic, Ltd.	29,058	57,999
	Gillette India, Ltd.	800	11,938
	Gitanjali Gems, Ltd.	19,770	29,422
	GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	114,518
	Godrej Consumer Products, Ltd.	21,028	42,703
	Godrej Industries, Ltd.	33,592	48,931
	Great Eastern Shipping Co., Ltd.	25,938	116,300
	Great Offshore, Ltd.	4,506	31,164
	GTL, Ltd.	21,580	85,177
	Gujarat Alkalies & Chemicals, Ltd.	17,941	25,539

6

	Gujarat Ambuja Exports, Ltd.	37,000	19,810
	Gujarat Gas Co., Ltd.	8,580	37,543
	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	40,764
	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	29,953
	H.E.G., Ltd.	13,472	37,954
	HCL Infosystems, Ltd.	19,952	36,264
	HCL Technologies, Ltd.	48,064	171,844
	HDFC Bank, Ltd.	1,200	25,531
#	HDFC Bank, Ltd. ADR	10,100	662,560
	Hero Honda Motors, Ltd. Series B	16,024	246,397
	Hikal, Ltd.	3,700	25,474
	Hindustan Construction Co., Ltd.	36,523	31,376
	Hindustan Oil Exploration Co., Ltd.	9,570	13,902
	Hindustan Unilever, Ltd.	86,635	393,808
	Honeywell Automation India, Ltd.	950	17,363
	Hotel Leelaventure, Ltd.	76,029	45,409
	ICI India, Ltd.	5,027	39,994
	ICICI Bank, Ltd. Sponsored ADR	87,637	1,497,716
	IDBI Bank, Ltd.	79,758	96,274
*	Idea Cellular, Ltd.	18,196	16,066
	India Cements, Ltd.	39,905	71,776
	Indiabulls Financial Services, Ltd.	19,709	45,084
	Indiabulls Real Estate, Ltd.	56,565	140,826
	Indiabulls Securities, Ltd.	19,709	10,018
	Indian Hotels Co., Ltd.	131,997	125,321
	IndusInd Bank, Ltd.	75,477	63,452
	Infosys Technologies, Ltd.	56,344	1,629,300
	Infotech Enterprises, Ltd.	14,697	45,407
	IVRCL Infrastructures & Projects, Ltd.	19,106	33,675
	Jain Irrigation Systems, Ltd.	15,110	94,136
	Jaiprakash Associates, Ltd.	73,180	110,176
	Jammu & Kashmir Bank, Ltd.	11,393	88,694
*	JBF Industries, Ltd.	18,484	18,380
*	Jet Airways (India), Ltd.	5,856	18,992
	Jindal Saw, Ltd.	6,867	52,729
	Jindal Steel & Power, Ltd.	9,465	155,873
	JSW Steel, Ltd.	17,374	109,814
	Jubilant Organosys, Ltd.	29,807	100,971
	Karnataka Bank, Ltd.	25,885	43,805
	Karur Vysya Bank, Ltd.	9,749	46,904
	Kirloskar Oil Engines, Ltd.	63,106	70,994
	LIC Housing Finance, Ltd.	20,990	84,928
	Madras Cements, Ltd.	31,000	41,638
	Mahanagar Telephone Nigam, Ltd.	38,550	51,851
	Maharashtra Seamless, Ltd.	10,924	40,728
	Mastek, Ltd.	3,774	16,860
	Monnet Ispat, Ltd.	9,869	30,994
	Monsanto India, Ltd.	700	16,643
	Moser Baer (India), Ltd.	65,998	104,853
	Motherson Sumi Systems, Ltd.	14,700	18,511
	Motor Industries Co., Ltd.	2,852	189,148
	MRF, Ltd.	896	37,687

7

*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	33,073
	Navneet Publications (India), Ltd.	35,467	31,808
	NIIT, Ltd.	83,932	56,178
	Nirma, Ltd.	5,100	9,566
	Opto Circuits India, Ltd.	12,421	38,851
	Patni Computer Systems, Ltd.	37,726	109,853
	Petronet LNG, Ltd.	91,954	72,073
	Pidilite Industries, Ltd.	27,000	51,170
	Polaris Software Lab, Ltd.	28,867	26,705
	Praj Industries, Ltd.	16,862	23,289
	Prism Cements, Ltd.	86,482	29,735
	PTC India, Ltd.	37,000	40,026
	Punjab Tractors, Ltd.	3,838	9,140
	REI Agro, Ltd.	11,457	220,915
	Reliance Capital, Ltd.	18,111	244,916
	Reliance Energy, Ltd.	24,265	229,717
	Reliance Industrial Infrastructure, Ltd.	4,222	29,152
*	Reliance Natural Resources, Ltd.	87,000	78,179
*	Reliance Petroleum, Ltd.	59,344	105,385
	Rolta India, Ltd.	21,860	82,481
	Ruchi Soya Industries, Ltd.	55,585	38,668
	Satyam Computer Services, Ltd.	107,813	680,097
	Sesa Goa, Ltd.	83,350	138,119
	Shree Cement, Ltd.	3,483	27,968
	Shriram Transport Finance Co., Ltd.	29,558	130,989
*	Sicagen India, Ltd.	3,400	343
	Siemens India, Ltd.	7,994	43,004
	South India Bank, Ltd.	30,142	40,160
	SREI Infrastructure Finance, Ltd.	21,226	21,160
	SRF, Ltd.	13,802	21,994
	Sterling Biotech, Ltd.	30,729	113,103
	Sterlite Industries (India), Ltd. ADR	1,500	9,285
	Sterlite Industries (India), Ltd. Series A	24,973	147,768
	Suzlon Energy, Ltd.	11,000	9,955
	Syndicate Bank	74,170	76,664
	Tata Chemicals, Ltd.	27,796	90,004
#	Tata Communications, Ltd. ADR	10,600	254,188
	Tata Consultancy Services, Ltd.	19,795	220,791
	Tata Elxsi, Ltd.	8,349	17,355
	Tata Investment Corp., Ltd.	8,434	47,376
	Tata Power Co., Ltd.	12,333	175,556
	Tata Steel, Ltd.	5,094	22,241
	Tata Tea, Ltd.	11,711	122,201
*	Tata Teleservices Maharashtra, Ltd.	374,732	104,925
*	Teledata Marine Solutions, Ltd.	27,764	19,230
*	Teledata Technology Solution	27,764	19,230
	Texmaco, Ltd.	800	11,442
	Thermax, Ltd.	8,395	55,648
	Thomas Cook (India), Ltd.	34,092	32,583
	Titan Industries, Ltd.	4,295	89,828
	Torrent Power, Ltd.	18,790	24,712
	Trent, Ltd.	2,640	16,330

8

	Tube Investments of India, Ltd.	25,855	12,984
*	UCO Bank	20,406	12,277
	Unitech, Ltd.	66,762	67,506
	United Phosphorus, Ltd.	64,338	140,432
	Usha Martin, Ltd.	58,390	42,562
	Varun Shipping Co.	45,506	41,729
	Voltas, Ltd.	38,760	58,671
	Welspun-Gujarat Stahl Rohren, Ltd.	26,959	64,418
	Wipro, Ltd.	36,958	206,804
*	Wire & Wireless India, Ltd.	34,769	6,677
	Zee Entertainment Enterprises, Ltd.	56,419	178,334
	Zee News, Ltd.	31,438	24,862
TOTAL COMMON STOCKS			17,424,024

RIGHTS/WARRANTS — (0.0%)
*	Dish TV (India), Ltd. Rights 2008	48,380	—

TOTAL — INDIA			17,424,024

INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
	PT Apexindo Pratama Tbk	202,000	43,885
	PT Astra Agro Lestari Tbk	102,000	56,615
	PT Astra International Tbk	770,000	640,949
*	PT Bakrie & Brothers Tbk	4,601,000	61,206
*	PT Bakrieland Development Tbk	7,173,250	49,537
	PT Bank Central Asia Tbk	3,056,000	740,634
	PT Bank CIMB Niaga Tbk	4,829,000	202,705
	PT Bank Danamon Indonesia Tbk	669,000	158,539
*	PT Bank Pan Indonesia Tbk	4,496,000	213,293
	PT Berlian Laju Tanker Tbk	1,970,500	113,356
	PT Bhakti Investama Tbk	50	1
	PT Bumi Resources Tbk	3,146,500	627,857
*	PT Charoen Pokphand Indonesia Tbk	939,000	32,559
*	PT Citra Marga Nusaphala Persada Tbk	535,000	56,746
*	PT Delta Dunia Petronda Tbk	740,000	35,822
*	PT Energi Mega Persada Tbk	1,380,000	44,312
	PT Global Mediacom Tbk	2,844,000	76,064
*	PT Holcim Indonesia Tbk	1,831,000	75,430
	PT Indocement Tunggal Prakarsa Tbk	507,500	166,402
	PT Indofood Sukses Makmur Tbk	2,420,000	238,004
#	PT Indosat Tbk ADR	12,300	298,767
	PT International Nickel Indonesia Tbk	620,000	98,572
*	PT Kawasan Industry Jababeka Tbk	4,167,000	20,500
	PT Lippo Karawaci Tbk	5,448,750	301,161
	PT Matahari Putra Prima Tbk	1,400,000	75,576
	PT Mayorah Indah Tbk	180,000	20,042
*	PT Medco Energi International Tbk	888,000	174,028
	PT Mitra Adiperkasa Tbk	519,000	23,184
*	PT Panin Insurance Tbk	1,516,000	21,463
*	PT Panin Life Tbk	4,390,000	31,906

9

*	PT Polychem Indonesia Tbk	720,000	5,409
	PT Ramayana Lestari Sentosa Tbk	1,706,000	75,792
	PT Semen Gresik Tbk	345,000	93,199
	PT Sinar Mas Agro Resources & Technology Tbk	36,000	4,783
	PT Summarecon Agung Tbk	2,179,332	41,773
*	PT Suryainti Permata Tbk	1,280,000	27,865
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	746,811
	PT Timah Tbk	820,000	85,671
	PT Tunas Ridean Tbk	270,000	18,031
	PT Unilever Indonesia Tbk	226,500	154,572
	PT United Tractors Tbk	495,250	144,348

TOTAL — INDONESIA			6,097,369

ISRAEL — (2.1%)
COMMON STOCKS — (2.1%)
	Africa-Israel Investments, Ltd.	3,253	48,436
*	Alvarion, Ltd.	21,296	72,249
	Azorim Investment Development & Construction Co., Ltd.	11,218	51,819
	Bank Hapoalim B.M.	179,709	406,936
	Bank Leumi Le-Israel	162,499	426,309
*	Baran Group, Ltd.	3,002	19,714
	Bezeq Israeli Telecommunication Corp., Ltd.	151,890	226,767
	Blue Square-Israel, Ltd.	5,737	41,112
	Clal Insurance Enterprise Holdings, Ltd.	8,693	76,353
	Delek Automotive Systems, Ltd.	8,494	53,308
	Delek Drilling LP, Ltd.	97,883	44,133
*	Delta-Galil Industries, Ltd.	5,997	11,112
	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	10,126
	Discount Investment Corp.	9,566	111,737
	Electra (Israel), Ltd.	837	64,896
*	First International Bank of Israel, Ltd.	27,543	31,025
	FMS Enterprises Migun, Ltd.	1,332	30,859
	Formula Systems, Ltd.	7,614	57,608
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	20,000	145,554
*	Hadera Paper, Ltd.	948	41,163
*	Hamlet (Israel-Canada), Ltd.	4,670	20,419
*	Hot-Cable Systems Media, Ltd.	7,565	43,659
*	Housing & Construction Holding Co., Ltd.	79,490	83,178
	IDB Development Corp., Ltd. Series A	2,990	34,840
	Israel Chemicals, Ltd.	75,686	763,360
	Ituran Location & Control, Ltd.	4,895	33,930
*	Jerusalem Oil Exploration, Ltd.	2,612	21,383
	Leader Holding & Investments, Ltd.	9,903	5,989
	Makhteshim-Agan Industries, Ltd.	80,339	304,215
	Migdal Insurance Holdings, Ltd.	83,280	56,840
	Mivtach Shamir Holdings, Ltd.	1,647	33,957
*	Naphtha Israel Petroleum Corp.	100,339	20,018
*	NICE Systems, Ltd. Sponsored ADR	15,400	344,344
	Ormat Industries, Ltd.	32,009	227,935
	Osem Investment, Ltd.	12,506	142,876

10

#	Partner Communications Co., Ltd. ADR	12,000	224,160
*	Retalix, Ltd.	10,264	77,025
	Scailex Corp., Ltd.	6,272	41,738
	Strauss Group, Ltd.	9,407	96,095
	Super-Sol, Ltd. Series B	39,114	166,568
*	The Israel Land Development Co., Ltd.	10,769	32,189
*	Union Bank of Israel, Ltd.	16,882	51,863
	United Mizrahi Bank, Ltd.	51,706	270,679

TOTAL — ISRAEL			5,068,476

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	Aeon Co. Berhad	44,600	50,043
	Affin Holdings Berhad	352,000	121,001
*	Airasia Berhad	225,700	72,701
	Alliance Financial Group Berhad	196,800	102,242
	AMMB Holdings Berhad	516,375	314,750
	Amway (Malaysia) Holdings Berhad	24,800	45,622
	Ann Joo Resources Berhad	63,000	24,089
*	Asia Pacific Land Berhad	220,000	18,188
	Asiatic Development Berhad	66,400	59,095
	Batu Kawan Berhad	69,500	140,265
	Berjaya Corp. Berhad	414,900	68,358
	Berjaya Land Berhad	159,200	158,538
	Bernas Padiberas Nasional Berhad	212,000	69,232
	Bimb Holdings Berhad	141,200	36,447
	Bolton Properties Berhad	168,400	34,567
	Boustead Holdings Berhad	125,100	87,524
	Bumiputra-Commerce Asset Holdings Berhad	324,900	566,082
	Cement Industries of Malaysia Berhad	8,500	14,528
	Chemical Co. of Malaysia Berhad	55,900	34,873
	Digi.Com Berhad	41,000	213,317
	DRB-Hicom Berhad	373,500	75,814
	ECM Libra Avenue Berhad	279,400	28,265
	EON Capital Berhad	141,200	138,046
	Esso Malaysia Berhad	57,700	34,431
	Faber Group Berhad	113,400	18,433
	Far East Holdings Berhad	14,000	19,372
	Fraser & Neave Holdings Berhad	45,500	106,092
	Gamuda Berhad	567,200	242,499
	General Corp. Berhad	155,500	24,625
	Globetronics Technology Berhad	518,500	22,004
	GuocoLand (Malaysia) Berhad	50,000	13,174
	Hap Seng Consolidated Berhad	91,300	44,937
	Hock Seng Lee Berhad	85,000	12,397
	Hong Leong Bank Berhad	125,100	185,956
	Hong Leong Financial Group Berhad	129,300	140,368
	Hong Leong Industries Berhad	54,300	52,193
	Hume Industries (Malaysia) Berhad	39,900	28,315
	Hunza Properties Berhad	55,900	20,621
	Hwang-DBS (Malaysia) Berhad	30,600	9,082

11

	IGB Corp. Berhad	414,500	150,670
	IJM Corp. Berhad	195,350	141,807
	IJM Plantations Berhad	65,600	31,634
*	Insas Berhad	69,300	5,042
	IOI Corp. Berhad	557,825	442,182
	IOI Properties Berhad	57,800	42,025
*	Jaks Resources Berhad	211,500	20,065
	K & N Kenanga Holdings Berhad	81,000	9,349
	Keck Seng (Malaysia) Berhad	56,200	44,092
	KFC Holdings (Malaysia) Berhad	53,700	98,389
	Kian Joo Can Factory Berhad	146,500	41,129
	Kim Loong Resources Berhad	108,920	46,879
	KLCC Property Holdings Berhad	251,800	192,876
	KNM Group Berhad	708,750	120,180
	Kuala Lumpur Kepong Berhad	108,150	253,030
	Kulim Malaysia Berhad	73,900	81,646
*	Kurnia Asia Berhad	43,000	3,104
	Lafarge Malayan Cement Berhad	154,560	125,010
*	Land & General Berhad	409,900	19,447
	Leader Universal Holdings Berhad	234,600	28,660
	Lingkaran Trans Kota Holdings Berhad	123,800	57,513
	Lion Industries Corp. Berhad	141,000	24,978
	Malayan Banking Berhad	387,000	589,607
	Malaysia Building Society Berhad	167,700	35,923
	Malaysian Airlines System Berhad	74,667	60,168
	Malaysian Bulk Carriers Berhad	87,725	58,354
	Malaysian Pacific Industries Berhad	40,600	73,151
	Malaysian Resources Corp. Berhad	294,200	51,444
	Media Prima Berhad	153,000	47,748
	Mega First Corp. Berhad	46,000	10,198
	Melewar Industrial Group Berhad	96,700	14,749
	MNRB Holdings Berhad	66,900	56,582
*	Mulpha International Berhad	444,200	70,751
	Naim Cendera Berhad	75,900	50,358
	NCB Holdings Berhad	5,000	3,789
	Nestle (Malaysia) Berhad	17,000	129,007
	New Straits Times Press (Malaysia) Berhad	73,900	21,598
*	Nylex (Malaysia) Berhad	70,000	15,423
	OKS Property Holdings Berhad	27,764	1,734
	Oriental Holdings Berhad	44,000	56,865
	OSK Holdings Berhad	152,700	43,394
	Panasonic Manufacturing Malaysia Berhad	27,500	80,885
	Paramount Corp. Berhad	58,000	32,189
	Pelikan International Corp. Berhad	19,000	6,205
	PJ Development Holdings Berhad	204,900	24,630
	Plus Expressways Berhad	200,700	150,795
	Pos Malaysia & Services Holdings Berhad	209,600	107,300
	PPB Group Berhad	215,800	473,238
	Protasco Berhad	172,000	27,119
*	Proton Holdings Berhad	138,300	80,304
	Puncak Niaga Holdings Berhad	71,400	40,008
	QL Resources Berhad	45,000	29,212

12

*	Ramunia Holdings Berhad	156,777	52,309
	RHB Capital Berhad	14,900	12,977
*	Salcon Berhad	180,500	19,149
	Sarawak Energy Berhad	198,400	117,737
	Sarawak Oil Palms Berhad	75,400	43,231
	Selangor Dredging Berhad	190,000	23,202
	Shangri-La Hotels (Malaysia) Berhad	104,400	41,246
	Shell Refining Co. Federation of Malaysia Berhad	68,200	192,932
	SHL Consolidated Berhad	98,500	28,071
	Southern Steel Berhad	96,400	39,831
	SP Setia Berhad	244,050	193,380
	Star Publications (Malaysia) Berhad	212,100	185,702
	Subur Tiasa Holdings Berhad	73,815	37,456
	Sunrise Berhad	58,448	21,198
	Supermax Corp. Berhad	70,900	18,771
	Symphony House Berhad	67,360	4,680
	Ta Ann Holdings Berhad	45,480	55,308
	TA Enterprise Berhad	160,000	23,679
	Tan Chong Motor Holdings Berhad	168,500	57,660
	TDM Berhad	126,600	39,230
	Telekom Malaysia Berhad	157,900	149,369
	Tenaga Nasional Berhad	212,800	361,702
	TH Group Berhad	205,200	36,568
*	TM International Berhad	157,900	202,080
	UEM Builders Berhad	120,600	48,180
	Unico-Desa Plantations Berhad	285,440	55,618
	Unisem (M) Berhad	175,300	42,275
	United Malacca Rubber Estates Berhad	47,000	67,721
	United Plantations Berhad	37,900	95,885
	VS Industry Berhad	60,945	21,415
	Wah Seong Corp. Berhad	100,250	32,017
	WTK Holdings Berhad	155,500	45,473
	YTL Corp. Berhad	291,900	514,864
	YTL e-Solutions Berhad	60,500	4,297
	YTL Power International Berhad	361,873	170,496
	Yu Neh Huat Berhad	113,252	31,979
TOTAL COMMON STOCKS			10,958,209

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	30,260	2,216

TOTAL — MALAYSIA			10,960,425

MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
	Alfa S.A.B. de C.V. Series A	90,900	186,498
	America Movil S.A.B. de C.V. Series L	439,909	681,359
	America Movil S.A.B. de C.V. Series L ADR	94,300	2,917,642
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	511,404
	Cemex S.A.B. de C.V. Sponsored ADR	194,304	1,468,938
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	9,948

13

	Corporacion Moctezuma S.A.B. de C.V.	25,900	40,257
#	Embotelladora Arca S.A.B. de C.V., Mexico	90,706	191,316
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	352,611
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	265,758
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	2,600	83,824
#	Grupo Continental S.A.B. de C.V.	75,246	116,955
	Grupo Elektra S.A. de C.V.	9,384	253,782
	Grupo Financiero Banorte S.A.B. de C.V.	512,273	931,586
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	251,651
	Grupo Industrial Bimbo S.A.B. de C.V. Series A	66,561	319,317
* #	Grupo Iusacell S.A.B. de C.V.	10,992	31,564
	Grupo Mexico S.A.B. de C.V. Series B	871,702	683,542
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,511,696
* #	Industrias CH S.A.B. de C.V. Series B	130,400	265,512
	Industrias Penoles S.A.B. de C.V.	30,200	268,755
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	424,325
* #	Organizacion Soriana S.A.B. de C.V. Series B	121,700	244,677
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	922,880
	Telmex Internacional S.A.B. de C.V. ADR	51,500	540,235
#	TV Azteca S.A.B. de C.V. Series A	362,269	173,146
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	1,174,434

TOTAL — MEXICO			14,823,612

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	913,000	102,985
	Ayala Corp. Series A	34,716	167,021
	Ayala Land, Inc.	1,237,560	150,143
	Bank of the Philippine Islands	264,680	219,141
*	Belle Corp.	3,468,000	42,483
*	Benpres Holdings Corp.	1,500,000	35,360
	International Container Terminal Services, Inc.	180,000	52,223
	Jollibee Food Corp.	111,400	105,325
	Macroasia Corp.	444,000	27,801
	Megaworld Properties & Holdings, Inc.	3,049,000	49,262
	Metro Bank & Trust Co.	217,000	114,855
*	Paxys, Inc.	100,000	2,498
	Philippine Long Distance Telephone Co. Sponsored ADR	7,800	319,020
*	Philippine National Bank	36,800	15,983
	Philippine Stock Exchange, Inc.	5,600	24,565
	Pilipino Telephone Corp.	472,000	57,989
	Rizal Commercial Banking Corp.	205,000	43,492
	Security Bank Corp.	48,400	38,529
	SM Development Corp.	657,360	27,288
	Union Bank of the Philippines	56,000	27,628

TOTAL — PHILIPPINES			1,623,591

POLAND — (2.8%)
COMMON STOCKS — (2.8%)
	Agora SA	16,098	113,739

14

	Asseco Poland SA	30,470	514,174
	Bank Millennium SA	82,039	116,691
	Bank Pekao SA	22,039	1,002,361
*	Bank Przemyslowo Handlowy BPH SA	3,066	54,942
	Bank Zackodni WBK SA	5,862	258,494
*	Boryszew SA	12,909	9,706
*	Budimex SA	3,716	83,966
	Ciech SA	1,173	16,958
	Debica SA	5,044	73,032
	Elektrobudowa SA	467	29,972
	Eurocash SA	17,031	52,652
*	Fabryki Mebli Forte SA	10,706	18,111
*	Getin Holdings SA	114,589	238,853
	Grupa Kety SA	3,981	72,126
*	Grupa Lotos SA	29,914	211,730
	Kredyt Bank SA	25,032	91,576
*	Lentex SA	2,453	9,307
*	LPP SA	181	60,809
	Mostostal Siedlce SA	93,750	103,878
*	Netia Holdings SA	94,525	66,960
*	NG2 SA	6,516	94,468
	Orbis SA	17,644	241,217
*	PBG SA	1,937	136,574
	Pekaes SA	6,340	26,368
	Polski Koncern Naftowy Orlen SA	134,711	1,373,648
	Polskie Gornictwo Naftowe I Gazownictwo SA	37,422	44,846
*	Raciborska Fabryka Kotlow SA	40,435	67,715
*	Stalexport SA	75,249	36,065
*	Synthos SA	284,348	73,236
	Telekomunikacja Polska SA	123,104	930,195
	TVN SA	42,400	212,038
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	83,621
	Zelmer SA	2,897	28,015

TOTAL — POLAND			6,548,043

SOUTH AFRICA — (11.2%)
COMMON STOCKS — (11.2%)
	ABSA Group, Ltd.	85,721	896,850
*	Adcock Ingram Holdings, Ltd.	37,062	129,670
	Advtech, Ltd.	150,000	53,579
	Aeci, Ltd.	37,769	204,690
	Afgri, Ltd.	166,454	74,884
	African Bank Investments, Ltd.	152,368	417,782
	African Oxygen, Ltd.	29,696	78,291
	African Rainbow Minerals, Ltd.	27,214	278,459
	Allied Electronics Corp., Ltd.	25,999	63,810
	Allied Technologies, Ltd.	13,100	61,600
	Anglo American Platinum Corp., Ltd.	7,217	298,201
	AngloGold Ashanti, Ltd. Sponsored ADR	29,000	529,250
	ArcelorMittal South Africa, Ltd.	74,475	703,948
	Argent Industrial, Ltd.	36,904	29,717

15

	AST Group, Ltd.	346,708	17,636
	Astral Foods, Ltd.	13,354	120,704
	Aveng, Ltd.	130,706	646,215
	AVI, Ltd.	96,172	151,437
*	Avusa, Ltd.	47,345	114,176
	Barloworld, Ltd.	86,675	506,458
	Bidvest Group, Ltd.	57,562	613,912
	Capitec Bank Holdings, Ltd.	8,261	22,888
	Cashbuild, Ltd.	13,046	72,834
	Caxton & CTP Publishers & Printers, Ltd.	71,319	84,019
	City Lodge Hotels, Ltd.	8,003	54,864
	Data Tec, Ltd.	72,684	114,268
	Dimension Data Holdings P.L.C.	288,760	153,625
	Discovery Holdings, Ltd.	75,601	185,735
	Distribution & Warehousing Network, Ltd.	48,452	48,777
	Durban Roodeport Deep, Ltd.	83,302	32,727
	Enviroserv Holdings, Ltd.	80,399	136,205
	Exxaro Resources, Ltd.	23,945	158,070
	FirstRand, Ltd.	603,172	876,229
	Foschini, Ltd.	35,522	146,129
	Freeworld Coatings, Ltd.	86,675	53,122
	Gold Fields, Ltd. Sponsored ADR	109,100	725,515
	Grindrod, Ltd.	147,335	211,330
	Group Five, Ltd.	20,621	87,104
*	Harmony Gold Mining Co., Ltd.	125,451	917,510
	Highveld Steel & Vanadilum Corp., Ltd.	4,030	24,868
	Hudaco Industries, Ltd.	11,535	67,188
	Hulamin, Ltd.	28,666	47,160
	Iliad Africa, Ltd.	2,050	1,172
	Illovo Sugar, Ltd.	68,281	152,870
	Impala Platinum Holdings, Ltd.	76,976	803,453
	JD Group, Ltd.	36,655	105,466
	Kumba Iron Ore, Ltd.	13,646	179,708
	Lewis Group, Ltd.	19,730	74,836
	Liberty Group, Ltd.	35,047	220,744
	Massmart Holdings, Ltd.	20,186	181,072
*	Merafe Resources, Ltd.	203,701	23,410
	Metair Investments, Ltd.	57,601	38,182
	Metropolitan Holdings, Ltd.	293,917	301,654
	Mr. Price Group, Ltd.	61,558	151,250
	Murray & Roberts Holdings, Ltd.	101,170	684,923
	Mvelaphanda Group, Ltd.	45,413	23,283
	Nampak, Ltd.	191,835	261,206
	Naspers, Ltd. Series N	61,126	1,017,643
	Nedbank Group, Ltd.	78,657	763,533
	New Clicks Holdings, Ltd.	141,130	229,586
	Northam Platinum, Ltd.	40,386	126,945
	Oceana Group, Ltd.	19,344	43,080
	Omnia Holdings, Ltd.	15,703	96,254
	Palabora Mining Co., Ltd.	9,070	56,238
	Pick’n Pay Stores, Ltd.	34,367	108,638
	Pretoria Portland Cement Co., Ltd.	114,759	353,263

16

	PSG Group, Ltd.	62,177	82,824
	Reunert, Ltd.	48,447	244,431
	Sanlam, Ltd.	879,354	1,443,104
#	Sappi, Ltd. Sponsored ADR	86,300	536,786
	Sasol, Ltd. Sponsored ADR	98,800	2,858,284
	Sentula Mining, Ltd.	44,064	38,767
	Shoprite Holdings, Ltd.	99,249	523,882
	Spur Corp., Ltd.	30,509	20,446
	Standard Bank Group, Ltd.	206,314	1,638,193
	Steinhoff International Holdings, Ltd.	349,367	509,267
*	Super Group, Ltd.	27,851	8,433
	Telkom South Africa, Ltd.	62,209	675,172
	Telkom South Africa, Ltd. Sponsored ADR	2,000	87,140
	The Spar Group, Ltd.	51,585	300,087
	Tiger Brands, Ltd.	37,062	537,295
*	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett, Ltd.	27,376	152,060
	Trencor, Ltd.	49,091	97,219
	Truworths International, Ltd.	95,666	324,991
	Wilson Bayly Holme-Ovcon, Ltd.	9,599	112,327
	Woolworths Holdings, Ltd.	180,486	208,341

TOTAL — SOUTH AFRICA			26,608,894

SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
	Asia Cement Manufacturing Co., Ltd.	520	14,011
	Bing Grae Co., Ltd.	1,910	52,701
	Cheil Industrial, Inc.	6,560	214,114
	Cheil Worldwide, Inc.	830	107,399
	Chosun Refractories Co., Ltd.	920	42,622
	CJ CGV Co., Ltd.	3,000	37,339
*	CJ Cheiljedang Corp.	1,068	124,355
	Daehan Flour Mills Co., Ltd.	130	11,167
	Daehan Synthetic Fiber Co., Ltd.	370	21,144
#	Daekyo Co., Ltd.	20,000	74,338
#	Daesung Industrial Co., Ltd.	1,020	44,883
#	Daewoo Securities Co., Ltd.	18,530	176,232
#	Daishin Securities Co., Ltd.	12,130	134,553
	Daou Technology, Inc.	12,970	29,173
#	DC Chemical Co., Ltd.	1,918	313,686
	Dong Bu Insurance Co., Ltd.	3,090	31,460
#	Dongbu Steel Co., Ltd.	7,830	38,348
	Dongkuk Steel Mill Co., Ltd.	10,380	168,792
	Dongwon Industries Co., Ltd.	810	45,327
	Dongwon Systems Corp.	26,530	21,332
* #	Doosan Corp.	1,630	118,231
	Doosan Heavy Industries & Construction Co., Ltd.	1,505	66,326
#	Doosan Infracore Co., Ltd.	6,670	56,814
	E1 Corp.	800	40,209
	Fursys, Inc.	2,910	49,993
	GS Engineering & Construction Corp.	4,060	192,833

17

	GS Holdings Corp.	9,777	195,158
#	Gwangju Shinsegae Co., Ltd.	470	37,479
#	Halla Climate Control Corp.	18,630	127,498
#	Hanil Cement Manufacturing Co., Ltd.	1,050	52,238
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	2,494	21,536
	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	6,745	95,938
#	Hanjin Shipping Co., Ltd.	9,310	122,458
#	Hanjin Transportation Co., Ltd.	2,460	67,609
	Hankook Tire Manufacturing Co., Ltd.	22,380	209,578
	Hankuk Glass Industries, Inc.	2,160	33,748
* #	Hansol Paper Co., Ltd.	11,660	114,613
	Hanwha Chemical Corp.	17,872	77,550
	Hanwha Corp.	5,836	91,449
*	Hanwha Non-Life Insurance Co., Ltd.	5,540	30,408
	Hanwha Securities Co., Ltd.	11,216	46,719
	HMC Investment Securities Co., Ltd.	3,660	35,450
#	Honam Petrochemical Corp.	3,730	152,681
#	Hotel Shilla Co., Ltd.	11,370	114,182
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	13,480	45,035
#	Hyosung T & C Co., Ltd.	5,590	133,171
	Hyundai Department Store Co., Ltd.	3,180	155,411
#	Hyundai Development Co.	9,409	254,613
#	Hyundai Elevator Co., Ltd.	970	46,948
#	Hyundai Engineering & Construction Co., Ltd.	1,000	41,060
#	Hyundai Heavy Industries Co., Ltd.	1,832	242,025
	Hyundai Hysco	17,350	95,352
	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	139,090
#	Hyundai Merchant Marine Co., Ltd.	4,700	125,029
	Hyundai Mipo Dockyard Co., Ltd.	1,500	128,783
	Hyundai Mobis	5,512	323,721
	Hyundai Securities Co., Ltd.	21,562	132,257
#	Hyundai Steel Co.	8,090	234,715
*	Industrial Bank of Korea	13,130	75,476
	Jahwa Electronics Co., Ltd.	3,390	11,294
#	Jeonbuk Bank, Ltd.	10,302	43,391
	KCC Corp.	1,220	238,072
	Keangnam Enterprises, Ltd.	8	40
*	KISCO Corp.	1,688	26,413
	KISWIRE, Ltd.	3,030	92,377
*	Kolon Industries, Inc.	5,700	94,551
	Korea Electric Power Corp. Sponsored ADR	28,600	283,140
	Korea Electric Terminal Co., Ltd.	2,730	30,129
	Korea Exchange Bank	24,900	138,506
* #	Korea Express Co., Ltd.	570	37,327
	Korea Gas Corp.	2,802	105,518
#	Korea Investment Holdings Co., Ltd.	9,510	195,131
	Korea Iron & Steel Co., Ltd.	511	9,972
	Korea Komho Petrochemical Co., Ltd.	5,710	77,348
#	Korea Line Corp.	1,671	89,625
	Korea Reinsurance Co., Ltd.	15,504	86,539

18

#	Korea Zinc Co., Ltd.	1,375	68,907
	Korean Air Co., Ltd.	7,720	218,486
*	KP Chemical Corp.	16,510	48,006
	KPX Chemical Co., Ltd.	1,095	35,953
	KT Corp. Sponsored ADR	22,700	284,885
*	KT Freetel, Ltd.	17,730	371,792
#	Kumho Industrial Co., Ltd.	5,310	48,574
	Kyobo Securities Co., Ltd.	7,700	43,641
	LG Chemical, Ltd.	12,361	750,410
	LG Corp.	10,630	425,450
	LG Dacom Corp.	8,670	122,566
	LG Fashion Corp.	4,794	78,138
#	LG Household & Healthcare Co., Ltd.	1,300	185,714
	LG International Corp.	6,355	72,039
	LG Phillips LCD Co., Ltd.	4,300	79,723
#	LIG Insurance Co., Ltd.	12,890	150,100
	Lotte Confectionary Co., Ltd.	220	187,749
	Lotte Sam Kang Co., Ltd.	320	29,570
*	Lotte Shopping Co., Ltd.	1,064	145,574
#	LS Corp.	3,950	166,845
#	LS Industrial Systems Co., Ltd.	2,050	57,120
	Meritz Fire Marine Insurance Co., Ltd.	9,452	34,700
	Meritz Securities Co., Ltd.	80,365	56,545
	Mirae Asset Securities Co., Ltd.	269	13,436
	Namyang Dairy Products Co., Ltd.	100	30,986
#	NCsoft Corp.	2,380	61,461
#	Nong Shim Co., Ltd.	600	97,416
	Nong Shim Holdings Co., Ltd.	590	29,596
#	ORION Corp.	740	87,281
	Ottogi Corp.	710	71,047
	Pacific Corp.	570	33,568
#	POSCO ADR	23,868	1,603,691
	Pulmuone Co., Ltd.	584	18,506
	Pusan Bank	26,430	135,010
	Pusan City Gas Co., Ltd.	3,630	47,255
#	S&T Daewoo Co., Ltd.	2,530	31,963
#	S1 Corp.	3,680	125,091
*	Saehan Industries, Inc.	9,330	28,646
	Samchully Co., Ltd.	740	72,181
*	Samsung Card Co., Ltd.	5,730	135,220
	Samsung Corp.	19,687	630,824
	Samsung Electro-Mechanics Co., Ltd.	8,580	252,698
	Samsung Electronics Co., Ltd.	5,950	2,508,542
	Samsung Engineering Co., Ltd.	3,359	134,342
	Samsung Fine Chemicals Co., Ltd.	4,360	120,466
	Samsung Fire and Marine Insurance, Ltd.	2,990	396,011
#	Samsung Heavy Industries Co., Ltd.	3,530	54,362
*	Samsung SDI Co., Ltd.	5,960	334,644
#	Samsung Securities Co., Ltd.	7,640	388,556
#	Samsung Techwin Co., Ltd.	5,760	122,087
	Samyang Corp.	1,489	35,808
	Samyang Genex Co., Ltd.	990	37,850

19

	Samyoung Electronics Co., Ltd.	5,990	37,691
	Seah Besteel Corp.	2,920	44,403
	SeAH Holdings Corp.	750	37,342
	SeAH Steel Corp.	1,190	38,222
	Seoul City Gas Co., Ltd.	380	17,011
	Seoul Securities Co., Ltd.	46,179	33,508
	Shin Young Securities Co., Ltd.	800	16,949
#	Shinhan Financial Group Co., Ltd. ADR	14,800	736,152
	Shinsegae Co., Ltd.	810	284,299
	Sindo Ricoh Co., Ltd.	1,470	52,146
	SK Chemicals Co., Ltd.	2,390	36,770
#	SK Co., Ltd.	4,326	290,156
	SK Energy Co., Ltd.	8,400	483,246
	SK Gas Co., Ltd.	1,750	62,432
	SK Telecom Co., Ltd. ADR	21,400	368,294
#	SKC Co., Ltd.	7,170	69,783
#	S-Oil Corp.	4,466	226,274
*	Ssangyong Cement Industry Co., Ltd.	16,190	68,606
	STX Corp.	2,037	31,527
	STX Engine Co., Ltd.	2,225	24,420
#	STX Shipbuilding Co., Ltd.	4,547	52,577
	Sungwon Corp.	9,220	24,221
	Sunkyong Securities Co., Ltd.	36,780	39,883
	Tae Kwang Industrial Co., Ltd.	100	61,950
#	Taeyoung Engineering & Construction	15,600	43,981
#	Tai Han Electric Wire Co., Ltd.	7,280	103,731
*	Tong Yang Major Corp.	17,332	31,995
	Woongjin Coway Co., Ltd.	6,580	135,397
	Woongjin Thinkbig Co., Ltd.	2,842	27,632
	Woongjin.Com Co., Ltd.	6,807	39,475
	Woori Financial Co., Ltd.	5,630	18,858
	Woori Investment & Securities Co., Ltd.	15,850	148,066
	Youngone Corp.	13,330	53,486
	Youngpoong Corp.	210	43,026

TOTAL — SOUTH KOREA			22,670,273

TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
*	A.G.V. Products Corp.	219,319	34,792
	Ability Enterprise Co., Ltd.	121,255	91,578
*	Accton Technology Corp.	136,000	23,119
	Acer, Inc.	165,449	213,404
	Advanced Semiconductor Engineering, Inc. ADR	69,922	151,731
	Advantech Co., Ltd.	31,973	44,613
	Altek Corp.	56,689	56,264
	Amtran Technology Co., Ltd.	146,976	42,053
*	Arima Computer Corp.	358,000	33,550
	Asia Cement Corp.	376,893	223,310
	Asia Polymer Corp.	112,000	44,628
	Asustek Computer, Inc.	273,592	391,881
	AU Optronics Corp. Sponsored ADR	48,939	337,679

20

	Aurora Corp.	67,693	49,773
	Avision, Inc.	71,693	18,528
	Bank of Kaohsiung Co., Ltd.	165,360	33,865
	Basso Industry Corp., Ltd.	63,000	24,499
	Bes Engineering Corp.	588,000	98,436
*	Carnival Industrial Corp.	194,000	23,563
	Catcher Co., Ltd.	47,190	119,822
	Cathay Financial Holdings Co., Ltd.	345,450	371,010
	Cathay Real Estate Development Co., Ltd.	246,000	53,684
	Chang Hwa Commercial Bank	500,000	191,536
	Cheng Loong Corp.	224,000	46,759
	Cheng Shin Rubber Industry Co., Ltd.	107,053	119,338
	Cheng Uei Precision Industry Co., Ltd.	54,022	74,494
	Chi Mei Optoelectronic Corp.	591,264	217,516
*	Chia Hsin Cement Corp.	161,730	50,411
	Chicony Electronics Co., Ltd.	89,452	111,080
*	China Airlines	439,743	105,227
	China Development Financial Holding Corp.	2,116,946	416,072
	China Electric Manufacturing Co., Ltd.	144,000	47,695
	China Hi-Ment Corp.	45,618	40,460
*	China Life Insurance Co., Ltd.	163,710	56,508
	China Man-Made Fiber Co., Ltd.	359,000	53,722
	China Metal Products Co., Ltd.	33,693	18,753
	China Motor Co., Ltd.	208,035	70,743
*	China Petrochemical Development Corp.	464,280	83,280
	China Steel Chemical Corp.	56,227	83,321
	China Steel Corp.	682,045	492,573
	China Synthetic Rubber Corp.	111,000	96,322
	Chinatrust Financial Holdings Co., Ltd.	915,126	261,411
	Chin-Poon Industrial Co., Ltd.	113,000	40,607
	Chroma Ate, Inc.	80,408	71,699
	Chun Yuan Steel Industrial Co., Ltd.	206,830	57,150
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	46,679
	Chung Hung Steel Corp.	96,000	30,083
	Chung Hwa Pulp Corp.	159,000	43,807
	Chungwa Picture Tubes Co., Ltd.	1,688,000	171,015
	Clevo Co.	62,580	45,799
*	CMC Magnetics Corp.	905,000	124,298
	Collins Co., Ltd.	66,000	15,328
	Compal Electronics, Inc.	790,849	567,623
	Compeq Manufacturing Co., Ltd.	397,000	65,461
	Continental Engineering Corp.	139,000	30,529
*	Cosmos Bank Taiwan	104,645	6,868
	CTCI Corp.	141,555	89,602
	Cybertan Technology, Inc.	72,841	46,429
	Delta Electronics Industrial Co., Ltd.	138,158	313,541
	Depo Auto Parts Industrial Co., Ltd.	27,000	38,113
	D-Link Corp.	93,219	63,819
	E.Sun Financial Holding Co., Ltd.	853,840	198,505
	Eastern Media International	290,750	32,799
	Elan Microelectronics Corp.	37,000	23,809
	Elitegroup Computer Systems Co., Ltd.	137,781	27,656

21

*	EnTie Commercial Bank	8,500	2,585
	Epistar Corp.	32,433	37,916
	Eternal Chemical Co., Ltd.	68,992	36,032
*	Eva Airways Corp.	446,000	108,156
	Everest Textile Co., Ltd.	110,000	12,789
	Evergreen International Storage & Transport Corp.	341,000	145,181
	Evergreen Marine Corp., Ltd.	298,000	153,126
	Everlight Electronics Co., Ltd.	35,717	53,974
	Far East Textile, Ltd.	502,962	291,923
	Far Eastern Department Stores, Ltd.	200,172	90,528
*	Far Eastern International Bank	332,628	50,733
	Federal Corp.	127,475	41,081
	Feng Hsin Iron & Steel Co., Ltd.	87,550	61,423
	Feng Tay Enterprise Co., Ltd.	98,304	49,788
	First Financial Holding Co., Ltd.	899,081	424,021
	First Hotel	99,572	60,777
	Formosa Chemicals & Fiber Co., Ltd.	387,000	625,626
	Formosa International Hotels Corp.	8,570	58,765
	Formosa Plastics Corp.	348,000	587,293
	Formosa Taffeta Co., Ltd.	190,000	111,975
	Formosan Rubber Group, Inc.	156,000	51,937
	Fortune Electric Co., Ltd.	63,000	49,661
	Foxconn Technology Co., Ltd.	40,480	99,192
	Fubon Financial Holding Co., Ltd.	664,000	402,738
	Giant Manufacture Co., Ltd.	54,600	132,035
	Giga-Byte Technology Co., Ltd.	196,000	69,007
	Globe Union Industrial Corp.	89,552	40,376
	Gold Circuit Electronics, Ltd.	127,440	36,982
	Goldsun Development & Construction Co., Ltd.	282,400	53,664
*	Grand Pacific Petrochemical Corp.	267,000	37,579
	Great Taipei Gas Co., Ltd.	177,000	66,811
	Great Wall Enterprise Co., Ltd.	82,610	50,715
	Greatek Co., Ltd.	70,977	44,219
	Hey Song Corp.	181,000	52,725
	Highwealth Construction Corp.	52,890	25,837
	Hocheng Corp.	114,300	24,909
	Hon Hai Precision Industry Co., Ltd.	187,680	453,002
	Hong Tai Electric Industrial Co., Ltd.	68,000	21,314
	Hotai Motor Co., Ltd.	94,000	135,514
	Hsin Kuang Steel Co., Ltd.	62,168	25,273
	HTC Corp.	30,420	360,581
	Hua Eng Wire & Cable Co., Ltd.	238,000	39,139
	Hua Nan Financial Holding Co., Ltd.	808,860	426,249
	Hung Poo Construction Corp.	74,467	39,029
	Ichia Technologies, Inc.	73,897	22,530
*	Inernational Semiconductor Technology, Ltd.	81,809	11,099
	Infortrend Technology, Inc.	59,422	42,413
	Innolux Display Corp.	165,000	123,692
	Inventec Corp.	400,207	125,428
*	Kao Hsing Chang Iron & Steel Corp.	140,000	19,866
	Kee Tai Properties Co., Ltd.	61,315	17,272
*	Kenda Rubber Industrial Co., Ltd.	159,137	66,048

22

	King Yuan Electronics Co., Ltd.	285,231	75,860
	Kingdom Construction Co., Ltd.	96,000	17,649
*	King’s Town Bank	278,000	52,826
*	King’s Town Construction Co., Ltd.	61,913	23,866
	Kinpo Electronics, Inc.	490,028	91,987
	Kinsus Interconnect Technology Corp.	42,009	46,061
	Knowledge-Yield-Excellence Systems Corp.	99,773	65,195
	Kuoyang Construction Co., Ltd.	68,000	18,605
*	Kwong Fong Industries Corp.	174,000	24,294
	Lan Fa Textile Co., Ltd.	172,886	26,941
	Largan Precision Co., Ltd.	5,202	53,063
	Lee Chang Yung Chemical Industry Corp.	176,595	100,899
*	Leofoo Development Co., Ltd.	101,000	35,516
	Lien Hwa Industrial Corp.	184,542	60,711
	Lite-On Technology Corp.	269,435	168,234
	Long Bon Development Co., Ltd.	141,914	32,610
*	Long Chen Paper Co., Ltd.	212,120	42,429
	Lucky Cement Corp.	124,000	22,630
	Macronix International Co., Ltd.	836,585	233,433
	Mayer Steel Pipe Corp.	47,658	23,304
	Media Tek, Inc.	49,136	440,032
	Mega Financial Holding Co., Ltd.	1,973,000	545,831
	Mercuries & Associates, Ltd.	64,050	16,010
	Microelectronics Technology, Inc.	177,000	60,332
	Micro-Star International Co., Ltd.	157,045	65,586
	Mitac International Corp.	228,966	84,743
	Nan Ya Plastic Corp.	415,000	575,141
	Nankang Rubber Tire Co., Ltd.	116,515	64,628
	Nantex Industry Co., Ltd.	98,175	54,143
*	Nanya Technology Co., Ltd.	367,241	65,198
	National Petroleum Co., Ltd.	111,000	62,769
	Nien Hsing Textile Co., Ltd.	135,000	35,474
*	Optimax Technology Corp.	106,000	6,926
	Oriental Union Chemical Corp.	136,292	57,521
	Pan-International Industrial Corp.	73,150	63,583
	Phihong Technology Co., Ltd.	153,348	39,058
	Pihsiang Machinery Mfg. Co., Ltd.	34,000	48,955
	Pou Chen Corp.	314,149	143,196
	Prince Housing & Development Corp.	171,623	28,410
	Qisda Corp.	269,568	65,299
	Quanta Computer, Inc.	167,045	175,838
	Realtek Semiconductor Corp.	60,664	90,989
*	Ritek Corp.	839,000	105,316
	Ruentex Development Co., Ltd.	56,000	23,111
	Ruentex Industries, Ltd.	165,000	78,017
	San Fang Chemical Industry Co., Ltd.	33,600	18,620
	Sanyang Industrial Co., Ltd.	241,551	48,778
	Sanyo Electric Co., Ltd.	110,000	64,987
	Sheng Yu Steel Co., Ltd.	94,000	52,389
	Shihlin Electric & Engineering Corp.	79,000	57,443
*	Shihlin Paper Corp.	52,000	29,728
	Shinkong Co., Ltd.	109,557	29,221

23

	Shinkong Synthetic Fibers Co., Ltd.	391,229	50,487
	Sigurd Microelectronics Corp.	81,559	22,208
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	330,848
	Silitech Technology Corp.	20,587	44,870
	Sincere Navigation Corp.	96,350	63,240
	Sinkong Spinning Co., Ltd.	100,800	40,578
	SinoPac Holdings Co., Ltd.	404,000	85,647
	Sinyi Realty, Inc.	33,288	36,290
	Sitronix Technology Corp.	31,177	37,292
	Southeast Cement Co., Ltd.	151,000	36,618
	Spirox Corp.	61,044	20,855
	Springsoft, Inc.	64,498	34,543
	Standard Foods Taiwan, Ltd.	98,000	52,850
	Sunrex Technology Corp.	98,028	65,756
	Synnex Technology International Corp.	132,220	171,626
*	T JOIN Transportation Co., Ltd.	155,000	60,067
	Ta Chen Stainless Pipe Co., Ltd.	115,412	45,767
*	Ta Chong Bank, Ltd.	551,000	88,407
	Ta Ya Electric Wire & Cable Co., Ltd.	231,855	39,080
	Tah Hsin Industrial Corp.	71,000	29,816
	Taichung Commercial Bank	172,953	34,792
	Tainan Spinning Co., Ltd.	335,000	64,202
*	Taiwan Business Bank	801,300	157,076
	Taiwan Cement Corp.	675,306	346,759
	Taiwan Cooperative Bank	925,907	444,941
	Taiwan Fertilizer Co., Ltd.	12,000	14,808
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	65,663
	Taiwan Glass Industrial Corp.	160,963	78,080
*	Taiwan Kolin Co., Ltd.	292,000	6,197
	Taiwan Life Insurance Co., Ltd.	94,481	54,554
	Taiwan Mask Corp.	142,000	42,124
	Taiwan Navigation Co., Ltd.	66,000	64,993
	Taiwan Secom Co., Ltd.	46,000	56,494
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	246,470	2,035,842
	Taiwan Sogo Shinkong Security Co., Ltd.	38,117	17,529
	Taiwan Styrene Monomer Corp.	203,528	45,593
*	Taiwan Tea Corp.	85,000	26,242
	Taiyen Biotech Co., Ltd.	67,000	22,955
*	Tatung Co., Ltd.	511,000	90,717
	Teco Electric & Machinery Co., Ltd.	602,000	144,944
	Test-Rite International Co., Ltd.	86,480	39,881
	The Ambassador Hotel	78,000	56,609
	The First Insurance Co., Ltd.	106,606	21,427
	Ton Yi Industrial Corp.	286,000	89,284
	Tong Yang Industry Co., Ltd.	109,180	43,594
	Tsann Kuen Enterprise Co., Ltd.	83,200	25,332
	TSRC Corp.	125,000	87,432
	TTET Union Corp.	67,000	51,281
	Tung Ho Steel Enterprise Corp.	122,000	79,303
	TYC Brother Industrial Co., Ltd.	78,625	27,375
	Tyntek Corp.	120,973	39,385
	U-Ming Marine Transport Corp.	83,000	96,898

24

*	Union Bank of Taiwan	439,000	59,829
	Uni-President Enterprises Corp.	411,810	352,015
	United Integration Service Co., Ltd.	114,000	47,112
	United Microelectronics Corp.	1,855,081	509,366
	Universal Scientific Industrial Co., Ltd.	234,371	70,400
	UPC Technology Corp.	210,557	49,088
	USI Corp.	289,000	82,432
	Walsin Lihwa Corp.	540,000	125,237
	Walsin Technology Corp., Ltd.	210,548	60,612
	Wan Hai Lines Co., Ltd.	187,950	78,761
	Waterland Financial Holdings	633,753	101,632
*	Winbond Electronics Corp.	938,000	97,558
	Wintek Corp.	262,000	66,494
	Wistron Corp.	190,149	150,369
	Wistron NeWeb Corp.	41,383	37,696
	Yageo Corp.	677,000	104,409
	Yang Ming Marine Transport Corp.	425,765	117,380
	Yieh Phui Enterprise Co., Ltd.	438,212	126,319
	Yuanta Financial Holding Co., Ltd.	66,000	25,820
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	94,454
	Yulon Motor Co., Ltd.	232,783	93,157
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	26,162
	Yung Tay Engineering Co., Ltd.	146,000	55,351
	Zig Sheng Industrial Co., Ltd.	195,865	22,577
	Zinwell Corp.	87,010	93,181
	Zyxel Communication Corp.	62,118	40,705

TOTAL — TAIWAN			26,471,402

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	116,100	11,527
	Advance Info Service PCL (Foreign)	124,900	260,134
#	Amata Corp. PCL (Foreign)	178,300	18,822
	Asia Plus Securities PCL (Foreign)	775,000	22,554
	Asian Insulators PCL (Foreign)	110,000	11,800
#	Asian Property Development PCL (Foreign) NVDR	503,100	42,487
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	25,446
	Bangkok Bank PCL (Foreign)	212,100	420,569
	Bangkok Expressway PCL (Foreign)	186,900	64,522
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	30,015
	Bank of Ayudhya PCL (Foreign) NVDR	421,900	121,575
	Banpu PCL (Foreign)	17,300	80,454
	BEC World PCL (Foreign)	135,100	63,985
	Big C Supercenter PCL (Foreign) NVDR	69,300	60,304
	C.P. Seven Eleven PCL (Foreign)	359,300	78,933
	Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	24,591
	Central Plaza Hotel PCL (Foreign)	110,000	11,926
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	120,325
	Dynasty Ceramic PCL (Foreign)	67,400	16,922
	Erawan Group PCL (Foreign)	670,600	38,265
*	G J Steel PCL (Foreign)	7,783,600	24,428

25

	Golden Land Property PCL (Foreign) NVDR	104,600	7,341
#	Hana Microelectronics PCL (Foreign)	200,201	58,832
	Hermraj Land & Development PCL (Foreign)	3,184,300	62,687
	Home Product Center PCL (Foreign)	167,090	16,685
	Indorama Polymers PCL (Foreign)	179,900	21,660
	Italian-Thai Development PCL (Foreign)	462,000	32,426
*	Jasmine International PCL (Foreign)	1,111,200	12,681
	Kasikornbank PCL (Foreign)	288,400	411,412
	Khon Kaen Sugar Industry PCL (Foreign)	294,900	42,489
	Kiatnakin Finance PCL (Foreign)	75,000	28,673
	Kim Eng Securities Thailand PCL (Foreign)	127,600	28,214
	Krung Thai Bank PCL (Foreign)	1,605,300	179,537
	Krungthai Card PCL (Foreign)	68,000	16,491
	L.P.N. Development PCL (Foreign) NVDR	573,100	41,531
	Land & Houses PCL (Foreign) NVDR	769,100	80,311
*	Loxley PCL (Foreign)	500,000	15,977
#	Major Cineplex Group PCL (Foreign)	167,000	28,588
	MBK Development PCL (Foreign)	60,400	82,285
	Padaeng Industry PCL (Foreign) NVDR	40,900	9,685
	Precious Shipping PCL (Foreign) NVDR	40,400	8,875
	Property Perfect PCL (Foreign)	188,600	13,345
	PTT Aromatics & Refining PCL (Foreign)	221,347	62,836
	PTT Chemical PCL (Foreign)	143,000	140,756
	PTT Exploration & Production PCL (Foreign)	108,500	266,220
	PTT PCL (Foreign)	92,700	420,522
	Quality Houses PCL (Foreign)	2,416,600	62,053
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	174,148
	Regional Container Lines PCL (Foreign)	148,500	21,820
	Robinson Department Store PCL (Foreign)	233,400	44,283
	Rojana Industrial Park PCL (Foreign)	211,000	35,819
	Saha-Union PCL (Foreign)	105,000	38,046
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	18,844
	Samart Corporation PCL (Foreign)	275,000	41,191
	Sansiri PCL (Foreign)	299,400	14,094
	Seamico Securities PCL (Foreign)	342,500	12,215
	Serm Suk PCL (Foreign) NVDR	81,500	23,253
#	Siam City Cement PCL (Foreign)	28,000	85,478
	Siam Commercial Bank PCL (Foreign)	232,400	354,733
	Siam Future Development PCL (Foreign)	67,000	5,849
	Siam Makro PCL (Foreign)	28,800	49,301
*	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	19,076
	Supalai PCL (Foreign)	474,000	24,748
	Tata Steel (Thailand) PCL (Foreign)	1,392,000	27,403
	Thai Oil PCL (Foreign)	131,200	77,110
	Thai Plastic & Chemicals PCL (Foreign)	120,200	35,666
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	37,746
#	Thai Union Frozen Products PCL (Foreign)	100,000	47,076
	Thai Union Frozen Products PCL (Foreign) NVDR	74,500	35,071
	Thai Vegetable Oil PCL (Foreign)	111,575	29,286
	Thanachart Capital PCL (Foreign)	247,100	50,055
	The Siam Cement PCL (Foreign) NVDR	26,400	76,827
#	Thoresen Thai Agencies PCL (Foreign)	96,100	32,902

26

	Ticon Industrial Connection PCL (Foreign)	154,200	34,755
	Tipco Asphalt PCL (Foreign)	57,500	15,585
	TIPCO Foods (Thailand) PCL (Foreign)	99,600	14,208
#	Tisco Bank PCL (Foreign) NVDR	158,200	39,945
	Vanachai Group PCL (Foreign)	368,000	16,589
	Vinythai PCL (Foreign)	176,100	18,389
TOTAL COMMON STOCKS			5,253,207

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	2,529

TOTAL — THAILAND			5,255,736

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
	Akbank T.A.S.	125,495	431,037
*	Akenerji Elektrik Uretim A.S.	14,726	77,615
*	Aksa Akrilik Kimya Sanayii A.S.	4,555	4,706
	Aksigorta A.S.	43,487	89,658
	Alarko Holding A.S.	38,696	41,909
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	16,684
	Anadolu Anonim Turk Sigorta Sirketi A.S.	74,334	39,310
*	Anadolu Cam Sanayii A.S.	43,439	31,689
	Anadolu Hayat Sigorta A.S.	35,714	31,630
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,960	7,921
*	Ayen Enerji A.S.	20,413	16,170
*	Aygaz A.S.	62,257	80,611
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	—
	Bati Anabolu Cimento A.S.	11,013	38,870
	BIM BirlesikMagazalar A.S.	9,942	200,779
	Bolu Cimento Sanayii A.S.	25,029	18,152
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	11,826
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	7
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,969	39,474
	Bursa Cimento Fabrikasi A.S.	17,773	52,146
*	Dogan Gazetecilik A.S.	18,576	16,904
*	Dogan Sirketler Grubu Holding A.S.	1	—
*	Dogan Yayin Holding A.S.	1	—
	Enka Insaat ve Sanayi A.S.	27,214	101,970
	Eregli Demir ve Celik Fabrikalari Turk A.S.	206,376	636,167
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	14,091
*	Goldas Kuyumculuk Sanayi A.S.	42,137	21,396
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
	Izmir Demir Celik Sanayii A.S.	19,790	20,029
	Karton Sanayi ve Ticaret A.S.	715	23,952
*	Koc Holding A.S. Series B	123,068	229,616
	Mardin Cimento Sanayii ve Ticaret A.S.	20,145	45,903
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	3
*	Net Holding A.S.	81,850	20,337
	Otobus Karoseri Sanayi A.S.	4,986	23,907

27

*	Tat Konserve Sanayii A.S.	1	1
*	Tekstil Bankasi A.S.	71,792	25,471
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	12,387	79,923
	Tofas Turk Otomobil Fabrikasi A.S.	28,593	33,409
*	Trakya Cam Sanayii A.S.	82,744	54,183
	Tupras-Turkiye Petrol Rafinerileri A.S.	31,224	394,283
*	Turk Demir Dokum Fabrikalari A.S.	1	—
*	Turk Ekonomi Bankasi A.S.	41,500	24,818
*	Turk Sise ve Cam Fabrikalari A.S.	147,843	120,213
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	373,008
*	Turkiye Garanti Bankasi A.S.	290,605	488,095
	Turkiye Is Bankasi A.S.	251,515	715,062
	Ulker Biskuvi Sanayi A.S.	33,575	45,209
	Yapi Kredi Sigorta A.S.	10,771	51,522
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	28,149

TOTAL — TURKEY			4,817,815

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,795,000 FNMA 5.00%, 08/25/18, valued at $2,883,787) to be repurchased at $2,840,222	$2,840	2,840,000

		Shares
SECURITIES LENDING COLLATERAL — (11.4%)
§ @	DFA Short Term Investment Fund LP	20,032,652	20,032,652

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $8,313,956 GNMA 6.000%, 05/15/38 & 7.000%, 08/15/37, valued at $7,078,474) to be repurchased at $6,939,825	$6,940	6,939,680

TOTAL SECURITIES LENDING COLLATERAL			26,972,332

TOTAL INVESTMENTS - (100.0%) (Cost $323,828,791)			$236,883,512

See accompanying Notes to Financial Statements.

28

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (91.2%)
Consumer Discretionary — (12.1%)
*	99 Cents Only Stores	1,500	$18,300
	Aaron Rents, Inc.	600	14,874
	Abercrombie & Fitch Co.	200	5,792
#	Advance Auto Parts, Inc.	900	28,080
* #	Amazon.com, Inc.	600	34,344
	American Axle & Manufacturing Holdings, Inc.	1,000	3,590
*	AnnTaylor Stores Corp.	500	6,285
* #	Apollo Group, Inc. Class A	300	20,853
	Arbitron, Inc.	200	6,516
	ArvinMeritor, Inc.	1,000	5,920
*	ATC Technology Corp.	300	6,579
* #	AutoNation, Inc.	2,000	13,740
*	Autozone, Inc.	200	25,458
*	Avatar Holdings, Inc.	100	3,395
#	Barnes & Noble, Inc.	1,000	18,880
	Bebe Stores, Inc.	1,100	9,746
*	Bed Bath and Beyond, Inc.	500	12,885
	Belo Corp.	300	993
	Belo Corp. Class A	1,500	3,195
#	Best Buy Co., Inc.	500	13,405
*	Big Lots, Inc.	600	14,658
	Black & Decker Corp.	400	20,248
*	Blockbuster, Inc. Class B	1,100	957
* #	Blue Nile, Inc.	100	3,058
*	Bluegreen Corp.	600	2,910
	Blyth, Inc.	800	6,880
	Books-A-Million, Inc.	400	1,260
	BorgWarner, Inc.	800	17,976
	Brinker International, Inc.	1,400	13,020
	Brunswick Corp.	1,400	4,858
	Buckle, Inc.	450	11,853
	Bunge, Ltd.	300	11,523
* #	Cabela’s, Inc.	1,100	8,745
*	Cache, Inc.	300	1,077
*	California Pizza Kitchen, Inc.	200	1,954
	Callaway Golf Co.	250	2,615
*	Career Education Corp.	800	12,648
* #	CarMax, Inc.	1,600	16,992
#	Carnival Corp.	3,000	76,200
*	Carriage Services, Inc.	600	1,428
*	Carter’s, Inc.	400	8,496
	Cato Corp. Class A	200	3,104
*	Cavco Industries, Inc.	100	3,403
	CBRL Group, Inc.	200	3,984

1

	CBS Corp. Class A	100	983
	CBS Corp. Class B	2,900	28,159
* #	Charter Communications, Inc.	3,000	1,320
*	Cheesecake Factory, Inc.	1,100	9,680
#	Choice Hotels International, Inc.	300	8,202
*	Citi Trends, Inc.	300	5,019
*	Coach, Inc.	300	6,180
*	Coinstar, Inc.	500	11,995
#	Columbia Sportswear Co.	400	14,748
	Comcast Corp. Class A	10,000	157,600
	Comcast Corp. Special Class A Non-Voting	4,600	70,932
*	Conn’s, Inc.	300	4,065
*	Corinthian Colleges, Inc.	1,000	14,280
*	Cox Radio, Inc.	500	2,725
*	Crown Media Holdings, Inc.	700	2,177
	CSS Industries, Inc.	200	4,440
*	Culp, Inc.	200	574
*	DG FastChannel, Inc.	200	3,542
#	Dillards, Inc. Class A	1,000	5,330
*	DISH Network Corp.	200	3,148
	Disney (Walt) Co.	13,200	341,880
*	Dixie Group, Inc.	200	820
*	Dollar Tree, Inc.	200	7,604
*	DreamWorks Animation SKG, Inc.	1,000	28,100
* #	Drew Industries, Inc.	200	2,420
	E.W. Scripps Co.	233	1,083
*	Entravision Communications Corp.	250	472
	Ethan Allen Interiors, Inc.	400	7,156
	Family Dollar Stores, Inc.	1,300	34,983
*	Fleetwood Enterprises, Inc.	600	246
	Foot Locker, Inc.	3,300	48,246
* #	Ford Motor Co.	6,733	14,745
*	Fossil, Inc.	400	7,260
*	Franklin Covey Co.	400	2,040
	Fred’s, Inc.	1,600	19,600
*	Fuel Systems Solutions, Inc.	300	8,535
	Furniture Brands International, Inc.	1,300	7,397
*	GameStop Corp. Class A	300	8,217
#	Gannett Co., Inc.	3,200	35,200
#	Gap, Inc.	1,400	18,116
#	General Motors Corp.	1,900	10,982
*	Gentek, Inc.	200	3,600
#	Gentex Corp.	800	7,672
	Genuine Parts Co.	900	35,415
*	Great Wolf Resorts, Inc.	400	756
	Group 1 Automotive, Inc.	200	2,010
*	GSI Commerce, Inc.	300	3,105
	Guess?, Inc.	200	4,354
* #	Gymboree Corp.	200	5,172
	H&R Block, Inc.	500	9,860
	Hasbro, Inc.	2,200	63,954
	Haverty Furniture Co., Inc.	400	3,936
*	Hayes Lemmerz International, Inc.	1,100	1,463
	Hearst-Argyle Television, Inc.	1,100	16,478
* #	Hibbett Sporting Goods, Inc.	200	3,562

2

	Hillenbrand, Inc.	600	11,400
	Home Depot, Inc.	6,200	146,258
*	HSN, Inc.	440	2,706
*	Iconix Brand Group, Inc.	900	9,801
#	Idearc, Inc.	200	76
	Interface, Inc. Class A	500	3,525
	International Speedway Corp. Class A	500	15,695
*	Interpublic Group of Companies, Inc.	3,500	18,165
*	Interval Leisure Group, Inc.	440	3,194
*	iRobot Corp.	300	3,096
* #	ITT Educational Services, Inc.	200	17,530
	J.C. Penney Co., Inc.	3,200	76,544
*	Jack in the Box, Inc.	700	14,070
	Jackson Hewitt Tax Service, Inc.	300	4,134
*	JAKKS Pacific, Inc.	400	8,948
*	Jo-Ann Stores, Inc.	500	9,580
	Johnson Controls, Inc.	3,600	63,828
	Jones Apparel Group, Inc.	200	2,222
* #	Jos. A. Bank Clothiers, Inc.	200	5,094
	Journal Communications, Inc. Class A	1,800	4,500
* #	Kohl’s Corp.	400	14,052
	La-Z-Boy, Inc.	900	5,202
*	Lear Corp.	1,400	2,814
#	Lee Enterprises, Inc.	600	1,500
	Leggett & Platt, Inc.	2,000	34,720
	Libbey, Inc.	300	1,098
*	Liberty Global, Inc. Class A	600	9,894
*	Liberty Global, Inc. Series C	2,200	35,552
*	Liberty Media Corp. - Entertainment Class A	6,900	111,090
*	Liberty Media Holding Corp. Capital Class A	400	2,724
* #	Life Time Fitness, Inc.	200	3,808
#	Limited Brands, Inc.	2,100	25,158
*	Lincoln Educational Services	400	5,784
*	LKQ Corp.	1,000	11,440
* #	Lodgenet Entertainment Corp.	200	200
	Lowe’s Companies, Inc.	2,500	54,250
*	Luby’s, Inc.	300	1,452
	Macy’s, Inc.	5,500	67,595
*	Maidenform Brands, Inc.	400	4,392
	Marine Products Corp.	600	3,714
	Marriott International, Inc. Class A	300	6,261
	Mattel, Inc.	1,100	16,522
	Matthews International Corp. Class A	400	17,852
	McGraw-Hill Companies, Inc.	200	5,368
	MDC Holdings, Inc.	600	20,178
#	Meredith Corp.	600	11,622
	Modine Manufacturing Co.	200	1,480
* #	Mohawk Industries, Inc.	900	43,542
	Monro Muffler Brake, Inc.	200	4,306
* #	Morningstar, Inc.	200	7,488
*	Netflix, Inc.	400	9,904
	Newell Rubbermaid, Inc.	2,600	35,750
	News Corp. Class A	4,000	42,560
	News Corp. Class B	1,800	19,116
#	NIKE, Inc. Class B	700	40,341

3

	Nordstrom, Inc.	400	7,236
#	Nutri/System, Inc.	200	2,830
	Omnicom Group, Inc.	600	17,724
*	O’Reilly Automotive, Inc.	1,650	44,731
*	Outdoor Channel Holdings, Inc.	600	4,800
	Oxford Industries, Inc.	200	2,694
*	Pacific Sunwear of California, Inc.	600	2,052
*	Palm Harbor Homes, Inc.	400	3,440
*	Panera Bread Co.	400	18,048
*	Perry Ellis International, Inc.	200	1,958
	PetSmart, Inc.	200	3,938
	Phillips-Van Heusen Corp.	700	17,157
#	Polaris Industries, Inc.	200	6,734
	Polo Ralph Lauren Corp.	500	23,585
	Pre-Paid Legal Services, Inc.	100	3,948
* #	Priceline.com, Inc.	200	10,526
*	Princeton Review, Inc.	300	1,671
	Pulte Homes, Inc.	5,400	60,156
*	Quiksilver, Inc.	1,700	4,403
* #	R.H. Donnelley Corp.	200	170
	RadioShack Corp.	1,200	15,192
	RCN Corp.	600	3,870
*	Red Lion Hotels Corp.	500	1,385
* #	Red Robin Gourmet Burgers, Inc.	200	3,038
	Regis Corp.	400	4,948
*	Rent-A-Center, Inc.	1,000	14,600
	Ross Stores, Inc.	200	6,538
#	Ryland Group, Inc.	700	13,153
	Sauer-Danfoss, Inc.	700	7,175
	Scripps Networks Interactive	400	11,360
*	Sears Holdings Corp.	100	5,774
	Service Corp. International	5,400	37,260
	Sherwin-Williams Co.	200	11,382
	Shiloh Industries, Inc.	500	2,505
	Sinclair Broadcast Group, Inc. Class A	500	1,615
	Skyline Corp.	200	4,324
*	Smith & Wesson Holding Corp.	300	690
	Snap-On, Inc.	900	33,255
	Sonic Automotive, Inc.	800	4,104
*	Sonic Corp.	500	5,350
#	Sotheby’s Class A	200	1,862
	Spartan Motors, Inc.	400	1,836
	Speedway Motorsports, Inc.	200	3,190
*	Stamps.com, Inc.	200	1,952
*	Starbucks Corp.	500	6,565
#	Starwood Hotels & Resorts Worldwide, Inc.	400	9,016
*	Steinway Musical Instruments, Inc.	100	2,226
	Sturm Ruger & Co., Inc.	300	2,145
#	Superior Industries International, Inc.	500	7,150
	Target Corp.	1,400	56,168
	Tempur-Pedic International, Inc.	300	2,343
*	Tenneco Automotive, Inc.	500	2,455
*	Texas Roadhouse, Inc.	1,200	8,424
*	The DIRECTV Group, Inc.	2,200	48,158
*	The Dress Barn, Inc.	1,000	9,560

4

	The Marcus Corp.	400	5,612
	The Men’s Wearhouse, Inc.	500	7,645
#	The New York Times Co. Class A	1,300	13,000
	The Stanley Works	400	13,096
*	The Steak n Shake Co.	700	3,605
	The TJX Companies, Inc.	800	21,408
	Thor Industries, Inc.	600	10,740
*	Ticketmaster	440	4,259
	Tiffany & Co.	1,200	32,940
	Time Warner, Inc.	12,700	128,143
*	Toll Brothers, Inc.	2,300	53,176
*	Tractor Supply Co.	400	16,624
*	True Religion Apparel, Inc.	300	5,025
*	TRW Automotive Holdings Corp.	1,600	10,112
	Tupperware Corp.	300	7,590
*	Tween Brands, Inc.	400	3,408
	Tyco Electronics, Ltd.	6,600	128,304
* #	Under Armour, Inc. Class A	200	5,200
*	Unifi, Inc.	1,000	4,800
	Unifirst Corp.	200	6,526
*	Universal Electronics, Inc.	200	4,226
*	Universal Technical Institute, Inc.	300	4,950
* #	Urban Outfitters, Inc.	200	4,348
*	Valassis Communications, Inc.	1,000	4,440
*	ValueVision Media, Inc. Class A	700	483
*	Viacom, Inc. Class B	600	12,132
* #	Volcom, Inc.	200	2,586
*	Warnaco Group, Inc.	600	17,886
	Weight Watchers International, Inc.	200	6,256
*	Wendy’s/Arby’s Group, Inc.	2,125	7,692
#	Whirlpool Corp.	700	32,655
	Wiley (John) & Sons, Inc. Class A	400	13,912
#	Williams-Sonoma, Inc.	1,600	13,248
	Wolverine World Wide, Inc.	600	14,100
#	World Wrestling Entertainment, Inc.	300	4,272
	Wyndham Worldwide Corp.	2,100	17,199
	Yum! Brands, Inc.	700	20,307
*	Zale Corp.	200	3,412
Total Consumer Discretionary			3,976,996

Consumer Staples — (6.5%)
	Alberto-Culver Co.	900	23,157
	Andersons, Inc.	200	5,326
	Avon Products, Inc.	600	14,898
* #	BJ’s Wholesale Club, Inc.	800	28,160
	Campbell Soup Co.	300	11,385
	Casey’s General Stores, Inc.	700	21,140
* #	Chattem, Inc.	200	15,134
	Chiquita Brands International, Inc.	800	10,920
	Clorox Co.	200	12,162
	Coca-Cola Enterprises, Inc.	6,900	69,345
	Colgate-Palmolive Co.	700	43,932
	ConAgra, Inc.	3,300	57,486
	Costco Wholesale Corp.	700	39,907
	CVS Caremark Corp.	7,900	242,135

5

*	Darling International, Inc.	800	6,032
	Del Monte Foods Co.	4,000	25,240
	Diamond Foods, Inc.	300	8,769
*	Elizabeth Arden, Inc.	400	6,916
	Estee Lauder Companies, Inc.	200	7,208
	Flowers Foods, Inc.	800	23,720
	General Mills, Inc.	600	40,644
* #	Green Mountain Coffee, Inc.	200	5,798
*	Hain Celestial Group, Inc.	500	11,620
	Heinz (H.J.) Co.	400	17,528
	Hormel Foods Corp.	700	19,782
	J & J Snack Foods Corp.	300	9,408
#	J.M. Smucker Co.	700	31,192
	Kellogg Co.	300	15,126
	Kimberly-Clark Corp.	800	49,032
	Kraft Foods, Inc.	10,400	303,056
	Lancaster Colony Corp.	300	9,462
	Lance, Inc.	400	8,276
*	Maui Land & Pineapple Co., Inc.	200	3,100
	McCormick & Co., Inc.	200	6,732
	Nash-Finch Co.	200	7,886
*	National Beverage Corp.	700	6,412
*	NBTY, Inc.	900	21,033
	Nu Skin Enterprises, Inc. Class A	800	10,312
*	Peet’s Coffee & Tea, Inc.	200	4,492
	PepsiAmericas, Inc.	700	13,251
	PepsiCo, Inc.	2,400	136,824
#	Pilgrim’s Pride Corp.	800	880
*	Prestige Brands Holdings, Inc.	1,000	6,910
	PriceSmart, Inc.	300	4,470
	Procter & Gamble Co.	5,200	335,608
	Ralcorp Holdings, Inc.	300	20,304
	Ruddick Corp.	600	17,184
	Safeway, Inc.	2,400	51,048
	Sanderson Farms, Inc.	300	9,366
	Sara Lee Corp.	2,100	23,478
*	Smithfield Foods, Inc.	1,300	13,676
*	Spectrum Brands, Inc.	900	657
	SUPERVALU, Inc.	2,200	31,328
	Sysco Corp.	400	10,480
	The Hershey Co.	300	11,172
	The Kroger Co.	1,300	35,698
	Tootsie Roll Industries, Inc.	515	12,808
*	TreeHouse Foods, Inc.	500	15,130
	Tyson Foods, Inc. Class A	3,000	26,220
*	United Natural Foods, Inc.	500	11,170
#	Walgreen Co.	2,300	58,558
	WD-40 Co.	200	5,820
	Weis Markets, Inc.	400	12,976
#	Whole Foods Market, Inc.	200	2,144
*	Winn-Dixie Stores, Inc.	900	13,518
Total Consumer Staples			2,134,541

Energy — (12.2%)
*	Allis-Chalmers Energy, Inc.	500	3,380

6

#	Alon USA Energy, Inc.	500	4,410
*	Alpha Natural Resources, Inc.	600	21,462
	Anadarko Petroleum Corp.	2,300	81,190
	Apache Corp.	1,100	90,563
#	Arch Coal, Inc.	700	14,987
*	Arena Resources, Inc.	400	12,192
	Atlas America, Inc.	450	10,309
*	ATP Oil & Gas Corp.	200	2,408
#	Baker Hughes, Inc.	500	17,475
*	Basic Energy Services, Inc.	600	8,208
	Berry Petroleum Corp. Class A	500	11,650
*	Bill Barret Corp.	600	12,240
	BJ Services Co.	1,500	19,275
*	Brigham Exploration Co.	400	3,136
* #	Bristow Group, Inc.	300	7,431
*	Bronco Drilling Co., Inc.	400	3,088
	Cabot Oil & Gas Corp.	1,100	30,877
*	Callon Petroleum Co.	400	4,128
* #	Cameron International Corp.	400	9,704
	CARBO Ceramics, Inc.	300	12,981
*	Carrizo Oil & Gas, Inc.	200	4,678
* #	Cheniere Energy, Inc.	300	1,122
	Chesapeake Energy Corp.	2,600	57,122
	Chevron Corp.	9,400	701,240
	Cimarex Energy Co.	1,200	48,552
*	Clayton Williams Energy, Inc.	200	9,686
*	CNX Gas Corp.	300	7,587
*	Complete Production Services, Inc.	1,300	16,107
*	Comstock Resources, Inc.	600	29,652
	ConocoPhillips	6,700	348,534
	CONSOL Energy, Inc.	300	9,417
*	Contango Oil & Gas Co.	200	11,000
*	Dawson Geophysical Co.	100	2,453
* #	Delta Petroleum Corp.	900	8,460
	Devon Energy Corp.	3,000	242,580
#	Diamond Offshore Drilling, Inc.	200	17,760
*	Dresser-Rand Group, Inc.	400	8,960
*	Dril-Quip, Inc.	200	4,940
*	Edge Petroleum Corp.	400	236
	El Paso Corp.	1,200	11,640
*	Encore Acquisition Co.	700	21,805
#	ENSCO International, Inc.	800	30,408
	EOG Resources, Inc.	800	64,736
	Exxon Mobil Corp.	5,400	400,248
*	FMC Technologies, Inc.	200	6,998
*	Forest Oil Corp.	1,000	29,210
	Foundation Coal Holdings, Inc.	400	8,304
#	Frontier Oil Corp.	200	2,642
*	Goodrich Petroleum Corp.	200	5,552
*	Grey Wolf, Inc.	2,500	16,050
	Gulf Island Fabrication, Inc.	200	3,942
*	Gulfmark Offshore, Inc.	400	14,800
#	Halliburton Co.	600	11,874
*	Harvest Natural Resources, Inc.	500	4,245
* #	Helix Energy Solutions Group, Inc.	900	9,504

7

	Helmerich & Payne, Inc.	1,200	41,172
	Hess Corp.	2,200	132,462
	Holly Corp.	300	5,889
	Lufkin Industries, Inc.	200	10,464
	Marathon Oil Corp.	4,500	130,950
*	Mariner Energy, Inc.	1,200	17,268
	Massey Energy Co.	1,100	25,399
*	Matrix Service Co.	300	3,675
*	McMoran Exploration Co.	400	5,676
*	Meridian Resource Corp.	2,100	2,499
*	Mitcham Industries, Inc.	200	1,092
*	NATCO Group, Inc. Class A	200	4,228
* #	National-Oilwell, Inc.	89	2,660
*	Natural Gas Services Group	300	3,975
*	Newfield Exploration Co.	1,500	34,470
	Noble Energy, Inc.	1,700	88,094
	Occidental Petroleum Corp.	2,800	155,512
*	Oceaneering International, Inc.	100	2,817
*	Oil States International, Inc.	600	13,878
	Overseas Shipholding Group, Inc.	500	18,790
*	Parker Drilling Co.	1,500	7,680
	Patterson-UTI Energy, Inc.	1,800	23,886
	Peabody Energy Corp.	400	13,804
	Penn Virginia Corp.	500	18,585
* #	PetroQuest Energy, Inc.	700	6,965
*	PHI, Inc. Non-Voting	200	4,196
*	Pioneer Drilling Co.	700	5,418
	Pioneer Natural Resources Co.	900	25,047
*	Plains Exploration & Production Co.	800	22,560
*	Pride International, Inc.	2,100	39,459
* #	Quicksilver Resources, Inc.	800	8,376
	Range Resources Corp.	1,200	50,664
	Rowan Companies, Inc.	600	10,884
#	RPC, Inc.	1,100	11,649
*	SEACOR Holdings, Inc.	300	20,151
#	Smith International, Inc.	323	11,137
*	Southwestern Energy Co.	600	21,372
	St. Mary Land & Exploration Co.	1,100	27,379
*	Stone Energy Corp.	400	12,136
*	SulphCo, Inc.	600	1,200
	Sunoco, Inc.	1,600	48,800
*	Superior Energy Services, Inc.	700	14,924
*	Superior Well Services, Inc.	300	5,025
*	Swift Energy Corp.	600	19,248
#	Tesoro Petroleum Corp.	800	7,736
*	TETRA Technologies, Inc.	1,200	8,352
*	TGC Industries, Inc.	525	1,181
	The Williams Companies, Inc.	500	10,485
	Tidewater, Inc.	1,100	47,971
* #	Trico Marine Services, Inc.	300	2,700
*	Union Drilling, Inc.	300	1,644
*	Unit Corp.	1,000	37,540
*	VAALCO Energy, Inc.	1,100	5,830
	Valero Energy Corp.	1,900	39,102
*	VeraSun Energy Corp.	1,800	918

8

	W&T Offshore, Inc.	1,000	19,170
*	Warren Resources, Inc.	1,000	5,290
* #	Weatherford International, Ltd.	900	15,192
*	Whiting Petroleum Corp.	600	31,194
	World Fuel Services Corp.	300	6,429
	XTO Energy, Inc.	2,625	94,369
Total Energy			4,019,756

Financials — (20.6%)
	1st Source Corp.	300	6,438
	Advanta Corp. Class A	200	474
	Advanta Corp. Class B	400	1,808
*	Affiliated Managers Group, Inc.	200	9,276
	AFLAC, Inc.	800	35,424
*	Allegheny Corp.	104	29,328
	Allstate Corp.	2,800	73,892
*	Alphatec Holdings, Inc.	700	2,751
	AMBAC Financial Group, Inc.	600	1,608
	American Capital, Ltd.	2,100	29,505
	American Express Co.	2,300	63,250
	Ameriprise Financial, Inc.	800	17,280
*	Amerisafe, Inc.	300	5,172
	Anchor Bancorp Wisconsin, Inc.	300	1,710
	AON Corp.	1,700	71,910
	Associated Banc-Corp.	1,500	33,090
	Assurant, Inc.	400	10,192
#	ASTA Funding, Inc.	200	680
#	Astoria Financial Corp.	1,700	32,334
	BancFirst Corp.	200	10,080
	BancorpSouth, Inc.	1,200	29,124
	BancTrust Financial Group, Inc.	400	4,984
	Bank of America Corp.	15,000	362,550
*	Bank of Florida Corp.	100	610
	Bank of Granite Corp.	400	1,540
	Bank of Hawaii Corp.	400	20,284
	Bank of the Ozarks, Inc.	200	6,080
	Banner Corp.	600	7,662
#	BB&T Corp.	800	28,680
	Berkshire Hills Bancorp, Inc.	200	5,206
	BGC Partners, Inc. Class A	600	2,454
#	BlackRock, Inc.	200	26,268
	BOK Financial Corp.	800	38,272
	Boston Private Financial Holdings, Inc.	500	4,420
	Brookline Bancorp, Inc.	800	9,360
	Brown & Brown, Inc.	700	14,364
	Capital One Financial Corp.	1,400	54,768
#	Capitol Bancorp, Ltd.	200	2,048
	Capitol Federal Financial	700	32,557
	Cardinal Financial Corp.	500	3,120
	Cash America International, Inc.	400	14,148
#	Cathay General Bancorp	700	17,136
	Chemical Financial Corp.	400	10,508
	Chubb Corp.	2,400	124,368
	Cincinnati Financial Corp.	2,000	51,980
#	CIT Group, Inc.	1,000	4,140

9

#	Citigroup, Inc.	16,800	229,320
	City Holding Co.	200	8,368
	City National Corp.	800	42,824
	CNA Financial Corp.	2,700	42,012
*	CNA Surety Corp.	800	11,080
	CoBiz Financial, Inc.	300	3,492
	Columbia Banking System, Inc.	200	3,184
	Comerica, Inc.	400	11,036
	Commerce Bancshares, Inc.	1,240	58,627
	Community Bank System, Inc.	400	9,980
	Community Trust Bancorp, Inc.	300	10,014
* #	CompuCredit Corp.	400	1,032
*	Conseco, Inc.	3,200	5,952
#	Corus Bankshares, Inc.	700	1,540
*	Cowen Group, Inc.	400	2,828
	Cullen Frost Bankers, Inc.	1,000	55,970
	CVB Financial Corp.	1,000	12,660
	Delphi Financial Group, Inc. Class A	600	9,450
	Dime Community Bancshares	500	8,350
*	Dollar Financial Corp.	300	3,489
	Donegal Group, Inc. Class A	300	4,914
*	E*TRADE Financial Corp.	7,800	14,196
	East West Bancorp, Inc.	700	12,145
	Eaton Vance Corp.	200	4,400
	Erie Indemnity Co.	500	18,595
	F.N.B. Corp.	1,204	15,772
	FBL Financial Group, Inc. Class A	400	6,984
	Federated Investors, Inc.	200	4,840
	Fidelity National Financial, Inc.	2,200	19,822
	Fifth Third Bancorp	2,500	27,125
	Financial Federal Corp.	500	11,575
*	First Acceptance Corp.	900	2,745
	First American Corp.	1,800	36,738
	First Busey Corp.	300	5,592
*	First Cash Financial Services, Inc.	400	6,148
	First Commonwealth Financial Corp.	1,200	13,272
	First Community Bancshares, Inc.	200	6,260
	First Financial Bancorp	500	6,725
	First Financial Bankshares, Inc.	200	10,838
	First Financial Corp.	500	21,140
	First Financial Holdings, Inc.	200	4,340
#	First Marblehead Corp.	800	1,360
	First Midwest Bancorp, Inc.	700	15,547
	First Niagara Financial Group, Inc.	1,400	22,078
	First State Bancorporation	300	1,110
	FirstMerit Corp.	1,100	25,652
	Flushing Financial Corp.	300	4,665
	Forest City Enterprises, Inc. Class A	500	5,945
	Franklin Resources, Inc.	400	27,200
#	Frontier Financial Corp.	800	5,328
#	Fulton Financial Corp.	2,000	21,000
	Gallagher (Arthur J.) & Co.	500	12,180
	GAMCO Investors, Inc.	100	3,807
	Genworth Financial, Inc.	4,400	21,296
#	GFI Group, Inc.	800	2,568

10

	Glacier Bancorp, Inc.	700	14,119
#	Great Southern Bancorp, Inc.	200	2,130
#	Greene Bancshares, Inc.	200	3,950
	Grubb & Ellis Co.	500	765
*	Hallmark Financial Services, Inc.	400	2,600
#	Hancock Holding Co.	400	17,664
	Hanmi Financial Corp.	400	1,600
	Hanover Insurance Group, Inc.	800	31,400
	Harleysville Group, Inc.	500	15,790
	Harleysville National Corp.	600	8,322
	Hartford Financial Services Group, Inc.	1,400	14,448
	HCC Insurance Holdings, Inc.	2,500	55,150
	Heritage Commerce Corp.	200	2,588
	Home Federal Bancorp, Inc.	454	5,262
	Hudson City Bancorp, Inc.	3,000	56,430
	Huntington Bancshares, Inc.	1,500	14,175
	IBERIABANK Corp.	200	10,188
	Independence Holding Co.	300	1,959
	Independent Bank Corp. (MA)	200	5,754
	Independent Bank Corp. (MI)	400	1,468
	Integra Bank Corp.	800	4,824
	International Bancshares Corp.	800	20,776
	Intervest Bancshares Corp.	200	1,196
*	Investment Technology Group, Inc.	500	10,205
*	Investors Bancorp, Inc.	1,500	21,540
	Janus Capital Group, Inc.	1,100	12,914
	Jefferies Group, Inc.	1,400	22,162
	Jones Lang LaSalle, Inc.	500	16,460
	JPMorgan Chase & Co.	11,608	478,830
	Kearny Financial Corp.	1,000	11,530
	KeyCorp	3,000	36,690
	K-Fed Bancorp	400	3,364
	Lakeland Bancorp, Inc.	500	5,510
	Legg Mason, Inc.	1,400	31,066
#	Leucadia National Corp.	1,200	32,208
	Lincoln National Corp.	1,200	20,688
	M&T Bank Corp.	1,300	105,430
	MainSource Financial Group, Inc.	300	5,358
*	MarketAxess Holdings, Inc.	400	2,288
	Marsh & McLennan Companies, Inc.	2,500	73,300
#	Mastercard, Inc.	100	14,782
	MB Financial, Inc.	500	14,855
	MBIA, Inc.	5,800	57,014
	MCG Capital Corp.	600	492
	Meadowbrook Insurance Group, Inc.	897	4,727
	Medallion Financial Corp.	500	4,045
	Mercury General Corp.	600	30,822
	Merrill Lynch & Co., Inc.	1,200	22,308
	MetLife, Inc.	3,005	99,826
#	Midwest Banc Holdings, Inc.	1,100	3,311
	Morgan Stanley	5,300	92,591
	Nara Bancorp, Inc.	400	4,400
	National Interstate Corp.	200	3,500
#	National Penn Bancshares, Inc.	700	11,858
	Nationwide Financial Services, Inc.	400	18,924

11

*	Navigators Group, Inc.	200	10,102
	NBT Bancorp, Inc.	600	16,728
	Nelnet, Inc. Class A	300	4,389
	New York Community Bancorp, Inc.	4,500	70,470
	NewAlliance Bancshares, Inc.	1,500	20,700
	Northern Trust Corp.	400	22,524
	Northwest Bancorp, Inc.	700	18,550
	NYSE Euronext, Inc.	900	27,162
	OceanFirst Financial Corp.	300	4,977
	Odyssey Re Holdings Corp.	1,000	39,440
	Old National Bancorp	1,100	20,834
	Old Republic International Corp.	3,300	30,393
#	Old Second Bancorp, Inc.	200	2,700
	optionsXpress Holding, Inc.	300	5,328
	Pacific Capital Bancorp	400	7,856
	PacWest Bancorp	400	9,996
	Park National Corp.	200	14,550
	Peoples Bancorp, Inc.	200	3,830
	People’s United Financial, Inc.	1,000	17,500
*	Philadelphia Consolidated Holding Corp.	800	46,792
*	PICO Holdings, Inc.	300	7,512
*	Pinnacle Financial Partners, Inc.	400	11,704
	PNC Financial Services Group, Inc.	800	53,336
* #	Portfolio Recovery Associates, Inc.	200	7,176
	Principal Financial Group, Inc.	1,100	20,889
#	PrivateBancorp, Inc.	300	10,803
*	ProAssurance Corp.	500	27,475
	Progressive Corp.	1,200	17,124
	Prosperity Bancshares, Inc.	600	19,926
	Protective Life Corp.	1,000	8,350
#	Provident Bankshares Corp.	400	4,268
	Provident Financial Services, Inc.	400	5,864
	Provident New York Bancorp	600	7,224
	Prudential Financial, Inc.	1,500	45,000
#	Raymond James Financial, Inc.	700	16,303
	Regions Financial Corp.	2,400	26,616
* #	Reinsurance Group of America, Inc. Class A	1,000	37,340
*	Reinsurance Group of America, Inc. Class B	373	13,816
	Renasant Corp.	300	6,288
	RLI Corp.	300	17,217
	Rome Bancorp, Inc.	100	1,010
	S&T Bancorp, Inc.	300	10,230
	S.Y. Bancorp, Inc.	200	5,508
	Safety Insurance Group, Inc.	200	7,598
	Sanders Morris Harris Group, Inc.	500	3,700
	Sandy Spring Bancorp, Inc.	200	4,294
	Schwab (Charles) Corp.	900	17,208
*	Seabright Insurance Holdings	300	3,138
	Seacoast Banking Corp. of Florida	300	2,664
	SEI Investments Co.	300	5,304
	Selective Insurance Group, Inc.	900	21,375
	Sierra Bancorp	200	3,992
*	Signature Bank	400	13,032
	Simmons First National Corp. Class A	200	6,204
*	SLM Corp.	3,300	35,211

12

	South Financial Group, Inc.	1,000	5,810
	Southwest Bancorp, Inc.	300	4,344
	StanCorp Financial Group, Inc.	800	27,264
	State Auto Financial Corp.	600	15,804
	Sterling Bancshares, Inc.	1,000	7,960
#	Sterling Financial Corp.	700	5,943
	Stewart Information Services Corp.	300	4,980
*	Stifel Financial Corp.	450	19,643
	Suffolk Bancorp	200	6,490
*	Sun Bancorp, Inc.	945	9,450
	SunTrust Banks, Inc.	1,762	70,727
#	Susquehanna Bancshares, Inc.	1,300	20,137
*	SVB Financial Group	500	25,725
	SWS Group, Inc.	300	5,568
#	Synovus Financial Corp.	3,400	35,122
	T. Rowe Price Group, Inc.	200	7,908
	TCF Financial Corp.	1,900	33,706
*	TD Ameritrade Holding Corp.	1,000	13,290
*	Tejon Ranch Co.	200	5,812
	Temecula Valley Bancorp, Inc.	300	1,035
#	The Colonial BancGroup, Inc.	1,800	7,362
	The Goldman Sachs Group, Inc.	3,000	277,500
*	The NASDAQ OMX Group, Inc.	1,400	45,444
	The Travelers Companies, Inc.	3,000	127,650
*	Thomas Weisel Partners Group, Inc.	400	2,248
	Tompkins Financial Corp.	200	9,800
	Torchmark Corp.	500	20,885
	Tower Group, Inc.	500	10,515
*	Tradestation Group, Inc.	500	3,915
	Transatlantic Holdings, Inc.	700	29,995
*	Tree.com, Inc.	73	198
	TrustCo Bank Corp.	1,200	14,604
	Trustmark Corp.	1,000	20,520
	U.S. Bancorp	4,000	119,240
#	UCBH Holdings, Inc.	1,400	7,392
	UMB Financial Corp.	600	27,198
	Umpqua Holdings Corp.	1,100	18,722
	Union Bankshares Corp.	300	7,149
	United Bankshares, Inc.	600	19,140
#	United Community Banks, Inc.	906	11,887
	United Financial Bancorp, Inc.	416	5,824
	United Fire & Casualty Co.	400	9,268
	Unitrin, Inc.	800	16,800
	Univest Corp. of Pennsylvania	300	9,282
	Unum Group	2,700	42,525
	Valley National Bancorp	2,110	40,090
*	Virginia Commerce Bancorp, Inc.	440	1,918
	W. R. Berkley Corp.	1,400	36,778
	Wachovia Corp.	6,400	41,024
	Waddell & Reed Financial, Inc.	300	4,356
	Washington Federal, Inc.	1,000	17,620
	Washington Trust Bancorp, Inc.	200	4,264
	Webster Financial Corp.	1,100	20,394
	Wells Fargo & Co.	15,300	520,965
	Wesbanco, Inc.	500	13,590

13

	West Coast Bancorp	200	1,744
	Westamerica Bancorporation	300	17,175
	White Mountains Insurance Group, Ltd.	100	34,450
	Whitney Holding Corp.	1,100	20,900
*	Willis Group Holdings, Ltd.	161	4,225
#	Wilmington Trust Corp.	1,100	31,746
	Wintrust Financial Corp.	500	12,800
*	World Acceptance Corp.	200	3,696
	Zenith National Insurance Corp.	700	23,002
Total Financials			6,775,537

Health Care — (3.1%)
*	ABIOMED, Inc.	300	4,374
*	Advanced Medical Optics, Inc.	1,000	6,170
*	Affymetrix, Inc.	800	2,952
*	Align Technology, Inc.	400	2,772
	Allscripts-Misys Healthcare Solutions, Inc.	500	3,250
	AmerisourceBergen Corp.	1,200	37,524
*	AMN Healthcare Services, Inc.	300	2,697
	Analogic Corp.	200	8,832
*	AngioDynamics, Inc.	300	3,780
	Applied Biosystems, Inc.	300	9,249
*	ArthroCare Corp.	300	6,234
*	Aspect Medical Systems, Inc.	400	1,320
	Bard (C.R.), Inc.	200	17,650
	Beckman Coulter, Inc.	500	24,960
	Becton Dickinson & Co.	400	27,760
*	Boston Scientific Corp.	2,600	23,478
*	Bruker BioSciences Corp.	1,000	4,090
*	Caliper Life Sciences, Inc.	900	1,260
*	Candela Corp.	600	402
*	Cantel Medical Corp.	600	5,760
*	Cardiac Science Corp.	500	4,665
*	Celera Corp.	1,000	11,310
* #	Cepheid, Inc.	300	3,561
*	Cerner Corp.	200	7,446
*	Charles River Laboratories International, Inc.	800	28,664
*	CONMED Corp.	400	10,480
*	Cross Country Healthcare, Inc.	400	4,528
*	CryoLife, Inc.	250	3,350
*	Cutera, Inc.	200	1,702
*	Cynosure, Inc. Class A	200	1,752
	Datascope Corp.	200	10,034
	DENTSPLY International, Inc.	300	9,114
*	Dionex Corp.	100	5,383
*	Edwards Lifesciences Corp.	300	15,852
*	Emageon, Inc.	600	1,464
*	Endologix, Inc.	1,300	2,691
*	eResearch Technology, Inc.	200	1,292
*	ev3, Inc.	1,100	7,117
*	Express Scripts, Inc.	300	18,183
*	Genomic Health, Inc.	300	5,529
* #	Gen-Probe, Inc.	200	9,412
*	Greatbatch, Inc.	300	6,525
*	Haemonetics Corp.	300	17,718

14

*	Henry Schein, Inc.	700	32,767
#	Hill-Rom Holdings, Inc.	1,000	22,760
*	HLTH Corp.	600	4,974
*	HMS Holdings Corp.	300	7,431
*	ICU Medical, Inc.	200	6,406
* #	IDEXX Laboratories, Inc.	300	10,557
* #	Illumina, Inc.	400	12,332
*	Immucor, Inc.	200	5,310
	IMS Health, Inc.	300	4,302
*	Integra LifeSciences Holdings	200	7,508
	Invacare Corp.	400	7,276
*	InVentiv Health, Inc.	400	3,788
*	Invitrogen Corp.	1,000	28,790
*	IRIS International, Inc.	300	3,345
*	Kendle International, Inc.	200	3,614
*	Kensey Nash Corp.	200	5,078
	Martek Biosciences Corp.	400	11,932
	McKesson Corp.	500	18,395
	Medtronic, Inc.	800	32,264
	Mentor Corp.	200	3,380
#	Meridian Bioscience, Inc.	200	4,916
*	Merit Medical Systems, Inc.	400	7,320
*	Millipore Corp.	100	5,189
*	MWI Veterinary Supply, Inc.	200	6,926
*	NuVasive, Inc.	200	9,418
* #	NxStage Medical, Inc.	400	1,624
	Omnicare, Inc.	2,500	68,925
*	Omnicell, Inc.	300	3,294
*	Orchid Cellmark, Inc.	900	1,062
*	Parexel International Corp.	600	6,240
*	Patterson Companies, Inc.	200	5,066
*	PDI, Inc.	300	1,455
	PerkinElmer, Inc.	1,400	25,116
#	Pharmaceutical Products Development Service, Inc.	200	6,196
*	Pharmanet Development Group, Inc.	300	480
*	Providence Service Corp.	200	240
*	PSS World Medical, Inc.	800	14,512
*	Quidel Corp.	300	4,743
*	Regeneration Technologies, Inc.	500	1,525
*	ResMed, Inc.	100	3,426
* #	Sirona Dental Systems, Inc.	1,200	19,164
*	Somanetics Corp.	300	5,625
*	SonoSite, Inc.	200	4,214
*	Spectranetics Corp.	400	1,200
*	St. Jude Medical, Inc.	200	7,606
* #	Stereotaxis, Inc.	400	1,612
	Steris Corp.	900	30,636
	Stryker Corp.	300	16,038
*	SurModics, Inc.	200	5,300
*	Symmetry Medical, Inc.	500	6,460
	Techne Corp.	200	13,804
*	Thermo Fisher Scientific, Inc.	800	32,480
* #	Thoratec Corp.	600	14,772
*	Varian Medical Systems, Inc.	200	9,102
*	Varian, Inc.	300	11,055

15

*	Waters Corp.	200	8,760
	West Pharmaceutical Services, Inc.	400	15,968
*	Wright Medical Group, Inc.	400	9,272
*	Zimmer Holdings, Inc.	400	18,572
*	Zoll Medical Corp.	300	7,224
Total Health Care			1,031,032

Industrials — (12.4%)
	3M Co.	1,300	83,590
	A.O. Smith Corp.	300	9,465
	AAON, Inc.	300	4,947
*	ACCO Brands Corp.	700	1,974
	Actuant Corp.	600	10,758
*	AGCO Corp.	800	25,216
* #	AirTran Holdings, Inc.	1,200	4,908
	Alamo Group, Inc.	100	1,258
*	Alaska Air Group, Inc.	700	17,290
	Albany International Corp. Class A	400	5,824
	Alexander & Baldwin, Inc.	900	28,710
*	Allied Waste Industries, Inc.	2,800	29,176
*	Amerco, Inc.	300	13,578
*	American Reprographics Co.	600	6,384
	American Science & Engineering, Inc.	200	12,580
	Ameron International Corp.	200	9,400
#	Ametek, Inc.	200	6,650
	Ampco-Pittsburgh Corp.	200	4,728
	Apogee Enterprises, Inc.	300	2,958
#	Arkansas Best Corp.	300	8,757
*	Astec Industries, Inc.	200	5,084
*	Atlas Air Worldwide Holding, Inc.	200	3,864
	Avery Dennison Corp.	800	28,016
*	Avis Budget Group, Inc.	700	1,148
*	AZZ, Inc.	200	5,836
	B.F. Goodrich Co.	200	7,312
	Badger Meter, Inc.	200	5,040
*	Baker (Michael) Corp.	200	4,766
	Baldor Electric Co.	600	10,536
	Barnes Group, Inc.	600	8,706
	Barrett Business Services, Inc.	200	2,200
*	BE Aerospace, Inc.	800	10,296
	Belden, Inc.	700	14,588
*	Blount International, Inc.	500	4,345
	BlueLinx Holdings, Inc.	700	1,883
	Brady Co. Class A	800	24,800
#	Briggs & Stratton Corp.	800	12,608
	Burlington Northern Santa Fe Corp.	2,700	240,462
	C.H. Robinson Worldwide, Inc.	300	15,534
	Carlisle Companies, Inc.	900	20,925
	Cascade Corp.	200	6,602
*	CBIZ, Inc.	900	7,290
	CDI Corp.	300	3,900
	Cintas Corp.	800	18,960
	CIRCOR International, Inc.	300	9,195
	CLAROC, Inc.	600	21,234
*	Clean Harbors, Inc.	200	13,114

16

*	Columbus McKinnon Corp.	300	4,212
	Comfort Systems USA, Inc.	600	5,598
*	COMSYS IT Partners, Inc.	300	1,824
*	Continental Airlines, Inc.	900	17,028
#	Con-way, Inc.	400	13,616
*	Copart, Inc.	150	5,235
	Corporate Executive Board Co.	200	5,966
*	Corrections Corp. of America	1,900	36,309
*	CoStar Group, Inc.	200	7,204
* #	Covanta Holding Corp.	1,400	30,184
*	CRA International, Inc.	200	5,412
	Crane Co.	800	13,096
	CSX Corp.	2,800	128,016
	Cummins, Inc.	400	10,340
	Danaher Corp.	800	47,392
	Deere & Co.	400	15,424
	Donaldson Co., Inc.	300	10,545
	Dover Corp.	1,200	38,124
*	Dynamex, Inc.	200	4,882
	Dynamic Materials Corp.	200	3,800
	Eaton Corp.	200	8,920
	Electro Rent Corp.	400	4,796
*	EMCOR Group, Inc.	1,100	19,547
	Emerson Electric Co.	1,500	49,095
	Encore Wire Corp.	300	5,751
*	Energy Conversion Devices, Inc.	600	20,484
*	EnerSys Inc.	600	7,932
	Ennis, Inc.	300	3,531
*	EnPro Industries, Inc.	300	6,663
	Equifax, Inc.	1,100	28,688
* #	Evergreen Solar, Inc.	1,100	4,169
*	Exide Technologies	800	3,800
#	Expeditors International of Washington, Inc.	400	13,060
*	Exponent, Inc.	200	5,886
#	Fastenal Co.	300	12,078
	Federal Signal Corp.	1,800	15,318
	FedEx Corp.	2,200	143,814
	Forward Air Corp.	300	7,851
	Franklin Electric Co., Inc.	300	12,648
* #	FTI Consulting, Inc.	400	23,300
* #	FuelCell Energy, Inc.	500	2,390
*	Furmanite Corp.	600	4,800
	G & K Services, Inc. Class A	300	6,777
	GATX Corp.	600	17,130
	General Electric Co.	17,200	335,572
*	Genesee & Wyoming, Inc.	500	16,675
	Gorman-Rupp Co.	250	7,863
*	GP Strategies Corp.	300	1,806
#	Graco, Inc.	200	4,946
	Granite Construction, Inc.	400	14,268
	Greenbrier Companies, Inc.	200	1,650
	Hardinge, Inc.	200	1,394
	Harsco Corp.	400	9,468
	Healthcare Services Group, Inc.	400	6,624
#	Heartland Express, Inc.	900	13,806

17

	HEICO Corp. Class A	200	5,614
*	Hexcel Corp.	300	3,960
*	Hill International, Inc.	600	3,768
#	HNI Corp.	600	10,992
	Honeywell International, Inc.	500	15,225
#	Horizon Lines, Inc. Class A	300	1,407
*	Hub Group, Inc. Class A	400	12,580
	Hubbell, Inc. Class B	500	17,935
*	Hurco Companies, Inc.	100	2,250
*	Huron Consulting Group, Inc.	200	10,874
	IKON Office Solutions, Inc.	1,700	29,291
#	Illinois Tool Works, Inc.	900	30,051
	Ingersoll-Rand Co., Ltd. Class A	69	1,273
	Innovative Solutions & Support, Inc.	300	1,845
*	Integrated Electrical Services, Inc.	200	2,446
*	Interline Brands, Inc.	600	6,384
*	Intersections, Inc.	500	4,200
	J.B. Hunt Transport Services, Inc.	700	19,901
* #	JetBlue Airways Corp.	1,600	8,880
	John Bean Technologies Corp.	43	360
#	Joy Global, Inc.	200	5,796
*	Kadant, Inc.	300	4,932
	Kaman Corp. Class A	300	7,659
*	Kansas City Southern	900	27,783
	Kaydon Corp.	300	10,023
	Kelly Services, Inc. Class A	600	8,544
*	Kenexa Corp.	300	2,673
	Kennametal, Inc.	1,600	33,952
*	Key Technology, Inc.	200	3,238
*	Kforce, Inc.	600	4,722
*	Kirby Corp.	500	17,160
	Knight Transportation, Inc.	1,400	22,260
	Landstar System, Inc.	200	7,718
*	Layne Christensen Co.	200	5,256
*	Learning Tree International, Inc.	300	3,825
	Lennox International, Inc.	600	17,892
	Lincoln Electric Holdings, Inc.	400	17,260
#	Lindsay Corp.	200	9,516
*	Mac-Gray Corp.	300	2,277
	Masco Corp.	2,100	21,315
	McGrath Rentcorp	300	6,822
*	Middleby Corp.	200	8,078
	Mine Safety Appliances Co.	600	16,200
*	Mobile Mini, Inc.	500	8,400
*	Monster Worldwide, Inc.	500	7,120
#	MSC Industrial Direct Co., Inc. Class A	500	17,930
	Mueller Water Products, Inc. Class B	1,400	9,212
*	Navigant Consulting, Inc.	800	12,936
*	NCI Building Systems, Inc.	200	3,722
	Norfolk Southern Corp.	1,800	107,892
* #	Owens Corning, Inc.	2,100	33,033
*	P.A.M. Transportation Services, Inc.	300	2,604
	Paccar, Inc.	700	20,468
#	Parker Hannifin Corp.	1,300	50,401
*	Park-Ohio Holdings Corp.	200	1,518

18

	Pentair, Inc.	1,100	30,404
*	PHH Corp.	800	6,448
	Pitney Bowes, Inc.	400	9,912
*	Plug Power, Inc.	1,463	1,434
*	Powell Industries, Inc.	200	3,702
* #	Power-One, Inc.	1,200	1,332
	Precision Castparts Corp.	200	12,962
*	Quality Distribution, Inc.	600	1,224
	Quanex Building Products Corp.	500	4,580
*	Quanta Services, Inc.	1,700	33,592
	Quixote Corp.	300	1,926
	R. R. Donnelley & Sons Co.	3,000	49,710
	Raven Industries, Inc.	200	6,438
*	RBC Bearings, Inc.	200	4,746
	Regal-Beloit Corp.	600	19,536
	Republic Services, Inc.	600	14,220
	Robbins & Myers, Inc.	400	8,160
	Rockwell Automation, Inc.	300	8,301
	Rollins, Inc.	600	10,542
	Roper Industries, Inc.	500	22,675
*	Rush Enterprises, Inc. Class A	400	3,748
	Ryder System, Inc.	1,100	43,582
	Schawk, Inc.	400	5,252
*	Shaw Group, Inc.	200	3,578
	Simpson Manufacturing Co., Inc.	700	16,128
	SkyWest, Inc.	800	12,328
	Southwest Airlines Co.	10,200	120,156
	SPX Corp.	300	11,622
	Standard Register Co.	400	3,252
* #	Stericycle, Inc.	200	11,686
	Sun Hydraulics, Inc.	200	4,188
	Sypris Solutions, Inc.	600	558
	TAL International Group, Inc.	600	9,936
	Tecumseh Products Co. Class A	200	3,704
	Teleflex, Inc.	500	26,495
*	TeleTech Holdings, Inc.	900	8,136
	Tennant Co.	200	5,018
*	Terex Corp.	200	3,338
*	Tetra Tech, Inc.	700	15,393
*	The Advisory Board Co.	200	4,930
	The Brink’s Co.	400	19,396
	The Dun & Bradstreet Corp.	100	7,369
*	The GEO Group, Inc.	800	14,128
*	Thomas & Betts Corp.	500	11,875
	Timken Co.	1,100	17,468
	Titan International, Inc.	375	4,335
	Toro Co.	200	6,728
*	TrueBlue, Inc.	500	4,165
*	TurboChef Technologies, Inc.	400	2,012
	Twin Disc, Inc.	400	3,100
#	UAL Corp.	1,400	20,384
*	Ultralife Corp.	400	3,476
	Union Pacific Corp.	3,400	227,018
	United Parcel Service, Inc.	700	36,946
*	United Stationers, Inc.	400	14,956

19

	United Technologies Corp.	1,000	54,960
	Universal Forest Products, Inc.	300	7,095
*	URS Corp.	1,300	38,207
	Viad Corp.	400	8,740
	Vicor Corp.	500	3,495
*	Volt Information Sciences, Inc.	300	2,295
	W.W. Grainger, Inc.	400	31,428
	Wabash National Corp.	600	3,648
	Wabtec Corp.	600	23,856
	Walter Industries, Inc.	300	11,625
*	Waste Connections, Inc.	800	27,080
#	Waste Management, Inc.	1,140	35,602
	Watsco, Inc. Class A	300	12,327
	Watson Wyatt Worldwide, Inc.	500	21,235
	Watts Water Technologies, Inc.	600	15,858
	Werner Enterprises, Inc.	1,000	19,620
*	WESCO International, Inc.	500	9,940
	Woodward Governor Co.	400	12,840
Total Industrials			4,070,554

Information Technology — (13.4%)
*	Activision Blizzard, Inc.	2,000	24,920
*	Actuate Corp.	800	2,272
*	Adaptec, Inc.	1,600	5,136
*	ADC Telecommunications, Inc.	1,400	8,876
*	Adobe Systems, Inc.	800	21,312
	Adtran, Inc.	600	9,120
*	Advanced Analogic Technologies, Inc.	500	1,505
* #	Advanced Micro Devices, Inc.	6,500	22,750
*	Advent Software, Inc.	200	3,748
*	Agilent Technologies, Inc.	700	15,533
	Agilysys, Inc.	300	1,206
#	Altera Corp.	600	10,410
*	Amdocs, Ltd.	1,400	31,584
	American Software, Inc. Class A	250	1,138
*	Amkor Technology, Inc.	900	3,654
	Amphenol Corp.	300	8,595
*	Anadigics, Inc.	600	1,056
	Analog Devices, Inc.	500	10,680
*	Anixter International, Inc.	500	16,805
*	Ansys, Inc.	200	5,726
* #	Apple, Inc.	1,300	139,867
	Applied Materials, Inc.	2,600	33,566
*	Ariba, Inc.	900	9,630
*	Arris Group, Inc.	1,500	10,365
*	Arrow Electronics, Inc.	2,300	40,135
*	Aspen Technology, Inc.	600	4,698
*	Atheros Communications	300	5,391
	Atlantic Tele-Network, Inc.	200	4,866
*	Atmel Corp.	4,400	18,260
*	ATMI, Inc.	500	6,080
*	Autodesk, Inc.	400	8,524
	Automatic Data Processing, Inc.	700	24,465
*	Avid Technology, Inc.	700	10,381
*	Avnet, Inc.	1,700	28,458

20

*	Avocent Corp.	700	10,514
	AVX Corp.	2,700	24,354
* #	Bankrate, Inc.	200	6,582
	Bel Fuse, Inc. Class B	200	4,340
*	Bell Microproducts, Inc.	800	720
*	Benchmark Electronics, Inc.	1,200	14,388
	Black Box Corp.	200	6,082
*	Blackboard, Inc.	200	4,896
*	BMC Software, Inc.	300	7,746
*	Bottomline Technologies, Inc.	400	3,152
*	Brightpoint, Inc.	400	2,304
* #	Broadcom Corp.	500	8,540
*	Brocade Communications Systems, Inc.	3,500	13,195
	CA, Inc.	1,000	17,800
*	Cabot Microelectronics Corp.	300	8,619
*	Cadence Design Systems, Inc.	1,400	5,698
*	Callidus Software, Inc.	600	2,028
*	CEVA, Inc.	600	5,100
*	Checkpoint Systems, Inc.	700	8,827
*	Chordiant Software, Inc.	400	1,328
*	Ciena Corp.	1,000	9,610
*	Cirrus Logic, Inc.	800	4,592
*	Cisco Sytems, Inc.	7,800	138,606
*	Citrix Systems, Inc.	300	7,731
#	Cognex Corp.	700	11,214
*	Cognizant Technology Solutions Corp.	400	7,680
*	Coherent, Inc.	400	10,120
	Cohu, Inc.	300	4,242
*	CommScope, Inc.	1,000	14,710
	Communications Systems, Inc.	200	1,600
*	Computer Sciences Corp.	2,400	72,384
*	Compuware Corp.	4,200	26,796
*	Concur Technologies, Inc.	200	5,046
*	Convergys Corp.	2,600	19,994
	Corning, Inc.	1,500	16,245
* #	Cree, Inc.	1,300	25,519
*	CSG Systems International, Inc.	400	6,652
*	CyberSource Corp.	1,100	13,365
*	Cymer, Inc.	400	9,788
*	Cypress Semiconductor Corp.	1,500	7,515
	Daktronics, Inc.	200	1,992
*	DealerTrack Holdings, Inc.	200	2,146
*	Dell, Inc.	2,900	35,235
	Diebold, Inc.	600	17,832
*	Digital River, Inc.	500	12,390
*	Diodes, Inc.	400	3,952
* #	Dolby Laboratories, Inc.	150	4,736
*	Dot Hill Systems Corp.	900	1,071
* #	DST Systems, Inc.	200	8,116
*	DTS, Inc.	200	4,130
*	Dycom Industries, Inc.	500	4,440
*	EarthLink, Inc.	1,700	11,730
*	eBay, Inc.	1,300	19,851
* #	Echostar Holding Corp.	40	777
*	Electronic Arts, Inc.	300	6,834

21

*	Electronics for Imaging, Inc.	800	8,480
*	EMC Corp.	2,100	24,738
* #	EMCORE Corp.	600	2,136
*	Emulex Corp.	1,000	9,500
*	Entegris, Inc.	1,700	4,573
*	Epicor Software Corp.	500	3,525
*	EPIQ Systems, Inc.	300	4,077
* #	Equinix, Inc.	200	12,484
*	Euronet Worldwide, Inc.	700	8,344
*	Extreme Networks, Inc.	1,500	2,760
*	F5 Networks, Inc.	400	9,928
#	FactSet Research Systems, Inc.	200	7,758
	Fair Isaac Corp.	800	12,472
*	Fairchild Semiconductor Corp. Class A	1,400	7,952
*	Faro Technologies, Inc.	200	3,034
*	FEI Co.	400	8,404
	Fidelity National Information Services, Inc.	1,100	16,599
*	Fiserv, Inc.	1,100	36,696
*	FormFactor, Inc.	400	6,968
*	Forrester Research, Inc.	400	11,220
*	Foundry Networks, Inc.	2,000	29,700
*	Gartner Group, Inc.	400	7,360
*	Gerber Scientific, Inc.	400	1,912
	Global Payments, Inc.	700	28,357
*	Google, Inc.	100	35,936
*	Harmonic, Inc.	500	3,555
	Heartland Payment Systems, Inc.	200	3,482
	Hewlett-Packard Co.	4,900	187,572
*	Hittite Microwave Corp.	200	6,554
*	Hughes Communications, Inc.	300	4,875
*	Hutchinson Technology, Inc.	400	2,736
*	Hypercom Corp.	2,000	3,900
*	IAC/InterActiveCorp	1,100	18,436
*	iBasis, Inc.	500	1,105
*	iGATE Capital Corp.	600	4,074
*	Informatica Corp.	500	7,025
	InfoSpace, Inc.	400	3,428
*	Ingram Micro, Inc.	3,600	47,988
*	Insight Enterprises, Inc.	700	6,811
*	Integrated Device Technology, Inc.	2,400	15,264
*	Integrated Silicon Solution, Inc.	478	865
	Intel Corp.	11,100	177,600
*	Interactive Intelligence, Inc.	300	2,205
* #	Internap Network Services Corp.	700	2,002
	International Business Machines Corp.	2,000	185,940
*	International Rectifier Corp.	800	12,352
*	Internet Capital Group, Inc.	500	2,860
	Intersil Corp.	1,800	24,642
*	Interwoven, Inc.	600	7,566
*	Intuit, Inc.	600	15,036
*	iPass, Inc.	2,400	4,560
*	Iron Mountain, Inc.	1,400	33,992
* #	Itron, Inc.	500	24,240
*	Ixia	1,200	7,992
	IXYS Corp.	500	3,970

22

*	j2 Global Communications, Inc.	300	4,836
	Jabil Circuit, Inc.	2,900	24,389
	Jack Henry & Associates, Inc.	500	9,505
*	JDA Software Group, Inc.	600	8,568
*	JDS Uniphase Corp.	3,500	19,110
*	Juniper Networks, Inc.	1,400	26,236
*	Jupitermedia Corp.	800	452
	KLA-Tencor Corp.	1,400	32,550
*	Kopin Corp.	1,400	3,248
*	Kulicke & Soffa Industries, Inc.	600	1,764
*	L-1 Identity Solutions, Inc.	1,000	8,200
*	Lam Research Corp.	900	20,124
*	Lawson Software, Inc.	3,300	17,556
	Lender Processing Services, Inc.	550	12,689
* #	Lexmark International, Inc.	900	23,247
#	Linear Technology Corp.	400	9,072
*	Lionbridge Technologies, Inc.	1,300	2,262
*	Littlefuse, Inc.	300	5,598
*	LoJack Corp.	300	1,311
*	Loral Space & Communications, Inc.	200	2,300
*	LSI Corp.	3,900	15,015
*	LTX-Credence Corp.	758	470
*	Macrovision Solutions Corp.	939	10,404
*	Magma Design Automation, Inc.	400	1,044
*	Manhattan Associates, Inc.	200	3,362
*	Mastec, Inc.	900	7,848
*	Mastech Holdings, Inc.	40	62
*	Mattson Technology, Inc.	700	1,834
	Maxim Integrated Products, Inc.	500	6,800
	Maximus, Inc.	300	9,582
*	Maxwell Technologies, Inc.	400	3,628
*	McAfee, Inc.	600	19,530
*	MEMC Electronic Materials, Inc.	200	3,676
*	Mentor Graphics Corp.	1,200	8,808
	Methode Electronics, Inc.	500	3,795
	Micrel, Inc.	900	6,615
#	Microchip Technology, Inc.	400	9,852
*	Micron Technology, Inc.	9,700	45,687
*	Micros Systems, Inc.	400	6,812
*	Microsemi Corp.	1,000	21,740
	Microsoft Corp.	8,700	194,271
*	ModusLink Global Solutions, Inc.	900	5,004
	Molex, Inc. Class A	500	6,420
	MoneyGram International, Inc.	600	648
*	Monolithic Power Systems	200	3,398
	Motorola, Inc.	3,900	20,943
*	MSC.Software Corp.	600	5,160
	MTS Systems Corp.	200	6,496
*	Nanometrics, Inc.	600	738
	National Instruments Corp.	400	10,160
	National Semiconductor Corp.	500	6,585
*	NCR Corp.	900	16,452
*	NetApp, Inc.	300	4,059
*	NETGEAR, Inc.	400	4,420
*	NetScout Systems, Inc.	500	4,810

23

* #	Network Equipment Technologies, Inc.	400	1,092
	NIC, Inc.	250	1,343
*	Novatel Wireless, Inc.	300	1,563
*	Novell, Inc.	5,400	25,164
*	Novellus Systems, Inc.	1,600	25,280
*	Nu Horizons Electronics Corp.	400	752
*	Nuance Communications, Inc.	1,000	9,150
*	Nvidia Corp.	400	3,504
*	OmniVision Technologies, Inc.	600	4,854
*	ON Semiconductor Corp.	2,580	13,184
*	Online Resources Corp.	400	1,400
*	Oplink Communications, Inc.	400	3,248
*	Oracle Corp.	4,800	87,792
* #	Palm, Inc.	1,400	5,586
*	Parametric Technology Corp.	1,800	23,382
	Park Electrochemical Corp.	300	6,486
	Paychex, Inc.	300	8,562
*	PC Connection, Inc.	400	2,416
	PC-Tel, Inc.	700	4,109
*	PDF Solutions, Inc.	500	1,500
*	Perficient, Inc.	300	1,647
*	Perot Systems Corp.	1,900	27,341
*	Phoenix Technologies, Ltd.	100	442
	Plantronics, Inc.	500	7,220
*	Plexus Corp.	600	11,196
*	PLX Technology, Inc.	500	1,720
*	PMC-Sierra, Inc.	2,400	11,232
* #	Polycom, Inc.	1,400	29,414
*	Powerwave Technologies, Inc.	1,800	1,710
*	Presstek, Inc.	800	3,344
*	Progress Software Corp.	500	11,470
	QAD, Inc.	600	3,060
*	QLogic Corp.	900	10,818
	QUALCOMM, Inc.	2,500	95,650
#	Quality Systems, Inc.	200	7,698
*	Quantum Corp.	2,300	667
*	Quest Software, Inc.	1,500	19,875
*	Rackable Systems, Inc.	700	4,991
*	Radiant Systems, Inc.	500	2,635
*	RadiSys Corp.	300	1,911
*	Rambus, Inc.	400	3,660
*	RealNetworks, Inc.	2,000	8,560
*	Red Hat, Inc.	1,000	13,310
	Renaissance Learning, Inc.	100	1,364
*	RF Micro Devices, Inc.	3,400	6,766
*	Rofin-Sinar Technologies, Inc.	400	8,916
*	Rogers Corp.	200	6,020
*	Rudolph Technologies, Inc.	500	1,675
*	Salesforce.com, Inc.	200	6,192
*	Sandisk Corp.	1,200	10,668
*	Sapient Corp.	1,500	8,235
* #	SAVVIS, Inc.	200	1,720
*	ScanSource, Inc.	300	5,952
*	Secure Computing Corp.	900	5,094
*	Semtech Corp.	600	7,272

24

*	SI International, Inc.	200	5,760
*	Sigma Designs, Inc.	200	2,218
*	Silicon Laboratories, Inc.	500	12,980
*	Silicon Storage Technology, Inc.	4,000	12,600
*	Skyworks Solutions, Inc.	3,500	24,955
*	Soapstone Networks, Inc.	300	864
*	Sonic Solutions, Inc.	500	1,020
*	SonicWALL, Inc.	900	4,032
* #	Sonus Networks, Inc.	1,400	3,094
*	SPSS, Inc.	200	4,672
*	Standard Microsystems Corp.	300	5,403
* #	STEC, Inc.	700	3,850
* #	Stratasys, Inc.	400	4,832
*	Sun Microsystems, Inc.	1,475	6,785
*	SunPower Corp.	411	12,170
* #	Supertex, Inc.	200	4,824
*	SupportSoft, Inc.	900	2,250
* #	Sybase, Inc.	1,300	34,619
*	Sycamore Networks, Inc.	5,645	18,854
*	Sykes Enterprises, Inc.	600	9,576
*	Symantec Corp.	5,500	69,190
*	Synaptics, Inc.	300	9,267
*	SYNNEX Corp.	600	9,258
*	Synopsys, Inc.	2,300	42,044
	Syntel, Inc.	200	4,974
	Take-Two Interactive Software, Inc.	600	7,116
*	Tech Data Corp.	900	19,305
	Technitrol, Inc.	600	3,462
*	Techwell, Inc.	300	2,628
*	Tekelec	1,400	17,766
*	Tellabs, Inc.	3,300	13,992
*	Teradyne, Inc.	1,300	6,630
*	Terremark Worldwide, Inc.	700	3,157
* #	Tessera Technologies, Inc.	300	5,184
	Texas Instruments, Inc.	2,500	48,900
*	The Knot, Inc.	400	2,760
*	TIBCO Software, Inc.	1,800	9,270
	Total System Services, Inc.	519	7,131
*	Trimble Navigation, Ltd.	1,900	39,083
*	Triquint Semiconductor, Inc.	1,900	8,512
*	Tyler Technologies, Inc.	600	8,154
*	Ultimate Software Group, Inc.	200	2,666
*	Ultratech, Inc.	400	6,032
	United Online, Inc.	1,100	8,140
*	Universal Display Corp.	300	3,246
*	ValueClick, Inc.	1,500	11,100
*	Varian Semiconductor Equipment Associates, Inc.	200	3,924
*	Veeco Instruments, Inc.	600	4,644
*	VeriSign, Inc.	2,000	42,400
*	Vishay Intertechnology, Inc.	2,900	12,499
*	Vocus, Inc.	100	1,683
*	Web.com Group, Inc.	500	2,455
*	Websense, Inc.	600	11,712
*	Western Digital Corp.	1,700	28,050
	Western Union Co.	700	10,682

25

*	Wind River Systems, Inc.	1,000	8,740
*	Wright Express Corp.	200	2,738
	Xerox Corp.	4,300	34,486
	Xilinx, Inc.	500	9,210
*	X-Rite, Inc.	400	1,288
*	Yahoo!, Inc.	1,300	16,666
*	Zygo Corp.	400	3,436
Total Information Technology			4,411,001

Materials — (5.1%)
*	AEP Industries, Inc.	200	3,914
	Air Products & Chemicals, Inc.	400	23,252
	Airgas, Inc.	600	23,016
	AK Steel Holding Corp.	200	2,784
	Albemarle Corp.	900	21,915
	Alcoa, Inc.	4,300	49,493
#	Allegheny Technologies, Inc.	800	21,232
	AMCOL International Corp.	300	7,359
	American Vanguard Corp.	300	4,389
* #	Amerigon, Inc.	100	480
	AptarGroup, Inc.	1,000	30,320
	Arch Chemicals, Inc.	300	8,511
	Ashland, Inc.	1,000	22,590
	Ball Corp.	200	6,840
	Bemis Co., Inc.	1,200	29,808
*	Brush Engineered Materials, Inc.	200	2,454
	Cabot Corp.	1,000	26,450
	Calgon Carbon Corp.	600	7,992
	Carpenter Technology Corp.	400	7,240
#	Celanese Corp. Class A	300	4,158
* #	Century Aluminum Co.	600	7,542
	CF Industries Holdings, Inc.	200	12,838
	Chemtura Corp.	3,900	6,747
* #	Coeur d’Alene Mines Corp.	7,900	5,688
	Commercial Metals Co.	1,000	11,100
*	Crown Holdings, Inc.	900	18,162
	Cytec Industries, Inc.	600	16,992
	Deltic Timber Corp.	200	9,110
	Dow Chemical Co.	6,500	173,355
	du Pont (E.I.) de Nemours & Co.	1,500	48,000
	Eagle Materials, Inc.	600	10,626
	Eastman Chemical Co.	500	20,195
	Ecolab, Inc.	400	14,904
	Ferro Corp.	800	12,384
	FMC Corp.	400	17,416
* #	General Moly, Inc.	800	1,592
	Georgia Gulf Corp.	400	920
	Greif, Inc. Class A	300	12,174
* #	Hecla Mining Co.	1,500	3,735
	Hercules, Inc.	600	10,086
*	ICO, Inc.	400	1,788
	International Flavors & Fragrances, Inc.	200	6,376
	International Paper Co.	6,000	103,320
*	ION Geophysical Corp.	1,500	9,840
	Kaiser Aluminum Corp.	200	6,712

26

	KMG Chemicals, Inc.	200	810
	Koppers Holdings, Inc.	200	4,758
	Louisiana-Pacific Corp.	1,400	6,720
	Lubrizol Corp.	400	15,032
#	Martin Marietta Materials, Inc.	100	7,838
	MeadWestavco Corp.	3,600	50,508
	Minerals Technologies, Inc.	300	17,028
	Nalco Holding Co.	1,700	24,004
	Neenah Paper, Inc.	300	2,709
	NewMarket Corp.	200	7,538
	Newmont Mining Corp.	700	18,438
	NL Industries, Inc.	700	9,646
	Nucor Corp.	800	32,408
	Olin Corp.	800	14,528
	Olympic Steel, Inc.	200	4,572
*	OM Group, Inc.	400	8,536
*	Owens-Illinois, Inc.	300	6,864
	P.H. Glatfelter Co.	800	8,248
	Packaging Corp. of America	1,400	23,562
*	Pactiv Corp.	2,000	47,120
* #	Patriot Coal Corp.	80	1,266
	Penford Corp.	200	2,574
*	PolyOne Corp.	2,000	9,500
	PPG Industries, Inc.	300	14,874
	Praxair, Inc.	400	26,060
	Reliance Steel & Aluminum Co.	400	10,016
	Rock-Tenn Co. Class A	700	21,287
*	Rockwood Holdings, Inc.	1,100	13,585
#	Rohm & Haas Co.	300	21,105
*	Rosetta Resources, Inc.	1,000	10,550
	Royal Gold, Inc.	300	8,649
	RPM International, Inc.	1,100	15,620
	Schnitzer Steel Industries, Inc. Class A	200	5,386
	Sealed Air Corp.	700	11,844
	Sensient Technologies Corp.	800	20,184
	Sigma-Aldrich Corp.	200	8,772
	Silgan Holdings, Inc.	200	9,308
*	Smurfit-Stone Container Corp.	2,900	3,915
	Steel Dynamics, Inc.	1,000	11,920
	Stepan Co.	200	7,166
*	Stillwater Mining Co.	500	1,980
	Terra Industries, Inc.	500	10,995
#	Texas Industries, Inc.	200	6,326
	The Mosaic Co.	400	15,764
	The Scotts Miracle-Gro Co. Class A	200	5,224
* #	U.S. Gold Corp.	1,000	700
*	United States Lime & Minerals, Inc.	200	5,100
	United States Steel Corp.	600	22,128
*	Universal Stainless & Alloy Products, Inc.	200	3,686
	Valspar Corp.	1,200	24,540
	Vulcan Materials Co.	400	21,712
	Wausau Paper Corp.	1,900	17,594
	Westlake Chemical Corp.	900	16,407
	Weyerhaeuser Co.	3,000	114,660
Total Materials			1,657,063

27

Telecommunication Services — (2.8%)
*	American Tower Corp.	500	16,155
	AT&T, Inc.	10,915	292,195
*	Cbeyond, Inc.	200	2,404
*	Centennial Communications Corp.	800	2,848
	CenturyTel, Inc.	1,700	42,687
*	Cincinnati Bell, Inc.	2,500	5,975
* #	Cogent Communications Group, Inc.	300	1,434
	Consolidated Communications Holdings, Inc.	300	3,090
*	Crown Castle International Corp.	1,300	27,521
	FairPoint Communications, Inc.	585	2,328
	Frontier Communications Corp.	2,600	19,786
*	General Communications, Inc. Class A	700	5,376
#	Iowa Telecommunications Services, Inc.	300	4,536
*	NeuStar, Inc.	300	5,910
* #	NextWave Wireless, Inc.	1,300	364
*	NII Holdings, Inc.	200	5,152
*	PAETEC Holding Corp.	600	540
*	Premiere Global Services, Inc.	700	6,965
#	Qwest Communications International, Inc.	1,500	4,290
	Regal Entertainment Group	800	10,272
* #	SBA Communications Corp.	300	6,297
	Sprint Nextel Corp.	9,400	29,422
*	Syniverse Holdings, Inc.	1,100	20,680
	Telephone & Data Systems, Inc.	700	18,795
	Telephone & Data Systems, Inc. Special Shares	400	10,960
* #	tw telecom, inc.	500	3,540
*	United States Cellular Corp.	700	26,817
	Verizon Communications, Inc.	10,900	323,403
	Windstream Corp.	800	6,008
Total Telecommunication Services			905,750

Utilities — (3.0%)
	AGL Resources, Inc.	300	9,120
	Allegheny Energy, Inc.	300	9,045
#	ALLETE, Inc.	200	7,000
	Alliant Energy Corp.	200	5,876
#	Ameren Corp.	300	9,735
	American Electric Power Co., Inc.	300	9,789
	American States Water Co.	200	6,842
	Atmos Energy Corp.	600	14,562
	Avista Corp.	700	13,902
	Black Hills Corp.	500	12,625
	California Water Service Group	200	7,512
	CenterPoint Energy, Inc.	500	5,760
	Central Vermont Public Service Corp.	100	1,991
	CH Energy Group, Inc.	200	8,246
	Cleco Corp.	600	13,806
	CMS Energy Corp.	1,000	10,250
	Consolidated Edison, Inc.	400	17,328
	Dominion Resources, Inc.	400	14,512
	DPL, Inc.	500	11,405
	DTE Energy Co.	300	10,590
	Duke Energy Corp.	1,100	18,018

28

*	Dynegy, Inc.	800	2,912
	Edison International	300	10,677
*	El Paso Electric Co.	500	9,260
	Empire District Electric Co.	400	7,684
	Energen Corp.	200	6,714
	Entergy Corp.	200	15,610
	Equitable Resources, Inc.	200	6,942
	Exelon Corp.	600	32,544
	FirstEnergy Corp.	300	15,648
	FPL Group, Inc.	300	14,172
	Great Plains Energy, Inc.	400	7,776
	Hawaiian Electric Industries, Inc.	600	15,972
	IDACORP, Inc.	300	7,998
	Integrys Energy Group, Inc.	300	14,280
	Laclede Group, Inc.	200	10,464
	MDU Resources Group, Inc.	300	5,463
	MGE Energy, Inc.	200	7,126
	Middlesex Water Co.	300	5,172
*	Mirant Corp.	1,500	26,280
	National Fuel Gas Co.	200	7,238
	New Jersey Resources Corp.	300	11,172
	Nicor, Inc.	200	9,242
	NiSource, Inc.	300	3,888
	Northeast Utilities, Inc.	300	6,768
	Northwest Natural Gas Co.	200	10,176
	NorthWestern Corp.	500	9,770
* #	NRG Energy, Inc.	1,400	32,550
	NSTAR	500	16,525
	OGE Energy Corp.	400	10,920
	Oneok, Inc.	200	6,380
	Ormat Technologies, Inc.	400	9,664
	Otter Tail Corp.	200	4,696
	Pepco Holdings, Inc.	300	6,195
	PG&E Corp.	300	11,001
	Piedmont Natural Gas Co.	500	16,460
	Pinnacle West Capital Corp.	450	14,243
	Portland General Electric Co.	400	8,208
	PPL Corp.	300	9,846
	Progress Energy, Inc.	400	15,748
	Public Service Enterprise Group, Inc.	2,900	81,635
	Puget Energy, Inc.	500	11,715
	Questar Corp.	900	31,014
*	Reliant Energy, Inc.	1,900	9,975
	SCANA Corp.	200	6,582
	Sempra Energy	200	8,518
	Sierra Pacific Resources	1,300	10,777
	SJW Corp.	400	11,120
	South Jersey Industries, Inc.	200	6,814
	Southern Co.	600	20,604
	Southern Union Co.	500	8,610
	Southwest Gas Corp.	400	10,448
	Southwest Water Co.	200	1,594
	TECO Energy, Inc.	900	10,386
	UGI Corp.	500	11,935
	UIL Holdings Corp.	300	9,900

29

Unisource Energy Corp.	400	11,032
Vectren Corp.	500	12,600
Westar Energy, Inc.	600	11,694
WGL Holdings, Inc.	400	12,876
Wisconsin Energy Corp.	200	8,700
Xcel Energy, Inc.	700	12,194
York Water Co.	300	3,600
Total Utilities		985,621

TOTAL COMMON STOCKS		29,967,851
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	78,890	78,890

	Face
	Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $205,000 FNMA 6.50%, 08/01/36, valued at $152,897) to be repurchased at $147,012	$147	147,000
TOTAL TEMPORARY CASH INVESTMENTS		225,890

Shares
SECURITIES LENDING COLLATERAL — (8.1%)
§ @	DFA Short Term Investment Fund LP	2,511,533	2,511,533

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25% 11/03/08 (Collateralized by $405,173 GNMA 7.000%, 09/15/36, valued at $170,305) to be repurchased at $165,260	$165	165,257

TOTAL SECURITIES LENDING COLLATERAL		2,676,790

TOTAL INVESTMENTS - (100.0%) (Cost $48,702,333)		$32,870,531

See accompanying Notes to Financial Statements.

30

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.3%)
*	4Kids Entertainment, Inc.	38,879	$205,670
* #	99 Cents Only Stores	375,623	4,582,601
*	A.C. Moore Arts & Crafts, Inc.	12,557	34,908
	Aaron Rents, Inc.	42,771	1,060,293
*	Acme Communications, Inc.	114,833	57,416
	Acme United Corp.	1,331	13,709
	Aldila, Inc.	32,734	140,756
*	Alloy, Inc.	89,541	449,496
#	American Axle & Manufacturing Holdings, Inc.	208,600	748,874
*	American Biltrite, Inc.	3,400	14,110
	American Greetings Corp. Class A	183,500	2,143,280
* #	America’s Car-Mart, Inc.	75,137	1,226,987
	Arctic Cat, Inc.	24,348	184,558
#	ArvinMeritor, Inc.	451,300	2,671,696
	Asbury Automotive Group, Inc.	150,600	489,450
*	Ashworth, Inc.	126,003	230,585
*	ATC Technology Corp.	108,364	2,376,423
*	Audiovox Corp. Class A	158,237	932,016
* #	AutoNation, Inc.	242,885	1,668,620
* #	Avatar Holdings, Inc.	16,400	556,780
*	Bakers Footwear Group, Inc.	5,356	6,588
*	Ballantyne of Omaha, Inc.	105,612	190,102
#	Barnes & Noble, Inc.	86,516	1,633,422
	Bassett Furniture Industries, Inc.	55,900	246,519
	Beasley Broadcast Group, Inc.	49,173	73,268
	Belo Corp. Class A	197,909	421,546
*	Benihana, Inc. Class A	9,053	26,978
* #	Big Lots, Inc.	417,700	10,204,411
* #	BJ’s Restaurants, Inc.	96	853
#	Blockbuster, Inc. Class A	821,000	1,247,920
* #	Blockbuster, Inc. Class B	370,444	322,286
* #	Bluegreen Corp.	118,042	572,504
	Bob Evans Farms, Inc.	232,865	4,862,221
#	Bon-Ton Stores, Inc.	99,926	223,834
	Books-A-Million, Inc.	116,262	366,225
	BorgWarner, Inc.	65,284	1,466,931
	Bowl America, Inc. Class A	11,589	123,423
#	Brookfield Homes Corp.	53,510	490,152
#	Brown Shoe Company, Inc.	192,150	2,025,261
	Brunswick Corp.	488,222	1,694,130
#	Building Materials Holding Corp.	47,430	11,383
* #	Cabela’s, Inc.	160,169	1,273,344
*	Cache, Inc.	18,185	65,284
* #	California Coastal Communities, Inc.	29,182	37,061

1

	Callaway Golf Co.	253,014	2,646,526
	Carmike Cinemas, Inc.	69,472	149,365
*	Carriage Services, Inc.	175,846	418,513
*	Casual Male Retail Group, Inc.	147,820	280,858
*	Cavalier Homes, Inc.	112,514	178,897
*	Cavco Industries, Inc.	23,021	783,405
* #	Champion Enterprises, Inc.	3,900	7,293
*	Charlotte Russe Holding, Inc.	41,366	349,543
* #	Charming Shoppes, Inc.	151,414	166,555
*	Cheesecake Factory, Inc.	194,400	1,710,720
*	Chromcraft Revington, Inc.	6,726	3,027
	Churchill Downs, Inc.	33,050	1,255,239
	Cinemark Holdings, Inc.	59,267	491,323
	Coachmen Industries, Inc.	41,816	45,161
	Coast Distribution System, Inc.	17,974	39,543
	Cobra Electronics Corp.	10,930	17,597
*	Coldwater Creek, Inc.	168,000	603,120
	Collectors Universe, Inc.	41,743	154,870
*	Concord Camera Corp.	58,960	116,742
* #	Conn’s, Inc.	135,198	1,831,933
#	Cooper Tire & Rubber Co.	386,293	2,947,416
	Courier Corp.	501	8,722
* #	Cox Radio, Inc.	146,400	797,880
	Craftmade International, Inc.	1,848	3,530
	CSS Industries, Inc.	39,700	881,340
*	Culp, Inc.	67,786	194,546
*	Cumulus Media, Inc. Class A	101,912	107,008
*	Cybex International, Inc.	55,064	109,027
*	Cycle Country Accessories Corp.	6,000	4,200
	Decorator Industries, Inc.	2,200	2,805
*	dELiA*s, Inc.	15,826	38,299
*	Delta Apparel, Inc.	7,818	47,690
*	Design Within Reach, Inc.	43,649	87,734
*	Diedrich Coffee, Inc.	22,469	23,592
#	Dillards, Inc. Class A	440,846	2,349,709
#	DineEquity, Inc.	43,526	784,774
*	Dixie Group, Inc.	123,107	504,739
*	Dorman Products, Inc.	75,979	854,764
	Dover Motorsports, Inc.	110,857	237,234
* #	drugstore.com, Inc.	8,952	15,935
* #	DSW, Inc.	10,200	131,886
*	Duckwall-ALCO Stores, Inc.	10,636	137,098
	E.W. Scripps Co.	53,100	246,915
*	Emerson Radio Corp.	257,797	149,522
	Emmis Communications Corp. Class A	63,815	41,480
#	Entercom Communications Corp.	3,101	2,140
*	Entravision Communications Corp.	175,000	330,750
#	Escalade, Inc.	8,613	11,714
	Finish Line, Inc. Class A	308,915	2,956,317
	Fisher Communications, Inc.	24,077	888,441
*	Flanigan’s Enterprises, Inc.	5,679	25,555
	Flexsteel Industries, Inc.	22,700	184,551
	Foot Locker, Inc.	432,273	6,319,831
* #	Franklin Covey Co.	81,816	417,262
*	Franklin Electronic Publishers, Inc.	35,603	45,394

2

	Fred’s, Inc.	291,446	3,570,213
	Frisch’s Restaurants, Inc.	13,039	222,967
*	Fuel Systems Solutions, Inc.	55,380	1,575,561
*	Full House Resorts, Inc.	6,400	7,680
#	Furniture Brands International, Inc.	214,258	1,219,128
*	GameTech International, Inc.	34,256	80,844
* #	Gander Mountain Co.	151,107	306,747
* #	Gaylord Entertainment Co.	3,600	77,076
*	G-III Apparel Group, Ltd.	95,865	1,323,896
#	Gray Television, Inc.	164,607	82,303
	Gray Television, Inc. Class A	3,400	5,100
#	Group 1 Automotive, Inc.	87,200	876,360
*	Harris Interactive, Inc.	491,350	569,966
#	Harte-Hanks, Inc.	61,900	434,538
*	Hartmarx Corp.	233,000	137,470
*	Hastings Entertainment, Inc.	77,276	350,060
	Haverty Furniture Co., Inc.	121,800	1,198,512
*	Hayes Lemmerz International, Inc.	737,404	980,747
#	Hearst-Argyle Television, Inc.	149,430	2,238,461
*	Heelys, Inc.	33,528	117,683
* #	Helen of Troy, Ltd.	186,380	3,352,976
*	Hollywood Media Corp.	99,401	190,850
*	Hot Topic, Inc.	290,499	1,882,434
*	Hovnanian Enterprises, Inc. Class A	120,400	516,516
*	ILX Resorts, Inc.	19,284	23,912
*	Image Entertainment, Inc.	7,614	5,863
*	Interstate Hotels & Resorts, Inc.	170,496	167,086
	J. Alexander’s Corp.	38,894	188,636
* #	JAKKS Pacific, Inc.	213,554	4,777,203
* #	Jarden Corp.	136,700	2,433,260
*	Jo-Ann Stores, Inc.	102,336	1,960,758
	Johnson Outdoors, Inc.	102,746	858,957
	Jones Apparel Group, Inc.	270,200	3,001,922
	Journal Communications, Inc. Class A	212,000	530,000
#	KB HOME	82,425	1,375,673
	Kenneth Cole Productions, Inc. Class A	46,405	616,258
	Kimball International, Inc. Class B	180,974	1,348,256
	K-Swiss, Inc. Class A	16	242
	LaCrosse Footwear, Inc.	11,416	163,249
*	Lakeland Industries, Inc.	33,327	330,937
* #	Lakes Entertainment, Inc.	91,641	394,056
#	Landry’s Restaurants, Inc.	103,550	1,299,552
*	Lazare Kaplan International, Inc.	42,210	303,912
#	La-Z-Boy, Inc.	207,222	1,197,743
*	Lear Corp.	118,957	239,104
#	Lee Enterprises, Inc.	157,300	393,250
#	Leggett & Platt, Inc.	243,884	4,233,826
	Libbey, Inc.	75,731	277,175
*	Liberty Media Holding Corp. Capital Class A	360,759	2,456,769
#	Lifetime Brands, Inc.	21,627	105,972
*	LIN TV Corp.	231,702	396,210
	Lithia Motors, Inc. Class A	43,836	179,728
* #	Live Nation, Inc.	175,747	1,977,154
*	Lodgian, Inc.	250,800	1,279,080
*	Luby’s, Inc.	177,750	860,310

3

#	M/I Homes, Inc.	105,014	1,429,241
*	Mace Security International, Inc.	79,353	69,037
* #	MarineMax, Inc.	16,500	38,280
*	McCormick & Schmick’s Seafood Restaurants, Inc.	10,003	48,915
	MDC Holdings, Inc.	57,848	1,945,428
*	Meade Instruments Corp.	136,632	23,227
#	Media General, Inc. Class A	9,950	75,918
* #	Meritage Homes Corp.	162,287	2,228,201
	Modine Manufacturing Co.	79,766	590,268
* #	Mohawk Industries, Inc.	90,238	4,365,714
#	Monaco Coach Corp.	157,524	346,553
	Monro Muffler Brake, Inc.	15,147	326,115
*	Morton’s Restaurant Group, Inc.	35,823	123,948
*	Mothers Work, Inc.	23,702	208,104
	Movado Group, Inc.	133,363	2,028,451
*	MTR Gaming Group, Inc.	90,446	242,395
* #	Multimedia Games, Inc.	79,835	241,102
*	Nathan’s Famous, Inc.	195	3,065
	National Presto Industries, Inc.	15,400	1,020,250
#	Nautilus Group, Inc.	222,141	542,024
*	Navarre Corp.	1,800	1,656
	New Frontier Media, Inc.	52,057	99,949
*	New Motion, Inc.	3,155	5,616
#	Noble International, Ltd.	14,117	22,587
	OfficeMax, Inc.	35,200	283,360
#	Orleans Homebuilders, Inc.	108,163	332,060
	O’Charleys, Inc.	210,819	1,581,142
* #	Outdoor Channel Holdings, Inc.	112,656	901,248
	Oxford Industries, Inc.	95,300	1,283,691
*	P & F Industries, Inc. Class A	2,025	2,794
* #	Palm Harbor Homes, Inc.	12,507	107,560
*	PC Mall, Inc.	125,762	563,414
	Pennichuck Corp.	1,935	41,428
#	Penske Automotive Group, Inc.	322,600	2,642,094
*	Perry Ellis International, Inc.	101,983	998,414
#	Phillips-Van Heusen Corp.	15,200	372,552
*	Phoenix Footwear Group, Inc.	65,346	26,465
* #	Pinnacle Entertainment, Inc.	112,670	630,952
*	Pomeroy IT Solutions, Inc.	75,878	197,283
*	PreVu, Inc.	136,349	545
*	Proliance International, Inc.	76,321	45,793
*	QEP Co., Inc.	16,059	57,331
*	Quiksilver, Inc.	252,532	654,058
* #	R.H. Donnelley Corp.	7,900	6,715
*	Radio One, Inc. Class D	1,200	96
*	Rainmaker Systems, Inc.	26,671	33,339
*	RC2 Corp.	91,760	1,165,352
*	Reading International, Inc. Class A	21,399	118,122
*	Reading International, Inc. Class B	6,238	38,488
*	Red Lion Hotels Corp.	95,176	263,638
*	Regent Communications, Inc.	213,949	62,045
	Regis Corp.	163,570	2,023,361
*	Rent-A-Center, Inc.	4,174	60,940
*	Retail Ventures, Inc.	9,370	19,302
*	Rex Stores Corp.	113,415	1,007,125

4

*	Rockford Corp.	44,741	43,846
* #	Rocky Brands, Inc.	44,711	185,551
*	Rubio’s Restaurants, Inc.	42,257	185,086
	Ruby Tuesday, Inc.	21,700	52,297
	Russ Berrie & Co., Inc.	63,541	171,561
#	Ryland Group, Inc.	195,019	3,664,407
*	Saga Communications, Inc. Class A	107,925	577,399
	Salem Communications Corp.	41,951	44,049
	Sauer-Danfoss, Inc.	31,590	323,797
	Scholastic Corp.	230,922	4,288,222
	Service Corp. International	190,642	1,315,430
	Shiloh Industries, Inc.	202,654	1,015,297
*	Shoe Carnival, Inc.	79,586	1,115,000
	Sinclair Broadcast Group, Inc. Class A	371,165	1,198,863
*	Skechers U.S.A., Inc. Class A	87,800	1,192,324
	Skyline Corp.	32,437	701,288
#	Sonic Automotive, Inc.	125,951	646,129
* #	Source Interlink Companies, Inc.	217,928	80,633
*	Spanish Broadcasting System, Inc.	314,187	72,263
	Speedway Motorsports, Inc.	174,131	2,777,389
*	Sport Chalet, Inc. Class A	138,660	217,696
*	Sport Chalet, Inc. Class B	6,680	12,692
	Sport Supply Group, Inc.	39,501	317,193
*	Sport-Haley, Inc.	7,995	5,956
	Stage Stores, Inc.	113,862	877,876
	Standard Motor Products, Inc.	74,266	312,660
	Standard Pacific Corp.	453,441	1,292,307
	Stanley Furniture, Inc.	20,238	199,142
*	Steinway Musical Instruments, Inc.	49,787	1,108,259
* #	Steven Madden, Ltd.	76,865	1,674,120
#	Stewart Enterprises, Inc.	331,121	1,711,896
* #	Stoneridge, Inc.	126,623	720,485
	Strattec Security Corp.	12,659	271,662
	Sturm Ruger & Co., Inc.	63,943	457,192
#	Superior Industries International, Inc.	131,700	1,883,310
	Superior Uniform Group, Inc.	39,336	392,967
* #	Syms Corp.	43,494	456,687
#	Systemax, Inc.	294,771	4,173,957
	Tandy Brand Accessories, Inc.	56,879	137,078
* #	Tarragon Corp.	141,120	18,346
*	The Hallwood Group, Inc.	703	23,550
	The Marcus Corp.	116,200	1,630,286
	The Pep Boys - Manny, Moe & Jack	425,700	2,051,874
* #	The Walking Co Holdings, Inc.	779	2,789
*	Timberland Co. Class A	126,936	1,535,926
*	Toll Brothers, Inc.	336,336	7,776,088
*	Trans World Entertainment Corp.	62,383	149,719
*	TRW Automotive Holdings Corp.	219,310	1,386,039
*	Tuesday Morning Corp.	29,033	65,034
*	Unifi, Inc.	314,583	1,509,998
	Unifirst Corp.	79,200	2,584,296
*	Universal Electronics, Inc.	91	1,923
* #	Valassis Communications, Inc.	316,700	1,406,148
*	ValueVision Media, Inc. Class A	232,908	160,707
	Virco Manufacturing Corp.	23,598	64,659

5

*	Warnaco Group, Inc.	35,255	1,050,952
* #	West Marine, Inc.	96,979	613,877
	Whirlpool Corp.	35,100	1,637,415
*	WPT Enterprises, Inc.	43,894	16,680
	Wyndham Worldwide Corp.	363,900	2,980,341
	Xerium Technologies, Inc.	167,067	649,891
* #	Zale Corp.	259,081	4,419,922
Total Consumer Discretionary			234,365,222

Consumer Staples — (4.1%)
	Alico, Inc.	417	16,426
* #	Alliance One International, Inc.	252,242	842,488
	American Italian Pasta Co.	5,241	66,823
* #	BJ’s Wholesale Club, Inc.	1,500	52,800
*	Bridgford Foods Corp.	7,116	28,464
#	Cal-Maine Foods, Inc.	104,808	3,080,307
* #	Caribou Coffee Co.	6,000	10,680
	Casey’s General Stores, Inc.	163,673	4,942,925
*	Central Garden & Pet Co.	115,346	389,869
*	Central Garden & Pet Co. Class A	122,098	388,272
#	Chiquita Brands International, Inc.	287,200	3,920,280
	Coffee Holding Co, Inc.	2,900	4,785
*	Collective Brands, Inc.	115,480	1,476,989
*	Constellation Brands, Inc. Class A	355,216	4,454,409
*	Craft Brewers Alliance, Inc.	117,683	328,336
	Del Monte Foods Co.	663,256	4,185,145
	Farmer Brothers Co.	91,314	2,191,536
	Golden Enterprises, Inc.	26,984	58,016
	Griffin Land & Nurseries, Inc. Class A	6,066	186,044
* #	Hain Celestial Group, Inc.	139,730	3,247,325
	Imperial Sugar Co.	68,747	813,964
	Ingles Market, Inc. Class A	45,563	850,206
#	J & J Snack Foods Corp.	28,777	902,447
	J.M. Smucker Co.	56,800	2,531,008
#	Lance, Inc.	364	7,531
#	Mannatech, Inc.	98,700	395,787
* #	Maui Land & Pineapple Co., Inc.	35,044	543,182
	MGP Ingredients, Inc.	82,632	125,601
*	Monterey Pasta Co.	153,364	242,315
	Nash-Finch Co.	157,694	6,217,874
*	Natural Alternatives International, Inc.	3,467	21,773
	Oil-Dri Corp. of America	26,611	440,412
*	Omega Protein Corp.	155,249	1,145,738
*	Parlux Fragrances, Inc.	147,252	475,624
	PepsiAmericas, Inc.	149,128	2,822,993
#	Pilgrim’s Pride Corp.	160,854	176,939
*	Prestige Brands Holdings, Inc.	185,186	1,279,635
#	PriceSmart, Inc.	101,572	1,513,423
	Sanderson Farms, Inc.	84,828	2,648,330
*	Sanfilippo (John B.) & Son, Inc.	45,944	331,256
*	Schiff Nutrition International, Inc.	64,406	379,351
	Seaboard Corp.	2,423	3,246,820
*	Seneca Foods Corp. Class A	1,900	30,913
*	Seneca Foods Corp. Class B	1,500	26,782
* #	Smithfield Foods, Inc.	404,673	4,257,160

6

#	Spartan Stores, Inc.	85,500	2,307,645
	Tasty Baking Co.	56,027	245,398
*	TreeHouse Foods, Inc.	165,880	5,019,529
#	Universal Corp.	114,305	4,525,335
	Weis Markets, Inc.	52,084	1,689,605
*	Winn-Dixie Stores, Inc.	247,279	3,714,131
*	Zapata Corp.	38,286	239,287
Total Consumer Staples			79,039,913

Energy — (7.0%)
	Adams Resources & Energy, Inc.	22,237	413,608
*	Allis-Chalmers Energy, Inc.	260,442	1,760,588
* #	American Oil & Gas, Inc.	104,600	188,280
* #	Aventine Renewable Energy Holdings, Inc.	34,800	67,860
	Barnwell Industries, Inc.	15,041	96,262
*	Basic Energy Services, Inc.	141,814	1,940,016
*	Bill Barret Corp.	18,886	385,274
*	Brigham Exploration Co.	317,938	2,492,634
* #	Bristow Group, Inc.	105,600	2,615,712
*	Callon Petroleum Co.	183,000	1,888,560
*	Catalytica Energy Systems, Inc.	64	108
	Cimarex Energy Co.	276,334	11,180,474
*	Clayton Williams Energy, Inc.	3,696	178,997
*	Complete Production Services, Inc.	287,900	3,567,081
* #	Comstock Resources, Inc.	73,424	3,628,614
*	CREDO Petroleum Corp.	315	2,756
* #	Edge Petroleum Corp.	15,392	9,081
*	Encore Acquisition Co.	91,602	2,853,402
*	Endeavour International Corp.	851	638
*	Energy Partners, Ltd.	2,108	9,107
*	EXCO Resources, Inc.	429,729	3,949,210
* #	Forest Oil Corp.	286,943	8,381,605
*	Geokinetics, Inc.	18,580	105,906
* #	Geomet, Inc.	108,367	319,683
* #	Grey Wolf, Inc.	484,630	3,111,325
	Gulf Island Fabrication, Inc.	16,250	320,287
*	Gulfmark Offshore, Inc.	100,024	3,700,888
*	Gulfport Energy Corp.	136,515	962,431
* #	Harvest Natural Resources, Inc.	77,400	657,126
	Helmerich & Payne, Inc.	224,400	7,699,164
*	Hercules Offshore, Inc.	142,709	1,040,349
*	HKN, Inc.	29,902	156,088
*	Hornbeck Offshore Services, Inc.	20,912	497,706
#	Lufkin Industries, Inc.	4,753	248,677
* #	Mariner Energy, Inc.	533,200	7,672,748
#	Massey Energy Co.	132,920	3,069,123
*	Meridian Resource Corp.	487,803	580,486
*	Natural Gas Services Group	20,521	271,903
*	Newpark Resources, Inc.	621,800	3,575,350
*	Oil States International, Inc.	59,049	1,365,803
*	OMNI Energy Services Corp.	39,156	88,101
	Overseas Shipholding Group, Inc.	102,666	3,858,188
*	Parker Drilling Co.	176,615	904,269
	Patterson-UTI Energy, Inc.	205,225	2,723,336
*	Petrohawk Energy Corp.	62,807	1,190,193

7

*	Petroleum Development Corp.	69,700	1,443,487
*	PHI, Inc. Non-Voting	106,652	2,237,559
* #	Pioneer Drilling Co.	220,282	1,704,983
	Pioneer Natural Resources Co.	77,075	2,144,997
*	Plains Exploration & Production Co.	32,405	913,821
*	Quest Resource Corp.	48,057	20,424
	Rowan Companies, Inc.	118,517	2,149,898
* #	Royale Energy, Inc.	16,500	58,410
* #	SEACOR Holdings, Inc.	66,942	4,496,494
*	Stone Energy Corp.	161,566	4,901,912
*	Swift Energy Corp.	145,970	4,682,718
	Tidewater, Inc.	68,514	2,987,896
* #	Trico Marine Services, Inc.	86,894	782,046
*	Unit Corp.	69,166	2,596,492
#	USEC, Inc.	218,652	903,033
*	VeraSun Energy Corp.	246,184	125,554
#	W&T Offshore, Inc.	99,829	1,913,722
*	Whiting Petroleum Corp.	181,168	9,418,924
#	World Fuel Services Corp.	13,100	280,733
Total Energy			133,492,100

Financials — (22.2%)
	1st Source Corp.	224,741	4,822,942
	21st Century Holding Co.	60,527	328,056
	Abigail Adams National Bancorp, Inc.	2,500	10,000
	Abington Bancorp, Inc.	123,422	1,277,418
	Access National Corp.	1,000	5,845
	Advanta Corp. Class A	70,198	166,369
#	Advanta Corp. Class B	178,168	805,319
	Affirmative Insurance Holdings, Inc.	20,359	24,227
* #	Allegheny Corp.	9,199	2,594,118
	Alliance Bancorp, Inc. of Pennsylvania	650	5,200
	Alliance Financial Corp.	4,790	110,170
* #	Alphatec Holdings, Inc.	74,988	294,703
* #	AmComp, Inc.	58,871	714,694
	Amcore Financial, Inc.	113,923	529,742
	Ameriana Bancorp	1,045	7,707
	American Bancorp of New Jersey, Inc.	71,697	645,273
#	American Capital, Ltd.	64,006	899,284
	American Equity Investment Life Holding Co.	418,680	1,892,434
	American Financial Group, Inc.	227,271	5,165,870
*	American Independence Corp.	20,458	70,580
	American National Bankshares, Inc.	2,900	42,775
	American Physicians Capital, Inc.	119,975	4,908,177
* #	AmeriCredit Corp.	62,534	366,449
	Ameris Bancorp	61,589	679,943
*	Amerisafe, Inc.	128,639	2,217,736
*	AmeriServe Financial, Inc.	182,092	447,946
#	Anchor Bancorp Wisconsin, Inc.	84,656	482,539
*	Appalachian Bancshares, Inc.	2,261	11,237
	Arrow Financial Corp.	54,093	1,405,877
#	Asset Acceptance Capital Corp.	62,975	510,727
	Associated Banc-Corp.	76,937	1,697,230
*	Atlantic American Corp.	17,650	20,121
	Atlantic Coast Federal Corp.	6,086	39,620

8

#	Atlantic Southern Financial Group, Inc.	400	4,400
* #	B of I Holding, Inc.	40,278	185,279
	Baldwin & Lyons, Inc. Class B	60,228	1,095,547
#	BancFirst Corp.	112	5,645
	Bancorp Rhode Island, Inc.	5,442	131,805
	BancorpSouth, Inc.	92,601	2,247,426
#	BancTrust Financial Group, Inc.	4,330	53,952
	Bank Mutual Corp.	247,399	2,852,510
* #	Bank of Florida Corp.	64,195	391,589
	Bank of Granite Corp.	59,785	230,172
#	BankAtlantic Bancorp, Inc.	11,652	71,893
	BankFinancial Corp.	139,117	1,695,836
#	BankUnited Financial Corp. Class A	4,391	2,042
	Banner Corp.	31,627	403,877
	Bar Harbor Bankshares	11,193	301,651
	BCB Bancorp, Inc.	1,775	21,566
	Benjamin Franklin Bancorp, Inc.	11,689	151,840
	Berkshire Bancorp, Inc.	2,536	16,180
	Berkshire Hills Bancorp, Inc.	58,501	1,522,781
	Beverly Hills Bancorp, Inc.	123,056	89,831
	BGC Partners, Inc. Class A	81,918	335,045
*	BNCCORP, Inc.	6,661	41,631
	Brookline Bancorp, Inc.	131,811	1,542,189
	Cadence Financial Corp.	43,980	329,850
	California First National Bancorp	16,094	139,696
	Camco Financial Corp.	13,888	98,883
	Camden National Corp.	33,747	987,100
	Capital Bank Corp.	2,558	20,208
#	Capital Corp. of the West	56,482	129,909
	Capital Southwest Corp.	25,174	2,567,748
#	Capitol Bancorp, Ltd.	117,982	1,208,136
	Cardinal Financial Corp.	146,754	915,745
	Carrollton Bancorp	200	1,660
	Cascade Financial Corp.	8,993	62,501
	Cash America International, Inc.	82	2,900
#	Cathay General Bancorp	69,513	1,701,678
	Center Bancorp, Inc.	33,287	339,527
	Center Financial Corp.	99,225	1,022,017
	Centerstate Banks of Florida, Inc.	2,000	35,000
	Central Bancorp, Inc.	3,917	27,909
*	Central Jersey Bancorp	20,723	141,745
#	Central Pacific Financial Corp.	48,078	750,017
	Centrue Financial Corp.	6,860	74,637
	CFS Bancorp, Inc.	118,688	961,373
#	Chemical Financial Corp.	81,900	2,151,513
*	Chicopee Bancorp, Inc.	1,000	12,300
	Citizens Community Bancorp, Inc.	24,951	147,460
	Citizens First Bancorp, Inc.	29,657	87,488
#	Citizens Republic Bancorp, Inc.	53,051	156,500
	Citizens South Banking Corp.	25,624	172,962
* #	Citizens, Inc.	218,907	1,858,520
	City National Corp.	40,100	2,146,553
*	CNA Surety Corp.	241,846	3,349,567
	CoBiz Financial, Inc.	11	128
	Codorus Valley Bancorp, Inc.	1,188	12,052

9

	Columbia Banking System, Inc.	129,608	2,063,359
	Comerica, Inc.	68,700	1,895,433
	Commonwealth Bankshares, Inc.	7,310	72,734
* #	Community Bancorp	5,102	16,428
#	Community Bank System, Inc.	300,570	7,499,221
	Community Bankshares, Inc.	907	19,011
	Community Capital Corp.	1,239	11,151
	Community Trust Bancorp, Inc.	27,190	907,602
#	Community West Bancshares	16,252	60,945
* #	CompuCredit Corp.	62,889	162,254
*	Conseco, Inc.	107,970	200,824
*	Consumer Portfolio Services, Inc.	92,674	100,088
	Cooperative Bankshares, Inc.	5,414	15,701
*	Core-Mark Holding Co., Inc.	20,707	409,377
#	Corus Bankshares, Inc.	324,146	713,121
*	Cowen Group, Inc.	35,518	251,112
*	Cowlitz Bancorporation	5,219	33,741
	Crawford & Co. Class A	1,382	10,655
#	Crawford & Co. Class B	3,974	57,623
*	Crescent Financial Corp.	44,600	238,610
	CVB Financial Corp.	800	10,128
*	Dearborn Bancorp, Inc.	61,703	186,960
	Delphi Financial Group, Inc. Class A	18,271	287,768
	Dime Community Bancshares	71,715	1,197,640
	Donegal Group, Inc. Class A	69,868	1,144,438
	Donegal Group, Inc. Class B	6,311	103,185
* #	E*TRADE Financial Corp.	40,880	74,402
	Eastern Insurance Holdings, Inc.	47,527	446,279
	Eastern Virginia Bankshares, Inc.	1,500	15,735
	ECB Bancorp, Inc.	874	16,606
#	EMC Insurance Group, Inc.	157,502	3,852,499
*	Encore Bancshares, Inc.	5,877	98,087
*	Encore Capital Group, Inc.	135,459	1,267,896
	Enterprise Financial Services Corp.	2,454	45,522
	ESB Financial Corp.	8,257	85,873
	ESSA Bancorp, Inc.	62,999	873,166
	F.N.B. Corp.	18,790	246,149
#	Farmers Capital Bank Corp.	7,684	151,990
	FBL Financial Group, Inc. Class A	160,038	2,794,263
#	Federal Agriculture Mortgage Corp. Class A	700	2,100
#	Federal Agriculture Mortgage Corp. Class C	85,157	493,911
	Fidelity Bancorp, Inc.	1,900	19,760
	Fidelity National Financial, Inc.	261,074	2,352,277
	Fidelity Southern Corp.	11,865	40,934
#	Fifth Third Bancorp	396	4,297
	Financial Federal Corp.	18,000	416,700
	Financial Institutions, Inc.	14,126	228,982
*	First Acceptance Corp.	60,683	185,083
	First Advantage Bancorp	2,023	20,190
	First American Corp.	211,869	4,324,246
#	First Bancorp	13,598	237,965
	First Bancorp, Inc.	7,084	127,512
	First Bancshares, Inc.	2,300	35,765
	First Busey Corp.	157,990	2,944,934
	First Business Financial Services, Inc.	1,900	32,262

10

	First Citizens BancShares, Inc.	23,887	3,652,800
#	First Commonwealth Financial Corp.	221,189	2,446,350
	First Defiance Financial Corp.	24,522	246,446
	First Federal Bancshares of Arkansas, Inc.	18,302	159,593
	First Federal Bankshares, Inc.	1,218	3,216
	First Federal of Northern Michigan Bancorp, Inc.	7,936	21,824
	First Financial Bancorp	27,656	371,973
	First Financial Bankshares, Inc.	300	16,257
	First Financial Corp.	99,379	4,201,744
	First Financial Holdings, Inc.	14,858	322,419
	First Financial Service Corp.	1,300	23,595
	First Franklin Corp.	1,300	7,592
*	First Keystone Financial, Inc.	2,200	19,745
	First M&F Corp.	6,670	63,432
*	First Mariner Bancorp, Inc.	6,304	9,267
	First Merchants Corp.	232,279	5,112,461
*	First Mercury Financial Corp.	36,844	397,547
	First Niagara Financial Group, Inc.	606,949	9,571,586
	First PacTrust Bancorp, Inc.	16,022	163,424
	First Place Financial Corp.	159,329	1,094,590
* #	First Regional Bancorp	48,827	268,548
	First Security Group, Inc.	15,903	119,113
	First United Corp.	6,970	121,417
	First West Virginia Bancorp, Inc.	780	11,778
	Firstbank Corp.	12,250	112,461
*	FirstCity Financial Corp.	85,999	279,497
	FirstMerit Corp.	1,200	27,984
#	Flagstar Bancorp, Inc.	253,828	482,273
	Flushing Financial Corp.	7,869	122,363
	FNB United Corp.	35,716	229,654
*	Forestar Real Estate Group, Inc.	2,600	22,750
*	FPIC Insurance Group, Inc.	86,167	3,856,835
* #	Franklin Bank Corp.	1,721	413
#	Frontier Financial Corp.	900	5,994
#	Fulton Financial Corp.	72,111	757,165
#	Gateway Financial Holdings, Inc.	84,607	460,262
	German American Bancorp, Inc.	65,434	745,948
	Glacier Bancorp, Inc.	1,100	22,187
*	Golfsmith International Holdings, Inc.	161	153
#	Great Southern Bancorp, Inc.	900	9,585
#	Greene Bancshares, Inc.	6,716	132,641
*	Guaranty Bancorp	319,499	1,361,066
	Guaranty Federal Bancshares, Inc.	13,552	116,005
#	Habersham Bancorp	943	5,045
*	Hallmark Financial Services, Inc.	58,218	378,417
#	Hancock Holding Co.	500	22,080
	Hanmi Financial Corp.	9,500	38,000
	Hanover Insurance Group, Inc.	119,931	4,707,292
	Harleysville Group, Inc.	245,883	7,764,985
	Harleysville National Corp.	122,269	1,695,871
	Harleysville Savings Financial Corp.	812	10,657
	Harrington West Financial Group, Inc.	5,500	20,900
*	Harris & Harris Group, Inc.	58,664	293,320
	Hawthorn Bancshares, Inc.	2,527	49,580
	HCC Insurance Holdings, Inc.	137,874	3,041,500

11

	Heartland Financial USA, Inc.	3,164	75,145
	Heritage Commerce Corp.	9,364	121,170
	Heritage Financial Corp.	1,432	17,485
	Heritage Financial Group	1,717	16,990
	HF Financial Corp.	5,809	79,758
*	Hilltop Holdings, Inc.	51,800	486,920
	Hingham Institution for Savings	200	5,780
	HMN Financial, Inc.	24,044	216,396
	Home Federal Bancorp, Inc.	66,207	767,339
	HopFed Bancorp, Inc.	1,419	15,354
	Horace Mann Educators Corp.	321,020	2,555,319
#	Horizon Financial Corp.	74,288	446,471
*	HouseValues, Inc.	200	532
	IBERIABANK Corp.	62,210	3,168,977
#	Imperial Capital Bancorp, Inc.	14,200	73,272
	Independence Holding Co.	24,762	161,696
#	Independent Bank Corp. (MI)	127,472	467,822
	Indiana Community Bancorp	3,207	57,726
	Infinity Property & Casualty Corp.	141,271	5,625,411
	Integra Bank Corp.	138,130	832,924
	International Bancshares Corp.	17,405	452,008
	Intervest Bancshares Corp.	2,132	12,749
	Investors Title Co.	7,282	276,425
#	Irwin Financial Corp.	126,862	279,096
	Jefferson Bancshares, Inc.	3,955	34,606
*	Knight Capital Group, Inc.	343,884	4,972,563
*	LaBranche & Co., Inc.	78,409	488,488
	Lakeland Bancorp, Inc.	112,948	1,244,687
	Lakeland Financial Corp.	400	8,980
	LandAmerica Financial Group, Inc.	33,300	328,005
	Landmark Bancorp, Inc.	1,450	30,450
	Legacy Bancorp, Inc.	54,100	705,464
	Lincoln Bancorp	3,991	55,874
	LNB Bancorp, Inc.	48,953	340,713
	LSB Corp.	7,757	81,836
	LSB Financial Corp.	500	7,750
#	Macatawa Bank Corp.	85,021	425,955
	MainSource Financial Group, Inc.	132,440	2,365,378
	Mayflower Bancorp, Inc.	475	2,672
	MB Financial, Inc.	189,300	5,624,103
#	MBT Financial Corp.	37,536	164,783
	MCG Capital Corp.	2,396	1,965
	Meadowbrook Insurance Group, Inc.	377,032	1,986,959
	Medallion Financial Corp.	99,945	808,555
#	Mercantile Bancorp, Inc.	4,334	61,759
	Mercantile Bank Corp.	172	1,667
	Mercer Insurance Group, Inc.	35,782	469,281
	Mercury General Corp.	32,319	1,660,227
* #	Meridian Interstate Bancorp, Inc.	5,100	49,470
	Meta Financial Group, Inc.	10,687	111,679
	MetroCorp Bancshares, Inc.	12,016	132,897
	MicroFinancial, Inc.	37,580	112,740
#	Midwest Banc Holdings, Inc.	104,277	313,874
	MidWestOne Financial Group, Inc.	1,182	15,366
* #	Move, Inc.	3,047	5,119

12

	MutualFirst Financial, Inc.	11,494	100,572
#	Nara Bancorp, Inc.	115,662	1,272,282
#	National Penn Bancshares, Inc.	332,584	5,633,973
	National Western Life Insurance Co. Class A	3,964	748,324
*	Navigators Group, Inc.	104,945	5,300,772
	NBT Bancorp, Inc.	648	18,066
	Nelnet, Inc. Class A	98,974	1,447,990
*	New Century Bancorp, Inc.	3,600	20,700
	New Hampshire Thrift Bancshares, Inc.	8,493	78,136
	New Westfield Financial, Inc.	110,618	1,144,896
	NewAlliance Bancshares, Inc.	592,808	8,180,750
	NewBridge Bancorp	32,205	121,413
*	Newport Bancorp, Inc.	1,000	11,500
* #	NewStar Financial, Inc.	21,976	118,890
*	Newtek Business Services, Inc.	52,436	34,346
* #	NexCen Brands, Inc.	112,866	9,323
*	Nexity Financial Corp.	5,387	8,080
	North Central Bancshares, Inc.	3,500	55,562
	Northeast Bancorp	1,100	9,900
	Northeast Community Bancorp, Inc.	50,159	388,481
	Northrim Bancorp, Inc.	21,017	277,214
	NYMAGIC, Inc.	65,670	1,145,941
	OceanFirst Financial Corp.	18,368	304,725
* #	Ocwen Financial Corp.	62,000	415,400
	Odyssey Re Holdings Corp.	285,770	11,270,769
	Old National Bancorp	190,308	3,604,434
	Old Republic International Corp.	431,407	3,973,258
#	Pacific Capital Bancorp	79,474	1,560,869
#	Pacific Continental Corp.	12,104	172,482
	Pacific Mercantile Bancorp	51,302	215,468
*	Pacific Premier Bancorp, Inc.	9,368	37,472
#	PacWest Bancorp	5,231	130,723
	Pamrapo Bancorp, Inc.	14,407	122,171
	Park Bancorp, Inc.	500	5,705
#	Park National Corp.	16,212	1,179,423
	Parkvale Financial Corp.	7,727	115,750
	Patriot National Bancorp	4,831	56,571
* #	Pennsylvania Commerce Bancorp, Inc.	31,088	924,868
	Peoples Bancorp of North Carolina	1,200	12,120
	Peoples Bancorp, Inc.	48,595	930,594
*	PICO Holdings, Inc.	129,715	3,248,064
* #	Pinnacle Financial Partners, Inc.	139,279	4,075,304
* #	Piper Jaffray Companies, Inc.	78,800	3,108,660
*	PMA Capital Corp. Class A	348,287	1,609,086
#	PMI Group, Inc.	59,900	149,151
	Porter Bancorp, Inc.	3,650	67,504
	Preferred Bank	7,100	49,629
	Premier Financial Bancorp, Inc.	6,969	60,979
	Presidential Life Corp.	231,485	2,171,329
	Princeton National Bancorp, Inc.	5,102	123,596
*	ProAssurance Corp.	116,848	6,420,798
	Prosperity Bancshares, Inc.	239,813	7,964,190
	Protective Life Corp.	196,844	1,643,647
#	Provident Bankshares Corp.	53,073	566,289
	Provident Financial Holdings, Inc.	52,378	301,173

13

	Provident Financial Services, Inc.	231,259	3,390,257
	Provident New York Bancorp	188,344	2,267,662
#	Pulaski Financial Corp.	22,174	177,392
	QC Holdings, Inc.	12,476	100,557
	Rainier Pacific Financial Group, Inc.	38,621	173,794
* #	Reinsurance Group of America, Inc. Class A	63,149	2,357,984
	Renasant Corp.	144,024	3,018,743
	Republic Bancorp, Inc. Class A	46,160	1,062,603
*	Republic First Bancorp, Inc.	5,842	46,736
	Resource America, Inc.	55,466	318,929
*	Rewards Network, Inc.	6,473	24,597
	Riverview Bancorp, Inc.	15,837	75,701
	RLI Corp.	153,060	8,784,113
	Rockville Financial, Inc.	19,888	258,743
	Rome Bancorp, Inc.	67,122	677,597
	Royal Bancshares of Pennsylvania, Inc. Class A	600	3,072
	Rurban Financial Corp.	1,320	11,880
	S&T Bancorp, Inc.	500	17,050
	Safety Insurance Group, Inc.	88,538	3,363,559
	Sanders Morris Harris Group, Inc.	114,006	843,644
	Sandy Spring Bancorp, Inc.	38,594	828,613
	SCBT Financial Corp.	10,888	368,994
*	Seabright Insurance Holdings	135,306	1,415,301
#	Seacoast Banking Corp. of Florida	38,837	344,873
#	Security Bank Corp.	40,939	81,059
	Selective Insurance Group, Inc.	335,982	7,979,572
#	Shore Bancshares, Inc.	6,359	154,397
	SI Financial Group, Inc.	15,073	104,757
#	Simmons First National Corp. Class A	142,793	4,429,439
	Smithtown Bancorp, Inc.	34,891	686,306
	Somerset Hills Bancorp	16,651	141,533
*	Southcoast Financial Corp.	14,484	74,593
	Southern Community Financial Corp.	120,522	467,625
*	Southern Connecticut Bancorp, Inc.	800	4,000
*	Southern First Bancshares, Inc.	9,649	98,130
	Southside Bancshares, Inc.	539	12,985
	Southwest Bancorp, Inc.	93,582	1,355,067
*	Specialty Underwriters’ Alliance, Inc.	2,743	9,546
	State Auto Financial Corp.	174,356	4,592,537
	State Bancorp, Inc.	5,612	71,497
	StellarOne Corp.	46,083	783,411
	Sterling Bancorp	6,901	108,208
#	Sterling Financial Corp.	45,373	385,217
	Stewart Information Services Corp.	85,700	1,422,620
*	Stifel Financial Corp.	2,250	98,212
*	Stratus Properties, Inc.	40,108	982,646
*	Sun Bancorp, Inc.	97,404	974,040
* #	Superior Bancorp	11,315	62,572
	Susquehanna Bancshares, Inc.	164,826	2,553,155
* #	Susser Holdings Corp.	47,141	734,457
	Sussex Bancorp	2,715	19,553
	SWS Group, Inc.	125,550	2,330,208
	Synovus Financial Corp.	578,954	5,980,595
	Taylor Capital Group, Inc.	5,478	61,627
	Teche Holding Co.	1,400	42,000

14

#	Temecula Valley Bancorp, Inc.	258	890
*	Tennessee Commerce Bancorp, Inc.	5,621	57,447
*	Texas Capital Bancshares, Inc.	14,115	251,953
	TF Financial Corp.	6,677	126,195
*	The Bancorp, Inc.	4,500	16,830
#	The Phoenix Companies, Inc.	330,126	2,135,915
	The Wilber Corp.	4,700	36,472
#	TIB Financial Corp.	3,367	15,185
*	Tidelands Bancshares, Inc.	2,800	13,496
	TierOne Corp.	105,705	570,807
	Timberland Bancorp, Inc.	59,792	352,773
	Tower Financial Corp.	2,779	24,400
	Transatlantic Holdings, Inc.	180,280	7,724,998
	TriCo Bancshares	12,984	279,675
	Trustmark Corp.	134,227	2,754,338
	UMB Financial Corp.	162,376	7,360,504
#	Umpqua Holdings Corp.	265,837	4,524,546
*	Unico American Corp.	35,600	250,980
#	Union Bankshares Corp.	72,734	1,733,251
#	United Bankshares, Inc.	90,796	2,896,392
*	United Capital Corp.	3,925	87,331
#	United Community Banks, Inc.	68,019	892,409
	United Community Financial Corp.	290,217	1,361,118
	United Financial Bancorp, Inc.	111,537	1,561,518
	United Fire & Casualty Co.	92,660	2,146,932
*	United PanAm Financial Corp.	25,614	44,824
	United Western Bancorp, Inc.	37,090	420,972
#	Unitrin, Inc.	206,252	4,331,292
	Unity Bancorp, Inc.	15,011	59,894
*	Universal American Corp.	244,300	2,162,055
	Univest Corp. of Pennsylvania	14,241	440,617
	VIST Financial Corp.	4,024	44,344
	W. R. Berkley Corp.	119,300	3,134,011
	Wainwright Bank & Trust Co.	7,220	59,637
#	Washington Federal, Inc.	48,877	861,213
	Wayne Savings Bancshares, Inc.	400	3,000
	Webster Financial Corp.	14,805	274,485
	Wesbanco, Inc.	216,513	5,884,823
	West Bancorporation	98,720	1,234,000
* #	Western Alliance Bancorp	2,800	41,468
	White Mountains Insurance Group, Ltd.	1,803	621,134
#	Whitney Holding Corp.	133,049	2,527,931
	Willow Financial Bancorp, Inc.	86,763	750,500
#	Wilshire Bancorp, Inc.	16,252	179,260
	Wintrust Financial Corp.	110,251	2,822,426
* #	WSB Financial Group, Inc.	777	699
	WSB Holdings, Inc.	2,298	9,146
	WVS Financial Corp.	1,304	22,012
#	Yadkin Valley Financial Corp.	39,814	592,830
	Zenith National Insurance Corp.	116,605	3,831,640
#	Zions Bancorporation	126,346	4,815,046
*	ZipRealty, Inc.	60,199	173,975
Total Financials			423,311,880

15

Health Care — (6.3%)
*	Accelrys, Inc.	90,633	434,132
*	Adolor Corp.	122,759	386,691
*	Air Methods Corp.	59,489	998,225
*	Albany Molecular Research, Inc.	312,176	3,949,026
*	Allied Healthcare International, Inc.	220,880	320,276
*	Allied Healthcare Products, Inc.	26,256	112,244
*	Allion Healthcare, Inc.	113,788	492,702
	Alpharma, Inc. Class A	241,146	7,550,281
* #	Altus Pharmaceuticals, Inc.	2,000	1,140
*	American Dental Partners, Inc.	56,539	493,585
*	American Shared Hospital Services	8,624	10,133
*	AMICAS, Inc.	272,277	503,712
*	AngioDynamics, Inc.	153,743	1,937,162
* #	Arena Pharmaceuticals, Inc.	100,102	368,375
*	Arqule, Inc.	36,515	100,781
*	Assisted Living Concepts, Inc.	205,785	1,022,751
	Atrion Corp.	2,988	295,692
*	ATS Medical, Inc.	37,349	98,975
* #	Avigen, Inc.	42,771	25,663
*	Bioanalytical Systems, Inc.	12,419	50,297
*	BioScrip, Inc.	227,363	682,089
#	Brookdale Senior Living, Inc.	31,754	273,719
* #	Caliper Life Sciences, Inc.	243,154	340,416
	Cambrex Corp.	14,300	64,350
*	Candela Corp.	25,776	17,270
*	Cantel Medical Corp.	127,577	1,224,739
*	Capital Senior Living Corp.	245,552	1,102,528
*	Cardiac Science Corp.	137,450	1,282,409
*	Celera Corp.	180,903	2,046,013
* #	CombinatoRx, Inc.	2,894	1,852
*	Community Health Systems, Inc.	240,400	4,928,200
*	CONMED Corp.	302,425	7,923,535
*	Continucare Corp.	25,655	60,546
#	Cooper Companies, Inc.	123,200	2,030,336
*	Cross Country Healthcare, Inc.	281,547	3,187,112
*	Cutera, Inc.	26,979	229,591
* #	Cyclacel Pharmaceuticals, Inc.	58,312	26,824
	Datascope Corp.	72,595	3,642,091
	Daxor Corp.	10,080	154,224
*	Digirad Corp.	95,134	79,913
*	Emageon, Inc.	3,400	8,296
*	Emergent Biosolutions, Inc.	27,300	491,673
* #	Emeritus Corp.	451	5,200
*	etrials Worldwide, Inc.	765	842
* #	ev3, Inc.	244,962	1,584,904
*	Evotec AG Sponsored ADR	6,567	16,943
*	Five Star Quality Care, Inc.	14,600	28,616
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	157,481	181,103
*	Gentiva Health Services, Inc.	216,739	5,884,464
*	Greatbatch, Inc.	138,800	3,018,900
*	Hanger Orthopedic Group, Inc.	224,800	3,745,168
*	Harvard Bioscience, Inc.	96,884	300,340
*	HealthSpring, Inc.	273,045	4,510,703
*	HealthStream, Inc.	1,200	2,700
*	HealthTronics, Inc.	268,771	521,416

16

#	Hill-Rom Holdings, Inc.	158,250	3,601,770
*	Hi-Tech Pharmacal Co., Inc.	36,064	262,907
*	Home Diagnostics, Inc.	14,157	123,307
	Hooper Holmes, Inc.	142,911	92,892
* #	ImmunoGen, Inc.	2,813	13,024
*	IntegraMed America, Inc.	89,545	462,052
#	Invacare Corp.	153,248	2,787,581
*	Inverness Medical Innovations, Inc.	12,430	238,035
*	Iridex Corp.	20,450	46,626
	Kewaunee Scientific Corp.	10,670	96,564
*	Kindred Healthcare, Inc.	155,000	2,245,950
*	King Pharmaceuticals, Inc.	700,571	6,158,019
*	La Jolla Pharmaceutical Co.	1,248	1,148
*	Langer, Inc.	30,285	22,411
* #	Lannet Co., Inc.	36,829	104,963
*	Lexicon Pharmaceuticals, Inc.	53,299	83,679
* #	LifePoint Hospitals, Inc.	152,862	3,664,102
*	Magyar Bancorp, Inc.	4,390	35,252
#	Martek Biosciences Corp.	8,470	252,660
*	Maxygen, Inc.	227,738	954,222
*	MedCath Corp.	143,093	2,206,494
*	Medical Staffing Network Holdings, Inc.	268,148	115,304
*	MediciNova, Inc.	2,950	6,682
* #	Molina Healthcare, Inc.	700	15,589
*	National Dentex Corp.	6,141	32,486
* #	Neurometric, Inc.	5,471	7,112
*	Novacea, Inc.	8,304	11,044
* #	NovaMed, Inc.	123,731	438,008
* #	Novavax, Inc.	1,029	2,315
*	Nutraceutical International Corp.	62,491	571,793
	Omnicare, Inc.	341,925	9,426,872
*	Orchid Cellmark, Inc.	34,399	40,591
*	Osteotech, Inc.	167,822	535,352
*	Par Pharmaceutical Cos, Inc.	52,901	529,010
*	PDI, Inc.	95,738	464,329
*	Pharmanet Development Group, Inc.	108,106	172,970
*	Prospect Medical Holdings, Inc.	26,350	63,240
*	Providence Service Corp.	17,300	20,760
* #	Psychiatric Solutions, Inc.	1,300	43,277
*	Regeneration Technologies, Inc.	110,528	337,110
*	RehabCare Group, Inc.	36,500	625,245
*	Res-Care, Inc.	118,543	1,826,748
*	Rochester Medical Corp.	9,000	112,500
* #	Salix Pharmaceuticals, Ltd.	26,422	243,082
*	Sonic Innovations, Inc.	127,733	215,869
	Span-American Medical System, Inc.	14,225	165,010
*	Spectrum Pharmaceuticals, Inc.	1,913	3,443
*	SRI/Surgical Express, Inc.	25,604	58,889
*	Strategic Diagnostics, Inc.	34,115	45,373
*	SunLink Health Systems, Inc.	5,659	12,563
*	Sunrise Senior Living, Inc.	75,770	228,825
*	Symmetry Medical, Inc.	1,226	15,840
*	Synovis Life Technologies, Inc.	24,431	427,298
*	Theragenics Corp.	262,009	510,918
*	Urologix, Inc.	2,890	2,977

17

* #	Vanda Pharmaceuticals, Inc.	3,366	2,760
*	Vical, Inc.	9,638	15,806
* #	ViroPharma, Inc.	365,703	4,585,916
*	Vital Images, Inc.	75,238	981,856
*	Watson Pharmaceuticals, Inc.	196,132	5,132,774
	Young Innovations, Inc.	36,579	621,843
* #	Zoll Medical Corp.	48	1,156
Total Health Care			120,875,061

Industrials — (13.1%)
*	A. T. Cross Co. Class A	65,266	345,910
	A.O. Smith Corp.	118,600	3,741,830
*	AAR Corp.	58,841	940,868
*	ACCO Brands Corp.	48,000	135,360
*	Accuride Corp.	200,961	64,308
	Aceto Corp.	241,885	2,019,740
*	AeroCentury Corp.	4,464	50,220
* #	AirTran Holdings, Inc.	300	1,227
	Alamo Group, Inc.	89,976	1,131,898
* #	Alaska Air Group, Inc.	153,100	3,781,570
	Albany International Corp. Class A	16,900	246,064
	Alexander & Baldwin, Inc.	156,576	4,994,774
* #	Allied Defense Group, Inc.	47,888	347,188
*	Allied Waste Industries, Inc.	1,402,645	14,615,561
* #	Amerco, Inc.	91,753	4,152,741
#	American Woodmark Corp.	76,061	1,410,171
	Ameron International Corp.	72,700	3,416,900
	Ampco-Pittsburgh Corp.	24,946	589,723
*	AMREP Corp.	7,023	211,463
	Apogee Enterprises, Inc.	56,400	556,104
	Applied Industrial Technologies, Inc.	272,225	5,496,223
	Applied Signal Technologies, Inc.	59,830	1,072,154
*	Argon ST, Inc.	136,993	2,857,674
	Arkansas Best Corp.	128,907	3,762,795
*	Arotech Corp.	54,888	35,128
*	Avalon Holding Corp. Class A	12,927	20,683
*	Avis Budget Group, Inc.	210,200	344,728
* #	Axsys Technologies, Inc.	104,354	6,890,495
* #	AZZ, Inc.	9,757	284,709
*	Baker (Michael) Corp.	13,400	319,322
*	Baldwin Technology Co., Inc. Class A	6,837	13,537
	Barnes Group, Inc.	3,575	51,873
	Barrett Business Services, Inc.	12,836	141,196
* #	Beacon Roofing Supply, Inc.	74,595	1,020,460
#	Belden, Inc.	5,150	107,326
	BlueLinx Holdings, Inc.	136,962	368,428
	Bowne & Co., Inc.	172,326	1,342,420
#	Briggs & Stratton Corp.	71	1,119
*	BTU International, Inc.	406	2,014
* #	Builders FirstSource, Inc.	81,749	310,646
#	C&D Technologies, Inc.	26,322	92,127
* #	Cano Petroleum, Inc.	52,422	30,405
#	Cascade Corp.	31,200	1,029,912
*	Casella Waste Systems, Inc. Class A	102,300	515,592
* #	CBIZ, Inc.	252,262	2,043,322

18

	CDI Corp.	138,950	1,806,350
*	Celadon Group, Inc.	92,143	985,009
	Champion Industries, Inc.	41,991	132,692
	Chase Corp.	1,184	17,263
	Chicago Rivet & Machine Co.	1,073	16,846
	CIRCOR International, Inc.	103,710	3,178,712
#	Comfort Systems USA, Inc.	44,519	415,362
*	Commercial Vehicle Group, Inc.	151,791	201,882
*	Competitive Technologies, Inc.	5,605	8,127
	CompX International, Inc.	2,700	15,336
*	Consolidated Graphics, Inc.	22,895	297,864
* #	Cornell Companies, Inc.	133,400	3,037,518
*	Covenant Transport Group Class A	86,724	181,253
*	CPI Aerostructures, Inc.	19,296	129,283
#	Cubic Corp.	147,021	3,271,217
* #	Dollar Thrifty Automotive Group, Inc.	26,699	43,252
*	Double Eagle Petroleum Co.	2,587	20,877
	Ducommun, Inc.	92,534	1,868,261
	Eastern Co.	37,161	436,642
	Ecology & Environment, Inc. Class A	7,958	79,580
	Electro Rent Corp.	165,596	1,985,496
* #	EMCOR Group, Inc.	88,800	1,577,976
#	Encore Wire Corp.	98,299	1,884,392
*	EnerSys Inc.	69,516	919,002
	Ennis, Inc.	184,196	2,167,987
* #	EnPro Industries, Inc.	126,980	2,820,226
	Espey Manufacturing & Electronics Corp.	12,070	237,779
*	Esterline Technologies Corp.	144,416	5,206,197
* #	ExpressJet Holdings, Inc.	34,442	59,585
#	Federal Signal Corp.	191,024	1,625,614
*	First Advantage Corp.	51,533	563,256
* #	Flanders Corp.	31,398	194,668
	Frozen Food Express Industries, Inc.	131,556	761,709
	G & K Services, Inc. Class A	89,732	2,027,046
	GATX Corp.	152,400	4,351,020
*	Genesee & Wyoming, Inc.	15	500
*	GP Strategies Corp.	122,390	736,788
	Great Lakes Dredge & Dock Corp.	25,761	115,409
#	Greenbrier Companies, Inc.	127,550	1,052,288
*	Griffon Corp.	232,921	1,965,853
	Hardinge, Inc.	71,869	500,927
#	HEICO Corp.	2,968	114,179
	HEICO Corp. Class A	2,475	69,473
*	Henry Bros. Electronics, Inc.	12,450	75,323
*	Herley Industries, Inc.	151,895	2,020,204
*	Hertz Global Holdings, Inc.	95,300	685,207
#	HNI Corp.	20,575	376,934
*	Hudson Highland Group, Inc.	121,278	635,497
*	Huttig Building Products, Inc.	61,050	67,766
*	ICF International, Inc.	1,300	24,154
*	ICT Group, Inc.	53,886	283,979
	IKON Office Solutions, Inc.	493,821	8,508,536
*	Innotrac Corp.	200	532
	Innovative Solutions & Support, Inc.	49,000	301,350
* #	Insituform Technologies, Inc. Class A	180,809	2,428,265

19

*	Interline Brands, Inc.	105,369	1,121,126
*	International Shipholding Corp.	19,872	488,652
*	Intersections, Inc.	79,726	669,698
* #	JetBlue Airways Corp.	257,500	1,429,125
*	Kadant, Inc.	129,724	2,132,663
	Kaman Corp. Class A	166,082	4,240,073
*	Kansas City Southern	2,133	65,846
#	Kelly Services, Inc. Class A	122,449	1,743,674
	Kennametal, Inc.	1,610	34,164
*	Key Technology, Inc.	17,819	288,490
*	Kforce, Inc.	148,442	1,168,239
	L.S. Starrett Co. Class A	18,664	265,029
	Lawson Products, Inc.	33,900	1,010,220
*	LECG Corp.	75,514	362,467
*	LGL Group, Inc.	10,433	46,949
*	Limco-Piedmont, Inc.	1,500	5,325
	LSI Industries, Inc.	84,861	666,159
*	Lydall, Inc.	137,291	912,985
*	M&F Worldwide Corp.	176,418	4,066,435
*	Mac-Gray Corp.	94,135	714,485
*	Magnetek, Inc.	34,271	73,683
*	Manitex International, Inc.	379	663
*	Marten Transport, Ltd.	169,388	3,113,351
	McGrath Rentcorp	36,993	841,221
*	Medialink Worldwide, Inc.	29,215	4,090
*	Merrimac Industries, Inc.	11,871	36,207
* #	Mesa Air Group, Inc.	94,672	35,029
*	MFRI, Inc.	9,634	68,112
*	Miller Industries, Inc.	14,546	88,731
*	Misonix, Inc.	74,280	152,274
* #	Mobile Mini, Inc.	108,359	1,820,431
	Mueller Industries, Inc.	48,340	1,105,536
#	Mueller Water Products, Inc.	37,972	265,804
	Mueller Water Products, Inc. Class B	323,044	2,125,630
	NACCO Industries, Inc. Class A	28,032	1,727,052
*	Nashua Corp.	17,404	119,043
	National Technical Systems, Inc.	104,047	443,760
*	Navigant Consulting, Inc.	2	32
* #	NCI Building Systems, Inc.	78,800	1,466,468
*	North America Galvanizing & Coatings, Inc.	18,774	68,901
*	On Assignment, Inc.	202,637	1,317,141
* #	Owens Corning, Inc.	322,916	5,079,469
*	P.A.M. Transportation Services, Inc.	60,286	523,282
*	Paragon Technologies, Inc.	2,281	8,999
*	Park-Ohio Holdings Corp.	72,330	548,985
*	Patrick Industries, Inc.	8,107	15,565
*	Patriot Transportation Holding, Inc.	10,428	729,960
*	PGT, Inc.	49,289	102,028
* #	PHH Corp.	139,963	1,128,102
* #	Pinnacle Airlines Corp.	11,200	30,576
* #	Plug Power, Inc.	675,238	661,733
	Portec Rail Products, Inc.	16,016	107,788
* #	Power-One, Inc.	38,071	42,259
#	Preformed Line Products Co.	23,811	952,440
*	Protection One, Inc.	699	5,138

20

	Providence & Worcester Railroad Co.	12,000	168,000
*	RCM Technologies, Inc.	111,790	127,441
#	Regal-Beloit Corp.	232,378	7,566,228
*	Republic Airways Holdings, Inc.	324,320	4,848,584
#	Robbins & Myers, Inc.	104,553	2,132,881
*	Rush Enterprises, Inc. Class A	263,181	2,466,006
*	Rush Enterprises, Inc. Class B	60,878	649,568
	Ryder System, Inc.	192,110	7,611,398
*	Saia, Inc.	132,286	1,403,554
	Schawk, Inc.	163,900	2,152,007
* #	School Specialty, Inc.	10,571	221,991
	Servidyne, Inc.	18,317	71,070
	Servotronics, Inc.	5,550	32,745
*	SIFCO Industries, Inc.	8,489	48,387
	SkyWest, Inc.	229,708	3,539,800
*	SL Industries, Inc.	4,730	50,138
*	Sparton Corp.	20,257	41,122
*	Spherion Corp.	153,160	487,049
	Standex International Corp.	85,425	2,204,819
	Supreme Industries, Inc.	30,483	44,200
	Sypris Solutions, Inc.	41,090	38,214
*	TeamStaff, Inc.	1,296	2,462
	Technology Research Corp.	27,760	47,192
	Tecumseh Products Co. Class A	13,892	257,280
*	Tecumseh Products Co. Class B	7,143	118,574
	Timken Co.	189,700	3,012,436
	Todd Shipyards Corp.	32,526	406,575
*	TRC Companies, Inc.	93,643	169,494
	Tredegar Industries, Inc.	257,286	3,787,250
* #	Trex Co., Inc.	17,600	287,056
	Trinity Industries, Inc.	173,831	2,934,267
	Triumph Group, Inc.	107,375	4,709,468
*	Tufco Technologies, Inc.	3,375	11,644
	Twin Disc, Inc.	12,840	99,510
*	U.S. Home Systems, Inc.	7,581	16,072
*	United Rentals, Inc.	258,000	2,644,500
#	Universal Forest Products, Inc.	62,910	1,487,822
*	URS Corp.	28,000	822,920
*	US Airways Group, Inc.	12,600	127,764
*	USA Truck, Inc.	53,186	785,557
	Valpey Fisher Corp.	13,537	27,074
	Viad Corp.	25,061	547,583
*	Volt Information Sciences, Inc.	115,340	882,351
	Wabash National Corp.	82,931	504,220
	Watts Water Technologies, Inc.	77,900	2,058,897
*	WCA Waste Corp.	76,693	249,252
	Werner Enterprises, Inc.	373,696	7,331,916
*	Westaff, Inc.	100,693	40,277
*	Willis Lease Finance Corp.	33,711	429,478
* #	YRC Worldwide, Inc.	100,000	458,000
Total Industrials			249,799,731

Information Technology — (12.7%)
*	3Com Corp.	340,335	929,115
* #	Access Integrated Technologies, Inc.	6,166	7,338

21

*	Actel Corp.	253,602	3,066,048
*	ActivIdentity Corp.	344,297	688,594
	Acxiom Corp.	92,857	729,856
*	Adaptec, Inc.	620,985	1,993,362
*	Advanced Energy Industries, Inc.	2	21
* #	Advanced Micro Devices, Inc.	276,698	968,443
*	Aehr Test Systems	9,509	26,055
	Agilysys, Inc.	208,773	839,267
* ●	Allen Organ Co. Escrow	400	3,635
	American Software, Inc. Class A	88,293	401,733
*	Amtech Systems, Inc.	44,874	287,642
*	Analysts International Corp.	49,689	42,733
*	Anaren, Inc.	165,131	2,055,881
* #	Applied Micro Circuits Corp.	210,761	1,076,989
* #	Ariba, Inc.	100,210	1,072,247
* #	Arris Group, Inc.	444,612	3,072,269
*	Arrow Electronics, Inc.	302,235	5,274,001
	Astro-Med, Inc.	18,213	128,584
*	Autobytel, Inc.	275,892	215,196
* #	Avid Technology, Inc.	163,516	2,424,942
*	Avnet, Inc.	219,874	3,680,691
* #	Avocent Corp.	98,519	1,479,755
	AVX Corp.	366,721	3,307,823
*	Aware, Inc.	33,467	75,301
*	Axcelis Technologies, Inc.	727,314	320,018
*	AXT, Inc.	229,837	365,441
	Bel Fuse, Inc. Class A	10,162	211,573
	Bel Fuse, Inc. Class B	60,375	1,310,138
*	Benchmark Electronics, Inc.	263,605	3,160,624
	Black Box Corp.	45,632	1,387,669
* #	Borland Software Corp.	307,185	460,778
*	Brocade Communications Systems, Inc.	53,868	203,082
*	Brooks Automation, Inc.	150,881	1,033,535
*	CalAmp Corp.	124,957	97,466
*	California Micro Devices Corp.	137,376	325,581
*	CallWave, Inc.	117,188	127,735
*	Captaris, Inc.	179,606	854,925
*	Cascade Microtech, Inc.	64,060	204,992
*	Catapult Communications Corp.	89,974	384,189
*	CEVA, Inc.	93,057	790,985
* #	Checkpoint Systems, Inc.	109,391	1,379,421
*	Ciber, Inc.	422,700	2,282,580
*	Cirrus Logic, Inc.	101,657	583,511
	Cohu, Inc.	106,214	1,501,866
*	Comarco, Inc.	38,100	43,244
# ●	Commerce One, Inc.	110	—
	Communications Systems, Inc.	37,248	297,984
*	Convergys Corp.	355,778	2,735,933
*	Cray, Inc.	33,645	105,645
*	CSP, Inc.	7,970	29,688
#	CTS Corp.	292,338	2,043,443
*	CyberOptics Corp.	74,695	578,139
* #	CyberSource Corp.	8,568	104,101
	Dataram Corp.	30,882	39,529
*	DDi Corp.	62,598	280,439

22

*	Digi International, Inc.	207,439	2,124,175
* #	Digimarc Corp.	38,133	381,330
*	Ditech Networks, Inc.	220,400	182,932
*	Dot Hill Systems Corp.	311,847	371,098
*	DSP Group, Inc.	163	1,027
*	Dycom Industries, Inc.	7,766	68,962
*	Dynamics Research Corp.	19,392	149,318
*	EDCI Holdings, Inc.	9,754	30,725
*	Edgewater Technology, Inc.	75,635	162,615
*	EFJohnson Technologies, Inc.	29,115	55,319
*	Electro Scientific Industries, Inc.	246,939	2,066,879
*	Electroglas, Inc.	5,539	3,656
*	Electronics for Imaging, Inc.	69,643	738,216
* #	EMCORE Corp.	160,031	569,710
*	EMS Technologies, Inc.	90,911	1,900,040
*	Endwave Corp.	60,536	199,769
*	Entegris, Inc.	384,848	1,035,241
*	EPIQ Systems, Inc.	210,754	2,864,147
*	Euronet Worldwide, Inc.	125,110	1,491,311
*	Exar Corp.	197,148	1,316,949
*	Fairchild Semiconductor Corp. Class A	289,223	1,642,787
	Fidelity National Information Services, Inc.	71,300	1,075,917
*	FormFactor, Inc.	104,510	1,820,564
* #	Forrester Research, Inc.	13,219	370,793
	Frequency Electronics, Inc.	17,864	76,994
*	FSI International, Inc.	213,365	104,549
*	Gerber Scientific, Inc.	207,688	992,749
	Gevity HR, Inc.	127,567	435,003
*	Globecomm Systems, Inc.	57,795	455,425
* #	Glu Mobile, Inc.	19,132	17,027
*	GSI Technology, Inc.	15,532	54,362
*	GTSI Corp.	93,664	544,188
*	Hackett Group, Inc.	233,778	696,658
* #	Harris Stratex Networks, Inc. Class A	22,088	146,443
*	Hauppauge Digital, Inc.	7,100	8,023
*	hi/fn, inc.	107,702	285,410
* #	Hutchinson Technology, Inc.	78,132	534,423
*	Hypercom Corp.	137,388	267,907
*	I.D. Systems, Inc.	57,530	312,388
*	iBasis, Inc.	12,911	28,533
*	iGATE Capital Corp.	64,215	436,020
*	Ikanos Communications, Inc.	159,714	241,168
#	Imation Corp.	141,008	1,737,219
*	InFocus Corp.	59,224	52,709
	infoGROUP, Inc.	59,529	265,499
	InfoSpace, Inc.	7,301	62,570
*	Ingram Micro, Inc.	439,461	5,858,015
*	Insight Enterprises, Inc.	81,116	789,259
	Integral Systems, Inc.	54,192	1,331,497
*	Integrated Device Technology, Inc.	424,043	2,696,913
*	Integrated Silicon Solution, Inc.	228,703	413,952
*	Intelli-Check, Inc.	2,776	6,385
*	International Rectifier Corp.	60,100	927,944
* #	Internet Brands, Inc.	7,050	45,755
*	Internet Capital Group, Inc.	436,786	2,498,416

23

*	Interphase Corp.	43,384	95,445
	Intersil Corp.	215,065	2,944,240
*	Interwoven, Inc.	445,026	5,611,778
*	Intest Corp.	58,864	45,914
*	Intevac, Inc.	100,266	780,069
*	IntriCon Corp.	6,600	34,650
*	iPass, Inc.	5,213	9,905
*	Ixia	71,272	474,672
	IXYS Corp.	154,526	1,226,936
	Jabil Circuit, Inc.	188,927	1,588,876
*	Jaco Electronics, Inc.	10,000	8,900
*	JDA Software Group, Inc.	240,303	3,431,527
*	JDS Uniphase Corp.	475,842	2,598,097
*	Jupitermedia Corp.	11,560	6,530
	Keithley Instruments, Inc.	43,536	185,028
* #	Kemet Corp.	503,100	296,829
*	Key Tronic Corp.	75,488	119,271
*	Keynote Systems, Inc.	121,049	1,186,280
*	Kopin Corp.	272,540	632,293
*	Kowabunga!, Inc.	90,683	12,696
*	Kratos Defense & Security Solutions, Inc.	130,898	193,729
*	KVH Industries, Inc.	37,029	216,990
* #	L-1 Identity Solutions, Inc.	267,708	2,195,206
*	Lattice Semiconductor Corp.	649,193	1,220,483
* #	Lawson Software, Inc.	149,100	793,212
*	Leadis Technolgies, Inc.	25,571	17,133
*	LeCroy Corp.	131,648	654,291
*	Lionbridge Technologies, Inc.	212,682	370,067
*	LookSmart, Ltd.	135,597	234,583
*	Loral Space & Communications, Inc.	567	6,521
*	LTX-Credence Corp.	225,292	139,681
*	Management Network Group, Inc.	117,120	99,552
*	Mastec, Inc.	96,946	845,369
*	Mattson Technology, Inc.	112,241	294,071
*	Mercury Computer Systems, Inc.	101,687	730,113
*	Merix Corp.	111,791	63,721
#	Methode Electronics, Inc.	198,765	1,508,626
*	Micron Technology, Inc.	215,900	1,016,889
*	Microtune, Inc.	30,624	76,560
*	MIPS Technologies, Inc.	59,595	166,270
*	MIVA, Inc.	53,081	20,702
* #	MKS Instruments, Inc.	357,693	6,635,205
*	ModusLink Global Solutions, Inc.	203,835	1,133,323
*	MoSys, Inc.	2,015	7,657
*	MPS Group, Inc.	544,200	4,239,318
* #	MRV Communications, Inc.	16,808	12,436
*	MSC.Software Corp.	33,559	288,607
*	Multi-Fineline Electronix, Inc.	24,200	282,656
*	Nanometrics, Inc.	125,572	154,454
*	Napco Security Systems, Inc.	2,743	5,596
*	NetScout Systems, Inc.	279,859	2,692,244
* #	Network Equipment Technologies, Inc.	154,841	422,716
*	Newport Corp.	229,940	1,653,269
*	Nu Horizons Electronics Corp.	117,605	221,098
	O.I. Corp.	8,610	78,007

24

* #	OmniVision Technologies, Inc.	204,589	1,655,125
*	ON Semiconductor Corp.	77,616	396,618
	Openwave Systems, Inc.	310,608	232,956
*	Oplink Communications, Inc.	135,602	1,101,088
*	OPNET Technologies, Inc.	130,497	1,648,177
*	Opnext, Inc.	40,728	162,912
*	Optelecom-NKF, Inc.	4,562	23,335
*	Optical Cable Corp.	64,334	295,293
*	OSI Systems, Inc.	73,747	848,091
*	Overland Storage, Inc.	27,041	7,301
*	Palm, Inc.	100,832	402,320
*	PAR Technology Corp.	65,296	323,215
#	Park Electrochemical Corp.	32,925	711,839
*	PC Connection, Inc.	250,745	1,514,500
	PC-Tel, Inc.	112,140	658,262
*	PDF Solutions, Inc.	2,290	6,870
#	Pegasystems, Inc.	307,402	4,020,818
*	Perceptron, Inc.	82,835	351,220
* #	Perficient, Inc.	10,900	59,841
*	Performance Technologies, Inc.	58,252	181,164
*	Pericom Semiconductor Corp.	300,372	2,342,902
*	Perot Systems Corp.	199,470	2,870,373
*	Pervasive Software, Inc.	223,792	928,737
*	Photronics, Inc.	367,920	253,865
*	Physicians Formula Holdings, Inc.	19,883	70,187
*	Planar Systems, Inc.	60,971	121,942
*	PlanetOut, Inc.	4,027	6,443
*	PLATO Learning, Inc.	68,889	118,489
*	PLX Technology, Inc.	115,974	398,951
* #	Powerwave Technologies, Inc.	159,554	151,576
* #	Presstek, Inc.	6,300	26,334
* ●	Price Communications Liquidation Trust	262,880	35,904
	Qualstar Corp.	1,100	2,431
*	Quantum Corp.	665,345	192,950
*	QuickLogic Corp.	46,747	45,345
*	RadiSys Corp.	140,638	895,864
*	RealNetworks, Inc.	624,272	2,671,884
	RF Industries, Ltd.	1,555	6,998
* #	RF Micro Devices, Inc.	893,394	1,777,854
*	RF Monolithics, Inc.	23,464	12,436
	Richardson Electronics, Ltd.	57,512	288,710
*	Rudolph Technologies, Inc.	160,709	538,375
*	S1 Corp.	716,165	4,490,355
*	Safeguard Scientifics, Inc.	91,653	72,406
*	Sanmina-SCI Corp.	465,933	349,450
*	SCM Microsystems, Inc.	104,395	207,746
*	SeaChange International, Inc.	359,229	2,744,510
* #	Secure Computing Corp.	304,295	1,722,310
*	Selectica, Inc.	115,181	123,244
*	Semitool, Inc.	110,722	654,367
*	SI International, Inc.	89,453	2,576,246
*	Silicon Image, Inc.	21,541	98,442
* #	Silicon Storage Technology, Inc.	805,599	2,537,637
* #	Skyworks Solutions, Inc.	74,542	531,484
*	Smith Micro Software, Inc.	33,393	208,706

25

*	Soapstone Networks, Inc.	144,479	416,100
* #	Sonic Solutions, Inc.	15,900	32,436
*	SonicWALL, Inc.	429,537	1,924,326
*	Spansion, Inc.	54,505	33,793
*	Spectrum Control, Inc.	58,660	365,452
*	Standard Microsystems Corp.	67,367	1,213,280
	StarTek, Inc.	94,757	313,646
* #	STEC, Inc.	204,536	1,124,948
*	SumTotal Systems, Inc.	176,095	565,265
*	Sunair Electronics, Inc.	2,400	4,920
*	SupportSoft, Inc.	175,876	439,690
*	Sycamore Networks, Inc.	1,233,254	4,119,068
* #	Sykes Enterprises, Inc.	146,151	2,332,570
*	Symmetricom, Inc.	333,535	1,484,231
*	SYNNEX Corp.	215,600	3,326,708
*	Tech Data Corp.	91,296	1,958,299
	Technitrol, Inc.	212,464	1,225,917
*	Technology Solutions Co.	27,160	69,665
*	TechTeam Global, Inc.	98,768	577,793
*	Telular Corp.	89,443	134,165
*	Teradyne, Inc.	158,000	805,800
*	Tessco Technologies, Inc.	419	4,596
*	TIBCO Software, Inc.	496,383	2,556,372
*	Tier Technologies, Inc. Class B	212,962	1,273,513
*	Tollgrade Communications, Inc.	66,595	293,018
* #	Track Data Corp.	63,029	102,422
*	Transact Technologies, Inc.	3,200	22,400
* #	Transwitch Corp.	3,109	1,306
*	Trident Microsystems, Inc.	5,900	10,679
*	Triquint Semiconductor, Inc.	909,110	4,072,813
	TSR, Inc.	10,164	20,328
*	TTM Technologies, Inc.	203,210	1,454,984
*	Ultra Clean Holdings, Inc.	26,300	79,426
*	Ultratech, Inc.	66,748	1,006,560
#	United Online, Inc.	9,110	67,414
*	UTStarcom, Inc.	635,888	1,513,413
* #	VeriFone Holdings, Inc.	118,100	1,341,616
*	Vicon Industries, Inc.	36,465	171,386
*	Video Display Corp.	6,870	56,884
*	Vignette Corp.	275,116	2,233,942
* #	Virage Logic Corp.	61,554	278,224
*	Vishay Intertechnology, Inc.	451,784	1,947,189
*	Web.com Group, Inc.	140,327	689,006
* #	Westell Technologies, Inc.	164,012	51,975
*	White Electronics Designs Corp.	302,357	1,206,404
*	Winland Electronics, Inc.	10,831	5,957
*	Wireless Ronin Technologies, Inc.	18,200	28,392
*	Wireless Telecom Group, Inc.	127,974	75,505
*	WPCS International, Inc.	8,753	26,259
* #	X-Rite, Inc.	547	1,761
*	ZILOG, Inc.	43,229	122,770
*	Zones, Inc.	1,450	11,760
*	Zoran Corp.	324,124	2,638,369
*	Zygo Corp.	100,026	859,223
Total Information Technology			241,389,285

26

Materials — (6.7%)
	A. Schulman, Inc.	283,604	5,079,348
	A.M. Castle & Co.	171,894	2,091,950
*	American Pacific Corp.	38,607	445,911
	Arch Chemicals, Inc.	92,317	2,619,033
	Ashland, Inc.	230,823	5,214,292
	Bemis Co., Inc.	60,875	1,512,135
*	Brush Engineered Materials, Inc.	71,200	873,624
*	Buckeye Technologies, Inc.	215,900	1,271,651
*	Bway Holding Co.	4,500	33,660
#	Cabot Corp.	8,400	222,180
	Calgon Carbon Corp.	131	1,745
*	Caraustar Industries, Inc.	87,566	31,611
	Chemtura Corp.	531,483	919,466
* #	Coeur d’Alene Mines Corp.	960,859	691,818
	Commercial Metals Co.	179,374	1,991,051
*	Continental Materials Corp.	50	906
*	Core Molding Technologies, Inc.	3,890	12,643
	Cytec Industries, Inc.	97,591	2,763,777
#	Empire Resources, Inc.	12,641	29,074
	Ferro Corp.	186,300	2,883,924
	Friedman Industries, Inc.	55,040	283,456
	Georgia Gulf Corp.	26,400	60,720
#	Gibraltar Industries, Inc.	149,033	1,974,687
* #	Graphic Packaging Holding Co.	1,114,460	2,061,751
	Greif, Inc. Class A	3,636	147,549
	H.B. Fuller Co.	91,862	1,623,202
* #	Headwaters, Inc.	113,677	1,204,976
#	Kaiser Aluminum Corp.	60,263	2,022,426
	Kronos Worldwide, Inc.	40,656	516,331
#	Louisiana-Pacific Corp.	396,800	1,904,640
*	Material Sciences Corp.	143,316	706,548
	MeadWestavco Corp.	209,000	2,932,270
	Minerals Technologies, Inc.	134,619	7,640,974
* #	Mines Management, Inc.	51,192	36,858
*	Mod-Pac Corp.	6,879	20,293
	Myers Industries, Inc.	202,522	2,140,658
	Neenah Paper, Inc.	86,988	785,502
	NewMarket Corp.	63,005	2,374,658
#	NL Industries, Inc.	46,379	639,103
	NN, Inc.	177,393	1,279,004
*	Northern Technologies International Corp.	19,255	199,289
* #	Northwest Pipe Co.	100,284	2,881,159
	Olin Corp.	197,346	3,583,803
	Olympic Steel, Inc.	104,913	2,398,311
*	OM Group, Inc.	169,000	3,606,460
	P.H. Glatfelter Co.	173,288	1,786,599
	Penford Corp.	39,169	504,105
*	PolyOne Corp.	476,979	2,265,650
	Quaker Chemical Corp.	73,092	1,398,250
*	Ready Mix, Inc.	9,185	21,677
	Reliance Steel & Aluminum Co.	197,815	4,953,288
*	Rock of Ages Corp.	7,450	22,350
	Rock-Tenn Co. Class A	143,749	4,371,407

27

*	Rockwood Holdings, Inc.	47,446	585,958
*	Rosetta Resources, Inc.	233,164	2,459,880
	RPM International, Inc.	14,156	201,015
#	Schnitzer Steel Industries, Inc. Class A	137,833	3,711,843
	Schweitzer-Maudoit International, Inc.	58,765	982,551
	Sensient Technologies Corp.	299,254	7,550,178
*	Smurfit-Stone Container Corp.	150,980	203,823
	Spartech Corp.	50,443	320,817
	Steel Dynamics, Inc.	426,000	5,077,920
	Stepan Co.	35,557	1,274,007
* #	Stillwater Mining Co.	117,000	463,320
	Synalloy Corp.	18,785	140,888
#	Temple-Inland, Inc.	99,000	587,070
	Terra Industries, Inc.	120,340	2,646,277
*	U.S. Concrete, Inc.	364,843	1,149,255
* #	United States Lime & Minerals, Inc.	507	12,929
*	Universal Stainless & Alloy Products, Inc.	44,949	828,410
	Valspar Corp.	57,734	1,180,660
	Wausau Paper Corp.	450,410	4,170,797
#	Westlake Chemical Corp.	175,507	3,199,493
	Worthington Industries, Inc.	277,600	3,350,632
Total Materials			127,135,476

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	49,500	—
* ●	MAIR Holdings, Inc. Escrow Shares	161,133	188,526
* ●	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			188,820

Telecommunication Services — (0.6%)
	Arbinet-thexchange, Inc.	97,706	283,347
	CenturyTel, Inc.	311,333	7,817,572
	D&E Communications, Inc.	103,498	724,486
* #	General Communications, Inc. Class A	148,790	1,142,707
	IDT Corp.	37,549	33,419
#	IDT Corp. Class B	227,927	234,765
* #	NextWave Wireless, Inc.	76,575	21,441
*	Occam Networks, Inc.	5,999	16,857
*	Point.360	7,043	9,226
	SureWest Communications	93,362	1,649,707
*	Xeta Corp.	76,949	130,813
Total Telecommunication Services			12,064,340

Utilities — (0.0%)
*	Maine & Maritimes Corp.	5,278	174,174
	Middlesex Water Co.	88	1,517
	Southern Union Co.	1	9
	Unitil Corp.	13,325	319,800
Total Utilities			495,500

TOTAL COMMON STOCKS			1,622,157,328

RIGHTS/WARRANTS — (0.0%)
*	Lantronix, Inc. Warrants 2008	259	129

28

TEMPORARY CASH INVESTMENTS — (1.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	27,456,627	27,456,627

		Face
		Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,530,000 FHLMC 4.50%, 05/01/23, valued at $8,114,163) to be repurchased at $7,993,626	$7,993	7,993,000
TOTAL TEMPORARY CASH INVESTMENTS			35,449,627

		Shares
SECURITIES LENDING COLLATERAL — (13.2%)
§ @	DFA Short Term Investment Fund LP	230,919,414	230,919,414

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $44,019,340 FHLMC 5.000%, 04/01/36 & 5.000%, 11/01/35; FNMA 5.850%, 05/01/36 & 6.299%(r), 02/01/23; & GNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 09/15/36 to 08/15/38 valued at $20,983,659) to be repurchased at $20,372,890	$20,372	20,372,484

TOTAL SECURITIES LENDING COLLATERAL			251,291,898

TOTAL INVESTMENTS - (100.0%) (Cost $2,254,774,045)			$1,908,898,982

See accompanying Notes to Financial Statements.

29

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (79.4%)
Consumer Discretionary — (10.8%)
* #	1-800-FLOWERS.COM, Inc.	53,566	$286,578
*	4Kids Entertainment, Inc.	1,774	9,384
*	99 Cents Only Stores	240,576	2,935,027
*	A.C. Moore Arts & Crafts, Inc.	36,980	102,804
	Aaron Rents, Inc.	54,100	1,341,139
	Aaron Rents, Inc. Class A	6,547	134,213
* #	AbitibiBowater, Inc.	99	193
*	Acme Communications, Inc.	32,019	16,009
	Acme United Corp.	10,181	104,864
*	AFC Enterprises, Inc.	79,918	388,401
	Aldila, Inc.	15,402	66,229
*	Alloy, Inc.	42,917	215,443
	Ambassadors Group, Inc.	29,586	308,878
	AMCON Distributing Co.	300	5,520
* #	AMDL, Inc.	54,128	53,045
#	American Axle & Manufacturing Holdings, Inc.	72,522	260,354
	American Greetings Corp. Class A	39,700	463,696
* #	America’s Car-Mart, Inc.	39,748	649,085
* #	AnnTaylor Stores Corp.	71,775	902,212
	Arbitron, Inc.	16,100	524,538
	Arctic Cat, Inc.	29,728	225,338
	Ark Restaurants Corp.	5,861	73,204
#	ArvinMeritor, Inc.	93,124	551,294
	Asbury Automotive Group, Inc.	52,900	171,925
*	Ashworth, Inc.	26,924	49,271
*	ATC Technology Corp.	65,760	1,442,117
*	Audiovox Corp. Class A	27,266	160,597
*	Avatar Holdings, Inc.	2,800	95,060
*	Bakers Footwear Group, Inc.	9,601	11,809
*	Ballantyne of Omaha, Inc.	42,200	75,960
#	Barnes & Noble, Inc.	92,050	1,737,904
*	Barry (R.G.) Corp.	29,596	152,715
	Bassett Furniture Industries, Inc.	15,044	66,344
	Beasley Broadcast Group, Inc.	20,332	30,295
#	Beazer Homes USA, Inc.	92,900	294,493
	Bebe Stores, Inc.	81,210	719,521
	Belo Corp. Class A	1,597	3,402
*	Benihana, Inc.	6,594	18,595
*	Benihana, Inc. Class A	225	670
	Big 5 Sporting Goods Corp.	10,037	63,032
*	Big Lots, Inc.	109,900	2,684,857
*	BJ’s Restaurants, Inc.	22,200	197,358
#	Blockbuster, Inc. Class A	390,300	593,256
* #	Blockbuster, Inc. Class B	150,529	130,960

1

* #	Blue Nile, Inc.	6,641	203,082
*	Bluegreen Corp.	45,919	222,707
	Blyth, Inc.	18,564	159,650
	Bob Evans Farms, Inc.	45,400	947,952
#	Bon-Ton Stores, Inc.	41,914	93,887
	Books-A-Million, Inc.	20,149	63,469
	Bowl America, Inc. Class A	1,400	14,910
#	Brookfield Homes Corp.	66,758	611,503
	Brown Shoe Company, Inc.	61,150	644,521
	Brunswick Corp.	118,200	410,154
	Buckle, Inc.	49,050	1,291,977
* #	Buffalo Wild Wings, Inc.	36,462	1,031,145
#	Building Materials Holding Corp.	9,907	2,378
* #	Cabela’s, Inc.	32,600	259,170
*	Cache, Inc.	40,900	146,831
* #	California Coastal Communities, Inc.	15,285	19,412
*	California Pizza Kitchen, Inc.	37,840	369,697
	Callaway Golf Co.	87,976	920,229
	Canterbury Park Holding Corp.	7,310	50,439
*	Capella Education Co.	30	1,422
	Carmike Cinemas, Inc.	49,999	107,498
*	Carriage Services, Inc.	57,415	136,648
*	Carrols Restaurant Group, Inc.	15,043	30,537
*	Carter’s, Inc.	40,100	851,724
*	Casual Male Retail Group, Inc.	129,058	245,210
	Cato Corp. Class A	69,763	1,082,722
*	Cavalier Homes, Inc.	44,117	70,146
*	Cavco Industries, Inc.	19,082	649,360
#	CBRL Group, Inc.	7,500	149,400
* #	CEC Entertainment, Inc.	27,496	706,097
* #	Champion Enterprises, Inc.	165,757	309,966
*	Charlotte Russe Holding, Inc.	62,500	528,125
* #	Charming Shoppes, Inc.	37,850	41,635
* #	Cheesecake Factory, Inc.	81,530	717,464
#	Cherokee, Inc.	7,223	149,155
* #	Chico’s FAS, Inc.	42,900	145,860
#	Christopher & Banks Corp.	55,534	289,887
*	Chromcraft Revington, Inc.	2,330	1,048
	Churchill Downs, Inc.	21,987	835,066
	Cinemark Holdings, Inc.	97,190	805,705
*	Citi Trends, Inc.	49,778	832,786
	CKE Restaurants, Inc.	42,150	357,853
	Coachmen Industries, Inc.	8,600	9,288
	Coast Distribution System, Inc.	1,827	4,019
	Cobra Electronics Corp.	3,100	4,991
* #	Coinstar, Inc.	28,098	674,071
*	Coldwater Creek, Inc.	228,070	818,771
	Collectors Universe, Inc.	22,309	82,767
#	Columbia Sportswear Co.	95	3,503
*	Concord Camera Corp.	17,675	34,996
* #	Conn’s, Inc.	65,323	885,127
#	Cooper Tire & Rubber Co.	63,300	482,979
* #	Corinthian Colleges, Inc.	33,719	481,507
* #	Cosi, Inc.	78,260	90,782
	Courier Corp.	17,273	300,723

2

* #	Cox Radio, Inc.	41,830	227,973
#	CPI Corp.	5,498	40,135
	Craftmade International, Inc.	11,921	22,769
* #	Crown Media Holdings, Inc.	187,535	583,234
	CSS Industries, Inc.	27,260	605,172
*	Culp, Inc.	36,878	105,840
*	Cumulus Media, Inc. Class A	5,566	5,844
*	Cybex International, Inc.	47,256	93,567
*	Cycle Country Accessories Corp.	4,524	3,167
* #	Deckers Outdoor Corp.	17,200	1,459,592
*	DEI Holdings, Inc.	1,899	437
*	dELiA*s, Inc.	42,042	101,742
*	Delta Apparel, Inc.	3,759	22,930
*	Design Within Reach, Inc.	44,310	89,063
	DeVry, Inc.	18	1,020
*	DG FastChannel, Inc.	34,051	603,043
*	Diedrich Coffee, Inc.	11,614	12,195
#	Dillards, Inc. Class A	43,600	232,388
#	DineEquity, Inc.	12,770	230,243
*	Dixie Group, Inc.	23,209	95,157
* #	Domino’s Pizza, Inc.	34,000	202,300
*	Dorman Products, Inc.	16,900	190,125
#	Dover Downs Gaming & Entertainment, Inc.	24,233	124,073
	Dover Motorsports, Inc.	43,086	92,204
* #	Drew Industries, Inc.	40,137	485,658
* #	drugstore.com, Inc.	144,656	257,488
* #	DSW, Inc.	25,600	331,008
*	Duckwall-ALCO Stores, Inc.	1,500	19,335
	E.W. Scripps Co.	9,600	44,640
*	Eddie Bauer Holdings, Inc.	3,140	10,770
	Educational Development Corp.	2,007	8,389
*	Einstein Noah Restaurant Group, Inc.	9,815	78,716
*	Emerson Radio Corp.	47,624	27,622
* #	Empire Resorts, Inc.	97,383	238,588
* #	Enova Systems, Inc.	9,892	10,881
*	Entravision Communications Corp.	54,076	102,204
	Escalade, Inc.	3,100	4,216
	Ethan Allen Interiors, Inc.	22,900	409,681
*	Famous Dave’s of America, Inc.	21,001	87,994
	Finish Line, Inc. Class A	146,529	1,402,283
	Fisher Communications, Inc.	31,672	1,168,697
*	Flanigan’s Enterprises, Inc.	1,877	8,446
	Flexsteel Industries, Inc.	2,036	16,553
* #	Fossil, Inc.	12,789	232,120
* #	Franklin Covey Co.	55,937	285,279
*	Franklin Electronic Publishers, Inc.	23,909	30,484
*	Frederick’s of Hollywood Group	3,315	1,326
#	Fred’s, Inc.	110,230	1,350,317
	Frisch’s Restaurants, Inc.	1,400	23,940
*	Fuel Systems Solutions, Inc.	43,178	1,228,414
*	Full House Resorts, Inc.	45,726	54,871
	Furniture Brands International, Inc.	84,530	480,976
*	Gaiam, Inc.	6,300	51,660
*	GameTech International, Inc.	6,739	15,904
*	Gaming Partners International Corp.	17,260	117,195

3

* #	Gander Mountain Co.	68,831	139,727
* #	Genesco, Inc.	28,300	702,123
* #	Gentek, Inc.	26,261	472,698
*	G-III Apparel Group, Ltd.	48,054	663,626
	Gray Television, Inc.	42,220	21,110
*	Great Wolf Resorts, Inc.	950	1,795
#	Group 1 Automotive, Inc.	79,400	797,970
*	GSI Commerce, Inc.	33,790	349,726
* #	Gymboree Corp.	11,950	309,027
*	Harris Interactive, Inc.	96,419	111,846
#	Harte-Hanks, Inc.	50,795	356,581
*	Hartmarx Corp.	43,273	25,531
*	Hastings Entertainment, Inc.	7,100	32,163
#	Haverty Furniture Co., Inc.	56,503	555,990
*	Hawk Corp.	24,687	356,727
*	Hayes Lemmerz International, Inc.	185,338	246,500
*	Heelys, Inc.	36,995	129,852
*	Helen of Troy, Ltd.	82,200	1,478,778
* #	Hibbett Sporting Goods, Inc.	2,565	45,683
*	Hollywood Media Corp.	90,728	174,198
	Hooker Furniture Corp.	30,310	276,124
*	Hot Topic, Inc.	126,913	822,396
*	Hovnanian Enterprises, Inc. Class A	148,400	636,636
* #	Iconix Brand Group, Inc.	55,664	606,181
*	ILX Resorts, Inc.	2,800	3,472
*	Image Entertainment, Inc.	34,664	26,691
	Interactive Data Corp.	4,101	96,702
	Interface, Inc. Class A	19,244	135,670
*	Interstate Hotels & Resorts, Inc.	63,086	61,824
* #	iRobot Corp.	2,561	26,430
* #	Isle of Capri Casinos, Inc.	5,500	27,995
	J. Alexander’s Corp.	18,920	91,762
* #	Jack in the Box, Inc.	800	16,080
*	JAKKS Pacific, Inc.	39,400	881,378
* #	Jarden Corp.	120,800	2,150,240
*	Jennifer Convertibles, Inc.	4,225	1,732
*	Jo-Ann Stores, Inc.	66,795	1,279,792
	Johnson Outdoors, Inc.	20,088	167,936
	Jones Apparel Group, Inc.	152,600	1,695,386
* #	Jos. A. Bank Clothiers, Inc.	57,097	1,454,261
	Journal Communications, Inc. Class A	47,666	119,165
	Kenneth Cole Productions, Inc. Class A	33,590	446,075
	Kimball International, Inc. Class B	21,400	159,430
*	Knology, Inc.	99,082	479,557
*	Kona Grill, Inc.	2,229	5,662
	Koss Corp.	4,127	49,318
* #	Krispy Kreme Doughnuts, Inc.	183,364	506,085
	KSW, Inc.	18,370	87,074
#	K-Swiss, Inc. Class A	45,140	682,968
	LaCrosse Footwear, Inc.	2,200	31,460
*	Lakeland Industries, Inc.	11,039	109,617
*	Lakes Entertainment, Inc.	32,404	139,337
#	Landry’s Restaurants, Inc.	14,850	186,367
*	Lazare Kaplan International, Inc.	22,291	160,495
#	La-Z-Boy, Inc.	97,541	563,787

4

*	LeapFrog Enterprises, Inc.	90,800	612,900
*	Lear Corp.	9,568	19,232
#	Lee Enterprises, Inc.	10,539	26,347
	Libbey, Inc.	29,120	106,579
	Lifetime Brands, Inc.	5,860	28,714
*	LIN TV Corp.	17,293	29,571
*	Lincoln Educational Services	75,093	1,085,845
	Lithia Motors, Inc. Class A	11,285	46,268
*	Live Nation, Inc.	112,225	1,262,531
	Liz Claiborne, Inc.	108,700	885,905
* #	LKQ Corp.	17,400	199,056
*	Lodgian, Inc.	56,866	290,017
*	Luby’s, Inc.	38,340	185,566
* #	Lumber Liquidators, Inc.	200	1,666
	M/I Homes, Inc.	50,800	691,388
*	Mace Security International, Inc.	27,200	23,664
*	Maidenform Brands, Inc.	61,459	674,820
	Marine Products Corp.	85,626	530,025
* #	MarineMax, Inc.	10,722	24,875
* #	Martha Stewart Living Omnimedia, Inc.	94,831	495,966
	Matthews International Corp. Class A	2,879	128,490
*	McCormick & Schmick’s Seafood Restaurants, Inc.	14,230	69,585
	MDC Holdings, Inc.	35,622	1,197,968
*	Meade Instruments Corp.	10,829	1,841
#	Media General, Inc. Class A	300	2,289
*	Mediacom Communications Corp.	17,100	75,924
* #	Meritage Homes Corp.	93,700	1,286,501
*	Midas, Inc.	22,872	298,022
	Modine Manufacturing Co.	91,950	680,430
* #	Monarch Casino & Resort, Inc.	5,000	44,550
	Monro Muffler Brake, Inc.	77,648	1,671,761
* #	Morgans Hotel Group	500	2,380
*	Morton’s Restaurant Group, Inc.	62,086	214,818
*	Mothers Work, Inc.	6,979	61,276
	Movado Group, Inc.	30,179	459,023
*	MTR Gaming Group, Inc.	45,454	121,817
* #	Multimedia Games, Inc.	12,996	39,248
*	Nathan’s Famous, Inc.	18,511	290,993
*	National Lampoon, Inc.	9,900	7,920
	National Presto Industries, Inc.	20,420	1,352,825
	Nautilus Group, Inc.	98,250	239,730
*	Navarre Corp.	10,400	9,568
	New Frontier Media, Inc.	54,050	103,776
*	New Motion, Inc.	12,728	22,656
*	New York & Co., Inc.	171,143	482,623
*	Nobel Learning Communities, Inc.	6,200	83,824
	Nobility Homes, Inc.	6,593	77,072
#	Noble International, Ltd.	6,299	10,078
#	Nutri/System, Inc.	34,300	485,345
	OfficeMax, Inc.	21,200	170,660
#	Orleans Homebuilders, Inc.	45,151	138,614
	O’Charleys, Inc.	33,530	251,475
* #	O’Reilly Automotive, Inc.	1,485	40,258
*	Outdoor Channel Holdings, Inc.	82,478	659,824
* #	Overstock.com, Inc.	44,158	548,001

5

	Oxford Industries, Inc.	36,470	491,251
*	P & F Industries, Inc. Class A	1,200	1,656
* #	P.F. Chang’s China Bistro, Inc.	13,350	273,141
*	Pacific Sunwear of California, Inc.	60,925	208,363
*	Palm Harbor Homes, Inc.	28,589	245,865
* #	Panera Bread Co.	13,100	591,072
*	PC Mall, Inc.	42,582	190,767
	Pennichuck Corp.	12,500	267,625
#	Penske Automotive Group, Inc.	163,520	1,339,229
*	Perry Ellis International, Inc.	46,847	458,632
*	PetMed Express, Inc.	67,197	1,186,699
*	Phoenix Footwear Group, Inc.	11,828	4,790
*	Pinnacle Entertainment, Inc.	30,100	168,560
*	Playboy Enterprises, Inc. Class A	2,050	7,482
*	Playboy Enterprises, Inc. Class B	58,407	144,265
#	Polaris Industries, Inc.	4,250	143,097
*	Pomeroy IT Solutions, Inc.	11,142	28,969
#	Pool Corp.	789	13,736
*	Premier Exhibitions, Inc.	21,437	22,080
#	Pre-Paid Legal Services, Inc.	25,143	992,646
*	PreVu, Inc.	20,120	80
* #	Priceline.com, Inc.	2,688	141,469
	PRIMEDIA, Inc.	43,399	54,249
* #	Princeton Review, Inc.	75,250	419,142
*	Progressive Gaming International Corp.	417	138
*	Proliance International, Inc.	35,104	21,062
*	QEP Co., Inc.	5,500	19,635
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	105,528	79,146
*	Quiksilver, Inc.	187,280	485,055
*	Rainmaker Systems, Inc.	42,597	53,246
*	RC2 Corp.	52,000	660,400
	RCN Corp.	60,760	391,902
*	Reading International, Inc. Class A	5,415	29,891
*	Reading International, Inc. Class B	2,340	14,438
*	Red Lion Hotels Corp.	48,400	134,068
* #	Red Robin Gourmet Burgers, Inc.	41,698	633,393
*	Regent Communications, Inc.	27,301	7,917
	Regis Corp.	68,149	843,003
* #	Rent-A-Center, Inc.	104,681	1,528,343
*	Rentrak Corp.	32,476	368,603
*	Retail Ventures, Inc.	70,000	144,200
*	Rex Stores Corp.	18,425	163,614
*	Rick’s Cabaret International, Inc.	14,781	93,416
*	Riviera Holdings Corp.	3,300	14,157
*	Rockford Corp.	20,777	20,361
*	Rocky Brands, Inc.	15,542	64,499
*	Rubio’s Restaurants, Inc.	16,318	71,473
	Ruby Tuesday, Inc.	103,815	250,194
	Russ Berrie & Co., Inc.	38,966	105,208
*	Ruth’s Hospitality Group, Inc.	2,110	4,832
#	Ryland Group, Inc.	47,056	884,182
*	Saga Communications, Inc. Class A	50,315	269,185
#	Saks, Inc.	26,500	159,000
	Salem Communications Corp.	42,870	45,013
* #	Sally Beauty Holdings, Inc.	44,500	226,060

6

	Sauer-Danfoss, Inc.	58,090	595,422
	Scholastic Corp.	56,179	1,043,244
	Service Corp. International	99,757	688,323
	Shiloh Industries, Inc.	48,904	245,009
*	Shoe Carnival, Inc.	40,327	564,981
*	Shuffle Master, Inc.	18,975	73,243
	Sinclair Broadcast Group, Inc. Class A	54,732	176,784
*	Skechers U.S.A., Inc. Class A	34,368	466,717
	Skyline Corp.	22,707	490,925
* #	Smith & Wesson Holding Corp.	129,410	297,643
	Sonesta International Hotels Corp. Class A	4,500	47,250
#	Sonic Automotive, Inc.	18,100	92,853
* #	Sonic Corp.	46,459	497,111
#	Sotheby’s Class A	12,900	120,099
* #	Source Interlink Companies, Inc.	11,598	4,291
*	Spanish Broadcasting System, Inc.	77,924	17,923
	Spartan Motors, Inc.	109,809	504,023
	Speedway Motorsports, Inc.	40,232	641,700
*	Sport Chalet, Inc. Class A	29,308	46,014
*	Sport Chalet, Inc. Class B	877	1,666
	Sport Supply Group, Inc.	34,899	280,239
*	Sport-Haley, Inc.	100	74
	Stage Stores, Inc.	56,088	432,438
*	Stamps.com, Inc.	53,599	523,126
	Standard Motor Products, Inc.	40,400	170,084
	Standard Pacific Corp.	290,145	826,913
	Stanley Furniture, Inc.	21,753	214,050
*	Steinway Musical Instruments, Inc.	28,502	634,455
*	Steven Madden, Ltd.	62,836	1,368,568
	Stewart Enterprises, Inc.	106,400	550,088
*	Stoneridge, Inc.	66,483	378,288
	Strattec Security Corp.	5,848	125,498
	Sturm Ruger & Co., Inc.	46,576	333,018
#	Superior Industries International, Inc.	89,286	1,276,790
	Superior Uniform Group, Inc.	9,036	90,270
*	Syms Corp.	5,226	54,873
#	Systemax, Inc.	89,305	1,264,559
#	Talbots, Inc.	8,600	84,366
	Tandy Brand Accessories, Inc.	18,760	45,212
*	Tandy Leather Factory, Inc.	21,763	50,055
* #	Tarragon Corp.	80,341	10,444
	Tempur-Pedic International, Inc.	9,200	71,852
*	Tenneco Automotive, Inc.	49,900	245,009
* #	Texas Roadhouse, Inc.	33,500	235,170
*	The Children’s Place Retail Stores, Inc.	27,000	902,610
* #	The Dress Barn, Inc.	78,300	748,548
*	The Hallwood Group, Inc.	200	6,700
	The Marcus Corp.	54,615	766,248
	The Men’s Wearhouse, Inc.	30,001	458,715
	The Pep Boys - Manny, Moe & Jack	59,400	286,308
* #	The Steak n Shake Co.	4,900	25,235
* #	The Walking Co Holdings, Inc.	23,605	84,506
*	The Wet Seal, Inc. Class A	261,166	767,828
* #	thinkorswim Group, Inc.	53,000	424,000
#	Thor Industries, Inc.	14,400	257,760

7

*	Timberland Co. Class A	8,800	106,480
* #	TiVo, Inc.	78,747	540,992
*	Town Sports International Holdings, Inc.	45,646	113,659
* #	Tractor Supply Co.	21,588	897,197
*	Trans World Entertainment Corp.	11,436	27,446
* #	True Religion Apparel, Inc.	39,969	669,481
*	Tuesday Morning Corp.	106,925	239,512
*	Tween Brands, Inc.	31,625	269,445
*	Unifi, Inc.	164,600	790,080
	Unifirst Corp.	20,268	661,345
*	Universal Electronics, Inc.	44,000	929,720
* #	Universal Technical Institute, Inc.	58,685	968,302
* #	Vail Resorts, Inc.	7,100	236,146
* #	Valassis Communications, Inc.	150,007	666,031
	Value Line, Inc.	8,034	309,711
*	ValueVision Media, Inc. Class A	63,375	43,729
* #	VCG Holding Corp.	800	1,936
	Virco Manufacturing Corp.	19,429	53,235
	Visteon Corp.	129,800	89,562
* #	Volcom, Inc.	68,319	883,365
*	Warnaco Group, Inc.	29,553	880,975
#	Warner Music Group Corp.	32,400	134,136
*	Wells-Gardner Electronics Corp.	29,905	19,438
* #	Wendy’s/Arby’s Group, Inc.	86,420	312,840
*	West Marine, Inc.	13,600	86,088
	Weyco Group, Inc.	10,000	278,000
*	Williams Controls, Inc.	20,502	246,024
*	Winmark Corp.	8,667	130,265
	Winnebago Industries, Inc.	72,300	429,462
* #	WMS Industries, Inc.	25,175	629,375
#	Wolverine World Wide, Inc.	50,000	1,175,000
*	Woodbridge Holdings Corp.	4,770	3,673
#	World Wrestling Entertainment, Inc.	16,780	238,947
*	WPT Enterprises, Inc.	15,520	5,898
	Xerium Technologies, Inc.	120,803	469,924
* #	Zale Corp.	67,071	1,144,231
* #	Zumiez, Inc.	16,174	157,858
Total Consumer Discretionary			142,767,369

Consumer Staples — (3.6%)
	Alico, Inc.	21,550	848,854
*	Alliance One International, Inc.	286,835	958,029
	American Italian Pasta Co.	481	6,133
#	Andersons, Inc.	16,460	438,330
	Arden Group, Inc. Class A	800	120,000
	B&G Foods, Inc.	111,392	415,492
* #	BJ’s Wholesale Club, Inc.	400	14,080
* #	Boston Beer Co., Inc. Class A	16,672	630,035
*	Bridgford Foods Corp.	1,020	4,080
*	Cagle’s, Inc. Class A	700	2,310
#	Calavo Growers, Inc.	34,587	351,058
#	Cal-Maine Foods, Inc.	56,619	1,664,032
* #	Caribou Coffee Co.	23,336	41,538
	Casey’s General Stores, Inc.	55,700	1,682,140
	CCA Industries, Inc.	11,462	51,579

8

* #	Central European Distribution Corp.	34,187	984,244
*	Central Garden & Pet Co.	53,883	182,125
*	Central Garden & Pet Co. Class A	68,602	218,154
* #	Chattem, Inc.	23,250	1,759,327
#	Chiquita Brands International, Inc.	18,500	252,525
	Coca-Cola Bottling Co.	2,082	91,983
	Coffee Holding Co, Inc.	12,391	20,445
*	Collective Brands, Inc.	28,300	361,957
*	Craft Brewers Alliance, Inc.	19,300	53,847
*	Cuisine Solutions, Inc.	43,772	109,868
*	Darling International, Inc.	164,920	1,243,497
	Del Monte Foods Co.	282,900	1,785,099
#	Diamond Foods, Inc.	55,798	1,630,976
* #	Elizabeth Arden, Inc.	29,677	513,115
	Farmer Brothers Co.	47,362	1,136,688
#	Flowers Foods, Inc.	82,837	2,456,117
	Golden Enterprises, Inc.	675	1,451
	Great Atlantic & Pacific Tea, Inc.	47,500	392,825
* #	Green Mountain Coffee, Inc.	3,070	88,999
	Griffin Land & Nurseries, Inc. Class A	2,100	64,407
*	Hain Celestial Group, Inc.	62,400	1,450,176
	Imperial Sugar Co.	15,430	182,691
	Ingles Market, Inc. Class A	12,737	237,672
*	Integrated Biopharma, Inc.	21,140	9,090
	Inter Parfums, Inc.	86,902	1,013,277
	J & J Snack Foods Corp.	37,199	1,166,561
	Lancaster Colony Corp.	8,615	271,717
#	Lance, Inc.	32,111	664,377
* #	Lifeway Foods, Inc.	44,336	443,360
#	Mannatech, Inc.	47,634	191,012
* #	Maui Land & Pineapple Co., Inc.	25,904	401,512
* #	Medifast, Inc.	45,088	243,475
	MGP Ingredients, Inc.	18,402	27,971
*	Monterey Pasta Co.	31,410	49,628
	Nash-Finch Co.	18,700	737,341
* #	National Beverage Corp.	134,558	1,232,551
*	Natural Alternatives International, Inc.	18,071	113,486
*	NBTY, Inc.	36,293	848,167
#	Nu Skin Enterprises, Inc. Class A	21,296	274,505
	Oil-Dri Corp. of America	9,430	156,066
*	Omega Protein Corp.	47,703	352,048
*	Orchids Paper Products Co.	700	4,865
*	Overhill Farms, Inc.	49,522	220,373
*	Pantry, Inc.	4,400	96,888
*	Parlux Fragrances, Inc.	72,923	235,541
* #	Peet’s Coffee & Tea, Inc.	33,100	743,426
#	Pilgrim’s Pride Corp.	25,926	28,519
*	Prestige Brands Holdings, Inc.	125,114	864,538
	PriceSmart, Inc.	36,982	551,032
	Ralcorp Holdings, Inc.	20,531	1,389,538
#	Reliv’ International, Inc.	17,235	90,311
	Rocky Mountain Chocolate Factory, Inc.	14,720	103,923
#	Ruddick Corp.	49,200	1,409,088
	Sanderson Farms, Inc.	26,378	823,521
*	Sanfilippo (John B.) & Son, Inc.	15,627	112,671

9

*	Schiff Nutrition International, Inc.	22,064	129,957
	Seaboard Corp.	370	495,800
*	Seneca Foods Corp. Class A	300	4,881
*	Seneca Foods Corp. Class B	700	12,498
* #	Smart Balance, Inc.	46,392	332,167
	Spartan Stores, Inc.	62,016	1,673,812
* #	Spectrum Brands, Inc.	83,500	60,955
* #	Star Scientific, Inc.	45,854	145,816
	Stephan Co.	900	2,475
	Tasty Baking Co.	1,550	6,789
*	Tofutti Brands, Inc.	7,749	15,885
#	Tootsie Roll Industries, Inc.	13,775	342,584
*	TreeHouse Foods, Inc.	53,953	1,632,618
* #	United Natural Foods, Inc.	33,600	750,624
	United-Guardian, Inc.	15,087	136,085
#	Universal Corp.	20,430	808,824
	Vector Group, Ltd.	23,217	395,850
	Village Super Market, Inc.	5,093	250,270
#	WD-40 Co.	20,681	601,817
	Weis Markets, Inc.	40,583	1,316,513
*	Winn-Dixie Stores, Inc.	78,400	1,177,568
*	Zapata Corp.	8,656	54,100
Total Consumer Staples			47,664,144

Energy — (5.0%)
*	Abraxas Petroleum Corp.	14,077	30,969
	Adams Resources & Energy, Inc.	7,798	145,043
*	Allis-Chalmers Energy, Inc.	107,781	728,600
*	American Oil & Gas, Inc.	73,601	132,482
* #	Arena Resources, Inc.	11,800	359,664
	Atlas America, Inc.	35,958	823,798
* #	ATP Oil & Gas Corp.	26,100	314,244
* #	Atwood Oceanics, Inc.	63,996	1,758,610
*	Aventine Renewable Energy Holdings, Inc.	22,400	43,680
	Barnwell Industries, Inc.	8,512	54,477
*	Basic Energy Services, Inc.	41,461	567,186
#	Berry Petroleum Corp. Class A	45,000	1,048,500
*	Bill Barret Corp.	27,542	561,857
*	Bolt Technology Corp.	30,235	245,206
*	Boots & Coots International Well Control, Inc.	221,016	380,148
* #	BPZ Resources, Inc.	60,596	599,900
*	Brigham Exploration Co.	128,700	1,009,008
* #	Bristow Group, Inc.	32,162	796,653
*	Bronco Drilling Co., Inc.	57,209	441,653
	Cabot Oil & Gas Corp.	22,100	620,347
* #	Cal Dive International, Inc.	16,337	139,028
*	Callon Petroleum Co.	36,900	380,808
	CARBO Ceramics, Inc.	16,300	705,301
*	Carrizo Oil & Gas, Inc.	38,907	910,035
	CKX Lands, Inc.	400	4,654
*	Clayton Williams Energy, Inc.	29,598	1,433,431
*	Complete Production Services, Inc.	73,620	912,152
* #	Comstock Resources, Inc.	63,010	3,113,954
*	Contango Oil & Gas Co.	27,185	1,495,175
*	CREDO Petroleum Corp.	28,871	252,621

10

	Crosstex Energy, Inc.	29,880	305,075
* #	Crusader Energy Group, Inc.	86,355	172,710
*	Dawson Geophysical Co.	18,351	450,150
* #	Delta Petroleum Corp.	60,785	571,379
* #	Denbury Resources, Inc.	170,120	2,162,225
* #	Dune Energy, Inc.	72,147	25,251
* #	Edge Petroleum Corp.	35,984	21,231
*	Encore Acquisition Co.	66,000	2,055,900
*	Endeavour International Corp.	263,011	197,258
*	Energy Partners, Ltd.	78,851	340,636
*	Evolution Petroleum Corp.	86,542	141,063
*	EXCO Resources, Inc.	110,629	1,016,681
* #	FieldPoint Petroleum Corp.	28,291	65,069
* #	Forest Oil Corp.	40,138	1,172,431
*	FX Energy, Inc.	83,669	409,141
* #	Gasco Energy, Inc.	310,189	248,151
*	Geokinetics, Inc.	30,588	174,352
*	Geomet, Inc.	109,298	322,429
*	GeoResources, Inc.	12,859	192,113
* #	GMX Resources, Inc.	5,030	189,882
* #	Goodrich Petroleum Corp.	17,300	480,248
* #	Grey Wolf, Inc.	227,898	1,463,105
	Gulf Island Fabrication, Inc.	38,761	763,979
*	Gulfmark Offshore, Inc.	35,600	1,317,200
*	Gulfport Energy Corp.	99,577	702,018
* #	Harvest Natural Resources, Inc.	99,584	845,468
	Helmerich & Payne, Inc.	17,800	610,718
*	HKN, Inc.	27,300	142,506
*	Hornbeck Offshore Services, Inc.	28,100	668,780
* #	Hyperdynamics Corp.	107,762	108,840
* #	International Coal Group, Inc.	39,500	184,860
* #	James River Coal Co.	49,969	960,404
*	Kodiak Oil & Gas Corp.	208,747	156,560
	Lufkin Industries, Inc.	15,869	830,266
* #	Mariner Energy, Inc.	114,782	1,651,713
	Massey Energy Co.	41,630	961,237
* #	Matrix Service Co.	39,143	479,502
*	McMoran Exploration Co.	61,756	876,318
*	Meridian Resource Corp.	298,970	355,774
* #	Mexco Energy Corp.	3,000	38,400
*	Mitcham Industries, Inc.	31,489	171,930
*	NATCO Group, Inc. Class A	26,200	553,868
* #	National Coal Corp.	91,092	390,785
*	Natural Gas Services Group	37,691	499,406
*	Newpark Resources, Inc.	203,229	1,168,567
* #	Northern Oil & Gas, Inc.	46,100	251,245
*	Oil States International, Inc.	30,600	707,778
* #	OMNI Energy Services Corp.	48,824	109,854
	Overseas Shipholding Group, Inc.	100	3,758
#	Panhandle Royalty Co.	23,950	598,750
*	Parallel Petroleum Corp.	47,490	190,435
*	Parker Drilling Co.	137,601	704,517
	Penn Virginia Corp.	11,706	435,112
*	Petroleum Development Corp.	32,057	663,900
* #	PetroQuest Energy, Inc.	107,754	1,072,152

11

*	PHI, Inc. Non-Voting	30,333	636,386
*	PHI, Inc. Voting	200	4,660
*	Pioneer Drilling Co.	91,526	708,411
*	PowerSecure International, Inc.	25,355	97,617
*	Quest Resource Corp.	104,023	44,210
* #	Royale Energy, Inc.	27,715	98,111
#	RPC, Inc.	105,231	1,114,396
	St. Mary Land & Exploration Co.	5,300	131,917
*	Stone Energy Corp.	43,214	1,311,113
* #	SulphCo, Inc.	136,182	272,364
*	Superior Well Services, Inc.	52,370	877,197
*	Swift Energy Corp.	48,784	1,564,991
*	T-3 Energy Services, Inc.	20,125	485,214
* #	Teton Energy Corp.	28,881	43,610
*	TETRA Technologies, Inc.	32,446	225,824
*	TGC Industries, Inc.	49,544	111,474
* #	Toreador Resources Corp.	45,587	337,344
* #	Trico Marine Services, Inc.	32,744	294,696
* #	Tri-Valley Corp.	75,080	356,630
* #	TXCO Resources, Inc.	82,064	430,015
*	Union Drilling, Inc.	59,349	325,233
*	Unit Corp.	18,400	690,736
* #	Uranium Energy Corp.	29,517	13,283
* #	Uranium Resources, Inc.	33,419	31,414
#	USEC, Inc.	8,963	37,017
* #	VAALCO Energy, Inc.	174,400	924,320
*	Venoco, Inc.	700	2,961
*	VeraSun Energy Corp.	3,175	1,619
* #	Verenium Corp.	17,964	18,323
	W&T Offshore, Inc.	3,200	61,344
* #	Warren Resources, Inc.	76,888	406,738
*	Westmoreland Coal Co.	26,103	257,115
*	Whiting Petroleum Corp.	39,464	2,051,733
	World Fuel Services Corp.	43,100	923,633
Total Energy			66,253,913

Financials — (15.0%)
	1st Source Corp.	72,676	1,559,627
	21st Century Holding Co.	17,130	92,845
	Abigail Adams National Bancorp, Inc.	1,600	6,400
	Abington Bancorp, Inc.	74,472	770,785
	Access National Corp.	2,900	16,950
	Advance America, Cash Advance Centers, Inc.	73,974	198,250
	Advanta Corp. Class A	43,974	104,218
	Advanta Corp. Class B	107,149	484,313
	Affirmative Insurance Holdings, Inc.	34,457	41,004
	Alliance Bancorp, Inc. of Pennsylvania	1,300	10,400
	Alliance Financial Corp.	300	6,900
*	Alphatec Holdings, Inc.	128,099	503,429
*	AmComp, Inc.	36,019	437,271
	Amcore Financial, Inc.	51,380	238,917
	American Bancorp of New Jersey, Inc.	32,291	290,619
	American Equity Investment Life Holding Co.	109,578	495,293
*	American Independence Corp.	4,724	16,298
	American Physicians Capital, Inc.	18,750	767,062

12

	American River Bankshares	7,660	81,962
#	American West Bancorporation	41,525	50,245
* #	AmeriCredit Corp.	155,700	912,402
	Ameris Bancorp	11,586	127,909
*	Amerisafe, Inc.	62,227	1,072,793
*	AmeriServe Financial, Inc.	66,711	164,109
	Anchor Bancorp Wisconsin, Inc.	16,504	94,073
*	Appalachian Bancshares, Inc.	8,025	39,884
	Arrow Financial Corp.	30,590	795,034
#	Asset Acceptance Capital Corp.	89,204	723,444
#	ASTA Funding, Inc.	4,800	16,320
*	Atlantic American Corp.	5,300	6,042
	Atlantic Coast Federal Corp.	25,426	165,523
#	Atlantic Southern Financial Group, Inc.	1,100	12,100
	Auburn National Bancorporation, Inc.	300	6,600
* #	B of I Holding, Inc.	23,007	105,832
	Baldwin & Lyons, Inc. Class A	550	8,800
	Baldwin & Lyons, Inc. Class B	12,275	223,282
#	BancFirst Corp.	39,225	1,976,940
	Bancorp Rhode Island, Inc.	2,393	57,958
	BancorpSouth, Inc.	61,904	1,502,410
#	BancTrust Financial Group, Inc.	14,700	183,162
	Bank Mutual Corp.	165,456	1,907,708
	Bank of Commerce Holdings	1,200	6,528
*	Bank of Florida Corp.	24,447	149,127
	Bank of Granite Corp.	35,067	135,008
	Bank of the Ozarks, Inc.	20,934	636,394
#	BankAtlantic Bancorp, Inc.	2,763	17,048
	BankFinancial Corp.	44,994	548,477
	Banner Corp.	4,869	62,177
	Bar Harbor Bankshares	3,100	83,545
	BCB Bancorp, Inc.	300	3,645
*	Beach First National Bancshares, Inc.	7,905	40,790
	Benjamin Franklin Bancorp, Inc.	17,113	222,298
	Berkshire Bancorp, Inc.	350	2,233
	Berkshire Hills Bancorp, Inc.	30,709	799,355
	Beverly Hills Bancorp, Inc.	48,489	35,397
	BGC Partners, Inc. Class A	121,287	496,064
*	BNCCORP, Inc.	2,000	12,500
	Boston Private Financial Holdings, Inc.	2,900	25,636
*	Bridge Capital Holdings	1,044	9,918
* #	Broadpoint Securities Group, Inc.	91,644	270,350
	Brookline Bancorp, Inc.	116,099	1,358,358
#	Brooklyn Federal Bancorp, Inc.	8,779	127,295
	Bryn Mawr Bank Corp.	7,159	151,699
	C&F Financial Corp.	200	3,898
	Cadence Financial Corp.	37,220	279,150
	California First National Bancorp	2,900	25,172
	Camco Financial Corp.	1,400	9,968
	Camden National Corp.	16,700	488,475
	Capital Bank Corp.	3,409	26,931
	Capital City Bank Group, Inc.	42,610	1,193,080
	Capital Corp. of the West	22,954	52,794
	Capital Properties, Inc.	550	12,650
	Capital Southwest Corp.	12,560	1,281,120

13

	CapitalSouth Bancorp	3,106	5,839
	Capitol Bancorp, Ltd.	39,200	401,408
	Cardinal Financial Corp.	62,030	387,067
	Carver Bancorp, Inc.	900	6,066
	Cascade Financial Corp.	9,178	63,787
	Cash America International, Inc.	32,800	1,160,136
#	Cathay General Bancorp	14,406	352,659
	Center Bancorp, Inc.	38,441	392,098
	Center Financial Corp.	56,003	576,831
#	Centerstate Banks of Florida, Inc.	900	15,750
	Central Bancorp, Inc.	300	2,137
*	Central Jersey Bancorp	8,423	57,613
	Central Pacific Financial Corp.	42,652	665,371
	Centrue Financial Corp.	1,000	10,880
	Century Bancorp, Inc. Class A	1,160	19,140
	CFS Bancorp, Inc.	7,141	57,842
	Chemical Financial Corp.	34,057	894,677
*	Chicopee Bancorp, Inc.	600	7,380
	Citizens Community Bancorp, Inc.	17,882	105,683
	Citizens First Bancorp, Inc.	8,315	24,529
	Citizens Holding Co.	300	5,748
#	Citizens Republic Bancorp, Inc.	3,984	11,753
	Citizens South Banking Corp.	2,100	14,175
* #	Citizens, Inc.	136,284	1,157,051
	City Holding Co.	37,559	1,571,469
	Clifton Savings Bancorp, Inc.	59,091	644,092
*	CNA Surety Corp.	67,359	932,922
	CNB Financial Corp.	3,500	44,800
	CoBiz Financial, Inc.	2,475	28,809
	Codorus Valley Bancorp, Inc.	630	6,391
#	Cohen & Steers, Inc.	30,548	555,057
	Colony Bankcorp, Inc.	3,600	31,500
	Columbia Banking System, Inc.	29,828	474,862
	Comm Bancorp, Inc.	762	28,994
*	Command Security Corp.	34,246	113,012
	Commercial National Financial Corp.	700	10,381
	Commonwealth Bankshares, Inc.	2,000	19,900
* #	Community Bancorp	3,066	9,873
#	Community Bank System, Inc.	42,000	1,047,900
	Community Bankshares, Inc.	100	2,096
	Community Trust Bancorp, Inc.	41,286	1,378,127
	Community West Bancshares	2,300	8,625
	Compass Diversified Holdings	90,520	1,104,344
* #	CompuCredit Corp.	41,800	107,844
	Consolidated-Tokoma Land Co.	14,619	539,441
*	Consumer Portfolio Services, Inc.	28,634	30,925
	Cooperative Bankshares, Inc.	700	2,030
*	Core-Mark Holding Co., Inc.	21,596	426,953
#	Corus Bankshares, Inc.	118,064	259,741
*	Cowen Group, Inc.	17,400	123,018
*	Cowlitz Bancorporation	300	1,939
	Crawford & Co. Class A	7,900	60,909
	Crawford & Co. Class B	800	11,600
*	Crescent Financial Corp.	26,020	139,207
	CVB Financial Corp.	77,436	980,340

14

*	Dearborn Bancorp, Inc.	14,046	42,559
	Delphi Financial Group, Inc. Class A	39,951	629,228
*	Diamond Hill Investment Group, Inc.	6,962	442,714
	Dime Community Bancshares	77,385	1,292,329
*	Dollar Financial Corp.	39,500	459,385
	Donegal Group, Inc. Class A	62,475	1,023,340
	Donegal Group, Inc. Class B	870	14,224
	Eastern Insurance Holdings, Inc.	28,244	265,211
	Eastern Virginia Bankshares, Inc.	300	3,147
	ECB Bancorp, Inc.	100	1,900
	EMC Insurance Group, Inc.	20,428	499,669
	Employers Holdings, Inc.	37	472
*	Encore Bancshares, Inc.	2,300	38,387
*	Encore Capital Group, Inc.	71,256	666,956
	Enterprise Bancorp, Inc.	600	7,728
	Enterprise Financial Services Corp.	35,516	658,822
	ESB Financial Corp.	2,937	30,545
	ESSA Bancorp, Inc.	50,251	696,479
	Evans Bancorp, Inc.	300	5,040
	Evercore Partners, Inc. Class A	1,250	15,212
*	ExlService Holdings, Inc.	9,929	72,482
*	EZCORP, Inc. Class A	3,000	47,520
#	F.N.B. Corp.	94,677	1,240,269
#	Farmers Capital Bank Corp.	3,001	59,360
	FBL Financial Group, Inc. Class A	17,900	312,534
*	FCStone Group, Inc.	291	1,731
	Federal Agriculture Mortgage Corp. Class A	300	900
#	Federal Agriculture Mortgage Corp. Class C	13,100	75,980
	Fidelity Bancorp, Inc.	692	7,197
	Fidelity Southern Corp.	20,592	71,044
	Financial Federal Corp.	22,800	527,820
	Financial Institutions, Inc.	8,050	130,490
*	First Acceptance Corp.	139,921	426,759
	First Bancorp	45,606	798,105
	First Bancorp, Inc.	1,100	19,800
	First Bancshares, Inc. (318687100)	400	6,220
	First Bancshares, Inc. (318916103)	300	4,360
#	First Busey Corp.	59,601	1,110,963
	First Business Financial Services, Inc.	700	11,886
* #	First Cash Financial Services, Inc.	78,973	1,213,815
	First Citizens BancShares, Inc.	686	104,903
#	First Commonwealth Financial Corp.	116,633	1,289,961
#	First Community Bancshares, Inc.	21,028	658,176
	First Defiance Financial Corp.	14,995	150,700
#	First Federal Bancshares of Arkansas, Inc.	3,700	32,264
	First Federal Bankshares, Inc.	200	528
	First Federal of Northern Michigan Bancorp, Inc.	2,300	6,325
	First Financial Bancorp	101,247	1,361,772
#	First Financial Bankshares, Inc.	17,165	930,171
	First Financial Corp.	43,176	1,825,481
	First Financial Holdings, Inc.	32,588	707,160
	First Financial Service Corp.	1,790	32,489
*	First Keystone Financial, Inc.	200	1,795
	First M&F Corp.	300	2,853
*	First Mariner Bancorp, Inc.	1,900	2,793

15

	First Merchants Corp.	27,942	615,003
*	First Mercury Financial Corp.	49,669	535,929
	First Midwest Bancorp, Inc.	722	16,036
	First Niagara Financial Group, Inc.	157,229	2,479,501
	First PacTrust Bancorp, Inc.	1,449	14,780
	First Place Financial Corp.	16,192	111,239
*	First Regional Bancorp	22,469	123,580
	First Security Group, Inc.	6,847	51,284
#	First South Bancorp, Inc.	27,395	384,900
	First State Financial Corp.	1,081	3,243
	First United Corp.	1,400	24,388
	First West Virginia Bancorp, Inc.	416	6,282
	Firstbank Corp.	2,116	19,432
*	FirstCity Financial Corp.	10,042	32,637
	FirstMerit Corp.	95,640	2,230,325
#	Flagstar Bancorp, Inc.	227,695	432,621
	Flushing Financial Corp.	69,553	1,081,549
	FNB United Corp.	30,359	195,208
*	Forestar Real Estate Group, Inc.	510	4,463
*	Fox Chase Bancorp, Inc.	1,900	22,610
*	FPIC Insurance Group, Inc.	15,502	693,870
#	Frontier Financial Corp.	3,582	23,856
*	GAINSCO, INC.	46,311	56,036
	GAMCO Investors, Inc.	6,400	243,648
	Gateway Financial Holdings, Inc.	11,391	61,967
	German American Bancorp, Inc.	31,480	358,872
	Glacier Bancorp, Inc.	53,745	1,084,037
*	Golfsmith International Holdings, Inc.	3,232	3,070
#	Great Southern Bancorp, Inc.	2,428	25,858
#	Greene Bancshares, Inc.	26,875	530,781
#	Greenhill & Co., Inc.	400	26,388
#	Grubb & Ellis Co.	121,742	186,265
	GS Financial Corp.	500	7,745
*	Guaranty Bancorp	83,889	357,367
	Guaranty Federal Bancshares, Inc.	3,366	28,813
*	Hallmark Financial Services, Inc.	59,911	389,422
#	Hancock Holding Co.	33,699	1,488,148
#	Hanmi Financial Corp.	5,729	22,916
	Harleysville Group, Inc.	27,900	881,082
#	Harleysville National Corp.	102,443	1,420,884
	Harrington West Financial Group, Inc.	1,200	4,560
*	Harris & Harris Group, Inc.	71,889	359,445
	Heartland Financial USA, Inc.	42,763	1,015,621
	Heritage Commerce Corp.	6,533	84,537
	Heritage Financial Corp.	12,199	148,950
	Heritage Financial Group	27,550	272,607
	HF Financial Corp.	1,457	20,005
*	HFF, Inc.	9,300	23,622
*	Hilltop Holdings, Inc.	84,500	794,300
	Hingham Institution for Savings	559	16,155
	HMN Financial, Inc.	4,571	41,139
	Home Bancshares, Inc.	67,295	1,752,362
	Home Federal Bancorp, Inc.	51,601	598,056
	HopFed Bancorp, Inc.	2,137	23,122
	Horace Mann Educators Corp.	38,700	308,052

16

	Horizon Bancorp	300	5,190
	Horizon Financial Corp.	5,797	34,840
*	HouseValues, Inc.	70,335	187,091
	IBERIABANK Corp.	25,574	1,302,740
#	Imperial Capital Bancorp, Inc.	1,685	8,695
	Independence Holding Co.	38,596	252,032
	Independent Bank Corp. (MA)	50,305	1,447,275
	Independent Bank Corp. (MI)	14,329	52,587
	Indiana Community Bancorp	900	16,200
	Infinity Property & Casualty Corp.	17,500	696,850
	Integra Bank Corp.	33,416	201,498
* #	International Assets Holding Corp.	14,741	237,920
	International Bancshares Corp.	55,769	1,448,321
	Intervest Bancshares Corp.	4,458	26,659
*	Investment Technology Group, Inc.	33,800	689,858
*	Investors Bancorp, Inc.	107,423	1,542,594
	Investors Title Co.	1,100	41,756
	Irwin Financial Corp.	2,127	4,679
#	Jones Lang LaSalle, Inc.	21,100	694,612
* #	KBW, Inc.	26,200	767,136
	Kearny Financial Corp.	63,496	732,109
	Kentucky First Federal Bancorp	3,200	30,432
#	K-Fed Bancorp	39,945	335,937
*	Knight Capital Group, Inc.	78,600	1,136,556
*	LaBranche & Co., Inc.	5,300	33,019
	Lakeland Bancorp, Inc.	41,287	454,983
	Lakeland Financial Corp.	35,454	795,942
	LandAmerica Financial Group, Inc.	6,900	67,965
	Landmark Bancorp, Inc.	1,838	38,598
	Legacy Bancorp, Inc.	26,106	340,422
#	Life Partners Holdings, Inc.	18,831	756,630
*	Liquidity Services, Inc.	86,865	729,666
	LNB Bancorp, Inc.	18,962	131,976
* #	LoopNet, Inc.	104,729	792,799
	LSB Corp.	2,084	21,986
#	Macatawa Bank Corp.	24,188	121,182
	MainSource Financial Group, Inc.	62,417	1,114,768
*	MarketAxess Holdings, Inc.	130	744
*	Marlin Business Services, Inc.	1,186	4,697
	Mayflower Bancorp, Inc.	100	563
	MB Financial, Inc.	52,688	1,565,360
#	MBT Financial Corp.	38,131	167,395
	Meadowbrook Insurance Group, Inc.	77,400	407,898
	Medallion Financial Corp.	29,647	239,844
#	Mercantile Bancorp, Inc.	550	7,838
	Mercantile Bank Corp.	2,450	23,741
	Mercer Insurance Group, Inc.	18,342	240,555
	Merchants Bancshares, Inc.	11,342	244,534
* #	Meridian Interstate Bancorp, Inc.	1,500	14,550
	Meta Financial Group, Inc.	2,200	22,990
	MetroCorp Bancshares, Inc.	5,176	57,247
	MicroFinancial, Inc.	14,000	42,000
	Mid Penn Bancorp, Inc.	531	11,682
	MidSouth Bancorp, Inc.	1,193	19,744
#	Midwest Banc Holdings, Inc.	12,800	38,528

17

	Monroe Bancorp	400	4,020
* #	Move, Inc.	469,136	788,148
	MutualFirst Financial, Inc.	3,388	29,645
#	Nara Bancorp, Inc.	63,203	695,233
#	National Interstate Corp.	7,892	138,110
#	National Penn Bancshares, Inc.	132,002	2,236,114
	National Security Group, Inc.	1,000	8,250
	National Western Life Insurance Co. Class A	1,900	358,682
*	Navigators Group, Inc.	6,422	324,375
	NBT Bancorp, Inc.	25,601	713,756
	Nelnet, Inc. Class A	65,434	957,299
*	New Century Bancorp, Inc.	1,300	7,475
	New England Bancshares, Inc.	19,897	188,126
	New Hampshire Thrift Bancshares, Inc.	2,320	21,344
	New Westfield Financial, Inc.	99,890	1,033,862
	NewAlliance Bancshares, Inc.	195,136	2,692,877
	NewBridge Bancorp	10,172	38,348
*	Newport Bancorp, Inc.	700	8,050
* #	NewStar Financial, Inc.	58,473	316,339
*	NexCen Brands, Inc.	16,597	1,371
*	Nexity Financial Corp.	15,026	22,539
	North Central Bancshares, Inc.	400	6,350
	North Valley Bancorp	400	2,420
	Northeast Community Bancorp, Inc.	35,208	272,686
	Northrim Bancorp, Inc.	5,998	79,114
	Northwest Bancorp, Inc.	42,368	1,122,752
	Norwood Financial Corp.	515	16,480
	NYMAGIC, Inc.	11,000	191,950
	OceanFirst Financial Corp.	30,591	507,505
*	Ocwen Financial Corp.	57,300	383,910
	Ohio Valley Banc Corp.	600	11,130
	Old National Bancorp	94,500	1,789,830
*	Oritani Financial Corp.	5,700	97,356
	Osage Bancshares, Inc.	600	4,770
#	PAB Bankshares, Inc.	246	1,513
#	Pacific Capital Bancorp	67,923	1,334,008
#	Pacific Continental Corp.	10,146	144,581
	Pacific Mercantile Bancorp	9,444	39,665
*	Pacific Premier Bancorp, Inc.	3,109	12,436
*	Pacific State Bancorp	1,600	8,360
#	PacWest Bancorp	3,801	94,987
	Pamrapo Bancorp, Inc.	2,750	23,320
	Park Bancorp, Inc.	200	2,282
#	Park National Corp.	7,600	552,900
	Parkvale Financial Corp.	1,380	20,672
	Patriot National Bancorp	1,100	12,881
#	Peapack-Gladstone Financial Corp.	18,769	601,171
*	Penn Treaty American Corp.	14,597	2,044
	Penns Woods Bancorp, Inc.	2,700	66,825
*	Pennsylvania Commerce Bancorp, Inc.	10,450	310,888
*	Penson Worldwide, Inc.	91,155	650,847
	Peoples Bancorp of North Carolina	450	4,545
	Peoples Bancorp, Inc.	30,352	581,241
*	Peoples Community Bancorp	1,100	1,353
*	PICO Holdings, Inc.	26,777	670,496

18

*	Pinnacle Financial Partners, Inc.	76,048	2,225,164
*	Piper Jaffray Companies, Inc.	16,400	646,980
*	PMA Capital Corp. Class A	71,500	330,330
#	PMI Group, Inc.	17,700	44,073
	Porter Bancorp, Inc.	1,408	26,035
* #	Portfolio Recovery Associates, Inc.	15,000	538,200
	Premier Financial Bancorp, Inc.	900	7,875
	Presidential Life Corp.	26,736	250,784
	Princeton National Bancorp, Inc.	2,000	48,450
#	PrivateBancorp, Inc.	27,386	986,170
*	ProAssurance Corp.	173	9,506
	Prosperity Bancshares, Inc.	83,723	2,780,441
	Providence Community Bancshares, Inc.	300	2,391
#	Provident Bankshares Corp.	1,398	14,917
	Provident Financial Holdings, Inc.	6,050	34,788
	Provident Financial Services, Inc.	84,453	1,238,081
	Provident New York Bancorp	106,326	1,280,165
	Prudential Bancorp, Inc. of Pennsylvania	1,700	16,337
#	Pulaski Financial Corp.	9,607	76,856
	QC Holdings, Inc.	15,081	121,553
	Rainier Pacific Financial Group, Inc.	17,524	78,858
	Renasant Corp.	55,477	1,162,798
#	Republic Bancorp, Inc. Class A	34,043	783,670
*	Republic First Bancorp, Inc.	10,230	81,840
	Resource America, Inc.	40,947	235,445
*	Rewards Network, Inc.	10,381	39,448
	Riverview Bancorp, Inc.	15,827	75,653
	RLI Corp.	17,700	1,015,803
	Rockville Financial, Inc.	59,873	778,948
	Roma Financial Corp.	55,707	810,537
	Rome Bancorp, Inc.	24,972	252,092
	Royal Bancshares of Pennsylvania, Inc. Class A	1,200	6,144
	S&T Bancorp, Inc.	25,799	879,746
	S.Y. Bancorp, Inc.	21,494	591,945
	Safety Insurance Group, Inc.	41,390	1,572,406
	Salisbury Bancorp, Inc.	200	5,300
	Sanders Morris Harris Group, Inc.	50,026	370,192
	Sandy Spring Bancorp, Inc.	29,768	639,119
	SCBT Financial Corp.	29,943	1,014,768
*	Seabright Insurance Holdings	61,274	640,926
#	Seacoast Banking Corp. of Florida	37,265	330,913
#	Security Bank Corp.	28,744	56,913
*	Security National Financial Corp. Class A	2,144	3,838
	Selective Insurance Group, Inc.	42,400	1,007,000
#	Shore Bancshares, Inc.	7,469	181,347
	SI Financial Group, Inc.	40,359	280,495
	Siebert Financial Corp.	7,500	15,075
	Sierra Bancorp	20,066	400,517
*	Signature Bank	7,697	250,768
	Simmons First National Corp. Class A	42,029	1,303,740
#	Smithtown Bancorp, Inc.	27,102	533,096
	Somerset Hills Bancorp	15,789	134,207
#	South Financial Group, Inc.	154	895
*	Southcoast Financial Corp.	2,027	10,439
	Southern Community Financial Corp.	47,441	184,071

19

*	Southern Connecticut Bancorp, Inc.	100	500
*	Southern First Bancshares, Inc.	2,130	21,662
	Southern Missouri Bancorp, Inc.	400	4,760
#	Southside Bancshares, Inc.	39,632	954,735
	Southwest Bancorp, Inc.	28,875	418,110
	Southwest Georgia Financial Corp.	1,320	18,414
*	Specialty Underwriters’ Alliance, Inc.	2,200	7,656
	State Auto Financial Corp.	52,030	1,370,470
#	State Bancorp, Inc.	46,361	590,639
	StellarOne Corp.	40,914	695,538
	Sterling Bancorp	40,836	640,308
	Sterling Bancshares, Inc.	96,085	764,837
#	Sterling Financial Corp.	19,984	169,664
	Stewart Information Services Corp.	32,600	541,160
*	Stifel Financial Corp.	32,700	1,427,355
*	Stratus Properties, Inc.	14,187	347,582
	Suffolk Bancorp	31,068	1,008,157
*	Sun American Bancorp	9,916	19,088
*	Sun Bancorp, Inc.	52,137	521,370
* #	Superior Bancorp	341	1,886
	Susquehanna Bancshares, Inc.	111,663	1,729,660
*	Susser Holdings Corp.	14,600	227,468
*	SVB Financial Group	36,200	1,862,490
	SWS Group, Inc.	72,356	1,342,927
	Teche Holding Co.	1,200	36,000
#	Temecula Valley Bancorp, Inc.	9,253	31,923
*	Tennessee Commerce Bancorp, Inc.	13,817	141,210
*	Texas Capital Bancshares, Inc.	83,423	1,489,101
	TF Financial Corp.	800	15,120
*	The Bancorp, Inc.	21,085	78,858
	The Phoenix Companies, Inc.	21,583	139,642
	The Savannah Bancorp, Inc.	300	3,492
	The Wilber Corp.	1,000	7,760
	Thomas Properties Group, Inc.	70,017	486,618
* #	Thomas Weisel Partners Group, Inc.	4,300	24,166
#	TIB Financial Corp.	3,960	17,860
*	Tidelands Bancshares, Inc.	800	3,856
	TierOne Corp.	185	999
	Timberland Bancorp, Inc.	8,451	49,861
	Tompkins Financial Corp.	27,695	1,357,055
#	Tower Group, Inc.	18,510	389,265
	TowneBank	1,400	30,618
*	Tradestation Group, Inc.	31,747	248,579
	TriCo Bancshares	29,264	630,347
	TrustCo Bank Corp.	20,869	253,976
	Trustmark Corp.	81,319	1,668,666
#	UCBH Holdings, Inc.	31,000	163,680
	UMB Financial Corp.	46,627	2,113,602
#	Umpqua Holdings Corp.	88,364	1,503,955
*	Unico American Corp.	4,300	30,315
	Union Bankshares Corp.	29,095	693,334
#	United Bankshares, Inc.	61,407	1,958,883
*	United Capital Corp.	600	13,350
	United Community Financial Corp.	69,616	326,499
	United Financial Bancorp, Inc.	51,600	722,400

20

	United Fire & Casualty Co.	45,954	1,064,754
*	United PanAm Financial Corp.	8,167	14,292
#	United Security Bancshares	37,448	524,272
	United Western Bancorp, Inc.	9,475	107,541
	Unity Bancorp, Inc.	3,604	14,380
*	Universal American Corp.	59,200	523,920
	Universal Insurance Holdings, Inc.	15,883	42,566
	Univest Corp. of Pennsylvania	38,250	1,183,455
#	Valley National Bancorp	35	665
	ViewPoint Financial Group	73,304	1,246,168
	Washington Banking Co.	7,528	58,643
	Washington Federal, Inc.	79,670	1,403,785
	Washington Trust Bancorp, Inc.	32,179	686,056
* #	Waterstone Financial, Inc.	87,133	718,847
	Webster Financial Corp.	7,331	135,917
	Wesbanco, Inc.	79,092	2,149,721
	West Bancorporation	30,469	380,863
	West Coast Bancorp	6,334	55,232
#	Westamerica Bancorporation	18,791	1,075,785
* #	Western Alliance Bancorp	10,100	149,581
	Westwood Holdings Group, Inc.	19,245	738,046
*	White River Capital, Inc.	300	3,758
#	Whitney Holding Corp.	93,790	1,782,010
*	Willis Group Holdings, Ltd.	1,338	35,109
	Willow Financial Bancorp, Inc.	38,399	332,151
#	Wilshire Bancorp, Inc.	85,532	943,418
*	Wilshire Enterprises, Inc.	10,900	20,928
#	Wintrust Financial Corp.	28,717	735,155
* #	World Acceptance Corp.	33,170	612,982
* #	WSB Financial Group, Inc.	500	450
	WSB Holdings, Inc.	800	3,184
	WVS Financial Corp.	500	8,440
	Yadkin Valley Financial Corp.	33,423	497,668
	Zenith National Insurance Corp.	65,289	2,145,397
*	ZipRealty, Inc.	26,784	77,406
Total Financials			199,522,098

Health Care — (11.3%)
*	A.D.A.M., Inc.	20,808	89,266
* #	Abaxis, Inc.	32,053	492,655
* #	ABIOMED, Inc.	61,857	901,875
* #	Acadia Pharmaceuticals, Inc.	83,387	158,435
*	Accelrys, Inc.	78,276	374,942
*	Accuray, Inc.	8,670	54,794
*	Acorda Therapeutics, Inc.	2,329	47,512
*	Adeona Pharmaceuticals, Inc.	343	172
*	Adolor Corp.	137,031	431,648
* #	Advanced Medical Optics, Inc.	76,917	474,578
*	Affymax, Inc.	20,878	279,765
*	Air Methods Corp.	28,163	472,575
* #	Akorn, Inc.	71,179	221,367
*	Albany Molecular Research, Inc.	84,143	1,064,409
* #	Alexza Pharmaceuticals, Inc.	57,876	164,947
* #	Align Technology, Inc.	62,100	430,353
*	Alkermes, Inc.	45,944	453,927

21

*	Alliance Imaging, Inc.	132,155	1,077,063
*	Allied Healthcare International, Inc.	116,638	169,125
*	Allied Healthcare Products, Inc.	1,200	5,130
*	Allion Healthcare, Inc.	71,368	309,023
*	Allos Therapeutics, Inc.	139,897	1,022,647
	Allscripts-Misys Healthcare Solutions, Inc.	49,688	322,972
*	Almost Family, Inc.	23,986	1,155,166
* #	Alnylam Pharmaceuticals, Inc.	36,000	828,000
	Alpharma, Inc. Class A	62,400	1,953,744
* #	AMAG Pharmaceuticals, Inc.	9,200	281,336
* #	Amedisys, Inc.	33,734	1,902,935
*	America Services Group, Inc.	31,080	272,572
*	American Caresource Holding, Inc.	30,544	229,080
*	American Dental Partners, Inc.	39,933	348,615
*	American Medical Systems Holdings, Inc.	45,800	495,556
*	American Shared Hospital Services	2,600	3,055
* #	AMERIGROUP Corp.	50,700	1,267,500
*	AMICAS, Inc.	130,009	240,517
*	AMN Healthcare Services, Inc.	48,429	435,377
* #	Amsurg Corp.	44,500	1,109,830
*	Anadys Pharmaceuticals, Inc.	60,842	133,244
#	Analogic Corp.	13,000	574,080
*	Anesiva, Inc.	50,664	36,985
*	AngioDynamics, Inc.	57,470	724,122
*	Anika Therapeutics, Inc.	14,700	88,641
* #	Antigenics, Inc.	155,598	116,699
* #	Ardea Biosciences, Inc.	17,478	177,402
* #	Arena Pharmaceuticals, Inc.	173,577	638,763
* #	Ariad Pharmaceuticals, Inc.	51,940	103,361
*	Arqule, Inc.	64,716	178,616
* #	Array BioPharma, Inc.	76,751	377,615
*	Arrhythmia Research Technology, Inc.	6,700	18,827
* #	ArthroCare Corp.	14,149	294,016
* #	Aspect Medical Systems, Inc.	560	1,848
*	Assisted Living Concepts, Inc.	157,575	783,148
*	AtriCure, Inc.	40,406	261,427
	Atrion Corp.	3,599	356,157
*	ATS Medical, Inc.	206,182	546,382
* #	Auxilium Pharmaceuticals, Inc.	9,200	180,780
* #	Avalon Pharmaceuticals, Inc.	15,487	5,888
*	AVANIR Pharmaceuticals Class A	5,052	2,071
* #	AVI BioPharma, Inc.	105,434	90,673
* #	Avigen, Inc.	83,634	50,180
*	Bioanalytical Systems, Inc.	2,800	11,340
* #	BioCryst Pharmaceuticals, Inc.	3,817	6,107
*	Bio-Imaging Technologies, Inc.	49,875	202,493
* #	BioLase Technology, Inc.	77,831	135,426
* #	BioMarin Pharmaceutical, Inc.	21,562	395,016
* #	BioMimetic Therapeutics, Inc.	52,954	433,164
*	Bio-Reference Laboratories, Inc.	32,353	795,560
* #	BioSante Pharmaceuticals, Inc.	90,237	291,466
*	BioScrip, Inc.	94,397	283,191
* #	BioSphere Medical, Inc.	28,951	76,720
*	Bovie Medical Corp.	50,032	317,703
*	Bruker BioSciences Corp.	20,705	84,683

22

* #	BSD Medical Corp.	64,535	329,129
* #	Cadence Pharmaceuticals, Inc.	68,195	445,313
*	Caliper Life Sciences, Inc.	26,000	36,400
	Cambrex Corp.	39,300	176,850
*	Candela Corp.	10,200	6,834
*	Cantel Medical Corp.	43,530	417,888
*	Capital Senior Living Corp.	71,614	321,547
*	Caraco Pharmaceutical Laboratories, Ltd.	73,708	749,610
*	Cardiac Science Corp.	62,339	581,623
*	Cardica, Inc.	45,014	244,426
*	Cardium Therapeutics, Inc.	18,986	16,613
*	CAS Medical Systems, Inc.	16,119	60,124
*	Catalyst Health Solutions, Inc.	29,064	490,310
*	Catalyst Pharmaceutical Partners, Inc.	2,000	4,800
*	Celera Corp.	115,602	1,307,459
* #	Cell Genesys, Inc.	136,013	31,147
* #	Celldex Therapeutics, Inc.	35,816	277,574
*	Centene Corp.	27,720	522,245
* #	Cepheid, Inc.	85,324	1,012,796
*	Cerus Corp.	62,440	114,265
* #	Cleveland Biolabs, Inc.	21,772	66,405
* #	Clinical Data, Inc.	8,185	90,035
* #	Columbia Laboratories, Inc.	159,222	249,979
* #	CombiMatrix Corp.	17,818	112,610
*	CombinatoRx, Inc.	2,763	1,768
	Computer Programs & Systems, Inc.	23,480	650,161
* #	Conceptus, Inc.	59,418	962,572
*	CONMED Corp.	55,350	1,450,170
*	Continucare Corp.	67,052	158,243
#	Cooper Companies, Inc.	18,200	299,936
*	Corvel Corp.	33,960	910,807
* #	CPEX Pharmaceuticals, Inc.	6,088	70,925
*	Cross Country Healthcare, Inc.	62,610	708,745
*	CryoLife, Inc.	56,296	754,366
*	Cubist Pharmaceuticals, Inc.	20,421	518,489
*	Cutera, Inc.	10,444	88,878
* #	CV Therapeutics, Inc.	171,746	1,602,390
* #	Cyberonics, Inc.	69,131	880,729
* #	Cyclacel Pharmaceuticals, Inc.	46,762	21,511
*	Cynosure, Inc. Class A	16,622	145,609
* #	Cypress Bioscience, Inc.	116,989	636,420
*	Cytokinetics, Inc.	150,141	427,902
*	Cytomedix, Inc.	33,710	18,203
*	Cytori Therapeutics, Inc.	85,756	343,024
	Datascope Corp.	39,986	2,006,098
	Daxor Corp.	3,400	52,020
* #	Dendreon Corp.	139,109	684,416
*	DepoMed, Inc.	142,865	308,588
* #	Dexcom, Inc.	37,421	169,143
*	Dialysis Corp. of America	25,223	191,947
*	Digirad Corp.	39,945	33,554
* #	Dionex Corp.	9,700	522,151
* #	Discovery Laboratories, Inc.	94,117	172,234
* #	Durect Corp.	166,493	684,286
*	DUSA Pharmaceuticals, Inc.	66,633	72,630

23

*	Dyax Corp.	169,586	568,113
*	Dynacq Healthcare, Inc.	7,496	25,861
*	Dynavax Technologies Corp.	4,525	1,358
*	Emageon, Inc.	5,035	12,285
*	Emergency Medical Services Corp. Class A	2,500	82,150
*	Emergent Biosolutions, Inc.	89,164	1,605,844
* #	Emeritus Corp.	25,468	293,646
*	Emisphere Technologies, Inc.	3,700	4,514
*	Encision, Inc.	17,621	21,145
*	Endologix, Inc.	123,948	256,572
* #	Enzo Biochem, Inc.	95,271	549,714
* #	eResearch Technology, Inc.	89,099	575,580
*	etrials Worldwide, Inc.	20,065	22,072
* #	ev3, Inc.	121,499	786,099
*	Evotec AG Sponsored ADR	12,716	32,807
*	Exact Sciences Corp.	1,600	816
*	Exactech, Inc.	37,341	754,288
* #	Exelixis, Inc.	9,968	34,290
* #	Five Star Quality Care, Inc.	83,888	164,420
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	16,182	18,609
* #	Genomic Health, Inc.	16,614	306,196
*	Gentiva Health Services, Inc.	40,703	1,105,086
* #	GenVec, Inc.	7,020	6,950
* #	Geron Corp.	119,781	476,728
*	Greatbatch, Inc.	49,497	1,076,560
* #	GTx, Inc.	50,371	711,239
* #	Haemonetics Corp.	25,600	1,511,936
* #	Halozyme Therapeutics, Inc.	36,600	175,314
*	Hanger Orthopedic Group, Inc.	34,011	566,623
*	Harvard Bioscience, Inc.	92,946	288,133
*	Health Grades, Inc.	74,903	161,041
*	Health Management Associates, Inc.	57,309	120,349
* #	HEALTHSOUTH Corp.	31,180	390,997
*	HealthSpring, Inc.	63,300	1,045,716
*	HealthStream, Inc.	64,945	146,126
*	HealthTronics, Inc.	113,144	219,499
*	Healthways, Inc.	14,500	146,450
#	Hill-Rom Holdings, Inc.	10,600	241,256
*	Hi-Tech Pharmacal Co., Inc.	27,261	198,733
*	HMS Holdings Corp.	42,940	1,063,624
*	Home Diagnostics, Inc.	47,284	411,844
	Hooper Holmes, Inc.	94,559	61,463
*	Human Genome Sciences, Inc.	61,637	199,088
*	Hythiam, Inc.	23,286	14,903
*	iBioPharma, Inc.	26,066	21,895
*	ICU Medical, Inc.	25,443	814,939
* #	Idenix Pharmaceuticals, Inc.	163,362	901,758
* #	Idera Pharmaceuticals, Inc.	56,688	551,007
*	IDM Pharma, Inc.	70,967	116,386
*	I-Flow Corp.	48,483	273,444
* #	Illumina, Inc.	117,282	3,615,804
* #	ImmunoGen, Inc.	84,505	391,258
* #	Immunomedics, Inc.	246,000	369,000
*	Incyte Corp.	139,780	580,087
* #	Indevus Pharmaceuticals, Inc.	21,131	56,420

24

* #	Infinity Pharmaceuticals, Inc.	34,386	162,646
*	Inspire Pharmaceuticals, Inc.	154,793	566,542
* #	Integra LifeSciences Holdings	8,042	301,897
*	IntegraMed America, Inc.	20,104	103,737
*	Interleukin Genetics, Inc.	998	479
* #	InterMune, Inc.	85,203	1,255,040
* #	Introgen Therapeutics, Inc.	70,369	28,148
	Invacare Corp.	54,900	998,631
*	InVentiv Health, Inc.	30,636	290,123
*	Inverness Medical Innovations, Inc.	20	383
*	Iridex Corp.	20,939	47,741
*	IRIS International, Inc.	47,862	533,661
*	Isis Pharmaceuticals, Inc.	36,146	508,213
* #	Javelin Pharmaceuticals, Inc.	23,820	33,824
* #	Kendle International, Inc.	25,499	460,767
* #	Kensey Nash Corp.	31,207	792,346
	Kewaunee Scientific Corp.	2,000	18,100
*	Kindred Healthcare, Inc.	54,100	783,909
*	K-V Pharmaceutical Co. Class A	10,350	175,950
*	K-V Pharmaceutical Co. Class B	12,865	214,202
*	La Jolla Pharmaceutical Co.	46,713	42,976
#	Landauer, Inc.	21,506	1,162,614
*	Langer, Inc.	23,114	17,104
* #	Lannet Co., Inc.	49,333	140,599
#	LCA-Vision, Inc.	15,000	51,300
*	Lexicon Pharmaceuticals, Inc.	39,997	62,795
*	LHC Group, Inc.	53,417	1,884,552
* #	LifePoint Hospitals, Inc.	76,649	1,837,277
* #	Ligand Pharmaceuticals, Inc. Class B	4,186	8,665
*	Luminex Corp.	47,513	886,117
*	Magellan Health Services, Inc.	6,100	225,334
*	Magyar Bancorp, Inc.	1,700	13,651
#	Martek Biosciences Corp.	52,343	1,561,392
*	Matrixx Initiatives, Inc.	25,747	421,993
*	Maxygen, Inc.	27,726	116,172
* #	Medarex, Inc.	69,734	490,230
*	MedCath Corp.	56,229	867,051
*	Medical Action Industries, Inc.	23,921	275,092
*	Medical Staffing Network Holdings, Inc.	79,010	33,974
*	MediciNova, Inc.	2,300	5,210
#	Medicis Pharmaceutical Corp. Class A	12,300	175,521
* #	Medivation, Inc.	42,594	799,489
*	MEDTOX Scientific, Inc.	26,106	257,144
	Mentor Corp.	2,360	39,884
#	Meridian Bioscience, Inc.	10,010	246,046
* #	Merit Medical Systems, Inc.	64,476	1,179,911
*	Metabasis Therapeutics, Inc.	61,363	55,227
*	Metropolitan Health Networks, Inc.	134,659	269,318
* #	Micromet, Inc.	95,087	394,611
*	Micrus Endovascular Corp.	47,218	557,172
* #	MiddleBrook Pharmaceuticals, Inc.	103,005	139,057
* #	Minrad International, Inc.	90,442	66,927
* #	Molecular Insight Pharmaceuticals, Inc.	16,108	80,540
*	Molina Healthcare, Inc.	13,400	298,418
*	Momenta Pharmaceuticals, Inc.	92,984	847,084

25

*	MTS Medication Technologies	1,527	6,032
*	MWI Veterinary Supply, Inc.	19,497	675,181
*	Nabi Biopharmaceuticals	150,168	588,659
*	National Dentex Corp.	3,100	16,399
#	National Healthcare Corp.	11,169	458,041
	National Research Corp.	12,247	350,632
*	Natus Medical, Inc.	54,025	826,583
*	Nektar Therapeutics	18,800	103,964
* #	Neogen Corp.	38,344	1,129,998
*	Neurocrine Biosciences, Inc.	24,695	101,990
* #	Neurometric, Inc.	3,918	5,093
*	NMT Medical, Inc.	28,198	30,736
*	Novacea, Inc.	77,298	102,806
* #	NovaMed, Inc.	71,681	253,751
* #	Novavax, Inc.	191,396	430,641
* #	Noven Pharmaceuticals, Inc.	62,340	701,325
*	NPS Pharmaceuticals, Inc.	153,197	1,072,379
*	Nutraceutical International Corp.	28,069	256,831
* #	NuVasive, Inc.	34,084	1,605,016
* #	NxStage Medical, Inc.	9,268	37,628
*	Obagi Medical Products, Inc.	17,300	143,936
*	Odyssey Healthcare, Inc.	106,435	1,020,712
*	Omnicell, Inc.	15,902	174,604
* #	Omrix Biopharmaceuticals, Inc.	16,319	282,808
*	Onyx Pharmaceuticals, Inc.	1,816	48,996
* #	Optimer Pharmaceuticals, Inc.	65,807	273,099
*	Orchid Cellmark, Inc.	50,080	59,094
* #	Oscient Pharmaceuticals Corp.	10,823	8,009
* #	Osiris Therapeutics, Inc.	74,439	1,129,240
*	Osteotech, Inc.	42,424	135,333
	Owens & Minor, Inc.	36,200	1,566,374
* #	OxiGENE, Inc.	48,994	40,665
* #	Pain Therapeutics, Inc.	75,895	693,680
*	Par Pharmaceutical Cos, Inc.	27,019	270,190
* #	Parexel International Corp.	45,600	474,240
*	PDI, Inc.	31,066	150,670
	PDL BioPharma, Inc.	47,000	458,250
*	Penwest Pharmaceuticals Co.	21,141	26,426
*	Pharmacopia, Inc.	59,715	53,744
*	Pharmanet Development Group, Inc.	35,037	56,059
*	Phase Forward, Inc.	13,795	196,855
*	PHC, Inc.	49,591	98,686
* #	Poniard Pharmaceuticals, Inc.	47,903	150,415
* #	Pozen, Inc.	67,167	414,420
*	Progenics Pharmaceuticals, Inc.	90,842	909,328
*	Prospect Medical Holdings, Inc.	32,343	77,623
*	Providence Service Corp.	9,931	11,917
*	ProxyMed, Inc.	680	3
* #	PSS World Medical, Inc.	61,220	1,110,531
	Psychemedics Corp.	14,338	146,534
* #	Psychiatric Solutions, Inc.	5,800	193,082
*	QuadraMed Corp.	22,455	133,607
* #	Questcor Pharmaceuticals, Inc.	25,598	198,129
*	Quidel Corp.	57,460	908,443
* #	Quigley Corp.	31,504	115,305

26

* #	RadNet, Inc.	37,565	129,224
*	Regeneration Technologies, Inc.	145,073	442,473
* #	Regeneron Pharmaceuticals, Inc.	30,706	592,626
*	RehabCare Group, Inc.	56,060	960,308
*	Repligen Corp.	42,330	169,743
* #	Repros Therapeutics, Inc.	40,765	319,598
*	Res-Care, Inc.	63,102	972,402
*	Retractable Technologies, Inc.	41,859	56,510
* #	Rigel Pharmaceuticals, Inc.	55,263	481,341
*	Rochester Medical Corp.	39,589	494,863
* #	Rockwell Medical Technologies, Inc.	41,382	105,110
*	Salix Pharmaceuticals, Ltd.	137,967	1,269,296
* #	Sangamo BioSciences, Inc.	103,538	808,632
*	Santarus, Inc.	161,944	272,066
* #	Savient Pharmaceuticals, Inc.	41,755	198,754
*	SciClone Pharmaceuticals, Inc.	103,473	94,160
* #	Seattle Genetics, Inc.	70,899	728,842
*	SenoRx, Inc.	12,770	33,713
* #	Sequenom, Inc.	100,258	1,804,644
* #	Sirona Dental Systems, Inc.	32,855	524,694
*	Somanetics Corp.	38,697	725,569
* #	Somaxon Pharmaceuticals, Inc.	47,569	46,618
*	Sonic Innovations, Inc.	49,311	83,336
* #	SonoSite, Inc.	25,004	526,834
	Span-American Medical System, Inc.	4,963	57,571
*	Spectranetics Corp.	59,998	179,994
*	Spectrum Pharmaceuticals, Inc.	1,589	2,860
*	SRI/Surgical Express, Inc.	3,395	7,809
* #	STAAR Surgical Co.	96,126	236,470
* #	StemCells, Inc.	15,314	22,052
	Steris Corp.	57,563	1,959,445
*	Strategic Diagnostics, Inc.	58,203	77,410
*	Sun Healthcare Group, Inc.	33,957	389,826
*	Sunesis Pharmaceuticals, Inc.	5,335	3,815
*	SunLink Health Systems, Inc.	2,600	5,772
* #	Sunrise Senior Living, Inc.	33,800	102,076
*	SuperGen, Inc.	8,007	9,929
* #	SurModics, Inc.	7,449	197,399
*	Symmetry Medical, Inc.	62,020	801,298
*	Synovis Life Technologies, Inc.	36,700	641,883
* #	Synta Pharmaceuticals Corp.	6,656	47,124
*	Targacept, Inc.	59,983	355,099
* #	Telik, Inc.	74,209	17,810
* #	The Medicines Co.	39,400	686,742
*	Theragenics Corp.	61,900	120,705
* #	Theravance, Inc.	17,250	116,955
*	Thoratec Corp.	66,058	1,626,348
*	Titan Pharmaceuticals, Inc.	5,484	987
*	TorreyPines Therapeutics, Inc.	9,360	3,182
*	Transcend Services, Inc.	8,885	100,401
#	Trimeris, Inc.	64,085	209,558
*	U.S. Physical Therapy, Inc.	31,876	442,439
*	Urologix, Inc.	423	436
*	Uroplasty, Inc.	38,770	56,217
	Utah Medical Products, Inc.	7,282	191,298

27

#	Valeant Pharmaceuticals International	15,900	298,443
*	Varian, Inc.	19,200	707,520
*	Vascular Solutions, Inc.	48,526	456,630
*	Vical, Inc.	73,331	120,263
*	ViroPharma, Inc.	110,326	1,383,488
*	Vital Images, Inc.	48,034	626,844
*	Vivus, Inc.	159,336	970,356
*	VNUS Medical Technologies	47,481	732,632
*	Volcano Corp.	40,040	622,622
#	West Pharmaceutical Services, Inc.	24,000	958,080
*	Wright Medical Group, Inc.	37,630	872,263
* #	XenoPort, Inc.	22,100	919,581
* #	XOMA, Ltd.	57,895	72,369
	Young Innovations, Inc.	22,102	375,734
* #	Zoll Medical Corp.	44,346	1,067,852
Total Health Care			149,646,610

Industrials — (13.1%)
*	3-D Systems Corp.	25,854	281,033
*	A. T. Cross Co. Class A	25,198	133,549
	A.O. Smith Corp.	32,800	1,034,840
#	AAON, Inc.	38,814	640,043
*	AAR Corp.	48,500	775,515
	ABM Industries, Inc.	36,209	591,293
*	ACCO Brands Corp.	59,600	168,072
*	Accuride Corp.	77,009	24,643
	Aceto Corp.	23,731	198,154
	Actuant Corp.	10,640	190,775
	Administaff, Inc.	27,000	539,730
*	AeroCentury Corp.	400	4,500
*	Aerosonic Corp.	8,258	10,405
* #	AeroVironment, Inc.	16,418	589,735
* #	AirTran Holdings, Inc.	5,110	20,900
	Alamo Group, Inc.	27,645	347,774
*	Alaska Air Group, Inc.	42,388	1,046,984
	Albany International Corp. Class A	34,864	507,620
* #	Allegiant Travel Co.	46,248	1,842,058
* #	Allied Defense Group, Inc.	19,212	139,287
*	Altra Holdings, Inc.	76,784	686,449
*	Amerco, Inc.	32,453	1,468,823
	American Ecology Corp.	32,597	571,751
	American Railcar Industries, Inc.	65,989	733,798
* #	American Reprographics Co.	35,900	381,976
	American Science & Engineering, Inc.	18,317	1,152,139
* #	American Superconductor Corp.	62,800	785,628
#	American Woodmark Corp.	37,170	689,132
	Ameron International Corp.	18,360	862,920
	Ampco-Pittsburgh Corp.	24,522	579,700
* #	AMR Corp.	14,190	144,880
* #	AMREP Corp.	17,268	519,939
*	APAC Customer Services, Inc.	58,635	87,366
	Apogee Enterprises, Inc.	73,594	725,637
* #	Applied Energetics, Inc.	164,241	128,108
	Applied Industrial Technologies, Inc.	28,275	570,872
	Applied Signal Technologies, Inc.	40,368	723,395

28

* #	Argan, Inc.	33,799	401,194
*	Argon ST, Inc.	60,841	1,269,143
	Arkansas Best Corp.	42,308	1,234,971
*	Arotech Corp.	37,212	23,816
*	Astec Industries, Inc.	16,903	429,674
*	Astronics Corp.	12,858	160,725
*	Astronics Corp. Class B	3,214	38,793
*	Atlas Air Worldwide Holding, Inc.	23,758	459,005
*	Avalon Holding Corp. Class A	1,400	2,240
*	Avis Budget Group, Inc.	69,011	113,178
*	Axsys Technologies, Inc.	32,169	2,124,119
* #	AZZ, Inc.	34,386	1,003,383
#	Badger Meter, Inc.	19,736	497,347
*	Baker (Michael) Corp.	22,666	540,131
#	Baldor Electric Co.	37,910	665,700
*	Baldwin Technology Co., Inc. Class A	22,889	45,320
	Barnes Group, Inc.	55,383	803,607
	Barrett Business Services, Inc.	6,533	71,863
* #	Beacon Roofing Supply, Inc.	134,700	1,842,696
#	Belden, Inc.	41,636	867,694
*	Blount International, Inc.	78,683	683,755
	BlueLinx Holdings, Inc.	98,526	265,035
	Bowne & Co., Inc.	20,864	162,531
*	Breeze-Eastern Corp.	14,858	124,733
*	BTU International, Inc.	27,313	135,472
* #	Builders FirstSource, Inc.	116,703	443,471
#	C&D Technologies, Inc.	72,300	253,050
* #	Cano Petroleum, Inc.	47,025	27,275
* #	Capstone Turbine Corp.	372,720	503,172
	Cascade Corp.	31,135	1,027,766
*	Casella Waste Systems, Inc. Class A	71,983	362,794
* #	CBIZ, Inc.	176,558	1,430,120
	CDI Corp.	54,837	712,881
*	CECO Environmental Corp.	562	1,574
*	Celadon Group, Inc.	60,813	650,091
* #	Cenveo, Inc.	55,900	269,997
* #	Ceradyne, Inc.	12,775	300,213
	Champion Industries, Inc.	9,061	28,633
* #	Chart Industries, Inc.	26,197	356,803
	Chase Corp.	23,604	344,146
	Chicago Rivet & Machine Co.	300	4,710
	CIRCOR International, Inc.	36,876	1,130,249
* #	Clean Harbors, Inc.	7,200	472,104
* #	Coleman Cable, Inc.	44,989	313,123
*	Columbus McKinnon Corp.	49,255	691,540
	Comfort Systems USA, Inc.	106,923	997,592
*	Commercial Vehicle Group, Inc.	69,470	92,395
*	Competitive Technologies, Inc.	22,044	31,964
	CompX International, Inc.	700	3,976
*	COMSYS IT Partners, Inc.	49,710	302,237
*	Consolidated Graphics, Inc.	15,100	196,451
* #	Cornell Companies, Inc.	51,707	1,177,368
* #	CoStar Group, Inc.	13,500	486,270
*	Covenant Transport Group Class A	3,716	7,766
*	CPI Aerostructures, Inc.	16,179	108,399

29

* #	CRA International, Inc.	25,167	681,019
	Cubic Corp.	27,503	611,942
	Curtiss-Wright Corp.	10,800	398,520
	Deluxe Corp.	9,640	117,222
	Diamond Management & Technology Consultants, Inc.	77,488	308,402
* #	Document Securities Systems, Inc.	37,895	53,053
* #	Dollar Thrifty Automotive Group, Inc.	11,200	18,144
* #	Double Eagle Petroleum Co.	23,647	190,831
	Ducommun, Inc.	29,439	594,373
*	DXP Enterprises, Inc.	37,116	518,139
*	Dynamex, Inc.	24,334	593,993
	Dynamic Materials Corp.	19,541	371,279
* #	DynCorp International, Inc. Class A	25,100	331,822
#	Eagle Bulk Shipping, Inc.	52,500	523,425
*	Eagle Test Systems, Inc.	62,692	949,157
	Eastern Co.	9,254	108,735
	Ecology & Environment, Inc. Class A	920	9,200
	Electro Rent Corp.	72,455	868,735
*	EMCOR Group, Inc.	72,300	1,284,771
#	Encore Wire Corp.	52,599	1,008,323
* #	Ener1, Inc.	15,700	122,931
* #	Energy Conversion Devices, Inc.	36,330	1,240,306
* #	EnerSys Inc.	67,878	897,347
*	ENGlobal Corp.	57,700	253,303
	Ennis, Inc.	77,685	914,352
*	EnPro Industries, Inc.	40,000	888,400
	Equifax, Inc.	1	26
*	ESCO Technologies, Inc.	19,290	665,505
	Espey Manufacturing & Electronics Corp.	4,056	79,903
*	Esterline Technologies Corp.	49,697	1,791,577
* #	Evergreen Solar, Inc.	65,232	247,229
*	Exide Technologies	125,923	598,134
*	Exponent, Inc.	7,600	223,668
*	ExpressJet Holdings, Inc.	4,363	7,548
	Federal Signal Corp.	108,006	919,131
*	First Advantage Corp.	19,108	208,850
* #	Flanders Corp.	69,081	428,302
*	Flow International Corp.	109,366	419,965
#	Flowserve Corp.	45,400	2,584,168
	Forward Air Corp.	15,597	408,173
	Franklin Electric Co., Inc.	14,980	631,557
	Freightcar America, Inc.	37,134	969,569
	Frozen Food Express Industries, Inc.	33,400	193,386
* #	FTI Consulting, Inc.	54,350	3,165,888
* #	Fuel Tech, Inc.	42,271	496,684
* #	FuelCell Energy, Inc.	79,139	378,284
* #	Furmanite Corp.	100,493	803,944
	G & K Services, Inc. Class A	23,148	522,913
*	Gardner Denver Machinery, Inc.	28,449	728,863
	GATX Corp.	15,400	439,670
#	GenCorp, Inc.	64,581	316,447
* #	General Cable Corp.	1,100	18,788
*	Genesee & Wyoming, Inc.	47,252	1,575,854
* #	GeoEye, Inc.	22,319	482,983
*	GeoPetro Resources Co.	63,509	79,386

30

* #	Global Cash Access, Inc.	234,130	660,247
	Gorman-Rupp Co.	31,007	975,170
*	GP Strategies Corp.	49,894	300,362
*	Graftech International, Ltd.	102,200	828,842
	Graham Corp.	21,530	452,130
	Great Lakes Dredge & Dock Corp.	55,964	250,719
	Greenbrier Companies, Inc.	47,740	393,855
*	Griffon Corp.	146,749	1,238,562
	Hardinge, Inc.	20,699	144,272
* #	Hawaiian Holdings, Inc.	129,244	904,708
	Healthcare Services Group, Inc.	33,225	550,206
#	Heartland Express, Inc.	49,934	765,988
#	HEICO Corp.	13,097	503,842
	HEICO Corp. Class A	377	10,582
	Heidrick & Struggles International, Inc.	21,383	515,972
*	Henry Bros. Electronics, Inc.	17,519	105,990
*	Herley Industries, Inc.	17,600	234,080
#	Herman Miller, Inc.	6,700	147,400
*	Hill International, Inc.	86,907	545,776
	Hi-Shear Technology Corp.	19,972	200,719
#	HNI Corp.	29,800	545,936
* #	Hoku Scientific, Inc.	19,170	94,892
#	Houston Wire & Cable Co.	43,699	503,412
* #	HQ Sustainable Maritime Industries, Inc.	35,671	146,251
*	Hub Group, Inc. Class A	51,200	1,610,240
*	Hudson Highland Group, Inc.	68,957	361,335
* #	Hurco Companies, Inc.	18,533	416,993
*	Huron Consulting Group, Inc.	4,300	233,791
*	Huttig Building Products, Inc.	44,157	49,014
*	ICF International, Inc.	400	7,432
*	ICT Group, Inc.	49,269	259,648
* #	II-VI, Inc.	42,745	1,200,707
	IKON Office Solutions, Inc.	161,272	2,778,717
* #	InnerWorkings, Inc.	8,700	60,465
*	Innotrac Corp.	1,100	2,926
#	Innovative Solutions & Support, Inc.	23,800	146,370
*	Insituform Technologies, Inc. Class A	62,291	836,568
	Insteel Industries, Inc.	51,878	532,268
* #	Integrated Electrical Services, Inc.	35,795	437,773
* #	InterDigital, Inc.	28,590	622,690
*	Interline Brands, Inc.	98,690	1,050,062
*	International Shipholding Corp.	8,800	216,392
*	Intersections, Inc.	50,430	423,612
*	Kadant, Inc.	21,892	359,904
	Kaman Corp. Class A	34,600	883,338
*	Kansas City Southern	7,500	231,525
	Kaydon Corp.	23,000	768,430
	Kelly Services, Inc. Class A	56,152	799,604
*	Kenexa Corp.	58,794	523,855
*	Key Technology, Inc.	15,400	249,326
*	Kforce, Inc.	120,270	946,525
* #	Kirby Corp.	44	1,510
#	Knight Transportation, Inc.	59,419	944,762
	Knoll, Inc.	5,600	80,976
*	K-Tron International, Inc.	4,711	442,787

31

	L.S. Starrett Co. Class A	5,600	79,520
*	LaBarge, Inc.	49,447	679,896
*	Ladish Co., Inc.	19,559	333,090
	Lawson Products, Inc.	14,211	423,488
* #	Layne Christensen Co.	30,600	804,168
*	Learning Tree International, Inc.	50,552	644,538
*	LECG Corp.	24,666	118,397
*	LGL Group, Inc.	1,000	4,500
*	Limco-Piedmont, Inc.	500	1,775
#	Lindsay Corp.	23,864	1,135,449
*	LMI Aerospace, Inc.	34,127	521,119
	LSI Industries, Inc.	61,269	480,962
*	Lydall, Inc.	40,600	269,990
*	M&F Worldwide Corp.	38,000	875,900
*	Mac-Gray Corp.	25,399	192,778
*	Magnetek, Inc.	90,876	195,383
*	Manitex International, Inc.	2,921	5,112
*	Marten Transport, Ltd.	70,818	1,301,635
	McGrath Rentcorp	40,760	926,882
*	Medialink Worldwide, Inc.	5,524	773
*	Merrimac Industries, Inc.	1,920	5,856
* #	Mesa Air Group, Inc.	15,495	5,733
	Met-Pro Corp.	24,816	289,851
*	MFRI, Inc.	21,738	153,688
* #	Microvision, Inc.	178,313	308,481
* #	Middleby Corp.	6,100	246,379
*	Miller Industries, Inc.	32,812	200,153
#	Mine Safety Appliances Co.	20,996	566,892
*	Misonix, Inc.	15,145	31,047
* #	Mobile Mini, Inc.	60,585	1,017,828
*	Moog, Inc. Class A	16,875	592,650
*	Moog, Inc. Class B	491	17,254
	Mueller Industries, Inc.	42,122	963,330
#	Mueller Water Products, Inc.	54,400	380,800
	Mueller Water Products, Inc. Class B	140,442	924,108
	Multi-Color Corp.	36,759	724,152
	NACCO Industries, Inc. Class A	11,104	684,117
*	Nashua Corp.	1,700	11,628
	National Technical Systems, Inc.	26,331	112,302
*	Navigant Consulting, Inc.	39,300	635,481
* #	NCI Building Systems, Inc.	33,470	622,877
#	Nordson Corp.	11,620	429,127
*	North America Galvanizing & Coatings, Inc.	49,600	182,032
* #	Old Dominion Freight Line, Inc.	24,062	730,041
#	Omega Flex, Inc.	27,845	595,605
*	On Assignment, Inc.	95,369	619,899
*	Orbital Sciences Corp.	36,788	753,786
*	P.A.M. Transportation Services, Inc.	21,062	182,818
	Pacer International, Inc.	8,500	95,965
*	Paragon Technologies, Inc.	5,977	23,579
*	Park-Ohio Holdings Corp.	21,656	164,369
*	Patrick Industries, Inc.	2,334	4,481
*	Patriot Transportation Holding, Inc.	5,663	396,410
*	Pemco Aviation Group Inc	600	1,614
*	Perini Corp.	34,800	661,896

32

*	PGT, Inc.	43,816	90,699
* #	PHH Corp.	77,498	624,634
*	Pike Electric Corp.	68,300	597,625
*	Pinnacle Airlines Corp.	37,600	102,648
*	Plug Power, Inc.	251,524	246,494
* #	PMFG, Inc.	24,148	262,247
	Portec Rail Products, Inc.	24,792	166,850
*	Powell Industries, Inc.	28,799	533,069
* #	Power-One, Inc.	73,920	82,051
	Preformed Line Products Co.	6,400	256,000
*	PRG-Schultz International, Inc.	45,066	191,080
* #	Protection One, Inc.	41,427	304,488
	Providence & Worcester Railroad Co.	1,600	22,400
*	Quality Distribution, Inc.	10,201	20,810
	Quanex Building Products Corp.	29,775	272,739
	Quixote Corp.	8,260	53,029
#	Raven Industries, Inc.	17,500	563,325
*	RBC Bearings, Inc.	600	14,238
*	RCM Technologies, Inc.	28,699	32,717
	Regal-Beloit Corp.	31,972	1,041,008
*	Republic Airways Holdings, Inc.	25,923	387,549
*	Resources Connection, Inc.	17,252	299,150
	Robbins & Myers, Inc.	45,100	920,040
	Rollins, Inc.	40,775	716,417
*	Rush Enterprises, Inc. Class A	56,951	533,631
*	Rush Enterprises, Inc. Class B	21,302	227,292
*	Saia, Inc.	20,290	215,277
	Schawk, Inc.	84,820	1,113,687
* #	School Specialty, Inc.	22,310	468,510
	Servidyne, Inc.	9,190	35,657
	Servotronics, Inc.	4,259	25,128
*	Shaw Group, Inc.	25,131	449,594
*	SIFCO Industries, Inc.	12,024	68,537
#	Simpson Manufacturing Co., Inc.	41,600	958,464
	SkyWest, Inc.	27,542	424,422
*	SL Industries, Inc.	15,983	169,420
*	SmartPros, Ltd.	759	2,250
*	Sparton Corp.	9,122	18,518
*	Spherion Corp.	47,900	152,322
*	Spherix, Inc.	11,193	7,835
* #	Spire Corp.	19,426	168,035
* #	Standard Parking Corp.	37,626	788,641
	Standard Register Co.	66,986	544,596
	Standex International Corp.	35,614	919,197
*	Stanley, Inc.	2,900	99,354
*	Sterling Construction Co., Inc.	39,261	518,638
#	Sun Hydraulics, Inc.	38,232	800,578
	Supreme Industries, Inc.	4,906	7,114
	Sypris Solutions, Inc.	47,472	44,149
	TAL International Group, Inc.	35,334	585,131
*	Taleo Corp. Class A	53,085	732,573
*	Team, Inc.	19,900	552,623
*	TeamStaff, Inc.	193	367
	Tech/Ops Sevcon, Inc.	5,762	27,658
	Technology Research Corp.	16,335	27,770

33

	Tecumseh Products Co. Class A	29,154	539,932
*	Tecumseh Products Co. Class B	1,100	18,260
*	Teledyne Technologies, Inc.	32,815	1,495,380
*	TeleTech Holdings, Inc.	23,759	214,781
#	Tennant Co.	32,800	822,952
*	Tetra Tech, Inc.	45,085	991,419
*	The Advisory Board Co.	1,525	37,591
* #	The GEO Group, Inc.	66,100	1,167,326
	Thomas Group, Inc.	1,894	1,970
	Titan International, Inc.	37,125	429,165
	Todd Shipyards Corp.	10,541	131,763
*	Trailer Bridge, Inc.	8,314	37,413
*	TRC Companies, Inc.	44,933	81,329
	Tredegar Industries, Inc.	33,800	497,536
* #	Trex Co., Inc.	45,235	737,783
	Trinity Industries, Inc.	1,250	21,100
*	TrueBlue, Inc.	39,900	332,367
*	Tufco Technologies, Inc.	1,800	6,210
*	TurboChef Technologies, Inc.	167	840
	Twin Disc, Inc.	29,942	232,051
*	U.S. Home Systems, Inc.	20,521	43,505
* #	Ultralife Corp.	51,735	449,577
*	United Rentals, Inc.	101,000	1,035,250
*	United Stationers, Inc.	19,166	716,617
	Universal Forest Products, Inc.	33,257	786,528
*	Universal Security Instruments, Inc.	2,963	9,333
*	Universal Truckload Services, Inc.	49,262	752,723
*	UQM Technologies, Inc.	20,400	44,880
*	US Airways Group, Inc.	25,675	260,345
*	USA Truck, Inc.	32,033	473,127
#	Valmont Industries, Inc.	22,400	1,227,072
	Valpey Fisher Corp.	1,200	2,400
*	Versar, Inc.	28,222	107,244
	Viad Corp.	15,700	343,045
	Vicor Corp.	95,301	666,154
*	Volt Information Sciences, Inc.	17,750	135,788
	VSE Corp.	16,866	553,036
	Wabash National Corp.	107,150	651,472
#	Wabtec Corp.	32,294	1,284,009
	Walter Industries, Inc.	35,000	1,356,250
#	Watsco, Inc. Class A	19,270	791,804
	Watsco, Inc. Class B	1,600	64,000
	Watts Water Technologies, Inc.	22,300	589,389
*	WCA Waste Corp.	48,746	158,425
	Werner Enterprises, Inc.	99,042	1,943,204
*	Westaff, Inc.	41,896	16,758
*	Willdan Group, Inc.	1,000	2,205
*	Willis Lease Finance Corp.	5,900	75,166
	Woodward Governor Co.	37,851	1,215,017
* #	YRC Worldwide, Inc.	96,212	440,651
Total Industrials			173,149,256

Information Technology — (13.4%)
*	3Com Corp.	213,665	583,305
*	Acacia Research	44,052	113,654

34

* #	Access Integrated Technologies, Inc.	15,981	19,017
* #	ACI Worldwide, Inc.	21,574	295,564
*	Acme Packet, Inc.	14,549	68,962
*	Actel Corp.	38,200	461,838
*	ActivIdentity Corp.	132,925	265,850
*	Actuate Corp.	149,612	424,898
	Acxiom Corp.	53,839	423,175
*	Adaptec, Inc.	302,926	972,392
*	ADC Telecommunications, Inc.	24,400	154,696
*	ADDvantage Technologies Group, Inc.	15,888	32,253
*	Adept Technology, Inc.	23,760	135,907
	Adtran, Inc.	14,180	215,536
*	Advanced Analogic Technologies, Inc.	93,343	280,962
*	Advanced Energy Industries, Inc.	51,700	551,639
*	Advanced Photonix, Inc.	55,300	66,360
* #	Advent Software, Inc.	23,367	437,898
*	Aehr Test Systems	21,687	59,422
*	Aetrium, Inc.	21,921	48,007
	Agilysys, Inc.	26,200	105,324
* ●	Allen Organ Co. Escrow	700	6,361
	American Software, Inc. Class A	33,093	150,573
*	Amkor Technology, Inc.	113,200	459,592
*	Amtech Systems, Inc.	25,358	162,545
* #	Anadigics, Inc.	89,486	157,495
*	Analysts International Corp.	4,174	3,590
*	Anaren, Inc.	51,200	637,440
* #	Ansys, Inc.	17,247	493,782
*	Applied Micro Circuits Corp.	70,059	358,001
* #	Ariba, Inc.	147,334	1,576,474
*	Arris Group, Inc.	215,757	1,490,881
*	Art Technology Group, Inc.	298,718	582,500
*	Aruba Networks, Inc.	184,713	574,457
	Astro-Med, Inc.	3,786	26,729
*	Asyst Technologies, Inc.	115,627	72,845
*	Atheros Communications	14,500	260,565
	Atlantic Tele-Network, Inc.	38,332	932,618
*	ATMI, Inc.	28,500	346,560
*	Autobytel, Inc.	56,187	43,826
*	Avanex Corp.	8,600	26,660
* #	Avid Technology, Inc.	47,800	708,874
*	Avocent Corp.	64,015	961,505
*	Aware, Inc.	49,591	111,580
*	Axcelis Technologies, Inc.	219,270	96,479
*	AXT, Inc.	83,001	131,972
* #	Bankrate, Inc.	17,941	590,438
	Bel Fuse, Inc. Class A	4,356	90,692
	Bel Fuse, Inc. Class B	26,831	582,233
*	Benchmark Electronics, Inc.	60,289	722,865
*	BigBand Networks, Inc.	185,707	687,116
	Black Box Corp.	33,592	1,021,533
	Blackbaud, Inc.	492	7,478
* #	Blackboard, Inc.	14,694	359,709
* #	Blue Coat Systems, Inc.	48,600	656,100
*	Bookham, Inc.	166,804	90,074
* #	Borland Software Corp.	117,916	176,874

35

*	Bottomline Technologies, Inc.	62,188	490,041
*	Brightpoint, Inc.	64,467	371,330
*	Brocade Communications Systems, Inc.	97,891	369,049
*	Brooks Automation, Inc.	39,757	272,335
*	BSQUARE Corp.	27,424	77,884
* #	Cabot Microelectronics Corp.	27,966	803,463
* #	CACI International, Inc. Class A	29,295	1,206,368
*	CalAmp Corp.	69,974	54,580
*	California Micro Devices Corp.	53,898	127,738
*	Callidus Software, Inc.	77,382	261,551
*	CallWave, Inc.	42,706	46,550
*	Captaris, Inc.	66,077	314,527
*	Cascade Microtech, Inc.	6,993	22,378
	Cass Information Systems, Inc.	31,665	1,100,359
*	Catapult Communications Corp.	38,857	165,919
*	CEVA, Inc.	57,328	487,288
* #	Checkpoint Systems, Inc.	65,600	827,216
*	Cherokee International Corp.	20,684	60,811
*	Chordiant Software, Inc.	79,526	264,026
*	Chyron International Corp.	4,500	9,630
*	Ciber, Inc.	72,351	390,695
*	Cirrus Logic, Inc.	230,812	1,324,861
* #	Cogent, Inc.	53,045	484,831
	Cognex Corp.	26,791	429,192
	Cohu, Inc.	65,577	927,259
*	Comarco, Inc.	12,602	14,303
# ●	Commerce One, Inc.	1,966	—
* #	CommScope, Inc.	44,900	660,479
	Communications Systems, Inc.	9,337	74,696
* #	Comtech Telecommunications Corp.	37,058	1,794,348
* #	Concur Technologies, Inc.	39,600	999,108
*	Concurrent Computer Corp.	15,590	57,215
*	Conexant Systems, Inc.	61,900	95,945
* #	Convera Corp.	116,999	38,610
*	CPI International, Inc.	32,542	320,864
*	Cray, Inc.	60,612	190,322
*	CSG Systems International, Inc.	51,140	850,458
*	CSP, Inc.	1,770	6,593
	CTS Corp.	29,900	209,001
*	CyberOptics Corp.	23,432	181,364
* #	CyberSource Corp.	142,896	1,736,186
* #	Cymer, Inc.	23,000	562,810
#	Daktronics, Inc.	17,655	175,844
*	Datalink Corp.	9,869	30,397
	Dataram Corp.	22,642	28,982
*	DDi Corp.	39,475	176,848
*	Digi International, Inc.	57,329	587,049
* #	Digimarc Corp.	17,785	177,850
* #	Digital River, Inc.	12,600	312,228
*	Diodes, Inc.	30,554	301,874
*	Ditech Networks, Inc.	63,093	52,367
*	DivX, Inc.	51,747	361,194
*	Dot Hill Systems Corp.	145,107	172,677
*	Double-Take Software, Inc.	52,501	388,507
* #	DTS, Inc.	37,436	773,053

36

*	Dycom Industries, Inc.	46,934	416,774
*	Dynamics Research Corp.	26,555	204,474
*	EarthLink, Inc.	69,200	477,480
* #	Ebix, Inc.	32,457	825,382
* #	Echelon Corp.	92,894	755,228
*	EDCI Holdings, Inc.	2,689	8,470
*	EDGAR Online, Inc.	62,355	92,909
*	Edgewater Technology, Inc.	6,458	13,885
*	EFJohnson Technologies, Inc.	19,409	36,877
*	Elecsys Corp.	3,000	14,850
*	Electro Scientific Industries, Inc.	70,905	593,475
*	Electroglas, Inc.	44,005	29,043
*	Electronics for Imaging, Inc.	24,000	254,400
* #	Elixir Gaming Technologies, Inc.	52,847	7,399
*	eLoyalty Corp.	2,707	8,798
* #	EMCORE Corp.	72,090	256,640
*	EMS Technologies, Inc.	39,999	835,979
*	Emulex Corp.	56,300	534,850
*	Endwave Corp.	30,737	101,432
*	Entegris, Inc.	197,620	531,598
*	Entorian Technologies, Inc.	63,170	32,217
*	Entrust, Inc.	106,786	149,500
*	Epicor Software Corp.	12,900	90,945
*	EPIQ Systems, Inc.	119,320	1,621,559
*	Euronet Worldwide, Inc.	27,370	326,250
*	Exar Corp.	38,414	256,606
*	Extreme Networks, Inc.	134,506	247,491
	Fair Isaac Corp.	13,800	215,142
*	Fairchild Semiconductor Corp. Class A	192,800	1,095,104
*	FalconStor Software, Inc.	97,367	293,075
*	Faro Technologies, Inc.	45,682	692,996
*	FEI Co.	45,898	964,317
* #	Finisar Corp.	7,671	4,679
* #	FLIR Systems, Inc.	83,800	2,689,980
*	FormFactor, Inc.	77,400	1,348,308
*	Forrester Research, Inc.	54,589	1,531,221
*	FortuNet, Inc.	30,740	125,727
	Frequency Electronics, Inc.	16,853	72,636
*	FSI International, Inc.	41,262	20,218
*	Gerber Scientific, Inc.	81,200	388,136
	Gevity HR, Inc.	79,743	271,924
*	Globecomm Systems, Inc.	64,436	507,756
* #	Glu Mobile, Inc.	8,896	7,917
*	Goldleaf Financial Solutions, Inc.	29,298	27,833
*	GSE Systems, Inc.	33,190	199,140
*	GSI Technology, Inc.	62,300	218,050
*	GTSI Corp.	19,287	112,057
*	Guidance Software, Inc.	39,596	112,849
*	Hackett Group, Inc.	118,208	352,260
*	Harmonic, Inc.	110,837	788,051
* #	Harris Stratex Networks, Inc. Class A	24,580	162,965
*	Hauppauge Digital, Inc.	28,591	32,308
*	hi/fn, inc.	41,890	111,009
* #	Hittite Microwave Corp.	1,219	39,947
* #	Hughes Communications, Inc.	7,554	122,753

37

*	Hutchinson Technology, Inc.	30,120	206,021
*	Hypercom Corp.	151,628	295,675
*	I.D. Systems, Inc.	6,691	36,332
* #	i2 Technologies, Inc.	41,598	592,772
*	iBasis, Inc.	2,060	4,553
*	iGATE Capital Corp.	114,139	775,004
* #	iGo, Inc.	56,229	57,354
*	Ikanos Communications, Inc.	27,182	41,045
*	I-many, Inc.	78,330	14,099
#	Imation Corp.	61,400	756,448
*	Immersion Corp.	56,182	291,023
*	InFocus Corp.	54,945	48,901
	infoGROUP, Inc.	42,620	190,085
* #	Informatica Corp.	52,071	731,598
	InfoSpace, Inc.	38,116	326,654
*	Innodata Isogen, Inc.	57,015	93,505
*	Insight Enterprises, Inc.	33,300	324,009
	Integral Systems, Inc.	57,200	1,405,404
*	Integrated Silicon Solution, Inc.	80,532	145,763
*	Intelli-Check, Inc.	25,969	59,729
*	Intelligent Systems Corp.	10,570	17,969
*	Interactive Intelligence, Inc.	32,552	239,257
* #	Intermec, Inc.	54,700	709,459
* #	Internet Brands, Inc.	9,200	59,708
*	Internet Capital Group, Inc.	79,500	454,740
*	Interphase Corp.	11,487	25,271
*	Interwoven, Inc.	139,029	1,753,156
*	Intest Corp.	21,254	16,578
*	Intevac, Inc.	42,435	330,144
*	IntriCon Corp.	17,118	89,870
*	INX, Inc.	23,910	136,765
*	iPCS, Inc.	48,216	786,885
* #	IPG Photonics Corp.	14,976	212,659
* #	Isilon Systems, Inc.	81,844	279,906
*	Iteris, Inc.	97,350	145,052
* #	Itron, Inc.	16,500	799,920
*	Ixia	209,320	1,394,071
	IXYS Corp.	93,108	739,278
*	j2 Global Communications, Inc.	3,252	52,422
*	JDA Software Group, Inc.	53,168	759,239
*	Jupitermedia Corp.	53,680	30,324
	Keithley Instruments, Inc.	36,164	153,697
* #	Kemet Corp.	23,884	14,092
*	Key Tronic Corp.	28,993	45,809
*	Keynote Systems, Inc.	46,850	459,130
*	Kopin Corp.	215,215	499,299
*	Kowabunga!, Inc.	18,060	2,528
*	Kratos Defense & Security Solutions, Inc.	219,877	325,418
*	Kulicke & Soffa Industries, Inc.	169,565	498,521
*	KVH Industries, Inc.	23,982	140,535
* #	L-1 Identity Solutions, Inc.	104,947	860,565
*	LaserCard Corp.	4,971	25,601
*	Lattice Semiconductor Corp.	355,526	668,389
* #	Lawson Software, Inc.	147,800	786,296
*	Leadis Technolgies, Inc.	24,722	16,564

38

*	LeCroy Corp.	33,788	167,926
*	Lionbridge Technologies, Inc.	58,800	102,312
*	Littlefuse, Inc.	22,500	419,850
*	Logility, Inc.	19,976	105,873
*	LoJack Corp.	2,322	10,147
*	LookSmart, Ltd.	52,729	91,221
*	Loral Space & Communications, Inc.	1,048	12,052
*	LTX-Credence Corp.	315,507	195,614
* #	Luna Innovations, Inc.	19,131	50,315
*	Magma Design Automation, Inc.	3,974	10,372
*	Management Network Group, Inc.	99,786	84,818
* #	Manhattan Associates, Inc.	16,025	269,380
*	ManTech International Corp. Class A	14,400	776,736
#	Marchex, Inc. Class B	73,525	564,672
*	Mastec, Inc.	121,708	1,061,294
*	Mattson Technology, Inc.	35,707	93,552
	Maximus, Inc.	11,500	367,310
* #	Maxwell Technologies, Inc.	49,639	450,226
*	Measurement Specialties, Inc.	37,738	403,042
* #	Mentor Graphics Corp.	104,200	764,828
*	Mercury Computer Systems, Inc.	46,709	335,371
*	Merix Corp.	18,671	10,642
	Mesa Laboratories, Inc.	5,853	105,354
	Methode Electronics, Inc.	137,200	1,041,348
*	MicroStrategy, Inc.	6,461	254,370
*	Microtune, Inc.	125,962	314,905
* #	Midway Games, Inc.	197,037	175,363
* #	Mindspeed Technologies, Inc.	67,359	97,671
*	MIPS Technologies, Inc.	116,266	324,382
*	MIVA, Inc.	59,454	23,187
*	MKS Instruments, Inc.	76,051	1,410,746
	Mocon, Inc.	10,068	85,578
*	ModusLink Global Solutions, Inc.	168,157	934,953
* #	Monolithic Power Systems	48,743	828,144
*	MoSys, Inc.	90,905	345,439
*	MPS Group, Inc.	137,586	1,071,795
* #	MRV Communications, Inc.	23,200	17,166
*	MSC.Software Corp.	103,326	888,604
#	MTS Systems Corp.	16,100	522,928
*	Multi-Fineline Electronix, Inc.	60,220	703,370
*	Nanometrics, Inc.	50,011	61,514
*	Napco Security Systems, Inc.	56,873	116,021
*	NCI, Inc.	24,122	574,104
*	NETGEAR, Inc.	31,300	345,865
* #	NetLogic Microsystems, Inc.	46,674	985,755
*	NetScout Systems, Inc.	115,858	1,114,554
*	Network Engines, Inc.	10,182	4,175
* #	Network Equipment Technologies, Inc.	7,787	21,259
*	Newport Corp.	68,678	493,795
	NIC, Inc.	135,699	728,704
*	NMS Communications Corp.	800	97
*	Novatel Wireless, Inc.	47,100	245,391
*	Nu Horizons Electronics Corp.	53,308	100,219
*	NumereX Corp. Class A	25,034	107,646
	O.I. Corp.	2,700	24,462

39

*	Oculus Innovative Sciences, Inc.	17,768	17,235
* #	Omniture, Inc.	9,100	104,650
*	OmniVision Technologies, Inc.	81,700	660,953
* #	ON Semiconductor Corp.	30,982	158,318
*	Online Resources Corp.	90,177	315,620
*	Onvia, Inc.	17,501	59,503
	Openwave Systems, Inc.	48,018	36,014
*	Oplink Communications, Inc.	23,150	187,978
*	OPNET Technologies, Inc.	64,310	812,235
*	Opnext, Inc.	48,136	192,544
*	Optelecom-NKF, Inc.	5,241	26,808
*	Optical Cable Corp.	17,761	81,523
* #	Orbcomm, Inc.	115,528	346,584
*	Orthovita, Inc.	208,342	570,857
*	OSI Systems, Inc.	62,290	716,335
* #	OYO Geospace Corp.	18,664	535,097
*	Palm, Inc.	104,038	415,112
*	PAR Technology Corp.	35,600	176,220
	Park Electrochemical Corp.	38,099	823,700
* #	ParkerVision, Inc.	64,871	325,004
*	PC Connection, Inc.	64,748	391,078
	PC-Tel, Inc.	64,190	376,795
*	PDF Solutions, Inc.	7,900	23,700
	Pegasystems, Inc.	113,468	1,484,161
*	Perceptron, Inc.	30,364	128,743
*	Perficient, Inc.	37,400	205,326
*	Performance Technologies, Inc.	31,207	97,054
*	Pericom Semiconductor Corp.	63,506	495,347
*	Perot Systems Corp.	140,200	2,017,478
*	Pervasive Software, Inc.	52,635	218,435
*	Phoenix Technologies, Ltd.	67,384	297,837
*	Photronics, Inc.	102,270	70,566
*	Physicians Formula Holdings, Inc.	37,989	134,101
*	Pinnacle Data Systems, Inc.	200	130
*	Planar Systems, Inc.	13,986	27,972
*	PlanetOut, Inc.	729	1,166
	Plantronics, Inc.	48,200	696,008
*	PLATO Learning, Inc.	52,708	90,658
*	Plexus Corp.	35,442	661,348
*	PLX Technology, Inc.	75,569	259,957
* #	PMC-Sierra, Inc.	137,117	641,708
*	Powerwave Technologies, Inc.	181,479	172,405
* #	Presstek, Inc.	102,105	426,799
* ●	Price Communications Liquidation Trust	68,586	9,367
* #	Progress Software Corp.	24,900	571,206
	QAD, Inc.	79,710	406,521
#	Quality Systems, Inc.	16,297	627,272
	Qualstar Corp.	700	1,547
*	Quantum Corp.	137,787	39,958
*	Quest Software, Inc.	87,338	1,157,229
*	QuickLogic Corp.	63,658	61,748
*	Rackable Systems, Inc.	94,254	672,031
*	Radiant Systems, Inc.	94,511	498,073
*	RadiSys Corp.	56,445	359,555
*	RAE Systems, Inc.	125,772	177,339

40

*	Ramtron International Corp.	74,600	174,564
*	RealNetworks, Inc.	167,538	717,063
*	Relm Wireless Corp.	22,246	14,905
	Renaissance Learning, Inc.	57,060	778,298
	RF Industries, Ltd.	800	3,600
* #	RF Micro Devices, Inc.	396,367	788,770
*	RF Monolithics, Inc.	7,057	3,740
	Richardson Electronics, Ltd.	31,144	156,343
*	RightNow Technologies, Inc.	57,097	375,698
*	Rimage Corp.	13,000	191,620
*	Riverbed Technology, Inc.	13,100	164,143
*	Rofin-Sinar Technologies, Inc.	38,910	867,304
* #	Rogers Corp.	36,062	1,085,466
*	Rudolph Technologies, Inc.	22,446	75,194
*	S1 Corp.	192,731	1,208,423
*	Saba Software, Inc.	52,771	86,544
*	Safeguard Scientifics, Inc.	30,452	24,057
*	Sanmina-SCI Corp.	1,024,259	768,194
*	Sapient Corp.	165,228	907,102
* #	SAVVIS, Inc.	29,400	252,840
*	ScanSource, Inc.	21,519	426,937
*	Scientific Learning Corp.	41,482	97,068
*	SCM Microsystems, Inc.	43,654	86,871
*	SeaChange International, Inc.	93,792	716,571
*	Secure Computing Corp.	86,071	487,162
*	Selectica, Inc.	16,527	17,684
*	Semitool, Inc.	87,231	515,535
*	Semtech Corp.	52,340	634,361
*	SI International, Inc.	42,788	1,232,294
* #	Sigma Designs, Inc.	23,061	255,746
*	Silicon Image, Inc.	209,450	957,187
* #	Silicon Laboratories, Inc.	9,110	236,496
*	Silicon Storage Technology, Inc.	299,857	944,550
* #	Skyworks Solutions, Inc.	290,070	2,068,199
*	SM&A	44,665	245,658
*	Smith Micro Software, Inc.	54,136	338,350
*	Soapstone Networks, Inc.	24,006	69,137
*	SoftBrands, Inc.	92,644	46,322
* #	Sonic Solutions, Inc.	54,420	111,017
*	SonicWALL, Inc.	135,626	607,604
* #	Sonus Networks, Inc.	194,150	429,072
*	Sourcefire, Inc.	1,568	9,941
*	SourceForge, Inc.	8,212	8,705
*	Spansion, Inc.	66,419	41,180
*	Spectrum Control, Inc.	22,930	142,854
*	SPSS, Inc.	30,320	708,275
*	SRA International, Inc.	20,733	383,146
*	SRS Labs, Inc.	53,068	271,177
*	Standard Microsystems Corp.	29,727	535,383
	StarTek, Inc.	46,113	152,634
* #	STEC, Inc.	161,607	888,839
* #	Stratasys, Inc.	43,308	523,161
*	SumTotal Systems, Inc.	102,224	328,139
*	Sunair Electronics, Inc.	400	820
* #	Supertex, Inc.	45,456	1,096,399

41

*	SupportSoft, Inc.	116,035	290,088
*	Switch and Data Facilities Co.	63,847	601,439
*	Sycamore Networks, Inc.	422,715	1,411,868
*	Sykes Enterprises, Inc.	81,465	1,300,181
*	Symmetricom, Inc.	107,661	479,091
* #	Synaptics, Inc.	65,100	2,010,939
*	SYNNEX Corp.	52,659	812,528
	Syntel, Inc.	28,693	713,595
	Take-Two Interactive Software, Inc.	66,600	789,876
	Technitrol, Inc.	40,200	231,954
*	Technology Solutions Co.	6,104	15,657
*	TechTeam Global, Inc.	31,342	183,351
*	Techwell, Inc.	48,220	422,407
* #	Tekelec	31,276	396,892
*	TeleCommunication Systems, Inc.	107,626	740,467
*	Telular Corp.	57,544	86,316
*	Teradyne, Inc.	6,300	32,130
* #	Terremark Worldwide, Inc.	158,998	717,081
*	Tessco Technologies, Inc.	12,894	141,447
* #	The Knot, Inc.	22,154	152,863
	TheStreet.com, Inc.	33,313	131,253
* #	THQ, Inc.	41,262	307,402
*	TIBCO Software, Inc.	198,700	1,023,305
*	Tier Technologies, Inc. Class B	30,501	182,396
*	TNS, Inc.	34,810	493,606
*	Tollgrade Communications, Inc.	7,400	32,560
*	Track Data Corp.	20,190	32,809
*	Transact Technologies, Inc.	26,335	184,345
* #	Transwitch Corp.	907	381
*	Travelzoo, Inc.	12,235	54,079
*	Trident Microsystems, Inc.	68,891	124,693
	Trio-Tech International	3,100	6,975
*	Triquint Semiconductor, Inc.	301,660	1,351,437
	TSR, Inc.	1,984	3,968
*	TTM Technologies, Inc.	128,571	920,568
* #	Tyler Technologies, Inc.	60,580	823,282
* #	Ultimate Software Group, Inc.	18,300	243,939
*	Ultra Clean Holdings, Inc.	45,099	136,199
*	Ultratech, Inc.	62,710	945,667
*	Unica Corp.	58,506	302,476
* #	Unisys Corp.	49,799	75,694
#	United Online, Inc.	145,396	1,075,930
* #	Universal Display Corp.	44,082	476,967
*	UTStarcom, Inc.	324,005	771,132
*	ValueClick, Inc.	18,400	136,160
* #	Veeco Instruments, Inc.	21,700	167,958
* #	VeriFone Holdings, Inc.	34,800	395,328
*	Viasat, Inc.	33,800	615,836
*	Vicon Industries, Inc.	12,667	59,535
*	Video Display Corp.	29,656	245,552
*	Vignette Corp.	51,600	418,992
* #	Virage Logic Corp.	53,509	241,861
*	Vishay Intertechnology, Inc.	18,690	80,554
* #	Vocus, Inc.	32,628	549,129
*	Volterra Semiconductor Corp.	65,406	617,433

42

	Wayside Technology Group, Inc.	12,865	74,102
*	Web.com Group, Inc.	57,090	280,312
*	Websense, Inc.	34,060	664,851
*	Westell Technologies, Inc.	44,805	14,199
*	Western Digital Corp.	2,719	44,864
*	White Electronics Designs Corp.	54,763	218,504
*	Wind River Systems, Inc.	82,787	723,558
*	Wireless Ronin Technologies, Inc.	48,950	76,362
*	Wireless Telecom Group, Inc.	54,486	32,147
* #	Wizzard Software Corp.	23,982	24,102
*	WPCS International, Inc.	12,843	38,529
*	Wright Express Corp.	27,700	379,213
*	ZILOG, Inc.	39,922	113,378
* #	Zix Corp.	188,327	337,105
*	Zones, Inc.	41,444	336,111
*	Zoran Corp.	63,254	514,888
*	Zygo Corp.	52,377	449,918
Total Information Technology			178,274,069

Materials — (4.2%)
	A. Schulman, Inc.	30,700	549,837
	A.M. Castle & Co.	56,887	692,315
*	AEP Industries, Inc.	10,400	203,528
	AK Steel Holding Corp.	100,772	1,402,746
#	AMCOL International Corp.	22,700	556,831
*	American Pacific Corp.	24,253	280,122
	American Vanguard Corp.	51,680	756,078
	Arch Chemicals, Inc.	23,840	676,341
* #	Arrowhead Research Corp.	47,724	58,223
	Balchem Corp.	49,906	1,275,597
* #	Basin Water, Inc.	11,842	8,408
*	Brush Engineered Materials, Inc.	58,382	716,347
*	Buckeye Technologies, Inc.	54,700	322,183
*	Bway Holding Co.	1,300	9,724
	Cabot Corp.	6,300	166,635
	Calgon Carbon Corp.	86,040	1,146,053
*	Caraustar Industries, Inc.	49,449	17,851
* #	Century Aluminum Co.	7,300	91,761
	CF Industries Holdings, Inc.	7,724	495,804
	Chemtura Corp.	228,075	394,570
#	Cliffs Natural Resources, Inc.	45,240	1,221,028
* #	Coeur d’Alene Mines Corp.	39,300	28,296
	Commercial Metals Co.	35,855	397,991
	Compass Minerals International, Inc.	28,260	1,552,322
*	Constar International, Inc.	24,871	10,197
*	Continental Materials Corp.	1,000	18,125
*	Core Molding Technologies, Inc.	24,700	80,275
#	Deltic Timber Corp.	14,900	678,695
#	Eagle Materials, Inc.	38,857	688,157
#	Empire Resources, Inc.	24,095	55,419
	Ferro Corp.	45,850	709,758
*	Flight Safety Technologies, Inc.	4,594	965
* #	Flotek Industries, Inc.	42,373	209,746
	Friedman Industries, Inc.	21,732	111,920
#	General Maritime Corp.	12,500	189,375

43

* #	General Moly, Inc.	123,702	246,167
	Georgia Gulf Corp.	2,400	5,520
#	Gibraltar Industries, Inc.	102,133	1,353,262
*	Graphic Packaging Holding Co.	179,946	332,900
*	H&E Equipment Services, Inc.	107,463	612,539
	H.B. Fuller Co.	42,200	745,674
	Hawkins, Inc.	18,860	307,795
*	Haynes International, Inc.	800	20,248
* #	Headwaters, Inc.	107,242	1,136,765
* #	Hecla Mining Co.	103,300	257,217
*	ICO, Inc.	58,834	262,988
	Innophos Holdings, Inc.	44,779	1,197,838
*	ION Geophysical Corp.	109,300	717,008
#	Kaiser Aluminum Corp.	29,877	1,002,672
	KMG Chemicals, Inc.	32,047	129,790
	Koppers Holdings, Inc.	16,211	385,660
	Kronos Worldwide, Inc.	46,735	593,535
*	Landec Corp.	62,110	580,729
#	Louisiana-Pacific Corp.	60,940	292,512
*	LSB Industries, Inc.	41,692	342,708
*	Material Sciences Corp.	33,601	165,653
*	Maxxam, Inc.	6,698	90,423
* #	Metalico, Inc.	65,628	210,010
	Minerals Technologies, Inc.	17,600	998,976
* #	Mines Management, Inc.	73,578	52,976
*	Mod-Pac Corp.	5,715	16,859
	Myers Industries, Inc.	45,170	477,447
* #	Nanophase Technologies Corp.	38,417	53,784
	Neenah Paper, Inc.	23,574	212,873
	NewMarket Corp.	28,300	1,066,627
#	NL Industries, Inc.	139,391	1,920,808
	NN, Inc.	17,800	128,338
*	Northern Technologies International Corp.	6,826	70,649
* #	Northwest Pipe Co.	22,100	634,933
	Olin Corp.	51,400	933,424
	Olympic Steel, Inc.	16,455	376,161
*	OM Group, Inc.	42,700	911,218
*	OMNOVA Solutions, Inc.	71,934	88,479
*	Owens-Illinois, Inc.	1,352	30,934
	P.H. Glatfelter Co.	51,217	528,047
	Penford Corp.	32,608	419,665
*	PolyOne Corp.	115,897	550,511
	Quaker Chemical Corp.	36,066	689,943
*	Ready Mix, Inc.	8,021	18,930
*	Rock of Ages Corp.	626	1,878
	Rock-Tenn Co. Class A	37,456	1,139,037
*	Rockwood Holdings, Inc.	17,200	212,420
*	Rosetta Resources, Inc.	93,403	985,402
	Royal Gold, Inc.	30,059	866,601
*	RTI International Metals, Inc.	27,200	429,488
#	Schnitzer Steel Industries, Inc. Class A	19,050	513,017
	Schweitzer-Maudoit International, Inc.	18,291	305,826
	Sensient Technologies Corp.	42,224	1,065,312
*	Solitario Exploration & Royalty Corp.	28,625	56,678
	Spartech Corp.	21,477	136,594

44

	Steel Dynamics, Inc.	124,368	1,482,467
	Stepan Co.	28,900	1,035,487
* #	Stillwater Mining Co.	30,500	120,780
*	Symyx Technologies, Inc.	102,026	449,935
	Synalloy Corp.	19,379	145,343
#	Temple-Inland, Inc.	95,400	565,722
	Terra Industries, Inc.	111,790	2,458,262
	Texas Industries, Inc.	12,600	398,538
*	U.S. Concrete, Inc.	117,222	369,249
* #	U.S. Gold Corp.	64,685	45,280
*	United States Lime & Minerals, Inc.	18,512	472,056
*	Universal Stainless & Alloy Products, Inc.	17,920	330,266
*	W.R. Grace & Co.	29,800	268,498
	Wausau Paper Corp.	102,697	950,974
#	Westlake Chemical Corp.	111,200	2,027,176
	Worthington Industries, Inc.	74,820	903,077
	Zep, Inc.	100	2,105
* #	Zoltek Companies, Inc.	29,100	343,089
Total Materials			55,024,975

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	8,100	—
* ●	MAIR Holdings, Inc. Escrow Shares	23,464	27,453
* ●	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			27,765

Telecommunication Services — (0.7%)
#	Alaska Communications Systems Group, Inc.	65,681	613,461
	Arbinet-thexchange, Inc.	57,780	167,562
* #	Cbeyond, Inc.	33,679	404,822
* #	Centennial Communications Corp.	65,690	233,856
*	Cincinnati Bell, Inc.	213,046	509,180
* #	Cogent Communications Group, Inc.	53,694	256,657
	Consolidated Communications Holdings, Inc.	75,358	776,187
	D&E Communications, Inc.	29,031	203,217
#	FairPoint Communications, Inc.	11,611	46,212
*	General Communications, Inc. Class A	135,385	1,039,757
	Hickory Tech Corp.	38,853	242,831
* #	ICO Global Communications (Holdings), Ltd.	85,133	139,618
	IDT Corp.	1,364	1,214
	IDT Corp. Class B	23,324	24,024
#	Iowa Telecommunications Services, Inc.	85,550	1,293,516
*	LCC International, Inc. Class A	16,176	243
*	Level 3 Communications, Inc.	403	423
*	Nexstar Broadcasting Group, Inc.	34,454	41,000
* #	NextWave Wireless, Inc.	258,674	72,429
*	Occam Networks, Inc.	50,393	141,604
*	PAETEC Holding Corp.	29,033	26,130
*	Premiere Global Services, Inc.	78,664	782,707
	Shenandoah Telecommunications Co.	12,046	288,743
*	Spark Networks, Inc.	61,896	186,926
	SureWest Communications	553	9,772
*	Syniverse Holdings, Inc.	73,854	1,388,455
* #	USA Mobility, Inc.	41,024	395,882
* #	Vonage Holdings Corp.	36,195	34,023

45

	Warwick Valley Telephone Co.	1,600	13,200
*	Xeta Corp.	28,310	48,127
Total Telecommunication Services			9,381,778

Utilities — (2.3%)
	ALLETE, Inc.	34,971	1,223,985
	American States Water Co.	25,359	867,531
	Artesian Resources Corp. Class A	19,548	282,078
#	Avista Corp.	59,791	1,187,449
#	Black Hills Corp.	24,150	609,788
* #	Cadiz, Inc.	26,068	362,606
	California Water Service Group	12,110	454,852
	Central Vermont Public Service Corp.	17,475	347,927
#	CH Energy Group, Inc.	13,905	573,303
	Chesapeake Utilities Corp.	20,205	631,204
	Cleco Corp.	45,290	1,042,123
	Connecticut Water Services, Inc.	24,393	646,415
	Delta Natural Gas Co., Inc.	9,356	229,877
* #	El Paso Electric Co.	43,800	811,176
#	Empire District Electric Co.	36,050	692,521
	Energen Corp.	19,071	640,213
	Energy West, Inc.	13,998	116,183
	Florida Public Utilities Co.	19,174	227,787
	Great Plains Energy, Inc.	23,866	463,955
	IDACORP, Inc.	40,580	1,081,863
#	Laclede Group, Inc.	37,663	1,970,528
*	Maine & Maritimes Corp.	1,400	46,200
#	MGE Energy, Inc.	31,592	1,125,623
	Middlesex Water Co.	40,763	702,754
#	New Jersey Resources Corp.	44,243	1,647,609
	Nicor, Inc.	31,400	1,450,994
	Northwest Natural Gas Co.	27,940	1,421,587
	NorthWestern Corp.	16,508	322,566
	Otter Tail Corp.	4,911	115,310
	PNM Resources, Inc.	10,100	98,475
	Portland General Electric Co.	61,428	1,260,503
	RGC Resources, Inc.	5,794	147,689
	SJW Corp.	53,267	1,480,823
#	South Jersey Industries, Inc.	34,187	1,164,751
	Southern Union Co.	1	9
	Southwest Gas Corp.	46,400	1,211,968
#	Southwest Water Co.	75,014	597,862
	UIL Holdings Corp.	25,593	844,569
	Unisource Energy Corp.	37,240	1,027,079
	Unitil Corp.	1,900	45,600
	WGL Holdings, Inc.	35,699	1,149,151
	York Water Co.	30,761	369,132
Total Utilities			30,693,618

TOTAL COMMON STOCKS			1,052,405,595

RIGHTS/WARRANTS — (0.0%)
*	Lantronix, Inc. Warrants 2008	17	8
* ●	Mossimo, Inc. Contingent Rights	2,300	—

46

* ●	Tengasco, Inc. Warrants 09/12/08	512	—
*	Valley National Bancorp Warrants 06/30/15	3	21
TOTAL RIGHTS/WARRANTS			29

TEMPORARY CASH INVESTMENTS — (1.3%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	12,607,368	12,607,368

		Face
		Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,565,000 FNMA 5.00%, 05/01/23, valued at $5,290,975) to be repurchased at $5,210,408	$5,210	5,210,000
TOTAL TEMPORARY CASH INVESTMENTS			17,817,368

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	234,986,351	234,986,351

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $28,585,273 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 08/01/21 to 08/01/38 & U.S. Treasury STRIP 4.623%(y), 02/15/17, valued at $21,739,609) to be repurchased at $21,162,186	$21,162	21,161,764

TOTAL SECURITIES LENDING COLLATERAL			256,148,115

TOTAL INVESTMENTS - (100.0%) (Cost $1,439,884,288)			$1,326,371,107

See accompanying Notes to Financial Statements.

47

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Shares	Value ††

AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
Amcor, Ltd.	651,843	$2,516,371
APN News & Media, Ltd.	184,275	299,268
Australia & New Zealand Banking Group, Ltd.	392,223	4,597,832
AXA Asia Pacific Holdings, Ltd.	821,200	2,422,599
Bank of Queensland, Ltd.	32,017	286,586
Bendigo Bank, Ltd.	70,986	626,220
BlueScope Steel, Ltd.	478,156	1,406,340
Boral, Ltd.	469,388	1,412,758
Caltex Australia, Ltd.	144,422	909,612
Commonwealth Bank of Australia	627,593	17,155,741
CSR, Ltd.	815,827	1,185,823
Downer EDI, Ltd.	258,044	838,015
# Fairfax Media, Ltd.	1,262,146	1,618,090
Foster’s Group, Ltd.	1,228,034	4,694,516
Insurance Australia Group, Ltd.	793,846	2,010,911
# Macquarie Group, Ltd.	113,708	2,255,861
Metcash, Ltd.	149,361	403,130
National Australia Bank, Ltd.	733,580	11,903,144
Onesteel, Ltd.	765,080	1,757,706
Origin Energy, Ltd.	386,173	4,049,903
Qantas Airways, Ltd.	420,565	683,108
Seven Network, Ltd.	21,595	90,625
Suncorp-Metway, Ltd.	417,565	2,247,827
TABCORP Holdings, Ltd.	72,507	332,417
Toll Holdings, Ltd.	560,891	2,239,123
Washington H. Soul Pattinson & Co., Ltd.	47,047	272,179

TOTAL — AUSTRALIA		68,215,705

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
OMV AG	29,840	955,176
Voestalpine AG	121,999	2,977,318

TOTAL — AUSTRIA		3,932,494

BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Delhaize Group	55,030	3,094,808
Delhaize Group Sponsored ADR	10,600	597,840
UCB SA	99,152	2,523,788
TOTAL COMMON STOCKS		6,216,436

1

RIGHTS/WARRANTS — (0.0%)
* Umicore	3,600	92

TOTAL — BELGIUM		6,216,528

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
Astral Media, Inc. Class A	22,250	514,484
Bank of Montreal	186,933	6,672,080
Barrick Gold Corp.	304,400	6,960,312
Canadian Pacific Railway, Ltd.	132,803	6,010,457
Canadian Tire Corp. Class A	62,053	2,357,942
Canadian Utilities, Ltd. Class A	13,500	474,903
* CGI Group, Inc.	227,161	1,813,066
Empire Co., Ltd. Class A	19,858	757,876
EnCana Corp.	2	102
Fairfax Financial Holdings, Inc.	9,700	2,663,818
George Weston, Ltd.	38,500	1,964,768
Gerdau Ameristeel Corp.	122,589	656,018
Goldcorp, Inc.	355,694	6,651,740
Industrial Alliance Insurance & Financial Services, Inc.	43,200	896,042
ING Canada, Inc.	21,200	577,095
Inmet Mining Corp.	4,080	91,566
Jean Coutu Group PJC, Inc. Class A	12,600	76,208
Loblaw Companies, Ltd.	83,187	2,025,669
Magna International, Inc. Class A	76,804	2,576,913
Manitoba Telecom Services, Inc.	13,600	480,564
Manulife Financial Corp.	2,900	58,034
Metro, Inc. Class A	58,400	1,470,538
National Bank of Canada	82,500	3,094,520
Onex Corp.	42,400	733,461
* OPTI Canada, Inc.	117,900	313,996
Petro-Canada	405,000	10,127,520
Power Corp. of Canada, Ltd.	215,199	4,677,851
* Saskatchewan Wheat Pool, Inc.	157,827	1,001,723
Sun Life Financial, Inc.	488,350	11,486,537
Teck Cominco Class B	9,700	96,573
Telus Corp.	4,900	173,063
# The Thomson Corp.	90,872	2,139,673
Toronto Dominion Bank	12,410	586,059
TransCanada Corp.	257,673	7,785,987

TOTAL — CANADA		87,967,158

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
A P Moller - Maersk A.S.	648	3,729,242
Carlsberg A.S. Series B	31,787	1,251,408
Dampskibsselsk Torm A.S.	8,600	139,117
Danisco A.S.	33,620	1,456,567
Danske Bank A.S.	260,726	3,859,608

2

* GN Great Nordic A.S.	102,000	221,702
* Jyske Bank A.S.	29,350	866,912
Sydbank A.S.	22,100	343,486

TOTAL — DENMARK		11,868,042

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Kesko Oyj	68,400	1,601,123
Outokumpu Oyj Series A	121,900	1,263,253
Pohjola Bank P.L.C.	16,800	226,037
Rautaruukki Oyj Series K	16,100	262,753
Sampo Oyj	57,704	1,156,372
Stora Enso Oyj Series R	584,456	5,435,107
UPM-Kymmene Oyj	522,500	7,388,321

TOTAL — FINLAND		17,332,966

FRANCE — (8.4%)
COMMON STOCKS — (8.4%)
Air France-KLM	157,437	2,268,306
AXA SA	948,963	18,129,043
BNP Paribas SA	522,726	37,741,527
Capgemini SA	59,817	1,927,289
Casino Guichard Perrachon SA	32,944	2,302,883
Ciments Francais SA	10,168	738,263
CNP Assurances	18,745	1,510,434
Compagnie de Saint-Gobain	216,412	8,350,656
Compagnie Generale des Establissements Michelin Series B	38,368	1,974,842
Credit Agricole SA	316,623	4,580,592
Credit Industriel et Commercial	3,905	562,927
Esso Ste Anonyme Francaise	98	11,271
Euler Hermes SA	3,851	189,709
# European Aeronautic Defence & Space Co.	164,356	2,733,695
Lafarge SA	74,824	4,946,436
Lagardere S.C.A.	86,944	3,456,899
Nexans SA	4,485	255,824
Peugeot SA	96,730	2,581,228
PPR SA	57,987	3,695,540
Renault SA	121,842	3,734,191
# Rexel SA	33,227	323,995
Safran SA	113,785	1,444,110
Schneider Electric SA	44,375	2,659,734
SCOR SE (4797364)	4	10
SCOR SE (B1LB9P6)	75,940	1,244,173
Societe Generale Paris	57,776	3,149,084
STMicroelectronics NV	335,115	2,754,746
Vivendi SA	509,113	13,307,768

TOTAL — FRANCE		126,575,175

3

GERMANY — (14.1%)
COMMON STOCKS — (14.1%)
	Allianz SE	205,697	15,478,586
	AMB Generali Holding AG	11,546	1,262,698
	Bayerische Motoren Werke AG	233,480	5,920,725
	Commerzbank AG	298,053	3,206,131
#	Daimler AG Sponsored ADR	82,700	2,853,150
	Daimler Chrysler AG	585,691	20,121,553
#	Deutsche Bank AG	246,505	9,208,666
	Deutsche Lufthansa AG	141,492	1,959,682
	Deutsche Telekom AG	1,440,584	21,390,430
	Deutsche Telekom AG Sponsored ADR	681,300	10,117,305
	E.ON AG	1,190,538	45,562,909
#	Fraport AG	23,273	745,423
	Hannover Rueckversicherung AG	25,951	643,742
	Heidelberger Zement AG	15,121	1,083,784
*	Infineon Technologies AG	241,378	755,097
	Lanxess AG	15,337	232,121
	Linde AG	42,499	3,574,786
	Munchener Rueckversicherungs-Gesellschaft AG	128,600	16,694,818
	Salzgitter AG	6,377	419,364
	Suedzucker AG	9,216	102,456
	ThyssenKrupp AG	142,023	2,661,324
#	TUI AG	82,681	995,454
#	Volkswagen AG	77,192	46,722,393

TOTAL — GERMANY			211,712,597

GREECE — (0.1%)
COMMON STOCKS — (0.1%)
	EFG Eurobank Ergasias S.A.	139,999	1,521,743
	Hellenic Petroleum S.A.	81,518	675,335

TOTAL — GREECE			2,197,078

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
#	Cathay Pacific Airways, Ltd.	542,000	661,407
	Cheung Kong Holdings, Ltd.	974,000	9,351,885
	Dah Sing Financial Holdings, Ltd.	32,800	79,570
	Great Eagle Holdings, Ltd.	155,395	178,395
	Hang Lung Group, Ltd.	560,000	1,802,066
	Henderson Land Development Co., Ltd.	551,000	1,992,632
#	Hong Kong and Shanghai Hotels, Ltd.	349,201	329,833
	Hopewell Holdings, Ltd.	352,000	1,094,397
	Hutchison Whampoa, Ltd.	1,486,000	8,030,151
	Hysan Development Co., Ltd.	273,192	428,382
	Kingboard Chemical Holdings, Ltd.	13,000	25,951
	Kowloon Development Co., Ltd.	100,000	33,913
#	MTR Corp., Ltd.	935,570	2,073,160
	New World Development Co., Ltd.	1,449,259	1,206,412
	Sino Land Co., Ltd.	1,656,484	1,456,348
	Sun Hung Kai & Co., Ltd.	35,000	14,881
	Sun Hung Kai Properties, Ltd.	657,000	5,756,045

4

Tsim Sha Tsui Properties, Ltd.	249,333	589,387
Wharf Holdings, Ltd.	866,925	1,729,707
# Wheelock and Co., Ltd.	1,073,000	1,607,408
Wheelock Properties, Ltd.	445,000	150,883

TOTAL — HONG KONG		38,592,813

IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
Allied Irish Banks P.L.C.	186,169	997,743
Allied Irish Banks P.L.C. Sponsored ADR	800	8,280
Irish Life & Permanent P.L.C.	46,255	162,065

TOTAL — IRELAND		1,168,088

ITALY — (1.7%)
COMMON STOCKS — (1.7%)
Banca Monte Dei Paschi di Siena SpA	518,125	1,005,923
Banca Popolare di Milano Scarl	379,940	2,223,610
Banco Popolare Scarl	156,080	1,947,091
Fondiaria - Sai SpA	57,183	1,074,285
Intesa Sanpaolo SpA	1,539,805	5,635,523
Italcementi SpA	94,820	1,105,148
Italmobiliare SpA	9,846	404,420
Telecom Italia SpA	604,663	694,617
Telecom Italia SpA Sponsored ADR	190,300	2,169,420
UniCredito Italiano SpA	1,870,551	4,579,151
Unione di Banche Italiane ScpA	229,515	3,871,947
Unipol Gruppo Finanziario SpA	481,660	854,554

TOTAL — ITALY		25,565,689

JAPAN — (12.9%)
COMMON STOCKS — (12.9%)
Aioi Insurance Co., Ltd.	342,700	1,407,193
Aisin Seiki Co., Ltd.	91,000	1,610,291
Ajinomoto Co., Inc.	100,000	863,439
Alps Electric Co., Ltd.	104,600	575,426
Amada Co., Ltd.	234,000	1,074,596
Aoyama Trading Co., Ltd.	14,400	168,360
Asahi Kasei Corp.	203,000	763,567
Asatsu-Dk, Inc.	6,000	132,813
Bridgestone Corp.	363,800	6,360,312
Canon Marketing Japan, Inc.	39,500	660,802
Chudenko Corp.	11,200	168,086
Citizen Holdings Co., Ltd.	144,000	796,766
Coca-Cola West Japan Co., Ltd.	36,200	726,026
Comsys Holdings Corp.	46,000	328,836
Cosmo Oil Co., Ltd.	342,000	727,526
CSK Holdings Corp.	15,500	129,550
Dai Nippon Printing Co., Ltd.	429,000	5,068,697
Dai Nippon Sumitomo Pharma Co., Ltd.	26,000	205,421
Daicel Chemical Industries, Ltd.	173,000	623,769

5

	Dainippon Ink & Chemicals, Inc.	361,000	583,507
	Daiwa House Industry Co., Ltd.	318,200	2,828,772
#	Dentsu, Inc.	716	1,174,839
*	Elpida Memory, Inc.	37,400	199,391
	Fuji Electric Holdings Co., Ltd.	195,000	284,513
	Fuji Heavy Industries, Ltd.	423,000	1,487,975
	FUJIFILM Holdings Corp.	363,000	8,356,393
	Fujikura, Ltd.	195,000	558,858
	Fukuoka Financial Group, Inc.	416,000	1,375,883
	Glory, Ltd.	37,500	537,416
	H2O Retailing Corp.	68,000	419,642
	Hakuhodo Dy Holdings, Inc.	13,520	615,634
	Hino Motors, Ltd.	157,000	362,819
	Hitachi Cable, Ltd.	128,000	269,600
	Hitachi Transport System, Ltd.	17,600	235,363
	Hitachi, Ltd.	2,287,000	10,737,588
	Hitachi, Ltd. Sponsored ADR	21,300	1,001,952
	House Foods Corp.	41,000	666,440
	Idemitsu Kosan Co., Ltd.	13,000	757,939
	INPEX Corp.	1	232
	JS Group Corp.	191,440	2,478,963
	Juroku Bank, Ltd.	127,000	468,417
	Kajima Corp.	221,000	639,229
	Kamigumi Co., Ltd.	158,000	1,256,981
	Kandenko Co., Ltd.	69,000	362,569
	Kaneka Corp.	180,000	839,978
	Kansai Paint Co., Ltd.	57,000	318,125
	Kinden Corp.	86,000	718,076
	Kissei Pharmaceutical Co., Ltd.	12,000	273,655
	Komori Corp.	2,000	22,866
	Kuraray Co., Ltd.	111,000	849,451
	Kyocera Corp.	80,500	4,728,441
	Marui Group Co., Ltd.	109,800	671,187
	Meiji Seika Kaisha, Ltd.	74,000	302,596
	Mitsubishi Gas Chemical Co., Inc.	235,000	864,729
	Mitsubishi Heavy Industries, Ltd.	1,280,000	4,104,140
	Mitsubishi Logistics Corp.	69,000	627,768
	Mitsubishi Materials Corp.	523,000	1,180,982
	Mitsubishi Rayon Co., Ltd.	310,000	665,495
	Mitsui Chemicals, Inc.	456,000	1,592,118
	Mitsui Mining and Smelting Co., Ltd.	347,000	634,625
	Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,853,383
	Nagase & Co., Ltd.	41,000	351,331
	NEC Corp.	1,389,000	4,118,057
	NGK Spark Plug Co., Ltd.	99,000	933,243
	Nippon Express Co., Ltd.	574,000	2,316,807
	Nippon Kayaku Co., Ltd.	68,000	311,405
	Nippon Meat Packers, Inc.	59,397	814,692
	Nippon Mining Holdings, Inc.	636,500	1,948,551
	Nippon Mitsubishi Oil Corp.	706,800	2,901,248
	Nippon Paper Group, Inc.	512	1,368,394
	Nippon Sheet Glass Co., Ltd.	343,000	1,121,746

6

	Nippon Shokubai Co., Ltd.	58,000	336,115
	Nippon Television Network Corp.	2,660	256,637
	Nipponkoa Insurance Co., Ltd.	358,000	2,145,699
	Nishi-Nippon Bank, Ltd.	319,000	694,955
	Nissan Motor Co., Ltd.	901,600	4,477,704
	Nissay Dowa General Insurance Co., Ltd.	101,000	449,279
	Nisshin Seifun Group, Inc.	200	2,168
	Nisshin Steel Co., Ltd.	363,000	486,122
	Nisshinbo Industries, Inc.	80,000	464,988
	NOK Corp.	68,200	649,332
	Obayashi Corp.	384,000	1,878,819
	Oji Paper Co., Ltd.	86,000	328,352
	Onward Holdings Co., Ltd.	84,000	614,381
	Panasonic Corp.	56,998	917,881
	Panasonic Electric Works Co., Ltd.	271,000	2,365,233
	Pioneer Electronic Corp.	10,400	30,850
	Q.P. Corp.	35,900	412,799
#	Resona Holdings, Inc.	167	175,383
	Ricoh Co., Ltd.	136,000	1,463,634
	Rohm Co., Ltd.	72,800	3,507,919
	Sapporo Hokuyo Holdings, Inc.	131	564,973
	Sega Sammy Holdings, Inc.	30,400	229,818
	Seiko Epson Corp.	68,500	1,028,770
	Sekisui Chemical Co., Ltd.	257,000	1,501,566
	Sekisui House, Ltd.	307,000	3,078,456
	Shiga Bank, Ltd.	93,000	577,437
	Shimachu Co., Ltd.	19,100	435,618
	Shimizu Corp.	359,000	1,761,593
	Shinko Securities Co., Ltd.	282,000	699,292
	Shizuoka Bank, Ltd.	307,000	2,711,348
	Showa Shell Sekiyu K.K.	46,600	380,689
	Sojitz Corp.	732,700	1,224,386
	Sompo Japan Insurance, Inc.	452,840	3,174,026
	Sumitomo Corp.	530,900	4,670,880
	Sumitomo Electric Industries, Ltd.	539,600	4,368,896
	Sumitomo Forestry Co., Ltd.	24,000	157,474
	Sumitomo Mitsui Financial Group, Inc.	1	3,207
	Sumitomo Rubber Industries, Ltd.	72,500	639,563
	Suzuken Co., Ltd.	16,800	358,958
	Taiheiyo Cement Corp.	514,000	598,275
	Taisei Corp.	546,000	1,258,318
	Taisho Pharmaceutical Co., Ltd.	12,000	216,141
	Takashimaya Co., Ltd.	181,000	1,394,972
	Teijin, Ltd.	567,000	1,474,573
	The 77 Bank, Ltd.	160,000	753,831
	The Awa Bank, Ltd.	64,000	397,950
	The Bank of Kyoto, Ltd.	154,000	1,619,887
	The Bank of Nagoya, Ltd.	64,000	385,264
	The Chiba Bank, Ltd.	316,000	1,561,874
	The Chugoku Bank, Ltd.	77,400	1,064,800
	The Daishi Bank, Ltd.	155,000	603,555
	The Fuji Fire & Marine Insurance Co., Ltd.	128,000	255,693

7

The Gunma Bank, Ltd.	184,000	939,532
The Hachijuni Bank, Ltd.	215,000	1,054,978
The Higo Bank, Ltd.	91,000	503,689
The Hiroshima Bank, Ltd.	231,000	858,398
The Hokkoku Bank, Ltd.	108,000	406,575
The Hyakugo Bank, Ltd.	105,000	589,750
The Hyakujishi Bank, Ltd.	120,000	598,990
The Iyo Bank, Ltd.	115,000	1,240,625
The Joyo Bank, Ltd.	351,000	1,651,284
The Kagoshima Bank, Ltd.	62,000	393,069
The Keiyo Bank, Ltd.	108,000	484,177
The Nanto Bank, Ltd.	81,000	380,619
The Ogaki Kyoritsu Bank, Ltd.	68,000	337,934
The San-in Godo Bank, Ltd.	53,000	379,392
Toda Corp.	120,000	433,462
Tokai Tokyo Securities Co., Ltd.	81,000	221,887
Tokio Marine Holdings, Inc.	212,029	6,540,224
Tokyo Steel Manufacturing Co., Ltd.	67,000	517,520
Tokyo Tatemono Co., Ltd.	83,000	341,894
Toppan Printing Co., Ltd.	378,000	2,779,407
Toshiba TEC Corp.	60,000	185,261
Toyo Seikan Kaisha, Ltd.	116,900	1,442,263
Toyobo Co., Ltd.	40,000	56,730
Toyota Auto Body Co., Ltd.	32,000	513,023
TV Asahi Corp.	54	68,185
UNY Co., Ltd.	104,000	810,517
Wacoal Corp.	54,000	585,008
Yamaguchi Financial Group, Inc.	98,000	937,364
Yamaha Corp.	101,600	984,603
Yamaha Motor Co., Ltd.	144,400	1,596,479
Yamanashi Chuo Bank, Ltd.	55,000	312,819
Yokogawa Electric Corp.	138,500	641,355
Yokohama Rubber Co., Ltd.	127,000	623,158

TOTAL — JAPAN		193,705,984

NETHERLANDS — (3.7%)
COMMON STOCKS — (3.7%)
Aegon NV	644,956	2,679,901
# ArcelorMittal	556,681	14,452,316
Heineken Holding NV	9,860	299,335
ING Groep NV	1,067,775	10,016,113
ING Groep NV Sponsored ADR	111,900	1,041,789
Koninklijke Ahold NV	273,884	2,940,249
Koninklijke DSM NV	125,320	3,489,963
Koninklijke Philips Electronics NV	1,048,711	19,380,000
* Reinet Investments SCA	53,884	554,917
SNS Reaal	35,166	257,967

TOTAL — NETHERLANDS		55,112,550

8

NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Auckland International Airport, Ltd.	168,196	180,038
Contact Energy, Ltd.	18,479	78,345
Fletcher Building, Ltd.	143,342	486,726
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	5,000	34,800

TOTAL — NEW ZEALAND		779,909

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
DnB NOR ASA Series A	499,400	2,894,191
Norsk Hydro ASA	214,356	895,641
Orkla ASA	613,500	4,084,202
Storebrand ASA	255,400	605,383
Wilh. Wilhelmsen ASA	7,150	102,823

TOTAL — NORWAY		8,582,240

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Banco Comercial Portugues SA	114,799	133,417
Banco Espirito Santo SA	142,013	1,352,136

TOTAL — PORTUGAL		1,485,553

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
DBS Group Holdings, Ltd.	964,600	7,363,270
Fraser & Neave, Ltd.	773,550	1,459,639
Jardine Cycle & Carriage, Ltd.	47,050	301,797
# Neptune Orient Lines, Ltd.	283,000	239,024
Overseas Chinese Banking Corp., Ltd.	1,237,200	4,182,914
Singapore Airlines, Ltd.	582,400	4,462,065
Singapore Land, Ltd.	123,000	279,407
United Industrial Corp., Ltd.	335,000	304,000
United Overseas Bank, Ltd.	46,400	419,491
UOL Group, Ltd.	335,600	439,309
Venture Corp., Ltd.	81,000	296,003

TOTAL — SINGAPORE		19,746,919

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
Acciona SA	22,208	2,100,651
Acerinox SA	138,400	1,739,831
Banco Bilbao Vizcaya Argentaria SA	200,370	2,325,560
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	6,100	70,760
# Banco de Sabadell SA	610,235	4,162,319
Banco Espanol de Credito SA	51,687	657,574
Banco Pastor SA	18,258	151,776
# Banco Popular Espanol SA	285,706	2,600,111
Banco Santander Central Hispano SA	3,419,617	36,983,728
Banco Santander SA Sponsored ADR	235,200	2,526,048

9

Fomento de Construcciones y Contratas SA	28,773	1,144,072
Grupo Ferrovial SA	42,747	1,317,417
Iberia Lineas Aereas de Espana SA	302,000	712,473
Mapfre SA	493,525	1,570,658
Repsol YPF SA	567,226	10,786,316
Repsol YPF SA Sponsored ADR	251,300	4,804,856
Sacyr Vallehermoso SA	51,158	471,799
* Sacyr Vallehermoso SA Issue 08	3,654	33,533

TOTAL — SPAIN		74,159,482

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Electrolux AB Series B	15,000	138,093
Holmen AB Series B	56,400	1,589,730
Nordea Bank AB	1,387,996	11,124,975
# Skandinaviska Enskilda Banken AB Series A	197,530	1,957,654
SSAB Svenskt Stal AB Series A	213,300	2,156,687
SSAB Svenskt Stal AB Series B	98,300	891,168
Svenska Cellulosa AB Series B	665,100	4,911,364
Svenska Handelsbanken AB Series A	205,230	3,771,514
# Swedbank AB Series A	136,900	1,131,331
Tele2 AB Series B	142,500	1,215,978
TeliaSonera AB	1,147,500	5,048,619
Volvo AB Series A	216,500	1,118,828
Volvo AB Series B	488,500	2,552,724

TOTAL — SWEDEN		37,608,665

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
Adecco SA	99,494	3,461,087
Baloise-Holding AG	15,622	835,223
Banque Cantonale Vaudoise	4,955	1,104,441
* Compagnie Financiere Richemont SA Series A	393,600	8,274,526
Credit Suisse Group AG	616,112	23,038,813
EMS-Chemie Holding AG	5,277	398,467
Givaudan SA	7,583	5,167,168
Helvetia Holding AG	2,738	469,360
Holcim, Ltd.	179,587	10,200,405
Julius Baer Holdings, Ltd. AG	5,898	230,672
Luzerner Kantonalbank AG	425	90,032
Sika AG	1,348	1,062,864
St. Galler Kantonalbank	3,075	1,073,774
Swatch Group AG	11,500	1,794,507
Swiss Life Holding AG	32,350	2,914,933
Swiss Re	230,487	9,612,154
* UBS AG	7,929	134,534
* UBS AG ADR	21,791	368,268
Valiant Holding AG	9,300	1,602,395
Zurich Financial SVCS AG	87,564	17,764,778

TOTAL — SWITZERLAND		89,598,401

10

UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
	Arriva P.L.C.	107,620	1,041,162
	Associated British Foods P.L.C.	412,413	4,614,686
	Aviva P.L.C.	1,621,273	9,670,900
	BAE Systems P.L.C.	332,592	1,869,485
* #	Barclays P.L.C. Sponsored ADR	164,150	1,767,895
	BP P.L.C. Sponsored ADR	149,300	7,420,210
	British Airways P.L.C.	864,002	1,911,766
	British American Tobacco P.L.C.	240,592	6,599,265
	Cable and Wireless P.L.C.	844,540	1,673,866
	Cadbury P.L.C. Sponsored ADR	36,410	1,346,442
	Carnival P.L.C.	106,313	2,337,982
#	Carnival P.L.C. ADR	161,000	3,654,700
*	easyJet P.L.C.	205,323	1,024,270
	Friends Provident P.L.C.	912,000	1,045,777
	GKN P.L.C.	11,771	22,571
	HSBC Holdings P.L.C.	547,509	6,484,808
#	HSBC Holdings P.L.C. Sponsored ADR	547,726	32,315,834
	International Power P.L.C.	852,250	3,048,923
	Investec P.L.C.	401,296	1,523,975
	ITV P.L.C.	2,266,426	1,094,602
	Kingfisher P.L.C.	2,866,000	5,289,901
	Legal and General Group P.L.C.	4,404,331	5,065,380
	Lloyds TSB Group P.L.C. Sponsored ADR	125,200	1,582,528
	Pearson P.L.C.	506,432	5,044,218
	Pearson P.L.C. Sponsored ADR	474,900	4,805,988
	Rexam P.L.C.	779,982	4,700,017
*	Rolls-Royce Group P.L.C.	1,187,074	6,280,698
*	Rolls-Royce Group P.L.C. Series C	67,900,633	109,276
	Royal Dutch Shell P.L.C. ADR	564,548	31,213,859
	Royal Dutch Shell P.L.C. Series B	215,910	5,853,695
	RSA Insurance Group P.L.C.	3,030,972	6,740,377
	SABmiller P.L.C.	324,677	5,157,095
	Sainsbury (J.) P.L.C.	2,160,157	9,867,958
	Schroders P.L.C.	129,234	1,656,734
	Schroders P.L.C. Non-Voting	54,372	578,617
	Standard Life P.L.C.	234,210	906,634
	Thomas Cook Group P.L.C.	551,907	1,497,229
	Thomson Reuters P.L.C.	83,036	1,438,746
	Vodafone Group P.L.C.	29,147,216	56,070,911
	Vodafone Group P.L.C. Sponsored ADR	889,400	17,138,738
	Whitbread P.L.C.	213,192	3,089,920
	William Morrison Supermarkets P.L.C.	3,029,886	12,901,057
	WPP Group P.L.C.	358,029	2,141,639
	Xstrata P.L.C.	182,213	3,116,626

TOTAL — UNITED KINGDOM			282,716,960

11

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,940,000 FNMA 4.50%, 10/01/35, valued at $4,466,088) to be repurchased at $4,399,345	$4,399	4,399,000

		Shares
SECURITIES LENDING COLLATERAL — (8.6%)
§ @	DFA Short Term Investment Fund LP	125,164,320	125,164,320

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,924,014 FNMA 7.000%, 08/01/37 & 7.000%, 12/01/37, valued at $3,599,733) to be repurchased at $3,529,224	$3,529	3,529,150
TOTAL SECURITIES LENDING COLLATERAL			128,693,470

TOTAL INVESTMENTS - (100.0%) (Cost $1,858,473,271)			$1,497,933,466

See accompanying Notes to Financial Statements.

12

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (84.9%)
Consumer Discretionary — (11.8%)
*	4Kids Entertainment, Inc.	842	$4,454
* #	99 Cents Only Stores	143,220	1,747,284
*	A.C. Moore Arts & Crafts, Inc.	30,471	84,709
#	Aaron Rents, Inc.	26,200	649,498
*	Acme Communications, Inc.	18,512	9,256
	Aldila, Inc.	7,385	31,755
*	Alloy, Inc.	17,245	86,570
#	American Axle & Manufacturing Holdings, Inc.	14,804	53,146
#	American Greetings Corp. Class A	73,700	860,816
* #	America’s Car-Mart, Inc.	25,396	414,717
	Arctic Cat, Inc.	20,244	153,450
#	ArvinMeritor, Inc.	129,930	769,186
	Asbury Automotive Group, Inc.	50,300	163,475
*	Ascent Media Corp. (043632108)	48	1,214
* # ●	Ascent Media Corp. (043632207)	393	46,649
*	Ashworth, Inc.	12,200	22,326
*	Audiovox Corp. Class A	23,689	139,528
* #	AutoNation, Inc.	311,900	2,142,753
* #	Avatar Holdings, Inc.	1,900	64,505
* #	Bakers Footwear Group, Inc.	4,000	4,920
*	Ballantyne of Omaha, Inc.	7,332	13,198
#	Barnes & Noble, Inc.	58,445	1,103,442
	Bassett Furniture Industries, Inc.	8,939	39,421
	Beasley Broadcast Group, Inc.	11,000	16,390
	Beazer Homes USA, Inc.	46,461	147,281
	Belo Corp. Class A	142,548	303,627
*	Benihana, Inc. Class A	300	894
* #	Big Lots, Inc.	22,600	552,118
#	Blockbuster, Inc. Class A	218,800	332,576
* #	Blockbuster, Inc. Class B	44,552	38,760
*	Bluegreen Corp.	21,700	105,245
	Bob Evans Farms, Inc.	56,700	1,183,896
#	Bon-Ton Stores, Inc.	14,849	33,262
	Books-A-Million, Inc.	21,400	67,410
#	Borders Group, Inc.	2,900	9,831
#	Brookfield Homes Corp.	39,865	365,163
#	Brown Shoe Company, Inc.	74,175	781,804
	Brunswick Corp.	112,200	389,334
#	Building Materials Holding Corp.	8,100	1,944
* #	Cabela’s, Inc.	120,700	959,565
*	Cache, Inc.	9,000	32,310
* #	California Coastal Communities, Inc.	10,209	12,965
#	Callaway Golf Co.	6,859	71,745
	Canterbury Park Holding Corp.	2,833	19,548

1

	Carmike Cinemas, Inc.	8,200	17,630
#	Carnival Corp.	89	2,261
*	Carriage Services, Inc.	19,056	45,353
* #	Casual Male Retail Group, Inc.	17,267	32,807
*	Cavalier Homes, Inc.	23,813	37,863
*	Cavco Industries, Inc.	9,895	336,727
	CBS Corp. Class B	493,166	4,788,642
* #	Charming Shoppes, Inc.	57,800	63,580
* #	Chico’s FAS, Inc.	7,700	26,180
*	Chromcraft Revington, Inc.	100	45
	Churchill Downs, Inc.	81	3,076
	Cinemark Holdings, Inc.	67,196	557,055
	Coachmen Industries, Inc.	6,900	7,452
	Coast Distribution System, Inc.	400	880
	Cobra Electronics Corp.	1,200	1,932
	Collectors Universe, Inc.	15,716	58,309
#	Columbia Sportswear Co.	19,513	719,444
	Comcast Corp. Class A	3,570,978	56,278,613
	Comcast Corp. Special Class A Non-Voting	1,432,185	22,084,293
*	Concord Camera Corp.	9,362	18,537
* #	Conn’s, Inc.	38,000	514,900
#	Cooper Tire & Rubber Co.	97,000	740,110
* #	Cox Radio, Inc.	61,500	335,175
	Craftmade International, Inc.	3,099	5,919
	CSS Industries, Inc.	18,850	418,470
*	Culp, Inc.	21,913	62,890
* #	Cumulus Media, Inc. Class A	9,982	10,481
*	Cybex International, Inc.	30,133	59,663
*	Cycle Country Accessories Corp.	2,876	2,013
*	DEI Holdings, Inc.	1,368	315
*	dELiA*s, Inc.	17,143	41,486
*	Delta Apparel, Inc.	879	5,362
*	Design Within Reach, Inc.	24,371	48,986
*	Diedrich Coffee, Inc.	9,452	9,925
#	Dillards, Inc. Class A	120,300	641,199
#	DineEquity, Inc.	55,683	1,003,964
*	Discovery Communications, Inc. (25470F104)	40,480	552,147
* #	Discovery Communications, Inc. (25470F203)	3,937	53,543
*	Discovery Communications, Inc. (25470F302)	44,417	591,634
*	Dixie Group, Inc.	11,800	48,380
*	Dorman Products, Inc.	12,347	138,904
	Dover Motorsports, Inc.	15,900	34,026
* #	DSW, Inc.	2,000	25,860
*	Duckwall-ALCO Stores, Inc.	700	9,023
	Educational Development Corp.	2,100	8,778
*	Emerson Radio Corp.	16,040	9,303
*	Entravision Communications Corp.	38,700	73,143
#	Escalade, Inc.	600	816
*	Expedia, Inc.	109,511	1,041,450
*	Famous Dave’s of America, Inc.	200	838
	Finish Line, Inc. Class A	110,609	1,058,528
	Fisher Communications, Inc.	8,231	303,724
*	Flanigan’s Enterprises, Inc.	865	3,892
	Flexsteel Industries, Inc.	1,719	13,975
	Foot Locker, Inc.	211,064	3,085,756

2

* #	Ford Motor Co.	3,834,761	8,398,127
	Fortune Brands, Inc.	78,326	2,987,354
* #	Franklin Covey Co.	10,916	55,672
*	Franklin Electronic Publishers, Inc.	15,050	19,189
#	Fred’s, Inc.	60,080	735,980
	Frisch’s Restaurants, Inc.	600	10,260
*	Fuel Systems Solutions, Inc.	1,973	56,132
#	Furniture Brands International, Inc.	71,463	406,624
*	GameTech International, Inc.	16,810	39,672
* #	Gander Mountain Co.	43,992	89,304
#	Gannett Co., Inc.	53,822	592,042
* #	Gaylord Entertainment Co.	28,382	607,659
* #	G-III Apparel Group, Ltd.	24,200	334,202
*	Goodyear Tire & Rubber Co.	152,323	1,358,721
#	Gray Television, Inc.	21,091	10,545
*	Great Wolf Resorts, Inc.	1,800	3,402
#	Group 1 Automotive, Inc.	41,700	419,085
* #	Harris Interactive, Inc.	43,601	50,577
*	Hartmarx Corp.	1,893	1,117
*	Hastings Entertainment, Inc.	1,572	7,121
	Haverty Furniture Co., Inc.	36,299	357,182
*	Hawk Corp.	600	8,670
*	Hayes Lemmerz International, Inc.	8,881	11,812
	Hearst-Argyle Television, Inc.	90,553	1,356,484
*	Heelys, Inc.	22,220	77,992
* #	Helen of Troy, Ltd.	64,389	1,158,358
*	Hollywood Media Corp.	30,308	58,191
*	Hot Topic, Inc.	12,657	82,017
* #	Hovnanian Enterprises, Inc. Class A	97,900	419,991
*	HSN, Inc.	68,956	424,079
* #	Iconix Brand Group, Inc.	9,157	99,720
*	ILX Resorts, Inc.	900	1,116
*	Interstate Hotels & Resorts, Inc.	52,424	51,376
*	Interval Leisure Group, Inc.	68,956	500,621
	J. Alexander’s Corp.	9,296	45,086
	J.C. Penney Co., Inc.	232,990	5,573,121
* #	JAKKS Pacific, Inc.	18,275	408,812
* #	Jarden Corp.	105,350	1,875,230
* #	Jo-Ann Stores, Inc.	47,950	918,722
	Johnson Outdoors, Inc.	12,128	101,390
	Jones Apparel Group, Inc.	42,015	466,787
	Journal Communications, Inc. Class A	17,629	44,072
#	KB HOME	116,206	1,939,478
	Kenneth Cole Productions, Inc. Class A	7,474	99,255
	Kimball International, Inc. Class B	28,687	213,718
#	K-Swiss, Inc. Class A	23,908	361,728
	LaCrosse Footwear, Inc.	495	7,078
*	Lakeland Industries, Inc.	11,757	116,747
* #	Lakes Entertainment, Inc.	8,221	35,350
#	Landry’s Restaurants, Inc.	25,100	315,005
*	Lazare Kaplan International, Inc.	13,180	94,896
#	La-Z-Boy, Inc.	48,700	281,486
*	LeapFrog Enterprises, Inc.	100	675
*	Lear Corp.	47,300	95,073
#	Lee Enterprises, Inc.	27,711	69,277

3

#	Leggett & Platt, Inc.	236,744	4,109,876
*	Liberty Media Corp. - Entertainment Class A	668,364	10,760,660
*	Liberty Media Corp. - Entertainment Class B	16,688	254,492
*	Liberty Media Holding Corp. Capital Class A	217,289	1,479,738
*	Liberty Media Holding Corp. Capital Class B	6,066	45,252
*	Liberty Media Holding Corp. Interactive Class A	883,163	4,309,835
* #	Liberty Media Holding Corp. Interactive Class B	35,506	172,559
#	Lifetime Brands, Inc.	11,058	54,184
*	LIN TV Corp.	28,200	48,222
	Lithia Motors, Inc. Class A	249	1,021
* #	Live Nation, Inc.	130,962	1,473,322
*	Lodgian, Inc.	21,628	110,303
*	Luby’s, Inc.	48,862	236,492
#	M/I Homes, Inc.	30,930	420,957
*	Mace Security International, Inc.	8,131	7,074
	Macy’s, Inc.	372,300	4,575,567
* #	MarineMax, Inc.	1,200	2,784
*	McCormick & Schmick’s Seafood Restaurants, Inc.	14,412	70,475
	MDC Holdings, Inc.	58,234	1,958,409
*	Meade Instruments Corp.	4,151	706
* #	Meritage Homes Corp.	61,660	846,592
	Modine Manufacturing Co.	42,200	312,280
* #	Mohawk Industries, Inc.	98,740	4,777,041
	Monro Muffler Brake, Inc.	1,919	41,316
*	Morton’s Restaurant Group, Inc.	17,295	59,841
*	Mothers Work, Inc.	11,618	102,006
#	Movado Group, Inc.	31,700	482,157
*	MTR Gaming Group, Inc.	35,575	95,341
* #	Multimedia Games, Inc.	34,788	105,060
#	Nautilus Group, Inc.	51,000	124,440
*	Navarre Corp.	79	73
	New Frontier Media, Inc.	22,735	43,651
* #	New Motion, Inc.	7,832	13,941
*	New York & Co., Inc.	33,100	93,342
#	News Corp. Class A	1,550	16,492
* #	Office Depot, Inc.	233,937	842,173
#	OfficeMax, Inc.	51,600	415,380
#	Orleans Homebuilders, Inc.	21,971	67,451
	O’Charleys, Inc.	28,308	212,310
* #	Outdoor Channel Holdings, Inc.	49,315	394,520
	Oxford Industries, Inc.	35,285	475,289
* #	Palm Harbor Homes, Inc.	1,200	10,320
*	PC Mall, Inc.	6,308	28,260
#	Penske Automotive Group, Inc.	161,280	1,320,883
*	Perry Ellis International, Inc.	31,523	308,610
*	Phoenix Footwear Group, Inc.	8,300	3,361
* #	Pinnacle Entertainment, Inc.	9,100	50,960
* #	Playboy Enterprises, Inc. Class B	45,100	111,397
*	Pomeroy IT Solutions, Inc.	10,282	26,733
*	Proliance International, Inc.	4,966	2,980
*	QEP Co., Inc.	5,300	18,921
* #	Quiksilver, Inc.	137,900	357,161
*	Rainmaker Systems, Inc.	15,054	18,817
* #	RC2 Corp.	6,900	87,630
*	Red Lion Hotels Corp.	28,076	77,771

4

*	Regent Communications, Inc.	7,837	2,273
#	Regis Corp.	73,400	907,958
* #	Rent-A-Center, Inc.	40,770	595,242
*	Retail Ventures, Inc.	65,700	135,342
*	Rex Stores Corp.	4,050	35,964
* #	Rocky Brands, Inc.	6,664	27,656
#	Royal Caribbean Cruises, Ltd.	322,500	4,373,100
	Ruby Tuesday, Inc.	8,900	21,449
#	Russ Berrie & Co., Inc.	15,100	40,770
#	Ryland Group, Inc.	16,800	315,672
*	Saga Communications, Inc. Class A	26,080	139,528
	Salem Communications Corp.	16,481	17,305
#	Sauer-Danfoss, Inc.	6,000	61,500
	Scholastic Corp.	38,300	711,231
* #	Sears Holdings Corp.	110,430	6,376,228
	Service Corp. International	207,451	1,431,412
	Shiloh Industries, Inc.	25,710	128,807
*	Shoe Carnival, Inc.	26,682	373,815
	Sinclair Broadcast Group, Inc. Class A	103,923	335,671
*	Skechers U.S.A., Inc. Class A	23,700	321,846
	Skyline Corp.	5,323	115,083
#	Snap-On, Inc.	18,575	686,346
#	Sonic Automotive, Inc.	48,400	248,292
* #	Source Interlink Companies, Inc.	4,817	1,782
*	Spanish Broadcasting System, Inc.	17,195	3,955
#	Speedway Motorsports, Inc.	74,817	1,193,331
*	Sport Chalet, Inc. Class A	15,382	24,150
*	Sport Chalet, Inc. Class B	500	950
#	Sport Supply Group, Inc.	3,633	29,173
#	Stage Stores, Inc.	60,550	466,840
	Standard Motor Products, Inc.	23,500	98,935
#	Standard Pacific Corp.	133,900	381,615
	Stanley Furniture, Inc.	11,599	114,134
*	Steinway Musical Instruments, Inc.	8,617	191,814
#	Stewart Enterprises, Inc.	25,202	130,294
* #	Stoneridge, Inc.	23,350	132,861
	Strattec Security Corp.	5,656	121,378
#	Superior Industries International, Inc.	38,900	556,270
	Superior Uniform Group, Inc.	9,178	91,688
* #	Syms Corp.	6,000	63,000
#	Systemax, Inc.	29,000	410,640
#	Tandy Brand Accessories, Inc.	10,432	25,141
*	Tandy Leather Factory, Inc.	200	460
*	Tarragon Corp.	236	31
	The Marcus Corp.	17,610	247,068
	The Men’s Wearhouse, Inc.	1,500	22,935
#	The Pep Boys - Manny, Moe & Jack	81,600	393,312
* #	The Steak n Shake Co.	600	3,090
*	Ticketmaster	44,432	430,102
	Time Warner, Inc.	5,159,956	52,063,956
*	Toll Brothers, Inc.	257,599	5,955,689
*	Trans World Entertainment Corp.	35,365	84,876
*	TRW Automotive Holdings Corp.	168,375	1,064,130
*	Tuesday Morning Corp.	32,332	72,424
	Tyco Electronics, Ltd.	600,698	11,677,569

5

* #	Unifi, Inc.	172,580	828,384
#	Unifirst Corp.	18,900	616,707
* #	Valassis Communications, Inc.	48,600	215,784
*	ValueVision Media, Inc. Class A	47,100	32,499
	Virco Manufacturing Corp.	12,501	34,253
* #	Warnaco Group, Inc.	24,108	718,659
	Washington Post Co.	14,654	6,254,327
* #	West Marine, Inc.	3,600	22,788
	Whirlpool Corp.	86,201	4,021,277
*	WPT Enterprises, Inc.	3,937	1,496
	Wyndham Worldwide Corp.	244,516	2,002,586
	Xerium Technologies, Inc.	43,860	170,615
* #	Zale Corp.	75,640	1,290,418
Total Consumer Discretionary			295,622,881

Consumer Staples — (5.0%)
	American Italian Pasta Co.	651	8,300
	Archer-Daniels-Midland Co.	457,265	9,479,103
*	Bridgford Foods Corp.	100	400
* #	Cagle’s, Inc. Class A	600	1,980
#	Cal-Maine Foods, Inc.	27,317	802,847
* #	Caribou Coffee Co.	3,840	6,835
*	Central Garden & Pet Co.	48,200	162,916
*	Central Garden & Pet Co. Class A	110,693	352,004
#	Chiquita Brands International, Inc.	48,500	662,025
	Coca-Cola Bottling Co.	6,321	279,262
	Coca-Cola Enterprises, Inc.	722,040	7,256,502
* #	Collective Brands, Inc.	45,200	578,108
*	Constellation Brands, Inc. Class A	133,054	1,668,497
* #	Constellation Brands, Inc. Class B	12,715	159,446
	Corn Products International, Inc.	93,300	2,269,056
* #	Craft Brewers Alliance, Inc.	11,301	31,530
#	CVS Caremark Corp.	726,214	22,258,459
	Del Monte Foods Co.	359,370	2,267,625
#	Farmer Brothers Co.	34,214	821,136
	Griffin Land & Nurseries, Inc. Class A	1,500	46,005
* #	Hain Celestial Group, Inc.	32,559	756,671
#	Imperial Sugar Co.	8,419	99,681
	Ingles Market, Inc. Class A	2,038	38,029
#	J.M. Smucker Co.	92,382	4,116,542
	Kraft Foods, Inc.	1,178,778	34,349,591
#	MGP Ingredients, Inc.	40,300	61,256
	Molson Coors Brewing Co.	246,248	9,199,825
#	Molson Coors Brewing Co. Class A	1,908	70,596
*	Monterey Pasta Co.	15,479	24,457
#	Nash-Finch Co.	20,900	824,087
	Oil-Dri Corp. of America	3,066	50,742
*	Omega Protein Corp.	35,725	263,650
*	Orchids Paper Products Co.	700	4,865
* #	Parlux Fragrances, Inc.	48,809	157,653
	PepsiAmericas, Inc.	52,095	986,158
#	Pilgrim’s Pride Corp.	98,100	107,910
* #	Prestige Brands Holdings, Inc.	101,900	704,129
#	Reynolds American, Inc.	137,000	6,707,520
#	Sanderson Farms, Inc.	9,200	287,224

6

* #	Sanfilippo (John B.) & Son, Inc.	9,100	65,611
#	Seaboard Corp.	2,041	2,734,940
*	Seneca Foods Corp. Class B	300	5,356
* #	Smart Balance, Inc.	600	4,296
* #	Smithfield Foods, Inc.	226,973	2,387,756
* #	Spectrum Brands, Inc.	67,400	49,202
	SUPERVALU, Inc.	339,545	4,835,121
	Tasty Baking Co.	2,699	11,822
* #	TreeHouse Foods, Inc.	53,970	1,633,132
#	Tyson Foods, Inc. Class A	405,030	3,539,962
	Weis Markets, Inc.	32,063	1,040,124
*	Winn-Dixie Stores, Inc.	92,300	1,386,346
*	Zapata Corp.	3,064	19,150
Total Consumer Staples			125,635,440

Energy — (13.5%)
	Adams Resources & Energy, Inc.	6,958	129,419
*	Allis-Chalmers Energy, Inc.	73,600	497,536
	Anadarko Petroleum Corp.	845,068	29,830,900
	Apache Corp.	403,946	33,256,874
*	Aventine Renewable Energy Holdings, Inc.	400	780
	Barnwell Industries, Inc.	5,190	33,216
* #	Basic Energy Services, Inc.	79,746	1,090,925
*	Bill Barret Corp.	1,140	23,256
*	Brigham Exploration Co.	97,094	761,217
* #	Bristow Group, Inc.	38,200	946,214
*	Bronco Drilling Co., Inc.	40,781	314,829
#	Cabot Oil & Gas Corp.	3,300	92,631
*	Callon Petroleum Co.	21,700	223,944
	Chesapeake Energy Corp.	618,000	13,577,460
	Cimarex Energy Co.	127,200	5,146,512
*	Clayton Williams Energy, Inc.	18,190	880,942
*	Complete Production Services, Inc.	95,200	1,179,528
* #	Comstock Resources, Inc.	27,444	1,356,282
	ConocoPhillips	1,671,850	86,969,637
* #	Delta Petroleum Corp.	8,728	82,043
	Devon Energy Corp.	498,108	40,277,013
* #	Edge Petroleum Corp.	14,709	8,678
*	Encore Acquisition Co.	65,400	2,037,210
* #	Endeavour International Corp.	56,417	42,313
*	Energy Partners, Ltd.	8,200	35,424
#	ENSCO International, Inc.	48,547	1,845,271
	EOG Resources, Inc.	20,900	1,691,228
* #	EXCO Resources, Inc.	162,510	1,493,467
* #	Exterran Holdings, Inc.	26,789	600,341
* #	Forest Oil Corp.	112,481	3,285,570
*	Geokinetics, Inc.	12,504	71,273
* #	Geomet, Inc.	65,104	192,057
* #	Grey Wolf, Inc.	245,898	1,578,665
*	Gulfmark Offshore, Inc.	17,147	634,439
* #	Harvest Natural Resources, Inc.	28,700	243,663
* #	Helix Energy Solutions Group, Inc.	3,100	32,736
	Helmerich & Payne, Inc.	64,234	2,203,869
*	Hercules Offshore, Inc.	92,800	676,512
#	Hess Corp.	198,137	11,929,829

7

*	HKN, Inc.	19,023	99,300
*	Hornbeck Offshore Services, Inc.	9,800	233,240
	Marathon Oil Corp.	845,923	24,616,359
* #	Mariner Energy, Inc.	150,441	2,164,846
#	Massey Energy Co.	33,400	771,206
*	Meridian Resource Corp.	154,985	184,432
*	Natural Gas Services Group	15,260	202,195
*	Newfield Exploration Co.	221,665	5,093,862
* #	Newpark Resources, Inc.	130,700	751,525
	Noble Energy, Inc.	177,500	9,198,050
*	Oil States International, Inc.	39,000	902,070
* #	OMNI Energy Services Corp.	17,800	40,050
	Overseas Shipholding Group, Inc.	52,000	1,954,160
* #	Parker Drilling Co.	87,100	445,952
	Patterson-UTI Energy, Inc.	111,625	1,481,264
*	Petrohawk Energy Corp.	182,762	3,463,340
*	Petroleum Development Corp.	16,500	341,715
*	PHI, Inc. Non-Voting	24,417	512,269
* #	PHI, Inc. Voting	200	4,660
* #	Pioneer Drilling Co.	83,080	643,039
	Pioneer Natural Resources Co.	164,693	4,583,406
* #	Plains Exploration & Production Co.	162,830	4,591,806
*	Pride International, Inc.	30,126	566,068
* #	Quest Resource Corp.	14,737	6,263
#	Rowan Companies, Inc.	44,876	814,051
* #	SEACOR Holdings, Inc.	38,153	2,562,737
* #	Stone Energy Corp.	51,287	1,556,048
*	Swift Energy Corp.	48,099	1,543,016
#	Tesoro Petroleum Corp.	54,600	527,982
* #	Toreador Resources Corp.	13,050	96,570
* #	Trico Marine Services, Inc.	41,694	375,246
*	Union Drilling, Inc.	34,327	188,112
*	Unit Corp.	57,000	2,139,780
#	USEC, Inc.	56,800	234,584
	Valero Energy Corp.	738,360	15,195,449
* #	VeraSun Energy Corp.	158,300	80,733
#	W&T Offshore, Inc.	65,800	1,261,386
*	Whiting Petroleum Corp.	70,255	3,652,557
#	World Fuel Services Corp.	14,011	300,256
Total Energy			338,653,287

Financials — (28.3%)
	1st Source Corp.	51,101	1,096,627
	21st Century Holding Co.	21,667	117,435
	Abigail Adams National Bancorp, Inc.	900	3,600
	Abington Bancorp, Inc.	49,812	515,554
	Access National Corp.	600	3,507
	Advanta Corp. Class A	28,983	68,690
#	Advanta Corp. Class B	63,916	288,900
	Affirmative Insurance Holdings, Inc.	7,456	8,873
* #	Allegheny Corp.	15,148	4,271,736
	Alliance Bancorp, Inc. of Pennsylvania	700	5,600
	Allstate Corp.	739,900	19,525,961
* #	AmComp, Inc.	8,043	97,642
#	Amcore Financial, Inc.	36,434	169,418

8

	American Bancorp of New Jersey, Inc.	22,486	202,374
#	American Capital, Ltd.	319,685	4,491,574
	American Equity Investment Life Holding Co.	88,700	400,924
	American Financial Group, Inc.	206,800	4,700,564
*	American Independence Corp.	866	2,988
	American National Insurance Co.	48,061	3,281,605
	American Physicians Capital, Inc.	4,950	202,504
#	American West Bancorporation	30,946	37,445
* #	AmeriCredit Corp.	151,900	890,134
	Ameriprise Financial, Inc.	136,412	2,946,499
	Ameris Bancorp	36,345	401,249
*	Amerisafe, Inc.	39,216	676,084
* #	AmeriServe Financial, Inc.	33,134	81,510
#	Anchor Bancorp Wisconsin, Inc.	31,539	179,772
* #	Appalachian Bancshares, Inc.	1,797	8,931
#	Asset Acceptance Capital Corp.	12,421	100,734
	Associated Banc-Corp.	21,861	482,254
	Atlantic Coast Federal Corp.	3,455	22,492
#	Atlantic Southern Financial Group, Inc.	1,000	11,000
* #	B of I Holding, Inc.	12,754	58,668
	Baldwin & Lyons, Inc. Class A	300	4,800
	Baldwin & Lyons, Inc. Class B	8,413	153,032
	Bancorp Rhode Island, Inc.	1,300	31,486
#	BancorpSouth, Inc.	35,800	868,866
#	BancTrust Financial Group, Inc.	14,204	176,982
	Bank Mutual Corp.	94,800	1,093,044
	Bank of America Corp.	2,475,676	59,837,089
* #	Bank of Florida Corp.	21,114	128,795
	Bank of Granite Corp.	32,753	126,099
#	BankAtlantic Bancorp, Inc.	2,860	17,646
#	BankFinancial Corp.	46,664	568,834
#	BankUnited Financial Corp. Class A	225	105
	Banner Corp.	666	8,505
	Bar Harbor Bankshares	2,200	59,290
#	BB&T Corp.	165,800	5,943,930
* #	Beach First National Bancshares, Inc.	7,596	39,195
	Benjamin Franklin Bancorp, Inc.	5,074	65,911
	Berkshire Hills Bancorp, Inc.	25,284	658,143
#	Beverly Hills Bancorp, Inc.	26,339	19,227
#	BlackRock, Inc.	10,920	1,434,233
*	BNCCORP, Inc.	494	3,087
	Brookline Bancorp, Inc.	77,125	902,362
#	Cadence Financial Corp.	27,281	204,607
	Camden National Corp.	637	18,632
#	Capital City Bank Group, Inc.	14,054	393,512
#	Capital Corp. of the West	9,068	20,856
#	Capital One Financial Corp.	617,854	24,170,448
	Capital Southwest Corp.	8,539	870,978
#	CapitalSouth Bancorp	100	188
#	Capitol Bancorp, Ltd.	35,999	368,630
	Cardinal Financial Corp.	63,270	394,805
	Carver Bancorp, Inc.	600	4,044
	Cascade Financial Corp.	9,977	69,340
#	Cathay General Bancorp	68,257	1,670,931
	Center Bancorp, Inc.	837	8,537

9

	Center Financial Corp.	40,876	421,023
#	Centerstate Banks of Florida, Inc.	400	7,000
*	Central Jersey Bancorp	7,049	48,215
	Central Pacific Financial Corp.	14,800	230,880
	Centrue Financial Corp.	1,000	10,880
	Century Bancorp, Inc. Class A	1,206	19,899
	CFS Bancorp, Inc.	14,248	115,409
#	Chemical Financial Corp.	34,775	913,539
*	Chicopee Bancorp, Inc.	1,000	12,300
	Chubb Corp.	390,477	20,234,518
	Cincinnati Financial Corp.	230,743	5,997,011
	Citigroup, Inc.	260,500	3,555,825
	Citizens Community Bancorp, Inc.	10,355	61,198
	Citizens Holding Co.	300	5,748
#	Citizens Republic Bancorp, Inc.	6,639	19,585
	Citizens South Banking Corp.	1,842	12,433
#	City National Corp.	73,100	3,913,043
	CNA Financial Corp.	381,500	5,936,140
* #	CNA Surety Corp.	59,978	830,695
	Codorus Valley Bancorp, Inc.	315	3,196
#	Colony Bankcorp, Inc.	300	2,625
#	Columbia Banking System, Inc.	39,247	624,812
	Comerica, Inc.	181,422	5,005,433
	Commonwealth Bankshares, Inc.	1,300	12,935
* #	Community Bancorp	2,900	9,338
#	Community Bank System, Inc.	31,500	785,925
#	Community Trust Bancorp, Inc.	26,863	896,687
#	Community West Bancshares	400	1,500
* #	CompuCredit Corp.	51,918	133,948
*	Conseco, Inc.	246,095	457,737
*	Consumer Portfolio Services, Inc.	19,578	21,144
* #	Core-Mark Holding Co., Inc.	22,071	436,344
#	Corus Bankshares, Inc.	10,197	22,433
*	Cowen Group, Inc.	2,400	16,968
	Crawford & Co. Class A	1,200	9,252
*	Crescent Financial Corp.	18,540	99,189
*	Dearborn Bancorp, Inc.	7,013	21,249
	Delphi Financial Group, Inc. Class A	72,650	1,144,237
	Discover Financial Services	719,953	8,819,424
	Donegal Group, Inc. Class A	40,892	669,811
	Donegal Group, Inc. Class B	300	4,905
* #	E*TRADE Financial Corp.	123,406	224,599
#	East West Bancorp, Inc.	29,363	509,448
	Eastern Insurance Holdings, Inc.	22,090	207,425
	Eastern Virginia Bankshares, Inc.	300	3,147
#	EMC Insurance Group, Inc.	24,800	606,608
*	Encore Bancshares, Inc.	2,700	45,063
* #	Encore Capital Group, Inc.	37,672	352,610
	Enterprise Bancorp, Inc.	600	7,728
#	Enterprise Financial Services Corp.	17,061	316,482
	ESB Financial Corp.	1,000	10,400
#	ESSA Bancorp, Inc.	21,670	300,346
	Evans Bancorp, Inc.	400	6,720
#	F.N.B. Corp.	28,392	371,935
#	Farmers Capital Bank Corp.	1,900	37,582

10

	FBL Financial Group, Inc. Class A	49,686	867,518
#	Federal Agriculture Mortgage Corp. Class A	277	831
#	Federal Agriculture Mortgage Corp. Class C	13,100	75,980
	Fidelity Bancorp, Inc.	400	4,160
	Fidelity National Financial, Inc.	315,427	2,841,997
#	Fidelity Southern Corp.	6,266	21,618
#	Fifth Third Bancorp	1,011,926	10,979,397
#	Financial Federal Corp.	26,141	605,164
#	Financial Institutions, Inc.	5,250	85,102
* #	First Acceptance Corp.	24,600	75,030
	First American Corp.	155,240	3,168,448
#	First Bancorp	12,931	226,292
#	First Bancorp, Inc.	870	15,660
	First Bancshares, Inc. (318687100)	400	6,220
	First Bancshares, Inc. (318916103)	300	4,360
#	First Busey Corp.	62,149	1,158,457
#	First Business Financial Services, Inc.	300	5,094
	First Citizens BancShares, Inc.	18,938	2,895,999
#	First Commonwealth Financial Corp.	104,690	1,157,871
#	First Community Bancshares, Inc.	2,977	93,180
	First Defiance Financial Corp.	10,977	110,319
#	First Federal Bancshares of Arkansas, Inc.	1,300	11,336
	First Federal of Northern Michigan Bancorp, Inc.	1,100	3,025
#	First Financial Bancorp	56,678	762,319
#	First Financial Corp.	27,466	1,161,262
#	First Financial Holdings, Inc.	2,652	57,548
	First Financial Service Corp.	900	16,335
	First M&F Corp.	300	2,853
#	First Merchants Corp.	31,341	689,815
*	First Mercury Financial Corp.	27,414	295,797
#	First Niagara Financial Group, Inc.	191,382	3,018,094
	First PacTrust Bancorp, Inc.	900	9,180
	First Place Financial Corp.	24,803	170,397
* #	First Regional Bancorp	16,621	91,415
	First Security Group, Inc.	10,832	81,132
	First United Corp.	600	10,452
	Firstbank Corp.	210	1,928
* #	FirstCity Financial Corp.	705	2,291
#	Flagstar Bancorp, Inc.	33,000	62,700
#	Flushing Financial Corp.	37,796	587,728
	FNB United Corp.	21,631	139,087
* #	FPIC Insurance Group, Inc.	10,600	474,456
#	Fulton Financial Corp.	165,453	1,737,256
#	Gateway Financial Holdings, Inc.	23,241	126,431
	Genworth Financial, Inc.	705,238	3,413,352
	German American Bancorp, Inc.	16,936	193,070
*	Golfsmith International Holdings, Inc.	531	504
#	Great Southern Bancorp, Inc.	500	5,325
#	Greene Bancshares, Inc.	3,500	69,125
	GS Financial Corp.	400	6,196
* #	Guaranty Bancorp	113,605	483,957
	Guaranty Federal Bancshares, Inc.	1,684	14,415
* #	Guaranty Financial Group, Inc.	3,334	6,768
*	Hallmark Financial Services, Inc.	20,100	130,650
#	Hancock Holding Co.	1,500	66,240

11

#	Hanmi Financial Corp.	6,300	25,200
	Hanover Insurance Group, Inc.	96,080	3,771,140
	Harleysville Group, Inc.	36,500	1,152,670
#	Harleysville National Corp.	66,217	918,430
	Harrington West Financial Group, Inc.	400	1,520
* #	Harris & Harris Group, Inc.	57,901	289,505
	Hartford Financial Services Group, Inc.	358,609	3,700,845
	HCC Insurance Holdings, Inc.	166,823	3,680,115
#	Heartland Financial USA, Inc.	13,489	320,364
	Heritage Commerce Corp.	37,423	484,254
	Heritage Financial Corp.	11,918	145,519
	HF Financial Corp.	400	5,492
*	Hilltop Holdings, Inc.	9,727	91,434
	Hingham Institution for Savings	500	14,450
	HMN Financial, Inc.	4,096	36,864
	Home Bancshares, Inc.	29,170	759,587
	Home Federal Bancorp, Inc.	20,386	236,274
	HopFed Bancorp, Inc.	1,719	18,600
	Horace Mann Educators Corp.	68,828	547,871
	Horizon Bancorp	300	5,190
#	Horizon Financial Corp.	17,341	104,219
	Hudson City Bancorp, Inc.	672,553	12,650,722
#	Huntington Bancshares, Inc.	94,200	890,190
	IBERIABANK Corp.	21,918	1,116,503
	Imperial Capital Bancorp, Inc.	359	1,852
#	Independence Holding Co.	25,070	163,707
#	Independent Bank Corp. (MA)	21,300	612,801
#	Independent Bank Corp. (MI)	42,610	156,379
	Infinity Property & Casualty Corp.	32,000	1,274,240
#	Integra Bank Corp.	37,375	225,371
	Intervest Bancshares Corp.	1,136	6,793
	Investors Title Co.	1,100	41,756
#	Irwin Financial Corp.	380	836
	JPMorgan Chase & Co.	2,667,818	110,047,492
	Kentucky First Federal Bancorp	3,200	30,432
#	KeyCorp	497,441	6,083,703
#	K-Fed Bancorp	107	900
*	Knight Capital Group, Inc.	76,607	1,107,737
* #	LaBranche & Co., Inc.	2,500	15,575
	Lakeland Bancorp, Inc.	43,159	475,612
	LandAmerica Financial Group, Inc.	11,300	111,305
	Landmark Bancorp, Inc.	1,470	30,870
	Legacy Bancorp, Inc.	22,879	298,342
#	Legg Mason, Inc.	145,493	3,228,490
#	Leucadia National Corp.	244,200	6,554,328
	Lincoln National Corp.	464,693	8,011,307
#	LNB Bancorp, Inc.	12,489	86,923
	Loews Corp.	759,497	25,222,895
	LSB Corp.	800	8,440
#	M&T Bank Corp.	103,167	8,366,844
#	Macatawa Bank Corp.	33,567	168,171
#	MainSource Financial Group, Inc.	40,061	715,489
*	Marlin Business Services, Inc.	100	396
	Marshall & Ilsley Corp.	319,280	5,756,618
	MB Financial, Inc.	59,049	1,754,346

12

#	MBT Financial Corp.	21,613	94,881
	Meadowbrook Insurance Group, Inc.	113,375	597,486
	Medallion Financial Corp.	26,860	217,297
#	Mercantile Bancorp, Inc.	400	5,700
	Mercantile Bank Corp.	716	6,938
	Mercer Insurance Group, Inc.	14,397	188,817
* #	Meridian Interstate Bancorp, Inc.	1,700	16,490
	Merrill Lynch & Co., Inc.	108,016	2,008,017
	Meta Financial Group, Inc.	1,601	16,730
	MetLife, Inc.	1,059,505	35,196,756
	MetroCorp Bancshares, Inc.	2,600	28,756
	MicroFinancial, Inc.	4,100	12,300
#	Midwest Banc Holdings, Inc.	50,922	153,275
	Morgan Stanley	567,849	9,920,322
	MutualFirst Financial, Inc.	2,300	20,125
#	Nara Bancorp, Inc.	40,685	447,535
#	National Penn Bancshares, Inc.	139,707	2,366,637
	National Western Life Insurance Co. Class A	900	169,902
#	Nationwide Financial Services, Inc.	76,100	3,600,291
* #	Navigators Group, Inc.	8,200	414,182
	Nelnet, Inc. Class A	36,200	529,606
* #	New Century Bancorp, Inc.	600	3,450
	New Hampshire Thrift Bancshares, Inc.	2,300	21,160
	New Westfield Financial, Inc.	41,439	428,894
	New York Community Bancorp, Inc.	309,198	4,842,041
#	NewAlliance Bancshares, Inc.	185,060	2,553,828
	NewBridge Bancorp	5,501	20,739
*	Newport Bancorp, Inc.	700	8,050
* #	NewStar Financial, Inc.	1,000	5,410
* #	NexCen Brands, Inc.	240	20
*	Nexity Financial Corp.	5,159	7,739
	Northeast Community Bancorp, Inc.	18,337	142,020
	Northrim Bancorp, Inc.	6,315	83,295
#	NYMAGIC, Inc.	13,520	235,924
	OceanFirst Financial Corp.	12,175	201,983
	Odyssey Re Holdings Corp.	126,009	4,969,795
#	Old National Bancorp	65,900	1,248,146
	Old Republic International Corp.	407,212	3,750,423
	Osage Bancshares, Inc.	600	4,770
#	PAB Bankshares, Inc.	306	1,882
#	Pacific Capital Bancorp	75,280	1,478,499
#	Pacific Continental Corp.	4,430	63,128
	Pacific Mercantile Bancorp	15,114	63,479
*	Pacific Premier Bancorp, Inc.	300	1,200
#	PacWest Bancorp	1,100	27,489
	Pamrapo Bancorp, Inc.	2,200	18,656
#	Park National Corp.	19,846	1,443,797
	Parkvale Financial Corp.	500	7,490
	Patriot National Bancorp	400	4,684
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	3,131	93,147
* #	Penson Worldwide, Inc.	32,500	232,050
	Peoples Bancorp of North Carolina	300	3,030
	Peoples Bancorp, Inc.	21,610	413,832
*	PICO Holdings, Inc.	32,451	812,573

13

* #	Pinnacle Financial Partners, Inc.	38,859	1,137,014
* #	Piper Jaffray Companies, Inc.	3,100	122,295
*	PMA Capital Corp. Class A	38,757	179,057
#	PMI Group, Inc.	20,600	51,294
	Porter Bancorp, Inc.	1,575	29,122
	Preferred Bank	2,500	17,475
	Premier Financial Bancorp, Inc.	900	7,875
#	Presidential Life Corp.	23,958	224,726
	Princeton National Bancorp, Inc.	1,100	26,648
	Principal Financial Group, Inc.	13,157	249,851
*	ProAssurance Corp.	40,933	2,249,268
#	Prosperity Bancshares, Inc.	75,055	2,492,577
	Protective Life Corp.	125,973	1,051,875
	Provident Financial Holdings, Inc.	8,407	48,340
	Provident Financial Services, Inc.	68,965	1,011,027
	Provident New York Bancorp	84,300	1,014,972
	Prudential Financial, Inc.	463,538	13,906,140
#	Pulaski Financial Corp.	9,672	77,376
	Rainier Pacific Financial Group, Inc.	15,619	70,286
#	Regions Financial Corp.	6,101	67,660
* #	Reinsurance Group of America, Inc. Class A	97,140	3,627,208
*	Reinsurance Group of America, Inc. Class B	131,688	4,877,724
#	Renasant Corp.	44,612	935,068
#	Republic Bancorp, Inc. Class A	1,900	43,738
*	Republic First Bancorp, Inc.	7,511	60,088
	Resource America, Inc.	22,388	128,731
*	Rewards Network, Inc.	6,834	25,969
#	Riverview Bancorp, Inc.	14,671	70,127
	RLI Corp.	35,020	2,009,798
#	Rockville Financial, Inc.	14,403	187,383
	Rome Bancorp, Inc.	16,195	163,489
	Royal Bancshares of Pennsylvania, Inc. Class A	900	4,608
#	Safety Insurance Group, Inc.	29,335	1,114,437
	Sanders Morris Harris Group, Inc.	59,090	437,266
#	Sandy Spring Bancorp, Inc.	35,765	767,875
	SCBT Financial Corp.	2,860	96,925
*	Seabright Insurance Holdings	44,350	463,901
#	Seacoast Banking Corp. of Florida	18,176	161,403
#	Security Bank Corp.	21,068	41,715
#	Selective Insurance Group, Inc.	82,800	1,966,500
#	Shore Bancshares, Inc.	1,200	29,136
	SI Financial Group, Inc.	5,417	37,648
#	Simmons First National Corp. Class A	13,221	410,115
#	Somerset Hills Bancorp	4,111	34,944
#	South Financial Group, Inc.	308	1,789
*	Southcoast Financial Corp.	700	3,605
	Southern Community Financial Corp.	30,490	118,301
* #	Southern First Bancshares, Inc.	900	9,153
#	Southwest Bancorp, Inc.	30,600	443,088
* #	Sovereign Bancorp, Inc.	298,408	865,383
*	Specialty Underwriters’ Alliance, Inc.	2,510	8,735
	State Auto Financial Corp.	74,593	1,964,780
	StellarOne Corp.	14,774	251,158
	Sterling Bancshares, Inc.	29,924	238,195
#	Sterling Financial Corp.	6,509	55,261

14

#	Stewart Information Services Corp.	25,500	423,300
* #	Stratus Properties, Inc.	2,802	68,649
*	Sun American Bancorp	560	1,078
*	Sun Bancorp, Inc.	31,881	318,810
#	SunTrust Banks, Inc.	383,603	15,397,824
* #	Superior Bancorp	108	597
#	Susquehanna Bancshares, Inc.	153,978	2,385,119
* #	Susser Holdings Corp.	9,700	151,126
	SWS Group, Inc.	41,145	763,651
#	Synovus Financial Corp.	511,500	5,283,795
	Taylor Capital Group, Inc.	2,735	30,769
	Teche Holding Co.	600	18,000
#	Temecula Valley Bancorp, Inc.	2,718	9,377
* #	Texas Capital Bancshares, Inc.	40,316	719,641
	TF Financial Corp.	600	11,340
* #	The Bancorp, Inc.	9,634	36,031
* #	The NASDAQ OMX Group, Inc.	8,600	279,156
#	The Phoenix Companies, Inc.	88,600	573,242
	The Travelers Companies, Inc.	932,958	39,697,363
	The Wilber Corp.	600	4,656
* #	Thomas Weisel Partners Group, Inc.	7,655	43,021
#	TIB Financial Corp.	1,553	7,004
* #	Tidelands Bancshares, Inc.	400	1,928
#	Timberland Bancorp, Inc.	3,000	17,700
	Transatlantic Holdings, Inc.	91,903	3,938,044
*	Tree.com, Inc.	11,492	31,143
	TriCo Bancshares	2,200	47,388
#	Trustmark Corp.	56,645	1,162,355
#	UMB Financial Corp.	46,740	2,118,724
#	Umpqua Holdings Corp.	70,705	1,203,399
*	Unico American Corp.	1,900	13,395
	Union Bankshares Corp.	28,291	674,175
* #	United Capital Corp.	300	6,675
#	United Community Banks, Inc.	35,446	465,052
#	United Community Financial Corp.	62,591	293,552
	United Financial Bancorp, Inc.	36,681	513,534
#	United Fire & Casualty Co.	47,123	1,091,840
*	United PanAm Financial Corp.	14,353	25,118
	United Western Bancorp, Inc.	18,229	206,899
#	Unitrin, Inc.	104,046	2,184,966
	Unity Bancorp, Inc.	2,925	11,671
*	Universal American Corp.	46,291	409,675
	Univest Corp. of Pennsylvania	17,567	543,523
	Unum Group	545,000	8,583,750
	W. R. Berkley Corp.	206,690	5,429,746
	Wachovia Corp.	412,954	2,647,035
#	Washington Federal, Inc.	15,332	270,150
#	Webster Financial Corp.	51,670	957,962
#	Wesbanco, Inc.	41,466	1,127,046
	Wesco Financial Corp.	12,923	4,264,461
	West Bancorporation	22,100	276,250
#	West Coast Bancorp	3,775	32,918
* #	Western Alliance Bancorp	25,600	379,136
#	White Mountains Insurance Group, Ltd.	18,985	6,540,333
*	White River Capital, Inc.	300	3,758

15

#	Whitney Holding Corp.	111,205	2,112,895
	Willow Financial Bancorp, Inc.	28,055	242,676
#	Wilshire Bancorp, Inc.	17,744	195,716
#	Wintrust Financial Corp.	40,447	1,035,443
* #	WSB Financial Group, Inc.	754	679
	WSB Holdings, Inc.	100	398
#	Yadkin Valley Financial Corp.	14,330	213,374
	Zenith National Insurance Corp.	63,800	2,096,468
#	Zions Bancorporation	161,212	6,143,789
*	ZipRealty, Inc.	13,033	37,665
Total Financials			708,732,328

Health Care — (2.3%)
*	Adolor Corp.	6,302	19,851
* #	Advanced Medical Optics, Inc.	35,678	220,133
	Aetna, Inc.	95	2,363
*	Albany Molecular Research, Inc.	34,810	440,347
*	Allied Healthcare International, Inc.	57,915	83,977
*	Allied Healthcare Products, Inc.	1,000	4,275
*	Allion Healthcare, Inc.	27,600	119,508
	Alpharma, Inc. Class A	78,205	2,448,599
*	American Dental Partners, Inc.	21,149	184,631
*	AMICAS, Inc.	99,113	183,359
*	Anadys Pharmaceuticals, Inc.	4,584	10,039
* #	AngioDynamics, Inc.	48,717	613,834
*	Arqule, Inc.	2,100	5,796
*	Arrhythmia Research Technology, Inc.	1,200	3,372
*	Assisted Living Concepts, Inc.	74,765	371,582
* #	ATS Medical, Inc.	8,800	23,320
* #	Avigen, Inc.	4,409	2,645
*	BioScrip, Inc.	65,100	195,300
* #	Boston Scientific Corp.	17	154
#	Brookdale Senior Living, Inc.	112,800	972,336
* #	Caliper Life Sciences, Inc.	33,998	47,597
	Cambrex Corp.	20,000	90,000
*	Cantel Medical Corp.	30,908	296,717
*	Capital Senior Living Corp.	45,075	202,387
*	Cardiac Science Corp.	37,674	351,498
* #	Celera Corp.	66,920	756,865
* #	Community Health Systems, Inc.	151,474	3,105,217
* #	CONMED Corp.	49,672	1,301,406
*	Continucare Corp.	20,028	47,266
#	Cooper Companies, Inc.	77,156	1,271,531
*	Cross Country Healthcare, Inc.	36,400	412,048
*	Cutera, Inc.	5,552	47,248
	Daxor Corp.	1,100	16,830
* #	Digirad Corp.	37,779	31,734
* #	Dynacq Healthcare, Inc.	314	1,083
* #	ev3, Inc.	37,893	245,168
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	39,132
* #	Gentiva Health Services, Inc.	42,124	1,143,667
* #	Greatbatch, Inc.	47,900	1,041,825
* #	Hanger Orthopedic Group, Inc.	9,000	149,940
* #	HealthSpring, Inc.	86,917	1,435,869
*	HealthTronics, Inc.	59,194	114,836

16

#	Hill-Rom Holdings, Inc.	57,955	1,319,056
* #	Hi-Tech Pharmacal Co., Inc.	12,055	87,881
* #	Hologic, Inc.	44,000	538,560
*	Home Diagnostics, Inc.	16,023	139,560
	Hooper Holmes, Inc.	6,014	3,909
#	Invacare Corp.	49,400	898,586
* #	Inverness Medical Innovations, Inc.	3,400	65,110
* #	Iridex Corp.	4,807	10,960
	Kewaunee Scientific Corp.	1,631	14,761
* #	Kindred Healthcare, Inc.	43,700	633,213
*	King Pharmaceuticals, Inc.	426,520	3,749,111
*	Langer, Inc.	9,342	6,913
* #	Lannet Co., Inc.	8,400	23,940
* #	Lexicon Pharmaceuticals, Inc.	24,800	38,936
* #	LifePoint Hospitals, Inc.	82,208	1,970,526
*	Magyar Bancorp, Inc.	500	4,015
	Martek Biosciences Corp.	4,700	140,201
*	Maxygen, Inc.	267	1,119
*	MedCath Corp.	39,208	604,587
*	Medical Staffing Network Holdings, Inc.	29,839	12,831
* #	MediciNova, Inc.	300	680
*	Nabi Biopharmaceuticals	500	1,960
*	National Dentex Corp.	400	2,116
*	Novacea, Inc.	10,743	14,288
* #	NovaMed, Inc.	38,506	136,311
*	Nutraceutical International Corp.	25,992	237,827
* #	NxStage Medical, Inc.	22,100	89,726
	Omnicare, Inc.	202,170	5,573,827
* #	Orchid Cellmark, Inc.	289	341
*	Osteotech, Inc.	25,510	81,377
*	Par Pharmaceutical Cos, Inc.	46,800	468,000
*	PDI, Inc.	15,476	75,059
*	Pharmanet Development Group, Inc.	8,875	14,200
*	Prospect Medical Holdings, Inc.	14,274	34,258
*	Regeneration Technologies, Inc.	30,452	92,879
*	RehabCare Group, Inc.	27,481	470,750
* #	Res-Care, Inc.	32,560	501,750
* #	Spectrum Pharmaceuticals, Inc.	184	331
*	SRI/Surgical Express, Inc.	1,600	3,680
*	SunLink Health Systems, Inc.	500	1,110
* #	Symmetry Medical, Inc.	1,442	18,631
*	Synovis Life Technologies, Inc.	1,836	32,112
*	Theragenics Corp.	32,183	62,757
* #	Triple-S Management Corp.	8,500	86,785
* #	ViroPharma, Inc.	121,567	1,524,450
* #	Vital Images, Inc.	31,973	417,248
*	Watson Pharmaceuticals, Inc.	102,600	2,685,042
*	WellPoint, Inc.	424,020	16,481,657
	Young Innovations, Inc.	1,312	22,304
Total Health Care			57,450,516

Industrials — (10.2%)
*	A. T. Cross Co. Class A	18,431	97,684
	A.O. Smith Corp.	34,400	1,085,320
*	ACCO Brands Corp.	83,346	235,036

17

* #	Accuride Corp.	27,500	8,800
	Aceto Corp.	31,800	265,530
	Alamo Group, Inc.	20,383	256,418
* #	Alaska Air Group, Inc.	78,900	1,948,830
	Albany International Corp. Class A	28,323	412,383
	Alexander & Baldwin, Inc.	67,519	2,153,856
* #	Allied Defense Group, Inc.	17,161	124,417
*	Allied Waste Industries, Inc.	437,356	4,557,250
* #	Amerco, Inc.	31,616	1,430,940
	American Railcar Industries, Inc.	10,700	118,984
#	American Woodmark Corp.	4,852	89,956
	Ameron International Corp.	7,300	343,100
	Ampco-Pittsburgh Corp.	251	5,934
* #	AMR Corp.	2,200	22,462
* #	AMREP Corp.	1,419	42,726
	Applied Industrial Technologies, Inc.	53,325	1,076,632
	Applied Signal Technologies, Inc.	17,902	320,804
* #	Argon ST, Inc.	21,980	458,503
	Arkansas Best Corp.	38,800	1,132,572
* #	Arotech Corp.	20,120	12,877
*	Avis Budget Group, Inc.	53,950	88,478
* #	Axsys Technologies, Inc.	12,900	851,787
*	Baldwin Technology Co., Inc. Class A	17,977	35,594
	Barrett Business Services, Inc.	16,000	176,000
* #	Beacon Roofing Supply, Inc.	72,525	992,142
#	Belden, Inc.	46,850	976,354
#	BlueLinx Holdings, Inc.	56,806	152,808
	Bowne & Co., Inc.	19,714	153,572
#	Briggs & Stratton Corp.	31,661	498,977
* #	Builders FirstSource, Inc.	54,493	207,073
	Burlington Northern Santa Fe Corp.	398,500	35,490,410
#	C&D Technologies, Inc.	36,712	128,492
	CDI Corp.	29,909	388,817
*	Celadon Group, Inc.	39,349	420,641
	Champion Industries, Inc.	5,186	16,388
	Chicago Rivet & Machine Co.	300	4,710
#	CIRCOR International, Inc.	18,850	577,753
*	Commercial Vehicle Group, Inc.	34,696	46,146
#	CompX International, Inc.	700	3,976
* #	Cornell Companies, Inc.	3,700	84,249
*	Covenant Transport Group Class A	4,818	10,070
*	CPI Aerostructures, Inc.	5,826	39,034
	CSX Corp.	607,620	27,780,386
#	Cubic Corp.	24,200	538,450
* #	Dollar Thrifty Automotive Group, Inc.	300	486
	Ducommun, Inc.	19,878	401,337
	Eastern Co.	10,296	120,978
	Ecology & Environment, Inc. Class A	1,000	10,000
#	Electro Rent Corp.	54,304	651,105
#	Encore Wire Corp.	35,480	680,152
* #	EnerSys Inc.	60,439	799,004
	Ennis, Inc.	48,199	567,302
* #	EnPro Industries, Inc.	26,355	585,345
	Espey Manufacturing & Electronics Corp.	3,050	60,085
* #	Esterline Technologies Corp.	51,094	1,841,939

18

* #	ExpressJet Holdings, Inc.	2,460	4,256
#	Federal Signal Corp.	81,490	693,480
*	First Advantage Corp.	14,062	153,698
* #	Flanders Corp.	18,900	117,180
	Frozen Food Express Industries, Inc.	6,500	37,635
#	G & K Services, Inc. Class A	32,639	737,315
* #	Gardner Denver Machinery, Inc.	4,005	102,608
	GATX Corp.	73,797	2,106,904
#	Greenbrier Companies, Inc.	33,734	278,306
*	Griffon Corp.	43,752	369,267
	Hardinge, Inc.	26,515	184,810
* #	Henry Bros. Electronics, Inc.	8,600	52,030
*	Herley Industries, Inc.	5,800	77,140
*	Hudson Highland Group, Inc.	35,619	186,644
*	Huttig Building Products, Inc.	4,100	4,551
* #	ICF International, Inc.	400	7,432
*	ICT Group, Inc.	9,323	49,132
	IKON Office Solutions, Inc.	172,140	2,965,972
#	Innovative Solutions & Support, Inc.	1,200	7,380
* #	Insituform Technologies, Inc. Class A	57,301	769,552
	Insteel Industries, Inc.	2,229	22,870
* #	Interline Brands, Inc.	11,698	124,467
*	International Shipholding Corp.	8,100	199,179
*	Intersections, Inc.	35,048	294,403
* #	JetBlue Airways Corp.	152,100	844,155
*	Kadant, Inc.	5,957	97,933
#	Kaman Corp. Class A	37,597	959,851
*	Kansas City Southern	10,954	338,150
#	Kelly Services, Inc. Class A	53,465	761,342
	Kennametal, Inc.	20,956	444,686
*	Kforce, Inc.	42,221	332,279
* #	K-Tron International, Inc.	70	6,579
	L.S. Starrett Co. Class A	5,000	71,000
	Lawson Products, Inc.	3,859	114,998
*	LECG Corp.	31,316	150,317
*	LGL Group, Inc.	400	1,800
*	Limco-Piedmont, Inc.	300	1,065
	LSI Industries, Inc.	14,163	111,180
*	Lydall, Inc.	7,000	46,550
* #	M&F Worldwide Corp.	29,969	690,785
*	Mac-Gray Corp.	10,800	81,972
* #	Marten Transport, Ltd.	45,793	841,675
	Masco Corp.	124,744	1,266,152
*	Medialink Worldwide, Inc.	5,500	770
*	Merrimac Industries, Inc.	2,600	7,930
*	Mesa Air Group, Inc.	1,000	370
*	Miller Industries, Inc.	22,810	139,141
*	Misonix, Inc.	8,971	18,391
* #	Mobile Mini, Inc.	52,331	879,161
#	Mueller Industries, Inc.	38,242	874,595
#	Mueller Water Products, Inc.	40,933	286,531
	Mueller Water Products, Inc. Class B	130,035	855,630
#	NACCO Industries, Inc. Class A	10,965	675,554
*	Nashua Corp.	400	2,736
	National Technical Systems, Inc.	15,400	65,681

19

* #	NCI Building Systems, Inc.	22,800	424,308
	Norfolk Southern Corp.	661,000	39,620,340
	Northrop Grumman Corp.	435,224	20,407,653
*	On Assignment, Inc.	23,009	149,559
#	Oshkosh Truck Corp. Class B	50,500	386,830
* #	Owens Corning, Inc.	205,722	3,236,007
*	P.A.M. Transportation Services, Inc.	20,990	182,193
*	Paragon Technologies, Inc.	3,771	14,877
*	Park-Ohio Holdings Corp.	3,700	28,083
*	Patrick Industries, Inc.	1,300	2,496
*	PGT, Inc.	7,500	15,525
* #	PHH Corp.	88,157	710,545
* #	Pinnacle Airlines Corp.	3,900	10,647
* #	Plug Power, Inc.	178,671	175,098
	Portec Rail Products, Inc.	11,395	76,688
* #	Power-One, Inc.	7,000	7,770
	Providence & Worcester Railroad Co.	1,000	14,000
#	Quanex Building Products Corp.	2,800	25,648
	R. R. Donnelley & Sons Co.	295,956	4,903,991
	Raytheon Co.	7,274	371,774
*	RCM Technologies, Inc.	19,816	22,590
#	Regal-Beloit Corp.	6,432	209,426
* #	Republic Airways Holdings, Inc.	48,800	729,560
#	Robbins & Myers, Inc.	1,146	23,378
*	Rush Enterprises, Inc. Class A	31,175	292,110
* #	Rush Enterprises, Inc. Class B	18,522	197,630
	Ryder System, Inc.	89,844	3,559,619
*	Saia, Inc.	10,800	114,588
	Schawk, Inc.	32,616	428,248
* #	School Specialty, Inc.	37,902	795,942
	Servidyne, Inc.	7,283	28,258
*	SIFCO Industries, Inc.	600	3,420
#	SkyWest, Inc.	79,932	1,231,752
	Southwest Airlines Co.	1,077,730	12,695,659
*	Sparton Corp.	3,057	6,206
*	Spherion Corp.	20,600	65,508
#	SPX Corp.	54,690	2,118,691
	Standex International Corp.	25,800	665,898
	Supreme Industries, Inc.	1,642	2,381
	Sypris Solutions, Inc.	13,620	12,667
	Tech/Ops Sevcon, Inc.	874	4,195
	Technology Research Corp.	12,921	21,966
	Tecumseh Products Co. Class A	11,200	207,424
*	Tecumseh Products Co. Class B	1,400	23,240
	Timken Co.	116,978	1,857,611
	Todd Shipyards Corp.	9,932	124,150
*	TRC Companies, Inc.	29,646	53,659
	Tredegar Industries, Inc.	50,900	749,248
* #	Trex Co., Inc.	15,119	246,591
	Trinity Industries, Inc.	91,550	1,545,364
#	Triumph Group, Inc.	5,400	236,844
*	Tufco Technologies, Inc.	1,000	3,450
	Twin Disc, Inc.	8,294	64,279
*	U.S. Home Systems, Inc.	4,314	9,146
	Union Pacific Corp.	483,593	32,289,505

20

* #	United Rentals, Inc.	93,585	959,246
#	Universal Forest Products, Inc.	31,400	742,610
*	URS Corp.	91,400	2,686,246
*	US Airways Group, Inc.	4,301	43,612
*	USA Truck, Inc.	13,849	204,550
	Valpey Fisher Corp.	1,464	2,928
#	Viad Corp.	34,729	758,829
*	Volt Information Sciences, Inc.	45,263	346,262
	Wabash National Corp.	59,700	362,976
	Watts Water Technologies, Inc.	60,015	1,586,196
*	WCA Waste Corp.	29,283	95,170
#	Werner Enterprises, Inc.	115,482	2,265,757
* #	Westaff, Inc.	14,426	5,770
*	Willdan Group, Inc.	1,000	2,205
*	Willis Lease Finance Corp.	4,400	56,056
* #	YRC Worldwide, Inc.	59,368	271,905
Total Industrials			253,890,777

Information Technology — (4.8%)
* #	3Com Corp.	270,673	738,937
* #	Access Integrated Technologies, Inc.	14,024	16,689
*	Actel Corp.	33,263	402,150
* #	ActivIdentity Corp.	62,658	125,316
#	Acxiom Corp.	20,804	163,519
* #	Adaptec, Inc.	212,719	682,828
* #	Advanced Micro Devices, Inc.	125,500	439,250
#	Agilysys, Inc.	26,100	104,922
*	Amtech Systems, Inc.	10,600	67,946
*	Anaren, Inc.	11,003	136,987
* #	Applied Micro Circuits Corp.	94,993	485,414
* #	Arris Group, Inc.	109,812	758,801
*	Arrow Electronics, Inc.	200,870	3,505,182
	Astro-Med, Inc.	2,626	18,540
*	Autobytel, Inc.	3,863	3,013
* #	Avid Technology, Inc.	61,723	915,352
*	Avnet, Inc.	228,000	3,816,720
* #	Avocent Corp.	52,800	793,056
	AVX Corp.	298,652	2,693,841
*	Aware, Inc.	21,340	48,015
*	Axcelis Technologies, Inc.	193,369	85,082
*	AXT, Inc.	36,400	57,876
	Bel Fuse, Inc. Class A	4,174	86,903
	Bel Fuse, Inc. Class B	17,950	389,515
* #	Benchmark Electronics, Inc.	91,303	1,094,723
#	Black Box Corp.	29,500	897,095
* #	Bookham, Inc.	5,300	2,862
* #	Borland Software Corp.	25,977	38,966
*	Brightpoint, Inc.	30,900	177,984
* #	Brooks Automation, Inc.	92,404	632,967
*	CalAmp Corp.	46,571	36,325
*	California Micro Devices Corp.	34,646	82,111
*	CallWave, Inc.	37,140	40,483
*	Captaris, Inc.	15,700	74,732
*	Cascade Microtech, Inc.	23,271	74,467
*	Catapult Communications Corp.	30,276	129,279

21

*	CEVA, Inc.	11,574	98,379
* #	Checkpoint Systems, Inc.	28,400	358,124
*	Ciber, Inc.	31,700	171,180
* #	Cirrus Logic, Inc.	51,910	297,963
	Cohu, Inc.	37,208	526,121
*	Comarco, Inc.	5,867	6,659
	Communications Systems, Inc.	6,864	54,912
*	Computer Sciences Corp.	231,053	6,968,558
*	Concurrent Computer Corp.	10,140	37,214
*	Convergys Corp.	197,364	1,517,729
*	Cray, Inc.	30,490	95,739
*	CSP, Inc.	2,514	9,365
#	CTS Corp.	34,200	239,058
*	CyberOptics Corp.	9,134	70,697
	Dataram Corp.	11,134	14,252
*	DDi Corp.	25,458	114,052
*	Digi International, Inc.	27,887	285,563
*	Ditech Networks, Inc.	4,748	3,941
*	Dot Hill Systems Corp.	100,590	119,702
*	DSP Group, Inc.	7,000	44,100
*	Dynamics Research Corp.	17,974	138,400
*	EDCI Holdings, Inc.	4	13
*	Edgewater Technology, Inc.	6,593	14,175
*	EFJohnson Technologies, Inc.	5,104	9,698
*	Electro Scientific Industries, Inc.	34,300	287,091
*	Electronics for Imaging, Inc.	25,800	273,480
* #	EMCORE Corp.	19,200	68,352
* #	EMS Technologies, Inc.	15,237	318,453
*	Endwave Corp.	19,815	65,390
* #	Entegris, Inc.	126,900	341,361
* #	EPIQ Systems, Inc.	32,616	443,251
*	Euronet Worldwide, Inc.	47,991	572,053
* #	Exar Corp.	7,481	49,973
*	Extreme Networks, Inc.	10,300	18,952
*	Fairchild Semiconductor Corp. Class A	144,238	819,272
	Fidelity National Information Services, Inc.	91,600	1,382,244
*	FormFactor, Inc.	18,500	322,270
#	Frequency Electronics, Inc.	17,253	74,360
*	FSI International, Inc.	5,123	2,510
*	Gerber Scientific, Inc.	50,097	239,464
	Gevity HR, Inc.	30,736	104,810
*	Globecomm Systems, Inc.	14,674	115,631
* #	Glu Mobile, Inc.	2,070	1,842
*	GSI Technology, Inc.	16,780	58,730
*	GTSI Corp.	8,203	47,659
*	Hackett Group, Inc.	51,020	152,040
* #	Harris Stratex Networks, Inc. Class A	6,475	42,929
#	Hewlett-Packard Co.	237,000	9,072,360
*	hi/fn, inc.	15,101	40,018
* #	Hutchinson Technology, Inc.	49,671	339,750
*	Hypercom Corp.	67,100	130,845
*	I.D. Systems, Inc.	1,909	10,366
*	IAC/InterActiveCorp	172,391	2,889,273
*	iBasis, Inc.	1,900	4,199
*	Ikanos Communications, Inc.	12,254	18,504

22

#	Imation Corp.	66,691	821,633
*	InFocus Corp.	26,671	23,737
	InfoSpace, Inc.	65,299	559,612
*	Ingram Micro, Inc.	299,279	3,989,389
* #	Insight Enterprises, Inc.	23,200	225,736
#	Integral Systems, Inc.	21,364	524,913
*	Integrated Device Technology, Inc.	220,510	1,402,444
*	Integrated Silicon Solution, Inc.	27,577	49,914
* #	Intelli-Check, Inc.	3,300	7,590
* #	International Rectifier Corp.	32,800	506,432
* #	Internet Brands, Inc.	4,500	29,205
*	Internet Capital Group, Inc.	58,172	332,744
	Intersil Corp.	169,165	2,315,869
*	Interwoven, Inc.	16,300	205,543
*	Intest Corp.	12,266	9,567
*	Intevac, Inc.	34,801	270,752
*	IntriCon Corp.	482	2,531
* #	iPass, Inc.	85,896	163,202
#	IXYS Corp.	63,086	500,903
	Jabil Circuit, Inc.	189,400	1,592,854
*	JDS Uniphase Corp.	137,990	753,425
	Keithley Instruments, Inc.	16,951	72,042
* #	Kemet Corp.	332	196
*	Key Tronic Corp.	17,405	27,500
*	Keynote Systems, Inc.	31,600	309,680
*	Kopin Corp.	32,016	74,277
*	Kratos Defense & Security Solutions, Inc.	113,983	168,695
* #	L-1 Identity Solutions, Inc.	143,173	1,174,019
*	Lattice Semiconductor Corp.	142,278	267,483
*	Leadis Technolgies, Inc.	12,767	8,554
* #	LeCroy Corp.	14,031	69,734
*	Lionbridge Technologies, Inc.	69,200	120,408
*	Logility, Inc.	194	1,028
*	LookSmart, Ltd.	35,780	61,899
* #	LTX-Credence Corp.	90,925	56,374
*	Management Network Group, Inc.	38,306	32,560
*	Mattson Technology, Inc.	6,600	17,292
* #	Mentor Graphics Corp.	52,655	386,488
*	Mercury Computer Systems, Inc.	35,415	254,280
*	Merix Corp.	733	418
#	Methode Electronics, Inc.	79,571	603,944
*	Micron Technology, Inc.	990,716	4,666,272
*	Microtune, Inc.	5,400	13,500
*	MIPS Technologies, Inc.	40,025	111,670
* #	MKS Instruments, Inc.	85,290	1,582,130
*	ModusLink Global Solutions, Inc.	77,660	431,790
* #	MPS Group, Inc.	128,700	1,002,573
* #	MRV Communications, Inc.	10,780	7,976
*	Multi-Fineline Electronix, Inc.	16,900	197,392
*	Nanometrics, Inc.	47,970	59,003
* #	Network Equipment Technologies, Inc.	14,285	38,998
*	Newport Corp.	56,016	402,755
* #	Novellus Systems, Inc.	18,200	287,560
*	Nu Horizons Electronics Corp.	14,932	28,072
* #	OmniVision Technologies, Inc.	38,897	314,677

23

* #	ON Semiconductor Corp.	10,701	54,682
#	Openwave Systems, Inc.	7,095	5,321
*	Oplink Communications, Inc.	20,800	168,896
* #	OPNET Technologies, Inc.	23,600	298,068
*	Opnext, Inc.	38,358	153,432
*	Optelecom-NKF, Inc.	4,329	22,143
*	Optical Cable Corp.	9,195	42,205
* #	Orbcomm, Inc.	11,500	34,500
*	OSI Systems, Inc.	8,630	99,245
* #	Overland Storage, Inc.	3,099	837
* #	OYO Geospace Corp.	1	29
*	Palm, Inc.	3,530	14,085
*	PAR Technology Corp.	22,375	110,756
* #	PC Connection, Inc.	52,813	318,991
	PC-Tel, Inc.	62,853	368,947
*	PDF Solutions, Inc.	193	579
*	Perceptron, Inc.	4,904	20,793
*	Performance Technologies, Inc.	25,851	80,397
*	Pericom Semiconductor Corp.	10,468	81,650
* #	Perot Systems Corp.	95,861	1,379,440
*	Pervasive Software, Inc.	36,268	150,512
*	Photronics, Inc.	43,100	29,739
*	Physicians Formula Holdings, Inc.	7,529	26,577
*	PlanetOut, Inc.	340	544
*	PLATO Learning, Inc.	25,884	44,520
*	PLX Technology, Inc.	14,500	49,880
* #	Powerwave Technologies, Inc.	72,367	68,749
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	1,547
*	Quantum Corp.	4,846	1,405
* #	RadiSys Corp.	42,445	270,375
*	RealNetworks, Inc.	224,844	962,332
* #	RF Micro Devices, Inc.	201,156	400,300
*	RF Monolithics, Inc.	3,187	1,689
	Richardson Electronics, Ltd.	11,619	58,327
*	Rudolph Technologies, Inc.	69,020	231,217
* #	S1 Corp.	53,400	334,818
*	Safeguard Scientifics, Inc.	68,723	54,291
* #	Sandisk Corp.	936	8,321
*	Sanmina-SCI Corp.	131,096	98,322
*	SCM Microsystems, Inc.	18,612	37,038
*	SeaChange International, Inc.	33,539	256,238
* #	Secure Computing Corp.	20,975	118,719
*	Selectica, Inc.	3,953	4,230
*	Semitool, Inc.	4,824	28,510
*	SI International, Inc.	5,570	160,416
* #	Silicon Image, Inc.	52,024	237,750
* #	Silicon Storage Technology, Inc.	197,920	623,448
* #	Skyworks Solutions, Inc.	169,331	1,207,330
*	Smith Micro Software, Inc.	32,001	200,006
*	Soapstone Networks, Inc.	28,005	80,654
* #	Sonic Solutions, Inc.	600	1,224
*	SonicWALL, Inc.	13,803	61,837
*	Spansion, Inc.	5,400	3,348
*	Spectrum Control, Inc.	13,833	86,180

24

* #	Standard Microsystems Corp.	5,090	91,671
	StarTek, Inc.	30,545	101,104
* #	STEC, Inc.	9,696	53,328
*	SumTotal Systems, Inc.	39,973	128,313
*	Sun Microsystems, Inc.	123,975	570,285
*	SupportSoft, Inc.	64,379	160,948
* #	Sycamore Networks, Inc.	517,447	1,728,273
*	Symantec Corp.	780,999	9,824,967
*	Symmetricom, Inc.	95,703	425,878
* #	SYNNEX Corp.	60,100	927,343
*	Tech Data Corp.	93,952	2,015,270
	Technitrol, Inc.	14,000	80,780
*	Technology Solutions Co.	3,555	9,119
*	TechTeam Global, Inc.	13,534	79,174
*	Tellabs, Inc.	279,155	1,183,617
*	Telular Corp.	24,670	37,005
* #	Teradyne, Inc.	355,484	1,812,968
*	Tessco Technologies, Inc.	9,246	101,429
*	Tier Technologies, Inc. Class B	8,900	53,222
*	Tollgrade Communications, Inc.	8,755	38,522
* #	Track Data Corp.	8,633	14,029
*	Trident Microsystems, Inc.	2,123	3,843
* #	Triquint Semiconductor, Inc.	168,914	756,735
	TSR, Inc.	1,300	2,600
*	TTM Technologies, Inc.	31,977	228,955
*	Ultra Clean Holdings, Inc.	3,316	10,014
*	Ultratech, Inc.	41,685	628,610
#	United Online, Inc.	21,062	155,859
* #	UTStarcom, Inc.	200,314	476,747
*	Vicon Industries, Inc.	3,081	14,481
*	Vignette Corp.	35,100	285,012
* #	Virage Logic Corp.	27,855	125,905
*	Vishay Intertechnology, Inc.	227,425	980,202
*	Web.com Group, Inc.	45,583	223,813
* #	Westell Technologies, Inc.	8,831	2,799
*	White Electronics Designs Corp.	27,184	108,464
*	Wireless Telecom Group, Inc.	39,972	23,583
*	WPCS International, Inc.	9,861	29,583
	Xerox Corp.	1,179,032	9,455,837
*	Zoran Corp.	59,212	481,986
*	Zygo Corp.	39,500	339,305
Total Information Technology			119,393,595

Materials — (2.4%)
	A. Schulman, Inc.	26,800	479,988
	A.M. Castle & Co.	24,182	294,295
*	American Pacific Corp.	2,873	33,183
	Ashland, Inc.	112,560	2,542,730
	Bemis Co., Inc.	78,113	1,940,327
* #	Brush Engineered Materials, Inc.	9,287	113,951
*	Buckeye Technologies, Inc.	22,600	133,114
*	Bway Holding Co.	1,500	11,220
#	Cabot Corp.	438	11,585
*	Caraustar Industries, Inc.	6,005	2,168
	Chemtura Corp.	420,979	728,294

25

#	Cliffs Natural Resources, Inc.	2,000	53,980
* #	Coeur d’Alene Mines Corp.	911,433	656,232
*	Continental Materials Corp.	100	1,813
*	Core Molding Technologies, Inc.	1,188	3,861
	Cytec Industries, Inc.	64,700	1,832,304
#	Empire Resources, Inc.	8,950	20,585
	Ferro Corp.	49,500	766,260
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	3,211,825
	Friedman Industries, Inc.	10,535	54,255
#	Georgia Gulf Corp.	8,200	18,860
#	Gibraltar Industries, Inc.	61,100	809,575
* #	Graphic Packaging Holding Co.	275,452	509,586
* #	Headwaters, Inc.	84,996	900,958
	International Paper Co.	490,762	8,450,922
#	Kaiser Aluminum Corp.	32,695	1,097,244
#	Kronos Worldwide, Inc.	2,919	37,071
#	Louisiana-Pacific Corp.	155,300	745,440
*	Material Sciences Corp.	24,611	121,332
	MeadWestavco Corp.	264,051	3,704,636
*	Mod-Pac Corp.	1,091	3,218
#	Myers Industries, Inc.	40,050	423,329
	Neenah Paper, Inc.	23,700	214,011
#	NL Industries, Inc.	75,511	1,040,542
	NN, Inc.	22,500	162,225
*	Northern Technologies International Corp.	3,000	31,050
* #	Northwest Pipe Co.	12,085	347,202
	Olympic Steel, Inc.	2,500	57,150
* #	OM Group, Inc.	46,900	1,000,846
	P.H. Glatfelter Co.	46,800	482,508
	Penford Corp.	22,044	283,706
* #	PolyOne Corp.	171,354	813,932
	Quaker Chemical Corp.	2,900	55,477
*	Ready Mix, Inc.	3,839	9,060
	Reliance Steel & Aluminum Co.	50,700	1,269,528
*	Rock of Ages Corp.	1,200	3,600
#	Rock-Tenn Co. Class A	56,380	1,714,516
*	Rockwood Holdings, Inc.	35,100	433,485
* #	Rosetta Resources, Inc.	79,112	834,632
#	Schnitzer Steel Industries, Inc. Class A	30,900	832,137
	Schweitzer-Maudoit International, Inc.	32,213	538,601
*	Smurfit-Stone Container Corp.	372,794	503,272
	Spartech Corp.	2,500	15,900
	Stepan Co.	15,906	569,912
* #	Stillwater Mining Co.	13,259	52,506
#	Synalloy Corp.	4,195	31,463
#	Temple-Inland, Inc.	44,500	263,885
#	Terra Industries, Inc.	1,835	40,352
*	U.S. Concrete, Inc.	87,351	275,156
* #	U.S. Gold Corp.	14,827	10,379
*	Universal Stainless & Alloy Products, Inc.	5,509	101,531
#	Valspar Corp.	144,410	2,953,185
	Wausau Paper Corp.	80,700	747,282
#	Westlake Chemical Corp.	99,100	1,806,593
	Weyerhaeuser Co.	311,975	11,923,685
#	Worthington Industries, Inc.	6,000	72,420
Total Materials			59,205,870

26

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	1,656
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			1,710

Telecommunication Services — (6.5%)
#	Arbinet-thexchange, Inc.	3,200	9,280
	AT&T, Inc.	3,496,990	93,614,422
	CenturyTel, Inc.	207,530	5,211,078
	D&E Communications, Inc.	24,213	169,491
* #	General Communications, Inc. Class A	44,592	342,467
	IDT Corp.	2,259	2,011
#	IDT Corp. Class B	2,200	2,266
* #	NextWave Wireless, Inc.	10,528	2,948
*	Occam Networks, Inc.	26,624	74,813
	Sprint Nextel Corp.	3,528,077	11,042,881
	SureWest Communications	11,866	209,672
	Telephone & Data Systems, Inc.	80,200	2,153,370
	Telephone & Data Systems, Inc. Special Shares	12,407	339,952
*	United States Cellular Corp.	43,453	1,664,684
	Verizon Communications, Inc.	1,643,676	48,767,867
*	Xeta Corp.	18,366	31,222
Total Telecommunication Services			163,638,424

Utilities — (0.1%)
*	Maine & Maritimes Corp.	1,600	52,800
*	Reliant Energy, Inc.	444,750	2,334,938
	Southern Union Co.	1	—
	Unitil Corp.	1,800	43,200
Total Utilities			2,430,938

TOTAL COMMON STOCKS			2,124,655,766

RIGHTS/WARRANTS — (0.0%)
*	Lantronix, Inc. Warrants 2008	33	17

TEMPORARY CASH INVESTMENTS — (2.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,403,563	38,403,563

		Face
		Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,345,000 FHLMC 6.275%(r), 09/01/36, valued at $10,738,962) to be repurchased at $10,577,829	$10,577	10,577,000
TOTAL TEMPORARY CASH INVESTMENTS			48,980,563

27

		Shares
SECURITIES LENDING COLLATERAL — (13.1%)
§ @	DFA Short Term Investment Fund LP	301,849,543	301,849,543

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $30,992,549 FNMA, rates ranging from 5.000% to 7.000%, maturities from 11/01/33 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/12, valued at $28,175,867) to be repurchased at $27,427,287	$27,427	27,426,740

TOTAL SECURITIES LENDING COLLATERAL			329,276,283

TOTAL INVESTMENTS - (100.0%) (Cost $2,977,897,731)			$2,502,912,629

See accompanying Notes to Financial Statements.

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (84.5%)
Consumer Discretionary — (7.9%)
* #	1-800-FLOWERS.COM, Inc.	3,200	$17,120
*	4Kids Entertainment, Inc.	1,000	5,290
* #	99 Cents Only Stores	11,100	135,420
*	A.C. Moore Arts & Crafts, Inc.	2,900	8,062
#	Aaron Rents, Inc.	7,200	178,488
	Abercrombie & Fitch Co.	11,120	322,035
* #	AbitibiBowater, Inc.	676	1,318
*	Acme Communications, Inc.	1,700	850
	Acme United Corp.	500	5,150
#	Advance Auto Parts, Inc.	12,550	391,560
* #	Aeropostale, Inc.	8,950	216,679
*	AFC Enterprises, Inc.	2,900	14,094
	Aldila, Inc.	700	3,010
*	Alloy, Inc.	2,475	12,424
* #	Amazon.com, Inc.	54,413	3,114,600
	Ambassadors Group, Inc.	1,423	14,856
* #	AMDL, Inc.	1,600	1,568
* #	American Apparel, Inc.	8,600	50,568
#	American Axle & Manufacturing Holdings, Inc.	2,220	7,970
#	American Eagle Outfitters, Inc.	13,650	151,788
	American Greetings Corp. Class A	5,530	64,590
* #	America’s Car-Mart, Inc.	1,800	29,394
#	Ameristar Casinos, Inc.	6,410	59,036
* #	AnnTaylor Stores Corp.	7,975	100,246
* #	Apollo Group, Inc. Class A	20,383	1,416,822
#	Arbitron, Inc.	3,600	117,288
#	Arctic Cat, Inc.	2,500	18,950
	Ark Restaurants Corp.	400	4,996
#	ArvinMeritor, Inc.	10,643	63,007
	Asbury Automotive Group, Inc.	2,700	8,775
*	Ascent Media Corp. (043632108)	810	20,485
* ●	Ascent Media Corp. (043632207)	9	1,068
*	Ashworth, Inc.	600	1,098
*	ATC Technology Corp.	3,100	67,983
* #	AutoNation, Inc.	18,298	125,707
* #	Autozone, Inc.	8,500	1,081,965
*	Bakers Footwear Group, Inc.	600	738
*	Ballantyne of Omaha, Inc.	2,600	4,680
* #	Bally Technologies, Inc.	6,900	152,835
#	Barnes & Noble, Inc.	4,100	77,408
*	Barry (R.G.) Corp.	1,300	6,708
	Bassett Furniture Industries, Inc.	1,400	6,174
	Beasley Broadcast Group, Inc.	405	603
#	Beazer Homes USA, Inc.	1,500	4,755

1

	Bebe Stores, Inc.	14,700	130,242
* #	Bed Bath and Beyond, Inc.	32,830	846,029
#	Belo Corp. Class A	9,940	21,172
*	Benihana, Inc.	900	2,538
*	Benihana, Inc. Class A	1,200	3,576
#	Best Buy Co., Inc.	31,499	844,488
	Big 5 Sporting Goods Corp.	1,500	9,420
* #	Big Lots, Inc.	10,280	251,140
* #	BJ’s Restaurants, Inc.	1,400	12,446
	Black & Decker Corp.	3,820	193,368
#	Blockbuster, Inc. Class A	16,100	24,472
* #	Blockbuster, Inc. Class B	2,797	2,433
* #	Blue Nile, Inc.	2,000	61,160
	Blyth, Inc.	700	6,020
	Bob Evans Farms, Inc.	3,950	82,476
	Books-A-Million, Inc.	2,095	6,599
#	Borders Group, Inc.	6,500	22,035
#	BorgWarner, Inc.	11,840	266,045
#	Boyd Gaming Corp.	9,520	64,736
	Brinker International, Inc.	6,160	57,288
#	Brookfield Homes Corp.	3,800	34,808
#	Brown Shoe Company, Inc.	6,775	71,408
#	Brunswick Corp.	7,130	24,741
	Buckle, Inc.	6,270	165,152
* #	Buffalo Wild Wings, Inc.	2,400	67,872
*	Build-A-Bear-Workshop, Inc.	700	3,640
#	Building Materials Holding Corp.	2,700	648
#	Bunge, Ltd.	15,570	598,044
#	Burger King Holdings, Inc.	17,800	353,864
* #	Cabela’s, Inc.	2,500	19,875
#	Cablevision Systems New York Group Class A	35,370	627,110
*	Cache, Inc.	2,600	9,334
* #	California Coastal Communities, Inc.	1,600	2,032
*	California Pizza Kitchen, Inc.	1,870	18,270
	Callaway Golf Co.	6,500	67,990
	Canterbury Park Holding Corp.	500	3,450
* #	Capella Education Co.	2,800	132,720
* #	Career Education Corp.	7,559	119,508
* #	CarMax, Inc.	24,358	258,682
	Carmike Cinemas, Inc.	443	952
	Carnival Corp.	78,361	1,990,369
*	Carriage Services, Inc.	3,100	7,378
*	Carrols Restaurant Group, Inc.	1,300	2,639
* #	Carter’s, Inc.	6,900	146,556
*	Casual Male Retail Group, Inc.	6,700	12,730
	Cato Corp. Class A	4,150	64,408
*	Cavalier Homes, Inc.	1,900	3,021
*	Cavco Industries, Inc.	1,157	39,373
#	CBRL Group, Inc.	1,200	23,904
	CBS Corp. Class A	7,654	75,239
	CBS Corp. Class B	78,310	760,390
* #	CEC Entertainment, Inc.	1,500	38,520
#	Centex Corp.	1,600	19,600
* #	Champion Enterprises, Inc.	10,300	19,261
* #	Charles and Colvard, Ltd.	1,100	330

2

*	Charlotte Russe Holding, Inc.	3,100	26,195
* #	Charming Shoppes, Inc.	15,100	16,610
* #	Cheesecake Factory, Inc.	6,662	58,626
#	Cherokee, Inc.	542	11,192
* #	Chico’s FAS, Inc.	2,700	9,180
* #	Chipotle Mexican Grill, Inc.	1,900	96,425
*	Chipotle Mexican Grill, Inc. Class B	2,519	107,738
#	Choice Hotels International, Inc.	4,320	118,109
	Christopher & Banks Corp.	4,050	21,141
*	Chromcraft Revington, Inc.	100	45
	Churchill Downs, Inc.	1,544	58,641
	Cinemark Holdings, Inc.	11,100	92,019
* #	Citi Trends, Inc.	2,000	33,460
	CKE Restaurants, Inc.	2,537	21,539
*	Coach, Inc.	21,668	446,361
* #	Coinstar, Inc.	3,900	93,561
*	Coldwater Creek, Inc.	13,549	48,641
	Collectors Universe, Inc.	1,250	4,640
#	Columbia Sportswear Co.	2,864	105,596
	Comcast Corp. Class A	181,421	2,859,195
	Comcast Corp. Special Class A Non-Voting	73,115	1,127,433
* #	Conn’s, Inc.	1,184	16,043
#	Cooper Tire & Rubber Co.	8,500	64,855
* #	Corinthian Colleges, Inc.	11,500	164,220
* #	Cosi, Inc.	5,300	6,148
	Courier Corp.	356	6,198
* #	Cox Radio, Inc.	4,700	25,615
#	CPI Corp.	731	5,336
	Craftmade International, Inc.	500	955
* #	Crown Media Holdings, Inc.	5,887	18,309
	CSS Industries, Inc.	1,450	32,190
*	Culp, Inc.	1,566	4,494
* #	Cumulus Media, Inc. Class A	300	315
*	Cybex International, Inc.	799	1,582
#	D.R. Horton, Inc.	19,191	141,630
#	Darden Restaurants, Inc.	15,290	338,979
* #	Deckers Outdoor Corp.	1,726	146,468
*	dELiA*s, Inc.	1,100	2,662
*	Design Within Reach, Inc.	2,500	5,025
	DeVry, Inc.	9,640	546,492
* #	DG FastChannel, Inc.	1,700	30,107
* #	Dick’s Sporting Goods, Inc.	3,414	52,302
#	Dillards, Inc. Class A	8,100	43,173
#	DineEquity, Inc.	2,600	46,878
*	Discovery Communications, Inc. (25470F104)	8,101	110,498
*	Discovery Communications, Inc. (25470F302)	4,696	62,551
*	DISH Network Corp.	22,350	351,789
	Disney (Walt) Co.	216,907	5,617,891
*	Dixie Group, Inc.	812	3,329
* #	Dollar Tree, Inc.	12,000	456,240
* #	Domino’s Pizza, Inc.	4,388	26,109
#	Dover Downs Gaming & Entertainment, Inc.	2,000	10,240
	Dover Motorsports, Inc.	2,400	5,136
*	DreamWorks Animation SKG, Inc.	11,033	310,027
* #	Drew Industries, Inc.	3,000	36,300

3

* #	DSW, Inc.	700	9,051
	E.W. Scripps Co.	2,890	13,438
#	Eastman Kodak Co.	18,360	168,545
* #	Eddie Bauer Holdings, Inc.	4,500	15,435
*	Einstein Noah Restaurant Group, Inc.	1,810	14,516
*	Emerson Radio Corp.	869	504
*	Empire Resorts, Inc.	5,122	12,549
* #	Enova Systems, Inc.	800	880
#	Entercom Communications Corp.	1,248	861
*	Entravision Communications Corp.	3,529	6,670
	Ethan Allen Interiors, Inc.	1,500	26,835
*	Expedia, Inc.	1,914	18,202
#	Family Dollar Stores, Inc.	18,800	505,908
*	Famous Dave’s of America, Inc.	1,300	5,447
	Finish Line, Inc. Class A	7,355	70,387
	Fisher Communications, Inc.	1,200	44,280
	Foot Locker, Inc.	23,641	345,631
* #	Ford Motor Co.	247,157	541,274
	Fortune Brands, Inc.	20,376	777,141
* #	Fossil, Inc.	8,050	146,107
* #	Franklin Covey Co.	3,200	16,320
#	Fred’s, Inc.	6,917	84,733
*	Fuel Systems Solutions, Inc.	2,050	58,322
* #	Full House Resorts, Inc.	2,580	3,096
	Furniture Brands International, Inc.	6,530	37,156
*	GameStop Corp. Class A	12,397	339,554
*	GameTech International, Inc.	2,596	6,127
*	Gaming Partners International Corp.	800	5,432
* #	Gander Mountain Co.	3,564	7,235
#	Gap, Inc.	93,395	1,208,531
* #	Gaylord Entertainment Co.	6,537	139,957
#	General Motors Corp.	17,870	103,289
* #	Genesco, Inc.	3,250	80,632
* #	Gentek, Inc.	1,500	27,000
#	Gentex Corp.	11,646	111,685
	Genuine Parts Co.	22,030	866,880
*	G-III Apparel Group, Ltd.	2,538	35,050
*	Goodyear Tire & Rubber Co.	31,877	284,343
*	Gottschalks, Inc.	1,854	1,298
#	Gray Television, Inc.	500	250
#	Group 1 Automotive, Inc.	1,700	17,085
* #	GSI Commerce, Inc.	3,650	37,777
#	Guess?, Inc.	11,958	260,326
* #	Gymboree Corp.	3,100	80,166
	H&R Block, Inc.	44,240	872,413
* #	Hanesbrands, Inc.	12,487	218,148
#	Harley-Davidson, Inc.	31,900	780,912
#	Harman International Industries, Inc.	6,025	110,679
*	Harris Interactive, Inc.	5,923	6,871
#	Harte-Hanks, Inc.	3,064	21,509
*	Hartmarx Corp.	2,100	1,239
	Hasbro, Inc.	18,940	550,586
	Haverty Furniture Co., Inc.	2,800	27,552
*	Hawk Corp.	1,220	17,629
*	Hayes Lemmerz International, Inc.	11,758	15,638

4

	Hearst-Argyle Television, Inc.	7,532	112,829
*	Heelys, Inc.	2,000	7,020
* #	Helen of Troy, Ltd.	4,600	82,754
* #	Hibbett Sporting Goods, Inc.	3,587	63,884
#	Hillenbrand, Inc.	7,105	134,995
*	Hollywood Media Corp.	6,200	11,904
#	Home Depot, Inc.	224,000	5,284,160
	Hooker Furniture Corp.	1,600	14,576
*	Hot Topic, Inc.	7,425	48,114
*	HSN, Inc.	6,246	38,413
* #	Iconix Brand Group, Inc.	8,100	88,209
	Interactive Data Corp.	12,919	304,630
	Interface, Inc. Class A	5,100	35,955
#	International Game Technology	40,400	565,600
#	International Speedway Corp. Class A	2,275	71,412
* #	Interpublic Group of Companies, Inc.	46,266	240,121
*	Interstate Hotels & Resorts, Inc.	4,585	4,493
*	Interval Leisure Group, Inc.	3,110	22,579
* #	Isle of Capri Casinos, Inc.	700	3,563
* #	ITT Educational Services, Inc.	5,400	473,310
	J. Alexander’s Corp.	800	3,880
* #	J. Crew Group, Inc.	7,920	160,380
	J.C. Penney Co., Inc.	20,900	499,928
* #	Jack in the Box, Inc.	6,050	121,605
#	Jackson Hewitt Tax Service, Inc.	3,800	52,364
* #	JAKKS Pacific, Inc.	3,600	80,532
* #	Jarden Corp.	10,757	191,475
*	Jo-Ann Stores, Inc.	3,773	72,291
	Johnson Controls, Inc.	69,569	1,233,458
	Johnson Outdoors, Inc.	1,287	10,759
	Jones Apparel Group, Inc.	11,955	132,820
* #	Jos. A. Bank Clothiers, Inc.	2,806	71,469
	Journal Communications, Inc. Class A	1,700	4,250
	Kenneth Cole Productions, Inc. Class A	1,100	14,608
	Kimball International, Inc. Class B	2,500	18,625
* #	Knology, Inc.	5,200	25,168
* #	Kohl’s Corp.	40,560	1,424,873
*	Kona Grill, Inc.	800	2,032
* #	Krispy Kreme Doughnuts, Inc.	8,470	23,377
#	KSW, Inc.	208	986
#	K-Swiss, Inc. Class A	2,800	42,364
*	Lakeland Industries, Inc.	1,000	9,930
* #	Lakes Entertainment, Inc.	3,500	15,050
* #	Lamar Advertising Co.	4,600	69,782
#	Landry’s Restaurants, Inc.	400	5,020
* #	Las Vegas Sands Corp.	41,500	588,885
*	Lazare Kaplan International, Inc.	1,363	9,814
#	La-Z-Boy, Inc.	4,198	24,264
*	LeapFrog Enterprises, Inc.	4,500	30,375
*	Lear Corp.	4,340	8,723
#	Lee Enterprises, Inc.	4,900	12,250
#	Leggett & Platt, Inc.	21,977	381,521
#	Lennar Corp. Class A	26,900	208,206
#	Libbey, Inc.	2,370	8,674
*	Liberty Global, Inc. Class A	6,144	101,315

5

*	Liberty Global, Inc. Class B	95	1,567
*	Liberty Global, Inc. Series C	20,767	335,595
*	Liberty Media Corp. - Entertainment Class A	64,072	1,031,559
*	Liberty Media Corp. - Entertainment Class B	2,074	31,628
*	Liberty Media Holding Corp. Capital Class A	17,273	117,629
*	Liberty Media Holding Corp. Capital Class B	95	709
*	Liberty Media Holding Corp. Interactive Class A	81,295	396,720
*	Liberty Media Holding Corp. Interactive Class B	400	1,944
* #	Life Time Fitness, Inc.	2,830	53,883
#	Lifetime Brands, Inc.	1,363	6,679
#	Limited Brands, Inc.	45,250	542,095
*	LIN TV Corp.	160	274
*	Lincoln Educational Services	2,920	42,223
* #	Live Nation, Inc.	12,241	137,711
	Liz Claiborne, Inc.	6,400	52,160
* #	LKQ Corp.	13,089	149,738
*	Lodgian, Inc.	3,193	16,284
#	Lowe’s Companies, Inc.	113,990	2,473,583
*	Luby’s, Inc.	3,749	18,145
#	M/I Homes, Inc.	2,200	29,942
	Macy’s, Inc.	37,800	464,562
*	Maidenform Brands, Inc.	1,300	14,274
#	Marine Products Corp.	4,772	29,539
* #	MarineMax, Inc.	135	313
	Marriott International, Inc. Class A	27,800	580,186
* #	Martha Stewart Living Omnimedia, Inc.	3,700	19,351
* #	Marvel Entertainment, Inc.	11,000	354,090
	Mattel, Inc.	35,195	528,629
	Matthews International Corp. Class A	3,000	133,890
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,390	11,687
	McDonald’s Corp.	148,159	8,582,851
	McGraw-Hill Companies, Inc.	27,900	748,836
	MDC Holdings, Inc.	3,274	110,105
#	Media General, Inc. Class A	3,100	23,653
* #	Mediacom Communications Corp.	9,700	43,068
#	Meredith Corp.	1,240	24,019
* #	Meritage Homes Corp.	4,880	67,002
* #	MGM Mirage	26,500	436,190
*	Midas, Inc.	1,070	13,942
	Modine Manufacturing Co.	2,300	17,020
* #	Mohawk Industries, Inc.	4,954	239,675
#	Monaco Coach Corp.	3,300	7,260
*	Monarch Casino & Resort, Inc.	1,452	12,937
	Monro Muffler Brake, Inc.	3,488	75,097
* #	Morgans Hotel Group	3,430	16,327
* #	Morningstar, Inc.	4,900	183,456
*	Morton’s Restaurant Group, Inc.	2,690	9,307
*	Mothers Work, Inc.	1,400	12,292
	Movado Group, Inc.	2,580	39,242
*	MTR Gaming Group, Inc.	2,500	6,700
* #	Multimedia Games, Inc.	1,800	5,436
*	Nathan’s Famous, Inc.	1,109	17,433
	National CineMedia, Inc.	10,100	81,810
	National Presto Industries, Inc.	1,200	79,500
#	Nautilus Group, Inc.	4,700	11,468

6

*	Navarre Corp.	100	92
* #	Netflix, Inc.	6,300	155,988
	New Frontier Media, Inc.	2,900	5,568
*	New Motion, Inc.	857	1,525
*	New York & Co., Inc.	8,519	24,024
#	Newell Rubbermaid, Inc.	25,090	344,987
	News Corp. Class A	248,687	2,646,030
	News Corp. Class B	85,100	903,762
#	NIKE, Inc. Class B	36,481	2,102,400
	Nobility Homes, Inc.	35	409
#	Noble International, Ltd.	100	160
#	Nordstrom, Inc.	28,500	515,565
#	Nutri/System, Inc.	1,800	25,470
* #	NVR, Inc.	600	294,126
*	Office Depot, Inc.	8,500	30,600
	OfficeMax, Inc.	7,800	62,790
	Omnicom Group, Inc.	39,600	1,169,784
#	Orleans Homebuilders, Inc.	2,145	6,585
	O’Charleys, Inc.	2,600	19,500
* #	O’Reilly Automotive, Inc.	16,744	453,930
* #	Outdoor Channel Holdings, Inc.	3,807	30,456
* #	Overstock.com, Inc.	2,830	35,120
	Oxford Industries, Inc.	2,300	30,981
* #	P.F. Chang’s China Bistro, Inc.	2,335	47,774
*	Pacific Sunwear of California, Inc.	5,270	18,023
* #	Palm Harbor Homes, Inc.	3,379	29,059
* #	Panera Bread Co.	3,000	135,360
* #	Papa John’s International, Inc.	3,800	85,728
*	PC Mall, Inc.	2,400	10,752
*	Penn National Gaming, Inc.	9,320	179,503
	Pennichuck Corp.	600	12,846
#	Penske Automotive Group, Inc.	14,060	115,151
*	Perry Ellis International, Inc.	2,700	26,433
*	PetMed Express, Inc.	3,200	56,512
	PetSmart, Inc.	17,080	336,305
#	Phillips-Van Heusen Corp.	5,491	134,584
* #	Pinnacle Entertainment, Inc.	6,948	38,909
* #	Playboy Enterprises, Inc. Class B	3,500	8,645
* #	PokerTek, Inc.	1,089	2,287
#	Polaris Industries, Inc.	3,048	102,626
	Polo Ralph Lauren Corp.	6,200	292,454
*	Pomeroy IT Solutions, Inc.	300	780
#	Pool Corp.	5,225	90,967
* #	Premier Exhibitions, Inc.	3,700	3,811
#	Pre-Paid Legal Services, Inc.	1,300	51,324
* #	Priceline.com, Inc.	4,893	257,519
* #	Princeton Review, Inc.	4,559	25,394
#	Pulte Homes, Inc.	27,700	308,578
*	QEP Co., Inc.	500	1,785
*	Quiksilver, Inc.	20,390	52,810
#	RadioShack Corp.	15,700	198,762
*	Rainmaker Systems, Inc.	2,100	2,625
*	RC2 Corp.	1,800	22,860
#	RCN Corp.	4,889	31,534
*	Red Lion Hotels Corp.	2,934	8,127

7

* #	Red Robin Gourmet Burgers, Inc.	2,200	33,418
	Regis Corp.	6,164	76,249
* #	Rent-A-Center, Inc.	17,300	252,580
*	Rentrak Corp.	1,500	17,025
*	Retail Ventures, Inc.	1,700	3,502
* #	Rick’s Cabaret International, Inc.	1,400	8,848
#	Ross Stores, Inc.	18,040	589,728
#	Royal Caribbean Cruises, Ltd.	10,800	146,448
*	Rubio’s Restaurants, Inc.	1,297	5,681
#	Ruby Tuesday, Inc.	7,390	17,810
#	Russ Berrie & Co., Inc.	4,700	12,690
*	Ruth’s Hospitality Group, Inc.	525	1,202
#	Ryland Group, Inc.	4,100	77,039
*	Saga Communications, Inc. Class A	2,025	10,834
#	Saks, Inc.	13,700	82,200
	Salem Communications Corp.	1,348	1,415
* #	Sally Beauty Holdings, Inc.	23,250	118,110
#	Sauer-Danfoss, Inc.	6,800	69,700
	Scholastic Corp.	4,900	90,993
* #	Scientific Games Corp.	12,240	220,320
	Scripps Networks Interactive	4,340	123,256
	Sealy Corp.	3,100	10,013
* #	Sears Holdings Corp.	10,238	591,142
	Service Corp. International	24,497	169,029
	Sherwin-Williams Co.	15,900	904,869
	Shiloh Industries, Inc.	3,192	15,992
*	Shoe Carnival, Inc.	1,900	26,619
*	Shuffle Master, Inc.	450	1,737
	Sinclair Broadcast Group, Inc. Class A	7,800	25,194
* #	SIRIUS XM Radio, Inc.	95	32
*	Skechers U.S.A., Inc. Class A	1,800	24,444
	Skyline Corp.	1,300	28,106
* #	Smith & Wesson Holding Corp.	4,800	11,040
	Snap-On, Inc.	6,200	229,090
#	Sonic Automotive, Inc.	2,001	10,265
* #	Sonic Corp.	4,088	43,742
	Sotheby’s Class A	9,579	89,180
* #	Source Interlink Companies, Inc.	3,900	1,443
*	Spanish Broadcasting System, Inc.	1,145	263
	Spartan Motors, Inc.	3,375	15,491
	Speedway Motorsports, Inc.	1,013	16,157
*	Sport Chalet, Inc. Class A	1,591	2,498
#	Sport Supply Group, Inc.	2,378	19,095
	Stage Stores, Inc.	5,350	41,248
*	Stamps.com, Inc.	1,943	18,964
	Standard Motor Products, Inc.	1,900	7,999
	Standard Pacific Corp.	8,600	24,510
	Stanley Furniture, Inc.	600	5,904
	Staples, Inc.	90,450	1,757,443
*	Starbucks Corp.	92,600	1,215,838
#	Starwood Hotels & Resorts Worldwide, Inc.	23,987	540,667
*	Steinway Musical Instruments, Inc.	900	20,034
* #	Steven Madden, Ltd.	2,850	62,073
#	Stewart Enterprises, Inc.	12,500	64,625
* #	Stoneridge, Inc.	2,247	12,785

8

	Strattec Security Corp.	200	4,292
#	Strayer Education, Inc.	2,000	452,540
	Sturm Ruger & Co., Inc.	3,300	23,595
#	Superior Industries International, Inc.	3,494	49,964
	Superior Uniform Group, Inc.	162	1,618
#	Systemax, Inc.	5,400	76,464
#	Talbots, Inc.	5,870	57,585
	Tandy Brand Accessories, Inc.	800	1,928
*	Tandy Leather Factory, Inc.	663	1,525
	Target Corp.	86,628	3,475,515
*	Tarragon Corp.	571	74
	Tempur-Pedic International, Inc.	3,615	28,233
*	Tenneco Automotive, Inc.	6,700	32,897
* #	Texas Roadhouse, Inc.	5,800	40,716
* #	The Children’s Place Retail Stores, Inc.	3,940	131,714
*	The DIRECTV Group, Inc.	130,400	2,854,456
* #	The Dress Barn, Inc.	7,200	68,832
	The Marcus Corp.	2,000	28,060
	The Men’s Wearhouse, Inc.	3,535	54,050
#	The New York Times Co. Class A	8,640	86,400
#	The Pep Boys - Manny, Moe & Jack	3,400	16,388
	The Stanley Works	10,657	348,910
* #	The Steak n Shake Co.	700	3,605
	The TJX Companies, Inc.	55,150	1,475,814
* #	The Walking Co Holdings, Inc.	1,483	5,309
*	The Wet Seal, Inc. Class A	6,605	19,419
* #	thinkorswim Group, Inc.	7,200	57,600
#	Thor Industries, Inc.	5,000	89,500
*	Ticketmaster	5,023	48,623
#	Tiffany & Co.	15,129	415,291
* #	Timberland Co. Class A	6,600	79,860
	Time Warner, Inc.	475,309	4,795,868
*	TiVo, Inc.	9,700	66,639
*	Toll Brothers, Inc.	16,530	382,174
*	Town Sports International Holdings, Inc.	3,678	9,158
* #	Tractor Supply Co.	5,131	213,244
* #	True Religion Apparel, Inc.	3,400	56,950
*	TRW Automotive Holdings Corp.	14,300	90,376
*	Tuesday Morning Corp.	3,200	7,168
	Tupperware Corp.	5,700	144,210
*	Tween Brands, Inc.	3,500	29,820
	Tyco Electronics, Ltd.	41,900	814,536
* #	Under Armour, Inc. Class A	2,300	59,800
* #	Unifi, Inc.	9,550	45,840
	Unifirst Corp.	2,025	66,076
*	Universal Electronics, Inc.	1,600	33,808
* #	Universal Technical Institute, Inc.	3,500	57,750
* #	Urban Outfitters, Inc.	21,273	462,475
	V.F. Corp.	8,050	443,555
* #	Vail Resorts, Inc.	5,378	178,872
* #	Valassis Communications, Inc.	7,048	31,293
	Value Line, Inc.	400	15,420
*	ValueVision Media, Inc. Class A	3,967	2,737
* #	VCG Holding Corp.	2,400	5,808
* #	Viacom, Inc. Class A	4,721	101,265

9

*	Viacom, Inc. Class B	51,566	1,042,665
	Virco Manufacturing Corp.	1,855	5,083
	Visteon Corp.	700	483
* #	Volcom, Inc.	2,019	26,106
	WABCO Holdings, Inc.	9,093	167,038
*	Warnaco Group, Inc.	6,139	183,004
#	Warner Music Group Corp.	21,166	87,627
	Washington Post Co.	1,019	434,909
#	Weight Watchers International, Inc.	9,700	303,416
* #	Wendy’s/Arby’s Group, Inc.	37,818	136,901
	Whirlpool Corp.	6,775	316,054
	Wiley (John) & Sons, Inc. Class A	5,132	178,491
*	Williams Controls, Inc.	800	9,600
	Williams-Sonoma, Inc.	13,900	115,092
*	Winmark Corp.	300	4,509
#	Winnebago Industries, Inc.	3,500	20,790
* #	WMS Industries, Inc.	5,183	129,575
#	Wolverine World Wide, Inc.	3,950	92,825
* #	Woodbridge Holdings Corp.	326	251
#	World Wrestling Entertainment, Inc.	3,100	44,144
*	WPT Enterprises, Inc.	1,676	637
	Wyndham Worldwide Corp.	21,691	177,649
#	Wynn Resorts, Ltd.	13,750	830,500
	Xerium Technologies, Inc.	5,500	21,395
	Yum! Brands, Inc.	47,317	1,372,666
* #	Zale Corp.	5,700	97,242
* #	Zumiez, Inc.	3,500	34,160
Total Consumer Discretionary			115,190,654

Consumer Staples — (11.0%)
#	Alberto-Culver Co.	12,700	326,771
	Alico, Inc.	1,200	47,268
* #	Alliance One International, Inc.	3,300	11,022
	Altria Group, Inc.	274,215	5,262,186
	American Italian Pasta Co.	22	280
#	Andersons, Inc.	2,800	74,564
#	Anheuser-Busch Companies, Inc.	89,297	5,539,093
	Archer-Daniels-Midland Co.	83,310	1,727,016
	Avon Products, Inc.	55,660	1,382,038
	B&G Foods, Inc.	1,100	4,103
* #	Bare Escentuals, Inc.	12,300	51,414
* #	BJ’s Wholesale Club, Inc.	8,300	292,160
* #	Boston Beer Co., Inc. Class A	1,400	52,906
	Brown-Forman Corp. Class A	8,170	367,650
	Brown-Forman Corp. Class B	12,911	586,171
#	Calavo Growers, Inc.	1,800	18,270
#	Cal-Maine Foods, Inc.	3,200	94,048
#	Campbell Soup Co.	49,340	1,872,453
* #	Caribou Coffee Co.	1,200	2,136
	Casey’s General Stores, Inc.	8,190	247,338
	CCA Industries, Inc.	600	2,700
*	Central European Distribution Corp.	6,195	178,354
*	Central Garden & Pet Co.	2,800	9,464
*	Central Garden & Pet Co. Class A	9,029	28,712
* #	Chattem, Inc.	2,700	204,309

10

#	Chiquita Brands International, Inc.	3,900	53,235
#	Church & Dwight Co., Inc.	8,866	523,892
	Clorox Co.	17,952	1,091,661
	Coca-Cola Co.	232,336	10,236,724
	Coca-Cola Enterprises, Inc.	55,744	560,227
	Colgate-Palmolive Co.	66,328	4,162,745
* #	Collective Brands, Inc.	8,500	108,715
	ConAgra, Inc.	67,299	1,172,349
*	Constellation Brands, Inc. Class A	22,000	275,880
	Corn Products International, Inc.	10,895	264,966
	Costco Wholesale Corp.	55,110	3,141,821
*	Cuisine Solutions, Inc.	1,464	3,675
	CVS Caremark Corp.	159,881	4,900,353
*	Darling International, Inc.	8,700	65,598
*	Dean Foods Co.	20,085	439,058
	Del Monte Foods Co.	30,150	190,246
#	Diamond Foods, Inc.	2,435	71,175
* #	Elizabeth Arden, Inc.	3,500	60,515
*	Energizer Holdings, Inc.	7,600	371,336
#	Estee Lauder Companies, Inc.	15,700	565,828
	Farmer Brothers Co.	2,399	57,576
#	Flowers Foods, Inc.	12,658	375,310
	General Mills, Inc.	44,755	3,031,704
#	Great Atlantic & Pacific Tea, Inc.	7,751	64,101
* #	Green Mountain Coffee, Inc.	3,191	92,507
* #	Hain Celestial Group, Inc.	4,326	100,536
*	Hansen Natural Corp.	3,224	81,632
	Heinz (H.J.) Co.	41,030	1,797,935
	Hormel Foods Corp.	17,730	501,050
	Imperial Sugar Co.	800	9,472
	Ingles Market, Inc. Class A	1,288	24,034
*	Integrated Biopharma, Inc.	800	344
#	Inter Parfums, Inc.	3,152	36,752
#	J & J Snack Foods Corp.	2,891	90,662
#	J.M. Smucker Co.	7,676	342,043
	Kellogg Co.	49,370	2,489,235
	Kimberly-Clark Corp.	24,000	1,470,960
	Kraft Foods, Inc.	199,324	5,808,301
	Lancaster Colony Corp.	2,188	69,010
#	Lance, Inc.	4,400	91,036
* #	Lifeway Foods, Inc.	2,400	24,000
	Lorillard, Inc.	13,652	899,121
#	Mannatech, Inc.	2,370	9,504
* #	Maui Land & Pineapple Co., Inc.	1,400	21,700
	McCormick & Co., Inc.	15,700	528,462
	McCormick & Co., Inc. Voting Common Stock	607	20,104
*	Medifast, Inc.	3,000	16,200
	MGP Ingredients, Inc.	2,000	3,040
	Molson Coors Brewing Co.	21,758	812,879
	Nash-Finch Co.	1,700	67,031
* #	National Beverage Corp.	5,976	54,740
*	Natural Alternatives International, Inc.	1,000	6,280
*	NBTY, Inc.	6,800	158,916
#	Nu Skin Enterprises, Inc. Class A	5,394	69,529
	Oil-Dri Corp. of America	641	10,609

11

*	Omega Protein Corp.	2,400	17,712
*	Overhill Farms, Inc.	2,000	8,900
*	Pantry, Inc.	1,900	41,838
* #	Parlux Fragrances, Inc.	3,044	9,832
*	Peet’s Coffee & Tea, Inc.	1,500	33,690
	PepsiAmericas, Inc.	10,400	196,872
	PepsiCo, Inc.	202,294	11,532,781
	Philip Morris International, Inc.	272,205	11,832,751
#	Pilgrim’s Pride Corp.	7,845	8,629
*	Prestige Brands Holdings, Inc.	5,080	35,103
	PriceSmart, Inc.	3,522	52,478
	Procter & Gamble Co.	402,270	25,962,506
	Ralcorp Holdings, Inc.	4,895	331,294
#	Reddy Ice Holdings, Inc.	500	1,330
#	Reliv’ International, Inc.	1,707	8,945
	Reynolds American, Inc.	38,010	1,860,970
* #	Rite Aid Corp.	37,951	18,975
#	Rocky Mountain Chocolate Factory, Inc.	1,050	7,413
#	Ruddick Corp.	6,730	192,747
#	Safeway, Inc.	44,640	949,493
#	Sanderson Farms, Inc.	1,550	48,391
*	Sanfilippo (John B.) & Son, Inc.	1,596	11,507
	Sara Lee Corp.	91,982	1,028,359
* #	Smart Balance, Inc.	5,034	36,043
* #	Smithfield Foods, Inc.	13,903	146,260
#	Spartan Stores, Inc.	3,059	82,562
* #	Star Scientific, Inc.	6,300	20,034
	SUPERVALU, Inc.	30,714	437,367
	Sysco Corp.	77,380	2,027,356
	Tasty Baking Co.	100	438
	The Hershey Co.	21,080	785,019
	The Kroger Co.	85,038	2,335,143
#	Tootsie Roll Industries, Inc.	5,332	132,607
*	TreeHouse Foods, Inc.	5,030	152,208
	Tyson Foods, Inc. Class A	38,416	335,756
* #	United Natural Foods, Inc.	6,700	149,678
	United-Guardian, Inc.	600	5,412
#	Universal Corp.	3,300	130,647
* #	USANA Health Services, Inc.	2,500	94,850
	UST, Inc.	19,200	1,297,728
#	Vector Group, Ltd.	8,539	145,590
	Walgreen Co.	111,700	2,843,882
	Wal-Mart Stores, Inc.	514,522	28,715,473
	WD-40 Co.	2,300	66,930
	Weis Markets, Inc.	3,821	123,953
#	Whole Foods Market, Inc.	7,863	84,291
*	Winn-Dixie Stores, Inc.	4,700	70,594
Total Consumer Staples			160,291,077

Energy — (10.4%)
* #	Abraxas Petroleum Corp.	137	301
	Adams Resources & Energy, Inc.	600	11,160
*	Allis-Chalmers Energy, Inc.	5,031	34,010
* #	Alpha Natural Resources, Inc.	8,770	313,703
*	American Oil & Gas, Inc.	1,608	2,894

12

	Anadarko Petroleum Corp.	43,409	1,532,338
	Apache Corp.	44,015	3,623,755
#	Arch Coal, Inc.	18,460	395,229
* #	Arena Resources, Inc.	4,020	122,530
	Atlas America, Inc.	5,971	136,796
*	ATP Oil & Gas Corp.	4,800	57,792
* #	Atwood Oceanics, Inc.	6,000	164,880
* #	Aventine Renewable Energy Holdings, Inc.	1,200	2,340
	Baker Hughes, Inc.	40,515	1,415,999
*	Basic Energy Services, Inc.	5,700	77,976
#	Berry Petroleum Corp. Class A	5,940	138,402
*	Bill Barret Corp.	6,320	128,928
#	BJ Services Co.	37,697	484,406
* #	Bolt Technology Corp.	1,050	8,515
*	Boots & Coots International Well Control, Inc.	3,370	5,796
* #	BPZ Resources, Inc.	7,540	74,646
*	Brigham Exploration Co.	5,300	41,552
* #	Bristow Group, Inc.	3,556	88,082
*	Bronco Drilling Co., Inc.	2,900	22,388
	Cabot Oil & Gas Corp.	12,695	356,349
* #	Cal Dive International, Inc.	15,297	130,177
*	Callon Petroleum Co.	3,000	30,960
* #	Cameron International Corp.	28,071	681,002
	CARBO Ceramics, Inc.	3,190	138,031
* #	Carrizo Oil & Gas, Inc.	4,100	95,899
	Chesapeake Energy Corp.	75,717	1,663,502
	Chevron Corp.	222,550	16,602,230
	Cimarex Energy Co.	11,793	477,145
*	Clayton Williams Energy, Inc.	1,100	53,273
* #	CNX Gas Corp.	20,798	525,981
*	Complete Production Services, Inc.	10,259	127,109
* #	Comstock Resources, Inc.	6,100	301,462
	ConocoPhillips	200,788	10,444,992
	CONSOL Energy, Inc.	23,570	739,862
*	Contango Oil & Gas Co.	2,300	126,500
*	CREDO Petroleum Corp.	1,676	14,665
#	Crosstex Energy, Inc.	5,736	58,565
* #	Crusader Energy Group, Inc.	25,006	50,012
*	Dawson Geophysical Co.	1,100	26,983
* #	Delta Petroleum Corp.	13,483	126,740
* #	Denbury Resources, Inc.	32,280	410,279
	Devon Energy Corp.	57,435	4,644,194
#	Diamond Offshore Drilling, Inc.	18,285	1,623,708
* #	Dresser-Rand Group, Inc.	10,930	244,832
* #	Dril-Quip, Inc.	5,650	139,555
	El Paso Corp.	47,954	465,154
*	Encore Acquisition Co.	7,425	231,289
*	Energy Partners, Ltd.	4,434	19,155
#	ENSCO International, Inc.	19,061	724,509
	EOG Resources, Inc.	31,706	2,565,650
*	Evolution Petroleum Corp.	4,053	6,606
*	EXCO Resources, Inc.	23,850	219,181
* #	Exterran Holdings, Inc.	4,839	108,442
	Exxon Mobil Corp.	693,180	51,378,502
* #	FMC Technologies, Inc.	14,282	499,727

13

* #	Forest Oil Corp.	13,067	381,687
#	Foundation Coal Holdings, Inc.	5,900	122,484
#	Frontier Oil Corp.	12,717	167,992
* #	FX Energy, Inc.	6,300	30,807
* #	Gasco Energy, Inc.	500	400
*	Geokinetics, Inc.	1,200	6,840
* #	Geomet, Inc.	6,549	19,320
* #	GeoResources, Inc.	2,107	31,479
* #	GMX Resources, Inc.	2,300	86,825
* #	Goodrich Petroleum Corp.	5,000	138,800
* #	Grey Wolf, Inc.	16,910	108,562
	Gulf Island Fabrication, Inc.	2,000	39,420
*	Gulfmark Offshore, Inc.	2,200	81,400
* #	Gulfport Energy Corp.	6,700	47,235
#	Halliburton Co.	113,661	2,249,351
* #	Harvest Natural Resources, Inc.	4,500	38,205
* #	Helix Energy Solutions Group, Inc.	12,706	134,175
	Helmerich & Payne, Inc.	14,221	487,923
*	Hercules Offshore, Inc.	12,200	88,938
	Hess Corp.	42,810	2,577,590
*	HKN, Inc.	1,800	9,396
	Holly Corp.	6,200	121,706
*	Hornbeck Offshore Services, Inc.	3,800	90,440
* #	Hyperdynamics Corp.	2,661	2,688
* #	International Coal Group, Inc.	22,000	102,960
* #	James River Coal Co.	3,190	61,312
*	Key Energy Group, Inc.	18,690	115,878
*	Kodiak Oil & Gas Corp.	12,100	9,075
#	Lufkin Industries, Inc.	2,010	105,163
	Marathon Oil Corp.	79,794	2,322,005
* #	Mariner Energy, Inc.	4,836	69,590
#	Massey Energy Co.	10,460	241,521
* #	Matrix Service Co.	3,900	47,775
* #	McMoran Exploration Co.	8,500	120,615
*	Meridian Resource Corp.	14,936	17,774
*	Mitcham Industries, Inc.	1,600	8,736
	Murphy Oil Corp.	25,798	1,306,411
*	NATCO Group, Inc. Class A	2,630	55,598
* #	National Coal Corp.	4,300	18,447
* #	National-Oilwell, Inc.	54,027	1,614,867
*	Natural Gas Services Group	1,600	21,200
*	Newfield Exploration Co.	18,389	422,579
*	Newpark Resources, Inc.	13,622	78,326
#	Noble Corp.	20,820	670,612
	Noble Energy, Inc.	23,261	1,205,385
* #	Northern Oil & Gas, Inc.	3,400	18,530
	Occidental Petroleum Corp.	107,379	5,963,830
* #	Oceaneering International, Inc.	7,569	213,219
*	Oil States International, Inc.	6,919	160,036
*	OMNI Energy Services Corp.	4,100	9,225
	Overseas Shipholding Group, Inc.	4,700	176,626
*	Pacific Ethanol, Inc.	2,142	1,928
#	Panhandle Royalty Co.	1,200	30,000
*	Parallel Petroleum Corp.	5,265	21,113
*	Parker Drilling Co.	16,694	85,473

14

	Patterson-UTI Energy, Inc.	20,295	269,315
	Peabody Energy Corp.	19,010	656,035
	Penn Virginia Corp.	5,900	219,303
*	Petrohawk Energy Corp.	26,304	498,461
*	Petroleum Development Corp.	2,200	45,562
* #	PetroQuest Energy, Inc.	7,300	72,635
*	PHI, Inc. Non-Voting	1,871	39,254
* #	Pioneer Drilling Co.	7,865	60,875
	Pioneer Natural Resources Co.	16,781	467,015
*	Plains Exploration & Production Co.	16,335	460,647
* #	PowerSecure International, Inc.	3,200	12,320
*	Pride International, Inc.	24,627	462,741
*	Quest Resource Corp.	3,300	1,402
* #	Quicksilver Resources, Inc.	20,266	212,185
	Range Resources Corp.	20,096	848,453
	Rowan Companies, Inc.	16,238	294,557
#	RPC, Inc.	13,700	145,083
#	Schlumberger, Ltd.	155,400	8,026,410
* #	SEACOR Holdings, Inc.	2,320	155,834
#	Smith International, Inc.	27,865	960,785
* #	Southwestern Energy Co.	39,568	1,409,412
	Spectra Energy Corp.	61,282	1,184,581
	St. Mary Land & Exploration Co.	8,600	214,054
*	Stone Energy Corp.	5,891	178,733
* #	SulphCo, Inc.	9,200	18,400
	Sunoco, Inc.	9,790	298,595
* #	Superior Energy Services, Inc.	11,021	234,968
* #	Superior Well Services, Inc.	3,117	52,210
*	Swift Energy Corp.	2,730	87,578
* #	T-3 Energy Services, Inc.	1,820	43,880
#	Tesoro Petroleum Corp.	13,200	127,644
* #	Teton Energy Corp.	700	1,057
* #	TETRA Technologies, Inc.	10,225	71,166
*	TGC Industries, Inc.	2,350	5,287
#	The Williams Companies, Inc.	45,290	949,731
	Tidewater, Inc.	7,160	312,248
* #	Toreador Resources Corp.	1,200	8,880
* #	Trico Marine Services, Inc.	2,200	19,800
* #	Tri-Valley Corp.	3,900	18,525
* #	TXCO Resources, Inc.	5,200	27,248
*	Union Drilling, Inc.	3,300	18,084
*	Unit Corp.	6,846	256,999
* #	VAALCO Energy, Inc.	7,100	37,630
	Valero Energy Corp.	64,194	1,321,113
* #	Venoco, Inc.	6,652	28,138
* #	VeraSun Energy Corp.	8,263	4,214
#	W&T Offshore, Inc.	11,133	213,420
* #	Warren Resources, Inc.	9,100	48,139
* #	Weatherford International, Ltd.	89,920	1,517,850
* #	Westmoreland Coal Co.	1,200	11,820
*	Whiting Petroleum Corp.	6,150	319,738
#	World Fuel Services Corp.	2,275	48,753
	XTO Energy, Inc.	64,901	2,333,191
Total Energy			152,628,070

15

Financials — (10.5%)
	1st Source Corp.	3,790	81,333
	21st Century Holding Co.	1,200	6,504
	Abington Bancorp, Inc.	3,523	36,463
#	Advance America, Cash Advance Centers, Inc.	9,200	24,656
	Advanta Corp. Class A	1,800	4,266
#	Advanta Corp. Class B	5,290	23,911
* #	Affiliated Managers Group, Inc.	5,456	253,049
	AFLAC, Inc.	51,119	2,263,549
* #	Allegheny Corp.	945	266,490
	Allstate Corp.	71,986	1,899,711
* #	Alphatec Holdings, Inc.	5,100	20,043
*	AmComp, Inc.	1,800	21,852
#	Amcore Financial, Inc.	1,017	4,729
	American Bancorp of New Jersey, Inc.	2,100	18,900
#	American Capital, Ltd.	18,950	266,247
	American Equity Investment Life Holding Co.	6,690	30,239
	American Express Co.	114,440	3,147,100
	American Financial Group, Inc.	16,600	377,318
	American National Insurance Co.	1,877	128,162
	American Physicians Capital, Inc.	900	36,819
	American River Bankshares	840	8,988
#	American West Bancorporation	2,033	2,460
* #	AmeriCredit Corp.	10,100	59,186
	Ameriprise Financial, Inc.	28,444	614,390
	Ameris Bancorp	1,900	20,976
*	Amerisafe, Inc.	2,988	51,513
* #	AmeriServe Financial, Inc.	2,100	5,166
	AmTrust Financial Services, Inc.	4,100	40,262
	Anchor Bancorp Wisconsin, Inc.	372	2,120
	AON Corp.	30,335	1,283,170
	Arrow Financial Corp.	1,596	41,480
#	Asset Acceptance Capital Corp.	4,197	34,038
	Associated Banc-Corp.	9,175	202,400
	Assurant, Inc.	13,645	347,675
#	ASTA Funding, Inc.	400	1,360
	Astoria Financial Corp.	12,090	229,952
	Atlantic Coast Federal Corp.	1,599	10,409
* #	B of I Holding, Inc.	900	4,140
#	BancFirst Corp.	2,300	115,920
#	BancorpSouth, Inc.	10,803	262,189
#	BancTrust Financial Group, Inc.	2,903	36,171
	Bank Mutual Corp.	7,500	86,475
	Bank of America Corp.	181,887	4,396,209
* #	Bank of Florida Corp.	1,400	8,540
	Bank of Granite Corp.	1,606	6,183
#	Bank of Hawaii Corp.	6,300	319,473
	Bank of New York Mellon Corp.	150,896	4,919,210
#	Bank of the Ozarks, Inc.	2,040	62,016
#	BankAtlantic Bancorp, Inc.	660	4,072
	BankFinancial Corp.	2,130	25,965
#	BankUnited Financial Corp. Class A	100	46
#	BB&T Corp.	68,853	2,468,380
	Benjamin Franklin Bancorp, Inc.	700	9,093
#	Berkshire Hills Bancorp, Inc.	1,568	40,815

16

	BGC Partners, Inc. Class A	4,778	19,542
#	BlackRock, Inc.	14,410	1,892,609
#	BOK Financial Corp.	8,929	427,163
#	Boston Private Financial Holdings, Inc.	80	707
* #	Broadpoint Securities Group, Inc.	10,695	31,550
	Brookline Bancorp, Inc.	8,400	98,280
#	Brooklyn Federal Bancorp, Inc.	100	1,450
#	Brown & Brown, Inc.	18,460	378,799
	Cadence Financial Corp.	1,800	13,500
	Camden National Corp.	900	26,325
#	Capital City Bank Group, Inc.	2,796	78,288
#	Capital Corp. of the West	1,400	3,220
	Capital One Financial Corp.	23,501	919,359
#	Capital Southwest Corp.	544	55,488
#	Capitol Bancorp, Ltd.	2,300	23,552
#	Capitol Federal Financial	10,389	483,192
	Cardinal Financial Corp.	4,100	25,584
	Cascade Financial Corp.	500	3,475
#	Cash America International, Inc.	3,335	117,959
#	Cathay General Bancorp	5,189	127,027
* #	CB Richard Ellis Group, Inc.	25,800	180,858
	Center Bancorp, Inc.	1,708	17,422
	Center Financial Corp.	2,200	22,660
*	Central Jersey Bancorp	1,260	8,618
	Central Pacific Financial Corp.	4,000	62,400
	Chemical Financial Corp.	3,399	89,292
	Chubb Corp.	34,086	1,766,337
	Cincinnati Financial Corp.	7,507	195,107
	Citigroup, Inc.	522,209	7,128,153
	Citizens Community Bancorp, Inc.	600	3,546
	Citizens First Bancorp, Inc.	500	1,475
#	Citizens Republic Bancorp, Inc.	7,514	22,166
* #	Citizens, Inc.	6,415	54,463
#	City Holding Co.	2,200	92,048
#	City National Corp.	6,300	337,239
#	Clifton Savings Bancorp, Inc.	4,183	45,595
	CME Group, Inc.	6,100	1,721,115
	CNA Financial Corp.	30,349	472,230
*	CNA Surety Corp.	7,600	105,260
#	CoBiz Financial, Inc.	2,100	24,444
#	Cohen & Steers, Inc.	3,700	67,229
	Columbia Banking System, Inc.	1,711	27,239
	Comerica, Inc.	8,373	231,011
*	Command Security Corp.	631	2,082
#	Commerce Bancshares, Inc.	9,059	428,310
* #	Community Bancorp	200	644
#	Community Bank System, Inc.	3,887	96,981
	Community Trust Bancorp, Inc.	2,090	69,764
#	Compass Diversified Holdings	4,512	55,046
* #	CompuCredit Corp.	5,700	14,706
*	Conseco, Inc.	14,495	26,961
	Consolidated-Tokoma Land Co.	600	22,140
*	Consumer Portfolio Services, Inc.	623	673
*	Core-Mark Holding Co., Inc.	1,200	23,724
#	Corus Bankshares, Inc.	7,139	15,706

17

*	Cowen Group, Inc.	600	4,242
*	Crescent Financial Corp.	1,840	9,844
	Cullen Frost Bankers, Inc.	8,320	465,670
#	CVB Financial Corp.	13,213	167,277
*	Dearborn Bancorp, Inc.	105	318
	Delphi Financial Group, Inc. Class A	5,020	79,065
* #	Diamond Hill Investment Group, Inc.	293	18,632
	Dime Community Bancshares	5,800	96,860
	Discover Financial Services	66,540	815,115
*	Dollar Financial Corp.	3,000	34,890
	Donegal Group, Inc. Class A	3,297	54,005
* #	E*TRADE Financial Corp.	9,300	16,926
#	East West Bancorp, Inc.	6,600	114,510
	Eastern Insurance Holdings, Inc.	1,500	14,085
#	Eaton Vance Corp.	11,370	250,140
#	EMC Insurance Group, Inc.	1,000	24,460
	Employers Holdings, Inc.	7,200	91,872
*	Encore Bancshares, Inc.	200	3,338
*	Encore Capital Group, Inc.	3,200	29,952
	Enterprise Financial Services Corp.	1,766	32,759
	Erie Indemnity Co.	6,894	256,388
#	ESSA Bancorp, Inc.	2,588	35,870
*	ExlService Holdings, Inc.	3,600	26,280
#	F.N.B. Corp.	4,253	55,714
	FBL Financial Group, Inc. Class A	3,582	62,542
* #	FCStone Group, Inc.	1,350	8,032
#	Federal Agriculture Mortgage Corp. Class C	300	1,740
	Federated Investors, Inc.	8,050	194,810
	Fidelity National Financial, Inc.	14,299	128,834
	Fidelity Southern Corp.	1,005	3,467
#	Fifth Third Bancorp	33,506	363,540
#	Financial Federal Corp.	3,950	91,442
*	First Acceptance Corp.	7,000	21,350
	First American Corp.	7,900	161,239
#	First Bancorp	2,300	40,250
#	First Busey Corp.	5,181	96,574
* #	First Cash Financial Services, Inc.	4,200	64,554
	First Citizens BancShares, Inc.	100	15,292
#	First Commonwealth Financial Corp.	11,190	123,761
#	First Community Bancshares, Inc.	1,500	46,950
	First Defiance Financial Corp.	2,382	23,939
	First Financial Bancorp	5,694	76,584
	First Financial Bankshares, Inc.	2,790	151,190
	First Financial Corp.	1,700	71,876
	First Financial Holdings, Inc.	400	8,680
#	First Horizon National Corp.	780	9,290
	First Merchants Corp.	1,745	38,407
*	First Mercury Financial Corp.	1,200	12,948
#	First Midwest Bancorp, Inc.	2,905	64,520
	First Niagara Financial Group, Inc.	16,396	258,565
	First Place Financial Corp.	1,100	7,557
* #	First Regional Bancorp	1,800	9,900
	First Security Group, Inc.	1,628	12,194
#	First South Bancorp, Inc.	1,991	27,974
#	First State Bancorporation	274	1,014

18

* #	FirstCity Financial Corp.	66	214
	FirstMerit Corp.	11,240	262,117
#	Flagstar Bancorp, Inc.	16,600	31,540
	Flushing Financial Corp.	2,428	37,755
	FNB United Corp.	1,207	7,761
#	Forest City Enterprises, Inc. Class A	6,004	71,388
	Forest City Enterprises, Inc. Class B	3,286	39,563
*	Forestar Real Estate Group, Inc.	100	875
* #	FPIC Insurance Group, Inc.	1,000	44,760
	Franklin Resources, Inc.	18,843	1,281,324
#	Frontier Financial Corp.	6,500	43,290
#	Fulton Financial Corp.	16,109	169,144
* #	GAINSCO, INC.	460	557
#	Gallagher (Arthur J.) & Co.	12,339	300,578
#	GAMCO Investors, Inc.	1,148	43,704
	Genworth Financial, Inc.	58,040	280,914
	German American Bancorp, Inc.	1,900	21,660
#	GFI Group, Inc.	14,400	46,224
#	Glacier Bancorp, Inc.	9,084	183,224
	Great Southern Bancorp, Inc.	483	5,144
#	Greene Bancshares, Inc.	2,000	39,500
#	Greenhill & Co., Inc.	3,500	230,895
#	Grubb & Ellis Co.	8,130	12,439
* #	Guaranty Bancorp	7,400	31,524
*	Hallmark Financial Services, Inc.	2,700	17,550
#	Hancock Holding Co.	4,300	189,888
#	Hanmi Financial Corp.	500	2,000
	Hanover Insurance Group, Inc.	6,830	268,077
	Harleysville Group, Inc.	4,195	132,478
	Harleysville National Corp.	4,447	61,680
* #	Harris & Harris Group, Inc.	3,800	19,000
	Hartford Financial Services Group, Inc.	38,430	396,598
	HCC Insurance Holdings, Inc.	13,725	302,773
#	Heartland Financial USA, Inc.	2,993	71,084
#	Heritage Commerce Corp.	490	6,341
	Heritage Financial Corp.	905	11,050
	Heritage Financial Group	1,785	17,663
*	HFF, Inc.	400	1,016
*	Hilltop Holdings, Inc.	8,100	76,140
	Home Bancshares, Inc.	2,684	69,891
	Home Federal Bancorp, Inc.	2,731	31,652
	HopFed Bancorp, Inc.	200	2,164
	Horace Mann Educators Corp.	2,800	22,288
#	Horizon Financial Corp.	483	2,903
*	HouseValues, Inc.	2,600	6,916
	Hudson City Bancorp, Inc.	74,066	1,393,181
	IBERIABANK Corp.	1,925	98,059
	Imperial Capital Bancorp, Inc.	300	1,548
	Independence Holding Co.	2,500	16,325
	Independent Bank Corp. (MA)	2,695	77,535
#	Independent Bank Corp. (MI)	1,000	3,670
	Infinity Property & Casualty Corp.	800	31,856
	Integra Bank Corp.	2,200	13,266
*	IntercontinentalExchange, Inc.	8,717	745,827
*	International Assets Holding Corp.	1,100	17,754

19

	International Bancshares Corp.	9,940	258,142
	Intervest Bancshares Corp.	754	4,509
*	Investment Technology Group, Inc.	6,054	123,562
*	Investors Bancorp, Inc.	16,500	236,940
#	Irwin Financial Corp.	2,000	4,400
	Janus Capital Group, Inc.	22,900	268,846
#	Jefferies Group, Inc.	21,260	336,546
	Jones Lang LaSalle, Inc.	4,200	138,264
	JPMorgan Chase & Co.	394,542	16,274,857
* #	KBW, Inc.	2,400	70,272
#	Kearny Financial Corp.	12,000	138,360
	KeyCorp	20,947	256,182
#	K-Fed Bancorp	1,491	12,539
*	Knight Capital Group, Inc.	13,900	200,994
	Lakeland Bancorp, Inc.	2,835	31,242
	Lakeland Financial Corp.	2,100	47,145
	LandAmerica Financial Group, Inc.	1,440	14,184
	Legacy Bancorp, Inc.	1,200	15,648
	Legg Mason, Inc.	11,695	259,512
#	Leucadia National Corp.	30,010	805,468
#	Life Partners Holdings, Inc.	1,800	72,324
	Lincoln National Corp.	31,237	538,526
*	Liquidity Services, Inc.	3,400	28,560
	LNB Bancorp, Inc.	840	5,846
	Loews Corp.	46,942	1,558,944
*	LoopNet, Inc.	3,700	28,009
#	M&T Bank Corp.	14,938	1,211,472
#	Macatawa Bank Corp.	4,110	20,591
#	MainSource Financial Group, Inc.	3,014	53,830
*	Markel Corp.	1,108	388,731
*	MarketAxess Holdings, Inc.	300	1,716
*	Marlin Business Services, Inc.	2,700	10,692
	Marsh & McLennan Companies, Inc.	68,765	2,016,190
	Marshall & Ilsley Corp.	15,917	286,984
#	Mastercard, Inc.	5,940	878,051
	MB Financial, Inc.	5,050	150,035
#	MBT Financial Corp.	1,485	6,519
	MCG Capital Corp.	1,871	1,534
	Meadowbrook Insurance Group, Inc.	5,317	28,021
	Medallion Financial Corp.	3,200	25,888
	Mercantile Bank Corp.	105	1,017
	Mercer Insurance Group, Inc.	1,116	14,636
	Merchants Bancshares, Inc.	894	19,275
#	Mercury General Corp.	8,016	411,782
* #	Meridian Interstate Bancorp, Inc.	100	970
	Merrill Lynch & Co., Inc.	29,592	550,115
	MetLife, Inc.	83,622	2,777,923
#	Midwest Banc Holdings, Inc.	4,200	12,642
	Moody’s Corp.	31,850	815,360
	Morgan Stanley	145,850	2,547,999
* #	Move, Inc.	1,158	1,945
#	Nara Bancorp, Inc.	3,000	33,000
#	National City Corp.	1	3
#	National Interstate Corp.	1,500	26,250
#	National Penn Bancshares, Inc.	11,537	195,437

20

	Nationwide Financial Services, Inc.	5,400	255,474
*	Navigators Group, Inc.	2,300	116,173
#	NBT Bancorp, Inc.	4,884	136,166
	Nelnet, Inc. Class A	6,240	91,291
	New England Bancshares, Inc.	1,000	9,455
	New Westfield Financial, Inc.	5,500	56,925
	New York Community Bancorp, Inc.	29,505	462,048
#	NewAlliance Bancshares, Inc.	16,500	227,700
	NewBridge Bancorp	1,600	6,032
* #	NewStar Financial, Inc.	2,600	14,066
*	Nexity Financial Corp.	300	450
	Northeast Community Bancorp, Inc.	1,876	14,530
	Northern Trust Corp.	27,600	1,554,156
	Northrim Bancorp, Inc.	600	7,914
	Northwest Bancorp, Inc.	7,000	185,500
	NYMAGIC, Inc.	400	6,980
	NYSE Euronext, Inc.	15,700	473,826
	OceanFirst Financial Corp.	1,926	31,952
* #	Ocwen Financial Corp.	8,900	59,630
	Odyssey Re Holdings Corp.	9,400	370,736
	Old National Bancorp	10,275	194,608
	Old Republic International Corp.	18,787	173,028
#	Old Second Bancorp, Inc.	1,800	24,300
	optionsXpress Holding, Inc.	4,150	73,704
* #	Oritani Financial Corp.	6,047	103,283
#	Pacific Capital Bancorp	6,533	128,308
	Pacific Mercantile Bancorp	1,525	6,405
#	Park National Corp.	2,100	152,775
#	Peapack-Gladstone Financial Corp.	1,170	37,475
* #	Pennsylvania Commerce Bancorp, Inc.	200	5,950
* #	Penson Worldwide, Inc.	3,900	27,846
	Peoples Bancorp, Inc.	1,397	26,753
	People’s United Financial, Inc.	46,083	806,452
*	Philadelphia Consolidated Holding Corp.	8,740	511,203
*	PICO Holdings, Inc.	2,641	66,131
* #	Pinnacle Financial Partners, Inc.	3,600	105,336
* #	Piper Jaffray Companies, Inc.	1,004	39,608
*	PMA Capital Corp. Class A	1,000	4,620
#	PMI Group, Inc.	1,614	4,019
#	PNC Financial Services Group, Inc.	45,559	3,037,419
* #	Portfolio Recovery Associates, Inc.	2,500	89,700
	Preferred Bank	500	3,495
	Presidential Life Corp.	1,100	10,318
	Principal Financial Group, Inc.	32,014	607,946
#	PrivateBancorp, Inc.	4,200	151,242
*	ProAssurance Corp.	4,300	236,285
#	Progressive Corp.	51,085	728,983
	Prosperity Bancshares, Inc.	6,800	225,828
	Protective Life Corp.	9,500	79,325
#	Provident Bankshares Corp.	4,186	44,665
	Provident Financial Holdings, Inc.	100	575
#	Provident Financial Services, Inc.	10,166	149,034
	Provident New York Bancorp	6,130	73,805
	Prudential Financial, Inc.	50,744	1,522,320
#	QC Holdings, Inc.	2,796	22,536

21

	Rainier Pacific Financial Group, Inc.	700	3,150
#	Raymond James Financial, Inc.	15,573	362,695
	Regions Financial Corp.	7,802	86,524
*	Reinsurance Group of America, Inc. Class A	5,400	201,636
*	Reinsurance Group of America, Inc. Class B	7,388	273,652
#	Renasant Corp.	3,700	77,552
#	Republic Bancorp, Inc. Class A	105	2,417
*	Republic First Bancorp, Inc.	1,100	8,800
	Resource America, Inc.	2,300	13,225
	Riverview Bancorp, Inc.	1,705	8,150
	RLI Corp.	3,330	191,109
#	Rockville Financial, Inc.	3,373	43,883
	Roma Financial Corp.	4,086	59,451
	Rome Bancorp, Inc.	597	6,027
#	S&T Bancorp, Inc.	4,332	147,721
#	S.Y. Bancorp, Inc.	2,030	55,906
	Safety Insurance Group, Inc.	2,500	94,975
	Sanders Morris Harris Group, Inc.	3,918	28,993
#	Sandy Spring Bancorp, Inc.	1,969	42,274
	SCBT Financial Corp.	1,583	53,648
	Schwab (Charles) Corp.	149,107	2,850,926
*	Seabright Insurance Holdings	1,460	15,272
#	Seacoast Banking Corp. of Florida	2,900	25,752
#	Security Bank Corp.	3,328	6,589
	SEI Investments Co.	17,968	317,674
	Selective Insurance Group, Inc.	7,200	171,000
	SI Financial Group, Inc.	1,500	10,425
* #	Signature Bank	4,100	133,578
#	Simmons First National Corp. Class A	1,872	58,069
* #	SLM Corp.	28,600	305,162
#	Smithtown Bancorp, Inc.	1,563	30,744
	Somerset Hills Bancorp	945	8,032
#	South Financial Group, Inc.	500	2,905
	Southern Community Financial Corp.	900	3,492
	Southside Bancshares, Inc.	1,707	41,122
	Southwest Bancorp, Inc.	2,300	33,304
* #	Sovereign Bancorp, Inc.	13,217	38,329
*	Specialty Underwriters’ Alliance, Inc.	792	2,756
	StanCorp Financial Group, Inc.	5,700	194,256
	State Auto Financial Corp.	5,240	138,022
#	State Bancorp, Inc.	2,047	26,079
#	State Street Corp.	37,884	1,642,271
	StellarOne Corp.	3,670	62,390
#	Sterling Bancorp	1,499	23,504
	Sterling Bancshares, Inc.	4,300	34,228
#	Sterling Financial Corp.	1,917	16,275
	Stewart Information Services Corp.	2,175	36,105
*	Stifel Financial Corp.	3,747	163,557
	Student Loan Corp.	1,558	56,867
#	Suffolk Bancorp	1,300	42,185
*	Sun American Bancorp	200	385
*	Sun Bancorp, Inc.	1,217	12,170
	SunTrust Banks, Inc.	11,452	459,683
* #	Superior Bancorp	975	5,392
	Susquehanna Bancshares, Inc.	5,742	88,944

22

* #	Susser Holdings Corp.	100	1,558
*	SVB Financial Group	4,500	231,525
	SWS Group, Inc.	3,900	72,384
	Synovus Financial Corp.	45,515	470,170
#	T. Rowe Price Group, Inc.	32,085	1,268,641
	Taylor Capital Group, Inc.	530	5,962
#	TCF Financial Corp.	16,896	299,735
* #	TD Ameritrade Holding Corp.	76,144	1,011,954
* #	Tejon Ranch Co.	1,671	48,559
#	Temecula Valley Bancorp, Inc.	700	2,415
*	Tennessee Commerce Bancorp, Inc.	700	7,154
* #	Texas Capital Bancshares, Inc.	4,203	75,024
	TFS Financial Corp.	43,340	566,454
*	The Bancorp, Inc.	1,500	5,610
#	The Colonial BancGroup, Inc.	1,200	4,908
	The Goldman Sachs Group, Inc.	50,490	4,670,325
*	The NASDAQ OMX Group, Inc.	15,930	517,088
#	The Phoenix Companies, Inc.	4,100	26,527
* #	The St. Joe Corp.	6,402	197,950
	The Travelers Companies, Inc.	78,310	3,332,090
	Thomas Properties Group, Inc.	2,051	14,254
* #	Thomas Weisel Partners Group, Inc.	1,950	10,959
#	TIB Financial Corp.	918	4,140
	Tompkins Financial Corp.	1,449	71,001
	Torchmark Corp.	11,728	489,879
#	Tower Group, Inc.	3,400	71,502
*	Tradestation Group, Inc.	3,740	29,284
	Transatlantic Holdings, Inc.	9,227	395,377
*	Tree.com, Inc.	1,041	2,821
	TriCo Bancshares	462	9,951
#	TrustCo Bank Corp.	10,000	121,700
#	Trustmark Corp.	8,049	165,165
#	U.S. Bancorp	232,680	6,936,191
#	UCBH Holdings, Inc.	3,000	15,840
#	UMB Financial Corp.	5,500	249,315
#	Umpqua Holdings Corp.	8,445	143,734
#	Union Bankshares Corp.	2,400	57,192
	United Bankshares, Inc.	6,100	194,590
#	United Community Banks, Inc.	3,375	44,280
	United Community Financial Corp.	4,500	21,105
	United Financial Bancorp, Inc.	2,642	36,988
#	United Fire & Casualty Co.	3,165	73,333
*	United PanAm Financial Corp.	1,873	3,278
#	United Security Bancshares	1,824	25,536
	United Western Bancorp, Inc.	1,300	14,755
#	Unitrin, Inc.	4,400	92,400
*	Universal American Corp.	10,371	91,783
	Universal Insurance Holdings, Inc.	1,586	4,250
	Univest Corp. of Pennsylvania	1,893	58,569
	Unum Group	44,438	699,898
#	Valley National Bancorp	17,993	341,867
#	ViewPoint Financial Group	4,000	68,000
	W. R. Berkley Corp.	23,280	611,566
	Wachovia Corp.	48,286	309,513
	Waddell & Reed Financial, Inc.	12,000	174,240

23

#	Washington Federal, Inc.	5,582	98,355
	Washington Trust Bancorp, Inc.	1,939	41,339
* #	Waterstone Financial, Inc.	3,531	29,131
	Webster Financial Corp.	2,185	40,510
	Wells Fargo & Co.	436,033	14,846,924
	Wesbanco, Inc.	2,764	75,126
	Wesco Financial Corp.	888	293,031
#	West Bancorporation	2,033	25,412
#	West Coast Bancorp	2,100	18,312
#	Westamerica Bancorporation	3,900	223,275
*	Western Alliance Bancorp	2,800	41,468
#	Westwood Holdings Group, Inc.	1,000	38,350
	White Mountains Insurance Group, Ltd.	1,497	515,716
#	Whitney Holding Corp.	2,900	55,100
*	Willis Group Holdings, Ltd.	72	1,889
	Willow Financial Bancorp, Inc.	2,570	22,230
#	Wilmington Trust Corp.	6,500	187,590
#	Wilshire Bancorp, Inc.	4,528	49,944
#	Wintrust Financial Corp.	2,950	75,520
* #	World Acceptance Corp.	1,800	33,264
#	Yadkin Valley Financial Corp.	1,900	28,291
	Zenith National Insurance Corp.	5,898	193,808
	Zions Bancorporation	5,501	209,643
*	ZipRealty, Inc.	3,331	9,627
Total Financials			153,201,079

Health Care — (12.3%)
*	A.D.A.M., Inc.	1,400	6,006
* #	Abaxis, Inc.	600	9,222
	Abbott Laboratories	203,035	11,197,380
* #	ABIOMED, Inc.	5,100	74,358
* #	Abraxis Bioscience, Inc.	419	26,539
* #	Acadia Pharmaceuticals, Inc.	5,263	10,000
*	Accelrys, Inc.	3,715	17,795
*	Accuray, Inc.	1,800	11,376
* #	Achillion Pharmaceuticals, Inc.	666	1,066
* #	Acorda Therapeutics, Inc.	5,600	114,240
*	Adolor Corp.	7,438	23,430
* #	Advanced Medical Optics, Inc.	8,762	54,062
	Aetna, Inc.	64,705	1,609,213
*	Affymax, Inc.	2,211	29,627
*	Air Methods Corp.	1,700	28,526
* #	Akorn, Inc.	7,642	23,767
*	Albany Molecular Research, Inc.	4,200	53,130
*	Alexion Pharmaceuticals, Inc.	11,700	476,775
* #	Alexza Pharmaceuticals, Inc.	4,200	11,970
* #	Align Technology, Inc.	2,600	18,018
* #	Alkermes, Inc.	12,770	126,168
#	Allergan, Inc.	36,810	1,460,253
*	Alliance Imaging, Inc.	7,800	63,570
*	Allied Healthcare International, Inc.	6,736	9,767
*	Allion Healthcare, Inc.	4,100	17,753
*	Allos Therapeutics, Inc.	10,300	75,293
#	Allscripts-Misys Healthcare Solutions, Inc.	9,300	60,450
*	Almost Family, Inc.	1,200	57,792

24

* #	Alnylam Pharmaceuticals, Inc.	5,800	133,400
	Alpharma, Inc. Class A	6,600	206,646
* #	AMAG Pharmaceuticals, Inc.	1,600	48,928
* #	Amedisys, Inc.	3,934	221,917
*	America Services Group, Inc.	1,200	10,524
*	American Caresource Holding, Inc.	2,740	20,550
*	American Dental Partners, Inc.	2,134	18,630
*	American Medical Systems Holdings, Inc.	8,100	87,642
* #	AMERIGROUP Corp.	7,500	187,500
	AmerisourceBergen Corp.	16,430	513,766
*	Amgen, Inc.	139,670	8,364,836
*	AMICAS, Inc.	5,700	10,545
*	AMN Healthcare Services, Inc.	3,400	30,566
* #	Amsurg Corp.	5,146	128,341
* #	Amylin Pharmaceuticals, Inc.	17,507	178,746
*	Anadys Pharmaceuticals, Inc.	5,600	12,264
#	Analogic Corp.	1,341	59,219
* #	Anesiva, Inc.	2,735	1,997
*	AngioDynamics, Inc.	2,250	28,350
*	Anika Therapeutics, Inc.	1,588	9,576
	Applied Biosystems, Inc.	22,300	687,509
* #	Ardea Biosciences, Inc.	2,300	23,345
* #	Arena Pharmaceuticals, Inc.	4,661	17,152
* #	Ariad Pharmaceuticals, Inc.	7,800	15,522
*	Arqule, Inc.	6,233	17,203
* #	Array BioPharma, Inc.	3,100	15,252
* #	ArthroCare Corp.	2,100	43,638
* #	Aspect Medical Systems, Inc.	1,900	6,270
*	Assisted Living Concepts, Inc.	6,979	34,686
*	AtriCure, Inc.	2,483	16,065
*	ATS Medical, Inc.	9,006	23,866
* #	Auxilium Pharmaceuticals, Inc.	5,698	111,966
* #	Avalon Pharmaceuticals, Inc.	2,575	979
* #	Avigen, Inc.	5,692	3,415
	Bard (C.R.), Inc.	13,430	1,185,197
*	Barr Laboratories, Inc.	14,325	920,524
	Baxter International, Inc.	81,721	4,943,303
	Beckman Coulter, Inc.	3,800	189,696
	Becton Dickinson & Co.	19,500	1,353,300
* #	BioCryst Pharmaceuticals, Inc.	4,597	7,355
* #	Biogen Idec, Inc.	20,875	888,231
*	Bio-Imaging Technologies, Inc.	2,162	8,778
* #	BioLase Technology, Inc.	1,000	1,740
* #	BioMarin Pharmaceutical, Inc.	11,250	206,100
* #	BioMimetic Therapeutics, Inc.	600	4,908
* #	Bio-Rad Laboratories, Inc. Class A	3,713	317,016
*	Bio-Reference Laboratories, Inc.	1,800	44,262
* #	BioSante Pharmaceuticals, Inc.	3,800	12,274
*	BioScrip, Inc.	5,400	16,200
* #	BioSphere Medical, Inc.	2,293	6,076
* #	Boston Scientific Corp.	198,070	1,788,572
* #	Bovie Medical Corp.	2,444	15,519
	Bristol-Myers Squibb Co.	262,340	5,391,087
#	Brookdale Senior Living, Inc.	3,994	34,428
*	Bruker BioSciences Corp.	23,142	94,651

25

* #	BSD Medical Corp.	2,800	14,280
*	Cadence Pharmaceuticals, Inc.	4,900	31,997
* #	Caliper Life Sciences, Inc.	6,874	9,624
	Cambrex Corp.	980	4,410
*	Candela Corp.	1,938	1,298
*	Cantel Medical Corp.	2,444	23,462
*	Capital Senior Living Corp.	4,900	22,001
*	Caraco Pharmaceutical Laboratories, Ltd.	3,900	39,663
*	Cardiac Science Corp.	3,085	28,783
* #	Cardica, Inc.	2,000	10,860
	Cardinal Health, Inc.	43,752	1,671,326
* #	Cardium Therapeutics, Inc.	3,800	3,325
*	CAS Medical Systems, Inc.	1,900	7,087
*	Catalyst Health Solutions, Inc.	4,821	81,330
*	Celera Corp.	12,100	136,851
* #	Celgene Corp.	59,990	3,854,957
* #	Celldex Therapeutics, Inc.	2,100	16,275
* #	Centene Corp.	6,100	114,924
* #	Cephalon, Inc.	9,195	659,465
* #	Cepheid, Inc.	4,900	58,163
* #	Cerner Corp.	10,300	383,469
*	Cerus Corp.	600	1,098
* #	Charles River Laboratories International, Inc.	7,735	277,145
#	Chemed Corp.	1,700	74,443
	Cigna Corp.	37,100	604,730
* #	Cleveland Biolabs, Inc.	1,800	5,490
* #	Clinical Data, Inc.	2,058	22,638
* #	Columbia Laboratories, Inc.	6,900	10,833
* #	CombiMatrix Corp.	1,107	6,996
*	Community Health Systems, Inc.	13,921	285,380
#	Computer Programs & Systems, Inc.	1,753	48,541
* #	Conceptus, Inc.	3,000	48,600
* #	CONMED Corp.	4,485	117,507
*	Continucare Corp.	6,400	15,104
#	Cooper Companies, Inc.	5,365	88,415
*	Corvel Corp.	1,750	46,935
* #	Covance, Inc.	8,539	426,950
*	Coventry Health Care, Inc.	10,609	139,933
* #	CPEX Pharmaceuticals, Inc.	330	3,844
*	Cross Country Healthcare, Inc.	4,000	45,280
*	CryoLife, Inc.	4,000	53,600
*	Cubist Pharmaceuticals, Inc.	7,490	190,171
*	Cutera, Inc.	450	3,829
* #	CV Therapeutics, Inc.	8,500	79,305
* #	Cyberonics, Inc.	1,600	20,384
* #	Cyclacel Pharmaceuticals, Inc.	2,000	920
*	Cynosure, Inc. Class A	1,468	12,860
* #	Cypress Bioscience, Inc.	3,400	18,496
*	Cytokinetics, Inc.	7,194	20,503
* #	Cytori Therapeutics, Inc.	4,500	18,000
	Datascope Corp.	2,428	121,813
*	DaVita, Inc.	14,170	804,147
* #	Dendreon Corp.	7,651	37,643
#	DENTSPLY International, Inc.	19,441	590,618
*	DepoMed, Inc.	6,600	14,256

26

* #	Dexcom, Inc.	4,400	19,888
*	Dialysis Corp. of America	2,100	15,981
*	Digirad Corp.	1,500	1,260
* #	Dionex Corp.	1,850	99,585
*	Durect Corp.	2,500	10,275
* #	DUSA Pharmaceuticals, Inc.	1,900	2,071
* #	Dyax Corp.	6,400	21,440
* #	Dynavax Technologies Corp.	4,171	1,251
* #	Eclipsys Corp.	4,800	71,280
* #	Edwards Lifesciences Corp.	7,600	401,584
	Eli Lilly & Co.	128,655	4,351,112
*	Emergency Medical Services Corp. Class A	1,900	62,434
* #	Emergent Biosolutions, Inc.	3,579	64,458
* #	Emeritus Corp.	3,218	37,104
* #	Emisphere Technologies, Inc.	1,634	1,993
*	Encision, Inc.	100	120
* #	Endo Pharmaceuticals Holdings, Inc.	11,953	221,130
*	Endologix, Inc.	4,600	9,522
* #	Enzo Biochem, Inc.	5,466	31,539
* #	Enzon Pharmaceuticals, Inc.	917	4,557
*	EPIX Pharmaceuticals, Inc.	3,281	1,181
* #	eResearch Technology, Inc.	7,000	45,220
*	etrials Worldwide, Inc.	1,900	2,090
* #	ev3, Inc.	15,128	97,878
* #	Evotec AG Sponsored ADR	183	472
* #	Exact Sciences Corp.	985	502
*	Exactech, Inc.	1,795	36,259
* #	Exelixis, Inc.	14,600	50,224
*	Express Scripts, Inc.	32,655	1,979,220
* #	Five Star Quality Care, Inc.	4,430	8,683
*	Forest Laboratories, Inc.	18,998	441,324
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	20,411
*	Genentech, Inc.	134,500	11,155,430
* #	Genomic Health, Inc.	2,000	36,860
* #	Gen-Probe, Inc.	6,930	326,126
*	Gentiva Health Services, Inc.	4,577	124,266
* #	GenVec, Inc.	1,250	1,237
*	Genzyme Corp.	35,868	2,614,060
* #	Geron Corp.	7,000	27,860
*	Gilead Sciences, Inc.	121,368	5,564,723
*	Greatbatch, Inc.	1,300	28,275
* #	GTx, Inc.	3,360	47,443
* #	Haemonetics Corp.	3,700	218,522
* #	Halozyme Therapeutics, Inc.	10,170	48,714
*	Hanger Orthopedic Group, Inc.	1,000	16,660
*	Harvard Bioscience, Inc.	5,989	18,566
*	Health Grades, Inc.	1,961	4,216
* #	Health Management Associates, Inc.	32,900	69,090
*	Health Net, Inc.	11,700	150,696
* #	HEALTHSOUTH Corp.	6,810	85,397
*	HealthSpring, Inc.	9,300	153,636
* #	HealthStream, Inc.	2,809	6,320
*	HealthTronics, Inc.	6,495	12,600
*	Healthways, Inc.	4,400	44,440
* #	Henry Schein, Inc.	11,720	548,613

27

#	Hill-Rom Holdings, Inc.	9,105	207,230
* #	Hi-Tech Pharmacal Co., Inc.	1,600	11,664
* #	HLTH Corp.	18,400	152,536
* #	HMS Holdings Corp.	2,900	71,833
* #	Hologic, Inc.	20,064	245,583
*	Home Diagnostics, Inc.	3,161	27,532
	Hooper Holmes, Inc.	200	130
* #	Hospira, Inc.	21,420	595,904
* #	Human Genome Sciences, Inc.	4,100	13,243
*	Humana, Inc.	22,030	651,868
*	Hythiam, Inc.	1,400	896
* #	iBioPharma, Inc.	800	672
*	ICU Medical, Inc.	2,150	68,864
* #	Idenix Pharmaceuticals, Inc.	6,900	38,088
* #	Idera Pharmaceuticals, Inc.	1,993	19,372
* #	IDEXX Laboratories, Inc.	6,962	244,993
*	IDM Pharma, Inc.	4,306	7,062
*	I-Flow Corp.	3,800	21,432
* #	Illumina, Inc.	17,482	538,970
*	ImClone Systems, Inc.	11,378	782,351
* #	Immucor, Inc.	9,425	250,234
* #	ImmunoGen, Inc.	6,184	28,632
* #	Immunomedics, Inc.	1,394	2,091
	IMS Health, Inc.	12,625	181,042
* #	Incyte Corp.	12,800	53,120
* #	Infinity Pharmaceuticals, Inc.	2,600	12,298
* #	Inspire Pharmaceuticals, Inc.	8,100	29,646
* #	Integra LifeSciences Holdings	3,691	138,560
*	IntegraMed America, Inc.	1,494	7,709
*	Interleukin Genetics, Inc.	300	144
* #	InterMune, Inc.	3,100	45,663
*	Intuitive Surgical, Inc.	4,452	769,261
#	Invacare Corp.	4,800	87,312
*	InVentiv Health, Inc.	5,000	47,350
* #	Inverness Medical Innovations, Inc.	7,857	150,462
*	Invitrogen Corp.	11,968	344,559
*	Iridex Corp.	150	342
*	IRIS International, Inc.	2,600	28,990
* #	Isis Pharmaceuticals, Inc.	10,843	152,453
*	ISTA Pharmaceuticals, Inc.	3,277	2,294
* #	Javelin Pharmaceuticals, Inc.	5,600	7,952
	Johnson & Johnson	370,621	22,733,892
* #	Kendle International, Inc.	1,600	28,912
* #	Kensey Nash Corp.	843	21,404
* #	Kindred Healthcare, Inc.	5,200	75,348
*	Kinetic Concepts, Inc.	4,470	108,219
*	King Pharmaceuticals, Inc.	17,140	150,661
* #	K-V Pharmaceutical Co. Class A	3,850	65,450
*	La Jolla Pharmaceutical Co.	5,000	4,600
* #	Laboratory Corp. of America Holdings	14,900	916,201
#	Landauer, Inc.	1,220	65,953
*	Langer, Inc.	1,656	1,225
* #	Lannet Co., Inc.	3,087	8,798
#	LCA-Vision, Inc.	2,150	7,353
* #	Lexicon Pharmaceuticals, Inc.	7,880	12,372

28

* #	LHC Group, Inc.	2,663	93,951
* #	LifePoint Hospitals, Inc.	6,922	165,920
* #	Ligand Pharmaceuticals, Inc. Class B	11,196	23,176
* #	Lincare Holdings, Inc.	10,072	265,397
* #	Luminex Corp.	5,624	104,888
*	Magellan Health Services, Inc.	5,365	198,183
* #	Mannkind Corp.	3,700	13,912
	Martek Biosciences Corp.	5,300	158,099
*	Matrixx Initiatives, Inc.	2,000	32,780
*	Maxygen, Inc.	2,553	10,697
	McKesson Corp.	25,510	938,513
* #	Medarex, Inc.	7,268	51,094
*	MedCath Corp.	1,848	28,496
*	Medco Health Solutions, Inc.	65,500	2,485,725
*	Medical Action Industries, Inc.	1,162	13,363
*	Medical Staffing Network Holdings, Inc.	3,954	1,700
* #	MediciNova, Inc.	940	2,129
#	Medicis Pharmaceutical Corp. Class A	4,000	57,080
* #	Medivation, Inc.	3,090	57,999
*	MEDTOX Scientific, Inc.	1,300	12,805
	Medtronic, Inc.	146,630	5,913,588
#	Mentor Corp.	2,000	33,800
	Merck & Co., Inc.	183,000	5,663,850
#	Meridian Bioscience, Inc.	4,528	111,298
* #	Merit Medical Systems, Inc.	3,511	64,251
*	Metabasis Therapeutics, Inc.	2,900	2,610
* #	Metabolix, Inc.	3,000	28,110
*	Metropolitan Health Networks, Inc.	1,125	2,250
* #	Micromet, Inc.	6,715	27,867
*	Micrus Endovascular Corp.	1,780	21,004
* #	MiddleBrook Pharmaceuticals, Inc.	9,300	12,555
* #	Millipore Corp.	5,417	281,088
* #	Minrad International, Inc.	5,300	3,922
* #	Molecular Insight Pharmaceuticals, Inc.	6,230	31,150
* #	Molina Healthcare, Inc.	1,100	24,497
*	Momenta Pharmaceuticals, Inc.	5,300	48,283
*	MTS Medication Technologies	820	3,239
* #	MWI Veterinary Supply, Inc.	1,200	41,556
* #	Mylan, Inc.	18,725	160,473
*	Myriad Genetics, Inc.	6,200	391,158
*	Nabi Biopharmaceuticals	6,800	26,656
#	National Healthcare Corp.	1,384	56,758
	National Research Corp.	200	5,726
* #	Natus Medical, Inc.	4,000	61,200
* #	Nektar Therapeutics	6,218	34,386
* #	Neogen Corp.	1,950	57,466
* #	Neurocrine Biosciences, Inc.	5,300	21,889
* #	Neurometric, Inc.	1,300	1,690
*	Nighthawk Radiology Holdings, Inc.	3,700	16,983
*	NMT Medical, Inc.	900	981
*	Novacea, Inc.	1,476	1,963
* #	NovaMed, Inc.	3,861	13,668
* #	Novavax, Inc.	3,165	7,121
*	Noven Pharmaceuticals, Inc.	2,900	32,625
*	NPS Pharmaceuticals, Inc.	5,995	41,965

29

*	Nutraceutical International Corp.	1,559	14,265
* #	NuVasive, Inc.	4,730	222,736
* #	NxStage Medical, Inc.	4,300	17,458
*	Obagi Medical Products, Inc.	2,100	17,472
*	Odyssey Healthcare, Inc.	5,550	53,224
	Omnicare, Inc.	17,240	475,307
*	Omnicell, Inc.	5,000	54,900
* #	Omrix Biopharmaceuticals, Inc.	2,100	36,393
*	Onyx Pharmaceuticals, Inc.	5,800	156,484
* #	Optimer Pharmaceuticals, Inc.	3,500	14,525
*	OraSure Technologies, Inc.	5,500	25,355
* #	Orchid Cellmark, Inc.	4,500	5,310
*	OSI Pharmaceuticals, Inc.	7,900	299,805
* #	Osiris Therapeutics, Inc.	4,200	63,714
*	Osteotech, Inc.	3,115	9,937
	Owens & Minor, Inc.	5,300	229,331
* #	OxiGENE, Inc.	3,847	3,193
* #	Pain Therapeutics, Inc.	5,300	48,442
* #	Palomar Medical Technologies, Inc.	406	4,645
*	Par Pharmaceutical Cos, Inc.	2,400	24,000
* #	Parexel International Corp.	6,287	65,385
* #	Patterson Companies, Inc.	14,540	368,298
*	PDI, Inc.	1,874	9,089
#	PDL BioPharma, Inc.	14,116	137,631
*	Pediatrix Medical Group, Inc.	4,800	185,520
* #	Penwest Pharmaceuticals Co.	3,000	3,750
	PerkinElmer, Inc.	16,160	289,910
#	Perrigo Co.	12,967	440,878
	Pfizer, Inc.	647,643	11,469,758
#	Pharmaceutical Products Development Service, Inc.	12,686	393,012
* #	Pharmacopia, Inc.	1,719	1,547
*	Pharmanet Development Group, Inc.	2,550	4,080
*	Phase Forward, Inc.	5,193	74,104
* #	PHC, Inc.	4,100	8,159
* #	Poniard Pharmaceuticals, Inc.	2,887	9,065
* #	Pozen, Inc.	2,100	12,957
* #	Progenics Pharmaceuticals, Inc.	3,900	39,039
*	Prospect Medical Holdings, Inc.	1,583	3,799
* #	ProxyMed, Inc.	300	1
* #	PSS World Medical, Inc.	9,005	163,351
* #	Psychiatric Solutions, Inc.	7,300	243,017
*	QuadraMed Corp.	680	4,046
	Quest Diagnostics, Inc.	26,370	1,234,116
* #	Quidel Corp.	3,570	56,442
* #	Quigley Corp.	1,100	4,026
* #	RadNet, Inc.	4,336	14,916
*	Regeneration Technologies, Inc.	8,524	25,998
* #	Regeneron Pharmaceuticals, Inc.	10,400	200,720
*	RehabCare Group, Inc.	2,800	47,964
*	Repligen Corp.	4,899	19,645
* #	Repros Therapeutics, Inc.	2,053	16,096
*	Res-Care, Inc.	5,000	77,050
* #	ResMed, Inc.	6,100	208,986
* #	Rigel Pharmaceuticals, Inc.	4,900	42,679
*	Rochester Medical Corp.	1,592	19,900

30

* #	Rockwell Medical Technologies, Inc.	1,400	3,556
* #	Salix Pharmaceuticals, Ltd.	8,300	76,360
* #	Sangamo BioSciences, Inc.	5,500	42,955
* #	Savient Pharmaceuticals, Inc.	7,600	36,176
	Schering-Plough Corp.	213,093	3,087,718
* #	Seattle Genetics, Inc.	11,020	113,286
* #	Senomyx, Inc.	359	897
*	SenoRx, Inc.	800	2,112
* #	Sepracor, Inc.	7,000	93,240
* #	Sequenom, Inc.	7,037	126,666
* #	Sirona Dental Systems, Inc.	4,150	66,275
*	Somanetics Corp.	1,600	30,000
* #	Somaxon Pharmaceuticals, Inc.	3,535	3,464
*	Sonic Innovations, Inc.	2,250	3,802
* #	SonoSite, Inc.	1,500	31,605
*	Spectranetics Corp.	4,200	12,600
* #	Spectrum Pharmaceuticals, Inc.	1,600	2,880
*	St. Jude Medical, Inc.	44,966	1,710,057
* #	STAAR Surgical Co.	3,869	9,518
* #	Stereotaxis, Inc.	1,600	6,448
#	Steris Corp.	8,200	279,128
*	Strategic Diagnostics, Inc.	3,491	4,643
#	Stryker Corp.	54,660	2,922,124
* #	Sun Healthcare Group, Inc.	5,300	60,844
*	SunLink Health Systems, Inc.	100	222
* #	Sunrise Senior Living, Inc.	3,098	9,356
* #	SuperGen, Inc.	7,300	9,052
* #	SurModics, Inc.	1,500	39,750
* #	Symmetry Medical, Inc.	3,610	46,641
*	Synovis Life Technologies, Inc.	1,700	29,733
* #	Synta Pharmaceuticals Corp.	3,900	27,612
*	Targacept, Inc.	2,827	16,736
	Techne Corp.	5,233	361,182
* #	Telik, Inc.	369	89
*	Tenet Healthcare Corp.	39,700	173,886
* #	The Medicines Co.	7,600	132,468
*	Theragenics Corp.	4,707	9,179
* #	Theravance, Inc.	6,800	46,104
*	Thermage, Inc.	2,300	4,416
*	Thermo Fisher Scientific, Inc.	53,164	2,158,458
*	Thoratec Corp.	7,860	193,513
*	TorreyPines Therapeutics, Inc.	700	238
*	Transcend Services, Inc.	800	9,040
#	Trimeris, Inc.	2,800	9,156
* #	Triple-S Management Corp.	800	8,168
*	U.S. Physical Therapy, Inc.	2,200	30,536
* #	United Therapeutics Corp.	3,080	268,668
	UnitedHealth Group, Inc.	157,234	3,731,163
#	Universal Health Services, Inc.	6,600	277,464
* #	Uroplasty, Inc.	1,745	2,530
	Utah Medical Products, Inc.	276	7,251
#	Valeant Pharmaceuticals International	12,065	226,460
* #	Varian Medical Systems, Inc.	16,830	765,933
*	Varian, Inc.	2,300	84,755
*	Vascular Solutions, Inc.	2,000	18,820

31

* #	VCA Antech, Inc.	11,400	206,340
*	Vertex Pharmaceuticals, Inc.	19,300	505,853
* #	Vical, Inc.	6,307	10,343
* #	ViroPharma, Inc.	10,700	134,178
* #	Vital Images, Inc.	1,500	19,575
*	Vivus, Inc.	10,500	63,945
* #	VNUS Medical Technologies	2,100	32,403
* #	Volcano Corp.	6,670	103,718
*	Waters Corp.	12,530	548,814
*	Watson Pharmaceuticals, Inc.	10,740	281,066
*	WellPoint, Inc.	41,346	1,607,119
#	West Pharmaceutical Services, Inc.	2,795	111,576
* #	Wright Medical Group, Inc.	5,411	125,427
	Wyeth	178,504	5,744,259
* #	XenoPort, Inc.	3,400	141,474
* #	XOMA, Ltd.	1,388	1,735
	Young Innovations, Inc.	1,500	25,500
*	Zimmer Holdings, Inc.	19,546	907,521
* #	Zoll Medical Corp.	2,700	65,016
* #	Zymogenetics, Inc.	2,400	7,680
Total Health Care			179,177,492

Industrials — (9.7%)
* #	3-D Systems Corp.	1,819	19,773
	3M Co.	92,711	5,961,317
*	A. T. Cross Co. Class A	1,445	7,658
	A.O. Smith Corp.	3,420	107,901
#	AAON, Inc.	1,450	23,910
* #	AAR Corp.	2,200	35,178
	ABM Industries, Inc.	5,300	86,549
*	ACCO Brands Corp.	7,618	21,483
	Aceto Corp.	1,500	12,525
#	Actuant Corp.	7,140	128,020
#	Acuity Brands, Inc.	4,482	156,691
	Administaff, Inc.	1,800	35,982
*	Aerosonic Corp.	100	126
* #	AeroVironment, Inc.	2,700	96,984
*	AGCO Corp.	10,100	318,352
* #	AirTran Holdings, Inc.	11,500	47,035
	Alamo Group, Inc.	689	8,668
* #	Alaska Air Group, Inc.	1,716	42,385
	Albany International Corp. Class A	2,700	39,312
	Alexander & Baldwin, Inc.	4,100	130,790
* #	Allegiant Travel Co.	2,300	91,609
* #	Alliant Techsystems, Inc.	4,250	350,200
* #	Allied Defense Group, Inc.	700	5,075
*	Allied Waste Industries, Inc.	61,477	640,590
*	Altra Holdings, Inc.	4,400	39,336
* #	Amerco, Inc.	3,000	135,780
	American Ecology Corp.	2,112	37,044
#	American Railcar Industries, Inc.	3,464	38,520
* #	American Reprographics Co.	5,845	62,191
#	American Science & Engineering, Inc.	1,100	69,190
* #	American Superconductor Corp.	5,654	70,732
#	American Woodmark Corp.	2,014	37,340

32

	Ameron International Corp.	1,400	65,800
#	Ametek, Inc.	13,945	463,671
	Ampco-Pittsburgh Corp.	1,291	30,519
* #	AMR Corp.	24,000	245,040
* #	AMREP Corp.	966	29,086
*	APAC Customer Services, Inc.	1,700	2,533
	Apogee Enterprises, Inc.	4,400	43,384
	Applied Industrial Technologies, Inc.	2,475	49,970
	Applied Signal Technologies, Inc.	2,100	37,632
* #	Argan, Inc.	1,600	18,992
*	Argon ST, Inc.	3,600	75,096
	Arkansas Best Corp.	1,530	44,661
*	Astec Industries, Inc.	2,760	70,159
* #	Astronics Corp.	1,037	12,962
* #	Astronics Corp. Class B	259	3,126
* #	Atlas Air Worldwide Holding, Inc.	3,465	66,944
	Avery Dennison Corp.	10,561	369,846
*	Avis Budget Group, Inc.	1,996	3,273
* #	Axsys Technologies, Inc.	1,500	99,045
* #	AZZ, Inc.	1,630	47,563
	B.F. Goodrich Co.	16,640	608,358
#	Badger Meter, Inc.	1,600	40,320
*	Baker (Michael) Corp.	1,199	28,572
#	Baldor Electric Co.	6,070	106,589
*	Baldwin Technology Co., Inc. Class A	2,368	4,689
#	Barnes Group, Inc.	6,609	95,897
	Barrett Business Services, Inc.	970	10,670
*	BE Aerospace, Inc.	11,600	149,292
* #	Beacon Roofing Supply, Inc.	6,890	94,255
#	Belden, Inc.	4,800	100,032
* #	Blount International, Inc.	4,348	37,784
#	BlueLinx Holdings, Inc.	4,700	12,643
	Boeing Co.	88,610	4,631,645
#	Brady Co. Class A	7,420	230,020
#	Briggs & Stratton Corp.	4,076	64,238
*	BTU International, Inc.	1,200	5,952
	Bucyrus International, Inc.	9,758	235,461
* #	Builders FirstSource, Inc.	3,800	14,440
	Burlington Northern Santa Fe Corp.	44,695	3,980,537
#	C&D Technologies, Inc.	4,600	16,100
	C.H. Robinson Worldwide, Inc.	15,600	807,768
* #	Cano Petroleum, Inc.	3,700	2,146
* #	Capstone Turbine Corp.	22,255	30,044
#	Carlisle Companies, Inc.	5,700	132,525
#	Cascade Corp.	1,095	36,146
*	Casella Waste Systems, Inc. Class A	1,900	9,576
	Caterpillar, Inc.	81,110	3,095,969
* #	CBIZ, Inc.	9,300	75,330
	CDI Corp.	2,700	35,100
*	CECO Environmental Corp.	176	493
*	Celadon Group, Inc.	2,050	21,915
* #	Cenveo, Inc.	6,400	30,912
* #	Ceradyne, Inc.	3,775	88,713
* #	Chart Industries, Inc.	3,800	51,756
	Chase Corp.	1,500	21,870

33

	Cintas Corp.	8,210	194,577
	CIRCOR International, Inc.	2,604	79,813
#	CLAROC, Inc.	6,625	234,459
* #	Clean Harbors, Inc.	3,100	203,267
* #	Coleman Cable, Inc.	1,700	11,832
*	Columbus McKinnon Corp.	2,800	39,312
#	Comfort Systems USA, Inc.	4,929	45,988
*	Commercial Vehicle Group, Inc.	3,000	3,990
*	COMSYS IT Partners, Inc.	2,400	14,592
*	Consolidated Graphics, Inc.	1,600	20,816
* #	Continental Airlines, Inc.	10,600	200,552
	Con-way, Inc.	6,170	210,027
#	Cooper Industries, Ltd.	21,316	659,730
* #	Copart, Inc.	10,099	352,455
* #	Cornell Companies, Inc.	2,700	61,479
#	Corporate Executive Board Co.	2,190	65,328
* #	Corrections Corp. of America	13,100	250,341
* #	CoStar Group, Inc.	2,386	85,944
* #	Covanta Holding Corp.	21,610	465,912
*	Covenant Transport Group Class A	100	209
*	CPI Aerostructures, Inc.	541	3,625
* #	CRA International, Inc.	900	24,354
	Crane Co.	8,540	139,800
	CSX Corp.	53,700	2,455,164
#	Cubic Corp.	2,800	62,300
	Cummins, Inc.	24,000	620,400
	Curtiss-Wright Corp.	4,855	179,150
	Danaher Corp.	43,030	2,549,097
	Deere & Co.	55,668	2,146,558
* #	Delta Air Lines, Inc.	14,700	161,406
	Deluxe Corp.	4,600	55,936
	Diamond Management & Technology Consultants, Inc.	3,100	12,338
* #	Document Securities Systems, Inc.	1,600	2,240
* #	Dollar Thrifty Automotive Group, Inc.	1,600	2,592
	Donaldson Co., Inc.	9,000	316,350
* #	Double Eagle Petroleum Co.	1,642	13,251
#	Dover Corp.	24,100	765,657
	Ducommun, Inc.	1,100	22,209
*	DXP Enterprises, Inc.	1,800	25,128
*	Dynamex, Inc.	1,600	39,056
	Dynamic Materials Corp.	1,400	26,600
* #	DynCorp International, Inc. Class A	5,380	71,124
#	Eagle Bulk Shipping, Inc.	6,545	65,254
*	Eagle Test Systems, Inc.	3,200	48,448
#	Eastern Co.	600	7,050
	Eaton Corp.	13,160	586,936
	Electro Rent Corp.	2,590	31,054
* #	EMCOR Group, Inc.	8,730	155,132
	Emerson Electric Co.	100,092	3,276,011
#	Encore Wire Corp.	2,256	43,248
* #	Ener1, Inc.	10,546	82,575
* #	Energy Conversion Devices, Inc.	6,000	204,840
* #	Energy Focus, Inc.	2,200	5,280
* #	EnerSys Inc.	2,900	38,338
*	ENGlobal Corp.	3,900	17,121

34

	Ennis, Inc.	2,300	27,071
* #	EnPro Industries, Inc.	3,176	70,539
	Equifax, Inc.	8,469	220,872
* #	ESCO Technologies, Inc.	3,676	126,822
*	Esterline Technologies Corp.	4,515	162,766
* #	Evergreen Solar, Inc.	19,000	72,010
*	Exide Technologies	10,005	47,524
#	Expeditors International of Washington, Inc.	18,466	602,915
*	Exponent, Inc.	2,100	61,803
#	Fastenal Co.	13,506	543,752
	Federal Signal Corp.	7,198	61,255
	FedEx Corp.	24,070	1,573,456
*	First Advantage Corp.	700	7,651
* #	First Solar, Inc.	16,890	2,427,093
* #	Flanders Corp.	3,983	24,695
*	Flow International Corp.	5,297	20,340
#	Flowserve Corp.	7,700	438,284
#	Fluor Corp.	20,006	798,840
	Forward Air Corp.	2,601	68,068
*	Foster Wheeler, Ltd.	16,900	463,060
#	Franklin Electric Co., Inc.	3,100	130,696
	Freightcar America, Inc.	1,800	46,998
* #	FTI Consulting, Inc.	6,825	397,556
* #	Fuel Tech, Inc.	2,600	30,550
* #	FuelCell Energy, Inc.	5,444	26,022
* #	Furmanite Corp.	4,200	33,600
	G & K Services, Inc. Class A	1,900	42,921
*	Gardner Denver Machinery, Inc.	7,691	197,043
	GATX Corp.	5,900	168,445
#	Genco Shipping & Trading, Ltd.	3,400	70,890
#	GenCorp, Inc.	6,646	32,565
* #	General Cable Corp.	7,130	121,780
	General Dynamics Corp.	37,206	2,244,266
	General Electric Co.	1,169,089	22,808,926
* #	Genesee & Wyoming, Inc.	3,920	130,732
* #	GeoEye, Inc.	2,626	56,827
* #	GeoPetro Resources Co.	3,000	3,750
*	Global Cash Access, Inc.	9,600	27,072
#	Gorman-Rupp Co.	2,308	72,587
*	GP Strategies Corp.	2,286	13,762
#	Graco, Inc.	6,325	156,417
* #	Graftech International, Ltd.	15,478	125,527
	Graham Corp.	2,000	42,000
	Granite Construction, Inc.	3,600	128,412
	Great Lakes Dredge & Dock Corp.	1,300	5,824
	Greenbrier Companies, Inc.	800	6,600
*	Griffon Corp.	5,556	46,893
	Hardinge, Inc.	2,830	19,725
#	Harsco Corp.	10,988	260,086
* #	Hawaiian Holdings, Inc.	5,600	39,200
#	Healthcare Services Group, Inc.	3,670	60,775
#	Heartland Express, Inc.	13,058	200,310
#	HEICO Corp.	1,800	69,246
	HEICO Corp. Class A	1,625	45,614
#	Heidrick & Struggles International, Inc.	1,700	41,021

35

#	Herman Miller, Inc.	7,130	156,860
* #	Hexcel Corp.	12,510	165,132
* #	Hill International, Inc.	5,900	37,052
#	Hi-Shear Technology Corp.	1,200	12,060
#	HNI Corp.	2,500	45,800
* #	Hoku Scientific, Inc.	2,500	12,375
	Honeywell International, Inc.	89,950	2,738,978
#	Houston Wire & Cable Co.	2,097	24,157
* #	HQ Sustainable Maritime Industries, Inc.	1,600	6,560
*	Hub Group, Inc. Class A	5,200	163,540
#	Hubbell, Inc. Class A	54	2,201
#	Hubbell, Inc. Class B	6,900	247,503
*	Hudson Highland Group, Inc.	3,781	19,812
* #	Hurco Companies, Inc.	900	20,250
* #	Huron Consulting Group, Inc.	2,750	149,518
*	Huttig Building Products, Inc.	500	555
*	ICT Group, Inc.	3,400	17,918
#	IDEX Corp.	10,315	239,102
* #	IHS, Inc.	5,417	191,708
*	II-VI, Inc.	3,818	107,248
	IKON Office Solutions, Inc.	15,764	271,614
#	Illinois Tool Works, Inc.	68,691	2,293,592
	Ingersoll-Rand Co., Ltd. Class A	5,336	98,449
* #	InnerWorkings, Inc.	3,760	26,132
#	Innovative Solutions & Support, Inc.	2,200	13,530
*	Insituform Technologies, Inc. Class A	2,300	30,889
#	Insteel Industries, Inc.	2,600	26,676
* #	Integrated Electrical Services, Inc.	2,000	24,460
* #	InterDigital, Inc.	6,400	139,392
* #	Interline Brands, Inc.	1,547	16,460
*	Intersections, Inc.	2,400	20,160
	ITT Industries, Inc.	24,685	1,098,483
#	J.B. Hunt Transport Services, Inc.	14,700	417,921
*	Jacobs Engineering Group, Inc.	16,323	594,647
* #	JetBlue Airways Corp.	36,000	199,800
#	John Bean Technologies Corp.	3,754	31,459
#	Joy Global, Inc.	14,315	414,849
*	Kadant, Inc.	900	14,796
	Kaman Corp. Class A	3,862	98,597
*	Kansas City Southern	12,165	375,534
#	Kaydon Corp.	3,016	100,765
#	KBR, Inc.	28,301	419,987
#	Kelly Services, Inc. Class A	4,011	57,117
*	Kenexa Corp.	3,000	26,730
	Kennametal, Inc.	11,145	236,497
*	Key Technology, Inc.	844	13,664
*	Kforce, Inc.	6,100	48,007
* #	Kirby Corp.	5,600	192,192
#	Knight Transportation, Inc.	9,066	144,149
	Knoll, Inc.	6,346	91,763
*	Korn/Ferry International	3,670	50,976
* #	K-Tron International, Inc.	458	43,047
	L-3 Communications Holdings, Inc.	16,522	1,341,091
*	LaBarge, Inc.	1,598	21,973
* #	Ladish Co., Inc.	1,000	17,030

36

	Landstar System, Inc.	4,900	189,091
	Lawson Products, Inc.	200	5,960
* #	Layne Christensen Co.	2,430	63,860
*	Learning Tree International, Inc.	1,992	25,398
*	LECG Corp.	4,066	19,517
#	Lennox International, Inc.	6,200	184,884
#	Lincoln Electric Holdings, Inc.	4,671	201,554
#	Lindsay Corp.	1,800	85,644
*	LMI Aerospace, Inc.	2,000	30,540
	Lockheed Martin Corp.	50,510	4,295,876
	LSI Industries, Inc.	2,625	20,606
*	Lydall, Inc.	600	3,990
* #	M&F Worldwide Corp.	2,000	46,100
*	Mac-Gray Corp.	600	4,554
*	Magnetek, Inc.	3,880	8,342
* #	Manitex International, Inc.	189	331
#	Manpower, Inc.	10,591	329,698
*	Marten Transport, Ltd.	3,839	70,561
	Masco Corp.	35,460	359,919
	McGrath Rentcorp	2,153	48,959
* #	Medis Technologies, Ltd.	100	122
#	Met-Pro Corp.	2,160	25,229
*	Mettler Toledo International, Inc.	1,820	139,303
* #	MFRI, Inc.	1,091	7,713
* #	Microvision, Inc.	8,571	14,828
* #	Middleby Corp.	1,800	72,702
*	Miller Industries, Inc.	276	1,684
#	Mine Safety Appliances Co.	1,600	43,200
* #	Mobile Mini, Inc.	3,338	56,078
*	Monster Worldwide, Inc.	8,200	116,768
* #	Moog, Inc. Class A	4,025	141,358
*	Moog, Inc. Class B	116	4,076
#	MSC Industrial Direct Co., Inc. Class A	3,267	117,155
	Mueller Industries, Inc.	2,700	61,749
#	Mueller Water Products, Inc.	4,200	29,400
	Mueller Water Products, Inc. Class B	12,961	85,283
	Multi-Color Corp.	1,687	33,234
	NACCO Industries, Inc. Class A	910	56,065
	National Technical Systems, Inc.	1,200	5,118
* #	Navigant Consulting, Inc.	6,727	108,776
* #	NCI Building Systems, Inc.	2,940	54,713
#	Nordson Corp.	3,300	121,869
	Norfolk Southern Corp.	50,833	3,046,930
*	North America Galvanizing & Coatings, Inc.	2,866	10,518
	Northrop Grumman Corp.	43,118	2,021,803
* #	Old Dominion Freight Line, Inc.	5,646	171,300
#	Omega Flex, Inc.	1,444	30,887
*	On Assignment, Inc.	5,200	33,800
* #	Orbital Sciences Corp.	6,600	135,234
#	Oshkosh Truck Corp. Class B	9,240	70,778
*	Owens Corning, Inc.	12,292	193,353
*	P.A.M. Transportation Services, Inc.	463	4,019
	Paccar, Inc.	48,481	1,417,584
	Pacer International, Inc.	6,340	71,579
	Pall Corp.	11,679	308,442

37

	Parker Hannifin Corp.	20,874	809,285
*	Park-Ohio Holdings Corp.	1,300	9,867
#	Pentair, Inc.	13,992	386,739
* #	Perini Corp.	3,300	62,766
*	PGT, Inc.	3,000	6,210
* #	PHH Corp.	7,228	58,258
*	Pike Electric Corp.	3,067	26,836
* #	Pinnacle Airlines Corp.	2,200	6,006
	Pitney Bowes, Inc.	21,590	535,000
*	Plug Power, Inc.	11,388	11,160
* #	PMFG, Inc.	1,000	10,860
	Portec Rail Products, Inc.	1,021	6,871
*	Powell Industries, Inc.	1,100	20,361
* #	Power-One, Inc.	75	83
	Precision Castparts Corp.	18,149	1,176,237
*	PRG-Schultz International, Inc.	4,000	16,960
* #	Protection One, Inc.	3,276	24,079
*	Quality Distribution, Inc.	2,104	4,292
#	Quanex Building Products Corp.	629	5,762
* #	Quanta Services, Inc.	23,082	456,100
	Quixote Corp.	1,000	6,420
	R. R. Donnelley & Sons Co.	19,018	315,128
	Raven Industries, Inc.	2,448	78,801
	Raytheon Co.	56,430	2,884,137
*	RBC Bearings, Inc.	1,400	33,222
*	RCM Technologies, Inc.	1,300	1,482
#	Regal-Beloit Corp.	4,200	136,752
*	Republic Airways Holdings, Inc.	5,300	79,235
#	Republic Services, Inc.	22,900	542,730
*	Resources Connection, Inc.	5,200	90,168
#	Robbins & Myers, Inc.	4,800	97,920
#	Robert Half International, Inc.	18,600	350,982
	Rockwell Automation, Inc.	6,430	177,918
	Rockwell Collins, Inc.	20,400	759,492
#	Rollins, Inc.	13,920	244,574
#	Roper Industries, Inc.	9,400	426,290
*	Rush Enterprises, Inc. Class A	3,300	30,921
*	Rush Enterprises, Inc. Class B	400	4,268
	Ryder System, Inc.	6,169	244,416
*	Saia, Inc.	750	7,958
	Schawk, Inc.	3,160	41,491
* #	School Specialty, Inc.	2,700	56,700
*	Shaw Group, Inc.	10,800	193,212
*	SIFCO Industries, Inc.	400	2,280
#	Simpson Manufacturing Co., Inc.	5,800	133,632
	SkyWest, Inc.	2,380	36,676
*	SL Industries, Inc.	956	10,134
	Southwest Airlines Co.	99,237	1,169,012
*	Sparton Corp.	500	1,015
*	Spherion Corp.	3,400	10,812
* #	Spire Corp.	1,300	11,245
	SPX Corp.	7,239	280,439
* #	Standard Parking Corp.	2,200	46,112
#	Standard Register Co.	2,800	22,764
	Standex International Corp.	1,920	49,555

38

* #	Stanley, Inc.	5,000	171,300
#	Steelcase, Inc. Class A	4,724	43,933
* #	Stericycle, Inc.	11,700	683,631
*	Sterling Construction Co., Inc.	2,400	31,704
#	Sun Hydraulics, Inc.	1,690	35,389
* #	Synutra International, Inc.	900	12,600
	Sypris Solutions, Inc.	3,211	2,986
#	TAL International Group, Inc.	4,678	77,468
*	Taleo Corp. Class A	2,273	31,367
* #	Taser International, Inc.	8,500	42,585
* #	Team, Inc.	2,619	72,730
	Technology Research Corp.	200	340
	Tecumseh Products Co. Class A	900	16,668
* #	Teledyne Technologies, Inc.	4,800	218,736
#	Teleflex, Inc.	5,720	303,103
* #	TeleTech Holdings, Inc.	7,900	71,416
#	Tennant Co.	1,600	40,144
*	Terex Corp.	13,000	216,970
* #	Tetra Tech, Inc.	8,165	179,548
#	Textron, Inc.	31,794	562,754
*	The Advisory Board Co.	1,500	36,975
	The Brink’s Co.	5,900	286,091
#	The Dun & Bradstreet Corp.	4,420	325,710
* #	The GEO Group, Inc.	4,845	85,563
#	The Manitowoc Co., Inc.	17,020	167,477
* #	Thomas & Betts Corp.	8,120	192,850
	Thomas Group, Inc.	900	936
	Timken Co.	7,775	123,467
	Titan International, Inc.	4,500	52,020
	Todd Shipyards Corp.	700	8,750
	Toro Co.	4,540	152,726
*	Trailer Bridge, Inc.	1,489	6,701
* #	TransDigm Group, Inc.	6,086	183,432
*	TRC Companies, Inc.	3,000	5,430
	Tredegar Industries, Inc.	4,360	64,179
* #	Trex Co., Inc.	2,100	34,251
	Trinity Industries, Inc.	11,790	199,015
#	Triumph Group, Inc.	2,200	96,492
* #	TrueBlue, Inc.	6,100	50,813
	Twin Disc, Inc.	1,800	13,950
*	U.S. Home Systems, Inc.	1,400	2,968
* #	Ultralife Corp.	2,100	18,249
	Union Pacific Corp.	68,014	4,541,295
	United Parcel Service, Inc.	62,710	3,309,834
* #	United Rentals, Inc.	10,190	104,448
* #	United Stationers, Inc.	2,500	93,475
	United Technologies Corp.	87,548	4,811,638
#	Universal Forest Products, Inc.	2,053	48,553
*	Universal Truckload Services, Inc.	2,268	34,655
*	UQM Technologies, Inc.	2,500	5,500
*	URS Corp.	8,040	236,296
*	US Airways Group, Inc.	14,783	149,900
*	USA Truck, Inc.	1,545	22,820
*	USG Corp.	7,870	116,633
#	Valmont Industries, Inc.	3,500	191,730

39

*	Versar, Inc.	1,500	5,700
#	Viad Corp.	2,250	49,163
	Vicor Corp.	4,500	31,455
*	Volt Information Sciences, Inc.	3,300	25,245
	VSE Corp.	800	26,232
#	W.W. Grainger, Inc.	10,252	805,500
	Wabash National Corp.	1,497	9,102
#	Wabtec Corp.	6,400	254,464
	Walter Industries, Inc.	5,440	210,800
* #	Waste Connections, Inc.	9,390	317,852
#	Waste Management, Inc.	66,358	2,072,360
#	Watsco, Inc. Class A	2,000	82,180
	Watson Wyatt Worldwide, Inc.	4,700	199,609
	Watts Water Technologies, Inc.	5,070	134,000
*	WCA Waste Corp.	2,800	9,100
	Werner Enterprises, Inc.	10,831	212,504
* #	WESCO International, Inc.	5,700	113,316
*	Westaff, Inc.	1,200	480
#	Woodward Governor Co.	9,200	295,320
* #	YRC Worldwide, Inc.	8,200	37,556
Total Industrials			142,597,552

Information Technology — (13.5%)
* #	Acacia Research	3,410	8,798
* #	Access Integrated Technologies, Inc.	2,400	2,856
*	ACI Worldwide, Inc.	2,300	31,510
*	Actel Corp.	2,800	33,852
*	Activision Blizzard, Inc.	150,836	1,879,417
*	Actuate Corp.	8,100	23,004
	Acxiom Corp.	9,190	72,233
*	Adaptec, Inc.	10,595	34,010
* #	ADC Telecommunications, Inc.	10,045	63,685
*	ADDvantage Technologies Group, Inc.	500	1,015
*	Adept Technology, Inc.	700	4,004
* #	Adobe Systems, Inc.	45,965	1,224,508
	Adtran, Inc.	8,268	125,674
*	Advanced Analogic Technologies, Inc.	6,028	18,144
* #	Advanced Energy Industries, Inc.	4,380	46,735
* #	Advanced Micro Devices, Inc.	11,170	39,095
* #	Advent Software, Inc.	3,700	69,338
* #	Aehr Test Systems	1,675	4,590
*	Aetrium, Inc.	500	1,095
* #	Affiliated Computer Services, Inc. Class A	12,386	507,826
*	Agilent Technologies, Inc.	44,086	978,268
#	Agilysys, Inc.	2,000	8,040
*	Akamai Technologies, Inc.	27,400	394,012
* #	Alliance Data Systems Corp.	9,600	481,536
	Altera Corp.	28,100	487,535
*	Amdocs, Ltd.	28,551	644,111
* #	American Commercial Lines, Inc.	10,660	79,204
	American Software, Inc. Class A	3,000	13,650
* #	Amkor Technology, Inc.	23,527	95,520
#	Amphenol Corp.	23,000	658,950
*	Amtech Systems, Inc.	1,300	8,333
* #	Anadigics, Inc.	7,600	13,376

40

	Analog Devices, Inc.	9,800	209,328
*	Anaren, Inc.	2,000	24,900
* #	Anixter International, Inc.	3,720	125,029
* #	Ansys, Inc.	10,608	303,707
*	Apple, Inc.	85,858	9,237,463
	Applied Materials, Inc.	177,710	2,294,236
* #	Applied Micro Circuits Corp.	259	1,323
* #	Ariba, Inc.	12,600	134,820
* #	Arris Group, Inc.	20,461	141,386
*	Arrow Electronics, Inc.	9,955	173,715
* #	Art Technology Group, Inc.	16,600	32,370
*	Aruba Networks, Inc.	3,770	11,725
*	Asyst Technologies, Inc.	4,634	2,919
* #	Atheros Communications	5,151	92,563
	Atlantic Tele-Network, Inc.	985	23,965
* #	Atmel Corp.	56,393	234,031
*	ATMI, Inc.	4,159	50,573
*	Autobytel, Inc.	4,600	3,588
*	Autodesk, Inc.	27,580	587,730
	Automatic Data Processing, Inc.	47,247	1,651,283
* #	Avid Technology, Inc.	4,201	62,301
*	Avnet, Inc.	13,183	220,683
* #	Avocent Corp.	2,246	33,735
	AVX Corp.	18,590	167,682
*	Aware, Inc.	3,300	7,425
*	AXT, Inc.	5,700	9,063
* #	Bankrate, Inc.	2,420	79,642
	Bel Fuse, Inc. Class A	173	3,602
	Bel Fuse, Inc. Class B	1,440	31,248
*	Benchmark Electronics, Inc.	11,086	132,921
* #	BigBand Networks, Inc.	7,800	28,860
	Black Box Corp.	2,554	77,667
	Blackbaud, Inc.	3,600	54,720
* #	Blackboard, Inc.	4,330	105,998
* #	Blue Coat Systems, Inc.	4,133	55,796
* #	BMC Software, Inc.	20,900	539,638
* #	Bookham, Inc.	2,600	1,404
*	Bottomline Technologies, Inc.	2,400	18,912
*	Brightpoint, Inc.	4,578	26,369
* #	Broadcom Corp.	58,280	995,422
#	Broadridge Financial Solutions, Inc.	10,605	128,321
* #	Brocade Communications Systems, Inc.	52,625	198,396
* #	Brooks Automation, Inc.	6,441	44,121
*	BSQUARE Corp.	1,900	5,396
	CA, Inc.	66,619	1,185,818
* #	Cabot Microelectronics Corp.	2,200	63,206
* #	CACI International, Inc. Class A	4,735	194,987
* #	Cadence Design Systems, Inc.	25,200	102,564
*	CalAmp Corp.	5,215	4,068
*	California Micro Devices Corp.	3,200	7,584
*	Callidus Software, Inc.	185	625
*	CallWave, Inc.	1,880	2,049
*	Captaris, Inc.	4,088	19,459
*	Cascade Microtech, Inc.	1,542	4,934
#	Cass Information Systems, Inc.	1,300	45,175

41

*	Catapult Communications Corp.	2,755	11,764
* #	Cavium Networks, Inc.	3,600	45,864
*	CEVA, Inc.	2,600	22,100
* #	Checkpoint Systems, Inc.	4,650	58,637
* #	Cherokee International Corp.	1,757	5,166
*	Chordiant Software, Inc.	3,560	11,819
*	Ciber, Inc.	1,500	8,100
* #	Ciena Corp.	11,757	112,985
*	Cirrus Logic, Inc.	7,591	43,572
*	Cisco Sytems, Inc.	773,370	13,742,785
*	Citrix Systems, Inc.	23,406	603,173
* #	Cogent, Inc.	13,260	121,196
	Cognex Corp.	3,400	54,468
*	Cognizant Technology Solutions Corp.	32,690	627,648
	Cohu, Inc.	1,900	26,866
* #	CommScope, Inc.	9,913	145,820
	Communications Systems, Inc.	1,155	9,240
* #	CommVault Systems, Inc.	2,725	29,158
*	Computer Sciences Corp.	8,400	253,344
*	Compuware Corp.	36,116	230,420
* #	Comtech Telecommunications Corp.	3,316	160,561
* #	Concur Technologies, Inc.	6,450	162,734
*	Concurrent Computer Corp.	400	1,468
*	Conexant Systems, Inc.	3,800	5,890
* #	Convera Corp.	7,800	2,574
*	Convergys Corp.	12,100	93,049
	Corning, Inc.	197,758	2,141,719
*	CPI International, Inc.	2,100	20,706
*	Cray, Inc.	3,050	9,577
* #	Cree, Inc.	7,280	142,906
* #	CSG Systems International, Inc.	5,360	89,137
#	CTS Corp.	800	5,592
*	CyberOptics Corp.	1,199	9,280
* #	CyberSource Corp.	9,963	121,050
* #	Cymer, Inc.	4,280	104,732
* #	Cypress Semiconductor Corp.	16,338	81,853
#	Daktronics, Inc.	3,600	35,856
*	Datalink Corp.	2,266	6,979
	Dataram Corp.	175	224
*	DDi Corp.	3,039	13,615
*	DealerTrack Holdings, Inc.	90	966
*	Dell, Inc.	175,043	2,126,772
#	Diebold, Inc.	2,900	86,188
*	Digi International, Inc.	1,900	19,456
* #	Digimarc Corp.	922	9,220
*	Digital River, Inc.	4,471	110,791
* #	Diodes, Inc.	5,500	54,340
*	Ditech Networks, Inc.	464	385
*	DivX, Inc.	2,800	19,544
* #	Dolby Laboratories, Inc.	4,730	149,326
*	Dot Hill Systems Corp.	7,100	8,449
*	Double-Take Software, Inc.	3,500	25,900
*	DSP Group, Inc.	1,941	12,228
* #	DST Systems, Inc.	6,800	275,944
* #	DTS, Inc.	1,400	28,910

42

*	Dycom Industries, Inc.	2,633	23,381
*	Dynamics Research Corp.	1,200	9,240
* #	EarthLink, Inc.	15,500	106,950
* #	eBay, Inc.	128,935	1,968,837
* #	Ebix, Inc.	1,107	28,151
* #	Echelon Corp.	3,000	24,390
* #	Echostar Holding Corp.	3,834	74,456
*	EDGAR Online, Inc.	1,900	2,831
*	Edgewater Technology, Inc.	1,300	2,795
*	EFJohnson Technologies, Inc.	2,700	5,130
*	Electro Scientific Industries, Inc.	3,324	27,822
* #	Electroglas, Inc.	181	119
*	Electronic Arts, Inc.	41,620	948,104
*	Electronics for Imaging, Inc.	5,300	56,180
* #	Elixir Gaming Technologies, Inc.	100	14
* #	eLoyalty Corp.	1,000	3,250
* #	EMC Corp.	274,669	3,235,601
* #	EMCORE Corp.	2,000	7,120
*	EMS Technologies, Inc.	1,878	39,250
*	Emulex Corp.	4,460	42,370
*	Endwave Corp.	1,400	4,620
*	Entegris, Inc.	8,716	23,446
*	Entorian Technologies, Inc.	2,949	1,504
*	EPIQ Systems, Inc.	5,758	78,251
* #	Equinix, Inc.	3,330	207,859
*	Euronet Worldwide, Inc.	1,230	14,662
* #	Exar Corp.	100	668
*	Extreme Networks, Inc.	12,790	23,534
* #	F5 Networks, Inc.	11,130	276,247
#	FactSet Research Systems, Inc.	5,250	203,648
#	Fair Isaac Corp.	7,015	109,364
*	Fairchild Semiconductor Corp. Class A	17,534	99,593
* #	FalconStor Software, Inc.	6,200	18,662
* #	Faro Technologies, Inc.	2,330	35,346
* #	FEI Co.	4,200	88,242
	Fidelity National Information Services, Inc.	16,228	244,881
* #	Fiserv, Inc.	22,300	743,928
* #	FLIR Systems, Inc.	18,700	600,270
* #	FormFactor, Inc.	6,100	106,262
* #	Forrester Research, Inc.	3,400	95,370
*	FortuNet, Inc.	1,200	4,908
* #	Foundry Networks, Inc.	9,180	136,323
	Frequency Electronics, Inc.	1,300	5,603
*	FSI International, Inc.	1,100	539
* #	Gartner Group, Inc.	12,200	224,480
*	Gerber Scientific, Inc.	3,100	14,818
	Gevity HR, Inc.	4,100	13,981
#	Global Payments, Inc.	10,601	429,447
*	Globecomm Systems, Inc.	3,900	30,732
* #	Glu Mobile, Inc.	600	534
*	Goldleaf Financial Solutions, Inc.	300	285
*	Google, Inc.	31,340	11,262,342
* #	GSE Systems, Inc.	2,000	12,000
*	GSI Technology, Inc.	3,462	12,117
*	GTSI Corp.	200	1,162

43

*	Guidance Software, Inc.	1,100	3,135
*	Hackett Group, Inc.	5,500	16,390
*	Harmonic, Inc.	14,300	101,673
	Harris Corp.	18,240	655,728
* #	Harris Stratex Networks, Inc. Class A	4,175	27,680
*	Hauppauge Digital, Inc.	500	565
#	Heartland Payment Systems, Inc.	4,986	86,806
*	Hewitt Associates, Inc. Class A	11,949	333,258
	Hewlett-Packard Co.	293,800	11,246,664
*	hi/fn, inc.	1,200	3,180
* #	Hittite Microwave Corp.	1,487	48,729
* #	Hughes Communications, Inc.	2,900	47,125
* #	Hutchinson Technology, Inc.	733	5,014
*	Hypercom Corp.	8,361	16,304
*	I.D. Systems, Inc.	2,203	11,962
* #	i2 Technologies, Inc.	2,266	32,291
*	IAC/InterActiveCorp	10,754	180,237
* #	iBasis, Inc.	5,538	12,239
*	iGATE Capital Corp.	5,402	36,680
* #	iGo, Inc.	700	714
*	Ikanos Communications, Inc.	3,200	4,832
*	I-many, Inc.	334	60
#	Imation Corp.	4,007	49,366
#	Imergent, Inc.	2,026	14,790
*	Immersion Corp.	3,300	17,094
*	InFocus Corp.	300	267
	infoGROUP, Inc.	7,300	32,558
* #	Informatica Corp.	8,600	120,830
	InfoSpace, Inc.	4,310	36,937
*	Ingram Micro, Inc.	15,370	204,882
*	Innodata Isogen, Inc.	4,054	6,649
* #	Insight Enterprises, Inc.	6,835	66,505
#	Integral Systems, Inc.	2,600	63,882
*	Integrated Device Technology, Inc.	21,420	136,231
*	Integrated Silicon Solution, Inc.	2,853	5,164
	Intel Corp.	743,258	11,892,128
*	Intelli-Check, Inc.	2,172	4,996
*	Interactive Intelligence, Inc.	2,300	16,905
* #	Intermec, Inc.	6,114	79,299
	International Business Machines Corp.	178,177	16,565,116
*	International Rectifier Corp.	4,200	64,848
*	Internet Brands, Inc.	400	2,596
*	Internet Capital Group, Inc.	3,900	22,308
*	Interphase Corp.	1,500	3,300
	Intersil Corp.	6,640	90,902
*	Interwoven, Inc.	6,650	83,857
*	Intest Corp.	500	390
*	Intevac, Inc.	2,384	18,548
*	IntriCon Corp.	800	4,200
*	Intuit, Inc.	41,830	1,048,260
*	INX, Inc.	558	3,192
*	iPass, Inc.	2,800	5,320
* #	iPCS, Inc.	2,300	37,536
* #	IPG Photonics Corp.	5,800	82,360
* #	Iron Mountain, Inc.	18,178	441,362

44

* #	Isilon Systems, Inc.	8,200	28,044
* #	Iteris, Inc.	2,900	4,321
* #	Itron, Inc.	4,420	214,282
*	Ixia	5,720	38,095
	IXYS Corp.	4,510	35,809
* #	j2 Global Communications, Inc.	3,850	62,062
	Jabil Circuit, Inc.	2,760	23,212
#	Jack Henry & Associates, Inc.	7,390	140,484
*	JDA Software Group, Inc.	2,300	32,844
*	JDS Uniphase Corp.	31,838	173,835
*	Juniper Networks, Inc.	71,704	1,343,733
*	Jupitermedia Corp.	650	367
	Keithley Instruments, Inc.	2,078	8,832
* #	Kemet Corp.	3,400	2,006
*	Key Tronic Corp.	500	790
*	Keynote Systems, Inc.	2,200	21,560
#	KLA-Tencor Corp.	24,000	558,000
*	Kopin Corp.	8,939	20,738
*	Kratos Defense & Security Solutions, Inc.	8,870	13,128
* #	Kulicke & Soffa Industries, Inc.	2,500	7,350
*	KVH Industries, Inc.	2,400	14,064
* #	L-1 Identity Solutions, Inc.	8,510	69,782
* #	Lam Research Corp.	16,100	359,996
* #	LaserCard Corp.	1,600	8,240
*	Lattice Semiconductor Corp.	17,580	33,050
* #	Lawson Software, Inc.	15,362	81,726
* #	LeCroy Corp.	816	4,056
	Lender Processing Services, Inc.	9,853	227,309
*	Lexmark International, Inc.	4,100	105,903
#	Linear Technology Corp.	18,660	423,209
*	Lionbridge Technologies, Inc.	800	1,392
*	Littlefuse, Inc.	1,950	36,387
*	Logility, Inc.	500	2,650
*	LoJack Corp.	300	1,311
*	LookSmart, Ltd.	3,300	5,709
*	Loral Space & Communications, Inc.	474	5,451
* #	LSI Corp.	40,624	156,402
*	LTX-Credence Corp.	2,024	1,255
* #	Luna Innovations, Inc.	1,750	4,603
*	Macrovision Solutions Corp.	9,012	99,853
*	Magma Design Automation, Inc.	5,300	13,833
*	Management Network Group, Inc.	2,287	1,944
* #	Manhattan Associates, Inc.	2,200	36,982
* #	ManTech International Corp. Class A	2,740	147,796
#	Marchex, Inc. Class B	1,483	11,389
*	Mastec, Inc.	9,700	84,584
*	Mattson Technology, Inc.	7,100	18,602
	Maximus, Inc.	2,600	83,044
* #	Maxwell Technologies, Inc.	1,750	15,873
* #	McAfee, Inc.	15,940	518,847
*	Measurement Specialties, Inc.	1,750	18,690
*	MEMC Electronic Materials, Inc.	28,992	532,873
* #	Mentor Graphics Corp.	11,700	85,878
*	Mercury Computer Systems, Inc.	2,500	17,950
	Mesa Laboratories, Inc.	300	5,400

45

*	Metavante Technologies, Inc.	3,542	59,399
#	Methode Electronics, Inc.	4,469	33,920
#	Micrel, Inc.	4,200	30,870
	Microchip Technology, Inc.	15,820	389,647
*	Micron Technology, Inc.	94,211	443,734
*	Micros Systems, Inc.	7,600	129,428
* #	Microsemi Corp.	7,300	158,702
	Microsoft Corp.	1,186,511	26,494,791
*	MicroStrategy, Inc.	1,000	39,370
*	Microtune, Inc.	7,284	18,210
* #	Midway Games, Inc.	706	628
* #	Mindspeed Technologies, Inc.	3,300	4,785
*	MIPS Technologies, Inc.	5,200	14,508
* #	MKS Instruments, Inc.	4,900	90,895
	Mocon, Inc.	535	4,548
*	ModusLink Global Solutions, Inc.	4,228	23,508
	Molex, Inc. Class A	6,658	85,489
* #	Monolithic Power Systems	4,500	76,455
* #	MoSys, Inc.	4,600	17,480
	Motorola, Inc.	300,345	1,612,853
*	MPS Group, Inc.	11,005	85,729
* #	MRV Communications, Inc.	2,493	1,845
* #	MSC.Software Corp.	3,966	34,108
#	MTS Systems Corp.	2,400	77,952
*	Multi-Fineline Electronix, Inc.	1,900	22,192
*	Nanometrics, Inc.	2,340	2,878
*	Napco Security Systems, Inc.	1,800	3,672
	National Instruments Corp.	6,895	175,133
	National Semiconductor Corp.	26,400	347,688
* #	NCI, Inc.	1,200	28,560
*	NCR Corp.	18,400	336,352
*	NetApp, Inc.	12,200	165,066
*	NETGEAR, Inc.	2,600	28,730
* #	NetLogic Microsystems, Inc.	2,900	61,248
*	NetScout Systems, Inc.	5,300	50,986
* #	Network Equipment Technologies, Inc.	2,600	7,098
*	Newport Corp.	4,800	34,512
	NIC, Inc.	7,600	40,812
* #	Novatel Wireless, Inc.	3,700	19,277
*	Novell, Inc.	36,752	171,264
*	Novellus Systems, Inc.	11,382	179,836
*	Nu Horizons Electronics Corp.	2,700	5,076
* #	Nuance Communications, Inc.	19,770	180,896
*	NumereX Corp. Class A	700	3,010
* #	Nvidia Corp.	60,280	528,053
*	Oculus Innovative Sciences, Inc.	1,100	1,067
* #	Omniture, Inc.	6,478	74,497
* #	OmniVision Technologies, Inc.	4,500	36,405
* #	ON Semiconductor Corp.	56,109	286,717
*	Online Resources Corp.	4,610	16,135
*	Onvia, Inc.	1,500	5,100
	Openwave Systems, Inc.	3,533	2,650
*	Oplink Communications, Inc.	2,500	20,300
* #	OPNET Technologies, Inc.	2,400	30,312
*	Opnext, Inc.	4,890	19,560

46

*	Optical Cable Corp.	1,500	6,885
*	Oracle Corp.	680,133	12,439,633
* #	Orbcomm, Inc.	5,740	17,220
*	Orthovita, Inc.	4,900	13,426
*	OSI Systems, Inc.	3,128	35,972
* #	OYO Geospace Corp.	750	21,503
*	Palm, Inc.	14,525	57,955
*	PAR Technology Corp.	1,750	8,663
*	Parametric Technology Corp.	15,490	201,215
#	Park Electrochemical Corp.	2,044	44,191
* #	ParkerVision, Inc.	2,700	13,527
	Paychex, Inc.	28,040	800,262
*	PC Connection, Inc.	1,900	11,476
	PC-Tel, Inc.	2,700	15,849
*	PDF Solutions, Inc.	3,600	10,800
#	Pegasystems, Inc.	4,600	60,168
* #	Perficient, Inc.	2,900	15,921
*	Performance Technologies, Inc.	1,357	4,220
*	Pericom Semiconductor Corp.	1,938	15,116
*	Perot Systems Corp.	17,035	245,134
*	Pervasive Software, Inc.	2,700	11,205
*	Phoenix Technologies, Ltd.	3,700	16,354
*	Photronics, Inc.	4,300	2,967
*	Physicians Formula Holdings, Inc.	2,200	7,766
*	Planar Systems, Inc.	2,500	5,000
	Plantronics, Inc.	4,540	65,558
*	PLATO Learning, Inc.	2,300	3,956
*	Plexus Corp.	5,287	98,655
*	PLX Technology, Inc.	3,500	12,040
* #	PMC-Sierra, Inc.	26,730	125,096
* #	Polycom, Inc.	9,696	203,713
*	Power Integrations, Inc.	2,000	41,980
* #	Powerwave Technologies, Inc.	18,829	17,888
* #	Presstek, Inc.	4,764	19,914
* ●	Price Communications Liquidation Trust	3,605	492
* #	Progress Software Corp.	3,800	87,172
	QAD, Inc.	1,768	9,017
*	QLogic Corp.	11,640	139,913
	QUALCOMM, Inc.	212,453	8,128,452
#	Quality Systems, Inc.	4,100	157,809
*	Quantum Corp.	180	52
* #	Quest Software, Inc.	9,580	126,935
*	QuickLogic Corp.	4,400	4,268
*	Rackable Systems, Inc.	3,300	23,529
*	Radiant Systems, Inc.	4,000	21,080
*	RadiSys Corp.	2,860	18,218
*	RAE Systems, Inc.	5,289	7,457
* #	Rambus, Inc.	13,760	125,904
*	Ramtron International Corp.	4,000	9,360
*	RealNetworks, Inc.	12,385	53,008
* #	Red Hat, Inc.	11,919	158,642
*	Relm Wireless Corp.	800	536
#	Renaissance Learning, Inc.	4,100	55,924
* #	RF Micro Devices, Inc.	36,817	73,266
*	RF Monolithics, Inc.	600	318

47

	Richardson Electronics, Ltd.	2,200	11,044
*	RightNow Technologies, Inc.	5,614	36,940
*	Rimage Corp.	1,691	24,925
*	Riverbed Technology, Inc.	9,800	122,794
*	Rofin-Sinar Technologies, Inc.	2,600	57,954
* #	Rogers Corp.	2,800	84,280
*	Rudolph Technologies, Inc.	2,537	8,499
* #	S1 Corp.	7,390	46,335
*	Saba Software, Inc.	3,400	5,576
*	Safeguard Scientifics, Inc.	93	73
* #	SAIC, Inc.	27,500	507,925
*	Salesforce.com, Inc.	15,910	492,574
* #	Sandisk Corp.	26,991	239,950
*	Sanmina-SCI Corp.	27,000	20,250
*	Sapient Corp.	17,400	95,526
* #	SAVVIS, Inc.	5,800	49,880
* #	ScanSource, Inc.	2,400	47,616
*	Scientific Learning Corp.	1,682	3,936
*	SCM Microsystems, Inc.	1,092	2,173
*	SeaChange International, Inc.	4,800	36,672
* #	Secure Computing Corp.	6,205	35,120
*	Semitool, Inc.	5,700	33,687
* #	Semtech Corp.	7,548	91,482
*	SI International, Inc.	500	14,400
* #	Sigma Designs, Inc.	2,600	28,834
* #	Silicon Image, Inc.	7,300	33,361
* #	Silicon Laboratories, Inc.	4,300	111,628
* #	Silicon Storage Technology, Inc.	12,800	40,320
* #	SiRF Technology Holdings, Inc.	6,000	5,640
* #	Skyworks Solutions, Inc.	22,770	162,350
*	SM&A	2,749	15,120
*	Smith Micro Software, Inc.	1,300	8,125
*	Soapstone Networks, Inc.	1,700	4,896
* #	Sonic Solutions, Inc.	3,834	7,821
*	SonicWALL, Inc.	2,100	9,408
* #	Sonus Networks, Inc.	26,747	59,111
* #	Sourcefire, Inc.	700	4,438
*	Spansion, Inc.	100	62
*	Spectrum Control, Inc.	2,000	12,460
* #	SPSS, Inc.	1,700	39,712
* #	SRA International, Inc.	5,660	104,597
*	SRS Labs, Inc.	3,500	17,885
*	Standard Microsystems Corp.	1,852	33,355
	StarTek, Inc.	2,800	9,268
* #	STEC, Inc.	6,224	34,232
* #	Stratasys, Inc.	1,563	18,881
*	SumTotal Systems, Inc.	3,008	9,656
*	Sun Microsystems, Inc.	92,207	424,152
*	SunPower Corp.	3,203	94,841
* #	SunPower Corp. Class A	5,200	203,112
* #	Supertex, Inc.	2,100	50,652
*	SupportSoft, Inc.	9,351	23,378
*	Switch and Data Facilities Co.	2,700	25,434
* #	Sybase, Inc.	11,860	315,832
*	Sycamore Networks, Inc.	27,114	90,561

48

* #	Sykes Enterprises, Inc.	6,000	95,760
*	Symantec Corp.	114,073	1,435,038
*	Symmetricom, Inc.	5,609	24,960
* #	Synaptics, Inc.	5,100	157,539
*	SYNNEX Corp.	3,573	55,131
* #	Synopsys, Inc.	20,697	378,341
	Syntel, Inc.	5,500	136,785
	Take-Two Interactive Software, Inc.	9,020	106,977
*	Tech Data Corp.	4,530	97,169
	Technitrol, Inc.	5,275	30,437
*	TechTeam Global, Inc.	1,479	8,652
*	Techwell, Inc.	2,729	23,906
* #	Tekelec	8,101	102,802
* #	TeleCommunication Systems, Inc.	4,200	28,896
*	Tellabs, Inc.	29,466	124,936
*	Telular Corp.	3,800	5,700
*	Teradata Corp.	15,960	245,624
*	Teradyne, Inc.	23,370	119,187
* #	Terremark Worldwide, Inc.	8,300	37,433
*	Tessco Technologies, Inc.	876	9,610
* #	Tessera Technologies, Inc.	5,835	100,829
	Texas Instruments, Inc.	173,474	3,393,151
	TheStreet.com, Inc.	3,800	14,972
* #	THQ, Inc.	9,850	73,383
* #	TIBCO Software, Inc.	18,500	95,275
*	Tier Technologies, Inc. Class B	500	2,990
* #	TNS, Inc.	2,000	28,360
*	Tollgrade Communications, Inc.	1,200	5,280
	Total System Services, Inc.	21,288	292,497
*	Transact Technologies, Inc.	900	6,300
* #	Travelzoo, Inc.	1,100	4,862
*	Trident Microsystems, Inc.	300	543
*	Trimble Navigation, Ltd.	15,273	314,166
*	Triquint Semiconductor, Inc.	22,300	99,904
*	TTM Technologies, Inc.	4,100	29,356
* #	Tyler Technologies, Inc.	5,500	74,745
* #	Ultimate Software Group, Inc.	2,200	29,326
*	Ultra Clean Holdings, Inc.	3,200	9,664
*	Ultratech, Inc.	3,500	52,780
* #	Unica Corp.	2,600	13,442
* #	Unisys Corp.	42,678	64,871
#	United Online, Inc.	5,860	43,364
* #	Universal Display Corp.	2,260	24,453
* #	UTStarcom, Inc.	17,630	41,959
*	ValueClick, Inc.	13,393	99,108
*	Varian Semiconductor Equipment Associates, Inc.	9,675	189,824
* #	Veeco Instruments, Inc.	3,300	25,542
* #	VeriFone Holdings, Inc.	8,900	101,104
* #	VeriSign, Inc.	21,100	447,320
*	Viasat, Inc.	3,100	56,482
*	Vicon Industries, Inc.	900	4,230
* #	Video Display Corp.	1,359	11,253
*	Vignette Corp.	2,200	17,864
* #	Virage Logic Corp.	3,200	14,464
*	Vishay Intertechnology, Inc.	21,388	92,182

49

* #	Vocus, Inc.	2,700	45,441
* #	Volterra Semiconductor Corp.	2,800	26,432
#	Wayside Technology Group, Inc.	252	1,452
*	Web.com Group, Inc.	5	25
* #	Websense, Inc.	5,374	104,900
* #	Westell Technologies, Inc.	55	17
* #	Western Digital Corp.	30,290	499,785
	Western Union Co.	92,627	1,413,488
*	Wind River Systems, Inc.	11,300	98,762
*	Wireless Ronin Technologies, Inc.	2,200	3,432
*	Wireless Telecom Group, Inc.	2,600	1,534
*	WPCS International, Inc.	300	900
*	Wright Express Corp.	4,340	59,415
	Xerox Corp.	75,734	607,387
	Xilinx, Inc.	25,030	461,053
*	Yahoo!, Inc.	170,050	2,180,041
* #	Zebra Technologies Corp. Class A	4,186	84,725
*	ZILOG, Inc.	2,600	7,384
* #	Zix Corp.	9,200	16,468
*	Zones, Inc.	2,000	16,220
*	Zoran Corp.	2,489	20,260
*	Zygo Corp.	2,665	22,892
Total Information Technology			197,671,393

Materials — (3.4%)
	A. Schulman, Inc.	1,300	23,283
#	A.M. Castle & Co.	3,288	40,015
*	AEP Industries, Inc.	800	15,656
	Air Products & Chemicals, Inc.	21,407	1,244,389
#	Airgas, Inc.	11,178	428,788
	AK Steel Holding Corp.	14,550	202,536
#	Albemarle Corp.	10,816	263,370
	Alcoa, Inc.	105,650	1,216,032
#	Allegheny Technologies, Inc.	12,808	339,924
#	AMCOL International Corp.	3,100	76,043
*	American Pacific Corp.	1,500	17,325
#	American Vanguard Corp.	2,150	31,455
#	AptarGroup, Inc.	7,400	224,368
	Arch Chemicals, Inc.	2,939	83,379
* #	Arrowhead Research Corp.	4,000	4,880
	Ashland, Inc.	9,140	206,473
#	Balchem Corp.	2,775	70,929
	Ball Corp.	13,172	450,482
* #	Basin Water, Inc.	900	639
	Bemis Co., Inc.	14,370	356,951
* #	Brush Engineered Materials, Inc.	3,040	37,301
*	Buckeye Technologies, Inc.	3,300	19,437
*	Bway Holding Co.	100	748
#	Cabot Corp.	4,827	127,674
#	Calgon Carbon Corp.	5,700	75,924
*	Caraustar Industries, Inc.	1,500	542
	Carpenter Technology Corp.	5,918	107,116
#	Celanese Corp. Class A	19,800	274,428
* #	Century Aluminum Co.	5,346	67,199
	CF Industries Holdings, Inc.	7,526	483,094

50

	Chemtura Corp.	27,605	47,757
#	Cliffs Natural Resources, Inc.	12,994	350,708
* #	Coeur d’Alene Mines Corp.	76,662	55,197
#	Commercial Metals Co.	16,804	186,524
#	Compass Minerals International, Inc.	3,844	211,151
*	Core Molding Technologies, Inc.	1,689	5,489
*	Crown Holdings, Inc.	17,470	352,545
	Cytec Industries, Inc.	6,775	191,868
#	Deltic Timber Corp.	1,606	73,153
	Dow Chemical Co.	116,708	3,112,602
	du Pont (E.I.) de Nemours & Co.	115,718	3,702,976
#	Eagle Materials, Inc.	6,319	111,909
	Eastman Chemical Co.	10,591	427,770
	Ecolab, Inc.	32,968	1,228,388
	Ferro Corp.	7,410	114,707
* #	Flotek Industries, Inc.	2,300	11,385
	FMC Corp.	9,700	422,338
	Freeport-McMoRan Copper & Gold, Inc. Class B	50,242	1,462,042
	Friedman Industries, Inc.	1,199	6,175
#	General Maritime Corp.	4,000	60,600
* #	General Moly, Inc.	9,300	18,507
#	Georgia Gulf Corp.	200	460
#	Gibraltar Industries, Inc.	5,090	67,443
* #	Graphic Packaging Holding Co.	18,852	34,876
#	Greif, Inc. Class A	2,400	97,392
#	Greif, Inc. Class B	300	10,077
*	H&E Equipment Services, Inc.	4,579	26,100
#	H.B. Fuller Co.	6,048	106,868
	Hawkins, Inc.	888	14,492
*	Haynes International, Inc.	1,900	48,089
* #	Headwaters, Inc.	3,600	38,160
* #	Hecla Mining Co.	17,463	43,483
#	Hercules, Inc.	9,100	152,971
	Huntsman Corp.	12,400	125,240
* #	ICO, Inc.	3,050	13,634
#	Innophos Holdings, Inc.	3,100	82,925
	International Flavors & Fragrances, Inc.	6,530	208,176
	International Paper Co.	48,614	837,133
* #	ION Geophysical Corp.	13,575	89,052
#	Kaiser Aluminum Corp.	3,000	100,680
	KMG Chemicals, Inc.	1,500	6,075
	Koppers Holdings, Inc.	3,330	79,221
#	Kronos Worldwide, Inc.	5,996	76,149
*	Landec Corp.	3,592	33,585
#	Louisiana-Pacific Corp.	13,717	65,842
* #	LSB Industries, Inc.	2,600	21,372
	Lubrizol Corp.	9,852	370,238
#	Martin Marietta Materials, Inc.	5,100	399,738
*	Material Sciences Corp.	2,094	10,323
	MeadWestavco Corp.	24,401	342,346
* #	Metalico, Inc.	4,600	14,720
#	Minerals Technologies, Inc.	2,854	161,993
* #	Mines Management, Inc.	1,570	1,130
	Monsanto Co.	60,541	5,386,938
	Myers Industries, Inc.	3,513	37,132

51

	Nalco Holding Co.	19,916	281,214
* #	Nanophase Technologies Corp.	2,300	3,220
	Neenah Paper, Inc.	1,380	12,461
	NewMarket Corp.	2,100	79,149
	Newmont Mining Corp.	53,200	1,401,288
#	NL Industries, Inc.	7,200	99,216
	NN, Inc.	200	1,442
*	Northern Technologies International Corp.	300	3,105
* #	Northwest Pipe Co.	800	22,984
	Nucor Corp.	38,500	1,559,635
	Olin Corp.	9,949	180,674
	Olympic Steel, Inc.	1,600	36,576
*	OM Group, Inc.	4,420	94,323
*	OMNOVA Solutions, Inc.	2,410	2,964
*	Owens-Illinois, Inc.	21,160	484,141
	P.H. Glatfelter Co.	4,974	51,282
	Packaging Corp. of America	14,200	238,986
* #	Pactiv Corp.	17,400	409,944
* #	Patriot Coal Corp.	4,492	71,108
	Penford Corp.	931	11,982
*	PolyOne Corp.	8,467	40,218
	PPG Industries, Inc.	22,643	1,122,640
	Praxair, Inc.	39,709	2,587,041
	Quaker Chemical Corp.	1,800	34,434
*	Ready Mix, Inc.	800	1,888
	Reliance Steel & Aluminum Co.	10,252	256,710
	Rock-Tenn Co. Class A	3,400	103,394
*	Rockwood Holdings, Inc.	10,900	134,615
	Rohm & Haas Co.	25,252	1,776,478
*	Rosetta Resources, Inc.	8,000	84,400
	Royal Gold, Inc.	4,600	132,618
#	RPM International, Inc.	11,950	169,690
*	RTI International Metals, Inc.	2,700	42,633
#	Schnitzer Steel Industries, Inc. Class A	3,000	80,790
	Schweitzer-Maudoit International, Inc.	1,800	30,096
	Sealed Air Corp.	17,700	299,484
	Sensient Technologies Corp.	5,670	143,054
#	Sigma-Aldrich Corp.	14,035	615,575
#	Silgan Holdings, Inc.	4,030	187,556
*	Smurfit-Stone Container Corp.	25,371	34,251
*	Solitario Exploration & Royalty Corp.	2,533	5,015
	Sonoco Products Co.	9,780	246,260
#	Southern Copper Corp.	106,812	1,555,183
	Spartech Corp.	2,200	13,992
#	Steel Dynamics, Inc.	24,300	289,656
	Stepan Co.	1,491	53,423
* #	Stillwater Mining Co.	9,100	36,036
*	Symyx Technologies, Inc.	4,500	19,845
#	Synalloy Corp.	1,137	8,528
#	Temple-Inland, Inc.	12,698	75,299
#	Terra Industries, Inc.	9,200	202,308
#	Texas Industries, Inc.	3,700	117,031
	The Mosaic Co.	56,000	2,206,960
#	The Scotts Miracle-Gro Co. Class A	4,500	117,540
#	Titanium Metals Corp.	15,923	148,243

52

*	U.S. Concrete, Inc.	200	630
* #	United States Lime & Minerals, Inc.	909	23,180
#	United States Steel Corp.	15,508	571,935
*	Universal Stainless & Alloy Products, Inc.	900	16,587
#	Valhi, Inc.	15,794	226,170
	Valspar Corp.	13,200	269,940
#	Vulcan Materials Co.	15,127	821,094
*	W.R. Grace & Co.	10,050	90,551
	Wausau Paper Corp.	6,800	62,968
#	Westlake Chemical Corp.	8,900	162,247
	Weyerhaeuser Co.	23,898	913,382
	Worthington Industries, Inc.	10,400	125,528
	Zep, Inc.	2,526	53,172
* #	Zoltek Companies, Inc.	3,700	43,623
Total Materials			49,147,809

Other — (0.0%)
* ●	MAIR Holdings, Inc. Escrow Shares	700	819
* ●	Petrocorp, Inc. Escrow Shares	100	6
Total Other			825

Telecommunication Services — (2.6%)
#	Alaska Communications Systems Group, Inc.	5,589	52,201
* #	American Tower Corp.	40,811	1,318,603
#	Arbinet-thexchange, Inc.	4,200	12,180
	AT&T, Inc.	798,448	21,374,453
* #	Cbeyond, Inc.	733	8,811
* #	Centennial Communications Corp.	15,700	55,892
	CenturyTel, Inc.	3,105	77,967
* #	Cincinnati Bell, Inc.	31,800	76,002
*	Clear Channel Outdoor Holdings, Inc.	5,100	31,824
* #	Cogent Communications Group, Inc.	6,400	30,592
	Consolidated Communications Holdings, Inc.	3,313	34,124
*	Crown Castle International Corp.	32,400	685,908
	D&E Communications, Inc.	2,499	17,493
	Embarq Corp.	18,663	559,890
#	FairPoint Communications, Inc.	7,099	28,254
	Frontier Communications Corp.	37,100	282,331
* #	General Communications, Inc. Class A	7,700	59,136
	Hickory Tech Corp.	2,200	13,750
	IDT Corp.	700	623
#	IDT Corp. Class B	4,400	4,532
#	Iowa Telecommunications Services, Inc.	3,600	54,432
* #	Leap Wireless International, Inc.	6,925	194,177
* #	Level 3 Communications, Inc.	201,300	211,365
* #	NeuStar, Inc.	4,470	88,059
*	Nexstar Broadcasting Group, Inc.	991	1,179
* #	NextWave Wireless, Inc.	2,261	633
* #	NII Holdings, Inc.	21,300	548,688
*	Occam Networks, Inc.	1,271	3,572
* #	Premiere Global Services, Inc.	7,800	77,610
#	Qwest Communications International, Inc.	131,104	374,957
#	Regal Entertainment Group	12,450	159,858
* #	SBA Communications Corp.	12,860	269,931
	Shenandoah Telecommunications Co.	3,200	76,704

53

*	Spark Networks, Inc.	3,300	9,966
	Sprint Nextel Corp.	368,452	1,153,255
	SureWest Communications	2,098	37,072
* #	Syniverse Holdings, Inc.	10,680	200,784
	Telephone & Data Systems, Inc.	4,565	122,570
	Telephone & Data Systems, Inc. Special Shares	5,708	156,399
* #	tw telecom, inc.	19,910	140,963
*	United States Cellular Corp.	6,920	265,105
* #	USA Mobility, Inc.	3,500	33,775
	Verizon Communications, Inc.	323,025	9,584,152
* #	Vonage Holdings Corp.	200	188
	Windstream Corp.	35,508	266,665
*	Xeta Corp.	1,100	1,870
Total Telecommunication Services			38,758,495

Utilities — (3.2%)
* #	AES Corp.	90,070	717,858
#	AGL Resources, Inc.	5,600	170,240
	Allegheny Energy, Inc.	15,500	467,325
	ALLETE, Inc.	3,600	126,000
	Alliant Energy Corp.	12,200	358,436
#	Ameren Corp.	22,900	743,105
#	American Electric Power Co., Inc.	44,220	1,442,899
	American States Water Co.	1,900	64,999
	Aqua America, Inc.	13,867	249,606
	Artesian Resources Corp. Class A	471	6,797
#	Atmos Energy Corp.	9,030	219,158
#	Avista Corp.	5,800	115,188
#	Black Hills Corp.	4,290	108,323
* #	Cadiz, Inc.	1,704	23,703
#	California Water Service Group	1,914	71,890
	CenterPoint Energy, Inc.	36,070	415,526
#	Central Vermont Public Service Corp.	1,249	24,868
#	CH Energy Group, Inc.	1,800	74,214
	Chesapeake Utilities Corp.	975	30,459
	Cleco Corp.	6,902	158,815
	CMS Energy Corp.	25,000	256,250
	Connecticut Water Services, Inc.	300	7,950
	Consolidated Edison, Inc.	30,300	1,312,596
	Constellation Energy Group	11,800	285,678
	Delta Natural Gas Co., Inc.	360	8,845
#	Dominion Resources, Inc.	53,400	1,937,352
#	DPL, Inc.	13,000	296,530
	DTE Energy Co.	19,120	674,936
	Duke Energy Corp.	139,564	2,286,058
* #	Dynegy, Inc.	59,315	215,907
	Edison International	36,310	1,292,273
* #	El Paso Electric Co.	4,178	77,377
#	Empire District Electric Co.	3,470	66,659
	Energen Corp.	8,300	278,631
	Energy West, Inc.	1,050	8,715
#	Entergy Corp.	21,700	1,693,685
	Equitable Resources, Inc.	13,600	472,056
	Exelon Corp.	73,800	4,002,912
	FirstEnergy Corp.	34,100	1,778,656

54

	FPL Group, Inc.	44,320	2,093,677
#	Great Plains Energy, Inc.	6,388	124,183
#	Hawaiian Electric Industries, Inc.	8,100	215,622
	IDACORP, Inc.	2,600	69,316
	Integrys Energy Group, Inc.	8,480	403,648
	ITC Holdings Corp.	6,020	244,292
#	Laclede Group, Inc.	2,600	136,032
#	MDU Resources Group, Inc.	20,250	368,753
#	MGE Energy, Inc.	2,398	85,441
	Middlesex Water Co.	1,920	33,101
* #	Mirant Corp.	30,056	526,581
	National Fuel Gas Co.	9,500	343,805
#	New Jersey Resources Corp.	4,800	178,752
	Nicor, Inc.	4,400	203,324
	NiSource, Inc.	27,100	351,216
	Northeast Utilities, Inc.	16,640	375,398
	Northwest Natural Gas Co.	2,997	152,487
	NorthWestern Corp.	2,900	56,666
* #	NRG Energy, Inc.	31,641	735,653
	NSTAR	11,700	386,685
	OGE Energy Corp.	7,100	193,830
	Oneok, Inc.	12,100	385,990
#	Ormat Technologies, Inc.	6,400	154,624
	Otter Tail Corp.	3,301	77,507
	Pepco Holdings, Inc.	14,600	301,490
	PG&E Corp.	39,200	1,437,464
#	Piedmont Natural Gas Co.	8,400	276,528
	Pinnacle West Capital Corp.	11,090	350,999
	PNM Resources, Inc.	8,020	78,195
	Portland General Electric Co.	7,400	151,848
	PPL Corp.	42,100	1,381,722
	Progress Energy, Inc.	28,950	1,139,762
	Public Service Enterprise Group, Inc.	67,291	1,894,242
	Puget Energy, Inc.	11,800	276,474
	Questar Corp.	12,699	437,608
*	Reliant Energy, Inc.	46,684	245,091
	RGC Resources, Inc.	100	2,549
	SCANA Corp.	12,720	418,615
	Sempra Energy	29,200	1,243,628
	Sierra Pacific Resources	12,200	101,138
	SJW Corp.	2,756	76,617
#	South Jersey Industries, Inc.	3,300	112,431
	Southern Co.	83,600	2,870,824
	Southern Union Co.	12,488	215,044
	Southwest Gas Corp.	4,900	127,988
	Southwest Water Co.	2,470	19,686
	TECO Energy, Inc.	23,200	267,728
	UGI Corp.	11,600	276,892
	UIL Holdings Corp.	3,030	99,990
	Unisource Energy Corp.	3,900	107,562
	Vectren Corp.	8,690	218,988
	Westar Energy, Inc.	9,700	189,053
#	WGL Holdings, Inc.	3,807	122,547
	Wisconsin Energy Corp.	12,590	547,665
	Xcel Energy, Inc.	47,990	835,986

55

York Water Co.	1,600	19,200
Total Utilities		46,284,612

TOTAL COMMON STOCKS		1,234,949,058

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,071,642	1,071,642

	Face
	Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,840,000 FNMA 5.058%(r), 01/01/36, valued at $6,455,027) to be repurchased at $6,359,498	$6,359	6,359,000
TOTAL TEMPORARY CASH INVESTMENTS		7,430,642

Shares
SECURITIES LENDING COLLATERAL — (15.0%)
§ @	DFA Short Term Investment Fund LP	200,609,826	200,609,826

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $19,953,487 FNMA, rates ranging from 7.000% to 7.500%, maturities ranging from 08/01/37 to 09/01/38 & U.S. Treasury STRIP 1.497%(y), 05/31/10 & 1.476%(y), 11/30/10, valued at $18,613,499) to be repurchased at $18,118,736	$18,118	18,118,375

TOTAL SECURITIES LENDING COLLATERAL		218,728,201

TOTAL INVESTMENTS - (100.0%)
(Cost $1,576,090,558)		$1,461,107,901

See accompanying Notes to Financial Statements.

56

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (90.8%)
Consumer Discretionary — (12.1%)
*	1-800-FLOWERS.COM, Inc.	600	$3,210
*	A.C. Moore Arts & Crafts, Inc.	400	1,112
	Aaron Rents, Inc.	1,000	24,790
	Abercrombie & Fitch Co.	400	11,584
#	Advance Auto Parts, Inc.	1,300	40,560
* #	Aeropostale, Inc.	1,050	25,420
	Aldila, Inc.	200	860
* #	Amazon.com, Inc.	1,500	85,860
	American Axle & Manufacturing Holdings, Inc.	1,800	6,462
	American Eagle Outfitters, Inc.	600	6,672
* #	America’s Car-Mart, Inc.	400	6,532
*	AnnTaylor Stores Corp.	1,200	15,084
* #	Apollo Group, Inc. Class A	600	41,706
	Arbitron, Inc.	300	9,774
	ArvinMeritor, Inc.	2,100	12,432
	Asbury Automotive Group, Inc.	800	2,600
*	Ashworth, Inc.	400	732
*	ATC Technology Corp.	700	15,351
*	Audiovox Corp. Class A	1,100	6,479
* #	AutoNation, Inc.	3,700	25,419
*	Autozone, Inc.	200	25,458
*	Ballantyne of Omaha, Inc.	500	900
#	Barnes & Noble, Inc.	1,900	35,872
*	Barry (R.G.) Corp.	300	1,548
	Beasley Broadcast Group, Inc.	300	447
	Bebe Stores, Inc.	1,700	15,062
*	Bed Bath and Beyond, Inc.	800	20,616
	Belo Corp.	600	1,986
	Belo Corp. Class A	3,000	6,390
#	Best Buy Co., Inc.	1,140	30,563
*	Big Lots, Inc.	1,900	46,417
	Black & Decker Corp.	900	45,558
#	Blockbuster, Inc. Class A	1,220	1,854
* #	Blue Nile, Inc.	200	6,116
*	Bluegreen Corp.	500	2,425
	Blyth, Inc.	1,100	9,460
	Bob Evans Farms, Inc.	1,000	20,880
	Books-A-Million, Inc.	600	1,890
	BorgWarner, Inc.	1,400	31,458
	Brinker International, Inc.	1,600	14,880
	Brookfield Homes Corp.	1,400	12,824
	Brown Shoe Company, Inc.	1,000	10,540
	Buckle, Inc.	900	23,706
* #	Buffalo Wild Wings, Inc.	400	11,312

1

	Building Materials Holding Corp.	200	48
* #	Cabela’s, Inc.	1,300	10,335
*	Cache, Inc.	600	2,154
*	California Coastal Communities, Inc.	300	381
	Callaway Golf Co.	2,280	23,849
*	Career Education Corp.	2,100	33,201
* #	CarMax, Inc.	3,100	32,922
#	Carnival Corp.	11,400	289,560
*	Carriage Services, Inc.	700	1,666
*	Carter’s, Inc.	1,200	25,488
*	Casual Male Retail Group, Inc.	800	1,520
	Cato Corp. Class A	900	13,968
*	Cavalier Homes, Inc.	700	1,113
*	Cavco Industries, Inc.	300	10,209
	CBRL Group, Inc.	400	7,968
	CBS Corp. Class A	200	1,966
	CBS Corp. Class B	6,200	60,202
*	CEC Entertainment, Inc.	600	15,408
	Centex Corp.	1,600	19,600
*	Champion Enterprises, Inc.	2,200	4,114
* #	Charter Communications, Inc.	5,800	2,552
*	Cheesecake Factory, Inc.	2,000	17,600
*	Chico’s FAS, Inc.	1,100	3,740
*	Chipotle Mexican Grill, Inc. Class B	160	6,843
#	Choice Hotels International, Inc.	700	19,138
	Christopher & Banks Corp.	700	3,654
*	Citi Trends, Inc.	200	3,346
*	Coach, Inc.	500	10,300
*	Coinstar, Inc.	800	19,192
*	Coldwater Creek, Inc.	1,000	3,590
	Collectors Universe, Inc.	330	1,224
	Columbia Sportswear Co.	600	22,122
	Comcast Corp. Class A	10,200	160,752
	Comcast Corp. Special Class A Non-Voting	6,900	106,398
* #	Conn’s, Inc.	700	9,485
	Cooper Tire & Rubber Co.	2,100	16,023
*	Corinthian Colleges, Inc.	2,400	34,272
*	Cox Radio, Inc.	1,200	6,540
	Craftmade International, Inc.	72	138
* #	Crown Media Holdings, Inc.	1,400	4,354
	CSS Industries, Inc.	300	6,660
*	Culp, Inc.	500	1,435
*	Cybex International, Inc.	500	990
#	D.R. Horton, Inc.	2,300	16,974
	Darden Restaurants, Inc.	700	15,519
*	Deckers Outdoor Corp.	200	16,972
*	Design Within Reach, Inc.	500	1,005
	DeVry, Inc.	700	39,683
*	DG FastChannel, Inc.	600	10,626
* #	Dick’s Sporting Goods, Inc.	900	13,788
#	DineEquity, Inc.	900	16,227
*	DISH Network Corp.	300	4,722
	Disney (Walt) Co.	34,400	890,960
*	Dixie Group, Inc.	400	1,640
*	Dollar Tree, Inc.	2,200	83,644

2

*	Domino’s Pizza, Inc.	600	3,570
* #	Drew Industries, Inc.	600	7,260
	E.W. Scripps Co.	366	1,702
#	Eastman Kodak Co.	3,800	34,884
*	Emerson Radio Corp.	700	406
	Emmis Communications Corp. Class A	1,000	650
	Entercom Communications Corp.	700	483
*	Entravision Communications Corp.	2,100	3,969
	Ethan Allen Interiors, Inc.	1,000	17,890
	Family Dollar Stores, Inc.	2,100	56,511
*	Famous Dave’s of America, Inc.	400	1,676
	Finish Line, Inc. Class A	2,300	22,011
*	Finlay Enterprises, Inc.	100	13
*	Fleetwood Enterprises, Inc.	1,400	574
	Foot Locker, Inc.	8,500	124,270
* #	Ford Motor Co.	48,399	105,994
*	Fossil, Inc.	1,600	29,040
*	Franklin Covey Co.	700	3,570
	Fred’s, Inc.	1,600	19,600
*	Fuel Systems Solutions, Inc.	500	14,225
	Furniture Brands International, Inc.	1,100	6,259
*	GameStop Corp. Class A	700	19,173
*	GameTech International, Inc.	300	708
#	Gannett Co., Inc.	3,200	35,200
#	Gap, Inc.	3,400	43,996
*	Gaylord Entertainment Co.	1,200	25,692
#	General Motors Corp.	5,100	29,478
#	Gentex Corp.	1,600	15,344
	Genuine Parts Co.	2,300	90,505
*	G-III Apparel Group, Ltd.	600	8,286
*	Goodyear Tire & Rubber Co.	3,700	33,004
*	Great Wolf Resorts, Inc.	1,000	1,890
	Group 1 Automotive, Inc.	500	5,025
* #	GSI Commerce, Inc.	800	8,280
	Guess?, Inc.	300	6,531
* #	Gymboree Corp.	700	18,102
	H&R Block, Inc.	1,300	25,636
* #	Hanesbrands, Inc.	700	12,229
#	Harley-Davidson, Inc.	700	17,136
	Harman International Industries, Inc.	200	3,674
	Harte-Hanks, Inc.	1,200	8,424
	Hasbro, Inc.	2,100	61,047
*	Hawk Corp.	440	6,358
*	Hayes Lemmerz International, Inc.	2,800	3,724
	Hearst-Argyle Television, Inc.	600	8,988
*	Helen of Troy, Ltd.	709	12,755
*	Hollywood Media Corp.	1,200	2,304
	Home Depot, Inc.	10,200	240,618
	Hooker Furniture Corp.	200	1,822
*	Hovnanian Enterprises, Inc. Class A	2,600	11,154
*	Iconix Brand Group, Inc.	1,600	17,424
#	Idearc, Inc.	500	190
	Interactive Data Corp.	2,100	49,518
	Interface, Inc. Class A	1,300	9,165
	International Speedway Corp. Class A	900	28,251

3

*	Interpublic Group of Companies, Inc.	7,100	36,849
*	iRobot Corp.	700	7,224
* #	ITT Educational Services, Inc.	200	17,530
	J. Alexander’s Corp.	150	727
	J.C. Penney Co., Inc.	1,600	38,272
*	Jack in the Box, Inc.	2,300	46,230
	Jackson Hewitt Tax Service, Inc.	900	12,402
*	JAKKS Pacific, Inc.	1,500	33,555
*	Jarden Corp.	1,700	30,260
*	Jo-Ann Stores, Inc.	700	13,412
	Johnson Controls, Inc.	2,600	46,098
	Johnson Outdoors, Inc.	300	2,508
* #	Jos. A. Bank Clothiers, Inc.	400	10,188
	Kenneth Cole Productions, Inc. Class A	300	3,984
	Kimball International, Inc. Class B	600	4,470
*	Knology, Inc.	400	1,936
* #	Kohl’s Corp.	1,100	38,643
*	Kona Grill, Inc.	200	508
	KSW, Inc.	300	1,422
	K-Swiss, Inc. Class A	500	7,565
*	Lakeland Industries, Inc.	203	2,016
*	Lamar Advertising Co.	300	4,551
*	Lazare Kaplan International, Inc.	300	2,160
*	Lear Corp.	2,200	4,422
#	Lee Enterprises, Inc.	1,000	2,500
	Leggett & Platt, Inc.	3,100	53,816
	Lennar Corp. Class A	2,500	19,350
	Lennar Corp. Class B	240	1,416
*	Lenox Group, Inc.	500	25
	Libbey, Inc.	600	2,196
*	Liberty Global, Inc. Class A	2,000	32,980
*	Liberty Global, Inc. Series C	1,100	17,776
*	Liberty Media Corp. - Entertainment Class A	4,400	70,840
*	Liberty Media Holding Corp. Capital Class A	1,100	7,491
*	Liberty Media Holding Corp. Interactive Class A	18,000	87,840
* #	Life Time Fitness, Inc.	400	7,616
	Lifetime Brands, Inc.	500	2,450
#	Limited Brands, Inc.	7,500	89,850
*	LIN TV Corp.	800	1,368
*	Lincoln Educational Services	800	11,568
*	Live Nation, Inc.	2,100	23,625
*	LKQ Corp.	2,000	22,880
* #	Lodgenet Entertainment Corp.	400	400
*	Lodgian, Inc.	900	4,590
	Lowe’s Companies, Inc.	13,000	282,100
*	Luby’s, Inc.	1,000	4,840
	Macy’s, Inc.	13,400	164,686
*	Maidenform Brands, Inc.	300	3,294
	Marine Products Corp.	1,100	6,809
	Marriott International, Inc. Class A	600	12,522
* #	Martha Stewart Living Omnimedia, Inc.	200	1,046
* #	Marvel Entertainment, Inc.	600	19,314
	Mattel, Inc.	4,100	61,582
	Matthews International Corp. Class A	900	40,167
	McDonald’s Corp.	4,000	231,720

4

	McGraw-Hill Companies, Inc.	300	8,052
	MDC Holdings, Inc.	2,000	67,260
	Media General, Inc. Class A	500	3,815
*	Mediacom Communications Corp.	900	3,996
#	Meredith Corp.	900	17,433
*	Meritage Homes Corp.	1,600	21,968
*	Midas, Inc.	200	2,606
	Modine Manufacturing Co.	1,000	7,400
* #	Mohawk Industries, Inc.	1,980	95,792
	Monro Muffler Brake, Inc.	650	13,994
*	Morgans Hotel Group	400	1,904
* #	Morningstar, Inc.	240	8,986
	Movado Group, Inc.	600	9,126
*	Nathan’s Famous, Inc.	200	3,144
*	Netflix, Inc.	1,600	39,616
*	New Motion, Inc.	338	602
	Newell Rubbermaid, Inc.	1,200	16,500
	News Corp. Class A	9,300	98,952
	News Corp. Class B	2,460	26,125
#	NIKE, Inc. Class B	700	40,341
#	Noble International, Ltd.	700	1,120
	Nordstrom, Inc.	500	9,045
#	Nutri/System, Inc.	200	2,830
	Omnicom Group, Inc.	1,000	29,540
#	Orleans Homebuilders, Inc.	500	1,535
	O’Charleys, Inc.	500	3,750
*	O’Reilly Automotive, Inc.	2,700	73,197
*	Outdoor Channel Holdings, Inc.	1,000	8,000
*	Overstock.com, Inc.	300	3,723
	Oxford Industries, Inc.	400	5,388
*	P.F. Chang’s China Bistro, Inc.	1,000	20,460
*	Pacific Sunwear of California, Inc.	1,400	4,788
*	Palm Harbor Homes, Inc.	700	6,020
* #	Panera Bread Co.	500	22,560
*	Papa John’s International, Inc.	500	11,280
*	PC Mall, Inc.	400	1,792
#	Penske Automotive Group, Inc.	2,600	21,294
*	Perry Ellis International, Inc.	400	3,916
	PetSmart, Inc.	1,500	29,535
	Phillips-Van Heusen Corp.	1,300	31,863
	Polaris Industries, Inc.	400	13,468
	Polo Ralph Lauren Corp.	200	9,434
*	Premier Exhibitions, Inc.	300	309
	Pre-Paid Legal Services, Inc.	168	6,633
* #	Priceline.com, Inc.	200	10,526
*	Princeton Review, Inc.	800	4,456
	Pulte Homes, Inc.	1,700	18,938
*	Quiksilver, Inc.	5,600	14,504
* #	R.H. Donnelley Corp.	1,100	935
	RadioShack Corp.	3,000	37,980
*	RC2 Corp.	500	6,350
	RCN Corp.	800	5,160
*	Red Lion Hotels Corp.	600	1,662
* #	Red Robin Gourmet Burgers, Inc.	600	9,114
	Regis Corp.	1,500	18,555

5

*	Rentrak Corp.	400	4,540
	Ross Stores, Inc.	700	22,883
*	Rubio’s Restaurants, Inc.	200	876
	Ryland Group, Inc.	200	3,758
*	Saga Communications, Inc. Class A	400	2,140
	Salem Communications Corp.	400	420
* #	Sally Beauty Holdings, Inc.	3,700	18,796
	Sauer-Danfoss, Inc.	2,300	23,575
	Scripps Networks Interactive	900	25,560
* #	Sears Holdings Corp.	900	51,966
	Service Corp. International	6,900	47,610
	Sherwin-Williams Co.	600	34,146
	Shiloh Industries, Inc.	700	3,507
	Sinclair Broadcast Group, Inc. Class A	2,700	8,721
*	Skechers U.S.A., Inc. Class A	700	9,506
	Skyline Corp.	200	4,324
*	Smith & Wesson Holding Corp.	400	920
	Snap-On, Inc.	1,700	62,815
	Sonic Automotive, Inc.	600	3,078
*	Sonic Corp.	1,200	12,840
#	Sotheby’s Class A	1,600	14,896
* #	Source Interlink Companies, Inc.	700	259
*	Spanish Broadcasting System, Inc.	1,000	230
	Spartan Motors, Inc.	700	3,213
	Speedway Motorsports, Inc.	1,500	23,925
*	Stamps.com, Inc.	700	6,832
	Standard Pacific Corp.	3,900	11,115
	Staples, Inc.	3,100	60,233
*	Starbucks Corp.	700	9,191
#	Starwood Hotels & Resorts Worldwide, Inc.	700	15,778
*	Steven Madden, Ltd.	500	10,890
	Strayer Education, Inc.	200	45,254
	Sturm Ruger & Co., Inc.	500	3,575
*	Sun-Times Media Group, Inc. Class A	1,000	70
	Superior Industries International, Inc.	800	11,440
	Superior Uniform Group, Inc.	200	1,998
#	Systemax, Inc.	988	13,990
	Tandy Brand Accessories, Inc.	100	241
*	Tandy Leather Factory, Inc.	300	690
	Target Corp.	3,600	144,432
	Tempur-Pedic International, Inc.	700	5,467
*	Tenneco Automotive, Inc.	1,300	6,383
*	Texas Roadhouse, Inc.	2,800	19,656
*	The Children’s Place Retail Stores, Inc.	300	10,029
*	The DIRECTV Group, Inc.	3,900	85,371
*	The Dress Barn, Inc.	1,200	11,472
	The Marcus Corp.	700	9,821
#	The McClatchey Co.	200	614
	The Men’s Wearhouse, Inc.	1,200	18,348
#	The New York Times Co. Class A	5,400	54,000
	The Stanley Works	1,100	36,014
*	The Steak n Shake Co.	1,000	5,150
	The TJX Companies, Inc.	1,200	32,112
* #	The Walking Co Holdings, Inc.	300	1,074
*	thinkorswim Group, Inc.	800	6,400

6

	Thor Industries, Inc.	1,300	23,270
	Tiffany & Co.	600	16,470
*	Timberland Co. Class A	1,000	12,100
	Time Warner, Inc.	50,700	511,563
*	TiVo, Inc.	1,400	9,618
*	Toll Brothers, Inc.	2,800	64,736
*	Tractor Supply Co.	900	37,404
*	True Religion Apparel, Inc.	700	11,725
*	TRW Automotive Holdings Corp.	3,100	19,592
	Tupperware Corp.	600	15,180
*	Tween Brands, Inc.	600	5,112
* #	Under Armour, Inc. Class A	200	5,200
*	Unifi, Inc.	2,400	11,520
	Unifirst Corp.	500	16,315
*	Universal Electronics, Inc.	500	10,565
*	Universal Technical Institute, Inc.	500	8,250
* #	Urban Outfitters, Inc.	1,000	21,740
	V.F. Corp.	1,500	82,650
* #	Vail Resorts, Inc.	1,000	33,260
* #	Viacom, Inc. Class A	200	4,290
*	Viacom, Inc. Class B	1,600	32,352
	Virco Manufacturing Corp.	485	1,329
* #	Volcom, Inc.	300	3,879
*	Warnaco Group, Inc.	1,500	44,715
	Weight Watchers International, Inc.	400	12,512
*	Wendy’s/Arby’s Group, Inc.	4,325	15,656
#	Whirlpool Corp.	2,400	111,960
	Wiley (John) & Sons, Inc. Class A	1,140	39,649
*	Williams Controls, Inc.	200	2,400
#	Williams-Sonoma, Inc.	2,500	20,700
	Winnebago Industries, Inc.	500	2,970
	Wolverine World Wide, Inc.	1,500	35,250
#	World Wrestling Entertainment, Inc.	700	9,968
	Wyndham Worldwide Corp.	4,200	34,398
	Xerium Technologies, Inc.	1,300	5,057
	Yum! Brands, Inc.	1,600	46,416
*	Zale Corp.	200	3,412
*	Zumiez, Inc.	300	2,928
Total Consumer Discretionary			9,125,885

Consumer Staples — (7.0%)
	Alberto-Culver Co.	2,200	56,606
#	Alico, Inc.	200	7,878
	Andersons, Inc.	600	15,978
	Archer-Daniels-Midland Co.	5,900	122,307
	Avon Products, Inc.	1,500	37,245
* #	BJ’s Wholesale Club, Inc.	1,900	66,880
	Calavo Growers, Inc.	300	3,045
#	Cal-Maine Foods, Inc.	600	17,634
	Campbell Soup Co.	800	30,360
*	Caribou Coffee Co.	600	1,068
	Casey’s General Stores, Inc.	1,600	48,320
*	Central Garden & Pet Co.	500	1,690
	Chiquita Brands International, Inc.	1,600	21,840
	Church & Dwight Co., Inc.	1,900	112,271

7

	Clorox Co.	500	30,405
	Coca-Cola Co.	4,400	193,864
	Coca-Cola Enterprises, Inc.	9,300	93,465
	Colgate-Palmolive Co.	900	56,484
	ConAgra, Inc.	5,200	90,584
	Corn Products International, Inc.	4,100	99,712
	Costco Wholesale Corp.	1,700	96,917
*	Darling International, Inc.	1,800	13,572
*	Dean Foods Co.	2,480	54,213
	Del Monte Foods Co.	7,200	45,432
	Diamond Foods, Inc.	500	14,615
*	Elizabeth Arden, Inc.	1,000	17,290
*	Energizer Holdings, Inc.	200	9,772
	Estee Lauder Companies, Inc.	400	14,416
	Farmer Brothers Co.	500	12,000
	Flowers Foods, Inc.	2,100	62,265
	General Mills, Inc.	1,400	94,836
#	Great Atlantic & Pacific Tea, Inc.	1,400	11,578
* #	Green Mountain Coffee, Inc.	400	11,596
*	Hain Celestial Group, Inc.	1,300	30,212
	Heinz (H.J.) Co.	600	26,292
	Hormel Foods Corp.	1,800	50,868
	Ingles Market, Inc. Class A	300	5,598
	Inter Parfums, Inc.	750	8,745
	J & J Snack Foods Corp.	600	18,816
#	J.M. Smucker Co.	1,720	76,643
	Kellogg Co.	700	35,294
	Kimberly-Clark Corp.	900	55,161
	Kraft Foods, Inc.	14,100	410,874
	Lancaster Colony Corp.	1,200	37,848
	Lance, Inc.	1,000	20,690
*	Lifeway Foods, Inc.	200	2,000
*	Maui Land & Pineapple Co., Inc.	240	3,720
	McCormick & Co., Inc.	500	16,830
	Nash-Finch Co.	400	15,772
*	National Beverage Corp.	700	6,412
*	Omega Protein Corp.	700	5,166
*	Pantry, Inc.	800	17,616
*	Parlux Fragrances, Inc.	700	2,261
*	Peet’s Coffee & Tea, Inc.	400	8,984
	PepsiAmericas, Inc.	3,000	56,790
	PepsiCo, Inc.	2,900	165,329
	Pilgrim’s Pride Corp.	1,600	1,760
	PriceSmart, Inc.	900	13,410
	Procter & Gamble Co.	13,300	858,382
	Ralcorp Holdings, Inc.	800	54,144
	Rocky Mountain Chocolate Factory, Inc.	200	1,412
	Ruddick Corp.	1,600	45,824
	Safeway, Inc.	4,400	93,588
	Sanderson Farms, Inc.	600	18,732
*	Sanfilippo (John B.) & Son, Inc.	200	1,442
	Sara Lee Corp.	10,800	120,744
* #	Smithfield Foods, Inc.	4,000	42,080
	Spartan Stores, Inc.	700	18,893
	SUPERVALU, Inc.	6,900	98,256

8

	Sysco Corp.	1,300	34,060
	Tasty Baking Co.	300	1,314
	The Hershey Co.	300	11,172
	The Kroger Co.	2,300	63,158
	Tootsie Roll Industries, Inc.	1,236	30,739
	Tyson Foods, Inc. Class A	4,500	39,330
* #	United Natural Foods, Inc.	1,200	26,808
	Wal-Mart Stores, Inc.	17,400	971,094
	WD-40 Co.	400	11,640
	Weis Markets, Inc.	788	25,563
#	Whole Foods Market, Inc.	600	6,432
Total Consumer Staples			5,234,036

Energy — (11.5%)
*	Abraxas Petroleum Corp.	1,100	2,420
*	Allis-Chalmers Energy, Inc.	1,200	8,112
#	Alon USA Energy, Inc.	1,300	11,466
*	Alpha Natural Resources, Inc.	1,500	53,655
*	American Oil & Gas, Inc.	1,300	2,340
	Anadarko Petroleum Corp.	4,200	148,260
	Apache Corp.	2,900	238,757
#	Arch Coal, Inc.	1,500	32,115
*	Arena Resources, Inc.	320	9,754
	Atlas America, Inc.	1,200	27,492
*	ATP Oil & Gas Corp.	500	6,020
*	Atwood Oceanics, Inc.	600	16,488
#	Baker Hughes, Inc.	600	20,970
*	Basic Energy Services, Inc.	800	10,944
	Berry Petroleum Corp. Class A	1,000	23,300
*	Bill Barret Corp.	1,300	26,520
	BJ Services Co.	3,900	50,115
*	Brigham Exploration Co.	1,500	11,760
* #	Bristow Group, Inc.	700	17,339
*	Bronco Drilling Co., Inc.	500	3,860
	Cabot Oil & Gas Corp.	2,200	61,754
*	Callon Petroleum Co.	1,100	11,352
* #	Cameron International Corp.	800	19,408
	CARBO Ceramics, Inc.	600	25,962
*	Carrizo Oil & Gas, Inc.	700	16,373
* #	Cheniere Energy, Inc.	900	3,366
	Chesapeake Energy Corp.	5,100	112,047
	Chevron Corp.	19,500	1,454,700
	Cimarex Energy Co.	2,700	109,242
*	Clayton Williams Energy, Inc.	400	19,372
*	CNX Gas Corp.	700	17,703
*	Complete Production Services, Inc.	2,100	26,019
*	Comstock Resources, Inc.	1,500	74,130
	ConocoPhillips	14,500	754,290
	CONSOL Energy, Inc.	800	25,112
*	Contango Oil & Gas Co.	300	16,500
*	Dawson Geophysical Co.	200	4,906
* #	Delta Petroleum Corp.	1,000	9,400
*	Denbury Resources, Inc.	1,200	15,252
	Devon Energy Corp.	4,900	396,214
#	Diamond Offshore Drilling, Inc.	300	26,640

9

*	Dresser-Rand Group, Inc.	1,100	24,640
*	Dril-Quip, Inc.	700	17,290
*	Edge Petroleum Corp.	600	354
	El Paso Corp.	3,000	29,100
*	Encore Acquisition Co.	1,700	52,955
*	Energy Partners, Ltd.	1,000	4,320
#	ENSCO International, Inc.	2,100	79,821
	EOG Resources, Inc.	1,600	129,472
*	Evolution Petroleum Corp.	1,000	1,630
	Exxon Mobil Corp.	13,700	1,015,444
*	FMC Technologies, Inc.	600	20,994
*	Forest Oil Corp.	2,100	61,341
	Foundation Coal Holdings, Inc.	800	16,608
#	Frontier Oil Corp.	400	5,284
*	FX Energy, Inc.	300	1,467
*	Gasco Energy, Inc.	2,300	1,840
*	Goodrich Petroleum Corp.	400	11,104
*	Grey Wolf, Inc.	6,900	44,298
	Gulf Island Fabrication, Inc.	520	10,249
*	Gulfmark Offshore, Inc.	800	29,600
*	Gulfport Energy Corp.	900	6,345
#	Halliburton Co.	1,600	31,664
*	Harvest Natural Resources, Inc.	1,300	11,037
* #	Helix Energy Solutions Group, Inc.	1,600	16,896
	Helmerich & Payne, Inc.	3,100	106,361
*	Hercules Offshore, Inc.	700	5,103
	Hess Corp.	2,800	168,588
*	HKN, Inc.	400	2,088
	Holly Corp.	600	11,778
* #	Hornbeck Offshore Services, Inc.	900	21,420
*	Infinity, Inc.	700	287
	Lufkin Industries, Inc.	400	20,928
	Marathon Oil Corp.	7,800	226,980
*	Mariner Energy, Inc.	2,500	35,975
	Massey Energy Co.	1,800	41,562
*	Matrix Service Co.	300	3,675
*	McMoran Exploration Co.	800	11,352
*	Meridian Resource Corp.	3,300	3,927
*	Mitcham Industries, Inc.	300	1,638
	Murphy Oil Corp.	2,500	126,600
*	NATCO Group, Inc. Class A	500	10,570
* #	National-Oilwell, Inc.	1,964	58,704
*	Natural Gas Services Group	400	5,300
*	Newfield Exploration Co.	2,300	52,854
*	Newpark Resources, Inc.	2,600	14,950
#	Noble Corp.	300	9,663
	Noble Energy, Inc.	2,400	124,368
	Occidental Petroleum Corp.	7,300	405,442
*	Oceaneering International, Inc.	700	19,719
*	Oil States International, Inc.	1,400	32,382
*	OMNI Energy Services Corp.	500	1,125
	Overseas Shipholding Group, Inc.	1,000	37,580
* #	Pacific Ethanol, Inc.	200	180
*	Parallel Petroleum Corp.	1,100	4,411
*	Parker Drilling Co.	3,200	16,384

10

	Patterson-UTI Energy, Inc.	3,700	49,099
	Peabody Energy Corp.	900	31,059
	Penn Virginia Corp.	1,200	44,604
*	Petrohawk Energy Corp.	1,900	36,005
*	Petroleum Development Corp.	500	10,355
*	PetroQuest Energy, Inc.	1,600	15,920
*	PHI, Inc. Non-Voting	400	8,392
*	Pioneer Drilling Co.	1,600	12,384
	Pioneer Natural Resources Co.	2,800	77,924
*	Plains Exploration & Production Co.	2,100	59,220
*	PowerSecure International, Inc.	500	1,925
*	Pride International, Inc.	2,500	46,975
*	Quest Resource Corp.	800	340
* #	Quicksilver Resources, Inc.	1,600	16,752
	Range Resources Corp.	2,000	84,440
*	Rentech, Inc.	4,700	3,478
	Rowan Companies, Inc.	1,600	29,024
*	SEACOR Holdings, Inc.	900	60,453
#	Smith International, Inc.	1,432	49,375
*	Southwestern Energy Co.	1,200	42,744
	Spectra Energy Corp.	1,400	27,062
	St. Mary Land & Exploration Co.	1,200	29,868
*	Stone Energy Corp.	1,346	40,838
*	SulphCo, Inc.	700	1,400
	Sunoco, Inc.	1,700	51,850
*	Superior Energy Services, Inc.	2,300	49,036
*	Superior Well Services, Inc.	500	8,375
*	Swift Energy Corp.	900	28,872
	Tesoro Petroleum Corp.	1,600	15,472
*	Teton Energy Corp.	500	755
*	TETRA Technologies, Inc.	1,300	9,048
*	TGC Industries, Inc.	525	1,181
#	The Williams Companies, Inc.	1,300	27,261
	Tidewater, Inc.	1,600	69,776
* #	Trico Marine Services, Inc.	500	4,500
* #	Tri-Valley Corp.	300	1,425
*	TXCO Resources, Inc.	1,000	5,240
*	Union Drilling, Inc.	800	4,384
*	Unit Corp.	1,100	41,294
#	USEC, Inc.	2,500	10,325
*	VAALCO Energy, Inc.	1,900	10,070
	Valero Energy Corp.	6,000	123,480
	W&T Offshore, Inc.	2,200	42,174
*	Warren Resources, Inc.	1,900	10,051
*	Westmoreland Coal Co.	200	1,970
*	Whiting Petroleum Corp.	1,500	77,985
	World Fuel Services Corp.	1,500	32,145
	XTO Energy, Inc.	3,125	112,344
Total Energy			8,645,725

Financials — (20.3%)
	21st Century Holding Co.	400	2,168
	Abington Bancorp, Inc.	800	8,280
	Advance America, Cash Advance Centers, Inc.	1,300	3,484
	Advanta Corp. Class A	300	711

11

	Advanta Corp. Class B	600	2,712
*	Affiliated Managers Group, Inc.	900	41,742
	Affirmative Insurance Holdings, Inc.	200	238
*	Allegheny Corp.	204	57,528
	Allstate Corp.	5,200	137,228
*	AmComp, Inc.	600	7,284
	Amcore Financial, Inc.	514	2,390
	American Bancorp of New Jersey, Inc.	400	3,600
#	American Capital, Ltd.	4,600	64,630
	American Express Co.	2,200	60,500
	American Financial Group, Inc.	5,500	125,015
	American West Bancorporation	600	726
	Ameriprise Financial, Inc.	1,000	21,600
*	Amerisafe, Inc.	500	8,620
*	AmeriServe Financial, Inc.	560	1,378
	Anchor Bancorp Wisconsin, Inc.	700	3,990
	AON Corp.	3,400	143,820
*	Appalachian Bancshares, Inc.	200	994
#	Asset Acceptance Capital Corp.	1,000	8,110
	Associated Banc-Corp.	3,800	83,828
#	ASTA Funding, Inc.	300	1,020
#	Astoria Financial Corp.	2,800	53,256
	Atlantic Coast Federal Corp.	150	976
*	B of I Holding, Inc.	218	1,003
	BancFirst Corp.	497	25,049
	BancorpSouth, Inc.	2,400	58,248
	Bank of America Corp.	39,800	961,966
	Bank of Hawaii Corp.	900	45,639
	Bank of the Ozarks, Inc.	400	12,160
	BankFinancial Corp.	800	9,752
	Banner Corp.	500	6,385
#	BB&T Corp.	3,560	127,626
	Benjamin Franklin Bancorp, Inc.	200	2,598
	Berkshire Hills Bancorp, Inc.	400	10,412
	Beverly Hills Bancorp, Inc.	700	511
	BGC Partners, Inc. Class A	1,200	4,908
#	BlackRock, Inc.	800	105,072
	BOK Financial Corp.	1,997	95,536
	Boston Private Financial Holdings, Inc.	1,400	12,376
●	Brooke Corp.	500	69
	Brookline Bancorp, Inc.	2,000	23,400
	Brooklyn Federal Bancorp, Inc.	100	1,450
	Brown & Brown, Inc.	3,200	65,664
	Cadence Financial Corp.	500	3,750
	Camden National Corp.	200	5,850
	Capital City Bank Group, Inc.	900	25,200
	Capital Corp. of the West	300	690
	Capital One Financial Corp.	3,900	152,568
	Capitol Federal Financial	1,700	79,067
	Cardinal Financial Corp.	700	4,368
	Cash America International, Inc.	1,000	35,370
	Cathay General Bancorp	1,600	39,168
* #	CB Richard Ellis Group, Inc.	400	2,804
	Center Bancorp, Inc.	400	4,080
	Central Pacific Financial Corp.	900	14,040

12

	Chemical Financial Corp.	800	21,016
	Chubb Corp.	3,500	181,370
	Cincinnati Financial Corp.	3,300	85,767
#	Citigroup, Inc.	30,800	420,420
	Citizens Community Bancorp, Inc.	300	1,773
	Citizens First Bancorp, Inc.	300	885
#	Citizens Republic Bancorp, Inc.	1,600	4,720
* #	Citizens, Inc.	1,100	9,339
	City Holding Co.	600	25,104
	City National Corp.	2,200	117,766
	CNA Financial Corp.	9,800	152,488
*	CNA Surety Corp.	1,700	23,545
#	CoBiz Financial, Inc.	800	9,312
#	Cohen & Steers, Inc.	200	3,634
	Columbia Banking System, Inc.	600	9,552
	Comerica, Inc.	3,300	91,047
	Commerce Bancshares, Inc.	2,100	99,288
	Community Trust Bancorp, Inc.	500	16,690
	Consolidated-Tokoma Land Co.	200	7,380
*	Consumer Portfolio Services, Inc.	600	648
*	Core-Mark Holding Co., Inc.	200	3,954
	Cullen Frost Bankers, Inc.	1,720	96,268
	CVB Financial Corp.	2,760	34,942
	Delphi Financial Group, Inc. Class A	1,500	23,625
	Delta Financial Corp.	700	3
	Dime Community Bancshares	1,100	18,370
	Discover Financial Services	17,500	214,375
*	Dollar Financial Corp.	600	6,978
	Donegal Group, Inc. Class A	700	11,466
*	E*TRADE Financial Corp.	29,500	53,690
	East West Bancorp, Inc.	1,800	31,230
	Eaton Vance Corp.	400	8,800
	Employers Holdings, Inc.	2,100	26,796
*	Encore Capital Group, Inc.	900	8,424
	Enterprise Financial Services Corp.	428	7,939
	Erie Indemnity Co.	1,300	48,347
#	F.N.B. Corp.	2,768	36,261
	FBL Financial Group, Inc. Class A	1,100	19,206
	Federated Investors, Inc.	700	16,940
	Fidelity National Financial, Inc.	2,600	23,426
	Fifth Third Bancorp	6,006	65,165
	Financial Federal Corp.	900	20,835
*	First Acceptance Corp.	1,000	3,050
	First American Corp.	1,500	30,615
	First Bancorp	600	10,500
#	First Busey Corp.	1,600	29,824
*	First Cash Financial Services, Inc.	700	10,759
	First Commonwealth Financial Corp.	2,400	26,544
	First Community Bancshares, Inc.	400	12,520
	First Financial Bankshares, Inc.	600	32,514
	First Financial Corp.	500	21,140
	First Financial Holdings, Inc.	400	8,680
#	First Marblehead Corp.	2,100	3,570
*	First Mercury Financial Corp.	900	9,711
	First Midwest Bancorp, Inc.	1,600	35,536

13

	First Niagara Financial Group, Inc.	3,628	57,214
*	First Regional Bancorp	400	2,200
	First State Bancorporation	400	1,480
*	FirstCity Financial Corp.	400	1,300
	FirstMerit Corp.	2,600	60,632
	Flushing Financial Corp.	700	10,885
	FNB United Corp.	395	2,540
*	Forestar Real Estate Group, Inc.	500	4,375
	Franklin Resources, Inc.	500	34,000
#	Frontier Financial Corp.	1,400	9,324
#	Fulton Financial Corp.	8,440	88,620
	Gallagher (Arthur J.) & Co.	2,000	48,720
	GAMCO Investors, Inc.	200	7,614
#	Gateway Financial Holdings, Inc.	481	2,617
	German American Bancorp, Inc.	482	5,495
#	GFI Group, Inc.	800	2,568
	Glacier Bancorp, Inc.	1,700	34,289
#	Great Southern Bancorp, Inc.	500	5,325
#	Greene Bancshares, Inc.	400	7,900
#	Greenhill & Co., Inc.	200	13,194
*	Guaranty Bancorp	2,011	8,567
* #	Guaranty Financial Group, Inc.	500	1,015
*	Hallmark Financial Services, Inc.	800	5,200
#	Hancock Holding Co.	1,500	66,240
	Hanover Insurance Group, Inc.	2,300	90,275
	Harleysville Group, Inc.	949	29,969
	Harleysville National Corp.	1,000	13,870
	Hartford Financial Services Group, Inc.	2,900	29,928
	HCC Insurance Holdings, Inc.	5,600	123,536
	Hercules Technology Growth Capital, Inc.	16	139
	Heritage Commerce Corp.	600	7,764
	Heritage Financial Group	137	1,356
	Home Federal Bancorp, Inc.	615	7,128
	Horace Mann Educators Corp.	1,500	11,940
#	Horizon Financial Corp.	400	2,404
	Hudson City Bancorp, Inc.	7,200	135,432
	Huntington Bancshares, Inc.	3,700	34,965
	IBERIABANK Corp.	700	35,658
	Independent Bank Corp. (MA)	500	14,385
	Integra Bank Corp.	400	2,412
	International Bancshares Corp.	1,400	36,358
	Intervest Bancshares Corp.	200	1,196
*	Investment Technology Group, Inc.	1,400	28,574
*	Investors Bancorp, Inc.	3,600	51,696
	Janus Capital Group, Inc.	2,400	28,176
	Jefferies Group, Inc.	1,900	30,077
	Jones Lang LaSalle, Inc.	400	13,168
	JPMorgan Chase & Co.	36,609	1,510,121
	Kearny Financial Corp.	2,300	26,519
	KeyCorp	5,400	66,042
	K-Fed Bancorp	400	3,364
	Lakeland Bancorp, Inc.	800	8,816
	Lakeland Financial Corp.	508	11,405
	Legacy Bancorp, Inc.	300	3,912
	Legg Mason, Inc.	1,800	39,942

14

#	Leucadia National Corp.	1,800	48,312
	Lincoln National Corp.	2,400	41,376
	LNB Bancorp, Inc.	200	1,392
	M&T Bank Corp.	1,500	121,650
	MainSource Financial Group, Inc.	700	12,502
*	Markel Corp.	200	70,168
*	MarketAxess Holdings, Inc.	900	5,148
*	Marlin Business Services, Inc.	400	1,584
	Marsh & McLennan Companies, Inc.	5,400	158,328
#	Marshall & Ilsley Corp.	5,000	90,150
#	Mastercard, Inc.	300	44,346
	MB Financial, Inc.	1,200	35,652
#	MBIA, Inc.	1,200	11,796
#	MBT Financial Corp.	700	3,073
	MCG Capital Corp.	1,400	1,148
	Meadowbrook Insurance Group, Inc.	1,400	7,378
	Medallion Financial Corp.	600	4,854
	Mercer Insurance Group, Inc.	300	3,935
	Mercury General Corp.	1,600	82,192
	Merrill Lynch & Co., Inc.	1,900	35,321
	MetLife, Inc.	6,647	220,831
#	Midwest Banc Holdings, Inc.	500	1,505
	Moody’s Corp.	200	5,120
	Morgan Stanley	16,200	283,014
	Nara Bancorp, Inc.	900	9,900
	National City Corp.	2,593	7,001
	National Interstate Corp.	500	8,750
#	National Penn Bancshares, Inc.	2,248	38,081
	Nationwide Financial Services, Inc.	1,200	56,772
*	Navigators Group, Inc.	800	40,408
	NBT Bancorp, Inc.	1,100	30,668
	Nelnet, Inc. Class A	1,000	14,630
	New England Bancshares, Inc.	200	1,891
	New Westfield Financial, Inc.	1,200	12,420
	New York Community Bancorp, Inc.	11,200	175,392
	NewAlliance Bancshares, Inc.	3,700	51,060
*	NexCen Brands, Inc.	1,000	83
	Northeast Community Bancorp, Inc.	500	3,873
	Northern Trust Corp.	700	39,417
	Northwest Bancorp, Inc.	1,600	42,400
	NYMAGIC, Inc.	200	3,490
	NYSE Euronext, Inc.	600	18,108
	OceanFirst Financial Corp.	500	8,295
	Odyssey Re Holdings Corp.	2,100	82,824
	Old National Bancorp	2,100	39,774
	Old Republic International Corp.	10,000	92,100
#	Old Second Bancorp, Inc.	400	5,400
	optionsXpress Holding, Inc.	900	15,984
	Pacific Mercantile Bancorp	400	1,680
	PacWest Bancorp	900	22,491
	Park National Corp.	440	32,010
	Patriot Capital Funding, Inc.	569	2,817
	Peoples Bancorp, Inc.	400	7,660
	People’s United Financial, Inc.	2,400	42,000
*	Philadelphia Consolidated Holding Corp.	2,100	122,829

15

*	PICO Holdings, Inc.	700	17,528
*	Pinnacle Financial Partners, Inc.	500	14,630
*	PMA Capital Corp. Class A	900	4,158
	PNC Financial Services Group, Inc.	2,400	160,008
* #	Portfolio Recovery Associates, Inc.	500	17,940
#	PrivateBancorp, Inc.	700	25,207
*	ProAssurance Corp.	1,500	82,425
	Progressive Corp.	4,300	61,361
	Prosperity Bancshares, Inc.	1,400	46,494
	Protective Life Corp.	2,900	24,215
#	Provident Bankshares Corp.	700	7,469
	Provident Financial Services, Inc.	2,100	30,786
	Provident New York Bancorp	1,700	20,468
	Prudential Financial, Inc.	5,100	153,000
	QC Holdings, Inc.	500	4,030
	Rainier Pacific Financial Group, Inc.	185	833
#	Raymond James Financial, Inc.	2,800	65,212
	Regions Financial Corp.	2,900	32,161
* #	Reinsurance Group of America, Inc. Class A	2,100	78,414
*	Reinsurance Group of America, Inc. Class B	825	30,558
	Renasant Corp.	700	14,672
	Resource America, Inc.	500	2,875
*	Rewards Network, Inc.	1,100	4,180
	Riverview Bancorp, Inc.	500	2,390
	RLI Corp.	860	49,355
	Rockville Financial, Inc.	600	7,806
	Rome Bancorp, Inc.	300	3,029
	S&T Bancorp, Inc.	1,200	40,920
	S.Y. Bancorp, Inc.	500	13,770
	Safety Insurance Group, Inc.	500	18,995
	Sanders Morris Harris Group, Inc.	700	5,180
	Sandy Spring Bancorp, Inc.	500	10,735
	Schwab (Charles) Corp.	2,600	49,712
*	Seabright Insurance Holdings	600	6,276
	SEI Investments Co.	600	10,608
	Selective Insurance Group, Inc.	1,800	42,750
	Sierra Bancorp	286	5,709
	Simmons First National Corp. Class A	500	15,510
	South Financial Group, Inc.	2,400	13,944
	Southern Community Financial Corp.	501	1,944
	Southside Bancshares, Inc.	420	10,118
	Southwest Bancorp, Inc.	600	8,688
	StanCorp Financial Group, Inc.	1,500	51,120
	State Auto Financial Corp.	1,400	36,876
	State Bancorp, Inc.	500	6,370
	State Street Corp.	1,300	56,355
	Sterling Bancorp	500	7,840
	Sterling Bancshares, Inc.	2,400	19,104
	Stewart Information Services Corp.	400	6,640
*	Stifel Financial Corp.	780	34,047
	Student Loan Corp.	300	10,950
	Suffolk Bancorp	200	6,490
*	Sun Bancorp, Inc.	735	7,350
	SunTrust Banks, Inc.	3,100	124,434
#	Susquehanna Bancshares, Inc.	2,316	35,875

16

*	SVB Financial Group	1,000	51,450
	SWS Group, Inc.	600	11,136
#	Synovus Financial Corp.	3,400	35,122
	T. Rowe Price Group, Inc.	900	35,586
	Taylor Capital Group, Inc.	400	4,500
	TCF Financial Corp.	2,900	51,446
*	TD Ameritrade Holding Corp.	2,500	33,225
*	Tejon Ranch Co.	300	8,718
#	Temecula Valley Bancorp, Inc.	200	690
*	Texas Capital Bancshares, Inc.	900	16,065
*	The Bancorp, Inc.	400	1,496
#	The Colonial BancGroup, Inc.	2,800	11,452
	The Goldman Sachs Group, Inc.	4,800	444,000
*	The NASDAQ OMX Group, Inc.	1,900	61,674
	The Travelers Companies, Inc.	5,900	251,045
	Thomas Properties Group, Inc.	500	3,475
*	Thomas Weisel Partners Group, Inc.	1,000	5,620
	Tompkins Financial Corp.	300	14,700
#	Tower Group, Inc.	700	14,721
*	Tradestation Group, Inc.	1,200	9,396
	Transatlantic Holdings, Inc.	1,800	77,130
	TriCo Bancshares	500	10,770
	TrustCo Bank Corp.	2,160	26,287
	Trustmark Corp.	1,900	38,988
	U.S. Bancorp	5,500	163,955
#	UCBH Holdings, Inc.	3,400	17,952
	UMB Financial Corp.	1,400	63,462
	Umpqua Holdings Corp.	1,900	32,338
	Union Bankshares Corp.	400	9,532
	United Bankshares, Inc.	1,400	44,660
#	United Community Banks, Inc.	201	2,637
	United Financial Bancorp, Inc.	520	7,280
	United Fire & Casualty Co.	1,200	27,804
	United Western Bancorp, Inc.	300	3,405
	Unitrin, Inc.	3,100	65,100
	Univest Corp. of Pennsylvania	500	15,470
	Unum Group	8,100	127,575
#	Valley National Bancorp	2,835	53,865
*	Virginia Commerce Bancorp, Inc.	440	1,918
	W. R. Berkley Corp.	3,600	94,572
	Wachovia Corp.	9,400	60,254
	Waddell & Reed Financial, Inc.	800	11,616
	Washington Federal, Inc.	2,600	45,812
	Washington Trust Bancorp, Inc.	417	8,890
	Webster Financial Corp.	900	16,686
	Wells Fargo & Co.	25,200	858,060
	West Bancorporation	700	8,750
	West Coast Bancorp	500	4,360
	Westamerica Bancorporation	900	51,525
* #	Western Alliance Bancorp	600	8,886
	White Mountains Insurance Group, Ltd.	300	103,350
	Whitney Holding Corp.	2,600	49,400
*	Willis Group Holdings, Ltd.	352	9,236
	Willow Financial Bancorp, Inc.	700	6,055
#	Wilmington Trust Corp.	2,000	57,720

17

	Wintrust Financial Corp.	500	12,800
*	World Acceptance Corp.	300	5,544
	Zenith National Insurance Corp.	1,740	57,176
#	Zions Bancorporation	1,300	49,543
*	ZipRealty, Inc.	800	2,312
Total Financials			15,276,884

Industrials — (14.5%)
*	3-D Systems Corp.	200	2,174
	3M Co.	1,200	77,160
	A.O. Smith Corp.	800	25,240
	AAON, Inc.	560	9,234
*	AAR Corp.	1,300	20,787
	ABM Industries, Inc.	1,400	22,862
*	ACCO Brands Corp.	1,780	5,020
*	Accuride Corp.	1,000	320
	Actuant Corp.	1,600	28,688
#	Acuity Brands, Inc.	400	13,984
	Administaff, Inc.	600	11,994
*	AGCO Corp.	2,100	66,192
* #	AirTran Holdings, Inc.	3,000	12,270
	Alamo Group, Inc.	400	5,032
*	Alaska Air Group, Inc.	800	19,760
	Albany International Corp. Class A	860	12,522
	Alexander & Baldwin, Inc.	1,300	41,470
*	Alliant Techsystems, Inc.	200	16,480
* #	Allied Defense Group, Inc.	300	2,175
*	Allied Waste Industries, Inc.	5,800	60,436
*	Amerco, Inc.	700	31,682
	American Ecology Corp.	400	7,016
	American Science & Engineering, Inc.	200	12,580
*	American Superconductor Corp.	600	7,506
	American Woodmark Corp.	300	5,562
	Ameron International Corp.	240	11,280
#	Ametek, Inc.	500	16,625
	Ampco-Pittsburgh Corp.	400	9,456
*	AMR Corp.	3,000	30,630
	Apogee Enterprises, Inc.	1,400	13,804
* #	Applied Energetics, Inc.	700	546
	Applied Signal Technologies, Inc.	400	7,168
*	Argon ST, Inc.	700	14,602
#	Arkansas Best Corp.	1,300	37,947
*	Arotech Corp.	700	448
*	Astec Industries, Inc.	700	17,794
*	Atlas Air Worldwide Holding, Inc.	600	11,592
	Avery Dennison Corp.	1,300	45,526
*	Avis Budget Group, Inc.	2,400	3,936
*	Axsys Technologies, Inc.	300	19,809
*	AZZ, Inc.	300	8,754
	B.F. Goodrich Co.	2,000	73,120
	Badger Meter, Inc.	200	5,040
*	Baker (Michael) Corp.	200	4,766
	Baldor Electric Co.	1,100	19,316
*	Baldwin Technology Co., Inc. Class A	500	990
	Barnes Group, Inc.	1,200	17,412

18

	Barrett Business Services, Inc.	300	3,300
*	BE Aerospace, Inc.	1,600	20,592
* #	Beacon Roofing Supply, Inc.	200	2,736
	Belden, Inc.	1,300	27,092
*	Blount International, Inc.	1,000	8,690
	Boeing Co.	2,600	135,902
	Brady Co. Class A	1,500	46,500
#	Briggs & Stratton Corp.	1,400	22,064
*	BTU International, Inc.	300	1,488
	Bucyrus International, Inc.	1,000	24,130
	Burlington Northern Santa Fe Corp.	3,200	284,992
#	C&D Technologies, Inc.	800	2,800
	C.H. Robinson Worldwide, Inc.	700	36,246
*	Capstone Turbine Corp.	600	810
	Carlisle Companies, Inc.	1,800	41,850
	Cascade Corp.	300	9,903
*	Casella Waste Systems, Inc. Class A	700	3,528
	Caterpillar, Inc.	1,400	53,438
*	CBIZ, Inc.	1,800	14,580
	CDI Corp.	600	7,800
*	CECO Environmental Corp.	200	560
*	Celadon Group, Inc.	500	5,345
* #	Cenveo, Inc.	300	1,449
*	Ceradyne, Inc.	600	14,100
*	Chart Industries, Inc.	1,300	17,706
	Cintas Corp.	2,200	52,140
	CIRCOR International, Inc.	500	15,325
	CLAROC, Inc.	1,400	49,546
*	Clean Harbors, Inc.	200	13,114
*	Columbus McKinnon Corp.	700	9,828
	Comfort Systems USA, Inc.	1,400	13,062
*	Commercial Vehicle Group, Inc.	400	532
*	COMSYS IT Partners, Inc.	300	1,824
*	Consolidated Graphics, Inc.	400	5,204
*	Continental Airlines, Inc.	2,200	41,624
	Con-way, Inc.	800	27,232
*	Copart, Inc.	580	20,242
	Corporate Executive Board Co.	300	8,949
*	Corrections Corp. of America	2,800	53,508
*	CoStar Group, Inc.	500	18,010
* #	Covanta Holding Corp.	4,200	90,552
*	CRA International, Inc.	400	10,824
	Crane Co.	1,300	21,281
	CSX Corp.	3,900	178,308
	Cubic Corp.	800	17,800
	Cummins, Inc.	5,500	142,175
	Curtiss-Wright Corp.	1,000	36,900
	Danaher Corp.	1,000	59,240
	Deere & Co.	1,400	53,984
	Deluxe Corp.	400	4,864
	Diamond Management & Technology Consultants, Inc.	400	1,592
* #	Document Securities Systems, Inc.	200	280
	Donaldson Co., Inc.	1,000	35,150
	Dover Corp.	2,800	88,956
	Ducommun, Inc.	300	6,057

19

*	Dynamex, Inc.	300	7,323
	Dynamic Materials Corp.	200	3,800
#	Eagle Bulk Shipping, Inc.	2,200	21,934
	Eaton Corp.	1,600	71,360
	Electro Rent Corp.	900	10,791
*	EMCOR Group, Inc.	1,500	26,655
	Emerson Electric Co.	1,500	49,095
#	Encore Wire Corp.	700	13,419
* #	Energy Conversion Devices, Inc.	800	27,312
*	Energy Focus, Inc.	400	960
*	EnerSys Inc.	1,600	21,152
*	ENGlobal Corp.	400	1,756
	Ennis, Inc.	500	5,885
*	EnPro Industries, Inc.	600	13,326
	Equifax, Inc.	3,500	91,280
*	ESCO Technologies, Inc.	800	27,600
*	Esterline Technologies Corp.	1,600	57,680
* #	Evergreen Solar, Inc.	2,900	10,991
*	Exide Technologies	2,300	10,925
#	Expeditors International of Washington, Inc.	900	29,385
*	Exponent, Inc.	500	14,715
#	Fastenal Co.	700	28,182
	Federal Signal Corp.	1,900	16,169
	FedEx Corp.	5,700	372,609
*	Flanders Corp.	700	4,340
*	Flow International Corp.	500	1,920
	Flowserve Corp.	200	11,384
#	Fluor Corp.	600	23,958
	Forward Air Corp.	700	18,319
#	Franklin Electric Co., Inc.	700	29,512
* #	FTI Consulting, Inc.	1,000	58,250
* #	FuelCell Energy, Inc.	1,500	7,170
*	Furmanite Corp.	1,000	8,000
	G & K Services, Inc. Class A	800	18,072
*	Gardner Denver Machinery, Inc.	1,500	38,430
	GATX Corp.	2,300	65,665
	GenCorp, Inc.	1,200	5,880
* #	General Cable Corp.	500	8,540
	General Dynamics Corp.	3,000	180,960
	General Electric Co.	51,400	1,002,814
*	Genesee & Wyoming, Inc.	1,200	40,020
*	GeoEye, Inc.	600	12,984
*	Global Cash Access, Inc.	1,000	2,820
#	Gorman-Rupp Co.	500	15,725
*	GP Strategies Corp.	600	3,612
#	Graco, Inc.	600	14,838
*	Graftech International, Ltd.	1,400	11,354
	Granite Construction, Inc.	400	14,268
	Greenbrier Companies, Inc.	500	4,125
	Hardinge, Inc.	300	2,091
	Harsco Corp.	1,100	26,037
	Healthcare Services Group, Inc.	950	15,732
#	Heartland Express, Inc.	2,800	42,952
#	HEICO Corp.	400	15,388
	HEICO Corp. Class A	488	13,698

20

	Heidrick & Struggles International, Inc.	400	9,652
*	Herley Industries, Inc.	600	7,980
#	Herman Miller, Inc.	300	6,600
*	Hexcel Corp.	800	10,560
*	Hill International, Inc.	900	5,652
	Hi-Shear Technology Corp.	200	2,010
#	HNI Corp.	600	10,992
	Honeywell International, Inc.	1,300	39,585
#	Horizon Lines, Inc. Class A	800	3,752
*	HQ Sustainable Maritime Industries, Inc.	200	820
*	Hub Group, Inc. Class A	700	22,015
	Hubbell, Inc. Class B	1,900	68,153
*	Hudson Highland Group, Inc.	700	3,668
*	Hurco Companies, Inc.	200	4,500
*	Huron Consulting Group, Inc.	200	10,874
*	Huttig Building Products, Inc.	800	888
	IDEX Corp.	2,400	55,632
*	IHS, Inc.	300	10,617
*	II-VI, Inc.	700	19,663
	IKON Office Solutions, Inc.	4,000	68,920
#	Illinois Tool Works, Inc.	2,200	73,458
	Ingersoll-Rand Co., Ltd. Class A	107	1,974
	Innovative Solutions & Support, Inc.	400	2,460
*	Insituform Technologies, Inc. Class A	1,400	18,802
	Insteel Industries, Inc.	400	4,104
*	Integrated Electrical Services, Inc.	500	6,115
*	Interline Brands, Inc.	1,100	11,704
*	Intersections, Inc.	500	4,200
	ITT Industries, Inc.	2,900	129,050
	J.B. Hunt Transport Services, Inc.	1,700	48,331
*	Jacobs Engineering Group, Inc.	400	14,572
* #	JetBlue Airways Corp.	5,900	32,745
	John Bean Technologies Corp.	129	1,081
#	Joy Global, Inc.	500	14,490
*	Kadant, Inc.	700	11,508
	Kaman Corp. Class A	600	15,318
*	Kansas City Southern	2,200	67,914
	Kaydon Corp.	800	26,728
	Kelly Services, Inc. Class A	700	9,968
*	Kenexa Corp.	800	7,128
	Kennametal, Inc.	2,200	46,684
*	Key Technology, Inc.	200	3,238
*	Kforce, Inc.	1,400	11,018
* #	Kirby Corp.	1,200	41,184
	Knight Transportation, Inc.	2,000	31,800
	Knoll, Inc.	500	7,230
*	Korn/Ferry International	1,200	16,668
	L-3 Communications Holdings, Inc.	1,400	113,638
*	LaBarge, Inc.	520	7,150
*	Ladish Co., Inc.	500	8,515
	Landstar System, Inc.	400	15,436
*	Layne Christensen Co.	400	10,512
*	Learning Tree International, Inc.	500	6,375
*	LECG Corp.	700	3,360
	Lennox International, Inc.	1,800	53,676

21

	Lincoln Electric Holdings, Inc.	1,000	43,150
#	Lindsay Corp.	300	14,274
*	LMI Aerospace, Inc.	300	4,581
	Lockheed Martin Corp.	900	76,545
	LSI Industries, Inc.	700	5,495
*	M&F Worldwide Corp.	400	9,220
*	Magnetek, Inc.	700	1,505
*	Manitex International, Inc.	225	394
	Manpower, Inc.	1,200	37,356
*	Marten Transport, Ltd.	600	11,028
	Masco Corp.	5,100	51,765
	McGrath Rentcorp	900	20,466
	Met-Pro Corp.	533	6,225
*	MFRI, Inc.	200	1,414
* #	Microvision, Inc.	600	1,038
*	Middleby Corp.	160	6,462
*	Miller Industries, Inc.	300	1,830
	Mine Safety Appliances Co.	1,000	27,000
*	Mobile Mini, Inc.	1,000	16,800
*	Monster Worldwide, Inc.	2,000	28,480
*	Moog, Inc. Class A	1,100	38,632
#	MSC Industrial Direct Co., Inc. Class A	500	17,930
	Mueller Industries, Inc.	1,100	25,157
	Mueller Water Products, Inc. Class B	1,700	11,186
	NACCO Industries, Inc. Class A	200	12,322
	National Technical Systems, Inc.	300	1,280
*	Navigant Consulting, Inc.	2,000	32,340
*	NCI Building Systems, Inc.	400	7,444
	Nordson Corp.	1,000	36,930
	Norfolk Southern Corp.	3,500	209,790
*	North America Galvanizing & Coatings, Inc.	533	1,956
	Northrop Grumman Corp.	3,000	140,670
* #	Old Dominion Freight Line, Inc.	800	24,272
	Omega Flex, Inc.	169	3,615
*	On Assignment, Inc.	700	4,550
*	Orbital Sciences Corp.	1,400	28,686
	Oshkosh Truck Corp. Class B	2,100	16,086
* #	Owens Corning, Inc.	2,000	31,460
*	P.A.M. Transportation Services, Inc.	300	2,604
	Paccar, Inc.	750	21,930
	Pall Corp.	600	15,846
#	Parker Hannifin Corp.	1,800	69,786
*	Park-Ohio Holdings Corp.	500	3,795
	Pentair, Inc.	2,900	80,156
*	Perini Corp.	600	11,412
*	Pinnacle Airlines Corp.	600	1,638
	Pitney Bowes, Inc.	900	22,302
*	Plug Power, Inc.	3,200	3,136
	Portec Rail Products, Inc.	240	1,615
*	Powell Industries, Inc.	300	5,553
* #	Power-One, Inc.	2,800	3,108
	Precision Castparts Corp.	200	12,962
* #	Protection One, Inc.	500	3,675
*	Quality Distribution, Inc.	700	1,428
	Quanex Building Products Corp.	1,300	11,908

22

*	Quanta Services, Inc.	1,200	23,712
	Quixote Corp.	300	1,926
	R. R. Donnelley & Sons Co.	6,000	99,420
	Raven Industries, Inc.	200	6,438
	Raytheon Co.	4,000	204,440
*	RBC Bearings, Inc.	400	9,492
*	RCM Technologies, Inc.	400	456
	Regal-Beloit Corp.	1,300	42,328
	Republic Services, Inc.	1,600	37,920
*	Resources Connection, Inc.	900	15,606
	Robbins & Myers, Inc.	1,000	20,400
#	Robert Half International, Inc.	700	13,209
	Rockwell Automation, Inc.	700	19,369
	Rockwell Collins, Inc.	700	26,061
	Rollins, Inc.	840	14,759
	Roper Industries, Inc.	1,400	63,490
*	Rush Enterprises, Inc. Class A	950	8,902
	Ryder System, Inc.	1,800	71,316
	Schawk, Inc.	800	10,504
*	School Specialty, Inc.	400	8,400
*	Shaw Group, Inc.	800	14,312
	Simpson Manufacturing Co., Inc.	1,600	36,864
	SkyWest, Inc.	2,000	30,820
*	SL Industries, Inc.	200	2,120
	Southwest Airlines Co.	23,200	273,296
*	Spire Corp.	200	1,730
	SPX Corp.	800	30,992
*	Standard Parking Corp.	400	8,384
	Standard Register Co.	700	5,691
	Standex International Corp.	300	7,743
	Steelcase, Inc. Class A	2,400	22,320
* #	Stericycle, Inc.	300	17,529
*	Sterling Construction Co., Inc.	400	5,284
#	Sun Hydraulics, Inc.	200	4,188
	Sypris Solutions, Inc.	700	651
	TAL International Group, Inc.	1,100	18,216
*	Taser International, Inc.	900	4,509
*	Team, Inc.	200	5,554
*	Teledyne Technologies, Inc.	1,000	45,570
	Teleflex, Inc.	1,100	58,289
*	TeleTech Holdings, Inc.	500	4,520
	Tennant Co.	900	22,581
*	Terex Corp.	500	8,345
*	Tetra Tech, Inc.	1,700	37,383
#	Textron, Inc.	800	14,160
*	The Advisory Board Co.	200	4,930
	The Brink’s Co.	1,100	53,339
	The Dun & Bradstreet Corp.	200	14,738
*	The GEO Group, Inc.	1,500	26,490
	The Manitowoc Co., Inc.	600	5,904
*	Thomas & Betts Corp.	1,300	30,875
	Thomas Group, Inc.	361	375
	Timken Co.	2,800	44,464
	Titan International, Inc.	1,125	13,005
	Toro Co.	600	20,184

23

*	TRC Companies, Inc.	700	1,267
	Tredegar Industries, Inc.	800	11,776
#	Trinity Industries, Inc.	1,900	32,072
	Triumph Group, Inc.	500	21,930
*	TrueBlue, Inc.	800	6,664
*	TurboChef Technologies, Inc.	400	2,012
	Twin Disc, Inc.	400	3,100
#	UAL Corp.	1,600	23,296
*	Ultralife Corp.	400	3,476
	Union Pacific Corp.	4,800	320,496
	United Parcel Service, Inc.	1,300	68,614
*	United Stationers, Inc.	800	29,912
	United Technologies Corp.	3,300	181,368
	Universal Forest Products, Inc.	1,000	23,650
*	URS Corp.	1,500	44,085
*	USG Corp.	800	11,856
#	Valmont Industries, Inc.	300	16,434
*	Versar, Inc.	300	1,140
	Viad Corp.	700	15,295
	Vicor Corp.	900	6,291
*	Volt Information Sciences, Inc.	900	6,885
	W.W. Grainger, Inc.	900	70,713
	Wabash National Corp.	1,000	6,080
#	Wabtec Corp.	1,400	55,664
	Walter Industries, Inc.	700	27,125
*	Waste Connections, Inc.	2,000	67,700
#	Waste Management, Inc.	3,300	103,059
	Watsco, Inc. Class A	600	24,654
	Watson Wyatt Worldwide, Inc.	1,200	50,964
#	Watts Water Technologies, Inc.	1,200	31,716
*	WCA Waste Corp.	600	1,950
	Werner Enterprises, Inc.	2,400	47,088
*	WESCO International, Inc.	600	11,928
*	Westaff, Inc.	600	240
	Woodward Governor Co.	1,000	32,100
Total Industrials			10,886,531

Information Technology — (13.1%)
*	3Com Corp.	11,500	31,395
*	Acacia Research	300	774
*	Access Integrated Technologies, Inc.	700	833
*	Actel Corp.	1,000	12,090
*	ActivIdentity Corp.	1,300	2,600
*	Activision Blizzard, Inc.	4,700	58,562
*	Actuate Corp.	1,300	3,692
*	Adaptec, Inc.	4,700	15,087
*	ADC Telecommunications, Inc.	3,400	21,556
*	ADDvantage Technologies Group, Inc.	400	812
*	Adobe Systems, Inc.	1,100	29,304
	Adtran, Inc.	1,600	24,320
*	Advanced Analogic Technologies, Inc.	1,200	3,612
*	Advanced Energy Industries, Inc.	1,300	13,871
* #	Advanced Micro Devices, Inc.	10,700	37,450
*	Advanced Photonix, Inc.	800	960
*	Advent Software, Inc.	300	5,622

24

*	Aehr Test Systems	200	548
*	Aetrium, Inc.	400	876
*	Agilent Technologies, Inc.	1,600	35,504
	Agilysys, Inc.	900	3,618
*	Akamai Technologies, Inc.	700	10,066
#	Altera Corp.	1,500	26,025
	American Software, Inc. Class A	900	4,095
*	Amkor Technology, Inc.	1,800	7,308
	Amphenol Corp.	800	22,920
*	Amtech Systems, Inc.	200	1,282
*	Anadigics, Inc.	3,000	5,280
	Analog Devices, Inc.	1,300	27,768
*	Anaren, Inc.	500	6,225
*	Anixter International, Inc.	800	26,888
*	Ansys, Inc.	986	28,229
*	Apple, Inc.	1,600	172,144
	Applied Materials, Inc.	4,200	54,222
*	Applied Micro Circuits Corp.	3,550	18,141
*	Ariba, Inc.	2,200	23,540
*	Arris Group, Inc.	3,610	24,945
*	Arrow Electronics, Inc.	6,500	113,425
*	Art Technology Group, Inc.	2,800	5,460
*	Aspen Technology, Inc.	1,600	12,528
*	Asyst Technologies, Inc.	1,100	693
*	Atheros Communications	1,000	17,970
	Atlantic Tele-Network, Inc.	400	9,732
*	Atmel Corp.	14,200	58,930
*	ATMI, Inc.	1,100	13,376
*	Autodesk, Inc.	900	19,179
	Automatic Data Processing, Inc.	1,200	41,940
*	Avid Technology, Inc.	900	13,347
*	Avnet, Inc.	5,500	92,070
*	Avocent Corp.	1,700	25,534
	AVX Corp.	9,400	84,788
*	Aware, Inc.	900	2,025
*	Axcelis Technologies, Inc.	2,723	1,198
*	AXT, Inc.	1,100	1,749
* #	Bankrate, Inc.	500	16,455
	Bel Fuse, Inc. Class B	300	6,510
*	Bell Microproducts, Inc.	900	810
*	Benchmark Electronics, Inc.	2,400	28,776
	Black Box Corp.	800	24,328
*	Blackboard, Inc.	300	7,344
*	Blue Coat Systems, Inc.	400	5,400
*	BMC Software, Inc.	800	20,656
*	Bookham, Inc.	3,200	1,728
*	Borland Software Corp.	2,100	3,150
*	Bottomline Technologies, Inc.	700	5,516
*	Brightpoint, Inc.	1,200	6,912
* #	Broadcom Corp.	900	15,372
	Broadridge Financial Solutions, Inc.	1,600	19,360
*	Brocade Communications Systems, Inc.	8,600	32,422
*	Brooks Automation, Inc.	2,700	18,495
*	BSQUARE Corp.	300	852
	CA, Inc.	2,200	39,160

25

*	Cabot Microelectronics Corp.	800	22,984
*	CACI International, Inc. Class A	1,600	65,888
*	Cadence Design Systems, Inc.	3,700	15,059
*	CalAmp Corp.	500	390
*	California Micro Devices Corp.	700	1,659
*	Callidus Software, Inc.	1,100	3,718
*	CallWave, Inc.	800	872
*	Captaris, Inc.	400	1,904
*	Catapult Communications Corp.	500	2,135
*	CEVA, Inc.	700	5,950
*	Checkpoint Systems, Inc.	1,300	16,393
*	Chordiant Software, Inc.	300	996
*	Ciena Corp.	900	8,649
*	Ciprico, Inc.	300	3
*	Cirrus Logic, Inc.	2,500	14,350
*	Cisco Sytems, Inc.	11,000	195,470
*	Citrix Systems, Inc.	5,000	128,850
*	Cogent, Inc.	4,900	44,786
#	Cognex Corp.	1,140	18,263
*	Cognizant Technology Solutions Corp.	1,200	23,040
*	Coherent, Inc.	1,100	27,830
	Cohu, Inc.	900	12,726
* #	CommScope, Inc.	3,800	55,898
*	Computer Sciences Corp.	5,000	150,800
*	Compuware Corp.	7,100	45,298
*	Comtech Telecommunications Corp.	500	24,210
*	Concur Technologies, Inc.	600	15,138
*	Convera Corp.	1,100	363
*	Convergys Corp.	1,700	13,073
	Corning, Inc.	3,600	38,988
*	CPI International, Inc.	600	5,916
* #	Cree, Inc.	2,500	49,075
*	CSG Systems International, Inc.	800	13,304
*	CyberOptics Corp.	300	2,322
*	CyberSource Corp.	500	6,075
*	Cymer, Inc.	1,000	24,470
*	Cypress Semiconductor Corp.	2,700	13,527
	Daktronics, Inc.	500	4,980
*	DealerTrack Holdings, Inc.	700	7,511
*	Dell, Inc.	4,100	49,815
	Diebold, Inc.	1,900	56,468
*	Digi International, Inc.	900	9,216
*	Digimarc Corp.	228	2,280
*	Digital River, Inc.	900	22,302
*	Diodes, Inc.	900	8,892
*	Ditech Networks, Inc.	1,200	996
* #	Dolby Laboratories, Inc.	200	6,314
*	Dot Hill Systems Corp.	1,700	2,023
*	DSP Group, Inc.	600	3,780
* #	DST Systems, Inc.	200	8,116
*	DTS, Inc.	500	10,325
*	Dycom Industries, Inc.	1,300	11,544
*	Dynamics Research Corp.	300	2,310
*	EarthLink, Inc.	4,000	27,600
*	eBay, Inc.	3,100	47,337

26

*	Echelon Corp.	600	4,878
* #	Echostar Holding Corp.	60	1,165
*	EFJohnson Technologies, Inc.	800	1,520
*	Electro Scientific Industries, Inc.	800	6,696
*	Electroglas, Inc.	900	594
*	Electronic Arts, Inc.	800	18,224
*	Electronics for Imaging, Inc.	1,600	16,960
*	EMC Corp.	6,900	81,282
* #	EMCORE Corp.	1,400	4,984
*	EMS Technologies, Inc.	520	10,868
*	Emulex Corp.	2,400	22,800
*	Entegris, Inc.	3,900	10,491
*	Entorian Technologies, Inc.	1,100	561
*	Epicor Software Corp.	1,100	7,755
*	EPIQ Systems, Inc.	900	12,231
* #	Equinix, Inc.	400	24,968
*	Euronet Worldwide, Inc.	1,600	19,072
*	Exar Corp.	2,500	16,700
*	Extreme Networks, Inc.	3,700	6,808
*	F5 Networks, Inc.	600	14,892
#	FactSet Research Systems, Inc.	500	19,395
	Fair Isaac Corp.	1,600	24,944
*	Fairchild Semiconductor Corp. Class A	3,600	20,448
*	FalconStor Software, Inc.	700	2,107
*	Faro Technologies, Inc.	300	4,551
*	FEI Co.	800	16,808
	Fidelity National Information Services, Inc.	2,700	40,743
*	Finisar Corp.	3,300	2,013
*	Fiserv, Inc.	2,200	73,392
*	FLIR Systems, Inc.	800	25,680
*	FormFactor, Inc.	1,400	24,388
*	Forrester Research, Inc.	700	19,635
*	Foundry Networks, Inc.	3,300	49,005
	Frequency Electronics, Inc.	300	1,293
*	Gartner Group, Inc.	900	16,560
*	Gerber Scientific, Inc.	900	4,302
	Global Payments, Inc.	1,400	56,714
*	Goldleaf Financial Solutions, Inc.	500	475
*	Google, Inc.	400	143,744
*	Hackett Group, Inc.	1,600	4,768
*	Harmonic, Inc.	1,400	9,954
	Harris Corp.	600	21,570
*	Harris Stratex Networks, Inc. Class A	800	5,304
	Heartland Payment Systems, Inc.	400	6,964
*	Hewitt Associates, Inc. Class A	2,400	66,936
	Hewlett-Packard Co.	8,600	329,208
*	hi/fn, inc.	500	1,325
*	Hittite Microwave Corp.	300	9,831
*	Hutchinson Technology, Inc.	800	5,472
*	Hypercom Corp.	1,600	3,120
*	I.D. Systems, Inc.	400	2,172
*	iBasis, Inc.	400	884
*	iGATE Capital Corp.	1,500	10,185
*	iGo, Inc.	1,200	1,224
*	Ikanos Communications, Inc.	1,100	1,661

27

*	I-many, Inc.	800	144
	Imergent, Inc.	200	1,460
*	Immersion Corp.	800	4,144
*	InFocus Corp.	1,200	1,068
*	Informatica Corp.	1,600	22,480
	InfoSpace, Inc.	1,000	8,570
*	Ingram Micro, Inc.	5,100	67,983
*	Innodata Isogen, Inc.	700	1,148
*	Insight Enterprises, Inc.	1,600	15,568
	Integral Systems, Inc.	800	19,656
*	Integrated Device Technology, Inc.	5,600	35,616
*	Integrated Silicon Solution, Inc.	836	1,513
	Intel Corp.	13,300	212,800
*	Interactive Intelligence, Inc.	200	1,470
*	Intermec, Inc.	1,700	22,049
* #	Internap Network Services Corp.	1,600	4,576
	International Business Machines Corp.	4,800	446,256
*	International Rectifier Corp.	2,600	40,144
*	Internet Capital Group, Inc.	1,300	7,436
*	Interphase Corp.	200	440
	Intersil Corp.	4,800	65,712
*	Interwoven, Inc.	1,400	17,654
*	Intevac, Inc.	500	3,890
*	IntriCon Corp.	200	1,050
*	Intuit, Inc.	1,400	35,084
*	iPass, Inc.	2,100	3,990
*	Iron Mountain, Inc.	2,600	63,128
*	Iteris, Inc.	1,100	1,639
* #	Itron, Inc.	300	14,544
*	Ixia	2,200	14,652
	IXYS Corp.	1,400	11,116
*	j2 Global Communications, Inc.	700	11,284
	Jabil Circuit, Inc.	2,900	24,389
	Jack Henry & Associates, Inc.	1,600	30,416
*	JDA Software Group, Inc.	1,000	14,280
*	JDS Uniphase Corp.	6,600	36,036
*	Juniper Networks, Inc.	1,100	20,614
*	Jupitermedia Corp.	1,300	734
	Keithley Instruments, Inc.	500	2,125
*	Key Tronic Corp.	400	632
	KLA-Tencor Corp.	2,800	65,100
*	Kopin Corp.	2,500	5,800
*	Kratos Defense & Security Solutions, Inc.	3,832	5,671
*	Kulicke & Soffa Industries, Inc.	1,300	3,822
*	KVH Industries, Inc.	400	2,344
*	L-1 Identity Solutions, Inc.	2,900	23,780
*	Lam Research Corp.	600	13,416
*	LaserCard Corp.	200	1,030
*	Lawson Software, Inc.	5,200	27,664
*	LeCroy Corp.	400	1,988
	Lender Processing Services, Inc.	1,350	31,145
* #	Lexmark International, Inc.	1,600	41,328
#	Linear Technology Corp.	1,000	22,680
*	Lionbridge Technologies, Inc.	2,400	4,176
*	Littlefuse, Inc.	700	13,062

28

*	LoJack Corp.	600	2,622
*	Loral Space & Communications, Inc.	700	8,050
*	LSI Corp.	4,700	18,095
*	LTX-Credence Corp.	674	418
*	Macrovision Solutions Corp.	2,322	25,728
*	Magma Design Automation, Inc.	400	1,044
*	Management Network Group, Inc.	1,300	1,105
*	Manhattan Associates, Inc.	600	10,086
*	ManTech International Corp. Class A	600	32,364
	Marchex, Inc. Class B	900	6,912
*	Mastec, Inc.	1,900	16,568
*	Mastech Holdings, Inc.	100	155
*	Mattson Technology, Inc.	1,500	3,930
	Maxim Integrated Products, Inc.	1,000	13,600
	Maximus, Inc.	800	25,552
*	Maxwell Technologies, Inc.	700	6,349
*	McAfee, Inc.	1,600	52,080
*	MEMC Electronic Materials, Inc.	500	9,190
*	Mentor Graphics Corp.	2,900	21,286
*	Mercury Computer Systems, Inc.	700	5,026
*	Merix Corp.	800	456
*	Metavante Technologies, Inc.	1,666	27,939
	Methode Electronics, Inc.	2,000	15,180
	Micrel, Inc.	1,800	13,230
#	Microchip Technology, Inc.	1,400	34,482
*	Micron Technology, Inc.	14,600	68,766
*	Micros Systems, Inc.	800	13,624
* #	Microsemi Corp.	1,700	36,958
	Microsoft Corp.	16,900	377,377
*	Microtune, Inc.	1,200	3,000
*	Midway Games, Inc.	500	445
*	MIPS Technologies, Inc.	1,400	3,906
*	MIVA, Inc.	1,000	390
*	MKS Instruments, Inc.	1,700	31,535
*	ModusLink Global Solutions, Inc.	2,200	12,232
	Molex, Inc. Class A	1,200	15,408
*	Monolithic Power Systems	300	5,097
	Motorola, Inc.	11,000	59,070
*	MPS Group, Inc.	3,400	26,486
*	MRV Communications, Inc.	3,000	2,220
*	MSC.Software Corp.	1,400	12,040
	MTS Systems Corp.	800	25,984
*	Multi-Fineline Electronix, Inc.	800	9,344
*	Nanometrics, Inc.	700	861
*	Napco Security Systems, Inc.	700	1,428
	National Instruments Corp.	1,000	25,400
	National Semiconductor Corp.	1,100	14,487
*	NCR Corp.	3,300	60,324
*	NetApp, Inc.	600	8,118
*	NETGEAR, Inc.	800	8,840
* #	NetLogic Microsystems, Inc.	500	10,560
*	NetScout Systems, Inc.	900	8,658
* #	Network Equipment Technologies, Inc.	800	2,184
	NIC, Inc.	700	3,759
*	Novatel Wireless, Inc.	700	3,647

29

*	Novell, Inc.	10,100	47,066
*	Novellus Systems, Inc.	3,600	56,880
*	Nu Horizons Electronics Corp.	700	1,316
*	Nuance Communications, Inc.	1,800	16,470
* #	Nvidia Corp.	1,350	11,826
* #	Omniture, Inc.	196	2,254
*	OmniVision Technologies, Inc.	1,900	15,371
*	ON Semiconductor Corp.	6,498	33,205
*	Online Resources Corp.	300	1,050
*	Oplink Communications, Inc.	800	6,496
*	OPNET Technologies, Inc.	800	10,104
*	Oracle Corp.	12,100	221,309
*	OSI Systems, Inc.	500	5,750
*	OYO Geospace Corp.	200	5,734
* #	Palm, Inc.	3,000	11,970
*	PAR Technology Corp.	400	1,980
*	Parametric Technology Corp.	2,500	32,475
	Park Electrochemical Corp.	600	12,972
* #	ParkerVision, Inc.	300	1,503
	Paychex, Inc.	1,200	34,248
*	PC Connection, Inc.	1,100	6,644
	PC-Tel, Inc.	700	4,109
*	PDF Solutions, Inc.	800	2,400
	Pegasystems, Inc.	1,200	15,696
*	Perficient, Inc.	600	3,294
*	Performance Technologies, Inc.	400	1,244
*	Pericom Semiconductor Corp.	900	7,020
*	Perot Systems Corp.	4,000	57,560
*	Pervasive Software, Inc.	800	3,320
*	Phoenix Technologies, Ltd.	300	1,326
*	Photronics, Inc.	2,200	1,518
*	Planar Systems, Inc.	700	1,400
	Plantronics, Inc.	1,600	23,104
*	PLATO Learning, Inc.	800	1,376
*	Plexus Corp.	1,500	27,990
*	PLX Technology, Inc.	900	3,096
*	PMC-Sierra, Inc.	4,900	22,932
* #	Polycom, Inc.	1,600	33,616
*	Power Integrations, Inc.	700	14,693
*	Powerwave Technologies, Inc.	4,300	4,085
*	Presstek, Inc.	1,300	5,434
*	Progress Software Corp.	1,200	27,528
	QAD, Inc.	1,000	5,100
*	QLogic Corp.	3,200	38,464
	QUALCOMM, Inc.	3,800	145,388
#	Quality Systems, Inc.	300	11,547
*	Quantum Corp.	5,700	1,653
*	Quest Software, Inc.	2,900	38,425
*	QuickLogic Corp.	900	873
*	Rackable Systems, Inc.	600	4,278
*	Radiant Systems, Inc.	900	4,743
*	RadiSys Corp.	900	5,733
*	RAE Systems, Inc.	2,000	2,820
*	Rambus, Inc.	900	8,235
*	Ramtron International Corp.	800	1,872

30

*	RealNetworks, Inc.	4,900	20,972
*	Red Hat, Inc.	800	10,648
*	Relm Wireless Corp.	400	268
	Renaissance Learning, Inc.	400	5,456
*	RF Micro Devices, Inc.	8,363	16,642
	Richardson Electronics, Ltd.	500	2,510
*	RightNow Technologies, Inc.	400	2,632
*	Rimage Corp.	400	5,896
*	Rofin-Sinar Technologies, Inc.	800	17,832
*	Rogers Corp.	600	18,060
*	Rudolph Technologies, Inc.	800	2,680
*	Saba Software, Inc.	700	1,148
*	Safeguard Scientifics, Inc.	2,400	1,896
*	Salesforce.com, Inc.	500	15,480
*	Sandisk Corp.	3,200	28,448
*	Sapient Corp.	2,900	15,921
* #	SAVVIS, Inc.	200	1,720
*	ScanSource, Inc.	700	13,888
*	Scientific Learning Corp.	400	936
*	SeaChange International, Inc.	400	3,056
*	Secure Computing Corp.	2,200	12,452
*	Semitool, Inc.	1,000	5,910
*	Semtech Corp.	2,900	35,148
*	SI International, Inc.	519	14,947
* #	Sigma Designs, Inc.	300	3,327
*	Silicon Image, Inc.	3,300	15,081
*	Silicon Laboratories, Inc.	1,800	46,728
*	Silicon Storage Technology, Inc.	4,045	12,742
*	Skyworks Solutions, Inc.	5,200	37,076
*	SM&A	500	2,750
*	Smith Micro Software, Inc.	900	5,625
*	Soapstone Networks, Inc.	500	1,440
*	SoftBrands, Inc.	600	300
*	Sonic Solutions, Inc.	700	1,428
*	SonicWALL, Inc.	2,100	9,408
* #	Sonus Networks, Inc.	5,900	13,039
*	SourceForge, Inc.	1,700	1,802
*	Spectrum Control, Inc.	500	3,115
*	SPSS, Inc.	500	11,680
*	SRA International, Inc.	1,400	25,872
*	SRS Labs, Inc.	500	2,555
*	Standard Microsystems Corp.	800	14,408
	StarTek, Inc.	500	1,655
* #	STEC, Inc.	1,100	6,050
* #	Stratasys, Inc.	400	4,832
*	SumTotal Systems, Inc.	600	1,926
*	Sun Microsystems, Inc.	2,675	12,305
*	SunPower Corp.	740	21,911
* #	Supertex, Inc.	400	9,648
*	SupportSoft, Inc.	1,800	4,500
* #	Sybase, Inc.	2,000	53,260
*	Sycamore Networks, Inc.	9,200	30,728
*	Sykes Enterprises, Inc.	1,400	22,344
*	Symantec Corp.	8,100	101,898
*	Symmetricom, Inc.	1,000	4,450

31

* #	Synaptics, Inc.	750	23,168
*	SYNNEX Corp.	1,100	16,973
*	Synopsys, Inc.	3,500	63,980
	Syntel, Inc.	600	14,922
	Take-Two Interactive Software, Inc.	2,100	24,906
*	Tech Data Corp.	2,600	55,770
	Technitrol, Inc.	1,400	8,078
*	TechTeam Global, Inc.	400	2,340
*	Tekelec	2,300	29,187
*	TeleCommunication Systems, Inc.	1,000	6,880
*	Tellabs, Inc.	20,200	85,648
*	Telular Corp.	600	900
*	Teradata Corp.	1,200	18,468
*	Teradyne, Inc.	4,500	22,950
*	Terremark Worldwide, Inc.	1,600	7,216
* #	Tessera Technologies, Inc.	1,100	19,008
	Texas Instruments, Inc.	3,200	62,592
* #	The Knot, Inc.	900	6,210
	TheStreet.com, Inc.	300	1,182
*	THQ, Inc.	1,300	9,685
*	TIBCO Software, Inc.	6,400	32,960
	Total System Services, Inc.	1,614	22,176
*	Transact Technologies, Inc.	400	2,800
*	Trimble Navigation, Ltd.	600	12,342
*	Triquint Semiconductor, Inc.	5,441	24,376
*	TTM Technologies, Inc.	1,700	12,172
*	Tyler Technologies, Inc.	1,100	14,949
*	Ultimate Software Group, Inc.	300	3,999
*	Ultra Clean Holdings, Inc.	800	2,416
*	Ultratech, Inc.	900	13,572
*	Unisys Corp.	1,100	1,672
	United Online, Inc.	1,900	14,060
*	Universal Display Corp.	400	4,328
*	ValueClick, Inc.	1,100	8,140
*	Varian Semiconductor Equipment Associates, Inc.	700	13,734
*	Veeco Instruments, Inc.	1,100	8,514
*	VeriFone Holdings, Inc.	300	3,408
*	VeriSign, Inc.	3,300	69,960
*	Viasat, Inc.	1,000	18,220
*	Vicon Industries, Inc.	200	940
*	Video Display Corp.	300	2,484
*	Virage Logic Corp.	700	3,164
*	Vishay Intertechnology, Inc.	6,300	27,153
*	Vocus, Inc.	200	3,366
*	Web.com Group, Inc.	1,100	5,401
*	Websense, Inc.	500	9,760
*	Westell Technologies, Inc.	2,100	665
*	Western Digital Corp.	2,900	47,850
*	Wind River Systems, Inc.	2,500	21,850
*	Wireless Ronin Technologies, Inc.	300	468
*	Wireless Telecom Group, Inc.	900	531
*	Wright Express Corp.	400	5,476
	Xerox Corp.	9,200	73,784
	Xilinx, Inc.	1,000	18,420
*	X-Rite, Inc.	1,000	3,220

32

*	Yahoo!, Inc.	3,000	38,460
*	Zebra Technologies Corp. Class A	1,500	30,360
*	ZILOG, Inc.	600	1,704
*	Zix Corp.	1,000	1,790
*	Zoran Corp.	1,600	13,024
Total Information Technology			9,826,505

Materials — (5.3%)
	A.M. Castle & Co.	700	8,519
*	AEP Industries, Inc.	200	3,914
	Air Products & Chemicals, Inc.	900	52,317
	Airgas, Inc.	1,900	72,884
	AK Steel Holding Corp.	400	5,568
	Albemarle Corp.	1,700	41,395
	Alcoa, Inc.	7,700	88,627
#	Allegheny Technologies, Inc.	500	13,270
	AMCOL International Corp.	1,400	34,342
	American Vanguard Corp.	800	11,704
	AptarGroup, Inc.	1,600	48,512
	Arch Chemicals, Inc.	700	19,859
	Ashland, Inc.	1,900	42,921
	Balchem Corp.	500	12,780
	Ball Corp.	500	17,100
	Bemis Co., Inc.	3,000	74,520
*	Brush Engineered Materials, Inc.	600	7,362
	Cabot Corp.	1,000	26,450
	Calgon Carbon Corp.	1,100	14,652
	Carpenter Technology Corp.	1,200	21,720
#	Celanese Corp. Class A	700	9,702
* #	Century Aluminum Co.	500	6,285
	CF Industries Holdings, Inc.	600	38,514
	Chemtura Corp.	7,600	13,148
	Cliffs Natural Resources, Inc.	1,800	48,582
* #	Coeur d’Alene Mines Corp.	9,000	6,480
	Commercial Metals Co.	3,500	38,850
	Compass Minerals International, Inc.	500	27,465
*	Core Molding Technologies, Inc.	300	975
*	Crown Holdings, Inc.	2,100	42,378
	Cytec Industries, Inc.	1,400	39,648
	Deltic Timber Corp.	600	27,330
	Dow Chemical Co.	16,900	450,723
	du Pont (E.I.) de Nemours & Co.	3,700	118,400
	Eagle Materials, Inc.	2,100	37,191
	Eastman Chemical Co.	1,200	48,468
	Ecolab, Inc.	800	29,808
	Ferro Corp.	1,700	26,316
*	Flotek Industries, Inc.	200	990
	FMC Corp.	1,400	60,956
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	75,660
	Friedman Industries, Inc.	300	1,545
* #	General Moly, Inc.	600	1,194
	Georgia Gulf Corp.	700	1,610
	Gibraltar Industries, Inc.	600	7,950
*	Graphic Packaging Holding Co.	6,600	12,210
	Greif, Inc. Class A	600	24,348

33

	H.B. Fuller Co.	2,000	35,340
*	Headwaters, Inc.	1,500	15,900
* #	Hecla Mining Co.	2,700	6,723
	Hercules, Inc.	2,600	43,706
*	ICO, Inc.	400	1,788
	International Flavors & Fragrances, Inc.	300	9,564
	International Paper Co.	3,800	65,436
*	ION Geophysical Corp.	2,300	15,088
	Kaiser Aluminum Corp.	1,100	36,916
	KMG Chemicals, Inc.	300	1,215
*	Landec Corp.	800	7,480
	Louisiana-Pacific Corp.	2,100	10,080
*	LSB Industries, Inc.	200	1,644
	Lubrizol Corp.	1,000	37,580
#	Martin Marietta Materials, Inc.	200	15,676
*	Material Sciences Corp.	400	1,972
	MeadWestavco Corp.	5,500	77,165
	Minerals Technologies, Inc.	700	39,732
	Monsanto Co.	1,200	106,776
	Nalco Holding Co.	3,200	45,184
*	Nanophase Technologies Corp.	300	420
	NewMarket Corp.	600	22,614
	Newmont Mining Corp.	2,800	73,752
	NL Industries, Inc.	1,600	22,048
	Nucor Corp.	1,200	48,612
	Olin Corp.	2,100	38,136
	Olympic Steel, Inc.	300	6,858
*	OM Group, Inc.	900	19,206
*	OMNOVA Solutions, Inc.	1,400	1,722
*	Owens-Illinois, Inc.	700	16,016
	Packaging Corp. of America	2,400	40,392
*	Pactiv Corp.	2,100	49,476
* #	Patriot Coal Corp.	180	2,849
	Penford Corp.	200	2,574
*	PolyOne Corp.	3,100	14,725
	PPG Industries, Inc.	2,000	99,160
	Praxair, Inc.	600	39,090
	Quaker Chemical Corp.	300	5,739
*	Ready Mix, Inc.	200	472
	Reliance Steel & Aluminum Co.	1,800	45,072
	Rock-Tenn Co. Class A	1,100	33,451
*	Rockwood Holdings, Inc.	2,100	25,935
#	Rohm & Haas Co.	2,900	204,015
	Royal Gold, Inc.	800	23,064
	RPM International, Inc.	3,500	49,700
*	RTI International Metals, Inc.	700	11,053
	Schnitzer Steel Industries, Inc. Class A	600	16,158
	Schweitzer-Maudoit International, Inc.	500	8,360
	Sealed Air Corp.	2,400	40,608
	Sensient Technologies Corp.	1,600	40,368
	Silgan Holdings, Inc.	400	18,616
*	Smurfit-Stone Container Corp.	9,300	12,555
	Southern Copper Corp.	1,800	26,208
	Steel Dynamics, Inc.	3,400	40,528
	Stepan Co.	300	10,749

34

*	Stillwater Mining Co.	2,800	11,088
#	Temple-Inland, Inc.	1,500	8,895
	Terra Industries, Inc.	1,200	26,388
#	Texas Industries, Inc.	1,000	31,630
	The Mosaic Co.	800	31,528
	The Scotts Miracle-Gro Co. Class A	500	13,060
#	Titanium Metals Corp.	700	6,517
*	U.S. Concrete, Inc.	1,100	3,465
* #	U.S. Gold Corp.	1,400	980
*	United States Lime & Minerals, Inc.	200	5,100
	United States Steel Corp.	1,600	59,008
*	Universal Stainless & Alloy Products, Inc.	200	3,686
#	Valhi, Inc.	900	12,888
	Valspar Corp.	3,000	61,350
#	Vulcan Materials Co.	1,600	86,848
*	W.R. Grace & Co.	500	4,505
	Westlake Chemical Corp.	300	5,469
	Weyerhaeuser Co.	1,900	72,618
	Worthington Industries, Inc.	2,400	28,968
	Zep, Inc.	200	4,210
* #	Zoltek Companies, Inc.	500	5,895
Total Materials			3,984,504

Telecommunication Services — (3.6%)
	Alaska Communications Systems Group, Inc.	900	8,406
*	American Tower Corp.	1,300	42,003
	Arbinet-thexchange, Inc.	900	2,610
	AT&T, Inc.	33,087	885,739
*	Cbeyond, Inc.	300	3,606
*	Centennial Communications Corp.	2,000	7,120
	CenturyTel, Inc.	2,400	60,264
*	Cincinnati Bell, Inc.	4,600	10,994
* #	Cogent Communications Group, Inc.	500	2,390
	Consolidated Communications Holdings, Inc.	800	8,240
*	Crown Castle International Corp.	7,800	165,126
	D&E Communications, Inc.	500	3,500
	Embarq Corp.	600	18,000
	FairPoint Communications, Inc.	1,611	6,412
*	FiberTower Corp.	600	438
	Frontier Communications Corp.	4,800	36,528
*	General Communications, Inc. Class A	1,100	8,448
	Hickory Tech Corp.	250	1,563
	IDT Corp. Class B	1,200	1,236
#	Iowa Telecommunications Services, Inc.	700	10,584
*	LCC International, Inc. Class A	1,000	15
* #	Leap Wireless International, Inc.	700	19,628
*	Level 3 Communications, Inc.	2,800	2,940
*	NeuStar, Inc.	700	13,790
*	NextWave Wireless, Inc.	1,700	476
*	NII Holdings, Inc.	500	12,880
*	PAETEC Holding Corp.	1,200	1,080
*	Premiere Global Services, Inc.	1,600	15,920
#	Qwest Communications International, Inc.	7,800	22,308
* #	SBA Communications Corp.	900	18,891
	Sprint Nextel Corp.	24,700	77,311

35

	SureWest Communications	400	7,068
*	Syniverse Holdings, Inc.	1,900	35,720
	Telephone & Data Systems, Inc.	1,800	48,330
	Telephone & Data Systems, Inc. Special Shares	400	10,960
* #	tw telecom, inc.	1,200	8,496
*	United States Cellular Corp.	1,800	68,958
	Verizon Communications, Inc.	34,440	1,021,835
	Windstream Corp.	2,000	15,020
Total Telecommunication Services			2,684,833

Utilities — (3.4%)
* #	AES Corp.	1,500	11,955
	AGL Resources, Inc.	1,200	36,480
	Allegheny Energy, Inc.	800	24,120
#	ALLETE, Inc.	800	28,000
	Alliant Energy Corp.	400	11,752
#	Ameren Corp.	900	29,205
	American Electric Power Co., Inc.	900	29,367
	American States Water Co.	300	10,263
	Aqua America, Inc.	1,500	27,000
	Artesian Resources Corp. Class A	200	2,886
	Atmos Energy Corp.	1,500	36,405
	Avista Corp.	1,000	19,860
	Black Hills Corp.	1,000	25,250
	California Water Service Group	400	15,024
	CenterPoint Energy, Inc.	1,600	18,432
	Central Vermont Public Service Corp.	200	3,982
	CH Energy Group, Inc.	500	20,615
	Chesapeake Utilities Corp.	160	4,998
	Cleco Corp.	1,700	39,117
	CMS Energy Corp.	2,500	25,625
	Connecticut Water Services, Inc.	200	5,300
	Consolidated Edison, Inc.	1,000	43,320
	Constellation Energy Group	400	9,684
	Dominion Resources, Inc.	1,200	43,536
	DPL, Inc.	900	20,529
	DTE Energy Co.	800	28,240
	Duke Energy Corp.	2,700	44,226
*	Dynegy, Inc.	2,000	7,280
	Edison International	700	24,913
*	El Paso Electric Co.	800	14,816
	Empire District Electric Co.	1,000	19,210
	Energen Corp.	600	20,142
	Entergy Corp.	500	39,025
*	Environmental Power Corp.	400	268
	Equitable Resources, Inc.	400	13,884
	Exelon Corp.	1,500	81,360
	FirstEnergy Corp.	700	36,512
	Florida Public Utilities Co.	200	2,376
	FPL Group, Inc.	900	42,516
	Great Plains Energy, Inc.	1,400	27,216
	Hawaiian Electric Industries, Inc.	1,300	34,606
	IDACORP, Inc.	1,200	31,992
	Integrys Energy Group, Inc.	600	28,560
	ITC Holdings Corp.	1,000	40,580

36

	Laclede Group, Inc.	700	36,624
	MDU Resources Group, Inc.	800	14,568
	MGE Energy, Inc.	400	14,252
	Middlesex Water Co.	600	10,344
*	Mirant Corp.	1,800	31,536
	National Fuel Gas Co.	900	32,571
	New Jersey Resources Corp.	900	33,516
	Nicor, Inc.	400	18,484
	NiSource, Inc.	1,400	18,144
	Northeast Utilities, Inc.	700	15,792
	Northwest Natural Gas Co.	400	20,352
* #	NRG Energy, Inc.	3,400	79,050
	NSTAR	1,800	59,490
	OGE Energy Corp.	1,700	46,410
	Oneok, Inc.	400	12,760
	Ormat Technologies, Inc.	1,700	41,072
	Otter Tail Corp.	600	14,088
	Pepco Holdings, Inc.	800	16,520
	PG&E Corp.	800	29,336
	Piedmont Natural Gas Co.	1,400	46,088
#	Pinnacle West Capital Corp.	1,800	56,970
#	PNM Resources, Inc.	800	7,800
	Portland General Electric Co.	1,120	22,982
	PPL Corp.	800	26,256
	Progress Energy, Inc.	900	35,433
	Public Service Enterprise Group, Inc.	6,600	185,790
	Puget Energy, Inc.	1,000	23,430
	Questar Corp.	2,300	79,258
*	Reliant Energy, Inc.	4,900	25,725
	SCANA Corp.	400	13,164
	Sempra Energy	600	25,554
	Sierra Pacific Resources	3,900	32,331
	SJW Corp.	600	16,680
	South Jersey Industries, Inc.	600	20,442
#	Southern Co.	1,600	54,944
	Southern Union Co.	1,300	22,386
	Southwest Gas Corp.	1,000	26,120
	Southwest Water Co.	400	3,188
	TECO Energy, Inc.	2,300	26,542
	UGI Corp.	1,200	28,644
	UIL Holdings Corp.	500	16,500
	Unisource Energy Corp.	300	8,274
	Vectren Corp.	800	20,160
	Westar Energy, Inc.	1,800	35,082
	WGL Holdings, Inc.	700	22,533
	Wisconsin Energy Corp.	400	17,400
	Xcel Energy, Inc.	1,700	29,614
	York Water Co.	160	1,920
Total Utilities			2,556,546

TOTAL COMMON STOCKS			68,221,449

37

	TEMPORARY CASH INVESTMENTS — (0.3%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	278	278

		Face
		Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $285,000 FNMA 6.50%, 08/01/36, valued at $212,564) to be repurchased at $207,016	$207	207,000
	TOTAL TEMPORARY CASH INVESTMENTS		207,278

		Shares
	SECURITIES LENDING COLLATERAL — (8.9%)
§ @	DFA Short Term Investment Fund LP	6,302,471	6,302,471

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08 (Collateralized by $1,791,326 FNMA 4.056%(r), 09/01/44, valued at $427,139) to be repurchased at $414,707	$415	414,698

	TOTAL SECURITIES LENDING COLLATERAL		6,717,169

	TOTAL INVESTMENTS - (100.0%)
	(Cost $109,710,454)		$75,145,896

See accompanying Notes to Financial Statements.

38

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
#	ABB Grain, Ltd.	3,743	$20,451
	Adelaide Brighton, Ltd.	5,759	8,760
	AGL Energy, Ltd.	1,753	16,462
	Amalgamated Holdings, Ltd.	3,485	9,762
	Amcor, Ltd.	14,781	57,060
	AMP, Ltd.	3,850	14,004
#	APA Group	3,693	7,197
#	APN News & Media, Ltd.	4,922	7,993
*	Aquila Resources, Ltd.	2,004	4,912
*	Arrow Energy NL	2,764	4,610
#	ASX, Ltd.	1,133	22,751
*	Austar United Communications, Ltd.	13,491	8,091
	Australia & New Zealand Banking Group, Ltd.	11,741	137,634
	Australian Infrastructure Fund	6,885	7,461
*	Australian Worldwide Exploration, Ltd.	11,677	19,505
	Automotive Holdings Group, Ltd.	5,863	3,315
	AXA Asia Pacific Holdings, Ltd.	6,839	20,176
#	Babcock & Brown Infrastructure Group	21,365	2,730
	Babcock & Brown, Ltd.	770	673
	Bank of Queensland, Ltd.	1,748	15,646
	Beach Petroleum, Ltd.	17,383	11,291
	Becton Property Group	3,443	455
	Bendigo Bank, Ltd.	3,970	35,022
	BHP Billiton, Ltd. Sponsored ADR	2,200	85,536
#	Billabong International, Ltd.	4,200	33,575
	BlueScope Steel, Ltd.	12,473	36,685
#	Boral, Ltd.	17,282	52,015
	Bradken, Ltd.	1,584	5,224
	Brambles, Ltd.	2,733	14,578
	Brickworks, Ltd.	1,710	12,055
	Caltex Australia, Ltd.	3,267	20,577
	Campbell Brothers, Ltd.	824	13,193
*	CBH Resources, Ltd. (B2QTVZ6)	5,494	—
*	CBH Resources, Ltd. (CH4215813)	5,494	—
#	Centennial Coal Co., Ltd.	7,452	17,524
#	Challenger Financial Services Group, Ltd.	9,885	10,899
	Charter Hall Group	8,834	2,627
	Coca-Cola Amatil, Ltd.	3,099	16,728
	Commonwealth Bank of Australia	9,957	272,182
	Computershare, Ltd.	4,842	27,374
	ConnectEast Group	31,301	15,173
	Crane Group, Ltd.	869	5,223

1

	CSR, Ltd.	26,607	38,674
	David Jones, Ltd.	10,515	21,657
	Downer EDI, Ltd.	5,271	17,118
	DUET Group	10,611	16,932
#	Energy Developments, Ltd.	7,608	12,666
*	Energy World Corp., Ltd.	12,801	3,272
	Envestra, Ltd.	23,060	9,805
#	Fairfax Media, Ltd.	20,026	25,674
#	FKP Property Group	4,154	3,181
#	Flight Centre, Ltd.	646	6,047
#	Futuris Corp., Ltd.	22,255	17,367
	Goodman Fielder, Ltd.	18,379	20,396
*	Graincorp, Ltd. Series A	1,422	6,626
#	GUD Holdings, Ltd.	1,756	5,535
#	GWA International, Ltd.	5,541	8,849
#	Hills Industries, Ltd.	4,266	11,010
*	Iluka Resources, Ltd.	6,256	15,127
	Incitec Pivot, Ltd.	5,520	14,799
	Insurance Australia Group, Ltd.	29,208	73,987
	IOOF Holdings, Ltd.	2,294	6,425
#	Iress Market Technology, Ltd.	2,664	8,199
#	JB Hi-Fi, Ltd.	833	4,890
#	Leighton Holdings, Ltd.	364	6,052
	Lend Lease Corp., Ltd.	5,245	24,270
# *	Lihir Gold, Ltd.	7,425	9,265
	MacArthur Coal, Ltd.	1,424	5,748
#	MacMahon Holdings, Ltd.	18,668	9,061
#	Macquarie Communications Infrastructure Group	5,436	5,846
#	Macquarie Group, Ltd.	1,646	32,655
	Macquarie Media Group, Ltd.	5,110	4,272
	Metcash, Ltd.	18,821	50,799
#	Minara Resources, Ltd.	5,762	3,975
	Mincor Resources NL	4,393	2,024
#	Monadelphous Group, Ltd.	1,313	7,031
*	Mount Gibson Iron, Ltd.	8,762	2,358
# *	Murchison Metals, Ltd.	4,058	2,057
#	National Australia Bank, Ltd.	14,552	236,122
	Navitas, Ltd.	4,902	6,918
	New Hope Corp., Ltd.	7,888	18,239
# *	Nexus Energy, Ltd.	18,680	6,932
	Nufarm, Ltd.	1,908	13,809
#	Oil Search, Ltd.	13,130	39,779
	Onesteel, Ltd.	10,519	24,167
	Orica, Ltd.	2,664	34,628
	Origin Energy, Ltd.	14,029	147,126
	OZ Minerals, Ltd.	20,178	12,676
	Pacific Brands, Ltd.	9,166	6,149
# *	Paladin Energy, Ltd.	5,036	7,715
#	Panoramic Resources, Ltd.	3,668	2,632
	Peet, Ltd.	5,863	7,437
#	Perpetual Trustees Australia, Ltd.	313	7,289
	PMP, Ltd.	15,111	9,715

2

*	Portman, Ltd.	1,013	14,443
#	Premier Investments, Ltd.	1,264	3,461
#	Programmed Maintenance Service, Ltd.	5,281	10,849
	Qantas Airways, Ltd.	6,171	10,023
	QBE Insurance Group, Ltd.	1,861	31,750
	Reece Australia, Ltd.	772	8,969
	Rio Tinto, Ltd.	597	30,884
# *	Riversdale Mining, Ltd.	2,941	6,005
# *	Roc Oil Co., Ltd.	9,402	3,858
	SAI Global, Ltd.	7,558	12,353
#	Salmat, Ltd.	4,935	10,210
	Santos, Ltd.	3,845	34,812
#	Seven Network, Ltd.	3,972	16,669
*	Silex System, Ltd.	1,612	4,199
	Sims Group, Ltd.	1,941	18,614
	Spark Infrastructure Group	6,940	6,782
	Spotless Group, Ltd.	7,277	12,213
	St. George Bank, Ltd.	3,826	71,582
#	Straits Resources, Ltd.	6,014	5,243
	Sunland Group, Ltd.	7,830	5,177
	Telstra Corp., Ltd.	7,576	20,854
#	Ten Network Holdings, Ltd.	7,156	6,508
#	Timbercorp, Ltd.	19,174	6,536
#	Toll Holdings, Ltd.	5,900	23,553
	Tower Australia Group, Ltd.	10,174	14,238
#	Transfield Services, Ltd.	2,392	6,518
	Transurban Group	4,392	15,769
#	United Group, Ltd.	2,473	15,693
	Village Roadshow, Ltd.	4,000	3,668
	Virgin Blue Holdings, Ltd.	22,073	5,097
	Washington H. Soul Pattinson & Co., Ltd.	3,688	21,336
#	West Australian Newspapers Holdings, Ltd.	1,342	5,536
	Westpac Banking Corp. Sponsored ADR	1,800	122,184
	WHK Group, Ltd.	9,975	6,120
	Woodside Petroleum, Ltd.	619	17,490
TOTAL COMMON STOCKS			2,781,307

RIGHTS/WARRANTS — (0.0%)
*	FKP Property Group Rights 11/24/08	1,483	—

TOTAL — AUSTRALIA			2,781,307

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Agrana Beteiligungs AG	195	12,027
	Andritz AG	334	9,512
*	A-TEC Industries AG	464	6,061
# *	Austrian Airlines AG	769	2,757
#	Erste Group Bank AG	2,404	64,091
	Oesterreichische Elektrizitaetswirtschafts AG	290	13,719
	Oesterreichische Post AG	380	11,049

3

	OMV AG	2,668	85,402
*	RHI AG	422	6,604
	Schoeller-Bleckmann Oilfield Equipment AG	121	4,295
	Telekom Austria AG	2,696	33,126
	Voestalpine AG	693	16,912
#	Wienerberger AG	1,340	22,246
	Zumtobel AG	642	7,949

TOTAL — AUSTRIA			295,750

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & van Haaren NV	319	18,306
	Banque Nationale de Belgique	6	18,040
	Barco NV	411	7,799
	Bekaert SA	358	35,228
*	Belgacom SA	497	17,004
	Compagnie d’Entreprises CFE	220	10,679
	Compagnie Maritime Belge SA	293	5,683
	Delhaize Group Sponsored ADR	1,800	101,520
#	Dexia SA	8,512	45,274
	D’Ieteren SA NV	72	11,030
	Elia System Operator SA NV	591	18,481
	Euronav SA	852	12,456
#	Exmar NV	649	7,888
	Fortis	2,598	3,010
	KBC Groep NV	1,299	55,847
	Mobistar SA	266	17,652
	Tessenderlo Chemie NV	868	34,337
	Umicore	1,145	20,476
TOTAL COMMON STOCKS			440,710

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	2,598	—

TOTAL — BELGIUM			440,710

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
*	Aastra Technologies, Ltd.	600	5,152
# *	Absolute Software Corp.	500	1,618
	Addax Petroleum Corp.	500	7,467
	Aecon Group, Inc.	700	4,362
	AGF Management, Ltd. Class B	934	10,283
	Agnico Eagle Mines, Ltd.	802	22,131
	Agrium, Inc.	400	15,322
*	Alamos Gold, Inc.	1,800	7,422
*	Alexco Resource Corp.	3,400	3,441
#	Alimentation Couche-Taro, Inc. Class B	2,000	26,964
	Amerigo Resources, Ltd.	6,500	3,236
# *	Antrim Energy, Inc.	3,100	1,620

4

# *	Anvil Mining, Ltd.	1,500	2,153
	Astral Media, Inc. Class A	300	6,937
# *	Aurora Energy Resources, Inc.	400	431
# *	Ballard Power Systems, Inc.	2,600	7,162
#	Bank of Montreal	4,535	161,865
	Bank of Nova Scotia	4,600	153,384
	Barrick Gold Corp.	3,500	80,030
*	Birchcliff Energy, Ltd.	900	4,435
	Bombardier, Inc. Class B	7,800	30,092
# *	Bow Valley Energy, Ltd.	2,400	1,991
	CAE, Inc.	3,726	21,856
	Cameco Corp.	1,400	22,917
	Canaccord Capital, Inc.	1,100	5,512
	Canada Bread Co., Ltd.	400	14,599
*	Canadian Hydro Developers, Inc.	4,700	12,829
	Canadian Imperial Bank of Commerce	1,100	49,885
#	Canadian National Railway Co.	3,400	147,588
	Canadian National Resources, Ltd.	1,600	80,737
	Canadian Pacific Railway, Ltd.	1,200	54,310
*	Canadian Superior Energy, Inc.	2,400	3,724
#	Canadian Tire Corp. Class A	700	26,599
	Canadian Utilities, Ltd. Class A	500	17,589
#	Canadian Western Bank	1,200	18,359
	Canam Group, Inc. Class A	1,300	7,658
*	Canfor Corp.	830	4,731
# *	CanWest Global Communications Corp.	4,700	3,588
	Cascades, Inc.	2,400	9,737
# *	Catalyst Paper Corp.	11,600	3,753
#	CCL Industries, Inc. Class B	300	7,467
*	Celestica, Inc.	5,200	25,152
*	Celtic Exploration, Ltd.	700	6,417
*	CGI Group, Inc.	2,700	21,550
	Clarke, Inc.	1,100	3,833
	Cogeco Cable, Inc.	200	5,187
*	Compton Petroleum Corp.	1,500	3,111
# *	Connacher Oil & Gas, Ltd.	5,200	7,981
*	Corridor Resources, Inc.	500	1,033
	Corus Entertainment, Inc. Class B	1,000	11,698
*	Crew Energy, Inc.	1,200	6,750
# *	Crystallex International Corp.	9,200	3,588
# *	Denison Mines Corp.	2,000	2,539
	Dorel Industries, Inc. Class B	500	10,993
*	Dundee Precious Metals, Inc.	2,800	5,575
*	Eastern Platinum, Ltd.	16,800	5,018
*	Eldorado Gold Corp.	5,100	21,072
	Empire Co., Ltd. Class A	700	26,715
	Enbridge, Inc.	2,995	104,016
	EnCana Corp.	3,622	184,000
#	Ensign Energy Services, Inc.	2,400	30,884
	Equitable Group, Inc.	500	5,190
*	Euro Goldfields, Ltd.	3,700	4,635
*	Fairborne Energy, Ltd.	1,000	5,949

5

	Fairfax Financial Holdings, Inc.	500	137,310
	Finning International, Inc.	600	7,293
	First Quantum Minerals, Ltd.	300	6,322
# *	Flint Energy Services, Ltd.	400	2,306
# *	FNX Mining Co., Inc.	700	2,875
	Fortis, Inc.	900	19,638
	Forzani Group, Ltd. Class A	1,300	9,437
# *	Fronteer Development Group, Inc.	1,000	1,991
*	Galleon Energy, Inc. Class A	1,500	8,002
	George Weston, Ltd.	800	40,826
	Gerdau Ameristeel Corp.	1,500	8,027
# *	Gildan Activewear, Inc.	500	11,657
	Goldcorp, Inc.	6,538	122,265
*	Golden Star Resources, Ltd.	8,100	7,594
*	Great Basin Gold, Ltd.	5,600	5,622
	Great West Lifeco, Inc.	500	10,620
#	Harry Winston Diamond Corp.	500	4,874
# *	High River Gold Mines, Ltd.	10,000	913
*	Highpine Oil & Gas, Ltd.	2,000	10,786
	Home Capital Group, Inc.	400	9,262
*	HudBay Minerals, Inc.	1,100	4,965
	Husky Energy, Inc.	500	15,017
	IAMGOLD Corp.	7,600	25,222
	IGM Financial, Inc.	800	24,187
*	Imperial Metals Corp.	1,200	2,280
	Imperial Oil, Ltd.	600	21,231
	Industrial Alliance Insurance & Financial Services, Inc.	2,200	45,632
	ING Canada, Inc.	500	13,611
	Inmet Mining Corp.	600	13,466
*	Intermap Technologies, Ltd.	1,800	3,719
*	International Forest Products, Ltd. Series A	2,000	5,144
#	International Royalty Corp.	2,100	3,136
*	Ivanhoe Energy, Inc.	3,900	4,142
*	Ivanhoe Mines, Ltd.	1,500	3,920
	Kingsway Financial Services, Inc.	1,700	9,633
#	Kinross Gold Corp.	4,180	43,524
# *	Kirkland Lake Gold, Inc.	500	1,639
	Laurentian Bank of Canada	400	13,567
	Leon’s Furniture, Ltd.	400	3,156
	Linamar Corp.	1,500	9,869
	Loblaw Companies, Ltd.	1,300	31,656
# *	Lundin Mining Corp.	5,200	7,766
*	MacDonald Dettweiler & Associates, Ltd.	500	8,973
	Magna International, Inc. Class A	1,900	63,748
	Major Drilling Group International, Inc.	300	4,109
#	Manitoba Telecom Services, Inc.	500	17,668
	Manulife Financial Corp.	10,200	204,118
	Maple Leaf Foods, Inc.	2,300	15,781
*	Martinrea International, Inc.	3,400	9,788
# *	MAXIM Power Corp.	1,600	4,182
*	Mega Uranium, Ltd.	1,500	1,058
	Methanex Corp.	2,600	29,531

6

	Metro, Inc. Class A	2,600	65,469
	National Bank of Canada	2,500	93,773
	Nexen, Inc.	1,810	28,743
	Niko Resources, Ltd.	200	8,761
#	Norbord, Inc.	3,300	5,175
*	Nortel Networks Corp.	2,500	3,111
# *	North American Palladium, Ltd.	2,000	3,120
	Northbridge Financial Corp.	600	14,894
*	Northgate Minerals Corp.	6,600	4,216
#	Nova Chemicals Corp.	700	9,089
*	Nuvista Energy, Ltd.	600	5,341
# *	Open Text Corp.	1,100	27,890
# *	OPTI Canada, Inc.	1,100	2,930
*	Pan Amer Silver Corp.	500	5,700
*	Paramount Resources, Ltd. Class A	1,200	8,911
*	Parkbridge Lifestyles Communities, Inc.	300	831
	Pason Systems, Inc.	300	3,079
*	Petrobank Energy & Resources, Ltd.	500	9,541
	Petro-Canada	2,300	57,514
	Potash Corp. of Saskatchewan, Inc.	300	25,537
	Power Corp. of Canada, Ltd.	1,700	36,953
#	Power Financial Corp.	800	20,025
*	ProEx Energy, Ltd.	500	5,140
# *	Quadra Mining, Ltd.	1,100	4,563
	Quebecor, Inc. Class B	1,200	19,584
	Quest Capital Corp.	7,300	8,298
	Reitmans Canada, Ltd.	500	5,974
*	Research In Motion, Ltd.	600	30,376
	Rogers Communications, Inc. Class B	600	17,418
*	RONA, Inc.	3,000	29,246
	Royal Bank of Canada	3,051	118,567
	Russel Metals, Inc.	1,700	30,536
	Saputo, Inc.	800	16,726
*	Saskatchewan Wheat Pool, Inc.	1,500	9,520
	Savanna Energy Services Corp.	1,200	9,956
# *	SEMAFO, Inc.	7,800	5,695
	ShawCor, Ltd.	1,000	15,141
	Sherritt International Corp.	3,700	11,358
# *	Shore Gold, Inc.	5,600	2,927
*	Sierra Wireless, Inc.	900	7,840
# *	Silver Standard Resources, Inc.	400	3,405
*	Silver Wheaton Corp.	1,300	4,530
*	Sino-Forest Corp.	1,300	12,166
	SNC-Lavalin Group, Inc.	600	15,765
*	Stantec, Inc.	500	8,027
	Suncor Energy, Inc.	1,805	43,354
*	SunOpta, Inc.	300	1,230
	Talisman Energy, Inc.	4,400	43,478
#	Teck Cominco Class B	3,400	33,851
	Telus Corp.	400	14,128
#	The Thomson Corp.	1,600	37,674
*	Thompson Creek Metals Company, Inc.	1,300	7,712

7

	Toromont Industries, Ltd.	600	11,355
	Toronto Dominion Bank	5,100	240,846
#	Torstar Corp. Class B	500	4,791
	Transalta Corp.	1,200	24,094
	TransCanada Corp.	3,229	97,569
	Transcontinental, Inc. Class A	1,600	16,195
#	Trican Well Service, Ltd.	2,600	24,376
# *	UEX Corp.	300	199
	Uni-Select, Inc.	300	5,476
# *	Uranium One, Inc.	7,700	6,516
# *	UTS Energy Corp.	4,700	3,588
*	Vector Aerospace Corp.	700	2,904
*	Wesdome Gold Mines, Ltd.	8,700	5,053
#	West Fraser Timber Co., Ltd.	1,200	31,869
	Western Financial Group, Inc.	3,000	7,392
	Winpak, Ltd.	1,142	6,879
	Yamana Gold, Inc.	3,700	17,651
TOTAL COMMON STOCKS			4,188,421

RIGHTS/WARRANTS — (0.0%)
# *	Kinross Gold Corp. Warrants 09/03/13	171	270

TOTAL — CANADA			4,188,691

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
#	A P Moller - Maersk A.S.	8	46,040
	Aktieselskabet Roskilde Bank A.S.	170	31
*	Alm. Brand A.S.	300	4,066
	Auriga Industries A.S. Series B	600	10,731
	Dampskibsselskabet Torm A.S. ADR	500	8,220
	Danisco A.S.	750	32,493
	Danske Bank A.S.	3,545	52,478
#	DSV A.S.	1,928	23,164
	East Asiatic Co., Ltd. A.S.	400	13,639
	FLSmidth & Co. A.S.	300	11,190
# *	Greentech Energy Systems A.S.	900	3,315
# *	Jyske Bank A.S.	1,450	42,829
	NKT Holding A.S.	350	12,795
	Novozymes A.S. Series B	150	10,589
	Ringkjoebing Landbobank Aktieselskab	78	5,836
	Rockwool International A.S.	60	4,034
#	Schouw & Co. A.S.	300	5,903
	SimCorp A.S.	60	4,939
*	Solar Holdings A.S. Series B	125	5,950
	Spar Nord Bank A.S.	600	6,601
	Sydbank A.S.	1,000	15,542
*	Topdanmark A.S.	292	31,547
#	Trygvesta A.S.	700	42,090
*	Vestas Wind Systems A.S.	350	14,336
	Vestjysk Bank A.S.	250	5,563

TOTAL — DENMARK			413,921

8

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
*	Ahlstrom Oyj	445	4,542
#	Alma Media Oyj	1,213	11,376
#	Amer Sports Oyj Series A	1,228	8,323
	Cramo Oyj	564	3,793
	Elisa Oyj	2,250	33,846
	Finnair Oyj	1,332	6,718
	Fiskars Oyj Abp Series A	531	5,484
	Fortum Oyj	2,195	53,944
	Huhtamaki Oyj	1,038	6,954
	KCI Konecranes Oyj	758	12,881
#	Kemira Oyj	1,641	14,705
	Kesko Oyj	804	18,820
	Kone Oyj Series B	1,324	29,626
#	Lassila & Tikanoja Oyj	596	9,571
	Metso Corp. Oyj	1,226	16,292
	Metso Corp. Oyj Sponsored ADR	700	9,555
#	Neste Oil Oyj	3,249	51,389
	Nokia Oyj Sponsored ADR	5,300	80,454
	Outokumpu Oyj Series A	1,917	19,866
	Pohjola Bank P.L.C.	2,670	35,924
	Poyry Oyj	726	9,638
	Raisio P.L.C.	7,337	14,167
#	Ramirent Oyj	1,350	5,443
	Rautaruukki Oyj Series K	1,270	20,727
*	Ruukki Group Oyj	3,453	6,284
	Sampo Oyj	7,090	142,082
	Sanoma Oyj	2,100	32,138
	Stockmann Oyj Abp Series A	785	12,927
#	Stockmann Oyj Abp Series B	646	8,706
	Stora Enso Oyj Sponsored ADR	9,200	82,984
	UPM-Kymmene Oyj Sponsored ADR	8,400	118,188
#	Uponor Oyj Series A	782	7,423
	Vaisala Oyj Series A	214	5,697
	Wartsila Corp. Oyj Series B	563	14,264
	YIT Oyj	1,040	6,476

TOTAL — FINLAND			921,207

FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
	Accor SA	833	32,408
	Aeroports de Paris	386	22,975
	Air France-KLM	4,023	57,962
	Air Liquide SA	763	65,843
*	Alcatel-Lucent SA Sponsored ADR	4,700	12,079
	Alstom SA	858	42,526
*	Alten	785	19,783

9

*	Altran Technologies SA	3,293	16,549
	April Group SA	199	7,217
	Arkema	1,598	36,576
	Atos Origin SA	1,266	29,398
	AXA SA Sponsored ADR	4,900	91,679
	BNP Paribas SA	4,610	332,848
	Bongrain SA	259	14,403
#	Bourbon SA	612	17,256
	Bouygues SA	921	39,216
	Canal Plus SA	972	6,119
	Capgemini SA	1,760	56,707
	Carbone Lorraine SA	185	5,502
	Carrefour SA	1,384	58,467
	Casino Guichard Perrachon SA	832	58,159
	Cegid Group	257	3,235
	Ciments Francais SA	162	11,762
# *	Club Mediterranee SA	237	4,741
	CNP Assurances	713	57,452
	Compagnie de Saint-Gobain	3,701	142,810
*	Compagnie Generale de Geophysique-Veritas SA	576	9,314
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,100	17,875
	Compagnie Generale des Establissements Michelin Series B	1,882	96,869
	Credit Agricole SA	6,658	96,321
	Delachaux SA	227	12,485
	Electricite de France	367	22,051
	Esso Ste Anonyme Francaise	76	8,741
	Establissements Maurel et Prom	1,758	20,851
	Euler Hermes SA	231	11,380
*	Euro Disney SCA	810	5,028
#	European Aeronautic Defence & Space Co.	5,210	86,657
# *	Faurecia SA	180	2,486
#	Fimalac SA	481	20,922
	France Telecom SA Sponsored ADR	10,900	275,988
	GDF Suez	1,162	51,725
*	Gemalto NV	519	14,541
	Groupe Danone	759	42,262
*	Groupe Eurotunnel SA	820	5,624
	Groupe Steria SCA	727	9,520
	Guyenne et Gascogne SA	100	7,541
	Havas SA	7,086	14,139
#	Hermes International SA	125	16,134
	Imerys SA	792	36,058
	IMS International Metal Service SA	418	7,394
	Ingenico SA	1,523	23,786
	Ipsos SA	330	8,296
#	JC Decaux SA	1,124	19,532
	Lafarge SA	439	29,021
	Lafarge SA Sponsored ADR	5,400	89,100
	Lagardere S.C.A.	2,077	82,582
	Legrand SA	952	15,842
	L’Oreal SA	528	39,982

10

	M6 Metropole Television	1,252	19,718
	Natixis	2,532	5,607
	Neopost SA	392	32,819
	Nexans SA	667	38,046
#	Nexity	1,096	9,547
	Norbert Dentressangle	122	6,729
#	NRJ Group	928	6,804
#	Orco Property Group	176	2,321
#	PagesJaunes SA	1,400	13,272
	Peugeot SA	2,150	57,372
	Pierre & Vacances	114	5,221
	Plastic Omnium SA	372	4,036
	PPR SA	1,001	63,794
	Publicis Groupe ADR	1,400	31,920
	Rallye SA	349	7,069
	Renault SA	1,510	46,278
#	Rexel SA	2,749	26,805
	Rhodia SA	3,158	27,020
	Rubis SA	172	9,526
#	Safran SA	3,705	47,022
	Schneider Electric SA	1,382	82,834
	SCOR SE	3,816	62,520
	SEB SA	559	18,784
	Societe BIC SA	468	24,720
	Societe Generale Paris	3,741	203,903
#	Societe Television Francaise 1	1,498	19,206
#	Somfy SA	74	10,858
	Sperian Protection	139	8,550
	STEF-TFE	282	12,898
	Technip SA ADR	1,700	51,510
	Teleperformance SA	805	17,371
	Thales SA	366	14,686
*	Thomson	5,156	7,229
	Total SA Sponsored ADR	4,900	271,656
*	UbiSoft Entertainment SA	359	18,976
#	Valeo SA	1,428	24,874
	Vallourec SA	138	15,437
#	Veolia Environnement SA ADR	600	14,970
	Vilmorin et Cie SA	139	13,582
	Vinci SA	1,619	58,264
	Vivendi SA	7,662	200,278
	Wendel	482	23,029
#	Zodiac SA	567	22,171

TOTAL — FRANCE			4,102,951

GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
	Aareal Bank AG	716	5,685
	Adidas-Salomon AG	795	27,615
	Allianz SE	3,352	252,236
	Altana AG	1,165	12,871

11

	AMB Generali Holding AG	221	24,169
	BASF AG	4,288	143,952
	Bauer AG	343	12,061
	Bayerische Motoren Werke AG	3,249	82,390
	Beiersdorf AG	364	19,596
	Bilfinger Berger AG	980	44,335
	Comdirect Bank AG	1,445	10,489
#	Commerzbank AG	6,538	70,329
	Continental AG	603	43,116
	Daimler AG	1,406	48,303
	Daimler AG Sponsored ADR	7,200	248,400
*	Demag Cranes AG	201	3,901
	Deutsche Bank AG	762	28,466
	Deutsche Bank AG ADR	4,200	159,516
	Deutsche Boerse AG	826	64,921
	Deutsche Lufthansa AG	2,937	40,678
	Deutsche Post AG	4,914	53,880
	Deutsche Postbank AG	608	12,351
	Deutsche Telekom AG	21,052	312,589
	Douglas Holding AG	434	16,325
	E.ON AG	1,188	45,466
#	E.ON AG Sponsored ADR	8,830	335,540
	ElreingKlinger AG	2,304	18,786
# *	EM. Sports Media AG	1,695	3,545
	Fielmann AG	139	7,746
#	Fraport AG	799	25,592
	Fuchs Petrolub AG	205	12,678
	GEA Group AG	911	13,128
	GFK AG	635	12,507
	Grenkeleasing AG	598	16,355
	Hannover Rueckversicherung AG	1,501	37,234
	Heidelberger Druckmaschinen AG	1,470	13,871
#	Heidelberger Zement AG	179	12,830
	Henkel KGAA	615	15,039
	Hochtief AG	402	12,465
#	Hypo Real Estate Holding AG	1,367	8,731
	Indus Holding AG	565	9,981
*	Infineon Technologies AG	14,438	45,166
*	Infineon Technologies AG ADR	6,080	19,030
#	IVG Immobilien AG	812	5,388
*	Jenoptik AG	847	5,134
	K&S AG	820	31,764
	Kontron AG	1,112	8,713
#	Kuka AG	447	7,766
	KWS Saat AG	62	7,660
#	Lanxess AG	2,174	32,903
	Leoni AG	483	6,120
	Linde AG	1,555	130,798
	MAN AG	835	40,552
#	Medion AG	754	7,076
	Metro AG	443	14,081
	MLP AG	505	6,232

12

	MTU Aero Engines Holding AG	1,581	31,155
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	203,947
	MVV Energie AG	213	8,378
	Norddeutsche Affinerie AG	881	28,209
# *	Nordex AG	312	4,217
*	Pfeiffer Vacuum Technology AG Sponsored ADR	200	12,097
#	Pfleiderer AG	1,233	10,735
# *	Premiere AG	1,554	3,789
	Puma AG Rudolf Dassler Sport	138	23,090
	Rational AG	59	6,068
	Rheinmetall AG	925	28,190
*	Roth & Rau AG	245	5,545
	RWE AG	890	74,010
	Salzgitter AG	705	46,362
	SAP AG Sponsored ADR	1,200	42,396
# *	SGL Carbon AG	1,481	29,073
	Siemens AG Sponsored ADR	1,700	102,255
*	Singulus Technologies AG	1,966	8,084
*	Solarworld AG	399	9,952
	Suedzucker AG	3,391	37,698
	Symrise AG	1,144	13,903
	ThyssenKrupp AG	2,526	47,334
#	TUI AG	4,500	54,179
	United Internet AG	1,164	10,446
*	Versatel AG	418	7,108
#	Volkswagen AG	1,027	621,617
	Wacker Chemie AG	83	9,031
	Wincor Nixdorf AG	382	16,593

TOTAL — GERMANY			4,203,512

GREECE — (1.1%)
COMMON STOCKS — (1.1%)
	Agricultural Bank of Greece S.A.	3,182	7,556
	Alpha Bank A.E.	6,343	92,607
	Anek Lines S.A.	1,587	2,232
	Aspis Bank S.A.	2,970	4,124
	Bank of Greece	518	33,361
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	10,575
	EFG Eurobank Ergasias S.A.	6,275	68,207
	Ellaktor S.A.	4,143	21,139
	EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,898
	Fourlis Holdings S.A.	501	5,637
	Frigoglass S.A.	562	3,521
	GEK Group of Cos S.A.	1,957	6,623
*	Geniki Bank	1,672	3,656
	Halkor S.A.	3,691	4,647
	Hellenic Petroleum S.A.	4,915	40,718
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	9,438
*	Marfin Financial Group S.A.	8,248	36,309
	Metka S.A.	797	7,657

13

	Michaniki S.A.	2,081	3,594
	Mytilineos Holdings S.A.	2,885	18,207
	National Bank of Greece S.A. ADR	25,584	111,802
	Nirefs Acquaculture S.A.	2,998	2,540
	Piraeus Bank S.A.	8,135	103,198
	Proton Bank S.A.	2,311	3,510
	Public Power Corp. S.A.	802	9,917
	Sidenor Steel Products Manufacturing Co. S.A.	2,131	9,418
# *	StMicroelectronics NV ADR	6,800	56,168
	Titan Cement Co. S.A.	1,751	29,905
	TT Hellenic Postbank S.A.	1,503	9,345
	Viohalco S.A.	1,602	7,576

TOTAL — GREECE			729,085

HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
	Allied Properties, Ltd.	44,000	5,605
*	Associated International Hotels	6,000	7,339
	Bank of East Asia, Ltd.	5,870	11,841
#	Cafe de Coral Holdings, Ltd.	10,000	15,712
	Cathay Pacific Airways, Ltd.	12,000	14,644
	Cheung Kong Holdings, Ltd.	9,000	86,414
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	25,641
*	China Zenith Chemical Group, Ltd.	180,000	3,670
	Chong Hing Bank, Ltd.	8,000	10,052
	Chuang’s Consortium International, Ltd.	92,000	2,466
	CLP Holdings, Ltd.	5,000	33,720
*	Coastal Greenland, Ltd.	92,000	2,398
	Dah Sing Financial Holdings, Ltd.	3,600	8,733
	Daphne International Holdings, Ltd.	14,000	2,817
#	Far East Consortium	37,000	4,082
	First Pacific Co., Ltd.	28,000	11,312
*	Foxconn International Holdings, Ltd.	8,000	2,944
	Giordano International, Ltd.	44,000	7,890
*	Global Green Tech Group, Ltd.	76,000	3,448
	Great Eagle Holdings, Ltd.	11,160	12,812
	Hang Lung Group, Ltd.	8,000	25,744
	Hang Lung Properties, Ltd.	6,000	14,661
	Henderson Land Development Co., Ltd.	10,000	36,164
	Hong Kong and Shanghai Hotels, Ltd.	11,096	10,481
	Hong Kong Electric Holdings, Ltd.	3,500	18,865
	Hopewell Holdings, Ltd.	17,000	52,854
*	Hutchison Telecommunications International, Ltd.	15,000	16,205
	Johnson Electric Holdings, Ltd.	37,500	7,792
	Kingboard Chemical Holdings, Ltd.	14,500	28,945
	Kowloon Development Co., Ltd.	10,000	3,391
	Lee & Man Paper Manufacturing, Ltd.	6,000	1,961

14

	Lifestyle International Holdings, Ltd.	10,000	6,675
#	Luks Industrial Group, Ltd.	16,000	3,674
*	Matsunichi Communications Holdings, Ltd.	24,000	11,243
	Melco International Development, Ltd.	18,000	3,225
# *	Mongolia Energy Corp., Ltd.	25,000	10,724
	MTR Corp., Ltd.	14,607	32,368
#	New World China Land, Ltd.	37,600	6,439
	New World Development Co., Ltd.	25,489	21,218
	NWS Holdings, Ltd.	13,467	14,058
	Oriental Press Group	64,000	5,687
	Pacific Basin Shipping, Ltd.	14,000	7,496
	PCCW, Ltd.	34,000	12,722
#	Regal Hotels International Holdings, Ltd.	24,600	4,571
# *	Shanghai Zenghai Property, Ltd.	385,000	4,658
	Shangri-La Asia, Ltd.	10,000	14,158
	Shun Tak Holdings, Ltd.	20,000	3,986
	Sino Land Co., Ltd.	12,066	10,608
	Smartone Telecommunications Holdings, Ltd.	10,500	8,212
	Sun Hung Kai & Co., Ltd.	32,000	13,606
	Sun Hung Kai Properties, Ltd.	9,000	78,850
	Tai Cheung Holdings	23,000	6,511
*	Tak Shun Technology Group, Ltd.	710,000	2,153
#	Techtronic Industries Co., Ltd.	31,000	11,742
	Television Broadcasts, Ltd.	4,000	11,124
	Texwinca Holdings, Ltd.	24,000	11,216
	Transport International Holdings, Ltd.	4,000	9,633
	Truly International Holdings	12,000	5,219
	Varitronix International, Ltd.	17,000	3,622
	Vtech Holdings, Ltd.	3,000	11,174
	Wharf Holdings, Ltd.	14,625	29,180
	Wheelock and Co., Ltd.	25,000	37,451
	Wheelock Properties, Ltd.	40,000	13,563
	Wing Hang Bank, Ltd.	2,000	9,383
	Wing Lung Bank, Ltd.	3,200	63,380
#	Yue Yuen Industrial (Holdings), Ltd.	9,500	19,001
TOTAL COMMON STOCKS			1,009,133

RIGHTS/WARRANTS — (0.0%)
*	PYI Corp., Ltd. Warrants 09/25/09	7,666	20

TOTAL — HONG KONG			1,009,153

IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
*	Aer Lingus Group P.L.C.	4,388	6,027
#	Allied Irish Banks P.L.C. Sponsored ADR	7,100	73,485
	Bank of Ireland P.L.C. Sponsored ADR	3,300	40,062
	CRH P.L.C. Sponsored ADR	3,300	69,828
*	Dragon Oil P.L.C.	2,007	5,150
	Independent News & Media P.L.C.	6,760	5,538
	Irish Life & Permanent P.L.C.	7,636	26,755

15

	Kerry Group P.L.C.	1,125	25,215
	Kingspan Group P.L.C.	1,183	6,806

TOTAL — IRELAND			258,866

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	AEM SpA	7,105	12,950
	Alleanza Assicurazioni SpA	6,980	46,532
	Assicurazioni Generali SpA	3,245	81,949
#	Autogrill SpA	1,015	8,111
#	Azimut Holding SpA	1,363	7,823
*	Banca Carige SpA	5,645	12,068
*	Banca Italease SpA	1,274	6,196
	Banca Monte Dei Paschi di Siena SpA	21,946	42,607
	Banca Piccolo Credito Valtellinese Scarl SpA	1,934	14,613
	Banca Popolare dell’Etruria e del Lazio Scarl	2,054	13,473
	Banca Popolare di Milano Scarl	11,630	68,065
	Banco Popolare Scarl	9,475	118,200
	Benetton Group SpA	945	6,663
	Bulgari SpA	1,302	9,738
	Buzzi Unicem SpA	1,314	15,968
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	7,660
	Cementir SpA	2,563	8,044
	Credito Artigiano SpA	1,391	3,768
	Enel SpA	7,500	50,177
	Eni SpA Sponsored ADR	3,300	158,565
	ERG SpA	1,082	14,466
	Fiat SpA	631	5,007
	Fiat SpA Sponsored ADR	1,600	12,560
	Finmeccanica SpA	6,996	86,766
	Fondiaria - Sai SpA	1,930	36,258
	Geox SpA	852	6,291
#	Gruppo Editoriale L’Espresso SpA	3,978	5,933
	Immsi SpA	4,196	3,736
# *	Impregilo SpA	6,264	16,669
	Interpump Group SpA	1,758	10,003
	Intesa Sanpaolo SpA	69,040	252,679
	Iride SpA	8,189	12,758
	Italcementi SpA	1,415	16,492
	Italmobiliare SpA	246	10,104
	Luxottica Group SpA Sponsored ADR	600	12,060
	Mediobanca SpA	6,574	75,054
	Milano Assicurazioni SpA	5,810	18,994
	Pirelli & Co. SpA	47,018	16,578
#	Premafin Finanziaria SpA	10,391	18,489
	Saipem SpA	800	15,037
	Saras SpA	5,737	20,185
	Snam Rete Gas SpA	3,918	19,834
	Societe Cattolica di Assicurazoni Scrl SpA	819	29,978
	Telecom Italia SpA Sponsored ADR	7,500	85,500
	Terna SpA	9,474	30,555

16

#	Tod’s SpA	244	10,186
	UniCredito Italiano SpA	61,907	151,550
	Unione di Banche Italiane ScpA	9,985	168,448
	Unipol Gruppo Finanziario SpA	16,156	28,664

TOTAL — ITALY			1,884,004

JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
	Adeka Corp.	2,100	13,272
#	Aderans Holdings Co., Ltd.	1,300	12,688
#	AEON Co., Ltd.	4,300	41,233
#	Aichi Steel Corp.	4,000	13,922
	Aida Engineering, Ltd.	4,000	14,642
	Aioi Insurance Co., Ltd.	10,000	41,062
#	Aiphone Co., Ltd.	1,300	20,684
	Air Water, Inc.	2,000	18,831
	Aisin Seiki Co., Ltd.	2,100	37,161
	Ajinomoto Co., Inc.	10,000	86,344
#	Alpine Electronics, Inc.	1,300	11,436
	Alps Electric Co., Ltd.	4,600	25,306
	Amada Co., Ltd.	10,000	45,923
	Amano Corp.	1,700	11,376
#	Anritsu Corp.	5,000	12,184
	AOC Holdings, Inc.	2,200	12,382
	AOKI Holdings, Inc.	1,100	11,153
	Aoyama Trading Co., Ltd.	1,800	21,045
#	Ariake Japan Co., Ltd.	1,000	16,303
	Asahi Diamond Industrial Co., Ltd.	3,000	14,061
	Asahi Glass Co., Ltd.	2,000	12,568
	Asahi Kasei Corp.	7,000	26,330
	Asatsu-Dk, Inc.	700	15,495
	Asics Corp.	2,000	12,531
	Autobacs Seven Co., Ltd.	1,000	21,235
	Bank of the Ryukyus, Ltd.	1,700	14,321
	Bank of Yokohama, Ltd.	14,000	67,907
	Benesse Corp.	700	29,401
	Bridgestone Corp.	2,800	48,952
	Brother Industries, Ltd.	4,000	27,288
	Calsonic Kansei Corp.	6,000	10,394
	Canon Finetech, Inc.	1,300	12,734
	Canon Marketing Japan, Inc.	1,200	20,075
	Canon, Inc. Sponsored ADR	1,800	61,686
#	Casio Computer Co., Ltd.	6,200	39,823
	Central Glass Co., Ltd.	4,000	12,681
	Chiyoda Co., Ltd.	1,100	14,609
	Chofu Seisakusho Co., Ltd.	1,300	28,397
	Chubu Electric Power Co., Ltd.	1,800	47,133
	Chudenko Corp.	1,000	15,008
	Chugoku Marine Paints, Ltd.	2,000	10,181
	Chuo Mitsui Trust Holdings, Inc.	10,000	39,454
#	Circle K Sunkus Co., Ltd.	700	11,901

17

	Citizen Holdings Co., Ltd.	7,900	43,711
	CKD Corp.	2,200	7,355
	CMK Corp.	2,100	6,790
	Coca-Cola Central Japan Co., Ltd.	3	19,631
	Coca-Cola West Japan Co., Ltd.	1,500	30,084
	Comsys Holdings Corp.	2,000	14,297
	Corona Corp.	1,600	13,720
	Cosmo Oil Co., Ltd.	15,000	31,909
	Credit Saison Co., Ltd.	1,600	16,980
#	CSK Holdings Corp.	1,000	8,358
	Dai Nippon Printing Co., Ltd.	10,000	118,151
	Daicel Chemical Industries, Ltd.	8,000	28,845
	Daido Steel Co., Ltd.	5,000	15,848
	Daifuku Co., Ltd.	2,000	10,760
	Daikin Industries, Ltd.	700	15,745
	Daikyo, Inc.	5,000	5,252
#	Daimei Telecom Engineering Corp.	2,000	14,111
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	11,306
	Dainippon Ink & Chemicals, Inc.	10,000	16,164
	Dainippon Screen Manufacturing Co., Ltd.	5,000	10,660
#	Daio Paper Corp.	3,000	22,649
	Daiwa House Industry Co., Ltd.	5,000	44,450
	Daiwa Securities Co., Ltd.	3,000	16,961
#	Daiwabo Co., Ltd.	8,000	17,749
	Denki Kagaku Kogyo Kabushiki Kaisha	7,000	15,508
	Denki Kogyo Co., Ltd.	3,000	18,227
	Denso Corp.	2,200	42,879
#	Dentsu, Inc.	24	39,380
#	Disco Corp.	400	9,587
	Don Quijote Co., Ltd.	1,000	18,134
	Dowa Holdings Co., Ltd.	2,000	6,028
#	DyDo Drinco, Inc.	600	14,402
#	eAccess, Ltd.	18	8,372
	East Japan Railway Co.	6	42,696
#	Ebara Corp.	6,000	11,960
#	Edion Corp.	1,800	12,236
	Electric Power Development Co., Ltd.	600	17,864
# *	Elpida Memory, Inc.	800	4,265
#	Ezaki Glico Co., Ltd.	2,000	20,059
	FamilyMart Co., Ltd.	600	23,771
	Foster Electric Co., Ltd.	500	5,359
	FP Corp.	700	24,570
	Fuji Electric Holdings Co., Ltd.	9,000	13,131
	Fuji Heavy Industries, Ltd.	15,000	52,765
	Fuji Oil Co., Ltd.	2,600	29,847
#	Fuji Soft, Inc.	1,100	18,464
	FUJIFILM Holdings Corp.	3,300	75,967
	Fujikura, Ltd.	6,000	17,196
	Fujitsu, Ltd.	8,000	31,454
	Fukuoka Financial Group, Inc.	12,000	39,689
#	Fukuyama Transporting Co., Ltd.	5,000	21,242
	Funai Electric Co., Ltd.	500	6,609

18

	Furukawa Co., Ltd.	9,000	8,818
	Furukawa Electric Co., Ltd.	15,000	45,312
	Futaba Industrial Co., Ltd.	900	5,605
	GEO Co., Ltd.	9	6,544
	Glory, Ltd.	1,000	14,331
	Godo Steel, Ltd.	6,000	15,753
	GS Yuasa Corp.	6,000	15,167
	Gunze, Ltd.	5,000	16,504
#	H2O Retailing Corp.	4,000	24,685
	Hakuhodo Dy Holdings, Inc.	670	30,508
	Hankyu Hanshin Holdings, Inc.	19,000	89,631
	Hanwa Co., Ltd.	4,000	10,559
	Haseko Corp.	11,000	9,954
	Heiwa Corp.	1,800	12,353
	Heiwado Co., Ltd.	1,200	17,860
	Higashi-Nippon Bank, Ltd.	6,000	18,813
	Hino Motors, Ltd.	4,000	9,244
	Hirose Electric Co., Ltd.	200	17,319
#	HIS Co., Ltd.	1,100	15,923
	Hitachi High-Technologies Corp.	1,900	30,817
	Hitachi Information Systems, Ltd.	1,000	18,557
	Hitachi Kokusai Electric, Inc.	2,000	9,503
	Hitachi Metals, Ltd.	1,000	7,519
*	Hitachi Plant Technologies, Ltd.	4,000	10,514
	Hitachi Software Engineering Co., Ltd.	1,100	15,516
	Hitachi Transport System, Ltd.	1,900	25,408
# *	Hitachi Zosen Corp.	10,500	8,938
	Hitachi, Ltd. Sponsored ADR	3,000	141,120
	Hokkaido Electric Power Co., Inc.	1,000	22,424
	Hokuhoku Financial Group, Inc.	17,000	33,640
	Hokuriku Electric Power Co., Inc.	1,000	26,353
	Honda Motor Co., Ltd. Sponsored ADR	7,100	175,867
	Hosiden Corp.	1,200	12,602
#	House Foods Corp.	1,900	30,884
	IBJ Leasing Co., Ltd.	1,000	12,090
#	Ichiyoshi Securities Co., Ltd.	2,200	17,617
	Idec Corp.	1,300	12,916
	IHI Corp.	32,000	38,823
	Imperial Hotel, Ltd.	450	9,725
	Inaba Denki Sangyo Co., Ltd.	600	14,859
	Inageya Co., Ltd.	2,000	17,873
# *	Isetan Mitsukoshi Holdings, Ltd.	2,840	26,751
*	Ishihara Sangyo Kaisha, Ltd.	13,000	10,442
*	IT Holdings Corp.	1,200	12,953
#	ITO EN, Ltd.	1,000	15,927
	Itochu Corp.	2,000	10,569
	Itochu Enex Co., Ltd.	1,800	9,078
#	Itochu Techno-Solutions Corp.	600	14,059
	Itoham Foods, Inc.	5,000	15,351
#	Izumi Co., Ltd.	1,400	18,167
	Izumiya Co., Ltd.	3,000	17,826
	J Front Retailing Co., Ltd.	2,800	12,486

19

	Japan Digital Laboratory Co., Ltd.	1,600	15,252
	Japan Petroleum Exploration Co., Ltd.	300	11,427
#	Japan Pulp & Paper Co., Ltd.	5,000	16,721
	Japan Radio Co., Ltd.	6,000	10,442
	JFE Holdings, Inc.	700	17,861
#	J-Oil Mills, Inc.	3,000	12,133
#	Joshin Denki Co., Ltd.	3,000	27,809
	JS Group Corp.	4,100	53,091
	JSR Corp., Tokyo	800	9,024
	JTEKT Corp.	1,100	8,440
	Juroku Bank, Ltd.	9,000	33,195
# *	JVC Kenwood Holdings, Inc.	15,000	8,070
#	Kadokawa Holdings, Inc.	800	14,698
	Kaga Electronics Co., Ltd.	1,200	12,493
	Kagome Co., Ltd.	1,300	20,978
	Kajima Corp.	24,000	69,418
	Kameda Seika Co., Ltd.	700	8,814
	Kamigumi Co., Ltd.	7,000	55,689
#	Kandenko Co., Ltd.	4,000	21,018
	Kaneka Corp.	8,000	37,332
# *	Kanematsu Corp.	12,000	9,599
	Kansai Electric Power Co., Inc.	1,200	30,090
	Kansai Paint Co., Ltd.	6,000	33,487
	Kanto Auto Works, Ltd.	1,500	18,227
	Kao Corp.	1,000	29,242
#	Katakura Industries Co., Ltd.	1,100	10,965
	Kawasaki Heavy Industries, Ltd.	5,000	9,059
	Kawasaki Kisen Kaisha, Ltd.	2,000	7,924
	KDDI Corp.	4	23,966
	Keihin Corp.	1,100	9,832
#	Keihin Electric Express Railway Co., Ltd.	4,000	30,874
	Keio Corp.	6,000	31,069
	Keisei Electric Railway Co., Ltd.	4,000	19,640
#	Kenedix, Inc.	12	1,804
	Keyence Corp.	200	38,326
#	Kikkoman Corp.	4,000	40,332
	Kinden Corp.	3,000	25,049
#	Kintetsu Corp.	7,000	26,794
	Kitz Corp.	3,000	8,901
	Kiyo Holdings, Inc.	15,000	24,223
	Kobe Steel, Ltd.	10,000	16,220
#	Kohnan Shoji Co., Ltd.	1,300	14,216
	Koito Manufacturing Co., Ltd.	2,000	15,531
	Kokuyo Co., Ltd.	2,300	16,216
	Komatsu, Ltd.	1,100	12,093
	Komori Corp.	1,000	11,433
	Konica Minolta Holdings, Inc.	1,500	9,851
	Kose Corp.	800	20,788
	Kubota Corp. Sponsored ADR	800	19,816
	Kurabo Industries, Ltd.	8,000	11,365
	Kuraray Co., Ltd.	3,000	22,958
	Kureha Corp.	5,000	22,183

20

	Kuroda Electric Co., Ltd.	1,300	10,134
	Kyocera Corp. Sponsored ADR	900	54,216
	Kyowa Exeo Corp.	2,000	19,609
	Lawson, Inc.	500	24,438
	Leopalace21 Corp.	700	5,210
	Lintec Corp.	1,100	12,870
	Lion Corp.	4,000	26,210
#	Mabuchi Motor Co., Ltd.	700	27,688
#	Maeda Corp.	5,000	13,634
	Maeda Road Construction Co., Ltd.	3,000	21,351
	Makino Milling Machine Co., Ltd.	2,000	5,798
	Maruha Nichiro Holdings, Inc.	12,000	18,302
#	Marui Group Co., Ltd.	6,900	42,178
	Maruichi Steel Tube, Ltd.	1,200	27,298
#	Marusan Securities Co., Ltd.	2,100	10,257
	Max Co., Ltd.	2,000	18,054
	Mazda Motor Corp.	4,000	8,871
#	Meiji Dairies Corp.	8,000	36,488
#	Meiji Seika Kaisha, Ltd.	10,000	40,891
#	Meitec Corp.	700	13,831
#	Meito Sangyo Co., Ltd.	600	10,266
	Mikuni Coca-Cola Bottling Co., Ltd.	1,300	12,447
	Minebea Co., Ltd.	5,000	13,494
	Ministop Co., Ltd.	800	14,852
	Misumi Group, Inc.	1,200	18,357
	Mitsubishi Chemical Holdings Corp.	5,000	20,213
	Mitsubishi Corp.	2,600	43,581
	Mitsubishi Electric Corp.	1,000	6,199
	Mitsubishi Estate Co., Ltd.	2,000	35,727
	Mitsubishi Heavy Industries, Ltd.	11,000	35,270
	Mitsubishi Logistics Corp.	4,000	36,392
	Mitsubishi Materials Corp.	8,000	18,065
# *	Mitsubishi Motors Corp.	13,000	17,972
	Mitsubishi Paper Mills, Ltd.	10,000	14,402
	Mitsubishi UFJ Financial Group, Inc.	48,870	307,108
#	Mitsuboshi Belting, Ltd.	4,000	16,473
	Mitsui & Co., Ltd. Sponsored ADR	200	38,458
	Mitsui Chemicals, Inc.	6,000	20,949
	Mitsui High-Tec, Inc.	2,000	11,096
#	Mitsui Mining and Smelting Co., Ltd.	14,000	25,604
	Mitsui Sugar Co., Ltd.	3,000	10,541
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,500	41,683
#	Mitsui-Soko Co., Ltd.	4,000	17,607
	Miura Co., Ltd.	700	14,379
	Mizuho Financial Group, Inc.	9	21,976
#	Mizuho Investors Securities Co., Ltd.	12,000	9,517
#	Mizuho Trust & Banking Co., Ltd.	12,000	14,101
#	Mizuno Corp.	4,000	16,785
#	Modec, Inc.	600	9,495
#	Mori Seiki Co., Ltd.	1,100	10,099
#	Morinaga & Co., Ltd.	10,000	19,887
	Morinaga Milk Industry Co., Ltd.	8,000	25,878

21

#	MOS Food Services, Inc.	1,500	18,992
	Murata Manufacturing Co., Ltd.	400	13,786
	Musashino Bank, Ltd.	1,000	30,123
	Nagase & Co., Ltd.	4,000	34,276
	Nagoya Railroad Co., Ltd.	9,000	27,989
	Namco Bandai Holdings, Inc.	4,900	50,389
	NEC Corp.	31,000	91,908
#	Net One Systems Co., Ltd.	18	29,360
	Neturen Co., Ltd.	1,500	8,926
	NGK Spark Plug Co., Ltd.	4,000	37,707
	NHK Spring Co., Ltd.	4,000	16,121
	Nichirei Corp.	6,000	25,454
#	Nidec Sankyo Corp.	3,000	14,005
	Nifco, Inc.	900	13,228
#	Nihon Dempa Kogyo Co., Ltd.	400	5,069
#	Nihon Nohyaku Co., Ltd.	1,000	5,424
	Nihon Parkerizing Co., Ltd.	2,000	23,585
	Nikon Corp.	1,000	14,093
#	Nintendo Co., Ltd.	100	32,131
	Nippo Corp.	3,000	17,705
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	19,314
	Nippon Chemi-Con Corp.	3,000	5,811
	Nippon Express Co., Ltd.	12,000	48,435
	Nippon Flour Mills Co., Ltd.	6,000	27,510
#	Nippon Gas Co., Ltd.	1,100	11,713
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	19,605
	Nippon Light Metal Co., Ltd.	10,000	9,449
	Nippon Meat Packers, Inc.	5,000	68,580
	Nippon Mining Holdings, Inc.	11,000	33,675
	Nippon Mitsubishi Oil Corp.	7,000	28,733
#	Nippon Paint Co., Ltd.	5,000	19,286
	Nippon Paper Group, Inc.	23	61,471
	Nippon Seiki Co., Ltd.	1,000	6,622
	Nippon Sheet Glass Co., Ltd.	10,000	32,704
	Nippon Shokubai Co., Ltd.	4,000	23,180
	Nippon Soda Co., Ltd.	5,000	14,223
	Nippon Steel Corp.	7,000	23,561
	Nippon Suisan Kaisha, Ltd.	5,500	13,724
	Nippon Telegraph & Telephone Corp. ADR	1,600	32,560
	Nippon Thompson Co., Ltd.	3,000	15,024
	Nippon Yakin Kogyo Co., Ltd.	2,500	6,934
	Nipponkoa Insurance Co., Ltd.	11,000	65,929
	Nishimatsu Construction Co., Ltd.	7,000	14,403
	Nishi-Nippon Bank, Ltd.	11,000	23,964
	Nishi-Nippon Railroad Co., Ltd.	6,000	22,049
	Nissan Chemical Industries, Ltd.	2,000	16,171
	Nissan Motor Co., Ltd.	12,000	59,597
	Nissan Shatai Co., Ltd.	3,000	19,594
	Nissay Dowa General Insurance Co., Ltd.	4,000	17,793
	Nisshin Seifun Group, Inc.	5,500	59,628
	Nisshin Steel Co., Ltd.	21,000	28,123
#	Nisshinbo Industries, Inc.	5,000	29,062

22

#	Nissin Foods Holdings Co., Ltd.	1,100	31,443
	Nitta Corp.	1,000	11,174
	Nittetsu Mining Co., Ltd.	3,000	7,684
	Nitto Boseki Co., Ltd.	6,000	8,907
	Nitto Denko Corp.	500	11,074
	Nitto Electric Works, Ltd.	1,400	12,157
	NOF Corp.	5,000	14,061
	NOK Corp.	2,700	25,707
	Nomura Holdings, Inc. ADR	3,400	31,960
	Nomura Research Institute, Ltd.	600	9,908
	Nomura Securities Co., Ltd.	2,900	27,476
	Noritake Co., Ltd.	5,000	14,431
	Noritsu Koki Co., Ltd.	900	6,754
	NTN Corp.	4,000	14,907
	NTT Data Corp.	5	16,520
	NTT DoCoMo, Inc.	73	115,774
	Obayashi Corp.	16,000	78,284
	Odakyu Electric Railway Co., Ltd.	3,000	21,997
	Oiles Corp.	1,200	12,966
	Oji Paper Co., Ltd.	13,000	49,635
	Okasan Securities Group, Inc.	4,000	17,310
# *	Oki Electric Industry Co., Ltd.	13,000	10,765
	Okinawa Electric Power Co., Ltd.	400	23,451
	OKUMA Corp.	2,000	8,794
#	Okumura Corp.	4,000	15,678
	Omron Corp.	2,400	35,319
	Onward Holdings Co., Ltd.	4,000	29,256
	Oriental Land Co., Ltd.	600	42,548
	Osaka Gas Co., Ltd.	8,000	28,298
	Panasonic Corp.	9,000	144,934
	Panasonic Electric Works Co., Ltd.	5,000	43,639
	Parco Co., Ltd.	1,500	13,602
#	Paris Miki, Inc.	1,600	15,834
#	Pioneer Electronic Corp.	2,500	7,416
#	Press Kogyo Co., Ltd.	5,000	11,030
	Q.P. Corp.	2,200	25,297
#	Rengo Co., Ltd.	4,000	20,397
# *	Renown, Inc.	2,700	4,657
#	Resorttrust, Inc.	1,000	9,784
	Ricoh Co., Ltd.	5,000	53,810
#	Riken Corp.	4,000	11,611
	Rinnai Corp.	900	32,912
	Rohm Co., Ltd.	1,600	77,097
	Roland Corp.	700	7,233
#	Round One Corp.	9	4,520
	Ryohin Keikaku Co., Ltd.	400	19,139
	Ryosan Co., Ltd.	1,000	19,026
#	Sagami Railway Co., Ltd.	6,000	24,067
#	Saizeriya Co., Ltd.	1,200	17,901
	Sakai Chemical Industry Co., Ltd.	3,000	7,858
#	Sakata Seed Corp.	1,600	23,067
	Sanden Corp.	4,000	11,186

23

	Sanken Electric Co., Ltd.	4,000	14,298
#	Sanki Engineering Co., Ltd.	3,000	19,450
	Sankyo Co., Ltd.	700	31,145
	Sankyo-Tateyama Holdings, Inc.	12,000	11,151
	Sankyu, Inc., Tokyo	4,000	12,607
	Sanshin Electronics Co., Ltd.	1,500	16,092
	Sanwa Holdings Corp.	4,000	13,270
	Sanyo Chemical Industries, Ltd.	4,000	21,443
	Sanyo Special Steel Co., Ltd.	3,000	8,593
	Sapporo Hokuyo Holdings, Inc.	8	34,502
#	Sasebo Heavy Industries Co., Ltd.	3,000	4,682
	Sato Corp.	1,100	10,994
	Secom Co., Ltd.	800	30,514
#	Sega Sammy Holdings, Inc.	4,588	34,684
#	Seiko Epson Corp.	2,200	33,041
#	Seiko Holdings Corp.	4,000	10,536
	Seino Holdings Co., Ltd.	4,000	19,356
	Seiren Co., Ltd.	2,600	14,491
	Sekisui Chemical Co., Ltd.	12,000	70,112
	Sekisui House, Ltd.	5,000	50,138
#	Seven & I Holdings Co., Ltd.	3,700	103,888
	Sharp Corp.	2,000	14,275
	Shiga Bank, Ltd.	7,000	43,463
#	Shikoku Bank, Ltd.	5,000	22,891
#	Shima Seiki Manufacturing Co., Ltd.	400	7,407
	Shimachu Co., Ltd.	1,000	22,807
	Shimano, Inc.	600	18,824
	Shimizu Corp.	10,000	49,069
	Shin-Etsu Chemical Co., Ltd.	500	26,578
	Shinko Electric Industries Co., Ltd.	700	4,513
#	Shinko Plantech Co., Ltd.	1,300	10,257
	Shinko Securities Co., Ltd.	8,000	19,838
#	Shinsei Bank, Ltd.	2,000	3,068
	Shiseido Co., Ltd.	1,000	20,575
#	Shizuoka Bank, Ltd.	9,000	79,486
#	Shochiku Co., Ltd.	3,000	17,854
	Showa Denko K.K.	6,000	9,114
#	Showa Shell Sekiyu K.K.	2,300	18,789
	Sinanen Co., Ltd.	4,000	17,115
	SKY Perfect JSAT Holdings, Inc.	35	13,202
#	SMC Corp.	400	37,761
	SMK Corp.	3,000	7,460
#	Snow Brand Milk Products Co., Ltd.	7,000	26,537
#	Sohgo Security Services Co., Ltd.	1,500	14,027
	Sompo Japan Insurance, Inc.	13,000	91,119
	Sony Corp. Sponsored ADR	5,400	125,496
#	Star Micronics Co., Ltd.	700	7,583
	Sumisho Computer Systems Corp.	1,200	18,737
	Sumitomo Bakelite Co., Ltd.	5,000	18,240
	Sumitomo Corp.	3,700	32,553
	Sumitomo Electric Industries, Ltd.	5,800	46,960
	Sumitomo Heavy Industries, Ltd.	2,000	5,937

24

	Sumitomo Light Metal Industries, Ltd.	9,000	7,411
	Sumitomo Metal Industries, Ltd., Osaka	5,000	12,860
	Sumitomo Metal Mining Co., Ltd.	1,000	7,499
#	Sumitomo Mitsui Financial Group, Inc.	15	60,133
	Sumitomo Osaka Cement Co., Ltd.	11,000	17,281
#	Sumitomo Realty & Development Co., Ltd.	1,000	16,293
	Sumitomo Rubber Industries, Ltd.	4,300	37,933
	Sumitomo Trust & Banking Co., Ltd.	6,000	27,786
	Sumitomo Warehouse Co., Ltd.	4,000	16,204
	Suruga Bank, Ltd.	4,000	37,654
#	SWCC Showa Holdings Co., Ltd.	14,000	12,269
	T&D Holdings, Inc.	750	28,651
	Tadano, Ltd.	2,000	8,867
	Taiheiyo Cement Corp.	24,000	27,935
	Taiho Kogyo Co., Ltd.	1,300	8,623
	Taikisha, Ltd.	2,000	28,547
	Taisei Corp.	25,000	57,615
	Taiyo Nippon Sanso Corp.	3,000	18,865
#	Taiyo Yuden Co., Ltd.	2,000	9,588
	Takara Standard Co., Ltd.	4,000	21,431
	Takasago International Corp.	4,000	19,309
#	Takasago Thermal Engineering Co., Ltd.	2,000	18,735
	Takashimaya Co., Ltd.	7,000	53,949
#	Takuma Co., Ltd.	4,000	7,909
	TDK Corp. Sponsored ADR	1,000	34,010
	Teijin, Ltd.	7,000	18,205
	Tenma Corp.	1,200	14,982
	The 77 Bank, Ltd.	6,000	28,269
	The Aichi Bank, Ltd.	200	14,547
	The Akita Bank, Ltd.	5,000	20,788
	The Awa Bank, Ltd.	5,000	31,090
#	The Bank of Ikeda, Ltd.	500	20,061
#	The Bank of Iwate, Ltd.	400	24,861
#	The Bank of Kyoto, Ltd.	5,000	52,594
	The Bank of Nagoya, Ltd.	4,000	24,079
	The Bank of Okinawa, Ltd.	600	18,811
	The Chiba Bank, Ltd.	12,000	59,312
*	The Chiba Kogyo Bank, Ltd.	1,500	17,435
	The Chugoku Bank, Ltd.	5,000	68,785
	The Chugoku Electric Power Co., Ltd.	1,200	29,044
	The Chukyo Bank, Ltd.	7,000	24,285
# *	The Daiei, Inc.	2,650	12,891
	The Daisan Bank, Ltd.	7,000	25,113
	The Daishi Bank, Ltd.	8,000	31,151
	The Ehime Bank, Ltd.	6,000	20,145
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	11,986
#	The Fukui Bank, Ltd.	7,000	23,826
	The Gunma Bank, Ltd.	10,000	51,062
	The Hachijuni Bank, Ltd.	11,000	53,976
	The Higo Bank, Ltd.	5,000	27,675
	The Hiroshima Bank, Ltd.	13,000	48,308
	The Hokkoku Bank, Ltd.	7,000	26,352

25

	The Hokuetsu Bank, Ltd.	9,000	20,001
	The Hyakugo Bank, Ltd.	4,000	22,467
	The Hyakujishi Bank, Ltd.	4,000	19,966
	The Iyo Bank, Ltd.	7,000	75,516
#	The Japan General Estate Co., Ltd.	1,100	2,420
	The Japan Wool Textile Co., Ltd.	3,000	22,410
#	The Joyo Bank, Ltd.	7,000	32,932
	The Kagawa Bank, Ltd.	4,000	22,274
	The Kagoshima Bank, Ltd.	3,000	19,019
	The Kanto Tsukuba Bank, Ltd.	2,900	12,726
	The Keiyo Bank, Ltd.	4,000	17,932
	The Michinoku Bank, Ltd.	7,000	14,998
	The Miyazaki Bank, Ltd.	5,000	16,147
#	The Nanto Bank, Ltd.	5,000	23,495
	The Nisshin Oillio Group, Ltd.	5,000	23,650
	The Ogaki Kyoritsu Bank, Ltd.	4,000	19,878
	The Oita Bank, Ltd.	4,000	24,828
	The San-in Godo Bank, Ltd.	3,000	21,475
	THK Co., Ltd.	3,000	41,083
	TKC Corp.	1,100	19,481
	Toagosei Co., Ltd.	6,000	12,875
	Tobu Railway Co., Ltd.	6,000	30,483
	Tochigi Bank, Ltd.	4,000	24,641
#	Toda Corp.	6,000	21,673
	Toho Bank, Ltd.	5,000	21,279
	Toho Gas Co., Ltd.	7,000	40,404
#	Toho Titanium Co., Ltd.	600	7,018
	Tohuku Electric Power Co., Inc.	1,200	26,954
	Tokai Carbon Co., Ltd.	2,000	10,487
	Tokio Marine Holdings, Inc.	5,200	160,399
	Tokushima Bank, Ltd.	3,000	14,711
	Tokuyama Corp.	4,000	20,257
	Tokyo Electric Power Co., Ltd	1,800	50,977
	Tokyo Gas Co., Ltd.	5,000	21,500
	Tokyo Ohka Kogyo Co., Ltd.	1,000	13,728
#	Tokyo Seimitsu Co., Ltd.	700	7,042
	Tokyo Steel Manufacturing Co., Ltd.	1,800	13,904
	Tokyo Style Co., Ltd.	2,000	14,908
	Tokyo Tatemono Co., Ltd.	3,000	12,358
	Tokyo Tomin Bank, Ltd.	700	9,424
#	Tokyu Construction Co., Ltd.	4,060	9,192
	Tokyu Corp.	4,000	15,714
	Tokyu Land Corp.	2,000	5,660
#	Toppan Forms Co., Ltd.	2,100	19,506
	Toppan Printing Co., Ltd.	9,000	66,176
	Topre Corp.	2,200	17,656
	Topy Industries, Ltd.	7,000	12,031
#	Toray Industries, Inc.	5,000	23,217
	Toshiba Corp.	4,000	14,458
	Toshiba TEC Corp.	4,000	12,351
	Tosoh Corp.	4,000	7,976
	TOTO, Ltd.	7,000	48,844

26

# *	Towa Bank, Ltd.	18,000	14,979
	Toyo Engineering Corp.	4,000	11,497
#	Toyo Ink Manufacturing Co., Ltd.	6,000	15,904
	Toyo Kanetsu K.K.	5,000	6,003
	Toyo Kohan Co., Ltd.	4,000	11,766
	Toyo Seikan Kaisha, Ltd. (6899967)	1,000	25,784
	Toyo Seikan Kaisha, Ltd. (6900267)	4,300	53,052
#	Toyo Tire & Rubber Co., Ltd.	4,000	9,829
#	Toyobo Co., Ltd.	19,000	26,947
	Toyoda Gosei Co., Ltd.	600	8,424
	Toyota Auto Body Co., Ltd.	1,300	20,842
	Toyota Motor Corp. Sponsored ADR	2,600	197,834
	Toyota Tsusho Corp.	1,200	11,580
#	Trans Cosmos, Inc.	1,200	8,485
	Trend Micro, Inc.	500	12,232
	Tsubakimoto Chain Co.	3,000	8,368
	TV Asahi Corp.	12	15,152
	Ube Industries, Ltd.	13,000	27,353
	Uni-Charm Corp.	400	28,690
	Uniden Corp.	3,000	8,995
#	Union Tool Co.	600	13,305
#	Unitika, Ltd.	16,000	11,084
	UNY Co., Ltd.	6,000	46,761
#	Ushio, Inc.	1,700	22,966
	USS Co., Ltd.	340	20,825
#	Wacoal Corp.	2,000	21,667
	West Japan Railway Co.	5	22,003
	Xebio Co., Ltd.	700	11,951
	Yamada Denki Co., Ltd.	430	23,405
	Yamagata Bank, Ltd.	4,000	24,044
	Yamaguchi Financial Group, Inc.	6,000	57,390
	Yamaha Corp.	2,700	26,166
	Yamaha Motor Co., Ltd.	2,300	25,429
	Yamanashi Chuo Bank, Ltd.	4,000	22,750
	Yamatake Corp.	800	15,263
	Yamato Kogyo Co., Ltd.	600	14,180
	Yamato Transport Co., Ltd.	5,000	55,237
#	Yamazaki Baking Co., Ltd.	3,000	39,861
	Yaskawa Electric Corp.	2,000	8,777
	Yodogawa Steel Works, Ltd.	4,000	16,676
	Yokogawa Electric Corp.	3,300	15,281
	Yokohama Reito Co., Ltd.	3,000	19,935
	Yokohama Rubber Co., Ltd.	7,000	34,347
	Yoshimoto Kogyo Co., Ltd.	1,400	13,961
#	Zensho Co., Ltd.	2,000	7,882
	Zeon Corp.	2,000	5,745

TOTAL — JAPAN			13,882,068

27

NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
#	Aalberts Industries NV	1,289	11,776
	Aegon NV	23,569	97,933
	Akzo Nobel NV	876	36,412
	Arcadis NV	762	9,018
#	ArcelorMittal	6,554	170,152
# *	ASM International NV	1,438	13,823
#	ASML Holding NV	2,445	42,803
*	ASML Holding NV ADR	200	3,510
	Boskalis Westminster CVA	833	27,500
#	Eriks Group NV	159	5,858
	Exact Holding NV	330	7,696
	Fugro NV	656	23,442
	Grontmij NV	332	7,237
#	Heijmans NV	372	3,294
	Imtech NV	693	10,587
	ING Groep NV Sponsored ADR	8,300	77,273
	James Hardie Industries NV Sponsored ADR	600	8,874
	Kas Bank NV	70	1,125
	Koninklijke Ahold NV	19,011	204,090
	Koninklijke Bam Groep NV	2,021	17,963
#	Koninklijke KPN NV	5,112	71,993
	Koninklijke Philips Electronics NV	10,051	185,741
	Koninklijke Philips Electronics NV ADR	100	1,850
	Koninklijke Ten Cate NV	849	18,001
#	Koninklijke Vopak NV	1,060	34,369
	Nutreco Holding NV	612	19,513
	Oce NV	1,378	6,377
	Randstad Holdings NV	982	19,088
	Reed Elsevier NV ADR	952	25,371
*	Reinet Investments SCA	943	9,711
#	SBM Offshore NV	2,086	36,693
	Sligro Food Group NV	627	13,496
	Smit Internationale NV	458	30,902
	SNS Reaal	3,557	26,093
#	Telegraaf Media Groep NV	853	16,279
	TKH Group NV	794	12,655
	Unilever NV	5,295	127,607
	Unit 4 Agresso NV	493	7,385
#	USG People NV	783	8,184
*	Van der Moolen Holding NV	728	2,478
	Wavin NV	1,272	4,439
#	Wolters Kluwer NV	4,568	80,864

TOTAL — NETHERLANDS			1,539,455

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	10,888	5,821
	Contact Energy, Ltd.	4,540	19,248
	Fletcher Building, Ltd.	2,352	7,986
	Infratil, Ltd.	10,572	11,864
	New Zealand Refining Co., Ltd.	3,517	12,389
	Nuplex Industries, Ltd.	2,281	7,009

28

	Port of Tauranga, Ltd.	2,031	7,823
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	13,224
	Trustpower, Ltd.	2,795	12,096

TOTAL — NEW ZEALAND			97,460

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Acta Holding ASA	9,500	2,738
	Aker Kvaerner ASA	750	4,102
	Aktiv Kapital ASA	600	5,201
# *	BW Offshore, Ltd.	4,000	3,883
	Camillo Eitze & Co. ASA	800	3,996
#	Cermaq ASA	1,600	6,286
	DnB NOR ASA Series A	6,800	39,408
#	DOF ASA	1,400	6,469
	EDB Business Partner ASA	1,800	3,367
	Ekornes ASA	300	3,116
# *	Eltek ASA	1,600	2,168
*	Ementor ASA	2,400	7,313
	Ganger Rolf ASA	670	11,748
	Kongsberg Gruppen ASA	160	7,357
#	Leroy Seafood Group ASA	900	7,889
# *	Marine Harvest	50,000	8,076
	Norsk Hydro ASA Sponsored ADR	3,400	14,110
# *	Norske Skogindustrier ASA Series A	7,052	24,308
	Orkla ASA	7,600	50,595
*	Petroleum Geo Services ASA	700	3,486
	Prosafe ASA	3,000	11,152
*	Prosafe Production Public, Ltd.	3,000	7,434
# *	Renewable Energy Corp. ASA	400	3,774
	Schibsted ASA	850	10,111
# *	Sevan Marine ASA	3,200	7,155
# *	Songa Offshore ASA	800	2,887
	StatoilHydro ASA Sponsored ADR	3,931	79,013
	Storebrand ASA	5,600	13,274
*	Subsea 7, Inc.	1,200	9,539
	Tandberg ASA Series A	900	11,135
	Telenor ASA	1,553	9,267
*	TGS Nopec Geophysical Co. ASA	2,845	15,819
	Tomra Systems ASA	2,200	10,231
	Veidekke ASA	1,440	4,458
	Wilh. Wilhelmsen ASA	350	5,033
	Yara International ASA	940	19,639

TOTAL — NORWAY			435,537

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	4,547	9,371
	Banco Comercial Portugues SA	9,325	10,837
	Banco Espirito Santo SA	5,709	54,357

29

	Brisa SA	3,774	28,954
#	Cimpor Cimentos de Portugal SA	6,612	30,172
	Energias de Portugal SA	9,374	31,929
	Galp Energia SGPS SA Series B	1,072	9,746
	Jeronimo Martins SGPS SA	2,344	11,962
	Mota-Engil SGPS SA	2,737	8,797
	Portucel-Empresa Produtora de Pasta de Papel SA	3,351	7,140
	Portugal Telecom SA	1,873	12,319
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	7,616
	Sociedade de Investimento e Gestao SGPS SA	897	7,821
*	Sonae Capital	1,744	1,789
	Sonae Industria SGPS SA	1,680	4,427
	Sonae SGPS SA	13,955	8,486
*	Sonaecom SGPS SA	3,677	5,710

TOTAL — PORTUGAL			251,433

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	19,000	5,248
	Bukit Sembawang Estates, Ltd.	2,000	5,422
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	4,312
	City Developments, Ltd.	5,000	22,110
	Comfortdelgro Corp., Ltd.	21,000	17,225
	DBS Group Holdings, Ltd.	7,000	53,434
	Delong Holdings, Ltd.	10,000	6,012
	Ezra Holdings Pte, Ltd.	8,000	2,664
#	Guocoland, Ltd.	9,000	6,684
	Hotel Properties, Ltd.	7,000	4,605
	Hyflux, Ltd.	8,000	8,584
	Jardine Cycle & Carriage, Ltd.	4,103	26,318
	Keppel Corp., Ltd.	3,000	9,353
	Keppel Land, Ltd.	5,000	6,427
	Keppel Telecommunications and Transportation, Ltd.	6,000	3,644
	Kim Eng Holdings, Ltd.	9,100	5,921
	MobileOne, Ltd.	7,000	6,232
	Neptune Orient Lines, Ltd.	11,000	9,291
	Overseas Chinese Banking Corp., Ltd.	12,000	40,571
	Raffles Education Corp., Ltd.	15,000	5,793
	SembCorp Industries, Ltd.	14,000	23,530
	SembCorp Marine, Ltd.	8,400	10,439
	Singapore Airlines, Ltd.	8,600	65,889
	Singapore Land, Ltd.	4,000	9,086
	Singapore Petroleum Co., Ltd.	4,000	5,705
	Singapore Post, Ltd.	14,000	6,714
	Singapore Press Holdings, Ltd.	22,000	48,058
	Singapore Technologies Engineering, Ltd.	9,000	14,210
	Singapore Telecommunications, Ltd.	13,000	21,878
	SMRT Corp., Ltd.	15,000	15,800
	Tat Hong Holdings, Ltd.	10,000	2,951
	United Engineers, Ltd.	6,000	4,978

30

	United Industrial Corp., Ltd.	23,000	20,872
	United Overseas Bank, Ltd.	6,000	54,245
	UOB-Kay Hian Holdings, Ltd.	12,000	7,451
	UOL Group, Ltd.	16,000	20,944
	Venture Corp., Ltd.	4,000	14,617
	WBL Corp., Ltd.	8,000	14,767
	Wheelock Properties, Ltd.	13,000	7,357
TOTAL COMMON STOCKS			619,341

RIGHTS/WARRANTS — (0.0%)
*	Tat Hong Holdings, Ltd. Warrants 08/02/13	1,000	45

TOTAL — SINGAPORE			619,386

SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
	Abengoa SA	505	7,374
	Abertis Infraestructuras SA	1,504	25,829
	Acciona SA	375	35,471
	Acerinox SA	3,431	43,131
	Actividades de Construccion y Servicios SA	1,262	46,857
	Antena 3 de Television SA	1,085	5,795
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,100	209,960
#	Banco de Sabadell SA	15,749	107,422
	Banco de Valencia SA	3,260	30,174
	Banco Espanol de Credito SA	1,229	15,636
	Banco Guipuzcoano SA	1,527	11,948
#	Banco Pastor SA	1,452	12,070
#	Banco Popular Espanol SA	11,125	101,245
*	Banco Santander SA	820	9,010
#	Banco Santander SA Sponsored ADR	40,500	434,970
#	Bankinter SA	4,250	45,859
*	Bolsas y Mercados Espanoles	711	17,350
	Cementos Portland Valderrivas SA	166	6,043
	Cia Espanola de Petroleous SA	473	41,848
	Construcciones y Auxiliar de Ferrocarriles SA	22	6,150
	Ebro Puleva SA	2,348	30,529
	Enagas SA	2,468	48,219
#	Fomento de Construcciones y Contratas SA	599	23,817
	Gamesa Corporacion Tecnologica SA	1,396	22,887
	Gas Natural SDG SA	762	23,453
	Gestevision Telecinco SA	837	6,720
	Grupo Catalana Occidente SA	923	14,516
	Grupo Empresarial Ence SA	2,018	9,313
	Grupo Ferrovial SA	1,365	42,068
	Iberdrola SA	8,892	64,355
	Indra Sistemas SA	974	18,926
	Industria de Diseno Textil SA	424	14,332
*	La Seda de Barcelona SA	11,551	5,919
	NH Hoteles SA	1,365	10,333
	Obrascon Huarte Lain SA	479	6,018

31

	Papeles y Cartones de Europa SA	2,914	13,921
	Pescanova SA	208	7,534
	Promotora de Informaciones SA	1,912	7,489
	Prosegur Cia de Seguridad SA	514	14,603
	Red Electrica Corporacion SA	954	41,815
	Repsol YPF SA Sponsored ADR	7,300	139,576
	Service Point Solutions SA	6,431	7,512
	Sol Melia SA	953	4,478
#	SOS Cuetara SA	1,043	14,526
	Telefonica SA Sponsored ADR	1,900	105,469
	Tubacex SA	1,844	6,576
	Tubos Reunidos SA	4,346	11,518
	Union Fenosa SA	1,392	29,535
	Vidrala SA	338	7,110
	Viscofan SA	830	14,276
	Zardoya Otis SA	1,078	20,423

TOTAL — SPAIN			2,001,908

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
#	Aarhuskarlshamn AB	500	6,136
	AF AB Series B	700	11,587
	Alfa Laval AB	2,100	15,160
	Assa Abloy AB Series B	4,800	53,590
	Atlas Copco AB Series A	3,000	25,162
	Atlas Copco AB Series B	1,800	13,475
	Axfood AB	350	6,746
	B&B Tools AB	600	6,532
	Bilia AB Series A	1,300	3,725
#	Boliden AB	8,001	19,245
#	Electrolux AB Series B	3,712	34,174
#	Eniro AB	2,578	5,973
	Hakon Invest AB	900	10,272
	Haldex AB	1,000	4,662
#	Hennes & Mauritz AB Series B	1,050	37,652
	Hoganas AB Series B	900	12,660
	Holmen AB Series B	1,500	42,280
	Husqvarna AB Series A	1,700	11,577
#	Husqvarna AB Series B	2,400	16,640
#	JM AB	1,200	6,433
*	LBI International AB	2,800	4,009
*	Lindab International AB	600	4,594
# *	Lundin Petroleum AB	6,000	28,644
	Modern Times Group AB Series B	450	9,656
	NCC AB Series B	1,600	13,074
	Nobia AB	4,200	9,150
#	Nordea Bank AB	17,701	141,876
*	Oriflame Cosmetics SA	750	23,431
*	Pa Resources AB	3,400	8,561
	Sandvik AB	3,993	25,915
*	SAS AB	5,000	26,439

32

	Scania AB Series B	1,500	12,328
	Securitas AB Series B	3,324	31,915
#	Skandinaviska Enskilda Banken AB Series A	6,914	68,522
	Skanska AB Series B	9,455	83,044
	SKF AB Series B	1,600	14,575
	Skistar AB	883	7,935
	SSAB Svenskt Stal AB Series A	1,900	19,211
	SSAB Svenskt Stal AB Series B	700	6,346
	Svenska Cellulosa AB Series B	9,217	68,062
	Svenska Handelsbanken AB Series A	7,472	137,313
#	Swedbank AB Series A	5,862	48,443
	Tele2 AB Series B	3,701	31,581
#	Telefonaktiebolaget LM Erricson Sponsored ADR	13,800	97,566
	TeliaSonera AB	16,349	71,930
#	Trelleborg AB Series B	1,400	8,369
	Volvo AB Series A	2,200	11,369
	Volvo AB Series B	6,532	34,134

TOTAL — SWEDEN			1,391,673

SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
	ABB, Ltd. Sponsored ADR	6,500	85,475
#	Adecco SA	2,404	83,628
	Allreal Holding AG	202	20,567
*	Aryzta AG	324	11,455
*	Ascom Holding AG	1,836	11,928
	Baloise-Holding AG	1,560	83,405
	Bank Sarasin & Cie Series B	700	20,600
	Banque Cantonale Vaudoise	54	12,036
	Barry Callebaut AG	34	16,991
	Berner Kantonalbank	107	20,935
	BKW FMB Energie AG	158	14,283
	Bobst Group AG	277	10,025
	Bucher Industries AG	173	18,692
	Ciba Specialty Chemicals AG	1,325	55,157
#	Clariant AG	6,413	39,785
*	Compagnie Financiere Richemont SA Series A	6,895	144,951
	Credit Suisse Group AG Sponsored ADR	4,900	183,260
	Daetwyler Holding AG	297	12,063
	Dufry Group	227	4,703
	EFG International AG	1,159	24,951
	Elektrizitaets-Gesellschaft Laufenberg AG	13	12,487
	EMS-Chemie Holding AG	265	20,010
	Energiedienst Holding AG	214	9,221
	Flughafen Zuerich AG	73	19,450
	Forbo Holding AG	50	12,292
	Geberit AG	144	14,961
	George Fisher AG	108	24,216
#	Givaudan SA	172	117,203
	Gurit Holding AG	16	7,191
	Helvetia Holding AG	150	25,714

33

	Holcim, Ltd.	3,569	202,716
	Jelmoli Holding AG	13	22,911
	Julius Baer Holdings, Ltd. AG	1,643	64,258
	Kudelski SA	1,531	16,146
	Kuoni Reisen Holding AG	48	14,064
	Lindt & Spruengli AG	1	24,260
	Nestle SA	10,338	402,014
	Panalpina Welttransport Holding AG	158	7,189
*	Petroplus Holdings AG	1,062	28,276
	PubliGroupe SA	62	5,900
	Rieters Holdings AG	124	21,486
	Romande Energie Holding SA	7	12,094
	Schweizerische National Versicherungs Gesellschaft	26	14,132
	SGS SA	40	39,382
	Sika AG	34	26,808
	St. Galler Kantonalbank	70	24,444
	Sulzer AG	460	27,158
	Swatch Group AG	139	21,690
	Swiss Life Holding AG	1,010	91,007
	Swiss Re	5,759	240,171
	Swisscom AG	62	18,945
	Syngenta AG ADR	5,400	201,852
*	Temenos Group AG	384	4,809
*	UBS AG	7,536	127,865
	Valiant Holding AG	443	76,329
	Valora Holding AG	83	12,034
	Vontobel Holdings AG	600	13,431
	Zurich Financial SVCS AG	2,043	414,479

TOTAL — SWITZERLAND			3,313,485

UNITED KINGDOM — (16.5%)
COMMON STOCKS — (16.5%)
	Aberdeen Asset Management P.L.C.	16,024	24,199
	Admiral Group P.L.C.	417	6,182
	Aegis Group P.L.C.	20,061	21,142
	Aga Rangemaster Group P.L.C.	1,374	1,887
	Aggreko P.L.C.	1,979	13,848
	Amec P.L.C.	7,444	62,281
	Amlin P.L.C.	11,960	61,242
	Anglo American P.L.C.	3,516	88,221
	Anglo Pacific Group P.L.C.	2,760	4,793
	Antofagasta P.L.C.	2,036	12,579
	ARM Holdings P.L.C. Sponsored ADR	7,300	34,456
	Arriva P.L.C.	5,063	48,982
	Ashtead Group P.L.C.	14,650	10,078
	Associated British Foods P.L.C.	5,660	63,332
	Atkins WS P.L.C.	1,777	15,264
*	Autonomy Corp. P.L.C.	1,503	23,831
	Aveva Group P.L.C.	1,057	13,475
	Aviva P.L.C.	34,218	204,110
	Babcock International Group P.L.C.	2,688	16,819

34

	BAE Systems P.L.C.	13,766	77,378
	Balfour Beatty P.L.C.	6,343	25,632
	Barclays P.L.C. Sponsored ADR	13,100	141,087
	Barratt Developments P.L.C.	7,997	9,956
	BBA Aviation P.L.C.	10,521	13,500
	Beazley Group P.L.C.	9,108	15,528
	Bellway P.L.C.	2,995	26,092
	BG Group P.L.C.	2,990	43,965
	BG Group P.L.C. Sponsored ADR	1,400	104,860
	BHP Billiton P.L.C. ADR	3,200	109,856
	Bodycote P.L.C.	8,462	16,938
	Bovis Homes Group P.L.C.	1,341	7,330
	BP P.L.C. Sponsored ADR	18,900	939,330
	Bradford & Bingley P.L.C.	11,247	3,620
	Brewin Dolphin Holdings P.L.C.	8,248	14,994
	Brit Insurance Holdings P.L.C.	8,280	24,351
	British Airways P.L.C.	8,530	18,874
	British American Tobacco P.L.C.	4,214	115,587
	British Energy Group P.L.C.	4,040	48,322
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	29,268
	Britvic P.L.C.	2,726	10,013
	BSS Group P.L.C.	3,111	11,438
	BT Group P.L.C. Sponsored ADR	2,400	45,360
	Bunzl P.L.C.	3,184	32,013
	Burberry Group P.L.C.	3,637	16,187
	Cable and Wireless P.L.C.	32,161	63,743
	Cadbury P.L.C. Sponsored ADR	1,984	73,368
*	Cairn Energy P.L.C.	1,499	38,835
	Capita Group P.L.C.	2,990	30,896
	Carillion P.L.C.	12,077	40,508
	Carnival P.L.C.	942	20,716
	Carnival P.L.C. ADR	2,700	61,290
	Carphone Warehouse Group P.L.C.	5,939	12,893
	Catlin Group, Ltd.	4,854	27,125
	Centrica P.L.C.	14,387	70,695
*	Charter International P.L.C.	1,956	12,749
	Chesnara P.L.C.	3,877	6,631
	Chloride Group P.L.C.	5,862	12,451
	Close Brothers Group P.L.C.	2,264	19,700
	Cobham P.L.C.	11,022	33,498
	Collins Stewart P.L.C.	7,841	5,530
	Compass Group P.L.C.	24,559	114,201
	Cookson Group P.L.C.	1,890	6,118
	Croda International P.L.C.	1,405	11,600
*	CSR P.L.C.	2,830	9,438
	Daily Mail & General Trust P.L.C. Series A	4,069	19,161
	Dairy Crest Group P.L.C.	2,589	12,935
*	Dana Petroleum P.L.C.	2,138	34,395
	Davis Service Group P.L.C.	4,657	16,578
	De La Rue P.L.C.	1,754	25,303
	Dignity P.L.C.	672	6,447
	Dimension Data Holdings P.L.C.	17,382	8,350

35

	Domino Printing Sciences P.L.C.	2,941	9,462
	Drax Group P.L.C.	4,837	44,947
	DS Smith P.L.C.	10,291	11,040
	DSG International P.L.C.	49,297	25,664
	DTZ Holdings P.L.C.	2,791	2,528
*	easyJet P.L.C.	1,150	5,737
	Enterprise Inns P.L.C.	11,823	18,618
	Evolution Group P.L.C.	5,744	7,674
	Experian P.L.C.	10,890	60,058
	Fenner P.L.C.	3,512	5,792
	Filtrona P.L.C.	4,670	9,381
	Findel P.L.C.	1,414	1,400
	Firstgroup P.L.C.	1,786	11,786
	Forth Ports P.L.C.	318	5,030
	Friends Provident P.L.C.	68,137	78,132
	G4S P.L.C.	31,351	94,953
	Galiform P.L.C.	7,492	2,708
	Game Group P.L.C.	10,090	21,165
	GKN P.L.C.	19,127	36,676
	Go-Ahead Group P.L.C.	487	10,666
	Greggs P.L.C.	149	7,829
	Halfords Group P.L.C.	4,424	15,787
	Halma P.L.C.	10,974	29,018
	Hays P.L.C.	7,814	8,578
	HBOS P.L.C.	6,263	10,255
	Helical Bar P.L.C.	3,459	16,630
	Helphire P.L.C.	2,631	4,472
	Henderson Group P.L.C.	12,095	10,345
	Hiscox, Ltd.	10,981	43,512
	Home Retail Group P.L.C.	5,486	17,485
	Homeserve P.L.C.	565	11,601
	HSBC Holdings P.L.C. Sponsored ADR	15,600	920,400
	Hunting P.L.C.	2,655	18,385
	Huntsworth P.L.C.	9,410	5,260
	ICAP P.L.C.	9,292	46,301
	IG Group Holdings P.L.C.	3,367	15,731
	IMI P.L.C.	7,064	31,394
	Informa P.L.C.	4,467	15,134
	Inmarsat P.L.C.	3,198	21,804
	Innovation Group P.L.C.	28,710	2,419
	Intercontinental Hotels Group P.L.C. ADR	1,600	13,776
	Intermediate Capital Group P.L.C.	2,842	44,305
	International Personal Finance P.L.C.	11,639	26,332
	International Power P.L.C.	44,274	158,390
	Interserve P.L.C.	2,216	6,619
	Intertek Group P.L.C.	2,205	26,114
*	Invensys P.L.C.	5,798	14,539
	Investec P.L.C.	2,932	11,135
*	IP Group P.L.C.	4,973	5,332
	ITV P.L.C.	41,230	19,913
	Jardine Lloyd Thompson Group P.L.C.	2,600	18,546
	JJB Sports P.L.C.	5,642	2,691

36

	JKX Oil and Gas P.L.C.	3,242	7,951
	John Wood Group P.L.C.	5,060	19,558
	Johnson Matthey P.L.C.	859	12,929
	Johnston Press P.L.C.	9,724	3,885
	Kazakhmys P.L.C.	2,728	12,790
	Kcom Group P.L.C.	13,914	4,048
	Keller Group P.L.C.	1,423	11,969
	Kesa Electricals P.L.C.	3,132	4,022
	Kingfisher P.L.C.	69,403	128,100
	Laird P.L.C.	4,593	12,062
	Legal and General Group P.L.C.	91,449	105,175
	Lloyds TSB Group P.L.C. Sponsored ADR	1,200	15,168
	Logica P.L.C.	27,824	30,975
	London Stock Exchange Group P.L.C.	1,107	10,043
	Lonmin P.L.C.	640	11,936
	Low & Bonar P.L.C.	7,100	5,575
	Man Group P.L.C.	6,662	38,463
	Marks & Spencer Group P.L.C.	12,946	45,896
	Marshalls P.L.C.	2,962	4,677
	Mcbride P.L.C.	5,164	10,467
	Meggitt P.L.C.	17,826	39,052
	Melrose P.L.C.	5,249	7,545
	Michael Page International P.L.C.	4,900	15,872
	Millennium and Copthorne Hotels P.L.C.	3,962	13,504
	Misys P.L.C.	5,545	9,929
	Mitie Group P.L.C.	7,518	22,844
	Morgan Crucible Co. P.L.C.	3,198	5,530
	Morgan Sindall P.L.C.	778	6,302
	N Brown Group P.L.C.	2,652	9,425
	National Express Group P.L.C.	3,215	29,616
	National Grid P.L.C. Sponsored ADR	1,200	68,664
	Next P.L.C.	2,196	37,325
	Northern Foods P.L.C.	9,001	7,042
	Northgate P.L.C.	1,850	3,807
	Northumbrian Water Group P.L.C.	6,594	33,137
	Novae Group P.L.C.	2,639	11,533
	Old Mutual P.L.C.	41,284	33,431
	Pearson P.L.C. Sponsored ADR	12,900	130,548
	Pennon Group P.L.C.	3,850	33,317
	Persimmon P.L.C.	6,696	32,417
	Phoenix IT Group, Ltd.	1,920	4,911
	Premier Foods P.L.C.	12,994	5,762
*	Premier Oil P.L.C.	819	9,818
	Provident Financial P.L.C.	1,379	17,579
	Prudential P.L.C.	14,992	75,310
	Prudential P.L.C. ADR	6,900	71,553
	Psion P.L.C.	4,455	5,455
	Punch Taverns P.L.C.	7,220	18,165
	Qinetiq P.L.C.	2,589	7,116
	Quintain Estates & Development P.L.C.	3,502	4,782
	Rathbone Brothers P.L.C.	754	9,769
	Reed Elsevier P.L.C. ADR	1,125	39,780

37

*	Regus P.L.C.	13,221	9,947
	Renishaw P.L.C.	2,587	22,099
	Rentokil Initial P.L.C.	20,074	14,590
	Rexam P.L.C.	10,239	61,698
	Rio Tinto P.L.C. Sponsored ADR	500	92,935
	Robert Wiseman Dairies P.L.C.	1,693	10,538
*	Rolls-Royce Group P.L.C.	20,960	110,897
*	Rolls-Royce Group P.L.C. Series C	1,198,912	1,929
	Rotork P.L.C.	944	11,312
	Royal Bank of Scotland Group P.L.C.	31,387	34,573
	Royal Dutch Shell P.L.C. ADR	19,700	1,089,213
	RPS Group P.L.C.	5,472	13,026
	RSA Insurance Group P.L.C.	32,378	72,003
	Sage Group P.L.C.	15,888	44,479
	Savills P.L.C.	4,011	14,821
	Schroders P.L.C.	1,838	23,563
	Schroders P.L.C. Non-Voting	871	9,269
	Scottish & Southern Energy P.L.C.	3,532	69,233
*	SDL P.L.C.	2,030	7,959
	Senior P.L.C.	9,084	8,336
	Serco Group P.L.C.	7,105	42,371
	Severfield-Rowen P.L.C.	1,606	3,969
	Severn Trent P.L.C.	1,705	37,686
	Shanks Group P.L.C.	8,224	16,622
	SIG P.L.C.	3,444	13,509
	Signet Jewelers, Ltd. ADR	2,250	22,905
*	Soco International P.L.C.	876	20,181
	Spectris P.L.C.	2,815	22,595
	Speedy Hire P.L.C.	1,158	4,465
	Spirax-Sarco Engineering P.L.C.	1,500	19,466
	Spirent Communications P.L.C.	47,046	41,156
	ST Modwen Properties P.L.C.	2,368	7,251
	St. Jame’s Place P.L.C.	4,098	12,255
	Stagecoach Group P.L.C.	11,463	34,418
	Standard Chartered P.L.C.	12,002	198,357
	Standard Life P.L.C.	10,192	39,454
	Tate & Lyle P.L.C.	6,215	36,948
	Taylor Wimpey P.L.C.	25,742	4,201
	Tesco P.L.C.	20,783	113,872
	The Berkeley Group Holdings P.L.C.	2,238	26,946
	The Weir Group P.L.C.	4,491	25,230
	Thomas Cook Group P.L.C.	7,986	21,665
	Thomson Reuters P.L.C.	1,469	25,453
	Tomkins P.L.C.	17,697	32,483
	Tomkins P.L.C. Sponsored ADR	2,300	16,928
	Travis Perkins P.L.C.	3,041	14,393
	Trinity Mirror P.L.C.	7,656	4,301
	TT electronics P.L.C.	3,593	2,736
	Tullow Oil P.L.C.	2,938	24,951
*	UK Coal P.L.C.	3,777	5,919
	Ultra Electronics Holdings P.L.C.	795	14,103
	Umeco P.L.C.	1,615	7,012

38

	Unilever P.L.C. Sponsored ADR	3,900	87,984
	United Business Media P.L.C.	5,369	34,937
*	United Utilities Group P.L.C.	1,964	22,177
	Vedanta Resources P.L.C.	544	7,534
	Vodafone Group P.L.C. Sponsored ADR	35,800	689,866
	VT Group P.L.C.	2,055	16,554
	WH Smith P.LC.	4,579	27,530
	Whitbread P.L.C.	5,123	74,251
	William Morrison Supermarkets P.L.C.	34,087	145,140
	Wincanton P.L.C.	2,286	6,542
	Wolseley P.L.C.	4,746	25,973
	Wolseley P.L.C. ADR	2,900	15,573
	WPP Group P.L.C. Sponsored ADR	2,100	63,861
	WSP Group P.L.C.	1,365	6,379
*	Xchanging P.L.C.	2,042	7,273
	Xstrata P.L.C.	4,543	77,705
	Yell Group P.L.C.	12,406	12,312

TOTAL — UNITED KINGDOM			10,761,144

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $930,000 FHLMC 5.50%, 09/15/32, valued at $660,798) to be repurchased at $650,051	$650	650,000

		Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§ @	DFA Short Term Investment Fund LP	6,411,977	6,411,977

		Face
		Amount
		(000)
@	Repurchase Agreemeent, Decutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $5,251,550 FHLMC 5.920%(r), 02/01/37 & GNMA 7.000%, 09/15/36, valued at $2,776,542) to be repurchased at $2,722,157	$2,722	2,722,100

TOTAL SECURITIES LENDING COLLATERAL			9,134,077

TOTAL INVESTMENTS - (100.0%) (Cost $110,514,042)			$65,306,783

See accompanying Notes to Financial Statements.

39

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (88.7%)
Consumer Discretionary — (10.1%)
*	1-800-FLOWERS.COM, Inc.	300	$1,605
*	99 Cents Only Stores	1,200	14,640
*	A.C. Moore Arts & Crafts, Inc.	300	834
	Aaron Rents, Inc.	700	17,353
	Abercrombie & Fitch Co.	500	14,480
#	Advance Auto Parts, Inc.	700	21,840
* #	Aeropostale, Inc.	400	9,684
*	Alloy, Inc.	200	1,004
* #	Amazon.com, Inc.	900	51,516
* #	American Apparel, Inc.	750	4,410
	American Axle & Manufacturing Holdings, Inc.	1,200	4,308
	American Eagle Outfitters, Inc.	2,600	28,912
* #	America’s Car-Mart, Inc.	200	3,266
*	AnnTaylor Stores Corp.	772	9,704
	Arbitron, Inc.	200	6,516
	Arctic Cat, Inc.	300	2,274
	ArvinMeritor, Inc.	700	4,144
*	ATC Technology Corp.	400	8,772
* #	AutoNation, Inc.	1,200	8,244
*	Bally Technologies, Inc.	400	8,860
#	Barnes & Noble, Inc.	700	13,216
	Bassett Furniture Industries, Inc.	100	441
	Beazer Homes USA, Inc.	400	1,268
	Bebe Stores, Inc.	1,400	12,404
*	Bed Bath and Beyond, Inc.	900	23,193
	Belo Corp. Class A	1,800	3,834
#	Best Buy Co., Inc.	1,300	34,853
	Big 5 Sporting Goods Corp.	400	2,512
*	Big Lots, Inc.	1,300	31,759
	Black & Decker Corp.	600	30,372
	Blockbuster, Inc. Class A	1,900	2,888
*	Blockbuster, Inc. Class B	1,100	957
* #	Blue Nile, Inc.	100	3,058
*	Bluegreen Corp.	300	1,455
	Blyth, Inc.	200	1,720
	Books-A-Million, Inc.	300	945
	BorgWarner, Inc.	1,600	35,952
	Brookfield Homes Corp.	300	2,748
	Brown Shoe Company, Inc.	700	7,378
	Brunswick Corp.	1,700	5,899
#	Buckle, Inc.	450	11,853
*	Build-A-Bear-Workshop, Inc.	500	2,600
	Burger King Holdings, Inc.	700	13,916
* #	Cabela’s, Inc.	1,500	11,925

1

	Cablevision Systems New York Group Class A	1,200	21,276
*	Cache, Inc.	200	718
*	California Pizza Kitchen, Inc.	200	1,954
	Callaway Golf Co.	1,100	11,506
*	Capella Education Co.	200	9,480
* #	CarMax, Inc.	3,500	37,170
	Carmike Cinemas, Inc.	400	860
*	Carriage Services, Inc.	200	476
*	Carter’s, Inc.	900	19,116
*	Casual Male Retail Group, Inc.	600	1,140
	Cato Corp. Class A	500	7,760
*	Cavco Industries, Inc.	100	3,403
	CBRL Group, Inc.	200	3,984
	CBS Corp. Class A	200	1,966
	CBS Corp. Class B	6,200	60,202
*	CEC Entertainment, Inc.	100	2,568
	Centex Corp.	300	3,675
*	Champion Enterprises, Inc.	500	935
*	Charlotte Russe Holding, Inc.	500	4,225
*	Charming Shoppes, Inc.	1,600	1,760
*	Cheesecake Factory, Inc.	500	4,400
*	Chico’s FAS, Inc.	2,300	7,820
*	Chipotle Mexican Grill, Inc. Class B	100	4,277
	Christopher & Banks Corp.	600	3,132
	Churchill Downs, Inc.	100	3,798
	Cinemark Holdings, Inc.	1,100	9,119
*	Citi Trends, Inc.	200	3,346
	CKE Restaurants, Inc.	200	1,698
*	Coach, Inc.	700	14,420
*	Coinstar, Inc.	300	7,197
*	Coldwater Creek, Inc.	1,900	6,821
#	Columbia Sportswear Co.	700	25,809
	Comcast Corp. Class A	14,100	222,216
	Comcast Corp. Special Class A Non-Voting	5,500	84,810
* #	Conn’s, Inc.	400	5,420
	Cooper Tire & Rubber Co.	1,000	7,630
* #	Corinthian Colleges, Inc.	500	7,140
*	Cox Radio, Inc.	200	1,090
*	Crown Media Holdings, Inc.	900	2,799
#	D.R. Horton, Inc.	4,100	30,258
	Darden Restaurants, Inc.	300	6,651
*	Deckers Outdoor Corp.	100	8,486
*	dELiA*s, Inc.	900	2,178
	DeVry, Inc.	400	22,676
*	DG FastChannel, Inc.	200	3,542
* #	Dick’s Sporting Goods, Inc.	1,000	15,320
#	Dillards, Inc. Class A	1,200	6,396
*	DISH Network Corp.	1,700	26,758
	Disney (Walt) Co.	9,100	235,690
*	Dollar Tree, Inc.	900	34,218
*	Domino’s Pizza, Inc.	100	595
*	DreamWorks Animation SKG, Inc.	1,600	44,960
* #	Drew Industries, Inc.	200	2,420
*	drugstore.com, Inc.	900	1,602
* #	DSW, Inc.	200	2,586

2

	E.W. Scripps Co.	866	4,027
#	Eastman Kodak Co.	3,450	31,671
*	Eddie Bauer Holdings, Inc.	400	1,372
*	Einstein Noah Restaurant Group, Inc.	300	2,406
	Emmis Communications Corp. Class A	1,000	650
	Ethan Allen Interiors, Inc.	200	3,578
	Family Dollar Stores, Inc.	600	16,146
	Finish Line, Inc. Class A	1,000	9,570
	Fisher Communications, Inc.	400	14,760
	Foot Locker, Inc.	2,500	36,550
* #	Ford Motor Co.	12,900	28,251
*	Fossil, Inc.	200	3,630
*	Franklin Covey Co.	400	2,040
	Fred’s, Inc.	700	8,575
*	Fuel Systems Solutions, Inc.	200	5,690
	Furniture Brands International, Inc.	400	2,276
*	GameStop Corp. Class A	900	24,651
*	Gander Mountain Co.	500	1,015
#	Gannett Co., Inc.	1,200	13,200
#	Gap, Inc.	3,100	40,114
*	Gaylord Entertainment Co.	200	4,282
*	Genesco, Inc.	600	14,886
*	Gentek, Inc.	200	3,600
#	Gentex Corp.	1,800	17,262
	Genuine Parts Co.	1,200	47,220
*	G-III Apparel Group, Ltd.	200	2,762
*	Goodyear Tire & Rubber Co.	2,500	22,300
	Group 1 Automotive, Inc.	400	4,020
*	GSI Commerce, Inc.	400	4,140
	Guess?, Inc.	800	17,416
* #	Gymboree Corp.	300	7,758
	H&R Block, Inc.	700	13,804
* #	Hanesbrands, Inc.	400	6,988
	Harley-Davidson, Inc.	2,250	55,080
	Harman International Industries, Inc.	400	7,348
	Harte-Hanks, Inc.	700	4,914
	Hasbro, Inc.	900	26,163
	Haverty Furniture Co., Inc.	300	2,952
*	Hawk Corp.	200	2,890
*	Hayes Lemmerz International, Inc.	1,000	1,330
#	Hearst-Argyle Television, Inc.	1,100	16,478
*	Heelys, Inc.	400	1,404
*	Helen of Troy, Ltd.	700	12,593
*	Hibbett Sporting Goods, Inc.	200	3,562
	Home Depot, Inc.	5,200	122,668
*	Hot Topic, Inc.	800	5,184
*	Hovnanian Enterprises, Inc. Class A	700	3,003
*	HSN, Inc.	380	2,337
*	Iconix Brand Group, Inc.	700	7,623
	Interactive Data Corp.	1,600	37,728
	Interface, Inc. Class A	2,000	14,100
*	Interpublic Group of Companies, Inc.	7,000	36,330
*	Interstate Hotels & Resorts, Inc.	300	294
*	Interval Leisure Group, Inc.	380	2,759
*	iRobot Corp.	300	3,096

3

*	J. Crew Group, Inc.	200	4,050
	J.C. Penney Co., Inc.	3,700	88,504
*	Jack in the Box, Inc.	400	8,040
*	JAKKS Pacific, Inc.	200	4,474
*	Jarden Corp.	500	8,900
*	Jo-Ann Stores, Inc.	400	7,664
	Johnson Controls, Inc.	2,800	49,644
	Jones Apparel Group, Inc.	900	9,999
* #	Jos. A. Bank Clothiers, Inc.	400	10,188
	Journal Communications, Inc. Class A	600	1,500
#	KB HOME	1,500	25,035
	Kimball International, Inc. Class B	600	4,470
*	Knology, Inc.	500	2,420
* #	Kohl’s Corp.	1,500	52,695
*	Krispy Kreme Doughnuts, Inc.	900	2,484
	K-Swiss, Inc. Class A	200	3,026
*	Lakes Entertainment, Inc.	500	2,150
*	Lamar Advertising Co.	1,000	15,170
	La-Z-Boy, Inc.	900	5,202
*	LeapFrog Enterprises, Inc.	300	2,025
*	Lear Corp.	700	1,407
	Leggett & Platt, Inc.	3,000	52,080
	Lennar Corp. Class A	1,300	10,062
*	Liberty Global, Inc. Class A	2,000	32,980
*	Liberty Global, Inc. Series C	1,900	30,704
*	Liberty Media Corp. - Entertainment Class A	2,700	43,470
*	Liberty Media Holding Corp. Capital Class A	2,000	13,620
*	Liberty Media Holding Corp. Interactive Class A	2,800	13,664
#	Limited Brands, Inc.	3,000	35,940
*	Lincoln Educational Services	100	1,446
*	Live Nation, Inc.	1,400	15,750
	Liz Claiborne, Inc.	1,800	14,670
* #	LKQ Corp.	2,800	32,032
#	Lowe’s Companies, Inc.	4,400	95,480
*	Luby’s, Inc.	300	1,452
	M/I Homes, Inc.	200	2,722
	Macy’s, Inc.	2,900	35,641
	Marine Products Corp.	300	1,857
	Marriott International, Inc. Class A	800	16,696
* #	Martha Stewart Living Omnimedia, Inc.	300	1,569
* #	Marvel Entertainment, Inc.	700	22,533
	Mattel, Inc.	3,900	58,578
	Matthews International Corp. Class A	200	8,926
	McDonald’s Corp.	3,700	214,341
	McGraw-Hill Companies, Inc.	2,600	69,784
	MDC Holdings, Inc.	700	23,541
#	Media General, Inc. Class A	600	4,578
*	Mediacom Communications Corp.	400	1,776
#	Meredith Corp.	800	15,496
*	Meritage Homes Corp.	500	6,865
	Modine Manufacturing Co.	900	6,660
* #	Mohawk Industries, Inc.	1,000	48,380
	Monro Muffler Brake, Inc.	237	5,103
*	Morgans Hotel Group	200	952
* #	Morningstar, Inc.	600	22,464

4

	Movado Group, Inc.	200	3,042
	National CineMedia, Inc.	200	1,620
	Nautilus Group, Inc.	400	976
*	Netflix, Inc.	1,000	24,760
	New Frontier Media, Inc.	500	960
*	New York & Co., Inc.	900	2,538
	Newell Rubbermaid, Inc.	1,200	16,500
	News Corp. Class A	6,100	64,904
	News Corp. Class B	2,800	29,736
#	NIKE, Inc. Class B	2,400	138,312
	Nordstrom, Inc.	600	10,854
	Nutri/System, Inc.	400	5,660
*	Office Depot, Inc.	4,400	15,840
	OfficeMax, Inc.	300	2,415
	Omnicom Group, Inc.	700	20,678
	Orleans Homebuilders, Inc.	300	921
*	O’Reilly Automotive, Inc.	700	18,977
*	Outdoor Channel Holdings, Inc.	300	2,400
*	Overstock.com, Inc.	200	2,482
	Oxford Industries, Inc.	200	2,694
*	P.F. Chang’s China Bistro, Inc.	200	4,092
*	Pacific Sunwear of California, Inc.	900	3,078
*	Palm Harbor Homes, Inc.	300	2,580
*	Panera Bread Co.	300	13,536
*	Papa John’s International, Inc.	100	2,256
*	PC Mall, Inc.	200	896
	Pennichuck Corp.	100	2,141
#	Penske Automotive Group, Inc.	1,300	10,647
*	PetMed Express, Inc.	300	5,298
	PetSmart, Inc.	900	17,721
#	Phillips-Van Heusen Corp.	400	9,804
*	Playboy Enterprises, Inc. Class B	300	741
	Polaris Industries, Inc.	100	3,367
	Polo Ralph Lauren Corp.	300	14,151
	Pool Corp.	800	13,928
* #	Priceline.com, Inc.	300	15,789
	PRIMEDIA, Inc.	400	500
*	Princeton Review, Inc.	300	1,671
	Pulte Homes, Inc.	3,400	37,876
*	Quiksilver, Inc.	1,600	4,144
	RadioShack Corp.	2,100	26,586
*	RC2 Corp.	200	2,540
	RCN Corp.	500	3,225
	Regis Corp.	300	3,711
*	Rent-A-Center, Inc.	900	13,140
*	Rentrak Corp.	200	2,270
*	Retail Ventures, Inc.	400	824
	Ross Stores, Inc.	700	22,883
#	Royal Caribbean Cruises, Ltd.	1,700	23,052
#	Ryland Group, Inc.	600	11,274
*	Saga Communications, Inc. Class A	400	2,140
*	Sally Beauty Holdings, Inc.	1,800	9,144
	Sauer-Danfoss, Inc.	400	4,100
	Scripps Networks Interactive	600	17,040
* #	Sears Holdings Corp.	700	40,418

5

	Service Corp. International	2,400	16,560
	Shiloh Industries, Inc.	200	1,002
*	Shoe Carnival, Inc.	200	2,802
*	Shuffle Master, Inc.	600	2,316
* #	Shutterfly, Inc.	400	3,052
	Sinclair Broadcast Group, Inc. Class A	1,000	3,230
*	Skechers U.S.A., Inc. Class A	600	8,148
	Skyline Corp.	100	2,162
	Snap-On, Inc.	1,400	51,730
* #	Sonic Corp.	400	4,280
#	Spartan Motors, Inc.	300	1,377
	Speedway Motorsports, Inc.	200	3,190
	Sport Supply Group, Inc.	200	1,606
	Stage Stores, Inc.	300	2,313
*	Stamps.com, Inc.	300	2,928
	Standard Pacific Corp.	2,000	5,700
	Stanley Furniture, Inc.	200	1,968
	Staples, Inc.	5,500	106,865
*	Starbucks Corp.	1,700	22,321
#	Starwood Hotels & Resorts Worldwide, Inc.	300	6,762
	Stein Mart, Inc.	500	1,075
*	Steven Madden, Ltd.	200	4,356
	Stewart Enterprises, Inc.	700	3,619
*	Stoneridge, Inc.	400	2,276
	Sturm Ruger & Co., Inc.	300	2,145
	Superior Industries International, Inc.	500	7,150
	Systemax, Inc.	500	7,080
#	Talbots, Inc.	1,000	9,810
	Target Corp.	2,800	112,336
	Tempur-Pedic International, Inc.	200	1,562
*	Tenneco Automotive, Inc.	400	1,964
*	Texas Roadhouse, Inc.	600	4,212
*	The Children’s Place Retail Stores, Inc.	400	13,372
*	The DIRECTV Group, Inc.	4,152	90,887
*	The Dress Barn, Inc.	900	8,604
	The Marcus Corp.	200	2,806
	The Men’s Wearhouse, Inc.	1,100	16,819
#	The New York Times Co. Class A	4,700	47,000
	The Pep Boys - Manny, Moe & Jack	1,100	5,302
#	The Stanley Works	1,100	36,014
*	The Steak n Shake Co.	300	1,545
	The TJX Companies, Inc.	700	18,732
*	The Wet Seal, Inc. Class A	900	2,646
*	thinkorswim Group, Inc.	100	800
	Thor Industries, Inc.	900	16,110
*	Ticketmaster	380	3,678
#	Tiffany & Co.	1,000	27,450
*	Timberland Co. Class A	1,300	15,730
	Time Warner, Inc.	24,400	246,196
*	TiVo, Inc.	300	2,061
*	Toll Brothers, Inc.	800	18,496
*	Tractor Supply Co.	600	24,936
*	True Religion Apparel, Inc.	200	3,350
*	TRW Automotive Holdings Corp.	600	3,792
*	Tuesday Morning Corp.	400	896

6

	Tupperware Corp.	650	16,445
*	Tween Brands, Inc.	300	2,556
	Tyco Electronics, Ltd.	3,300	64,152
*	Unifi, Inc.	600	2,880
	Unifirst Corp.	400	13,052
*	Universal Technical Institute, Inc.	200	3,300
* #	Urban Outfitters, Inc.	900	19,566
	V.F. Corp.	400	22,040
* #	Vail Resorts, Inc.	400	13,304
*	Valassis Communications, Inc.	1,500	6,660
*	ValueVision Media, Inc. Class A	500	345
* #	Viacom, Inc. Class A	100	2,145
*	Viacom, Inc. Class B	2,500	50,550
	Visteon Corp.	1,500	1,035
* #	Volcom, Inc.	200	2,586
	WABCO Holdings, Inc.	700	12,859
*	Warnaco Group, Inc.	700	20,867
	Warner Music Group Corp.	1,200	4,968
*	Wendy’s/Arby’s Group, Inc.	725	2,624
*	West Marine, Inc.	400	2,532
#	Whirlpool Corp.	1,100	51,315
	Wiley (John) & Sons, Inc. Class A	500	17,390
#	Williams-Sonoma, Inc.	1,600	13,248
	Winnebago Industries, Inc.	300	1,782
*	WMS Industries, Inc.	300	7,500
	Wolverine World Wide, Inc.	500	11,750
#	World Wrestling Entertainment, Inc.	400	5,696
*	WPT Enterprises, Inc.	239	91
	Wyndham Worldwide Corp.	700	5,733
	Yum! Brands, Inc.	700	20,307
*	Zale Corp.	300	5,118
*	Zumiez, Inc.	300	2,928
Total Consumer Discretionary			5,733,544

Consumer Staples — (8.6%)
	Alberto-Culver Co.	500	12,865
	Altria Group, Inc.	6,500	124,735
	Andersons, Inc.	100	2,663
#	Anheuser-Busch Companies, Inc.	2,600	161,278
	Avon Products, Inc.	2,000	49,660
	B&G Foods, Inc.	400	1,492
* #	Bare Escentuals, Inc.	620	2,592
* #	BJ’s Wholesale Club, Inc.	500	17,600
	Brown-Forman Corp. Class B	375	17,025
	Calavo Growers, Inc.	200	2,030
#	Cal-Maine Foods, Inc.	100	2,939
	Casey’s General Stores, Inc.	400	12,080
*	Central European Distribution Corp.	300	8,637
* #	Chattem, Inc.	100	7,567
	Chiquita Brands International, Inc.	1,200	16,380
	Church & Dwight Co., Inc.	700	41,363
	Clorox Co.	1,000	60,810
	Coca-Cola Co.	10,500	462,630
	Coca-Cola Enterprises, Inc.	4,300	43,215
	Colgate-Palmolive Co.	3,000	188,280

7

*	Collective Brands, Inc.	1,100	14,069
*	Constellation Brands, Inc. Class A	1,200	15,048
	Corn Products International, Inc.	600	14,592
*	Darling International, Inc.	400	3,016
*	Dean Foods Co.	1,300	28,418
	Diamond Foods, Inc.	200	5,846
*	Elizabeth Arden, Inc.	200	3,458
	Estee Lauder Companies, Inc.	1,000	36,040
	Farmer Brothers Co.	100	2,400
#	Flowers Foods, Inc.	1,500	44,475
	General Mills, Inc.	2,500	169,350
#	Great Atlantic & Pacific Tea, Inc.	300	2,481
* #	Green Mountain Coffee, Inc.	300	8,697
*	Hain Celestial Group, Inc.	900	20,916
	Heinz (H.J.) Co.	1,800	78,876
	Hormel Foods Corp.	1,000	28,260
	Imperial Sugar Co.	100	1,184
	Ingles Market, Inc. Class A	100	1,866
	Inter Parfums, Inc.	350	4,081
	J & J Snack Foods Corp.	100	3,136
	J.M. Smucker Co.	1,400	62,384
	Kellogg Co.	2,200	110,924
	Kimberly-Clark Corp.	1,500	91,935
	Kraft Foods, Inc.	8,400	244,776
	Lancaster Colony Corp.	300	9,462
	Lance, Inc.	200	4,138
	Lorillard, Inc.	600	39,516
*	Maui Land & Pineapple Co., Inc.	100	1,550
	McCormick & Co., Inc.	500	16,830
*	Medifast, Inc.	300	1,620
	Molson Coors Brewing Co.	1,300	48,568
*	National Beverage Corp.	300	2,748
*	NBTY, Inc.	500	11,685
	Nu Skin Enterprises, Inc. Class A	400	5,156
*	Omega Protein Corp.	300	2,214
*	Pantry, Inc.	100	2,202
*	Parlux Fragrances, Inc.	400	1,292
*	Peet’s Coffee & Tea, Inc.	100	2,246
	PepsiCo, Inc.	5,700	324,957
	Philip Morris International, Inc.	7,500	326,025
*	Prestige Brands Holdings, Inc.	300	2,073
	PriceSmart, Inc.	200	2,980
	Procter & Gamble Co.	13,400	864,836
	Ralcorp Holdings, Inc.	100	6,768
*	Revlon, Inc.	650	7,728
	Reynolds American, Inc.	1,200	58,752
	Ruddick Corp.	300	8,592
	Safeway, Inc.	3,200	68,064
	Sanderson Farms, Inc.	100	3,122
	Sara Lee Corp.	2,000	22,360
*	Smart Balance, Inc.	1,000	7,160
* #	Smithfield Foods, Inc.	2,500	26,300
	Spartan Stores, Inc.	100	2,699
*	Star Scientific, Inc.	600	1,908
	SUPERVALU, Inc.	1,100	15,664

8

	Sysco Corp.	2,200	57,640
	The Hershey Co.	1,300	48,412
	The Kroger Co.	3,100	85,126
*	TreeHouse Foods, Inc.	400	12,104
* #	United Natural Foods, Inc.	600	13,404
	Universal Corp.	300	11,877
#	Walgreen Co.	2,100	53,466
	Wal-Mart Stores, Inc.	8,000	446,480
	WD-40 Co.	100	2,910
	Weis Markets, Inc.	100	3,244
#	Whole Foods Market, Inc.	500	5,360
*	Winn-Dixie Stores, Inc.	400	6,008
Total Consumer Staples			4,877,315

Energy — (8.8%)
*	Abraxas Petroleum Corp.	700	1,540
*	Allis-Chalmers Energy, Inc.	900	6,084
	Alon USA Energy, Inc.	1,000	8,820
	Anadarko Petroleum Corp.	2,400	84,720
	Apache Corp.	2,000	164,660
#	Arch Coal, Inc.	700	14,987
*	Arena Resources, Inc.	700	21,336
	Atlas America, Inc.	500	11,455
*	ATP Oil & Gas Corp.	300	3,612
*	Atwood Oceanics, Inc.	500	13,740
#	Baker Hughes, Inc.	1,700	59,415
*	Basic Energy Services, Inc.	700	9,576
	Berry Petroleum Corp. Class A	400	9,320
*	Bill Barret Corp.	1,000	20,400
	BJ Services Co.	2,900	37,265
*	Boots & Coots International Well Control, Inc.	600	1,032
* #	BPZ Resources, Inc.	500	4,950
*	Brigham Exploration Co.	900	7,056
* #	Bristow Group, Inc.	300	7,431
	Cabot Oil & Gas Corp.	800	22,456
*	Cal Dive International, Inc.	1,500	12,765
*	Callon Petroleum Co.	400	4,128
* #	Cameron International Corp.	400	9,704
	CARBO Ceramics, Inc.	500	21,635
*	Carrizo Oil & Gas, Inc.	300	7,017
	Chesapeake Energy Corp.	3,000	65,910
	Chevron Corp.	14,500	1,081,700
	Cimarex Energy Co.	900	36,414
*	Clayton Williams Energy, Inc.	300	14,529
*	CNX Gas Corp.	700	17,703
*	Complete Production Services, Inc.	1,000	12,390
*	Comstock Resources, Inc.	800	39,536
	ConocoPhillips	4,900	254,898
	CONSOL Energy, Inc.	400	12,556
*	Contango Oil & Gas Co.	100	5,500
*	CREDO Petroleum Corp.	200	1,750
	Crosstex Energy, Inc.	200	2,042
*	Crusader Energy Group, Inc.	900	1,800
*	Dawson Geophysical Co.	100	2,453
* #	Delta Petroleum Corp.	1,300	12,220

9

*	Denbury Resources, Inc.	1,400	17,794
	Devon Energy Corp.	2,900	234,494
#	Diamond Offshore Drilling, Inc.	600	53,280
*	Dresser-Rand Group, Inc.	2,100	47,040
*	Dril-Quip, Inc.	300	7,410
*	Encore Acquisition Co.	1,800	56,070
*	Energy Partners, Ltd.	300	1,296
#	ENSCO International, Inc.	1,800	68,418
	EOG Resources, Inc.	1,300	105,196
*	Evolution Petroleum Corp.	400	652
*	EXCO Resources, Inc.	1,600	14,704
*	FMC Technologies, Inc.	900	31,491
*	Forest Oil Corp.	900	26,289
	Foundation Coal Holdings, Inc.	400	8,304
*	Gasco Energy, Inc.	800	640
*	Geokinetics, Inc.	200	1,140
*	Geomet, Inc.	300	885
*	GeoResources, Inc.	200	2,988
* #	GMX Resources, Inc.	200	7,550
*	Goodrich Petroleum Corp.	400	11,104
*	Grey Wolf, Inc.	2,900	18,618
	Gulf Island Fabrication, Inc.	200	3,942
*	Gulfmark Offshore, Inc.	500	18,500
*	Gulfport Energy Corp.	600	4,230
#	Halliburton Co.	3,900	77,181
*	Harvest Natural Resources, Inc.	500	4,245
* #	Helix Energy Solutions Group, Inc.	1,200	12,672
	Helmerich & Payne, Inc.	1,400	48,034
*	Hercules Offshore, Inc.	500	3,645
*	HKN, Inc.	200	1,044
	Holly Corp.	200	3,926
*	Hornbeck Offshore Services, Inc.	500	11,900
* #	International Coal Group, Inc.	1,500	7,020
*	James River Coal Co.	200	3,844
*	Key Energy Group, Inc.	1,500	9,300
*	Kodiak Oil & Gas Corp.	600	450
	Lufkin Industries, Inc.	200	10,464
	Marathon Oil Corp.	7,100	206,610
*	Mariner Energy, Inc.	1,000	14,390
	Massey Energy Co.	400	9,236
*	Matrix Service Co.	300	3,675
*	McMoran Exploration Co.	400	5,676
*	Meridian Resource Corp.	900	1,071
*	Mitcham Industries, Inc.	200	1,092
	Murphy Oil Corp.	1,100	55,704
*	NATCO Group, Inc. Class A	100	2,114
*	National Coal Corp.	300	1,287
* #	National-Oilwell, Inc.	1,900	56,791
*	Natural Gas Services Group	200	2,650
*	Newfield Exploration Co.	1,600	36,768
*	Newpark Resources, Inc.	1,700	9,775
#	Noble Corp.	900	28,989
	Noble Energy, Inc.	1,800	93,276
*	Northern Oil & Gas, Inc.	300	1,635
	Occidental Petroleum Corp.	3,100	172,174

10

*	Oceaneering International, Inc.	700	19,719
*	Oil States International, Inc.	800	18,504
*	OMNI Energy Services Corp.	400	900
	Overseas Shipholding Group, Inc.	600	22,548
* #	Pacific Ethanol, Inc.	400	360
*	Parallel Petroleum Corp.	400	1,604
*	Parker Drilling Co.	3,000	15,360
	Patterson-UTI Energy, Inc.	1,800	23,886
	Peabody Energy Corp.	600	20,706
	Penn Virginia Corp.	950	35,311
*	Petrohawk Energy Corp.	1,800	34,110
*	Petroleum Development Corp.	300	6,213
*	PetroQuest Energy, Inc.	500	4,975
*	PHI, Inc. Non-Voting	200	4,196
*	Pioneer Drilling Co.	1,100	8,514
	Pioneer Natural Resources Co.	1,400	38,962
*	Plains Exploration & Production Co.	400	11,280
*	Pride International, Inc.	1,400	26,306
*	Quest Resource Corp.	300	127
* #	Quicksilver Resources, Inc.	600	6,282
	Range Resources Corp.	700	29,554
	Rowan Companies, Inc.	800	14,512
#	RPC, Inc.	1,100	11,649
#	Schlumberger, Ltd.	4,600	237,590
*	SEACOR Holdings, Inc.	600	40,302
#	Smith International, Inc.	401	13,826
*	Southwestern Energy Co.	2,000	71,240
	Spectra Energy Corp.	2,900	56,057
	St. Mary Land & Exploration Co.	1,100	27,379
*	Stone Energy Corp.	300	9,102
* #	SulphCo, Inc.	900	1,800
*	Superior Energy Services, Inc.	800	17,056
*	Superior Well Services, Inc.	600	10,050
*	Swift Energy Corp.	500	16,040
*	T-3 Energy Services, Inc.	100	2,411
*	Teton Energy Corp.	300	453
*	TETRA Technologies, Inc.	1,100	7,656
*	TGC Industries, Inc.	300	675
#	The Williams Companies, Inc.	1,900	39,843
	Tidewater, Inc.	800	34,888
*	Toreador Resources Corp.	300	2,220
* #	Trico Marine Services, Inc.	200	1,800
*	Tri-Valley Corp.	300	1,425
*	TXCO Resources, Inc.	400	2,096
*	Union Drilling, Inc.	300	1,644
*	Unit Corp.	700	26,278
#	USEC, Inc.	1,800	7,434
*	VAALCO Energy, Inc.	700	3,710
*	Venoco, Inc.	600	2,538
	W&T Offshore, Inc.	500	9,585
*	Warren Resources, Inc.	1,100	5,819
* #	Weatherford International, Ltd.	2,500	42,200
*	Westmoreland Coal Co.	200	1,970
*	Whiting Petroleum Corp.	700	36,393
	World Fuel Services Corp.	800	17,144

11

	XTO Energy, Inc.	2,500	89,875
Total Energy			4,959,255

Financials — (14.0%)
	21st Century Holding Co.	200	1,084
	Abington Bancorp, Inc.	200	2,070
	Advance America, Cash Advance Centers, Inc.	300	804
	Advanta Corp. Class A	300	711
	Advanta Corp. Class B	400	1,808
* #	Affiliated Managers Group, Inc.	400	18,552
	AFLAC, Inc.	1,600	70,848
*	Allegheny Corp.	102	28,764
	Allstate Corp.	4,200	110,838
*	Alphatec Holdings, Inc.	500	1,965
	AMBAC Financial Group, Inc.	6,500	17,420
	Amcore Financial, Inc.	102	474
	American Bancorp of New Jersey, Inc.	200	1,800
#	American Capital, Ltd.	2,000	28,100
	American Equity Investment Life Holding Co.	1,100	4,972
	American Financial Group, Inc.	2,400	54,552
* #	AmeriCredit Corp.	2,100	12,306
	Ameriprise Financial, Inc.	400	8,640
*	Amerisafe, Inc.	500	8,620
	AmTrust Financial Services, Inc.	900	8,838
	AON Corp.	1,500	63,450
*	Argo Group International Holdings, Ltd.	700	22,330
	Arrow Financial Corp.	200	5,198
	Asset Acceptance Capital Corp.	500	4,055
	Associated Banc-Corp.	800	17,648
	Assurant, Inc.	1,100	28,028
	Astoria Financial Corp.	900	17,118
	Atlantic Coast Federal Corp.	300	1,953
	BancFirst Corp.	100	5,040
	BancorpSouth, Inc.	500	12,135
	BancTrust Financial Group, Inc.	200	2,492
	Bank Mutual Corp.	400	4,612
	Bank of America Corp.	29,600	715,432
*	Bank of Florida Corp.	200	1,220
	Bank of Granite Corp.	300	1,155
	Bank of Hawaii Corp.	200	10,142
	Bank of New York Mellon Corp.	5,200	169,520
	Bank of the Ozarks, Inc.	100	3,040
	BankAtlantic Bancorp, Inc.	140	864
	BankFinancial Corp.	200	2,438
	BGC Partners, Inc. Class A	200	818
#	BlackRock, Inc.	200	26,268
	Boston Private Financial Holdings, Inc.	500	4,420
*	Broadpoint Securities Group, Inc.	1,100	3,245
	Brookline Bancorp, Inc.	400	4,680
	Brown & Brown, Inc.	1,700	34,884
	Cadence Financial Corp.	200	1,500
	Capital City Bank Group, Inc.	200	5,600
	Capital One Financial Corp.	2,400	93,888
	Capitol Federal Financial	200	9,302
	Cardinal Financial Corp.	300	1,872

12

	Cash America International, Inc.	500	17,685
	Cathay General Bancorp	600	14,688
* #	CB Richard Ellis Group, Inc.	2,400	16,824
	Center Bancorp, Inc.	100	1,020
	Center Financial Corp.	200	2,060
	Central Pacific Financial Corp.	200	3,120
	Chemical Financial Corp.	100	2,627
	Chubb Corp.	800	41,456
	Cincinnati Financial Corp.	1,000	25,990
#	Citigroup, Inc.	41,000	559,650
#	Citizens Republic Bancorp, Inc.	600	1,770
* #	Citizens, Inc.	700	5,943
	City Holding Co.	100	4,184
	City National Corp.	600	32,118
	Clifton Savings Bancorp, Inc.	200	2,180
	CNA Financial Corp.	3,000	46,680
*	CNA Surety Corp.	1,100	15,235
	CoBiz Financial, Inc.	200	2,328
#	Cohen & Steers, Inc.	400	7,268
	Columbia Banking System, Inc.	100	1,592
	Comerica, Inc.	700	19,313
	Community Bank System, Inc.	300	7,485
	Community Trust Bancorp, Inc.	100	3,338
	Compass Diversified Holdings	500	6,100
* #	CompuCredit Corp.	700	1,806
*	Conseco, Inc.	2,600	4,836
*	Core-Mark Holding Co., Inc.	200	3,954
#	Corus Bankshares, Inc.	200	440
*	Cowen Group, Inc.	300	2,121
	CVB Financial Corp.	400	5,064
	Delphi Financial Group, Inc. Class A	700	11,025
	Dime Community Bancshares	200	3,340
	Discover Financial Services	5,400	66,150
*	Dollar Financial Corp.	200	2,326
	Donegal Group, Inc. Class A	300	4,914
*	E*TRADE Financial Corp.	6,800	12,376
	Eastern Insurance Holdings, Inc.	200	1,878
*	eHealth, Inc.	200	2,544
	Employers Holdings, Inc.	600	7,656
*	Encore Capital Group, Inc.	400	3,744
	Enterprise Financial Services Corp.	100	1,855
	Erie Indemnity Co.	400	14,876
	ESSA Bancorp, Inc.	200	2,772
	Evercore Partners, Inc. Class A	200	2,434
*	ExlService Holdings, Inc.	100	730
	F.N.B. Corp.	500	6,550
	FBL Financial Group, Inc. Class A	200	3,492
*	FCStone Group, Inc.	200	1,190
	Federated Investors, Inc.	700	16,940
	Fidelity National Financial, Inc.	3,600	32,436
	Financial Federal Corp.	400	9,260
*	First Acceptance Corp.	700	2,135
	First American Corp.	1,600	32,656
	First Bancorp	200	3,500
	First Busey Corp.	400	7,456

13

*	First Cash Financial Services, Inc.	400	6,148
	First Commonwealth Financial Corp.	500	5,530
	First Community Bancshares, Inc.	100	3,130
	First Financial Bancorp	200	2,690
	First Financial Bankshares, Inc.	100	5,419
	First Financial Corp.	100	4,228
	First Financial Holdings, Inc.	100	2,170
	First Financial Northwest, Inc.	400	3,268
*	First Mercury Financial Corp.	200	2,158
	First Midwest Bancorp, Inc.	200	4,442
	First Niagara Financial Group, Inc.	900	14,193
	First Security Group, Inc.	400	2,996
* #	FirstFed Financial Corp.	300	2,685
	FirstMerit Corp.	400	9,328
	Flushing Financial Corp.	200	3,110
	FNB United Corp.	100	643
	Forest City Enterprises, Inc. Class A	800	9,512
	Franklin Resources, Inc.	600	40,800
	Frontier Financial Corp.	200	1,332
	Gallagher (Arthur J.) & Co.	1,400	34,104
	GAMCO Investors, Inc.	100	3,807
	Gateway Financial Holdings, Inc.	300	1,632
	Genworth Financial, Inc.	3,200	15,488
	German American Bancorp, Inc.	200	2,280
#	GFI Group, Inc.	400	1,284
	Glacier Bancorp, Inc.	400	8,068
#	Greenhill & Co., Inc.	300	19,791
*	Hallmark Financial Services, Inc.	500	3,250
*	Hampden Bancorp, Inc.	100	985
#	Hancock Holding Co.	100	4,416
	Hanmi Financial Corp.	500	2,000
	Hanover Insurance Group, Inc.	1,100	43,175
	Harleysville Group, Inc.	300	9,474
	Harleysville National Corp.	200	2,774
*	Harris & Harris Group, Inc.	300	1,500
	Hartford Financial Services Group, Inc.	1,900	19,608
	HCC Insurance Holdings, Inc.	2,000	44,120
	Heritage Financial Group	200	1,979
*	Hilltop Holdings, Inc.	1,200	11,280
	Home Bancshares, Inc.	108	2,812
	Home Federal Bancorp, Inc.	200	2,318
	IBERIABANK Corp.	100	5,094
	Independence Holding Co.	300	1,959
	Independent Bank Corp.	100	2,877
*	IntercontinentalExchange, Inc.	400	34,224
	International Bancshares Corp.	400	10,388
*	Investment Technology Group, Inc.	300	6,123
*	Investors Bancorp, Inc.	400	5,744
	Janus Capital Group, Inc.	1,100	12,914
	Jefferies Group, Inc.	1,800	28,494
	JPMorgan Chase & Co.	21,400	882,750
* #	KBW, Inc.	300	8,784
	Kearny Financial Corp.	500	5,765
*	Knight Capital Group, Inc.	1,600	23,136
* #	Ladenburg Thalmann Financial Services, Inc.	400	504

14

	Lakeland Bancorp, Inc.	200	2,204
	Lakeland Financial Corp.	100	2,245
	Legacy Bancorp, Inc.	200	2,608
	Legg Mason, Inc.	1,000	22,190
#	Leucadia National Corp.	3,100	83,204
	Life Partners Holdings, Inc.	200	8,036
	Lincoln National Corp.	1,800	31,032
*	Liquidity Services, Inc.	200	1,680
	Loews Corp.	1,000	33,210
*	LoopNet, Inc.	200	1,514
	MainSource Financial Group, Inc.	200	3,572
*	Markel Corp.	100	35,084
*	MarketAxess Holdings, Inc.	600	3,432
	Marsh & McLennan Companies, Inc.	1,000	29,320
#	Mastercard, Inc.	100	14,782
	MB Financial, Inc.	200	5,942
	MBIA, Inc.	900	8,847
	MBT Financial Corp.	300	1,317
	Meadowbrook Insurance Group, Inc.	500	2,635
	Medallion Financial Corp.	300	2,427
	Mercer Insurance Group, Inc.	200	2,623
	Mercury General Corp.	800	41,096
	Merrill Lynch & Co., Inc.	2,694	50,081
	MetLife, Inc.	1,548	51,425
#	Midwest Banc Holdings, Inc.	200	602
	Moody’s Corp.	1,100	28,160
	Morgan Stanley	6,362	111,144
*	Move, Inc.	500	840
	Nara Bancorp, Inc.	200	2,200
	National Financial Partners Corp.	700	4,662
	National Interstate Corp.	300	5,250
#	National Penn Bancshares, Inc.	500	8,470
*	Navigators Group, Inc.	400	20,204
	NBT Bancorp, Inc.	100	2,788
	Nelnet, Inc. Class A	700	10,241
	New Westfield Financial, Inc.	100	1,035
	New York Community Bancorp, Inc.	2,400	37,584
	NewAlliance Bancshares, Inc.	700	9,660
	NewBridge Bancorp	300	1,131
*	NewStar Financial, Inc.	600	3,246
	Northeast Community Bancorp, Inc.	300	2,323
	Northern Trust Corp.	1,100	61,941
*	Northfield Bancorp, Inc.	600	7,260
	Northwest Bancorp, Inc.	200	5,300
	NYMAGIC, Inc.	200	3,490
	NYSE Euronext, Inc.	800	24,144
	OceanFirst Financial Corp.	200	3,318
*	Ocwen Financial Corp.	1,200	8,040
	Odyssey Re Holdings Corp.	1,000	39,440
	Old National Bancorp	400	7,576
	Old Republic International Corp.	4,000	36,840
#	Old Second Bancorp, Inc.	100	1,350
*	OneBeacon Insurance Group, Ltd.	400	5,520
	optionsXpress Holding, Inc.	700	12,432
*	Oritani Financial Corp.	500	8,540

15

	Pacific Capital Bancorp	400	7,856
	PacWest Bancorp	200	4,998
	Park National Corp.	100	7,275
*	Penn Treaty American Corp.	100	14
*	Penson Worldwide, Inc.	400	2,856
	People’s United Financial, Inc.	2,003	35,052
*	Philadelphia Consolidated Holding Corp.	1,100	64,339
*	PICO Holdings, Inc.	400	10,016
*	Pinnacle Financial Partners, Inc.	100	2,926
	PNC Financial Services Group, Inc.	2,100	140,007
* #	Portfolio Recovery Associates, Inc.	400	14,352
	Principal Financial Group, Inc.	800	15,192
	PrivateBancorp, Inc.	500	18,005
*	ProAssurance Corp.	500	27,475
#	Progressive Corp.	1,800	25,686
	Prosperity Bancshares, Inc.	400	13,284
	Protective Life Corp.	900	7,515
	Provident Financial Services, Inc.	400	5,864
	Provident New York Bancorp	200	2,408
	Prudential Financial, Inc.	1,600	48,000
	QC Holdings, Inc.	300	2,418
#	Raymond James Financial, Inc.	1,700	39,593
* #	Reinsurance Group of America, Inc. Class A	1,000	37,340
*	Reinsurance Group of America, Inc. Class B	192	7,112
	Renasant Corp.	100	2,096
*	Republic First Bancorp, Inc.	300	2,400
	Resource America, Inc.	300	1,725
*	Rewards Network, Inc.	100	380
	Riverview Bancorp, Inc.	100	478
	RLI Corp.	600	34,434
	Rockville Financial, Inc.	200	2,602
	Roma Financial Corp.	400	5,820
	Rome Bancorp, Inc.	200	2,019
	S&T Bancorp, Inc.	100	3,410
	S.Y. Bancorp, Inc.	100	2,754
	Safety Insurance Group, Inc.	300	11,397
	Sanders Morris Harris Group, Inc.	400	2,960
	Sandy Spring Bancorp, Inc.	100	2,147
	Schwab (Charles) Corp.	4,800	91,776
*	Seabright Insurance Holdings	400	4,184
	Seacoast Banking Corp. of Florida	92	817
	SEI Investments Co.	1,300	22,984
	Selective Insurance Group, Inc.	900	21,375
*	Signature Bank	200	6,516
	Simmons First National Corp. Class A	100	3,102
*	SLM Corp.	4,700	50,149
#	Smithtown Bancorp, Inc.	100	1,967
	Southern Community Financial Corp.	300	1,164
	Southside Bancshares, Inc.	105	2,529
*	Sovereign Bancorp, Inc.	600	1,740
	StanCorp Financial Group, Inc.	500	17,040
	State Auto Financial Corp.	700	18,438
	State Bancorp, Inc.	200	2,548
	State Street Corp.	3,000	130,050
	StellarOne Corp.	400	6,800

16

	Sterling Bancorp	200	3,136
	Sterling Bancshares, Inc.	500	3,980
#	Sterling Financial Corp.	400	3,396
	Stewart Information Services Corp.	300	4,980
*	Stifel Financial Corp.	300	13,095
	Student Loan Corp.	400	14,600
	Suffolk Bancorp	100	3,245
*	Sun Bancorp, Inc.	200	2,000
#	Susquehanna Bancshares, Inc.	600	9,294
*	Susser Holdings Corp.	300	4,674
*	SVB Financial Group	300	15,435
	SWS Group, Inc.	700	12,992
#	Synovus Financial Corp.	1,900	19,627
	T. Rowe Price Group, Inc.	400	15,816
*	TD Ameritrade Holding Corp.	2,100	27,909
*	Tejon Ranch Co.	400	11,624
*	Texas Capital Bancshares, Inc.	200	3,570
	TFS Financial Corp.	3,200	41,824
	The Goldman Sachs Group, Inc.	1,220	112,850
*	The NASDAQ OMX Group, Inc.	500	16,230
	The Phoenix Companies, Inc.	500	3,235
*	The St. Joe Corp.	500	15,460
	The Travelers Companies, Inc.	3,500	148,925
	Thomas Properties Group, Inc.	500	3,475
*	Thomas Weisel Partners Group, Inc.	600	3,372
	Torchmark Corp.	700	29,239
#	Tower Group, Inc.	400	8,412
*	Tradestation Group, Inc.	500	3,915
	Transatlantic Holdings, Inc.	1,000	42,850
*	Tree.com, Inc.	63	171
	TrustCo Bank Corp.	400	4,868
	Trustmark Corp.	400	8,208
	U.S. Bancorp	2,800	83,468
	UCBH Holdings, Inc.	800	4,224
	UMB Financial Corp.	300	13,599
	Umpqua Holdings Corp.	500	8,510
*	United America Indemnity, Ltd.	200	2,396
	United Bankshares, Inc.	200	6,380
#	United Community Banks, Inc.	401	5,261
	United Financial Bancorp, Inc.	400	5,600
	United Fire & Casualty Co.	700	16,219
	Unitrin, Inc.	900	18,900
*	Universal American Corp.	1,200	10,620
	Universal Insurance Holdings, Inc.	600	1,608
	Univest Corp. of Pennsylvania	100	3,094
	Unum Group	3,000	47,250
	Valley National Bancorp	315	5,985
	ViewPoint Financial Group	200	3,400
	W. R. Berkley Corp.	2,200	57,794
	Waddell & Reed Financial, Inc.	500	7,260
	Washington Federal, Inc.	500	8,810
	Washington Trust Bancorp, Inc.	100	2,132
	Webster Financial Corp.	200	3,708
	Wells Fargo & Co.	22,500	766,125
	Wesbanco, Inc.	300	8,154

17

	West Bancorporation	300	3,750
	Westamerica Bancorporation	100	5,725
*	Western Alliance Bancorp	200	2,962
	White Mountains Insurance Group, Ltd.	200	68,900
	Whitney Holding Corp.	500	9,500
*	Willis Group Holdings, Ltd.	192	5,038
#	Wilmington Trust Corp.	400	11,544
	Wilshire Bancorp, Inc.	200	2,206
	Wintrust Financial Corp.	100	2,560
*	World Acceptance Corp.	200	3,696
	Yadkin Valley Financial Corp.	200	2,978
	Zenith National Insurance Corp.	500	16,430
Total Financials			7,910,120

Health Care — (12.0%)
*	Abaxis, Inc.	100	1,537
	Abbott Laboratories	6,500	358,475
* #	ABIOMED, Inc.	200	2,916
*	Accelrys, Inc.	251	1,202
*	Accuray, Inc.	500	3,160
*	Acorda Therapeutics, Inc.	400	8,160
*	Adolor Corp.	1,300	4,095
*	Advanced Medical Optics, Inc.	1,100	6,787
	Aetna, Inc.	2,700	67,149
*	Affymax, Inc.	200	2,680
*	Affymetrix, Inc.	500	1,845
*	Air Methods Corp.	100	1,678
*	Akorn, Inc.	500	1,555
*	Alexion Pharmaceuticals, Inc.	600	24,450
*	Alexza Pharmaceuticals, Inc.	400	1,140
*	Align Technology, Inc.	600	4,158
*	Alkermes, Inc.	1,200	11,856
#	Allergan, Inc.	1,800	71,406
*	Alliance Imaging, Inc.	400	3,260
*	Allion Healthcare, Inc.	400	1,732
*	Allos Therapeutics, Inc.	600	4,386
	Allscripts-Misys Healthcare Solutions, Inc.	600	3,900
*	Almost Family, Inc.	200	9,632
* #	Alnylam Pharmaceuticals, Inc.	200	4,600
	Alpharma, Inc. Class A	600	18,786
* #	Altus Pharmaceuticals, Inc.	500	285
* #	AMAG Pharmaceuticals, Inc.	200	6,116
*	Amedisys, Inc.	300	16,923
*	America Services Group, Inc.	200	1,754
*	American Dental Partners, Inc.	200	1,746
*	American Medical Systems Holdings, Inc.	600	6,492
*	AMERIGROUP Corp.	600	15,000
*	Amgen, Inc.	1,500	89,835
*	AMICAS, Inc.	600	1,110
*	AMN Healthcare Services, Inc.	600	5,394
*	Amsurg Corp.	407	10,151
*	Amylin Pharmaceuticals, Inc.	900	9,189
	Analogic Corp.	100	4,416
*	AngioDynamics, Inc.	400	5,040
	Applied Biosystems, Inc.	600	18,498

18

*	Arena Pharmaceuticals, Inc.	1,700	6,256
*	Arqule, Inc.	300	828
*	ArthroCare Corp.	200	4,156
*	Assisted Living Concepts, Inc.	400	1,988
*	AtriCure, Inc.	100	647
*	ATS Medical, Inc.	1,000	2,650
*	Auxilium Pharmaceuticals, Inc.	200	3,930
*	Avigen, Inc.	600	360
	Bard (C.R.), Inc.	300	26,475
*	Barr Laboratories, Inc.	200	12,852
	Baxter International, Inc.	3,600	217,764
	Beckman Coulter, Inc.	500	24,960
	Becton Dickinson & Co.	1,200	83,280
*	Biogen Idec, Inc.	600	25,530
*	Bio-Imaging Technologies, Inc.	200	812
*	BioMimetic Therapeutics, Inc.	200	1,636
*	Bio-Reference Laboratories, Inc.	100	2,459
*	BioSante Pharmaceuticals, Inc.	300	969
*	BioScrip, Inc.	600	1,800
*	Boston Scientific Corp.	6,500	58,695
	Bristol-Myers Squibb Co.	9,300	191,115
#	Brookdale Senior Living, Inc.	700	6,034
*	Bruker BioSciences Corp.	900	3,681
* #	BSD Medical Corp.	100	510
*	Cadence Pharmaceuticals, Inc.	400	2,612
*	Caliper Life Sciences, Inc.	800	1,120
*	Capital Senior Living Corp.	300	1,347
*	Caraco Pharmaceutical Laboratories, Ltd.	200	2,034
*	Cardiac Science Corp.	500	4,665
*	Catalyst Health Solutions, Inc.	400	6,748
*	Celera Corp.	1,400	15,834
* #	Celgene Corp.	1,000	64,260
* #	Celldex Therapeutics, Inc.	200	1,550
*	Centene Corp.	500	9,420
* #	Cephalon, Inc.	500	35,860
* #	Cepheid, Inc.	400	4,748
*	Cerner Corp.	500	18,615
*	Charles River Laboratories International, Inc.	1,000	35,830
	Cigna Corp.	1,700	27,710
*	Clinical Data, Inc.	200	2,200
*	Columbia Laboratories, Inc.	600	942
*	CombinatoRx, Inc.	600	384
*	Community Health Systems, Inc.	700	14,350
*	CONMED Corp.	500	13,100
*	Continucare Corp.	1,400	3,304
#	Cooper Companies, Inc.	600	9,888
*	Corvel Corp.	100	2,682
*	Covance, Inc.	400	20,000
*	CPEX Pharmaceuticals, Inc.	30	349
*	Cross Country Healthcare, Inc.	400	4,528
*	CryoLife, Inc.	200	2,680
*	Cubist Pharmaceuticals, Inc.	400	10,156
*	Cutera, Inc.	200	1,702
*	CV Therapeutics, Inc.	900	8,397
*	Cyberonics, Inc.	400	5,096

19

*	Cynosure, Inc. Class A	200	1,752
*	Cypress Bioscience, Inc.	800	4,352
*	Cytokinetics, Inc.	600	1,710
*	Cytori Therapeutics, Inc.	300	1,200
	Datascope Corp.	200	10,034
*	DaVita, Inc.	500	28,375
* #	Dendreon Corp.	800	3,936
	DENTSPLY International, Inc.	400	12,152
*	DepoMed, Inc.	500	1,080
*	Dexcom, Inc.	400	1,808
*	Dionex Corp.	100	5,383
*	Durect Corp.	200	822
*	Dyax Corp.	800	2,680
*	Eclipsys Corp.	500	7,425
* #	Edwards Lifesciences Corp.	600	31,704
	Eli Lilly & Co.	2,000	67,640
*	Emergency Medical Services Corp. Class A	200	6,572
*	Emergent Biosolutions, Inc.	300	5,403
* #	Emeritus Corp.	500	5,765
*	Endo Pharmaceuticals Holdings, Inc.	1,900	35,150
*	Enzo Biochem, Inc.	600	3,462
*	eResearch Technology, Inc.	300	1,938
*	ev3, Inc.	1,300	8,411
*	Exactech, Inc.	100	2,020
*	Exelixis, Inc.	600	2,064
*	Five Star Quality Care, Inc.	400	784
*	Forest Laboratories, Inc.	1,700	39,491
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	2,530
*	Genentech, Inc.	3,200	265,408
*	Genomic Health, Inc.	200	3,686
* #	Gen-Probe, Inc.	600	28,236
*	Gentiva Health Services, Inc.	400	10,860
*	Genzyme Corp.	800	58,304
* #	Geron Corp.	1,800	7,164
*	Gilead Sciences, Inc.	3,200	146,720
* #	GTx, Inc.	200	2,824
*	Haemonetics Corp.	200	11,812
* #	Halozyme Therapeutics, Inc.	400	1,916
*	Hanger Orthopedic Group, Inc.	300	4,998
*	Harvard Bioscience, Inc.	500	1,550
*	Health Management Associates, Inc.	1,100	2,310
*	Health Net, Inc.	1,200	15,456
* #	HEALTHSOUTH Corp.	800	10,032
*	HealthSpring, Inc.	800	13,216
*	HealthTronics, Inc.	400	776
*	Henry Schein, Inc.	500	23,405
#	Hill-Rom Holdings, Inc.	1,200	27,312
*	Hi-Tech Pharmacal Co., Inc.	200	1,458
*	HMS Holdings Corp.	100	2,477
* #	Hologic, Inc.	700	8,568
*	Home Diagnostics, Inc.	300	2,613
*	Human Genome Sciences, Inc.	1,200	3,876
*	ICU Medical, Inc.	200	6,406
*	Idenix Pharmaceuticals, Inc.	600	3,312
*	Idera Pharmaceuticals, Inc.	200	1,944

20

* #	IDEXX Laboratories, Inc.	500	17,595
*	I-Flow Corp.	200	1,128
* #	Illumina, Inc.	600	18,498
*	ImClone Systems, Inc.	600	41,256
*	Immucor, Inc.	400	10,620
*	ImmunoGen, Inc.	700	3,241
*	Immunomedics, Inc.	900	1,350
*	Incyte Corp.	1,100	4,565
*	Infinity Pharmaceuticals, Inc.	118	558
*	Inspire Pharmaceuticals, Inc.	600	2,196
*	Integra LifeSciences Holdings	200	7,508
*	InterMune, Inc.	300	4,419
*	Intuitive Surgical, Inc.	100	17,279
	Invacare Corp.	300	5,457
*	InVentiv Health, Inc.	200	1,894
*	Inverness Medical Innovations, Inc.	700	13,405
*	Invitrogen Corp.	1,200	34,548
*	IRIS International, Inc.	200	2,230
*	Isis Pharmaceuticals, Inc.	700	9,842
	Johnson & Johnson	19,275	1,182,329
*	Kendle International, Inc.	100	1,807
*	Kensey Nash Corp.	100	2,539
*	Kinetic Concepts, Inc.	300	7,263
*	King Pharmaceuticals, Inc.	1,900	16,701
*	K-V Pharmaceutical Co. Class A	600	10,200
*	Lexicon Pharmaceuticals, Inc.	400	628
*	LHC Group, Inc.	200	7,056
*	LifePoint Hospitals, Inc.	700	16,779
*	Ligand Pharmaceuticals, Inc. Class B	600	1,242
* #	Lincare Holdings, Inc.	600	15,810
*	Luminex Corp.	200	3,730
*	Magellan Health Services, Inc.	400	14,776
* #	Mannkind Corp.	700	2,632
*	Matrixx Initiatives, Inc.	200	3,278
*	Maxygen, Inc.	700	2,933
	McKesson Corp.	1,000	36,790
*	Medarex, Inc.	1,400	9,842
*	MedCath Corp.	200	3,084
*	Medco Health Solutions, Inc.	800	30,360
*	Medical Staffing Network Holdings, Inc.	600	258
	Medicis Pharmaceutical Corp. Class A	900	12,843
* #	Medivation, Inc.	200	3,754
	Medtronic, Inc.	1,600	64,528
#	Mentor Corp.	200	3,380
	Merck & Co., Inc.	8,400	259,980
#	Meridian Bioscience, Inc.	300	7,374
*	Merit Medical Systems, Inc.	200	3,660
*	Metabolix, Inc.	300	2,811
*	Metropolitan Health Networks, Inc.	1,000	2,000
* #	Micromet, Inc.	400	1,660
* #	MiddleBrook Pharmaceuticals, Inc.	500	675
* #	Millipore Corp.	500	25,945
*	Molecular Insight Pharmaceuticals, Inc.	294	1,470
* #	Molina Healthcare, Inc.	500	11,135
*	Momenta Pharmaceuticals, Inc.	300	2,733

21

*	MWI Veterinary Supply, Inc.	100	3,463
* #	Mylan, Inc.	1,400	11,998
*	Myriad Genetics, Inc.	400	25,236
*	Nabi Biopharmaceuticals	800	3,136
	National Healthcare Corp.	100	4,101
*	Natus Medical, Inc.	200	3,060
* #	Nektar Therapeutics	1,100	6,083
*	Neogen Corp.	100	2,947
*	Neurocrine Biosciences, Inc.	500	2,065
* #	NovaMed, Inc.	600	2,124
*	Novavax, Inc.	900	2,025
*	Noven Pharmaceuticals, Inc.	300	3,375
*	NPS Pharmaceuticals, Inc.	600	4,200
*	Nutraceutical International Corp.	200	1,830
*	NuVasive, Inc.	200	9,418
*	Obagi Medical Products, Inc.	200	1,664
*	Odyssey Healthcare, Inc.	500	4,795
	Omnicare, Inc.	1,800	49,626
*	Omnicell, Inc.	300	3,294
* #	Omrix Biopharmaceuticals, Inc.	200	3,466
*	Onyx Pharmaceuticals, Inc.	300	8,094
*	Optimer Pharmaceuticals, Inc.	300	1,245
*	OraSure Technologies, Inc.	400	1,844
*	Orexigen Therapeutics, Inc.	500	2,375
*	OSI Pharmaceuticals, Inc.	400	15,180
* #	Osiris Therapeutics, Inc.	400	6,068
	Owens & Minor, Inc.	400	17,308
*	Pain Therapeutics, Inc.	500	4,570
*	Palomar Medical Technologies, Inc.	200	2,288
*	Par Pharmaceutical Cos, Inc.	600	6,000
*	Parexel International Corp.	600	6,240
*	PDI, Inc.	200	970
	PDL BioPharma, Inc.	1,000	9,750
*	Pediatrix Medical Group, Inc.	700	27,055
*	Penwest Pharmaceuticals Co.	556	695
	PerkinElmer, Inc.	2,200	39,468
#	Perrigo Co.	1,000	34,000
	Pfizer, Inc.	36,200	641,102
#	Pharmaceutical Products Development Service, Inc.	300	9,294
*	Pharmanet Development Group, Inc.	200	320
* #	PharMerica Corp.	300	6,159
*	Phase Forward, Inc.	300	4,281
* #	Poniard Pharmaceuticals, Inc.	400	1,256
*	Pozen, Inc.	200	1,234
*	Progenics Pharmaceuticals, Inc.	500	5,005
*	Providence Service Corp.	100	120
*	PSS World Medical, Inc.	700	12,698
*	Psychiatric Solutions, Inc.	600	19,974
	Quest Diagnostics, Inc.	1,000	46,800
* #	Questcor Pharmaceuticals, Inc.	500	3,870
*	Quidel Corp.	200	3,162
*	Regeneration Technologies, Inc.	500	1,525
*	Regeneron Pharmaceuticals, Inc.	1,200	23,160
*	RehabCare Group, Inc.	200	3,426
*	Repligen Corp.	200	802

22

*	Res-Care, Inc.	460	7,089
*	ResMed, Inc.	200	6,852
* #	Rigel Pharmaceuticals, Inc.	400	3,484
*	Rochester Medical Corp.	200	2,500
*	Salix Pharmaceuticals, Ltd.	600	5,520
* #	Sangamo BioSciences, Inc.	200	1,562
*	Savient Pharmaceuticals, Inc.	400	1,904
	Schering-Plough Corp.	6,125	88,751
*	Seattle Genetics, Inc.	600	6,168
*	Senomyx, Inc.	500	1,250
*	SenoRx, Inc.	300	792
*	Sepracor, Inc.	900	11,988
*	Sequenom, Inc.	600	10,800
* #	Sirona Dental Systems, Inc.	600	9,582
*	Somanetics Corp.	100	1,875
*	SonoSite, Inc.	100	2,107
*	Spectranetics Corp.	200	600
*	St. Jude Medical, Inc.	500	19,015
*	STAAR Surgical Co.	500	1,230
*	Stereotaxis, Inc.	300	1,209
	Steris Corp.	600	20,424
*	Sun Healthcare Group, Inc.	200	2,296
*	Sunrise Senior Living, Inc.	400	1,208
*	SuperGen, Inc.	700	868
* #	SurModics, Inc.	100	2,650
*	Symmetry Medical, Inc.	200	2,584
*	Synovis Life Technologies, Inc.	200	3,498
* #	Synta Pharmaceuticals Corp.	300	2,124
*	Targacept, Inc.	272	1,610
	Techne Corp.	300	20,706
*	Tenet Healthcare Corp.	2,600	11,388
*	The Medicines Co.	500	8,715
*	Theragenics Corp.	600	1,170
* #	Theravance, Inc.	400	2,712
*	Thermo Fisher Scientific, Inc.	1,400	56,840
*	Thoratec Corp.	500	12,310
	Trimeris, Inc.	400	1,308
*	U.S. Physical Therapy, Inc.	200	2,776
*	United Therapeutics Corp.	300	26,169
	Universal Health Services, Inc.	500	21,020
*	Varian Medical Systems, Inc.	300	13,653
*	Varian, Inc.	400	14,740
* #	VCA Antech, Inc.	700	12,670
*	Vertex Pharmaceuticals, Inc.	600	15,726
*	Vical, Inc.	600	984
* #	ViroPharma, Inc.	900	11,286
*	Vital Images, Inc.	200	2,610
*	Vivus, Inc.	400	2,436
*	VNUS Medical Technologies	200	3,086
*	Volcano Corp.	500	7,775
*	Waters Corp.	200	8,760
*	Watson Pharmaceuticals, Inc.	800	20,936
*	WellPoint, Inc.	3,600	139,932
	West Pharmaceutical Services, Inc.	400	15,968
*	Wright Medical Group, Inc.	200	4,636

23

	Wyeth	7,100	228,478
*	XenoPort, Inc.	300	12,483
	Young Innovations, Inc.	200	3,400
*	Zimmer Holdings, Inc.	500	23,215
*	Zoll Medical Corp.	200	4,816
* #	Zymogenetics, Inc.	510	1,632
Total Health Care			6,808,968

Industrials — (11.1%)
*	3-D Systems Corp.	200	2,174
	3M Co.	1,900	122,170
	A.O. Smith Corp.	400	12,620
	AAON, Inc.	200	3,298
*	AAR Corp.	500	7,995
	ABM Industries, Inc.	600	9,798
*	ACCO Brands Corp.	200	564
	Aceto Corp.	400	3,340
	Actuant Corp.	500	8,965
	Administaff, Inc.	100	1,999
*	AeroVironment, Inc.	200	7,184
*	AGCO Corp.	900	28,368
	Alamo Group, Inc.	100	1,258
	Albany International Corp. Class A	400	5,824
*	Allegiant Travel Co.	200	7,966
*	Alliant Techsystems, Inc.	800	65,920
*	Altra Holdings, Inc.	500	4,470
*	Amerco, Inc.	100	4,526
	American Railcar Industries, Inc.	200	2,224
*	American Reprographics Co.	200	2,128
	American Science & Engineering, Inc.	100	6,290
*	American Superconductor Corp.	500	6,255
	American Woodmark Corp.	200	3,708
	Ameron International Corp.	100	4,700
#	Ametek, Inc.	700	23,275
	Ampco-Pittsburgh Corp.	100	2,364
*	AMR Corp.	1,300	13,273
	Apogee Enterprises, Inc.	700	6,902
	Applied Industrial Technologies, Inc.	1,000	20,190
	Applied Signal Technologies, Inc.	200	3,584
*	Argan, Inc.	200	2,374
*	Argon ST, Inc.	300	6,258
*	Astec Industries, Inc.	400	10,168
*	Atlas Air Worldwide Holding, Inc.	100	1,932
	Avery Dennison Corp.	500	17,510
*	Axsys Technologies, Inc.	100	6,603
* #	AZZ, Inc.	100	2,918
	B.F. Goodrich Co.	700	25,592
	Badger Meter, Inc.	100	2,520
*	Baker (Michael) Corp.	200	4,766
	Baldor Electric Co.	900	15,804
	Barnes Group, Inc.	1,050	15,236
*	BE Aerospace, Inc.	400	5,148
* #	Beacon Roofing Supply, Inc.	600	8,208
	Belden, Inc.	400	8,336
	BlueLinx Holdings, Inc.	600	1,614

24

	Boeing Co.	2,500	130,675
	Bowne & Co., Inc.	400	3,116
	Brady Co. Class A	1,150	35,650
#	Briggs & Stratton Corp.	1,000	15,760
*	BTU International, Inc.	200	992
	Bucyrus International, Inc.	400	9,652
*	Builders FirstSource, Inc.	300	1,140
#	C&D Technologies, Inc.	400	1,400
*	Cano Petroleum, Inc.	700	406
*	Capstone Turbine Corp.	1,400	1,890
	Carlisle Companies, Inc.	1,200	27,900
	Cascade Corp.	100	3,301
*	Casella Waste Systems, Inc. Class A	400	2,016
	Caterpillar, Inc.	3,600	137,412
*	CBIZ, Inc.	600	4,860
	CDI Corp.	100	1,300
*	Celadon Group, Inc.	200	2,138
*	Ceradyne, Inc.	400	9,400
*	Chart Industries, Inc.	200	2,724
	CIRCOR International, Inc.	100	3,065
	CLAROC, Inc.	700	24,773
*	Clean Harbors, Inc.	200	13,114
*	Coleman Cable, Inc.	200	1,392
*	Columbus McKinnon Corp.	300	4,212
	Comfort Systems USA, Inc.	400	3,732
*	Commercial Vehicle Group, Inc.	300	399
*	COMSYS IT Partners, Inc.	200	1,216
*	Consolidated Graphics, Inc.	100	1,301
*	Continental Airlines, Inc.	1,300	24,596
	Con-way, Inc.	400	13,616
	Cooper Industries, Ltd.	1,300	40,235
* #	Copart, Inc.	200	6,980
*	Cornell Companies, Inc.	200	4,554
	Corporate Executive Board Co.	200	5,966
*	Corrections Corp. of America	1,800	34,398
*	CoStar Group, Inc.	100	3,602
* #	Covanta Holding Corp.	1,000	21,560
	Crane Co.	700	11,459
	Cubic Corp.	400	8,900
	Cummins, Inc.	3,650	94,353
	Curtiss-Wright Corp.	900	33,210
	Danaher Corp.	400	23,696
	Deere & Co.	1,700	65,552
	Donaldson Co., Inc.	800	28,120
	Dover Corp.	2,200	69,894
	Ducommun, Inc.	100	2,019
*	DXP Enterprises, Inc.	200	2,792
*	DynCorp International, Inc. Class A	1,300	17,186
#	Eagle Bulk Shipping, Inc.	600	5,982
	Eaton Corp.	1,200	53,520
	Electro Rent Corp.	200	2,398
*	EMCOR Group, Inc.	1,500	26,655
	Emerson Electric Co.	2,900	94,917
#	Encore Wire Corp.	400	7,668
*	Ener1, Inc.	400	3,132

25

* #	Energy Conversion Devices, Inc.	800	27,312
*	EnerSys Inc.	400	5,288
*	ENGlobal Corp.	200	878
	Ennis, Inc.	200	2,354
*	EnPro Industries, Inc.	100	2,221
	Equifax, Inc.	600	15,648
*	ESCO Technologies, Inc.	300	10,350
*	Esterline Technologies Corp.	500	18,025
* #	Evergreen Solar, Inc.	1,500	5,685
*	Exide Technologies	200	950
#	Fastenal Co.	600	24,156
	Federal Signal Corp.	1,100	9,361
	FedEx Corp.	1,000	65,370
* #	First Solar, Inc.	400	57,480
*	Flanders Corp.	300	1,860
*	Flow International Corp.	100	384
	Flowserve Corp.	100	5,692
#	Fluor Corp.	200	7,986
	Forward Air Corp.	300	7,851
*	Foster Wheeler, Ltd.	700	19,180
	Franklin Electric Co., Inc.	300	12,648
	Freightcar America, Inc.	300	7,833
* #	FTI Consulting, Inc.	300	17,475
* #	Fuel Tech, Inc.	200	2,350
* #	FuelCell Energy, Inc.	300	1,434
*	Furmanite Corp.	400	3,200
*	Gardner Denver Machinery, Inc.	900	23,058
	GATX Corp.	300	8,565
#	Genco Shipping & Trading, Ltd.	400	8,340
	GenCorp, Inc.	900	4,410
* #	General Cable Corp.	900	15,372
	General Dynamics Corp.	1,500	90,480
	General Electric Co.	45,200	881,852
*	Genesee & Wyoming, Inc.	200	6,670
*	GeoEye, Inc.	100	2,164
*	GeoPetro Resources Co.	100	125
*	Global Cash Access, Inc.	700	1,974
#	Gorman-Rupp Co.	300	9,435
*	GP Strategies Corp.	300	1,806
#	Graco, Inc.	500	12,365
*	Graftech International, Ltd.	800	6,488
	Granite Construction, Inc.	400	14,268
	Great Lakes Dredge & Dock Corp.	1,100	4,928
	Greenbrier Companies, Inc.	200	1,650
*	Griffon Corp.	490	4,136
	Hardinge, Inc.	200	1,394
	Harsco Corp.	200	4,734
* #	Hawaiian Holdings, Inc.	900	6,300
	Healthcare Services Group, Inc.	200	3,312
#	Heartland Express, Inc.	700	10,738
#	HEICO Corp.	100	3,847
	HEICO Corp. Class A	100	2,807
	Heidrick & Struggles International, Inc.	100	2,413
#	Herman Miller, Inc.	900	19,800
*	Hexcel Corp.	400	5,280

26

*	Hill International, Inc.	300	1,884
#	HNI Corp.	500	9,160
* #	Hoku Scientific, Inc.	300	1,485
	Honeywell International, Inc.	1,100	33,495
	Houston Wire & Cable Co.	200	2,304
*	HQ Sustainable Maritime Industries, Inc.	200	820
*	Hub Group, Inc. Class A	100	3,145
	Hubbell, Inc. Class B	800	28,696
*	Hudson Highland Group, Inc.	200	1,048
*	ICF International, Inc.	300	5,574
	IDEX Corp.	1,600	37,088
*	IHS, Inc.	200	7,078
*	II-VI, Inc.	600	16,854
	IKON Office Solutions, Inc.	1,000	17,230
#	Illinois Tool Works, Inc.	1,800	60,102
* #	InnerWorkings, Inc.	600	4,170
	Innovative Solutions & Support, Inc.	300	1,845
*	Insituform Technologies, Inc. Class A	300	4,029
	Insteel Industries, Inc.	200	2,052
*	Integrated Electrical Services, Inc.	200	2,446
*	InterDigital, Inc.	200	4,356
*	Interline Brands, Inc.	600	6,384
*	Intersections, Inc.	200	1,680
	ITT Industries, Inc.	1,300	57,850
#	J.B. Hunt Transport Services, Inc.	500	14,215
*	Jacobs Engineering Group, Inc.	300	10,929
* #	JetBlue Airways Corp.	4,300	23,865
	John Bean Technologies Corp.	108	905
#	Joy Global, Inc.	300	8,694
*	Kansas City Southern	1,200	37,044
	Kaydon Corp.	300	10,023
#	KBR, Inc.	1,400	20,776
	Kelly Services, Inc. Class A	200	2,848
	Kennametal, Inc.	900	19,098
*	Kforce, Inc.	500	3,935
	Knight Transportation, Inc.	800	12,720
	Knoll, Inc.	400	5,784
*	Korn/Ferry International	300	4,167
	L-3 Communications Holdings, Inc.	900	73,053
*	LaBarge, Inc.	200	2,750
*	Ladish Co., Inc.	100	1,703
*	Layne Christensen Co.	300	7,884
*	Learning Tree International, Inc.	200	2,550
	Lennox International, Inc.	500	14,910
	Lincoln Electric Holdings, Inc.	1,000	43,150
*	LMI Aerospace, Inc.	200	3,054
	Lockheed Martin Corp.	2,000	170,100
	LSI Industries, Inc.	600	4,710
*	Lydall, Inc.	200	1,330
*	M&F Worldwide Corp.	400	9,220
*	Mac-Gray Corp.	200	1,518
*	Magnetek, Inc.	500	1,075
	Manpower, Inc.	1,200	37,356
*	Marten Transport, Ltd.	200	3,676
	Masco Corp.	7,100	72,065

27

	McGrath Rentcorp	100	2,274
	Met-Pro Corp.	200	2,336
*	Mettler Toledo International, Inc.	300	22,962
*	Middleby Corp.	200	8,078
	Mine Safety Appliances Co.	300	8,100
*	Mobile Mini, Inc.	200	3,360
*	Monster Worldwide, Inc.	300	4,272
*	Moog, Inc. Class A	600	21,072
#	MSC Industrial Direct Co., Inc. Class A	400	14,344
	Mueller Industries, Inc.	900	20,583
	NACCO Industries, Inc. Class A	100	6,161
*	Navigant Consulting, Inc.	400	6,468
*	NCI Building Systems, Inc.	400	7,444
	Nordson Corp.	300	11,079
*	North America Galvanizing & Coatings, Inc.	400	1,468
	Northrop Grumman Corp.	2,400	112,536
* #	Old Dominion Freight Line, Inc.	200	6,068
*	On Assignment, Inc.	400	2,600
*	Orbital Sciences Corp.	1,000	20,490
	Oshkosh Truck Corp. Class B	700	5,362
* #	Owens Corning, Inc.	3,200	50,336
*	P.A.M. Transportation Services, Inc.	100	868
	Paccar, Inc.	1,400	40,936
	Pacer International, Inc.	600	6,774
	Pall Corp.	400	10,564
#	Parker Hannifin Corp.	1,500	58,155
	Pentair, Inc.	800	22,112
*	Perini Corp.	300	5,706
*	PGT, Inc.	625	1,294
*	PHH Corp.	800	6,448
*	Pike Electric Corp.	200	1,750
	Pitney Bowes, Inc.	1,600	39,648
*	Plug Power, Inc.	1,400	1,372
	Portec Rail Products, Inc.	200	1,346
*	Powell Industries, Inc.	100	1,851
*	Power-One, Inc.	1,000	1,110
	Precision Castparts Corp.	100	6,481
*	Quanta Services, Inc.	3,000	59,280
	R. R. Donnelley & Sons Co.	2,800	46,396
	Raven Industries, Inc.	100	3,219
	Raytheon Co.	1,400	71,554
*	RBC Bearings, Inc.	300	7,119
	Regal-Beloit Corp.	400	13,024
*	Resources Connection, Inc.	200	3,468
	Robbins & Myers, Inc.	400	8,160
#	Robert Half International, Inc.	300	5,661
	Rockwell Automation, Inc.	1,300	35,971
	Rockwell Collins, Inc.	700	26,061
	Rollins, Inc.	300	5,271
	Roper Industries, Inc.	300	13,605
*	Rush Enterprises, Inc. Class A	200	1,874
	Ryder System, Inc.	800	31,696
	Schawk, Inc.	400	5,252
*	Shaw Group, Inc.	300	5,367
	Simpson Manufacturing Co., Inc.	800	18,432

28

	SkyWest, Inc.	400	6,164
*	SL Industries, Inc.	100	1,060
	Southwest Airlines Co.	5,400	63,612
	SPX Corp.	300	11,622
	Standard Register Co.	300	2,439
	Standex International Corp.	100	2,581
*	Stanley, Inc.	200	6,852
	Steelcase, Inc. Class A	2,250	20,925
* #	Stericycle, Inc.	500	29,215
*	Sterling Construction Co., Inc.	200	2,642
#	Sun Hydraulics, Inc.	300	6,282
	TAL International Group, Inc.	300	4,968
*	Taser International, Inc.	900	4,509
	Tecumseh Products Co. Class A	200	3,704
*	Teledyne Technologies, Inc.	500	22,785
	Teleflex, Inc.	900	47,691
*	TeleTech Holdings, Inc.	200	1,808
	Tennant Co.	200	5,018
*	Terex Corp.	400	6,676
*	Tetra Tech, Inc.	500	10,995
#	Textron, Inc.	800	14,160
*	The Advisory Board Co.	100	2,465
	The Brink’s Co.	200	9,698
	The Dun & Bradstreet Corp.	100	7,369
*	The GEO Group, Inc.	400	7,064
	The Manitowoc Co., Inc.	300	2,952
*	Thomas & Betts Corp.	900	21,375
	Timken Co.	1,500	23,820
	Toro Co.	500	16,820
*	TransDigm Group, Inc.	400	12,056
* #	Trex Co., Inc.	400	6,524
	Trinity Industries, Inc.	700	11,816
	Triumph Group, Inc.	200	8,772
*	TrueBlue, Inc.	500	4,165
	Twin Disc, Inc.	200	1,550
#	UAL Corp.	1,400	20,384
*	Ultralife Corp.	200	1,738
	Union Pacific Corp.	1,200	80,124
	United Parcel Service, Inc.	3,000	158,340
*	United Rentals, Inc.	600	6,150
*	United Stationers, Inc.	600	22,434
	United Technologies Corp.	6,500	357,240
	Universal Forest Products, Inc.	300	7,095
*	Universal Truckload Services, Inc.	100	1,528
*	URS Corp.	700	20,573
*	USA Truck, Inc.	200	2,954
*	USG Corp.	2,200	32,604
#	Valmont Industries, Inc.	400	21,912
	Viad Corp.	100	2,185
	Vicor Corp.	200	1,398
*	Volt Information Sciences, Inc.	200	1,530
	W.W. Grainger, Inc.	200	15,714
#	Wabtec Corp.	500	19,880
	Walter Industries, Inc.	400	15,500
#	Watsco, Inc. Class A	300	12,327

29

	Watson Wyatt Worldwide, Inc.	200	8,494
	Werner Enterprises, Inc.	500	9,810
*	WESCO International, Inc.	700	13,916
	Woodward Governor Co.	700	22,470
Total Industrials			6,281,451

Information Technology — (13.7%)
*	3Com Corp.	6,500	17,745
*	ACI Worldwide, Inc.	200	2,740
*	Actel Corp.	200	2,418
*	ActivIdentity Corp.	800	1,600
*	Activision Blizzard, Inc.	2,000	24,920
	Acxiom Corp.	1,300	10,218
*	Adaptec, Inc.	1,700	5,457
*	ADC Telecommunications, Inc.	1,600	10,144
* #	Adobe Systems, Inc.	2,550	67,932
	Adtran, Inc.	1,000	15,200
*	Advanced Energy Industries, Inc.	500	5,335
* #	Advanced Micro Devices, Inc.	9,600	33,600
* #	Advent Software, Inc.	300	5,622
*	Affiliated Computer Services, Inc. Class A	1,000	41,000
*	Agilent Technologies, Inc.	2,300	51,037
*	Akamai Technologies, Inc.	500	7,190
*	Alliance Data Systems Corp.	300	15,048
#	Altera Corp.	1,100	19,085
*	Amdocs, Ltd.	2,000	45,120
*	American Commercial Lines, Inc.	200	1,486
	American Software, Inc. Class A	400	1,820
*	Amkor Technology, Inc.	1,800	7,308
#	Amphenol Corp.	600	17,190
*	Amtech Systems, Inc.	200	1,282
*	Anadigics, Inc.	500	880
	Analog Devices, Inc.	1,300	27,768
* #	Anixter International, Inc.	300	10,083
*	Ansys, Inc.	100	2,863
*	Apple, Inc.	4,100	441,119
	Applied Materials, Inc.	7,800	100,698
*	Ariba, Inc.	800	8,560
*	Arris Group, Inc.	1,900	13,129
*	Arrow Electronics, Inc.	800	13,960
*	Art Technology Group, Inc.	600	1,170
*	Aruba Networks, Inc.	900	2,799
*	Atheros Communications	400	7,188
	Atlantic Tele-Network, Inc.	200	4,866
*	Atmel Corp.	3,700	15,355
*	ATMI, Inc.	300	3,648
	Automatic Data Processing, Inc.	1,100	38,445
*	Avid Technology, Inc.	450	6,674
*	Avnet, Inc.	1,300	21,762
*	Avocent Corp.	700	10,514
	AVX Corp.	2,500	22,550
*	Aware, Inc.	500	1,125
*	AXT, Inc.	500	795
*	Bankrate, Inc.	100	3,291
	Bel Fuse, Inc. Class B	100	2,170

30

*	Benchmark Electronics, Inc.	800	9,592
*	BigBand Networks, Inc.	300	1,110
	Black Box Corp.	200	6,082
	Blackbaud, Inc.	100	1,520
*	Blackboard, Inc.	100	2,448
*	Blue Coat Systems, Inc.	300	4,050
* #	BMC Software, Inc.	900	23,238
*	Bottomline Technologies, Inc.	200	1,576
*	Brightpoint, Inc.	1,200	6,912
	Broadridge Financial Solutions, Inc.	1,000	12,100
*	Brocade Communications Systems, Inc.	3,500	13,195
	CA, Inc.	1,800	32,040
*	Cabot Microelectronics Corp.	100	2,873
*	CACI International, Inc. Class A	400	16,472
*	Callidus Software, Inc.	400	1,352
*	Cascade Microtech, Inc.	300	960
* #	Cavium Networks, Inc.	200	2,548
*	CEVA, Inc.	300	2,550
*	Checkpoint Systems, Inc.	400	5,044
*	Ciena Corp.	1,100	10,571
*	Cirrus Logic, Inc.	300	1,722
*	Cisco Sytems, Inc.	27,400	486,898
*	Cogent, Inc.	900	8,226
#	Cognex Corp.	400	6,408
	Cohu, Inc.	200	2,828
* #	CommScope, Inc.	1,500	22,065
	Communications Systems, Inc.	100	800
*	CommVault Systems, Inc.	300	3,210
*	Computer Sciences Corp.	300	9,048
*	Compuware Corp.	1,800	11,484
*	Comtech Telecommunications Corp.	300	14,526
*	Concur Technologies, Inc.	300	7,569
*	Conexant Systems, Inc.	400	620
*	Convergys Corp.	1,200	9,228
	Corning, Inc.	6,500	70,395
*	CPI International, Inc.	200	1,972
*	Cray, Inc.	500	1,570
* #	Cree, Inc.	1,300	25,519
*	CSG Systems International, Inc.	200	3,326
*	CyberSource Corp.	600	7,290
*	Cymer, Inc.	400	9,788
*	Cypress Semiconductor Corp.	2,500	12,525
	Daktronics, Inc.	300	2,988
*	DDi Corp.	400	1,792
*	DealerTrack Holdings, Inc.	400	4,292
*	Dell, Inc.	11,700	142,155
*	Digi International, Inc.	500	5,120
*	Digimarc Corp.	88	880
*	Digital River, Inc.	400	9,912
*	Diodes, Inc.	600	5,928
*	DivX, Inc.	600	4,188
* #	Dolby Laboratories, Inc.	400	12,628
*	Dot Hill Systems Corp.	900	1,071
*	Double-Take Software, Inc.	300	2,220
*	DSP Group, Inc.	200	1,260

31

* #	DST Systems, Inc.	400	16,232
*	DTS, Inc.	100	2,065
*	Dycom Industries, Inc.	1,000	8,880
*	EarthLink, Inc.	900	6,210
*	eBay, Inc.	3,200	48,864
*	Echelon Corp.	300	2,439
*	Electronics for Imaging, Inc.	900	9,540
*	EMC Corp.	7,900	93,062
* #	EMCORE Corp.	1,300	4,628
*	EMS Technologies, Inc.	100	2,090
*	Emulex Corp.	1,000	9,500
*	Entegris, Inc.	1,900	5,111
*	Entrust, Inc.	200	280
*	EPIQ Systems, Inc.	400	5,436
* #	Equinix, Inc.	100	6,242
*	Euronet Worldwide, Inc.	600	7,152
*	Extreme Networks, Inc.	700	1,288
*	F5 Networks, Inc.	700	17,374
#	FactSet Research Systems, Inc.	100	3,879
	Fair Isaac Corp.	600	9,354
*	Fairchild Semiconductor Corp. Class A	2,200	12,496
*	FalconStor Software, Inc.	300	903
*	Faro Technologies, Inc.	200	3,034
*	FEI Co.	300	6,303
	Fidelity National Information Services, Inc.	1,000	15,090
*	Finisar Corp.	1,841	1,123
* #	Fiserv, Inc.	1,100	36,696
*	FLIR Systems, Inc.	550	17,655
*	Forrester Research, Inc.	100	2,805
*	Foundry Networks, Inc.	1,200	17,820
*	Gartner Group, Inc.	1,000	18,400
*	Gerber Scientific, Inc.	400	1,912
	Gevity HR, Inc.	300	1,023
	Global Payments, Inc.	400	16,204
*	Globecomm Systems, Inc.	600	4,728
*	Glu Mobile, Inc.	500	445
*	Google, Inc.	200	71,872
*	Hackett Group, Inc.	900	2,682
*	Harmonic, Inc.	700	4,977
	Harris Corp.	600	21,570
*	Harris Stratex Networks, Inc. Class A	300	1,989
	Heartland Payment Systems, Inc.	300	5,223
*	Hewitt Associates, Inc. Class A	700	19,523
	Hewlett-Packard Co.	14,800	566,544
*	Hittite Microwave Corp.	300	9,831
*	Hughes Communications, Inc.	200	3,250
*	Hypercom Corp.	500	975
*	I.D. Systems, Inc.	300	1,629
* #	i2 Technologies, Inc.	200	2,850
*	IAC/InterActiveCorp	750	12,570
*	iGATE Capital Corp.	300	2,037
*	Ikanos Communications, Inc.	353	533
#	Imation Corp.	600	7,392
*	Immersion Corp.	300	1,554
	infoGROUP, Inc.	800	3,568

32

*	Informatica Corp.	500	7,025
	InfoSpace, Inc.	500	4,285
*	Ingram Micro, Inc.	2,500	33,325
*	Insight Enterprises, Inc.	400	3,892
	Integral Systems, Inc.	200	4,914
*	Integrated Device Technology, Inc.	2,100	13,356
*	Integrated Silicon Solution, Inc.	200	362
	Intel Corp.	19,700	315,200
*	Interactive Intelligence, Inc.	100	735
* #	Intermec, Inc.	400	5,188
*	Internap Network Services Corp.	800	2,288
	International Business Machines Corp.	8,850	822,785
*	International Rectifier Corp.	900	13,896
*	Internet Capital Group, Inc.	300	1,716
	Intersil Corp.	800	10,952
*	Interwoven, Inc.	500	6,305
*	Intevac, Inc.	300	2,334
*	Intuit, Inc.	500	12,530
*	iPCS, Inc.	200	3,264
*	IPG Photonics Corp.	600	8,520
* #	Iron Mountain, Inc.	2,000	48,560
*	Isilon Systems, Inc.	500	1,710
* #	Itron, Inc.	500	24,240
*	Ixia	500	3,330
	IXYS Corp.	200	1,588
*	j2 Global Communications, Inc.	500	8,060
	Jabil Circuit, Inc.	1,500	12,615
	Jack Henry & Associates, Inc.	600	11,406
*	JDA Software Group, Inc.	400	5,712
*	JDS Uniphase Corp.	2,200	12,012
*	Juniper Networks, Inc.	1,400	26,236
	Keithley Instruments, Inc.	300	1,275
*	Kopin Corp.	700	1,624
*	Kulicke & Soffa Industries, Inc.	400	1,176
*	KVH Industries, Inc.	300	1,758
*	L-1 Identity Solutions, Inc.	700	5,740
*	Lam Research Corp.	600	13,416
*	Lattice Semiconductor Corp.	1,500	2,820
*	Lawson Software, Inc.	1,700	9,044
	Lender Processing Services, Inc.	600	13,842
* #	Lexmark International, Inc.	900	23,247
#	Linear Technology Corp.	700	15,876
*	Littlefuse, Inc.	400	7,464
*	LSI Corp.	3,700	14,245
*	LTX-Credence Corp.	700	434
*	Macrovision Solutions Corp.	1,600	17,728
*	Manhattan Associates, Inc.	300	5,043
*	ManTech International Corp. Class A	300	16,182
	Marchex, Inc. Class B	300	2,304
*	Mastec, Inc.	600	5,232
*	Mastech Holdings, Inc.	20	31
*	Mattson Technology, Inc.	400	1,048
	Maximus, Inc.	300	9,582
*	Maxwell Technologies, Inc.	200	1,814
*	McAfee, Inc.	650	21,158

33

*	Measurement Specialties, Inc.	200	2,136
*	MEMC Electronic Materials, Inc.	500	9,190
*	Mentor Graphics Corp.	1,200	8,808
*	Mercury Computer Systems, Inc.	300	2,154
*	Metavante Technologies, Inc.	1,800	30,186
	Methode Electronics, Inc.	500	3,795
	Micrel, Inc.	800	5,880
#	Microchip Technology, Inc.	650	16,010
*	Micron Technology, Inc.	3,900	18,369
*	Micros Systems, Inc.	200	3,406
* #	Microsemi Corp.	600	13,044
	Microsoft Corp.	45,400	1,013,782
*	Microtune, Inc.	500	1,250
*	MKS Instruments, Inc.	200	3,710
*	ModusLink Global Solutions, Inc.	300	1,668
	Molex, Inc. Class A	700	8,988
*	Monolithic Power Systems	200	3,398
*	MoSys, Inc.	400	1,520
	Motorola, Inc.	11,500	61,755
*	MSC.Software Corp.	200	1,720
	MTS Systems Corp.	100	3,248
*	Multi-Fineline Electronix, Inc.	200	2,336
*	Nanometrics, Inc.	219	269
	National Instruments Corp.	1,203	30,556
	National Semiconductor Corp.	1,500	19,755
*	NCI, Inc.	100	2,380
*	NetApp, Inc.	1,300	17,589
*	NETGEAR, Inc.	200	2,210
* #	NetLogic Microsystems, Inc.	100	2,112
*	NetScout Systems, Inc.	400	3,848
	NIC, Inc.	300	1,611
*	Novatel Wireless, Inc.	500	2,605
*	Novell, Inc.	3,200	14,912
*	Novellus Systems, Inc.	900	14,220
*	Nu Horizons Electronics Corp.	500	940
*	Nuance Communications, Inc.	2,700	24,705
* #	Omniture, Inc.	700	8,050
*	OmniVision Technologies, Inc.	800	6,472
*	ON Semiconductor Corp.	5,000	25,550
*	Oplink Communications, Inc.	400	3,248
*	OPNET Technologies, Inc.	400	5,052
*	Opnext, Inc.	800	3,200
* #	Orbcomm, Inc.	1,100	3,300
*	Orthovita, Inc.	1,200	3,288
*	OSI Systems, Inc.	300	3,450
* #	Palm, Inc.	1,800	7,182
*	PAR Technology Corp.	300	1,485
*	Parametric Technology Corp.	1,300	16,887
	Park Electrochemical Corp.	200	4,324
* #	ParkerVision, Inc.	200	1,002
	Paychex, Inc.	300	8,562
*	PC Connection, Inc.	200	1,208
	PC-Tel, Inc.	326	1,914
	Pegasystems, Inc.	300	3,924
*	Perceptron, Inc.	200	848

34

*	Perficient, Inc.	200	1,098
*	Pericom Semiconductor Corp.	200	1,560
*	Perot Systems Corp.	1,800	25,902
*	Phoenix Technologies, Ltd.	300	1,326
*	Photronics, Inc.	200	138
*	Physicians Formula Holdings, Inc.	200	706
	Plantronics, Inc.	900	12,996
*	Plexus Corp.	700	13,062
*	PMC-Sierra, Inc.	1,000	4,680
* #	Polycom, Inc.	1,500	31,515
*	Power Integrations, Inc.	400	8,396
*	Powerwave Technologies, Inc.	3,100	2,945
*	Presstek, Inc.	500	2,090
*	Progress Software Corp.	400	9,176
*	QLogic Corp.	1,400	16,828
	QUALCOMM, Inc.	3,000	114,780
#	Quality Systems, Inc.	100	3,849
*	Quest Software, Inc.	1,600	21,200
*	Rackable Systems, Inc.	200	1,426
*	Radiant Systems, Inc.	200	1,054
*	RadiSys Corp.	300	1,911
*	RealNetworks, Inc.	1,700	7,276
*	Red Hat, Inc.	800	10,648
	Renaissance Learning, Inc.	200	2,728
*	RF Micro Devices, Inc.	3,800	7,562
*	RightNow Technologies, Inc.	200	1,316
*	Rimage Corp.	100	1,474
*	Riverbed Technology, Inc.	800	10,024
*	Rofin-Sinar Technologies, Inc.	200	4,458
*	S1 Corp.	300	1,881
*	Saba Software, Inc.	600	984
*	SAIC, Inc.	1,100	20,317
*	Salesforce.com, Inc.	400	12,384
*	Sandisk Corp.	800	7,112
*	Sanmina-SCI Corp.	6,700	5,025
*	Sapient Corp.	1,600	8,784
*	ScanSource, Inc.	300	5,952
*	SeaChange International, Inc.	300	2,292
*	Secure Computing Corp.	500	2,830
*	Semitool, Inc.	300	1,773
*	Semtech Corp.	200	2,424
*	SI International, Inc.	100	2,880
*	Sigma Designs, Inc.	200	2,218
*	Silicon Image, Inc.	600	2,742
*	Silicon Laboratories, Inc.	626	16,251
*	Silicon Storage Technology, Inc.	300	945
*	Smith Micro Software, Inc.	300	1,875
*	SonicWALL, Inc.	300	1,344
* #	Sonus Networks, Inc.	2,400	5,304
*	Spectrum Control, Inc.	300	1,869
*	SPSS, Inc.	100	2,336
*	SRA International, Inc.	500	9,240
*	Standard Microsystems Corp.	300	5,403
	StarTek, Inc.	200	662
*	STEC, Inc.	1,300	7,150

35

* #	Stratasys, Inc.	200	2,416
*	SumTotal Systems, Inc.	500	1,605
*	Sun Microsystems, Inc.	4,200	19,320
*	SunPower Corp.	356	10,541
* #	SunPower Corp. Class A	200	7,812
*	SupportSoft, Inc.	600	1,500
*	Switch and Data Facilities Co.	300	2,826
*	Sybase, Inc.	300	7,989
*	Sycamore Networks, Inc.	3,500	11,690
*	Sykes Enterprises, Inc.	948	15,130
*	Symantec Corp.	5,500	69,190
*	Symmetricom, Inc.	600	2,670
* #	Synaptics, Inc.	300	9,267
*	Synchronoss Technologies, Inc.	300	2,331
*	SYNNEX Corp.	300	4,629
*	Synopsys, Inc.	1,000	18,280
	Syntel, Inc.	300	7,461
*	Tech Data Corp.	600	12,870
	Technitrol, Inc.	100	577
*	Techwell, Inc.	200	1,752
*	Tekelec	1,100	13,959
*	TeleCommunication Systems, Inc.	700	4,816
*	Tellabs, Inc.	5,000	21,200
*	Teradata Corp.	1,200	18,468
*	Teradyne, Inc.	1,700	8,670
*	Terremark Worldwide, Inc.	400	1,804
* #	Tessera Technologies, Inc.	300	5,184
	Texas Instruments, Inc.	4,600	89,976
*	The Knot, Inc.	350	2,415
*	THQ, Inc.	600	4,470
*	TIBCO Software, Inc.	1,800	9,270
*	TNS, Inc.	400	5,672
	Total System Services, Inc.	300	4,122
*	Trimble Navigation, Ltd.	1,900	39,083
*	Triquint Semiconductor, Inc.	2,300	10,304
*	Tyler Technologies, Inc.	400	5,436
*	Ultimate Software Group, Inc.	100	1,333
*	Ultratech, Inc.	200	3,016
*	Unica Corp.	300	1,551
*	Unisys Corp.	3,500	5,320
	United Online, Inc.	704	5,210
* #	Universal Display Corp.	200	2,164
*	UTStarcom, Inc.	1,600	3,808
*	ValueClick, Inc.	400	2,960
*	Veeco Instruments, Inc.	200	1,548
*	VeriFone Holdings, Inc.	1,000	11,360
*	VeriSign, Inc.	300	6,360
*	Viasat, Inc.	300	5,466
*	Virage Logic Corp.	500	2,260
*	Vishay Intertechnology, Inc.	2,400	10,344
*	Vocus, Inc.	100	1,683
*	Volterra Semiconductor Corp.	300	2,832
*	Web.com Group, Inc.	400	1,964
*	Websense, Inc.	200	3,904
*	Western Digital Corp.	900	14,850

36

	Western Union Co.	2,800	42,728
*	Wind River Systems, Inc.	900	7,866
*	Wright Express Corp.	100	1,369
	Xerox Corp.	17,290	138,666
	Xilinx, Inc.	1,800	33,156
*	X-Rite, Inc.	700	2,254
*	Yahoo!, Inc.	3,000	38,460
*	Zebra Technologies Corp. Class A	1,300	26,312
* #	Zix Corp.	600	1,074
*	Zygo Corp.	300	2,577
Total Information Technology			7,771,061

Materials — (4.1%)
	A.M. Castle & Co.	400	4,868
*	AEP Industries, Inc.	100	1,957
	Air Products & Chemicals, Inc.	800	46,504
	Airgas, Inc.	1,100	42,196
	AK Steel Holding Corp.	500	6,960
#	Albemarle Corp.	1,000	24,350
	Alcoa, Inc.	4,700	54,097
#	Allegheny Technologies, Inc.	300	7,962
	AMCOL International Corp.	300	7,359
*	American Pacific Corp.	200	2,310
	American Vanguard Corp.	200	2,926
* #	Amerigon, Inc.	100	480
	AptarGroup, Inc.	1,000	30,320
	Ashland, Inc.	900	20,331
	Balchem Corp.	156	3,987
	Ball Corp.	1,000	34,200
	Bemis Co., Inc.	1,400	34,776
*	Brush Engineered Materials, Inc.	200	2,454
*	Buckeye Technologies, Inc.	1,100	6,479
	Cabot Corp.	300	7,935
	Calgon Carbon Corp.	500	6,660
	Carpenter Technology Corp.	400	7,240
#	Celanese Corp. Class A	500	6,930
* #	Century Aluminum Co.	200	2,514
	CF Industries Holdings, Inc.	200	12,838
	Chemtura Corp.	2,400	4,152
	Cliffs Natural Resources, Inc.	400	10,796
* #	Coeur d’Alene Mines Corp.	1,300	936
	Commercial Metals Co.	1,100	12,210
	Compass Minerals International, Inc.	100	5,493
*	Crown Holdings, Inc.	500	10,090
	Cytec Industries, Inc.	500	14,160
	Deltic Timber Corp.	200	9,110
	Dow Chemical Co.	6,700	178,689
	du Pont (E.I.) de Nemours & Co.	5,200	166,400
	Eagle Materials, Inc.	700	12,397
	Eastman Chemical Co.	1,300	52,507
	Ecolab, Inc.	1,600	59,616
	Ferro Corp.	600	9,288
*	Flotek Industries, Inc.	200	990
	FMC Corp.	700	30,478
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,200	34,920

37

	General Maritime Corp.	500	7,575
*	General Moly, Inc.	300	597
	Gibraltar Industries, Inc.	200	2,650
*	Graphic Packaging Holding Co.	2,200	4,070
	Greif, Inc. Class A	400	16,232
*	H&E Equipment Services, Inc.	600	3,420
	H.B. Fuller Co.	1,400	24,738
*	Haynes International, Inc.	100	2,531
*	Headwaters, Inc.	500	5,300
* #	Hecla Mining Co.	1,300	3,237
	Hercules, Inc.	700	11,767
	Innophos Holdings, Inc.	200	5,350
	International Flavors & Fragrances, Inc.	800	25,504
	International Paper Co.	3,600	61,992
*	ION Geophysical Corp.	1,100	7,216
	Kaiser Aluminum Corp.	100	3,356
	Kronos Worldwide, Inc.	600	7,620
*	Landec Corp.	300	2,805
	Louisiana-Pacific Corp.	1,000	4,800
*	LSB Industries, Inc.	300	2,466
	Lubrizol Corp.	800	30,064
#	Martin Marietta Materials, Inc.	100	7,838
	MeadWestavco Corp.	1,800	25,254
* #	Metalico, Inc.	300	960
	Minerals Technologies, Inc.	400	22,704
	Monsanto Co.	400	35,592
	Myers Industries, Inc.	800	8,456
	Nalco Holding Co.	1,000	14,120
	Neenah Paper, Inc.	300	2,709
	NewMarket Corp.	300	11,307
	Newmont Mining Corp.	2,750	72,435
	NL Industries, Inc.	600	8,268
	NN, Inc.	200	1,442
*	Northwest Pipe Co.	100	2,873
	Nucor Corp.	1,000	40,510
	Olin Corp.	900	16,344
	Olympic Steel, Inc.	300	6,858
*	OM Group, Inc.	300	6,402
*	Owens-Illinois, Inc.	800	18,304
	P.H. Glatfelter Co.	600	6,186
	Packaging Corp. of America	1,600	26,928
*	Pactiv Corp.	2,100	49,476
	Penford Corp.	200	2,574
	PPG Industries, Inc.	2,000	99,160
	Praxair, Inc.	600	39,090
	Quaker Chemical Corp.	200	3,826
	Reliance Steel & Aluminum Co.	500	12,520
	Rock-Tenn Co. Class A	300	9,123
*	Rockwood Holdings, Inc.	1,100	13,585
#	Rohm & Haas Co.	1,000	70,350
*	Rosetta Resources, Inc.	900	9,495
	Royal Gold, Inc.	400	11,532
	RPM International, Inc.	2,100	29,820
	Schnitzer Steel Industries, Inc. Class A	300	8,079
	Schweitzer-Maudoit International, Inc.	100	1,672

38

	Sealed Air Corp.	2,700	45,684
	Sensient Technologies Corp.	400	10,092
	Sigma-Aldrich Corp.	200	8,772
	Silgan Holdings, Inc.	400	18,616
*	Smurfit-Stone Container Corp.	3,600	4,860
	Sonoco Products Co.	1,500	37,770
	Southern Copper Corp.	2,100	30,576
	Spartech Corp.	600	3,816
	Steel Dynamics, Inc.	400	4,768
	Stepan Co.	100	3,583
* #	Stillwater Mining Co.	800	3,168
#	Temple-Inland, Inc.	2,100	12,453
	Terra Industries, Inc.	200	4,398
#	Texas Industries, Inc.	200	6,326
	The Scotts Miracle-Gro Co. Class A	300	7,836
*	U.S. Concrete, Inc.	500	1,575
	United States Steel Corp.	600	22,128
*	Universal Stainless & Alloy Products, Inc.	100	1,843
#	Valhi, Inc.	700	10,024
	Valspar Corp.	2,600	53,170
#	Vulcan Materials Co.	700	37,996
	Wausau Paper Corp.	800	7,408
	Westlake Chemical Corp.	300	5,469
	Weyerhaeuser Co.	1,300	49,686
	Worthington Industries, Inc.	2,300	27,761
	Zep, Inc.	200	4,210
Total Materials			2,343,935

Telecommunication Services — (2.1%)
#	Alaska Communications Systems Group, Inc.	300	2,802
*	American Tower Corp.	1,750	56,543
	Arbinet-thexchange, Inc.	500	1,450
	AT&T, Inc.	800	21,416
*	Cbeyond, Inc.	400	4,808
*	Centennial Communications Corp.	1,400	4,984
	CenturyTel, Inc.	1,300	32,643
*	Cincinnati Bell, Inc.	2,800	6,692
*	Clear Channel Outdoor Holdings, Inc.	200	1,248
	Consolidated Communications Holdings, Inc.	600	6,180
*	Crown Castle International Corp.	1,500	31,755
	D&E Communications, Inc.	300	2,100
	Embarq Corp.	1,200	36,000
	FairPoint Communications, Inc.	689	2,742
	Frontier Communications Corp.	5,800	44,138
*	General Communications, Inc. Class A	800	6,144
*	ICO Global Communications (Holdings), Ltd.	300	492
#	Iowa Telecommunications Services, Inc.	500	7,560
* #	Leap Wireless International, Inc.	700	19,628
*	Level 3 Communications, Inc.	249	261
*	NeuStar, Inc.	400	7,880
*	NII Holdings, Inc.	800	20,608
*	NTELOS Holdings Corp.	300	7,800
*	PAETEC Holding Corp.	1,800	1,620
*	Premiere Global Services, Inc.	900	8,955
#	Qwest Communications International, Inc.	9,200	26,312

39

#	Regal Entertainment Group	2,000	25,680
* #	SBA Communications Corp.	700	14,693
	Shenandoah Telecommunications Co.	300	7,191
	Sprint Nextel Corp.	23,000	71,990
	SureWest Communications	300	5,301
*	Syniverse Holdings, Inc.	1,200	22,560
	Telephone & Data Systems, Inc.	500	13,425
	Telephone & Data Systems, Inc. Special Shares	700	19,180
* #	tw telecom, inc.	1,400	9,912
*	United States Cellular Corp.	600	22,986
*	USA Mobility, Inc.	400	3,860
	Verizon Communications, Inc.	19,050	565,214
	Windstream Corp.	1,400	10,514
Total Telecommunication Services			1,155,267

Utilities — (4.1%)
* #	AES Corp.	3,300	26,301
	AGL Resources, Inc.	1,100	33,440
	Allegheny Energy, Inc.	700	21,105
#	ALLETE, Inc.	600	21,000
	Alliant Energy Corp.	500	14,690
#	Ameren Corp.	650	21,093
	American Electric Power Co., Inc.	1,900	61,997
	American States Water Co.	200	6,842
	Aqua America, Inc.	1,650	29,700
	Atmos Energy Corp.	1,100	26,697
	Avista Corp.	700	13,902
	Black Hills Corp.	300	7,575
	California Water Service Group	400	15,024
	CenterPoint Energy, Inc.	2,050	23,616
	Central Vermont Public Service Corp.	100	1,991
	CH Energy Group, Inc.	100	4,123
	Chesapeake Utilities Corp.	100	3,124
	Cleco Corp.	1,000	23,010
	CMS Energy Corp.	3,200	32,800
	Connecticut Water Services, Inc.	200	5,300
	Consolidated Edison, Inc.	1,900	82,308
	Constellation Energy Group	700	16,947
	Dominion Resources, Inc.	1,200	43,536
	DPL, Inc.	1,200	27,372
	DTE Energy Co.	700	24,710
*	Dynegy, Inc.	2,000	7,280
	Edison International	1,300	46,267
*	El Paso Electric Co.	700	12,964
	Empire District Electric Co.	400	7,684
	Energen Corp.	900	30,213
	Entergy Corp.	500	39,025
	Equitable Resources, Inc.	900	31,239
	Exelon Corp.	800	43,392
	FirstEnergy Corp.	900	46,944
	FPL Group, Inc.	1,300	61,412
	Great Plains Energy, Inc.	1,100	21,384
	Hawaiian Electric Industries, Inc.	800	21,296
	IDACORP, Inc.	900	23,994
	Integrys Energy Group, Inc.	700	33,320

40

	ITC Holdings Corp.	500	20,290
	Laclede Group, Inc.	300	15,696
	MDU Resources Group, Inc.	700	12,747
	MGE Energy, Inc.	500	17,815
	Middlesex Water Co.	200	3,448
*	Mirant Corp.	900	15,768
	National Fuel Gas Co.	400	14,476
	New Jersey Resources Corp.	700	26,068
	Nicor, Inc.	600	27,726
	NiSource, Inc.	1,100	14,256
	Northeast Utilities, Inc.	1,200	27,072
	Northwest Natural Gas Co.	400	20,352
	NorthWestern Corp.	300	5,862
* #	NRG Energy, Inc.	2,500	58,125
	NSTAR	1,600	52,880
	OGE Energy Corp.	1,300	35,490
	Oneok, Inc.	1,200	38,280
	Ormat Technologies, Inc.	1,300	31,408
	Otter Tail Corp.	400	9,392
	Pepco Holdings, Inc.	900	18,585
	PG&E Corp.	1,700	62,339
#	Piedmont Natural Gas Co.	900	29,628
#	Pinnacle West Capital Corp.	1,100	34,815
#	PNM Resources, Inc.	1,000	9,750
	Portland General Electric Co.	1,400	28,728
	PPL Corp.	1,000	32,820
	Progress Energy, Inc.	1,200	47,244
	Public Service Enterprise Group, Inc.	3,400	95,710
	Questar Corp.	1,200	41,352
*	Reliant Energy, Inc.	1,600	8,400
	Sempra Energy	1,400	59,626
	Sierra Pacific Resources	3,000	24,870
	SJW Corp.	300	8,340
	South Jersey Industries, Inc.	400	13,628
#	Southern Co.	4,400	151,096
	Southern Union Co.	1,900	32,718
	Southwest Gas Corp.	900	23,508
	Southwest Water Co.	300	2,391
	TECO Energy, Inc.	2,100	24,234
	UGI Corp.	1,300	31,031
	UIL Holdings Corp.	200	6,600
	Unisource Energy Corp.	500	13,790
	WGL Holdings, Inc.	800	25,752
	Wisconsin Energy Corp.	500	21,750
	Xcel Energy, Inc.	800	13,936
	York Water Co.	100	1,200
Total Utilities			2,325,609

TOTAL COMMON STOCKS			50,166,525

41

TEMPORARY CASH INVESTMENTS — (1.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	608,744	608,744

		Face Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $340,000 FNMA 6.50%, 08/01/36, valued at $253,585) to be repurchased at $247,019	$247	247,000
TOTAL TEMPORARY CASH INVESTMENTS			855,744

		Shares
SECURITIES LENDING COLLATERAL — (9.8%)
§ @	DFA Short Term Investment Fund LP	5,208,808	5,208,808

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.25%, 11/03/08 (Collateralized by $390,961 FNMA 5.500%, 03/01/37, valued at $353,019) to be repurchased at $342,743	$343	342,736

TOTAL SECURITIES LENDING COLLATERAL			5,551,544

TOTAL INVESTMENTS - (100.0%) (Cost $71,117,542)			$56,573,813

See accompanying Notes to Financial Statements.

42

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
#	ABB Grain, Ltd.	1,019	$5,568
	Adelaide Brighton, Ltd.	6,571	9,996
	AGL Energy, Ltd.	3,834	36,004
#	Alesco Corp., Ltd.	1,171	4,361
	Amcor, Ltd.	9,105	35,149
	AMP, Ltd.	6,775	24,644
	Ansell, Ltd.	1,106	9,304
#	APA Group	3,465	6,753
*	Aquila Resources, Ltd.	708	1,735
# *	Arrow Energy NL	5,580	9,307
	Asciano Group	11,556	16,144
	ASX, Ltd.	332	6,667
*	Austar United Communications, Ltd.	12,000	7,197
	Australia & New Zealand Banking Group, Ltd.	9,008	105,596
	Australian Infrastructure Fund	1,705	1,848
#	Australian Wealth Management, Ltd.	4,425	2,345
*	Australian Worldwide Exploration, Ltd.	5,136	8,579
	AWB, Ltd.	4,649	8,131
	AXA Asia Pacific Holdings, Ltd.	8,121	23,957
#	Babcock & Brown Infrastructure Group	11,843	1,513
#	Babcock & Brown Wind Partners	6,801	3,808
	Bank of Queensland, Ltd.	1,046	9,363
	Beach Petroleum, Ltd.	13,971	9,075
	Bendigo Bank, Ltd.	2,945	25,980
	BHP Billiton, Ltd. Sponsored ADR	4,500	174,960
	BlueScope Steel, Ltd.	9,076	26,694
	Boart Longyear Group	5,607	1,627
#	Boral, Ltd.	16,500	49,661
	Bradken, Ltd.	1,159	3,822
	Brambles, Ltd.	6,693	35,701
	Brickworks, Ltd.	1,108	7,811
	Caltex Australia, Ltd.	834	5,253
	Campbell Brothers, Ltd.	449	7,189
*	Centamin Egypt, Ltd.	8,932	4,221
	Centennial Coal Co., Ltd.	4,257	10,011
# *	Coal of Africa, Ltd.	2,428	1,608
	Coca-Cola Amatil, Ltd.	2,860	15,438
	Cochlear, Ltd.	202	7,664
	Commonwealth Bank of Australia	2,588	70,745
	Computershare, Ltd.	1,340	7,576
#	ConnectEast Group	27,889	13,519
	Crane Group, Ltd.	649	3,901

1

	Crown, Ltd.	5,061	22,650
	CSR, Ltd.	10,092	14,669
	David Jones, Ltd.	3,151	6,490
	Downer EDI, Ltd.	1,560	5,066
	DUET Group	6,513	10,393
#	Fairfax Media, Ltd.	22,231	28,500
#	Flight Centre, Ltd.	572	5,354
*	Fortescue Metals Group, Ltd.	2,335	4,618
	Foster’s Group, Ltd.	4,935	18,865
	Goodman Fielder, Ltd.	13,923	15,451
#	Gunns, Ltd.	3,962	3,151
	Harvey Norman Holdings, Ltd.	17,504	30,213
#	Healthscope, Ltd.	2,352	6,795
*	Iluka Resources, Ltd.	2,389	5,777
	Incitec Pivot, Ltd.	1,920	5,148
	Insurance Australia Group, Ltd.	13,997	35,456
#	JB Hi-Fi, Ltd.	845	4,960
*	Kagara, Ltd.	2,037	710
#	Leighton Holdings, Ltd.	408	6,784
	Lend Lease Corp., Ltd.	10,166	47,041
*	Lihir Gold, Ltd.	14,904	18,597
	Lion Nathan, Ltd.	3,041	17,971
	MacArthur Coal, Ltd.	950	3,834
	Macquarie Airports	3,711	5,278
	Macquarie Communications Infrastructure Group	5,646	6,072
#	Macquarie Group, Ltd.	3,388	67,215
	Metcash, Ltd.	6,320	17,058
	Minara Resources, Ltd.	1,630	1,124
*	Mount Gibson Iron, Ltd.	5,247	1,412
# *	Murchison Metals, Ltd.	3,368	1,707
#	National Australia Bank, Ltd.	6,013	97,568
	New Hope Corp., Ltd.	4,695	10,856
	Newcrest Mining, Ltd.	1,336	18,365
	Nufarm, Ltd.	716	5,182
	Oil Search, Ltd.	9,267	28,075
	Onesteel, Ltd.	1,724	3,961
	Orica, Ltd.	1,755	22,812
	Origin Energy, Ltd.	2,500	26,218
	OZ Minerals, Ltd.	6,923	4,349
	Pacific Brands, Ltd.	6,700	4,495
# *	Paladin Energy, Ltd.	2,767	4,239
*	PanAust, Ltd.	11,129	1,610
#	Panoramic Resources, Ltd.	2,242	1,609
	Paperlinx, Ltd.	6,833	6,364
#	Perpetual Trustees Australia, Ltd.	226	5,263
	Primary Health Care, Ltd.	2,174	6,656
	Qantas Airways, Ltd.	6,467	10,504
	QBE Insurance Group, Ltd.	1,809	30,863
*	Queensland Gas Co., Ltd.	2,916	11,356
	Rio Tinto, Ltd.	1,078	55,768
# *	Riversdale Mining, Ltd.	1,288	2,630
	Santos, Ltd.	1,363	12,340

2

#	Seven Network, Ltd.	1,067	4,478
#	Sigma Pharmaceuticals, Ltd.	9,713	8,193
*	Silex System, Ltd.	1,574	4,100
	Sims Group, Ltd.	2,065	19,803
*	Sino Gold Mining, Ltd.	2,334	5,376
	Sonic Healthcare, Ltd.	1,466	13,397
	Spark Infrastructure Group	21,748	21,252
	St. George Bank, Ltd.	2,296	42,957
#	Straits Resources, Ltd.	4,268	3,721
	Tatts Group, Ltd.	11,097	18,584
	Telstra Corp., Ltd.	9,052	24,916
#	Ten Network Holdings, Ltd.	4,724	4,296
#	Toll Holdings, Ltd.	2,478	9,892
	Tower Australia Group, Ltd.	3,682	5,153
	Transfield Services, Ltd.	1,233	3,360
#	Transurban Group	2,004	7,195
#	United Group, Ltd.	1,415	8,979
	Virgin Blue Holdings, Ltd.	11,089	2,560
	Washington H. Soul Pattinson & Co., Ltd.	1,400	8,099
	Wesfarmers, Ltd.	3,209	46,118
#	West Australian Newspapers Holdings, Ltd.	1,142	4,711
#	Westpac Banking Corp. Sponsored ADR	1,400	95,032
	Woodside Petroleum, Ltd.	1,681	47,497
	Woolworths, Ltd.	4,214	78,556
	WorleyParsons, Ltd.	350	3,516

TOTAL — AUSTRALIA			2,101,608

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Andritz AG	195	5,553
# *	BWIN Interactive Entertainment AG	192	3,469
#	Erste Group Bank AG	560	14,930
#	EVN AG	325	4,801
*	Intercell AG	265	7,426
	Mayr-Melnhof Karton AG	100	6,215
	Oesterreichische Elektrizitaetswirtschafts AG	256	12,110
	Oesterreichische Post AG	700	20,354
	Schoeller-Bleckmann Oilfield Equipment AG	196	6,957
	Telekom Austria AG	3,480	42,759
	Uniqa Versicherungen AG	385	7,767
	Wiener Staedtische Versicherung AG	289	7,801
	Wienerberger AG	1,384	22,976
	Zumtobel AG	366	4,532
TOTAL COMMON STOCKS			167,650

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	385	—

TOTAL — AUSTRIA			167,650

3

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
	Ackermans & van Haaren NV	172	9,870
*	Agfa Gevaert NV	1,144	4,788
	Banque Nationale de Belgique	3	9,020
	Bekaert SA	20	1,968
*	Belgacom SA	833	28,501
	Colruyt SA	39	8,765
	Compagnie d’Entreprises CFE	155	7,524
#	Dexia SA	2,517	13,387
	D’Ieteren SA NV	30	4,596
	Euronav SA	274	4,006
	Fortis	5,308	6,150
#	InBev NV	260	10,487
	KBC Groep NV	1,814	77,988
	Mobistar SA	202	13,405
#	Omega Pharma SA	168	6,188
	Solvay SA	451	41,949
*	Telenet Group Holding NV	466	7,238
	Tessenderlo Chemie NV	237	9,375
	Umicore	188	3,362
TOTAL COMMON STOCKS			268,567

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	5,308	—

TOTAL — BELGIUM			268,567

CANADA — (5.4%)
COMMON STOCKS — (5.4%)
	Addax Petroleum Corp.	800	11,947
	AGF Management, Ltd. Class B	830	9,138
#	Alimentation Couche-Taro, Inc. Class B	1,000	13,482
	Astral Media, Inc. Class A	500	11,561
	Bank of Nova Scotia	1,600	53,351
#	Barrick Gold Corp.	2,800	64,024
	Biovail Corp.	800	6,876
*	Birchcliff Energy, Ltd.	1,100	5,421
	Bombardier, Inc. Class B	2,200	8,487
	CAE, Inc.	905	5,308
	Canada Bread Co., Ltd.	200	7,299
*	Canadian Hydro Developers, Inc.	2,100	5,732
	Canadian Imperial Bank of Commerce	900	40,815
	Canadian National Resources, Ltd.	1,600	80,737
#	Canadian Tire Corp. Class A	200	7,600
	Canadian Utilities, Ltd. Class A	300	10,553
	Canadian Western Bank	500	7,650
*	Canfor Corp.	1,300	7,410
#	CCL Industries, Inc. Class B	400	9,956
*	Celestica, Inc.	1,800	8,707
*	Celtic Exploration, Ltd.	600	5,501

4

*	CGI Group, Inc.	1,300	10,376
	Cogeco Cable, Inc.	300	7,781
*	Compton Petroleum Corp.	900	1,867
# *	Connacher Oil & Gas, Ltd.	3,200	4,912
	Corus Entertainment, Inc. Class B	700	8,189
*	Crew Gold Corp.	5,700	946
# *	Denison Mines Corp.	1,700	2,158
	Dorel Industries, Inc. Class B	400	8,794
*	Eastern Platinum, Ltd.	4,100	1,225
*	Eldorado Gold Corp.	1,600	6,611
#	Emera, Inc.	500	8,906
	Empire Co., Ltd. Class A	300	11,449
	Enbridge, Inc.	1,612	55,985
	EnCana Corp.	2,215	112,523
#	Ensign Energy Services, Inc.	700	9,008
# *	Equinox Minerals, Ltd.	2,400	2,131
*	Euro Goldfields, Ltd.	1,700	2,130
*	Fairborne Energy, Ltd.	900	5,354
	Finning International, Inc.	2,600	31,602
# *	First Calgary Petroleums, Ltd. Class A	3,500	10,105
#	First Quantum Minerals, Ltd.	600	12,644
# *	FNX Mining Co., Inc.	600	2,464
	Fortis, Inc.	1,100	24,002
*	Fronteer Development Group, Inc.	1,300	2,589
# *	Galleon Energy, Inc. Class A	1,400	7,469
	Gerdau Ameristeel Corp.	1,400	7,492
	Goldcorp, Inc.	4,980	93,130
*	Golden Star Resources, Ltd.	2,800	2,625
*	Great Canadian Gaming Corp.	900	3,734
	Groupe Aeroplan, Inc.	2,600	22,585
# *	High River Gold Mines, Ltd.	3,300	301
*	Highpine Oil & Gas, Ltd.	900	4,854
	Home Capital Group, Inc.	300	6,947
*	HudBay Minerals, Inc.	600	2,708
	Husky Energy, Inc.	1,200	36,041
	IAMGOLD Corp.	8,900	29,536
	IGM Financial, Inc.	700	21,163
	Imperial Oil, Ltd.	800	28,308
	Industrial Alliance Insurance & Financial Services, Inc.	1,000	20,742
	ING Canada, Inc.	300	8,166
	Inmet Mining Corp.	400	8,977
	Jean Coutu Group PJC, Inc. Class A	1,000	6,048
	Kingsway Financial Services, Inc.	800	4,533
#	Kinross Gold Corp.	348	3,623
	Laurentian Bank of Canada	300	10,175
	Loblaw Companies, Ltd.	1,800	43,831
# *	Lundin Mining Corp.	2,100	3,136
*	MacDonald Dettweiler & Associates, Ltd.	900	16,151
	Manitoba Telecom Services, Inc.	300	10,601
	Maple Leaf Foods, Inc.	300	2,058
*	MDS, Inc.	800	8,356
	Metro, Inc. Class A	1,400	35,253

5

	National Bank of Canada	500	18,755
	Nexen, Inc.	4,305	68,363
	Niko Resources, Ltd.	600	26,284
	Northbridge Financial Corp.	300	7,447
*	Northgate Minerals Corp.	3,300	2,108
#	Nova Chemicals Corp.	800	10,387
*	Oilexco, Inc.	700	2,944
# *	Open Text Corp.	400	10,142
# *	OPTI Canada, Inc.	1,800	4,794
*	Pan Amer Silver Corp.	2,600	29,639
	Pason Systems, Inc.	700	7,184
*	Petrobank Energy & Resources, Ltd.	200	3,816
	Petro-Canada	3,800	95,024
	Potash Corp. of Saskatchewan, Inc.	700	59,587
*	ProEx Energy, Ltd.	500	5,140
*	Quadra Mining, Ltd.	500	2,074
	Quebecor, Inc. Class B	400	6,528
	Reitmans Canada, Ltd.	700	8,363
*	Research In Motion, Ltd.	100	5,063
#	Ritchie Brothers Auctioneers, Inc.	600	11,305
*	RONA, Inc.	800	7,799
	Royal Bank of Canada	4,027	156,496
	Russel Metals, Inc.	900	16,166
*	Saskatchewan Wheat Pool, Inc.	1,800	11,425
	Savanna Energy Services Corp.	700	5,808
	Shaw Communictions, Inc. Class B	600	10,509
	ShawCor, Ltd.	400	6,057
	Sherritt International Corp.	2,300	7,060
# *	Shore Gold, Inc.	2,500	1,307
# *	Silver Standard Resources, Inc.	300	2,554
*	Silver Wheaton Corp.	1,400	4,878
	Silvercorp Metals, Inc.	1,200	2,330
*	Sino-Forest Corp.	1,400	13,102
*	Stantec, Inc.	400	6,422
	Sun Life Financial, Inc.	2,900	68,211
	Suncor Energy, Inc.	800	19,215
	Talisman Energy, Inc.	11,200	110,671
#	Teck Cominco Class B	3,200	31,859
	Telus Corp.	300	10,596
#	The Thomson Corp.	300	7,064
*	Thompson Creek Metals Company, Inc.	4,800	28,474
#	Tim Hortons, Inc.	1,300	32,519
# *	Timminco, Ltd.	600	3,385
	Toromont Industries, Ltd.	400	7,570
#	Toronto Dominion Bank	2,300	108,617
	Torstar Corp. Class B	1,400	13,416
	Transalta Corp.	600	12,047
	TransCanada Corp.	1,600	48,346
	Transcontinental, Inc. Class A	600	6,073
#	Trican Well Service, Ltd.	800	7,500
*	TriStar Oil and Gas, Ltd.	2,600	22,111
# *	Uranium One, Inc.	4,000	3,385

6

# *	UTS Energy Corp.	1,900	1,450
	West Fraser Timber Co., Ltd.	300	7,967
	Yamana Gold, Inc.	7,300	34,825
TOTAL COMMON STOCKS			2,396,010

RIGHTS/WARRANTS — (0.0%)
# *	Kinross Gold Corp. Warrants 09/03/13	157	248

TOTAL — CANADA			2,396,258

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
#	Alk-Abello A.S.	90	7,141
	Coloplast A.S.	150	10,876
	D/S Norden A.S.	100	3,031
	Dampskibsselskabet Torm A.S. ADR	400	6,576
	Danisco A.S.	583	25,258
	Danske Bank A.S.	2,885	42,708
#	DSV A.S.	700	8,410
*	Genmab A.S.	400	18,065
*	Greentech Energy Systems A.S.	600	2,210
*	Jeudan A.S.	90	7,146
# *	Jyske Bank A.S.	1,250	36,921
	NKT Holding A.S.	250	9,139
	Novo-Nordisk A.S. Series B	100	5,360
	Novo-Nordisk A.S. Sponsored ADR	600	32,106
	Novozymes A.S. Series B	70	4,942
	Rockwool International A.S.	90	6,051
	SimCorp A.S.	50	4,116
	Sydbank A.S.	620	9,636
	Trygvesta A.S.	149	8,959
*	Vestas Wind Systems A.S.	315	12,902

TOTAL — DENMARK			261,553

FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
*	Ahlstrom Oyj	250	2,552
	Alma Media Oyj	1,118	10,485
	Cargotec Oyj Series B	286	3,959
	Finnair Oyj	1,214	6,123
	Fiskars Oyj Abp Series A	175	1,807
	Fortum Oyj	3,290	80,855
	Huhtamaki Oyj	632	4,234
	KCI Konecranes Oyj	433	7,358
#	Kemira Oyj	1,394	12,491
	Kesko Oyj	1,170	27,388
	Kone Oyj Series B	766	17,140
	Lassila & Tikanoja Oyj	682	10,952
	Metso Corp. Oyj	1,260	16,744
#	Neste Oil Oyj	3,500	55,359

7

	Nokia Oyj Sponsored ADR	10,100	153,318
	Nokian Renkaat Oyj	253	3,308
	Orion Oyj Series A	463	6,792
	Orion Oyj Series B	482	7,083
	Outokumpu Oyj Series A	824	8,539
*	Outotec Oyj	108	1,443
	Pohjola Bank P.L.C.	687	9,243
	Poyry Oyj	706	9,372
#	Ramirent Oyj	548	2,209
*	Ruukki Group Oyj	1,697	3,089
	Sampo Oyj	3,436	68,857
#	Sanoma Oyj	1,130	17,294
#	Stockmann Oyj Abp Series B	275	3,706
	Stora Enso Oyj Series R	7,914	73,596
	TietoEnator Oyj	806	8,939
	UPM-Kymmene Oyj	8,399	118,765
	Wartsila Corp. Oyj Series B	1,036	26,248
	YIT Oyj	373	2,323

TOTAL — FINLAND			781,571

FRANCE — (7.6%)
COMMON STOCKS — (7.6%)
	Accor SA	603	23,460
	Aeroports de Paris	558	33,212
	Air France-KLM	1,095	15,776
	Air Liquide SA	1,045	90,196
*	Alcatel-Lucent SA	6,583	16,999
	Alstom SA	259	12,837
*	Altran Technologies SA	1,385	6,960
	April Group SA	128	4,642
	Arkema	452	10,346
	Atos Origin SA	590	13,701
	AXA SA	1,551	29,630
	AXA SA Sponsored ADR	5,800	108,518
	bioMerieux	95	7,713
	BNP Paribas SA	2,762	199,420
	Bongrain SA	97	5,394
#	Bourbon SA	310	8,741
	Bouygues SA	1,358	57,824
	Capgemini SA	1,725	55,579
	Carbone Lorraine SA	173	5,145
	Carrefour SA	2,045	86,391
	Christian Dior SA	599	36,289
	Cie Generale D’Optique Essilor Intenational SA	1,550	69,530
	Ciments Francais SA	106	7,696
	CNP Assurances	345	27,799
	Compagnie de Saint-Gobain	2,318	89,444
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,200	19,500
	Compagnie Generale des Establissements Michelin Series B	721	37,111
	Credit Agricole SA	5,769	83,460

8

	Dassault Systemes SA ADR	500	20,425
	Derichebourg	1,159	3,653
	EDF Energies Nouvelles SA	145	4,521
	Electricite de France	727	43,681
	Eramet SA	14	2,838
	Establissements Maurel et Prom	579	6,867
#	Euler Hermes SA	87	4,286
#	European Aeronautic Defence & Space Co.	1,656	27,544
	Eutelsat Communications	354	7,598
	Fimalac SA	138	6,003
	France Telecom SA Sponsored ADR	4,900	124,068
	GDF Suez	2,973	132,339
*	Gemalto NV	610	17,091
	Groupe Danone	1,067	59,412
*	Groupe Eurotunnel SA	2,120	14,541
	Groupe Steria SCA	808	10,580
	Guyenne et Gascogne SA	72	5,430
	Havas SA	2,322	4,633
	Imerys SA	114	5,190
	Ipsen SA	95	3,611
	Ipsos SA	347	8,723
#	JC Decaux SA	773	13,433
	Lafarge SA	1,341	88,650
	Lagardere S.C.A.	1,427	56,738
	Legrand SA	534	8,886
	L’Oreal SA	1,137	86,098
	LVMH (Louis Vuitton Moet Hennessy)	411	27,350
	M6 Metropole Television	468	7,371
	Manitou BF SA	331	4,637
	Natixis	7,122	15,772
	Neopost SA	99	8,289
	Nexans SA	210	11,978
#	Nexity	235	2,047
#	Orco Property Group	110	1,451
# *	Orpea	167	5,433
#	PagesJaunes SA	529	5,015
#	Pernod-Ricard SA	1,025	66,747
	Peugeot SA	815	21,748
	Pierre & Vacances	107	4,900
	PPR SA	533	33,968
	Publicis Groupe	518	11,707
	Rallye SA	68	1,377
#	Remy Cointreau SA	167	6,949
	Renault SA	925	28,349
#	Rexel SA	679	6,621
	Rhodia SA	501	4,287
	Rubis SA	110	6,092
#	Safran SA	2,541	32,249
	Sanofi - Aventis ADR	3,480	110,038
	Schneider Electric SA	1,747	104,711
	SCOR SE	1,742	28,540
	SEB SA	180	6,048

9

	Sechilienne SA	154	5,913
	Societe BIC SA	218	11,515
	Societe Generale Paris	1,767	96,310
#	Societe Television Francaise 1	689	8,834
	Sodexho Alliance SA	186	8,931
	Sperian Protection	50	3,075
#	STMicroelectronics NV	3,271	26,889
	Technip SA	1,197	35,844
	Teleperformance SA	324	6,991
	Thales SA	871	34,949
*	Theolia SA	382	2,655
	Total SA	526	28,937
	Total SA Sponsored ADR	4,825	267,498
*	UbiSoft Entertainment SA	584	30,870
	Valeo SA	289	5,034
	Vallourec SA	393	43,961
	Vinci SA	2,490	89,609
	Vivendi SA	5,942	155,319
	Wendel	356	17,009
	Zodiac SA	203	7,938

TOTAL — FRANCE			3,381,907

GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
	Aareal Bank AG	322	2,557
	Adidas-Salomon AG	1,302	45,227
#	Aixtron AG	817	4,019
	Allianz SE	1,837	138,233
	Allianz SE Sponsored ADR	5,100	38,658
	Altana AG	571	6,308
	AMB Generali Holding AG	138	15,092
*	Arcandor AG	1,198	2,891
	BASF AG	2,595	87,116
	Bauer AG	98	3,446
#	Bayer AG	1,088	60,855
	Bayerische Motoren Werke AG	3,701	93,852
	Bilfinger Berger AG	328	14,839
	Commerzbank AG	2,899	31,184
	Continental AG	480	19,724
	Daimler AG	2,654	91,179
	Daimler AG Sponsored ADR	700	24,150
*	Demag Cranes AG	197	3,823
	Deutsche Bank AG	1,258	46,995
	Deutsche Bank AG ADR	810	30,764
	Deutsche Boerse AG	86	6,759
	Deutsche Lufthansa AG	463	6,413
	Deutsche Post AG	3,149	34,528
	Deutsche Postbank AG	282	5,729
	Deutsche Telekom AG	12,457	184,967
	Deutsche Telekom AG Sponsored ADR	2,000	29,700
*	Deutsche Wohnen AG	315	2,884

10

#	Deutz AG	1,039	3,195
	Douglas Holding AG	193	7,260
	DVB Bank SE	300	9,858
	E.ON AG	4,346	166,325
	Fielmann AG	130	7,244
#	Fraport AG	315	10,089
*	Freenet AG	613	3,698
	GEA Group AG	951	13,705
*	Gerresheimer AG	299	10,101
	GFK AG	415	8,174
	Gildemeister AG	720	7,023
	Hannover Rueckversicherung AG	599	14,859
#	Heidelberger Druckmaschinen AG	399	3,765
#	Heidelberger Zement AG	207	14,836
	Henkel KGAA	473	11,566
	Hochtief AG	1,112	34,479
#	Hypo Real Estate Holding AG	798	5,097
*	Infineon Technologies AG	2,507	7,843
*	Infineon Technologies AG ADR	6,200	19,406
	K&S AG	821	31,802
	Kloeckner & Co. SE	264	3,850
	Kontron AG	640	5,015
	Krones AG	127	5,579
#	Kuka AG	336	5,838
	KWS Saat AG	54	6,671
#	Lanxess AG	532	8,052
	Leoni AG	189	2,395
	Linde AG	125	10,514
	MAN AG	1,113	54,053
#	Medion AG	557	5,227
	Metro AG	1,009	32,071
	Munchener Rueckversicherungs-Gesellschaft AG	630	81,786
	MVV Energie AG	114	4,484
	Norddeutsche Affinerie AG	245	7,845
# *	Nordex AG	320	4,325
#	Pfleiderer AG	423	3,683
# *	Premiere AG	495	1,207
	Puma AG Rudolf Dassler Sport	53	8,868
# *	Q-Cells AG	559	22,135
#	Rheinmetall AG	288	8,777
	Rhoen-Klinikum AG	525	11,291
	RWE AG	1,194	99,290
	Salzgitter AG	347	22,819
	SAP AG	717	25,308
	SAP AG Sponsored ADR	1,500	52,995
*	SGL Carbon AG	273	5,359
	Siemens AG	858	51,541
	Siemens AG Sponsored ADR	3,500	210,525
	Software AG	147	7,205
*	Solarworld AG	599	14,940
	Stada Arzneimittel AG	555	16,931
#	Suedzucker AG	979	10,884

11

	Symrise AG	851	10,342
	ThyssenKrupp AG	723	13,548
#	TUI AG	1,828	22,009
	United Internet AG	444	3,985
#	Volkswagen AG	328	198,530
	Vossloh AG	35	2,667
	Wacker Chemie AG	130	14,145
	Wincor Nixdorf AG	165	7,167

TOTAL — GERMANY			2,506,073

GREECE — (0.7%)
COMMON STOCKS — (0.7%)
	Agricultural Bank of Greece S.A.	2,272	5,395
	Alapis Holdings Industrial & Commercial S.A.	4,899	7,026
	Alpha Bank A.E.	1,803	26,324
	Bank of Greece	135	8,694
	Coca-Cola Hellenic Bottling Co. S.A.	225	3,140
	Coca-Cola Hellenic Bottling Co. S.A. ADR	500	7,050
	EFG Eurobank Ergasias S.A.	2,253	24,489
	EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	8,848
	Fourlis Holdings S.A.	184	2,070
	Hellenic Exchanges S.A.	754	6,589
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	10,164
*	Marfin Financial Group S.A.	6,097	26,840
	Motor Oil (Hellas) Corinth Refineries S.A.	833	9,035
	Mytilineos Holdings S.A.	611	3,856
	National Bank of Greece S.A.	2,269	49,846
	National Bank of Greece S.A. ADR	4,590	20,058
	OPAP S.A.	1,399	30,547
	Piraeus Bank S.A.	1,300	16,491
# *	StMicroelectronics NV ADR	4,375	36,137
	TT Hellenic Postbank S.A.	692	4,303

TOTAL — GREECE			306,902

HONG KONG — (1.0%)
COMMON STOCKS — (1.0%)
	Allied Properties, Ltd.	48,000	6,115
*	Associated International Hotels	4,000	4,893
	BOC Hong Kong (Holdings), Ltd.	5,500	6,297
	C C Land Holdings, Ltd.	20,000	3,633
	Cathay Pacific Airways, Ltd.	7,000	8,542
	Cheung Kong Holdings, Ltd.	3,000	28,805
	Dah Sing Financial Holdings, Ltd.	1,600	3,881
	First Pacific Co., Ltd.	14,000	5,656
*	Foxconn International Holdings, Ltd.	7,000	2,576
	Great Eagle Holdings, Ltd.	4,058	4,659
	Hang Lung Group, Ltd.	6,000	19,308
	Hang Lung Properties, Ltd.	10,000	24,435
	Henderson Land Development Co., Ltd.	4,000	14,466
	Hong Kong and Shanghai Hotels, Ltd.	6,500	6,139

12

	Hong Kong Electric Holdings, Ltd.	5,000	26,949
	Hong Kong Exchanges & Clearing, Ltd.	3,100	31,437
	Hopewell Highway Infrastructure, Ltd.	13,500	8,838
	Hutchison Whampoa, Ltd.	6,000	32,423
	Industrial & Commercial Bank of China (Asia), Ltd.	25,000	26,344
	Kerry Properties, Ltd.	4,500	11,304
	Kowloon Development Co., Ltd.	7,000	2,374
	Lee & Man Paper Manufacturing, Ltd.	4,400	1,438
	Li & Fung, Ltd.	4,000	8,028
	Lifestyle International Holdings, Ltd.	4,500	3,004
	Melco International Development, Ltd.	8,000	1,433
# *	Mongolia Energy Corp., Ltd.	21,000	9,008
	MTR Corp., Ltd.	3,000	6,648
	New World China Land, Ltd.	15,600	2,672
	New World Development Co., Ltd.	20,030	16,674
	NWS Holdings, Ltd.	10,068	10,510
	Pacific Basin Shipping, Ltd.	21,000	11,244
	Shangri-La Asia, Ltd.	4,000	5,663
	Shun Tak Holdings, Ltd.	8,000	1,594
	Sino Land Co., Ltd.	10,022	8,811
	Sun Hung Kai Properties, Ltd.	5,000	43,805
	Television Broadcasts, Ltd.	2,000	5,562
	Transport International Holdings, Ltd.	2,800	6,743
	Wharf Holdings, Ltd.	5,000	9,976
	Wheelock and Co., Ltd.	6,000	8,988
	Wheelock Properties, Ltd.	15,000	5,086
	Wing Lung Bank, Ltd.	1,000	19,806

TOTAL — HONG KONG			465,767

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	2,797	14,899
	Allied Irish Banks P.L.C. Sponsored ADR	2,100	21,735
*	Anglo Irish Bank Corp. P.L.C.	5,570	17,878
*	Aryzta AG	214	7,629
*	Bank of Ireland P.L.C.	6,147	18,151
	Bank of Ireland P.L.C. Sponsored ADR	300	3,642
	C&C Group P.L.C.	1,632	2,378
	CRH P.L.C.	3,022	66,415
	DCC P.L.C.	432	6,746
*	Dragon Oil P.L.C.	1,859	4,770
*	Elan Corp. P.L.C. Sponsored ADR	3,300	25,179
	Independent News & Media P.L.C.	4,334	3,536
	Irish Life & Permanent P.L.C.	1,177	3,430
	Kerry Group P.L.C.	1,797	40,112
	Kingspan Group P.L.C.	1,288	7,403
	Paddy Power P.L.C.	352	6,001
*	United Drug P.L.C.	1,825	7,091

TOTAL — IRELAND			256,995

13

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
	ACEA SpA	926	12,074
	AEM SpA	14,901	27,159
	Alleanza Assicurazioni SpA	4,265	28,433
	Assicurazioni Generali SpA	1,087	27,451
	Azimut Holding SpA	1,156	6,635
*	Banca Carige SpA	17,605	37,636
*	Banca Italease SpA	1,114	5,418
#	Banca Monte Dei Paschi di Siena SpA	25,063	48,659
	Banca Piccolo Credito Valtellinese Scarl SpA	1,256	9,490
	Banca Popolare dell’Etruria e del Lazio Scarl	1,068	7,005
	Banca Popolare di Milano Scarl	1,158	6,777
	Banco Popolare Scarl	6,451	80,476
	Buzzi Unicem SpA	1,190	14,461
	C.I.R. SpA - Compagnie Industriali Riunite	3,568	3,833
	Credito Emiliano SpA	697	4,462
	Davide Campari - Milano SpA	1,209	8,439
	Enel SpA	5,706	38,175
	ERG SpA	536	7,166
# *	Fastweb SpA	316	5,622
	Fiat SpA	1,487	11,799
	Fondiaria - Sai SpA	433	8,135
# *	Gemina SpA	6,656	3,872
	Geox SpA	707	5,220
#	Gruppo Editoriale L’Espresso SpA	2,471	3,685
	Hera SpA	4,615	10,174
# *	Impregilo SpA	2,167	5,766
	Intesa Sanpaolo SpA	15,878	58,112
	Iride SpA	3,033	4,725
#	Italcementi SpA	651	7,588
	Italmobiliare SpA	111	4,559
	Mediaset SpA	5,201	28,257
	Milano Assicurazioni SpA	5,077	16,598
	Parmalat SpA	15,982	28,061
	Pirelli & Co. SpA	24,238	8,546
*	Prysmian SpA	490	5,944
	Saipem SpA	1,032	19,398
	Saras SpA	3,128	11,006
	Snam Rete Gas SpA	4,620	23,387
*	Societa Iniziative Autostradali e Servizi SpA	314	2,042
	Societe Cattolica di Assicurazoni Scrl SpA	237	8,675
	Telecom Italia SpA Sponsored ADR	8,900	101,460
	UniCredito Italiano SpA	38,894	95,213
	Unione di Banche Italiane ScpA	1,930	32,559
	Unipol Gruppo Finanziario SpA	5,663	10,047

TOTAL — ITALY			894,199

14

JAPAN — (18.9%)
COMMON STOCKS — (18.9%)
	Advantest Corp. ADR	500	7,180
#	AEON Co., Ltd.	6,600	63,288
	Aioi Insurance Co., Ltd.	3,000	12,319
	Air Water, Inc.	1,000	9,415
	Aisin Seiki Co., Ltd.	1,300	23,004
	Ajinomoto Co., Inc.	6,000	51,806
	Alps Electric Co., Ltd.	1,000	5,501
	Amada Co., Ltd.	6,000	27,554
*	Aozora Bank, Ltd.	8,000	6,680
	Asahi Breweries, Ltd.	1,500	24,759
	Asahi Glass Co., Ltd.	8,000	50,270
	Asahi Kasei Corp.	9,000	33,853
	Asics Corp.	1,000	6,266
	Astellas Pharma, Inc.	2,100	84,585
	Bridgestone Corp.	1,100	19,231
	Brother Industries, Ltd.	1,800	12,279
	Canon Marketing Japan, Inc.	600	10,037
	Canon, Inc. Sponsored ADR	2,100	71,967
	Capcom Co., Ltd.	200	4,459
	Casio Computer Co., Ltd.	900	5,781
	Central Japan Railway Co.	2	16,429
	Chubu Electric Power Co., Ltd.	2,500	65,463
	Chugai Pharmaceutical Co., Ltd.	900	12,800
	Circle K Sunkus Co., Ltd.	1,500	25,502
	Citizen Holdings Co., Ltd.	2,400	13,279
	Coca-Cola West Japan Co., Ltd.	500	10,028
	Comsys Holdings Corp.	1,000	7,149
	Cosmo Oil Co., Ltd.	7,000	14,891
#	CSK Holdings Corp.	600	5,015
	Dai Nippon Printing Co., Ltd.	4,000	47,261
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	15,802
	Daido Steel Co., Ltd.	2,000	6,339
	Daifuku Co., Ltd.	1,500	8,070
	Daihatsu Motor Co., Ltd.	1,000	7,404
	Daiichi Sankyo Co, Ltd.	2,500	51,262
	Daikin Industries, Ltd.	300	6,748
	Dainippon Ink & Chemicals, Inc.	7,000	11,315
	Dainippon Screen Manufacturing Co., Ltd.	5,000	10,660
	Daio Paper Corp.	1,000	7,550
	Daiwa House Industry Co., Ltd.	4,000	35,560
	Daiwa Securities Co., Ltd.	4,000	22,614
	DCM Japan Holdings Co., Ltd.	1,300	9,528
	Denso Corp.	1,900	37,032
#	Dentsu, Inc.	27	44,303
#	Disco Corp.	300	7,190
#	Don Quijote Co., Ltd.	600	10,880
	Dowa Holdings Co., Ltd.	2,000	6,028
	East Japan Railway Co.	7	49,812
#	Ebara Corp.	6,000	11,960
#	Edion Corp.	1,300	8,837
	Eisai Co., Ltd.	300	9,733
	Electric Power Development Co., Ltd.	300	8,932
# *	Elpida Memory, Inc.	800	4,265

15

	Exedy Corp.	400	5,731
#	Ezaki Glico Co., Ltd.	1,000	10,030
	FamilyMart Co., Ltd.	400	15,848
	Fanuc, Ltd.	400	26,651
	Fast Retailing Co., Ltd.	100	10,661
	Fuji Electric Holdings Co., Ltd.	9,000	13,131
	Fuji Heavy Industries, Ltd.	6,000	21,106
	Fuji Oil Co., Ltd.	1,100	12,628
#	Fuji Soft, Inc.	600	10,071
	FUJIFILM Holdings Corp.	1,000	23,020
	Fujikura, Ltd.	3,000	8,598
	Fujitsu, Ltd.	5,000	19,659
	Fukuoka Financial Group, Inc.	4,000	13,230
	Fukuyama Transporting Co., Ltd.	7,000	29,739
	Furukawa Electric Co., Ltd.	4,000	12,083
	Futaba Industrial Co., Ltd.	500	3,114
	Glory, Ltd.	500	7,166
	GS Yuasa Corp.	5,000	12,639
	H2O Retailing Corp.	3,000	18,514
	Hakuhodo Dy Holdings, Inc.	200	9,107
#	Hamamatsu Photonics K.K.	400	8,878
	Hankyu Hanshin Holdings, Inc.	5,000	23,587
	Hanwa Co., Ltd.	3,000	7,920
	Haseko Corp.	4,500	4,072
	Heiwado Co., Ltd.	700	10,419
	Hino Motors, Ltd.	2,000	4,622
	Hisamitsu Pharmaceutical Co., Inc.	300	12,504
	Hitachi Cable, Ltd.	3,000	6,319
	Hitachi Chemical Co., Ltd.	3,300	33,719
	Hitachi Construction Machinery Co., Ltd.	100	1,161
	Hitachi High-Technologies Corp.	600	9,732
	Hitachi Koki Co., Ltd.	800	6,139
	Hitachi Maxell, Ltd.	800	5,698
	Hitachi Metals, Ltd.	1,000	7,519
	Hitachi Software Engineering Co., Ltd.	500	7,053
	Hitachi Transport System, Ltd.	1,100	14,710
# *	Hitachi Zosen Corp.	9,000	7,661
	Hitachi, Ltd. Sponsored ADR	1,700	79,968
	Hokkaido Electric Power Co., Inc.	1,600	35,879
	Hokuhoku Financial Group, Inc.	11,000	21,767
	Hokuriku Electric Power Co., Inc.	500	13,177
	Honda Motor Co., Ltd. Sponsored ADR	5,600	138,712
	Horiba, Ltd.	300	4,442
	Hosiden Corp.	800	8,401
#	House Foods Corp.	700	11,378
	Hoya Corp.	1,100	20,086
	Ibiden Co., Ltd.	800	14,965
	Idemitsu Kosan Co., Ltd.	200	11,661
	IHI Corp.	9,000	10,919
	Imperial Hotel, Ltd.	200	4,322
# *	Isetan Mitsukoshi Holdings, Ltd.	3,100	29,200
	Isuzu Motors, Ltd.	14,000	24,597

16

	ITO EN, Ltd.	600	9,556
	Itochu Corp.	11,000	58,132
	Itochu Techno-Solutions Corp.	400	9,373
	Itoham Foods, Inc.	2,000	6,140
	Izumi Co., Ltd.	700	9,084
#	Japan Airport Terminal Co., Ltd.	700	8,614
	Japan Petroleum Exploration Co., Ltd.	300	11,427
	Japan Tobacco, Inc.	10	35,477
	JFE Holdings, Inc.	700	17,861
	JS Group Corp.	2,000	25,898
	JSR Corp., Tokyo	2,800	31,584
	JTEKT Corp.	4,100	31,459
	Juroku Bank, Ltd.	2,000	7,377
	Kajima Corp.	7,000	20,247
	Kaken Pharmaceutical Co., Ltd.	1,000	8,305
	Kamigumi Co., Ltd.	1,000	7,956
	Kaneka Corp.	2,000	9,333
	Kansai Electric Power Co., Inc.	2,400	60,181
	Kansai Paint Co., Ltd.	7,000	39,068
	Kao Corp.	1,000	29,242
	Kawasaki Heavy Industries, Ltd.	14,000	25,364
	Kawasaki Kisen Kaisha, Ltd.	9,000	35,657
	Kayaba Industry Co., Ltd.	3,000	5,788
	KDDI Corp.	9	53,924
	Keihin Corp.	600	5,363
#	Kikkoman Corp.	1,000	10,083
	Kintetsu Corp.	7,000	26,794
	Kirin Holdings Co., Ltd.	3,000	33,181
	Kiyo Holdings, Inc.	9,000	14,533
	Kobe Steel, Ltd.	11,000	17,842
	Koito Manufacturing Co., Ltd.	1,000	7,766
	Kokuyo Co., Ltd.	1,500	10,576
	Komatsu, Ltd.	5,000	54,968
#	Komeri Co., Ltd.	300	6,784
	Komori Corp.	900	10,290
	Konica Minolta Holdings, Inc.	3,000	19,702
	Kubota Corp. Sponsored ADR	1,000	24,770
	Kuraray Co., Ltd.	2,500	19,132
	Kureha Corp.	2,000	8,873
	Kurita Water Industries, Ltd.	300	6,845
	K’s Holdings Corp.	600	9,907
	Kyocera Corp. Sponsored ADR	1,000	60,240
	Kyowa Hakko Kirin Co., Ltd.	1,000	8,334
	Kyushu Electric Power Co., Inc.	1,400	32,095
	Leopalace21 Corp.	2,100	15,631
	Lintec Corp.	700	8,190
	Mabuchi Motor Co., Ltd.	400	15,822
	Maeda Road Construction Co., Ltd.	1,000	7,117
	Makita Corp. Sponsored ADR	100	1,800
	Marubeni Corp.	15,000	58,276
	Maruha Nichiro Holdings, Inc.	6,000	9,151
	Maruichi Steel Tube, Ltd.	400	9,099

17

	Mazda Motor Corp.	5,000	11,089
#	Meiji Dairies Corp.	2,000	9,122
	Meiji Seika Kaisha, Ltd.	3,000	12,267
	Meitec Corp.	300	5,928
	Minebea Co., Ltd.	2,000	5,398
	Miraca Holdings, Inc.	600	9,676
	Misumi Group, Inc.	500	7,649
	Mitsubishi Chemical Holdings Corp.	9,500	38,405
	Mitsubishi Corp.	3,900	65,371
	Mitsubishi Electric Corp.	8,000	49,595
	Mitsubishi Estate Co., Ltd.	4,000	71,453
	Mitsubishi Gas Chemical Co., Inc.	2,000	7,359
	Mitsubishi Heavy Industries, Ltd.	9,000	28,857
	Mitsubishi Materials Corp.	4,000	9,032
# *	Mitsubishi Motors Corp.	13,000	17,972
	Mitsubishi Tanabe Pharma Corp.	1,000	10,525
	Mitsubishi UFJ Financial Group, Inc.	21,100	132,596
	Mitsui & Co., Ltd. Sponsored ADR	273	52,495
	Mitsui Chemicals, Inc.	10,000	34,915
#	Mitsui Engineering and Shipbuilding Co., Ltd.	6,000	8,396
	Mitsui Fudosan Co., Ltd.	3,000	52,330
	Mitsui O.S.K. Lines, Ltd.	4,000	20,888
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,800	50,019
	Mitsumi Electric Co., Ltd.	300	3,946
	Miura Co., Ltd.	400	8,216
	Mizuho Financial Group, Inc.	13	31,743
#	Mizuho Investors Securities Co., Ltd.	9,000	7,138
	Mizuho Trust & Banking Co., Ltd.	10,000	11,751
#	Mori Seiki Co., Ltd.	700	6,427
	Morinaga Milk Industry Co., Ltd.	4,000	12,939
	Murata Manufacturing Co., Ltd.	1,000	34,464
	Musashino Bank, Ltd.	400	12,049
	Nabtesco Corp.	1,000	6,099
	Nagase & Co., Ltd.	2,000	17,138
	Nagoya Railroad Co., Ltd.	8,000	24,879
	NEC Corp.	22,000	65,225
*	NEC Electronics Corp.	400	4,029
	NGK Insulators, Ltd.	1,000	10,387
	Nichicon Corp.	1,300	8,111
	Nichirei Corp.	2,000	8,484
	Nidec Corp. ADR	2,800	37,100
	Nifco, Inc.	500	7,349
	Nihon Parkerizing Co., Ltd.	1,000	11,792
	Nihon Unisys, Ltd.	2,600	25,011
	Nikon Corp.	1,000	14,093
#	Nintendo Co., Ltd.	100	32,131
	Nippon Electric Glass Co., Ltd.	1,000	6,015
	Nippon Flour Mills Co., Ltd.	2,000	9,170
	Nippon Kayaku Co., Ltd.	2,000	9,159
	Nippon Konpo Unyu Soko Co., Ltd.	1,000	9,802
	Nippon Light Metal Co., Ltd.	7,000	6,614
	Nippon Mining Holdings, Inc.	3,500	10,715

18

	Nippon Mitsubishi Oil Corp.	16,000	65,676
	Nippon Paint Co., Ltd.	3,000	11,572
	Nippon Paper Group, Inc.	18	48,108
	Nippon Sheet Glass Co., Ltd.	7,000	22,893
	Nippon Shinyaku Co., Ltd.	1,000	9,887
	Nippon Shokubai Co., Ltd.	2,000	11,590
	Nippon Steel Corp.	7,000	23,561
	Nippon Suisan Kaisha, Ltd.	2,700	6,737
	Nippon Telegraph & Telephone Corp. ADR	3,400	69,190
	Nippon Yakin Kogyo Co., Ltd.	2,000	5,548
#	Nippon Yusen K.K.	8,000	38,685
	Nipponkoa Insurance Co., Ltd.	3,000	17,981
	Nipro Corp.	1,000	15,331
	Nishimatsu Construction Co., Ltd.	4,000	8,230
	Nishi-Nippon Railroad Co., Ltd.	3,000	11,025
	Nissan Motor Co., Ltd.	4,200	20,859
	Nissan Shatai Co., Ltd.	1,000	6,531
	Nissay Dowa General Insurance Co., Ltd.	2,000	8,897
	Nissha Printing Co., Ltd.	500	27,805
	Nisshin Seifun Group, Inc.	1,000	10,841
	Nisshin Steel Co., Ltd.	3,000	4,018
	Nisshinbo Industries, Inc.	1,000	5,812
#	Nissin Foods Holdings Co., Ltd.	300	8,575
	Nissin Kogyo Co., Ltd.	700	6,413
	Nitori Co., Ltd.	200	12,531
	Nitto Denko Corp.	1,900	42,079
	NOF Corp.	2,000	5,625
	NOK Corp.	500	4,760
	Nomura Holdings, Inc. ADR	3,000	28,200
	Nomura Real Estate Holdings, Inc.	400	7,837
	Nomura Securities Co., Ltd.	2,500	23,686
	NSK, Ltd.	11,000	44,896
	NTN Corp.	5,000	18,634
	NTT Data Corp.	5	16,520
	NTT DoCoMo, Inc. Sponsored ADR	3,800	58,900
	Obayashi Corp.	4,000	19,571
	Obic Co., Ltd.	60	7,344
	Odakyu Electric Railway Co., Ltd.	2,000	14,664
	Oji Paper Co., Ltd.	6,000	22,908
	Okasan Securities Group, Inc.	2,000	8,655
*	Oki Electric Industry Co., Ltd.	12,000	9,937
	Okinawa Electric Power Co., Ltd.	200	11,726
	OKUMA Corp.	2,000	8,794
	Olympus Corp.	1,000	19,272
	Omron Corp.	1,000	14,716
	Ono Pharmaceutical Co., Ltd.	300	13,991
	Osaka Gas Co., Ltd.	14,000	49,521
#	OSG Corp.	1,100	7,955
	Otsuka Corp.	500	25,149
#	Pacific Metals Co., Ltd.	2,000	8,829
	Panasonic Corp. Sponsored ADR	5,800	91,524
	Panasonic Electric Works Co., Ltd.	4,000	34,911

19

	Parco Co., Ltd.	900	8,161
#	Pioneer Electronic Corp.	1,000	2,966
	Q.P. Corp.	1,000	11,499
#	Rengo Co., Ltd.	3,000	15,298
	Resona Holdings, Inc.	4	4,194
	Ricoh Co., Ltd.	3,000	32,286
	Rohm Co., Ltd.	500	24,093
	Rohto Pharmaceutical Co., Ltd.	1,000	11,338
	Ryohin Keikaku Co., Ltd.	125	5,981
	Ryosan Co., Ltd.	500	9,513
#	Sagami Railway Co., Ltd.	3,000	12,034
	Saibu Gas Co., Ltd.	4,000	9,874
	Sanden Corp.	2,000	5,593
	Sankyu, Inc., Tokyo	2,000	6,303
# *	Sanyo Electric Co., Ltd.	5,000	7,589
	Sapporo Hokuyo Holdings, Inc.	2	8,626
	Sapporo Holdings, Ltd.	2,000	11,003
*	SBI Holdings, Inc.	266	31,920
	Secom Co., Ltd.	300	11,443
	Seiko Epson Corp.	2,300	34,543
	Sekisui Chemical Co., Ltd.	2,000	11,685
	Sekisui House, Ltd.	2,000	20,055
	Seven & I Holdings Co., Ltd.	2,600	73,003
	Sharp Corp.	8,000	57,098
#	Shiga Bank, Ltd.	2,000	12,418
#	Shikoku Bank, Ltd.	3,000	13,734
	Shikoku Electric Power Co., Inc.	400	11,738
#	Shima Seiki Manufacturing Co., Ltd.	300	5,555
	Shimachu Co., Ltd.	600	13,684
	Shimadzu Corp.	2,000	13,685
	Shimizu Corp.	2,000	9,814
	Shin-Etsu Chemical Co., Ltd.	1,800	95,680
	Shinko Securities Co., Ltd.	3,000	7,439
#	Shinsei Bank, Ltd.	5,000	7,670
	Shionogi & Co., Ltd.	1,000	17,020
	Shizuoka Bank, Ltd.	3,000	26,495
	Showa Denko K.K.	9,000	13,671
	SKY Perfect JSAT Holdings, Inc.	27	10,184
#	SMC Corp.	300	28,321
	Snow Brand Milk Products Co., Ltd.	3,000	11,373
	Softbank Corp.	1,400	13,786
	Sohgo Security Services Co., Ltd.	800	7,481
	Sojitz Corp.	23,800	39,771
	Sompo Japan Insurance, Inc.	6,000	42,055
	Sony Corp. Sponsored ADR	3,500	81,340
	Sony Financial Holdings, Inc.	3	9,757
	Square Enix Holdings Co., Ltd.	300	7,558
#	Star Micronics Co., Ltd.	700	7,583
	Sumco Corp.	900	9,746
	Sumitomo Chemical Co., Ltd.	10,000	30,594
	Sumitomo Corp.	5,700	50,149
	Sumitomo Electric Industries, Ltd.	5,600	45,341

20

	Sumitomo Forestry Co., Ltd.	1,300	8,530
	Sumitomo Heavy Industries, Ltd.	6,000	17,812
	Sumitomo Metal Industries, Ltd., Osaka	3,000	7,716
	Sumitomo Metal Mining Co., Ltd.	4,000	29,997
	Sumitomo Mitsui Financial Group, Inc.	7	28,062
	Sumitomo Rubber Industries, Ltd.	1,400	12,350
	Sumitomo Trust & Banking Co., Ltd.	6,000	27,786
	Sumitomo Warehouse Co., Ltd.	3,000	12,153
	Suruga Bank, Ltd.	1,000	9,413
	Suzuken Co., Ltd.	300	6,410
#	Suzuki Motor Corp.	1,200	17,609
	T&D Holdings, Inc.	200	7,640
	Tadano, Ltd.	1,000	4,434
	Taiheiyo Cement Corp.	5,000	5,820
	Taisei Corp.	19,000	43,788
	Taisho Pharmaceutical Co., Ltd.	1,000	18,012
	Taiyo Nippon Sanso Corp.	2,000	12,577
#	Taiyo Yuden Co., Ltd.	2,000	9,588
	Takashimaya Co., Ltd.	4,000	30,828
	Takata Corp.	1,000	7,234
	Takeda Pharmaceutical Co., Ltd.	300	14,906
	TDK Corp. Sponsored ADR	1,200	40,812
	Teijin, Ltd.	9,000	23,406
	Terumo Corp.	300	12,503
	The Akita Bank, Ltd.	3,000	12,473
	The Awa Bank, Ltd.	3,000	18,654
	The Bank of Iwate, Ltd.	200	12,430
#	The Bank of Kyoto, Ltd.	1,000	10,519
	The Bank of Nagoya, Ltd.	2,000	12,039
	The Bank of Okinawa, Ltd.	300	9,406
	The Chugoku Bank, Ltd.	1,000	13,757
	The Chugoku Electric Power Co., Ltd.	500	12,102
# *	The Daiei, Inc.	1,350	6,567
	The Daishi Bank, Ltd.	4,000	15,576
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	11,986
	The Fukui Bank, Ltd.	3,000	10,211
	The Hachijuni Bank, Ltd.	5,000	24,534
	The Higo Bank, Ltd.	3,000	16,605
	The Hiroshima Bank, Ltd.	3,000	11,148
	The Hokkoku Bank, Ltd.	4,000	15,058
	The Hyakugo Bank, Ltd.	2,000	11,233
	The Hyakujishi Bank, Ltd.	2,000	9,983
	The Iyo Bank, Ltd.	1,000	10,788
	The Japan Steel Works, Ltd.	1,000	7,084
	The Japan Wool Textile Co., Ltd.	1,000	7,470
#	The Joyo Bank, Ltd.	3,000	14,114
	The Kagoshima Bank, Ltd.	2,000	12,680
	The Keiyo Bank, Ltd.	2,000	8,966
#	The Nanto Bank, Ltd.	3,000	14,097
	The Nisshin Oillio Group, Ltd.	2,000	9,460
	The Ogaki Kyoritsu Bank, Ltd.	2,000	9,939
	The Oita Bank, Ltd.	2,000	12,414

21

	The San-in Godo Bank, Ltd.	2,000	14,317
	THK Co., Ltd.	1,700	23,280
	Toagosei Co., Ltd.	3,000	6,437
	Tobu Railway Co., Ltd.	6,000	30,483
	Toho Bank, Ltd.	3,000	12,768
	Toho Gas Co., Ltd.	4,000	23,088
	Tohuku Electric Power Co., Inc.	900	20,215
	Tokai Carbon Co., Ltd.	1,000	5,243
	Tokai Rika Co., Ltd.	400	4,046
	Tokio Marine Holdings, Inc.	1,500	46,269
	Tokuyama Corp.	2,000	10,128
	Tokyo Dome Corp.	2,000	6,531
	Tokyo Electric Power Co., Ltd	3,500	99,122
	Tokyo Electron, Ltd.	1,200	40,013
	Tokyo Gas Co., Ltd.	6,000	25,800
	Tokyo Ohka Kogyo Co., Ltd.	500	6,864
#	Tokyo Seimitsu Co., Ltd.	700	7,041
	Tokyo Tatemono Co., Ltd.	3,000	12,358
	Tokyo Tomin Bank, Ltd.	500	6,732
	Tokyu Corp.	3,000	11,786
	Tokyu Land Corp.	2,000	5,660
	Toppan Forms Co., Ltd.	1,300	12,075
	Toppan Printing Co., Ltd.	8,000	58,823
	Toray Industries, Inc.	10,000	46,433
	Toshiba Corp.	14,000	50,602
	Toshiba TEC Corp.	2,000	6,175
	Tosoh Corp.	2,000	3,988
	TOTO, Ltd.	2,000	13,955
#	Toyo Ink Manufacturing Co., Ltd.	3,000	7,952
	Toyo Seikan Kaisha, Ltd.	1,500	18,506
	Toyobo Co., Ltd.	8,000	11,346
	Toyoda Gosei Co., Ltd.	300	4,212
#	Toyota Auto Body Co., Ltd.	600	9,619
	Toyota Boshoku Corp	600	5,352
	Toyota Motor Corp. Sponsored ADR	3,800	289,142
	Toyota Tsusho Corp.	1,600	15,441
	Trend Micro, Inc.	500	12,231
	Tsubakimoto Chain Co.	2,000	5,578
	Tsumura & Co.	500	12,796
	Ube Industries, Ltd.	6,000	12,624
	Ulvac, Inc.	300	5,623
	UNY Co., Ltd.	3,000	23,380
#	Ushio, Inc.	700	9,457
#	Wacoal Corp.	2,000	21,667
	West Japan Railway Co.	3	13,202
#	Yahoo! Japan Corp.	43	14,228
	Yamada Denki Co., Ltd.	160	8,709
	Yamagata Bank, Ltd.	2,000	12,022
	Yamaguchi Financial Group, Inc.	3,000	28,695
	Yamaha Corp.	500	4,845
	Yamaha Motor Co., Ltd.	2,000	22,112
	Yamanashi Chuo Bank, Ltd.	2,000	11,375

22

	Yamatake Corp.	500	9,539
	Yamato Kogyo Co., Ltd.	300	7,090
	Yamato Transport Co., Ltd.	1,000	11,047
	Yaskawa Electric Corp.	3,000	13,165
	Yodogawa Steel Works, Ltd.	2,000	8,338
	Yokogawa Electric Corp.	1,100	5,094
	Yokohama Rubber Co., Ltd.	3,000	14,720

TOTAL — JAPAN			8,435,970

NETHERLANDS — (2.7%)
COMMON STOCKS — (2.7%)
#	Aalberts Industries NV	682	6,230
	Aegon NV	9,436	39,208
#	Akzo Nobel NV	898	37,326
#	Arcadis NV	510	6,036
	ArcelorMittal	2,467	64,047
# *	ASM International NV	503	4,835
#	ASML Holding NV	1,783	31,214
*	ASML Holding NV ADR	3,200	56,160
	Boskalis Westminster CVA	520	17,167
	Eriks Group NV	145	5,342
	Fugro NV	408	14,580
#	Heijmans NV	284	2,515
#	Heineken Holding NV	1,369	41,561
	Heineken NV	1,801	60,754
	Imtech NV	418	6,386
	ING Groep NV Sponsored ADR	7,500	69,825
	Koninklijke (Royal) KPN NV Sponsored ADR	1,400	20,160
	Koninklijke Ahold NV	2,360	25,335
	Koninklijke Bam Groep NV	1,599	14,212
	Koninklijke DSM NV	2,059	57,340
	Koninklijke KPN NV	1,826	25,716
	Koninklijke Philips Electronics NV	2,996	55,366
	Koninklijke Philips Electronics NV ADR	10,400	192,400
	Koninklijke Ten Cate NV	313	6,636
	Koninklijke Vopak NV	207	6,712
	Nutreco Holding NV	206	6,568
	Oce NV	613	2,837
#	OPG Groep NV	380	5,468
	Randstad Holdings NV	952	18,505
	Reed Elsevier NV	1,280	17,108
	Reed Elsevier NV ADR	700	18,655
*	Reinet Investments SCA	1,449	14,924
#	SBM Offshore NV	813	14,301
	Sligro Food Group NV	296	6,371
	Smit Internationale NV	90	6,072
	SNS Reaal	1,408	10,329
#	Telegraaf Media Groep NV	286	5,458
	TKH Group NV	442	7,045
	TNT NV	1,742	36,763
	Unilever NV	3,562	85,842

23

*	Unilever NV ADR	1,000	24,050
	USG People NV	903	9,438
#	Wolters Kluwer NV	3,588	63,516

TOTAL — NETHERLANDS			1,220,313

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
#	Fisher & Paykel Healthcare Corp.	4,279	7,459
	Fletcher Building, Ltd.	3,178	10,791
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	4,176
	Trustpower, Ltd.	1,752	7,582

TOTAL — NEW ZEALAND			30,008

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
#	Acergy SA	800	5,410
	Aker Kvaerner ASA	816	4,462
#	Cermaq ASA	800	3,143
	DnB NOR ASA Series A	6,022	34,900
	Fred Olsen Energy ASA	80	2,645
	Frontline, Ltd.	160	4,976
	Ganger Rolf ASA	240	4,208
#	Leroy Seafood Group ASA	500	4,383
*	Marine Harvest	26,000	4,200
	Norsk Hydro ASA	7,200	30,084
*	Norske Skogindustrier ASA Series A	2,500	8,617
	Orkla ASA	6,520	43,405
*	Petroleum Geo Services ASA	700	3,486
	Prosafe ASA	1,912	7,108
*	Prosafe Production Public, Ltd.	712	1,764
# *	Renewable Energy Corp. ASA	400	3,774
	Schibsted ASA	400	4,758
# *	Sevan Marine ASA	1,300	2,907
	StatoilHydro ASA	1,958	39,382
	StatoilHydro ASA Sponsored ADR	2,300	46,230
	Storebrand ASA	2,760	6,542
*	Subsea 7, Inc.	800	6,359
	Tandberg ASA Series A	700	8,661
	Telenor ASA	1,600	9,547
*	TGS Nopec Geophysical Co. ASA	865	4,810
	Tomra Systems ASA	1,800	8,371
	Veidekke ASA	1,400	4,334
	Yara International ASA	1,528	31,923

TOTAL — NORWAY			340,389

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	2,434	5,016
#	Banco Comercial Portugues SA	16,870	19,606
	Banco Espirito Santo SA	1,606	15,291

24

	Brisa SA	1,381	10,595
	Cimpor Cimentos de Portugal SA	1,352	6,169
	Energias de Portugal SA	12,937	44,065
	Galp Energia SGPS SA Series B	1,834	16,673
	Jeronimo Martins SGPS SA	1,413	7,211
	Portucel-Empresa Produtora de Pasta de Papel SA	11,580	24,673
	Portugal Telecom SA	1,124	7,393
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	4,151
	Sociedade de Investimento e Gestao SGPS SA	1,346	11,736
	Sonae SGPS SA	5,281	3,211

	TOTAL — PORTUGAL		175,790

	SINGAPORE — (0.4%)
	COMMON STOCKS — (0.4%)
*	Asia Food and Properties, Ltd.	21,000	2,699
	Capitaland, Ltd.	6,000	12,025
	City Developments, Ltd.	3,000	13,266
	Fraser & Neave, Ltd.	9,000	16,982
	Jardine Cycle & Carriage, Ltd.	1,025	6,575
	Keppel Corp., Ltd.	4,000	12,471
	Keppel Land, Ltd.	3,000	3,857
	Keppel Telecommunications and Transportation, Ltd.	3,000	1,822
	Raffles Education Corp., Ltd.	13,000	5,020
	SembCorp Industries, Ltd.	4,000	6,723
#	SembCorp Marine, Ltd.	7,000	8,699
	Singapore Airlines, Ltd.	2,000	15,323
	Singapore Exchange, Ltd.	4,000	14,318
	Singapore Press Holdings, Ltd.	7,000	15,291
	United Industrial Corp., Ltd.	5,000	4,537
	UOL Group, Ltd.	4,000	5,236
	Venture Corp., Ltd.	2,000	7,309
	Wilmar International, Ltd.	4,000	6,917
	Yanlord Land Group, Ltd.	7,000	3,591

	TOTAL — SINGAPORE		162,661

	SPAIN — (2.8%)
	COMMON STOCKS — (2.8%)
	Abengoa SA	312	4,556
	Abertis Infraestructuras SA	1,511	25,949
	Acciona SA	162	15,324
	Actividades de Construccion y Servicios SA	1,062	39,431
* #	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	11,700	135,720
	Banco de Sabadell SA	9,248	63,079
	Banco de Valencia SA	4,298	39,782
	Banco Espanol de Credito SA	1,821	23,167
	Banco Guipuzcoano SA	3,825	29,930
	Banco Pastor SA	1,221	10,150
	Banco Popular Espanol SA	3,456	31,452
#	Banco Santander SA Sponsored ADR	18,900	202,986
	Bankinter SA	3,821	41,230

25

*	Bolsas y Mercados Espanoles	993	24,232
	Cementos Portland Valderrivas SA	113	4,114
	Cia Espanola de Petroleous SA	174	15,394
	Cintra Concesiones de Infraestructuras de Transporte SA	705	6,272
	Construcciones y Auxiliar de Ferrocarriles SA	25	6,989
	Ebro Puleva SA	528	6,865
	Enagas SA	1,194	23,328
	Faes Farma SA	1,144	5,907
	Gamesa Corporacion Tecnologica SA	2,136	35,019
	Gas Natural SDG SA	856	26,346
	Gestevision Telecinco SA	1,355	10,879
	Grifols SA	710	14,130
	Grupo Catalana Occidente SA	257	4,042
	Grupo Empresarial Ence SA	1,265	5,838
	Grupo Ferrovial SA	729	22,467
	Iberdrola SA	8,457	61,206
	Indra Sistemas SA	739	14,360
	Industria de Diseno Textil SA	1,292	43,673
*	Laboratorios Almirall SA	479	4,243
	Obrascon Huarte Lain SA	306	3,844
	Prosegur Cia de Seguridad SA	249	7,074
	Red Electrica Corporacion SA	1,363	59,742
	Repsol YPF SA Sponsored ADR	1,100	21,032
*	Tecnicas Reunidas SA	73	2,085
	Telefonica SA Sponsored ADR	2,400	133,224
	Tubacex SA	1,104	3,937
	Tubos Reunidos SA	1,662	4,405
	Union Fenosa SA	453	9,612
	Viscofan SA	472	8,118
	Vocento SA	844	4,987
	Zardoya Otis SA	934	17,695

TOTAL — SPAIN			1,273,815

SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
	Alfa Laval AB	3,800	27,432
	Assa Abloy AB Series B	1,356	15,139
	Atlas Copco AB Series A	1,400	11,742
	Atlas Copco AB Series B	760	5,690
	Axfood AB	232	4,471
	Cloetta AB Series B	250	7,384
	D. Carnegie & Co. AB	700	1,903
#	Electrolux AB Series B	1,300	11,968
	Elekta AB Series B	1,000	12,646
#	Getinge AB	1,600	22,378
	Hakon Invest AB	600	6,848
#	Hennes & Mauritz AB Series B	1,512	54,219
	Hexagon AB	800	5,240
*	Hexpol AB	80	321
	Holmen AB Series B	1,000	28,187
#	Husqvarna AB Series B	2,100	14,560

26

	Intrum Justitia AB	600	5,928
#	JM AB	665	3,565
*	Lindab International AB	600	4,594
	Meda AB Series A	1,400	9,059
	Modern Times Group AB Series B	150	3,219
	NCC AB Series B	660	5,393
	Nobia AB	1,300	2,832
	Nordea Bank AB	4,881	39,122
# *	Oriflame Cosmetics SA	200	6,248
*	Pa Resources AB	1,600	4,029
#	Peab AB Series B	1,500	4,209
	Sandvik AB	3,301	21,424
	Scania AB Series B	700	5,753
	Securitas AB Series B	800	7,681
#	Skandinaviska Enskilda Banken AB Series A	2,172	21,526
	Skanska AB Series B	4,314	37,890
	SKF AB Series B	3,000	27,328
	Svenska Cellulosa AB Series B	4,188	30,926
	Svenska Handelsbanken AB Series A	3,109	57,134
#	Swedbank AB Series A	1,266	10,462
#	Telefonaktiebolaget LM Erricson Sponsored ADR	19,400	137,158
	TeliaSonera AB	1,500	6,600
#	Trelleborg AB Series B	498	2,977
	Volvo AB Series A	2,300	11,886
	Volvo AB Series B	5,500	28,741

TOTAL — SWEDEN			725,812

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	6,272	82,296
	ABB, Ltd. Sponsored ADR	4,100	53,915
# *	Actelion, Ltd.	385	20,339
#	Adecco SA	1,733	60,286
	Allreal Holding AG	64	6,516
	Baloise-Holding AG	553	29,566
	Bank Coop AG	211	13,626
	Bank Sarasin & Cie Series B	600	17,657
	Barry Callebaut AG	13	6,497
	Basler Kantonalbank	89	8,821
	Berner Kantonalbank	46	9,000
	Bobst Group AG	148	5,356
	Bucher Industries AG	50	5,402
#	Charles Voegele Holding AG	147	5,327
	Ciba Specialty Chemicals AG	623	25,934
	Clariant AG	926	5,745
*	Compagnie Financiere Richemont SA Series A	3,186	66,978
	Conzzeta AG	5	7,321
	Credit Suisse Group AG Sponsored ADR	9,000	336,600
	Dufry Group	145	3,004
	EFG International AG	364	7,836
	Elektrizitaets-Gesellschaft Laufenberg AG	15	14,408

27

	Energiedienst Holding AG	195	8,402
	Flughafen Zuerich AG	72	19,184
#	Galenica Holding AG	30	9,071
#	Geberit AG	224	23,272
	George Fisher AG	35	7,848
	Givaudan SA	51	34,752
	Helvetia Holding AG	72	12,343
	Holcim, Ltd.	2,919	165,797
	Jelmoli Holding AG	8	14,099
	Julius Baer Holdings, Ltd. AG	1,415	55,341
	Kuoni Reisen Holding AG	23	6,739
*	Logitech International SA	1,297	19,336
	Luzerner Kantonalbank AG	41	8,685
	Nestle SA	5,157	200,540
#	Nobel Biocare Holding AG	1,077	18,501
	Novartis AG ADR	5,400	275,346
*	Oerlikon Corp.	32	2,482
	Panalpina Welttransport Holding AG	85	3,867
	Partners Group Holdings AG	108	8,995
#	Rieters Holdings AG	30	5,198
	Roche Holding AG Bearer	82	12,672
	Roche Holding AG Genusschein	1,766	270,069
	Romande Energie Holding SA	2	3,456
	Schindler Holding AG	142	6,501
	SGS SA	37	36,428
	Sika AG	25	19,712
	Sonova Holding AG	133	5,526
	St. Galler Kantonalbank	24	8,381
#	Straumann Holding AG	41	6,958
	Sulzer AG	220	12,989
	Swiss Life Holding AG	179	16,129
	Swiss Re	3,509	146,338
	Swisscom AG	168	51,334
	Syngenta AG	157	29,349
	Syngenta AG ADR	2,800	104,664
*	Temenos Group AG	407	5,097
*	UBS AG ADR	12,900	218,010
	Valiant Holding AG	15	2,585
	Valora Holding AG	40	5,799
*	Verwaltungs und Privat-Bank AG	66	9,156
	Vontobel Holdings AG	326	7,297
	Zurich Financial SVCS AG	427	86,629

TOTAL — SWITZERLAND			2,757,307

UNITED KINGDOM — (17.9%)
COMMON STOCKS — (17.9%)
	Aberdeen Asset Management P.L.C.	3,954	5,971
	Admiral Group P.L.C.	2,000	29,649
	Aegis Group P.L.C.	4,450	4,690
	Aga Rangemaster Group P.L.C.	991	1,361
	Aggreko P.L.C.	851	5,955

28

	Amec P.L.C.	4,525	37,859
	Amlin P.L.C.	4,124	21,117
	Anglo American P.L.C.	3,729	93,565
	Antofagasta P.L.C.	2,341	14,464
*	Aricom P.L.C.	6,606	1,294
	Arriva P.L.C.	192	1,858
	Ashmore Group P.L.C.	2,055	5,394
	Ashtead Group P.L.C.	7,030	4,836
	Associated British Foods P.L.C.	2,527	28,276
	AstraZeneca P.L.C. Sponsored ADR	5,400	229,284
	Atkins WS P.L.C.	469	4,029
*	Autonomy Corp. P.L.C.	1,278	20,264
	Aveva Group P.L.C.	341	4,347
	Aviva P.L.C.	29,918	178,461
	Babcock International Group P.L.C.	854	5,344
	BAE Systems P.L.C.	8,760	49,240
	Balfour Beatty P.L.C.	10,676	43,142
	Barclays P.L.C.	20,829	59,708
	Barclays P.L.C. Sponsored ADR	4,700	50,619
	Barratt Developments P.L.C.	1,281	1,595
	BBA Aviation P.L.C.	3,762	4,827
	Beazley Group P.L.C.	3,103	5,290
	Bellway P.L.C.	653	5,689
	Benfield Group, Ltd. P.L.C.	1,844	10,123
	BG Group P.L.C.	9,759	143,496
	BHP Billiton P.L.C.	2,887	49,023
	BHP Billiton P.L.C. ADR	600	20,598
	Bodycote P.L.C.	2,608	5,220
	Bovis Homes Group P.L.C.	984	5,379
	BP P.L.C. Sponsored ADR	14,482	719,755
	Brit Insurance Holdings P.L.C.	2,338	6,876
	British American Tobacco P.L.C.	1,719	47,159
	British American Tobacco P.L.C. Sponsored ADR	1,000	54,360
	British Energy Group P.L.C.	2,019	24,149
	British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	51,219
	BT Group P.L.C. Sponsored ADR	2,100	39,690
*	BTG P.L.C.	2,325	4,825
	Bunzl P.L.C.	2,721	27,358
	Burberry Group P.L.C.	1,138	5,065
	Cable and Wireless P.L.C.	13,350	26,460
	Cadbury P.L.C. Sponsored ADR	1,752	64,789
*	Cairn Energy P.L.C.	1,349	34,949
	Capita Group P.L.C.	3,856	39,844
	Capital & Regional P.L.C.	980	723
	Carillion P.L.C.	1,413	4,739
	Carnival P.L.C.	945	20,782
	Carnival P.L.C. ADR	300	6,810
	Carphone Warehouse Group P.L.C.	4,267	9,263
	Catlin Group, Ltd.	1,882	10,517
	Centrica P.L.C.	9,591	47,128
*	Charter International P.L.C.	1,105	7,202
	Chemring Group P.L.C.	221	5,670

29

	Close Brothers Group P.L.C.	835	7,266
	Cobham P.L.C.	16,984	51,617
*	Colt Telecom Group SA	3,584	3,682
	Compass Group P.L.C.	4,418	20,544
	Connaught P.L.C.	1,318	7,281
	Cookson Group P.L.C.	791	2,561
	Croda International P.L.C.	1,088	8,983
*	CSR P.L.C.	1,927	6,427
	Daily Mail & General Trust P.L.C. Series A	6,452	30,382
	Dairy Crest Group P.L.C.	971	4,851
*	Dana Petroleum P.L.C.	456	7,336
	Davis Service Group P.L.C.	640	2,278
	De La Rue P.L.C.	578	8,338
	Debenhams P.L.C.	8,185	5,041
	Diageo P.L.C.	263	4,014
	Diageo P.L.C. Sponsored ADR	2,200	136,818
	Dignity P.L.C.	709	6,802
	Dimension Data Holdings P.L.C.	10,469	5,029
	Drax Group P.L.C.	3,708	34,456
	DS Smith P.L.C.	3,133	3,361
	DSG International P.L.C.	6,901	3,593
*	easyJet P.L.C.	1,481	7,388
	Electrocomponents P.L.C.	2,964	6,798
	Elementis P.L.C.	7,421	6,999
	Evolution Group P.L.C.	5,130	6,854
	Experian P.L.C.	8,584	47,341
	F&C Asset Management P.L.C.	2,590	1,767
	Fenner P.L.C.	2,053	3,386
	Filtrona P.L.C.	2,925	5,876
	Firstgroup P.L.C.	4,684	30,910
	Forth Ports P.L.C.	305	4,824
	Friends Provident P.L.C.	27,718	31,784
	G4S P.L.C.	7,446	22,552
	Galliford Try P.L.C.	9,117	6,707
	Game Group P.L.C.	2,607	5,469
*	Genus P.L.C.	670	6,544
	GlaxoSmithKline P.L.C. Sponsored ADR	6,150	238,005
	Greene King P.L.C.	1,008	5,205
	Halfords Group P.L.C.	1,884	6,723
	Halma P.L.C.	2,583	6,830
	Hays P.L.C.	5,736	6,297
	HBOS P.L.C.	34,815	57,007
	Henderson Group P.L.C.	5,163	4,416
	Hikma Pharmaceuticals P.L.C.	1,033	5,387
	Hiscox, Ltd.	2,772	10,984
	HMV Group P.L.C.	3,923	6,284
	Home Retail Group P.L.C.	5,084	16,204
	Homeserve P.L.C.	342	7,022
#	HSBC Holdings P.L.C. Sponsored ADR	7,950	469,050
	Hunting P.L.C.	602	4,169
	ICAP P.L.C.	858	4,275
	IG Group Holdings P.L.C.	1,351	6,312

30

	IMI P.L.C.	2,989	13,284
*	Imperial Energy Corp. P.L.C.	393	5,378
	Imperial Tobacco Group P.L.C.	1,580	42,346
	Inchcape P.L.C.	1,218	1,553
	Informa P.L.C.	2,285	7,742
	Inmarsat P.L.C.	2,221	15,143
	Intercontinental Hotels Group P.L.C. ADR	3,675	31,642
	Intermediate Capital Group P.L.C.	727	11,334
	International Personal Finance P.L.C.	2,220	5,023
	International Power P.L.C.	19,324	69,132
	Interserve P.L.C.	1,206	3,602
	Intertek Group P.L.C.	598	7,082
*	Invensys P.L.C.	12,141	30,445
	Investec P.L.C.	8,716	33,100
*	IP Group P.L.C.	7,800	8,362
	ITV P.L.C.	72,400	34,967
	Jardine Lloyd Thompson Group P.L.C.	1,371	9,779
	John Wood Group P.L.C.	6,063	23,435
	Johnson Matthey P.L.C.	1,266	19,054
	Kazakhmys P.L.C.	1,218	5,711
	Keller Group P.L.C.	732	6,157
	Kesa Electricals P.L.C.	3,133	4,023
	Kier Group P.L.C.	387	4,226
	Kingfisher P.L.C.	33,754	62,301
	Ladbrokes P.L.C.	3,130	7,977
	Laird P.L.C.	1,133	2,975
	Legal and General Group P.L.C.	59,492	68,421
	Lloyds TSB Group P.L.C.	13,103	42,350
	Lloyds TSB Group P.L.C. Sponsored ADR	3,600	45,504
	Logica P.L.C.	20,441	22,756
	London Stock Exchange Group P.L.C.	639	5,797
	Lonmin P.L.C.	255	4,756
	Man Group P.L.C.	10,004	57,758
	Marks & Spencer Group P.L.C.	8,411	29,818
	Marshalls P.L.C.	2,042	3,224
	Marston’s P.L.C.	2,225	3,404
	Meggitt P.L.C.	6,456	14,143
	Michael Page International P.L.C.	1,815	5,879
	Millennium and Copthorne Hotels P.L.C.	527	1,796
	Misys P.L.C.	3,617	6,477
	Mitie Group P.L.C.	2,420	7,353
	Mondi P.L.C.	2,204	7,999
	Morgan Crucible Co. P.L.C.	2,403	4,156
	Morgan Sindall P.L.C.	504	4,082
	Mothercare P.L.C.	1,256	6,158
	Mouchel Group P.L.C.	1,281	6,499
	N Brown Group P.L.C.	2,218	7,883
	National Grid P.L.C.	1,181	13,304
	National Grid P.L.C. Sponsored ADR	1,400	80,108
	Next P.L.C.	1,267	21,535
	Northern Foods P.L.C.	5,556	4,347
	Northgate P.L.C.	825	1,698

31

	Northumbrian Water Group P.L.C.	4,732	23,780
	Old Mutual P.L.C.	28,942	23,436
#	Pearson P.L.C. Sponsored ADR	15,024	152,043
	Pennon Group P.L.C.	2,835	24,533
	Petrofac, Ltd.	1,846	12,779
	Phoenix IT Group, Ltd.	1,162	2,972
	Premier Foods P.L.C.	11,899	5,276
*	Premier Oil P.L.C.	435	5,215
	Provident Financial P.L.C.	613	7,814
	Prudential P.L.C.	17,775	89,290
	PV Crystalox Solar P.L.C.	4,610	10,068
	PZ Cussons P.L.C.	2,842	5,737
	Qinetiq P.L.C.	3,402	9,350
*	Rank Group P.L.C.	6,444	5,925
	Rathbone Brothers P.L.C.	535	6,932
	Reckitt Benckiser Group P.L.C.	1,789	75,674
	Redrow P.L.C.	1,945	6,505
	Reed Elsevier P.L.C. ADR	1,000	35,360
*	Regus P.L.C.	6,442	4,847
	Rentokil Initial P.L.C.	17,970	13,060
	Rexam P.L.C.	6,020	36,275
*	Rolls-Royce Group P.L.C.	19,265	101,929
*	Rolls-Royce Group P.L.C. Series C	1,101,958	1,773
	Rotork P.L.C.	450	5,392
	Royal Bank of Scotland Group P.L.C.	56,635	62,384
	Royal Dutch Shell P.L.C. ADR	6,300	348,327
	Royal Dutch Shell P.L.C. Series B	1,961	53,166
	RPS Group P.L.C.	1,670	3,975
	RSA Insurance Group P.L.C.	13,214	29,386
	SABmiller P.L.C.	6,425	102,053
	Sage Group P.L.C.	15,525	43,463
	Sainsbury (J.) P.L.C.	9,922	45,325
*	Salamander Energy P.L.C.	3,020	8,378
	Savills P.L.C.	1,087	4,017
	Schroders P.L.C.	2,494	31,972
	Schroders P.L.C. Non-Voting	566	6,023
	Scottish & Southern Energy P.L.C.	1,066	20,895
	Senior P.L.C.	4,703	4,316
	Serco Group P.L.C.	2,377	14,175
	Severn Trent P.L.C.	3,161	69,868
	Shanks Group P.L.C.	2,210	4,467
	Shire, P.L.C. ADR	1,200	47,340
	SIG P.L.C.	827	3,244
	Smith & Nephew P.L.C. Sponsored ADR	400	18,468
	Smiths Group P.L.C.	2,380	30,644
*	Soco International P.L.C.	249	5,736
	Spectris P.L.C.	666	5,346
	Speedy Hire P.L.C.	633	2,441
	Spirax-Sarco Engineering P.L.C.	1,260	16,352
	Spirent Communications P.L.C.	8,253	7,220
	SSL International P.L.C.	1,144	7,726
	ST Modwen Properties P.L.C.	1,657	5,074

32

	St. Jame’s Place P.L.C.	3,661	10,948
	Stagecoach Group P.L.C.	2,368	7,110
	Standard Chartered P.L.C.	10,901	180,161
	Standard Life P.L.C.	10,991	42,546
	Taylor Nelson Sofres P.L.C.	2,908	11,477
	Tesco P.L.C.	23,050	126,293
	The Berkeley Group Holdings P.L.C.	612	7,369
	The Weir Group P.L.C.	5,091	28,600
	Thomas Cook Group P.L.C.	6,532	17,720
#	Thomson Reuters P.L.C.	1,205	20,879
	Tomkins P.L.C. Sponsored ADR	900	6,624
	Travis Perkins P.L.C.	1,413	6,688
	Trinity Mirror P.L.C.	3,332	1,872
	TUI Travel P.L.C.	10,081	30,772
	Tullett Prebon P.L.C.	1,103	4,227
	Tullow Oil P.L.C.	4,436	37,673
*	UK Coal P.L.C.	1,131	1,772
	Ultra Electronics Holdings P.L.C.	409	7,256
	Unilever P.L.C. Sponsored ADR	2,500	56,400
	United Business Media P.L.C.	1,660	10,802
*	United Utilities Group P.L.C.	7,637	86,237
	Vedanta Resources P.L.C.	504	6,980
	Venture Production P.L.C.	755	4,927
	Vodafone Group P.L.C.	40,240	77,410
	Vodafone Group P.L.C. Sponsored ADR	19,700	379,619
	VT Group P.L.C.	792	6,380
	Wellstream Holdings P.L.C.	488	3,407
	WH Smith P.LC.	1,375	8,267
	Whitbread P.L.C.	2,989	43,321
	William Hill P.L.C.	1,421	4,369
	William Morrison Supermarkets P.L.C.	15,882	67,625
	Wincanton P.L.C.	1,461	4,181
	Wolseley P.L.C.	6,799	37,208
	WPP Group P.L.C. Sponsored ADR	1,900	57,779
*	Xchanging P.L.C.	3,063	10,910
	Xstrata P.L.C.	6,683	114,308
	Yell Group P.L.C.	10,048	9,972

TOTAL — UNITED KINGDOM			7,972,141

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (9.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $26,920,000 FNMA 3.50%, 03/25/33, valued at $4,216,041) to be repurchased at $4,153,325	$4,153	4,153,000

		Shares
SECURITIES LENDING COLLATERAL — (8.0%)
§ @	DFA Short Term Investment Fund LP	2,627,921	2,627,921

33

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $1,129,930 FHLMC 7.000%, 08/01/37, valued at $962,806) to be repurchased at $943,947	$944	943,927

TOTAL SECURITIES LENDING COLLATERAL		3,571,848

TOTAL INVESTMENTS - (100.0%) (Cost $61,624,762)		$44,608,104

See accompanying Notes to Financial Statements.

34

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (90.6%)
Consumer Discretionary — (13.6%)
*	4Kids Entertainment, Inc.	3,800	$20,102
*	99 Cents Only Stores	11,600	141,520
*	A.C. Moore Arts & Crafts, Inc.	4,100	11,398
* #	AbitibiBowater, Inc.	8,528	16,630
*	Acme Communications, Inc.	5,339	2,669
	Aldila, Inc.	1,900	8,170
*	Alloy, Inc.	5,291	26,561
	American Axle & Manufacturing Holdings, Inc.	20,300	72,877
	American Greetings Corp. Class A	19,000	221,920
* #	America’s Car-Mart, Inc.	4,500	73,485
	Arctic Cat, Inc.	4,500	34,110
	ArvinMeritor, Inc.	27,500	162,800
	Asbury Automotive Group, Inc.	13,770	44,752
*	Ashworth, Inc.	4,000	7,320
*	Audiovox Corp. Class A	5,000	29,450
*	Avatar Holdings, Inc.	3,200	108,640
*	Ballantyne of Omaha, Inc.	4,600	8,280
#	Barnes & Noble, Inc.	3,300	62,304
	Bassett Furniture Industries, Inc.	4,200	18,522
	Beasley Broadcast Group, Inc.	2,750	4,097
	Beazer Homes USA, Inc.	400	1,268
	Bebe Stores, Inc.	400	3,544
	Belo Corp.	5,760	19,066
	Belo Corp. Class A	38,800	82,644
*	Birks & Mayors, Inc.	295	221
#	Blockbuster, Inc. Class A	29,419	44,717
*	Blockbuster, Inc. Class B	22,500	19,575
*	Bluegreen Corp.	10,480	50,828
	Bob Evans Farms, Inc.	13,400	279,792
	Bon-Ton Stores, Inc.	100	224
	Books-A-Million, Inc.	1,370	4,315
	Borders Group, Inc.	2,400	8,136
#	Brookfield Homes Corp.	7,000	64,120
	Brown Shoe Company, Inc.	7,600	80,104
	Brunswick Corp.	16,021	55,593
* #	Cabela’s, Inc.	13,500	107,325
*	Cache, Inc.	2,000	7,180
*	California Coastal Communities, Inc.	2,900	3,683
	Callaway Golf Co.	2,700	28,242
	Carmike Cinemas, Inc.	4,500	9,675
*	Carriage Services, Inc.	6,800	16,184
*	Casual Male Retail Group, Inc.	200	380
*	Catalina Lighting, Inc.	120	121
	Cato Corp. Class A	300	4,656

1

*	Cavalier Homes, Inc.	7,000	11,130
*	Cavco Industries, Inc.	2,000	68,060
*	Champion Enterprises, Inc.	1,600	2,992
* #	Charming Shoppes, Inc.	20,312	22,343
*	Cheesecake Factory, Inc.	7,400	65,120
*	Chico’s FAS, Inc.	800	2,720
*	Chromcraft Revington, Inc.	100	45
	Churchill Downs, Inc.	3,200	121,536
	Cinemark Holdings, Inc.	600	4,974
	Coachmen Industries, Inc.	4,100	4,428
	Coast Distribution System, Inc.	800	1,760
	Cobra Electronics Corp.	1,000	1,610
	Collectors Universe, Inc.	2,970	11,019
#	Columbia Sportswear Co.	1,400	51,618
* #	Comstock Homebuilding Companies, Inc.	750	225
*	Concord Camera Corp.	2,105	4,168
* #	Conn’s, Inc.	3,000	40,650
	Cooper Tire & Rubber Co.	22,700	173,201
* #	Cost Plus, Inc.	5,400	9,180
*	Cox Radio, Inc.	13,400	73,030
	CSS Industries, Inc.	4,100	91,020
*	Culp, Inc.	4,464	12,812
*	Cumulus Media, Inc. Class A	15,500	16,275
*	Cybex International, Inc.	1,900	3,762
*	dELiA*s, Inc.	4,300	10,406
*	Delta Apparel, Inc.	1,040	6,344
*	Design Within Reach, Inc.	1,100	2,211
*	Diedrich Coffee, Inc.	2,094	2,199
#	Dillards, Inc. Class A	15,300	81,549
#	DineEquity, Inc.	1,100	19,833
*	Dixie Group, Inc.	3,900	15,990
*	Dorman Products, Inc.	2,900	32,625
	Dover Motorsports, Inc.	3,360	7,190
*	drugstore.com, Inc.	100	178
*	Duckwall-ALCO Stores, Inc.	1,100	14,179
*	Emerson Radio Corp.	9,600	5,568
	Emmis Communications Corp. Class A	10,950	7,117
	Entercom Communications Corp.	11,400	7,866
*	Entravision Communications Corp.	23,500	44,415
* #	Escala Group, Inc.	8,400	19,740
	Ethan Allen Interiors, Inc.	100	1,789
	Finish Line, Inc. Class A	10,384	99,375
	Fisher Communications, Inc.	1,100	40,590
	Flexsteel Industries, Inc.	600	4,878
	Foot Locker, Inc.	7,400	108,188
	Footstar, Inc.	3,300	9,735
*	Franklin Covey Co.	6,600	33,660
*	Franklin Electronic Publishers, Inc.	3,000	3,825
	Fred’s, Inc.	13,420	164,395
	Furniture Brands International, Inc.	18,400	104,696
* #	Gander Mountain Co.	8,960	18,189
*	Gaylord Entertainment Co.	200	4,282
*	G-III Apparel Group, Ltd.	3,100	42,811
*	Gottschalks, Inc.	4,600	3,220
	Gray Television, Inc.	11,939	5,969

2

	Gray Television, Inc. Class A	1,000	1,500
*	Great Wolf Resorts, Inc.	11,000	20,790
	Group 1 Automotive, Inc.	7,650	76,882
*	Hampshire Group, Ltd.	900	4,365
#	Handleman Co.	4,791	6,180
*	Harris Interactive, Inc.	18,800	21,808
#	Harte-Hanks, Inc.	1,300	9,126
*	Hartmarx Corp.	12,500	7,375
*	Hastings Entertainment, Inc.	3,300	14,949
	Haverty Furniture Co., Inc.	6,670	65,633
*	Hayes Lemmerz International, Inc.	23,288	30,973
*	Helen of Troy, Ltd.	8,000	143,920
*	Hollywood Media Corp.	3,600	6,912
*	Hot Topic, Inc.	700	4,536
*	Hovnanian Enterprises, Inc. Class A	300	1,287
*	ILX Resorts, Inc.	800	992
*	Image Entertainment, Inc.	4,600	3,542
*	Interstate Hotels & Resorts, Inc.	11,191	10,967
	J. Alexander’s Corp.	2,399	11,635
*	JAKKS Pacific, Inc.	10,700	239,359
*	Jarden Corp.	12,266	218,335
*	Jo-Ann Stores, Inc.	8,900	170,524
	Johnson Outdoors, Inc.	2,777	23,216
	Jones Apparel Group, Inc.	22,000	244,420
	Journal Communications, Inc. Class A	15,134	37,835
#	KB HOME	15,500	258,695
	Kenneth Cole Productions, Inc. Class A	4,100	54,448
	Kimball International, Inc. Class B	7,471	55,659
*	Kirkland’s, Inc.	6,000	12,600
	LaCrosse Footwear, Inc.	900	12,870
*	Lakeland Industries, Inc.	2,120	21,052
*	Lakes Entertainment, Inc.	7,350	31,605
	Landry’s Restaurants, Inc.	7,200	90,360
*	Lazare Kaplan International, Inc.	2,900	20,880
#	La-Z-Boy, Inc.	18,067	104,427
*	Lear Corp.	6,600	13,266
#	Lee Enterprises, Inc.	14,300	35,750
#	Lifetime Brands, Inc.	4,800	23,520
*	LIN TV Corp.	10,500	17,955
#	Lithia Motors, Inc. Class A	5,052	20,713
*	Live Nation, Inc.	1,500	16,875
*	Lodgian, Inc.	8,606	43,891
*	Luby’s, Inc.	8,900	43,076
	M/I Homes, Inc.	3,540	48,179
*	Mace Security International, Inc.	4,900	4,263
* #	MarineMax, Inc.	6,400	14,848
	McRae Industries, Inc. Class A	200	3,100
	MDC Holdings, Inc.	5,000	168,150
	Media General, Inc. Class A	8,000	61,040
	Modine Manufacturing Co.	11,503	85,122
* #	Mohawk Industries, Inc.	2,200	106,436
	Monaco Coach Corp.	10,200	22,440
*	Morton’s Restaurant Group, Inc.	3,500	12,110
*	Mothers Work, Inc.	1,800	15,804
	Movado Group, Inc.	3,300	50,193

3

*	MTR Gaming Group, Inc.	5,500	14,740
*	Multimedia Games, Inc.	8,100	24,462
	National Presto Industries, Inc.	800	53,000
	Nautilus Group, Inc.	11,000	26,840
*	Navarre Corp.	8,000	7,360
*	New Motion, Inc.	2,907	5,174
*	New York & Co., Inc.	1,100	3,102
*	Nobel Learning Communities, Inc.	100	1,352
#	Noble International, Ltd.	6,249	9,998
	OfficeMax, Inc.	11,300	90,965
#	Orleans Homebuilders, Inc.	11,400	34,998
	O’Charleys, Inc.	9,029	67,717
*	Outdoor Channel Holdings, Inc.	5,400	43,200
	Oxford Industries, Inc.	6,100	82,167
*	P.F. Chang’s China Bistro, Inc.	100	2,046
* #	Palm Harbor Homes, Inc.	8,207	70,580
#	Penske Automotive Group, Inc.	27,670	226,617
*	Perry Ellis International, Inc.	4,350	42,586
*	Phoenix Footwear Group, Inc.	100	40
	Pier 1 Imports, Inc.	25,207	34,786
* #	Pinnacle Entertainment, Inc.	11,600	64,960
*	Pomeroy IT Solutions, Inc.	3,800	9,880
*	Proliance International, Inc.	5,474	3,284
*	Quantum Fuel Systems Technologies Worldwide, Inc.	15,000	11,250
*	Quiksilver, Inc.	11,100	28,749
* #	R.H. Donnelley Corp.	300	255
*	RC2 Corp.	5,553	70,523
*	Reading International, Inc. Class A	1,086	5,995
*	Reading International, Inc. Class B	60	370
*	Red Lion Hotels Corp.	6,700	18,559
*	Regent Communications, Inc.	12,500	3,625
	Regis Corp.	13,290	164,397
*	Rent-A-Center, Inc.	900	13,140
*	Retail Ventures, Inc.	900	1,854
*	Rex Stores Corp.	2,450	21,756
*	Rockford Corp.	2,200	2,156
*	Rocky Brands, Inc.	1,900	7,885
	Russ Berrie & Co., Inc.	4,600	12,420
#	Ryland Group, Inc.	12,600	236,754
*	S&K Famous Brands, Inc.	300	375
*	Saga Communications, Inc. Class A	15,650	83,727
	Salem Communications Corp.	6,200	6,510
	Scholastic Corp.	13,900	258,123
	Shiloh Industries, Inc.	5,891	29,514
*	Shoe Carnival, Inc.	3,000	42,030
*	Silverleaf Resorts, Inc.	12,000	11,400
	Sinclair Broadcast Group, Inc. Class A	1,100	3,553
	Skyline Corp.	3,000	64,860
	Sonic Automotive, Inc.	12,687	65,084
* #	Source Interlink Companies, Inc.	16,600	6,142
*	Spanish Broadcasting System, Inc.	13,000	2,990
	Speedway Motorsports, Inc.	13,100	208,945
*	Sport Chalet, Inc. Class A	4,484	7,040
*	Sport Chalet, Inc. Class B	150	285
	Stage Stores, Inc.	15,625	120,469

4

	Standard Motor Products, Inc.	6,400	26,944
	Standard Pacific Corp.	18,200	51,870
	Stanley Furniture, Inc.	2,500	24,600
*	Steinway Musical Instruments, Inc.	1,600	35,616
	Stewart Enterprises, Inc.	21,307	110,157
*	Stoneridge, Inc.	6,900	39,261
	Sturm Ruger & Co., Inc.	600	4,290
#	Superior Industries International, Inc.	8,500	121,550
	Superior Uniform Group, Inc.	2,395	23,926
*	Syms Corp.	4,986	52,353
	Systemax, Inc.	200	2,832
#	Talbots, Inc.	200	1,962
	Tandy Brand Accessories, Inc.	2,500	6,025
*	Tarragon Corp.	8,900	1,157
*	Tarrant Apparel Group	3,400	1,700
*	Texas Roadhouse, Inc.	300	2,106
*	The Dress Barn, Inc.	300	2,868
	The Marcus Corp.	4,500	63,135
	The Men’s Wearhouse, Inc.	500	7,645
	The Pep Boys - Manny, Moe & Jack	17,200	82,904
*	The Sports Club Co., Inc.	1,900	1,919
*	The Steak n Shake Co.	10,200	52,530
*	Timberland Co. Class A	1,000	12,100
*	Trans World Entertainment Corp.	8,600	20,640
* #	Trump Entertainment Resorts, Inc.	9,891	6,627
*	Unifi, Inc.	21,800	104,640
	Unifirst Corp.	5,100	166,413
*	Valassis Communications, Inc.	400	1,776
*	ValueVision Media, Inc. Class A	8,200	5,658
	Virco Manufacturing Corp.	4,600	12,604
*	Voyager Learning Co.	9,600	14,400
*	Wells-Gardner Electronics Corp.	2,818	1,832
*	West Marine, Inc.	6,879	43,544
*	Woodbridge Holdings Corp.	560	431
*	WPT Enterprises, Inc.	3,520	1,338
	Xerium Technologies, Inc.	300	1,167
* #	Zale Corp.	17,200	293,432
Total Consumer Discretionary			10,364,819

Consumer Staples — (4.0%)
	American Italian Pasta Co.	5,664	72,216
*	Caribou Coffee Co.	2,694	4,795
	Casey’s General Stores, Inc.	250	7,550
*	Central Garden & Pet Co.	8,400	28,392
*	Central Garden & Pet Co. Class A	13,800	43,884
	Chiquita Brands International, Inc.	14,800	202,020
*	Collective Brands, Inc.	5,000	63,950
*	Craft Brewers Alliance, Inc.	3,112	8,682
	Del Monte Foods Co.	31,571	199,213
	Farmer Brothers Co.	5,500	132,000
*	Hain Celestial Group, Inc.	13,200	306,768
	Imperial Sugar Co.	4,529	53,623
	Ingles Market, Inc. Class A	100	1,866
*	Katy Industries, Inc.	800	1,000
	Mannatech, Inc.	26,200	105,062

5

*	Maui Land & Pineapple Co., Inc.	2,900	44,950
	MGP Ingredients, Inc.	4,000	6,080
*	Monterey Pasta Co.	5,200	8,216
	Nash-Finch Co.	4,036	159,139
*	Natural Alternatives International, Inc.	1,600	10,048
* #	Natural Health Trends Corp.	1,300	546
	Oil-Dri Corp. of America	125	2,069
*	Pantry, Inc.	7,500	165,150
*	Parlux Fragrances, Inc.	6,953	22,458
#	Pilgrim’s Pride Corp.	9,300	10,230
*	Prestige Brands Holdings, Inc.	18,000	124,380
*	Sanfilippo (John B.) & Son, Inc.	2,900	20,909
*	Scheid Vineyards, Inc.	40	1,194
*	Schiff Nutrition International, Inc.	500	2,945
	Seaboard Corp.	200	268,000
*	Smart Balance, Inc.	100	716
	Stephan Co.	200	550
	Tasty Baking Co.	2,500	10,950
*	TreeHouse Foods, Inc.	9,100	275,366
	Universal Corp.	2,500	98,975
	Weis Markets, Inc.	8,600	278,984
*	Winn-Dixie Stores, Inc.	18,800	282,376
*	Zapata Corp.	1,840	11,500
Total Consumer Staples			3,036,752

Energy — (4.3%)
*	Allis-Chalmers Energy, Inc.	7,800	52,728
*	American Oil & Gas, Inc.	4,000	7,200
*	Basic Energy Services, Inc.	9,700	132,696
*	Brigham Exploration Co.	16,400	128,576
* #	Bristow Group, Inc.	3,500	86,695
*	Bronco Drilling Co., Inc.	9,900	76,428
*	Callon Petroleum Co.	6,538	67,472
*	Catalytica Energy Systems, Inc.	286	480
*	Complete Production Services, Inc.	13,000	161,070
*	Comstock Resources, Inc.	300	14,826
*	Edge Petroleum Corp.	8,332	4,916
*	Encore Acquisition Co.	1,000	31,150
*	Endeavour International Corp.	400	300
* #	Exterran Holdings, Inc.	6,109	136,903
*	Geomet, Inc.	6,300	18,585
*	Grey Wolf, Inc.	7,400	47,508
	Gulf Island Fabrication, Inc.	300	5,913
*	Gulfport Energy Corp.	5,200	36,660
*	Harvest Natural Resources, Inc.	13,500	114,615
*	HKN, Inc.	3,300	17,226
*	Mariner Energy, Inc.	22,800	328,092
*	Meridian Resource Corp.	32,168	38,280
*	Natural Gas Services Group	300	3,975
*	Newpark Resources, Inc.	30,700	176,525
	Overseas Shipholding Group, Inc.	400	15,032
*	Parker Drilling Co.	2,300	11,776
*	Petroleum Development Corp.	4,960	102,722
*	PHI, Inc.	4,500	94,410
*	Pioneer Drilling Co.	14,053	108,770

6

* #	Royale Energy, Inc.	2,090	7,399
*	Stone Energy Corp.	6,736	204,370
*	Swift Energy Corp.	10,800	346,464
* #	Trico Marine Services, Inc.	5,100	45,900
*	Union Drilling, Inc.	7,200	39,456
#	USEC, Inc.	31,430	129,806
*	VeraSun Energy Corp.	2,300	1,173
*	Whiting Petroleum Corp.	9,800	509,502
	World Fuel Services Corp.	400	8,572
Total Energy			3,314,171

Financials — (29.0%)
	1st Source Corp.	7,680	164,813
	21st Century Holding Co.	2,500	13,550
	Abington Bancorp, Inc.	8,624	89,258
	Advanta Corp. Class A	2,600	6,162
	Advanta Corp. Class B	6,200	28,024
	Affirmative Insurance Holdings, Inc.	5,200	6,188
*	Alphatec Holdings, Inc.	969	3,808
*	AmComp, Inc.	3,787	45,974
	Amcore Financial, Inc.	7,874	36,614
	American Bancorp of New Jersey, Inc.	4,800	43,200
	American Equity Investment Life Holding Co.	20,500	92,660
	American Financial Group, Inc.	1,600	36,368
	American Physicians Capital, Inc.	3,400	139,094
	American Physicians Services Group, Inc.	500	9,800
	American West Bancorporation	5,500	6,655
* #	AmeriCredit Corp.	22,900	134,194
	Ameris Bancorp	4,300	47,472
*	Amerisafe, Inc.	1,500	25,860
*	AmeriServe Financial, Inc.	8,400	20,664
#	Anchor Bancorp Wisconsin, Inc.	7,600	43,320
*	Appalachian Bancshares, Inc.	662	3,290
*	Argo Group International Holdings, Ltd.	5,102	162,754
#	Asset Acceptance Capital Corp.	8,800	71,368
*	Atlantic American Corp.	1,900	2,166
*	B of I Holding, Inc.	3,182	14,637
	Baldwin & Lyons, Inc. Class B	3,050	55,479
*	Bancinsurance Corp.	625	2,891
	BancorpSouth, Inc.	2,004	48,637
#	BancTrust Financial Group, Inc.	4,257	53,042
	Bank Mutual Corp.	3,800	43,814
*	Bank of Florida Corp.	4,593	28,017
	Bank of Granite Corp.	5,200	20,020
	BankAtlantic Bancorp, Inc.	2,803	17,295
	BankFinancial Corp.	8,400	102,396
	Banner Corp.	6,125	78,216
	Benjamin Franklin Bancorp, Inc.	3,100	40,269
	Berkshire Hills Bancorp, Inc.	3,700	96,311
	Beverly Hills Bancorp, Inc.	7,108	5,189
*	BFC Financial Corp.	1,125	484
	BGC Partners, Inc. Class A	100	409
*	BNCCORP, Inc.	300	1,875
*	BNS Holding, Inc.	240	1,680
	Boston Private Financial Holdings, Inc.	13,300	117,572

7

	Brookline Bancorp, Inc.	22,100	258,570
	Cadence Financial Corp.	4,023	30,172
	California First National Bancorp	1,000	8,680
#	Capital Corp. of the West	3,200	7,360
	Capitol Bancorp, Ltd.	4,500	46,080
	Cardinal Financial Corp.	8,700	54,288
	Cascade Financial Corp.	2,600	18,070
#	Cathay General Bancorp	17,600	430,848
	Center Financial Corp.	4,900	50,470
*	Central Jersey Bancorp	2,678	18,318
	Central Pacific Financial Corp.	11,700	182,520
	CFS Bancorp, Inc.	3,600	29,160
	Chemical Financial Corp.	9,080	238,532
	Citizens Community Bancorp, Inc.	2,754	16,276
	Citizens First Bancorp, Inc.	2,700	7,965
#	Citizens Republic Bancorp, Inc.	22,724	67,036
* #	Citizens, Inc.	2,209	18,754
*	CNA Surety Corp.	15,930	220,630
	Columbia Banking System, Inc.	4,900	78,008
* #	Community Bancorp	800	2,576
	Community Bank System, Inc.	10,100	251,995
	Community Trust Bancorp, Inc.	3,600	120,168
	Compass Diversified Holdings	6,500	79,300
* #	CompuCredit Corp.	9,303	24,002
*	Consumer Portfolio Services, Inc.	7,579	8,185
*	Core-Mark Holding Co., Inc.	3,882	76,747
#	Corus Bankshares, Inc.	19,682	43,300
*	Cowen Group, Inc.	5,600	39,592
*	Crescent Financial Corp.	3,419	18,292
	CVB Financial Corp.	2,908	36,815
*	Dearborn Bancorp, Inc.	1,979	5,996
	Delphi Financial Group, Inc. Class A	15,896	250,362
	Dime Community Bancshares	8,000	133,600
	Donegal Group, Inc. Class A	7,473	122,408
	Donegal Group, Inc. Class B	592	9,679
*	E*TRADE Financial Corp.	17,600	32,032
	Eastern Insurance Holdings, Inc.	3,764	35,344
	EMC Insurance Group, Inc.	4,700	114,962
*	Encore Bancshares, Inc.	300	5,007
*	Encore Capital Group, Inc.	8,700	81,432
	Epoch Holding Corp.	800	7,000
	ESSA Bancorp, Inc.	1,900	26,334
#	F.N.B. Corp.	8,961	117,389
	Farmers Capital Bank Corp.	1,442	28,523
	FBL Financial Group, Inc. Class A	10,900	190,314
#	Federal Agriculture Mortgage Corp. Class C	2,700	15,660
	Fidelity Southern Corp.	1,206	4,161
	Financial Federal Corp.	5,085	117,718
	Financial Institutions, Inc.	950	15,399
*	First Acceptance Corp.	5,500	16,775
	First Bancorp	2,000	35,000
*	First Bank of Delaware	330	528
#	First Busey Corp.	9,462	176,372
	First Commonwealth Financial Corp.	15,300	169,218
	First Defiance Financial Corp.	1,650	16,582

8

	First Federal Bancshares of Arkansas, Inc.	700	6,104
	First Federal of Northern Michigan Bancorp, Inc.	200	550
	First Financial Bancorp	275	3,699
	First Financial Corp.	1,605	67,859
*	First Investors Financial Services Group, Inc.	500	2,082
*	First Keystone Financial, Inc.	100	897
*	First Mariner Bancorp, Inc.	200	294
	First Merchants Corp.	6,300	138,663
	First Midwest Bancorp, Inc.	1,000	22,210
	First Niagara Financial Group, Inc.	40,583	639,994
	First Place Financial Corp.	6,075	41,735
*	First Regional Bancorp	4,086	22,473
	First Security Group, Inc.	2,335	17,489
	First State Bancorporation	6,100	22,570
	Firstbank Corp.	105	964
*	FirstCity Financial Corp.	3,700	12,025
* #	FirstFed Financial Corp.	1,200	10,740
	FirstMerit Corp.	1,032	24,066
#	Flagstar Bancorp, Inc.	19,200	36,480
	Flushing Financial Corp.	4,709	73,225
	FNB United Corp.	4,100	26,363
*	Forestar Real Estate Group, Inc.	100	875
*	FPIC Insurance Group, Inc.	3,000	134,280
* #	Franklin Bank Corp.	200	48
*	Franklin Credit Management Corp.	2,400	960
#	Fulton Financial Corp.	4,200	44,100
#	Gateway Financial Holdings, Inc.	4,501	24,485
	German American Bancorp, Inc.	3,726	42,476
*	Golfsmith International Holdings, Inc.	1,700	1,615
#	Great Southern Bancorp, Inc.	1,900	20,235
#	Greene Bancshares, Inc.	3,900	77,025
*	Guaranty Bancorp	20,000	85,200
	Guaranty Federal Bancshares, Inc.	100	856
*	Hallmark Financial Services, Inc.	6,106	39,689
	Hanmi Financial Corp.	5,000	20,000
	Hanover Insurance Group, Inc.	700	27,475
	Harleysville Group, Inc.	10,793	340,843
	Harleysville National Corp.	6,200	85,994
	Hercules Technology Growth Capital, Inc.	11,025	95,697
	Heritage Commerce Corp.	4,300	55,642
	HF Financial Corp.	363	4,984
*	Hilltop Holdings, Inc.	600	5,640
	HMN Financial, Inc.	750	6,750
	Home Bancshares, Inc.	3,564	92,807
	Home Federal Bancorp, Inc.	4,500	52,155
	HopFed Bancorp, Inc.	657	7,109
	Horace Mann Educators Corp.	14,766	117,537
#	Horizon Financial Corp.	1,700	10,217
*	HouseValues, Inc.	2,300	6,118
	IBERIABANK Corp.	4,305	219,297
	Imperial Capital Bancorp, Inc.	1,500	7,740
	Independence Holding Co.	5,757	37,593
	Independent Bank Corp. (MI)	7,900	28,993
	Infinity Property & Casualty Corp.	6,600	262,812
	Integra Bank Corp.	6,992	42,162

9

	International Bancshares Corp.	1,400	36,358
	Intervest Bancshares Corp.	1,700	10,166
	Irwin Financial Corp.	11,200	24,640
*	Knight Capital Group, Inc.	23,905	345,666
*	LaBranche & Co., Inc.	14,530	90,522
	Lakeland Bancorp, Inc.	8,014	88,314
	LandAmerica Financial Group, Inc.	6,200	61,070
	Legacy Bancorp, Inc.	3,500	45,640
	LNB Bancorp, Inc.	2,597	18,075
#	Macatawa Bank Corp.	4,400	22,044
	MainSource Financial Group, Inc.	6,528	116,590
*	Marlin Business Services, Inc.	4,200	16,632
	MB Financial, Inc.	12,800	380,288
#	MBT Financial Corp.	5,800	25,462
	MCG Capital Corp.	20,500	16,810
	Meadowbrook Insurance Group, Inc.	20,452	107,782
	Medallion Financial Corp.	6,000	48,540
	Mercantile Bank Corp.	1,015	9,835
	Mercer Insurance Group, Inc.	2,391	31,358
* #	Meridian Interstate Bancorp, Inc.	200	1,940
	MicroFinancial, Inc.	2,400	7,200
#	Midwest Banc Holdings, Inc.	8,293	24,962
*	Move, Inc.	163	274
	Nara Bancorp, Inc.	400	4,400
#	National Penn Bancshares, Inc.	18,842	319,183
*	Navigators Group, Inc.	6,000	303,060
	Nelnet, Inc. Class A	13,000	190,190
	New Hampshire Thrift Bancshares, Inc.	200	1,840
	New Westfield Financial, Inc.	5,100	52,785
	NewAlliance Bancshares, Inc.	42,279	583,450
	NewBridge Bancorp	1,900	7,163
*	Newtek Business Services, Inc.	1,700	1,113
*	Nexity Financial Corp.	2,500	3,750
	Northeast Community Bancorp, Inc.	4,700	36,401
	NYMAGIC, Inc.	3,249	56,695
*	Ocwen Financial Corp.	18,089	121,196
	Odyssey Re Holdings Corp.	700	27,608
#	Pacific Capital Bancorp	7,400	145,336
	Pacific Mercantile Bancorp	2,964	12,449
*	Pacific Premier Bancorp, Inc.	800	3,200
	PacWest Bancorp	3,114	77,819
	Park National Corp.	93	6,766
	Parkvale Financial Corp.	100	1,498
	Patriot Capital Funding, Inc.	447	2,213
*	Penn Treaty American Corp.	8,125	1,137
	Peoples Bancorp, Inc.	3,800	72,770
*	PICO Holdings, Inc.	6,804	170,372
	Pinnacle Bancshares, Inc.	200	1,775
*	Pinnacle Financial Partners, Inc.	7,600	222,376
*	Piper Jaffray Companies, Inc.	3,700	145,965
*	PMA Capital Corp. Class A	10,451	48,284
#	PMI Group, Inc.	2,300	5,727
	Preferred Bank	300	2,097
	Presidential Life Corp.	7,200	67,536
*	ProAssurance Corp.	11,400	626,430

10

	Prosperity Bancshares, Inc.	15,000	498,150
	Protective Life Corp.	1,100	9,185
#	Provident Bankshares Corp.	11,000	117,370
	Provident Financial Holdings, Inc.	2,100	12,075
	Provident Financial Services, Inc.	24,000	351,840
	Provident New York Bancorp	15,000	180,600
	Rainier Pacific Financial Group, Inc.	2,200	9,900
	Renasant Corp.	7,550	158,248
*	Republic First Bancorp, Inc.	225	1,800
	Resource America, Inc.	6,400	36,800
*	Rewards Network, Inc.	8,700	33,060
	Riverview Bancorp, Inc.	4,200	20,076
	Rome Bancorp, Inc.	3,000	30,285
	Safety Insurance Group, Inc.	5,800	220,342
	Sanders Morris Harris Group, Inc.	8,900	65,860
	Sandy Spring Bancorp, Inc.	3,998	85,837
*	Seabright Insurance Holdings	7,500	78,450
	Seacoast Banking Corp. of Florida	2,700	23,976
#	Security Bank Corp.	4,571	9,051
	Selective Insurance Group, Inc.	19,700	467,875
	SI Financial Group, Inc.	1,327	9,223
	Simmons First National Corp. Class A	4,800	148,896
	Smithtown Bancorp, Inc.	1,400	27,538
	South Financial Group, Inc.	25,400	147,574
	Southern Community Financial Corp.	6,200	24,056
*	Southern Connecticut Bancorp, Inc.	100	500
*	Southern First Bancshares, Inc.	200	2,034
	Southwest Bancorp, Inc.	4,864	70,431
*	Specialty Underwriters’ Alliance, Inc.	1,900	6,612
	State Auto Financial Corp.	14,000	368,760
	State Bancorp, Inc.	100	1,274
	StellarOne Corp.	135	2,295
	Sterling Bancshares, Inc.	900	7,164
#	Sterling Financial Corp.	10,300	87,447
	Stewart Information Services Corp.	6,200	102,920
*	Stratus Properties, Inc.	650	15,925
*	Sun American Bancorp	1,160	2,233
*	Sun Bancorp, Inc.	7,680	76,800
* #	Superior Bancorp	2,625	14,516
#	Susquehanna Bancshares, Inc.	26,797	415,086
	SWS Group, Inc.	2,700	50,112
	Taylor Capital Group, Inc.	3,600	40,500
*	The Bancorp, Inc.	1,706	6,380
	The Phoenix Companies, Inc.	24,100	155,927
*	Thomas Weisel Partners Group, Inc.	7,106	39,936
	TIB Financial Corp.	714	3,220
*	Tidelands Bancshares, Inc.	200	964
	TierOne Corp.	5,100	27,540
	Timberland Bancorp, Inc.	400	2,360
	Transatlantic Holdings, Inc.	900	38,565
* #	Trenwick Group, Ltd.	1,225	49
* #	Triad Guaranty, Inc.	3,497	3,812
	Trustmark Corp.	10,300	211,356
	UMB Financial Corp.	1,511	68,494
	Umpqua Holdings Corp.	18,900	321,678

11

*	Unico American Corp.	1,400	9,870
	Union Bankshares Corp.	4,404	104,947
*	United America Indemnity, Ltd.	2,653	31,783
*	United Capital Corp.	700	15,575
#	United Community Banks, Inc.	12,797	167,897
	United Community Financial Corp.	9,700	45,493
	United Financial Bancorp, Inc.	4,288	60,032
	United Fire & Casualty Co.	9,946	230,449
*	United PanAm Financial Corp.	4,605	8,059
	United Western Bancorp, Inc.	2,600	29,510
*	Universal American Corp.	100	885
	Univest Corp. of Pennsylvania	1,035	32,023
	W. R. Berkley Corp.	5,300	139,231
	Washington Federal, Inc.	2,201	38,782
	Webster Financial Corp.	18,800	348,552
	Wesbanco, Inc.	8,568	232,878
	West Bancorporation	37,200	465,000
	Whitney Holding Corp.	14,900	283,100
	Willow Financial Bancorp, Inc.	5,940	51,381
*	Wilshire Enterprises, Inc.	515	989
	Wintrust Financial Corp.	8,700	222,720
	Yadkin Valley Financial Corp.	3,382	50,358
	Zenith National Insurance Corp.	11,900	391,034
*	ZipRealty, Inc.	1,329	3,841
Total Financials			22,071,982

Health Care — (4.7%)
*	Accelrys, Inc.	1,945	9,317
*	Adolor Corp.	5,884	18,535
*	AdvanSource Biomaterials Corp.	842	337
*	Albany Molecular Research, Inc.	12,600	159,390
*	Allied Healthcare International, Inc.	16,200	23,490
*	Allied Healthcare Products, Inc.	1,700	7,267
*	Allion Healthcare, Inc.	6,200	26,846
* #	Altus Pharmaceuticals, Inc.	100	57
*	American Dental Partners, Inc.	250	2,182
*	American Shared Hospital Services	400	470
*	AMICAS, Inc.	16,950	31,357
*	Amsurg Corp.	1,300	32,422
*	Anadys Pharmaceuticals, Inc.	600	1,314
*	AngioDynamics, Inc.	8,191	103,207
*	Arrhythmia Research Technology, Inc.	291	818
*	Assisted Living Concepts, Inc.	2,200	10,934
*	ATS Medical, Inc.	8,500	22,525
*	AutoImmune, Inc.	100	101
*	BioScrip, Inc.	14,160	42,480
*	Caliper Life Sciences, Inc.	13,208	18,491
	Cambrex Corp.	1,200	5,400
*	Cantel Medical Corp.	6,149	59,030
*	Capital Senior Living Corp.	6,400	28,736
*	Cardiac Science Corp.	8,630	80,518
*	Celera Corp.	3,200	36,192
*	CombinatoRx, Inc.	1,345	861
*	CONMED Corp.	9,700	254,140
#	Cooper Companies, Inc.	13,500	222,480

12

*	Cross Country Healthcare, Inc.	10,928	123,705
*	CuraGen Corp.	11,261	7,545
*	Cutera, Inc.	400	3,404
*	Cytokinetics, Inc.	200	570
*	Digirad Corp.	6,600	5,544
*	Emisphere Technologies, Inc.	200	244
*	Endologix, Inc.	100	207
*	etrials Worldwide, Inc.	1,811	1,992
*	Evotec AG Sponsored ADR	5,636	14,541
*	Five Star Quality Care, Inc.	600	1,176
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	3,241
*	Gentiva Health Services, Inc.	8,100	219,915
*	Greatbatch, Inc.	5,900	128,325
*	GTC Biotherapeutics, Inc.	3,500	1,365
*	Hanger Orthopedic Group, Inc.	7,500	124,950
*	Harvard Bioscience, Inc.	8,300	25,730
*	HealthSpring, Inc.	2,300	37,996
*	HealthTronics, Inc.	11,755	22,805
*	Hi-Tech Pharmacal Co., Inc.	3,930	28,650
	Hooper Holmes, Inc.	21,300	13,845
*	Infinity Pharmaceuticals, Inc.	254	1,201
*	IntegraMed America, Inc.	123	635
	Invacare Corp.	9,100	165,529
*	Iridex Corp.	2,000	4,560
*	Kindred Healthcare, Inc.	15,400	223,146
*	La Jolla Pharmaceutical Co.	300	276
*	Langer, Inc.	400	296
*	Lannet Co., Inc.	6,599	18,807
*	LifePoint Hospitals, Inc.	11,400	273,258
#	Martek Biosciences Corp.	7,800	232,674
*	MedCath Corp.	6,764	104,301
*	Medical Staffing Network Holdings, Inc.	10,900	4,687
	Medicis Pharmaceutical Corp. Class A	600	8,562
	Merge Healthcare, Inc.	10,947	10,290
*	Nabi Biopharmaceuticals	1,000	3,920
* #	Nanogen, Inc.	6,700	1,742
*	Neurocrine Biosciences, Inc.	10,300	42,539
*	North American Scientific, Inc.	360	90
*	NOVT Corp.	1,000	1,325
*	Nutraceutical International Corp.	2,700	24,705
*	Orchid Cellmark, Inc.	2,100	2,478
*	Ore Pharmaceuticals, Inc.	1,740	1,253
*	Orthologic Corp.	8,300	5,893
*	Osteotech, Inc.	5,900	18,821
*	Par Pharmaceutical Cos, Inc.	2,500	25,000
*	PDI, Inc.	4,100	19,885
*	Pharmanet Development Group, Inc.	1,800	2,880
* #	PharMerica Corp.	4,729	97,086
*	Prospect Medical Holdings, Inc.	2,880	6,912
*	Regeneration Technologies, Inc.	1,100	3,355
*	RehabCare Group, Inc.	5,900	101,067
*	Res-Care, Inc.	5,200	80,132
*	Rural/Metro Corp.	1,300	2,314
*	RXi Pharmaceuticals Corp.	3	28
*	Sonic Innovations, Inc.	4,828	8,159

13

*	Spectrum Pharmaceuticals, Inc.	3,900	7,020
*	SRI/Surgical Express, Inc.	900	2,070
*	SunLink Health Systems, Inc.	887	1,969
*	Sunrise Senior Living, Inc.	1,000	3,020
*	Synovis Life Technologies, Inc.	50	874
*	Theragenics Corp.	11,300	22,035
*	Titan Pharmaceuticals, Inc.	100	18
*	United American Healthcare Corp.	600	1,140
*	Urologix, Inc.	4,900	5,047
* #	ViroPharma, Inc.	1,400	17,556
*	Vital Images, Inc.	2,700	35,235
Total Health Care			3,558,437

Industrials — (14.5%)
*	A. T. Cross Co. Class A	1,675	8,877
	A.O. Smith Corp.	5,710	180,151
*	ACCO Brands Corp.	2,100	5,922
*	Accuride Corp.	9,400	3,008
	Aceto Corp.	7,800	65,130
*	Active Power, Inc.	8,970	3,767
	Alamo Group, Inc.	3,675	46,232
*	Alaska Air Group, Inc.	13,600	335,920
	Albany International Corp. Class A	800	11,648
	Alexander & Baldwin, Inc.	1,600	51,040
* #	Allied Defense Group, Inc.	2,800	20,300
*	Altra Holdings, Inc.	10,200	91,188
*	Amerco, Inc.	6,865	310,710
	Apogee Enterprises, Inc.	1,100	10,846
	Applied Industrial Technologies, Inc.	12,825	258,937
	Applied Signal Technologies, Inc.	4,600	82,432
*	Argon ST, Inc.	3,100	64,666
#	Arkansas Best Corp.	9,500	277,305
*	Arotech Corp.	4,100	2,624
*	Avalon Holding Corp. Class A	262	419
*	Avis Budget Group, Inc.	19,500	31,980
	Baldor Electric Co.	9,100	159,796
*	Baldwin Technology Co., Inc. Class A	3,076	6,090
	Barnes Group, Inc.	2,200	31,922
	Barrett Business Services, Inc.	2,000	22,000
* #	Beacon Roofing Supply, Inc.	2,500	34,200
	BlueLinx Holdings, Inc.	15,900	42,771
	Bowne & Co., Inc.	300	2,337
*	Breeze-Eastern Corp.	215	1,805
#	Briggs & Stratton Corp.	18,800	296,288
*	Builders FirstSource, Inc.	7,200	27,360
*	Cano Petroleum, Inc.	2,000	1,160
	CDI Corp.	1,316	17,108
	Champion Industries, Inc.	1,800	5,688
*	Channell Commercial Corp.	100	31
	CIRCOR International, Inc.	5,005	153,403
*	Comforce Corp.	1,140	1,083
	Comfort Systems USA, Inc.	1,600	14,928
*	Commercial Vehicle Group, Inc.	7,600	10,108
*	Competitive Technologies, Inc.	2,300	3,335
	CompX International, Inc.	200	1,136

14

*	Cornell Companies, Inc.	3,652	83,156
*	Corrpro Companies, Inc.	275	110
*	Covenant Transport Group Class A	3,300	6,897
*	CPI Aerostructures, Inc.	1,500	10,050
	Cubic Corp.	200	4,450
* #	Dollar Thrifty Automotive Group, Inc.	8,100	13,122
	Ducommun, Inc.	3,900	78,741
	Eastern Co.	150	1,763
	Ecology & Environment, Inc. Class A	210	2,100
	Electro Rent Corp.	9,900	118,701
#	Encore Wire Corp.	6,400	122,688
*	EnerSys Inc.	15,860	209,669
	Ennis, Inc.	8,935	105,165
*	EnPro Industries, Inc.	3,807	84,553
*	Esterline Technologies Corp.	9,859	355,417
*	ExpressJet Holdings, Inc.	88	152
	Federal Signal Corp.	13,200	112,332
*	First Advantage Corp.	1,600	17,488
*	Flanders Corp.	3,367	20,875
	Frozen Food Express Industries, Inc.	5,100	29,529
	G & K Services, Inc. Class A	8,200	185,238
	GATX Corp.	15,076	430,420
*	GP Strategies Corp.	2,300	13,846
	Greenbrier Companies, Inc.	4,536	37,422
*	Griffon Corp.	17,488	147,599
	Hardinge, Inc.	2,569	17,906
* #	Hawaiian Holdings, Inc.	63	441
*	Henry Bros. Electronics, Inc.	1,200	7,260
*	Herley Industries, Inc.	4,300	57,190
*	Hirsch International Corp. Class A	400	140
*	Hudson Highland Group, Inc.	5,000	26,200
*	Huttig Building Products, Inc.	8,000	8,880
*	ICF International, Inc.	64	1,189
*	ICT Group, Inc.	3,800	20,026
	IKON Office Solutions, Inc.	45,300	780,519
*	Innotrac Corp.	900	2,394
*	Insituform Technologies, Inc. Class A	10,400	139,672
*	International Shipholding Corp.	400	9,836
*	Intersections, Inc.	6,500	54,600
* #	JetBlue Airways Corp.	9,900	54,945
*	JPS Industries, Inc.	1,000	5,500
*	Kadant, Inc.	4,800	78,912
	Kaman Corp. Class A	3,600	91,908
	Kelly Services, Inc. Class A	11,300	160,912
*	Key Technology, Inc.	987	15,980
*	Kforce, Inc.	9,600	75,552
	L.S. Starrett Co. Class A	200	2,840
*	LECG Corp.	3,800	18,240
*	Lydall, Inc.	3,900	25,935
*	M&F Worldwide Corp.	6,100	140,605
*	Mac-Gray Corp.	4,000	30,360
*	Magnetek, Inc.	6,800	14,620
*	Marten Transport, Ltd.	7,800	143,364
*	Merrimac Industries, Inc.	200	610
* #	Milacron, Inc.	1,132	509

15

*	Miller Industries, Inc.	1,900	11,590
*	Misonix, Inc.	2,200	4,510
*	Mobile Mini, Inc.	9,000	151,200
	Mueller Water Products, Inc.	9,300	65,100
	Mueller Water Products, Inc. Class B	22,800	150,024
	NACCO Industries, Inc. Class A	2,390	147,248
*	Nashua Corp.	500	3,420
*	National Patent Development Corp.	1,500	2,250
	National Technical Systems, Inc.	3,198	13,639
*	NCI Building Systems, Inc.	5,900	109,799
*	On Assignment, Inc.	2,895	18,818
*	P.A.M. Transportation Services, Inc.	3,545	30,771
*	Paragon Technologies, Inc.	781	3,081
*	Park-Ohio Holdings Corp.	4,100	31,119
*	Patrick Industries, Inc.	1,000	1,920
*	PGT, Inc.	375	776
*	PHH Corp.	17,000	137,020
*	Pinnacle Airlines Corp.	400	1,092
	Portec Rail Products, Inc.	342	2,302
	Preformed Line Products Co.	600	24,000
	Providence & Worcester Railroad Co.	200	2,800
*	RCM Technologies, Inc.	4,279	4,878
	Regal-Beloit Corp.	9,706	316,027
*	Republic Airways Holdings, Inc.	15,000	224,250
*	Rush Enterprises, Inc. Class A	9,000	84,330
*	Rush Enterprises, Inc. Class B	1,650	17,606
	Ryder System, Inc.	700	27,734
*	Saia, Inc.	3,700	39,257
*	School Specialty, Inc.	7,600	159,600
	Servidyne, Inc.	1,260	4,889
*	SIFCO Industries, Inc.	161	918
	SkyWest, Inc.	23,200	357,512
*	Sparton Corp.	2,336	4,742
*	Spherion Corp.	15,600	49,608
	Standex International Corp.	4,509	116,377
*	Sterling Construction Co., Inc.	380	5,020
	Supreme Industries, Inc.	1,244	1,804
	Sypris Solutions, Inc.	6,800	6,324
*	TeamStaff, Inc.	550	1,045
	Technology Research Corp.	2,000	3,400
	Tecumseh Products Co. Class A	4,000	74,080
*	Tecumseh Products Co. Class B	100	1,660
	Todd Shipyards Corp.	600	7,500
*	Trailer Bridge, Inc.	900	4,050
*	TRC Companies, Inc.	6,900	12,489
	Tredegar Industries, Inc.	14,219	209,304
* #	Trex Co., Inc.	400	6,524
	Triumph Group, Inc.	2,800	122,808
*	United Rentals, Inc.	6,600	67,650
	Universal Forest Products, Inc.	6,400	151,360
*	US Airways Group, Inc.	500	5,070
*	USA Truck, Inc.	3,200	47,264
	Viad Corp.	4,400	96,140
*	Volt Information Sciences, Inc.	7,550	57,758
	Wabash National Corp.	11,600	70,528

16

#	Watts Water Technologies, Inc.	11,300	298,659
*	WCA Waste Corp.	6,200	20,150
	Werner Enterprises, Inc.	26,500	519,930
*	Westaff, Inc.	5,335	2,134
*	Willis Lease Finance Corp.	800	10,192
* #	YRC Worldwide, Inc.	10,300	47,174
Total Industrials			11,044,403

Information Technology — (15.0%)
*	3Com Corp.	150,900	411,957
*	Acorn Factor, Inc.	1,500	3,360
*	Actel Corp.	8,900	107,601
*	ActivIdentity Corp.	16,421	32,842
	Acxiom Corp.	7,600	59,736
*	Adaptec, Inc.	44,846	143,956
*	Advanced Energy Industries, Inc.	1,700	18,139
*	Aehr Test Systems	120	329
*	Aetrium, Inc.	1,800	3,942
	Agilysys, Inc.	10,400	41,808
*	Allied Motion Technologies, Inc.	400	1,172
	American Software, Inc. Class A	3,189	14,510
*	Analysts International Corp.	5,600	4,816
*	Anaren, Inc.	6,200	77,190
*	Applied Micro Circuits Corp.	25,113	128,327
* #	Arris Group, Inc.	8,000	55,280
*	Aspen Technology, Inc.	5,900	46,197
*	Astea International, Inc.	40	136
	Astro-Med, Inc.	1,475	10,414
*	ATMI, Inc.	100	1,216
*	Authentidate Holding Corp.	7,400	2,812
*	Autobytel, Inc.	15,600	12,168
* #	Avanex Corp.	360	1,116
*	Avid Technology, Inc.	10,700	158,681
*	Aviza Technology, Inc.	280	42
*	Avnet, Inc.	1,900	31,806
*	Avocent Corp.	13,077	196,417
*	Aware, Inc.	1,426	3,209
*	Axcelis Technologies, Inc.	17,000	7,480
*	AXT, Inc.	7,406	11,776
	Bel Fuse, Inc. Class B	1,283	27,841
*	Bell Microproducts, Inc.	9,750	8,775
*	Benchmark Electronics, Inc.	27,623	331,200
	Black Box Corp.	6,700	203,747
	Bogen Communications International, Inc.	1,000	4,100
*	Bookham, Inc.	12,660	6,836
*	Borland Software Corp.	23,500	35,250
*	Brooks Automation, Inc.	27,300	187,005
*	CACI International, Inc. Class A	1,200	49,416
*	CalAmp Corp.	8,879	6,926
*	California Micro Devices Corp.	8,400	19,908
*	CallWave, Inc.	8,052	8,777
*	Captaris, Inc.	4,346	20,687
*	Cascade Microtech, Inc.	4,035	12,912
*	Catapult Communications Corp.	4,950	21,137
*	CEVA, Inc.	3,282	27,897

17

*	Checkpoint Systems, Inc.	1,600	20,176
*	Ciber, Inc.	18,600	100,440
*	Cirrus Logic, Inc.	2,466	14,155
*	Clarus Corp.	4,500	22,500
*	Clearfield, Inc.	800	760
#	Cognex Corp.	100	1,602
*	Coherent, Inc.	10,797	273,164
	Cohu, Inc.	7,800	110,292
# ●	Commerce One, Inc.	4,310	—
	Communications Systems, Inc.	1,500	12,000
*	Computer Task Group, Inc.	6,000	29,940
*	CSP, Inc.	66	246
	CTS Corp.	9,000	62,910
*	CyberOptics Corp.	3,400	26,316
*	Cymer, Inc.	100	2,447
*	Data I/O Corp.	1,500	4,275
	Dataram Corp.	3,283	4,202
*	DDi Corp.	4,900	21,952
*	Digi International, Inc.	9,200	94,208
*	Digimarc Corp.	1,857	18,570
*	Ditech Networks, Inc.	11,500	9,545
*	Dot Hill Systems Corp.	17,180	20,444
*	DSP Group, Inc.	9,700	61,110
*	Dynamics Research Corp.	3,642	28,043
*	Easylink Services International Corp.	400	852
*	EDCI Holdings, Inc.	1,611	5,075
*	Edgewater Technology, Inc.	4,067	8,744
*	EFJohnson Technologies, Inc.	8,900	16,910
*	Electro Scientific Industries, Inc.	10,500	87,885
*	Electroglas, Inc.	4,512	2,978
*	Electronics for Imaging, Inc.	4,200	44,520
*	EMS Technologies, Inc.	3,900	81,510
*	Endwave Corp.	3,700	12,210
*	Entegris, Inc.	48,700	131,003
*	Entorian Technologies, Inc.	7,400	3,774
*	EPIQ Systems, Inc.	9,100	123,669
*	ePlus, Inc.	2,500	21,150
*	Evans & Sutherland Computer Corp.	900	734
*	Exar Corp.	11,468	76,606
*	Fairchild Semiconductor Corp. Class A	5,000	28,400
*	FEI Co.	100	2,101
	Fidelity National Information Services, Inc.	6,200	93,558
	Frequency Electronics, Inc.	3,304	14,240
*	Gerber Scientific, Inc.	7,000	33,460
	Gevity HR, Inc.	1,900	6,479
*	Globecomm Systems, Inc.	1,300	10,244
*	Glu Mobile, Inc.	3,700	3,293
*	GTSI Corp.	3,196	18,569
*	Hackett Group, Inc.	511	1,523
*	Harris Stratex Networks, Inc. Class A	6,521	43,234
*	hi/fn, inc.	4,100	10,865
*	Hutchinson Technology, Inc.	8,900	60,876
*	Hypercom Corp.	14,300	27,885
*	I.D. Systems, Inc.	1,100	5,973
*	Ikanos Communications, Inc.	10,776	16,272

18

*	I-many, Inc.	3,379	608
#	Imation Corp.	12,300	151,536
*	InFocus Corp.	11,900	10,591
	infoGROUP, Inc.	5,000	22,300
	InfoSpace, Inc.	13,100	112,267
*	Insight Enterprises, Inc.	17,564	170,898
*	InsWeb Corp.	333	996
*	Integrated Silicon Solution, Inc.	9,260	16,761
*	Intelligent Systems Corp.	500	850
*	International Rectifier Corp.	4,200	64,848
*	Internet Brands, Inc.	1,000	6,490
*	Internet Capital Group, Inc.	13,300	76,076
*	Interwoven, Inc.	5,939	74,891
*	Intest Corp.	3,234	2,523
*	IntriCon Corp.	700	3,675
*	iPass, Inc.	23,900	45,410
*	Ixia	7,300	48,618
	IXYS Corp.	11,100	88,134
*	Jaco Electronics, Inc.	550	490
*	JDA Software Group, Inc.	100	1,428
*	Jupitermedia Corp.	7,900	4,463
	Keithley Instruments, Inc.	3,734	15,870
*	Kemet Corp.	24,912	14,698
*	Key Tronic Corp.	3,598	5,685
*	Keynote Systems, Inc.	4,100	40,180
*	Kopin Corp.	23,100	53,592
*	Kratos Defense & Security Solutions, Inc.	24,606	36,417
*	L-1 Identity Solutions, Inc.	27,677	226,951
*	Lantronix, Inc.	2,300	1,150
*	Lattice Semiconductor Corp.	41,300	77,644
*	Lawson Software, Inc.	3,500	18,620
*	Leadis Technolgies, Inc.	4,635	3,105
*	LeCroy Corp.	4,152	20,635
*	LightPath Technologies, Inc.	287	232
*	Lionbridge Technologies, Inc.	11,500	20,010
*	Logic Devices, Inc.	1,100	946
*	LogicVision, Inc.	400	208
*	LookSmart, Ltd.	6,700	11,591
*	Loral Space & Communications, Inc.	7,200	82,800
*	LTX-Credence Corp.	21,696	13,452
*	Management Network Group, Inc.	12,850	10,923
	MedQuist, Inc.	1,842	7,202
*	Mercury Computer Systems, Inc.	6,300	45,234
*	Merix Corp.	7,000	3,990
	Methode Electronics, Inc.	7,900	59,961
*	MKS Instruments, Inc.	20,600	382,130
*	ModusLink Global Solutions, Inc.	16,700	92,852
*	MPS Group, Inc.	36,900	287,451
*	MRV Communications, Inc.	13,300	9,841
*	Nanometrics, Inc.	6,400	7,872
*	Newport Corp.	11,200	80,528
*	Nu Horizons Electronics Corp.	6,600	12,408
*	NYFIX, Inc.	6,300	9,765
	O.I. Corp.	400	3,624
*	OmniVision Technologies, Inc.	1,100	8,899

19

*	ON Semiconductor Corp.	3,141	16,051
	Openwave Systems, Inc.	41,800	31,350
*	Oplink Communications, Inc.	7,457	60,551
*	OPNET Technologies, Inc.	100	1,263
*	OPTi, Inc.	1,000	1,700
*	Optical Cable Corp.	1,600	7,344
*	Orbcomm, Inc.	9,700	29,100
*	OSI Systems, Inc.	3,500	40,250
*	Overland Storage, Inc.	4,000	1,080
* #	Palm, Inc.	697	2,781
*	PAR Technology Corp.	5,200	25,740
*	PC Connection, Inc.	8,100	48,924
	PC-Tel, Inc.	7,638	44,835
*	PDF Solutions, Inc.	3,000	9,000
	Pegasystems, Inc.	1	13
*	Perceptron, Inc.	73	310
*	Performance Technologies, Inc.	3,750	11,663
*	Pericom Semiconductor Corp.	2,192	17,098
*	Perot Systems Corp.	8,000	115,120
*	Pervasive Software, Inc.	7,700	31,955
*	Photronics, Inc.	10,900	7,521
*	Planar Systems, Inc.	6,072	12,144
*	PlanetOut, Inc.	340	544
*	PLATO Learning, Inc.	7,600	13,072
*	Powerwave Technologies, Inc.	46,944	44,597
*	Presstek, Inc.	200	836
* ●	Price Communications Liquidation Trust	16,900	2,308
*	Quantum Corp.	29,600	8,584
*	Rackable Systems, Inc.	8,800	62,744
*	RadiSys Corp.	8,000	50,960
*	RealNetworks, Inc.	48,764	208,710
*	Relm Wireless Corp.	1,500	1,005
*	RF Micro Devices, Inc.	38,515	76,645
*	RF Monolithics, Inc.	300	159
	Richardson Electronics, Ltd.	4,600	23,092
*	Rudolph Technologies, Inc.	10,100	33,835
*	S1 Corp.	9,300	58,311
*	Safeguard Scientifics, Inc.	33,271	26,284
*	Sanmina-SCI Corp.	104,400	78,300
*	SCM Microsystems, Inc.	5,400	10,746
*	SeaChange International, Inc.	9,300	71,052
*	Secure Computing Corp.	24,200	136,972
*	Selectica, Inc.	9,800	10,486
*	SI International, Inc.	4,500	129,600
*	Silicon Image, Inc.	1,500	6,855
*	Silicon Storage Technology, Inc.	36,200	114,030
*	Skyworks Solutions, Inc.	52,900	377,177
*	Soapstone Networks, Inc.	3,000	8,640
*	SonicWALL, Inc.	11,909	53,352
*	Spectrum Control, Inc.	3,500	21,805
*	SRA International, Inc.	200	3,696
	StarTek, Inc.	5,200	17,212
*	SumTotal Systems, Inc.	4,993	16,028
*	Sunair Electronics, Inc.	600	1,230
*	SupportSoft, Inc.	14,050	35,125

20

*	Sycamore Networks, Inc.	100,500	335,670
*	Symmetricom, Inc.	16,400	72,980
*	SYNNEX Corp.	11,400	175,902
*	Tech Data Corp.	13,700	293,865
*	Technology Solutions Co.	800	2,052
*	TechTeam Global, Inc.	3,500	20,475
*	Telular Corp.	4,000	6,000
*	Tessco Technologies, Inc.	600	6,582
*	THQ, Inc.	200	1,490
*	TIBCO Software, Inc.	17,400	89,610
*	Tier Technologies, Inc. Class B	6,000	35,880
*	TII Network Technologies, Inc.	1,200	804
*	Tollgrade Communications, Inc.	4,700	20,680
*	Track Data Corp.	2,300	3,738
*	Transwitch Corp.	1,435	603
*	Triquint Semiconductor, Inc.	49,500	221,760
*	TTM Technologies, Inc.	6,700	47,972
*	Ulticom, Inc.	13,900	79,578
	United Online, Inc.	22,018	162,933
*	UTStarcom, Inc.	41,002	97,585
*	Veeco Instruments, Inc.	100	774
*	VeriFone Holdings, Inc.	4,500	51,120
*	Vicon Industries, Inc.	1,400	6,580
*	Vignette Corp.	9,650	78,358
*	Virage Logic Corp.	7,350	33,222
*	Vishay Intertechnology, Inc.	6,100	26,291
*	Web.com Group, Inc.	4,414	21,673
*	White Electronics Designs Corp.	7,900	31,521
*	Winland Electronics, Inc.	1,100	605
*	Wireless Telecom Group, Inc.	8,100	4,779
*	WPCS International, Inc.	1,947	5,841
*	Zhone Technologies, Inc.	34,494	4,208
*	ZILOG, Inc.	5,000	14,200
*	Zones, Inc.	500	4,055
*	Zoran Corp.	18,131	147,586
*	Zygo Corp.	6,300	54,117
Total Information Technology			11,445,931

Materials — (5.2%)
	A. Schulman, Inc.	8,700	155,817
	A.M. Castle & Co.	1,800	21,906
*	American Pacific Corp.	700	8,085
	Arch Chemicals, Inc.	800	22,696
	Ashland, Inc.	600	13,554
*	Buckeye Technologies, Inc.	14,923	87,896
*	Bway Holding Co.	200	1,496
	Cabot Corp.	2,600	68,770
*	Caraustar Industries, Inc.	7,400	2,671
	Chemtura Corp.	28,100	48,613
	Chesapeake Corp.	800	37
* #	Coeur d’Alene Mines Corp.	4,900	3,528
*	Core Molding Technologies, Inc.	1,192	3,874
	Ferro Corp.	16,500	255,420
	Friedman Industries, Inc.	2,536	13,060
	Georgia Gulf Corp.	11,900	27,370

21

	Gibraltar Industries, Inc.	10,700	141,775
*	Graphic Packaging Holding Co.	77,400	143,190
	H.B. Fuller Co.	2,100	37,107
*	Headwaters, Inc.	14,800	156,880
	Kronos Worldwide, Inc.	200	2,540
	Louisiana-Pacific Corp.	25,700	123,360
*	Material Sciences Corp.	5,234	25,804
*	Maxxam, Inc.	440	5,940
	Minerals Technologies, Inc.	6,500	368,940
* #	Mines Management, Inc.	2,500	1,800
*	Mod-Pac Corp.	962	2,838
	Neenah Paper, Inc.	5,000	45,150
	NL Industries, Inc.	17,500	241,150
	NN, Inc.	5,500	39,655
*	Northwest Pipe Co.	2,813	80,817
	P.H. Glatfelter Co.	11,400	117,534
	Penford Corp.	900	11,583
*	PolyOne Corp.	33,700	160,075
	Quaker Chemical Corp.	247	4,725
*	Ready Mix, Inc.	923	2,178
*	Rock of Ages Corp.	500	1,500
	Rock-Tenn Co. Class A	9,400	285,854
*	Rosetta Resources, Inc.	17,367	183,222
	Schweitzer-Maudoit International, Inc.	5,409	90,438
	Sensient Technologies Corp.	8,700	219,501
	Spartech Corp.	10,300	65,508
	Stepan Co.	300	10,749
* #	Stillwater Mining Co.	1,900	7,524
#	Temple-Inland, Inc.	1,300	7,709
	Tronox, Inc. Class A	4,300	581
	Tronox, Inc. Class B	1,400	196
*	U.S. Concrete, Inc.	14,100	44,415
* #	U.S. Gold Corp.	18,900	13,230
	Wausau Paper Corp.	17,129	158,615
*	Webco Industries, Inc.	100	7,350
	Westlake Chemical Corp.	13,100	238,813
	Worthington Industries, Inc.	12,590	151,961
Total Materials			3,935,000

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	300	—
* ●	ePresence, Inc. Escrow Shares	2,300	—
* ●	MAIR Holdings, Inc. Escrow Shares	4,800	5,616
* ●	Petrocorp, Inc. Escrow Shares	1,700	102
* ●	Tripos Escrow Shares	100	9
Total Other			5,727

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	9,000	26,100
	CenturyTel, Inc.	1,100	27,621
	D&E Communications, Inc.	5,508	38,556
*	General Communications, Inc. Class A	5,000	38,400
*	GoAmerica, Inc.	21	108
	IDT Corp.	6,300	5,607
	IDT Corp. Class B	16,800	17,304

22

*	LCC International, Inc. Class A	5,400	81
*	Point.360	400	524
	SureWest Communications	4,700	83,049
*	Xeta Corp.	3,600	6,120
	Total Telecommunication Services		243,470

	Utilities — (0.0%)
	Connecticut Water Services, Inc.	400	10,600
	New Jersey Resources Corp.	8	298
	Total Utilities		10,898

	TOTAL COMMON STOCKS		69,031,590

	RIGHTS/WARRANTS — (0.0%)
* ●	Federal-Mogul Corp. Warrants 12/27/14	378	79
*	Lantronix, Inc. Warrants 2008	11	6
	TOTAL RIGHTS/WARRANTS		85

		Face
		Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $865,000 FHLMC 6.50%, 09/01/37, valued at $676,839) to be repurchased at $664,052	$664	664,000

		Shares
	SECURITIES LENDING COLLATERAL — (8.5%)
§ @	DFA Short Term Investment Fund LP	6,103,441	6,103,441

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.25%, 11/03/08 (Collateralized by $6,688,926 FNMA 6.000%, 11/01/28, valued at $413,650) to be repurchased at $401,610	$402	401,602

	TOTAL SECURITIES LENDING COLLATERAL		6,505,043

	TOTAL INVESTMENTS - (100.0%)
	(Cost $120,354,557)		$76,200,718

See accompanying Notes to Financial Statements.

23

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (96.3%)
Consumer Discretionary — (12.0%)
*	Ascent Media Corp.	710	$17,956
	Carnival Corp.	6,239	158,471
	CBS Corp. Class A	1,000	9,830
	CBS Corp. Class B	66,043	641,278
	Comcast Corp. Class A	141,028	2,222,601
	Comcast Corp. Special Class A Non-Voting	40,735	628,134
*	Discovery Communications, Inc. (25470F104)	7,105	96,912
*	Discovery Communications, Inc. (25470F302)	7,105	94,639
	Disney (Walt) Co.	9,473	245,351
	Eastman Kodak Co.	3,300	30,294
*	Expedia, Inc.	16,550	157,390
	Foot Locker, Inc.	5,300	77,486
	Fortune Brands, Inc.	5,400	205,956
#	Gannett Co., Inc.	15,900	174,900
*	Goodyear Tire & Rubber Co.	7,700	68,684
	J.C. Penney Co., Inc.	4,900	117,208
	Leggett & Platt, Inc.	6,000	104,160
*	Liberty Global, Inc. Class A	6,890	113,616
*	Liberty Global, Inc. Series C	8,890	143,662
*	Liberty Media Corp. - Entertainment Class A	49,792	801,651
*	Liberty Media Holding Corp. Interactive Class A	49,699	242,531
	Macy’s, Inc.	28,232	346,971
* #	Mohawk Industries, Inc.	5,650	273,347
	News Corp. Class A	3,600	38,304
#	Royal Caribbean Cruises, Ltd.	4,700	63,732
* #	Sears Holdings Corp.	6,200	357,988
	Service Corp. International	10,300	71,070
	Time Warner, Inc.	262,000	2,643,580
*	Toll Brothers, Inc.	10,707	247,546
	Tyco Electronics, Ltd.	21,020	408,629
#	Whirlpool Corp.	2,318	108,135
	Wyndham Worldwide Corp.	14,600	119,574
Total Consumer Discretionary			11,031,586

Consumer Staples — (5.6%)
	Archer-Daniels-Midland Co.	14,783	306,452
	Coca-Cola Enterprises, Inc.	43,207	434,230
*	Constellation Brands, Inc. Class A	7,400	92,796
	Corn Products International, Inc.	6,900	167,808
	CVS Caremark Corp.	6,598	202,229
#	J.M. Smucker Co.	5,650	251,764
	Kraft Foods, Inc.	74,077	2,158,604
	Molson Coors Brewing Co.	11,200	418,432
	PepsiAmericas, Inc.	10,300	194,979

1

	Reynolds American, Inc.	6,500	318,240
	Safeway, Inc.	3,329	70,808
* #	Smithfield Foods, Inc.	13,000	136,760
	SUPERVALU, Inc.	16,703	237,851
	Tyson Foods, Inc. Class A	22,881	199,980
Total Consumer Staples			5,190,933

Energy — (12.9%)
	Anadarko Petroleum Corp.	42,700	1,507,310
	Apache Corp.	24,254	1,996,832
#	Cimarex Energy Co.	6,700	271,082
	ConocoPhillips	61,398	3,193,924
	Devon Energy Corp.	31,615	2,556,389
*	Forest Oil Corp.	6,000	175,260
	Marathon Oil Corp.	37,671	1,096,226
*	Mariner Energy, Inc.	3,318	47,746
*	Newfield Exploration Co.	9,200	211,416
	Patterson-UTI Energy, Inc.	850	11,279
	Pioneer Natural Resources Co.	4,412	122,786
*	Pride International, Inc.	3,644	68,471
	Rowan Companies, Inc.	4,100	74,374
	Tidewater, Inc.	4,000	174,440
*	Unit Corp.	1,300	48,802
	Valero Energy Corp.	17,156	353,070
Total Energy			11,909,407

Financials — (30.9%)
*	Allegheny Corp.	981	276,642
	Allstate Corp.	34,900	921,011
#	American Capital, Ltd.	8,210	115,351
	American Financial Group, Inc.	10,200	231,846
	American National Insurance Co.	2,584	176,436
	Bank of America Corp.	142,180	3,436,491
	Bank of New York Mellon Corp.	700	22,820
	Capital One Financial Corp.	25,153	983,985
	Chubb Corp.	28,200	1,461,324
	Cincinnati Financial Corp.	17,483	454,383
#	Citigroup, Inc.	26,543	362,312
	CNA Financial Corp.	22,006	342,413
	Comerica, Inc.	5,200	143,468
	Discover Financial Services	17,677	216,543
	Fidelity National Financial, Inc.	15,720	141,637
#	Fifth Third Bancorp	10,000	108,500
	First American Corp.	9,300	189,813
	Genworth Financial, Inc.	13,859	67,078
	Hanover Insurance Group, Inc.	5,201	204,139
	Hartford Financial Services Group, Inc.	21,765	224,615
	HCC Insurance Holdings, Inc.	3,300	72,798
	JPMorgan Chase & Co.	96,703	3,988,999
	KeyCorp	21,700	265,391
	Legg Mason, Inc.	4,600	102,074
#	Leucadia National Corp.	1,189	31,913
	Lincoln National Corp.	21,700	374,108
	Loews Corp.	46,900	1,557,549
	M&T Bank Corp.	4,200	340,620

2

	Marsh & McLennan Companies, Inc.	10,723	314,398
#	Marshall & Ilsley Corp.	6,936	125,056
	Mercury General Corp.	3,900	200,343
	Merrill Lynch & Co., Inc.	22,300	414,557
	MetLife, Inc.	62,833	2,087,312
	Morgan Stanley	36,630	639,926
	National City Corp.	22,500	60,750
	Nationwide Financial Services, Inc.	5,300	250,743
	New York Community Bancorp, Inc.	34,500	540,270
	Odyssey Re Holdings Corp.	6,900	272,136
	Old Republic International Corp.	23,459	216,057
	Principal Financial Group, Inc.	16,083	305,416
	Protective Life Corp.	6,500	54,275
	Prudential Financial, Inc.	21,800	654,000
* #	Reinsurance Group of America, Inc. Class A	5,800	216,572
*	Reinsurance Group of America, Inc. Class B	7,809	289,245
*	Sovereign Bancorp, Inc.	33,585	97,397
	StanCorp Financial Group, Inc.	3,800	129,504
	SunTrust Banks, Inc.	12,700	509,778
	Synovus Financial Corp.	7,300	75,409
	The Goldman Sachs Group, Inc.	3,300	305,250
	The Travelers Companies, Inc.	61,868	2,632,483
	Torchmark Corp.	2,800	116,956
	Transatlantic Holdings, Inc.	4,100	175,685
	Unum Group	31,512	496,314
	W. R. Berkley Corp.	6,100	160,247
	Wesco Financial Corp.	400	131,996
#	Zions Bancorporation	2,300	87,653
Total Financials			28,373,987

Health Care — (1.5%)
*	Community Health Systems, Inc.	2,000	41,000
*	King Pharmaceuticals, Inc.	9,400	82,626
	Omnicare, Inc.	4,000	110,280
	PerkinElmer, Inc.	2,900	52,026
*	Watson Pharmaceuticals, Inc.	9,800	256,466
*	WellPoint, Inc.	21,368	830,574
Total Health Care			1,372,972

Industrials — (17.5%)
*	Allied Waste Industries, Inc.	33,300	346,986
	Burlington Northern Santa Fe Corp.	27,227	2,424,837
	CSX Corp.	50,900	2,327,148
	FedEx Corp.	6,177	403,790
*	Kansas City Southern	346	10,681
	Kennametal, Inc.	1,700	36,074
	Masco Corp.	11,900	120,785
	Norfolk Southern Corp.	46,400	2,781,216
	Northrop Grumman Corp.	40,423	1,895,434
	Parker Hannifin Corp.	600	23,262
	Pentair, Inc.	2,100	58,044
	R. R. Donnelley & Sons Co.	7,400	122,618
	Raytheon Co.	2,545	130,075
	Ryder System, Inc.	6,100	241,682
	Southwest Airlines Co.	73,600	867,008

3

	Timken Co.	2,200	34,936
	Union Pacific Corp.	63,200	4,219,864
*	URS Corp.	2,800	82,292
Total Industrials			16,126,732

Information Technology — (3.4%)
*	Arrow Electronics, Inc.	7,300	127,385
*	Avnet, Inc.	12,900	215,946
*	Computer Sciences Corp.	16,363	493,508
	Fidelity National Information Services, Inc.	7,380	111,364
*	IAC/InterActiveCorp	15,686	262,897
*	Ingram Micro, Inc.	17,872	238,234
	Intersil Corp.	10,988	150,426
	Jabil Circuit, Inc.	8,000	67,280
*	JDS Uniphase Corp.	6,585	35,954
	Lender Processing Services, Inc.	3,090	71,286
*	Micron Technology, Inc.	52,000	244,920
	Motorola, Inc.	51,341	275,701
*	Sandisk Corp.	2,000	17,780
*	Sun Microsystems, Inc.	5,500	25,300
*	Symantec Corp.	27,677	348,177
	Xerox Corp.	50,781	407,264
Total Information Technology			3,093,422

Materials — (3.5%)
	Alcoa, Inc.	12,976	149,354
	Ashland, Inc.	6,400	144,576
	Bemis Co., Inc.	2,700	67,068
	Cytec Industries, Inc.	1,600	45,312
*	Domtar Corp.	15,643	38,795
	Dow Chemical Co.	35,126	936,810
	International Paper Co.	34,863	600,341
	Lubrizol Corp.	2,000	75,160
	MeadWestavco Corp.	21,241	298,011
	Reliance Steel & Aluminum Co.	1,900	47,576
*	Rockwood Holdings, Inc.	2,400	29,640
	Weyerhaeuser Co.	19,532	746,513
Total Materials			3,179,156

Telecommunication Services — (8.9%)
	AT&T, Inc.	148,541	3,976,443
	CenturyTel, Inc.	4,000	100,440
	Sprint Nextel Corp.	86,932	272,097
	Telephone & Data Systems, Inc.	6,000	161,100
	Telephone & Data Systems, Inc. Special Shares	3,000	82,200
*	United States Cellular Corp.	3,700	141,747
	Verizon Communications, Inc.	115,740	3,434,006
Total Telecommunication Services			8,168,033

Utilities — (0.1%)
*	Reliant Energy, Inc.	11,100	58,275

TOTAL COMMON STOCKS			88,504,503

4

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $785,000 FNMA 5.00%, 06/01/23, valued at $752,152) to be repurchased at $739,058	$739	739,000

		Shares
SECURITIES LENDING COLLATERAL — (2.9%)
§ @	DFA Short Term Investment Fund LP	2,517,829	2,517,829

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.25%, 11/03/08 (Collateralized by $2,759,352 FNMA 6.000%, 11/01/28, valued at $170,641) to be repurchased at $165,674	$166	165,671

TOTAL SECURITIES LENDING COLLATERAL			2,683,500

TOTAL INVESTMENTS - (100.0%) (Cost $116,105,122)			$91,927,003

See accompanying Notes to Financial Statements.

5

VA INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008

	Shares	Value ††

AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
Amcor, Ltd.	18,221	$70,340
Australia & New Zealand Banking Group, Ltd.	40,316	472,604
AXA Asia Pacific Holdings, Ltd.	28,500	84,077
Bendigo Bank, Ltd.	4,751	41,912
BlueScope Steel, Ltd.	18,253	53,685
# Boral, Ltd.	17,257	51,940
Caltex Australia, Ltd.	5,940	37,412
Commonwealth Bank of Australia	24,188	661,198
Crown, Ltd.	6,575	29,426
CSR, Ltd.	17,194	24,992
Downer EDI, Ltd.	8,268	26,851
# Fairfax Media, Ltd.	24,201	31,026
Foster’s Group, Ltd.	46,349	177,182
Goodman Fielder, Ltd.	25,914	28,758
Insurance Australia Group, Ltd.	23,604	59,792
Lend Lease Corp., Ltd.	11,925	55,180
# Macquarie Group, Ltd.	5,475	108,619
Metcash, Ltd.	11,496	31,028
Mirvac, Ltd.	18,683	12,230
# National Australia Bank, Ltd.	35,036	568,498
Onesteel, Ltd.	18,333	42,118
Origin Energy, Ltd.	14,533	152,412
OZ Minerals, Ltd.	22,325	14,025
Qantas Airways, Ltd.	18,940	30,763
# Seven Network, Ltd.	2,558	10,735
Suncorp-Metway, Ltd.	14,402	77,529
TABCORP Holdings, Ltd.	13,144	60,260

TOTAL — AUSTRALIA		3,014,592

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
# Erste Group Bank AG	3,995	106,507
OMV AG	5,156	165,043
Voestalpine AG	5,617	137,080
Wienerberger AG	3,869	64,230

TOTAL — AUSTRIA		472,860

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Delhaize Group	3,186	179,176
# Dexia SA	24,255	129,008

1

	UCB SA	5,259	133,861
TOTAL COMMON STOCKS			442,045

RIGHTS/WARRANTS — (0.0%)
*	Umicore	150	4

TOTAL — BELGIUM			442,049

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
	Astral Media, Inc. Class A	700	16,186
#	Bank of Montreal	7,900	281,970
	Barrick Gold Corp.	18,600	425,302
	BCE, Inc.	5,588	162,406
	Canadian Pacific Railway, Ltd.	3,200	144,827
#	Canadian Tire Corp. Class A	800	30,399
*	CGI Group, Inc.	5,000	39,907
*	Domtar Corp.	8,000	19,846
	Empire Co., Ltd. Class A	1,200	45,798
	Fairfax Financial Holdings, Inc.	300	82,386
	George Weston, Ltd.	1,600	81,653
	Gerdau Ameristeel Corp.	4,200	22,476
	Goldcorp, Inc.	19,700	368,404
	Groupe Aeroplan, Inc.	4,000	34,746
	Industrial Alliance Insurance & Financial Services, Inc.	2,800	58,077
	ING Canada, Inc.	500	13,611
	Jean Coutu Group PJC, Inc.	1,700	10,282
	Loblaw Companies, Ltd.	1,700	41,396
# *	Lundin Mining Corp.	7,100	10,603
	Magna International, Inc. Class A	2,515	84,383
	Manulife Financial Corp.	17,350	347,201
*	MDS, Inc.	1,608	16,796
	Methanex Corp.	2,400	27,260
	Metro, Inc. Class A	1,800	45,325
	National Bank of Canada	3,000	112,528
	Onex Corp.	1,700	29,408
	Petro-Canada	14,100	352,588
	Power Corp. of Canada, Ltd.	5,400	117,382
*	Saskatchewan Wheat Pool, Inc.	3,800	24,118
	Sherritt International Corp.	6,700	20,567
	Sun Life Financial, Inc.	17,008	400,047
#	The Thomson Corp.	3,000	70,638
	TransCanada Corp.	12,979	392,180
	Yamana Gold, Inc.	13,300	63,449

TOTAL — CANADA			3,994,145

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A.P. Moller- Maersk Group	42	241,710
	Carlsberg A.S. Series B	1,600	62,990

2

Danisco A.S.	1,570	68,019
# Danske Bank A.S.	12,100	179,120
* Jyske Bank A.S.	3,000	88,611

TOTAL — DENMARK		640,450

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Kesko Oyj	3,300	77,247
Outokumpu Oyj Series A	5,000	51,815
Sampo Oyj	6,418	128,615
Stora Enso Oyj Series R	19,093	177,554
UPM-Kymmene Oyj	26,988	381,619

TOTAL — FINLAND		816,850

FRANCE — (8.1%)
COMMON STOCKS — (8.1%)
Air France-KLM	4,757	68,537
# AXA SA	36,997	706,793
BNP Paribas SA	19,418	1,402,006
Capgemini SA	1,927	62,087
Casino Guichard Perrachon SA	855	59,767
Ciments Francais SA	500	36,303
CNP Assurances	750	60,433
Compagnie de Saint-Gobain	8,653	333,892
Compagnie Generale des Establissements Michelin Series B	2,607	134,185
Credit Agricole SA	13,900	201,091
# European Aeronautic Defence & Space Co.	8,265	137,470
# France Telecom SA	14,340	361,592
Lafarge SA	3,900	257,820
Lagardere S.C.A.	3,576	142,182
Peugeot SA	4,558	121,630
PPR SA	2,116	134,854
Remy Cointreau SA	1	42
Renault SA	5,526	169,360
# Safran SA	3,754	47,644
SCOR SE (4797364)	1	3
SCOR SE (B1LB9P6)	1,207	19,775
Societe Generale Paris	2,500	136,263
STMicroelectronics NV	14,282	117,402
Vivendi SA	30,477	796,642

TOTAL — FRANCE		5,507,773

GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
Allianz SE	937	70,509
Allianz SE Sponsored ADR	72,836	552,097
AMB Generali Holding AG	434	47,463
Bayerische Motoren Werke AG	10,122	256,680
Commerzbank AG	10,095	108,591
Daimler AG	17,468	600,117

3

# Daimler AG Sponsored ADR	8,400	289,800
Deutsche Bank AG	10,577	395,124
Deutsche Lufthansa AG	6,846	94,818
Deutsche Telekom AG Sponsored ADR	86,100	1,278,585
E.ON AG	9,303	356,034
E.ON AG Sponsored ADR	27,800	1,056,400
Fraport AG	1,377	44,105
Hannover Rueckversicherung AG	596	14,784
# Heidelberger Zement AG	1,098	78,698
* Infineon Technologies AG	10,406	32,553
* Infineon Technologies AG ADR	4,000	12,520
# Lanxess AG	584	8,839
Linde AG	1,713	144,088
Munchener Rueckversicherungs-Gesellschaft AG	3,975	516,034
# Suedzucker AG	2,196	24,413
# TUI AG	3,928	47,292

TOTAL — GERMANY		6,029,544

GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Alpha Bank A.E.	1,100	16,060
Hellenic Petroleum S.A.	6,311	52,283

TOTAL — GREECE		68,343

HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
Cathay Pacific Airways, Ltd.	45,000	54,914
Cheung Kong Holdings, Ltd.	33,000	316,850
Great Eagle Holdings, Ltd.	8,229	9,447
Hang Lung Group, Ltd.	20,000	64,360
Henderson Land Development Co., Ltd.	13,000	47,013
Hong Kong and Shanghai Hotels, Ltd.	19,052	17,995
Hopewell Holdings, Ltd.	14,000	43,527
Hutchison Whampoa, Ltd.	74,000	399,886
Hysan Development Co., Ltd.	20,056	31,449
MTR Corp., Ltd.	44,610	98,853
New World Development Co., Ltd.	139,053	115,753
Sino Land Co., Ltd.	43,990	38,675
Sun Hung Kai Properties, Ltd.	27,000	236,550
Wharf Holdings, Ltd.	59,014	117,746
Wheelock and Co., Ltd.	55,000	82,393

TOTAL — HONG KONG		1,675,411

IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
Allied Irish Banks P.L.C.	6,430	34,460
Allied Irish Banks P.L.C. Sponsored ADR	1,100	11,385
Bank of Ireland P.L.C.	7,396	21,882
Bank of Ireland P.L.C. Sponsored ADR	600	7,284

TOTAL — IRELAND		75,011

4

ITALY — (1.6%)
COMMON STOCKS — (1.6%)
Banca Popolare di Milano Scarl	7,333	42,917
Banco Popolare Scarl	3,698	46,132
Fondiaria - Sai SpA	2,059	38,682
Intesa Sanpaolo SpA	64,553	236,257
# Italcementi SpA	1,768	20,606
Pirelli & Co. SpA	53,332	18,804
Telecom Italia SpA Sponsored ADR	24,800	282,720
UniCredito Italiano SpA	105,932	259,324
Unione di Banche Italiane ScpA	6,822	115,088
Unipol Gruppo Finanziario SpA	28,275	50,165

TOTAL — ITALY		1,110,695

JAPAN — (15.1%)
COMMON STOCKS — (15.1%)
Aioi Insurance Co., Ltd.	8,500	34,903
Aisin Seiki Co., Ltd.	5,100	90,247
Ajinomoto Co., Inc.	16,000	138,150
Alps Electric Co., Ltd.	4,200	23,105
Amada Co., Ltd.	8,000	36,738
Aoyama Trading Co., Ltd.	1,100	12,861
Asahi Kasei Corp.	26,000	97,797
Bridgestone Corp.	17,400	304,204
Canon Marketing Japan, Inc.	2,000	33,458
Chuo Mitsui Trust Holdings, Inc.	12,000	47,345
Citizen Holdings Co., Ltd.	3,000	16,599
Coca-Cola West Japan Co., Ltd.	1,000	20,056
Cosmo Oil Co., Ltd.	10,000	21,273
# CSK Holdings Corp.	2,200	18,388
Dai Nippon Printing Co., Ltd.	13,000	153,597
Dai Nippon Sumitomo Pharma Co., Ltd.	7,000	55,306
Daicel Chemical Industries, Ltd.	4,000	14,422
Daiwa House Industry Co., Ltd.	11,000	97,789
Denso Corp.	11,000	214,396
# Ebara Corp.	8,000	15,947
Fuji Electric Holdings Co., Ltd.	12,000	17,509
Fuji Heavy Industries, Ltd.	6,000	21,106
FUJIFILM Holdings Corp.	14,300	329,191
Fujikura, Ltd.	11,000	31,525
Fukuoka Financial Group, Inc.	11,000	36,382
Futaba Industrial Co., Ltd.	2,300	14,323
Gunze, Ltd.	4,000	13,203
Hankyu Hanshin Holdings, Inc.	28,000	132,087
Heiwa Corp.	1,800	12,353
Hitachi Cable, Ltd.	5,000	10,531
Hitachi Maxell, Ltd.	2,300	16,382
Hitachi Transport System, Ltd.	2,000	26,746
Hitachi, Ltd.	76,000	356,824

5

	Hitachi, Ltd. Sponsored ADR	1,700	79,968
#	House Foods Corp.	2,000	32,509
	JS Group Corp.	4,848	62,777
	JTEKT Corp.	12,400	95,145
	Juroku Bank, Ltd.	5,000	18,442
	Kajima Corp.	18,000	52,064
	Kamigumi Co., Ltd.	4,000	31,822
#	Kandenko Co., Ltd.	3,000	15,764
	Kaneka Corp.	8,000	37,332
	Kawasaki Kisen Kaisha, Ltd.	26,000	103,009
	Kinden Corp.	2,000	16,699
	Kiyo Holdings, Inc.	5,000	8,074
	Kokuyo Co., Ltd.	2,000	14,101
	Komori Corp.	1,000	11,433
	Kyocera Corp.	3,700	217,332
	Mabuchi Motor Co., Ltd.	400	15,822
#	Marui Group Co., Ltd.	6,000	36,677
#	Meiji Dairies Corp.	6,000	27,366
#	Meiji Seika Kaisha, Ltd.	6,000	24,535
	Mitsubishi Heavy Industries, Ltd.	87,000	278,953
	Mitsubishi Logistics Corp.	4,000	36,392
	Mitsubishi Materials Corp.	48,000	108,388
#	Mitsubishi Rayon Co., Ltd.	16,000	34,348
	Mitsubishi UFJ Financial Group, Inc. ADR	60,500	379,335
	Mitsui Chemicals, Inc.	14,000	48,881
	Mitsui Mining and Smelting Co., Ltd.	16,000	29,262
	Mitsui Sumitomo Insurance Group Holdings, Inc.	8,250	229,254
	Nagase & Co., Ltd.	2,000	17,138
	NEC Corp.	48,000	142,309
	NGK Spark Plug Co., Ltd.	4,000	37,707
	Nippon Express Co., Ltd.	16,000	64,580
	Nippon Kayaku Co., Ltd.	4,000	18,318
	Nippon Meat Packers, Inc.	5,000	68,580
	Nippon Mining Holdings, Inc.	16,500	50,512
	Nippon Mitsubishi Oil Corp.	36,100	148,182
	Nippon Paper Group, Inc.	20	53,453
	Nippon Sheet Glass Co., Ltd.	7,000	22,893
	Nipponkoa Insurance Co., Ltd.	11,000	65,929
	Nishi-Nippon Bank, Ltd.	18,000	39,214
	Nissan Motor Co., Ltd.	66,700	331,259
	Nisshin Seifun Group, Inc.	3,300	35,777
	Nisshin Steel Co., Ltd.	23,000	30,801
	Nisshinbo Industries, Inc.	3,000	17,437
	Obayashi Corp.	9,000	44,035
	Oji Paper Co., Ltd.	19,000	72,543
#	Onward Holdings Co., Ltd.	2,000	14,628
	Panasonic Electric Works Co., Ltd.	7,000	61,095
#	Pioneer Electronic Corp.	2,900	8,603
	Q.P. Corp.	2,300	26,447
#	Rengo Co., Ltd.	6,000	30,595
#	Resona Holdings, Inc.	70	73,404
	Ricoh Co., Ltd.	19,000	204,478

6

	Rohm Co., Ltd.	2,400	115,646
	Sanwa Holdings Corp.	3,000	9,953
	Sapporo Hokuyo Holdings, Inc.	6	25,877
#	Sega Sammy Holdings, Inc.	3,800	28,727
	Seiko Epson Corp.	2,300	34,543
	Seino Holdings Co., Ltd.	2,000	9,678
	Sekisui Chemical Co., Ltd.	11,000	64,269
	Sekisui House, Ltd.	13,000	130,358
	Shiga Bank, Ltd.	4,000	24,836
	Shimachu Co., Ltd.	1,200	27,369
	Shimizu Corp.	12,000	58,883
	Shinko Securities Co., Ltd.	11,000	27,277
#	Shinsei Bank, Ltd.	4,000	6,136
	Shizuoka Bank, Ltd.	9,000	79,486
	Sojitz Corp.	26,870	44,901
	Sompo Japan Insurance, Inc.	12,000	84,110
	Sony Corp.	6,800	161,162
	Sony Corp. Sponsored ADR	27,600	641,424
	Sumitomo Bakelite Co., Ltd.	9,000	32,832
	Sumitomo Corp.	29,300	257,783
	Sumitomo Electric Industries, Ltd.	17,000	137,641
	Sumitomo Forestry Co., Ltd.	3,000	19,684
	Sumitomo Mitsui Financial Group, Inc.	1	3,207
	Sumitomo Rubber Industries, Ltd.	6,600	58,222
	Sumitomo Trust & Banking Co., Ltd.	23,000	106,515
	Taiheiyo Cement Corp.	11,600	13,502
	Taisei Corp.	18,000	41,483
	Taisho Pharmaceutical Co., Ltd.	3,000	54,035
#	Taiyo Yuden Co., Ltd.	1,000	4,794
	TDK Corp.	900	30,410
	TDK Corp. Sponsored ADR	419	14,250
	Teijin, Ltd.	12,000	31,208
	The 77 Bank, Ltd.	9,000	42,403
#	The Bank of Iwate, Ltd.	300	18,646
#	The Bank of Kyoto, Ltd.	5,000	52,594
	The Bank of Nagoya, Ltd.	3,000	18,059
	The Chiba Bank, Ltd.	10,000	49,426
	The Chugoku Bank, Ltd.	5,400	74,288
	The Daishi Bank, Ltd.	5,000	19,470
	The Gunma Bank, Ltd.	12,000	61,274
	The Hachijuni Bank, Ltd.	9,000	44,162
	The Higo Bank, Ltd.	3,000	16,605
	The Hiroshima Bank, Ltd.	11,000	40,876
	The Hokkoku Bank, Ltd.	5,000	18,823
	The Hyakugo Bank, Ltd.	4,000	22,467
	The Hyakujishi Bank, Ltd.	3,000	14,975
	The Iyo Bank, Ltd.	7,000	75,516
#	The Joyo Bank, Ltd.	20,000	94,090
	The Kagoshima Bank, Ltd.	5,000	31,699
	The Nanto Bank, Ltd.	3,000	14,097
	The Ogaki Kyoritsu Bank, Ltd.	4,000	19,878
	The San-in Godo Bank, Ltd.	3,000	21,475

7

#	Toda Corp.	4,000	14,449
	Tokio Marine Holdings, Inc.	13,200	407,166
	Tokio Marine Holdings, Inc. ADR	2,700	81,270
	Tokyo Steel Manufacturing Co., Ltd.	1,500	11,586
	Toppan Printing Co., Ltd.	16,000	117,647
	Toyo Seikan Kaisha, Ltd.	5,100	62,922
	Toyota Auto Body Co., Ltd.	2,000	32,064
	TV Asahi Corp.	9	11,364
	UNY Co., Ltd.	2,000	15,587
#	Wacoal Corp.	2,000	21,667
	Yamaguchi Financial Group, Inc.	2,000	19,130
	Yamaha Corp.	2,000	19,382
	Yamaha Motor Co., Ltd.	3,000	33,168
	Yamanashi Chuo Bank, Ltd.	3,000	17,063
#	Yamazaki Baking Co., Ltd.	5,000	66,434
	Yokohama Rubber Co., Ltd.	8,000	39,254

	TOTAL — JAPAN		10,291,521

	NETHERLANDS — (3.8%)
	COMMON STOCKS — (3.8%)
	Aegon NV	41,089	170,732
#	ArcelorMittal	28,380	736,789
	ING Groep NV	37,531	352,054
	ING Groep NV Sponsored ADR	8,600	80,066
	Koninklijke Ahold NV	21,065	226,141
	Koninklijke DSM NV	5,062	140,969
	Koninklijke Philips Electronics NV	46,544	860,125
	SNS Reaal	4,485	32,901

	TOTAL — NETHERLANDS		2,599,777

	NEW ZEALAND — (0.2%)
	COMMON STOCKS — (0.2%)
	Contact Energy, Ltd.	18,151	76,955
	Fletcher Building, Ltd.	10,304	34,988

	TOTAL — NEW ZEALAND		111,943

	NORWAY — (0.7%)
	COMMON STOCKS — (0.7%)
	DnB NOR ASA Series A	18,000	104,316
# *	Marine Harvest	72,000	11,630
	Norsk Hydro ASA	21,300	88,998
	Orkla ASA	32,950	219,355
	Storebrand ASA	10,400	24,651

	TOTAL — NORWAY		448,950

	PORTUGAL — (0.2%)
	COMMON STOCKS — (0.2%)
	Banco Comercial Portugues SA	23,860	27,729
	Banco Espirito Santo SA	8,000	76,170

	TOTAL — PORTUGAL		103,899

8

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	DBS Group Holdings, Ltd.	28,000	213,738
	Fraser & Neave, Ltd.	40,500	76,421
	Jardine Cycle & Carriage, Ltd.	3,155	20,237
	Neptune Orient Lines, Ltd.	19,000	16,047
	Overseas Chinese Banking Corp., Ltd.	60,000	202,857
	Singapore Airlines, Ltd.	17,800	136,375
	United Industrial Corp., Ltd.	43,000	39,021
	United Overseas Bank, Ltd.	29,000	262,182
	UOL Group, Ltd.	12,400	16,232

TOTAL — SINGAPORE			983,110

SPAIN — (5.1%)
COMMON STOCKS — (5.1%)
	Acciona SA	679	64,226
#	Acerinox SA	10,000	125,710
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	17,100	198,360
#	Banco de Sabadell SA	30,076	205,144
	Banco Espanol de Credito SA	2,157	27,442
#	Banco Pastor SA	4,800	39,902
#	Banco Popular Espanol SA	10,136	92,244
	Banco Santander Central Hispano SA	108,190	1,170,093
*	Banco Santander SA	1,666	18,306
#	Banco Santander SA Sponsored ADR	61,400	659,436
	Ebro Puleva SA	1,846	24,002
#	Grupo Ferrovial SA	3,298	101,641
	Iberia Lineas Aereas de Espana SA	10,900	25,715
	Mapfre SA	10,750	34,212
	Repsol YPF SA	21,824	415,003
	Repsol YPF SA Sponsored ADR	15,200	290,624

TOTAL — SPAIN			3,492,060

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
#	Electrolux AB Series B	8,100	74,570
	Holmen AB Series B	2,300	64,829
#	Nordea Bank AB	56,330	451,493
#	Skandinaviska Enskilda Banken AB Series A	7,800	77,303
	Svenska Cellulosa AB Series B	17,300	127,750
	Svenska Handelsbanken AB Series A	7,700	141,503
#	Swedbank AB Series A	6,100	50,410
	Tele2 AB Series B	6,400	54,612
	Telefonaktiebolaget LM Erricson Sponsored ADR	15,470	109,373
	TeliaSonera AB	20,500	90,193
	Volvo AB Series A	6,000	31,007
	Volvo AB Series B	15,700	82,043

TOTAL — SWEDEN			1,355,086

9

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
#	Adecco SA	3,259	113,371
	Baloise-Holding AG	3,031	162,051
	Banque Cantonale Vaudoise	110	24,518
	Credit Suisse Group AG	22,276	832,986
	Credit Suisse Group AG Sponsored ADR	7,600	284,240
	EMS-Chemie Holding AG	350	26,429
#	Givaudan SA	252	171,717
	Helvetia Holding AG	133	22,799
	Holcim, Ltd.	7,515	426,846
	Sulzer AG	1,080	63,763
	Swatch Group AG	485	75,681
	Swiss Life Holding AG	1,200	108,127
	Swiss Re	12,359	515,416
*	UBS AG	14,146	240,019
	Valiant Holding AG	600	103,380
	Zurich Financial SVCS AG	3,371	683,901

TOTAL — SWITZERLAND			3,855,244

UNITED KINGDOM — (19.2%)
COMMON STOCKS — (19.2%)
	Amlin P.L.C.	10,618	54,370
	Associated British Foods P.L.C.	23,418	262,035
	Aviva P.L.C.	75,472	450,191
	Barclays P.L.C.	293	840
#	Barclays P.L.C. Sponsored ADR	33,200	357,564
	British Airways P.L.C.	30,103	66,609
	Cable and Wireless P.L.C.	27,991	55,478
	Carnival P.L.C.	3,722	81,852
#	Carnival P.L.C. ADR	7,800	177,060
*	easyJet P.L.C.	6,000	29,932
	Enterprise Inns P.L.C.	11,654	18,352
	Friends Provident P.L.C.	39,000	44,721
	GKN P.L.C.	25,760	49,395
	HBOS P.L.C.	112,997	185,024
	HSBC Holdings P.L.C. Sponsored ADR	43,133	2,544,847
	International Power P.L.C.	50,042	179,025
	ITV P.L.C.	124,146	59,958
	Kingfisher P.L.C.	90,519	167,075
	Ladbrokes P.L.C.	14,936	38,063
	Legal and General Group P.L.C.	152,444	175,325
	Meggitt P.L.C.	25,537	55,944
	Millennium and Copthorne Hotels P.L.C.	3,776	12,870
	Mondi P.L.C.	16,202	58,803
	Old Mutual P.L.C.	121,977	98,773
	Pearson P.L.C.	19,974	198,947
	Pearson P.L.C. Sponsored ADR	20,800	210,496
	Rexam P.L.C.	52,406	315,788

10

*	Rolls-Royce Group P.L.C.	21,355	112,987
*	Rolls-Royce Group P.L.C. Series C	1,221,506	1,966
	Royal Bank of Scotland Group P.L.C.	281,320	309,878
	Royal Dutch Shell P.L.C. ADR	39,365	2,176,491
	RSA Insurance Group P.L.C.	71,020	157,937
	SABmiller P.L.C.	10,174	161,602
	Sainsbury (J.) P.L.C.	64,578	295,003
	Schroders P.L.C.	5,000	64,098
	Schroders P.L.C. Non-Voting	931	9,908
	Thomas Cook Group P.L.C.	36,223	98,267
	Thomson Reuters P.L.C.	976	16,911
	Tomkins P.L.C. Sponsored ADR	1,700	12,512
	Vodafone Group P.L.C.	873,842	1,681,022
	Vodafone Group P.L.C. Sponsored ADR	69,725	1,343,601
	Whitbread P.L.C.	9,549	138,399
	William Morrison Supermarkets P.L.C.	97,778	416,332
	WPP Group P.L.C.	21,749	130,097
	Xstrata P.L.C.	2,338	39,990

TOTAL — UNITED KINGDOM			13,116,338

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $930,000 FHLMC 6.50%, 08/01/37, valued at $808,936) to be repurchased at $796,062	$796	796,000

Shares
SECURITIES LENDING COLLATERAL — (10.6%)
§ @	DFA Short Term Investment Fund LP	1,781,086	1,781,086

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08, (Collateralized by $5,879,543 FHLMC 5.000%, 11/01/35 & 7.000%, 07/01/38, valued at $5,547,658) to be repurchased at $5,438,993	$5,439	5,438,880

TOTAL SECURITIES LENDING COLLATERAL		7,219,966

TOTAL INVESTMENTS - (100.0%) (Cost $99,274,525)		$68,221,617

See accompanying Notes to Financial Statements.

11

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
	ABB Grain, Ltd.	12,604	$68,867
	Adelaide Brighton, Ltd.	19,248	29,280
#	AED Oil, Ltd.	4,139	3,571
#	Alesco Corp., Ltd.	6,428	23,940
# *	Alliance Resources, Ltd.	19,046	7,152
	Amalgamated Holdings, Ltd.	4,611	12,915
*	Andean Resources, Ltd.	22,721	12,886
#	APA Group	20,987	40,900
#	APN News & Media, Ltd.	17,775	28,867
*	Aquila Resources, Ltd.	13,188	32,322
# *	Arrow Energy NL	47,912	79,910
#	Ausdrill, Ltd.	14,643	10,666
*	Austar United Communications, Ltd.	47,280	28,356
	Austereo Group, Ltd.	21,665	20,262
#	Australian Agricultural Co., Ltd.	18,400	23,160
	Australian Infrastructure Fund	24,150	26,170
# *	Australian Pharmaceutical Industries, Ltd.	11,702	4,340
#	Australian Wealth Management, Ltd.	37,606	19,928
*	Australian Worldwide Exploration, Ltd.	24,211	40,443
	AVJennings, Ltd.	21,460	5,569
	AWB, Ltd.	21,272	37,203
#	Babcock & Brown Communities, Ltd.	58,641	8,273
#	Babcock & Brown Wind Partners	14,000	7,838
#	Bank of Queensland, Ltd.	10,788	96,564
#	Beach Petroleum, Ltd.	61,409	39,888
	Becton Property Group	8,267	1,092
*	Bendigo Mining, Ltd.	12,000	917
	Boom Logistics, Ltd.	8,744	5,165
#	Bradken, Ltd.	8,097	26,704
	Brickworks, Ltd.	4,237	29,871
#	Cabcharge Australia, Ltd.	9,538	43,880
	Campbell Brothers, Ltd.	3,813	61,051
*	CBH Resources, Ltd. (6727905)	39,097	1,373
*	CBH Resources, Ltd. (CH4215813)	4,110	—
*	Centamin Egypt, Ltd.	47,703	22,544
#	Centennial Coal Co., Ltd.	18,103	42,570
*	Ceramic Fuel Cells, Ltd.	23,600	2,121
	Charter Hall Group	18,790	5,588
*	Chemeq, Ltd.	5,304	293
*	Citigold Corp., Ltd.	58,895	7,820
	Clough, Ltd.	17,664	4,515
# *	Coal of Africa, Ltd.	22,474	14,882

1

*	Compass Resources, Ltd.	4,831	1,439
	ConnectEast Group	69,893	33,879
#	Corporate Express Australia, Ltd.	5,746	19,275
	Count Financial, Ltd.	11,804	8,674
#	Crane Group, Ltd.	6,495	39,040
	David Jones, Ltd.	41,185	84,826
*	Deep Yellow, Ltd.	47,823	4,206
	Downer EDI, Ltd.	18,537	60,200
#	Energy Developments, Ltd.	6,015	10,014
# *	Energy World Corp., Ltd.	50,545	12,920
	Envestra, Ltd.	43,775	18,613
#	FKP Property Group	15,030	11,509
	Fleetwood Corp., Ltd.	5,436	22,550
#	Flight Centre, Ltd.	3,898	36,488
# *	Funtastic, Ltd.	14,805	2,277
#	Futuris Corp., Ltd.	37,852	29,538
*	Graincorp, Ltd. Series A	3,876	18,060
#	GRD, Ltd.	12,374	3,819
#	Great Southern, Ltd.	15,627	3,754
#	GUD Holdings, Ltd.	3,179	10,020
	Gunns, Ltd.	26,278	20,901
#	GWA International, Ltd.	13,074	20,879
#	Healthscope, Ltd.	13,766	39,769
#	Hills Industries, Ltd.	21,172	54,642
*	Horizon Oil, Ltd.	65,914	6,891
*	IBA Health Group, Ltd.	55,647	24,116
	iiNet, Ltd.	8,275	7,099
# *	Iluka Resources, Ltd.	11,068	26,763
#	Imdex, Ltd.	13,781	4,318
#	Independence Group NL	5,844	5,438
	Industrea, Ltd.	13,881	1,870
	Invocare, Ltd.	6,435	20,982
	IOOF Holdings, Ltd.	3,603	10,092
#	Iress Market Technology, Ltd.	6,392	19,672
# *	Jabiru Metals, Ltd.	19,707	1,821
	JB Hi-Fi, Ltd.	7,902	46,386
# *	Kagara, Ltd.	13,881	4,837
*	Kings Minerals NL	37,407	2,817
# *	Kingsgate Consolidated, Ltd.	8,435	14,608
# *	Linc Energy, Ltd.	12,969	25,396
# *	Lynas Corp., Ltd.	26,000	5,494
	MacMahon Holdings, Ltd.	33,397	16,209
	Macquarie Communications Infrastructure Group	10,000	10,755
	Macquarie Media Group, Ltd.	18,151	15,173
# *	McGuigan Simeon Wines, Ltd.	10,169	4,079
	McMillan Shakespeare, Ltd	6,700	9,577
#	Mincor Resources NL	14,047	6,473
# *	Mineral Deposits, Ltd.	41,200	16,217
#	Monadelphous Group, Ltd.	6,085	32,584
	Mortgage Choice, Ltd.	10,500	6,233
# *	Murchison Metals, Ltd.	8,000	4,055
	MYOB, Ltd.	3,278	2,448

2

# *	Nexus Energy, Ltd.	10,855	4,028
# *	Novogen, Ltd.	884	564
#	Oakton, Ltd.	7,474	8,997
*	Oceana Gold Corp.	6,035	1,030
	Pacific Brands, Ltd.	24,594	16,499
*	PanAust, Ltd.	102,340	14,806
#	Panoramic Resources, Ltd.	7,300	5,238
	Paperlinx, Ltd.	26,157	24,360
	Peet, Ltd.	5,900	7,484
	Perilya, Ltd.	10,303	1,600
#	Perpetual Trustees Australia, Ltd.	1,660	38,656
*	Petsec Energy, Ltd.	4,391	868
# *	Pharmaxis, Ltd.	12,478	12,489
# *	Platinum Australia, Ltd.	17,167	6,650
	PMP, Ltd.	17,571	11,297
*	Portman, Ltd.	3,425	48,831
	Premier Investments, Ltd.	3,024	8,281
	Primary Health Care, Ltd.	6,285	19,241
	Prime Media Group, Ltd.	2,214	2,699
	Programmed Maintenance Service, Ltd.	832	1,709
	Ramsay Health Care, Ltd.	8,914	60,213
#	RCR Tomlinson, Ltd.	10,693	6,048
	Reece Australia, Ltd.	1,000	11,617
# *	Resolute Mining, Ltd.	14,432	4,604
#	Ridley Corp., Ltd.	31,722	16,393
# *	Riversdale Mining, Ltd.	13,000	26,543
# *	Roc Oil Co., Ltd.	17,083	7,010
#	SAI Global, Ltd.	8,361	13,665
#	Salmat, Ltd.	12,046	24,923
#	Seek, Ltd.	4,000	8,847
	Select Harvests, Ltd.	2,541	6,453
#	Service Stream, Ltd.	13,789	8,045
#	Seven Network, Ltd.	6,684	28,050
#	Sigma Pharmaceuticals, Ltd.	54,024	46,351
*	Silex System, Ltd.	7,191	18,733
# *	Sino Gold Mining, Ltd.	11,269	25,956
	SMS Management & Technology, Ltd.	6,207	10,097
	SP Telemedia, Ltd.	25,871	1,963
	Spark Infrastructure Group	36,194	35,368
#	Specialty Fashion Group, Ltd.	19,600	4,018
#	Spotless Group, Ltd.	12,011	20,158
# *	St. Barbara, Ltd.	44,036	6,688
#	Straits Resources, Ltd.	11,702	10,201
	STW Communications Group, Ltd.	15,518	5,831
	Sunland Group, Ltd.	14,139	9,348
	Super Cheap Auto Group, Ltd.	6,900	10,073
# *	Tap Oil, Ltd.	12,796	4,902
#	Tassal Group, Ltd.	7,785	9,075
	Technology One, Ltd.	23,020	11,986
#	Ten Network Holdings, Ltd.	50,990	46,373
#	Thakral Holdings Group	87,685	30,984
#	Timbercorp, Ltd.	32,011	10,912

3

	Tower Australia Group, Ltd.	33,631	47,065
*	Transfield Services Infrastructure Fund	18,263	12,991
	Transfield Services, Ltd.	6,136	16,719
	Trust Co., Ltd.	639	2,571
	UXC, Ltd.	13,190	6,842
	Village Roadshow, Ltd.	11,681	10,712
	Virgin Blue Holdings, Ltd.	13,547	3,128
	Watpac, Ltd.	5,044	5,240
#	Wattyl, Ltd.	8,722	3,912
#	West Australian Newspapers Holdings, Ltd.	2,000	8,250
# *	Western Areas NL	7,047	19,045
	WHK Group, Ltd.	9,562	5,866
TOTAL COMMON STOCKS			2,818,447

RIGHTS/WARRANTS — (0.0%)
*	Buru Energy, Ltd. Warrants 10/10/10	2,357	36
*	FKP Property Group Rights 11/24/08	5,367	—
*	Oceana Gold Corp. Options 01/01/09	157	—
*	Resolute Mining, Ltd. Rights 11/17/08	4,810	32
TOTAL RIGHTS/WARRANTS			68

TOTAL — AUSTRALIA			2,818,515

AUSTRIA — (0.9%)
COMMON STOCKS — (0.9%)
#	Agrana Beteiligungs AG	319	19,676
	Andritz AG	1,712	48,755
# *	Austrian Airlines AG	1,367	4,900
# *	BWIN Interactive Entertainment AG	1,406	25,405
	BWT AG	472	9,655
*	Christ Water Techology AG	472	1,934
	Constantia Packaging AG	275	8,096
	Flughafen Wien AG	543	22,249
# *	Intercell AG	2,073	58,092
	Lenzing AG	106	29,039
	Mayr-Melnhof Karton AG	840	52,203
	Oberbank AG	984	55,152
#	Palfinger AG	904	14,385
*	RHI AG	833	13,036
	Schoeller-Bleckmann Oilfield Equipment AG	838	29,746
#	Uniqa Versicherungen AG	4,023	81,164
TOTAL COMMON STOCKS			473,487

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	4,023	—

TOTAL — AUSTRIA			473,487

4

BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
	Ackermans & van Haaren NV	1,511	86,708
*	Agfa Gevaert NV	4,012	16,792
	Banque Nationale de Belgique	9	27,060
#	Barco NV	500	9,487
	Bekaert SA	644	63,371
#	Compagnie d’Entreprises CFE	280	13,592
	Compagnie Immobiliere de Belgique SA	200	7,687
	Compagnie Maritime Belge SA	1,500	29,096
#	Deceuninck NV	1,300	9,835
	D’Ieteren SA NV	185	28,341
	Econocom Group SA	1,771	14,670
	Elia System Operator SA NV	1,000	31,270
	Euronav SA	1,500	21,929
#	Exmar NV	1,500	18,231
	Ion Beam Application	675	8,329
#	Melexis NV	1,058	9,360
#	Omega Pharma SA	1,200	44,201
# *	Option NV	1,584	4,643
	Recticel SA	1,421	8,691
#	Roularta Media Group NV	455	9,718
	Sipef NV	46	14,850
*	Spector Photo Group SA	188	110
*	Telenet Group Holding NV	2,829	43,938
	Tessenderlo Chemie NV	1,459	57,717
	Van De Velde NV	393	13,545
TOTAL COMMON STOCKS			593,171

RIGHTS/WARRANTS — (0.0%)
*	Umicore	125	3

TOTAL — BELGIUM			593,174

CANADA — (6.0%)
COMMON STOCKS — (6.0%)
*	Aastra Technologies, Ltd.	1,100	9,446
# *	Absolute Software Corp.	2,400	7,766
*	AEterna Zentaris, Inc.	4,000	1,825
	Akita Drilling, Ltd.	1,200	7,666
*	Alamos Gold, Inc.	3,100	12,783
# *	Allen-Vanguard Corp.	7,200	1,523
# *	Altius Minerals Corp.	1,000	4,215
	Amerigo Resources, Ltd.	7,200	3,584
*	Anderson Energy, Ltd.	5,100	8,463
# *	Angiotech Pharmaceuticals, Inc.	7,800	2,265
# *	Antrim Energy, Inc.	6,500	3,397
# *	Anvil Mining, Ltd.	4,200	6,028
*	Aquiline Resources, Inc.	2,600	2,222
*	Arawak Energy, Ltd.	5,152	3,420
	Astral Media, Inc. Class A	2,900	67,056
*	Atrium Innovations, Inc.	831	7,232
*	ATS Automation Tooling System, Inc.	5,060	15,323
# *	Aurizon Mines, Ltd.	12,400	18,004

5

# *	Aurora Energy Resources, Inc.	2,300	2,481
# *	AXIA NetMedia Corp.	4,000	5,774
# *	Ballard Power Systems, Inc.	3,700	10,192
*	Bankers Petroleum, Ltd.	13,466	13,183
# *	BioteQ Environmental Technologies, Inc.	5,300	5,716
	Biovail Corp.	4,100	35,241
*	Birchcliff Energy, Ltd.	4,800	23,656
*	Boralex, Inc. Class A	2,200	13,233
# *	Bow Valley Energy, Ltd.	3,500	2,904
*	Breaker Energy, Ltd.	3,200	17,310
*	Breakwater Resources, Ltd.	18,500	1,535
	Calfrac Well Services, Ltd.	1,100	13,890
*	Calvalley Petroleum, Inc.	3,100	3,832
	Canaccord Capital, Inc.	2,200	11,025
	Canada Bread Co., Ltd.	800	29,198
*	Canadian Hydro Developers, Inc.	8,100	22,110
*	Canadian Superior Energy, Inc.	10,100	15,670
#	Canadian Western Bank	2,800	42,837
	Canam Group, Inc. Class A	2,100	12,370
*	Canfor Corp.	7,200	41,039
*	Cangene Corp.	2,500	8,089
# *	CanWest Global Communications Corp.	2,400	1,832
# *	Cardiome Pharma Corp.	2,500	11,346
	Cascades, Inc.	3,900	15,823
*	Catalyst Paper Corp.	24,005	7,767
	CCL Industries, Inc. Class B	1,500	37,335
*	Celestica, Inc.	16,300	78,843
*	Celtic Exploration, Ltd.	1,500	13,752
*	Certicom Corp.	3,300	3,066
# *	Coalcorp Mining, Inc.	5,214	3,115
	Cogeco Cable, Inc.	1,400	36,310
*	COM DEV International, Ltd.	4,500	13,627
*	Compton Petroleum Corp.	7,200	14,934
# *	Connacher Oil & Gas, Ltd.	18,200	27,935
	Corby Distilleries, Ltd.	900	14,561
*	Corridor Resources, Inc.	2,900	5,991
	Corus Entertainment, Inc. Class B	5,400	63,171
*	Cott Corp.	3,000	2,663
*	Crew Energy, Inc.	1,900	10,688
# *	Crystallex International Corp.	14,000	5,459
	Dalsa Corp.	500	2,539
# *	Denison Mines Corp.	13,884	17,624
	Dorel Industries, Inc. Class B	1,600	35,178
	DundeeWealth, Inc.	4,400	22,049
*	Eastern Platinum, Ltd.	39,900	11,917
# *	Equinox Minerals, Ltd.	30,500	27,076
	Equitable Group, Inc.	400	4,152
# *	Etruscan Resources, Inc.	6,200	2,932
*	Euro Goldfields, Ltd.	5,700	7,141
	Evertz Technologies, Ltd.	3,700	41,411
*	Fairborne Energy, Ltd.	600	3,569
# *	First Calgary Petroleums, Ltd. Class A	9,000	25,985

6

*	Flint Energy Services, Ltd.	2,500	14,415
# *	FNX Mining Co., Inc.	4,197	17,236
# *	Forsys Metals Corp.	2,500	10,910
	Forzani Group, Ltd. Class A	2,300	16,697
# *	Fronteer Development Group, Inc.	7,600	15,133
# *	Galleon Energy, Inc. Class A	5,400	28,808
# *	Garda World Security Corp. Class A	1,750	2,352
	Gennum Corp.	1,400	8,247
*	Glacier Media, Inc.	1,800	4,450
	Goldcorp, Inc.	635	11,875
*	Golden Star Resources, Ltd.	13,100	12,282
# *	Grande Cache Coal Corp.	3,400	4,739
*	Great Basin Gold, Ltd.	11,200	11,244
*	Great Canadian Gaming Corp.	3,200	13,275
*	Greystar Resources, Ltd.	2,300	1,927
*	Hanfeng Evergreen, Inc.	2,400	9,916
#	Harry Winston Diamond Corp.	3,200	31,196
*	Heroux-Devtek, Inc.	2,400	8,582
# *	High River Gold Mines, Ltd.	12,300	1,123
*	Highpine Oil & Gas, Ltd.	2,400	12,943
	Home Capital Group, Inc.	1,400	32,418
*	HudBay Minerals, Inc.	2,331	10,521
	IAMGOLD Corp.	18,764	62,272
*	Imperial Metals Corp.	2,500	4,750
*	Intermap Technologies, Ltd.	3,500	7,231
*	International Forest Products, Ltd. Series A	3,600	9,259
	International Royalty Corp.	5,100	7,616
*	Intertape Polymer Group, Inc.	2,400	4,878
*	Iteration Energy, Ltd.	7,378	14,446
*	Ivanhoe Energy, Inc.	10,100	10,726
# *	Jinshan Gold Mines, Inc.	9,700	4,024
*	Kaboose, Inc.	3,100	1,595
	Kingsway Financial Services, Inc.	2,400	13,600
#	Kinross Gold Corp.	1,964	20,450
# *	Kirkland Lake Gold, Inc.	3,200	10,487
*	Labopharm, Inc.	2,500	1,784
*	Laramide Resources, Ltd.	1,600	1,619
	Laurentian Bank of Canada	1,400	47,484
	Le Chateau, Inc.	1,200	9,259
	Leon’s Furniture, Ltd.	2,400	18,936
	Linamar Corp.	3,100	20,396
*	Lions Gate Entertainment Corp.	2,100	14,700
*	MacDonald Dettweiler & Associates, Ltd.	1,700	30,508
*	Magellan Aerospace Corp.	1,580	1,704
*	Mahalo Energy, Ltd.	5,000	913
	Major Drilling Group International, Inc.	1,200	16,437
	Maple Leaf Foods, Inc.	5,400	37,051
*	Martinrea International, Inc.	3,500	10,076
# *	MAXIM Power Corp.	1,300	3,397
*	MDC Partners, Inc. Class A	1,500	6,621
*	MDS, Inc.	8,500	88,787
*	MEGA Brands, Inc.	1,200	1,663

7

# *	Mega Uranium, Ltd.	2,800	1,975
	Mosaid Technologies, Inc.	1,000	6,953
# *	Neurochem, Inc.	1,600	796
#	Norbord, Inc.	4,900	7,684
# *	North American Palladium, Ltd.	1,900	2,964
	Northbridge Financial Corp.	1,500	37,236
*	Northgate Minerals Corp.	22,300	14,246
#	Nova Chemicals Corp.	800	10,387
*	Nuvista Energy, Ltd.	4,124	36,713
# *	Open Text Corp.	2,900	73,529
*	Pacific Rubiales Energy Corp.	2,533	9,457
*	Pan Amer Silver Corp.	2,700	30,779
*	Paramount Resources, Ltd. Class A	2,300	17,079
	Pason Systems, Inc.	3,100	31,815
*	Patheon, Inc.	3,300	5,421
*	Petrolifera Petroleum, Ltd.	1,200	2,131
*	ProEx Energy, Ltd.	2,500	25,699
*	QLT, Inc.	5,800	15,014
# *	Quadra Mining, Ltd.	4,500	18,668
	Quebecor, Inc. Class B	3,900	63,646
	Quest Capital Corp.	6,900	7,843
	Reitmans Canada, Ltd.	4,500	53,763
# *	Resverlogix Corp.	1,300	3,128
	Richelieu Hardware, Ltd.	1,000	13,275
*	RONA, Inc.	6,400	62,391
	Russel Metals, Inc.	4,900	88,015
	Samuel Manu-Tech, Inc.	1,800	13,411
	Savanna Energy Services Corp.	2,900	24,060
# *	SEMAFO, Inc.	12,700	9,272
	ShawCor, Ltd.	3,000	45,424
*	Shore Gold, Inc.	15,000	7,840
*	Sierra Wireless, Inc.	1,200	10,454
# *	Silver Standard Resources, Inc.	4,000	34,050
	Silvercorp Metals, Inc.	8,700	16,890
*	Stantec, Inc.	2,400	38,530
	Stella-Jones, Inc.	700	11,191
*	Storm Exploration, Inc.	2,700	25,761
*	SunOpta, Inc.	3,300	13,525
*	Suramina Resources, Inc.	700	145
*	SXC Health Solutions Corp.	1,200	15,721
# *	Tanzanian Royalty Exploration Corp.	3,400	7,362
# *	Taseko Mines, Ltd.	7,000	6,563
*	The Descartes Systems Group, Ltd.	5,100	13,963
*	Theratechnologies, Inc.	1,400	2,242
*	Thompson Creek Metals Company, Inc.	5,300	31,440
# *	Timminco, Ltd.	6,400	36,107
*	TLC Vision Corp.	300	107
	Toromont Industries, Ltd.	3,900	73,807
#	Torstar Corp. Class B	3,700	35,456
	Transcontinental, Inc. Class A	3,600	36,439
*	Transglobe Energy Corp.	4,200	9,130
# *	Treasury Metals, Inc.	421	56

8

*	TriStar Oil and Gas, Ltd.	4,843	41,185
*	Tundra Semiconductor Corp.	1,800	4,854
	TVA Group, Inc. Class B	1,200	7,965
*	UEX Corp.	6,400	4,248
	Uni-Select, Inc.	800	14,602
*	Vitran Corp., Inc.	1,100	9,035
*	West Energy, Ltd.	6,000	11,151
	West Fraser Timber Co., Ltd.	2,500	66,394
	Western Financial Group, Inc.	3,800	9,364
# *	Western Forest Products, Inc.	9,100	4,228
*	Westjet Airlines, Ltd.	5,000	42,852
*	Wi-LAN, Inc.	4,600	4,809
	Winpak, Ltd.	2,400	14,456
*	Xtreme Coil Drilling Corp.	1,900	5,990
*	Zarlink Semiconductor, Inc.	9,600	3,027
TOTAL COMMON STOCKS			3,249,965

RIGHTS/WARRANTS — (0.0%)
# *	Kinross Gold Corp. Warrants 09/03/13	885	1,395

TOTAL — CANADA			3,251,360

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	Aktieselskabet Ringkjoebing Bank A.S.	120	5,643
#	Aktieselskabet Roskilde Bank A.S.	385	69
*	Alm. Brand A.S.	778	10,545
#	Amagerbanken A.S.	310	3,578
	Auriga Industries A.S. Series B	950	16,990
#	Bang & Olufsen Holding A.S. Series B	990	21,895
*	Bavarian Nordic A.S.	200	5,354
*	Capinordic A.S.	5,000	4,213
	Dalhoff, Larson & Horneman A.S. Series B	1,100	7,058
	DFDS A.S.	384	27,435
	East Asiatic Co., Ltd. A.S.	1,200	40,918
#	Fionia Bank A.S.	750	5,279
#	Forstaedernes Bank A.S.	62	1,112
*	Greentech Energy Systems A.S.	2,200	8,102
# *	NeuroSearch A.S.	855	21,328
	Nordjyske Bank A.S.	422	8,494
# *	Parken Sport & Entertainment A.S.	100	14,487
	Per Aarsleff A.S. Series B	150	11,806
	Ringkjoebing Landbobank Aktieselskab	188	14,066
	Royal Unibrew A.S.	250	8,548
	Sanistal A.S. Series B	150	4,762
	Schouw & Co. A.S.	1,700	33,452
	SimCorp A.S.	200	16,463
	Sjaelso Gruppen A.S.	1,000	6,555
*	Solar Holdings A.S. Series B	75	3,570
	Spar Nord Bank A.S.	1,650	18,151
	Sparbank	225	5,483

9

	Thrane & Thrane A.S.	400	15,229
*	TK Development A.S.	1,700	7,350
*	TopoTarget A.S.	7,000	5,958
	Vestjysk Bank A.S.	425	9,458

TOTAL — DENMARK			363,351

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Ahlstrom Oyj	225	2,296
#	Alma Media Oyj	4,469	41,913
#	Amer Sports Oyj Series A	5,277	35,767
	Aspo Oyj	2,350	13,169
	Cargotec Oyj Series B	300	4,153
	Cramo Oyj	1,300	8,742
# *	Elcoteq SE	500	1,456
#	Elektrobit Corp.	7,600	4,257
#	Elisa Oyj	7,037	105,854
	Finnair Oyj	3,800	19,165
#	Finnlines Oyj	1,800	25,288
	Fiskars Oyj Abp Series A	800	8,262
	F-Secure Oyj	5,200	16,221
	Glaston Oyj Abp	4,200	9,638
	HKScan Oyj Series A	1,550	7,925
	Huhtamaki Oyj	4,350	29,141
	KCI Konecranes Oyj	3,871	65,782
#	Kemira Oyj	4,600	41,219
#	Lassila & Tikanoja Oyj	2,281	36,629
	Lemminkainen Oyj	500	8,582
#	M-Real Oyj Series B	6,143	9,442
	Olvi Oyj Series A	639	13,188
	Oriola-KD Oyj Class B	3,288	6,377
	Orion Oyj Series A	1,626	23,854
	Orion Oyj Series B	5,451	80,103
*	Outotec Oyj	956	12,777
	PKC Group Oyj	1,500	7,772
	Pohjola Bank P.L.C.	7,700	103,600
#	Ponsse Oyj	1,180	7,979
	Poyry Oyj	3,314	43,993
	Raisio P.L.C.	4,000	7,724
#	Ramirent Oyj	2,800	11,289
	Rapala VMC Oyj	1,900	8,734
	Sanoma Oyj	4,363	66,771
	Stockmann Oyj Abp Series A	1,299	21,392
#	Stockmann Oyj Abp Series B	1,709	23,033
	Tecnomen Oyj	5,600	6,432
	TietoEnator Oyj	3,912	43,386
#	Uponor Oyj Series A	3,000	28,477
	Vacon Oyj	695	21,350
	Vaisala Oyj Series A	700	18,635
	YIT Oyj	5,375	33,472

TOTAL — FINLAND			1,085,239

10

FRANCE — (4.7%)
COMMON STOCKS — (4.7%)
	Ales Groupe SA	1,070	19,477
*	Alten	2,004	50,504
# *	Altran Technologies SA	5,342	26,846
	April Group SA	1,417	51,391
	Arkema	2,623	60,036
	Assystem	808	8,258
	Atos Origin SA	3,680	85,455
#	Beneteau SA	2,000	18,596
	Boiron SA	1,200	28,334
	Bonduelle SCA	536	44,965
	Bongrain SA	669	37,204
#	Bourbon SA	2,784	78,498
*	Bull SA	1,837	3,582
	Canal Plus SA	2,031	12,787
	Carbone Lorraine SA	986	29,323
#	CBo Territoria	887	2,228
	Cegid Group	250	3,147
# *	Club Mediterranee SA	600	12,001
*	Compagnie Generale de Geophysique-Veritas SA	7,010	113,348
	CS Communication & Systemes	321	3,445
	Damartex SA	300	4,199
	Delachaux SA	516	28,380
	Derichebourg	4,536	14,296
*	Dollfus Mieg & Cie SA	600	887
	Electricite de Strasbourg	300	34,179
*	Entrepose Contracting	184	9,866
	Esso Ste Anonyme Francaise	197	22,657
	Establissements Maurel et Prom	6,429	76,251
	Etam Developpement SA	525	5,512
*	Faurecia SA	568	7,845
#	Fimalac SA	506	22,010
	Gaumont SA	411	23,590
*	Gemalto NV	3,444	96,492
	GFI Informatique SA	1,729	6,188
	GL Events	619	11,093
	Groupe Crit	450	5,380
*	Groupe Eurotunnel SA	2,075	14,232
	Groupe Steria SCA	1,768	23,151
	Guerbet SA	122	16,953
	Guyenne et Gascogne SA	300	22,623
#	Haulotte Group SA	1,014	7,972
	Havas SA	26,436	52,748
	IMS International Metal Service SA	775	13,710
# *	Infogrames Entertainment SA	43	386
	Ingenico SA	2,368	36,983
	Ipsos SA	1,795	45,125
	Laurent-Perrier	195	15,809
	Lisi SA	500	22,273

11

	M6 Metropole Television	2,173	34,223
	Manitou BF SA	1,600	22,416
	Manutan International SA	598	27,125
	Nexans SA	1,600	91,264
#	Nexity	600	5,226
	Norbert Dentressangle	600	33,092
	NRJ Group	2,200	16,131
#	Orco Property Group	471	6,211
# *	Orpea	686	22,319
	Pierre & Vacances	387	17,723
	Plastic Omnium SA	372	4,036
	Rallye SA	975	19,748
*	Recylex SA	1,500	7,183
	Remy Cointreau SA	1,502	62,497
#	Rexel SA	4,375	42,660
# *	Rodriguez Group SA	600	3,687
	Rubis SA	427	23,650
	Saft Groupe SA	600	17,529
	SAMSE SA	132	9,247
	SCOR SE (4797364)	8	21
	SCOR SE (B1LB9P6)	3,434	56,261
	SEB SA	1,761	59,174
	Sechilienne SA	1,275	48,955
	Societe BIC SA	2,253	119,006
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21	13,961
#	Societe Industrielle D’Aviations Latecoere SA	468	3,760
# *	Soitec SA	1,018	3,616
	Somfy SA	300	44,019
	Sopra Group SA	500	22,188
	Sperian Protection	422	25,957
#	Stallergenes SA	534	26,400
	STEF-TFE	287	13,126
	Sucriere de Pithiviers Le Vieil	23	13,655
	Teleperformance SA	2,889	62,341
# *	Theolia SA	1,341	9,322
	Toupargel Groupe	390	5,364
#	Trigano SA	1,363	8,912
#	Valeo SA	1,459	25,414
	Viel et Compagnie	3,926	14,054
	Vilmorin et Cie SA	268	26,187
	Virbac SA	328	21,453
	VM Materiaux SA	186	7,877
	Wendel	803	38,366
#	Zodiac SA	2,571	100,530

TOTAL — FRANCE			2,566,101

GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
	Aareal Bank AG	1,300	10,322
# *	Adlink Internet Media AG	1,033	8,531
# *	ADVA AG Optical Networking	1,887	2,057

12

#	Aixtron AG	5,535	27,227
	Altana AG	4,044	44,679
	Baader Bank AG	2,200	5,881
# *	Balda AG	916	289
# *	Beate Uhse AG	2,550	2,102
	Bechtle AG	929	12,270
	Bilfinger Berger AG	2,000	90,480
	Boewe Systec AG	249	2,397
*	Carl Zeiss Meditec AG	1,674	17,090
*	CENTROTEC Sustainable AG	1,248	11,136
	Cewe Color Holding AG	476	9,356
	Comdirect Bank AG	2,500	18,148
# *	Conergy AG	1,173	6,761
	CTS Eventim AG	679	16,862
#	Curanum AG	2,004	8,881
*	Demag Cranes AG	707	13,720
*	Deutsche Wohnen AG	300	2,747
#	Deutz AG	4,400	13,532
	Douglas Holding AG	1,917	72,108
	Drillisch AG	1,695	3,952
	Duerr AG	500	7,592
	DVB Bank SE	2,260	74,263
	ElreingKlinger AG	1,426	11,627
# *	EM. Sports Media AG	3,300	6,902
# *	Escada AG	660	3,323
# *	Evotec AG	4,738	6,213
#	Fielmann AG	1,400	78,014
*	Freenet AG	1,478	8,916
	Fuchs Petrolub AG	401	24,800
*	Gerresheimer AG	1,092	36,890
	Gerry Weber International AG	1,079	19,957
	GFK AG	1,560	30,725
# *	GPC Biotech AG	1,550	1,702
	Grammer AG	863	9,101
	Grenkeleasing AG	327	8,943
#	Heidelberger Druckmaschinen AG	4,176	39,406
	Hochtief AG	2,659	82,446
	Indus Holding AG	494	8,727
*	Integralis AG	400	1,620
	INTERSEROH SE	586	29,949
#	IVG Immobilien AG	3,497	23,203
# *	Jenoptik AG	3,249	19,695
	Kloeckner & Co. SE	2,329	33,965
	Kontron AG	2,224	17,426
	Krones AG	792	34,789
	KSB AG	31	10,445
#	Kuka AG	1,166	20,259
	KWS Saat AG	150	18,531
#	Lanxess AG	5,031	76,143
	Leoni AG	1,605	20,336
*	Manz Automation AG	20	1,944
	Medion AG	1,579	14,817

13

#	MLP AG	3,534	43,612
*	Morphosys AG	361	22,140
	MTU Aero Engines Holding AG	2,453	48,339
	MVV Energie AG	1,853	72,887
	Nemetschek AG	707	8,538
	Norddeutsche Affinerie AG	2,266	72,556
# *	Nordex AG	1,260	17,029
	Paragon AG	1,157	4,703
	Pfeiffer Vacuum Technology AG	432	26,077
#	Pfleiderer AG	3,100	26,990
# *	Plambeck Neue Energien AG	3,909	5,457
# *	Premiere AG	5,669	13,823
# *	QIAGEN NV	8,190	116,726
*	QSC AG	2,060	3,187
	Rational AG	151	15,530
	Renk AG	457	24,668
# *	REpower Systems AG	62	8,547
	Rheinmetall AG	1,941	59,154
	Rhoen-Klinikum AG	4,271	91,856
*	Roth & Rau AG	699	15,820
	Sartorius AG	335	4,014
*	Senator Entertainment AG	140	55
*	SGL Carbon AG	2,674	52,492
*	Singulus Technologies AG	700	2,878
	Sixt AG	900	13,734
	Software AG	1,081	52,982
# *	Solon AG fuer Solartechnik	370	11,111
	Stada Arzneimittel AG	3,324	101,404
	STINAG Stuttgarter Invest AG	1,000	23,685
#	Suedzucker AG	2,606	28,971
	Symrise AG	5,766	70,073
	Takkt AG	1,500	14,714
	Technotrans AG	637	3,169
*	Versatel AG	1,439	24,468
	Vivacon AG	637	3,945
#	Vossloh AG	800	60,950
	Wincor Nixdorf AG	1,480	64,286
*	Wirecard AG	3,775	21,522

TOTAL — GERMANY			2,435,289

GREECE — (1.2%)
COMMON STOCKS — (1.2%)
	Agricultural Bank of Greece S.A.	499	1,185
	Alapis Holdings Industrial & Commercial S.A.	39,868	57,177
	Anek Lines S.A.	6,610	9,298
*	Astir Palace Hotels S.A.	2,100	8,348
	Bank of Attica S.A.	3,175	7,649
	Bank of Greece	1,143	73,614
	Ellaktor S.A.	9,312	47,514
	EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	14,900
*	Forthnet S.A.	5,680	6,036

14

	Fourlis Holdings S.A.	2,390	26,890
	Frigoglass S.A.	750	4,698
	GEK Group of Cos S.A.	2,520	8,528
*	Geniki Bank	3,515	7,686
	Halkor S.A.	2,770	3,488
	Hellenic Exchanges S.A.	1,918	16,760
	Heracles General Cement Co. S.A.	5,400	33,533
	Iaso S.A.	3,087	20,563
*	Intracom Holdings S.A.	5,500	6,577
	J&P-Avax S.A.	3,100	8,882
	Lambrakis Press S.A.	6,399	18,898
*	M.J. Mailis S.A.	4,270	1,646
	Metka S.A.	1,850	17,775
	Michaniki S.A.	3,160	5,458
	Minoan Lines S.A.	5,200	34,163
	Motor Oil (Hellas) Corinth Refineries S.A.	2,329	25,261
	Mytilineos Holdings S.A.	4,200	26,505
	S&B Industrial Minerals S.A.	1,012	10,664
	Sidenor Steel Products Manufacturing Co. S.A.	2,262	9,997
*	Technical Olympic S.A.	6,875	2,464
	Terna Tourist Technical & Maritime S.A.	1,650	5,091
	Titan Cement Co. S.A.	3,511	59,963
	TT Hellenic Postbank S.A.	5,197	32,313
	Viohalco S.A.	9,200	43,510

TOTAL — GREECE			657,034

HONG KONG — (1.3%)
COMMON STOCKS — (1.3%)
	Alco Holdings, Ltd.	68,000	6,639
	Allied Group, Ltd.	27,600	34,244
	Asia Financial Holdings, Ltd.	54,874	15,815
	Asia Satellite Telecommunications Holdings, Ltd.	11,500	12,826
	Asia Standard International Group, Ltd.	245,984	1,275
*	Associated International Hotels	48,000	58,711
#	Cafe de Coral Holdings, Ltd.	18,000	28,282
	Century City International Holdings, Ltd.	39,400	966
	Champion Technology Holdings, Ltd.	30,027	681
	Chen Hsong Holdings, Ltd.	30,000	4,656
	Chevalier International Holdings, Ltd.	4,000	2,869
	China Hong Kong Photo Products Holdings, Ltd.	90,000	4,196
*	China Resources Microelectronics, Ltd.	316,800	2,766
*	China Solar Energy Holdings, Ltd.	220,000	1,303
	Chong Hing Bank, Ltd.	11,000	13,821
	Chow Sang Sang Holdings	18,000	8,023
	City Telecom, Ltd.	31,464	3,168
*	Coastal Greenland, Ltd.	230,000	5,995
	COL Capital, Ltd.	20,720	2,007
#	Coslight Technology International Group, Ltd.	24,000	10,611
	Cross-Harbour Holdings, Ltd.	30,658	23,103
	Daphne International Holdings, Ltd.	50,000	10,062
	Dickson Concepts International, Ltd.	14,500	3,214

15

*	Digitalhongong.com	329	13
	DVN Holdings, Ltd.	68,000	1,290
	Dynamic Holdings, Ltd.	20,000	2,186
*	EganaGoldpfeil Holdings, Ltd.	85,130	7,250
	Emperor International Holdings, Ltd.	86,000	7,209
	EPI (Holdings), Ltd.	7,132	46
*	Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,542
#	Far East Consortium	48,560	5,358
	Fountain Set Holdings, Ltd.	28,000	872
	Four Seas Food Investment Holdings, Ltd.	22,620	2,351
	Four Seas Mercantile Holdings, Ltd.	60,000	22,452
#	Fubon Bank Hong Kong, Ltd.	34,000	6,921
	Giordano International, Ltd.	66,000	11,835
	Glorious Sun Enterprises, Ltd.	48,000	10,700
	Gold Peak Industries (Holdings), Ltd.	81,250	5,257
#	Golden Resorts Group, Ltd.	244,000	3,401
	Grande Holdings, Ltd.	28,000	3,436
	Hang Ten Group Holdings, Ltd.	93	4
	Harbour Centre Development, Ltd.	9,000	6,900
# *	Hi Sun Technology (China), Ltd.	63,000	4,767
	HKR International, Ltd.	34,533	8,474
	Hung Hing Printing Group, Ltd.	29,815	3,666
	Integrated Distribution Services Group, Ltd.	8,000	6,804
*	Interchina Holdings Co., Ltd.	280,000	556
	K Wah International Holdings, Ltd.	62,078	7,572
*	Lai Sun Development Co., Ltd.	625,000	2,817
	Liu Chong Hing Investment, Ltd.	18,000	6,905
#	Luks Industrial Group, Ltd.	28,000	6,430
	Lung Kee (Bermuda) Holdings, Ltd.	26,000	8,342
*	Matsunichi Communications Holdings, Ltd.	30,000	14,054
	Melco International Development, Ltd.	32,000	5,732
	Midland Holdings, Ltd.	34,000	14,151
	Miramar Hotel & Investment	20,000	12,412
	Natural Beauty Bio-Technology, Ltd.	110,000	15,053
	Next Media, Ltd.	38,000	6,468
	Norstar Founders Group, Ltd.	56,000	6,739
	Oriental Press Group	74,000	6,576
*	Pacific Century Premium Developments, Ltd.	60,000	13,897
	Playmates Holdings, Ltd.	10,800	1,645
	Public Financial Holdings, Ltd.	24,000	8,716
	PYI Corp., Ltd.	56,613	1,829
#	Regal Hotels International Holdings, Ltd.	29,000	5,388
	Road King Infrastructure, Ltd.	16,000	4,653
	Sa Sa International Holdings, Ltd.	46,000	7,026
	Sea Holdings, Ltd.	38,000	15,799
	Shell Electric Manufacturing Co., Ltd.	3,725	865
	Shui On Construction & Materials, Ltd.	6,000	4,002
	Silver Grant International	40,000	2,686
	Sing Tao News Corp., Ltd.	92,000	4,164
#	Singamas Container Holdings, Ltd.	30,000	3,055
*	Sino-i Technology, Ltd.	1,240,000	7,037
	Smartone Telecommunications Holdings, Ltd.	18,000	14,078

16

	Solomon Systech International, Ltd.	58,000	892
	Sun Hung Kai & Co., Ltd.	12,040	5,119
	Tai Cheung Holdings	25,000	7,077
*	TCC International Holdings, Ltd.	26,000	3,216
	Texwinca Holdings, Ltd.	30,000	14,020
	Truly International Holdings	6,000	2,609
	Upbest Group, Ltd.	74,000	5,286
	Varitronix International, Ltd.	20,009	4,264
	Vitasoy International Holdings, Ltd.	56,000	20,356
*	VODone, Ltd.	4,000	51
*	Vongroup, Ltd.	190,000	2,297
	Vtech Holdings, Ltd.	2,000	7,449
	Wai Kee Holdings, Ltd.	52,000	3,305
	Wing On Co. International, Ltd.	18,000	18,728
TOTAL COMMON STOCKS			682,283

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	4,260	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	48,182	—
*	COL Capital, Ltd. Warrants 07/27/09	20,720	35
*	Golden Resorts Group, Ltd. Rights 06/10/10	48,800	63
*	PYI Corp., Ltd. Warrants 09/25/09	9,435	24
TOTAL RIGHTS/WARRANTS			122

TOTAL — HONG KONG			682,405

IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
*	Aer Lingus Group P.L.C.	12,225	16,790
*	Aryzta AG	3,052	108,801
	C&C Group P.L.C.	13,842	20,135
	DCC P.L.C.	3,673	57,354
*	DCC P.L.C.	862	13,436
*	Dragon Oil P.L.C.	10,017	25,995
*	Dragon Oil P.L.C.	3,577	9,178
	FBD Holdings P.L.C.	1,308	19,027
	Glanbia P.L.C.	12,578	46,353
	Grafton Group P.L.C.	3,440	10,287
	Greencore Group P.L.C.	7,524	11,615
	Independent News & Media P.L.C.	26,731	21,899
	Irish Continental Group P.L.C.	1,483	29,364
	Irish Life & Permanent P.L.C.	4,180	12,180
*	Kenmare Resources P.L.C.	27,736	6,422
	Kingspan Group P.L.C.	7,161	41,201
	McInerney Holdings P.L.C.	9,825	3,035
	Paddy Power P.L.C. (0258810)	1,777	30,415
	Paddy Power P.L.C. (4828974)	765	13,043
	United Drug P.L.C.	18,067	70,381
*	Waterford Wedgwood P.L.C.	70,325	91

TOTAL — IRELAND			567,002

17

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	ACEA SpA	3,393	44,242
	Acegas-APS SpA	1,710	11,786
#	Actelios SpA	1,592	7,386
# *	Aedes SpA	2,841	1,879
#	Amplifon SpA	2,320	3,619
*	Ansaldo STS SpA	2,808	35,973
	Astaldi SpA	3,158	13,528
	Autogrill SpA	4,927	39,374
#	Azimut Holding SpA	8,768	50,326
#	Banca Generali SpA	2,496	11,360
	Banca Intermobiliare SpA	5,000	19,201
	Banca Piccolo Credito Valtellinese Scarl SpA	9,996	75,529
	Banca Popolare dell’Etruria e del Lazio Scarl	2,881	18,897
	Banca Profilo SpA	5,968	4,551
	Banco di Desio e della Brianza SpA	5,000	28,994
	Benetton Group SpA	3,983	28,082
	Brembo SpA	1,837	13,633
	Bulgari SpA	6,090	45,547
	Buzzi Unicem SpA	4,209	51,148
	C.I.R. SpA - Compagnie Industriali Riunite	17,000	18,262
	Caltagirone Editore SpA	3,000	8,874
	Caltagirone SpA	340	1,268
	Carraro SpA	1,070	4,019
	Cementir SpA	2,366	7,426
	Class Editore SpA	3,300	3,119
	Credito Artigiano SpA	3,415	9,251
	Credito Bergamasco SpA	555	16,439
	Credito Emiliano SpA	5,091	32,588
	Danieli & Co. SpA	2,142	26,696
	Davide Campari - Milano SpA	8,496	59,302
	De Longhi SpA	8,000	19,289
	ERG SpA	3,547	47,422
*	ErgyCapital SpA	51	32
	Esprinet SpA	1,098	3,660
# *	Fastweb SpA	679	12,081
# *	Gemina SpA	34,444	20,034
	Geox SpA	3,764	27,791
	Gewiss SpA	6,000	24,237
*	Gruppo Coin SpA	2,813	6,670
#	Gruppo Editoriale L’Espresso SpA	7,849	11,707
#	Hera SpA	31,728	69,949
	Immsi SpA	8,658	7,710
# *	Impregilo SpA	11,844	31,517
	Indesit Co. SpA	2,500	20,368
	Industria Macchine Automatique SpA	1,436	27,147
#	Intek SpA	16,174	7,881
	Interpump Group SpA	2,893	16,462
	Iride SpA	16,820	26,205
	Italmobiliare SpA	273	11,213

18

	KME Group SpA	5,166	3,227
#	Mariella Burani SpA	758	10,038
	Marr SpA	2,435	13,159
	Meliorbanca SpA	4,173	15,251
	Milano Assicurazioni SpA	11,050	36,124
	Mondadori (Arnoldo) Editore SpA	7,418	26,097
	Permasteelisa SpA	913	13,288
#	Pirelli & C.Real Estate SpA	1,000	7,094
	Pirelli & Co. SpA	157,079	55,383
#	Premafin Finanziaria SpA	21,959	39,072
	Recordati SpA	9,617	45,453
# *	Risanamento Napoli SpA	3,493	1,935
	SAES Getters SpA	616	6,405
*	Snia SpA	530	136
*	Societa Iniziative Autostradali e Servizi SpA	1,126	7,324
#	Societe Cattolica di Assicurazoni Scrl SpA	2,365	86,565
	Sogefi SpA	3,015	4,924
#	Sol SpA	2,651	9,558
*	Sorin SpA	10,530	7,297
# *	Telecom Italia Media SpA	34,412	4,264
# *	Tiscali SpA	18,065	15,849
#	Tod’s SpA	1,030	42,999
#	Trevi Finanziaria SpA	999	11,608
	Vianini Lavori SpA	5,720	34,083
	Vittoria Assicurazioni SpA	1,424	16,674

TOTAL — ITALY			1,597,481

JAPAN — (22.9%)
COMMON STOCKS — (22.9%)
	Achilles Corp.	6,000	7,984
	Adeka Corp.	2,000	12,640
#	Aderans Holdings Co., Ltd.	2,400	23,423
#	Advan Co., Ltd.	2,000	8,280
	Aeon Fantasy Co., Ltd.	1,152	8,406
	Ahresty Corp.	700	3,798
#	Ai Holdings Corp.	3,200	9,620
	Aica Kogyo Co., Ltd.	3,000	26,632
	Aichi Machine Industry Co., Ltd.	5,000	9,898
#	Aichi Steel Corp.	7,000	24,363
	Aichi Tokei Denki Co., Ltd.	3,000	7,209
	Aida Engineering, Ltd.	4,000	14,642
	Aiphone Co., Ltd.	1,100	17,502
	Airport Facilities Co., Ltd.	4,000	21,674
#	Akebono Brake Industry Co., Ltd.	4,000	23,549
	Aloka Co., Ltd.	2,000	16,509
	Alpha Systems, Inc.	1,000	19,553
#	Alpine Electronics, Inc.	2,900	25,511
	Alps Logistics Co., Ltd.	1,000	10,251
	Amano Corp.	3,000	20,076
	Ando Corp.	7,000	9,899
#	Anritsu Corp.	5,000	12,184

19

	AOC Holdings, Inc.	1,800	10,131
	AOI Electronics Co., Ltd.	900	5,758
	AOKI Holdings, Inc.	1,600	16,222
	Arakawa Chemical Industries, Ltd.	1,800	16,416
#	Ariake Japan Co., Ltd.	900	14,673
	Arisawa Manufacturing Co., Ltd.	1,000	3,348
	Aronkasei Co., Ltd.	4,000	13,635
	As One Corp.	990	19,699
	Asahi Diamond Industrial Co., Ltd.	5,000	23,435
	Asahi Kogyosha Co., Ltd.	3,000	8,552
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	8,547
#	Asahi Pretec Corp.	1,100	10,268
*	Asahi Tec Corp.	13,000	5,291
	Ashimori Industry Co., Ltd.	3,000	3,890
	ASKA Pharmaceutical Co., Ltd.	2,000	14,862
	Asunaro Aoki Construction Co., Ltd.	4,000	17,945
	Atsugi Co., Ltd.	15,000	15,964
	Autobacs Seven Co., Ltd.	800	16,988
#	Avex Group Holdings, Inc.	1,300	10,214
	Bando Chemical Industries, Ltd.	5,000	12,087
	Bank of the Ryukyus, Ltd.	900	7,582
#	Belluna Co., Ltd.	1,400	3,815
#	Best Denki Co., Ltd.	2,500	7,359
#	Bookoff Corp.	1,000	6,728
#	CAC Corp.	1,700	13,634
	Calsonic Kansei Corp.	6,000	10,394
	Canon Electronics, Inc.	1,500	22,465
	Canon Finetech, Inc.	2,000	19,591
	Cawachi, Ltd.	800	12,697
#	Central Finance Co., Ltd.	4,000	6,059
	Central Glass Co., Ltd.	5,000	15,851
#	Century Leasing System, Inc.	1,600	10,489
#	Chiyoda Co., Ltd.	1,700	22,577
	Chofu Seisakusho Co., Ltd.	2,400	52,425
*	Chori Co., Ltd.	5,000	5,140
	Chudenko Corp.	1,500	22,512
	Chuetsu Pulp and Paper Co., Ltd.	8,000	13,118
*	Chugai Mining Co., Ltd.	5,000	1,556
	Chugai Ro Co., Ltd.	7,000	19,343
	Chugoku Marine Paints, Ltd.	4,000	20,362
	Chuo Spring Co., Ltd.	5,000	15,815
#	Circle K Sunkus Co., Ltd.	2,000	34,003
#	CKD Corp.	2,000	6,687
#	Clarion Co., Ltd.	13,000	9,491
#	Cleanup Corp.	2,000	6,620
	CMK Corp.	2,000	6,467
	Coca-Cola Central Japan Co., Ltd.	3	19,631
*	cocokara fine HOLDINGS, Inc.	879	9,539
#	Colowide Co., Ltd.	4,200	21,432
# *	Columbia Music Entertainment, Inc.	3,000	1,032
	Computer Engineering & Consulting, Ltd.	1,500	11,104
	Comsys Holdings Corp.	3,000	21,446

20

	Corona Corp.	1,300	11,148
#	Cosel Co., Ltd.	1,600	13,292
#	Creed Corp.	14	2,268
#	CSK Holdings Corp.	1,058	8,843
#	Culture Convenience Club Co., Ltd.	3,500	23,186
	Cybozu, Inc.	41	7,997
	Dai Nippon Toryo, Ltd.	11,000	10,683
	Dai-Dan Co., Ltd.	3,000	12,756
#	Daido Metal Co., Ltd.	3,000	6,815
	Daifuku Co., Ltd.	2,000	10,760
	Daihen Corp.	11,000	25,645
#	Daiichi Jitsugyo Co., Ltd.	4,000	11,428
#	Daiken Corp.	9,000	17,454
#	Daiki Aluminium Industry Co., Ltd.	3,000	5,312
#	Daiko Clearing Services Corp.	1,000	7,463
	Daikoku Denki Co., Ltd.	900	9,240
	Daikyo, Inc.	6,000	6,303
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	11,306
#	Dainippon Screen Manufacturing Co., Ltd.	8,000	17,057
#	Daio Paper Corp.	6,000	45,299
#	Daiseki Co., Ltd.	1,430	32,569
	Daisyo Corp.	1,600	20,204
	Daiwa Industries, Ltd.	3,000	8,016
#	Daiwa Seiko, Inc.	10,000	14,125
#	Daiwabo Co., Ltd.	8,000	17,749
#	DCM Japan Holdings Co., Ltd.	7,300	53,503
	Denki Kogyo Co., Ltd.	3,000	18,227
#	Denyo Co., Ltd.	2,000	12,566
#	Descente, Ltd.	5,000	19,780
#	Don Quijote Co., Ltd.	1,100	19,947
#	DOUTOR NICHIRES Holdings Co., Ltd.	2,212	34,429
	DTS Corp.	1,200	9,938
#	DyDo Drinco, Inc.	500	12,001
#	eAccess, Ltd.	40	18,604
#	Eagle Industry Co., Ltd.	2,000	6,566
#	Edion Corp.	1,600	10,877
	Eiken Chemical Co., Ltd.	2,000	12,172
#	Eizo Nanao Corp.	600	9,543
#	Enplas Corp.	700	5,639
#	Epson Toyocom Corp.	4,000	7,179
#	ESPEC Corp.	2,000	12,886
	Exedy Corp.	1,400	20,058
#	Fancl Corp.	2,700	33,852
# *	FDK Corp.	7,000	5,919
	Foster Electric Co., Ltd.	2,000	21,437
#	FP Corp.	700	24,570
	France Bed Holdings Co., Ltd.	13,000	14,354
	Fuji Co., Ltd.	1,500	25,385
	Fuji Corp., Ltd.	3,000	6,774
# *	Fuji Kosan Co., Ltd.	6,000	4,700
#	Fuji Kyuko Co., Ltd.	5,000	21,671
	Fuji Oil Co., Ltd.	2,000	22,959

21

#	Fuji Soft, Inc.	2,700	45,321
#	Fujibo Holdings, Inc.	4,000	3,543
	Fujicco Co., Ltd.	2,400	27,879
#	Fujikura Kasei Co., Ltd.	2,000	10,626
#	Fujita Corp.	2,100	4,251
#	Fujita Kanko, Inc.	5,000	31,350
	Fujitsu Frontech, Ltd.	2,000	14,336
#	Fujitsu General, Ltd.	6,000	12,636
# *	Fujiya Co., Ltd.	10,000	12,379
	Fukuda Corp.	3,000	5,802
	Fukushima Bank, Ltd.	14,000	10,039
#	Fukuyama Transporting Co., Ltd.	7,000	29,739
	Funai Electric Co., Ltd.	1,100	14,539
# *	Furukawa Battery Co., Ltd.	3,000	16,278
	Furukawa Co., Ltd.	18,000	17,636
	Furusato Industries, Ltd.	1,000	8,465
#	Fuso Pharmaceutical Industries, Ltd.	5,000	15,066
	Futaba Corp.	1,200	18,138
#	Future Architect, Inc.	26	13,521
	Fuyo General Lease Co., Ltd.	1,000	14,376
#	Gakken Co., Ltd.	3,000	5,208
	Gecoss Corp.	3,500	15,516
	GEO Co., Ltd.	18	13,087
# *	GMO Internet, Inc.	1,500	3,988
	Godo Steel, Ltd.	6,000	15,753
#	Gulliver International Co., Ltd.	220	3,393
#	Gun-Ei Chemical Industry Co., Ltd.	7,000	14,384
	Gunze, Ltd.	9,000	29,708
	Hakuto Co., Ltd.	1,400	9,322
	Hanwa Co., Ltd.	10,000	26,399
	Happinet Corp.	900	10,957
	Harashin Narus Holdings Co., Ltd.	1,200	12,882
	Haruyama Trading Co., Ltd.	1,400	5,290
#	Heiwado Co., Ltd.	2,500	37,209
	Hibiya Engineering, Ltd.	3,000	23,696
	Higashi-Nippon Bank, Ltd.	4,000	12,542
	Hiroshima Electric Railway Co., Ltd	6,000	19,479
#	HIS Co., Ltd.	700	10,133
	Hitachi Information Systems, Ltd.	1,100	20,413
	Hitachi Kokusai Electric, Inc.	4,320	20,526
	Hitachi Maxell, Ltd.	2,200	15,670
	Hitachi Medical Corp.	2,000	16,170
*	Hitachi Plant Technologies, Ltd.	6,000	15,771
	Hitachi Software Engineering Co., Ltd.	2,300	32,442
	Hitachi Systems & Services, Ltd.	1,000	11,688
	Hitachi Transport System, Ltd.	3,000	40,119
# *	Hitachi Zosen Corp.	34,500	29,368
#	Hodogaya Chemical Co., Ltd.	4,000	6,359
	Hogy Medical Co., Ltd.	1,100	60,757
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	15,311
	Hokkaido Gas Co., Ltd.	4,000	10,700
	Hokkan Holdings, Ltd.	6,000	14,355

22

	Hokuetsu Paper Mills, Ltd.	7,000	26,248
#	Hokuriku Electric Industry Co., Ltd.	4,000	6,280
#	Hokuto Corp.	1,000	26,485
	Hosiden Corp.	2,400	25,204
	Howa Machinery, Ltd.	5,000	3,407
#	Ichikoh Industries, Ltd.	4,000	7,124
#	Ichiyoshi Securities Co., Ltd.	2,000	16,015
	Icom, Inc.	700	13,459
#	Iino Kaiun Kaisha, Ltd.	7,300	37,317
	Imperial Hotel, Ltd.	550	11,886
*	Impress Holdings, Inc.	31	3,794
	Inaba Denki Sangyo Co., Ltd.	1,000	24,764
	Inaba Seisakusho Co., Ltd.	1,200	12,321
	Inabata and Co., Ltd.	4,000	15,066
#	Inageya Co., Ltd.	2,000	17,873
	Ines Corp.	3,600	18,011
#	Inui Steamship Co., Ltd.	1,500	11,312
#	Invoice, Inc.	311	2,410
# *	Iseki & Co., Ltd.	14,000	23,109
*	Ishihara Sangyo Kaisha, Ltd.	24,000	19,277
*	IT Holdings Corp.	3,380	36,484
	Itochu Enex Co., Ltd.	4,000	20,173
	Itochu-Shokuhin Co., Ltd.	900	30,851
#	Itoham Foods, Inc.	5,000	15,351
	Itoki Corp.	3,000	9,510
	Iwasaki Electric Co., Ltd.	4,000	4,855
#	IWATANI Corp.	11,000	25,487
#	Iwatsu Electric Co., Ltd.	3,000	2,737
#	Izumiya Co., Ltd.	7,000	41,595
	Jamco Corp.	2,000	10,365
#	Janome Sewing Machine Co., Ltd.	14,000	6,071
	Japan Aviation Electronics Industry, Ltd.	2,000	7,672
	Japan Business Computer Co., Ltd.	2,000	12,442
#	Japan Cash Machine Co., Ltd.	1,700	14,659
	Japan Digital Laboratory Co., Ltd.	2,300	21,925
	Japan Medical Dynamic Marketing, Inc.	770	1,381
#	Japan Pulp & Paper Co., Ltd.	5,000	16,721
	Japan Radio Co., Ltd.	7,000	12,183
	Japan Transcity Corp.	3,000	10,670
	Japan Vilene Co., Ltd.	3,000	12,761
#	Jeol, Ltd.	5,000	14,156
#	J-Oil Mills, Inc.	6,000	24,266
#	Joint Corp.	1,500	2,061
#	Joshin Denki Co., Ltd.	2,000	18,539
	JSP Corp.	1,900	13,291
#	Juki Corp.	7,000	10,868
#	Kadokawa Holdings, Inc.	700	12,861
	Kaga Electronics Co., Ltd.	900	9,370
#	Kakaku.com, Inc.	14	41,183
	Kaken Pharmaceutical Co., Ltd.	7,000	58,137
	Kamagai Gumi Co., Ltd.	8,000	3,398
	Kameda Seika Co., Ltd.	2,000	25,184

23

	Kamei Corp.	2,000	7,985
	Kanaden Corp.	3,000	12,270
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	19,955
	Kanamoto Co., Ltd.	2,000	6,409
# *	Kanematsu Corp.	11,025	8,819
	Kanto Auto Works, Ltd.	2,900	35,239
	Kanto Denka Kogyo Co., Ltd.	4,000	9,552
#	Kanto Natural Gas Development Co., Ltd.	4,000	25,697
	Kato Sangyo Co., Ltd.	2,000	25,268
	Kato Works Co., Ltd.	4,000	9,745
*	Kawada Industries, Inc.	2,000	2,040
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	4,766
#	Kayaba Industry Co., Ltd.	16,000	30,869
	Keihin Corp.	1,200	10,726
#	Keiyo Co., Ltd.	2,000	10,429
#	Kenedix, Inc.	15	2,255
#	Kentucky Fried Chicken Japan, Ltd.	1,000	17,289
	Key Coffee, Inc.	1,400	22,162
# *	Kinki Nippon Tourist Co., Ltd.	6,000	11,981
	Kintetsu World Express, Inc.	1,200	17,417
	Kioritz Corp.	5,000	8,044
*	Kirayaka Bank, Ltd.	10,000	11,268
	Kisoji Co., Ltd.	1,200	23,723
	Kissei Pharmaceutical Co., Ltd.	1,000	22,805
	Kitagawa Iron Works Co., Ltd.	7,000	9,818
	Kitz Corp.	4,000	11,868
	Kiyo Holdings, Inc.	27,000	43,601
	Koa Corp.	1,500	7,769
	Koatsu Gas Kogyo Co., Ltd.	4,000	20,944
	Kobayashi Pharmaceutical Co., Ltd.	1,300	41,651
#	Koei Co., Ltd.	1,200	13,093
#	Kohnan Shoji Co., Ltd.	2,000	21,871
	Koike Sanso Kogyo Co., Ltd.	4,000	9,864
#	Kojima Co., Ltd.	2,300	8,672
	Kokuyo Co., Ltd.	5,900	41,597
	Komatsu Seiren Co., Ltd.	4,000	15,847
#	Komeri Co., Ltd.	800	18,092
#	Konaka Co., Ltd.	1,760	5,520
	Konishi Co., Ltd.	2,000	14,482
#	Kosei Securities Co., Ltd.	4,000	3,997
	Kurabo Industries, Ltd.	13,000	18,468
	Kureha Corp.	12,000	53,240
# *	Kurimoto, Ltd.	11,000	7,555
	Kuroda Electric Co., Ltd.	1,200	9,355
	K’s Holdings Corp.	1,900	31,374
	Kyoden Co., Ltd.	3,000	2,604
	Kyodo Printing Co., Ltd.	9,000	20,505
#	Kyodo Shiryo Co., Ltd.	5,000	5,700
	Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	9,664
	Kyokuyo Co., Ltd.	9,000	16,537
	Kyosan Electric Manufacturing Co., Ltd.	5,000	17,140
	Kyowa Exeo Corp.	4,000	39,219

24

#	Life Corp.	2,000	36,579
	Macnica, Inc.	800	8,118
	Maeda Corp.	6,000	16,361
	Maeda Road Construction Co., Ltd.	10,000	71,169
#	Maezawa Kaisei Industries Co., Ltd.	1,200	12,017
#	Maezawa Kyuso Industries Co., Ltd.	1,200	14,616
	Makino Milling Machine Co., Ltd.	4,000	11,596
	Mandom Corp.	800	21,592
	Mars Engineering Corp.	700	14,551
	Marubun Corp.	1,900	7,186
	Marudai Food Co., Ltd.	5,000	12,101
	Maruha Nichiro Holdings, Inc.	22,525	34,354
	Marukyu Co., Ltd.	2,000	18,466
#	Marusan Securities Co., Ltd.	6,000	29,304
#	Maruwa Co., Ltd.	700	7,158
#	Maruyama Manufacturing Co., Inc.	3,000	4,529
# *	Maruzen Co., Ltd.	4,000	2,767
	Maruzen Showa Unyu Co., Ltd.	6,000	21,675
#	Matsuda Sangyo Co., Ltd.	1,225	14,057
#	Matsuya Co., Ltd.	2,000	42,363
#	Matsuya Foods Co., Ltd.	1,000	11,977
	Max Co., Ltd.	2,000	18,054
	Maxvalu Tokai Co., Ltd.	1,000	12,542
#	Megachips Corp.	1,900	21,882
	Meidensha Corp.	14,000	22,362
#	Meitec Corp.	800	15,807
	Meito Sangyo Co., Ltd.	2,000	34,220
#	Meiwa Estate Co., Ltd.	1,700	7,697
*	Meiwa Trading Co., Ltd.	3,000	4,118
	Melco Holdings, Inc.	1,400	17,432
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	28,724
#	Mimasu Semiconductor Industry Co., Ltd.	1,219	11,146
	Ministop Co., Ltd.	1,500	27,848
	Miraca Holdings, Inc.	1,500	24,190
# *	Misawa Homes Co., Inc.	2,000	5,582
#	Misawa Resort Co., Ltd.	4,000	8,610
	Mitani Corp.	1,200	5,585
#	Mitsubishi Cable Industries, Ltd.	14,000	13,602
	Mitsubishi Paper Mills, Ltd.	13,000	18,722
#	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	14,198
#	Mitsuboshi Belting, Ltd.	8,000	32,945
	Mitsui High-Tec, Inc.	3,300	18,308
	Mitsui Home Co., Ltd.	4,000	16,681
	Mitsui Mining Co., Ltd.	12,500	23,856
#	Mitsui-Soko Co., Ltd.	10,000	44,018
	Mitsuuroko Co., Ltd.	3,000	19,340
	Miura Co., Ltd.	2,000	41,082
#	Mizuno Corp.	9,000	37,766
	Mochida Pharmaceutical Co., Ltd.	4,000	37,498
	Modec, Inc.	800	12,660
#	Morinaga & Co., Ltd.	16,000	31,819
	Morinaga Milk Industry Co., Ltd.	6,000	19,408

25

	Morita Holdings Corp.	4,000	16,734
#	MOS Food Services, Inc.	2,000	25,323
	Nachi-Fujikoshi Corp.	13,000	26,375
	Nagatanien Co., Ltd.	2,000	16,799
	Nakamuraya Co., Ltd.	3,000	13,771
	Nakayama Steel Works, Ltd.	5,000	12,818
	NEC Fielding, Ltd.	1,200	12,274
	NEC Mobiling, Ltd.	1,100	15,361
# *	NEC Tokin Corp.	7,000	18,387
	Net One Systems Co., Ltd.	31	50,565
*	Netmarks, Inc.	7	1,198
#	New Japan Radio Co., Ltd.	3,000	5,534
	Nichia Steel Works, Ltd.	4,000	9,861
#	Nichias Corp.	4,000	9,252
	Nichicon Corp.	1,900	11,854
#	Nichii Gakkan Co.	800	7,538
#	Nichimo Co., Ltd.	5,000	6,457
	Nichireki Co., Ltd.	2,000	5,078
	Nidec Copal Corp.	1,800	16,427
#	Nidec Sankyo Corp.	3,000	14,005
#	Nidec Tosok Corp.	1,600	13,079
	Nifco, Inc.	2,000	29,395
#	Nihon Dempa Kogyo Co., Ltd.	600	7,604
#	Nihon Eslead Corp.	1,000	5,117
	Nihon Kohden Corp.	2,000	33,786
#	Nihon Nohyaku Co., Ltd.	5,000	27,119
	Nihon Parkerizing Co., Ltd.	2,000	23,585
#	Nikkiso Co., Ltd.	4,000	20,041
	Nippo Corp.	4,000	23,607
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	10,730
	Nippon Carbon Co., Ltd.	5,000	11,722
#	Nippon Ceramic Co., Ltd.	1,000	10,282
	Nippon Chemical Industrial Co., Ltd.	2,000	3,526
	Nippon Chemi-Con Corp.	5,000	9,685
#	Nippon Chemiphar Co., Ltd.	3,000	10,086
	Nippon Concrete Industries Co., Ltd.	3,000	2,755
	Nippon Denko Co., Ltd.	6,000	27,507
	Nippon Densetsu Kogyo Co., Ltd.	2,000	17,642
	Nippon Denwa Shisetu Co., Ltd.	5,000	12,434
	Nippon Filcon Co., Ltd.	2,000	10,000
	Nippon Flour Mills Co., Ltd.	11,000	50,435
#	Nippon Gas Co., Ltd.	2,000	21,296
	Nippon Kasei Chemical Co., Ltd.	5,000	6,372
	Nippon Kayaku Co., Ltd.	5,000	22,897
#	Nippon Kinzoku Co., Ltd.	3,000	4,217
	Nippon Koei Co., Ltd.	5,000	10,525
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	19,605
#	Nippon Koshuha Steel Co., Ltd.	10,000	10,009
	Nippon Light Metal Co., Ltd.	31,000	29,291
#	Nippon Metal Industry Co., Ltd.	8,000	11,073
#	Nippon Paint Co., Ltd.	8,000	30,858
	Nippon Paper Group, Inc.	1	2,245

26

	Nippon Pillar Packing Co., Ltd.	2,000	7,142
#	Nippon Piston Ring Co., Ltd.	7,000	7,522
	Nippon Seiki Co., Ltd.	1,000	6,622
	Nippon Shinyaku Co., Ltd.	3,000	29,660
	Nippon Signal Co., Ltd.	3,000	12,791
	Nippon Soda Co., Ltd.	8,000	22,757
	Nippon Suisan Kaisha, Ltd.	10,500	26,200
	Nippon Thompson Co., Ltd.	3,000	15,024
	Nippon Valqua Industries, Ltd.	6,000	13,653
	Nippon Yakin Kogyo Co., Ltd.	4,000	11,095
#	Nipro Corp.	1,000	15,331
# *	NIS Group Co., Ltd.	2,639	1,051
	Nishimatsu Construction Co., Ltd.	11,000	22,633
	Nishi-Nippon Railroad Co., Ltd.	6,000	22,049
	Nissan Shatai Co., Ltd.	3,000	19,594
	Nissei Corp.	1,000	6,807
#	Nissen Holdings Co., Ltd.	1,600	5,974
#	Nisshin Fudosan Co., Ltd.	1,400	3,214
#	Nittan Valve Co., Ltd.	2,000	6,620
	Nittetsu Mining Co., Ltd.	3,000	7,684
	Nitto Boseki Co., Ltd.	18,000	26,720
#	Nitto Electric Works, Ltd.	3,000	26,050
	Nitto Seiko Co., Ltd.	3,000	9,024
	NOF Corp.	7,000	19,686
	Nohmi Bosai, Ltd.	3,000	28,883
	Nomura Co., Ltd.	4,000	13,746
	Noritake Co., Ltd.	8,000	23,090
	Noritsu Koki Co., Ltd.	1,200	9,005
#	Noritz Corp.	2,600	27,406
	NSD Co., Ltd.	2,400	17,886
*	Oak Capital Corp.	900	64
	Oenon Holdings, Inc.	5,000	13,282
	Oiles Corp.	1,728	18,671
	Okabe Co., Ltd.	4,000	16,236
	Okamoto Industries, Inc.	9,000	29,123
#	Okamura Corp.	3,000	17,375
	Okasan Securities Group, Inc.	10,000	43,274
#	Okinawa Electric Power Co., Ltd.	877	51,416
	OKK Corp.	5,000	5,312
#	Okumura Corp.	4,000	15,679
	Okura Industrial Co., Ltd.	4,000	8,705
	Okuwa Co., Ltd.	3,000	40,522
	Olympic Corp.	1,800	12,625
# *	OMC Card, Inc.	486	752
	Ono Sokki Co., Ltd.	3,000	12,097
#	Onoken Co., Ltd.	2,000	21,247
#	Organo Corp.	4,000	24,969
	Origin Electric Co., Ltd.	3,000	9,625
	Osaka Steel Co., Ltd.	2,100	20,968
	Osaki Electric Co., Ltd.	3,000	12,794
#	OSG Corp.	2,000	14,464
	Pacific Industrial Co., Ltd.	4,000	13,168

27

#	Paramount Bed Co., Ltd.	1,700	22,154
	Parco Co., Ltd.	2,000	18,136
	Paris Miki, Inc.	1,000	9,897
# *	Pasco Corp.	1,000	1,157
# *	Penta-Ocean Construction Co., Ltd.	18,000	20,103
#	Pigeon Corp.	1,300	37,767
	Piolax, Inc.	1,000	14,323
#	Press Kogyo Co., Ltd.	9,000	19,855
# *	Prima Meat Packers, Ltd.	5,000	8,720
#	Raito Kogyo Co., Ltd.	2,400	4,141
#	Rasa Industries, Ltd.	3,000	4,430
# *	Renown, Inc.	3,000	5,175
#	Resorttrust, Inc.	1,008	9,862
	Rheon Automatic Machinery Co., Ltd.	2,000	5,110
#	Rhythm Watch Co., Ltd.	10,000	10,521
	Ricoh Leasing Co., Ltd.	1,000	13,463
#	Right On Co., Ltd.	1,125	15,402
#	Riken Corp.	7,000	20,320
	Riken Technos Corp.	5,000	9,961
	Riken Vitamin Co., Ltd.	2,000	54,966
#	Ringer Hut Co., Ltd.	1,800	19,043
#	RISA Partners, Inc.	19	4,550
	Rock Field Co., Ltd.	300	3,477
	Rohto Pharmaceutical Co., Ltd.	4,000	45,350
	Roland Corp.	2,000	20,665
#	Roland DG Corp.	900	11,211
#	Round One Corp.	12	6,027
#	Royal Co., Ltd.	2,000	20,368
	Ryobi, Ltd.	11,000	22,593
	Ryoden Trading Co., Ltd.	3,000	15,297
	Ryosan Co., Ltd.	1,500	28,540
#	Ryoshoku, Ltd.	1,100	20,981
	Ryoyo Electro Corp.	2,000	15,562
	S Foods, Inc.	2,000	14,322
#	S.T. Chemical Co., Ltd.	2,000	24,246
	Sagami Chain Co., Ltd.	2,000	18,896
# *	Sagami Co., Ltd.	3,000	3,752
	Saibu Gas Co., Ltd.	12,000	29,623
#	Saizeriya Co., Ltd.	1,700	25,359
	Sakata INX Corp.	3,000	7,566
#	Sakata Seed Corp.	2,000	28,834
#	Sala Corp.	4,000	21,574
	San-Ai Oil Co., Ltd.	4,000	15,187
	Sanden Corp.	7,000	19,575
	Sanei-International Co., Ltd.	500	5,199
	Sankei Building Co., Ltd.	2,000	7,634
	Sanken Electric Co., Ltd.	3,000	10,723
#	Sanki Engineering Co., Ltd.	5,000	32,417
	Sankyo Seiko Co., Ltd.	4,000	6,473
	Sankyo-Tateyama Holdings, Inc.	16,000	14,868
	Sanoh Industrial Co., Ltd.	3,000	14,161
#	Sanrio Co., Ltd.	2,100	17,832

28

	Sanshin Electronics Co., Ltd.	2,000	21,456
*	Sansui Electric Co., Ltd.	28,000	1,699
	Sanwa Holdings Corp.	5,000	16,588
	Sanyo Chemical Industries, Ltd.	7,000	37,524
	Sanyo Denki Co., Ltd.	4,000	9,822
#	Sanyo Shokai, Ltd.	4,000	18,820
#	Sanyo Special Steel Co., Ltd.	6,000	17,186
#	Sasebo Heavy Industries Co., Ltd.	7,000	10,925
	Sato Corp.	2,100	20,989
	Sato Shoji Corp.	2,000	13,162
	Satori Electric Co., Ltd.	1,000	4,882
	Saxa Holdings, Inc.	4,000	4,826
	Secom Joshinetsu Co., Ltd.	900	13,340
#	Secom Techno Service Co., Ltd.	500	11,612
	Seika Corp.	8,000	14,363
	Seikagaku Corp.	1,700	15,165
#	Seiko Holdings Corp.	3,307	8,710
	Seiren Co., Ltd.	2,000	11,147
	Sekisui Jushi Co., Ltd.	4,000	25,340
	Sekisui Plastics Co., Ltd.	7,000	17,936
	Senko Co., Ltd.	6,000	23,848
#	Senshu Electric Co., Ltd.	1,000	9,785
#	Senshukai Co., Ltd.	3,000	21,910
#	Shibaura Mechatronics Corp.	4,000	15,234
#	Shibusawa Warehouse Co., Ltd.	6,000	33,177
	Shibuya Kogyo Co., Ltd.	2,100	16,818
	Shikibo, Ltd.	9,000	8,913
	Shikoku Bank, Ltd.	10,000	45,781
	Shikoku Chemicals Corp.	3,000	9,981
	Shikoku Coca-Cola Bottling Co., Ltd.	1,500	11,806
	Shimachu Co., Ltd.	800	18,246
	Shimizu Bank, Ltd.	400	15,169
	Shinagawa Refractories Co., Ltd.	5,000	10,048
	Shindengen Electric Manufacturing Co., Ltd.	3,000	6,039
	Shin-Etsu Polymer Co., Ltd.	5,000	22,581
#	Shinkawa, Ltd.	1,000	11,191
*	Shinki Co., Ltd.	3,000	1,651
#	Shinko Electric Co., Ltd.	6,000	15,331
#	Shinko Plantech Co., Ltd.	3,000	23,670
	Shinko Shoji Co., Ltd.	2,000	13,258
#	Shin-Kobe Electric Machinery Co., Ltd.	4,000	19,305
	Shinmaywa Industries, Ltd.	5,000	13,119
#	Shinnihon Corp.	4,000	3,311
	Shiroki Co., Ltd.	7,000	18,685
	Shizuoka Gas Co., Ltd.	3,000	14,622
	Sho-Bond Corp.	2,000	35,731
#	Shobunsha Publications, Inc.	1,300	4,406
#	Shochiku Co., Ltd.	4,000	23,805
	Showa Corp.	1,400	6,647
	Showa Sangyo Co., Ltd.	10,000	27,235
	Siix Corp.	2,400	7,493
	Sinanen Co., Ltd.	3,000	12,836

29

	SKY Perfect JSAT Holdings, Inc.	36	13,579
	SMK Corp.	5,000	12,434
#	Snow Brand Milk Products Co., Ltd.	6,500	24,642
#	Sorun Corp.	2,000	9,678
	SRA Holdings, Inc.	1,000	7,071
#	SSP Co., Ltd.	8,000	45,417
#	Star Micronics Co., Ltd.	2,000	21,664
	Starzen Corp.	4,000	9,139
#	Stella Chemifa Corp.	900	12,613
	Sumida Corp.	1,100	6,291
	Suminoe Textile Co., Ltd.	5,000	7,065
# *	Sumiseki Holdings, Inc.	2,300	2,778
	Sumisho Computer Systems Corp.	1,100	17,176
	Sumitomo Forestry Co., Ltd.	9,000	59,053
#	Sumitomo Light Metal Industries, Ltd.	11,000	9,058
# *	Sumitomo Mitsui Construction Co., Ltd.	9,660	6,770
	Sumitomo Osaka Cement Co., Ltd.	18,000	28,279
	Sumitomo Pipe & Tube Co., Ltd.	3,000	20,577
#	Sumitomo Precision Products Co., Ltd.	2,000	7,919
	Sumitomo Seika Chemicals Co., Ltd.	4,000	11,174
	Sumitomo Warehouse Co., Ltd.	11,000	44,560
*	Sun Wave Corp.	2,000	2,485
#	SUNX, Ltd.	2,700	8,539
#	SWCC Showa Holdings Co., Ltd.	12,000	10,516
*	SxL Corp.	3,000	1,366
#	T. Hasegawa Co., Ltd.	1,600	22,838
	Tachi-S Co., Ltd.	2,100	9,813
	Taihei Dengyo Kaisha, Ltd.	3,000	24,793
	Taiho Kogyo Co., Ltd.	1,900	12,603
	Taikisha, Ltd.	2,000	28,548
	Taisei Rotec Corp.	3,000	4,078
#	Taiyo Yuden Co., Ltd.	3,000	14,381
	Takagi Securities Co., Ltd.	5,000	5,689
	Takamatsu Construction Group	1,600	23,809
#	Takaoka Electric Manufacturing Co., Ltd.	4,000	4,549
	Takara Holdings, Inc.	5,000	23,856
	Takara Standard Co., Ltd.	5,000	26,789
	Takasago International Corp.	3,000	14,481
#	Takasago Thermal Engineering Co., Ltd.	6,000	56,206
# *	Takashima & Co., Ltd.	4,000	4,039
	Takiron Co., Ltd.	3,000	8,916
#	Takuma Co., Ltd.	6,000	11,863
	Tamura Corp.	4,000	8,995
#	Tasaki Shinju Co., Ltd.	2,000	1,990
	TCM Corp.	5,000	6,620
# *	Teac Corp.	5,000	2,289
	Techno Associe Co., Ltd.	1,800	12,145
#	Tecmo, Ltd.	2,000	14,022
	Teikoku Tsushin Kogyo Co., Ltd.	4,000	9,259
*	Tekken Corp.	11,000	11,675
	Tenma Corp.	2,000	24,971
	The Aichi Bank, Ltd.	300	21,821

30

	The Akita Bank, Ltd.	7,000	29,103
	The Aomori Bank, Ltd.	6,000	25,142
	The Awa Bank, Ltd.	10,000	62,180
	The Bank of Ikeda, Ltd.	700	28,085
#	The Bank of Iwate, Ltd.	700	43,506
	The Bank of Nagoya, Ltd.	8,000	48,158
	The Bank of Okinawa, Ltd.	1,100	34,487
	The Bank of Saga, Ltd.	6,000	19,406
*	The Chiba Kogyo Bank, Ltd.	800	9,299
	The Chukyo Bank, Ltd.	7,000	24,285
	The Daisan Bank, Ltd.	7,000	25,113
	The Daito Bank, Ltd.	10,000	6,620
	The Ehime Bank, Ltd.	6,000	20,145
	The Eighteenth Bank, Ltd.	6,000	18,203
#	The Fukui Bank, Ltd.	6,000	20,422
	The Hokkoku Bank, Ltd.	4,000	15,058
	The Hokuetsu Bank, Ltd.	7,000	15,556
#	The Japan General Estate Co., Ltd.	1,900	4,181
	The Japan Wool Textile Co., Ltd.	6,000	44,819
	The Kagawa Bank, Ltd.	3,000	16,705
	The Kanto Tsukuba Bank, Ltd.	1,700	7,460
	The Kita-Nippon Bank, Ltd.	400	10,397
# *	The Maruetsu, Inc.	5,000	26,609
	The Michinoku Bank, Ltd.	5,000	10,713
	The Minato Bank, Ltd.	21,000	26,095
	The Miyazaki Bank, Ltd.	6,000	19,376
	The Nagano Bank, Ltd.	6,000	13,002
	The Nanto Bank, Ltd.	10,000	46,990
	The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	6,967
	The Nisshin Oillio Group, Ltd.	10,000	47,300
	The Oita Bank, Ltd.	5,000	31,035
	The San-in Godo Bank, Ltd.	8,000	57,267
	The Yasuda Warehouse Co., Ltd.	2,000	16,571
	TKC Corp.	1,200	21,252
*	Toa Corp.	12,000	14,840
#	Toa Doro Kogyo Co., Ltd.	3,000	2,821
#	Toabo Corp.	6,000	4,041
	Toagosei Co., Ltd.	20,000	42,917
*	Tobishima Corp.	12,000	1,962
	TOC Co., Ltd.	5,000	14,821
	Tocalo Co., Ltd.	1,000	9,663
	Tochigi Bank, Ltd.	7,000	43,123
#	Toda Corp.	2,000	7,224
	Toei Co., Ltd.	9,000	35,419
	Toenec Corp.	3,000	14,241
	Tohcello Co., Ltd.	2,000	8,343
	Toho Bank, Ltd.	6,000	25,535
	Toho Real Estate Co., Ltd.	4,000	22,884
#	Toho Zinc Co., Ltd.	4,000	8,209
	Tohoku Bank, Ltd.	8,000	12,036
	Tokai Corp.	5,000	24,333
#	Tokai Tokyo Securities Co., Ltd.	7,000	19,175

31

*	Toko, Inc.	8,000	9,374
	Tokushima Bank, Ltd.	7,000	34,326
	Tokushu Tokai Holdings Co., Ltd.	5,189	13,145
	Tokyo Dome Corp.	5,000	16,327
	Tokyo Energy & Systems, Inc.	2,000	11,613
#	Tokyo Kikai Seisakusho, Ltd.	6,000	13,681
	Tokyo Leasing Co., Ltd.	2,200	11,543
	Tokyo Ohka Kogyo Co., Ltd.	1,200	16,474
	Tokyo Rakutenchi Co., Ltd.	5,000	18,619
#	Tokyo Rope Manufacturing Co., Ltd.	4,000	6,673
#	Tokyo Seimitsu Co., Ltd.	1,000	10,059
	Tokyo Style Co., Ltd.	4,000	29,816
	Tokyo Tekko Co., Ltd.	3,000	6,875
#	Tokyo Theatres Co., Inc.	6,000	11,675
	Tokyo Tomin Bank, Ltd.	1,000	13,463
	Tokyotokeiba Co., Ltd.	7,000	10,607
	Tokyu Community Corp.	1,000	14,258
#	Tokyu Construction Co., Ltd.	5,880	13,312
#	Tokyu Livable, Inc.	1,800	8,947
	Tokyu Recreation Co., Ltd.	3,000	16,215
	Toli Corp.	6,000	10,296
	Tomato Bank, Ltd.	9,000	19,099
#	Tomen Electronics Corp.	800	9,683
#	Tomy Co., Ltd.	1,317	8,604
	Tonami Holdings Co., Ltd.	3,000	7,150
# *	Tonichi Carlife Group, Inc.	3,000	1,399
	Toppan Forms Co., Ltd.	1,800	16,720
	Topy Industries, Ltd.	16,000	27,500
#	Torishima Pump Manufacturing Co., Ltd.	2,000	27,307
	Toshiba Machine Co., Ltd.	5,000	14,343
#	Toshiba Plant Kensetsu Co., Ltd.	4,000	32,947
	Tosho Printing Co., Ltd.	5,000	13,287
	Totetsu Kogyo Co., Ltd.	3,000	17,372
# *	Totoku Electric Co., Ltd.	3,000	2,299
#	Tottori Bank, Ltd.	6,000	17,249
#	Touei Housing Corp.	900	1,070
*	Towa Bank, Ltd.	10,000	8,321
#	Towa Pharmaceutical Co., Ltd.	900	26,766
#	Towa Real Estate Development Co., Ltd.	6,000	3,697
# *	Toyo Construction Co., Ltd.	18,000	6,575
	Toyo Corp.	3,000	33,493
#	Toyo Electric Co., Ltd.	5,000	23,256
	Toyo Engineering Corp.	11,000	31,618
	Toyo Ink Manufacturing Co., Ltd.	15,000	39,760
	Toyo Kanetsu K.K.	12,000	14,408
	Toyo Kohan Co., Ltd.	3,000	8,825
	Toyo Radiator Co., Ltd.	5,000	9,170
	Toyo Securities Co., Ltd.	5,000	9,116
#	Toyo Tire & Rubber Co., Ltd.	8,000	19,659
#	Trans Cosmos, Inc.	1,100	7,778
#	Trusco Nakayama Corp.	2,300	30,191
	Tsubakimoto Chain Co.	9,000	25,103

32

	Tsukishima Kikai Co., Ltd.	3,000	26,238
	Tsurumi Manufacturing Co., Ltd.	2,000	14,261
	Tsutsumi Jewelry Co., Ltd.	2,000	38,964
#	Ube Material Industries, Ltd.	6,000	11,982
	Uchida Yoko Co., Ltd.	4,000	16,865
	Uniden Corp.	2,000	5,996
	Unimat Offisco Corp.	1,700	11,815
#	Unitika, Ltd.	33,000	22,861
	U-Shin, Ltd.	2,000	10,944
	Valor Co., Ltd.	2,000	15,104
*	Venture Link Co., Ltd.	8,600	1,956
	Vital-Net, Inc.	2,800	12,500
*	Wakachiku Construction Co., Ltd.	4,000	1,521
	Warabeya Nichiyo Co., Ltd.	1,200	17,348
#	Watami Food Service Co., Ltd.	1,400	24,124
	Wood One Co., Ltd.	3,000	12,655
	Xebio Co., Ltd.	1,500	25,610
	Yamagata Bank, Ltd.	11,000	66,120
	Yamaichi Electronics Co., Ltd.	1,600	3,228
	Yamamura Glass Co., Ltd.	8,000	15,933
	Yamanashi Chuo Bank, Ltd.	11,000	62,564
	Yamazen Co., Ltd.	3,000	9,479
	Yaoko Co., Ltd.	900	25,697
#	Yellow Hat, Ltd.	1,800	8,185
	Yodogawa Steel Works, Ltd.	9,000	37,520
	Yokohama Reito Co., Ltd.	3,000	19,935
#	Yokowo Co., Ltd.	1,700	9,015
	Yomeishu Seizo Co., Ltd.	2,000	17,060
#	Yomiuri Land Co., Ltd.	3,000	8,384
	Yondenko Corp.	2,100	10,191
	Yonekyu Corp.	2,000	22,731
#	Yorozu Corp.	1,900	15,683
	Yoshimoto Kogyo Co., Ltd.	2,000	19,944
#	Yoshinoya Holdings Co., Ltd.	23	20,690
	Yuraku Real Estate Co., Ltd.	3,000	3,525
	Yurtec Corp.	4,000	17,906
	Yushiro Chemical Industry Co., Ltd.	1,000	16,530
#	Zenrin Co., Ltd.	1,800	15,127
#	Zensho Co., Ltd.	2,100	8,276
#	Zeria Pharmaceutical Co., Ltd.	2,000	21,863
#	Zuken, Inc.	2,000	12,191

TOTAL — JAPAN			12,460,502

NETHERLANDS — (1.7%)
COMMON STOCKS — (1.7%)
#	Aalberts Industries NV	5,782	52,823
#	Accell Group NV	795	18,081
*	AFC Ajax NV	864	6,753
#	Arcadis NV	2,418	28,617
# *	ASM International NV	2,535	24,368
# *	BE Semiconductor Industries NV	1,100	2,479

33

	Beter Bed Holding NV	1,357	14,452
#	Brunel International NV	1,355	17,524
# *	Crucell NV	2,983	34,717
#	Draka Holding NV	762	9,202
#	Eriks Group NV	272	10,021
	Exact Holding NV	619	14,437
	Gamma Holding NV	304	5,652
	Grontmij NV	824	17,962
#	Heijmans NV	819	7,252
	Imtech NV	3,855	58,894
	Innoconcepts NV	1,056	8,591
*	Jetix Europe NV	783	13,242
	Kas Bank NV	488	7,844
	Kendrion NV	133	2,028
	Koninklijke Bam Groep NV	4,222	37,525
	Koninklijke Ten Cate NV	1,361	28,856
	Koninklijke Vopak NV	1,672	54,212
*	Laurus NV	4,820	17,127
#	Macintosh Retail Group NV	879	9,593
	Nutreco Holding NV	1,565	49,898
	Oce NV	3,355	15,526
	OPG Groep NV	3,387	48,738
	Ordina NV	2,349	12,338
# *	Pharming Group NV	3,806	3,136
	RSDB NV	354	7,877
*	Samas NV	3,291	4,599
	SBM Offshore NV	5,328	93,720
	Sligro Food Group NV	924	19,889
	Smit Internationale NV	564	38,054
#	Telegraaf Media Groep NV	1,554	29,658
	TKH Group NV	2,708	43,160
	Unit 4 Agresso NV	982	14,709
#	USG People NV	3,335	34,857
*	Van der Moolen Holding NV	995	3,386

TOTAL — NETHERLANDS			921,797

NEW ZEALAND — (0.6%)
COMMON STOCKS — (0.6%)
	Air New Zealand, Ltd.	24,687	13,199
	Briscoe Group, Ltd.	15,371	7,144
	Cavalier Corp., Ltd.	8,600	12,016
	Fisher & Paykel Appliances Holdings, Ltd.	23,260	18,356
#	Fisher & Paykel Healthcare Corp.	17,357	30,255
	Freightways, Ltd.	7,082	12,208
	Hallenstein Glassons Holdings, Ltd.	5,327	7,474
	Infratil, Ltd.	16,437	18,446
	Mainfreight, Ltd.	3,992	12,163
	New Zealand Refining Co., Ltd.	11,600	40,862
	Nuplex Industries, Ltd.	4,992	15,339
	Port of Tauranga, Ltd.	7,100	27,347
	Pumpkin Patch, Ltd.	7,400	4,393

34

	Pyne Gould Guinness, Ltd.	13,881	13,775
	Ryman Healthcare, Ltd.	31,115	28,241
	Sanford, Ltd.	6,562	21,303
	Sky City Entertainment Group, Ltd.	20,237	39,063
	Steel & Tube Holdings, Ltd.	5,579	9,720
	Tower, Ltd.	7,965	7,098

TOTAL — NEW ZEALAND			338,402

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
	Acta Holding ASA	5,000	1,441
	Austevoll Seafood ASA	2,800	5,010
# *	Blom ASA	4,000	13,048
	Bonheur ASA	1,250	23,987
# *	BW Gas, Ltd.	3,400	7,219
	Camillo Eitze & Co. ASA	1,600	7,992
#	Cermaq ASA	3,800	14,930
# *	Det Norske Oljeselskap ASA	56,000	37,710
#	DOF ASA	2,500	11,552
	EDB Business Partner ASA	2,200	4,116
# *	Eitzen Chemical ASA	5,000	11,259
	Ekornes ASA	1,600	16,617
# *	Eltek ASA	1,920	2,602
*	Ementor ASA	5,000	15,235
	Farstad Shipping ASA	800	10,477
	Ganger Rolf ASA	1,960	34,367
*	Kongsberg Automotive ASA	2,200	1,199
	Kongsberg Gruppen ASA	460	21,152
#	Leroy Seafood Group ASA	1,200	10,519
# *	Marine Harvest	90,000	14,537
# *	Norse Energy Corp. ASA	14,000	7,111
# *	Norske Skogindustrier ASA Series A	7,000	24,129
	Odfjell ASA Series A	1,000	7,712
*	ODIM ASA	1,200	7,314
# *	Petrolia Drilling ASA	55,000	9,057
	Prosafe ASA	10,360	38,511
*	Revus Energy ASA	1,400	21,466
	Rieber and Son ASA Series A	3,600	19,516
	Schibsted ASA	2,750	32,711
# *	Sevan Marine ASA	7,745	17,317
	Solstad Offshore ASA	1,000	9,042
# *	Songa Offshore ASA	2,200	7,939
	SpareBanken 1 SMN	5,179	20,401
*	TGS Nopec Geophysical Co. ASA	4,820	26,801
#	Tomra Systems ASA	9,200	42,785
#	TTS Marine ASA	1,100	3,495
	Veidekke ASA	4,900	15,169
	Wilh. Wilhelmsen ASA	2,050	29,481

TOTAL — NORWAY			604,926

35

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	15,318	31,569
*	Impresa Sociedade Gestora de Participacoes SA	6,108	4,566
	Mota-Engil SGPS SA	4,552	14,630
#	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	44,104
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	25,747
	Sociedade de Investimento e Gestao SGPS SA	6,200	54,058
#	Sonae Industria SGPS SA	2,500	6,588
# *	Sonaecom SGPS SA	8,301	12,890

TOTAL — PORTUGAL			194,152

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	34,000	9,391
*	Asia Food and Properties, Ltd.	70,000	8,997
	Bukit Sembawang Estates, Ltd.	4,500	12,199
	Cerebos Pacific, Ltd.	15,000	25,582
	CH Offshore, Ltd.	17,400	2,611
# *	Chartered Semiconductor Manufacturing, Ltd.	54,000	8,385
	China Aviation Oil (Singapore) Corp.	34,473	13,502
	Chuan Hup Holdings, Ltd.	87,000	13,316
	Creative Technology Co., Ltd.	2,650	5,439
#	Delong Holdings, Ltd.	17,000	10,221
	Ezra Holdings Pte, Ltd.	14,000	4,663
*	Fu Yu Corp., Ltd.	78,750	3,816
	GK Goh Holdings, Ltd.	17,000	6,310
	Goodpack, Ltd.	14,000	11,701
	Hi-P International, Ltd.	23,000	5,358
	Ho Bee Investment, Ltd.	14,000	3,342
	Hong Leong Asia, Ltd.	18,000	7,293
	Hotel Grand Central, Ltd.	29,203	9,538
	Hotel Plaza, Ltd.	37,500	33,494
	Hotel Properties, Ltd.	17,200	11,315
	Hwa Hong Corp., Ltd.	85,000	19,882
	Hyflux, Ltd.	11,000	11,803
	Jaya Holdings, Ltd.	22,000	8,214
	K1 Ventures, Ltd.	120,000	16,200
	Keppel Telecommunications and Transportation, Ltd.	60,000	36,437
	Kim Eng Holdings, Ltd.	16,200	10,541
	Lafe Corp., Ltd.	39,200	1,006
	Metro Holdings, Ltd.	41,000	11,021
	Midas Holdings, Ltd.	21,000	4,596
	MobileOne, Ltd.	14,000	12,463
	Orchard Parade Holdings, Ltd.	11,239	4,418
# *	Osim International, Ltd.	16,000	873
	Parkway Holdings, Ltd.	23,466	25,160
	Petra Foods, Ltd.	20,000	6,953
	Raffles Education Corp., Ltd.	58,000	22,398
	SBS Transit, Ltd.	23,000	25,255

36

	Singapore Food Industries, Ltd.	35,000	21,004
	Singapore Post, Ltd.	58,000	27,815
	Tat Hong Holdings, Ltd.	17,000	5,017
	Tuan Sing Holdings, Ltd.	44,000	2,754
	United Engineers, Ltd.	11,000	9,126
	UOB-Kay Hian Holdings, Ltd.	30,000	18,627
	WBL Corp., Ltd.	22,000	40,609
	Wheelock Properties, Ltd.	20,000	11,318
	Wing Tai Holdings, Ltd.	19,000	8,865
TOTAL COMMON STOCKS			568,828

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	1,750	378

TOTAL — SINGAPORE			569,206

SPAIN — (2.0%)
COMMON STOCKS — (2.0%)
	Abengoa SA	2,121	30,972
	Adolfo Dominguez SA	425	3,857
#	Amper SA	1,600	8,845
	Antena 3 de Television SA	3,640	19,441
# *	Avanzit SA	13,800	21,465
*	Azkoyen SA	2,080	9,754
*	Azkoyen SA	104	486
	Banco de Andalucia SA	224	10,288
	Banco de Credito Balear SA	573	10,541
	Banco Guipuzcoano SA	4,310	33,725
	Banco Pastor SA	5,312	44,158
*	Baron de Ley SA	67	3,753
	Campofrio Alimentacion SA	1,577	17,638
	Cementos Portland Valderrivas SA	849	30,907
	Construcciones y Auxiliar de Ferrocarriles SA	169	47,244
*	Corporacion Dermoestetica	1,600	8,087
	Duro Felguera SA	1,768	9,369
	Ebro Puleva SA	5,324	69,224
	Elecnor SA	1,422	16,815
*	Ercros SA	30,270	5,817
#	Faes Farma SA	7,525	38,856
*	General de Alquiler de Maquinaria	1,055	9,038
	Grupo Catalana Occidente SA	2,042	32,115
#	Grupo Empresarial Ence SA	6,000	27,690
	Iberia Lineas Aereas de Espana SA	34,690	81,840
	Iberpapel Gestion SA	936	14,094
# *	La Seda de Barcelona SA	39,580	20,283
	Mecalux SA	742	12,976
	Miquel y Costas & Miquel SA	555	6,535
*	Natraceutical SA	15,014	11,546
#	NH Hoteles SA	3,495	26,457
	Obrascon Huarte Lain SA	1,613	20,265
	Papeles y Cartones de Europa SA	2,299	10,983

37

	Pescanova SA	479	17,351
	Promotora de Informaciones SA	5,034	19,717
	Prosegur Cia de Seguridad SA	2,200	62,501
#	Service Point Solutions SA	5,069	5,921
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	6,028
	Sol Melia SA	4,123	19,373
#	SOS Cuetara SA	2,659	37,031
	Tubacex SA	5,465	19,488
	Tubos Reunidos SA	8,287	21,962
	Unipapel SA	733	9,559
*	Urbas Guadahermosa SA	4,591	1,171
*	Vertice Trescientos Sesenta Grados SA	651	687
	Vidrala SA	1,053	22,149
	Viscofan SA	3,593	61,800
*	Zeltia SA	12,166	60,624

TOTAL — SPAIN			1,080,426

SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
	Addtech AB Series B	2,500	30,012
	AF AB Series B	900	14,898
*	Anoto Group AB	7,000	2,113
	Axfood AB	1,800	34,692
	Axis Communications AB	2,100	22,486
	B&B Tools AB	2,500	27,214
*	BE Group AB	2,600	7,623
	Beijer Alma AB	1,700	14,778
	Bilia AB Series A	2,975	8,524
	Billerud AB	2,100	11,855
*	Brostrom AB Series B	1,020	7,514
	Cantena AB	1,487	13,504
#	Cardo AB	1,700	24,675
*	Carl Lamm Holding AB	342	1,441
#	Clas Ohlson AB Series B	1,200	11,939
	Cloetta AB Series B	500	14,767
#	D. Carnegie & Co. AB	5,750	15,634
	Elekta AB Series B	5,600	70,818
#	Eniro AB	4,800	11,122
	G & L Beijer AB Series B	800	13,462
	Gunnebo AB	1,800	4,948
	Hakon Invest AB	1,563	17,839
	Haldex AB	1,680	7,832
#	Hemtex AB	2,800	10,506
*	Hexpol AB	135	542
*	HIQ International AB	1,000	3,196
	Hoganas AB Series B	1,300	18,286
*	Indutrade AB	200	2,630
	Intrum Justitia AB	5,500	54,340
#	JM AB	5,312	28,478
*	KappAhl Holding AB	2,000	7,413
	Lagercrantz Group AB Series B	2,500	7,344

38

*	Mekonomen AB	1,400	15,355
# *	Micronic Laser Systems AB	1,600	2,065
	Munters AB	2,250	11,880
	NCC AB Series B	2,275	18,590
	New Wave Group AB Series B	2,000	3,068
#	NIBE Industrier AB	1,900	10,310
	Nobia AB	5,100	11,111
	Nolato AB Series B	1,100	5,967
*	Pa Resources AB	9,100	22,914
#	Peab AB Series B	3,200	8,978
	Peab Industri AB	1,600	6,584
	Q-Med AB	1,500	6,169
*	Rezidor Hotel Group AB	3,516	9,348
# *	Rottneros Bruk AB	11,700	2,709
*	SAS AB	4,000	21,151
*	Scribona AB Series B	900	524
	Skistar AB	1,500	13,479
	SWECO AB Series B	1,500	9,194
# *	Teleca AB Series B	8,000	3,280
#	Trelleborg AB Series B	4,669	27,912

TOTAL — SWEDEN			733,013

SWITZERLAND — (4.3%)
COMMON STOCKS — (4.3%)
	Acino Holding AG	184	38,105
	AFG Arbonia-Forster Holding AG	75	9,452
	Allreal Holding AG	372	37,875
*	Ascom Holding AG	1,474	9,576
	Bachem Holdings AG	343	24,699
	Baloise-Holding AG	2,851	152,427
	Bank Coop AG	531	34,290
	Bank Sarasin & Cie Series B	2,000	58,857
	Banque Cantonale de Geneve	85	17,420
	Banque Cantonale Vaudoise	144	32,097
	Banque Privee Edmond de Rothschild SA	2	51,705
*	Basilea Pharmaceutica AG	201	27,255
	Belimo Holdings AG	34	23,346
	Bellevue Group AG	298	10,307
	Berner Kantonalbank	264	51,652
	Bobst Group AG	800	28,953
	Bucher Industries AG	416	44,948
	Burckhardt Compression Holding AG	80	10,400
	Charles Voegele Holding AG	750	27,177
	Ciba Specialty Chemicals AG	2,141	89,125
#	Clariant AG	15,895	98,610
	Conzzeta AG	27	39,536
	Daetwyler Holding AG	296	12,022
	Dufry Group	642	13,300
	Elektrizitaets-Gesellschaft Laufenberg AG	24	23,053
	Emmi AG	111	10,539
	EMS-Chemie Holding AG	529	39,945

39

	Energiedienst Holding AG	1,000	43,088
	Flughafen Zuerich AG	262	69,808
#	Forbo Holding AG	82	20,158
#	Galenica Holding AG	362	109,458
	George Fisher AG	232	52,020
	Gurit Holding AG	25	11,236
	Helvetia Holding AG	192	32,914
	Jelmoli Holding AG	26	45,822
	Kaba Holding AG	90	19,413
*	Kardex AG	430	12,322
	Komax Holding AG	205	13,295
#	Kudelski SA	1,700	17,928
	Kuoni Reisen Holding AG	200	58,598
	Luzerner Kantonalbank AG	200	42,368
	Medisize Holding AG	250	11,679
*	Metall Zug AG	11	18,924
*	Micronas Semiconductor Holding AG	800	3,005
	Mobimo Holding AG	192	22,709
	Partners Group Holdings AG	517	43,060
	Phoenix Mecano AG	50	15,060
*	Precious Woods Holding AG	190	7,797
	PubliGroupe SA	70	6,662
*	Quadrant AG	192	13,260
	Rieters Holdings AG	254	44,013
	Romande Energie Holding SA	50	86,388
	Schulthess Group AG	434	14,625
	Schweiter Technology AG	80	26,337
	Schweizerische National Versicherungs Gesellschaft	30	16,307
	SIA Abrasives Holding AG	78	29,059
	Societe Generale d’Affichage	64	7,753
	St. Galler Kantonalbank	137	47,840
*	Swisslog Holding AG	16,104	8,072
	Swissquote Group Holding SA	538	15,764
	Tecan Group AG	607	27,252
*	Temenos Group AG	3,482	43,610
	Valartis Group AG	200	3,213
	Valiant Holding AG	781	134,567
	Valora Holding AG	224	32,477
*	Verwaltungs und Privat-Bank AG	150	20,808
	Vontobel Holdings AG	1,700	38,054
	Ypsomed Holdings AG	227	16,302
	Zehnder Holding AG	12	9,343
	Zuger Kantonalbank	8	23,422
TOTAL COMMON STOCKS			2,352,461

RIGHTS/WARRANTS — (0.0%)
*	Precious Woods Holding AG Rights 10/31/08	190	2

TOTAL — SWITZERLAND			2,352,463

40

UNITED KINGDOM — (13.6%)
COMMON STOCKS — (13.6%)
	Aberdeen Asset Management P.L.C.	38,814	58,616
	Aegis Group P.L.C.	33,093	34,876
	Aga Rangemaster Group P.L.C.	7,312	10,043
	Aggreko P.L.C.	14,299	100,059
*	Alba P.L.C.	1,765	661
*	Alizyme P.L.C.	8,514	1,959
*	Alphameric P.L.C.	12,452	3,671
	Amlin P.L.C.	33,505	171,565
	Anglo Pacific Group P.L.C.	9,858	17,119
	Anite P.L.C.	7,470	3,487
	Arena Leisure P.L.C.	8,000	3,344
*	Aricom P.L.C.	47,713	9,347
	ARM Holdings P.L.C.	81,209	126,615
	Arriva P.L.C.	13,563	131,214
	Ashmore Group P.L.C.	3,655	9,593
	Ashtead Group P.L.C.	13,374	9,200
	Atkins WS P.L.C.	4,902	42,107
	Aveva Group P.L.C.	3,072	39,162
*	Avis Europe P.L.C.	21,462	2,308
*	Axis-Shield P.L.C.	3,456	16,479
	Axon Group P.L.C.	1,245	12,708
	Babcock International Group P.L.C.	10,808	67,627
	Barr (A.G.) P.L.C.	1,130	20,288
	BBA Aviation P.L.C.	32,911	42,230
	Beazley Group P.L.C.	30,219	51,519
	Bellway P.L.C.	5,288	46,068
	Benfield Group, Ltd. P.L.C.	14,835	81,443
*	Biocompatibles International P.L.C.	927	1,832
	Blacks Leisure Group P.L.C.	2,366	1,134
	Bloomsbury Publishing P.L.C.	3,174	8,202
	Bodycote P.L.C.	25,799	51,641
#	Bovis Homes Group P.L.C.	9,037	49,398
	BPP Holdings P.L.C.	2,800	15,295
	Brammer P.L.C.	1,933	4,151
	Brewin Dolphin Holdings P.L.C.	18,429	33,502
	Brit Insurance Holdings P.L.C.	19,204	56,478
	British Polythene Industries P.L.C.	2,000	5,882
	Britvic P.L.C.	6,174	22,678
	BSS Group P.L.C.	5,876	21,603
*	BTG P.L.C.	8,348	17,323
	Capital & Regional P.L.C.	6,402	4,724
	Care UK P.L.C.	2,594	9,438
	Carillion P.L.C.	26,436	88,671
	Carpetright P.L.C.	4,000	29,405
	Castings P.L.C.	4,744	14,078
	Catlin Group, Ltd.	20,635	115,311
*	Charter International P.L.C.	8,148	53,107
	Chemring Group P.L.C.	2,294	58,852
	Chesnara P.L.C.	3,500	5,986
	Chloride Group P.L.C.	12,218	25,952
*	Chrysalis Group P.L.C.	2,000	2,428

41

	Clinton Cards P.L.C.	13,538	3,382
	Close Brothers Group P.L.C.	6,551	57,003
	Collins Stewart P.L.C.	4,982	3,514
	Communisis P.L.C.	4,553	3,389
	Computacenter P.L.C.	6,654	10,178
	Connaught P.L.C.	7,237	39,977
	Consort Medical P.L.C.	1,360	7,706
	Cookson Group P.L.C.	7,723	25,000
	Corin Group P.L.C.	2,986	5,793
	Cranswick P.L.C.	1,977	20,188
	Croda International P.L.C.	5,591	46,162
*	CSR P.L.C.	5,290	17,642
	Daily Mail & General Trust P.L.C. Series A	9,155	43,110
	Dairy Crest Group P.L.C.	10,341	51,666
*	Dana Petroleum P.L.C.	5,619	90,396
*	Danka Business Systems P.L.C.	7,000	118
	Davis Service Group P.L.C.	12,354	43,977
	Dawson Holdings P.L.C.	6,455	5,255
	De La Rue P.L.C.	7,044	101,615
	Delta P.L.C.	6,000	7,513
	Development Securities P.L.C.	1,186	5,431
	Devro P.L.C.	8,000	9,300
	Dialight P.L.C.	2,792	4,915
	Dicom Group P.L.C.	4,824	11,153
	Dignity P.L.C.	4,751	45,578
	Dimension Data Holdings P.L.C.	78,371	37,650
	Diploma P.L.C.	7,500	15,692
	Domino Printing Sciences P.L.C.	6,574	21,149
	DS Smith P.L.C.	31,526	33,821
	DSG International P.L.C.	80,930	42,132
	DTZ Holdings P.L.C.	4,629	4,194
	Dyson Group P.L.C.	3,052	2,287
	E2V Technologies P.L.C.	2,700	9,793
	Electrocomponents P.L.C.	25,911	59,426
	Elementis P.L.C.	23,267	21,945
	Ennstone P.L.C.	46,777	3,547
*	Erinaceous Group P.L.C.	4,077	108
	Euromoney Institutional Investor P.L.C.	3,960	17,028
	Evolution Group P.L.C.	7,200	9,619
	F&C Asset Management P.L.C.	30,246	20,640
	Fenner P.L.C.	7,389	12,186
	Fidessa Group P.L.C.	2,121	19,593
	Filtrona P.L.C.	7,745	15,558
	Filtronic P.L.C.	3,555	2,465
	Findel P.L.C.	3,443	3,409
	Forth Ports P.L.C.	2,313	36,587
	French Connection Group P.L.C.	2,765	2,219
*	Full Circle Future, Ltd.	3,000	—
	Fuller Smith & Turner P.L.C.	3,070	15,172
	Future P.L.C.	13,448	2,824
	Galiform P.L.C.	31,043	11,222
	Galliford Try P.L.C.	13,505	9,934

42

	Game Group P.L.C.	17,436	36,575
*	Games Workshop Group P.L.C.	510	2,209
*	Genus P.L.C.	3,377	32,985
	GKN P.L.C.	37,376	71,669
	Go-Ahead Group P.L.C.	2,000	43,803
	Greene King P.L.C.	10,256	52,963
	Greggs P.L.C.	640	33,627
	Halfords Group P.L.C.	8,640	30,832
	Halma P.L.C.	18,397	48,647
*	Hargreaves Lansdown P.L.C.	6,832	18,787
	Hays P.L.C.	5,046	5,540
	Headlam Group P.L.C.	3,793	13,085
	Helical Bar P.L.C.	4,115	19,784
#	Helphire P.L.C.	6,555	11,141
	Henderson Group P.L.C.	38,295	32,754
	Henry Boot P.L.C.	3,595	3,457
	Hikma Pharmaceuticals P.L.C.	6,026	31,422
	Hill & Smith Holdings P.L.C.	7,437	23,793
	Hiscox, Ltd.	24,784	98,206
	HMV Group P.L.C.	23,197	37,157
	Hochschild Mining P.L.C.	6,698	14,408
	Holidaybreak P.L.C.	2,376	6,801
	Homeserve P.L.C.	3,150	64,678
	Hunting P.L.C.	6,453	44,684
	Huntsworth P.L.C.	1,679	938
	Hyder Consulting P.L.C.	2,034	6,230
	IG Group Holdings P.L.C.	16,273	76,028
	IMI P.L.C.	18,222	80,983
*	Imperial Energy Corp. P.L.C.	2,778	38,014
	Inchcape P.L.C.	9,694	12,360
	Innovation Group P.L.C.	44,854	3,779
	Intermediate Capital Group P.L.C.	4,920	76,700
	International Personal Finance P.L.C.	14,134	31,977
	Interserve P.L.C.	9,249	27,625
	Intertek Group P.L.C.	8,663	102,597
	ITE Group P.L.C.	10,838	14,777
	J.D. Wetherspoon P.L.C.	7,000	29,124
	James Fisher & Sons P.L.C.	3,436	18,783
	Jardine Lloyd Thompson Group P.L.C.	6,949	49,567
	JJB Sports P.L.C.	12,000	5,723
	JKX Oil and Gas P.L.C.	6,993	17,149
	John Menzies P.L.C.	3,000	8,195
	Johnston Press P.L.C.	34,674	13,853
	Kcom Group P.L.C.	15,853	4,612
	Keller Group P.L.C.	3,959	33,300
	Kesa Electricals P.L.C.	31,742	40,761
	Kier Group P.L.C.	3,314	36,185
	Laird P.L.C.	10,782	28,315
	Lavendon Group P.L.C.	1,578	3,561
	Liontrust Asset Management P.L.C.	2,728	5,113
	Logica P.L.C.	55,350	61,618
	Lookers P.L.C.	5,753	3,047

43

	Low & Bonar P.L.C.	7,500	5,889
	Luminar Group Holdings P.L.C.	2,328	5,774
	Macfarlane Group P.L.C.	6,000	1,474
	Management Consulting Group P.L.C.	21,891	9,848
	Marshalls P.L.C.	5,652	8,925
	Marston’s P.L.C.	14,576	22,302
	Mcbride P.L.C.	6,500	13,175
	Meggitt P.L.C.	39,752	87,085
	Melrose P.L.C.	14,247	20,478
	Melrose Resources P.L.C.	5,289	17,501
	Michael Page International P.L.C.	21,322	69,065
	Micro Focus International P.L.C.	5,660	23,931
	Millennium and Copthorne Hotels P.L.C.	7,444	25,372
*	Minerva P.L.C.	5,000	1,394
	Misys P.L.C.	31,196	55,859
	Mitie Group P.L.C.	12,853	39,055
	Molins P.L.C.	1,360	1,166
	Mondi P.L.C.	21,959	79,697
	Morgan Crucible Co. P.L.C.	10,153	17,558
	Morgan Sindall P.L.C.	1,492	12,085
	Morse P.L.C.	9,635	2,974
	Mothercare P.L.C.	3,573	17,519
	Mouchel Group P.L.C.	5,135	26,052
	N Brown Group P.L.C.	9,038	32,122
	National Express Group P.L.C.	7,300	67,247
	Nestor Healthcare Group P.L.C.	4,757	1,954
	Northern Foods P.L.C.	23,834	18,646
	Northgate P.L.C.	3,863	7,949
*	NXT P.L.C.	3,360	339
	OPD Group P.L.C.	2,139	2,942
*	Oxford Biomedica P.L.C.	29,875	2,887
	Oxford Instruments P.L.C.	4,604	13,860
*	Parity Group P.L.C.	225	33
	PayPoint P.L.C.	1,573	13,387
	Pendragon P.L.C.	28,408	2,329
*	Photo-Me International P.L.C.	11,000	1,863
	Pinewood Shepperton P.L.C.	3,450	7,832
	Premier Farnell P.L.C.	10,889	22,878
	Premier Foods P.L.C.	20,212	8,962
*	Premier Oil P.L.C.	4,000	47,953
*	Protherics P.L.C.	20,338	11,474
	Provident Financial P.L.C.	7,567	96,459
	Psion P.L.C.	6,000	7,347
	PV Crystalox Solar P.L.C.	11,300	24,678
	PZ Cussons P.L.C.	14,129	28,520
	Qinetiq P.L.C.	31,363	86,199
	Rathbone Brothers P.L.C.	3,114	40,348
	Raven Mount P.L.C.	13,000	10,252
	Redrow P.L.C.	11,802	39,472
*	Regus P.L.C.	52,449	39,461
	Renishaw P.L.C.	2,904	24,807
	Rensburg Sheppards P.L.C.	1,080	7,968

44

	Rentokil Initial P.L.C.	101,470	73,747
	Restaurant Group P.L.C.	8,444	17,129
	Rightmove P.L.C.	2,008	6,262
	RM P.L.C.	5,970	14,842
	Robert Wiseman Dairies P.L.C.	1,877	11,683
	ROK P.L.C.	11,035	13,526
	Rotork P.L.C.	4,906	58,788
	RPC Group P.L.C.	4,083	7,126
	RPS Group P.L.C.	9,770	23,257
	Savills P.L.C.	5,508	20,353
*	SDL P.L.C.	3,813	14,949
	Senior P.L.C.	14,400	13,215
	Severfield-Rowen P.L.C.	1,808	4,468
	Shanks Group P.L.C.	14,724	29,760
	Shore Capital Group P.L.C.	11,089	4,093
	SIG P.L.C.	5,999	23,531
	Signet Group, Ltd.	4,987	48,852
*	SkyePharma P.L.C.	288	858
	Smiths News P.L.C.	10,824	9,920
*	Soco International P.L.C.	3,613	83,235
	Spectris P.L.C.	5,378	43,168
	Speedy Hire P.L.C.	1,564	6,030
	Spirax-Sarco Engineering P.L.C.	6,100	79,162
	Spirent Communications P.L.C.	42,716	37,368
	SSL International P.L.C.	8,710	58,826
	St Ives Group P.L.C.	3,000	4,224
	ST Modwen Properties P.L.C.	11,500	35,216
	St. Jame’s Place P.L.C.	11,136	33,303
*	Stanelco P.L.C.	51,229	338
	Sthree P.L.C.	2,791	6,800
*	STV Group P.L.C.	500	1,296
	T. Clarke P.L.C.	3,989	7,850
	Taylor Nelson Sofres P.L.C.	17,457	68,896
	Ted Baker P.L.C.	1,617	8,531
	The Berkeley Group Holdings P.L.C.	4,697	56,553
	The Vitec Group P.L.C.	2,000	5,648
	The Weir Group P.L.C.	3,858	21,674
	Tomkins P.L.C.	41,311	75,826
	Topps Tiles P.L.C.	5,775	3,051
	Travis Perkins P.L.C.	9,381	44,400
	Trinity Mirror P.L.C.	6,899	3,876
	TT electronics P.L.C.	6,965	5,304
	Tullett Prebon P.L.C.	10,034	38,454
*	UK Coal P.L.C.	7,301	11,442
	Ultra Electronics Holdings P.L.C.	2,783	49,370
*	Uniq P.L.C.	7,440	3,352
	United Business Media P.L.C.	16,744	108,957
	UTV Media P.L.C.	2,430	3,276
*	Vectura Group P.L.C.	4,596	3,499
	Venture Production P.L.C.	5,663	36,958
	Victrex P.L.C.	3,288	30,411
	VT Group P.L.C.	11,026	88,818

45

	WH Smith P.LC.	9,800	58,921
	White Young Green P.L.C.	2,244	4,529
	William Hill P.L.C.	4,953	15,229
	Wilmington Group P.L.C.	6,879	15,995
	Wincanton P.L.C.	5,790	16,571
*	Wolfson Microelectronics P.L.C.	7,866	10,999
	Woolworths Group P.L.C.	71,508	4,910
	WSP Group P.L.C.	4,191	19,586
	Xaar P.L.C.	5,056	4,621
*	Xchanging P.L.C.	4,936	17,581
	Yell Group P.L.C.	13,852	13,748
	Yule Catto & Co. P.L.C.	6,673	9,132

TOTAL — UNITED KINGDOM			7,398,100

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,920,000 FNMA 3.50%, 03/25/33, valued at $927,153) to be repurchased at $913,072	$913	913,000

		Shares
SECURITIES LENDING COLLATERAL — (17.8%)
§ @	DFA Short Term Investment Fund LP	7,894,334	7,894,334

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08, (Collateralized by $1,758,811 GNMA 7.00%, 08/15/38, valued at $1,815,835) to be repurchased at $1,780,267	$1,780	1,780,230

TOTAL SECURITIES LENDING COLLATERAL			9,674,564

TOTAL INVESTMENTS - (100.0%) (Cost $81,021,315)			$54,330,989

See accompanying Notes to Financial Statements.

46

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Shares	Value ††

AUSTRALIA — (4.0%)
COMMON STOCKS — (4.0%)
Amcor, Ltd.	22,905	$88,422
Australia & New Zealand Banking Group, Ltd.	26,396	309,427
Bendigo Bank, Ltd.	6,403	56,486
Boral, Ltd.	12,395	37,306
Caltex Australia, Ltd.	2,781	17,515
CSR, Ltd.	20,262	29,451
# Fairfax Media, Ltd.	35,541	45,564
Lend Lease Corp., Ltd.	8,595	39,771
# Macquarie Group, Ltd.	4,640	92,053
National Australia Bank, Ltd.	20,300	329,390
Onesteel, Ltd.	16,598	38,132
Qantas Airways, Ltd.	24,542	39,863
Suncorp-Metway, Ltd.	17,033	91,692
TABCORP Holdings, Ltd.	13,704	62,828
# Toll Holdings, Ltd.	15,803	63,087
Washington H. Soul Pattinson & Co., Ltd.	4,770	27,596

TOTAL — AUSTRALIA		1,368,583

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
# Erste Group Bank AG	1,418	37,804
OMV AG	5,113	163,667
Voestalpine AG	2,633	64,257

TOTAL — AUSTRIA		265,728

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Delhaize Group	3,089	173,721
UCB SA	3,388	86,237

TOTAL — BELGIUM		259,958

CANADA — (5.8%)
COMMON STOCKS — (5.8%)
# Bank of Montreal	5,179	184,851
Canadian Imperial Bank of Commerce	3,900	176,864
Canadian Pacific Railway, Ltd.	2,900	131,250
Canadian Tire Corp. Class A	1,500	56,998
* CGI Group, Inc.	4,500	35,916
Empire Co., Ltd. Class A	500	19,082
George Weston, Ltd.	1,000	51,033

1

Industrial Alliance Insurance & Financial Services, Inc.	700	14,519
ING Canada, Inc.	700	19,055
Loblaw Companies, Ltd.	1,800	43,831
Magna International, Inc. Class A	1,600	53,683
Manitoba Telecom Services, Inc.	500	17,668
Metro, Inc. Class A	1,600	40,289
National Bank of Canada	1,500	56,264
Petro-Canada	10,100	252,563
Power Corp. of Canada, Ltd.	2,900	63,038
Power Financial Corp.	2,600	65,081
Sherritt International Corp.	4,800	14,735
Sun Life Financial, Inc.	5,800	136,422
# The Thomson Corp.	4,800	113,021
Toronto Dominion Bank	8,000	377,798
Yamana Gold, Inc.	10,400	49,614

TOTAL — CANADA		1,973,575

DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
A P Moller - Maersk A.S.	30	172,650
Danisco A.S.	1,400	60,654
Danske Bank A.S.	8,202	121,417
* Jyske Bank A.S.	1,300	38,398
Sydbank A.S.	700	10,880

TOTAL — DENMARK		403,999

FINLAND — (0.7%)
COMMON STOCKS — (0.7%)
Outokumpu Oyj Series A	3,079	31,908
Sampo Oyj	880	17,635
UPM-Kymmene Oyj	13,578	191,997

TOTAL — FINLAND		241,540

FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
Air France-KLM	3,479	50,124
AXA SA Sponsored ADR	23,300	435,943
BNP Paribas SA	11,000	794,215
Casino Guichard Perrachon SA	1,170	81,786
Ciments Francais SA	244	17,716
CNP Assurances	385	31,023
Compagnie de Saint-Gobain	6,500	250,815
Credit Agricole SA	1,400	20,254
# European Aeronautic Defence & Space Co.	9,143	152,073
Lagardere S.C.A.	3,281	130,453
Peugeot SA	4,276	114,105
Renault SA	4,200	128,721
Safran SA	4,295	54,510
SCOR SE	1,668	27,328
Societe Generale Paris	600	32,703

2

STMicroelectronics NV	18,300	150,431

TOTAL — FRANCE		2,472,200

GERMANY — (10.0%)
COMMON STOCKS — (10.0%)
Allianz SE	6,494	488,670
AMB Generali Holding AG	200	21,873
Bayerische Motoren Werke AG	8,690	220,366
Celesio AG	2,001	58,748
Commerzbank AG	9,946	106,988
# Continental AG	3,838	274,426
Daimler AG Sponsored ADR	5,500	189,750
Deutsche Bank AG ADR	2,700	102,546
Deutsche Lufthansa AG	5,719	79,209
Deutsche Telekom AG	86,101	1,278,466
Fraport AG	863	27,641
Hannover Rueckversicherung AG	895	22,201
# Heidelberger Zement AG	624	44,725
* Infineon Technologies AG	17,909	56,024
Munchener Rueckversicherungs-Gesellschaft AG	2,860	371,284
Salzgitter AG	1,060	69,708

TOTAL — GERMANY		3,412,625

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
EFG Eurobank Ergasias S.A.	10,469	113,795
Hellenic Petroleum S.A.	5,666	46,940

TOTAL — GREECE		160,735

HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
Cathay Pacific Airways, Ltd.	37,000	45,151
Cheung Kong Holdings, Ltd.	25,210	242,055
* Galaxy Entertainment Group, Ltd.	31,000	2,289
Great Eagle Holdings, Ltd.	8,000	9,184
Henderson Land Development Co., Ltd.	21,749	78,653
Hong Kong and Shanghai Hotels, Ltd.	13,000	12,279
Hopewell Holdings, Ltd.	16,000	49,745
Hutchison Whampoa, Ltd.	79,000	426,906
Kowloon Development Co., Ltd.	14,000	4,748
New World China Land, Ltd.	38,400	6,576
New World Development Co., Ltd.	57,830	48,140
Shun Tak Holdings, Ltd.	32,000	6,378
Sino Land Co., Ltd.	20,000	17,584
Sun Hung Kai Properties, Ltd.	4,000	35,044
Wharf Holdings, Ltd.	27,963	55,792
Wheelock and Co., Ltd.	27,000	40,447
Wheelock Properties, Ltd.	30,000	10,172

TOTAL — HONG KONG		1,091,143

3

IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
# Allied Irish Banks P.L.C. Sponsored ADR	7,500	77,625

ITALY — (1.2%)
COMMON STOCKS — (1.2%)
Banca Popolare di Milano Scarl	3,203	18,746
Banco Popolare Scarl	8,500	106,037
Fondiaria - Sai SpA	900	16,908
Telecom Italia SpA	33,989	39,045
UniCredito Italiano SpA	28,630	70,087
Unione di Banche Italiane ScpA	8,100	136,648
Unipol Gruppo Finanziario SpA	15,200	26,968

TOTAL — ITALY		414,439

JAPAN — (15.5%)
COMMON STOCKS — (15.5%)
AEON Co., Ltd.	9,200	88,219
Aioi Insurance Co., Ltd.	11,000	45,168
Ajinomoto Co., Inc.	17,000	146,785
Alps Electric Co., Ltd.	3,400	18,704
Amada Co., Ltd.	7,000	32,146
* Aozora Bank, Ltd.	13,000	10,855
Bridgestone Corp.	7,900	138,116
Canon Marketing Japan, Inc.	1,500	25,094
Coca-Cola West Japan Co., Ltd.	1,100	22,062
Cosmo Oil Co., Ltd.	11,000	23,400
Credit Saison Co., Ltd.	3,600	38,205
CSK Holdings Corp.	1,200	10,030
Dai Nippon Printing Co., Ltd.	15,000	177,227
Dai Nippon Sumitomo Pharma Co., Ltd.	3,000	23,702
Daicel Chemical Industries, Ltd.	6,000	21,634
Dainippon Ink & Chemicals, Inc.	13,000	21,013
Daiwa House Industry Co., Ltd.	10,000	88,899
Dentsu, Inc.	51	83,683
Fuji Electric Holdings Co., Ltd.	11,000	16,050
Fuji Heavy Industries, Ltd.	12,000	42,212
FUJIFILM Holdings Corp.	14,000	322,285
Fujikura, Ltd.	7,000	20,062
Fukuoka Financial Group, Inc.	17,000	56,226
Futaba Industrial Co., Ltd.	1,000	6,228
Glory, Ltd.	1,400	20,064
Hakuhodo Dy Holdings, Inc.	460	20,946
House Foods Corp.	1,400	22,757
Idemitsu Kosan Co., Ltd.	400	23,321
JS Group Corp.	7,000	90,643
Juroku Bank, Ltd.	6,000	22,130

4

Kamigumi Co., Ltd.	5,000	39,778
Kaneka Corp.	6,000	27,999
Kinden Corp.	2,000	16,699
Marui Group Co., Ltd.	5,700	34,843
Mitsubishi Chemical Holdings Corp.	20,500	82,875
Mitsubishi Logistics Corp.	3,000	27,294
Mitsubishi Rayon Co., Ltd.	11,000	23,614
Mitsui Chemicals, Inc.	13,000	45,389
Mitsui Mining and Smelting Co., Ltd.	11,000	20,118
Namco Bandai Holdings, Inc.	4,100	42,162
NEC Corp.	49,000	145,274
NGK Spark Plug Co., Ltd.	3,000	28,280
Nippon Express Co., Ltd.	17,000	68,616
Nippon Meat Packers, Inc.	2,000	27,432
Nippon Mining Holdings, Inc.	22,500	68,880
Nippon Mitsubishi Oil Corp.	32,000	131,353
Nippon Paper Group, Inc.	18	48,108
Nippon Sheet Glass Co., Ltd.	12,000	39,245
Nishi-Nippon Bank, Ltd.	13,000	28,321
Nissan Motor Co., Ltd.	64,300	319,339
Nissay Dowa General Insurance Co., Ltd.	4,000	17,793
Nisshin Steel Co., Ltd.	16,000	21,427
Nisshinbo Industries, Inc.	3,000	17,437
NOK Corp.	2,200	20,946
Obayashi Corp.	12,000	58,713
Oji Paper Co., Ltd.	22,000	83,997
Onward Holdings Co., Ltd.	3,000	21,942
Panasonic Electric Works Co., Ltd.	9,000	78,550
Pioneer Electronic Corp.	3,100	9,196
Rohm Co., Ltd.	2,500	120,464
Sapporo Hokuyo Holdings, Inc.	7	30,189
Sega Sammy Holdings, Inc.	3,900	29,483
Sekisui Chemical Co., Ltd.	9,000	52,584
Sekisui House, Ltd.	10,000	100,275
Shiga Bank, Ltd.	4,000	24,836
Shimizu Corp.	12,000	58,883
Shinko Securities Co., Ltd.	10,000	24,798
Shinsei Bank, Ltd.	22,000	33,746
Shizuoka Bank, Ltd.	6,000	52,991
Sojitz Corp.	24,500	40,941
Sompo Japan Insurance, Inc.	13,000	91,119
Sumitomo Electric Industries, Ltd.	17,900	144,928
Sumitomo Forestry Co., Ltd.	2,700	17,716
Sumitomo Rubber Industries, Ltd.	3,400	29,993
Taiheiyo Cement Corp.	18,000	20,951
Taisei Corp.	19,000	43,788
Takashimaya Co., Ltd.	6,000	46,242
Teijin, Ltd.	18,000	46,812
The 77 Bank, Ltd.	8,000	37,692
The Bank of Kyoto, Ltd.	7,000	73,631
The Chugoku Bank, Ltd.	4,000	55,028
The Daishi Bank, Ltd.	6,000	23,363

5

The Gunma Bank, Ltd.	9,000	45,955
The Hachijuni Bank, Ltd.	10,000	49,069
The Hiroshima Bank, Ltd.	11,000	40,876
The Hyakugo Bank, Ltd.	5,000	28,083
The Hyakujishi Bank, Ltd.	4,000	19,966
The Iyo Bank, Ltd.	6,000	64,728
The Joyo Bank, Ltd.	16,000	75,272
The Kagoshima Bank, Ltd.	3,000	19,020
The Keiyo Bank, Ltd.	5,000	22,416
The Ogaki Kyoritsu Bank, Ltd.	5,000	24,848
The San-in Godo Bank, Ltd.	3,000	21,475
Tokuyama Corp.	4,000	20,257
Tokyo Steel Manufacturing Co., Ltd.	2,200	16,993
Tokyo Tatemono Co., Ltd.	6,000	24,715
Toppan Printing Co., Ltd.	12,000	88,235
Toyo Seikan Kaisha, Ltd.	3,200	39,480
Toyota Auto Body Co., Ltd.	1,100	17,635
UNY Co., Ltd.	4,000	31,174
Wacoal Corp.	2,000	21,667
Yamaguchi Financial Group, Inc.	5,000	47,825
Yamaha Motor Co., Ltd.	4,600	50,857
Yokohama Rubber Co., Ltd.	5,000	24,534

TOTAL — JAPAN		5,269,019

NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
Aegon NV	31,678	131,627
ArcelorMittal ADR	6,200	162,750
ING Groep NV	39,432	369,886
Koninklijke DSM NV	5,120	142,584
Koninklijke Philips Electronics NV	42,264	781,032
SNS Reaal	3,588	26,321

TOTAL — NETHERLANDS		1,614,200

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Fletcher Building, Ltd.	6,230	21,154

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
DnB NOR ASA Series A	13,219	76,609
* Marine Harvest	66,000	10,661
Norsk Hydro ASA	21,600	90,251
Orkla ASA	23,200	154,447
Storebrand ASA	6,174	14,634

TOTAL — NORWAY		346,602

6

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Banco Comercial Portugues SA	9,600	11,157
Banco Espirito Santo SA	2,652	25,250

TOTAL — PORTUGAL		36,407

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Capitaland, Ltd.	23,000	46,096
DBS Group Holdings, Ltd.	21,907	167,227
Fraser & Neave, Ltd.	22,000	41,513
Neptune Orient Lines, Ltd.	12,000	10,135
Singapore Airlines, Ltd.	14,000	107,261
United Industrial Corp., Ltd.	18,000	16,334

TOTAL — SINGAPORE		388,566

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
# Acerinox SA	3,949	49,643
# Banco de Sabadell SA	18,224	124,303
Banco Espanol de Credito SA	2,000	25,444
Banco Santander Central Hispano SA	70,000	757,062
Grupo Ferrovial SA	1,601	49,341
Repsol YPF SA Sponsored ADR	23,900	456,968
Sacyr Vallehermoso SA	2,166	19,976
* Sacyr Vallehermoso SA Issue 08	154	1,420

TOTAL — SPAIN		1,484,157

SWEDEN — (3.6%)
COMMON STOCKS — (3.6%)
Electrolux AB Series B	5,500	50,634
Nordea Bank AB	31,665	253,799
# Skandinaviska Enskilda Banken AB Series A	7,592	75,242
Svenska Cellulosa AB Series B	13,600	100,428
Svenska Handelsbanken AB Series A	7,745	142,330
Swedbank AB Series A	6,983	57,707
Telefonaktiebolaget LM Ericsson Series B	80,000	544,592

TOTAL — SWEDEN		1,224,732

SWITZERLAND — (3.3%)
COMMON STOCKS — (3.3%)
Adecco SA	3,575	124,363
Baloise-Holding AG	493	26,358
Credit Suisse Group AG Sponsored ADR	2,700	100,980
EFG International AG	1,339	28,826
Givaudan SA	177	120,610
Holcim, Ltd.	280	15,904
Swiss Re	6,209	258,938
Zurich Financial SVCS AG	2,164	439,027

TOTAL — SWITZERLAND		1,115,006

7

UNITED KINGDOM — (22.7%)
COMMON STOCKS — (22.7%)
	Associated British Foods P.L.C.	11,453	128,153
	Aviva P.L.C.	46,172	275,416
	Barclays P.L.C. Sponsored ADR	13,600	146,472
	BP P.L.C. Sponsored ADR	2,600	129,220
	British Airways P.L.C.	18,955	41,941
#	Carnival P.L.C. ADR	7,700	174,790
	GKN P.L.C.	21,924	42,040
#	HSBC Holdings P.L.C. Sponsored ADR	17,100	1,008,900
	ITV P.L.C.	102,771	49,635
	Kingfisher P.L.C.	75,933	140,153
	Legal and General Group P.L.C.	122,943	141,396
	Lloyds TSB Group P.L.C. Sponsored ADR	26,900	340,016
	Mondi P.L.C.	11,416	41,433
#	Pearson P.L.C. Sponsored ADR	26,000	263,120
	Rexam P.L.C.	21,126	127,301
*	Rolls-Royce Group P.L.C.	59,893	316,888
*	Rolls-Royce Group P.L.C. Series C	3,425,880	5,513
	Royal Bank of Scotland Group P.L.C.	127,501	140,444
	Royal Dutch Shell P.L.C. ADR	28,400	1,570,236
	RSA Insurance Group P.L.C.	52,000	115,639
	Sainsbury (J.) P.L.C.	50,561	230,971
	Schroders P.L.C.	3,861	49,497
	Schroders P.L.C. Non-Voting	1,900	20,219
	Standard Life P.L.C.	44,462	172,114
	Tate & Lyle P.L.C.	14,237	84,639
	Thomas Cook Group P.L.C.	15,027	40,766
	Vodafone Group P.L.C. Sponsored ADR	78,400	1,510,768
	Whitbread P.L.C.	5,456	79,077
	William Morrison Supermarkets P.L.C.	77,669	330,710
TOTAL COMMON STOCKS			7,717,467

RIGHTS/WARRANTS — (0.0%)
*	Barclays P.L.C. Sponsored ADR Rights 07/17/08	1,500	—

TOTAL — UNITED KINGDOM			7,717,467

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $170,000 FHLMC 6.50%, 08/01/37, valued at $147,870) to be repurchased at $145,011	$145	145,000

8

Shares
SECURITIES LENDING COLLATERAL — (7.5%)
§ @	DFA Short Term Investment Fund LP	2,300,293	2,300,293

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.18%, 11/03/08 (Collateralized by $248,660 FNMA 5.125%, 04/15/11, valued at $253,469) to be repurchased at $243,654	$244	243,650

TOTAL SECURITIES LENDING COLLATERAL		2,543,943

TOTAL INVESTMENTS - (100.0%) (Cost $52,544,048)		$34,048,403

See accompanying Notes to Financial Statements.

9

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, International Real Estate Securities Portfolio, DFA Inflation-Protected Securities Portfolio, California Short-Term Municipal Bond Portfolio, CSTG&E International Social Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, T.A. U.S. Core Equity 2 Portfolio, DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, VA International Small Portfolio, VA International Value Portfolio, VA U.S. Targeted Value Portfolio, VA Short-term Fixed Portfolio, VA U.S. Large Value Portfolio, VA Global Bond Portfolio, DFA Five-Year Global Fixed Income Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, International Sustainability Core 1 Portfolio, U.S. Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, International Vector Equity Portfolio, U.S. Targeted Value Portfolio and DFA Short-term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Funds”) as of October 31, 2008, and for the year then ended and have issued our unqualified report thereon dated December 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Funds’ investment portfolios (the “Portfolios”) as of October 31, 2008 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series, The Tax-Managed U.S. Equity Series, DFA Two-Year Global Fixed Income Series, Enhanced U.S. Large Company Series and DFA One-Year Fixed Income Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2008, and for the year then ended and have issued our unqualified report thereon dated December 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of October 31, 2008 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the “Fund”) as of October 31, 2008, and for the year then ended and have issued our unqualified report thereon dated December 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of October 31, 2008 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2008

ITEM 7.                                                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                                                     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                                                     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                                               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has adopted procedures by which a Qualifying Fund Shareholder (as defined below) may recommend disinterested board of directors candidates to the Registrant’s Nominating Committee.  While the Nominating Committee is solely responsible for the selection and recommendation of disinterested board of directors candidates to the board of directors, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Registrant’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  Such recommendations shall be directed to the Secretary of the Registrant at such address as is set forth in the Registrant’s disclosure documents.  The Qualifying Fund Shareholder’s letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each series of shares of the Registrant that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae.  The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.  The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of board members.

ITEM 11.                                               CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                               EXHIBITS.

(a)(1)                    Code of Ethics is filed herewith.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:  January 5, 2009

By:	/s/David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:  January 6, 2009